UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23305

AMERICAN CENTURY ETF TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	08-31

Date of reporting period:	08-31-2024

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)

ANNUAL SHAREHOLDER REPORT

American Century California Municipal Bond ETF

NYSE Arca, Inc. (CATF)	August 31, 2024

This annual shareholder report contains important information about American Century California Municipal Bond ETF for the period of July 16, 2024 to August 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
American Century California Municipal Bond ETF	$3	0.27%
*The costs of an investment would have been greater had the class been available for a full year.

Fund Statistics
Net Assets	$22,718,695
Management Fees (dollars paid during the reporting period)	$6,552
Portfolio Turnover Rate	5%
Total Number of Portfolio Holdings	83

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Portfolio at a Glance
Municipal Securities	93.9%	Weighted Average Life to Maturity	13 years
Short-Term Investments	11.7%	Modified Duration	6 years
Other Assets and Liabilities	(5.6)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072117

ANNUAL SHAREHOLDER REPORT

American Century Diversified Corporate Bond ETF

NYSE Arca, Inc. (KORP)	August 31, 2024

This annual shareholder report contains important information about American Century Diversified Corporate Bond ETF for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Diversified Corporate Bond ETF	$30	0.29%

What were the key factors that affected the fund’s performance?
American Century Diversified Corporate Bond ETF returned 10.26% for the reporting period ended August 31, 2024.
The fund seeks to provide current income. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Intermediate Corporate Bond Index.
•	Treasury yields declined and inflation moderated for the 12-month period, which supported widespread gains across the U.S. fixed-income market. Corporate bonds generally outperformed the broad market, as economic growth and corporate earnings remained resilient and credit spreads tightened.
•	Security selection was a primary driver of fund performance. The financial institutions sector was a top contributor, largely due to our selections among banks, real estate investment trusts and finance companies. Holdings among retailers and technology companies also boosted results. Our selections in the consumer noncyclical sector modestly detracted, mostly due to the food and beverage industry.
•	Our longer-than-index duration position also aided fund performance. This strategy proved helpful as yields declined for the period.
•	Sector allocation also broadly contributed to performance. An out-of-index position in high-yield corporate bonds, which outperformed investment-grade corporates for the period, was the main contributor. Additionally, an out-of-index stake in government bonds and an underweight position in the technology sector also boosted results.

Cumulative Performance (based on an initial $10,000 investment)
January 11, 2018 through August 31, 2024

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
American Century Diversified Corporate Bond ETF	10.26%	1.84%	2.54%	1/11/18
Regulatory Index
Bloomberg U.S. Aggregate Bond	7.30%	-0.04%	1.36%	—
Performance Index
Bloomberg U.S. Intermediate Corporate Bond	8.95%	1.71%	2.63%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$294,962,213
Management Fees (dollars paid during the reporting period)	$690,729
Portfolio Turnover Rate	198%
Total Number of Portfolio Holdings	233

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	92.5%
U.S. Treasury Securities	1.9%
Preferred Stocks	1.1%
Short-Term Investments	4.1%
Other Assets and Liabilities	0.4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072109

ANNUAL SHAREHOLDER REPORT
American Century Diversified Municipal Bond ETF

NYSE Arca, Inc. (TAXF)	August 31, 2024

This annual shareholder report contains important information about American Century Diversified Municipal Bond ETF for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Diversified Municipal Bond ETF	$30	0.29%

What were the key factors that affected the fund’s performance?
American Century Diversified Municipal Bond ETF returned 6.75% for the reporting period ended August 31, 2024.
The fund seeks current income that is exempt from federal income tax. The commentary below refers to the fund’s performance compared to the S&P National AMT-Free Municipal Bond Index.
•	Municipal bonds (munis) delivered solid gains for the 12-month period. Falling Treasury yields, moderating inflation and generally healthy demand for munis provided a positive backdrop for the asset class.
•	Sector allocation was a key contributor to performance, largely due to out-of-index exposure to corporate munis, retirement communities and hospital bonds. Additionally, an out-of-index stake in high-yield munis, which outperformed investment-grade munis for the period, boosted fund performance.
•	Our longer-than-index duration position also aided fund performance. This strategy proved helpful as yields declined for the period.
•	In addition, our security selection efforts lifted fund performance. Selections in the local general obligation (GO), special tax and public university sectors were top contributors. These holdings more than offset slightly negative selection effects in the public power, state GO and private university sectors.

Cumulative Performance (based on an initial $10,000 investment)
September 10, 2018 through August 31, 2024

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
American Century Diversified Municipal Bond ETF	6.75%	1.40%	2.71%	9/10/18
S&P National AMT-Free Municipal Bond	5.74%	1.04%	2.31%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$478,560,420
Management Fees (dollars paid during the reporting period)	$1,168,657
Portfolio Turnover Rate	25%
Total Number of Portfolio Holdings	689

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Portfolio at a Glance
Municipal Securities	99.9%	Weighted Average Life to Maturity	14 years
Other Assets and Liabilities	0.1%	Modified Duration	6 years

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072505

ANNUAL SHAREHOLDER REPORT
American Century Emerging Markets Bond ETF

NYSE Arca, Inc. (AEMB)	August 31, 2024

This annual shareholder report contains important information about American Century Emerging Markets Bond ETF for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Emerging Markets Bond ETF	$43	0.40%

What were the key factors that affected the fund’s performance?
American Century Emerging Markets Bond ETF returned 12.83% for the reporting period ended August 31, 2024.
The fund seeks to provide current income and capital appreciation. The commentary below refers to the fund’s performance compared to the JPMorgan EMBI Global Diversified Index.
•	Emerging markets (EM) bonds rallied for the 12-month period amid falling global interest rates, resilient U.S. economic growth and improving growth prospects in several EM countries. Additionally, growing expectations for the Federal Reserve to cut interest rates supported gains among EM bonds.
•	Our sector allocation decisions detracted from fund performance, particularly out-of-index positions in corporate securities. An underweight position versus the index in sovereign securities, particularly distressed sovereigns, also weighed on results. A position in high-yield credit default swaps, which we used to hedge the fund’s high-yield exposure, detracted from performance as high-yield securities outperformed.
•	Meanwhile, our security selection efforts aided performance, led by sovereign securities in the Middle East, the Asia/Pacific region and Europe. Our choices in these regions more than offset negative selection effects from sovereigns in Africa and Latin America. Our selections among quasi-sovereigns in the Asia/Pacific region and in Latin America lifted results.
•	The fund’s duration, which remained longer than the index’s, modestly contributed to performance in the declining rate environment.

Cumulative Performance (based on an initial $10,000 investment)
June 29, 2021 through August 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
American Century Emerging Markets Bond ETF	12.83%	-2.09%	6/29/21
JPMorgan EMBI Global Diversified Bond	13.42%	-1.15%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$31,552,366
Management Fees (dollars paid during the reporting period)	$120,252
Portfolio Turnover Rate	109%
Total Number of Portfolio Holdings	102

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Sovereign Governments and Agencies	72.8%
Corporate Bonds	17.6%
U.S. Treasury Securities	4.5%
Short-Term Investments	3.9%
Other Assets and Liabilities	1.2%

Fund Changes
Pursuant to a plan of liquidation adopted by the Board of Trustees, American Century Emerging Markets Bond ETF liquidated effective October 3, 2024.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072414

ANNUAL SHAREHOLDER REPORT
American Century Focused Dynamic Growth ETF

NYSE Arca, Inc. (FDG)	August 31, 2024

This annual shareholder report contains important information about American Century Focused Dynamic Growth ETF for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Focused Dynamic Growth ETF	$52	0.45%

What were the key factors that affected the fund’s performance?
American Century Focused Dynamic Growth ETF returned 32.14% for the reporting period ended August 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	A risk-on environment over much of the 12-month period broadly favored large-cap stocks, particularly those related to artificial intelligence. This was despite elevated interest rates and worries about a recession that did not happen. Concerns about AI investment and slowing economic conditions led to a rotation to lower volatility and higher-quality stocks near the end of the period.
•	Some of the leading contributions to performance came from communication services stocks. Amid economic uncertainty, investors sought strong growth and dependable free cash flows. This explains the outperformance of Meta Platforms and Netflix. Among individual contributors, an overweight position in NVIDIA benefited from the build-out in AI.
•	Stock choices among health care stocks were another source of strength. The sector broadly benefited from solid earnings growth and attractive valuations. Our overweight holdings in robotic surgical device maker Intuitive Surgical and biotechnology company Regeneron Pharmaceuticals also drove strong results and stock performance through innovation and new product cycles.
•	Selection and allocation decisions meant the consumer staples sector detracted most from performance. Beverage companies Constellation Brands and The Boston Beer Co. lagged, citing macroeconomic headwinds to their business. The leading individual detractor was electric vehicle maker Tesla, which also suffered from weakening economic conditions and high interest rates.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2020 through August 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
American Century Focused Dynamic Growth ETF	32.14%	19.87%	3/31/20
Regulatory Index
Russell 1000	26.60%	21.08%	—
Performance Index
Russell 1000 Growth	30.75%	23.27%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$241,799,927
Management Fees (dollars paid during the reporting period)	$908,878
Portfolio Turnover Rate	45%
Total Number of Portfolio Holdings	41

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.7%	Semiconductors and Semiconductor Equipment	19%
Short-Term Investments	1.1%	Software	14%
Other Assets and Liabilities	(0.8)%	Biotechnology	11%
		Interactive Media and Services	10%
		Broadline Retail	9%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072810

ANNUAL SHAREHOLDER REPORT
American Century Focused Large Cap Value ETF

NYSE Arca, Inc. (FLV)	August 31, 2024

This annual shareholder report contains important information about American Century Focused Large Cap Value ETF for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Focused Large Cap Value ETF	$46	0.42%

What were the key factors that affected the fund’s performance?
American Century Focused Large Cap Value ETF returned 20.29% for the reporting period ended August 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Value Index.
•	A risk-on environment over much of the period broadly favored large-cap stocks, particularly those related to artificial intelligence. This occurred despite elevated interest rates and worries about a recession that did not happen. Concerns about AI investment and slowing economic conditions led to a rotation toward lower volatility and higher-quality stocks near the end of the period.
•	Allocation in the health care sector weighed on performance. The fund is overweight health care, particularly in industries like health care equipment and supplies that have been beset by investors’ concerns about new weight-loss drugs. These treatments have been a drag on some medical device companies’ share prices. We believe this is a transitory issue and utilization should normalize.
•	Choices of investments in the industrials sector also curbed performance. While the fund is broadly underweight in the sector, an overweight holding in the air freight and logistics industry—specifically, United Parcel Service—detracted from relative results. Underweight positions in the electrical equipment and machinery industries also slowed performance.
•	Allocation among names in the energy sector contributed to the fund’s performance. Falling oil prices generally pressured stocks in the oil, gas and consumable fuels industry, so the fund’s underweight position and allocation among names in the industry helped results. Not owning names in the energy equipment and services industry also aided relative performance.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2020 through August 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
American Century Focused Large Cap Value ETF	20.29%	16.88%	3/31/20
Regulatory Index
Russell 1000	26.60%	21.08%	—
Performance Index
Russell 1000 Value	21.15%	18.07%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$236,966,762
Management Fees (dollars paid during the reporting period)	$903,110
Portfolio Turnover Rate	30%
Total Number of Portfolio Holdings	42

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.2%	Health Care Equipment and Supplies	10%
Short-Term Investments	2.9%	Pharmaceuticals	9%
Other Assets and Liabilities	(1.1)%	Oil, Gas and Consumable Fuels	7%
		Banks	6%
		Personal Care Products	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072794

ANNUAL SHAREHOLDER REPORT
American Century Low Volatility ETF

NYSE Arca, Inc. (LVOL)	August 31, 2024

This annual shareholder report contains important information about American Century Low Volatility ETF for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Low Volatility ETF	$32	0.29%

What were the key factors that affected the fund’s performance?
American Century Low Volatility ETF returned 20.05% for the reporting period ended August 31, 2024.
The fund seeks capital appreciation. The commentary below refers to the fund’s performance compared to the S&P 500 Index.
•	Lower-volatility equities have historically done well relative to the broader market when stocks fall, but lag when they rally. Stocks performed very well during the fiscal year, repeatedly reaching record highs, led by the so-called Magnificent Seven mega-cap technology stocks. Consistent with managing the risk of unprecedented market concentration, we underweighted these seven names.
•	The relative lack of exposure to the Magnificent Seven can be seen in the list of the portfolio’s leading detractors from performance compared with the benchmark. The number-one relative detractor was NVIDIA, to which the portfolio had no exposure. Other notable relative detractors were underweight positions in Meta Platforms (parent of Facebook) and Microsoft.
•	Some of the key contributions to relative results came from industrials and materials stocks, which benefited from fading recession fears and hopes for an economic soft landing. Returning to the Magnificent Seven, having no exposure to electric vehicle maker Tesla significantly benefited relative results. The stock performed very well in 2023 but gave back some of those gains in 2024.

Cumulative Performance (based on an initial $10,000 investment)
January 12, 2021 through August 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
American Century Low Volatility ETF	20.05%	10.19%	1/12/21
S&P 500	27.14%	13.23%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$12,949,610
Management Fees (dollars paid during the reporting period)	$33,150
Portfolio Turnover Rate	53%
Total Number of Portfolio Holdings	100

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.4%	Software	11%
Short-Term Investments	0.5%	Financial Services	8%
Other Assets and Liabilities	0.1%	Technology Hardware, Storage and Peripherals	7%
		IT Services	6%
		Insurance	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072513

ANNUAL SHAREHOLDER REPORT
American Century Mid Cap Growth Impact ETF

NYSE Arca, Inc. (MID)	August 31, 2024

This annual shareholder report contains important information about American Century Mid Cap Growth Impact ETF for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Mid Cap Growth Impact ETF	$51	0.45%

What were the key factors that affected the fund’s performance?
American Century Mid Cap Growth Impact ETF returned 26.29% for the reporting period ended August 31, 2024.
This fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell Midcap Growth Index.
•	A risk-on environment over much of the 12-month period broadly favored large-cap stocks, particularly those related to artificial intelligence. This was despite elevated interest rates and worries about a recession that did not happen. Concerns about AI investment and slowing economic conditions led to a rotation to lower volatility and higher-quality stocks near the end of the period.
•	Stock picks in the industrials sector contributed to the fund’s performance during the 12-month period. Investment in Vertiv Holdings helped drive outperformance as the company, which provides electrical cooling infrastructure equipment, benefited from enthusiasm for AI. Strategic selections in the building products industry also gave results a lift.
•	Choices of investments in the health care sector contributed to performance. In particular, the biotechnology industry, led by an overweight position in Viking Therapeutics, helped relative results. Shares in Viking advanced on encouraging data for its weight-loss drug. In addition, avoiding certain names in the health care technology and pharmaceuticals industries proved fortuitous.
•	Security selection in the financials sector slowed results. The fund is broadly underweight in the sector and allocation among names in the financial services and banking industries curbed performance.

Cumulative Performance (based on an initial $10,000 investment)
July 13, 2020 through August 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
American Century Mid Cap Growth Impact ETF	26.29%	11.08%	7/13/20
Regulatory Index
Russell 3000	26.14%	16.24%	—
Performance Index
Russell Midcap Growth	19.07%	9.77%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$70,328,677
Management Fees (dollars paid during the reporting period)	$262,180
Portfolio Turnover Rate	68%
Total Number of Portfolio Holdings	39

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.5%	Chemicals	9%
Short-Term Investments	2.5%	Diversified Consumer Services	8%
Other Assets and Liabilities	0.0%	Semiconductors and Semiconductor Equipment	7%
		Health Care Equipment and Supplies	6%
		Software	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072760

ANNUAL SHAREHOLDER REPORT
American Century Multisector Floating Income ETF

NYSE Arca, Inc. (FUSI)	August 31, 2024

This annual shareholder report contains important information about American Century Multisector Floating Income ETF for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Multisector Floating Income ETF	$28	0.27%

What were the key factors that affected the fund’s performance?
American Century Multisector Floating Income ETF returned 6.99% for the reporting period ended August 31, 2024.
The fund seeks income. As a secondary objective, the fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-3 Month Treasury Bill Index.
•	Treasury yields declined and inflation moderated for the 12-month period, which supported widespread gains across the U.S. fixed-income market. Credit-sensitive securities generally outperformed government securities for the period. Against this backdrop, our out-of-index allocation to the securitized sector aided performance.
•	Our collateralized loan obligations, non-agency commercial mortgage-backed securities and non-agency collateralized mortgage obligations (CMOs) were top contributors. Exposure to asset-backed securities and agency CMOs also aided performance, but to a smaller degree.
•	An underweight position versus the index in government securities modestly detracted from performance.

Cumulative Performance (based on an initial $10,000 investment)
March 14, 2023 through August 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
American Century Multisector Floating Income ETF	6.99%	7.20%	3/14/23
Regulatory Index
Bloomberg U.S. Aggregate Bond	7.30%	4.76%	—
Performance Index
Bloomberg U.S. 1-3 Month Treasury Bill	5.54%	5.38%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$58,512,039
Management Fees (dollars paid during the reporting period)	$79,367
Portfolio Turnover Rate	98%
Total Number of Portfolio Holdings	126

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Collateralized Loan Obligations	36.4%
Asset-Backed Securities	18.5%
Commercial Mortgage-Backed Securities	15.4%
Collateralized Mortgage Obligations	9.0%
U.S. Treasury Securities	6.6%
Short-Term Investments	13.7%
Other Assets and Liabilities	0.4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072224

ANNUAL SHAREHOLDER REPORT
American Century Multisector Income ETF

NYSE Arca, Inc. (MUSI)	August 31, 2024

This annual shareholder report contains important information about American Century Multisector Income ETF for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Multisector Income ETF	$38	0.36%

What were the key factors that affected the fund’s performance?
American Century Multisector Income ETF returned 10.44% for the reporting period ended August 31, 2024.
The fund seeks to provide a high level of current income and total return. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Treasury yields declined and inflation moderated for the 12-month period, which supported widespread gains across the U.S. fixed-income market. Credit-sensitive securities generally outperformed government securities for the period. Against this backdrop, our sector allocations broadly aided performance.
•	An overweight position versus the index in investment-grade credit, which outperformed the broader U.S. bond market, was a top contributor to performance. Additionally, an out-of-index position in high-yield credit, which outperformed investment-grade credit, further boosted results.
•	Our overweight position in the securitized sector also was a main contributor to performance. Our focus on credit-sensitive subsectors, including asset-backed securities, non-agency collateralized mortgage obligations, non-agency commercial mortgage-backed securities and collateralized loan obligations, drove the sector’s results.
•	Our allocation to emerging markets debt and an underweight in U.S. government securities also contributed to performance.

Cumulative Performance (based on an initial $10,000 investment)
June 29, 2021 through August 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
American Century Multisector Income ETF	10.44%	0.70%	6/29/21
Bloomberg U.S. Aggregate Bond	7.30%	-1.68%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$188,555,724
Management Fees (dollars paid during the reporting period)	$633,521
Portfolio Turnover Rate	147%
Total Number of Portfolio Holdings	367

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	50.3%
U.S. Government Agency Mortgage-Backed Securities	11.9%
Preferred Stocks	10.4%
Collateralized Mortgage Obligations	5.6%
U.S. Treasury Securities	5.4%
Collateralized Loan Obligations	5.3%
Asset-Backed Securities	4.9%
Commercial Mortgage-Backed Securities	3.1%
Bank Loan Obligations	1.0%
Sovereign Governments and Agencies	0.3%
Short-Term Investments	3.6%
Other Assets and Liabilities	(1.8)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072398

ANNUAL SHAREHOLDER REPORT
American Century Quality Convertible Securities ETF

Cboe BZX Exchange, Inc. (QCON)	August 31, 2024

This annual shareholder report contains important information about American Century Quality Convertible Securities ETF for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Quality Convertible Securities ETF	$34	0.32%

What were the key factors that affected the fund’s performance?
American Century Quality Convertible Securities ETF returned 11.37% for the reporting period ended August 31, 2024.
This fund seeks total return. The commentary below refers to the fund’s performance compared to the ICE BofA Convertible Index.
•	Convertible securities gained during the 12-month period. Interest rates increased and remained elevated to combat inflation, which gradually declined. Equities markets were generally strong during the period, due largely to enthusiasm for artificial intelligence. Concerns about the sturdiness of the U.S. economy led to a rotation into lower-volatility securities later in the period.
•	The fund’s higher positive delta — an estimate of how much the price changes for a derivative based on price movements for the underlying security — relative to the index throughout the 12-month period was the main contributor to the fund’s performance.
•	The fund’s focus on what we believe are higher-quality issuers added value and contributed to the fund’s performance throughout the period.
•	The fund’s lower duration relative to the index aided relative performance, particularly during the first eight months of the period when rates were rising.

Cumulative Performance (based on an initial $10,000 investment)
February 16, 2021 through August 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
American Century Quality Convertible Securities ETF	11.37%	-1.08%	2/16/21
Regulatory Index
Russell 3000	26.14%	10.48%	—
Performance Index
ICE BofA Convertible	9.57%	-1.98%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$43,426,082
Management Fees (dollars paid during the reporting period)	$120,033
Portfolio Turnover Rate	63%
Total Number of Portfolio Holdings	115

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Convertible Bonds	88.4%	Software	15%
Convertible Preferred Stocks	10.2%	Health Care Equipment and Supplies	9%
Short-Term Investments	3.1%	Electric Utilities	9%
Other Assets and Liabilities	(1.7)%	Hotels, Restaurants and Leisure	8%
		Banks	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072521

ANNUAL SHAREHOLDER REPORT
American Century Quality Diversified International ETF

NYSE Arca, Inc. (QINT)	August 31, 2024

This annual shareholder report contains important information about American Century Quality Diversified International ETF for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Quality Diversified International ETF	$43	0.39%

What were the key factors that affected the fund’s performance?
American Century Quality Diversified International ETF returned 20.91% for the reporting period ended August 31, 2024.
The commentary below refers to the fund’s performance compared to the MSCI World ex USA Index.
•	Global stocks in developed markets outside the U.S. broadly advanced during the 12-month period. Enthusiasm for artificial intelligence helped propel global equities in the information technology sector. At the same time, stocks for health care companies involved in the development of new and promising pharmaceutical treatments to effectively treat obesity also gained.
•	Strategic stock selections in the consumer staples sector contributed to the fund’s performance. The fund is underweight in the food products industry, which was under pressure during the period, and avoiding exposure to Nestle helped drive results.
•	Information technology benefited from significant investments in AI, so the fund’s overweight position, combined with security selection in the sector, also contributed to performance. The semiconductors industry is a prime beneficiary of AI, so our overweight and stock picks in the space gave results a boost.
•	Holdings in the materials sector slowed performance. The fund is overweight in materials and security selection in the sector dampened results. Stock picks in the metals and mining industry weighed on performance as an overweight position in Fortescue was a key detractor during the period.

Cumulative Performance (based on an initial $10,000 investment)
September 10, 2018 through August 31, 2024

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
American Century Quality Diversified International ETF	20.91%	9.49%	7.08%	9/10/18
MSCI World ex USA	19.45%	8.72%	7.17%	—
American Century Quality Diversified International Equity	20.87%	N/A	N/A	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$213,795,243
Management Fees (dollars paid during the reporting period)	$857,536
Portfolio Turnover Rate	78%
Total Number of Portfolio Holdings	385

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.3%	Japan	20%
Warrants	0.0%	United Kingdom	12%
Short-Term Investments	1.4%	France	9%
Other Assets and Liabilities	(0.7)%	Canada	8%
		Switzerland	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072406

ANNUAL SHAREHOLDER REPORT
American Century Quality Preferred ETF

Cboe BZX Exchange, Inc. (QPFF)	August 31, 2024

This annual shareholder report contains important information about American Century Quality Preferred ETF for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Quality Preferred ETF	$34	0.32%

What were the key factors that affected the fund’s performance?
American Century Quality Preferred ETF returned 11.98% for the reporting period ended August 31, 2024.
The fund seeks current income and capital appreciation. The commentary below refers to the fund’s performance compared to the ICE Exchange-Listed Preferred & Hybrid Securities Index.
•	Preferred securities gained during the period as bond yields fell. Inflation gradually cooled, as did economic growth during the latter half of the period. Equities were strong during the period due largely to enthusiasm for artificial intelligence. Concerns about AI investments and the sturdiness of the U.S. economy led to a rotation into lower-volatility securities later in the period.
•	Spreads narrowed during the 12-month period, which detracted from the fund’s relative performance. The fund’s allocation to institutional preferred securities also weighed on performance, given that exchange-traded preferred securities outperformed.
•	The fund’s short duration versus the index contributed to relative performance, particularly during the first eight months of the period when rates were rising.
•	The fund’s focus on what we believe are higher-quality issuers also gave performance a lift. Strong security selection in the utilities aided results as the sector broadly benefited from advancements in AI, which is expected to increase demand for electricity.

Cumulative Performance (based on an initial $10,000 investment)
February 16, 2021 through August 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
American Century Quality Preferred ETF	11.98%	3.28%	2/16/21
Regulatory Index
Russell 3000	26.14%	10.48%	—
Performance Index
ICE Exchange-Listed Preferred & Hybrid Securities	12.64%	1.68%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$80,271,583
Management Fees (dollars paid during the reporting period)	$203,931
Portfolio Turnover Rate	84%
Total Number of Portfolio Holdings	164

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Preferred Stocks	78.8%	Banks	24%
Corporate Bonds	10.4%	Insurance	16%
Convertible Preferred Stocks	9.4%	Capital Markets	13%
Short-Term Investments	12.7%	Electric Utilities	10%
Other Assets and Liabilities	(11.3)%	Consumer Finance	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072539

ANNUAL SHAREHOLDER REPORT
American Century Select High Yield ETF

NYSE Arca, Inc. (AHYB)	August 31, 2024

This annual shareholder report contains important information about American Century Select High Yield ETF for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Select High Yield ETF	$47	0.45%

What were the key factors that affected the fund’s performance?
American Century Select High Yield ETF returned 10.89% for the reporting period ended August 31, 2024.
The fund seeks to provide high current income. The commentary below refers to the fund’s performance compared to the ICE BofA US High Yield Constrained (BB-B) Index.
•	Changing expectations for Federal Reserve (Fed) rate cuts led to Treasury market volatility during the period. But, as inflation slowly moderated and the labor market weakened, a Fed policy shift appeared imminent, and Treasury yields declined overall. High-yield earnings generally remained resilient, and high-yield bonds delivered solid gains for the period.
•	An underweight position versus the index in Rakuten Group, a Japan-based e-commerce company, weighed on results. The company reentered high-yield benchmarks in January and reported improvements. We remained cautious toward company management.
•	Exposure in the pharmaceuticals sector also detracted from results. Specifically, an underweight in specialty pharmaceutical and medical device company Bausch Health Cos., which rallied in May, weighed on performance. Uncertainties around the company’s plans to spin off its eye care business and concerns about liability management prompted our underweight.
•	Positioning in the support services sector aided results, largely due to our position in office supplies retailer Staples. The company extended its recovery via margin expansion and free cash flow improvements. A position in specialty chemicals company Solenis, which consistently reported strong operating performance and deleveraging progress, also boosted performance.

Cumulative Performance (based on an initial $10,000 investment)
November 16, 2021 through August 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
American Century Select High Yield ETF	10.89%	2.41%	11/16/21
Regulatory Index
Bloomberg U.S. Aggregate Bond	7.30%	-1.77%	—
Performance Index
ICE BofA US High Yield Constrained (BB-B)	11.95%	2.59%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$34,713,324
Management Fees (dollars paid during the reporting period)	$148,680
Portfolio Turnover Rate	30%
Total Number of Portfolio Holdings	596

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	95.6%
Preferred Stocks	0.5%
Short-Term Investments	6.0%
Other Assets and Liabilities	(2.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072331

ANNUAL SHAREHOLDER REPORT
American Century Short Duration Strategic Income ETF

The Nasdaq Stock Market LLC (SDSI)	August 31, 2024

This annual shareholder report contains important information about American Century Short Duration Strategic Income ETF for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Short Duration Strategic Income ETF	$33	0.32%

What were the key factors that affected the fund’s performance?
American Century Short Duration Strategic Income ETF returned 7.98% for the reporting period ended August 31, 2024.
The fund seeks income. As a secondary objective, the fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-3 Year Government/Credit Bond Index.
•	Treasury yields declined and inflation moderated for the 12-month period, which supported widespread gains across the U.S. fixed-income market. Credit-sensitive securities generally outperformed government securities for the period. Against this backdrop, our sector allocations broadly aided performance.
•	An overweight position versus the index in investment-grade credit, which outperformed the broader U.S. bond market, was a top contributor to performance. Additionally, an out-of-index position in high-yield credit, which outperformed investment-grade credit, further boosted results.
•	Our overweight position in the securitized sector also was a main contributor to performance. Our focus on credit-sensitive subsectors, including asset-backed securities, collateralized loan obligations, non-agency commercial mortgage-backed securities and non-agency collateralized mortgage obligations drove the sector’s results.
•	Our allocation to emerging markets debt and an underweight in U.S. government securities also contributed to performance.

Cumulative Performance (based on an initial $10,000 investment)
October 11, 2022 through August 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
American Century Short Duration Strategic Income ETF	7.98%	6.86%	10/11/22
Regulatory Index
Bloomberg U.S. Aggregate Bond	7.30%	5.94%	—
Performance Index
Bloomberg U.S. 1-3 Year Government/Credit Bond	6.25%	4.83%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$54,126,081
Management Fees (dollars paid during the reporting period)	$121,864
Portfolio Turnover Rate	207%
Total Number of Portfolio Holdings	286

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	42.3%
U.S. Treasury Securities	26.9%
Collateralized Mortgage Obligations	8.6%
Preferred Stocks	7.6%
Collateralized Loan Obligations	4.3%
Asset-Backed Securities	4.0%
Commercial Mortgage-Backed Securities	3.7%
Bank Loan Obligations	0.9%
Sovereign Governments and Agencies	0.1%
Short-Term Investments	0.8%
Other Assets and Liabilities	0.8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072257

ANNUAL SHAREHOLDER REPORT
American Century Sustainable Equity ETF

NYSE Arca, Inc. (ESGA)	August 31, 2024

This annual shareholder report contains important information about American Century Sustainable Equity ETF for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Sustainable Equity ETF	$44	0.39%

What were the key factors that affected the fund’s performance?
American Century Sustainable Equity ETF returned 24.77% for the reporting period ended August 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the S&P 500 Index.
•	A risk-on environment over much of the 12-month period broadly favored large-cap stocks, particularly those related to artificial intelligence. This was despite elevated interest rates and worries about a recession that did not happen. Concerns about AI investment and slowing economic conditions led to a rotation to lower volatility and higher-quality stocks near the end of the period.
•	Positioning in the health care sector contributed most to performance. These stocks benefited from solid earnings growth and attractive valuations given uncertainty about the economy. Biotechnology stocks performed well amid a surge in innovation, which saw progress on treatments for some of mankind’s most intractable diseases, including drugs for obesity, Alzheimer’s and heart disease.
•	Stock choices in the information technology sector detracted most from performance compared with the benchmark. While our positioning among the so-called Magnificent Seven stocks was beneficial overall, we were underweight in select communications equipment, electronic equipment and semiconductor stocks, which benefited from investor focus on AI-related technology.
•	Energy stocks also detracted. Oil prices fell beginning in late 2023 because of uncertainty around the pace of global economic growth. That weighed on energy producers and equipment and services companies. Elsewhere, it hurt to be underweight real estate investment trusts, which rebounded during the period as investors began to anticipate Federal Reserve interest rate cuts.

Cumulative Performance (based on an initial $10,000 investment)
July 13, 2020 through August 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
American Century Sustainable Equity ETF	24.77%	15.58%	7/13/20
S&P 500	27.14%	16.91%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$263,280,385
Management Fees (dollars paid during the reporting period)	$747,576
Portfolio Turnover Rate	18%
Total Number of Portfolio Holdings	101

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Semiconductors and Semiconductor Equipment	11%
Short-Term Investments	0.3%	Software	11%
Other Assets and Liabilities	0.1%	Technology Hardware, Storage and Peripherals	7%
		Interactive Media and Services	6%
		Capital Markets	4%

Fund Changes
Effective December 10, 2024, American Century Sustainable Equity ETF will be renamed American Century Large Cap Equity ETF, and the fund’s ticker will change from ESGA to ACLC.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072752

ANNUAL SHAREHOLDER REPORT
American Century Sustainable Growth ETF

NYSE Arca, Inc. (ESGY)	August 31, 2024

This annual shareholder report contains important information about American Century Sustainable Growth ETF for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Sustainable Growth ETF	$45	0.39%

What were the key factors that affected the fund’s performance?
American Century Sustainable Growth ETF returned 28.41% for the reporting period ended August 31, 2024.
The fund seeks capital appreciation. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	A risk-on environment over much of the 12-month period broadly favored large-cap stocks, particularly those related to artificial intelligence. This was despite elevated interest rates and worries about a recession that did not happen. Concerns about AI investment and slowing economic conditions led to a rotation to lower volatility and higher-quality stocks near the end of the period.
•	Stock picks and an underweight in the industrials sector contributed most to the fund’s performance, led by positioning among ground transportation stocks. Consumer discretionary was another source of strength. Stock selection contributed, and it helped to be underweight this lagging sector. Both sectors were vulnerable to worries about a potential economic slowdown.
•	Stock choices in the information technology sector detracted most from performance compared with the benchmark. While our positioning among the so-called Magnificent Seven stocks was beneficial overall, we were underweight in select semiconductor, communications equipment and electronic equipment stocks, which benefited from investor focus on AI-related technology.
•	Financials stocks also detracted. Our choices among financial services stocks detracted most in the sector. We favored the stocks of electronic payment networks such as Visa, Mastercard and Block (formerly Square). Unfortunately, these companies were hit by worries about the effect on their business of a potential economic slowdown.

Cumulative Performance (based on an initial $10,000 investment)
June 29, 2021 through August 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
American Century Sustainable Growth ETF	28.41%	10.30%	6/29/21
Regulatory Index
Russell 1000	26.60%	9.56%	—
Performance Index
Russell 1000 Growth	30.75%	10.67%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$17,355,709
Management Fees (dollars paid during the reporting period)	$55,504
Portfolio Turnover Rate	31%
Total Number of Portfolio Holdings	85

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Software	21%
Short-Term Investments	0.2%	Semiconductors and Semiconductor Equipment	17%
Other Assets and Liabilities	0.0%	Technology Hardware, Storage and Peripherals	12%
		Interactive Media and Services	11%
		Broadline Retail	5%

Fund Changes
Effective December 10, 2024, American Century Sustainable Growth ETF will be renamed American Century Large Cap Growth ETF, and the fund’s ticker will change from ESGY to ACGR.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072380

ANNUAL SHAREHOLDER REPORT
American Century U.S. Quality Growth ETF

NYSE Arca, Inc. (QGRO)	August 31, 2024

This annual shareholder report contains important information about American Century U.S. Quality Growth ETF for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century U.S. Quality Growth ETF	$33	0.29%

What were the key factors that affected the fund’s performance?
American Century U.S. Quality Growth ETF returned 27.27% for the reporting period ended August 31, 2024.
The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	A risk-on environment over much of the 12-month period broadly favored large-cap stocks, particularly those related to artificial intelligence. This was despite elevated interest rates and worries about a recession that did not happen. Concerns about AI investment and slowing economic conditions led to a rotation to lower volatility and higher-quality stocks near the end of the period.
•	Consumer discretionary stocks contributed the most to performance. It helped to be underweight in electric vehicle maker Tesla specifically and the automobiles industry more broadly. High interest rates and worries about the economy meant many automakers resorted to price cuts to boost automobile sales. Elsewhere in the sector, select holdings among specialty retailers performed well.
•	Positioning in the information technology sector detracted most from relative performance. Semiconductor stocks, which benefited from investor focus on AI-related technology, performed very well. Unfortunately, two of the top three overall detractors were underweight positions in semiconductor companies NVIDIA and Broadcom.

Cumulative Performance (based on an initial $10,000 investment)
September 10, 2018 through August 31, 2024

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
American Century U.S. Quality Growth ETF	27.27%	16.73%	14.66%	9/10/18
Regulatory Index
Russell 1000	26.60%	15.55%	13.47%	—
Performance Index
American Century U.S. Quality Growth	27.79%	N/A	N/A	—
Russell 1000 Growth	30.75%	19.08%	16.80%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$860,374,497
Management Fees (dollars paid during the reporting period)	$2,332,342
Portfolio Turnover Rate	172%
Total Number of Portfolio Holdings	185

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.9%	Software	23%
Rights	0.0%	Semiconductors and Semiconductor Equipment	6%
Other Assets and Liabilities	1.1%	Hotels, Restaurants and Leisure	5%
		Biotechnology	5%
		Textiles, Apparel and Luxury Goods	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072307

ANNUAL SHAREHOLDER REPORT
American Century U.S. Quality Value ETF

NYSE Arca, Inc. (VALQ)	August 31, 2024

This annual shareholder report contains important information about American Century U.S. Quality Value ETF for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century U.S. Quality Value ETF	$32	0.29%

What were the key factors that affected the fund’s performance?
American Century U.S. Quality Value ETF returned 22.91% for the reporting period ended August 31, 2024.
The commentary below refers to the fund’s performance compared to the Russell 1000 Value Index.
•	A risk-on environment during the period broadly favored large-cap stocks, particularly those related to artificial intelligence. This occurred despite elevated interest rates and worries about a recession that did not happen. Concerns about AI investment and slowing economic conditions led to a rotation toward lower volatility and higher-quality stocks near the end of the period.
•	Holdings in the information technology sector, for which the fund is overweight relative to the benchmark, contributed to performance during the 12-month period. Stock picks in the semiconductors industry buoyed results. Holdings in companies like Broadcom and Qualcomm aided performance, as did a lack of exposure to Intel, which posted disappointing earnings and suspended its dividend.
•	Allocation among names in the energy sector also contributed to the fund’s performance. Falling oil prices generally pressured stocks in the oil, gas and consumable fuels industry, so the fund’s underweight position and allocation among names in the industry helped results. Not owning names in the energy equipment and services industry also aided relative performance.
•	The fund’s underweight position relative to the benchmark in the financials sector curbed performance. Not owning large banks like JPMorgan Chase & Co., Bank of America and Wells Fargo & Co. weighed on results as shares in those institutions broadly advanced during the period. Underweight positions in the capital markets and insurance industries also detracted.

Cumulative Performance (based on an initial $10,000 investment)
January 11, 2018 through August 31, 2024

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
American Century U.S. Quality Value ETF	22.91%	11.61%	8.69%	1/11/18
Regulatory Index
Russell 1000	26.60%	15.55%	12.95%	—
Performance Index
Russell 1000 Value	21.15%	11.16%	8.54%	—
American Century U.S. Quality Value	23.33%	N/A	N/A	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$235,968,766
Management Fees (dollars paid during the reporting period)	$620,921
Portfolio Turnover Rate	126%
Total Number of Portfolio Holdings	242

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.7%	Household Products	8%
Other Assets and Liabilities	0.3%	Electronic Equipment, Instruments and Components	6%
		Technology Hardware, Storage and Peripherals	5%
		Consumer Staples Distribution & Retail	5%
		Machinery	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072208

ANNUAL SHAREHOLDER REPORT

Avantis All Equity Markets ETF

NYSE Arca, Inc. (AVGE)	August 31, 2024

This annual shareholder report contains important information about Avantis All Equity Markets ETF for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis All Equity Markets ETF	$3	0.03%

What were the key factors that affected the fund’s performance?
Avantis All Equity Markets ETF returned 21.16% for the reporting period ended August 31, 2024.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI ACWI IMI.
•	Global stocks rallied for the 12-month period, which was characterized by weak economic growth, falling interest rates, moderating inflation and resilient corporate earnings results. Large-cap stocks generally fared better than small caps, and growth broadly outpaced value.
•	Overweight positions versus the benchmark in large-, mid- and smaller-cap companies, which underperformed, detracted from performance. An underweight to mega caps, which outperformed, also detracted from results.
•	The fund’s underweight in companies with the lowest combined profitability and book-to-market characteristics, which outperformed, weighed on performance. An overweight to companies with the highest profitability and book-to-market metrics, which underperformed, also detracted.
•	Country weightings aided performance, largely due to an overweight position in the U.S. and an underweight in France.

Cumulative Performance (based on an initial $10,000 investment)
September 27, 2022 through August 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis All Equity Markets ETF	21.16%	23.51%	9/27/22
MSCI ACWI IMI	22.62%	24.42%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$418,840,207
Management Fees (dollars paid during the reporting period)	$93,190
Portfolio Turnover Rate	2%
Total Number of Portfolio Holdings	15

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	71.4%
International Equity Funds	28.5%
Short-Term Investments	0.1%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072232

ANNUAL SHAREHOLDER REPORT

Avantis All Equity Markets Value ETF

NYSE Arca, Inc. (AVGV)	August 31, 2024

This annual shareholder report contains important information about Avantis All Equity Markets Value ETF for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis All Equity Markets Value ETF	$3	0.03%

What were the key factors that affected the fund’s performance?
Avantis All Equity Markets Value ETF returned 19.95% for the reporting period ended August 31, 2024.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI ACWI IMI Value.
•	Global stocks rallied for the 12-month period, which was characterized by weak economic growth, falling interest rates, moderating inflation and resilient corporate earnings results. Large-cap stocks generally fared better than small caps, and growth broadly outpaced value.
•	Overweight positions versus the benchmark in mid- and smaller-cap companies, which underperformed, detracted from performance. An underweight to mega caps, which outperformed, also detracted from results.
•	The fund’s underweight in companies with the lowest combined profitability and book-to-market characteristics, which outperformed, weighed on performance. An overweight to companies with the highest profitability and book-to-market metrics, which underperformed, also detracted.
•	Avoiding real estate investment trusts, which underperformed, modestly aided results.

Cumulative Performance (based on an initial $10,000 investment)
June 27, 2023 through August 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis All Equity Markets Value ETF	19.95%	20.49%	6/27/23
Regulatory Index
MSCI ACWI IMI	22.62%	21.12%	—
Performance Index
MSCI ACWI IMI Value	20.63%	19.38%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$96,172,813
Management Fees (dollars paid during the reporting period)	$16,886
Portfolio Turnover Rate	8%
Total Number of Portfolio Holdings	7

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	61.7%
International Equity Funds	38.2%
Short-Term Investments	0.1%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072216

ANNUAL SHAREHOLDER REPORT

Avantis All International Markets Equity ETF

NYSE Arca, Inc. (AVNM)	August 31, 2024

This annual shareholder report contains important information about Avantis All International Markets Equity ETF for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis All International Markets Equity ETF	$3	0.03%

What were the key factors that affected the fund’s performance?
Avantis All International Markets Equity ETF returned 18.20% for the reporting period ended August 31, 2024.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI ACWI ex USA IMI.
•	Non-U.S. stocks rallied for the 12-month period, which was characterized by weak global growth, falling interest rates, moderating inflation and resilient corporate earnings results. Large-cap stocks generally fared better than small caps, and value broadly outpaced growth.
•	Country allocations were a key contributor to performance, led by overweight positions versus the benchmark in Taiwan and India.
•	Overweight positions versus the benchmark in large-, mid- and smaller-cap companies, which underperformed, detracted from performance. An underweight to mega caps, which outperformed, also detracted from results.
•	The fund’s underweight in companies with the lowest combined profitability and book-to-market characteristics, which outperformed, weighed on performance. An overweight to companies with the highest profitability and book-to-market metrics, which underperformed, also detracted.

Cumulative Performance (based on an initial $10,000 investment)
June 27, 2023 through August 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis All International Markets Equity ETF	18.20%	16.68%	6/27/23
MSCI ACWI ex USA IMI	17.78%	15.54%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$42,545,947
Management Fees (dollars paid during the reporting period)	$4,153
Portfolio Turnover Rate	0%
Total Number of Portfolio Holdings	7

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
International Equity Funds	100.0%
Short-Term Investments	1.2%
Other Assets and Liabilities	(1.2)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072174

ANNUAL SHAREHOLDER REPORT

Avantis All International Markets Value ETF

NYSE Arca, Inc. (AVNV)	August 31, 2024

This annual shareholder report contains important information about Avantis All International Markets Value ETF for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis All International Markets Value ETF	$3	0.03%

What were the key factors that affected the fund’s performance?
Avantis All International Markets Value ETF returned 18.11% for the reporting period ended August 31, 2024.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI ACWI ex USA IMI Value.
•	Non-U.S. stocks rallied for the 12-month period, which was characterized by weak global growth, falling interest rates, moderating inflation and resilient corporate earnings results. Large-cap stocks generally fared better than small caps, and value broadly outpaced growth.
•	Overweight positions versus the benchmark in mid- and smaller-cap companies, which underperformed, detracted from performance. An underweight to mega caps, which outperformed, also detracted from results.
•	The fund’s underweight in companies with the lowest combined profitability and book-to-market characteristics, which outperformed, weighed on performance. An overweight to companies with the highest profitability and book-to-market metrics, which underperformed, detracted modestly.
•	Avoiding real estate investment trusts, which underperformed, aided results.

Cumulative Performance (based on an initial $10,000 investment)
June 27, 2023 through August 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis All International Markets Value ETF	18.11%	17.33%	6/27/23
Regulatory Index
MSCI ACWI ex USA IMI	17.78%	15.54%	—
Performance Index
MSCI ACWI ex USA IMI Value	19.10%	17.92%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$3,096,601
Management Fees (dollars paid during the reporting period)	$558
Portfolio Turnover Rate	0%
Total Number of Portfolio Holdings	4

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
International Equity Funds	99.9%
Short-Term Investments	0.1%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072166

ANNUAL SHAREHOLDER REPORT
Avantis Core Fixed Income ETF

NYSE Arca, Inc. (AVIG)	August 31, 2024

This annual shareholder report contains important information about Avantis Core Fixed Income ETF for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Core Fixed Income ETF	$16	0.15%

What were the key factors that affected the fund’s performance?
Avantis Core Fixed Income ETF returned 7.77% for the reporting period ended August 31, 2024.
The fund seeks to maximize total return. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Treasury yields declined and inflation moderated for the 12-month period, which supported widespread gains across the U.S. fixed-income market. Corporate bonds generally outperformed the broad market, as economic growth and corporate earnings remained resilient and credit spreads tightened.
•	Yield curve positioning and asset allocation were the primary drivers of fund performance. The fund maintained a duration position in line with the benchmark’s.
•	The fund’s overweight to the corporate sector aided performance as credit spreads tightened during the 12-month period.
•	The fund’s positioning on the yield curve and exposure to bonds with higher carry and roll-down also contributed to performance.

Cumulative Performance (based on an initial $10,000 investment)
October 13, 2020 through August 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis Core Fixed Income ETF	7.77%	-1.74%	10/13/20
Bloomberg U.S. Aggregate Bond	7.30%	-1.65%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$787,624,926
Management Fees (dollars paid during the reporting period)	$995,747
Portfolio Turnover Rate	324%
Total Number of Portfolio Holdings	754

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	62.7%
U.S. Treasury Securities	24.7%
U.S. Government Agency Mortgage-Backed Securities	18.4%
U.S. Government Agency Securities	1.6%
Sovereign Governments and Agencies	0.6%
Short-Term Investments	10.5%
Other Assets and Liabilities	(18.5)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072562

ANNUAL SHAREHOLDER REPORT
Avantis Core Municipal Fixed Income ETF

NYSE Arca, Inc. (AVMU)	August 31, 2024

This annual shareholder report contains important information about Avantis Core Municipal Fixed Income ETF for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Core Municipal Fixed Income ETF	$15	0.15%

What were the key factors that affected the fund’s performance?
Avantis Core Municipal Fixed Income ETF returned 5.10% for the reporting period ended August 31, 2024.
The fund seeks current income that is exempt from federal income tax. The commentary below refers to the fund’s performance compared to the S&P National AMT-Free Municipal Bond Index.
•	Aided by a late-2023 rally, municipal bonds generally delivered gains for the 12-month period.
•	The fund’s underweight duration positioning compared to the benchmark was the primary driver of performance.
•	To maintain exposure to the bonds with highest carry and roll-down, the fund primarily invested in bonds with less than 20 years to maturity. The underweight to bonds with maturities greater than 20 years detracted from performance. These bonds were the highest performing among the municipal cohort for the reporting period, given the broad rally in fixed income across the entire municipal bond curve.

Cumulative Performance (based on an initial $10,000 investment)
December 8, 2020 through August 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis Core Municipal Fixed Income ETF	5.10%	-0.17%	12/8/20
S&P National AMT-Free Municipal Bond	5.74%	0.23%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$144,260,753
Management Fees (dollars paid during the reporting period)	$195,239
Portfolio Turnover Rate	19%
Total Number of Portfolio Holdings	578

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Portfolio at a Glance
Municipal Securities	98.7%	Weighted Average Life to Maturity	13 years
Short-Term Investments	0.3%	Modified Duration	5 years
Other Assets and Liabilities	1.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072695

ANNUAL SHAREHOLDER REPORT
Avantis Emerging Markets Equity ETF

NYSE Arca, Inc. (AVEM)	August 31, 2024

This annual shareholder report contains important information about Avantis Emerging Markets Equity ETF for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Emerging Markets Equity ETF	$36	0.33%

What were the key factors that affected the fund’s performance?
Avantis Emerging Markets Equity ETF returned 17.35% for the reporting period ended August 31, 2024.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI Emerging Markets IMI.
•	Against a backdrop of modest global growth and moderating global inflation, emerging markets (EM) stocks rallied for the 12-month period but lagged developed markets stocks. Within the EM universe, the value style broadly outperformed growth.
•	The fund’s overweight versus the index in companies with the highest profitability and book-to-market characteristics, which outperformed, contributed to performance. An underweight to companies with the lowest profitability and book-to-market characteristics, which underperformed, also aided results.
•	The fund’s underweight to mega-cap stocks, which outperformed for the period, detracted from results. Additionally, overweight exposure to mid- and small-cap stocks weighed on performance.

Cumulative Performance (based on an initial $10,000 investment)
September 17, 2019 through August 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis Emerging Markets Equity ETF	17.35%	6.70%	9/17/19
MSCI Emerging Markets IMI	15.22%	4.95%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$6,283,031,085
Management Fees (dollars paid during the reporting period)	$16,239,694
Portfolio Turnover Rate	2%
Total Number of Portfolio Holdings	3,444

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	100.8%	India	22%
Rights	0.0%	China	22%
Warrants	0.0%	Taiwan	22%
Short-Term Investments	0.4%	South Korea	13%
Other Assets and Liabilities	(1.2)%	Brazil	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072604

ANNUAL SHAREHOLDER REPORT
Avantis Emerging Markets ex-China Equity ETF

The Nasdaq Stock Market LLC (AVXC)	August 31, 2024

This annual shareholder report contains important information about Avantis Emerging Markets ex-China Equity ETF for the period of March 19, 2024 to August 31, 2024. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
Avantis Emerging Markets ex-China Equity ETF	$16	0.33%
*The costs of an investment would have been greater had the class been available for a full year.

Fund Statistics
Net Assets	$25,726,818
Management Fees (dollars paid during the reporting period)	$18,299
Portfolio Turnover Rate	4%
Total Number of Portfolio Holdings	2,247

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.8%	Taiwan	26%
Rights	0.0%	India	26%
Warrants	0.0%	South Korea	16%
Short-Term Investments	0.3%	Brazil	7%
Other Assets and Liabilities	(0.1)%	South Africa	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507A101

ANNUAL SHAREHOLDER REPORT
Avantis Emerging Markets Small Cap Equity ETF

NYSE Arca, Inc. (AVEE)	August 31, 2024

This annual shareholder report contains important information about Avantis Emerging Markets Small Cap Equity ETF for the period of November 7, 2023 to August 31, 2024. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
Avantis Emerging Markets Small Cap Equity ETF	$36	0.42%
*The costs of an investment would have been greater had the class been available for a full year.

What were the key factors that affected the fund’s performance?
Avantis Emerging Markets Small Cap Equity ETF returned 12.02% for the reporting period ended August 31, 2024.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI Emerging Markets Small Cap Index.
•	Global stocks rallied for the fiscal year. Despite underperforming their developed markets peers, largely due to losses in China, emerging markets stocks broadly delivered solid gains. Within the emerging markets asset class, small-cap stocks generally outperformed large-cap stocks, and the value style outpaced growth.
•	Overweight positions versus the index in micro- and small-cap stocks weighed on results for the period from the fund’s inception through its August 31 fiscal year-end. Underweight positions in mid-, large- and mega-cap stocks also detracted.
•	Country exposure detracted from performance. Specifically, an overweight position in China and an underweight in India weighed on results.
•	The fund’s emphasis on stocks with high profitability and book-to-market characteristics aided performance. Similarly, its focus on underweighting companies with unattractive profitability and book-to-market metrics lifted results.

Cumulative Performance (based on an initial $10,000 investment)
November 7, 2023 through August 31, 2024

Average Annual Total Returns
	Since Inception	Inception Date
Avantis Emerging Markets Small Cap Equity ETF	12.02%	11/7/23
Regulatory Index
MSCI Emerging Markets	17.09%	—
Performance Index
MSCI Emerging Markets Small Cap	18.37%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$22,374,136
Management Fees (dollars paid during the reporting period)	$42,500
Portfolio Turnover Rate	2%
Total Number of Portfolio Holdings	1,883

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	100.3%	Taiwan	21%
Warrants	0.0%	India	20%
Rights	0.0%	China	19%
Short-Term Investments	0.2%	South Korea	12%
Other Assets and Liabilities	(0.5)%	Brazil	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072141

ANNUAL SHAREHOLDER REPORT
Avantis Emerging Markets Value ETF

NYSE Arca, Inc. (AVES)	August 31, 2024

This annual shareholder report contains important information about Avantis Emerging Markets Value ETF for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Emerging Markets Value ETF	$39	0.36%

What were the key factors that affected the fund’s performance?
Avantis Emerging Markets Value ETF returned 17.36% for the reporting period ended August 31, 2024.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI Emerging Markets IMI Value.
•	Against a backdrop of modest global growth and moderating global inflation, emerging markets (EM) stocks rallied for the 12-month period but lagged developed markets stocks. Within the EM universe, the value style broadly outperformed growth.
•	The fund’s overweight versus the index in companies with the highest combined profitability and book-to-market characteristics, which outperformed for the period, contributed to performance. An underweight to companies with the lowest profitability and book-to-market traits, which underperformed, also boosted results.
•	The fund’s underweight position in mega-cap stocks, which outperformed, and overweight in smaller-cap stocks, which underperformed, detracted from performance.

Cumulative Performance (based on an initial $10,000 investment)
September 28, 2021 through August 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis Emerging Markets Value ETF	17.36%	2.85%	9/28/21
Regulatory Index
MSCI Emerging Markets IMI	15.22%	-1.20%	—
Performance Index
MSCI Emerging Markets IMI Value	16.92%	2.00%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$500,630,776
Management Fees (dollars paid during the reporting period)	$1,404,647
Portfolio Turnover Rate	17%
Total Number of Portfolio Holdings	1,613

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	101.0%	India	24%
Rights	0.0%	Taiwan	22%
Warrants	0.0%	China	21%
Short-Term Investments	0.7%	South Korea	13%
Other Assets and Liabilities	(1.7)%	Brazil	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072372

ANNUAL SHAREHOLDER REPORT
Avantis Inflation Focused Equity ETF

NYSE Arca, Inc. (AVIE)	August 31, 2024

This annual shareholder report contains important information about Avantis Inflation Focused Equity ETF for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Inflation Focused Equity ETF	$27	0.25%

What were the key factors that affected the fund’s performance?
Avantis Inflation Focused Equity ETF returned 16.56% for the reporting period ended August 31, 2024.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell 3000 Index.
•	U.S. stocks rallied for the 12-month period, which was characterized by resilient economic growth, falling Treasury yields, moderating inflation and generally healthy corporate earnings results.
•	The fund’s overweight versus the index in inflation-sensitive sectors, including energy, consumer staples and materials, detracted from performance. The fund holds no exposure to the outperforming information technology sector, which also weighed on results.
•	The fund’s underweight position in mega-cap companies, which outperformed, also detracted from relative results.

Cumulative Performance (based on an initial $10,000 investment)
September 27, 2022 through August 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis Inflation Focused Equity ETF	16.56%	19.19%	9/27/22
Russell 3000	26.14%	26.49%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$5,268,323
Management Fees (dollars paid during the reporting period)	$10,718
Portfolio Turnover Rate	2%
Total Number of Portfolio Holdings	357

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.7%	Oil, Gas and Consumable Fuels	22%
Short-Term Investments	0.2%	Insurance	12%
Other Assets and Liabilities	0.1%	Pharmaceuticals	11%
		Biotechnology	10%
		Health Care Providers and Services	10%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072240

ANNUAL SHAREHOLDER REPORT
Avantis International Equity ETF

NYSE Arca, Inc. (AVDE)	August 31, 2024

This annual shareholder report contains important information about Avantis International Equity ETF for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis International Equity ETF	$25	0.23%

What were the key factors that affected the fund’s performance?
Avantis International Equity ETF returned 18.98% for the reporting period ended August 31, 2024.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI World ex USA IMI.
•	Non-U.S. developed markets stocks rallied for the 12-month period, which was characterized by weak global growth, falling interest rates, moderating inflation and resilient corporate earnings results. Large-cap stocks generally fared better than small caps, and value broadly outpaced growth.
•	Performance across book-to-market and profitability quartiles was mixed. The fund’s underweight versus the index in companies with the lowest combined profitability and book-to-market characteristics contributed to performance. Its overweight to the highest profitability and book-to-market companies detracted from results.
•	Avoiding real estate investment trusts, which underperformed for the period, modestly aided results.
•	The fund’s underweight to mega-cap stocks, which outperformed for the period, detracted from performance. Additionally, overweights to mid- and small-cap stocks, which underperformed, weighed on results.

Cumulative Performance (based on an initial $10,000 investment)
September 24, 2019 through August 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis International Equity ETF	18.98%	8.52%	9/24/19
MSCI World ex USA IMI	18.80%	7.81%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$5,227,021,733
Management Fees (dollars paid during the reporting period)	$9,258,644
Portfolio Turnover Rate	3%
Total Number of Portfolio Holdings	3,240

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	Japan	21%
Rights	0.0%	United Kingdom	13%
Warrants	0.0%	Canada	10%
Short-Term Investments	0.4%	France	9%
Other Assets and Liabilities	0.0%	Switzerland	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072703

ANNUAL SHAREHOLDER REPORT
Avantis International Large Cap Value ETF

NYSE Arca, Inc. (AVIV)	August 31, 2024

This annual shareholder report contains important information about Avantis International Large Cap Value ETF for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis International Large Cap Value ETF	$27	0.25%

What were the key factors that affected the fund’s performance?
Avantis International Large Cap Value ETF returned 17.68% for the reporting period ended August 31, 2024.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI World ex USA Value Index.
•	Non-U.S. developed markets stocks rallied for the 12-month period, which was characterized by weak global growth, falling interest rates, moderating inflation and resilient corporate earnings results. Within the large-cap universe, value stocks broadly outperformed growth stocks.
•	The fund’s emphasis on companies with the highest profitability and book-to-market characteristics, which underperformed, weighed on results.
•	An overweight position versus the index in mid-cap stocks, which underperformed, detracted from results. An underweight to mega-cap stocks, which outperformed, also detracted.
•	Avoiding real estate investment trusts, which underperformed for the period, modestly contributed to performance.

Cumulative Performance (based on an initial $10,000 investment)
September 28, 2021 through August 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis International Large Cap Value ETF	17.68%	6.90%	9/28/21
Regulatory Index
MSCI World ex USA	19.45%	5.24%	—
Performance Index
MSCI World ex USA Value	20.58%	8.58%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$421,630,486
Management Fees (dollars paid during the reporting period)	$816,387
Portfolio Turnover Rate	16%
Total Number of Portfolio Holdings	493

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.5%	Japan	19%
Short-Term Investments	0.6%	United Kingdom	16%
Other Assets and Liabilities	(0.1)%	Canada	10%
		Switzerland	10%
		France	9%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072364

ANNUAL SHAREHOLDER REPORT
Avantis International Small Cap Equity ETF

NYSE Arca, Inc. (AVDS)	August 31, 2024

This annual shareholder report contains important information about Avantis International Small Cap Equity ETF for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis International Small Cap Equity ETF	$32	0.30%

What were the key factors that affected the fund’s performance?
Avantis International Small Cap Equity ETF returned 15.78% for the reporting period ended August 31, 2024.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI World ex USA Small Cap Index.
•	Non-U.S. developed markets stocks rallied for the 12-month period, which was characterized by weak global growth, falling interest rates, moderating inflation and resilient corporate earnings results. Within the small-cap universe, value stocks broadly outperformed growth stocks.
•	The fund’s emphasis on companies with the highest combined profitability and book-to-market characteristics, which outperformed, aided performance. An underweight position versus the index in companies with the lowest profitability and book-to-market characteristics, which underperformed, also contributed to results.
•	Avoiding real estate investment trusts, which underperformed, lifted performance.

Cumulative Performance (based on an initial $10,000 investment)
July 18, 2023 through August 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis International Small Cap Equity ETF	15.78%	10.78%	7/18/23
Regulatory Index
MSCI World ex USA	19.45%	13.74%	—
Performance Index
MSCI World ex USA Small Cap	14.76%	9.84%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$37,473,614
Management Fees (dollars paid during the reporting period)	$41,313
Portfolio Turnover Rate	7%
Total Number of Portfolio Holdings	2,665

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	Japan	31%
Warrants	0.0%	United Kingdom	14%
Short-Term Investments	0.4%	Canada	9%
Other Assets and Liabilities	0.0%	Australia	8%
		Sweden	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072190

ANNUAL SHAREHOLDER REPORT
Avantis International Small Cap Value ETF

NYSE Arca, Inc. (AVDV)	August 31, 2024

This annual shareholder report contains important information about Avantis International Small Cap Value ETF for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis International Small Cap Value ETF	$40	0.36%

What were the key factors that affected the fund’s performance?
Avantis International Small Cap Value ETF returned 21.09% for the reporting period ended August 31, 2024.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI World ex USA Small Cap Index.
•	Non-U.S. developed markets stocks rallied for the 12-month period, which was characterized by weak global growth, falling interest rates, moderating inflation and resilient corporate earnings results. Within the small-cap universe, value stocks broadly outperformed growth stocks.
•	The fund’s emphasis on companies with the highest profitability and book-to-market characteristics, which outperformed, contributed to performance. An underweight position versus the index in companies with the lowest profitability and book-to-market traits, which underperformed, also aided results.
•	Additionally, avoiding real estate investment trusts, which underperformed for the period, lifted results.

Cumulative Performance (based on an initial $10,000 investment)
September 24, 2019 through August 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis International Small Cap Value ETF	21.09%	9.66%	9/24/19
Regulatory Index
MSCI World ex USA	19.45%	8.09%	—
Performance Index
MSCI World ex USA Small Cap	14.76%	6.15%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$6,607,920,724
Management Fees (dollars paid during the reporting period)	$18,447,202
Portfolio Turnover Rate	8%
Total Number of Portfolio Holdings	1,366

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	Japan	31%
Rights	0.0%	United Kingdom	14%
Warrants	0.0%	Canada	10%
Short-Term Investments	0.4%	Australia	8%
Other Assets and Liabilities	0.0%	Sweden	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072802

ANNUAL SHAREHOLDER REPORT

Avantis Moderate Allocation ETF

NYSE Arca, Inc. (AVMA)	August 31, 2024

This annual shareholder report contains important information about Avantis Moderate Allocation ETF for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Moderate Allocation ETF	$3	0.03%

What were the key factors that affected the fund’s performance?
Avantis Moderate Allocation ETF returned 16.68% for the reporting period ended August 31, 2024.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the custom index, which consists of 65% MSCI ACWI IMI/35% Bloomberg U.S. Government/Credit 1-5 Year Index.
•	Global stocks rallied for the 12-month period, which was characterized by weak economic growth, falling interest rates, moderating inflation and resilient corporate earnings results. Against this backdrop, U.S. stocks delivered solid gains but lagged global stocks.
•	Within the fund’s equity portfolio, overweights versus the index in large-, mid- and smaller-cap stocks, which underperformed, weighed on results. An underweight position in mega caps, which outperformed, also detracted.
•	The fund’s underweight in companies with the lowest combined profitability and book-to-market characteristics, which outperformed, weighed on performance. An overweight to companies with the highest profitability and book-to-market metrics, which underperformed, detracted modestly.
•	Within the fixed-income component, an overweight to the corporate sector aided performance as credit spreads tightened during the 12-month period. The fund’s positioning on the yield curve and exposure to bonds with higher carry and roll-down also contributed to performance.

Cumulative Performance (based on an initial $10,000 investment)
June 27, 2023 through August 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis Moderate Allocation ETF	16.68%	15.97%	6/27/23
Regulatory Index
MSCI ACWI IMI	22.62%	21.12%	—
Bloomberg U.S. Aggregate Bond	7.30%	5.31%	—
Performance Index
65% MSCI ACWI IMI/35% Bloomberg U.S. Government/Credit 1-5 Year	16.97%	15.81%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$16,162,035
Management Fees (dollars paid during the reporting period)	$2,461
Portfolio Turnover Rate	0%
Total Number of Portfolio Holdings	17

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	48.7%
Domestic Fixed Income Funds	31.9%
International Equity Funds	19.3%
Short-Term Investments	0.1%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072182

ANNUAL SHAREHOLDER REPORT
Avantis Real Estate ETF

NYSE Arca, Inc. (AVRE)	August 31, 2024

This annual shareholder report contains important information about Avantis Real Estate ETF for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Real Estate ETF	$19	0.17%

What were the key factors that affected the fund’s performance?
Avantis Real Estate ETF returned 18.38% for the reporting period ended August 31, 2024.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the S&P Global REIT Index.
•	Against a backdrop of falling Treasury yields and broad stock market gains, real estate stocks rallied for the 12-month period.
•	The fund’s position in telecommunication tower real estate investment trusts (REITs), which are excluded from the index, contributed to performance. An underweight position versus the index in office REITs also aided results. Conversely, underweights in retail and specialized REITs weighed on performance.
•	The fund’s underweight in smaller-cap REITs, which underperformed, contributed to performance.

Cumulative Performance (based on an initial $10,000 investment)
September 28, 2021 through August 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis Real Estate ETF	18.38%	0.10%	9/28/21
Regulatory Index
MSCI World IMI	23.54%	7.52%	—
Performance Index
S&P Global REIT	18.12%	0.54%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$558,563,376
Management Fees (dollars paid during the reporting period)	$702,925
Portfolio Turnover Rate	2%
Total Number of Portfolio Holdings	294

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Sectors (as a % of net assets)
Common Stocks	99.7%	Specialized REITs	29%
Rights	0.0%	Industrial REITs	18%
Short-Term Investments	0.2%	Retail REITs	16%
Other Assets and Liabilities	0.1%	Residential REITs	13%
		Health Care REITs	10%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072356

ANNUAL SHAREHOLDER REPORT

Avantis Responsible Emerging Markets Equity ETF

NYSE Arca, Inc. (AVSE)	August 31, 2024

This annual shareholder report contains important information about Avantis Responsible Emerging Markets Equity ETF for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Responsible Emerging Markets Equity ETF	$36	0.33%

What were the key factors that affected the fund’s performance?
Avantis Responsible Emerging Markets Equity ETF returned 18.23% for the reporting period ended August 31, 2024.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI Emerging Markets IMI.
•	Against a backdrop of modest global growth and moderating global inflation, emerging markets (EM) stocks rallied for the 12-month period but lagged developed markets stocks. Within the EM universe, the value style broadly outperformed growth.
•	The fund’s underweight versus the benchmark to companies with the lowest profitability and book-to-market characteristics, which underperformed, contributed to performance. The fund’s overweight to companies with the highest profitability and book-to-market traits, which outperformed, also aided results.
•	Overall, country exposure contributed to performance, mainly due to overweight positions in Taiwan and India and avoiding Saudi Arabia.

Cumulative Performance (based on an initial $10,000 investment)
March 28, 2022 through August 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis Responsible Emerging Markets Equity ETF	18.23%	4.80%	3/28/22
MSCI Emerging Markets IMI	15.22%	2.67%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$81,466,671
Management Fees (dollars paid during the reporting period)	$221,279
Portfolio Turnover Rate	5%
Total Number of Portfolio Holdings	2,288

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	100.9%	India	24%
Warrants	0.0%	Taiwan	22%
Rights	0.0%	China	21%
Short-Term Investments	0.8%	South Korea	13%
Other Assets and Liabilities	(1.7)%	Brazil	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072315

ANNUAL SHAREHOLDER REPORT

Avantis Responsible International Equity ETF

NYSE Arca, Inc. (AVSD)	August 31, 2024

This annual shareholder report contains important information about Avantis Responsible International Equity ETF for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Responsible International Equity ETF	$25	0.23%

What were the key factors that affected the fund’s performance?
Avantis Responsible International Equity ETF returned 20.94% for the reporting period ended August 31, 2024.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI World ex USA IMI.
•	Non-U.S. developed markets stocks rallied for the 12-month period, which was characterized by weak global growth, falling interest rates, moderating inflation and resilient corporate earnings results. Large-cap stocks generally fared better than small caps, and value broadly outpaced growth.
•	The fund’s underweight versus the benchmark to companies with the lowest profitability and book-to-market characteristics, which underperformed, aided performance. The fund’s overweight to companies with high profitability and book-to-market characteristics, which outperformed, also lifted results.
•	The fund’s overweight position in the financials sector and underweights in the energy and consumer staples sectors aided performance.

Cumulative Performance (based on an initial $10,000 investment)
March 15, 2022 through August 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis Responsible International Equity ETF	20.94%	9.53%	3/15/22
MSCI World ex USA IMI	18.80%	9.20%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$149,076,720
Management Fees (dollars paid during the reporting period)	$297,574
Portfolio Turnover Rate	5%
Total Number of Portfolio Holdings	2,075

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	Japan	21%
Rights	0.0%	United Kingdom	14%
Warrants	0.0%	Canada	10%
Short-Term Investments	0.8%	France	9%
Other Assets and Liabilities	(0.4)%	Switzerland	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072299

ANNUAL SHAREHOLDER REPORT

Avantis Responsible U.S. Equity ETF

NYSE Arca, Inc. (AVSU)	August 31, 2024

This annual shareholder report contains important information about Avantis Responsible U.S. Equity ETF for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Responsible U.S. Equity ETF	$17	0.15%

What were the key factors that affected the fund’s performance?
Avantis Responsible U.S. Equity ETF returned 24.98% for the reporting period ended August 31, 2024.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell 3000 Index.
•	U.S. stocks rallied for the 12-month period, which was characterized by resilient economic growth, falling Treasury yields, moderating inflation and generally healthy corporate earnings results. Within the U.S. market, stocks of companies with the largest market capitalizations broadly outperformed their smaller peers, while growth and value styles were mixed.
•	The fund’s overweight position versus the benchmark in large-, mid- and smaller-cap companies, which underperformed, weighed on performance. An underweight to mega-cap companies, which outperformed, also detracted.
•	The fund’s underweight to companies with the lowest profitability and book-to-market characteristics, which underperformed, aided performance. An overweight to companies with the highest profitability and book-to-market traits also lifted results.
•	The fund’s underweight position in the energy sector and overweight exposure to the financials sector contributed to performance. An underweight to the real estate sector also aided results.

Cumulative Performance (based on an initial $10,000 investment)
March 15, 2022 through August 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis Responsible U.S. Equity ETF	24.98%	11.64%	3/15/22
Russell 3000	26.14%	13.02%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$291,224,762
Management Fees (dollars paid during the reporting period)	$345,009
Portfolio Turnover Rate	3%
Total Number of Portfolio Holdings	1,286

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	9%
Rights	0.0%	Software	7%
Short-Term Investments	0.1%	Technology Hardware, Storage and Peripherals	6%
Other Assets and Liabilities	0.1%	Banks	6%
		Interactive Media and Services	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072281

ANNUAL SHAREHOLDER REPORT
Avantis Short-Term Fixed Income ETF

NYSE Arca, Inc. (AVSF)	August 31, 2024

This annual shareholder report contains important information about Avantis Short-Term Fixed Income ETF for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Short-Term Fixed Income ETF	$16	0.15%

What were the key factors that affected the fund’s performance?
Avantis Short-Term Fixed Income ETF returned 6.74% for the reporting period ended August 31, 2024.
The fund seeks to maximize total return. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Government/Credit 1-5 Year Index.
•	Treasury yields declined and inflation moderated for the 12-month period, which supported widespread gains across the U.S. fixed-income market. However, credit spread performance was somewhat mixed among short-dated corporate bonds. Credit spreads widened for bonds with less than two years to maturity and tightened for bonds with maturities between three to five years.
•	Duration positioning and asset allocation were the primary drivers of fund performance.
•	The fund’s overweight versus the benchmark to the corporate sector aided performance. The fund’s positioning on the yield curve across various maturities also contributed to performance.
•	To maintain exposure to the bonds with highest carry and roll-down, the fund maintained a duration slightly shorter than the benchmark’s. This detracted from performance.

Cumulative Performance (based on an initial $10,000 investment)
October 13, 2020 through August 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis Short-Term Fixed Income ETF	6.74%	0.61%	10/13/20
Regulatory Index
Bloomberg U.S. Aggregate Bond	7.30%	-1.65%	—
Performance Index
Bloomberg U.S. Government/Credit 1-5 Year	6.67%	0.50%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$407,649,574
Management Fees (dollars paid during the reporting period)	$468,201
Portfolio Turnover Rate	39%
Total Number of Portfolio Holdings	532

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	75.4%
U.S. Treasury Securities	20.0%
U.S. Government Agency Securities	2.3%
Sovereign Governments and Agencies	0.2%
Short-Term Investments	1.1%
Other Assets and Liabilities	1.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072687

ANNUAL SHAREHOLDER REPORT
Avantis U.S. Equity ETF

NYSE Arca, Inc. (AVUS)	August 31, 2024

This annual shareholder report contains important information about Avantis U.S. Equity ETF for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis U.S. Equity ETF	$17	0.15%

What were the key factors that affected the fund’s performance?
Avantis U.S. Equity ETF returned 24.05% for the reporting period ended August 31, 2024.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell 3000 Index.
•	U.S. stocks rallied for the 12-month period, which was characterized by resilient economic growth, falling Treasury yields, moderating inflation and generally healthy corporate earnings results. Within the U.S. market, stocks of companies with the largest market capitalizations broadly outperformed their smaller peers, while growth and value styles were mixed.
•	Against this backdrop, the fund’s underweight versus the index in mega-cap stocks, which outperformed, weighed on results. Overweight positions in large-, mid-, small- and micro-cap stocks also detracted from results.
•	The fund’s sector weightings modestly detracted, largely due to an overweight to energy and an underweight to information technology.
•	The fund’s underweight to companies with the lowest profitability and book-to-market characteristics and overweight to companies with the highest profitability and book-to-market traits aided performance. Avoiding real estate investment trusts, which underperformed for the period, modestly boosted results.

Cumulative Performance (based on an initial $10,000 investment)
September 24, 2019 through August 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis U.S. Equity ETF	24.05%	15.16%	9/24/19
Russell 3000	26.14%	15.05%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$7,126,742,153
Management Fees (dollars paid during the reporting period)	$8,858,000
Portfolio Turnover Rate	1%
Total Number of Portfolio Holdings	2,288

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	7%
Rights	0.0%	Oil, Gas and Consumable Fuels	7%
Escrow Interests	0.0%	Software	6%
Short-Term Investments	0.1%	Banks	6%
Other Assets and Liabilities	0.1%	Technology Hardware, Storage and Peripherals	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072885

ANNUAL SHAREHOLDER REPORT

Avantis U.S. Large Cap Equity ETF

NYSE Arca, Inc. (AVLC)	August 31, 2024

This annual shareholder report contains important information about Avantis U.S. Large Cap Equity ETF for the period of September 26, 2023 to August 31, 2024. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
Avantis U.S. Large Cap Equity ETF	$16	0.15%
*The costs of an investment would have been greater had the class been available for a full year.

What were the key factors that affected the fund’s performance?
Avantis U.S. Large Cap Equity ETF returned 32.49% for the reporting period ended August 31, 2024.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell 1000 Index.
•	U.S. stocks rallied for the reporting period, which was characterized by resilient economic growth, falling Treasury yields, moderating inflation and generally healthy corporate earnings results. Within the large-cap universe, growth stocks broadly outperformed value stocks.
•	The fund’s overweight versus the index in mid- and large-cap stocks, which underperformed between September 26, 2023 (the fund’s inception date), through August 31, 2024, weighed on results. Additionally, the fund’s underweight in mega-cap stocks, which outperformed, detracted from results.
•	A relative underweight in companies with the lowest combined profitability and book-to-market characteristics, which underperformed, aided the fund’s performance.

Cumulative Performance (based on an initial $10,000 investment)
September 26, 2023 through August 31, 2024

Average Annual Total Returns
	Since Inception	Inception Date
Avantis U.S. Large Cap Equity ETF	32.49%	9/26/23
Russell 1000	33.49%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$396,167,891
Management Fees (dollars paid during the reporting period)	$326,572
Portfolio Turnover Rate	3%
Total Number of Portfolio Holdings	992

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	9%
Short-Term Investments	0.1%	Software	8%
Other Assets and Liabilities	0.1%	Oil, Gas and Consumable Fuels	6%
		Technology Hardware, Storage and Peripherals	6%
		Interactive Media and Services	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072158

ANNUAL SHAREHOLDER REPORT

Avantis U.S. Large Cap Value ETF

NYSE Arca, Inc. (AVLV)	August 31, 2024

This annual shareholder report contains important information about Avantis U.S. Large Cap Value ETF for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis U.S. Large Cap Value ETF	$17	0.15%

What were the key factors that affected the fund’s performance?
Avantis U.S. Large Cap Value ETF returned 21.25% for the reporting period ended August 31, 2024.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell 1000 Value Index.
• U.S. stocks rallied for the 12-month period, which was characterized by resilient economic growth, falling Treasury yields, moderating inflation and generally healthy corporate earnings results. Within the large-cap universe, growth stocks broadly outperformed value stocks.
• The fund focuses on companies with more attractive combined profitability and book-to-market characteristics in the large-cap universe. While results were mixed across this spectrum, names with better combined characteristics generally outperformed, contributing to the fund’s performance.

Cumulative Performance (based on an initial $10,000 investment)
September 21, 2021 through August 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis U.S. Large Cap Value ETF	21.25%	11.29%	9/21/21
Regulatory Index
Russell 1000	26.60%	9.82%	—
Performance Index
Russell 1000 Value	21.15%	8.85%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$4,348,250,092
Management Fees (dollars paid during the reporting period)	$4,100,779
Portfolio Turnover Rate	5%
Total Number of Portfolio Holdings	309

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Oil, Gas and Consumable Fuels	14%
Short-Term Investments	0.2%	Insurance	7%
Other Assets and Liabilities	0.0%	Consumer Staples Distribution & Retail	7%
		Banks	6%
		Interactive Media and Services	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072349

ANNUAL SHAREHOLDER REPORT

Avantis U.S. Mid Cap Equity ETF

NYSE Arca, Inc. (AVMC)	August 31, 2024

This annual shareholder report contains important information about Avantis U.S. Mid Cap Equity ETF for the period of November 7, 2023 to August 31, 2024. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
Avantis U.S. Mid Cap Equity ETF	$17	0.18%
*The costs of an investment would have been greater had the class been available for a full year.

What were the key factors that affected the fund’s performance?
Avantis U.S. Mid Cap Equity ETF returned 28.10% for the reporting period ended August 31, 2024.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell Midcap Index.
•	Amid a backdrop of moderating inflation, resilient economic growth, solid earnings results and stable Federal Reserve policy, U.S.mid-cap stocks rallied for the reporting period. Mid-cap stocks broadly outperformed their smaller-cap peers but lagged large caps.
•	The fund’s underweight versus the index to micro- and small-cap stocks, which underperformed, aided fund performance for the period from the fund’s inception through August 31, 2024. A corresponding overweight to mid-cap stocks, which underperformed, weighed on results.
•	The fund’s emphasis on companies with the highest combined profitability and book-to-market characteristics detracted from performance.
•	The fund’s avoidance of real estate investment trusts, which outperformed, weighed on results.

Cumulative Performance (based on an initial $10,000 investment)
November 7, 2023 through August 31, 2024

Average Annual Total Returns
	Since Inception	Inception Date
Avantis U.S. Mid Cap Equity ETF	28.10%	11/7/23
Regulatory Index
Russell 3000	30.27%	—
Performance Index
Russell Midcap	27.92%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$96,897,220
Management Fees (dollars paid during the reporting period)	$45,661
Portfolio Turnover Rate	3%
Total Number of Portfolio Holdings	521

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Insurance	6%
Short-Term Investments	0.1%	Oil, Gas and Consumable Fuels	6%
Other Assets and Liabilities	0.1%	Capital Markets	5%
		Machinery	5%
		Banks	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072125

ANNUAL SHAREHOLDER REPORT

Avantis U.S. Mid Cap Value ETF

NYSE Arca, Inc. (AVMV)	August 31, 2024

This annual shareholder report contains important information about Avantis U.S. Mid Cap Value ETF for the period of November 7, 2023 to August 31, 2024. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
Avantis U.S. Mid Cap Value ETF	$19	0.20%
*The costs of an investment would have been greater had the class been available for a full year.

What were the key factors that affected the fund’s performance?
Avantis U.S. Mid Cap Value ETF returned 28.81% for the reporting period ended August 31, 2024.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell Midcap Value Index.
•	Amid a backdrop of moderating inflation, resilient economic growth, solid earnings results and stable Federal Reserve policy, U.S.mid-cap stocks rallied for the reporting period. Mid-cap stocks broadly outperformed their smaller-cap peers but lagged large caps. Within the mid-cap universe, the value style generally outpaced the growth style.
•	The fund’s emphasis on companies with the highest profitability characteristics, which outperformed, aided performance for the nearly 10-month period from the fund’s inception through August 31, 2024. An underweight position versus the index to companies in the lowest profitability quartile, which underperformed, also boosted results.
•	Meanwhile, an overweight to companies with the highest book-to-market values and underweight to companies with the lowest book-to-market metrics detracted from results.
•	The fund’s avoidance of real estate investment trusts, which outperformed for the reporting period, weighed on performance.

Cumulative Performance (based on an initial $10,000 investment)
November 7, 2023 through August 31, 2024

Average Annual Total Returns
	Since Inception	Inception Date
Avantis U.S. Mid Cap Value ETF	28.81%	11/7/23
Regulatory Index
Russell 3000	30.27%	—
Performance Index
Russell Midcap Value	28.59%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$71,586,176
Management Fees (dollars paid during the reporting period)	$36,182
Portfolio Turnover Rate	10%
Total Number of Portfolio Holdings	232

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.7%	Oil, Gas and Consumable Fuels	10%
Short-Term Investments	0.1%	Banks	8%
Other Assets and Liabilities	0.2%	Insurance	8%
		Specialty Retail	6%
		Building Products	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072133

ANNUAL SHAREHOLDER REPORT

Avantis U.S. Small Cap Equity ETF

NYSE Arca, Inc. (AVSC)	August 31, 2024

This annual shareholder report contains important information about Avantis U.S. Small Cap Equity ETF for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis U.S. Small Cap Equity ETF	$27	0.25%

What were the key factors that affected the fund’s performance?
Avantis U.S. Small Cap Equity ETF returned 18.11% for the reporting period ended August 31, 2024.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell 2000 Index.
•	Amid a backdrop of moderating inflation, resilient economic growth, solid earnings results and stable Federal Reserve policy, U.S. small-cap stocks rallied for the reporting period.
•	The fund’s underweight versus the index in companies with the lowest profitability and book-to-market characteristics, which underperformed, aided performance for the 12-month period. Overweighting companies with the highest profitability and book-to-market characteristics, which outperformed, modestly contributed to results.
•	Large overweights to micro- and small-cap stocks, which underperformed, weighed on results for the period.
•	Avoiding real estate investment trusts, which outperformed for the period, modestly detracted from performance.

Cumulative Performance (based on an initial $10,000 investment)
January 11, 2022 through August 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis U.S. Small Cap Equity ETF	18.11%	4.47%	1/11/22
Regulatory Index
Russell 3000	26.14%	7.81%	—
Performance Index
Russell 2000	18.47%	1.90%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$1,312,837,611
Management Fees (dollars paid during the reporting period)	$2,051,854
Portfolio Turnover Rate	5%
Total Number of Portfolio Holdings	1,235

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Banks	19%
Rights	0.0%	Oil, Gas and Consumable Fuels	5%
Short-Term Investments	0.8%	Biotechnology	5%
Other Assets and Liabilities	(0.7)%	Machinery	4%
		Insurance	3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072323

ANNUAL SHAREHOLDER REPORT

Avantis U.S. Small Cap Value ETF

NYSE Arca, Inc. (AVUV)	August 31, 2024

This annual shareholder report contains important information about Avantis U.S. Small Cap Value ETF for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis U.S. Small Cap Value ETF	$28	0.25%

What were the key factors that affected the fund’s performance?
Avantis U.S. Small Cap Value ETF returned 20.24% for the reporting period ended August 31, 2024.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell 2000 Value Index.
•	U.S. stocks rallied for the 12-month period, which was characterized by resilient economic growth, falling Treasury yields, moderating inflation and generally healthy corporate earnings results. Within the small-cap universe, value stocks broadly outperformed their growth-stock counterparts.
•	Against this backdrop, the fund’s focus on companies with the highest combined profitability and book-to-market characteristics contributed to performance. An underweight position versus the index in the lowest profitability and book-to-market companies also boosted results.
•	An overweight position in small- and mid-cap stocks and an underweight in micro-cap stocks aided results. Avoiding real estate investment trusts, which underperformed for the period, also contributed to performance.

Cumulative Performance (based on an initial $10,000 investment)
September 24, 2019 through August 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis U.S. Small Cap Value ETF	20.24%	15.91%	9/24/19
Regulatory Index
Russell 3000	26.14%	15.05%	—
Performance Index
Russell 2000 Value	19.25%	9.38%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$13,186,674,878
Management Fees (dollars paid during the reporting period)	$24,182,002
Portfolio Turnover Rate	4%
Total Number of Portfolio Holdings	737

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Banks	19%
Short-Term Investments	0.1%	Oil, Gas and Consumable Fuels	11%
Other Assets and Liabilities	0.1%	Financial Services	4%
		Specialty Retail	4%
		Energy Equipment and Services	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072877

ANNUAL SHAREHOLDER REPORT

Avantis Core Fixed Income Fund

Institutional Class (AVIGX)	August 31, 2024

This annual shareholder report contains important information about Avantis Core Fixed Income Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$16	0.15%

What were the key factors that affected the fund’s performance?
Avantis Core Fixed Income Fund Institutional Class returned 7.57% for the reporting period ended August 31, 2024.
The fund seeks to maximize total return. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Treasury yields declined and inflation moderated for the 12-month period, which supported widespread gains across the U.S. fixed-income market. Corporate bonds generally outperformed the broad market, as economic growth and corporate earnings remained resilient and credit spreads tightened.
•	Yield curve positioning and asset allocation were the primary drivers of fund performance. The fund maintained a duration position in line with the benchmark’s.
•	The fund’s overweight to the corporate sector aided performance as credit spreads tightened during the 12-month period.
•	The fund’s positioning on the yield curve and exposure to bonds with higher carry and roll-down also contributed to performance.

Cumulative Performance (based on an initial $10,000 investment)
February 24, 2021 through August 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Institutional Class	7.57%	-1.60%	2/24/21
Bloomberg U.S. Aggregate Bond	7.30%	-1.37%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$64,272,467
Management Fees (dollars paid during the reporting period)	$8,624
Portfolio Turnover Rate	325%
Total Number of Portfolio Holdings	343

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	61.8%
U.S. Treasury Securities	24.6%
U.S. Government Agency Mortgage-Backed Securities	19.0%
U.S. Government Agency Securities	1.5%
Sovereign Governments and Agencies	1.0%
Short-Term Investments	12.1%
Other Assets and Liabilities	(20.0)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072661

ANNUAL SHAREHOLDER REPORT

Avantis Core Fixed Income Fund

G Class (AVBNX)	August 31, 2024

This annual shareholder report contains important information about Avantis Core Fixed Income Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

What were the key factors that affected the fund’s performance?
Avantis Core Fixed Income Fund G Class returned 7.73% for the reporting period ended August 31, 2024.
The fund seeks to maximize total return. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Treasury yields declined and inflation moderated for the 12-month period, which supported widespread gains across the U.S. fixed-income market. Corporate bonds generally outperformed the broad market, as economic growth and corporate earnings remained resilient and credit spreads tightened.
•	Yield curve positioning and asset allocation were the primary drivers of fund performance. The fund maintained a duration position in line with the benchmark’s.
•	The fund’s overweight to the corporate sector aided performance as credit spreads tightened during the 12-month period.
•	The fund’s positioning on the yield curve and exposure to bonds with higher carry and roll-down also contributed to performance.

Cumulative Performance (based on an initial $10,000 investment)
February 24, 2021 through August 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	7.73%	-1.42%	2/24/21
Bloomberg U.S. Aggregate Bond	7.30%	-1.37%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$64,272,467
Management Fees (dollars paid during the reporting period)	$8,624
Portfolio Turnover Rate	325%
Total Number of Portfolio Holdings	343

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	61.8%
U.S. Treasury Securities	24.6%
U.S. Government Agency Mortgage-Backed Securities	19.0%
U.S. Government Agency Securities	1.5%
Sovereign Governments and Agencies	1.0%
Short-Term Investments	12.1%
Other Assets and Liabilities	(20.0)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072430

ANNUAL SHAREHOLDER REPORT

Avantis Emerging Markets Equity Fund

Institutional Class (AVEEX)	August 31, 2024

This annual shareholder report contains important information about Avantis Emerging Markets Equity Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$36	0.33%

What were the key factors that affected the fund’s performance?
Avantis Emerging Markets Equity Fund Institutional Class returned 18.01% for the reporting period ended August 31, 2024.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI Emerging Markets IMI.
•	Against a backdrop of modest global growth and moderating global inflation, emerging markets (EM) stocks rallied for the 12-month period but lagged developed markets stocks. Within the EM universe, the value style broadly outperformed growth.
•	The fund’s overweight versus the index in companies with the highest profitability and book-to-market characteristics, which outperformed, contributed to performance. An underweight to companies with the lowest profitability and book-to-market characteristics, which underperformed, also aided results.
•	The fund’s underweight to mega-cap stocks, which outperformed for the period, detracted from results. Additionally, overweight exposure to mid- and smaller-cap stocks weighed on performance.

Cumulative Performance (based on an initial $10,000 investment)
December 4, 2019 through August 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Institutional Class	18.01%	6.68%	12/4/19
MSCI Emerging Markets IMI	15.22%	4.74%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$481,783,444
Management Fees (dollars paid during the reporting period)	$1,137,338
Portfolio Turnover Rate	10%
Total Number of Portfolio Holdings	3,185

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	100.2%	India	23%
Warrants	0.0%	China	22%
Rights	0.0%	Taiwan	21%
Short-Term Investments	1.6%	South Korea	13%
Other Assets and Liabilities	(1.8)%	Brazil	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072869

ANNUAL SHAREHOLDER REPORT

Avantis Emerging Markets Equity Fund

G Class (AVENX)	August 31, 2024

This annual shareholder report contains important information about Avantis Emerging Markets Equity Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

What were the key factors that affected the fund’s performance?
Avantis Emerging Markets Equity Fund G Class returned 18.36% for the reporting period ended August 31, 2024.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI Emerging Markets IMI.
•	Against a backdrop of modest global growth and moderating global inflation, emerging markets (EM) stocks rallied for the 12-month period but lagged developed markets stocks. Within the EM universe, the value style broadly outperformed growth.
•	The fund’s overweight versus the index in companies with the highest profitability and book-to-market characteristics, which outperformed, contributed to performance. An underweight to companies with the lowest profitability and book-to-market characteristics, which underperformed, also aided results.
•	The fund’s underweight to mega-cap stocks, which outperformed for the period, detracted from results. Additionally, overweight exposure to mid- and smaller-cap stocks weighed on performance.

Cumulative Performance (based on an initial $10,000 investment)
January 20, 2021 through August 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	18.36%	0.72%	1/20/21
MSCI Emerging Markets IMI	15.22%	-2.74%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$481,783,444
Management Fees (dollars paid during the reporting period)	$1,137,338
Portfolio Turnover Rate	10%
Total Number of Portfolio Holdings	3,185

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	100.2%	India	23%
Warrants	0.0%	China	22%
Rights	0.0%	Taiwan	21%
Short-Term Investments	1.6%	South Korea	13%
Other Assets and Liabilities	(1.8)%	Brazil	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072455

ANNUAL SHAREHOLDER REPORT

Avantis International Equity Fund

Institutional Class (AVDEX)	August 31, 2024

This annual shareholder report contains important information about Avantis International Equity Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$25	0.23%

What were the key factors that affected the fund’s performance?
Avantis International Equity Fund Institutional Class returned 18.99% for the reporting period ended August 31, 2024.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI World ex USA IMI.
•	Non-U.S. developed markets stocks rallied for the 12-month period, which was characterized by weak global growth, falling interest rates, moderating inflation and resilient corporate earnings results. Large-cap stocks generally fared better than small caps, and value broadly outpaced growth.
•	Performance across book-to-market and profitability quartiles was mixed. The fund’s underweight versus the index in companies with the lowest combined profitability and book-to-market characteristics contributed to performance. The fund's overweight to the highest profitability and book-to-market companies detracted from results.
•	Avoiding real estate investment trusts, which underperformed for the period, modestly aided results.
•	The fund’s underweight to mega-cap stocks, which outperformed for the period, detracted from performance. Additionally, overweights to mid- and small-cap stocks, which underperformed, weighed on results.

Cumulative Performance (based on an initial $10,000 investment)
December 4, 2019 through August 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Institutional Class	18.99%	7.84%	12/4/19
MSCI World ex USA IMI	18.80%	7.30%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$253,631,063
Management Fees (dollars paid during the reporting period)	$479,898
Portfolio Turnover Rate	10%
Total Number of Portfolio Holdings	2,909

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	Japan	22%
Rights	0.0%	United Kingdom	13%
Warrants	0.0%	Canada	10%
Short-Term Investments	3.3%	France	9%
Other Assets and Liabilities	(2.3)%	Switzerland	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072851

ANNUAL SHAREHOLDER REPORT

Avantis International Equity Fund

G Class (AVDNX)	August 31, 2024

This annual shareholder report contains important information about Avantis International Equity Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

What were the key factors that affected the fund’s performance?
Avantis International Equity Fund G Class returned 19.14% for the reporting period ended August 31, 2024.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI World ex USA IMI.
•	Non-U.S. developed markets stocks rallied for the 12-month period, which was characterized by weak global growth, falling interest rates, moderating inflation and resilient corporate earnings results. Large-cap stocks generally fared better than small caps, and value broadly outpaced growth.
•	Performance across book-to-market and profitability quartiles was mixed. The fund’s underweight versus the index in companies with the lowest combined profitability and book-to-market characteristics contributed to performance. The fund's overweight to the highest profitability and book-to-market companies detracted from results.
•	Avoiding real estate investment trusts, which underperformed for the period, modestly aided results.
•	The fund’s underweight to mega-cap stocks, which outperformed for the period, detracted from performance. Additionally, overweights to mid- and small-cap stocks, which underperformed, weighed on results.

Cumulative Performance (based on an initial $10,000 investment)
January 20, 2021 through August 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	19.14%	6.30%	1/20/21
MSCI World ex USA IMI	18.80%	5.47%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$253,631,063
Management Fees (dollars paid during the reporting period)	$479,898
Portfolio Turnover Rate	10%
Total Number of Portfolio Holdings	2,909

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	Japan	22%
Rights	0.0%	United Kingdom	13%
Warrants	0.0%	Canada	10%
Short-Term Investments	3.3%	France	9%
Other Assets and Liabilities	(2.3)%	Switzerland	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072463

ANNUAL SHAREHOLDER REPORT

Avantis International Small Cap Value Fund

Institutional Class (AVDVX)	August 31, 2024

This annual shareholder report contains important information about Avantis International Small Cap Value Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$40	0.36%

What were the key factors that affected the fund’s performance?
Avantis International Small Cap Value Fund Institutional Class returned 20.77% for the reporting period ended August 31, 2024.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI World ex USA Small Cap Index.
•	Non-U.S. developed markets stocks rallied for the 12-month period, which was characterized by weak global growth, falling interest rates, moderating inflation and resilient corporate earnings results. Within the small-cap universe, value stocks broadly outperformed growth stocks.
•	The fund’s emphasis on companies with the highest profitability and book-to-market characteristics, which outperformed, contributed to performance. An underweight position versus the index in companies with the lowest profitability and book-to-market traits, which underperformed, also aided results.
•	Additionally, avoiding real estate investment trusts, which underperformed for the period, lifted results.

Cumulative Performance (based on an initial $10,000 investment)
December 4, 2019 through August 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Institutional Class	20.77%	9.07%	12/4/19
Regulatory Index
MSCI World ex USA	19.45%	7.66%	—
Performance Index
MSCI World ex USA Small Cap	14.76%	5.17%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$367,593,715
Management Fees (dollars paid during the reporting period)	$1,063,791
Portfolio Turnover Rate	26%
Total Number of Portfolio Holdings	1,371

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.5%	Japan	31%
Warrants	0.0%	United Kingdom	14%
Rights	0.0%	Canada	10%
Short-Term Investments	3.5%	Australia	8%
Other Assets and Liabilities	(2.0)%	Sweden	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072844

ANNUAL SHAREHOLDER REPORT

Avantis International Small Cap Value Fund

G Class (AVANX)	August 31, 2024

This annual shareholder report contains important information about Avantis International Small Cap Value Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

What were the key factors that affected the fund’s performance?
Avantis International Small Cap Value Fund G Class returned 21.16% for the reporting period ended August 31, 2024.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI World ex USA Small Cap Index.
•	Non-U.S. developed markets stocks rallied for the 12-month period, which was characterized by weak global growth, falling interest rates, moderating inflation and resilient corporate earnings results. Within the small-cap universe, value stocks broadly outperformed growth stocks.
•	The fund’s emphasis on companies with the highest profitability and book-to-market characteristics, which outperformed, contributed to performance. An underweight position versus the index in companies with the lowest profitability and book-to-market traits, which underperformed, also aided results.
•	Additionally, avoiding real estate investment trusts, which underperformed for the period, lifted results.

Cumulative Performance (based on an initial $10,000 investment)
January 20, 2021 through August 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	21.16%	8.17%	1/20/21
Regulatory Index
MSCI World ex USA	19.45%	6.16%	—
Performance Index
MSCI World ex USA Small Cap	14.76%	1.46%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$367,593,715
Management Fees (dollars paid during the reporting period)	$1,063,791
Portfolio Turnover Rate	26%
Total Number of Portfolio Holdings	1,371

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.5%	Japan	31%
Warrants	0.0%	United Kingdom	14%
Rights	0.0%	Canada	10%
Short-Term Investments	3.5%	Australia	8%
Other Assets and Liabilities	(2.0)%	Sweden	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072471

ANNUAL SHAREHOLDER REPORT

Avantis Short-Term Fixed Income Fund

Institutional Class (AVSFX)	August 31, 2024

This annual shareholder report contains important information about Avantis Short-Term Fixed Income Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$16	0.15%

What were the key factors that affected the fund’s performance?
Avantis Short-Term Fixed Income Fund Institutional Class returned 6.71% for the reporting period ended August 31, 2024.
The fund seeks to maximize total return. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Government/Credit 1-5 Year Index.
•	Treasury yields declined and inflation moderated for the 12-month period, which supported widespread gains across the U.S. fixed-income market. However, credit spread performance was somewhat mixed among short-dated corporate bonds. Credit spreads widened for bonds with less than two years to maturity and tightened for bonds with maturities between three to five years.
•	Duration positioning and asset allocation were the primary drivers of fund performance.
•	The fund’s overweight versus the benchmark to the corporate sector aided performance. The fund’s positioning on the yield curve across various maturities also contributed to performance.
•	To maintain exposure to the bonds with highest carry and roll-down, the fund maintained a duration slightly shorter than the benchmark’s. This detracted from performance.

Cumulative Performance (based on an initial $10,000 investment)
February 24, 2021 through August 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Institutional Class	6.71%	0.64%	2/24/21
Regulatory Index
Bloomberg U.S. Aggregate Bond	7.30%	-1.37%	—
Performance Index
Bloomberg U.S. Government/Credit 1-5 Year	6.67%	0.51%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$12,709,716
Management Fees (dollars paid during the reporting period)	$12,737
Portfolio Turnover Rate	44%
Total Number of Portfolio Holdings	161

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	73.9%
U.S. Treasury Securities	19.7%
U.S. Government Agency Securities	3.0%
Short-Term Investments	2.0%
Other Assets and Liabilities	1.4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072653

ANNUAL SHAREHOLDER REPORT

Avantis Short-Term Fixed Income Fund

G Class (AVGNX)	August 31, 2024

This annual shareholder report contains important information about Avantis Short-Term Fixed Income Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

What were the key factors that affected the fund’s performance?
Avantis Short-Term Fixed Income Fund G Class returned 6.87% for the reporting period ended August 31, 2024.
The fund seeks to maximize total return. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Government/Credit 1-5 Year Index.
•	Treasury yields declined and inflation moderated for the 12-month period, which supported widespread gains across the U.S. fixed-income market. However, credit spread performance was somewhat mixed among short-dated corporate bonds. Credit spreads widened for bonds with less than two years to maturity and tightened for bonds with maturities between three to five years.
•	Duration positioning and asset allocation were the primary drivers of fund performance.
•	The fund’s overweight versus the benchmark to the corporate sector aided performance. The fund’s positioning on the yield curve across various maturities also contributed to performance.
•	To maintain exposure to the bonds with highest carry and roll-down, the fund maintained a duration slightly shorter than the benchmark’s. This detracted from performance.

Cumulative Performance (based on an initial $10,000 investment)
February 24, 2021 through August 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	6.87%	0.79%	2/24/21
Regulatory Index
Bloomberg U.S. Aggregate Bond	7.30%	-1.37%	—
Performance Index
Bloomberg U.S. Government/Credit 1-5 Year	6.67%	0.51%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$12,709,716
Management Fees (dollars paid during the reporting period)	$12,737
Portfolio Turnover Rate	44%
Total Number of Portfolio Holdings	161

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	73.9%
U.S. Treasury Securities	19.7%
U.S. Government Agency Securities	3.0%
Short-Term Investments	2.0%
Other Assets and Liabilities	1.4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072489

ANNUAL SHAREHOLDER REPORT

Avantis U.S. Equity Fund

Institutional Class (AVUSX)	August 31, 2024

This annual shareholder report contains important information about Avantis U.S. Equity Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$17	0.15%

What were the key factors that affected the fund’s performance?
Avantis U.S. Equity Fund Institutional Class returned 23.72% for the reporting period ended August 31, 2024.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell 3000 Index.
•	U.S. stocks rallied for the 12-month period, which was characterized by resilient economic growth, falling Treasury yields, moderating inflation and generally healthy corporate earnings results. Within the U.S. market, stocks of companies with the largest market capitalizations broadly outperformed their smaller peers, while growth and value styles were mixed.
•	Against this backdrop, the fund’s underweight versus the index in mega-cap stocks, which outperformed, weighed on results. Overweight positions in large-, mid-, small- and micro-cap stocks also detracted from results.
•	The fund’s sector weightings modestly detracted, largely due to an overweight to energy and an underweight to information technology.
•	The fund’s underweight to companies with the lowest profitability and book-to-market characteristics and overweight to companies with the highest profitability and book-to-market traits aided performance. Avoiding real estate investment trusts, which underperformed for the period, modestly boosted results.

Cumulative Performance (based on an initial $10,000 investment)
December 4, 2019 through August 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Institutional Class	23.72%	14.37%	12/4/19
Russell 3000	26.14%	14.44%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$745,829,311
Management Fees (dollars paid during the reporting period)	$921,762
Portfolio Turnover Rate	10%
Total Number of Portfolio Holdings	1,899

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	7%
Rights	0.0%	Oil, Gas and Consumable Fuels	7%
Escrow Interests	0.0%	Software	6%
Short-Term Investments	0.1%	Banks	6%
Other Assets and Liabilities	0.1%	Technology Hardware, Storage and Peripherals	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072836

ANNUAL SHAREHOLDER REPORT

Avantis U.S. Equity Fund

G Class (AVUNX)	August 31, 2024

This annual shareholder report contains important information about Avantis U.S. Equity Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

What were the key factors that affected the fund’s performance?
Avantis U.S. Equity Fund G Class returned 23.88% for the reporting period ended August 31, 2024.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell 3000 Index.
•	U.S. stocks rallied for the 12-month period, which was characterized by resilient economic growth, falling Treasury yields, moderating inflation and generally healthy corporate earnings results. Within the U.S. market, stocks of companies with the largest market capitalizations broadly outperformed their smaller peers, while growth and value styles were mixed.
•	Against this backdrop, the fund’s underweight versus the index in mega-cap stocks, which outperformed, weighed on results. Overweight positions in large-, mid-, small- and micro-cap stocks also detracted from results.
•	The fund’s sector weightings modestly detracted, largely due to an overweight to energy and an underweight to information technology.
•	The fund’s underweight to companies with the lowest profitability and book-to-market characteristics and overweight to companies with the highest profitability and book-to-market traits aided performance. Avoiding real estate investment trusts, which underperformed for the period, modestly boosted results.

Cumulative Performance (based on an initial $10,000 investment)
January 20, 2021 through August 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	23.88%	11.23%	1/20/21
Russell 3000	26.14%	11.08%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$745,829,311
Management Fees (dollars paid during the reporting period)	$921,762
Portfolio Turnover Rate	10%
Total Number of Portfolio Holdings	1,899

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	7%
Rights	0.0%	Oil, Gas and Consumable Fuels	7%
Escrow Interests	0.0%	Software	6%
Short-Term Investments	0.1%	Banks	6%
Other Assets and Liabilities	0.1%	Technology Hardware, Storage and Peripherals	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072497

ANNUAL SHAREHOLDER REPORT

Avantis U.S. Large Cap Value Fund

Institutional Class (AVLVX)	August 31, 2024

This annual shareholder report contains important information about Avantis U.S. Large Cap Value Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$17	0.15%

What were the key factors that affected the fund’s performance?
Avantis U.S. Large Cap Value Fund Institutional Class returned 21.77% for the reporting period ended August 31, 2024.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell 1000 Value Index.
• U.S. stocks rallied for the 12-month period, which was characterized by resilient economic growth, falling Treasury yields, moderating inflation and generally healthy corporate earnings results. Within the large-cap universe, growth stocks broadly outperformed value stocks.
• The fund focuses on companies with more attractive combined profitability and book-to-market characteristics in the large-cap universe. While results were mixed across this spectrum, names with better combined characteristics generally outperformed, contributing to the fund’s performance.

Cumulative Performance (based on an initial $10,000 investment)
June 21, 2022 through August 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Institutional Class	21.77%	18.01%	6/21/22
Regulatory Index
Russell 1000	26.60%	21.88%	—
Performance Index
Russell 1000 Value	21.15%	15.31%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$298,573,503
Management Fees (dollars paid during the reporting period)	$314,903
Portfolio Turnover Rate	17%
Total Number of Portfolio Holdings	278

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Oil, Gas and Consumable Fuels	12%
Short-Term Investments	0.7%	Banks	7%
Other Assets and Liabilities	(0.2)%	Consumer Staples Distribution & Retail	7%
		Insurance	6%
		Interactive Media and Services	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072273

ANNUAL SHAREHOLDER REPORT

Avantis U.S. Large Cap Value Fund

G Class (ALCEX)	August 31, 2024

This annual shareholder report contains important information about Avantis U.S. Large Cap Value Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

What were the key factors that affected the fund’s performance?
Avantis U.S. Large Cap Value Fund G Class returned 21.94% for the reporting period ended August 31, 2024.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell 1000 Value Index.
• U.S. stocks rallied for the 12-month period, which was characterized by resilient economic growth, falling Treasury yields, moderating inflation and generally healthy corporate earnings results. Within the large-cap universe, growth stocks broadly outperformed value stocks.
• The fund focuses on companies with more attractive combined profitability and book-to-market characteristics in the large-cap universe. While results were mixed across this spectrum, names with better combined characteristics generally outperformed, contributing to the fund’s performance.

Cumulative Performance (based on an initial $10,000 investment)
June 21, 2022 through August 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	21.94%	18.18%	6/21/22
Regulatory Index
Russell 1000	26.60%	21.88%	—
Performance Index
Russell 1000 Value	21.15%	15.31%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$298,573,503
Management Fees (dollars paid during the reporting period)	$314,903
Portfolio Turnover Rate	17%
Total Number of Portfolio Holdings	278

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Oil, Gas and Consumable Fuels	12%
Short-Term Investments	0.7%	Banks	7%
Other Assets and Liabilities	(0.2)%	Consumer Staples Distribution & Retail	7%
		Insurance	6%
		Interactive Media and Services	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072265

ANNUAL SHAREHOLDER REPORT

Avantis U.S. Small Cap Equity Fund

Institutional Class (AVSCX)	August 31, 2024

This annual shareholder report contains important information about Avantis U.S. Small Cap Equity Fund for the period of June 20, 2024 to August 31, 2024. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
Institutional Class	$5	0.25%
*The costs of an investment would have been greater had the class been available for a full year.

Fund Statistics
Net Assets	$2,207,053
Management Fees (dollars paid during the reporting period)	$803
Portfolio Turnover Rate	0%
Total Number of Portfolio Holdings	832

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.3%	Banks	20%
Short-Term Investments	0.8%	Machinery	4%
Other Assets and Liabilities	(0.1)%	Biotechnology	4%
		Oil, Gas and Consumable Fuels	4%
		Insurance	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507A309

ANNUAL SHAREHOLDER REPORT

Avantis U.S. Small Cap Equity Fund

G Class (AVSBX)	August 31, 2024

This annual shareholder report contains important information about Avantis U.S. Small Cap Equity Fund for the period of June 20, 2024 to August 31, 2024. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%
*The costs of an investment would have been greater had the class been available for a full year.

Fund Statistics
Net Assets	$2,207,053
Management Fees (dollars paid during the reporting period)	$803
Portfolio Turnover Rate	0%
Total Number of Portfolio Holdings	832

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.3%	Banks	20%
Short-Term Investments	0.8%	Machinery	4%
Other Assets and Liabilities	(0.1)%	Biotechnology	4%
		Oil, Gas and Consumable Fuels	4%
		Insurance	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507A408

ANNUAL SHAREHOLDER REPORT

Avantis U.S. Small Cap Value Fund

Institutional Class (AVUVX)	August 31, 2024

This annual shareholder report contains important information about Avantis U.S. Small Cap Value Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$27	0.25%

What were the key factors that affected the fund’s performance?
Avantis U.S. Small Cap Value Fund Institutional Class returned 19.76% for the reporting period ended August 31, 2024.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell 2000 Value Index.
•	U.S. stocks rallied for the 12-month period, which was characterized by resilient economic growth, falling Treasury yields, moderating inflation and generally healthy corporate earnings results. Within the small-cap universe, value stocks broadly outperformed their growth-stock counterparts.
•	Against this backdrop, the fund’s focus on companies with the highest combined profitability and book-to-market characteristics contributed to performance. An underweight position versus the index in the lowest profitability and book-to-market companies also boosted results.
•	An overweight position in small- and mid-cap stocks and an underweight in micro-cap stocks aided results. Avoiding real estate investment trusts, which underperformed for the period, also contributed to performance.

Cumulative Performance (based on an initial $10,000 investment)
December 4, 2019 through August 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Institutional Class	19.76%	16.39%	12/4/19
Regulatory Index
Russell 3000	26.14%	14.44%	—
Performance Index
Russell 2000 Value	19.25%	8.89%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$861,219,871
Management Fees (dollars paid during the reporting period)	$1,502,919
Portfolio Turnover Rate	21%
Total Number of Portfolio Holdings	693

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.3%	Banks	16%
Short-Term Investments	1.6%	Oil, Gas and Consumable Fuels	12%
Other Assets and Liabilities	(0.9)%	Financial Services	5%
		Specialty Retail	4%
		Energy Equipment and Services	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072828

ANNUAL SHAREHOLDER REPORT

Avantis U.S. Small Cap Value Fund

G Class (AVCNX)	August 31, 2024

This annual shareholder report contains important information about Avantis U.S. Small Cap Value Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

What were the key factors that affected the fund’s performance?
Avantis U.S. Small Cap Value Fund G Class returned 20.03% for the reporting period ended August 31, 2024.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell 2000 Value Index.
•	U.S. stocks rallied for the 12-month period, which was characterized by resilient economic growth, falling Treasury yields, moderating inflation and generally healthy corporate earnings results. Within the small-cap universe, value stocks broadly outperformed their growth-stock counterparts.
•	Against this backdrop, the fund’s focus on companies with the highest combined profitability and book-to-market characteristics contributed to performance. An underweight position versus the index in the lowest profitability and book-to-market companies also boosted results.
•	An overweight position in small- and mid-cap stocks and an underweight in micro-cap stocks aided results. Avoiding real estate investment trusts, which underperformed for the period, also contributed to performance.

Cumulative Performance (based on an initial $10,000 investment)
January 20, 2021 through August 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	20.03%	13.96%	1/20/21
Regulatory Index
Russell 3000	26.14%	11.08%	—
Performance Index
Russell 2000 Value	19.25%	6.57%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$861,219,871
Management Fees (dollars paid during the reporting period)	$1,502,919
Portfolio Turnover Rate	21%
Total Number of Portfolio Holdings	693

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.3%	Banks	16%
Short-Term Investments	1.6%	Oil, Gas and Consumable Fuels	12%
Other Assets and Liabilities	(0.9)%	Financial Services	5%
		Specialty Retail	4%
		Energy Equipment and Services	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072422

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a Code of Ethics for Senior Financial Officers that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

(b) No response required.

(c) None.

(d) None.

(e) Not applicable.

(f) The registrant’s Code of Ethics for Senior Financial Officers was filed as Exhibit 13(a)(1) to American Century ETF Trust’s Annual Certified Shareholder Report on Form N-CSR, File No. 811-23305, on October 25, 2018, and is incorporated herein by reference.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) Barry A. Mendelson, Reginald M. Browne, Thomas Bunn and Jeremy Bulow are the registrant's designated audit committee financial experts. They are "independent" as defined in Item 3 of Form N-CSR.

(a)(3) Not applicable.

(b) No response required.

(c) No response required.

(d) No response required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

FY 2023:	$821,270
FY 2024:	$934,700

(b) Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were as follows:

For services rendered to the registrant:

FY 2023:	$0
FY 2024:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2023:	$0
FY 2024:	$0

(c) Tax Fees.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were as follows:

For services rendered to the registrant:

FY 2023:	$0
FY 2024:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2023:	$0
FY 2024:	$0

(d) All Other Fees.

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were as follows:

For services rendered to the registrant:

FY 2023:	$0
FY 2024:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain     engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2023:	$0
FY 2024:	$0

(e)(1) In accordance with paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X, before the accountant is engaged by the registrant to render audit or non-audit services, the engagement is approved by the registrant’s audit committee. Pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, the registrant’s audit committee also pre-approves its accountant’s engagements for non-audit services with the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) All services described in each of paragraphs (b) through (d) of this Item were pre-approved before the engagement by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X. Consequently, none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:

FY 2023:	$193,325
FY 2024:	$198,325

(h) The registrant’s investment adviser and accountant have notified the registrant’s audit committee of all non-audit services that were rendered by the registrant’s accountant to the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The notification provided to the registrant’s audit committee included sufficient details regarding such services to allow the registrant’s audit committee to consider the continuing independence of its principal accountant.

(i)	Not applicable.

(j)	Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee members are Barry A. Mendelson, Jeremy Bulow, Thomas Bunn and Reginald Browne.

(b) Not applicable.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a)

Annual Financial Statements and Other Information

August 31, 2024

American Century® California Municipal Bond ETF (CATF)
American Century® Diversified Corporate Bond ETF (KORP)
American Century® Diversified Municipal Bond ETF (TAXF)
American Century® Emerging Markets Bond ETF (AEMB)
American Century® Multisector Floating Income ETF (FUSI)
American Century® Multisector Income ETF (MUSI)
American Century® Select High Yield ETF (AHYB)
American Century® Short Duration Strategic Income ETF (SDSI)

Schedules of Investments

AUGUST 31, 2024

California Municipal Bond ETF
	Principal Amount/Shares	Value
MUNICIPAL SECURITIES — 93.9%
California — 92.0%
Bay Area Toll Authority Rev., 4.00%, 4/1/30	$475,000	$487,015
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Rev., 4.00%, 7/1/54 (AGM)	300,000	292,174
California Community Choice Financing Authority Rev., VRN, 5.00%, 5/1/54 (GA: Morgan Stanley)	500,000	541,717
California Community Choice Financing Authority Rev., VRN, 5.25%, 11/1/54 (GA: Goldman Sachs Group, Inc.)	215,000	231,913
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 4.00%, 6/1/39	325,000	327,479
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 4.00%, 6/1/49	200,000	186,855
California Health Facilities Financing Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 12/1/39	250,000	276,258
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 4.00%, 8/15/48	275,000	275,089
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 12/1/42	350,000	392,221
California Health Facilities Financing Authority Rev., (Kaiser Foundation Hospitals), VRN, 5.00%, 6/1/41	125,000	139,314
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/32	145,000	153,431
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 4.00%, 8/15/44(1)	250,000	249,440
California Municipal Finance Authority Rev., (Channing House), 5.00%, 5/15/25	115,000	116,655
California Municipal Finance Authority Rev., (Ignatian Corp.), 5.00%, 9/1/49	500,000	550,263
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/28	100,000	105,693
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority BOLD Program Series 2024A), 5.00%, 9/1/48	235,000	241,772
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/46(2)	250,000	238,067
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/46(2)	150,000	150,576
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/42(2)	250,000	264,613
California State University Rev., 5.00%, 11/1/39	250,000	294,095
California State University Rev., 4.00%, 11/1/43	335,000	335,161
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/45	250,000	245,841
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 4.00%, 4/1/39	175,000	173,367
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 4.00%, 4/1/42	200,000	194,769
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	200,000	199,973
California Statewide Communities Development Authority Rev., (USC Obligated Group), 5.00%, 1/1/35	125,000	133,133
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Orange Portfolio), 2.80%, 3/1/47(2)	250,000	195,059
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/34	295,000	298,260
East Bay Municipal Utility District Water System Rev., (East Bay Municipal Utility District Water System Revenue), 5.00%, 6/1/44	500,000	568,305
Elk Grove Finance Authority Special Tax, 5.00%, 9/1/29	200,000	203,730
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/46	260,000	253,050
Fresno Unified School District GO, 4.00%, 8/1/49	250,000	249,495
Glendale Electric Rev., 5.00%, 2/1/45	200,000	223,012
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/61(2)	250,000	230,519
Independent Cities Finance Authority Rev., (City of Compton CA Sales Tax Rev.), 4.00%, 6/1/51 (AGM)(2)	150,000	147,791
Los Angeles Community College District GO, 5.00%, 8/1/26	250,000	262,757
Los Angeles County Community Facilities District No. 2021-01 Special Tax, (County of Los Angeles CA Community Facilities District No. 2021-01 Area No.2), 5.00%, 9/1/54(1)	250,000	262,555
Los Angeles County Public Works Financing Authority Rev., (County of Los Angeles CA), 5.00%, 12/1/27	500,000	514,901
Los Angeles County Public Works Financing Authority Rev., (County of Los Angeles CA), 5.50%, 12/1/53(1)	150,000	173,889
2

California Municipal Bond ETF
	Principal Amount/Shares	Value
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System Rev.), 5.25%, 7/1/54	$250,000	$283,588
Los Angeles Housing Authority Rev., 3.75%, 4/1/34 (FNMA)	100,000	101,853
Los Angeles Unified School District GO, 5.00%, 7/1/26	180,000	188,873
Los Angeles Unified School District GO, 5.00%, 7/1/33	300,000	357,951
Los Rios Community College District GO, 5.00%, 8/1/26(1)	250,000	262,672
Lucia Mar Unified School District GO, 5.25%, 8/1/47	500,000	554,771
Monterey Peninsula Unified School District GO, 4.00%, 8/1/43	300,000	306,257
Morgan Hill Unified School District GO, Capital Appreciation, 0.00%, 8/1/26 (FGIC)(3)(4)	150,000	140,422
Mountain View School District School Facilities Improvement District No. 2 GO, Capital Appreciation, 0.00%, 7/1/29(4)	300,000	252,871
Northern California Sanitation Agencies Financing Authority Rev., (Sacramento Area Sewer District), 5.00%, 12/1/36	250,000	300,977
Oakland Unified School District/Alameda County GO, 4.00%, 8/1/36 (AGM)	200,000	202,583
Ontario Public Financing Authority Rev., (City of Ontario CA Water Rev.), 5.00%, 8/1/49	190,000	211,454
Palmdale Water District Public Financing Authority Rev., (Palmdale Water District), 5.00%, 10/1/35 (BAM)	130,000	151,593
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/36	200,000	220,383
Pomona Unified School District GO, 5.00%, 8/1/46	250,000	280,273
Riverside County Public Financing Authority Tax Allocation, (Riverside County Public Financing Authority Redevelopment Project Area No. 1), 5.00%, 10/1/26 (AGM)	250,000	262,011
Riverside County Transportation Commission Rev., 4.00%, 6/1/46	300,000	296,534
Roseville Special Tax, (City of Roseville CA Amoruso Ranch Community Facilities District 1 Impt Area 1), 5.00%, 9/1/44(1)	250,000	262,714
Sacramento County Airport System Rev., 5.00%, 7/1/34	15,000	16,105
Sacramento County Water Financing Authority Rev., (Sacramento County Water Agency), 4.00%, 11/1/25	20,000	20,295
Sacramento Municipal Utility District Rev., 5.00%, 8/15/28	20,000	21,247
Sacramento Municipal Utility District Rev., 5.00%, 11/15/54	25,000	27,923
Sacramento Transportation Authority Sales Tax Rev., 5.00%, 10/1/24	200,000	200,328
San Bernardino Community College District GO, 0.00%, 8/1/44(4)	350,000	151,752
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	25,000	25,721
San Diego County Regional Airport Authority Rev., 4.00%, 7/1/51	500,000	490,036
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/36	265,000	312,897
San Jose Evergreen Community College District GO, 4.00%, 9/1/45	500,000	507,506
San Mateo Foster City Public Financing Authority Rev., (City of San Mateo CA Sewer Rev.), 5.00%, 8/1/25(3)	350,000	357,941
Santa Ana Gas Tax Rev., 5.00%, 1/1/34	15,000	16,397
Santa Clara Valley Water District Rev., 5.00%, 6/1/30	500,000	514,298
Santa Clara Valley Water District Safe Clean Water Rev., 5.00%, 8/1/47	160,000	176,989
Southern California Public Power Authority Rev., 5.00%, 7/1/25	310,000	316,611
Southern California Public Power Authority Rev., (City of Anaheim CA Electric System Rev.), VRN, 5.00%, 4/1/55 (GA: American General Life)	500,000	538,534
State of California GO, 5.00%, 9/1/31	500,000	572,975
State of California GO, 4.00%, 10/1/41	350,000	358,301
State of California GO, 5.50%, 8/1/54(1)	250,000	289,431
Stockton Unified School District GO, 5.00%, 8/1/27 (AGM)	285,000	306,447
University of California Rev., 5.00%, 5/15/29	500,000	561,227
Yosemite Community College District GO, Capital Appreciation, 0.00%, 8/1/31(4)	140,000	113,804
		20,914,752
Guam — 1.7%
Guam Power Authority Rev., 5.00%, 10/1/30	350,000	385,579
Puerto Rico — 0.2%
Puerto Rico GO, VRN, 0.00%, 11/1/51	17,488	9,203
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Capital Appreciation, 0.00%, 7/1/51(4)	125,000	30,676
		39,879
TOTAL MUNICIPAL SECURITIES (Cost $21,296,669)		21,340,210
3

California Municipal Bond ETF
	Principal Amount/Shares	Value
SHORT-TERM INVESTMENTS — 11.8%
Money Market Funds — 11.8%
BlackRock Liquidity Funds MuniCash (Cost $2,668,002)	2,667,735	$2,668,002
TOTAL INVESTMENT SECURITIES — 105.7% (Cost $23,964,671)		24,008,212
OTHER ASSETS AND LIABILITIES — (5.7)%		(1,289,517)
TOTAL NET ASSETS — 100.0%		$22,718,695

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	2	December 2024	$415,094	$(535)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	1	December 2024	$117,438	$725
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
AGM	–	Assured Guaranty Municipal Corp.
BAM	–	Build America Mutual Assurance Corp.
FGIC	–	Financial Guaranty Insurance Co.
FNMA	–	Federal National Mortgage Association
GO	–	General Obligation
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,226,625, which represented 5.4% of total net assets.
(3)Escrowed to maturity in U.S. government securities or state and local government securities.
(4)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.

See Notes to Financial Statements.
4

AUGUST 31, 2024

Diversified Corporate Bond ETF
	Principal Amount/Shares	Value
CORPORATE BONDS — 92.4%
Aerospace and Defense — 2.8%
BAE Systems PLC, 5.25%, 3/26/31(1)	$1,900,000	$1,957,298
Boeing Co., 6.30%, 5/1/29(1)	495,000	517,171
Boeing Co., 6.39%, 5/1/31(1)	1,320,000	1,391,152
Bombardier, Inc., 7.25%, 7/1/31(1)	384,000	403,561
Bombardier, Inc., 7.00%, 6/1/32(1)(2)	206,000	214,702
L3Harris Technologies, Inc., 5.25%, 6/1/31	1,555,000	1,600,700
Northrop Grumman Corp., 4.90%, 6/1/34	1,230,000	1,242,111
TransDigm, Inc., 6.625%, 3/1/32(1)	790,000	822,564
		8,149,259
Air Freight and Logistics — 0.2%
GXO Logistics, Inc., 6.50%, 5/6/34	707,000	735,075
Automobile Components — 0.3%
ZF North America Capital, Inc., 6.875%, 4/23/32(1)	800,000	831,803
Automobiles — 3.0%
American Honda Finance Corp., 5.05%, 7/10/31	1,545,000	1,576,035
Ford Motor Credit Co. LLC, 6.05%, 3/5/31	1,200,000	1,234,007
Ford Motor Credit Co. LLC, 6.125%, 3/8/34	800,000	810,141
General Motors Financial Co., Inc., 5.60%, 6/18/31	1,465,000	1,499,913
General Motors Financial Co., Inc., 5.95%, 4/4/34	1,639,000	1,697,365
Toyota Motor Credit Corp., 5.55%, 11/20/30	1,919,000	2,029,337
		8,846,798
Banks — 16.5%
Bank of America Corp., VRN, 5.47%, 1/23/35	3,000,000	3,106,410
BNP Paribas SA, VRN, 5.89%, 12/5/34(1)	1,715,000	1,822,108
BPCE SA, VRN, 7.00%, 10/19/34(1)	2,710,000	3,001,743
CaixaBank SA, VRN, 6.04%, 6/15/35(1)	1,500,000	1,563,531
Canadian Imperial Bank of Commerce, 6.09%, 10/3/33	1,653,000	1,779,327
Citigroup, Inc., VRN, 4.41%, 3/31/31	1,518,000	1,493,657
Citigroup, Inc., VRN, 6.27%, 11/17/33	6,185,000	6,704,070
Citigroup, Inc., VRN, 5.83%, 2/13/35	1,630,000	1,675,906
Discover Bank, 3.45%, 7/27/26	535,000	520,014
Fifth Third Bancorp, 8.25%, 3/1/38	3,190,000	3,959,043
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	562,000	576,236
Intesa Sanpaolo SpA, VRN, 8.25%, 11/21/33(1)	1,700,000	1,941,134
JPMorgan Chase & Co., VRN, 6.25%, 10/23/34	1,314,000	1,441,196
JPMorgan Chase & Co., VRN, 5.77%, 4/22/35	1,633,000	1,735,119
JPMorgan Chase & Co., VRN, 5.29%, 7/22/35	3,777,000	3,877,541
Morgan Stanley Bank NA, VRN, 4.97%, 7/14/28	346,000	350,381
PNC Financial Services Group, Inc., VRN, 5.94%, 8/18/34	1,632,000	1,728,823
Truist Financial Corp., VRN, 6.12%, 10/28/33	3,111,000	3,310,255
Wells Fargo & Co., VRN, 6.30%, 10/23/29	665,000	705,656
Wells Fargo & Co., VRN, 5.39%, 4/24/34	5,311,000	5,445,347
Wells Fargo & Co., VRN, 5.56%, 7/25/34	896,000	925,187
Wells Fargo & Co., VRN, 5.01%, 4/4/51	1,018,000	976,132
		48,638,816
Beverages — 1.9%
Anheuser-Busch InBev Worldwide, Inc., 5.00%, 6/15/34	2,355,000	2,416,291
Keurig Dr. Pepper, Inc., Series 10, 5.20%, 3/15/31	1,190,000	1,227,900
PepsiCo, Inc., 4.80%, 7/17/34	1,985,000	2,024,081
		5,668,272
5

Diversified Corporate Bond ETF
	Principal Amount/Shares	Value
Biotechnology — 1.5%
AbbVie, Inc., 4.95%, 3/15/31	$2,680,000	$2,760,362
Amgen, Inc., 5.25%, 3/2/33	1,491,000	1,532,930
		4,293,292
Broadline Retail — 0.7%
Prosus NV, 4.19%, 1/19/32(1)	2,125,000	1,934,308
Building Products — 0.8%
Builders FirstSource, Inc., 6.375%, 3/1/34(1)	702,000	721,590
Carrier Global Corp., 5.90%, 3/15/34(2)	1,333,000	1,438,859
Cornerstone Building Brands, Inc., 9.50%, 8/15/29(1)	127,000	125,842
		2,286,291
Capital Markets — 8.6%
Ares Capital Corp., 5.95%, 7/15/29	322,000	328,261
Ares Strategic Income Fund, 6.35%, 8/15/29(1)	519,000	525,029
Blackstone Private Credit Fund, 7.30%, 11/27/28(1)	422,000	447,583
Blackstone Private Credit Fund, 5.95%, 7/16/29(1)	449,000	452,548
Blue Owl Capital Corp., 3.40%, 7/15/26	652,000	628,185
Blue Owl Credit Income Corp., 7.75%, 1/15/29	1,835,000	1,953,706
Charles Schwab Corp., VRN, 6.20%, 11/17/29	200,000	211,783
Charles Schwab Corp., VRN, 6.14%, 8/24/34	438,000	470,904
CI Financial Corp., 7.50%, 5/30/29(1)	555,000	565,976
Goldman Sachs Group, Inc., VRN, 3.10%, 2/24/33	2,398,000	2,122,013
Goldman Sachs Group, Inc., VRN, 5.85%, 4/25/35	2,968,000	3,136,505
Golub Capital BDC, Inc., 7.05%, 12/5/28	886,000	932,423
Intercontinental Exchange, Inc., 3.625%, 9/1/28(1)	1,543,000	1,493,255
LPL Holdings, Inc., 4.00%, 3/15/29(1)	1,030,000	981,419
Morgan Stanley, VRN, 6.41%, 11/1/29	1,818,000	1,938,057
Morgan Stanley, VRN, 6.63%, 11/1/34	3,720,000	4,151,630
Morgan Stanley, VRN, 5.83%, 4/19/35	1,931,000	2,043,325
UBS Group AG, VRN, 9.02%, 11/15/33(1)	2,300,000	2,862,314
		25,244,916
Chemicals — 0.9%
Air Products & Chemicals, Inc., 4.85%, 2/8/34	1,613,000	1,638,236
LYB International Finance III LLC, 5.50%, 3/1/34	1,150,000	1,179,641
		2,817,877
Commercial Services and Supplies — 0.4%
Veralto Corp., 5.45%, 9/18/33(1)	691,000	714,544
Waste Connections, Inc., 3.20%, 6/1/32	665,000	600,045
		1,314,589
Construction Materials — 0.2%
CRH America Finance, Inc., 5.40%, 5/21/34	701,000	722,366
Consumer Finance — 0.7%
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/1/31(1)	167,000	169,615
Avolon Holdings Funding Ltd., 6.375%, 5/4/28(1)	485,000	504,336
Avolon Holdings Funding Ltd., 5.75%, 3/1/29(1)	297,000	304,276
Encore Capital Group, Inc., 9.25%, 4/1/29(1)	486,000	517,955
OneMain Finance Corp., 7.50%, 5/15/31	445,000	459,664
		1,955,846
Consumer Staples Distribution & Retail — 0.8%
Cencosud SA, 5.95%, 5/28/31(1)	884,000	914,595
Kroger Co., 4.90%, 9/15/31	1,500,000	1,499,359
		2,413,954
6

Diversified Corporate Bond ETF
	Principal Amount/Shares	Value
Containers and Packaging — 0.7%
Berry Global, Inc., 5.80%, 6/15/31(1)	$1,580,000	$1,627,242
Smurfit Kappa Treasury ULC, 5.20%, 1/15/30(1)	500,000	511,677
		2,138,919
Diversified REITs — 2.7%
Brixmor Operating Partnership LP, 5.50%, 2/15/34	403,000	407,863
Cousins Properties LP, 5.875%, 10/1/34	992,000	998,154
Highwoods Realty LP, 4.20%, 4/15/29	1,068,000	1,022,692
Kilroy Realty LP, 4.25%, 8/15/29	1,030,000	963,755
Piedmont Operating Partnership LP, 9.25%, 7/20/28	575,000	636,061
Prologis Targeted U.S. Logistics Fund LP, 5.25%, 1/15/35(1)	422,000	426,151
Store Capital LLC, 4.625%, 3/15/29	280,000	272,883
Store Capital LLC, 2.70%, 12/1/31	1,220,000	1,025,315
VICI Properties LP, 5.75%, 4/1/34(2)	550,000	566,938
VICI Properties LP/VICI Note Co., Inc., 4.125%, 8/15/30(1)	760,000	717,595
WP Carey, Inc., 5.375%, 6/30/34	805,000	811,447
		7,848,854
Diversified Telecommunication Services — 2.8%
AT&T, Inc., 5.40%, 2/15/34	1,994,000	2,059,844
Sprint Capital Corp., 8.75%, 3/15/32	2,220,000	2,741,192
Verizon Communications, Inc., 7.75%, 12/1/30	2,105,000	2,470,296
Verizon Communications, Inc., 4.27%, 1/15/36	985,000	929,604
		8,200,936
Electric Utilities — 5.8%
American Transmission Systems, Inc., 2.65%, 1/15/32(1)	1,390,000	1,203,802
Appalachian Power Co., Series AA, 2.70%, 4/1/31	1,285,000	1,130,455
Arizona Public Service Co., 5.70%, 8/15/34	814,000	847,822
Duke Energy Carolinas LLC, 4.95%, 1/15/33	2,032,000	2,065,002
Duke Energy Corp., 2.55%, 6/15/31	1,210,000	1,050,704
Duke Energy Corp., 4.50%, 8/15/32	1,350,000	1,315,731
Duke Energy Florida LLC, 5.875%, 11/15/33	2,473,000	2,663,589
Eversource Energy, 5.85%, 4/15/31	2,310,000	2,428,841
NextEra Energy Capital Holdings, Inc., 5.25%, 3/15/34	1,352,000	1,375,550
NextEra Energy Operating Partners LP, 7.25%, 1/15/29(1)	273,000	286,067
PPL Electric Utilities Corp., 4.85%, 2/15/34	1,856,000	1,876,893
Vistra Operations Co. LLC, 6.875%, 4/15/32(1)	217,000	225,537
Vistra Operations Co. LLC, 6.00%, 4/15/34(1)	522,000	545,900
		17,015,893
Electrical Equipment — 0.3%
Regal Rexnord Corp., 6.30%, 2/15/30	920,000	971,983
Entertainment — 0.3%
Take-Two Interactive Software, Inc., 5.40%, 6/12/29	880,000	906,675
Financial Services — 1.6%
Antares Holdings LP, 2.75%, 1/15/27(1)	255,000	237,046
Antares Holdings LP, 7.95%, 8/11/28(1)	315,000	333,028
Corebridge Global Funding, 5.20%, 1/12/29(1)	78,000	79,710
Essent Group Ltd., 6.25%, 7/1/29	930,000	963,925
GE Capital Funding LLC, 4.55%, 5/15/32	1,235,000	1,222,089
NMI Holdings, Inc., 6.00%, 8/15/29	635,000	650,805
PennyMac Financial Services, Inc., 7.125%, 11/15/30(1)	1,263,000	1,284,179
		4,770,782
Food Products — 0.8%
Kraft Heinz Foods Co., 6.75%, 3/15/32	2,215,000	2,483,425
7

Diversified Corporate Bond ETF
	Principal Amount/Shares	Value
Ground Transportation — 0.1%
Ashtead Capital, Inc., 5.95%, 10/15/33(1)	$302,000	$313,525
Health Care Equipment and Supplies — 0.6%
Solventum Corp., 5.45%, 3/13/31(1)	1,720,000	1,751,865
Health Care Providers and Services — 6.0%
Centene Corp., 2.50%, 3/1/31	2,673,000	2,270,938
Cigna Group, 5.125%, 5/15/31	1,415,000	1,452,087
CVS Health Corp., 5.55%, 6/1/31	3,025,000	3,110,737
CVS Health Corp., 5.25%, 2/21/33	1,239,000	1,246,944
HCA, Inc., 5.45%, 4/1/31	1,800,000	1,847,370
HCA, Inc., 5.60%, 4/1/34	746,000	766,966
Humana, Inc., 5.375%, 4/15/31	1,557,000	1,594,989
Icon Investments Six DAC, 6.00%, 5/8/34	1,665,000	1,754,290
Quest Diagnostics, Inc., 6.40%, 11/30/33	672,000	739,912
UnitedHealth Group, Inc., 4.90%, 4/15/31	1,330,000	1,360,572
UnitedHealth Group, Inc., 5.35%, 2/15/33	1,385,000	1,450,130
		17,594,935
Hotels, Restaurants and Leisure — 1.3%
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)	555,000	570,682
Hyatt Hotels Corp., 5.25%, 6/30/29	1,030,000	1,047,031
International Game Technology PLC, 5.25%, 1/15/29(1)	700,000	693,554
Marriott International, Inc., 5.30%, 5/15/34(2)	1,120,000	1,139,410
Royal Caribbean Cruises Ltd., 6.00%, 2/1/33(1)	335,000	343,379
		3,794,056
Household Durables — 0.6%
DR Horton, Inc., 5.00%, 10/15/34	537,000	536,087
Meritage Homes Corp., 3.875%, 4/15/29(1)	1,315,000	1,248,755
		1,784,842
Industrial Conglomerates — 0.8%
Honeywell International, Inc., 4.75%, 2/1/32	2,260,000	2,296,162
Industrial REITs — 0.3%
LXP Industrial Trust, 6.75%, 11/15/28	718,000	762,227
Insurance — 2.4%
Allianz SE, VRN, 5.60%, 9/3/54(1)(3)	200,000	200,109
Allstate Corp., 5.55%, 5/9/35	835,000	878,812
Athene Global Funding, 5.53%, 7/11/31(1)	1,585,000	1,621,566
Brighthouse Financial Global Funding, 5.65%, 6/10/29(1)	564,000	578,291
Chubb INA Holdings LLC, 5.00%, 3/15/34	2,022,000	2,072,824
CNO Financial Group, Inc., 6.45%, 6/15/34	724,000	755,864
Pricoa Global Funding I, 4.65%, 8/27/31(1)	355,000	354,808
Prudential Financial, Inc., VRN, 6.50%, 3/15/54	570,000	590,920
		7,053,194
Interactive Media and Services — 0.4%
Meta Platforms, Inc., 4.75%, 8/15/34	1,110,000	1,117,397
IT Services — 1.0%
Black Knight InfoServ LLC, 3.625%, 9/1/28(1)	7,000	6,649
Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, 6/4/29	845,000	877,112
Kyndryl Holdings, Inc., 3.15%, 10/15/31	995,000	862,449
Kyndryl Holdings, Inc., 6.35%, 2/20/34	1,018,000	1,072,265
		2,818,475
Machinery — 1.6%
AGCO Corp., 5.80%, 3/21/34	838,000	862,453
Ingersoll Rand, Inc., 5.31%, 6/15/31	1,710,000	1,769,452
8

Diversified Corporate Bond ETF
	Principal Amount/Shares	Value
Ingersoll Rand, Inc., 5.70%, 8/14/33	$957,000	$1,009,983
Westinghouse Air Brake Technologies Corp., 5.61%, 3/11/34	997,000	1,038,834
		4,680,722
Media — 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 2/1/32(1)	1,040,000	907,145
Time Warner Cable LLC, 6.55%, 5/1/37	1,499,000	1,479,991
		2,387,136
Metals and Mining — 1.3%
Cleveland-Cliffs, Inc., 7.00%, 3/15/32(1)	966,000	971,318
Glencore Funding LLC, 6.50%, 10/6/33(1)	917,000	990,578
Glencore Funding LLC, 5.63%, 4/4/34(1)	920,000	937,499
Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, 3/15/34(1)	911,000	943,217
		3,842,612
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 2/1/27(1)	697,000	677,070
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	845,000	815,036
		1,492,106
Multi-Utilities — 1.0%
Black Hills Corp., 6.00%, 1/15/35	632,000	660,515
Dominion Energy, Inc., 5.375%, 11/15/32	1,300,000	1,339,510
DTE Energy Co., 5.85%, 6/1/34	846,000	891,380
		2,891,405
Oil, Gas and Consumable Fuels — 6.4%
6297782 LLC, 5.58%, 10/1/34(1)	695,000	692,260
Chesapeake Energy Corp., 6.75%, 4/15/29(1)	621,000	630,668
Columbia Pipelines Holding Co. LLC, 5.68%, 1/15/34(1)	1,400,000	1,429,537
Columbia Pipelines Operating Co. LLC, 6.04%, 11/15/33(1)	1,335,000	1,410,352
Diamondback Energy, Inc., 5.40%, 4/18/34	979,000	996,827
Energy Transfer LP, 5.25%, 7/1/29	1,015,000	1,039,511
Energy Transfer LP, 5.75%, 2/15/33	1,189,000	1,237,194
Energy Transfer LP, 6.55%, 12/1/33	860,000	941,068
EnLink Midstream LLC, 5.65%, 9/1/34	210,000	213,794
EQT Corp., 3.625%, 5/15/31(1)	905,000	822,520
Greensaif Pipelines Bidco SARL, 5.85%, 2/23/36(1)	1,111,000	1,146,171
Marathon Oil Corp., 5.70%, 4/1/34	1,255,000	1,324,814
MPLX LP, 2.65%, 8/15/30	1,560,000	1,394,876
Occidental Petroleum Corp., 6.625%, 9/1/30	1,001,000	1,078,998
Occidental Petroleum Corp., 6.125%, 1/1/31	785,000	827,853
Occidental Petroleum Corp., 5.375%, 1/1/32	731,000	742,248
Petroleos Mexicanos, 5.95%, 1/28/31	965,000	802,996
SM Energy Co., 6.75%, 8/1/29(1)	354,000	359,815
Southwestern Energy Co., 5.375%, 3/15/30	879,000	871,899
Southwestern Energy Co., 4.75%, 2/1/32	850,000	806,146
		18,769,547
Paper and Forest Products — 0.3%
Suzano Austria GmbH, 3.75%, 1/15/31	350,000	318,399
Suzano Austria GmbH, 3.125%, 1/15/32	750,000	639,629
		958,028
Passenger Airlines — 0.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	361	359
Delta Air Lines, Inc., 7.375%, 1/15/26	910,000	932,171
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 11.00%, 4/15/29(1)	478,500	487,443
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(1)	753,000	760,489
		2,180,462
9

Diversified Corporate Bond ETF
	Principal Amount/Shares	Value
Personal Care Products — 0.2%
Kenvue, Inc., 4.90%, 3/22/33	$670,000	$685,847
Pharmaceuticals — 3.0%
Astrazeneca Finance LLC, 4.90%, 2/26/31	2,795,000	2,873,480
Bristol-Myers Squibb Co., 5.10%, 2/22/31	1,433,000	1,482,050
Bristol-Myers Squibb Co., 5.20%, 2/22/34	630,000	653,709
Johnson & Johnson, 4.90%, 6/1/31	1,785,000	1,854,862
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 5/19/33	2,040,000	2,051,940
		8,916,041
Real Estate Management and Development — 0.2%
Essential Properties LP, 2.95%, 7/15/31	800,000	685,354
Residential REITs — 0.2%
UDR, Inc., 5.125%, 9/1/34	671,000	668,694
Retail REITs — 0.1%
Realty Income Corp., 5.375%, 9/1/54	448,000	442,187
Semiconductors and Semiconductor Equipment — 1.2%
Broadcom, Inc., 5.15%, 11/15/31	1,130,000	1,154,705
Broadcom, Inc., 3.47%, 4/15/34(1)	890,000	786,735
KLA Corp., 4.70%, 2/1/34	1,690,000	1,700,308
		3,641,748
Software — 1.5%
Open Text Holdings, Inc., 4.125%, 2/15/30(1)	1,184,000	1,100,541
Open Text Holdings, Inc., 4.125%, 12/1/31(1)	796,000	725,434
Oracle Corp., 4.30%, 7/8/34	1,731,000	1,637,411
SS&C Technologies, Inc., 5.50%, 9/30/27(1)	890,000	889,851
		4,353,237
Specialized REITs — 1.0%
American Tower Corp., 5.55%, 7/15/33	1,829,000	1,896,964
EPR Properties, 3.60%, 11/15/31	1,360,000	1,197,627
		3,094,591
Specialty Retail — 2.0%
AutoZone, Inc., 5.10%, 7/15/29	341,000	348,644
Home Depot, Inc., 4.85%, 6/25/31	2,130,000	2,182,009
Home Depot, Inc., 4.95%, 6/25/34	820,000	840,617
Lowe's Cos., Inc., 5.15%, 7/1/33(2)	1,520,000	1,565,371
O'Reilly Automotive, Inc., 4.20%, 4/1/30	1,015,000	997,131
		5,933,772
Technology Hardware, Storage and Peripherals — 0.7%
Apple, Inc., 1.25%, 8/20/30	2,295,000	1,958,732
Textiles, Apparel and Luxury Goods — 0.8%
Tapestry, Inc., 7.35%, 11/27/28	1,028,000	1,078,844
Tapestry, Inc., 7.85%, 11/27/33	1,119,000	1,198,153
		2,276,997
Trading Companies and Distributors — 0.7%
Air Lease Corp., 5.20%, 7/15/31	302,000	304,387
Aircastle Ltd., 6.50%, 7/18/28(1)	843,000	877,067
Aircastle Ltd., 5.95%, 2/15/29(1)	910,000	934,414
		2,115,868
Wireless Telecommunication Services — 0.4%
U.S. Cellular Corp., 6.70%, 12/15/33	1,150,000	1,268,127
TOTAL CORPORATE BONDS (Cost $266,192,297)		272,720,820
10

Diversified Corporate Bond ETF
	Principal Amount/Shares	Value
U.S. TREASURY SECURITIES — 1.9%
U.S. Treasury Notes, 4.00%, 1/31/31(4)	$745,000	$753,308
U.S. Treasury Notes, 4.125%, 3/31/31(4)	2,590,000	2,638,158
U.S. Treasury Notes, 4.625%, 4/30/31	2,075,000	2,174,130
TOTAL U.S. TREASURY SECURITIES (Cost $5,352,919)		5,565,596
PREFERRED STOCKS — 1.1%
Banks — 0.4%
Citigroup, Inc., 7.00%	597,000	625,400
Societe Generale SA, 8.50%(1)	600,000	600,881
		1,226,281
Capital Markets — 0.5%
Charles Schwab Corp., 5.375%	799,000	794,773
Goldman Sachs Group, Inc., 7.38%	667,000	670,412
		1,465,185
Trading Companies and Distributors — 0.2%
Aircastle Ltd., 5.25%(1)	510,000	502,352
TOTAL PREFERRED STOCKS (Cost $3,120,983)		3,193,818
SHORT-TERM INVESTMENTS — 4.2%
Money Market Funds — 4.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	9,754,374	9,754,374
State Street Navigator Securities Lending Government Money Market Portfolio(5)	2,450,790	2,450,790
TOTAL SHORT-TERM INVESTMENTS (Cost $12,205,164)		12,205,164
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $286,871,363)		293,685,398
OTHER ASSETS AND LIABILITIES — 0.4%		1,276,815
TOTAL NET ASSETS — 100.0%		$294,962,213

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	294	December 2024	$33,387,375	$(162,840)
U.S. Treasury 5-Year Notes	55	December 2024	6,016,914	(19,873)
			$39,404,289	$(182,713)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury Long Bonds	10	December 2024	$1,231,250	$11,621
U.S. Treasury Ultra Bonds	3	December 2024	395,813	4,915
			$1,627,063	$16,536
^Amount represents value and unrealized appreciation (depreciation).

11

Diversified Corporate Bond ETF

NOTES TO SCHEDULE OF INVESTMENTS
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $63,838,057, which represented 21.6% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,364,621. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $820,946.
(5)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,450,790.

See Notes to Financial Statements.
12

AUGUST 31, 2024

Diversified Municipal Bond ETF
	Principal Amount	Value
MUNICIPAL SECURITIES — 99.9%
Alabama — 2.5%
Black Belt Energy Gas District Rev., VRN, 5.50%, 6/1/49 (GA: Goldman Sachs Group, Inc.)	$770,000	$824,841
Black Belt Energy Gas District Rev., VRN, 4.00%, 7/1/52 (GA: Royal Bank of Canada)(LIQ FAC: Royal Bank of Canada)	415,000	418,592
Black Belt Energy Gas District Rev., VRN, 3.27%, (MUNIPSA plus 0.35%), 10/1/52 (GA: Goldman Sachs Group, Inc.)	500,000	486,971
Black Belt Energy Gas District Rev., VRN, 5.00%, 5/1/53 (GA: Canadian Imperial Bank)	40,000	41,824
Black Belt Energy Gas District Rev., VRN, 5.50%, 11/1/53 (GA: Goldman Sachs Group, Inc.)	330,000	351,572
Black Belt Energy Gas District Rev., VRN, 5.50%, 10/1/54 (GA: Goldman Sachs Group, Inc.)	1,000,000	1,102,434
Black Belt Energy Gas District Rev., VRN, 5.00%, 5/1/55 (GA: Pacific Life Insurance Co.)	1,500,000	1,613,009
Energy Southeast A Cooperative District Rev., VRN, 5.75%, 4/1/54 (GA: Morgan Stanley)	750,000	836,018
Energy Southeast A Cooperative District Rev., VRN, 5.25%, 7/1/54 (GA: Morgan Stanley)	600,000	652,518
Jefferson County Sewer Rev., 5.25%, 10/1/41	1,000,000	1,107,052
Mobile County Industrial Development Authority Rev., (AM/NS Calvert LLC), 5.00%, 6/1/54	1,000,000	1,040,806
Southeast Alabama Gas Supply District Rev., VRN, 5.00%, 6/1/49 (GA: Morgan Stanley)	1,110,000	1,191,295
Southeast Energy Authority A Cooperative District Rev., VRN, 5.00%, 1/1/54 (LIQ FAC: Royal Bank of Canada)	2,100,000	2,236,719
		11,903,651
Arizona — 3.6%
Arizona Board of Regents Rev., (Arizona State University), 5.00%, 7/1/36	250,000	283,635
Arizona Board of Regents Rev., (Arizona State University), 5.50%, 7/1/48	750,000	851,746
Arizona Department of Transportation State Highway Fund Rev., 5.00%, 7/1/33	500,000	587,080
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), VRN, 3.17%, (MUNIPSA plus 0.25%), 11/4/25, Prerefunded at 100% of Par(3)	25,000	25,023
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), VRN, 3.17%, (MUNIPSA plus 0.25%), 1/1/46	130,000	128,042
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/51(2)	250,000	247,794
Arizona Industrial Development Authority Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/28	780,000	832,897
Arizona Industrial Development Authority Rev., (Ironwood Ranch Apartments LP), VRN, 5.00%, 2/1/58	525,000	545,273
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 6.00%, 7/1/51(2)(5)(6)	100,000	4,000
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/40(2)	200,000	183,615
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/27 (BAM)	400,000	422,132
Arizona Industrial Development Authority Rev., (Somerset Academy of Las Vegas), 4.00%, 12/15/41(2)	750,000	679,200
Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert AZ Waterworks & Sewer System Rev.), 5.00%, 7/15/27	1,000,000	1,068,921
Industrial Development Authority of the City of Phoenix Arizona Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/25(2)	105,000	104,775
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/32	155,000	161,463
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/41(2)	620,000	551,068
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/28	75,000	77,666
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/38	500,000	509,162
Maricopa County Industrial Development Authority Rev., (Banner Health Obligated Group), VRN, 5.00%, 1/1/53	1,000,000	1,031,417
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 3.00%, 7/1/31(2)	500,000	475,375
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/39(2)	200,000	205,110
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.25%, 7/1/44	585,000	557,332
Phoenix Civic Improvement Corp. Rev., (City of Phoenix AZ Wastewater Rev.), 5.00%, 7/1/32	500,000	578,446
Pima County Sewer System Rev., 5.00%, 7/1/30	600,000	650,531
Salt River Project Agricultural Improvement & Power District Rev., 4.00%, 1/1/38	750,000	754,868
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/47	2,005,000	2,189,294
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/50	2,000,000	2,175,863
Scottsdale GO, 4.00%, 7/1/31	500,000	532,844
State of Arizona COP, 5.00%, 9/1/25	240,000	245,521
State of Arizona COP, 5.00%, 9/1/25(3)	580,000	593,745
		17,253,838
13

Diversified Municipal Bond ETF
	Principal Amount	Value
Arkansas — 0.1%
Arkansas Development Finance Authority Rev., (United States Steel Corp.), 5.70%, 5/1/53	$330,000	$352,127
California — 4.8%
Alameda Corridor Transportation Authority Rev., Capital Appreciation, 0.00%, 10/1/53 (AGM)(4)	1,500,000	370,405
Bay Area Toll Authority Rev., 4.00%, 4/1/33	275,000	279,972
California Community Choice Financing Authority Rev., VRN, 3.37%, (MUNIPSA plus 0.45%), 2/1/52 (GA: Morgan Stanley)	1,755,000	1,643,906
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/30	500,000	527,299
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(4)	100,000	20,770
California Enterprise Development Authority Rev., (Provident Group-SDSU Properties LLC), 5.00%, 8/1/50	100,000	102,601
California Health Facilities Financing Authority Rev., (Episcopal Communities & Services for Seniors Obligated Group), 3.85%, 11/15/27	250,000	251,510
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/48	850,000	878,633
California Housing Finance Rev., 4.25%, 1/15/35	461,031	482,263
California Housing Finance Rev., 3.50%, 11/20/35	379,258	369,089
California Infrastructure & Economic Development Bank Rev., (Museum Associates), VRN, 3.62%, (MUNIPSA plus 0.70%), 12/1/50	1,000,000	999,870
California Municipal Finance Authority COP, (Palomar Health Obligated Group), 5.25%, 11/1/52 (AGM)	165,000	176,575
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/29(2)	50,000	52,007
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/30(2)	110,000	114,665
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/36(2)	175,000	178,874
California Municipal Finance Authority Rev., (P3 Claremont Holdings LLC), 5.00%, 7/1/52(2)	110,000	105,218
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority BOLD Program Series 2023B), 5.50%, 9/1/43	625,000	676,468
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority BOLD Program Series 2024A), 5.00%, 9/1/48	400,000	411,527
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 2.375%, 11/15/28(2)	145,000	142,176
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/46(2)	500,000	476,134
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/30(2)	320,000	325,885
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/56(2)	250,000	235,957
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.375%, 8/1/42(2)	650,000	698,583
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/34	185,000	193,486
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/48	625,000	631,883
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/38(2)	240,000	251,599
California Statewide Communities Development Authority Special Assessment, (City of San Diego CA Assessment District No. 18-01), 5.00%, 9/2/29	250,000	270,733
California Statewide Communities Development Authority Special Tax, (California Statewide Cmntys Dev Authority Cmnty Facs Dist No. 2015-01 Area No. 2), 4.00%, 9/1/40	245,000	239,210
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, (City & County of San Francisco CA Special Tax Dist No. 2020-1 Development Spl Ta), 4.00%, 9/1/46(2)	500,000	462,008
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim), 4.00%, 4/1/57(2)	350,000	267,381
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Altana Apartments), 4.00%, 10/1/56(2)	100,000	81,768
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Escondido Portfolio), 4.00%, 12/1/59(2)	750,000	477,322
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Oceanaire Apartments), 4.00%, 9/1/56(2)	300,000	240,216
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Westgate Apartments), 4.00%, 6/1/57(2)	290,000	101,061
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 19), 5.00%, 9/1/39	500,000	524,488
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 23 Area No 1), 3.00%, 9/1/25	155,000	153,954
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/66(4)	500,000	58,389
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45(2)	1,540,000	1,482,039
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/61(2)	500,000	461,039
14

Diversified Municipal Bond ETF
	Principal Amount	Value
Los Angeles Department of Airports Rev., 5.00%, 5/15/47	$905,000	$920,745
Morongo Band of Mission Indians Rev., 5.00%, 10/1/42(2)	100,000	101,172
Mountain View Los Altos Union High School District GO, 4.00%, 8/1/35	1,000,000	1,089,694
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2015-1), 5.25%, 8/15/45	415,000	418,850
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2023-1), 5.50%, 8/15/48	300,000	324,849
Orange County Transportation Authority Rev., 4.00%, 10/15/24(3)	1,715,000	1,717,174
Poway Unified School District Special Tax, (Poway Unified School District Community Facilities District No. 16), 4.00%, 9/1/31	315,000	318,241
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/38	400,000	421,073
Santa Paula Special Tax, (City of Santa Paula CA Harvest Community Facilities District No. 1 Area A), 5.00%, 9/1/35	600,000	638,008
State of California GO, 5.00%, 4/1/35	1,045,000	1,126,086
State of California GO, 5.00%, 9/1/42	290,000	305,148
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 1), 5.00%, 9/1/39	280,000	289,142
		23,087,145
Colorado — 2.9%
Board of Governors of Colorado State University System Rev., 4.00%, 3/1/44	1,220,000	1,210,741
Board of Water Commissioners City & County of Denver Rev., 5.00%, 12/15/52	1,000,000	1,089,009
Brighton Crossing Metropolitan District No. 6 GO, 5.00%, 12/1/40	1,030,000	974,645
City & County of Denver Airport System Rev., 5.50%, 11/15/41	500,000	565,379
City & County of Denver Airport System Rev., 5.50%, 11/15/42	750,000	835,603
City & County of Denver Airport System Rev., 5.75%, 11/15/45	750,000	843,139
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), VRN, 5.00%, 11/15/48	100,000	102,245
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), VRN, 5.00%, 11/15/59	260,000	285,430
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), 5.50%, 11/1/47	200,000	222,874
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), 5.25%, 12/1/54	430,000	473,250
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	300,000	306,539
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 4.00%, 12/1/40	500,000	486,880
Colorado Health Facilities Authority Rev., (Intermountain Healthcare Obligated Group), VRN, 5.00%, 5/15/62	1,530,000	1,579,634
Colorado Health Facilities Authority Rev., (Sanford Obligated Group), 4.00%, 11/1/39	150,000	148,472
Denver Urban Renewal Authority Tax Allocation, (Denver Urban Renewal Authority 9th & Colorado Urban Redevelopment Area), 5.25%, 12/1/39(2)	100,000	101,071
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/43 (AGM)	1,400,000	1,510,994
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 4.00%, 12/1/46 (AGM)	500,000	486,506
Prairie Center Metropolitan District No. 3 GO, 5.875%, 12/15/46	500,000	540,179
State of Colorado COP, 6.00%, 12/15/38	230,000	277,399
State of Colorado COP, 6.00%, 12/15/40	385,000	460,261
Sterling Ranch Community Authority Board Special Assessment, (Sterling Ranch Metropolitan District No. 1), 5.625%, 12/1/43	400,000	415,352
Trails at Crowfoot Metropolitan District No. 3 GO, 4.00%, 12/1/44 (AGC)	500,000	491,287
Village Metropolitan District GO, 5.00%, 12/1/49	500,000	502,467
		13,909,356
Connecticut — 1.1%
City of Hartford Rev., (State of Connecticut), 5.00%, 4/1/25	500,000	506,299
Connecticut State Health & Educational Facilities Authority Rev., (Yale University), VRN, 3.20%, 7/1/37	500,000	500,079
Connecticut State Health & Educational Facilities Authority Rev., (Yale University), VRN, 2.80%, 7/1/57	470,000	469,699
Connecticut State Health & Educational Facilities Authority Rev., (Yale-New Haven Health Obligated Group), VRN, 5.00%, 7/1/49	325,000	355,318
State of Connecticut GO, 5.00%, 6/15/31 (AGM-CR)	250,000	253,845
State of Connecticut GO, 4.00%, 1/15/35	1,000,000	1,038,913
15

Diversified Municipal Bond ETF
	Principal Amount	Value
State of Connecticut GO, 4.00%, 6/1/36	$1,000,000	$1,033,814
State of Connecticut Special Tax Rev., 5.00%, 5/1/29	1,145,000	1,270,188
		5,428,155
Delaware — 0.2%
Delaware River & Bay Authority Rev., 5.00%, 1/1/49	225,000	247,185
Town of Bridgeville Special Tax, (Town of Bridgeville Heritage Shores Special Development District), 5.625%, 7/1/53(2)	600,000	634,633
		881,818
District of Columbia — 1.9%
District of Columbia GO, 5.00%, 6/1/25	160,000	162,741
District of Columbia GO, 5.00%, 10/15/26	830,000	873,077
District of Columbia GO, 5.00%, 1/1/41	1,000,000	1,119,488
District of Columbia GO, 5.00%, 2/1/41	520,000	568,540
District of Columbia GO, 5.00%, 1/1/45	750,000	823,740
District of Columbia GO, 5.25%, 1/1/48	665,000	741,771
District of Columbia Rev., (District of Columbia Income Tax Rev.), 5.00%, 3/1/36	750,000	816,116
District of Columbia Rev., (Plenary Infrastructure DC LLC), 5.00%, 2/28/25	1,000,000	1,007,545
District of Columbia Rev., (Rocketship DC Obligated Group), 5.75%, 6/1/54	500,000	519,173
District of Columbia Income Tax Rev., 5.25%, 5/1/48	1,000,000	1,117,452
District of Columbia Water & Sewer Authority Rev., 4.00%, 10/1/51	500,000	489,054
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/38	270,000	270,763
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/15/26	500,000	522,378
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/15/43	170,000	187,693
		9,219,531
Florida — 7.9%
Broward County Airport System Rev., 5.00%, 10/1/35	700,000	725,330
Broward County Port Facilities Rev., 4.00%, 9/1/37	750,000	752,829
Broward County Port Facilities Rev., 5.00%, 9/1/40	1,000,000	1,070,344
Broward County Water & Sewer Utility Rev., 5.00%, 10/1/40	925,000	993,824
Broward County Water & Sewer Utility Rev., 4.00%, 10/1/47	880,000	860,565
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/28	300,000	314,887
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/33	250,000	262,656
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/53	750,000	754,683
Central Florida Expressway Authority Rev., 5.00%, 7/1/29	1,060,000	1,173,661
Central Florida Expressway Authority Rev., 5.00%, 7/1/44 (AGM)	1,100,000	1,222,978
Duval County Public Schools COP, 5.00%, 7/1/35 (AGM)	420,000	464,167
Florida Development Finance Corp. Rev., 3.00%, 7/1/31(2)	255,000	239,449
Florida Development Finance Corp. Rev., (Brightline Trains Florida LLC), 5.50%, 7/1/53	660,000	684,849
Florida Development Finance Corp. Rev., (Florida Health Sciences Center, Inc. Obligated Group), VRN, 5.00%, 8/1/56	1,300,000	1,422,945
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 4.00%, 6/1/25(2)	110,000	109,731
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 4.00%, 6/1/26(2)	110,000	109,537
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc.), 6.75%, 6/15/53(2)	500,000	552,564
Florida Development Finance Corp. Rev., (St. Andrew's School of Boca Raton, Inc.), 5.25%, 6/1/49	1,150,000	1,213,387
Florida Development Finance Corp. Rev., (St. Andrew's School of Boca Raton, Inc.), 5.25%, 6/1/54	510,000	534,819
Florida Insurance Assistance Interlocal Agency, Inc. Rev., (Florida Insurance Guaranty Association, Inc.), 5.00%, 9/1/24	1,170,000	1,170,000
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/38	500,000	576,137
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/38	650,000	748,979
Fort Pierce Utilities Authority Rev., 5.00%, 10/1/29 (AGM)	1,050,000	1,158,243
Greater Orlando Aviation Authority Rev., 5.00%, 10/1/33	180,000	187,002
Greater Orlando Aviation Authority Rev., 4.00%, 10/1/37	985,000	983,756
Hillsborough County Industrial Development Authority Rev., (BayCare Obligated Group), 5.50%, 11/15/54(1)	1,500,000	1,699,789
Lake County Rev., (Educational Charter Foundation of Florida, Inc.), 5.00%, 1/15/39(2)	1,000,000	1,004,654
Lakeland Department of Electric Utilities Rev., 5.00%, 10/1/39	500,000	588,220
16

Diversified Municipal Bond ETF
	Principal Amount	Value
Lee County Industrial Development Authority Rev., (Shell Point Obligated Group), 4.125%, 11/15/29	$435,000	$437,024
Martin County Health Facilities Authority Rev., (Cleveland Clinic Health System Obligated Group), 4.00%, 1/1/46	695,000	676,736
Miami-Dade County Aviation Rev., 5.00%, 10/1/38	500,000	505,010
Miami-Dade County Seaport Department Rev., 4.00%, 10/1/46	450,000	420,940
Miami-Dade County Seaport Department Rev., 5.25%, 10/1/52	800,000	851,059
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/40	2,680,000	2,689,318
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/44	1,000,000	986,603
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/44	850,000	889,511
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/46	500,000	489,730
Orange County Health Facilities Authority Rev., (Orlando Health Obligated Group), 5.00%, 10/1/53	500,000	532,054
Orlando Utilities Commission Rev., 5.00%, 10/1/48	1,000,000	1,089,370
Pasco County Rev., (State of Florida Cigarette Tax Rev.), 5.75%, 9/1/54 (AGM)	290,000	325,733
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/29	105,000	107,606
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	475,000	482,124
South Florida Water Management District COP, 5.00%, 10/1/36	560,000	574,097
St. Johns Water & Sewer Rev., 5.00%, 6/1/52	1,465,000	1,574,521
State of Florida GO, 5.00%, 6/1/26	500,000	521,398
Village Community Development District No. 13 Special Assessment' (Village Community Development District No. 13 Phase I Series 2019 Special Assmnt), 3.55%, 5/1/39	250,000	233,518
Village Community Development District No. 14 Special Assessment' (Village Community Development District No. 14 Series 2022 Phase I Special Asmnt), 5.50%, 5/1/53	975,000	1,018,697
Village Community Development District No. 15 Special Assessment' (Village Community Development District No. 15 Series 2023 Phase I Special Assmnt), 5.25%, 5/1/54(2)	500,000	517,830
Wildwood Utility Dependent District Rev., 5.00%, 10/1/36 (BAM)	455,000	503,084
Wildwood Utility Dependent District Rev., 5.50%, 10/1/48 (AGM)	780,000	870,520
		37,876,468
Georgia — 3.8%
Atlanta Airport Passenger Facility Charge Rev., 4.00%, 7/1/40	1,000,000	973,112
Atlanta Water & Wastewater Rev., 4.00%, 11/1/37	1,345,000	1,352,547
Cobb County Kennestone Hospital Authority Rev., (WellStar Health System Obligated Group), 4.00%, 4/1/52	1,000,000	951,869
Columbia County Hospital Authority Rev., (WellStar Health System Obligated Group), 5.125%, 4/1/48	390,000	421,468
Development Authority of Burke County Rev., (Georgia Power Co.), VRN, 3.70%, 10/1/32	525,000	539,953
Development Authority of Burke County Rev., (Georgia Power Co.), VRN, 3.375%, 11/1/53	180,000	181,350
George L Smith II Congress Center Authority Rev., 4.00%, 1/1/36	500,000	502,939
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 3.625%, 1/1/31(2)	475,000	452,450
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 5.00%, 1/1/36(2)	500,000	506,090
Georgia Ports Authority Rev., 4.00%, 7/1/46	500,000	499,233
Georgia Ports Authority Rev., 5.25%, 7/1/52	1,500,000	1,649,843
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 3/1/50 (GA: Citigroup Global Markets)	525,000	528,670
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 5/1/52 (GA: Citigroup, Inc.)	1,200,000	1,214,724
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 9/1/53 (GA: Royal Bank of Canada)	550,000	588,716
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 5/1/54 (GA: Citigroup, Inc.)	955,000	1,014,666
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 12/1/54 (GA: Citigroup Global Markets)	1,500,000	1,605,758
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 12/1/54 (GA: Royal Bank of Canada)	1,910,000	2,072,035
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 4.00%, 4/1/44	1,325,000	1,292,281
State of Georgia GO, 5.00%, 7/1/29	1,465,000	1,636,181
		17,983,885
Guam — 0.1%
Guam Power Authority Rev., 5.00%, 10/1/42	200,000	217,454
Guam Power Authority Rev., 5.00%, 10/1/43	200,000	216,502
Guam Power Authority Rev., 5.00%, 10/1/44	200,000	215,652
		649,608
Hawaii — 0.6%
City & County Honolulu Wastewater System Rev., 4.00%, 7/1/32	250,000	251,342
City & County of Honolulu GO, 5.00%, 3/1/29	700,000	772,107
City & County of Honolulu GO, 5.25%, 7/1/44	760,000	847,228
17

Diversified Municipal Bond ETF
	Principal Amount	Value
Honolulu GO, 5.00%, 7/1/29	$830,000	$921,385
		2,792,062
Idaho — 0.2%
Idaho Health Facilities Authority Rev., (St. Luke's Health System Ltd. Obligated Group ID), 4.00%, 3/1/46 (BAM-TCRS)	365,000	355,463
Idaho Housing & Finance Association Rev., (State of Idaho Department of Transportation Transportation Expansion & Congestion), 5.25%, 8/15/48	500,000	557,571
		913,034
Illinois — 7.3%
Brown County Community Unit School District No. 1 GO, 5.00%, 12/1/37 (BAM)	1,125,000	1,230,508
Chicago GO, 4.00%, 1/1/35	500,000	502,279
Chicago GO, 5.25%, 1/1/38	1,000,000	1,096,250
Chicago GO, 6.00%, 1/1/38	20,000	20,771
Chicago GO, 5.50%, 1/1/49	100,000	104,135
Chicago Board of Education GO, 5.00%, 12/1/27 (AGM)	700,000	736,329
Chicago Board of Education GO, 5.00%, 12/1/34	280,000	286,937
Chicago Board of Education GO, 5.00%, 12/1/42	1,060,000	1,059,427
Chicago Midway International Airport Rev., 5.75%, 1/1/48 (BAM)	285,000	317,343
Chicago O'Hare International Airport Rev., 5.00%, 1/1/26	1,000,000	1,023,817
Chicago O'Hare International Airport Rev., (Chicago O'Hare International Airport Customer Facility Charge Rev.), 5.25%, 1/1/43 (BAM)	1,000,000	1,099,864
Chicago Wastewater Transmission Rev., 5.50%, 1/1/30 (AGM-CR), (NPFG)	125,000	135,220
Chicago Wastewater Transmission Rev., 5.00%, 1/1/38 (BAM)	500,000	572,740
Chicago Wastewater Transmission Rev., 5.00%, 1/1/38 (AGM)	1,000,000	1,116,064
Chicago Wastewater Transmission Rev., 5.25%, 1/1/53 (AGM)	750,000	815,988
Chicago Waterworks Rev., 5.00%, 11/1/26	450,000	470,260
Chicago Waterworks Rev., 5.00%, 11/1/27	1,000,000	1,039,796
Chicago Waterworks Rev., 5.00%, 11/1/36 (AGM)	500,000	523,959
Chicago Waterworks Rev., 5.00%, 11/1/39	510,000	510,613
Chicago Waterworks Rev., 5.25%, 11/1/53 (AGM)	250,000	271,839
Cook County GO, 4.00%, 11/15/25	1,290,000	1,307,971
Cook County GO, 5.00%, 11/15/26	830,000	870,762
Cook County GO, 5.00%, 11/15/31	1,000,000	1,044,205
Cook County Community College District No. 508 GO, 5.00%, 12/1/31 (BAM)	500,000	556,779
Cook County Sales Tax Rev., 4.00%, 11/15/40	900,000	889,910
Cook County Sales Tax Rev., 5.00%, 11/15/43	1,000,000	1,092,141
Cook County Sales Tax Rev., 5.25%, 11/15/45	725,000	795,808
Illinois Finance Authority Rev., (Presbyterian Homes Obligated Group IL), VRN, 3.62%, (MUNIPSA plus 0.70%), 5/1/42	250,000	246,555
Illinois Finance Authority Rev., (University of Chicago Medical Center Obligated Group), VRN, 5.00%, 8/15/52	250,000	263,541
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/40	1,000,000	1,017,355
Illinois State Toll Highway Authority Rev., 4.00%, 1/1/42	1,000,000	994,364
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/42	380,000	395,453
Illinois State Toll Highway Authority Rev., 5.25%, 1/1/43	345,000	389,183
Kane County Forest Preserve District GO, 3.00%, 12/15/25	650,000	649,954
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/31 (AGM)	330,000	341,598
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/39 (AGM)	500,000	503,319
Metropolitan Pier & Exposition Authority Rev., (State of Illinois McCormick Place Expansion Project Fund), 5.00%, 6/15/29(1)	330,000	350,244
Peoria City School District No. 150 GO, 4.00%, 1/1/26 (AGM)	840,000	851,913
State of Illinois GO, 5.00%, 10/1/25	175,000	178,662
State of Illinois GO, 5.00%, 11/1/27	705,000	749,416
State of Illinois GO, 5.00%, 11/1/29	595,000	631,131
State of Illinois GO, 5.00%, 10/1/30	625,000	670,454
State of Illinois GO, 5.00%, 10/1/33	200,000	211,926
State of Illinois GO, 5.00%, 12/1/35	500,000	521,508
18

Diversified Municipal Bond ETF
	Principal Amount	Value
State of Illinois GO, 5.00%, 2/1/39	$750,000	$750,679
State of Illinois GO, 5.50%, 5/1/39	220,000	241,740
State of Illinois GO, 5.50%, 10/1/39	1,000,000	1,133,418
State of Illinois GO, 5.50%, 3/1/42	1,250,000	1,391,723
State of Illinois GO, 5.75%, 5/1/45	225,000	246,804
State of Illinois GO, 5.25%, 5/1/49	500,000	544,247
University of Illinois Rev., (University of Illinois Health Services Facilities System), 5.00%, 10/1/37	1,000,000	1,098,374
Village of Downers Grove GO, 4.00%, 1/1/41	1,015,000	1,033,120
		34,898,396
Indiana — 1.5%
Carmel Waterworks Rev., 5.25%, 5/1/47 (BAM)	330,000	355,661
Carmel Waterworks Rev., 5.25%, 5/1/51 (BAM)	250,000	267,314
Indiana Finance Authority Rev., (CHF - Tippecanoe LLC), 5.00%, 6/1/53	250,000	258,688
Indiana Finance Authority Rev., (Hendricks County Hospital Obligated Group), 5.00%, 3/1/44(1)	1,200,000	1,291,675
Indiana Finance Authority Rev., (Indiana University Health, Inc. Obligated Group), VRN, 5.00%, 10/1/62	365,000	391,314
Indiana Finance Authority Rev., (Methodist Hospitals, Inc. Obligated Group), 5.50%, 9/15/39	190,000	208,170
Indiana Finance Authority Rev., (Methodist Hospitals, Inc. Obligated Group), 5.50%, 9/15/44	190,000	203,360
Indiana Finance Authority Rev., (SFP-PUFW I LLC), 5.00%, 7/1/49	1,030,000	1,061,162
Indiana Finance Authority Rev., (SFP-PUFW I LLC), 5.75%, 7/1/64	470,000	461,105
Indianapolis Local Public Improvement Bond Bank Rev., 4.00%, 2/1/47	750,000	722,849
Northern Indiana Commuter Transportation District Rev., (Northern Indiana Commuter Transportation District), 5.00%, 1/1/38	400,000	453,389
Northern Indiana Commuter Transportation District Rev., (Northern Indiana Commuter Transportation District), 5.00%, 1/1/39	325,000	365,076
Purdue University Rev., 5.00%, 7/1/40	750,000	850,334
Valparaiso Rev., (Pratt Paper IN LLC), 4.50%, 1/1/34(2)	275,000	282,763
		7,172,860
Iowa — 1.3%
Iowa Finance Authority Rev., (Iowa Finance Authority State Revolving Fund), 5.00%, 8/1/34	900,000	1,063,032
Iowa Finance Authority Rev., (Iowa Finance Authority State Revolving Fund), 5.00%, 8/1/35	1,125,000	1,313,927
Iowa Finance Authority Rev., (Iowa Finance Authority State Revolving Fund), 5.00%, 8/1/36	125,000	145,153
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/41	1,000,000	1,000,087
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), VRN, 4.30%, (SOFR plus 0.55%), 5/15/56	500,000	472,622
Iowa Tobacco Settlement Authority Rev., 4.00%, 6/1/39	850,000	857,079
Iowa Tobacco Settlement Authority Rev., 4.00%, 6/1/49	75,000	75,261
Polk County GO, 5.00%, 6/1/44	1,000,000	1,058,184
University of Iowa Rev., 5.00%, 7/1/30	350,000	364,317
		6,349,662
Kansas — 0.5%
Kansas Development Finance Authority Rev., (AdventHealth Obligated Group), VRN, 5.00%, 11/15/54	700,000	786,809
Prairie Village Tax Allocation, (City of Prairie Village KS Meadowbrook Redevelopment District), 3.125%, 4/1/36	130,000	122,311
Sedgwick County Unified School District No. 262 Valley Center GO, 4.50%, 9/1/44 (AGM)	225,000	228,832
State of Kansas Department of Transportation Rev., 5.00%, 9/1/35	1,275,000	1,299,407
		2,437,359
Kentucky — 1.2%
Ashland Rev., (Royal Blue Health LLC Obligated Group), 5.00%, 2/1/30	370,000	396,921
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.25%, 6/1/41	100,000	102,034
Kentucky Public Energy Authority Rev., VRN, 4.00%, 12/1/49 (GA: Morgan Stanley)	250,000	250,730
Kentucky Public Energy Authority Rev., VRN, 4.79%, (SOFR plus 1.20%), 8/1/52 (GA: Morgan Stanley)	1,000,000	1,000,095
Kentucky Public Energy Authority Rev., VRN, 5.25%, 4/1/54 (GA: Morgan Stanley)	500,000	548,593
Kentucky Public Energy Authority Rev., VRN, 5.00%, 1/1/55 (GA: BP Corp. North America, Inc.)	1,655,000	1,798,467
Kentucky State Property & Building Commission Rev., (Commonwealth of Kentucky), 4.00%, 11/1/38	500,000	500,763
Louisville/Jefferson County Metropolitan Government Rev., (Norton Healthcare Obligated Group), VRN, 5.00%, 10/1/47	1,000,000	1,086,425
		5,684,028
19

Diversified Municipal Bond ETF
	Principal Amount	Value
Louisiana — 1.2%
Louisiana Offshore Terminal Authority Rev., (Loop LLC), VRN, 4.20%, 9/1/33	$1,000,000	$1,016,243
Louisiana Public Facilities Authority Rev., (Calcasieu Bridge Partners LLC), 5.50%, 9/1/54	430,000	466,826
Louisiana Public Facilities Authority Rev., (Tulane University), 5.00%, 10/15/48	750,000	813,087
Louisiana Stadium & Exposition District Rev., 5.00%, 7/1/48	2,000,000	2,169,001
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/48 (AGM)	250,000	257,826
St. John the Baptist Parish LA Rev., (Marathon Oil Corp.), VRN, 4.05%, 6/1/37	900,000	908,496
		5,631,479
Maryland — 2.4%
Baltimore Rev., (City of Baltimore MD Harbor Point Special Taxing District), 5.00%, 6/1/51	400,000	402,054
Baltimore Rev., (East Baltimore Research Park Development District), 4.00%, 9/1/27	200,000	201,047
Baltimore Rev., (East Baltimore Research Park Development District), 5.00%, 9/1/38	170,000	171,970
Brunswick Special Tax, (City of Brunswick MD Brunswick Crossing Special Taxing District), 5.00%, 7/1/36	350,000	357,725
Gaithersburg Rev., (Asbury Maryland Obligated Group), 5.125%, 1/1/42	400,000	407,149
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/27	375,000	387,622
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/34	725,000	773,577
Maryland Economic Development Corp. Tax Allocation, (City of Baltimore MD Port Covington Development District), 4.00%, 9/1/50	1,000,000	851,076
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 4.00%, 1/1/51	500,000	454,936
Maryland Stadium Authority Rev., (Baltimore City Public School Construction Financing Fund), 5.00%, 5/1/42 (ST INTERCEPT)	625,000	649,037
Montgomery County GO, 5.00%, 8/1/30	1,640,000	1,864,208
State of Maryland GO, 5.00%, 8/1/26	300,000	314,445
State of Maryland GO, 5.00%, 3/15/28	535,000	581,507
State of Maryland GO, 5.00%, 6/1/36	1,500,000	1,721,821
State of Maryland GO, 5.00%, 6/1/38	750,000	877,799
State of Maryland Department of Transportation Rev., 5.00%, 10/1/28	1,320,000	1,412,383
		11,428,356
Massachusetts — 3.0%
Commonwealth of Massachusetts Transportation Fund Rev., 5.00%, 6/1/43	1,190,000	1,298,819
Commonwealth of Massachusetts Transportation Fund Rev., 5.00%, 6/1/50	500,000	537,425
Commonwealth of Massachusetts Transportation Fund Revenue Rev., 5.00%, 6/1/52	1,000,000	1,083,713
Massachusetts GO, 5.00%, 10/1/37	1,000,000	1,144,645
Massachusetts Bay Transportation Authority Sales Tax Rev., 5.00%, 7/1/39	370,000	427,273
Massachusetts Clean Water Trust Rev., (Massachusetts Clean Water State Revolving Fund), 5.00%, 2/1/42	750,000	848,141
Massachusetts Development Finance Agency Rev., (Boston Medical Center Corp. Obligated Group), 5.25%, 7/1/48	750,000	823,495
Massachusetts Development Finance Agency Rev., (CHF Merrimack, Inc.), 4.25%, 7/1/34(2)	450,000	458,576
Massachusetts Development Finance Agency Rev., (Children's Hospital Corp. Obligated Group), 5.25%, 3/1/54	1,000,000	1,106,010
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc. Obligated Group), 4.00%, 10/1/32(2)	100,000	100,400
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc. Obligated Group), 5.00%, 10/1/37(2)	150,000	154,167
Massachusetts Development Finance Agency Rev., (Northeastern University), 5.00%, 3/1/44	1,000,000	1,001,387
Massachusetts Development Finance Agency Rev., (President and Fellows of Harvard College), 4.00%, 2/15/36	500,000	556,673
Massachusetts Development Finance Agency Rev., (President and Fellows of Harvard College), 4.00%, 7/15/36	565,000	572,266
Massachusetts Development Finance Agency Rev., (Trustees of Boston University), 5.00%, 10/1/24	375,000	375,565
Massachusetts Port Authority Rev., 5.00%, 7/1/41	800,000	858,185
Massachusetts School Building Authority Rev., 5.00%, 8/15/45	730,000	785,884
Massachusetts Water Resources Authority Rev., 5.00%, 8/1/37	1,845,000	2,179,651
Massachusetts Water Resources Authority Rev., 5.25%, 8/1/48	100,000	112,358
		14,424,633
Michigan — 3.0%
Detroit GO, 5.00%, 4/1/25	50,000	50,440
Detroit GO, 5.00%, 4/1/26	585,000	601,371
20

Diversified Municipal Bond ETF
	Principal Amount	Value
Detroit GO, 5.00%, 4/1/35	$300,000	$325,950
Detroit GO, 5.00%, 4/1/36	250,000	270,578
Detroit GO, 5.00%, 4/1/38	490,000	526,879
Detroit GO, 4.00%, 4/1/42	525,000	510,633
Detroit GO, 6.00%, 5/1/43	275,000	317,809
Detroit Downtown Development Authority Tax Allocation, (Detroit Downtown Development Authority Catalyst Development Area), 5.00%, 7/1/40	640,000	706,640
Detroit Downtown Development Authority Tax Allocation, (Detroit Downtown Development Authority Catalyst Development Area), 5.00%, 7/1/42	360,000	392,609
Detroit Regional Convention Facility Authority Rev., (State of Michigan Convention Facility Development Fund), 5.00%, 10/1/39	1,100,000	1,232,602
Great Lakes Water Authority Sewage Disposal System Rev., 5.00%, 7/1/36	950,000	976,319
Great Lakes Water Authority Water Supply System Rev., 5.00%, 7/1/37	550,000	632,167
Lansing Board of Water & Light Rev., 5.00%, 7/1/49	1,145,000	1,251,571
Michigan Finance Authority Rev., 6.75%, 7/1/44(2)	1,100,000	1,080,894
Michigan Finance Authority Rev., (Corewell Health Obligated Group), 5.00%, 4/15/27	1,335,000	1,413,738
Michigan Finance Authority Rev., (Corewell Health Obligated Group), 4.00%, 4/15/42	395,000	389,786
Michigan Finance Authority Rev., (Michigan Finance Authority Tobacco Settlement Rev.), 5.00%, 6/1/49	410,000	421,474
Michigan State Building Authority Rev., (State of Michigan), 4.00%, 10/15/49	825,000	801,504
State of Michigan Trunk Line Rev., 5.00%, 11/15/46	1,650,000	1,829,422
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.50%, 12/1/42 (AGM)	440,000	495,561
		14,227,947
Minnesota — 0.6%
Minnesota Agricultural & Economic Development Board Rev., (HealthPartners Obligated Group), 5.00%, 1/1/39	500,000	563,210
State of Minnesota GO, 5.00%, 10/1/27	900,000	968,212
State of Minnesota GO, 5.00%, 8/1/33	1,000,000	1,179,717
		2,711,139
Missouri — 1.2%
Health & Educational Facilities Authority of the State of Missouri Rev., (Lutheran Senior Services Obligated Group), 5.25%, 2/1/48	1,000,000	1,063,298
Health & Educational Facilities Authority of the State of Missouri Rev., (Mercy Health MO), 5.50%, 12/1/48	355,000	399,384
Health & Educational Facilities Authority of the State of Missouri Rev., (SSM Health Care Obligated Group), 5.00%, 6/1/26	600,000	622,338
Jackson County School District No. R-IV Blue Springs GO, 5.50%, 3/1/42	1,000,000	1,169,903
Kansas City Industrial Development Authority Rev., (City of Kansas City MO), 5.00%, 3/1/44	1,000,000	1,027,661
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.25%, 9/1/53	145,000	145,155
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Speciality Hospital), 5.00%, 11/15/41	1,275,000	1,276,353
		5,704,092
Nebraska — 0.8%
Central Plains Energy Project Rev., 5.00%, 9/1/29 (GA: Goldman Sachs Group, Inc.)	500,000	532,185
Central Plains Energy Project Rev., VRN, 5.00%, 5/1/53 (GA: Goldman Sachs Group, Inc.)	1,000,000	1,050,931
Central Plains Energy Project Rev., VRN, 5.00%, 5/1/54 (GA: Bank of Montreal)	1,180,000	1,247,730
Omaha Public Power District Rev., 5.50%, 2/1/54	1,000,000	1,128,820
		3,959,666
Nevada — 1.6%
Clark County School District GO, 5.00%, 6/15/26	1,350,000	1,405,729
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax Rev.), 5.00%, 7/1/49	600,000	646,412
Las Vegas Special Improvement District No. 613 Special Assessment, 5.50%, 12/1/53	200,000	202,663
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/49	690,000	574,096
Las Vegas Special Improvement District No. 815 Special Assessment, 4.00%, 12/1/31	355,000	340,424
Las Vegas Special Improvement District No. 815 Special Assessment, 5.00%, 12/1/49	200,000	194,180
Las Vegas Special Improvement District No. 817 Summerlin Village 29 Special Assessment, 6.00%, 6/1/48	500,000	526,485
Las Vegas Valley Water District GO, 5.00%, 6/1/34	680,000	682,866
State of Nevada GO, 5.00%, 8/1/30	1,530,000	1,694,823
21

Diversified Municipal Bond ETF
	Principal Amount	Value
State of Nevada Highway Improvement Rev., 5.00%, 12/1/24	$600,000	$603,011
State of Nevada Highway Improvement Rev., 4.00%, 12/1/33	375,000	386,595
Tahoe-Douglas Visitors Authority Rev., 4.00%, 7/1/25	240,000	240,593
		7,497,877
New Hampshire — 0.4%
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 5.25%, 6/1/51 (BAM)	1,000,000	1,088,854
New Hampshire Business Finance Authority Rev., 4.125%, 1/20/34	278,973	281,740
New Hampshire Health & Education Facilities Authority Act Rev., (Trustees of Dartmouth College), VRN, 3.30%, 6/1/38	555,000	559,213
		1,929,807
New Jersey — 2.5%
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.50%, 9/1/24 (AMBAC)	1,000,000	1,000,000
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.50%, 12/15/26, Prerefunded at 100% of Par(3)	260,000	277,418
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.00%, 3/1/28	390,000	420,839
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.00%, 11/1/37	500,000	559,060
New Jersey Educational Facilities Authority Rev., (Trustees of Princeton University), 5.00%, 3/1/32	625,000	729,742
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 12/15/28	375,000	409,009
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 12/15/32	400,000	428,550
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 12/15/33	260,000	277,619
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 6/15/35	1,000,000	1,130,904
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 4.00%, 6/15/38	620,000	628,251
New Jersey Turnpike Authority Rev., 5.00%, 1/1/27	810,000	854,918
New Jersey Turnpike Authority Rev., 5.00%, 1/1/48	150,000	157,274
New Jersey Turnpike Authority Rev., 5.25%, 1/1/49	1,000,000	1,126,524
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/26	1,405,000	1,442,450
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/34	1,250,000	1,312,513
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/46	240,000	242,264
Tobacco Settlement Financing Corp. Rev., 5.25%, 6/1/46	750,000	777,500
		11,774,835
New Mexico — 0.4%
Aspire Public Improvement District Special Tax, 5.30%, 10/1/53	500,000	503,429
New Mexico Municipal Energy Acquisition Authority Rev., VRN, 5.00%, 11/1/39 (LIQ FAC: Royal Bank of Canada) (GA: Royal Bank of Canada)	500,000	504,393
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation, 4.25%, 5/1/40(2)	1,000,000	949,924
		1,957,746
New York — 8.8%
Long Island Power Authority Rev., 5.00%, 9/1/53 (AGM)	1,000,000	1,092,003
Long Island Power Authority Rev., VRN, 3.00%, 9/1/49	500,000	493,310
Metropolitan Transportation Authority Rev., 5.00%, 11/15/33	560,000	579,927
Metropolitan Transportation Authority Rev., 5.00%, 11/15/33	750,000	828,695
Metropolitan Transportation Authority Rev., VRN, 4.39%, (SOFR plus 0.80%), 11/1/32 (AGM)	250,000	250,373
Nassau County Interim Finance Authority Rev., 4.00%, 11/15/35	500,000	539,471
New York City GO, 5.25%, 5/1/41	150,000	167,803
New York City GO, 4.00%, 8/1/42	250,000	250,083
New York City GO, 5.00%, 4/1/43	500,000	522,999
New York City GO, 4.00%, 8/1/44	1,000,000	986,953
New York City GO, 4.00%, 9/1/46	250,000	246,389
New York City GO, 5.50%, 4/1/49	1,000,000	1,134,293
New York City GO, 5.00%, 3/1/50	700,000	742,837
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/29	1,100,000	1,180,012
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/40	350,000	378,008
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/43	1,000,000	1,117,386
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.25%, 6/15/52	500,000	550,933
New York City Transitional Finance Authority Rev., (New York City Transitional Finance Authority Future Tax Secured Rev.), 5.00%, 5/1/26	500,000	519,692
22

Diversified Municipal Bond ETF
	Principal Amount	Value
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 2/1/36	$750,000	$754,308
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 2/1/36	200,000	225,686
New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/40	1,000,000	1,137,366
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/42	650,000	652,512
New York Power Authority Rev., (New York Power Authority SFP Transmission Project), 5.25%, 11/15/39 (AGM)	400,000	473,565
New York State Dormitory Authority Rev., 5.00%, 10/1/28 (BAM)	670,000	734,605
New York State Dormitory Authority Rev., (New York Institute of Technology), 5.00%, 7/1/39	300,000	331,474
New York State Dormitory Authority Rev., (New York Institute of Technology), 5.00%, 7/1/42	870,000	944,360
New York State Dormitory Authority Rev., (New York Institute of Technology), 5.00%, 7/1/43	800,000	863,974
New York State Dormitory Authority Rev., (Northwell Health Obligated Group), 4.00%, 5/1/45	1,000,000	949,615
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	500,000	575,965
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/37	250,000	251,997
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.25%, 3/15/52	330,000	366,461
New York State Environmental Facilities Corp. Rev., (State of New York State Revolving Fund), 5.00%, 6/15/39	850,000	961,511
New York State Environmental Facilities Corp. Rev., (State of New York State Revolving Fund), 5.25%, 6/15/45	1,500,000	1,715,724
New York State Thruway Authority Rev., 4.00%, 1/1/38	700,000	716,170
New York State Thruway Authority Rev., 4.00%, 1/1/45	945,000	923,787
New York State Thruway Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/44	775,000	767,346
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/50	1,000,000	1,079,995
New York State Urban Development Corp. Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/45	1,000,000	1,099,821
New York Transportation Development Corp. Rev., (American Airlines, Inc.), 3.00%, 8/1/31 (GA: American Airlines Group)	130,000	121,765
New York Transportation Development Corp. Rev., (Delta Air Lines, Inc.), 5.625%, 4/1/40	545,000	587,442
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/26	1,000,000	1,037,471
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/40	200,000	199,175
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/41	640,000	673,888
New York Transportation Development Corp. Rev., (JFK NTO LLC), 5.00%, 6/30/54 (AGM)	1,000,000	1,043,202
New York Transportation Development Corp. Rev., (JFK NTO LLC), 5.50%, 6/30/54	445,000	477,319
New York Transportation Development Corp. Rev., (JFK NTO LLC), 6.00%, 6/30/54	1,000,000	1,093,188
New York Transportation Development Corp. Rev., (Laguardia Gateway Partners LLC), 4.00%, 7/1/36 (AGM)	1,045,000	1,041,637
Port Authority of New York & New Jersey Rev., 5.00%, 12/1/41	400,000	454,067
State of New York GO, 5.00%, 3/15/41	1,000,000	1,141,367
Town of Oyster Bay GO, 5.00%, 8/1/25 (AGM)	545,000	557,365
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/51	580,000	617,858
Triborough Bridge & Tunnel Authority Rev., 4.00%, 11/15/54	1,000,000	970,394
Triborough Bridge & Tunnel Authority Rev., (Metropolitan Transportation Authority Payroll Mobility Tax Rev.), 5.25%, 5/15/52	750,000	817,525
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/39	1,000,000	1,133,091
Utility Debt Securitization Authority Rev., 5.00%, 12/15/30	375,000	411,122
Utility Debt Securitization Authority Rev., 5.00%, 12/15/33	980,000	1,004,364
Westchester County Local Development Corp. Rev., (New York Blood Center, Inc.), 5.00%, 7/1/38	1,000,000	1,101,153
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.75%, 11/1/49 (AGM)	400,000	453,794
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/39	100,000	102,166
		42,146,762
North Carolina — 0.6%
North Carolina Medical Care Commission Rev., (Forest at Duke, Inc. Obligated Group), 4.00%, 9/1/46	715,000	633,364
North Carolina Medical Care Commission Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 4.25%, 10/1/28	350,000	353,299
State of North Carolina Rev., 5.00%, 3/1/26	550,000	570,367
State of North Carolina Rev., 5.00%, 3/1/34	345,000	374,615
State of North Carolina Rev., (State of North Carolina Highway Trust Fund), 5.00%, 5/1/25	1,000,000	1,015,085
		2,946,730
Ohio — 2.7%
Allen County Hospital Facilities Rev., (Bon Secours Mercy Health, Inc.), 4.00%, 8/1/47	1,495,000	1,451,970
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/48	850,000	775,590
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/55	1,635,000	1,505,192
23

Diversified Municipal Bond ETF
	Principal Amount	Value
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 5.00%, 7/1/36	$775,000	$855,218
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 4.00%, 7/1/40	450,000	450,207
Columbus GO, 5.00%, 8/15/25	1,000,000	1,022,903
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/42	360,000	366,112
Cuyahoga County Rev., (MetroHealth System), 5.50%, 2/15/52	680,000	695,054
Ohio Higher Educational Facility Commission Rev., (Cleveland Institute of Art), 5.50%, 12/1/53	100,000	96,883
Ohio Turnpike & Infrastructure Commission Rev., 5.00%, 2/15/32	590,000	629,810
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 12/1/42	1,250,000	1,392,131
State of Ohio GO, 5.00%, 5/1/26	285,000	296,840
State of Ohio GO, 5.00%, 5/1/27	1,000,000	1,065,021
State of Ohio GO, 5.00%, 5/1/40	660,000	729,554
State of Ohio Rev., (Children's Hospital Medical Center of Akron Obligated Group), VRN, 5.00%, 8/15/54	460,000	515,819
Worthington City School District GO, 5.50%, 12/1/54	1,000,000	1,115,322
		12,963,626
Oklahoma — 0.4%
Oklahoma Capitol Improvement Authority Rev., (State of Oklahoma), 4.00%, 7/1/38	850,000	865,734
Oklahoma Water Resources Board Rev., (State of Oklahoma Drinking Water State Revolving Fund), 4.00%, 4/1/48	1,000,000	993,976
		1,859,710
Oregon — 1.9%
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.125%, 11/15/40	250,000	252,883
Clackamas County Hospital Facility Authority Rev., (Willamette View Obligated Group), 5.00%, 11/15/47	100,000	97,975
Forest Grove Rev., (Pacific University), Series 2022A, 5.00%, 5/1/31	1,450,000	1,538,729
State of Oregon GO, 5.00%, 6/1/27	2,380,000	2,537,643
State of Oregon GO, 4.00%, 8/1/31	1,000,000	1,007,586
State of Oregon GO, 5.00%, 6/1/41	1,000,000	1,127,232
State of Oregon GO, 5.00%, 5/1/48	1,250,000	1,375,745
State of Oregon Department of Transportation Rev., 5.25%, 11/15/47	1,000,000	1,113,515
		9,051,308
Pennsylvania — 3.8%
Allegheny County Airport Authority Rev., 5.00%, 1/1/32 (AGM)	500,000	548,668
Berks County Municipal Authority Rev., (Tower Health Obligated Group), 5.00%, 2/1/28	150,000	108,825
Berks County Municipal Authority Rev., (Tower Health Obligated Group), 5.00%, 11/1/40	300,000	217,650
Bucks County Water & Sewer Authority Rev., 5.00%, 12/1/37 (AGM)	450,000	507,319
Bucks County Water & Sewer Authority Rev., 5.00%, 12/1/38 (AGM)	525,000	587,132
Commonwealth Financing Authority Rev., 5.00%, 6/1/25	290,000	294,084
Delaware County Authority Rev., (Villanova University), 5.00%, 8/1/45	1,120,000	1,133,180
Lancaster County Hospital Authority Rev., (Penn State Health Obligated Group), 5.00%, 11/1/51	500,000	517,030
Pennsylvania GO, 5.00%, 9/15/24	750,000	750,427
Pennsylvania GO, 5.00%, 10/1/24	1,000,000	1,001,332
Pennsylvania GO, 5.00%, 3/15/32	270,000	272,889
Pennsylvania Economic Development Financing Authority Rev., (Commonwealth of Pennsylvania Motor License Fund), 5.75%, 6/30/48	400,000	438,837
Pennsylvania Economic Development Financing Authority Rev., (Commonwealth of Pennsylvania Motor License Fund), 5.00%, 12/31/57 (AGM)	1,305,000	1,360,503
Pennsylvania Economic Development Financing Authority Rev., (Talen Energy Supply LLC), VRN, 5.25%, 12/1/37	545,000	553,989
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/46 (AGM)	1,000,000	1,053,070
Pennsylvania State University Rev., 5.00%, 9/1/24	1,000,000	1,000,000
Pennsylvania State University Rev., 5.00%, 9/1/32(1)	700,000	812,883
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/24	595,000	597,810
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/32	460,000	530,960
Pennsylvania Turnpike Commission Rev., 4.00%, 12/1/38	560,000	564,257
Pennsylvania Turnpike Commission Rev., 5.25%, 12/1/44	750,000	830,369
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/46	300,000	305,395
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/48	650,000	704,222
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/39 (AGM)	750,000	847,573
24

Diversified Municipal Bond ETF
	Principal Amount	Value
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/48 (AGM)	$500,000	$539,615
School District of Philadelphia GO, 5.00%, 9/1/26 (ST AID WITHHLDG)	500,000	520,787
School District of Philadelphia GO, 5.50%, 9/1/48 (ST AID WITHHLDG)	185,000	207,497
Scranton GO, 5.00%, 11/15/24 (AGM)	285,000	286,011
Scranton GO, 5.00%, 11/15/25 (AGM)	400,000	410,018
University of Pittsburgh-of the Commonwealth System of Higher Education Rev., 5.00%, 2/15/34	750,000	888,809
		18,391,141
Puerto Rico — 0.6%
Puerto Rico GO, 5.625%, 7/1/27	1,300,000	1,354,108
Puerto Rico GO, 5.625%, 7/1/29	750,000	806,831
Puerto Rico GO, VRN, 0.00%, 11/1/51	479,544	252,360
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Capital Appreciation, 0.00%, 7/1/51(4)	2,000,000	490,825
		2,904,124
Rhode Island — 0.3%
State of Rhode Island GO, 5.00%, 12/1/41	300,000	341,063
State of Rhode Island GO, 5.00%, 12/1/42	500,000	565,442
State of Rhode Island GO, 5.00%, 12/1/43	500,000	563,957
		1,470,462
South Carolina — 1.3%
Berkeley County Special Assessment, (County of Berkeley SC Nexton Improvement District), 4.25%, 11/1/40	100,000	91,981
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/37	325,000	372,715
Greenville County School District Rev., 5.00%, 12/1/25	1,000,000	1,029,835
Patriots Energy Group Financing Agency Rev., VRN, 5.25%, 10/1/54 (GA: Sumitomo Mitsui Banking)	750,000	810,472
Richland County Special Assessment, (County of Richland SC Village at Sandhill Improvement District), 3.75%, 11/1/36(2)	270,000	222,259
South Carolina Jobs-Economic Development Authority Rev., (McLeod Health Obligated Group), 5.00%, 11/1/31	1,650,000	1,874,311
South Carolina Jobs-Economic Development Authority Rev., (Novant Health Obligated Group), 5.00%, 11/1/34	1,070,000	1,239,166
South Carolina Jobs-Economic Development Authority Rev., (Novant Health Obligated Group), 5.50%, 11/1/48	500,000	564,931
		6,205,670
Tennessee — 1.4%
Knox County Health Educational & Housing Facility Board Rev., 5.00%, 7/1/35 (BAM)	320,000	359,323
Knox County Health Educational & Housing Facility Board Rev., 5.00%, 7/1/44 (BAM)	380,000	408,997
Knox County Health Educational & Housing Facility Board Rev., (Provident Group - UTK Properties LLC), 5.25%, 7/1/49 (BAM)	250,000	269,129
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Rev., (Vanderbilt University), 5.00%, 10/1/54	1,000,000	1,102,038
Metropolitan Government Nashville & Davidson County Industrial Development Board Rev., (Nashville & Davidson County TN South Nashville Central Business Improvement Dis), 0.00%, 6/1/43(2)(4)	2,500,000	1,013,864
Metropolitan Government Nashville & Davidson County Sports Authority Rev., (Metropolitan Government of Nashville & Davidson County TN), 5.25%, 7/1/48 (AGM)	1,000,000	1,100,143
Metropolitan Nashville Airport Authority Rev., 5.50%, 7/1/52	100,000	108,493
Nashville Metropolitan Development & Housing Agency Tax Allocation, (Nashville Metropolitan Development & Housing Agency Fifth + Broadway Redev Area), 5.125%, 6/1/36(2)	225,000	230,054
Shelby County Health & Educational Facilities Board Rev., (Madrone Memphis Student Housing I LLC), 5.25%, 6/1/56(2)	800,000	825,809
Shelby County Health Educational & Housing Facilities Board Rev., (Baptist Memorial Health Care Obligated Group), VRN, 5.00%, 9/1/49	505,000	543,314
Tennergy Corp. Rev., VRN, 5.00%, 10/1/54 (GA: Royal Bank of Canada)	750,000	799,598
		6,760,762
Texas — 9.9%
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/32 (PSF-GTD)	300,000	309,069
Arlington Higher Education Finance Corp. Rev., (Harmony Public Schools), 5.00%, 2/15/33 (PSF-GTD)	1,200,000	1,350,310
Austin Airport System Rev., 5.00%, 11/15/41	1,000,000	1,065,553
Beaumont Waterworks & Sewer System Rev., 5.00%, 9/1/28 (BAM)	300,000	324,338
Beaumont Waterworks & Sewer System Rev., 5.00%, 9/1/29 (BAM)	235,000	258,010
Beaumont Waterworks & Sewer System Rev., 5.00%, 9/1/30 (BAM)	280,000	310,782
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/27	1,525,000	1,561,736
25

Diversified Municipal Bond ETF
	Principal Amount	Value
Central Texas Regional Mobility Authority Rev., 4.00%, 1/1/51	$1,290,000	$1,232,595
Central Texas Turnpike System Rev., 5.00%, 8/15/42	1,250,000	1,253,788
Central Texas Turnpike System Rev., VRN, 5.00%, 8/15/42	1,150,000	1,246,302
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/26 (PSF-GTD)	200,000	208,587
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/38 (PSF-GTD)	520,000	527,064
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 4.00%, 8/15/42 (PSF-GTD)	465,000	465,261
Clifton Higher Education Finance Corp. Rev., (International Leadership of Texas, Inc.), 5.00%, 8/15/35 (PSF-GTD)	900,000	1,021,878
Clifton Higher Education Finance Corp. Rev., (International Leadership of Texas, Inc.), 6.125%, 8/15/48	50,000	50,725
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/25 (PSF-GTD)	400,000	404,601
Cypress-Fairbanks Independent School District GO, 5.00%, 2/15/27 (PSF-GTD)	1,250,000	1,290,769
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/24	1,000,000	1,002,308
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/41(1)	250,000	279,863
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/47	1,000,000	1,084,967
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/47	250,000	274,091
Denton Independent School District GO, 5.00%, 8/15/35 (PSF-GTD)	750,000	875,017
Forney Independent School District GO, Capital Appreciation, 0.00%, 8/15/53 (BAM)(1)(4)	2,000,000	497,504
Fort Bend Independent School District GO, 4.00%, 8/15/35 (PSF-GTD)	1,000,000	1,045,431
Fort Bend Independent School District GO, VRN, 4.00%, 8/1/54 (PSF-GTD)	1,400,000	1,439,451
Fort Bend Toll Road Rev., 5.00%, 3/1/39 (AGM)	450,000	509,750
Galveston Wharves & Terminal Rev., 5.50%, 8/1/40	1,020,000	1,134,962
Harris County Cultural Education Facilities Finance Corp. Rev., (Baylor College of Medicine), 5.00%, 5/15/29	1,000,000	1,092,953
Harris County Cultural Education Facilities Finance Corp. Rev., (Memorial Hermann Health System Obligated Group), VRN, 5.00%, 7/1/49	655,000	686,211
Harris County Cultural Education Facilities Finance Corp. Rev., (Memorial Hermann Health System Obligated Group), VRN, 5.00%, 7/1/54	250,000	272,148
Harris Toll Road Rev., 5.00%, 8/15/34	1,330,000	1,552,909
Houston GO, 5.25%, 3/1/40	655,000	737,313
Houston Airport System Rev., (United Airlines, Inc.), 4.00%, 7/15/41	500,000	484,515
Houston Higher Education Finance Corp. Rev., (Houston Baptist University), 4.00%, 10/1/51	200,000	161,774
Katy Independent School District GO, 5.00%, 2/15/28 (PSF-GTD)	350,000	377,805
Mesquite Housing Finance Corp. Rev., (Wooded Lake Apartments Ltd.), 4.53%, 2/1/44 (FNMA)	900,000	902,642
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27(3)	240,000	254,623
North East Independent School District GO, 4.00%, 8/1/35 (PSF-GTD)	340,000	341,016
North Texas Tollway Authority Rev., (North Texas Tollway System), 5.00%, 1/1/27	1,175,000	1,238,521
North Texas Tollway Authority Rev., (North Texas Tollway System), 5.00%, 1/1/31	1,000,000	1,005,548
North Texas Tollway Authority Rev., (North Texas Tollway System), 4.00%, 1/1/33	200,000	202,627
North Texas Tollway Authority Rev., (North Texas Tollway System), 4.00%, 1/1/35	670,000	670,372
North Texas Tollway Authority Rev., (North Texas Tollway System), 5.00%, 1/1/43	380,000	393,743
Northside Independent School District GO, VRN, 3.00%, 8/1/53 (PSF-GTD)	495,000	494,026
Permanent University Fund - University of Texas System Rev., 5.00%, 7/1/27	500,000	533,706
Permanent University Fund - University of Texas System Rev., 5.00%, 7/1/40	1,000,000	1,133,779
Prosper Independent School District GO, VRN, 4.00%, 2/15/50 (PSF-GTD)	625,000	634,565
San Antonio Electric & Gas Systems Rev., 5.25%, 2/1/43	1,250,000	1,410,943
State of Texas GO, 5.00%, 8/1/40	815,000	826,055
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Baylor Scott & White Health Obligated Group), VRN, 5.00%, 11/15/52	160,000	164,824
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Cumberland Rest, Inc. Obligated Group), 5.00%, 10/1/28	430,000	459,018
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Cumberland Rest, Inc. Obligated Group), 5.00%, 10/1/29	455,000	492,199
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Methodist Hospitals of Dallas Obligated Group), 4.00%, 10/1/42	665,000	653,425
Tarrant County Hospital District GO, 4.25%, 8/15/48	500,000	501,184
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 12/31/37	505,000	508,884
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 6/30/38	1,300,000	1,306,539
26

Diversified Municipal Bond ETF
	Principal Amount	Value
Texas Private Activity Bond Surface Transportation Corp. Rev., (NTE Mobility Partners LLC), 5.50%, 12/31/58	$875,000	$955,416
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/38	500,000	568,525
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/42	1,000,000	1,037,036
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/43	1,360,000	1,348,612
Texas Water Development Board Rev., (Texas Water Development Board State Revolving Fund), 4.00%, 8/1/34	815,000	850,785
Texas Water Development Board Rev., (Texas Water Development Board State Revolving Fund), 5.00%, 8/1/41	1,000,000	1,103,065
Williamson County GO, 5.00%, 2/15/31	1,000,000	1,137,043
		47,519,061
Utah — 1.4%
Intermountain Power Agency Rev., 5.00%, 7/1/27	500,000	534,130
Intermountain Power Agency Rev., 5.25%, 7/1/45	750,000	833,008
Salt Lake City Airport Rev., 5.00%, 7/1/26	300,000	309,387
Southern Utah Valley Power Systems Rev., 5.00%, 7/15/26 (BAM)	500,000	520,146
UIPA Crossroads Public Infrastructure District Tax Allocation, (UIPA Crossroads Public Infrastructure District AJL Project Area), 4.375%, 6/1/52(2)	750,000	726,080
University of Utah Rev., 5.00%, 8/1/46	1,120,000	1,216,069
Utah State University Rev., (Utah State University Research Rev.), 4.00%, 12/1/42 (AGM)	1,215,000	1,216,899
Utah Transit Authority Rev., 5.00%, 6/15/33	1,000,000	1,168,400
		6,524,119
Virginia — 1.7%
Fairfax County Industrial Development Authority Rev., (Inova Health System Obligated Group), 5.00%, 5/15/27	330,000	350,348
Fairfax County Industrial Development Authority Rev., (Inova Health System Obligated Group), 5.00%, 5/15/32	1,200,000	1,375,308
Fairfax County Sewer Rev., 5.00%, 7/15/38	500,000	583,364
Fairfax County Sewer Rev., 5.00%, 7/15/46	1,000,000	1,087,289
Lower Magnolia Green Community Development Authority Special Assessment, 5.00%, 3/1/45(2)	600,000	591,785
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/37(2)	100,000	100,701
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/45(2)	200,000	200,326
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.375%, 9/1/29	595,000	619,109
Virginia College Building Authority Rev., 4.00%, 2/1/41	1,000,000	1,016,055
Virginia College Building Authority Rev., (Commonwealth of Virginia), 5.00%, 2/1/28	500,000	540,818
Virginia Commonwealth Transportation Board Rev., 5.00%, 9/15/26	550,000	577,317
Virginia Port Authority Commonwealth Port Fund Rev., (Commonwealth of Virginia), 5.25%, 7/1/48	750,000	838,927
		7,881,347
Washington — 3.7%
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/27	345,000	368,062
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/37	500,000	566,072
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/39	525,000	572,819
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/39	1,000,000	1,136,995
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/40	875,000	962,902
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/41	415,000	454,636
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Rev., 5.00%, 1/1/39(1)	410,000	471,580
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Rev., 5.00%, 1/1/43	500,000	549,439
Grays Harbor County Public Hospital District No. 1 Rev., 6.875%, 12/1/53	500,000	550,630
Jefferson County Public Hospital District No. 2 Rev., 6.875%, 12/1/53	1,000,000	1,015,653
King County School District No. 210 Federal Way GO, 5.00%, 12/1/26 (SCH BD GTY)	1,635,000	1,723,507
King County School District No. 411 Issaquah GO, 4.00%, 12/1/33 (SCH BD GTY)	1,185,000	1,244,020
King County Sewer Rev., 4.00%, 7/1/35	1,000,000	1,001,472
King County Sewer Rev., 5.00%, 1/1/49	800,000	881,342
Port of Seattle Rev., 5.00%, 4/1/36	1,365,000	1,427,957
Seattle Municipal Light & Power Rev., VRN, 3.17%, (MUNIPSA plus 0.25%), 5/1/45	200,000	196,272
State of Washington GO, 5.00%, 8/1/39	1,000,000	1,151,330
State of Washington GO, 5.00%, 6/1/41	770,000	831,985
State of Washington GO, 5.00%, 2/1/42	625,000	647,231
State of Washington GO, 5.00%, 6/1/45	1,000,000	1,082,521
27

Diversified Municipal Bond ETF
	Principal Amount	Value
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 8/1/44	$880,000	$844,543
		17,680,968
West Virginia — 0.6%
Ohio County Tax Allocation, (Ohio WV Fort Henry Centre Tax Increment Financing District No. 1), 5.25%, 6/1/53	400,000	414,680
West Virginia Hospital Finance Authority Rev., (Vandalia Health, Inc. Obligated Group), 5.50%, 9/1/48 (AGM)	1,750,000	1,943,172
West Virginia Parkways Authority Rev., 5.00%, 6/1/47	600,000	639,647
		2,997,499
Wisconsin — 2.2%
Public Finance Authority Rev., (Air Cargo Obligated Group), 5.50%, 7/1/43	375,000	400,163
Public Finance Authority Rev., (Air Cargo Obligated Group), 5.25%, 7/1/53	1,295,000	1,323,943
Public Finance Authority Rev., (Bancroft Neurohealth Obligated Group), 5.125%, 6/1/48(2)	75,000	74,434
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/39 (AGM)	150,000	150,229
Public Finance Authority Rev., (CHF - Manoa LLC), 5.75%, 7/1/53(2)	920,000	1,001,304
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/31 (AGM)	75,000	79,483
Public Finance Authority Rev., (Duke Energy Progress LLC), VRN, 3.30%, 10/1/46	735,000	734,865
Public Finance Authority Rev., (Roseman University of Health Sciences), 4.00%, 4/1/52(2)	250,000	222,038
Public Finance Authority Rev., (UHF RISE Student Housing LLC), 4.00%, 7/1/61(2)	225,000	192,648
Public Finance Authority Rev., (UHF RISE Student Housing LLC), 5.25%, 7/1/61(2)	515,000	469,172
Public Finance Authority Rev., (UNC Health Appalachian Obligated Group), 5.00%, 7/1/41	250,000	252,527
Public Finance Authority Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 4.00%, 10/1/41	505,000	489,766
Public Finance Authority Tax Allocation, (Southeast Overtown Park West Community Redevelopment Agency), 5.00%, 6/1/41(2)	1,000,000	1,020,178
State of Wisconsin GO, 5.00%, 5/1/26	1,000,000	1,002,962
State of Wisconsin GO, 4.00%, 5/1/39	750,000	759,382
Wisconsin Health & Educational Facilities Authority Rev., (Advocate Aurora Health Obligated Group), VRN, 5.00%, 8/15/54	715,000	781,669
Wisconsin Health & Educational Facilities Authority Rev., (Advocate Aurora Health Obligated Group), VRN, 5.00%, 8/15/54	900,000	983,986
Wisconsin Health & Educational Facilities Authority Rev., (Bellin Memorial Hospital Obligated Group), 5.50%, 12/1/52	200,000	222,231
Wisconsin Health & Educational Facilities Authority Rev., (Fort Healthcare Inc. Obligated Group), VRN, 5.00%, 10/1/54	350,000	392,425
		10,553,405
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $472,822,330)		477,897,254
OTHER ASSETS AND LIABILITIES — 0.1%		663,166
TOTAL NET ASSETS — 100.0%		$478,560,420

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	57	December 2024	$11,830,172	$(15,251)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	25	December 2024	$2,935,938	$18,115
^Amount represents value and unrealized appreciation (depreciation).

28

Diversified Municipal Bond ETF

NOTES TO SCHEDULE OF INVESTMENTS
AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AGM-CR	–	Assured Guaranty Municipal Corp. - Custodian Receipts
AMBAC	–	American Municipal Bond Assurance Corp.
BAM	–	Build America Mutual Assurance Corp.
BAM-TCRS	–	Build America Mutual Assurance Corp. - Transferrable Custodial Receipts
COP	–	Certificates of Participation
FNMA	–	Federal National Mortgage Association
GA	–	Guaranty Agreement
GO	–	General Obligation
LIQ FAC	–	Liquidity Facilities
MUNIPSA	–	SIFMA Municipal Swap Index
NPFG	–	National Public Finance Guarantee Corp.
PSF-GTD	–	Permanent School Fund
SCH BD GTY	–	School Bond Guaranty
SOFR	–	Secured Overnight Financing Rate
ST AID WITHHLDG	–	State Aid Withholding
ST INTERCEPT	–	State Intercept
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $22,851,426, which represented 4.8% of total net assets.
(3)Escrowed to maturity in U.S. government securities or state and local government securities.
(4)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(5)Security is in default.
(6)Non-income producing.

See Notes to Financial Statements.
29

AUGUST 31, 2024

Emerging Markets Bond ETF
	Principal Amount/Shares	Value
SOVEREIGN GOVERNMENTS AND AGENCIES — 72.8%
Angola — 1.2%
Angola Government International Bonds, 8.25%, 5/9/28(1)	$240,000	$229,831
Angola Government International Bonds, 9.375%, 5/8/48(1)	160,000	137,811
		367,642
Argentina — 1.6%
Argentina Republic Government International Bonds, VRN, 4.125%, 7/9/35	1,148,000	512,302
Bahrain — 1.3%
Bahrain Government International Bonds, 7.50%, 2/12/36(1)	200,000	211,633
Bahrain Government International Bonds, 7.50%, 9/20/47	200,000	200,675
		412,308
Brazil — 2.1%
Brazil Government International Bonds, 6.125%, 1/22/32	198,000	201,379
Brazil Government International Bonds, 5.00%, 1/27/45	224,000	183,257
Brazil Government International Bonds, 4.75%, 1/14/50	174,000	132,397
Brazil Government International Bonds, 7.125%, 5/13/54	154,000	158,385
		675,418
Chile — 3.7%
Chile Government International Bonds, 2.75%, 1/31/27	220,000	211,001
Chile Government International Bonds, 4.95%, 1/5/36	690,000	691,081
Chile Government International Bonds, 5.33%, 1/5/54	280,000	277,655
		1,179,737
Colombia — 2.5%
Colombia Government International Bonds, 8.00%, 11/14/35	350,000	372,317
Colombia Government International Bonds, 6.125%, 1/18/41	475,000	415,330
		787,647
Costa Rica — 0.9%
Costa Rica Government International Bonds, 7.30%, 11/13/54(1)	270,000	292,698
Dominican Republic — 3.7%
Dominican Republic International Bonds, 4.50%, 1/30/30	1,070,000	1,014,519
Dominican Republic International Bonds, 5.875%, 1/30/60(1)	160,000	147,574
		1,162,093
Ecuador — 1.1%
Ecuador Government International Bonds, VRN, 5.50%, 7/31/35	610,000	337,940
Egypt — 2.2%
Egypt Government International Bonds, 7.05%, 1/15/32	515,000	430,984
Egypt Government International Bonds, 8.50%, 1/31/47(1)	335,000	259,787
		690,771
El Salvador — 1.5%
El Salvador Government International Bonds, 6.375%, 1/18/27	350,000	327,847
El Salvador Government International Bonds, 0.25%, 4/17/30(1)	150,000	4,272
El Salvador Government International Bonds, 9.25%, 4/17/30(1)	150,000	142,343
		474,462
Ghana — 1.2%
Ghana Government International Bonds, 8.125%, 3/26/32(2)(3)	400,000	211,208
Ghana Government International Bonds, 8.95%, 3/26/51(1)(2)(3)	290,000	153,720
		364,928
Guatemala — 1.1%
Guatemala Government Bonds, 4.375%, 6/5/27(1)	220,000	214,130
Guatemala Government Bonds, 7.05%, 10/4/32	70,000	75,375
Guatemala Government Bonds, 6.125%, 6/1/50	70,000	66,706
		356,211
30

Emerging Markets Bond ETF
	Principal Amount/Shares	Value
Hungary — 2.5%
Hungary Government International Bonds, 2.125%, 9/22/31(1)	$960,000	$793,782
Indonesia — 3.2%
Indonesia Government International Bonds, 4.65%, 9/20/32	730,000	731,435
Indonesia Government International Bonds, 5.45%, 9/20/52	260,000	272,156
		1,003,591
Ivory Coast — 0.7%
Ivory Coast Government International Bonds, 8.25%, 1/30/37(1)	220,000	219,878
Jamaica — 1.6%
Jamaica Government International Bonds, 6.75%, 4/28/28	490,000	513,824
Jordan — 0.7%
Jordan Government International Bonds, 4.95%, 7/7/25(1)	110,000	108,302
Jordan Government International Bonds, 7.375%, 10/10/47(1)	110,000	100,262
		208,564
Kenya — 0.7%
Republic of Kenya Government International Bonds, 9.75%, 2/16/31(1)	130,000	126,363
Republic of Kenya Government International Bonds, 8.25%, 2/28/48(1)	110,000	87,256
		213,619
Mexico — 3.5%
Mexico Government International Bonds, 4.75%, 4/27/32	435,000	415,143
Mexico Government International Bonds, 4.75%, 4/27/32	150,000	143,153
Mexico Government International Bonds, 6.00%, 5/7/36	550,000	555,314
		1,113,610
Morocco — 0.4%
Morocco Government International Bonds, 3.00%, 12/15/32(1)	160,000	135,396
Nigeria — 1.6%
Nigeria Government International Bonds, 7.375%, 9/28/33(1)	410,000	345,425
Nigeria Government International Bonds, 7.625%, 11/28/47(1)	220,000	166,793
		512,218
Oman — 0.9%
Oman Government International Bonds, 6.75%, 1/17/48	250,000	271,167
Pakistan — 0.9%
Pakistan Government International Bonds, 6.875%, 12/5/27(1)	335,000	291,690
Panama — 3.3%
Panama Government International Bonds, 3.16%, 1/23/30	210,000	183,060
Panama Government International Bonds, 6.875%, 1/31/36	571,000	586,343
Panama Government International Bonds, 6.85%, 3/28/54	280,000	275,052
		1,044,455
Paraguay — 1.3%
Paraguay Government International Bonds, 4.95%, 4/28/31	220,000	217,578
Paraguay Government International Bonds, 3.85%, 6/28/33(1)	220,000	200,132
		417,710
Peru — 3.1%
Peru Government International Bonds, 8.75%, 11/21/33	320,000	400,078
Peru Government International Bonds, 5.375%, 2/8/35	130,000	132,064
Peru Government International Bonds, 5.625%, 11/18/50	430,000	438,063
		970,205
Philippines — 3.1%
ROP Sukuk Trust, 5.05%, 6/6/29(1)	950,000	971,048
Poland — 2.7%
Bank Gospodarstwa Krajowego, 5.375%, 5/22/33(1)	440,000	450,832
Republic of Poland Government International Bonds, 5.75%, 11/16/32	380,000	408,426
		859,258
31

Emerging Markets Bond ETF
	Principal Amount/Shares	Value
Qatar — 1.1%
Qatar Government International Bonds, 5.10%, 4/23/48(1)	$340,000	$348,205
Romania — 1.7%
Romania Government International Bonds, 6.00%, 5/25/34(1)	330,000	332,361
Romania Government International Bonds, 7.625%, 1/17/53(1)	182,000	204,892
		537,253
Saudi Arabia — 2.5%
Saudi Government International Bonds, 4.75%, 1/18/28(1)	91,000	92,304
Saudi Government International Bonds, 5.75%, 1/16/54(1)	690,000	709,716
		802,020
Senegal — 0.3%
Senegal Government International Bonds, 6.25%, 5/23/33(1)	110,000	95,752
Serbia — 0.5%
Serbia International Bonds, 6.50%, 9/26/33(1)	150,000	157,080
South Africa — 0.9%
Republic of South Africa Government International Bonds, 5.75%, 9/30/49	360,000	291,074
Sri Lanka — 1.3%
Sri Lanka Government International Bonds, 6.75%, 4/18/28(1)(2)(3)	210,000	112,876
Sri Lanka Government International Bonds, 7.85%, 3/14/29(2)(3)	560,000	300,714
		413,590
Trinidad and Tobago — 0.9%
Trinidad & Tobago Government International Bonds, 5.95%, 1/14/31(1)	195,000	198,325
Trinidad & Tobago Government International Bonds, 6.40%, 6/26/34(1)	70,000	71,531
		269,856
Turkey — 2.9%
Turkiye Government International Bonds, 7.625%, 5/15/34	870,000	908,459
Ukraine — 0.4%
Ukraine Government International Bonds, 0.00%, 2/1/30(4)	9,836	4,070
Ukraine Government International Bonds, 0.00%, 2/1/34(4)	36,758	15,212
Ukraine Government International Bonds, 0.00%, 2/1/35(4)	31,063	12,855
Ukraine Government International Bonds, 0.00%, 2/1/36(4)	25,886	10,713
Ukraine Government International Bonds, VRN, 1.75%, 2/1/34	27,012	11,178
Ukraine Government International Bonds, VRN, 1.75%, 2/1/35	63,028	26,083
Ukraine Government International Bonds, VRN, 1.75%, 2/1/36	90,040	37,262
		117,373
United Arab Emirates — 3.0%
Abu Dhabi Government International Bonds, 2.50%, 9/30/29(1)	1,000,000	929,450
Uruguay — 2.1%
Uruguay Government International Bonds, 5.75%, 10/28/34	600,000	652,369
Uzbekistan — 0.4%
Republic of Uzbekistan International Bonds, 6.90%, 2/28/32(1)	120,000	120,372
Venezuela — 0.5%
Venezuela Government International Bonds, 8.25%, 10/13/24(2)(3)	860,000	122,012
Venezuela Government International Bonds, 11.95%, 8/5/31(2)(3)	300,000	47,909
		169,921
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $22,071,442)		22,966,946
CORPORATE BONDS — 17.7%
Brazil — 1.7%
3R Lux SARL, 9.75%, 2/5/31(1)	350,000	378,183
CSN Resources SA, 4.625%, 6/10/31(1)	200,000	158,308
		536,491
32

Emerging Markets Bond ETF
	Principal Amount/Shares	Value
Colombia — 1.7%
Ecopetrol SA, 4.625%, 11/2/31	$210,000	$177,783
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA, 5.375%, 12/30/30(1)	417,000	359,656
		537,439
Malaysia — 1.3%
Petronas Capital Ltd., 4.55%, 4/21/50	455,000	415,197
Mexico — 4.9%
Minera Mexico SA de CV, 4.50%, 1/26/50(1)	140,000	113,539
Petroleos Mexicanos, 5.35%, 2/12/28	1,055,000	965,423
Petroleos Mexicanos, 6.50%, 6/2/41	350,000	245,226
Tierra Mojada Luxembourg II SARL, 5.75%, 12/1/40(1)	147,282	139,076
Trust Fibra Uno, 4.87%, 1/15/30(1)	95,000	87,261
		1,550,525
Morocco — 0.7%
OCP SA, 6.75%, 5/2/34(1)	220,000	234,853
Netherlands — 0.3%
Yinson Boronia Production BV, 8.95%, 7/31/42(1)	85,000	89,283
Oman — 0.8%
EDO Sukuk Ltd., 5.66%, 7/3/31(1)	250,000	254,538
Paraguay — 0.5%
Bioceanico Sovereign Certificate Ltd., 0.00%, 6/5/34(4)	185,879	145,023
Qatar — 0.9%
Ooredoo International Finance Ltd., 2.625%, 4/8/31(1)	300,000	267,973
Saudi Arabia — 2.0%
Greensaif Pipelines Bidco SARL, 5.85%, 2/23/36(1)	200,000	206,332
Saudi Arabian Oil Co., 5.25%, 7/17/34(1)	230,000	235,279
Saudi Arabian Oil Co., 4.25%, 4/16/39	200,000	182,198
		623,809
South Africa — 2.6%
Eskom Holdings SOC Ltd., 6.35%, 8/10/28(1)	625,000	626,353
Prosus NV, 4.19%, 1/19/32	200,000	182,052
		808,405
United States — 0.3%
SierraCol Energy Andina LLC, 6.00%, 6/15/28(1)	115,000	104,790
TOTAL CORPORATE BONDS (Cost $5,468,936)		5,568,326
U.S. TREASURY SECURITIES — 4.5%
U.S. Treasury Bonds, 2.00%, 8/15/51	80,000	50,742
U.S. Treasury Bonds, 4.25%, 8/15/54	36,000	36,231
U.S. Treasury Notes, 2.50%, 3/31/27(5)	890,000	861,735
U.S. Treasury Notes, 1.875%, 2/15/32(5)	400,000	349,508
U.S. Treasury Notes, 3.375%, 5/15/33(5)	131,000	126,075
TOTAL U.S. TREASURY SECURITIES (Cost $1,463,409)		1,424,291
SHORT-TERM INVESTMENTS — 3.8%
Money Market Funds — 3.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $1,214,874)	1,214,874	1,214,874
TOTAL INVESTMENT SECURITIES — 98.8% (Cost $30,218,661)		31,174,437
OTHER ASSETS AND LIABILITIES — 1.2%		377,929
TOTAL NET ASSETS — 100.0%		$31,552,366

33

Emerging Markets Bond ETF

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	8	December 2024	$1,660,375	$(2,023)
U.S. Treasury 5-Year Notes	1	December 2024	109,398	(361)
U.S. Treasury Ultra Bonds	13	December 2024	1,715,188	(21,863)
			$3,484,961	$(24,247)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	10	December 2024	$1,135,625	$5,590
U.S. Treasury 10-Year Ultra Notes	20	December 2024	2,348,750	14,492
U.S. Treasury Long Bonds	5	December 2024	615,625	5,811
			$4,100,000	$25,893
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Brazilian Government International Bonds	Buy	(1.00)%	6/20/29	$820,000	$15,060	$1,318	$16,378
Chile Government International Bonds	Buy	(1.00)%	6/20/29	$382,000	(7,084)	(2,049)	(9,133)
Colombia Government International Bonds	Buy	(1.00)%	6/20/29	$670,000	22,986	(1,850)	21,136
Markit CDX Emerging Markets Index Series 41	Buy	(1.00)%	6/20/29	$810,000	24,719	(5,065)	19,654
Markit CDX North America High Yield Index Series 41	Buy	(5.00)%	12/20/28	$188,100	(11,484)	(3,809)	(15,293)
Markit CDX North America High Yield Index Series 42	Buy	(5.00)%	6/20/29	$300,000	(18,616)	(5,884)	(24,500)
Mexico Government International Bonds	Buy	(1.00)%	6/20/29	$1,115,000	(1,479)	5,470	3,991
Republic of South Africa Government International Bonds	Buy	(1.00)%	6/20/29	$300,000	13,039	(3,112)	9,927
					$37,141	$(14,981)	$22,160
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	–	Credit Derivatives Indexes
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $12,419,246, which represented 39.4% of total net assets.
(2)Security is in default.
(3)Non-income producing.
(4)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(5)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $473,961.

See Notes to Financial Statements.
34

AUGUST 31, 2024

Multisector Floating Income ETF
	Principal Amount/Shares	Value
COLLATERALIZED LOAN OBLIGATIONS — 36.4%
522 Funding CLO Ltd., Series 2018-3A, Class AR, VRN, 6.58%, (3-month SOFR plus 1.30%), 10/20/31(1)	$914,229	$915,596
ACRES Commercial Realty Ltd., Series 2021-FL1, Class A, VRN, 6.65%, (1-month SOFR plus 1.31%), 6/15/36(1)	226,079	224,739
ACRES Commercial Realty Ltd., Series 2021-FL1, Class AS, VRN, 7.05%, (1-month SOFR plus 1.71%), 6/15/36(1)	703,000	697,569
ACRES Commercial Realty Ltd., Series 2021-FL2, Class A, VRN, 6.85%, (1-month SOFR plus 1.51%), 1/15/37(1)	142,658	142,514
AMMC CLO 21 Ltd., Series 2017-21A, Class A, VRN, 6.75%, (3-month SOFR plus 1.51%), 11/2/30(1)	148,123	148,178
AMMC CLO 22 Ltd., Series 2018-22A, Class A, VRN, 6.58%, (3-month SOFR plus 1.29%), 4/25/31(1)	83,027	83,020
AMMC CLO XI Ltd., Series 2012-11A, Class BR2, VRN, 7.12%, (3-month SOFR plus 1.86%), 4/30/31(1)	250,000	250,551
Apidos CLO XXIV Ltd., Series 2016-24A, Class A1AL, VRN, 6.49%, (3-month SOFR plus 1.21%), 10/20/30(1)	673,518	673,861
Apidos CLO XXV Ltd., Series 2016-25A, Class A1R2, VRN, 6.43%, (3-month SOFR plus 1.15%), 10/20/31(1)	192,820	193,070
Apidos CLO XXVI Ltd., Series 2017-26A, Class BR, VRN, 7.49%, (3-month SOFR plus 2.21%), 7/18/29(1)	150,000	150,197
Apidos CLO XXVII Ltd., Series 2017-27A, Class A1R, VRN, 6.48%, (3-month SOFR plus 1.19%), 7/17/30(1)	590,816	590,432
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL1, Class A, VRN, 6.42%, (1-month SOFR plus 1.08%), 12/15/35(1)	36,088	35,877
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL3, Class A, VRN, 6.52%, (1-month SOFR plus 1.18%), 8/15/34(1)	226,214	224,459
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 6.80%, (1-month SOFR plus 1.46%), 11/15/36(1)	543,316	540,204
Arbor Realty Commercial Real Estate Notes Ltd., Series 2022-FL2, Class A, VRN, 7.19%, (1-month SOFR plus 1.85%), 5/15/37(1)	169,109	168,283
AREIT Trust, Series 2022-CRE6, Class A, SEQ, VRN, 6.60%, (30-day average SOFR plus 1.25%), 1/20/37(1)	573,664	569,149
ARES Loan Funding III Ltd., Series 2022-ALF3A, Class A1R, VRN, 6.52%, (3-month SOFR plus 1.27%), 7/25/36(1)	900,000	900,411
ARES XLIII CLO Ltd., Series 2017-43A, Class AR, VRN, 6.72%, (3-month SOFR plus 1.42%), 7/15/34(1)	300,000	300,706
Barings CLO Ltd., Series 2015-IA, Class AR, VRN, 6.53%, (3-month SOFR plus 1.25%), 1/20/31(1)	156,494	156,526
Barings Private Credit Corp. CLO Ltd., Series 2023-1A, Class A1, VRN, 7.70%, (3-month SOFR plus 2.40%), 7/15/31(1)	129,827	130,043
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 6.56%, (3-month SOFR plus 1.28%), 4/20/31(1)	219,795	220,010
Benefit Street Partners CLO IX Ltd., Series 2016-9A, Class BR, VRN, 7.29%, (3-month SOFR plus 2.01%), 7/20/31(1)	250,000	250,335
BSPRT Issuer Ltd., Series 2021-FL6, Class A, VRN, 6.55%, (1-month SOFR plus 1.21%), 3/15/36(1)	130,983	130,510
BSPRT Issuer Ltd., Series 2023-FL10, Class A, VRN, 7.60%, (1-month SOFR plus 2.26%), 9/15/35(1)	100,000	100,375
Buttermilk Park CLO Ltd., Series 2018-1A, Class A1R, VRN, 6.38%, (3-month SOFR plus 1.08%), 10/15/31(1)	264,264	264,309
Cerberus Loan Funding XXXI LP, Series 2021-1A, Class A, VRN, 7.06%, (3-month SOFR plus 1.76%), 4/15/32(1)	29,812	29,832
CIFC Funding Ltd., Series 2015-1A, Class ARR, VRN, 6.65%, (3-month SOFR plus 1.37%), 1/22/31(1)	149,396	149,600
Dewolf Park CLO Ltd., Series 2017-1A, Class AR, VRN, 6.48%, (3-month SOFR plus 1.18%), 10/15/30(1)	640,849	641,110
Dryden 40 Senior Loan Fund, Series 2015-40A, Class AR2, VRN, 6.27%, (3-month SOFR plus 1.15%), 8/15/31(1)	1,210,969	1,212,943
Dryden 58 CLO Ltd., Series 2018-58A, Class A1, VRN, 6.55%, (3-month SOFR plus 1.26%), 7/17/31(1)	804,715	803,828
Dryden 60 CLO Ltd., Series 2018-60A, Class A, VRN, 6.61%, (3-month SOFR plus 1.31%), 7/15/31(1)	221,857	222,079
FS Rialto Issuer LLC, Series 2022-FL6, Class A, SEQ, VRN, 7.92%, (1-month SOFR plus 2.58%), 8/17/37(1)	575,000	577,818
Greystone CRE Notes Ltd., Series 2019-FL2, Class A, VRN, 6.63%, (1-month SOFR plus 1.29%), 9/15/37(1)	70,092	70,073
Grippen Park CLO Ltd., Series 2017-1A, Class A, VRN, 6.80%, (3-month SOFR plus 1.52%), 1/20/30(1)	99,949	100,193
HGI CRE CLO Ltd., Series 2021-FL1, Class A, VRN, 6.50%, (1-month SOFR plus 1.16%), 6/16/36(1)	29,735	29,631
HGI CRE CLO Ltd., Series 2021-FL2, Class A, VRN, 6.45%, (1-month SOFR plus 1.11%), 9/17/36(1)	456,621	453,684
KKR CLO 18 Ltd., Series 2018, Class BR, VRN, 7.14%, (3-month SOFR plus 1.86%), 7/18/30(1)	270,000	270,205
KKR CLO 40 Ltd., Series 40A, Class AR, VRN, 6.58%, (3-month SOFR plus 1.30%), 10/20/34(1)	300,000	300,341
LCM 26 Ltd., Series 26A, Class A1, VRN, 6.61%, (3-month SOFR plus 1.33%), 1/20/31(1)	548,478	548,860
LCM XV LP, Series 15A, Class AR2, VRN, 6.54%, (3-month SOFR plus 1.26%), 7/20/30(1)	474,221	474,814
Madison Park Funding XXIV Ltd., Series 2016-24A, Class AR2, VRN, 6.40%, (3-month SOFR plus 1.12%), 10/20/29(1)	280,296	280,313
Madison Park Funding XXIX Ltd., Series 2018-29A, Class AR, VRN, 6.46%, (3-month SOFR plus 1.18%), 10/18/30(1)	931,954	933,073
MF1 Ltd., Series 2020-FL4, Class AS, VRN, 7.55%, (1-month SOFR plus 2.21%), 12/15/35(1)	200,000	199,483
MF1 Ltd., Series 2021-FL7, Class A, VRN, 6.54%, (1-month SOFR plus 1.19%), 10/16/36(1)	552,954	550,567
OZLM IX Ltd., Series 2014-9A, Class A1A4, VRN, 6.48%, (3-month SOFR plus 1.20%), 10/20/31(1)	811,489	811,954
Palmer Square CLO Ltd., Series 2013-2A, Class A1A3, VRN, 6.55%, (3-month SOFR plus 1.26%), 10/17/31(1)	653,957	654,509
35

Multisector Floating Income ETF
	Principal Amount/Shares	Value
Palmer Square CLO Ltd., Series 2014-1A, Class A1R2, VRN, 6.68%, (3-month SOFR plus 1.39%), 1/17/31(1)	$67,968	$68,564
Palmer Square CLO Ltd., Series 2015-2A, Class A1R2, VRN, 6.64%, (3-month SOFR plus 1.36%), 7/20/30(1)	531,268	531,786
Palmer Square Loan Funding Ltd., Series 2024-3A, Class A1, VRN, 6.24%, (3-month SOFR plus 1.08%), 8/8/32(1)	300,000	299,918
Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class A, VRN, 6.59%, (1-month SOFR plus 1.31%), 11/25/36(1)	321,097	320,086
Ready Capital Mortgage Financing LLC, Series 2023-FL11, Class A, VRN, 7.65%, (1-month SOFR plus 2.37%), 10/25/39(1)	433,276	434,455
Rockford Tower CLO Ltd., Series 2017-3A, Class A, VRN, 6.73%, (3-month SOFR plus 1.45%), 10/20/30(1)	96,113	96,157
Shackleton CLO Ltd., Series 2017-11A, Class BR1, VRN, 7.03%, (3-month SOFR plus 1.91%), 8/15/30(1)	250,000	250,615
Shelter Growth CRE Issuer Ltd., Series 2022-FL4, Class A, VRN, 7.63%, (1-month SOFR plus 2.30%), 6/17/37(1)	428,287	429,050
Shelter Growth CRE Issuer Ltd., Series 2023-FL5, Class A, VRN, 8.09%, (1-month SOFR plus 2.75%), 5/19/38(1)	88,984	89,286
Voya CLO Ltd., Series 2013-2A, Class A1R, VRN, 6.52%, (3-month SOFR plus 1.23%), 4/25/31(1)	120,807	120,857
Voya CLO Ltd., Series 2013-3A, Class A1RR, VRN, 6.69%, (3-month SOFR plus 1.41%), 10/18/31(1)	165,360	165,578
Voya CLO Ltd., Series 2016-2A, Class A2R, VRN, 7.29%, (3-month SOFR plus 2.01%), 7/19/28(1)	250,000	250,178
Voya CLO Ltd., Series 2018-4A, Class A1AR, VRN, 6.60%, (3-month SOFR plus 1.30%), 1/15/32(1)	818,373	818,405
Wind River CLO Ltd., Series 2013-1A, Class A1RR, VRN, 6.52%, (3-month SOFR plus 1.24%), 7/20/30(1)	26,142	26,153
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $21,247,392)		21,276,922
ASSET-BACKED SECURITIES — 18.5%
321 Henderson Receivables I LLC, Series 2004-A, Class A1, VRN, 5.80%, (1-month SOFR plus 0.46%), 9/15/45(1)	1,945	1,939
Affirm Asset Securitization Trust, Series 2024-X1, Class A, SEQ, 6.27%, 5/15/29(1)	150,483	150,763
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2B, VRN, 6.08%, (30-day average SOFR plus 0.73%), 10/19/26	180,052	180,206
AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A2B, VRN, 5.95%, (30-day average SOFR plus 0.60%), 2/18/28	750,000	750,222
Brazos Higher Education Authority, Inc., Series 2011-1, Class A3, VRN, 6.68%, (90-day average SOFR plus 1.31%), 11/25/33	34,585	34,694
CarMax Auto Owner Trust, Series 2023-4, Class A2B, VRN, 6.15%, (30-day average SOFR plus 0.80%), 12/15/26	988,214	990,133
Chesapeake Funding II LLC, Series 2024-1A, Class A2, VRN, 6.12%, (30-day average SOFR plus 0.77%), 5/15/36(1)	372,055	372,901
CNH Equipment Trust, Series 2024-B, Class A2B, VRN, 5.75%, (30-day average SOFR plus 0.40%), 10/15/27	250,000	250,164
Ford Credit Auto Owner Trust, Series 2024-A, Class A2B, VRN, 5.71%, (30-day average SOFR plus 0.36%), 1/15/27	500,000	499,945
Ford Credit Auto Owner Trust, Series 2024-B, Class A2B, VRN, 5.75%, (30-day average SOFR plus 0.40%), 4/15/27	1,000,000	1,000,255
Hyundai Auto Lease Securitization Trust, Series 2024-B, Class A2B, VRN, 5.80%, (30-day average SOFR plus 0.45%), 10/15/26(1)	250,000	250,085
Hyundai Auto Receivables Trust, Series 2023-C, Class A2B, VRN, 5.98%, (30-day average SOFR plus 0.63%), 1/15/27	1,351,173	1,352,905
Hyundai Auto Receivables Trust, Series 2024-A, Class A2B, VRN, 5.77%, (30-day average SOFR plus 0.42%), 4/15/27	200,000	200,115
Invitation Homes Trust, Series 2018-SFR4, Class A, VRN, 6.55%, (1-month SOFR plus 1.21%), 1/17/38(1)	248,406	248,790
John Deere Owner Trust, Series 2024-A, Class A2B, VRN, 5.72%, (30-day average SOFR plus 0.37%), 2/16/27	200,000	200,072
John Deere Owner Trust, Series 2024-B, Class A2B, VRN, 5.72%, (30-day average SOFR plus 0.37%), 5/17/27	1,000,000	1,000,537
MMAF Equipment Finance LLC, Series 2021-A, Class A3, SEQ, 0.56%, 6/13/28(1)	138,332	134,655
Navient Private Education Loan Trust, Series 2015-BA, Class A3, VRN, 6.90%, (1-month SOFR plus 1.56%), 7/16/40(1)	33,619	33,717
Nissan Auto Receivables Owner Trust, Series 2024-A, Class A2B, VRN, 5.73%, (30-day average SOFR plus 0.38%), 12/15/26	250,000	250,078
Northstar Education Finance, Inc., Series 2006-A, Class B, VRN, 5.87%, (3-month SOFR plus 0.81%), 11/28/35	36,302	35,355
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33%, 9/15/27	557,519	545,460
Tesla Auto Lease Trust, Series 2023-A, Class B, 6.41%, 7/20/27(1)	500,000	505,331
Westlake Automobile Receivables Trust, Series 2021-2A, Class D, 1.23%, 12/15/26(1)	606,000	593,291
Westlake Automobile Receivables Trust, Series 2023-4A, Class A2, SEQ, 6.23%, 1/15/27(1)	244,720	245,697
Westlake Automobile Receivables Trust, Series 2024-1A, Class A2B, VRN, 5.92%, (30-day average SOFR plus 0.57%), 3/15/27(1)	1,000,000	1,001,404
TOTAL ASSET-BACKED SECURITIES (Cost $10,813,359)		10,828,714
36

Multisector Floating Income ETF
	Principal Amount/Shares	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 15.4%
BX Commercial Mortgage Trust, Series 2021-VINO, Class A, VRN, 6.10%, (1-month SOFR plus 0.77%), 5/15/38(1)	$576,761	$571,058
BX Commercial Mortgage Trust, Series 2021-XL2, Class A, VRN, 6.14%, (1-month SOFR plus 0.80%), 10/15/38(1)	568,758	562,047
BX Commercial Mortgage Trust, Series 2022-CSMO, Class A, VRN, 7.45%, (1-month SOFR plus 2.11%), 6/15/27(1)	575,000	576,375
BX Mortgage Trust, Series 2022-MVRK, Class A, VRN, 6.80%, (1-month SOFR plus 1.47%), 3/15/39(1)	237,584	233,050
BX Trust, Series 2018-GW, Class A, VRN, 6.43%, (1-month SOFR plus 1.10%), 5/15/35(1)	300,000	299,402
BX Trust, Series 2018-GW, Class B, VRN, 6.65%, (1-month SOFR plus 1.32%), 5/15/35(1)	600,000	598,126
BX Trust, Series 2019-CALM, Class A, SEQ, VRN, 6.33%, (1-month SOFR plus 0.99%), 11/15/32(1)	208,757	208,577
BX Trust, Series 2021-SDMF, Class A, VRN, 6.04%, (1-month SOFR plus 0.70%), 9/15/34(1)	677,241	667,556
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class A, VRN, 6.60%, (1-month SOFR plus 1.26%), 11/15/38(1)	575,000	569,075
ELP Commercial Mortgage Trust, Series 2021-ELP, Class A, VRN, 6.15%, (1-month SOFR plus 0.82%), 11/15/38(1)	651,242	643,175
EQUS Mortgage Trust, Series 2021-EQAZ, Class A, VRN, 6.21%, (1-month SOFR plus 0.87%), 10/15/38(1)	574,988	567,923
Extended Stay America Trust, Series 2021-ESH, Class A, VRN, 6.53%, (1-month SOFR plus 1.19%), 7/15/38(1)	573,053	571,060
GS Mortgage Securities Corp. Trust, Series 2021-ARDN, Class A, VRN, 6.70%, (1-month SOFR plus 1.36%), 11/15/36(1)	575,000	568,506
GS Mortgage Securities Corp. Trust, Series 2021-STAR, Class A, VRN, 6.40%, (1-month SOFR plus 1.06%), 12/15/36(1)	200,000	196,920
Life Mortgage Trust, Series 2021-BMR, Class A, VRN, 6.15%, (1-month SOFR plus 0.81%), 3/15/38(1)	456,052	448,007
MHP Trust, Series 2022-MHIL, Class A, VRN, 6.15%, (1-month SOFR plus 0.81%), 1/15/27(1)	592,549	585,046
SREIT Trust, Series 2021-MFP, Class A, VRN, 6.18%, (1-month SOFR plus 0.85%), 11/15/38(1)	590,384	583,621
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, VRN, 8.13%, (1-month SOFR plus 2.79%), 11/15/27(1)	575,000	577,208
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $9,028,300)		9,026,732
COLLATERALIZED MORTGAGE OBLIGATIONS — 9.0%
Private Sponsor Collateralized Mortgage Obligations — 1.6%
Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M1, VRN, 6.50%, (30-day average SOFR plus 1.15%), 3/25/44(1)	89,981	90,079
Eagle RE Ltd., Series 2021-1, Class M1C, VRN, 8.05%, (30-day average SOFR plus 2.70%), 10/25/33(1)	25,675	25,705
GS Mortgage-Backed Securities Trust, Series 2024-HE1, Class A1, VRN, 6.95%, (30-day average SOFR plus 1.60%), 8/25/54(1)	796,977	798,430
Home RE Ltd., Series 2022-1, Class M1A, VRN, 8.20%, (30-day average SOFR plus 2.85%), 10/25/34(1)	33,052	33,172
		947,386
U.S. Government Agency Collateralized Mortgage Obligations — 7.4%
FHLMC, Series 2021-DNA6, Class M1, VRN, 6.15%, (30-day average SOFR plus 0.80%), 10/25/41(1)	360,042	359,648
FHLMC, Series 2021-DNA7, Class M1, VRN, 6.20%, (30-day average SOFR plus 0.85%), 11/25/41(1)	145,464	145,229
FHLMC, Series 2023-DNA1, Class M1A, VRN, 7.45%, (30-day average SOFR plus 2.10%), 3/25/43(1)	207,931	211,657
FHLMC, Series 2023-HQA1, Class M1A, VRN, 7.35%, (30-day average SOFR plus 2.00%), 5/25/43(1)	539,904	545,774
FHLMC, Series 2023-HQA2, Class M1A, VRN, 7.35%, (30-day average SOFR plus 2.00%), 6/25/43(1)	211,416	212,306
FHLMC, Series 4619, Class NF, VRN, 5.87%, (30-day average SOFR plus 0.51%), 3/15/44	456,514	449,129
FNMA, Series 2022-R04, Class 1M1, VRN, 7.35%, (30-day average SOFR plus 2.00%), 3/25/42(1)	142,929	144,934
FNMA, Series 2022-R06, Class 1M1, VRN, 8.10%, (30-day average SOFR plus 2.75%), 5/25/42(1)	533,877	549,241
FNMA, Series 2023-R04, Class 1M1, VRN, 7.65%, (30-day average SOFR plus 2.30%), 5/25/43(1)	78,762	80,470
FNMA, Series 2023-R05, Class 1M1, VRN, 7.25%, (30-day average SOFR plus 1.90%), 6/25/43(1)	521,718	528,682
FNMA, Series 2023-R06, Class 1M1, VRN, 7.05%, (30-day average SOFR plus 1.70%), 7/25/43(1)	80,852	81,293
FNMA, Series 2023-R08, Class 1M1, VRN, 6.85%, (30-day average SOFR plus 1.50%), 10/25/43(1)	796,239	799,513
FNMA, Series 2024-R01, Class 1M1, VRN, 6.40%, (30-day average SOFR plus 1.05%), 1/25/44(1)	213,029	213,276
		4,321,152
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,264,351)		5,268,538
U.S. TREASURY SECURITIES — 6.7%
U.S. Treasury Notes, VRN, 5.24%, (3-month USBMMY plus 0.20%), 1/31/25 (Cost $3,882,492)	3,880,000	3,880,052
37

Multisector Floating Income ETF
	Principal Amount/Shares	Value
SHORT-TERM INVESTMENTS — 13.7%
Money Market Funds — 3.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,295,814	$2,295,814
Treasury Bills(2) — 9.8%
U.S. Treasury Bills, 5.36%, 12/5/24	$2,000,000	1,974,735
U.S. Treasury Bills, 4.97%, 2/20/25(3)	300,000	293,349
U.S. Treasury Bills, 5.18%, 4/17/25	100,000	97,250
U.S. Treasury Bills, 4.85%, 7/10/25	3,500,000	3,371,200
		5,736,534
TOTAL SHORT-TERM INVESTMENTS (Cost $8,019,030)		8,032,348
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $58,254,924)		58,313,306
OTHER ASSETS AND LIABILITIES — 0.3%		198,733
TOTAL NET ASSETS — 100.0%		$58,512,039

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	46	December 2024	$9,547,156	$(11,230)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
USBMMY	–	U.S. Treasury Bill Money Market Yield
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $38,661,636, which represented 66.1% of total net assets.
(2)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $260,935.

See Notes to Financial Statements.
38

AUGUST 31, 2024

Multisector Income ETF
	Principal Amount/Shares	Value
CORPORATE BONDS — 50.3%
Aerospace and Defense — 1.2%
Boeing Co., 4.875%, 5/1/25	$783,000	$779,890
Bombardier, Inc., 7.50%, 2/1/29(1)	293,000	308,868
Bombardier, Inc., 8.75%, 11/15/30(1)	212,000	231,452
Bombardier, Inc., 7.25%, 7/1/31(1)	246,000	258,531
Spirit AeroSystems, Inc., 4.60%, 6/15/28	143,000	136,774
Spirit AeroSystems, Inc., 9.375%, 11/30/29(1)	50,000	54,314
TransDigm, Inc., 4.625%, 1/15/29	355,000	341,807
TransDigm, Inc., 6.625%, 3/1/32(1)	192,000	199,914
		2,311,550
Automobile Components — 0.4%
ZF North America Capital, Inc., 6.875%, 4/23/32(1)	670,000	696,635
Automobiles — 0.6%
Ford Motor Credit Co. LLC, 5.80%, 3/5/27	460,000	467,046
Ford Motor Credit Co. LLC, 6.80%, 11/7/28	250,000	263,589
Ford Motor Credit Co. LLC, 7.20%, 6/10/30	310,000	333,859
		1,064,494
Banks — 5.1%
Banco do Brasil SA, 6.00%, 3/18/31(1)(2)	215,000	218,555
Bancolombia SA, VRN, 4.625%, 12/18/29	201,000	199,056
Bank of America Corp., VRN, 5.82%, 9/15/29	230,000	240,293
Bank of America Corp., VRN, 5.29%, 4/25/34	295,000	302,724
Bank of America Corp., VRN, 5.47%, 1/23/35	690,000	714,474
Bank of Montreal, VRN, 7.70%, 5/26/84	585,000	613,824
Barclays PLC, VRN, 7.39%, 11/2/28	375,000	403,389
BNP Paribas SA, VRN, 5.50%, 5/20/30(1)	615,000	631,452
BPCE SA, VRN, 7.00%, 10/19/34(1)	425,000	470,753
Citibank NA, 5.44%, 4/30/26	330,000	334,911
Citizens Bank NA, VRN, 5.28%, 1/26/26	755,000	753,153
Danske Bank AS, VRN, 5.71%, 3/1/30(1)	362,000	373,723
Discover Bank, 3.45%, 7/27/26	485,000	471,414
Fifth Third Bancorp, 8.25%, 3/1/38	300,000	372,324
Freedom Mortgage Corp., 12.00%, 10/1/28(1)	410,000	446,737
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	86,000	88,179
Intesa Sanpaolo SpA, VRN, 8.25%, 11/21/33(1)	500,000	570,922
JPMorgan Chase & Co., VRN, 5.77%, 4/22/35	836,000	888,279
U.S. Bancorp, VRN, 5.73%, 10/21/26	290,000	293,014
Wells Fargo & Co., VRN, 6.30%, 10/23/29	280,000	297,118
Wells Fargo & Co., VRN, 5.39%, 4/24/34	200,000	205,059
Wells Fargo & Co., VRN, 5.56%, 7/25/34	642,000	662,913
		9,552,266
Broadline Retail — 0.4%
Macy's Retail Holdings LLC, 6.125%, 3/15/32(1)	290,000	277,659
Prosus NV, 4.19%, 1/19/32	580,000	527,952
		805,611
Building Products — 0.8%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	733,000	713,199
Cornerstone Building Brands, Inc., 9.50%, 8/15/29(1)	160,000	158,540
Masterbrand, Inc., 7.00%, 7/15/32(1)	425,000	438,093
Standard Building Solutions, Inc., 6.50%, 8/15/32(1)	94,000	96,930
Standard Industries, Inc., 4.375%, 7/15/30(1)	220,000	205,913
		1,612,675
39

Multisector Income ETF
	Principal Amount/Shares	Value
Capital Markets — 4.8%
Ares Capital Corp., 5.95%, 7/15/29	$240,000	$244,667
Ares Strategic Income Fund, 6.35%, 8/15/29(1)	285,000	288,310
Blackstone Private Credit Fund, 7.30%, 11/27/28(1)	274,000	290,611
Blackstone Private Credit Fund, 5.95%, 7/16/29(1)	260,000	262,055
Blue Owl Capital Corp., 3.40%, 7/15/26	953,000	918,190
Blue Owl Credit Income Corp., 7.75%, 1/15/29	1,470,000	1,565,094
Charles Schwab Corp., VRN, 6.20%, 11/17/29	160,000	169,427
Charles Schwab Corp., VRN, 6.14%, 8/24/34	335,000	360,166
CI Financial Corp., 7.50%, 5/30/29(1)	285,000	290,636
Goldman Sachs Group, Inc., VRN, 6.48%, 10/24/29	355,000	379,087
Goldman Sachs Group, Inc., VRN, 5.85%, 4/25/35	120,000	126,813
Golub Capital BDC, Inc., 7.05%, 12/5/28	591,000	621,966
Intercontinental Exchange, Inc., 3.625%, 9/1/28(1)	680,000	658,078
LPL Holdings, Inc., 4.00%, 3/15/29(1)	495,000	471,653
Morgan Stanley, VRN, 6.41%, 11/1/29	375,000	399,764
Morgan Stanley, VRN, 6.63%, 11/1/34	695,000	775,641
Northern Trust Corp., VRN, 3.375%, 5/8/32	583,000	565,322
State Street Corp., VRN, 5.75%, 11/4/26	290,000	293,185
UBS Group AG, VRN, 9.02%, 11/15/33(1)	347,000	431,836
		9,112,501
Chemicals — 0.3%
Celanese U.S. Holdings LLC, 6.35%, 11/15/28	585,000	615,758
Commercial Services and Supplies — 0.8%
Clean Harbors, Inc., 6.375%, 2/1/31(1)	435,000	444,843
GrafTech Global Enterprises, Inc., 9.875%, 12/15/28(1)(2)	550,000	442,001
Williams Scotsman, Inc., 6.625%, 6/15/29(1)	555,000	573,535
		1,460,379
Construction and Engineering — 0.1%
Brand Industrial Services, Inc., 10.375%, 8/1/30(1)	235,000	256,343
Construction Materials — 0.2%
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 1/15/31(1)	280,000	296,063
Consumer Finance — 1.4%
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/1/31(1)	162,000	164,536
Avolon Holdings Funding Ltd., 6.375%, 5/4/28(1)	305,000	317,160
Avolon Holdings Funding Ltd., 5.75%, 3/1/29(1)	400,000	409,800
Encore Capital Group, Inc., 9.25%, 4/1/29(1)	495,000	527,547
goeasy Ltd., 7.625%, 7/1/29(1)	190,000	196,099
Navient Corp., 5.875%, 10/25/24	369,000	368,764
OneMain Finance Corp., 7.125%, 3/15/26	450,000	458,909
OneMain Finance Corp., 7.50%, 5/15/31	161,000	166,305
		2,609,120
Consumer Staples Distribution & Retail — 1.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.625%, 1/15/27(1)	1,160,000	1,134,539
Cencosud SA, 5.95%, 5/28/31(1)	420,000	434,536
Walgreens Boots Alliance, Inc., 3.45%, 6/1/26	193,000	183,806
Walgreens Boots Alliance, Inc., 8.125%, 8/15/29	264,000	264,692
		2,017,573
Containers and Packaging — 1.5%
Berry Global, Inc., 5.50%, 4/15/28	975,000	990,229
Graphic Packaging International LLC, 6.375%, 7/15/32(1)	710,000	726,812
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(1)(2)	503,000	509,602
Sealed Air Corp., 5.00%, 4/15/29(1)	700,000	690,032
		2,916,675
40

Multisector Income ETF
	Principal Amount/Shares	Value
Distributors — 0.3%
LKQ Corp., 6.25%, 6/15/33	$535,000	$562,254
Diversified REITs — 2.4%
Cousins Properties LP, 5.875%, 10/1/34	568,000	571,523
Highwoods Realty LP, 4.20%, 4/15/29	548,000	524,752
Kilroy Realty LP, 4.25%, 8/15/29	495,000	463,164
Piedmont Operating Partnership LP, 9.25%, 7/20/28	435,000	481,194
Prologis Targeted U.S. Logistics Fund LP, 5.25%, 1/15/35(1)	240,000	242,361
Store Capital LLC, 4.50%, 3/15/28	212,000	206,653
Store Capital LLC, 4.625%, 3/15/29	213,000	207,586
Store Capital LLC, 2.70%, 12/1/31	1,020,000	857,230
Trust Fibra Uno, 4.87%, 1/15/30(1)	515,000	473,044
VICI Properties LP/VICI Note Co., Inc., 4.125%, 8/15/30(1)	464,000	438,111
		4,465,618
Diversified Telecommunication Services — 0.5%
Sprint Capital Corp., 8.75%, 3/15/32	369,000	455,630
Verizon Communications, Inc., 7.75%, 12/1/30	405,000	475,283
		930,913
Electric Utilities — 1.0%
EUSHI Finance, Inc., VRN, 7.625%, 12/15/54(1)	640,000	664,899
NextEra Energy Operating Partners LP, 7.25%, 1/15/29(1)	174,000	182,328
Palomino Funding Trust I, 7.23%, 5/17/28(1)	520,000	556,009
Tierra Mojada Luxembourg II SARL, 5.75%, 12/1/40(1)	293,687	277,324
Vistra Operations Co. LLC, 6.875%, 4/15/32(1)	147,000	152,783
		1,833,343
Electrical Equipment — 0.4%
Regal Rexnord Corp., 6.30%, 2/15/30	710,000	750,117
Electronic Equipment, Instruments and Components — 0.1%
Sensata Technologies, Inc., 6.625%, 7/15/32(1)	254,000	262,977
Energy Equipment and Services — 0.7%
Transocean, Inc., 8.25%, 5/15/29(1)	620,000	628,708
Vallourec SACA, 7.50%, 4/15/32(1)	640,000	674,731
		1,303,439
Entertainment — 0.3%
Take-Two Interactive Software, Inc., 5.40%, 6/12/29	575,000	592,429
Financial Services — 1.1%
Antares Holdings LP, 7.95%, 8/11/28(1)	430,000	454,610
Essent Group Ltd., 6.25%, 7/1/29	600,000	621,887
NMI Holdings, Inc., 6.00%, 8/15/29	555,000	568,814
PennyMac Financial Services, Inc., 7.125%, 11/15/30(1)	372,000	378,238
		2,023,549
Ground Transportation — 0.4%
United Rentals North America, Inc., 6.00%, 12/15/29(1)	665,000	680,646
Health Care Equipment and Supplies — 0.9%
Medline Borrower LP, 3.875%, 4/1/29(1)	435,000	411,238
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)	550,000	567,641
Sotera Health Holdings LLC, 7.375%, 6/1/31(1)	680,000	712,019
		1,690,898
Health Care Providers and Services — 2.4%
CHS/Community Health Systems, Inc., 4.75%, 2/15/31(1)	860,000	734,436
Concentra Escrow Issuer Corp., 6.875%, 7/15/32(1)	480,000	502,724
IQVIA, Inc., 6.50%, 5/15/30(1)	368,000	382,835
Owens & Minor, Inc., 6.625%, 4/1/30(1)(2)	650,000	629,624
41

Multisector Income ETF
	Principal Amount/Shares	Value
Select Medical Corp., 6.25%, 8/15/26(1)	$700,000	$703,960
Star Parent, Inc., 9.00%, 10/1/30(1)	517,000	552,558
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)(2)	603,000	634,096
Tenet Healthcare Corp., 4.25%, 6/1/29	370,000	355,415
		4,495,648
Hotels, Restaurants and Leisure — 2.1%
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)(2)	625,000	591,584
Caesars Entertainment, Inc., 7.00%, 2/15/30(1)	243,000	251,827
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)	117,000	120,306
Churchill Downs, Inc., 5.75%, 4/1/30(1)	440,000	437,631
Light & Wonder International, Inc., 7.25%, 11/15/29(1)	645,000	668,771
Royal Caribbean Cruises Ltd., 7.25%, 1/15/30(1)	505,000	534,229
Royal Caribbean Cruises Ltd., 6.00%, 2/1/33(1)	230,000	235,753
Station Casinos LLC, 4.625%, 12/1/31(1)	632,000	587,098
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	556,000	552,649
		3,979,848
Independent Power and Renewable Electricity Producers — 0.2%
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA, 5.375%, 12/30/30(1)	450,000	388,118
Industrial REITs — 0.3%
LXP Industrial Trust, 6.75%, 11/15/28	505,000	536,107
Insurance — 1.2%
Brighthouse Financial Global Funding, 5.65%, 6/10/29(1)	385,000	394,755
CNO Financial Group, Inc., 6.45%, 6/15/34	400,000	417,605
Global Atlantic Fin Co., 4.40%, 10/15/29(1)	564,000	538,954
Prudential Financial, Inc., VRN, 5.375%, 5/15/45	475,000	472,470
Prudential Financial, Inc., VRN, 6.50%, 3/15/54	450,000	466,515
		2,290,299
Interactive Media and Services — 0.4%
Meta Platforms, Inc., 4.75%, 8/15/34	670,000	674,465
IT Services — 0.6%
Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, 6/4/29	335,000	347,731
Kyndryl Holdings, Inc., 3.15%, 10/15/31	360,000	312,042
Kyndryl Holdings, Inc., 6.35%, 2/20/34	482,000	507,693
		1,167,466
Life Sciences Tools and Services — 0.3%
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)(2)	628,000	641,054
Machinery — 0.9%
Chart Industries, Inc., 7.50%, 1/1/30(1)	182,000	191,462
Chart Industries, Inc., 9.50%, 1/1/31(1)	524,000	569,686
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 2/15/29(1)	900,000	923,698
		1,684,846
Marine Transportation — 0.1%
Yinson Boronia Production BV, 8.95%, 7/31/42(1)	180,000	189,071
Media — 1.5%
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 3/1/31(1)	435,000	443,045
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 2/1/32(1)	585,000	510,269
Sirius XM Radio, Inc., 3.125%, 9/1/26(1)	1,020,000	976,495
TEGNA, Inc., 4.75%, 3/15/26(1)	734,000	725,525
Warner Media LLC, 3.80%, 2/15/27	294,000	278,985
		2,934,319
Metals and Mining — 1.1%
ATI, Inc., 4.875%, 10/1/29	225,000	218,353
Cleveland-Cliffs, Inc., 6.75%, 4/15/30(1)	677,000	687,211
42

Multisector Income ETF
	Principal Amount/Shares	Value
Cleveland-Cliffs, Inc., 7.00%, 3/15/32(1)	$416,000	$418,291
CSN Resources SA, 4.625%, 6/10/31(1)	610,000	482,838
Usiminas International SARL, 5.875%, 7/18/26(1)	207,000	204,600
		2,011,293
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/1/25(1)	415,000	413,795
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 2/1/27(1)	773,000	750,898
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	390,000	376,170
		1,540,863
Oil, Gas and Consumable Fuels — 6.2%
3R Lux SARL, 9.75%, 2/5/31(1)	570,000	615,899
6297782 LLC, 5.58%, 10/1/34(1)	473,000	471,135
Antero Resources Corp., 5.375%, 3/1/30(1)	580,000	573,335
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 7/15/29(1)	810,000	843,037
Chesapeake Energy Corp., 6.75%, 4/15/29(1)	255,000	258,970
Civitas Resources, Inc., 8.375%, 7/1/28(1)	768,000	810,635
Ecopetrol SA, 5.375%, 6/26/26	316,000	315,469
Ecopetrol SA, 5.875%, 5/28/45	255,000	189,737
Encino Acquisition Partners Holdings LLC, 8.75%, 5/1/31(1)	620,000	659,091
EnLink Midstream LLC, 6.50%, 9/1/30(1)	522,000	558,400
EnLink Midstream LLC, 5.65%, 9/1/34	113,000	115,041
EQM Midstream Partners LP, 7.50%, 6/1/27(1)	325,000	335,200
Global Partners LP/GLP Finance Corp., 8.25%, 1/15/32(1)	192,000	199,765
Greensaif Pipelines Bidco SARL, 5.85%, 2/23/36(1)	802,000	827,389
Matador Resources Co., 6.50%, 4/15/32(1)	335,000	340,248
MEG Energy Corp., 5.875%, 2/1/29(1)	430,000	427,240
Occidental Petroleum Corp., 6.125%, 1/1/31	684,000	721,339
Occidental Petroleum Corp., 5.375%, 1/1/32	326,000	331,017
Petroleos Mexicanos, 5.95%, 1/28/31	760,000	632,411
SierraCol Energy Andina LLC, 6.00%, 6/15/28(1)	640,000	583,179
SM Energy Co., 6.75%, 9/15/26	251,000	251,428
SM Energy Co., 6.75%, 8/1/29(1)	501,000	509,229
Southwestern Energy Co., 5.375%, 3/15/30	600,000	595,153
Southwestern Energy Co., 4.75%, 2/1/32	240,000	227,618
Sunoco LP, 7.00%, 5/1/29(1)	238,000	248,105
		11,640,070
Paper and Forest Products — 0.3%
Suzano Austria GmbH, 3.75%, 1/15/31	286,000	260,178
Suzano Austria GmbH, 3.125%, 1/15/32	270,000	230,266
		490,444
Passenger Airlines — 1.2%
American Airlines Pass-Through Trust, Series 2017-2, Class B, 3.70%, 4/15/27	365,488	358,737
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	329,685	328,240
Delta Air Lines, Inc., 7.375%, 1/15/26	410,000	419,989
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 11.00%, 4/15/29(1)	528,000	537,868
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(1)	657,000	663,534
		2,308,368
Pharmaceuticals — 0.3%
Endo Finance Holdings, Inc., 8.50%, 4/15/31(1)(2)	467,000	496,435
Real Estate Management and Development — 0.4%
Essential Properties LP, 2.95%, 7/15/31	385,000	329,826
Newmark Group, Inc., 7.50%, 1/12/29	332,000	353,449
		683,275
43

Multisector Income ETF
	Principal Amount/Shares	Value
Semiconductors and Semiconductor Equipment — 0.4%
Broadcom, Inc., 5.15%, 11/15/31	$520,000	$531,369
Broadcom, Inc., 3.47%, 4/15/34(1)	315,000	278,451
		809,820
Software — 0.8%
Open Text Corp., 6.90%, 12/1/27(1)	291,000	305,799
Open Text Holdings, Inc., 4.125%, 2/15/30(1)	393,000	365,298
Open Text Holdings, Inc., 4.125%, 12/1/31(1)	354,000	322,618
SS&C Technologies, Inc., 6.50%, 6/1/32(1)	437,000	451,409
		1,445,124
Specialized REITs — 0.2%
EPR Properties, 4.50%, 6/1/27	475,000	465,025
Specialty Retail — 0.1%
EquipmentShare.com, Inc., 8.625%, 5/15/32(1)	160,000	167,512
Textiles, Apparel and Luxury Goods — 0.2%
Tapestry, Inc., 7.35%, 11/27/28	389,000	408,240
Trading Companies and Distributors — 0.9%
Air Lease Corp., 5.20%, 7/15/31	217,000	218,715
Aircastle Ltd., 6.50%, 7/18/28(1)	840,000	873,946
Beacon Roofing Supply, Inc., 6.50%, 8/1/30(1)	485,000	498,542
Herc Holdings, Inc., 6.625%, 6/15/29(1)	192,000	197,606
		1,788,809
Transportation Infrastructure — 0.2%
Rumo Luxembourg SARL, 5.25%, 1/10/28	400,000	394,687
Wireless Telecommunication Services — 0.4%
U.S. Cellular Corp., 6.70%, 12/15/33	669,000	737,719
TOTAL CORPORATE BONDS (Cost $92,148,018)		94,792,751
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 11.9%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 11.9%
FHLMC, 2.00%, 3/1/37	1,776,502	1,619,237
FHLMC, 3.50%, 2/1/49	2,067,587	1,929,293
FHLMC, 3.50%, 3/1/52	2,464,842	2,271,944
FHLMC, 5.00%, 6/1/52	219,799	218,913
FHLMC, 6.00%, 1/1/53	1,556,232	1,587,160
FHLMC, 6.50%, 11/1/53	2,013,441	2,077,299
FHLMC, 5.50%, 4/1/54	2,087,929	2,109,851
FNMA, 3.00%, 2/1/52	1,626,089	1,452,759
FNMA, 3.50%, 3/1/52	3,029,144	2,795,189
FNMA, 3.50%, 4/1/52	1,913,152	1,763,965
FNMA, 6.00%, 9/1/53	1,460,506	1,491,277
FNMA, 6.00%, 9/1/53	1,046,502	1,070,533
GNMA, 2.50%, 9/20/51	397,986	348,016
GNMA, 2.50%, 12/20/51	1,989,140	1,740,116
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $21,635,827)		22,475,552
PREFERRED STOCKS — 10.4%
Banks — 8.2%
Banco Bilbao Vizcaya Argentaria SA, 6.50%	1,000,000	999,541
Banco Mercantil del Norte SA, 6.75%(1)	505,000	505,254
Banco Mercantil del Norte SA, 8.375%(1)	640,000	668,995
Banco Santander SA, 4.75%	800,000	750,783
Bank of Nova Scotia, 4.90%	600,000	592,150
Barclays PLC, 6.125%	780,000	775,843
44

Multisector Income ETF
	Principal Amount/Shares	Value
BNP Paribas SA, 7.375%(1)	940,000	$949,422
Commerzbank AG, 7.00%	1,000,000	998,752
Credit Agricole SA, 6.875%(1)	195,000	195,177
Credit Agricole SA, 8.125%(1)	965,000	991,914
Danske Bank AS, 7.00%	1,029,000	1,032,784
HSBC Holdings PLC, 6.00%	665,000	665,004
HSBC Holdings PLC, 6.375%	200,000	199,932
ING Groep NV, 6.50%	765,000	765,049
Intesa Sanpaolo SpA, 7.70%(1)	760,000	760,881
Lloyds Banking Group PLC, 7.50%	830,000	838,168
NatWest Group PLC, 6.00%	1,040,000	1,035,164
NatWest Group PLC, 8.00%	415,000	420,800
Nordea Bank Abp, 6.625%(1)	775,000	779,600
Societe Generale SA, 8.00%(1)	945,000	954,973
Societe Generale SA, 8.50%(1)	655,000	655,962
		15,536,148
Capital Markets — 2.0%
Charles Schwab Corp., 5.375%	630,000	626,667
Deutsche Bank AG, 7.50%	1,000,000	997,232
Goldman Sachs Group, Inc., 7.38%	407,000	409,082
Goldman Sachs Group, Inc., 7.50%	580,000	619,158
UBS Group AG, 6.875%	1,005,000	1,007,158
		3,659,297
Trading Companies and Distributors — 0.2%
Aircastle Ltd., 5.25%(1)	395,000	389,076
TOTAL PREFERRED STOCKS (Cost $19,315,111)		19,584,521
COLLATERALIZED MORTGAGE OBLIGATIONS — 5.6%
Private Sponsor Collateralized Mortgage Obligations — 4.2%
Angel Oak Mortgage Trust, Series 2020-2, Class A2, VRN, 3.86%, 1/26/65(1)	$161,797	156,027
Angel Oak Mortgage Trust, Series 2020-5, Class A2, SEQ, VRN, 1.58%, 5/25/65(1)	381,572	360,829
Angel Oak Mortgage Trust, Series 2021-5, Class A1, VRN, 0.95%, 7/25/66(1)	445,885	383,803
Angel Oak Mortgage Trust, Series 2021-6, Class A2, VRN, 1.58%, 9/25/66(1)	971,580	810,490
Angel Oak Mortgage Trust, Series 2021-7, Class A3, VRN, 2.34%, 10/25/66(1)	540,939	461,880
Deephaven Residential Mortgage Trust, Series 2021-3, Class A1, VRN, 1.19%, 8/25/66(1)	261,307	227,293
GCAT Trust, Series 2021-CM2, Class A1, SEQ, VRN, 2.35%, 8/25/66(1)	304,699	285,517
GCAT Trust, Series 2021-NQM1, Class A3, SEQ, VRN, 1.15%, 1/25/66(1)	108,928	93,713
GCAT Trust, Series 2024-INV3, Class A6, SEQ, VRN, 5.50%, 9/25/54(1)	395,548	396,355
GS Mortgage-Backed Securities Trust, Series 2024-HE1, Class A1, VRN, 6.95%, (30-day average SOFR plus 1.60%), 8/25/54(1)	492,250	493,148
Home RE Ltd., Series 2022-1, Class M1A, VRN, 8.20%, (30-day average SOFR plus 2.85%), 10/25/34(1)	27,544	27,643
JP Morgan Mortgage Trust, Series 2024-6, Class A6, SEQ, VRN, 6.00%, 12/25/54(1)	359,520	361,119
MFA Trust, Series 2024-NQM1, Class A2, SEQ, 6.83%, 3/25/69(1)	428,733	436,774
OBX Trust, Series 2024-NQM7, Class A1, 6.24%, 3/25/64(1)	607,664	614,067
RCKT Mortgage Trust, Series 2024-CES3, Class A1A, VRN, 6.59%, 5/25/44(1)	214,889	218,083
RCKT Mortgage Trust, Series 2024-CES4, Class A3, SEQ, 6.67%, 6/25/44(1)	850,000	872,950
Triangle Re Ltd., Series 2023-1, Class M1A, VRN, 8.75%, (30-day average SOFR plus 3.40%), 11/25/33(1)	325,000	331,246
Verus Securitization Trust, Series 2024-5, Class A1, 6.19%, 6/25/69(1)	611,596	617,915
Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.68%, 5/25/54(1)	680,102	690,120
		7,838,972
U.S. Government Agency Collateralized Mortgage Obligations — 1.4%
FHLMC, Series 2021-HQA3, Class M1, VRN, 6.20%, (30-day average SOFR plus 0.85%), 9/25/41(1)	304,311	304,894
FHLMC, Series 2022-DNA3, Class M1A, VRN, 7.35%, (30-day average SOFR plus 2.00%), 4/25/42(1)	264,951	268,399
45

Multisector Income ETF
	Principal Amount/Shares	Value
FHLMC, Series 2022-DNA6, Class M1A, VRN, 7.50%, (30-day average SOFR plus 2.15%), 9/25/42(1)	$131,245	$132,578
FHLMC, Series 2023-HQA2, Class M1A, VRN, 7.35%, (30-day average SOFR plus 2.00%), 6/25/43(1)	183,932	184,706
FNMA, Series 2022-R03, Class 1M1, VRN, 7.45%, (30-day average SOFR plus 2.10%), 3/25/42(1)	165,457	168,110
FNMA, Series 2022-R09, Class 2M1, VRN, 7.85%, (30-day average SOFR plus 2.50%), 9/25/42(1)	251,216	256,120
FNMA, Series 2023-39, Class AI, IO, 2.00%, 7/25/52	4,371,316	541,656
FNMA, Series 2024-R01, Class 1M1, VRN, 6.40%, (30-day average SOFR plus 1.05%), 1/25/44(1)	809,511	810,450
		2,666,913
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $10,220,285)		10,505,885
U.S. TREASURY SECURITIES — 5.3%
U.S. Treasury Notes, 4.50%, 11/30/24(3)	520,000	519,410
U.S. Treasury Notes, 1.00%, 12/15/24(3)	920,000	910,109
U.S. Treasury Notes, 4.375%, 8/15/26	1,400,000	1,411,457
U.S. Treasury Notes, 4.625%, 9/15/26(3)	1,000,000	1,013,535
U.S. Treasury Notes, 3.75%, 8/15/27	4,000,000	3,995,781
U.S. Treasury Notes, 3.625%, 8/31/29(4)	1,300,000	1,294,769
U.S. Treasury Notes, 0.625%, 5/15/30	545,000	457,811
U.S. Treasury Notes, 4.00%, 1/31/31	500,000	505,576
TOTAL U.S. TREASURY SECURITIES (Cost $10,057,728)		10,108,448
COLLATERALIZED LOAN OBLIGATIONS — 5.3%
ACRES Commercial Realty Ltd., Series 2021-FL1, Class A, VRN, 6.65%, (1-month SOFR plus 1.31%), 6/15/36(1)	365,693	363,525
ACRES Commercial Realty Ltd., Series 2021-FL1, Class AS, VRN, 7.05%, (1-month SOFR plus 1.71%), 6/15/36(1)	284,500	282,302
AIMCO CLO, Series 2018-AA, Class D, VRN, 8.10%, (3-month SOFR plus 2.81%), 4/17/31(1)	725,000	724,113
AMMC CLO XI Ltd., Series 2012-11A, Class BR2, VRN, 7.12%, (3-month SOFR plus 1.86%), 4/30/31(1)	500,000	501,103
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL1, Class A, VRN, 6.42%, (1-month SOFR plus 1.08%), 12/15/35(1)	180,442	179,385
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 6.80%, (1-month SOFR plus 1.46%), 11/15/36(1)	434,180	431,694
ARES XLVII CLO Ltd., Series 2018-47A, Class C, VRN, 7.31%, (3-month SOFR plus 2.01%), 4/15/30(1)	500,000	500,503
BSPRT Issuer Ltd., Series 2023-FL10, Class A, VRN, 7.60%, (1-month SOFR plus 2.26%), 9/15/35(1)	428,000	429,606
Cerberus Loan Funding XXXI LP, Series 2021-1A, Class A, VRN, 7.06%, (3-month SOFR plus 1.76%), 4/15/32(1)	67,076	67,122
Dryden 30 Senior Loan Fund, Series 2013-30A, Class CR, VRN, 7.08%, (3-month SOFR plus 1.96%), 11/15/28(1)	300,000	299,700
Dryden 72 CLO Ltd., Series 2019-72A, Class CR, VRN, 7.23%, (3-month SOFR plus 2.11%), 5/15/32(1)	500,000	501,646
Greystone CRE Notes Ltd., Series 2019-FL2, Class D, VRN, 7.85%, (1-month SOFR plus 2.51%), 9/15/37(1)	197,000	193,431
HGI CRE CLO Ltd., Series 2021-FL1, Class AS, VRN, 6.85%, (1-month SOFR plus 1.51%), 6/16/36(1)	603,000	591,289
KKR Static CLO I Ltd., Series 2022-1A, Class BR, VRN, 7.28%, (3-month SOFR plus 2.00%), 7/20/31(1)	625,000	626,127
Octagon Investment Partners XV Ltd., Series 2013-1A, Class CRR, VRN, 7.54%, (3-month SOFR plus 2.26%), 7/19/30(1)	300,000	300,942
Palmer Square CLO Ltd., Series 2013-2A, Class A2R3, VRN, 7.05%, (3-month SOFR plus 1.76%), 10/17/31(1)	415,000	415,837
Palmer Square Loan Funding Ltd., Series 2022-4A, Class B, VRN, 8.03%, (3-month SOFR plus 2.75%), 7/24/31(1)	255,000	255,361
PFP Ltd., Series 2022-9, Class A, VRN, 7.61%, (1-month SOFR plus 2.27%), 8/19/35(1)	621,299	622,774
Ready Capital Mortgage Financing LLC, Series 2023-FL11, Class A, VRN, 7.65%, (1-month SOFR plus 2.37%), 10/25/39(1)	549,481	550,975
Shelter Growth CRE Issuer Ltd., Series 2022-FL4, Class A, VRN, 7.63%, (1-month SOFR plus 2.30%), 6/17/37(1)	212,167	212,545
Shelter Growth CRE Issuer Ltd., Series 2023-FL5, Class A, VRN, 8.09%, (1-month SOFR plus 2.75%), 5/19/38(1)	221,966	222,719
Stewart Park CLO Ltd., Series 2015-1A, Class CR, VRN, 7.36%, (3-month SOFR plus 2.06%), 1/15/30(1)	300,000	301,140
TRTX Issuer Ltd., Series 2021-FL4, Class A, VRN, 6.65%, (1-month SOFR plus 1.31%), 3/15/38(1)	411,137	407,432
TRTX Issuer Ltd., Series 2022-FL5, Class AS, VRN, 7.49%, (1-month SOFR plus 2.15%), 2/15/39(1)	619,500	612,289
46

Multisector Income ETF
		Principal Amount/Shares	Value
Vibrant CLO VII Ltd., Series 2017-7A, Class B, VRN, 7.94%, (3-month SOFR plus 2.66%), 9/15/30(1)		$350,000	$351,332
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $9,784,029)			9,944,892
ASSET-BACKED SECURITIES — 4.9%
AASET Trust, Series 2021-2A, Class B, 3.54%, 1/15/47(1)		374,946	333,241
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(1)		400,000	371,593
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class B, 3.45%, 7/15/46(1)		362,697	325,929
CARS-DB4 LP, Series 2020-1A, Class B2, 4.52%, 2/15/50(1)		100,000	94,796
Castlelake Aircraft Securitization Trust, Series 2018-1, Class A, SEQ, 4.125%, 6/15/43(1)		119,177	111,228
Castlelake Aircraft Structured Trust, Series 2021-1A, Class A, SEQ, 3.47%, 1/15/46(1)		196,178	188,667
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	350,000	245,105
Cologix Data Centers U.S. Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.30%, 12/26/51(1)		$550,000	520,228
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, SEQ, 4.50%, 5/20/49(1)		350,000	336,977
Diamond Issuer LLC, Series 2021-1A, Class A, SEQ, 2.31%, 11/20/51(1)		691,000	638,988
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(1)		525,000	493,731
Hilton Grand Vacations Trust, Series 2024-2A, Class D, 6.91%, 3/25/38(1)		322,097	330,347
Hotwire Funding LLC, Series 2024-1A, Class C, 9.19%, 6/20/54(1)		225,000	234,441
LUNAR AIRCRAFT Ltd., Series 2020-1A, Class A, SEQ, 3.38%, 2/15/45(1)		208,217	202,688
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class B, 3.43%, 10/15/46(1)		310,534	278,512
MACH 1 Cayman Ltd., Series 2019-1, Class A, SEQ, 3.47%, 10/15/39(1)		200,009	186,207
MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(1)		134,348	125,948
MetroNet Infrastructure Issuer LLC, Series 2024-1A, Class B, 7.59%, 4/20/54(1)		200,000	208,954
Navigator Aircraft ABS Ltd., Series 2021-1, Class B, SEQ, 3.57%, 11/15/46(1)		243,086	219,152
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(1)		750,000	668,586
NP SPE II LLC, Series 2019-1A, Class A1, SEQ, 2.57%, 9/20/49(1)		240,062	232,589
Sapphire Aviation Finance II Ltd., Series 2020-1A, Class A, SEQ, 3.23%, 3/15/40(1)		152,982	140,607
SEB Funding LLC, Series 2024-1A, Class A2, SEQ, 7.39%, 4/30/54(1)		325,000	332,943
Slam Ltd., Series 2021-1A, Class B, 3.42%, 6/15/46(1)		401,050	357,400
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, SEQ, 1.88%, 3/26/46(1)		167,000	158,299
Subway Funding LLC, Series 2024-1A, Class A2I, SEQ, 6.03%, 7/30/54(1)		950,000	977,061
VB-S1 Issuer LLC, Series 2022-1A, Class D, 4.29%, 2/15/52(1)		425,000	405,167
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.87%, 5/15/54(1)		475,000	494,200
TOTAL ASSET-BACKED SECURITIES (Cost $9,245,055)			9,213,584
COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.1%
Bank, Series 2018-BN15, Class D, 3.00%, 11/15/61(1)		145,000	112,629
Bank, Series 2020-BN26, Class D, 2.50%, 3/15/63(1)		991,000	713,623
BBCMS Mortgage Trust, Series 2019-C4, Class D, 3.25%, 8/15/52(1)		194,000	129,522
Benchmark Mortgage Trust, Series 2020-B16, Class D, 2.50%, 2/15/53(1)		363,000	263,268
Benchmark Mortgage Trust, Series 2021-B31, Class D, 2.25%, 12/15/54(1)		155,000	97,451
BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, VRN, 3.67%, 3/11/44(1)		400,000	351,973
BX Commercial Mortgage Trust, Series 2022-CSMO, Class A, VRN, 7.45%, (1-month SOFR plus 2.11%), 6/15/27(1)		207,000	207,495
BXHPP Trust, Series 2021-FILM, Class E, VRN, 7.45%, (1-month SOFR plus 2.11%), 8/15/36(1)		250,000	225,551
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class B, VRN, 6.95%, (1-month SOFR plus 1.61%), 11/15/38(1)		414,000	409,804
CSAIL Commercial Mortgage Trust, Series 2019-C15, Class D, 3.00%, 3/15/52(1)		301,000	234,043
Extended Stay America Trust, Series 2021-ESH, Class E, VRN, 8.30%, (1-month SOFR plus 2.96%), 7/15/38(1)		289,675	289,153
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class A, SEQ, 3.14%, 12/10/36(1)		603,000	595,729
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class D, VRN, 4.10%, 12/10/36(1)		207,000	203,668
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A, SEQ, 4.13%, 7/5/31(1)		282,000	257,004
Life Mortgage Trust, Series 2021-BMR, Class D, VRN, 6.85%, (1-month SOFR plus 1.51%), 3/15/38(1)		476,674	464,328
Morgan Stanley Capital I Trust, Series 2018-H3, Class D, 3.00%, 7/15/51(1)		138,000	112,474
47

Multisector Income ETF
	Principal Amount/Shares	Value
One New York Plaza Trust, Series 2020-1NYP, Class B, VRN, 6.95%, (1-month SOFR plus 1.61%), 1/15/36(1)	$229,000	$213,245
SMRT Commercial Mortgage Trust, Series 2022-MINI, Class B, VRN, 6.69%, (1-month SOFR plus 1.35%), 1/15/39(1)	575,000	568,419
THPT Mortgage Trust, Series 2023-THL, Class B, VRN, 7.92%, 12/10/34(1)	250,000	256,841
UBS Commercial Mortgage Trust, Series 2018-C15, Class D, VRN, 5.31%, 12/15/51(1)	117,000	102,596
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $5,734,391)		5,808,816
BANK LOAN OBLIGATIONS(5) — 0.9%
Health Care Providers and Services — 0.2%
Star Parent, Inc., Term Loan B, 9.08%, (3-month SOFR plus 3.75%), 9/27/30	389,025	387,455
Hotels, Restaurants and Leisure — 0.2%
Caesars Entertainment, Inc., Term Loan B, 8.00%, (1-month SOFR plus 2.75%), 2/6/30	303,200	303,982
Passenger Airlines — 0.2%
American Airlines, Inc., 2023 Term Loan B, 8.20%, (1-month SOFR plus 2.75%), 2/15/28	475,300	475,174
Specialty Retail — 0.3%
LBM Acquisition LLC, Term Loan B, 12/17/27(6)	640,000	631,322
TOTAL BANK LOAN OBLIGATIONS (Cost $1,790,517)		1,797,933
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.2%
Panama — 0.2%
Panama Government International Bonds, 9.375%, 4/1/29	300,000	343,107
Panama Government International Bonds, 6.875%, 1/31/36	136,000	139,654
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $471,695)		482,761
SHORT-TERM INVESTMENTS — 3.6%
Money Market Funds — 3.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,855,747	3,855,747
State Street Navigator Securities Lending Government Money Market Portfolio(7)	2,891,565	2,891,565
TOTAL SHORT-TERM INVESTMENTS (Cost $6,747,312)		6,747,312
TOTAL INVESTMENT SECURITIES — 101.5% (Cost $187,149,968)		191,462,455
OTHER ASSETS AND LIABILITIES — (1.5)%		(2,906,731)
TOTAL NET ASSETS — 100.0%		$188,555,724

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	104	December 2024	$11,810,500	$(57,078)
U.S. Treasury 10-Year Ultra Notes	118	December 2024	13,857,625	(88,730)
U.S. Treasury 2-Year Notes	131	December 2024	27,188,641	(35,052)
U.S. Treasury 5-Year Notes	253	December 2024	27,677,805	(91,415)
			$80,534,571	$(272,275)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury Long Bonds	11	December 2024	$1,354,375	$12,783
^Amount represents value and unrealized appreciation (depreciation).

48

Multisector Income ETF

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 42	Sell	5.00%	6/20/29	$6,510,000	$349,715	$181,143	$530,858
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CAD	–	Canadian Dollar
CDX	–	Credit Derivatives Indexes
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
IO	–	Interest Only
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $97,491,569, which represented 51.7% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,769,451. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,753,623.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(5)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(6)The interest rate will be determined upon settlement of the bank loan obligation after period end.
(7)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,891,565.

See Notes to Financial Statements.
49

AUGUST 31, 2024

Select High Yield ETF
	Principal Amount/Shares	Value
CORPORATE BONDS — 95.6%
Aerospace and Defense — 2.8%
Bombardier, Inc., 7.125%, 6/15/26(1)	$7,000	$7,126
Bombardier, Inc., 7.875%, 4/15/27(1)	51,000	51,205
Bombardier, Inc., 6.00%, 2/15/28(1)	45,000	45,067
Bombardier, Inc., 7.50%, 2/1/29(1)	46,000	48,491
Bombardier, Inc., 7.00%, 6/1/32(1)(2)	211,000	219,913
Howmet Aerospace, Inc., 5.95%, 2/1/37	50,000	54,226
Spirit AeroSystems, Inc., 9.375%, 11/30/29(1)	37,000	40,192
TransDigm, Inc., 5.50%, 11/15/27	236,000	234,773
TransDigm, Inc., 6.75%, 8/15/28(1)	143,000	147,204
TransDigm, Inc., 4.625%, 1/15/29	30,000	28,885
TransDigm, Inc., 4.875%, 5/1/29	100,000	96,786
		973,868
Automobile Components — 1.2%
Adient Global Holdings Ltd., 4.875%, 8/15/26(1)	112,000	110,728
Clarios Global LP, 6.75%, 5/15/25(1)	47,000	47,155
Clarios Global LP/Clarios U.S. Finance Co., 6.25%, 5/15/26(1)	50,000	50,136
Goodyear Tire & Rubber Co., 9.50%, 5/31/25	44,000	44,185
Goodyear Tire & Rubber Co., 5.00%, 5/31/26	67,000	66,223
Patrick Industries, Inc., 4.75%, 5/1/29(1)	47,000	44,285
Tenneco, Inc., 8.00%, 11/17/28(1)	43,000	40,243
		402,955
Automobiles — 2.0%
Ford Motor Co., 6.10%, 8/19/32	103,000	105,897
Ford Motor Co., 5.29%, 12/8/46	90,000	81,634
Ford Motor Credit Co. LLC, 3.82%, 11/2/27	189,000	181,352
Ford Motor Credit Co. LLC, 5.11%, 5/3/29	200,000	198,085
Jaguar Land Rover Automotive PLC, 7.75%, 10/15/25(1)	37,000	37,163
Jaguar Land Rover Automotive PLC, 4.50%, 10/1/27(1)	75,000	73,505
Thor Industries, Inc., 4.00%, 10/15/29(1)	20,000	18,284
		695,920
Banks — 1.3%
Freedom Mortgage Corp., 7.625%, 5/1/26(1)	77,000	77,390
Freedom Mortgage Corp., 6.625%, 1/15/27(1)	47,000	46,472
Freedom Mortgage Corp., 12.00%, 10/1/28(1)	24,000	26,150
Freedom Mortgage Corp., 12.25%, 10/1/30(1)	24,000	26,653
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	24,000	24,608
Nationstar Mortgage Holdings, Inc., 5.50%, 8/15/28(1)(2)	47,000	46,196
Nationstar Mortgage Holdings, Inc., 7.125%, 2/1/32(1)	47,000	48,730
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)	53,000	48,386
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.00%, 10/15/33(1)	53,000	46,775
United Wholesale Mortgage LLC, 5.50%, 4/15/29(1)	47,000	45,874
		437,234
Beverages — 0.1%
Primo Water Holdings, Inc., 4.375%, 4/30/29(1)	47,000	44,667
Broadline Retail — 0.4%
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.50%, 3/1/29(1)	25,000	23,267
Macy's Retail Holdings LLC, 5.875%, 4/1/29(1)	47,000	46,122
Macy's Retail Holdings LLC, 5.125%, 1/15/42	17,000	13,040
Millennium Escrow Corp., 6.625%, 8/1/26(1)	47,000	28,178
QVC, Inc., 4.45%, 2/15/25	23,000	22,835
50

Select High Yield ETF
	Principal Amount/Shares	Value
QVC, Inc., 4.375%, 9/1/28(2)	$19,000	$14,319
		147,761
Building Products — 1.9%
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28(1)	49,000	52,192
Builders FirstSource, Inc., 4.25%, 2/1/32(1)	142,000	129,856
Builders FirstSource, Inc., 6.375%, 3/1/34(1)	48,000	49,340
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/30(1)	71,000	72,795
Griffon Corp., 5.75%, 3/1/28	69,000	67,711
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/1/32(1)	50,000	51,414
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30(1)(2)	39,000	37,074
Standard Industries, Inc., 4.375%, 7/15/30(1)	151,000	141,331
Standard Industries, Inc., 3.375%, 1/15/31(1)	47,000	41,149
		642,862
Capital Markets — 1.4%
AG Issuer LLC, 6.25%, 3/1/28(1)	53,000	51,809
Coinbase Global, Inc., 3.375%, 10/1/28(1)	40,000	35,143
Coinbase Global, Inc., 3.625%, 10/1/31(1)	37,000	30,519
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(1)	47,000	45,627
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%, 5/15/26	27,000	26,871
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 5/15/27	117,000	113,175
Iliad Holding SASU, 7.00%, 10/15/28(1)	41,000	41,648
LCM Investments Holdings II LLC, 4.875%, 5/1/29(1)	47,000	44,809
MSCI, Inc., 3.625%, 9/1/30(1)	61,000	56,580
MSCI, Inc., 3.625%, 11/1/31(1)	30,000	27,249
		473,430
Chemicals — 2.5%
Avient Corp., 5.75%, 5/15/25(1)	33,000	33,050
Chemours Co., 5.75%, 11/15/28(1)	50,000	46,910
Chemours Co., 4.625%, 11/15/29(1)	53,000	46,678
NOVA Chemicals Corp., 5.25%, 6/1/27(1)	69,000	68,183
NOVA Chemicals Corp., 8.50%, 11/15/28(1)	45,000	48,032
NOVA Chemicals Corp., 9.00%, 2/15/30(1)	23,000	24,734
Olin Corp., 5.625%, 8/1/29	14,000	13,971
Olin Corp., 5.00%, 2/1/30	47,000	45,475
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28(1)	200,000	213,288
SCIH Salt Holdings, Inc., 4.875%, 5/1/28(1)	47,000	44,834
SCIH Salt Holdings, Inc., 6.625%, 5/1/29(1)	47,000	45,024
Scotts Miracle-Gro Co., 4.00%, 4/1/31	39,000	34,979
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.375%, 9/1/25(1)	43,000	37,239
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.125%, 4/1/29(1)	47,000	21,425
Tronox, Inc., 4.625%, 3/15/29(1)	47,000	42,878
WR Grace Holdings LLC, 4.875%, 6/15/27(1)	67,000	65,603
WR Grace Holdings LLC, 5.625%, 8/15/29(1)	47,000	43,624
		875,927
Commercial Services and Supplies — 2.9%
ADT Security Corp., 4.125%, 8/1/29(1)	47,000	44,678
ADT Security Corp., 4.875%, 7/15/32(1)	137,000	130,353
APX Group, Inc., 5.75%, 7/15/29(1)	50,000	49,587
Brink's Co., 4.625%, 10/15/27(1)	70,000	68,605
Garda World Security Corp., 7.75%, 2/15/28(1)	53,000	55,638
GFL Environmental, Inc., 4.00%, 8/1/28(1)	50,000	47,709
GFL Environmental, Inc., 4.75%, 6/15/29(1)	24,000	23,243
GFL Environmental, Inc., 6.75%, 1/15/31(1)	48,000	50,200
51

Select High Yield ETF
	Principal Amount/Shares	Value
GrafTech Global Enterprises, Inc., 9.875%, 12/15/28(1)(2)	$48,000	$38,575
Matthews International Corp., 5.25%, 12/1/25(1)	90,000	88,389
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(1)	47,000	45,385
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)	91,000	90,938
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.375%, 8/31/27(1)	47,000	44,547
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28(1)	120,000	119,651
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)	71,000	70,752
Williams Scotsman, Inc., 4.625%, 8/15/28(1)	44,000	42,591
		1,010,841
Construction and Engineering — 0.5%
Brand Industrial Services, Inc., 10.375%, 8/1/30(1)	46,000	50,178
Howard Midstream Energy Partners LLC, 8.875%, 7/15/28(1)	42,000	44,809
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/28(1)	88,000	85,351
		180,338
Construction Materials — 0.3%
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)	70,000	69,930
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 1/15/29(1)	23,000	22,787
		92,717
Consumer Finance — 2.1%
Bread Financial Holdings, Inc., 9.75%, 3/15/29(1)(2)	48,000	51,829
Castlelake Aviation Finance DAC, 5.00%, 4/15/27(1)	50,000	48,968
FirstCash, Inc., 6.875%, 3/1/32(1)	50,000	51,428
Macquarie Airfinance Holdings Ltd., 8.375%, 5/1/28(1)	25,000	26,512
Macquarie Airfinance Holdings Ltd., 6.50%, 3/26/31(1)	23,000	24,267
Navient Corp., 5.875%, 10/25/24	47,000	46,970
Navient Corp., 6.75%, 6/25/25	47,000	47,201
Navient Corp., 5.50%, 3/15/29	47,000	44,677
Navient Corp., 9.375%, 7/25/30	100,000	108,623
OneMain Finance Corp., 7.125%, 3/15/26	22,000	22,436
OneMain Finance Corp., 6.625%, 1/15/28(2)	48,000	48,967
OneMain Finance Corp., 9.00%, 1/15/29	46,000	48,936
OneMain Finance Corp., 7.875%, 3/15/30	73,000	76,412
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 7.875%, 5/1/27(1)(2)	51,000	47,915
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(1)(2)	53,000	43,511
		738,652
Consumer Staples Distribution & Retail — 0.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.625%, 1/15/27(1)	47,000	45,968
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.875%, 2/15/28(1)	47,000	46,932
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 6.50%, 2/15/28(1)(2)	50,000	50,699
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.50%, 3/15/29(1)	47,000	43,699
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.875%, 2/15/30(1)	53,000	51,991
		239,289
Containers and Packaging — 1.8%
Ball Corp., 4.875%, 3/15/26	50,000	49,837
Ball Corp., 3.125%, 9/15/31	64,000	56,016
Berry Global, Inc., 4.50%, 2/15/26(1)	70,000	69,139
Berry Global, Inc., 4.875%, 7/15/26(1)	47,000	46,605
LABL, Inc., 9.50%, 11/1/28(1)	50,000	51,163
OI European Group BV, 4.75%, 2/15/30(1)	47,000	44,216
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(1)(2)	42,000	42,551
Owens-Brockway Glass Container, Inc., 7.375%, 6/1/32(1)	92,000	92,531
Sealed Air Corp., 5.125%, 12/1/24(1)	70,000	70,000
Sealed Air Corp., 6.875%, 7/15/33(1)	50,000	53,562
52

Select High Yield ETF
	Principal Amount/Shares	Value
TriMas Corp., 4.125%, 4/15/29(1)	$63,000	$59,023
		634,643
Distributors — 0.6%
Performance Food Group, Inc., 5.50%, 10/15/27(1)	47,000	46,799
Performance Food Group, Inc., 4.25%, 8/1/29(1)	47,000	44,407
Ritchie Bros Holdings, Inc., 7.75%, 3/15/31(1)	53,000	56,403
Windsor Holdings III LLC, 8.50%, 6/15/30(1)	43,000	46,114
		193,723
Diversified Consumer Services — 0.3%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)	37,000	36,424
Service Corp. International, 3.375%, 8/15/30	39,000	35,033
Service Corp. International, 4.00%, 5/15/31	39,000	35,822
		107,279
Diversified REITs — 2.1%
CTR Partnership LP/CareTrust Capital Corp., 3.875%, 6/30/28(1)	36,000	33,898
HAT Holdings I LLC/HAT Holdings II LLC, 3.375%, 6/15/26(1)	47,000	45,060
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 6/15/27(1)	49,000	51,403
Iron Mountain Information Management Services, Inc., 5.00%, 7/15/32(1)	39,000	37,143
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27(2)	68,000	57,775
MPT Operating Partnership LP/MPT Finance Corp., 4.625%, 8/1/29	79,000	60,815
MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 3/15/31	25,000	17,101
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	47,000	46,799
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 2/1/30(1)	94,000	96,439
RLJ Lodging Trust LP, 3.75%, 7/1/26(1)	47,000	45,481
RLJ Lodging Trust LP, 4.00%, 9/15/29(1)	47,000	42,696
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 2/15/28(1)	73,000	74,982
VICI Properties LP/VICI Note Co., Inc., 3.75%, 2/15/27(1)	68,000	65,997
VICI Properties LP/VICI Note Co., Inc., 4.625%, 12/1/29(1)	39,000	37,972
		713,561
Diversified Telecommunication Services — 1.8%
Altice France SA, 5.125%, 7/15/29(1)	112,000	78,279
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/1/26(1)	113,000	112,191
Frontier Communications Holdings LLC, 5.00%, 5/1/28(1)	68,000	66,094
Frontier Communications Holdings LLC, 6.75%, 5/1/29(1)	43,000	41,516
Frontier Communications Holdings LLC, 8.75%, 5/15/30(1)	21,000	22,142
Frontier Communications Holdings LLC, 8.625%, 3/15/31(1)	22,000	23,301
Hughes Satellite Systems Corp., 6.625%, 8/1/26	39,000	21,071
Level 3 Financing, Inc., 10.50%, 4/15/29(1)	48,236	51,949
Level 3 Financing, Inc., 10.50%, 5/15/30(1)	14,000	15,071
Sprint Capital Corp., 6.875%, 11/15/28	47,000	50,943
Telecom Italia Capital SA, 6.00%, 9/30/34	39,000	37,796
Telecom Italia Capital SA, 7.20%, 7/18/36	37,000	38,030
Zayo Group Holdings, Inc., 4.00%, 3/1/27(1)	70,000	61,177
		619,560
Electric Utilities — 1.6%
NextEra Energy Operating Partners LP, 3.875%, 10/15/26(1)	85,000	82,304
NRG Energy, Inc., 6.625%, 1/15/27	33,000	33,127
NRG Energy, Inc., 5.25%, 6/15/29(1)	53,000	52,431
NRG Energy, Inc., 3.625%, 2/15/31(1)	38,000	34,030
NRG Energy, Inc., 7.00%, 3/15/33(1)	27,000	29,725
PG&E Corp., 5.00%, 7/1/28	47,000	46,073
PG&E Corp., 5.25%, 7/1/30	47,000	46,046
Vistra Operations Co. LLC, 5.625%, 2/15/27(1)	70,000	69,944
53

Select High Yield ETF
	Principal Amount/Shares	Value
Vistra Operations Co. LLC, 5.00%, 7/31/27(1)	$70,000	$69,334
Vistra Operations Co. LLC, 4.375%, 5/1/29(1)	47,000	45,027
Vistra Operations Co. LLC, 7.75%, 10/15/31(1)	46,000	48,979
		557,020
Electrical Equipment — 0.3%
Atkore, Inc., 4.25%, 6/1/31(1)	70,000	63,594
WESCO Distribution, Inc., 7.25%, 6/15/28(1)	33,000	33,882
		97,476
Electronic Equipment, Instruments and Components — 1.4%
Coherent Corp., 5.00%, 12/15/29(1)	44,000	42,586
Imola Merger Corp., 4.75%, 5/15/29(1)	140,000	134,880
Sensata Technologies BV, 4.00%, 4/15/29(1)	37,000	34,868
Sensata Technologies, Inc., 4.375%, 2/15/30(1)	117,000	110,598
Sensata Technologies, Inc., 6.625%, 7/15/32(1)	93,000	96,287
TTM Technologies, Inc., 4.00%, 3/1/29(1)	53,000	50,061
		469,280
Energy Equipment and Services — 2.8%
Archrock Partners LP/Archrock Partners Finance Corp., 6.875%, 4/1/27(1)	17,000	17,136
Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 4/1/28(1)	70,000	70,353
Bristow Group, Inc., 6.875%, 3/1/28(1)	70,000	70,348
Enerflex Ltd., 9.00%, 10/15/27(1)	50,000	51,950
Helix Energy Solutions Group, Inc., 9.75%, 3/1/29(1)	48,000	51,759
Nabors Industries, Inc., 7.375%, 5/15/27(1)	47,000	47,583
Noble Finance II LLC, 8.00%, 4/15/30(1)	97,000	100,657
Precision Drilling Corp., 6.875%, 1/15/29(1)	78,000	79,275
Seadrill Finance Ltd., 8.375%, 8/1/30(1)	49,000	51,764
Transocean Poseidon Ltd., 6.875%, 2/1/27(1)	15,000	15,022
Transocean Titan Financing Ltd., 8.375%, 2/1/28(1)	45,000	46,707
Transocean, Inc., 8.75%, 2/15/30(1)	45,050	47,626
Transocean, Inc., 7.50%, 4/15/31(2)	43,000	41,231
USA Compression Partners LP/USA Compression Finance Corp., 6.875%, 9/1/27	47,000	47,461
USA Compression Partners LP/USA Compression Finance Corp., 7.125%, 3/15/29(1)	50,000	51,401
Valaris Ltd., 8.375%, 4/30/30(1)	43,000	44,896
Weatherford International Ltd., 8.625%, 4/30/30(1)	136,000	141,263
		976,432
Entertainment — 0.5%
Cinemark USA, Inc., 5.25%, 7/15/28(1)(2)	47,000	46,210
Live Nation Entertainment, Inc., 5.625%, 3/15/26(1)	31,000	30,850
Live Nation Entertainment, Inc., 4.75%, 10/15/27(1)	70,000	68,241
Playtika Holding Corp., 4.25%, 3/15/29(1)	47,000	42,281
		187,582
Financial Services — 2.2%
Block, Inc., 6.50%, 5/15/32(1)	47,000	48,798
Boost Newco Borrower LLC, 7.50%, 1/15/31(1)	202,000	215,571
Jefferson Capital Holdings LLC, 6.00%, 8/15/26(1)	47,000	46,928
Kinetik Holdings LP, 5.875%, 6/15/30(1)	50,000	50,203
MGIC Investment Corp., 5.25%, 8/15/28	70,000	69,734
MPH Acquisition Holdings LLC, 5.50%, 9/1/28(1)	70,000	51,671
NCR Atleos Corp., 9.50%, 4/1/29(1)	46,000	50,717
Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.00%, 6/15/29(1)(2)	47,000	44,263
PennyMac Financial Services, Inc., 4.25%, 2/15/29(1)	47,000	44,434
PennyMac Financial Services, Inc., 7.875%, 12/15/29(1)	98,000	104,094
Radian Group, Inc., 4.875%, 3/15/27	47,000	46,845
		773,258
54

Select High Yield ETF
	Principal Amount/Shares	Value
Food Products — 1.4%
Darling Ingredients, Inc., 5.25%, 4/15/27(1)	$45,000	$44,927
Darling Ingredients, Inc., 6.00%, 6/15/30(1)	53,000	53,714
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 2/15/29(1)	46,000	48,048
Lamb Weston Holdings, Inc., 4.375%, 1/31/32(1)	50,000	46,089
Post Holdings, Inc., 5.625%, 1/15/28(1)	19,000	18,972
Post Holdings, Inc., 4.50%, 9/15/31(1)	50,000	46,557
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 3/1/29(1)	47,000	44,235
U.S. Foods, Inc., 6.875%, 9/15/28(1)	25,000	26,037
U.S. Foods, Inc., 4.75%, 2/15/29(1)	71,000	69,311
U.S. Foods, Inc., 4.625%, 6/1/30(1)	47,000	45,017
U.S. Foods, Inc., 7.25%, 1/15/32(1)	25,000	26,420
		469,327
Gas Utilities — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.50%, 5/20/25	12,000	11,974
AmeriGas Partners LP/AmeriGas Finance Corp., 5.875%, 8/20/26	22,000	21,775
AmeriGas Partners LP/AmeriGas Finance Corp., 5.75%, 5/20/27	23,000	22,483
		56,232
Ground Transportation — 1.9%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.75%, 7/15/27(1)	70,000	68,623
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 4.75%, 4/1/28(1)(2)	47,000	43,631
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.375%, 3/1/29(1)	47,000	43,106
Genesee & Wyoming, Inc., 6.25%, 4/15/32(1)	47,000	48,096
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	30,000	27,725
Uber Technologies, Inc., 7.50%, 9/15/27(1)	50,000	51,029
Uber Technologies, Inc., 4.50%, 8/15/29(1)	140,000	137,565
United Rentals North America, Inc., 4.875%, 1/15/28	97,000	95,756
United Rentals North America, Inc., 3.875%, 2/15/31	70,000	64,679
United Rentals North America, Inc., 6.125%, 3/15/34(1)	46,000	47,046
XPO, Inc., 7.125%, 6/1/31(1)	46,000	48,136
		675,392
Health Care Equipment and Supplies — 1.1%
Avantor Funding, Inc., 4.625%, 7/15/28(1)	44,000	42,864
Avantor Funding, Inc., 3.875%, 11/1/29(1)	47,000	44,061
Bausch & Lomb Corp., 8.375%, 10/1/28(1)	46,000	48,368
Medline Borrower LP, 3.875%, 4/1/29(1)	70,000	66,176
Medline Borrower LP, 5.25%, 10/1/29(1)	93,000	91,410
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)	50,000	51,604
Sotera Health Holdings LLC, 7.375%, 6/1/31(1)	48,000	50,260
		394,743
Health Care Providers and Services — 4.5%
Catalent Pharma Solutions, Inc., 3.50%, 4/1/30(1)	97,000	94,789
Centene Corp., 4.25%, 12/15/27	117,000	114,483
Centene Corp., 4.625%, 12/15/29	71,000	69,123
CHS/Community Health Systems, Inc., 5.625%, 3/15/27(1)	120,000	116,241
CHS/Community Health Systems, Inc., 8.00%, 12/15/27(1)	70,000	70,188
CHS/Community Health Systems, Inc., 5.25%, 5/15/30(1)	39,000	34,997
CHS/Community Health Systems, Inc., 4.75%, 2/15/31(1)	80,000	68,320
CHS/Community Health Systems, Inc., 10.875%, 1/15/32(1)	50,000	54,188
DaVita, Inc., 4.625%, 6/1/30(1)	140,000	132,098
DaVita, Inc., 3.75%, 2/15/31(1)	47,000	41,867
HealthEquity, Inc., 4.50%, 10/1/29(1)	47,000	44,912
IQVIA, Inc., 5.00%, 5/15/27(1)	45,000	44,711
55

Select High Yield ETF
	Principal Amount/Shares	Value
LifePoint Health, Inc., 9.875%, 8/15/30(1)	$45,000	$49,407
Molina Healthcare, Inc., 3.875%, 5/15/32(1)	47,000	42,210
Owens & Minor, Inc., 4.50%, 3/31/29(1)(2)	47,000	42,816
Tenet Healthcare Corp., 6.25%, 2/1/27	70,000	70,197
Tenet Healthcare Corp., 5.125%, 11/1/27	162,000	160,717
Tenet Healthcare Corp., 6.125%, 10/1/28	156,000	156,431
Tenet Healthcare Corp., 4.25%, 6/1/29	47,000	45,147
Tenet Healthcare Corp., 6.125%, 6/15/30	44,000	44,723
Tenet Healthcare Corp., 6.75%, 5/15/31	53,000	55,000
		1,552,565
Health Care REITs — 0.1%
Diversified Healthcare Trust, 9.75%, 6/15/25	31,000	31,080
Health Care Technology — 0.1%
AthenaHealth Group, Inc., 6.50%, 2/15/30(1)	49,000	46,916
Hotel & Resort REITs — 0.6%
Service Properties Trust, 5.25%, 2/15/26	47,000	45,873
Service Properties Trust, 4.95%, 2/15/27	70,000	64,973
Service Properties Trust, 4.95%, 10/1/29	70,000	54,265
Service Properties Trust, 4.375%, 2/15/30	47,000	34,770
		199,881
Hotels, Restaurants and Leisure — 9.5%
1011778 BC ULC/New Red Finance, Inc., 4.375%, 1/15/28(1)	47,000	45,580
1011778 BC ULC/New Red Finance, Inc., 4.00%, 10/15/30(1)	117,000	107,266
Affinity Interactive, 6.875%, 12/15/27(1)	117,000	100,375
Boyd Gaming Corp., 4.75%, 6/15/31(1)	100,000	94,157
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)(2)	147,000	139,140
Caesars Entertainment, Inc., 7.00%, 2/15/30(1)	98,000	101,560
Carnival Corp., 7.625%, 3/1/26(1)	123,000	124,328
Carnival Corp., 5.75%, 3/1/27(1)	196,000	196,772
Carnival Corp., 4.00%, 8/1/28(1)	79,000	75,302
Carnival Corp., 6.00%, 5/1/29(1)(2)	134,000	134,690
Carnival Corp., 10.50%, 6/1/30(1)	66,000	71,684
Carnival Holdings Bermuda Ltd., 10.375%, 5/1/28(1)	38,000	41,135
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op, 6.50%, 10/1/28	50,000	50,823
Churchill Downs, Inc., 5.75%, 4/1/30(1)	150,000	149,192
Everi Holdings, Inc., 5.00%, 7/15/29(1)	50,000	49,595
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	35,000	32,767
GPS Hospitality Holding Co. LLC/GPS Finco, Inc., 7.00%, 8/15/28(1)(2)	47,000	28,451
Hilton Domestic Operating Co., Inc., 5.75%, 5/1/28(1)	31,000	31,076
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/30	47,000	46,150
Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31(1)	39,000	36,063
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/32(1)	47,000	42,157
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 5.00%, 6/1/29(1)	118,000	111,651
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 4.875%, 7/1/31(1)	47,000	42,170
International Game Technology PLC, 5.25%, 1/15/29(1)	39,000	38,641
Life Time, Inc., 8.00%, 4/15/26(1)	47,000	47,740
Light & Wonder International, Inc., 7.25%, 11/15/29(1)	47,000	48,732
Lindblad Expeditions LLC, 6.75%, 2/15/27(1)	39,000	38,776
MGM Resorts International, 4.75%, 10/15/28	47,000	45,782
MGM Resorts International, 6.50%, 4/15/32	44,000	44,346
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.875%, 5/1/29(1)	47,000	44,903
Mohegan Tribal Gaming Authority, 8.00%, 2/1/26(1)	14,000	13,586
NCL Corp. Ltd., 3.625%, 12/15/24(1)	25,000	24,878
56

Select High Yield ETF
	Principal Amount/Shares	Value
NCL Corp. Ltd., 5.875%, 3/15/26(1)	$47,000	$47,004
NCL Corp. Ltd., 5.875%, 2/15/27(1)	53,000	53,160
NCL Corp. Ltd., 8.125%, 1/15/29(1)	49,000	52,447
NCL Corp. Ltd., 7.75%, 2/15/29(1)(2)	25,000	26,696
NCL Finance Ltd., 6.125%, 3/15/28(1)	47,000	47,581
Royal Caribbean Cruises Ltd., 5.375%, 7/15/27(1)	78,000	78,203
Royal Caribbean Cruises Ltd., 7.50%, 10/15/27	70,000	75,069
Royal Caribbean Cruises Ltd., 5.50%, 4/1/28(1)	140,000	141,169
SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29(1)	50,000	48,410
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/25(1)	47,000	47,437
Travel & Leisure Co., 4.50%, 12/1/29(1)	47,000	43,856
Viking Cruises Ltd., 6.25%, 5/15/25(1)	70,000	70,070
Viking Cruises Ltd., 9.125%, 7/15/31(1)	45,000	49,402
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(1)	70,000	69,463
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	91,000	90,452
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/1/29(1)	70,000	68,532
Yum! Brands, Inc., 4.625%, 1/31/32	53,000	50,282
Yum! Brands, Inc., 5.375%, 4/1/32	53,000	52,578
		3,311,279
Household Durables — 2.5%
Adams Homes, Inc., 9.25%, 10/15/28(1)	46,000	48,494
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.625%, 4/1/30(1)	97,000	91,377
Beazer Homes USA, Inc., 5.875%, 10/15/27	47,000	46,938
Beazer Homes USA, Inc., 7.50%, 3/15/31(1)	46,000	46,886
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, 6/15/29(1)	70,000	65,796
Century Communities, Inc., 6.75%, 6/1/27	103,000	103,997
Empire Communities Corp., 9.75%, 5/1/29(1)	22,000	23,210
KB Home, 4.00%, 6/15/31	47,000	43,462
Mattamy Group Corp., 4.625%, 3/1/30(1)	47,000	44,365
Newell Brands, Inc., 5.70%, 4/1/26	70,000	69,827
Newell Brands, Inc., 6.375%, 9/15/27(2)	50,000	50,393
Newell Brands, Inc., 6.625%, 9/15/29	50,000	50,017
Taylor Morrison Communities, Inc., 5.125%, 8/1/30(1)	35,000	34,619
Tempur Sealy International, Inc., 4.00%, 4/15/29(1)	47,000	43,628
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)	47,000	41,381
Tri Pointe Homes, Inc., 5.25%, 6/1/27	70,000	70,130
		874,520
Independent Power and Renewable Electricity Producers — 1.2%
Atlantica Sustainable Infrastructure PLC, 4.125%, 6/15/28(1)	50,000	49,579
Calpine Corp., 5.25%, 6/1/26(1)	35,000	34,912
Calpine Corp., 4.50%, 2/15/28(1)	85,000	82,509
Calpine Corp., 5.125%, 3/15/28(1)	73,000	71,285
Clearway Energy Operating LLC, 4.75%, 3/15/28(1)	75,000	72,930
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	67,000	65,789
TransAlta Corp., 7.75%, 11/15/29	53,000	56,136
		433,140
Industrial Conglomerates — 0.1%
Stena International SA, 7.25%, 1/15/31(1)	23,000	23,700
Insurance — 0.3%
Acrisure LLC/Acrisure Finance, Inc., 4.25%, 2/15/29(1)	70,000	65,634
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)	45,000	46,908
		112,542
57

Select High Yield ETF
	Principal Amount/Shares	Value
Interactive Media and Services — 0.1%
Ziff Davis, Inc., 4.625%, 10/15/30(1)	$47,000	$43,486
IT Services — 0.2%
ASGN, Inc., 4.625%, 5/15/28(1)	70,000	67,740
Leisure Products — 0.1%
Mattel, Inc., 5.45%, 11/1/41	47,000	44,181
Machinery — 0.8%
Allison Transmission, Inc., 5.875%, 6/1/29(1)	53,000	53,189
Chart Industries, Inc., 7.50%, 1/1/30(1)	14,000	14,728
Chart Industries, Inc., 9.50%, 1/1/31(1)	14,000	15,220
Hillenbrand, Inc., 3.75%, 3/1/31	64,000	56,905
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 2/15/29(1)	48,000	49,264
JB Poindexter & Co., Inc., 8.75%, 12/15/31(1)	49,000	51,749
Trinity Industries, Inc., 7.75%, 7/15/28(1)	46,000	48,232
		289,287
Media — 6.7%
AMC Networks, Inc., 4.25%, 2/15/29(2)	53,000	37,640
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	70,000	68,661
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 6/1/29(1)	70,000	66,466
CCO Holdings LLC/CCO Holdings Capital Corp., 6.375%, 9/1/29(1)	47,000	46,463
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30(1)	70,000	63,871
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 8/15/30(1)	117,000	104,451
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/1/31(1)	117,000	101,620
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 2/1/32(1)	53,000	46,230
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 5/1/32	140,000	119,674
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33(1)	93,000	77,832
Clear Channel Outdoor Holdings, Inc., 5.125%, 8/15/27(1)	47,000	45,953
Clear Channel Outdoor Holdings, Inc., 7.875%, 4/1/30(1)	48,000	50,192
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875%, 8/15/27(1)	117,000	113,405
GCI LLC, 4.75%, 10/15/28(1)	47,000	44,637
Gray Television, Inc., 7.00%, 5/15/27(1)	34,000	32,825
Gray Television, Inc., 4.75%, 10/15/30(1)	47,000	26,808
Lamar Media Corp., 3.75%, 2/15/28	47,000	45,075
Lamar Media Corp., 4.875%, 1/15/29	47,000	46,203
Lamar Media Corp., 4.00%, 2/15/30	47,000	43,922
News Corp., 3.875%, 5/15/29(1)	70,000	65,896
News Corp., 5.125%, 2/15/32(1)	45,000	43,786
Nexstar Media, Inc., 5.625%, 7/15/27(1)	47,000	45,970
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 8/15/27(1)	107,000	106,346
Sinclair Television Group, Inc., 5.125%, 2/15/27(1)	36,000	31,032
Sinclair Television Group, Inc., 5.50%, 3/1/30(1)	67,000	40,091
Sinclair Television Group, Inc., 4.125%, 12/1/30(1)	47,000	33,209
Sirius XM Radio, Inc., 3.125%, 9/1/26(1)	25,000	23,934
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)	70,000	68,495
Sirius XM Radio, Inc., 4.00%, 7/15/28(1)	70,000	65,635
Sirius XM Radio, Inc., 5.50%, 7/1/29(1)	88,000	85,726
Sirius XM Radio, Inc., 3.875%, 9/1/31(1)	47,000	40,376
Univision Communications, Inc., 6.625%, 6/1/27(1)	47,000	46,563
Univision Communications, Inc., 8.00%, 8/15/28(1)	24,000	24,301
Univision Communications, Inc., 4.50%, 5/1/29(1)	39,000	34,269
Univision Communications, Inc., 7.375%, 6/30/30(1)	100,000	96,053
Videotron Ltd., 3.625%, 6/15/29(1)	72,000	68,050
Virgin Media Secured Finance PLC, 5.50%, 5/15/29(1)	187,000	177,401
58

Select High Yield ETF
	Principal Amount/Shares	Value
Ziggo BV, 4.875%, 1/15/30(1)	$39,000	$36,410
		2,315,471
Metals and Mining — 2.6%
Alcoa Nederland Holding BV, 6.125%, 5/15/28(1)	187,000	189,581
ATI, Inc., 5.875%, 12/1/27	23,000	23,066
ATI, Inc., 4.875%, 10/1/29	25,000	24,261
ATI, Inc., 5.125%, 10/1/31	47,000	45,249
Carpenter Technology Corp., 6.375%, 7/15/28	47,000	47,089
Cleveland-Cliffs, Inc., 4.625%, 3/1/29(1)	25,000	23,472
Cleveland-Cliffs, Inc., 4.875%, 3/1/31(1)	47,000	43,210
Constellium SE, 3.75%, 4/15/29(1)	75,000	69,282
FMG Resources August 2006 Pty. Ltd., 5.875%, 4/15/30(1)	68,000	67,956
FMG Resources August 2006 Pty. Ltd., 4.375%, 4/1/31(1)	96,000	88,162
FMG Resources August 2006 Pty. Ltd., 6.125%, 4/15/32(1)	50,000	49,990
Hudbay Minerals, Inc., 6.125%, 4/1/29(1)	47,000	47,482
Mineral Resources Ltd., 8.00%, 11/1/27(1)	53,000	53,893
Mineral Resources Ltd., 9.25%, 10/1/28(1)	24,000	25,385
Novelis Corp., 4.75%, 1/30/30(1)	117,000	111,852
		909,930
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Blackstone Mortgage Trust, Inc., 3.75%, 1/15/27(1)(2)	47,000	44,052
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/1/25(1)	48,000	47,861
		91,913
Oil, Gas and Consumable Fuels — 14.1%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 2/15/26(1)	47,000	47,684
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.375%, 6/15/29(1)	97,000	95,899
Apache Corp., 5.10%, 9/1/40	70,000	61,963
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 8.25%, 12/31/28(1)	46,000	47,301
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.875%, 6/30/29(1)	47,000	47,024
Baytex Energy Corp., 8.50%, 4/30/30(1)	68,000	72,525
California Resources Corp., 8.25%, 6/15/29(1)	95,000	98,066
Cheniere Energy Partners LP, 4.50%, 10/1/29	68,000	66,544
Cheniere Energy Partners LP, 4.00%, 3/1/31	147,000	138,744
CITGO Petroleum Corp., 7.00%, 6/15/25(1)	47,000	47,116
CITGO Petroleum Corp., 6.375%, 6/15/26(1)	47,000	47,396
CITGO Petroleum Corp., 8.375%, 1/15/29(1)	46,000	47,851
Civitas Resources, Inc., 8.625%, 11/1/30(1)	45,000	48,949
Civitas Resources, Inc., 8.75%, 7/1/31(1)	24,000	25,930
Comstock Resources, Inc., 6.75%, 3/1/29(1)	63,000	62,020
Comstock Resources, Inc., 5.875%, 1/15/30(1)	47,000	44,467
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 6/15/31(1)	70,000	68,669
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.125%, 6/1/28(1)	47,000	47,399
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625%, 3/15/29(1)	50,000	52,613
DT Midstream, Inc., 4.375%, 6/15/31(1)	44,000	41,376
Endeavor Energy Resources LP/EER Finance, Inc., 5.75%, 1/30/28(1)	71,000	72,294
Energy Transfer LP, 5.75%, 4/1/25	47,000	47,034
Energy Transfer LP, 6.00%, 2/1/29(1)	47,000	48,187
EnLink Midstream LLC, 6.50%, 9/1/30(1)	47,000	50,277
EnLink Midstream Partners LP, 4.85%, 7/15/26	70,000	69,845
EnLink Midstream Partners LP, 5.60%, 4/1/44	70,000	66,280
EnLink Midstream Partners LP, 5.45%, 6/1/47	70,000	65,162
EQM Midstream Partners LP, 6.00%, 7/1/25(1)	47,000	47,090
EQM Midstream Partners LP, 6.50%, 7/1/27(1)	47,000	48,204
59

Select High Yield ETF
	Principal Amount/Shares	Value
EQM Midstream Partners LP, 4.50%, 1/15/29(1)	$47,000	$45,589
EQM Midstream Partners LP, 6.375%, 4/1/29(1)	23,000	23,664
EQM Midstream Partners LP, 7.50%, 6/1/30(1)	24,000	26,209
EQM Midstream Partners LP, 4.75%, 1/15/31(1)	86,000	82,689
Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 1/15/27	117,000	119,884
Genesis Energy LP/Genesis Energy Finance Corp., 7.75%, 2/1/28	47,000	47,869
Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 5/15/32	47,000	48,261
Harvest Midstream I LP, 7.50%, 9/1/28(1)	70,000	71,843
Hess Midstream Operations LP, 5.625%, 2/15/26(1)	70,000	69,863
Hess Midstream Operations LP, 5.125%, 6/15/28(1)	47,000	46,492
Hess Midstream Operations LP, 4.25%, 2/15/30(1)	39,000	36,886
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 11/1/28(1)	39,000	39,256
Hilcorp Energy I LP/Hilcorp Finance Co., 5.75%, 2/1/29(1)	21,000	20,853
Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 4/15/30(1)	14,000	13,937
Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 2/1/31(1)	47,000	46,580
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 4/15/32(1)	14,000	13,961
Hilcorp Energy I LP/Hilcorp Finance Co., 8.375%, 11/1/33(1)	22,000	24,112
Ithaca Energy North Sea PLC, 9.00%, 7/15/26(1)	40,000	40,764
ITT Holdings LLC, 6.50%, 8/1/29(1)	47,000	44,356
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 2/15/28(1)	25,000	27,390
Matador Resources Co., 6.875%, 4/15/28(1)	24,000	24,639
Matador Resources Co., 6.50%, 4/15/32(1)	24,000	24,376
MEG Energy Corp., 5.875%, 2/1/29(1)	70,000	69,551
Murphy Oil Corp., 5.875%, 12/1/27	47,000	47,241
Murphy Oil Corp., 6.375%, 7/15/28	47,000	47,643
New Fortress Energy, Inc., 6.75%, 9/15/25(1)	16,000	15,612
New Fortress Energy, Inc., 6.50%, 9/30/26(1)	23,000	19,928
Northern Oil & Gas, Inc., 8.125%, 3/1/28(1)	24,000	24,558
Northern Oil & Gas, Inc., 8.75%, 6/15/31(1)	24,000	25,665
NuStar Logistics LP, 6.375%, 10/1/30	47,000	49,132
Parkland Corp., 5.875%, 7/15/27(1)	39,000	39,039
Parkland Corp., 4.50%, 10/1/29(1)	21,000	19,839
Parkland Corp., 4.625%, 5/1/30(1)	47,000	43,993
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 2/15/28	47,000	46,575
PBF Holding Co. LLC/PBF Finance Corp., 7.875%, 9/15/30(1)	46,000	47,871
Permian Resources Operating LLC, 5.375%, 1/15/26(1)	47,000	46,999
Permian Resources Operating LLC, 8.00%, 4/15/27(1)	50,000	51,672
Permian Resources Operating LLC, 7.00%, 1/15/32(1)	24,000	25,197
Range Resources Corp., 8.25%, 1/15/29	47,000	48,743
Range Resources Corp., 4.75%, 2/15/30(1)	39,000	37,457
Rockies Express Pipeline LLC, 4.95%, 7/15/29(1)	50,000	47,829
SM Energy Co., 6.75%, 9/15/26	70,000	70,120
Southwestern Energy Co., 5.375%, 2/1/29	47,000	46,431
Southwestern Energy Co., 5.375%, 3/15/30	47,000	46,620
Southwestern Energy Co., 4.75%, 2/1/32	39,000	36,988
Sunoco LP, 7.00%, 5/1/29(1)	22,000	22,934
Sunoco LP, 7.25%, 5/1/32(1)	23,000	24,342
Sunoco LP/Sunoco Finance Corp., 6.00%, 4/15/27	47,000	47,158
Sunoco LP/Sunoco Finance Corp., 7.00%, 9/15/28(1)	25,000	26,099
Sunoco LP/Sunoco Finance Corp., 4.50%, 4/30/30	47,000	44,692
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 12/31/30(1)	47,000	44,851
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 9/1/31(1)	47,000	44,572
Talos Production, Inc., 9.00%, 2/1/29(1)	25,000	26,580
60

Select High Yield ETF
	Principal Amount/Shares	Value
Talos Production, Inc., 9.375%, 2/1/31(1)	$25,000	$26,718
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.50%, 7/15/27	33,000	33,387
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.00%, 1/15/28	102,000	101,891
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/1/31	32,000	31,449
Teine Energy Ltd., 6.875%, 4/15/29(1)	47,000	47,012
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(1)	47,000	45,655
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/29(1)	93,000	87,988
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/30(1)	45,000	46,815
Venture Global Calcasieu Pass LLC, 3.875%, 11/1/33(1)	61,000	54,302
Venture Global LNG, Inc., 8.125%, 6/1/28(1)	66,000	69,167
Venture Global LNG, Inc., 9.50%, 2/1/29(1)	69,000	77,802
Venture Global LNG, Inc., 8.375%, 6/1/31(1)	65,000	69,057
Venture Global LNG, Inc., 9.875%, 2/1/32(1)	69,000	76,702
Vermilion Energy, Inc., 6.875%, 5/1/30(1)	53,000	53,466
Viper Energy, Inc., 5.375%, 11/1/27(1)	70,000	69,426
Vital Energy, Inc., 7.75%, 7/31/29(1)(2)	48,000	48,616
Western Midstream Operating LP, 5.30%, 3/1/48	53,000	47,938
		4,886,704
Passenger Airlines — 1.2%
Air Canada, 3.875%, 8/15/26(1)	47,000	45,389
American Airlines, Inc., 7.25%, 2/15/28(1)(2)	43,000	43,308
American Airlines, Inc., 8.50%, 5/15/29(1)	51,000	53,055
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	40,625	40,447
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(1)	43,000	42,190
Delta Air Lines, Inc., 7.00%, 5/1/25(1)	70,000	70,481
Delta Air Lines, Inc., 4.375%, 4/19/28	65,000	63,279
United Airlines, Inc., 4.375%, 4/15/26(1)	47,000	45,913
		404,062
Personal Care Products — 0.5%
BellRing Brands, Inc., 7.00%, 3/15/30(1)	39,000	40,539
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.625%, 7/15/30(1)(2)	45,000	46,650
Edgewell Personal Care Co., 5.50%, 6/1/28(1)	47,000	46,668
Edgewell Personal Care Co., 4.125%, 4/1/29(1)	47,000	44,589
		178,446
Pharmaceuticals — 0.8%
Bausch Health Cos., Inc., 5.50%, 11/1/25(1)(2)	14,000	13,492
Bausch Health Cos., Inc., 6.125%, 2/1/27(1)(2)	72,000	61,553
Bausch Health Cos., Inc., 5.75%, 8/15/27(1)(2)	86,000	69,754
Jazz Securities DAC, 4.375%, 1/15/29(1)(2)	30,000	28,576
Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.125%, 4/30/28(1)	70,000	66,972
Prestige Brands, Inc., 3.75%, 4/1/31(1)	33,000	29,937
		270,284
Real Estate Management and Development — 0.8%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 4/15/30(1)	44,000	39,044
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/29(1)(2)	47,000	33,782
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 5/15/28(1)	70,000	71,065
Forestar Group, Inc., 3.85%, 5/15/26(1)	47,000	45,893
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(1)(2)	46,000	49,091
Howard Hughes Corp., 5.375%, 8/1/28(1)	47,000	45,748
		284,623
Semiconductors and Semiconductor Equipment — 0.4%
Entegris, Inc., 5.95%, 6/15/30(1)	45,000	45,639
ON Semiconductor Corp., 3.875%, 9/1/28(1)	47,000	44,696
61

Select High Yield ETF
	Principal Amount/Shares	Value
Synaptics, Inc., 4.00%, 6/15/29(1)	$47,000	$44,031
		134,366
Software — 3.0%
Camelot Finance SA, 4.50%, 11/1/26(1)	39,000	38,221
Castle U.S. Holding Corp., 9.50%, 2/15/28(1)	77,000	36,555
Cloud Software Group, Inc., 6.50%, 3/31/29(1)	158,000	155,857
Cloud Software Group, Inc., 9.00%, 9/30/29(1)	47,000	47,344
Cloud Software Group, Inc., 8.25%, 6/30/32(1)	142,000	148,767
Consensus Cloud Solutions, Inc., 6.00%, 10/15/26(1)	39,000	38,395
Consensus Cloud Solutions, Inc., 6.50%, 10/15/28(1)(2)	47,000	46,479
Gen Digital, Inc., 6.75%, 9/30/27(1)	14,000	14,351
Gen Digital, Inc., 7.125%, 9/30/30(1)	14,000	14,635
NCR Voyix Corp., 5.125%, 4/15/29(1)	70,000	68,700
NCR Voyix Corp., 5.25%, 10/1/30(1)	70,000	68,293
Open Text Corp., 3.875%, 12/1/29(1)	70,000	64,596
Open Text Holdings, Inc., 4.125%, 2/15/30(1)	47,000	43,687
Open Text Holdings, Inc., 4.125%, 12/1/31(1)	47,000	42,833
Rocket Software, Inc., 9.00%, 11/28/28(1)	47,000	48,798
SS&C Technologies, Inc., 5.50%, 9/30/27(1)	70,000	69,988
SS&C Technologies, Inc., 6.50%, 6/1/32(1)	48,000	49,583
UKG, Inc., 6.875%, 2/1/31(1)	50,000	51,763
		1,048,845
Specialized REITs — 1.2%
Iron Mountain, Inc., 5.25%, 3/15/28(1)	140,000	138,545
Iron Mountain, Inc., 7.00%, 2/15/29(1)	53,000	55,086
Iron Mountain, Inc., 4.875%, 9/15/29(1)	70,000	67,996
Iron Mountain, Inc., 4.50%, 2/15/31(1)	47,000	44,161
SBA Communications Corp., 3.875%, 2/15/27	117,000	113,322
		419,110
Specialty Retail — 2.3%
Asbury Automotive Group, Inc., 4.625%, 11/15/29(1)	39,000	37,174
Asbury Automotive Group, Inc., 5.00%, 2/15/32(1)	47,000	44,302
Bath & Body Works, Inc., 6.625%, 10/1/30(1)	72,000	72,961
Bath & Body Works, Inc., 6.75%, 7/1/36	70,000	71,766
EquipmentShare.com, Inc., 8.625%, 5/15/32(1)	46,000	48,160
Ferrellgas LP/Ferrellgas Finance Corp., 5.375%, 4/1/26(1)	47,000	47,173
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(1)	70,000	65,686
Gap, Inc., 3.875%, 10/1/31(1)	47,000	40,645
Lithia Motors, Inc., 3.875%, 6/1/29(1)	47,000	43,634
Match Group Holdings II LLC, 5.00%, 12/15/27(1)	39,000	38,400
Match Group Holdings II LLC, 3.625%, 10/1/31(1)	47,000	41,765
Park River Holdings, Inc., 5.625%, 2/1/29(1)	65,000	53,899
Sonic Automotive, Inc., 4.875%, 11/15/31(1)	47,000	43,074
Superior Plus LP/Superior General Partner, Inc., 4.50%, 3/15/29(1)	47,000	44,013
Victoria's Secret & Co., 4.625%, 7/15/29(1)(2)	40,000	34,896
Victra Holdings LLC/Victra Finance Corp., 7.75%, 2/15/26(1)	70,000	70,351
		797,899
Technology Hardware, Storage and Peripherals — 0.4%
Seagate HDD Cayman, 4.09%, 6/1/29	42,000	40,011
Seagate HDD Cayman, 9.625%, 12/1/32	40,000	46,155
Xerox Holdings Corp., 5.00%, 8/15/25(1)	4,000	3,940
Xerox Holdings Corp., 5.50%, 8/15/28(1)	47,000	40,285
		130,391
62

Select High Yield ETF
	Principal Amount/Shares	Value
Textiles, Apparel and Luxury Goods — 0.1%
Crocs, Inc., 4.125%, 8/15/31(1)(2)	$53,000	$47,828
Trading Companies and Distributors — 0.4%
Beacon Roofing Supply, Inc., 4.125%, 5/15/29(1)	47,000	43,898
Beacon Roofing Supply, Inc., 6.50%, 8/1/30(1)	47,000	48,312
Fortress Transportation & Infrastructure Investors LLC, 5.50%, 5/1/28(1)	47,000	46,739
		138,949
Transportation Infrastructure — 0.2%
Seaspan Corp., 5.50%, 8/1/29(1)	70,000	66,730
Wireless Telecommunication Services — 0.4%
Vmed O2 U.K. Financing I PLC, 4.25%, 1/31/31(1)	37,000	32,217
Vmed O2 U.K. Financing I PLC, 4.75%, 7/15/31(1)	40,000	35,141
Vodafone Group PLC, VRN, 7.00%, 4/4/79	70,000	73,381
		140,739
TOTAL CORPORATE BONDS (Cost $33,571,327)		33,178,576
PREFERRED STOCKS — 0.5%
Banks — 0.5%
Bank of America Corp., 6.25%	70,000	70,081
Citigroup, Inc., 4.70%	103,000	102,392
TOTAL PREFERRED STOCKS (Cost $175,414)		172,473
SHORT-TERM INVESTMENTS — 6.0%
Money Market Funds — 6.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	841,019	841,019
State Street Navigator Securities Lending Government Money Market Portfolio(3)	1,234,483	1,234,483
TOTAL SHORT-TERM INVESTMENTS (Cost $2,075,502)		2,075,502
TOTAL INVESTMENT SECURITIES — 102.1% (Cost $35,822,243)		35,426,551
OTHER ASSETS AND LIABILITIES — (2.1)%		(713,227)
TOTAL NET ASSETS — 100.0%		$34,713,324

NOTES TO SCHEDULE OF INVESTMENTS
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $26,061,024, which represented 75.1% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,354,279. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,402,142, which includes securities collateral of $167,659.

See Notes to Financial Statements.
63

AUGUST 31, 2024

Short Duration Strategic Income ETF
	Principal Amount/Shares	Value
CORPORATE BONDS — 42.3%
Aerospace and Defense — 1.2%
Boeing Co., 4.875%, 5/1/25	$180,000	$179,285
Boeing Co., 2.20%, 2/4/26	185,000	177,330
Boeing Co., 6.26%, 5/1/27(1)	151,000	155,386
Howmet Aerospace, Inc., 5.90%, 2/1/27	120,000	123,799
Spirit AeroSystems, Inc., 4.60%, 6/15/28	33,000	31,563
		667,363
Air Freight and Logistics — 0.3%
GXO Logistics, Inc., 1.65%, 7/15/26	150,000	141,522
Automobiles — 1.2%
General Motors Financial Co., Inc., 5.40%, 4/6/26	235,000	237,244
General Motors Financial Co., Inc., 5.35%, 7/15/27	115,000	117,096
Nissan Motor Acceptance Co. LLC, 6.95%, 9/15/26(1)	100,000	103,189
Volkswagen Group of America Finance LLC, 4.90%, 8/14/26(1)	200,000	200,494
		658,023
Banks — 7.3%
Banco Santander SA, VRN, 5.37%, 7/15/28	600,000	610,068
Bancolombia SA, VRN, 4.625%, 12/18/29	200,000	198,066
Bank of America Corp., VRN, 5.93%, 9/15/27	140,000	143,642
Bank of America Corp., VRN, 5.82%, 9/15/29	70,000	73,133
Bank of Nova Scotia, 5.35%, 12/7/26	175,000	178,525
BNP Paribas SA, VRN, 5.18%, 1/9/30(1)	400,000	407,043
BPCE SA, VRN, 6.61%, 10/19/27(1)	250,000	258,331
Citizens Bank NA, VRN, 5.28%, 1/26/26	250,000	249,389
Danske Bank AS, VRN, 6.26%, 9/22/26(1)	200,000	202,730
Discover Bank, 3.45%, 7/27/26	60,000	58,319
Freedom Mortgage Corp., 12.00%, 10/1/28(1)	70,000	76,272
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	31,000	31,785
Goldman Sachs Bank USA, VRN, 5.41%, 5/21/27	145,000	146,689
HSBC Holdings PLC, VRN, 7.39%, 11/3/28	450,000	484,498
Huntington National Bank, VRN, 5.70%, 11/18/25	95,000	94,987
JPMorgan Chase & Co., VRN, 5.00%, 7/22/30	135,000	137,516
PNC Financial Services Group, Inc., VRN, 5.10%, 7/23/27	270,000	272,371
Societe Generale SA, VRN, 5.52%, 1/19/28(1)	215,000	216,519
Wells Fargo & Co., VRN, 6.30%, 10/23/29	125,000	132,642
		3,972,525
Building Products — 0.5%
Cornerstone Building Brands, Inc., 9.50%, 8/15/29(1)	30,000	29,726
Standard Industries, Inc., 5.00%, 2/15/27(1)	220,000	217,573
		247,299
Capital Markets — 4.4%
Ares Capital Corp., 2.15%, 7/15/26	160,000	150,967
Ares Capital Corp., 5.95%, 7/15/29	40,000	40,778
Ares Strategic Income Fund, 6.35%, 8/15/29(1)	50,000	50,581
Blackstone Private Credit Fund, 7.30%, 11/27/28(1)	49,000	51,970
Blackstone Private Credit Fund, 5.95%, 7/16/29(1)	45,000	45,356
Blue Owl Capital Corp., 3.40%, 7/15/26	192,000	184,987
Blue Owl Credit Income Corp., 7.75%, 1/15/29	155,000	165,027
Charles Schwab Corp., VRN, 6.20%, 11/17/29	16,000	16,943
CI Financial Corp., 7.50%, 5/30/29(1)	145,000	147,868
Deutsche Bank AG, 5.37%, 9/9/27	210,000	215,618
64

Short Duration Strategic Income ETF
	Principal Amount/Shares	Value
Goldman Sachs Group, Inc., VRN, 5.73%, 4/25/30	$230,000	$239,790
Golub Capital BDC, Inc., 7.05%, 12/5/28	66,000	69,458
Intercontinental Exchange, Inc., 3.625%, 9/1/28(1)	107,000	103,550
LPL Holdings, Inc., 4.00%, 3/15/29(1)	145,000	138,161
Morgan Stanley, VRN, 6.41%, 11/1/29	305,000	325,141
Northern Trust Corp., VRN, 3.375%, 5/8/32	198,000	191,996
UBS Group AG, VRN, 6.33%, 12/22/27(1)	210,000	217,256
		2,355,447
Chemicals — 0.3%
Sherwin-Williams Co., 4.55%, 3/1/28	175,000	175,680
Commercial Services and Supplies — 0.2%
Williams Scotsman, Inc., 6.625%, 6/15/29(1)	100,000	103,340
Construction and Engineering — 0.3%
Quanta Services, Inc., 4.75%, 8/9/27	183,000	183,866
Consumer Finance — 1.2%
American Express Co., VRN, 5.04%, 7/26/28	74,000	75,075
Avolon Holdings Funding Ltd., 2.875%, 2/15/25(1)	230,000	227,039
Avolon Holdings Funding Ltd., 6.375%, 5/4/28(1)	115,000	119,585
goeasy Ltd., 7.625%, 7/1/29(1)	56,000	57,798
Navient Corp., 5.875%, 10/25/24	35,000	34,978
OneMain Finance Corp., 7.125%, 3/15/26	125,000	127,475
		641,950
Consumer Staples Distribution & Retail — 0.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.625%, 1/15/27(1)	220,000	215,171
Walgreens Boots Alliance, Inc., 8.125%, 8/15/29	54,000	54,142
		269,313
Containers and Packaging — 0.8%
Amcor Flexibles North America, Inc., 4.00%, 5/17/25	230,000	228,178
Berry Global, Inc., 4.50%, 2/15/26(1)	142,000	140,252
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26	63,000	62,471
Sealed Air Corp., 1.57%, 10/15/26	25,000	23,250
		454,151
Diversified REITs — 2.3%
CubeSmart LP, 4.00%, 11/15/25	180,000	177,915
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/26	85,000	85,190
Highwoods Realty LP, 4.20%, 4/15/29	115,000	110,121
Kilroy Realty LP, 4.25%, 8/15/29	145,000	135,674
Piedmont Operating Partnership LP, 9.25%, 7/20/28	115,000	127,212
Store Capital LLC, 4.50%, 3/15/28	33,000	32,168
Store Capital LLC, 4.625%, 3/15/29	118,000	115,001
Trust Fibra Uno, 4.87%, 1/15/30(1)	200,000	183,706
VICI Properties LP, 4.375%, 5/15/25	75,000	74,364
VICI Properties LP/VICI Note Co., Inc., 3.50%, 2/15/25(1)	230,000	227,656
		1,269,007
Diversified Telecommunication Services — 0.5%
AT&T, Inc., 7.30%, 8/15/26	45,000	46,582
Sprint Capital Corp., 6.875%, 11/15/28	70,000	75,872
Verizon Communications, Inc., 7.75%, 12/1/30	115,000	134,957
		257,411
Electric Utilities — 0.7%
Emera, Inc., Series 16-A, VRN, 6.75%, 6/15/76	80,000	80,562
Jersey Central Power & Light Co., 4.30%, 1/15/26(1)	125,000	124,086
Vistra Operations Co. LLC, 5.125%, 5/13/25(1)	145,000	144,514
65

Short Duration Strategic Income ETF
	Principal Amount/Shares	Value
Vistra Operations Co. LLC, 5.125%, 5/13/25	$25,000	$24,916
		374,078
Electrical Equipment — 0.4%
Regal Rexnord Corp., 6.05%, 2/15/26	220,000	222,818
Electronic Equipment, Instruments and Components — 0.2%
Keysight Technologies, Inc., 4.60%, 4/6/27	130,000	129,869
Entertainment — 0.3%
Take-Two Interactive Software, Inc., 5.40%, 6/12/29	150,000	154,547
Financial Services — 1.3%
Corebridge Financial, Inc., 3.50%, 4/4/25	200,000	197,948
Corebridge Global Funding, 5.35%, 6/24/26(1)	96,000	97,359
Corebridge Global Funding, 5.75%, 7/2/26(1)	70,000	71,436
Essent Group Ltd., 6.25%, 7/1/29	170,000	176,201
NMI Holdings, Inc., 6.00%, 8/15/29	135,000	138,360
		681,304
Ground Transportation — 0.6%
Ashtead Capital, Inc., 4.375%, 8/15/27(1)	200,000	197,573
Penske Truck Leasing Co. LP/PTL Finance Corp., 5.35%, 1/12/27(1)	135,000	137,003
		334,576
Health Care Equipment and Supplies — 0.6%
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)	168,000	173,388
Solventum Corp., 5.45%, 2/25/27(1)	170,000	172,417
		345,805
Health Care Providers and Services — 2.1%
HCA, Inc., 5.20%, 6/1/28	185,000	188,301
Icon Investments Six DAC, 5.81%, 5/8/27	400,000	410,349
IQVIA, Inc., 6.25%, 2/1/29	141,000	149,065
Select Medical Corp., 6.25%, 8/15/26(1)	105,000	105,594
Tenet Healthcare Corp., 6.25%, 2/1/27	195,000	195,549
Universal Health Services, Inc., 1.65%, 9/1/26	95,000	89,242
		1,138,100
Hotels, Restaurants and Leisure — 1.1%
Hyatt Hotels Corp., 1.80%, 10/1/24	165,000	164,521
Hyatt Hotels Corp., 5.75%, 1/30/27	181,000	184,604
Las Vegas Sands Corp., 5.90%, 6/1/27	255,000	260,362
		609,487
Household Durables — 0.2%
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(1)	84,000	84,771
Industrial REITs — 0.2%
LXP Industrial Trust, 6.75%, 11/15/28	75,000	79,620
Insurance — 2.6%
Athene Global Funding, 5.68%, 2/23/26(1)	75,000	75,856
Athene Global Funding, 5.62%, 5/8/26(1)	175,000	177,290
Athene Global Funding, 5.35%, 7/9/27(1)	78,000	79,339
Brighthouse Financial Global Funding, 5.65%, 6/10/29(1)	85,000	87,154
CNO Global Funding, 5.875%, 6/4/27(1)	215,000	220,380
GA Global Funding Trust, 2.25%, 1/6/27(1)	150,000	141,828
Global Atlantic Fin Co., 4.40%, 10/15/29(1)	140,000	133,783
Metropolitan Life Insurance Co., 7.80%, 11/1/25(1)	250,000	258,201
Pricoa Global Funding I, 4.40%, 8/27/27(1)	110,000	110,256
Prudential Financial, Inc., VRN, 5.375%, 5/15/45	135,000	134,281
		1,418,368
IT Services — 0.6%
Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, 6/4/29	160,000	166,080
66

Short Duration Strategic Income ETF
	Principal Amount/Shares	Value
Kyndryl Holdings, Inc., 2.70%, 10/15/28	$152,000	$138,986
		305,066
Leisure Products — 0.3%
Mattel, Inc., 5.875%, 12/15/27(1)	145,000	146,693
Life Sciences Tools and Services — 0.4%
Illumina, Inc., 5.80%, 12/12/25	235,000	237,374
Machinery — 0.5%
Caterpillar Financial Services Corp., 4.45%, 10/16/26	270,000	271,209
Media — 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.15%, 11/10/26	137,000	140,380
Sirius XM Radio, Inc., 3.125%, 9/1/26(1)	285,000	272,844
TEGNA, Inc., 4.75%, 3/15/26(1)	125,000	123,556
Warner Media LLC, 3.80%, 2/15/27	86,000	81,608
		618,388
Metals and Mining — 0.4%
CSN Inova Ventures, 6.75%, 1/28/28(1)	200,000	191,655
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/1/25(1)	185,000	184,463
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 2/1/27(1)	166,000	161,253
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	115,000	110,922
		456,638
Oil, Gas and Consumable Fuels — 2.3%
6297782 LLC, 4.91%, 9/1/27(1)	270,000	270,642
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 7/15/29(1)	225,000	234,177
Ecopetrol SA, 5.375%, 6/26/26	100,000	99,832
Energy Transfer LP, 5.625%, 5/1/27(1)	175,000	175,531
Petroleos Mexicanos, 5.35%, 2/12/28	200,000	183,018
SierraCol Energy Andina LLC, 6.00%, 6/15/28(1)	165,000	150,351
SM Energy Co., 6.75%, 9/15/26	69,000	69,118
SM Energy Co., 6.75%, 8/1/29(1)	69,000	70,133
		1,252,802
Passenger Airlines — 1.6%
American Airlines Group, Inc., 3.75%, 3/1/25(1)	105,000	103,829
American Airlines Pass-Through Trust, Series 2017-2, Class B, 3.70%, 4/15/27	74,739	73,358
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	171,027	170,277
Delta Air Lines, Inc., 7.375%, 1/15/26	115,000	117,802
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, 10/20/25(1)	68,125	67,870
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 11.00%, 4/15/29(1)	152,625	155,478
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(1)	186,000	187,850
		876,464
Real Estate Management and Development — 0.1%
Newmark Group, Inc., 7.50%, 1/12/29	54,000	57,489
Semiconductors and Semiconductor Equipment — 0.6%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/27	165,000	162,758
Micron Technology, Inc., 4.19%, 2/15/27	180,000	178,245
		341,003
Software — 0.8%
Open Text Corp., 6.90%, 12/1/27(1)	151,000	158,679
Oracle Corp., 2.65%, 7/15/26	70,000	67,623
SS&C Technologies, Inc., 5.50%, 9/30/27(1)	185,000	184,969
		411,271
Specialized REITs — 0.2%
EPR Properties, 4.50%, 6/1/27	80,000	78,320
67

Short Duration Strategic Income ETF
	Principal Amount/Shares	Value
Specialty Retail — 0.2%
Group 1 Automotive, Inc., 6.375%, 1/15/30(1)	$80,000	$81,585
Textiles, Apparel and Luxury Goods — 0.4%
Tapestry, Inc., 7.35%, 11/27/28	190,000	199,397
Trading Companies and Distributors — 0.6%
Aircastle Ltd., 6.50%, 7/18/28(1)	100,000	104,041
Aircastle Ltd., 5.95%, 2/15/29(1)	165,000	169,427
Herc Holdings, Inc., 6.625%, 6/15/29(1)	52,000	53,518
		326,986
Transportation Infrastructure — 0.1%
Rumo Luxembourg SARL, 5.25%, 1/10/28	65,000	64,137
TOTAL CORPORATE BONDS (Cost $22,508,184)		22,886,717
U.S. TREASURY SECURITIES — 26.9%
U.S. Treasury Notes, 1.00%, 12/15/24(2)	500,000	494,624
U.S. Treasury Notes, 4.50%, 3/31/26	1,000,000	1,006,328
U.S. Treasury Notes, 4.875%, 4/30/26	4,600,000	4,660,195
U.S. Treasury Notes, 4.625%, 9/15/26	925,000	937,520
U.S. Treasury Notes, 2.00%, 11/15/26	395,000	379,462
U.S. Treasury Notes, 4.625%, 11/15/26	2,295,000	2,330,232
U.S. Treasury Notes, 4.00%, 1/15/27	500,000	501,572
U.S. Treasury Notes, 4.50%, 5/15/27	3,400,000	3,458,106
U.S. Treasury Notes, 4.625%, 6/15/27	200,000	204,336
U.S. Treasury Notes, 4.375%, 7/15/27	600,000	609,305
TOTAL U.S. TREASURY SECURITIES (Cost $14,381,316)		14,581,680
COLLATERALIZED MORTGAGE OBLIGATIONS — 8.6%
Private Sponsor Collateralized Mortgage Obligations — 7.8%
Angel Oak Mortgage Trust, Series 2020-5, Class A2, SEQ, VRN, 1.58%, 5/25/65(1)	63,337	59,894
Chase Home Lending Mortgage Trust, Series 2024-3, Class A4, SEQ, VRN, 6.00%, 2/25/55(1)	186,470	188,163
Citigroup Mortgage Loan Trust, Series 2024-1, Class A7A, VRN, 6.00%, 7/25/54(1)	198,241	199,715
Credit Suisse Mortgage Trust, Series 2022-NQM4, Class A1, SEQ, VRN, 4.82%, 6/25/67(1)	168,208	168,999
Ellington Financial Mortgage Trust, Series 2020-1, Class A1, VRN, 2.01%, 5/25/65(1)	46,813	45,841
GCAT Trust, Series 2024-INV3, Class A6, SEQ, VRN, 5.50%, 9/25/54(1)	247,218	247,722
GS Mortgage-Backed Securities Trust, Series 2024-HE1, Class A1, VRN, 6.95%, (30-day average SOFR plus 1.60%), 8/25/54(1)	257,845	258,316
GS Mortgage-Backed Securities Trust, Series 2024-PJ7, Class A7, SEQ, VRN, 5.50%, 11/25/54(1)	300,000	298,830
JP Morgan Mortgage Trust, Series 2024-5, Class A6, SEQ, VRN, 6.00%, 11/25/54(1)	144,281	145,014
JP Morgan Mortgage Trust, Series 2024-6, Class A6, SEQ, VRN, 6.00%, 12/25/54(1)	95,872	96,298
JP Morgan Mortgage Trust, Series 2024-8, Class A6A, SEQ, VRN, 5.50%, 1/25/55(1)	250,000	249,988
MFA Trust, Series 2023-NQM3, Class A1, SEQ, 6.62%, 7/25/68(1)	183,837	185,821
MFA Trust, Series 2024-NQM1, Class A2, SEQ, 6.83%, 3/25/69(1)	123,308	125,621
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-3, Class A2, VRN, 6.00%, 7/25/54(1)	162,824	164,271
OBX Trust, Series 2022-NQM9, Class A2, 6.45%, 9/25/62(1)	186,892	188,513
RCKT Mortgage Trust, Series 2024-CES3, Class A1A, VRN, 6.59%, 5/25/44(1)	95,506	96,926
Sequoia Mortgage Trust, Series 2024-4, Class A4, VRN, 6.00%, 5/25/54(1)	338,774	341,767
Sequoia Mortgage Trust, Series 2024-8, Class A11, SEQ, VRN, 5.50%, 9/25/54(1)	250,000	248,780
Sequoia Mortgage Trust, Series 2024-8, Class A5, SEQ, VRN, 5.50%, 9/25/54(1)	275,000	274,112
Triangle Re Ltd., Series 2023-1, Class M1A, VRN, 8.75%, (30-day average SOFR plus 3.40%), 11/25/33(1)	75,000	76,441
Verus Securitization Trust, Series 2021-R2, Class A3, VRN, 1.23%, 2/25/64(1)	41,899	38,335
Verus Securitization Trust, Series 2024-4, Class A1, 6.22%, 6/25/69(1)	149,407	150,940
Verus Securitization Trust, Series 2024-5, Class A1, 6.19%, 6/25/69(1)	318,030	321,316
Vista Point Securitization Trust, Series 2020-2, Class A1, VRN, 1.48%, 4/25/65(1)	67,687	63,332
		4,234,955
68

Short Duration Strategic Income ETF
	Principal Amount/Shares	Value
U.S. Government Agency Collateralized Mortgage Obligations — 0.8%
FHLMC, Series 2021-HQA3, Class M1, VRN, 6.20%, (30-day average SOFR plus 0.85%), 9/25/41(1)	$60,862	$60,979
FHLMC, Series 2022-DNA3, Class M1A, VRN, 7.35%, (30-day average SOFR plus 2.00%), 4/25/42(1)	66,238	67,100
FHLMC, Series 2022-DNA5, Class M1A, VRN, 8.30%, (30-day average SOFR plus 2.95%), 6/25/42(1)	60,673	62,432
FHLMC, Series 2022-DNA6, Class M1A, VRN, 7.50%, (30-day average SOFR plus 2.15%), 9/25/42(1)	52,498	53,031
FNMA, Series 2017-C02, Class 2ED3, VRN, 6.81%, (30-day average SOFR plus 1.46%), 9/25/29	22,988	23,021
FNMA, Series 2024-R01, Class 1M1, VRN, 6.40%, (30-day average SOFR plus 1.05%), 1/25/44(1)	127,818	127,966
		394,529
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,581,053)		4,629,484
PREFERRED STOCKS — 7.6%
Banks — 5.9%
Banco Bilbao Vizcaya Argentaria SA, 6.50%	200,000	199,908
Banco Mercantil del Norte SA, 6.75%(1)	200,000	200,101
Banco Santander SA, 4.75%	200,000	187,696
Bank of Nova Scotia, 4.90%	195,000	192,449
Barclays PLC, 6.125%	210,000	208,881
BNP Paribas SA, 7.375%(1)	200,000	202,005
Commerzbank AG, 7.00%	200,000	199,750
Credit Agricole SA, 8.125%(1)	200,000	205,578
Danske Bank AS, 7.00%	200,000	200,735
HSBC Holdings PLC, 6.375%	200,000	200,218
ING Groep NV, 6.50%	200,000	200,013
Intesa Sanpaolo SpA, 7.70%(1)	200,000	200,232
Lloyds Banking Group PLC, 7.50%	200,000	201,968
NatWest Group PLC, 8.00%	200,000	202,795
Nordea Bank Abp, 6.625%(1)	200,000	201,187
Societe Generale SA, 8.00%(1)	200,000	202,111
		3,205,627
Capital Markets — 1.2%
Charles Schwab Corp., 5.375%	135,000	134,286
Deutsche Bank AG, 7.50%	200,000	199,446
Goldman Sachs Group, Inc., 7.38%	116,000	116,593
UBS Group AG, 6.875%	200,000	200,430
		650,755
Electric Utilities — 0.4%
Duke Energy Corp., 4.875%	206,000	206,032
Trading Companies and Distributors — 0.1%
Aircastle Ltd., 5.25%(1)	70,000	68,950
TOTAL PREFERRED STOCKS (Cost $4,097,550)		4,131,364
COLLATERALIZED LOAN OBLIGATIONS — 4.3%
AIMCO CLO, Series 2018-AA, Class D, VRN, 8.10%, (3-month SOFR plus 2.81%), 4/17/31(1)	$75,000	74,908
AMMC CLO XI Ltd., Series 2012-11A, Class BR2, VRN, 7.12%, (3-month SOFR plus 1.86%), 4/30/31(1)	100,000	100,221
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL1, Class A, VRN, 6.42%, (1-month SOFR plus 1.08%), 12/15/35(1)	45,291	45,026
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 6.80%, (1-month SOFR plus 1.46%), 11/15/36(1)	94,490	93,949
Barings Private Credit Corp. CLO Ltd., Series 2023-1A, Class A1, VRN, 7.70%, (3-month SOFR plus 2.40%), 7/15/31(1)	38,948	39,013
BSPRT Issuer Ltd., Series 2023-FL10, Class A, VRN, 7.60%, (1-month SOFR plus 2.26%), 9/15/35(1)	100,000	100,375
BXMT Ltd., Series 2020-FL2, Class A, VRN, 6.35%, (1-month SOFR plus 1.01%), 2/15/38(1)	44,196	42,547
BXMT Ltd., Series 2021-FL4, Class AS, VRN, 6.75%, (1-month SOFR plus 1.41%), 5/15/38(1)	250,000	238,275
CBAM Ltd., Series 2017-1A, Class B, VRN, 7.34%, (3-month SOFR plus 2.06%), 7/20/30(1)	100,000	100,084
CBAM Ltd., Series 2019-11RA, Class C, VRN, 7.79%, (3-month SOFR plus 2.51%), 1/20/35(1)	100,000	100,430
69

Short Duration Strategic Income ETF
	Principal Amount/Shares	Value
Cerberus Loan Funding XXXI LP, Series 2021-1A, Class A, VRN, 7.06%, (3-month SOFR plus 1.76%), 4/15/32(1)	$14,906	$14,916
Dewolf Park CLO Ltd., Series 2017-1A, Class AR, VRN, 6.48%, (3-month SOFR plus 1.18%), 10/15/30(1)	160,212	160,278
Dryden 30 Senior Loan Fund, Series 2013-30A, Class CR, VRN, 7.08%, (3-month SOFR plus 1.96%), 11/15/28(1)	75,000	74,925
Greystone CRE Notes Ltd., Series 2019-FL2, Class A, VRN, 6.63%, (1-month SOFR plus 1.29%), 9/15/37(1)	7,233	7,231
HGI CRE CLO Ltd., Series 2021-FL1, Class AS, VRN, 6.85%, (1-month SOFR plus 1.51%), 6/16/36(1)	125,000	122,572
KKR CLO 10 Ltd., Series 10, Class BR, VRN, 7.30%, (3-month SOFR plus 1.96%), 9/15/29(1)	250,000	250,202
KKR Static CLO I Ltd., Series 2022-1A, Class BR, VRN, 7.28%, (3-month SOFR plus 2.00%), 7/20/31(1)	125,000	125,225
Palmer Square CLO Ltd., Series 2013-2A, Class A1A3, VRN, 6.55%, (3-month SOFR plus 1.26%), 10/17/31(1)	81,745	81,814
Palmer Square Loan Funding Ltd., Series 2022-4A, Class B, VRN, 8.03%, (3-month SOFR plus 2.75%), 7/24/31(1)	100,000	100,141
PFP Ltd., Series 2022-9, Class A, VRN, 7.61%, (1-month SOFR plus 2.27%), 8/19/35(1)	81,858	82,052
Ready Capital Mortgage Financing LLC, Series 2023-FL11, Class A, VRN, 7.65%, (1-month SOFR plus 2.37%), 10/25/39(1)	83,003	83,229
Rockford Tower CLO Ltd., Series 2017-3A, Class A, VRN, 6.73%, (3-month SOFR plus 1.45%), 10/20/30(1)	48,056	48,079
Shelter Growth CRE Issuer Ltd., Series 2022-FL4, Class A, VRN, 7.63%, (1-month SOFR plus 2.30%), 6/17/37(1)	98,835	99,011
Stewart Park CLO Ltd., Series 2015-1A, Class CR, VRN, 7.36%, (3-month SOFR plus 2.06%), 1/15/30(1)	75,000	75,285
TRTX Issuer Ltd., Series 2021-FL4, Class A, VRN, 6.65%, (1-month SOFR plus 1.31%), 3/15/38(1)	77,913	77,211
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $2,307,906)		2,336,999
ASSET-BACKED SECURITIES — 4.0%
AASET Trust, Series 2021-2A, Class B, 3.54%, 1/15/47(1)	181,308	161,142
Affirm Asset Securitization Trust, Series 2024-X1, Class A, SEQ, 6.27%, 5/15/29(1)	75,242	75,381
Aligned Data Centers Issuer LLC, Series 2022-1A, Class A2, SEQ, 6.35%, 10/15/47(1)	250,000	252,483
Brazos Education Loan Authority, Inc., Series 2012-1, Class A1, VRN, 6.16%, (30-day average SOFR plus 0.81%), 12/26/35	11,473	11,465
CARS-DB5 LP, Series 2021-1A, Class A3, SEQ, 1.92%, 8/15/51(1)	247,969	231,240
Castlelake Aircraft Structured Trust, Series 2017-1R, Class A, SEQ, 2.74%, 8/15/41(1)	30,806	28,849
Castlelake Aircraft Structured Trust, Series 2021-1A, Class A, SEQ, 3.47%, 1/15/46(1)	78,471	75,467
Diamond Issuer LLC, Series 2021-1A, Class A, SEQ, 2.31%, 11/20/51(1)	165,000	152,580
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(1)	100,000	94,044
Hilton Grand Vacations Trust, Series 2024-2A, Class D, 6.91%, 3/25/38(1)	92,028	94,385
MetroNet Infrastructure Issuer LLC, Series 2024-1A, Class B, 7.59%, 4/20/54(1)	25,000	26,119
MVW LLC, Series 2020-1A, Class C, 4.21%, 10/20/37(1)	65,948	64,231
MVW Owner Trust, Series 2019-1A, Class C, 3.33%, 11/20/36(1)	62,070	60,703
Nelnet Student Loan Trust, Series 2019-5, Class A, SEQ, 2.53%, 10/25/67(1)	53,749	50,134
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(1)	200,000	178,290
PK Alift Loan Funding 3 LP, Series 2024-1, Class A1, SEQ, 5.84%, 9/15/39(1)	200,000	202,842
RCKT Mortgage Trust, Series 2024-CES1, Class A1A, VRN, 6.03%, 2/25/44(1)	259,428	262,222
Santander Drive Auto Receivables Trust, Series 2024-1, Class A2, SEQ, 5.71%, 2/16/27	58,957	58,982
Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class C, 3.51%, 7/20/37(1)	78,918	77,491
TOTAL ASSET-BACKED SECURITIES (Cost $2,060,165)		2,158,050
COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.7%
Bank, Series 2018-BN15, Class D, 3.00%, 11/15/61(1)	23,000	17,865
Bank, Series 2019-BN17, Class D, 3.00%, 4/15/52(1)	35,000	27,835
Benchmark Mortgage Trust, Series 2019-B13, Class D, 2.50%, 8/15/57(1)	23,000	16,539
Benchmark Mortgage Trust, Series 2020-B16, Class D, 2.50%, 2/15/53(1)	68,000	49,317
BX Commercial Mortgage Trust, Series 2021-VINO, Class A, VRN, 6.10%, (1-month SOFR plus 0.77%), 5/15/38(1)	104,538	103,504
BX Commercial Mortgage Trust, Series 2022-CSMO, Class A, VRN, 7.45%, (1-month SOFR plus 2.11%), 6/15/27(1)	200,000	200,478
BX Trust, Series 2018-GW, Class B, VRN, 6.65%, (1-month SOFR plus 1.32%), 5/15/35(1)	100,000	99,688
BX Trust, Series 2021-ARIA, Class A, VRN, 6.35%, (1-month SOFR plus 1.01%), 10/15/36(1)	200,000	198,517
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class B, VRN, 6.95%, (1-month SOFR plus 1.61%), 11/15/38(1)	200,000	197,973
ELP Commercial Mortgage Trust, Series 2021-ELP, Class B, VRN, 6.57%, (1-month SOFR plus 1.23%), 11/15/38(1)	224,738	221,183
Extended Stay America Trust, Series 2021-ESH, Class E, VRN, 8.30%, (1-month SOFR plus 2.96%), 7/15/38(1)	89,961	89,799
70

Short Duration Strategic Income ETF
	Principal Amount/Shares	Value
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class A, SEQ, 3.14%, 12/10/36(1)	$100,000	$98,794
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class F, VRN, 4.10%, 12/10/36(1)	100,000	97,746
Life Mortgage Trust, Series 2021-BMR, Class D, VRN, 6.85%, (1-month SOFR plus 1.51%), 3/15/38(1)	126,901	123,615
Morgan Stanley Capital I Trust, Series 2018-H3, Class D, 3.00%, 7/15/51(1)	22,000	17,931
Morgan Stanley Capital I Trust, Series 2018-L1, Class D, 3.00%, 10/15/51(1)	39,000	31,036
SMRT Commercial Mortgage Trust, Series 2022-MINI, Class B, VRN, 6.69%, (1-month SOFR plus 1.35%), 1/15/39(1)	225,000	222,425
THPT Mortgage Trust, Series 2023-THL, Class B, VRN, 7.92%, 12/10/34(1)	150,000	154,105
UBS Commercial Mortgage Trust, Series 2018-C15, Class D, VRN, 5.31%, 12/15/51(1)	19,000	16,661
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class D, VRN, 2.60%, 11/15/50(1)	20,000	16,019
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,969,740)		2,001,030
BANK LOAN OBLIGATIONS(3) — 0.9%
Health Care Providers and Services — 0.2%
Star Parent, Inc., Term Loan B, 9.08%, (3-month SOFR plus 3.75%), 9/27/30	89,775	89,413
Passenger Airlines — 0.2%
American Airlines, Inc., 2023 Term Loan B, 8.20%, (1-month SOFR plus 2.75%), 2/15/28	132,300	132,265
Pharmaceuticals — 0.2%
Elanco Animal Health, Inc., Term Loan B, 7.19%, (1-month SOFR plus 1.75%), 8/1/27	109,968	109,989
Specialty Retail — 0.3%
LBM Acquisition LLC, Term Loan B, 12/17/27(4)	170,000	167,695
TOTAL BANK LOAN OBLIGATIONS (Cost $498,348)		499,362
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.1%
Panama — 0.1%
Panama Government International Bonds, 9.375%, 4/1/29 (Cost $56,124)	50,000	57,184
SHORT-TERM INVESTMENTS — 0.8%
Money Market Funds — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $414,730)	414,730	414,730
TOTAL INVESTMENT SECURITIES — 99.2% (Cost $52,875,116)		53,696,600
OTHER ASSETS AND LIABILITIES — 0.8%		429,481
TOTAL NET ASSETS — 100.0%		$54,126,081

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	67	December 2024	$13,905,641	$(17,888)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	1	December 2024	$113,563	$342
U.S. Treasury 10-Year Ultra Notes	5	December 2024	587,187	3,623
			$700,750	$3,965
^Amount represents value and unrealized appreciation (depreciation).
71

Short Duration Strategic Income ETF

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 42	Buy	(5.00)%	6/20/29	$505,000	$(27,910)	$(13,331)	$(41,241)
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	–	Credit Derivatives Indexes
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $22,362,567, which represented 41.3% of total net assets.
(2)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $344,105.
(3)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(4)The interest rate will be determined upon settlement of the bank loan obligation after period end.

See Notes to Financial Statements.
72

Statements of Assets and Liabilities

AUGUST 31, 2024
	California Municipal Bond ETF	Diversified Corporate Bond ETF
Assets
Investment securities, at value (cost of $23,964,671 and $284,420,573, respectively) — including $— and $2,364,621, respectively, of securities on loan	$24,008,212	$291,234,608
Investment made with cash collateral received for securities on loan, at value (cost of $— and $2,450,790, respectively)	—	2,450,790
Total investment securities, at value (cost of $23,964,671 and $286,871,363, respectively)	24,008,212	293,685,398
Cash	31	—
Deposits with broker for futures contracts	2,883	—
Receivable for variation margin on futures contracts	94	—
Interest receivable	206,312	4,089,929
Securities lending receivable	—	493
	24,217,532	297,775,820

Liabilities
Payable for collateral received for securities on loan	—	2,450,790
Payable for investments purchased	1,493,946	200,000
Payable for variation margin on futures contracts	—	93,390
Accrued management fees	4,891	69,427
	1,498,837	2,813,607

Net Assets	$22,718,695	$294,962,213

Shares outstanding (unlimited number of shares authorized)	450,000	6,200,000

Net Asset Value Per Share	$50.49	$47.57

Net Assets Consist of:
Capital paid in	$22,604,981	$305,172,150
Distributable earnings (loss)	113,714	(10,209,937)
	$22,718,695	$294,962,213

See Notes to Financial Statements.
73

AUGUST 31, 2024
	Diversified Municipal Bond ETF	Emerging Markets Bond ETF
Assets
Investment securities, at value (cost of $472,822,330 and $30,218,661, respectively)	$477,897,254	$31,174,437
Cash	33,871	—
Foreign currency holdings, at value (cost of $— and $9, respectively)	—	9
Deposits with broker for futures contracts	73,075	—
Receivable for capital shares sold	2,546,125	—
Receivable for variation margin on futures contracts	1,141	172
Receivable for variation margin on swap agreements	—	2,427
Interest receivable	5,428,907	396,438
Securities lending receivable	—	65
	485,980,373	31,573,548

Liabilities
Disbursements in excess of demand deposit cash	—	10,875
Payable for investments purchased	7,304,864	—
Accrued management fees	115,089	10,307
	7,419,953	21,182

Net Assets	$478,560,420	$31,552,366

Shares outstanding (unlimited number of shares authorized)	9,400,000	800,000

Net Asset Value Per Share	$50.91	$39.44

Net Assets Consist of:
Capital paid in	$487,654,929	$37,553,529
Distributable earnings (loss)	(9,094,509)	(6,001,163)
	$478,560,420	$31,552,366

See Notes to Financial Statements.
74

AUGUST 31, 2024
	Multisector Floating Income ETF	Multisector Income ETF
Assets
Investment securities, at value (cost of $58,254,924 and $184,258,403, respectively) — including $— and $2,769,451, respectively, of securities on loan	$58,313,306	$188,570,890
Investment made with cash collateral received for securities on loan, at value (cost of $— and $2,891,565, respectively)	—	2,891,565
Total investment securities, at value (cost of $58,254,924 and $187,149,968, respectively)	58,313,306	191,462,455
Cash	—	5,318
Receivable for investments sold	—	64,591
Receivable for variation margin on swap agreements	—	6,023
Interest receivable	219,988	2,055,640
Securities lending receivable	—	2,731
	58,533,294	193,596,758

Liabilities
Foreign currency overdraft payable, at value (cost of $— and $1,377, respectively)	—	1,375
Payable for collateral received for securities on loan	—	2,891,565
Payable for investments purchased	—	1,941,739
Payable for variation margin on futures contracts	7,906	150,811
Accrued management fees	13,349	55,544
	21,255	5,041,034

Net Assets	$58,512,039	$188,555,724

Shares outstanding (unlimited number of shares authorized)	1,150,000	4,250,000

Net Asset Value Per Share	$50.88	$44.37

Net Assets Consist of:
Capital paid in	$58,028,931	$199,798,080
Distributable earnings (loss)	483,108	(11,242,356)
	$58,512,039	$188,555,724

See Notes to Financial Statements.
75

AUGUST 31, 2024
	Select High Yield ETF	Short Duration Strategic Income ETF
Assets
Investment securities, at value (cost of $34,587,760 and $52,875,116, respectively) — including $1,354,279 and $—, respectively, of securities on loan	$34,192,068	$53,696,600
Investment made with cash collateral received for securities on loan, at value (cost of $1,234,483 and $—, respectively)	1,234,483	—
Total investment securities, at value (cost of $35,822,243 and $52,875,116, respectively)	35,426,551	53,696,600
Receivable for investments sold	—	20,505
Interest receivable	532,852	602,900
Securities lending receivable	1,508	172
	35,960,911	54,320,177

Liabilities
Payable for collateral received for securities on loan	1,234,483	—
Payable for investments purchased	—	170,000
Payable for variation margin on futures contracts	—	9,015
Payable for variation margin on swap agreements	—	467
Accrued management fees	13,104	14,614
	1,247,587	194,096

Net Assets	$34,713,324	$54,126,081

Shares outstanding (unlimited number of shares authorized)	750,000	1,050,000

Net Asset Value Per Share	$46.28	$51.55

Net Assets Consist of:
Capital paid in	$36,939,083	$53,012,346
Distributable earnings (loss)	(2,225,759)	1,113,735
	$34,713,324	$54,126,081

See Notes to Financial Statements.
76

Statements of Operations

YEAR ENDED AUGUST 31, 2024 (EXCEPT AS NOTED)
	California Municipal Bond ETF(1)	Diversified Corporate Bond ETF
Investment Income (Loss)
Income:
Interest (net of foreign taxes withheld of $— and $543, respectively)	$81,331	$12,860,637
Securities lending, net	—	8,832
	81,331	12,869,469

Expenses:
Management fees	6,552	690,729
Trustees' fees and expenses	33	—
Other expenses	—	3,886
	6,585	694,615

Net investment income (loss)	74,746	12,174,854

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(5,379)	84,635
Futures contract transactions	616	1,168,838
	(4,763)	1,253,473

Change in net unrealized appreciation (depreciation) on:
Investments	43,541	10,492,264
Futures contracts	190	(280,709)
	43,731	10,211,555

Net realized and unrealized gain (loss)	38,968	11,465,028

Net Increase (Decrease) in Net Assets Resulting from Operations	$113,714	$23,639,882
(1)July 16, 2024 (fund inception) through August 31, 2024.

See Notes to Financial Statements.
77

YEAR ENDED AUGUST 31, 2024
	Diversified Municipal Bond ETF	Emerging Markets Bond ETF
Investment Income (Loss)
Income:
Interest (net of foreign taxes withheld of $— and $232, respectively)	$14,761,593	$2,080,493
Securities lending, net	—	2,054
	14,761,593	2,082,547

Expenses:
Management fees	1,168,657	120,252
Other expenses	36	3,942
	1,168,693	124,194

Net investment income (loss)	13,592,900	1,958,353

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(3,768,423)	(1,102,649)
Futures contract transactions	63,526	(4,925)
Swap agreement transactions	—	(327,855)
	(3,704,897)	(1,435,429)

Change in net unrealized appreciation (depreciation) on:
Investments	15,939,890	3,096,601
Futures contracts	2,864	(26,135)
Swap agreements	—	111,429
	15,942,754	3,181,895

Net realized and unrealized gain (loss)	12,237,857	1,746,466

Net Increase (Decrease) in Net Assets Resulting from Operations	$25,830,757	$3,704,819

See Notes to Financial Statements.
78

YEAR ENDED AUGUST 31, 2024
	Multisector Floating Income ETF	Multisector Income ETF
Investment Income (Loss)
Income:
Interest (net of foreign taxes withheld of $— and $1,134, respectively)	$1,895,244	$11,020,289
Securities lending, net	—	17,695
	1,895,244	11,037,984

Expenses:
Management fees	79,367	633,521
Other expenses	—	25,207
	79,367	658,728

Net investment income (loss)	1,815,877	10,379,256

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	20,750	(472,819)
Futures contract transactions	91,909	1,083,258
Swap agreement transactions	—	151,795
Foreign currency translation transactions	—	(107)
	112,659	762,127

Change in net unrealized appreciation (depreciation) on:
Investments	(3,336)	7,250,293
Futures contracts	(11,230)	(723,344)
Swap agreements	—	120,924
	(14,566)	6,647,873

Net realized and unrealized gain (loss)	98,093	7,410,000

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,913,970	$17,789,256

See Notes to Financial Statements.
79

YEAR ENDED AUGUST 31, 2024
	Select High Yield ETF	Short Duration Strategic Income ETF
Investment Income (Loss)
Income:
Interest	$2,017,499	$2,209,010
Securities lending, net	18,734	1,037
	2,036,233	2,210,047

Expenses:
Management fees	148,680	121,864
Other expenses	—	295
	148,680	122,159

Net investment income (loss)	1,887,553	2,087,888

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(872,915)	292,647
Futures contract transactions	—	33,853
Swap agreement transactions	—	4,198
	(872,915)	330,698

Change in net unrealized appreciation (depreciation) on:
Investments	2,400,327	729,286
Futures contracts	—	(43,342)
Swap agreements	—	(13,331)
	2,400,327	672,613

Net realized and unrealized gain (loss)	1,527,412	1,003,311

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,414,965	$3,091,199

See Notes to Financial Statements.
80

Statements of Changes in Net Assets

YEARS ENDED AUGUST 31, 2024 AND AUGUST 31, 2023 (EXCEPT AS NOTED)
	California Municipal Bond ETF	Diversified Corporate Bond ETF
Increase (Decrease) in Net Assets	August 31, 2024(1)	August 31, 2024	August 31, 2023
Operations
Net investment income (loss)	$74,746	$12,174,854	$7,759,675
Net realized gain (loss)	(4,763)	1,253,473	(8,352,294)
Change in net unrealized appreciation (depreciation)	43,731	10,211,555	5,080,077
Net increase (decrease) in net assets resulting from operations	113,714	23,639,882	4,487,458

Distributions to Shareholders
From earnings	—	(11,800,430)	(7,219,925)

Capital Share Transactions
Proceeds from shares sold	22,564,365	145,618,445	79,206,250
Payments for shares redeemed	—	(75,831,635)	(6,833,720)
Other capital	40,616	6,765	4,374
Net increase (decrease) in net assets from capital share transactions	22,604,981	69,793,575	72,376,904

Net increase (decrease) in net assets	22,718,695	81,633,027	69,644,437

Net Assets
Beginning of period	—	213,329,186	143,684,749
End of period	$22,718,695	$294,962,213	$213,329,186

Transactions in Shares of the Funds
Sold	450,000	3,150,000	1,750,000
Redeemed	—	(1,650,000)	(150,000)
Net increase (decrease) in shares of the funds	450,000	1,500,000	1,600,000
(1)July 16, 2024 (fund inception) through August 31, 2024.

See Notes to Financial Statements.
81

YEARS ENDED AUGUST 31, 2024 AND AUGUST 31, 2023
	Diversified Municipal Bond ETF		Emerging Markets Bond ETF
Increase (Decrease) in Net Assets	August 31, 2024	August 31, 2023	August 31, 2024	August 31, 2023
Operations
Net investment income (loss)	$13,592,900	$8,034,645	$1,958,353	$1,797,752
Net realized gain (loss)	(3,704,897)	(7,169,764)	(1,435,429)	(2,531,575)
Change in net unrealized appreciation (depreciation)	15,942,754	3,384,438	3,181,895	1,591,023
Net increase (decrease) in net assets resulting from operations	25,830,757	4,249,319	3,704,819	857,200

Distributions to Shareholders
From earnings	(13,106,495)	(7,653,475)	(1,948,275)	(1,721,450)

Capital Share Transactions
Proceeds from shares sold	127,993,660	79,458,030	1,927,315	7,668,114
Payments for shares redeemed	(2,503,870)	(12,379,215)	(5,633,955)	—
Other capital	148,643	76,802	3,490	1,635
Net increase (decrease) in net assets from capital share transactions	125,638,433	67,155,617	(3,703,150)	7,669,749

Net increase (decrease) in net assets	138,362,695	63,751,461	(1,946,606)	6,805,499

Net Assets
Beginning of period	340,197,725	276,446,264	33,498,972	26,693,473
End of period	$478,560,420	$340,197,725	$31,552,366	$33,498,972

Transactions in Shares of the Funds
Sold	2,550,000	1,600,000	50,000	200,000
Redeemed	(50,000)	(250,000)	(150,000)	—
Net increase (decrease) in shares of the funds	2,500,000	1,350,000	(100,000)	200,000

See Notes to Financial Statements.
82

YEARS ENDED AUGUST 31, 2024 AND AUGUST 31, 2023 (EXCEPT AS NOTED)
	Multisector Floating Income ETF		Multisector Income ETF
Increase (Decrease) in Net Assets	August 31, 2024	August 31, 2023(1)	August 31, 2024	August 31, 2023
Operations
Net investment income (loss)	$1,815,877	$564,171	$10,379,256	$7,190,124
Net realized gain (loss)	112,659	15,254	762,127	(10,738,483)
Change in net unrealized appreciation (depreciation)	(14,566)	61,718	6,647,873	6,617,262
Net increase (decrease) in net assets resulting from operations	1,913,970	641,143	17,789,256	3,068,903

Distributions to Shareholders
From earnings	(1,628,885)	(443,120)	(10,316,970)	(6,790,560)

Capital Share Transactions
Proceeds from shares sold	37,872,675	20,000,000	48,475,385	48,934,155
Payments for shares redeemed	—	—	(27,098,820)	—
Other capital	102,256	54,000	66,225	65,461
Net increase (decrease) in net assets from capital share transactions	37,974,931	20,054,000	21,442,790	48,999,616

Net increase (decrease) in net assets	38,260,016	20,252,023	28,915,076	45,277,959

Net Assets
Beginning of period	20,252,023	—	159,640,648	114,362,689
End of period	$58,512,039	$20,252,023	$188,555,724	$159,640,648

Transactions in Shares of the Funds
Sold	750,000	400,000	1,150,000	1,150,000
Redeemed	—	—	(650,000)	—
Net increase (decrease) in shares of the funds	750,000	400,000	500,000	1,150,000
(1)March 14, 2023 (fund inception) through August 31, 2023.

See Notes to Financial Statements.

83

YEARS ENDED AUGUST 31, 2024 AND AUGUST 31, 2023 (EXCEPT AS NOTED)
	Select High Yield ETF		Short Duration Strategic Income ETF
Increase (Decrease) in Net Assets	August 31, 2024	August 31, 2023	August 31, 2024	August 31, 2023(1)
Operations
Net investment income (loss)	$1,887,553	$1,469,606	$2,087,888	$1,461,016
Net realized gain (loss)	(872,915)	(785,499)	330,698	(224,769)
Change in net unrealized appreciation (depreciation)	2,400,327	1,288,871	672,613	121,617
Net increase (decrease) in net assets resulting from operations	3,414,965	1,972,978	3,091,199	1,357,864

Distributions to Shareholders
From earnings	(1,906,860)	(1,511,520)	(2,050,610)	(1,211,965)

Capital Share Transactions
Proceeds from shares sold	2,227,325	2,210,905	22,793,965	35,175,415
Payments for shares redeemed	—	(2,177,200)	(5,103,230)	—
Other capital	208	1,715	25,210	48,233
Net increase (decrease) in net assets from capital share transactions	2,227,533	35,420	17,715,945	35,223,648

Net increase (decrease) in net assets	3,735,638	496,878	18,756,534	35,369,547

Net Assets
Beginning of period	30,977,686	30,480,808	35,369,547	—
End of period	$34,713,324	$30,977,686	$54,126,081	$35,369,547

Transactions in Shares of the Funds
Sold	50,000	50,000	450,000	700,000
Redeemed	—	(50,000)	(100,000)	—
Net increase (decrease) in shares of the funds	50,000	—	350,000	700,000
(1)October 11, 2022 (fund inception) through August 31, 2023.

See Notes to Financial Statements.
84

Notes to Financial Statements

AUGUST 31, 2024

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. American Century California Municipal Bond ETF (California Municipal Bond ETF), American Century Diversified Corporate Bond ETF (Diversified Corporate Bond ETF), American Century Diversified Municipal Bond ETF (Diversified Municipal Bond ETF), American Century Emerging Markets Bond ETF (Emerging Markets Bond ETF), American Century Multisector Floating Income ETF (Multisector Floating Income ETF), American Century Multisector Income ETF (Multisector Income ETF), American Century Select High Yield ETF (Select High Yield ETF) and American Century Short Duration Strategic Income ETF (Short Duration Strategic Income ETF) (collectively, the funds) are eight funds in a series issued by the trust. California Municipal Bond ETF’s investment objective is to seek high current income that is exempt from federal and California income taxes. Diversified Corporate Bond ETF’s investment objective is to seek to provide current income. Diversified Municipal Bond ETF’s investment objective is to seek current income that is exempt from federal income tax. Emerging Markets Bond ETF's investment objective is to seek to provide current income and capital appreciation. Multisector Floating Income ETF's investment objective is to seek income. As a secondary objective, Multisector Floating Income ETF seeks long-term capital appreciation. Multisector Income ETF's investment objective is to seek to provide a high level of current income and total return. Select High Yield ETF's investment objective is to seek to provide high current income. Short Duration Strategic Income ETF's investment objective is to seek income. As a secondary objective, Short Duration Strategic Income ETF seeks long-term capital appreciation. Shares of Short Duration Strategic Income ETF are listed for trading on The Nasdaq Stock Market LLC. Shares of the remaining funds are listed for trading on the NYSE Arca, Inc. California Municipal Bond ETF incepted on July 16, 2024. Multisector Floating Income ETF incepted on March 14, 2023. Short Duration Strategic Income ETF incepted on October 11, 2022.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the funds are determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, municipal securities and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the funds to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

85

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before each fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The funds may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually. Each fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes the funds to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the funds seek to increase their net investment income through the receipt of interest and fees. Such income is reflected separately within the Statements of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedules of Investments and Statements of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of August 31, 2024.

Remaining Contractual Maturity of Agreements
Fund / Securities Lending Transactions(1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Diversified Corporate Bond ETF
Corporate Bonds	$2,450,790	—	—	—	$2,450,790
Gross amount of recognized liabilities for securities lending transactions					$2,450,790
Multisector Income ETF
Corporate Bonds	$2,891,565	—	—	—	$2,891,565
Gross amount of recognized liabilities for securities lending transactions					$2,891,565
Select High Yield ETF
Corporate Bonds	$1,234,483	—	—	—	$1,234,483
Gross amount of recognized liabilities for securities lending transactions					$1,234,483
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.
86

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.  Various funds issued by American Century Strategic Asset Allocations, Inc. own, in aggregate, 20%, 65%, 40% and 18% of the shares of Diversified Corporate Bond ETF, Emerging Markets Bond ETF, Multisector Income ETF and Short Duration Strategic Income ETF, respectively. ACIM owns 56%, 83% and 35% of the shares of California Municipal Bond ETF, Multisector Floating Income ETF and Short Duration Strategic Income ETF, respectively. Various funds issued by American Century California Tax-Free and Municipal Funds own, in aggregate, 32% of the shares of California Municipal Bond ETF. Related parties do not invest in the funds for the purpose of exercising management or control.

ACIM has engaged Nomura Corporate Research and Asset Management Inc. (NCRAM) to serve as a subadvisor for Select High Yield ETF. NCRAM is responsible for making investment recommendations for the fund, subject to the oversight of the Board of Trustees and general supervision of the investment advisor and in accordance with the investment objective, polices and restrictions of the fund. ACIM pays all costs associated with retaining NCRAM as the subadvisor of the fund. A subsidiary of NCRAM’s parent company indirectly owns a non-controlling equity interest in ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the funds, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses, extraordinary expenses and, in the case of certain funds, fees and expenses of the independent trustees (including legal counsel fees). The fee is computed and accrued daily based on the daily net assets of each fund and paid monthly in arrears.

The annual management fee for each fund is as follows:

Annual Management Fee
California Municipal Bond ETF	0.27%
Diversified Corporate Bond ETF	0.29%
Diversified Municipal Bond ETF	0.29%
Emerging Markets Bond ETF	0.39%
Multisector Floating Income ETF	0.27%
Multisector Income ETF	0.35%
Select High Yield ETF	0.45%
Short Duration Strategic Income ETF	0.32%

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the funds. The trustees receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments and in kind transactions, for the period ended August 31, 2024 were as follows:

	California Municipal Bond ETF(1)	Diversified Corporate Bond ETF	Diversified Municipal Bond ETF	Emerging Markets Bond ETF
Purchases of U.S. Treasury and Government Agency obligations	—	$30,739,996	—	$651,899
Purchases of other investment securities	$21,426,833	$427,345,852	$191,385,247	$31,447,722
Total Purchases	$21,426,833	$458,085,848	$191,385,247	$32,099,621

Sales of U.S. Treasury and Government Agency obligations	—	$34,597,535	—	$329,734
Sales of other investment securities	$743,205	$427,320,568	$98,893,898	$31,486,713
Total Sales	$743,205	$461,918,103	$98,893,898	$31,816,447

	Multisector Floating Income ETF	Multisector Income ETF	Select High Yield ETF	Short Duration Strategic Income ETF
Purchases of U.S. Treasury and Government Agency obligations	$8,410,358	$73,358,718	—	$34,619,474
Purchases of other investment securities	$47,949,808	$193,002,362	$9,898,449	$45,884,712
Total Purchases	$56,360,166	$266,361,080	$9,898,449	$80,504,186

Sales of U.S. Treasury and Government Agency obligations	$4,434,275	$87,228,706	—	$31,711,880
Sales of other investment securities	$18,222,040	$168,288,056	$9,496,798	$37,912,423
Total Sales	$22,656,315	$255,516,762	$9,496,798	$69,624,303
(1) July 16, 2024 (fund inception) through August 31, 2024.
87

Securities received or delivered in kind through subscriptions and redemptions and in kind net realized gain (loss) for the period ended August 31, 2024 were as follows:

	In kind Subscriptions	In kind Redemptions	In kind Net Realized Gain/(Loss)*
Diversified Corporate Bond ETF	$141,420,764	$73,416,091	$1,427,883
Diversified Municipal Bond ETF	$49,608,616	—	—
Emerging Markets Bond ETF	$1,838,598	$4,732,553	$(87,754)
Multisector Income ETF	$33,126,574	$24,062,010	$(177,486)
Select High Yield ETF	$2,133,805	—	—
Short Duration Strategic Income ETF	$16,959,120	$4,033,782	$65,866
*Net realized gain (loss) on in kind transactions are not considered taxable for federal income tax purposes.

5. Capital Share Transactions

Each fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each fund issues and redeems shares at their NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). Authorized participants may be required to pay an additional variable charge to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statements of Changes in Net Assets.

6. Fair Value Measurements

The funds' investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedules of Investments provide additional information on the funds' portfolio holdings.

California Municipal Bond ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$21,340,210	—
Short-Term Investments	$2,668,002	—	—
	$2,668,002	$21,340,210	—
Other Financial Instruments
Futures Contracts	$725	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$535	—	—

88

Diversified Corporate Bond ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$272,720,820	—
U.S. Treasury Securities	—	5,565,596	—
Preferred Stocks	—	3,193,818	—
Short-Term Investments	$12,205,164	—	—
	$12,205,164	$281,480,234	—
Other Financial Instruments
Futures Contracts	$16,536	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$182,713	—	—

Diversified Municipal Bond ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$477,897,254	—

Other Financial Instruments
Futures Contracts	$18,115	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$15,251	—	—

Emerging Markets Bond ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Sovereign Governments and Agencies	—	$22,966,946	—
Corporate Bonds	—	5,568,326	—
U.S. Treasury Securities	—	1,424,291	—
Short-Term Investments	$1,214,874	—	—
	$1,214,874	$29,959,563	—
Other Financial Instruments
Futures Contracts	$25,893	—	—
Swap Agreements	—	$71,086	—
	$25,893	$71,086	—

Liabilities
Other Financial Instruments
Futures Contracts	$24,247	—	—
Swap Agreements	—	$48,926	—
	$24,247	$48,926	—

89

Multisector Floating Income ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Collateralized Loan Obligations	—	$21,276,922	—
Asset-Backed Securities	—	10,828,714	—
Commercial Mortgage-Backed Securities	—	9,026,732	—
Collateralized Mortgage Obligations	—	5,268,538	—
U.S. Treasury Securities	—	3,880,052	—
Short-Term Investments	$2,295,814	5,736,534	—
	$2,295,814	$56,017,492	—

Liabilities
Other Financial Instruments
Futures Contracts	$11,230	—	—

Multisector Income ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$94,792,751	—
U.S. Government Agency Mortgage-Backed Securities	—	22,475,552	—
Preferred Stocks	—	19,584,521	—
Collateralized Mortgage Obligations	—	10,505,885	—
U.S. Treasury Securities	—	10,108,448	—
Collateralized Loan Obligations	—	9,944,892	—
Asset-Backed Securities	—	9,213,584	—
Commercial Mortgage-Backed Securities	—	5,808,816	—
Bank Loan Obligations	—	1,797,933	—
Sovereign Governments and Agencies	—	482,761	—
Short-Term Investments	$6,747,312	—	—
	$6,747,312	$184,715,143	—
Other Financial Instruments
Futures Contracts	$12,783	—	—
Swap Agreements	—	$530,858	—
	$12,783	$530,858	—

Liabilities
Other Financial Instruments
Futures Contracts	$272,275	—	—

Select High Yield ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$33,178,576	—
Preferred Stocks	—	172,473	—
Short-Term Investments	$2,075,502	—	—
	$2,075,502	$33,351,049	—

90

Short Duration Strategic Income ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$22,886,717	—
U.S. Treasury Securities	—	14,581,680	—
Collateralized Mortgage Obligations	—	4,629,484	—
Preferred Stocks	—	4,131,364	—
Collateralized Loan Obligations	—	2,336,999	—
Asset-Backed Securities	—	2,158,050	—
Commercial Mortgage-Backed Securities	—	2,001,030	—
Bank Loan Obligations	—	499,362	—
Sovereign Governments and Agencies	—	57,184	—
Short-Term Investments	$414,730	—	—
	$414,730	$53,281,870	—
Other Financial Instruments
Futures Contracts	$3,965	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$17,888	—	—
Swap Agreements	—	$41,241	—
	$17,888	$41,241	—

7. Derivative Instruments

Credit Risk — The funds are subject to credit risk in the normal course of pursuing their investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments.

The funds' average notional amount to credit risk derivative instruments held during the period were as follows:

Emerging Markets Bond ETF	$4,946,675
Multisector Income ETF	$11,710,000
Short Duration Strategic Income ETF	$505,000

Interest Rate Risk — The funds are subject to interest rate risk in the normal course of pursuing their investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities.

91

The funds' average notional exposure to interest rate risk derivative instruments held during the period were as follows:

	Futures Contracts Purchased	Futures Contracts Sold
California Municipal Bond ETF	$412,914	$116,508
Diversified Corporate Bond ETF	$27,941,127	$5,886,521
Diversified Municipal Bond ETF	$9,142,875	$2,912,696
Emerging Markets Bond ETF	$3,267,504	$2,516,652
Multisector Floating Income ETF	$4,676,197	—
Multisector Income ETF	$75,618,360	$2,985,643
Short Duration Strategic Income ETF	$11,330,904	$3,099,436

Value of Derivative Instruments as of August 31, 2024

	Asset Derivatives		Liability Derivatives
Fund / Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
California Municipal Bond ETF
Interest Rate Risk	Receivable for variation margin on futures contracts*	$94	Payable for variation margin on futures contracts*	—
Diversified Corporate Bond ETF
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	$93,390
Diversified Municipal Bond ETF
Interest Rate Risk	Receivable for variation margin on futures contracts*	$1,141	Payable for variation margin on futures contracts*	—
Emerging Markets Bond ETF
Credit Risk	Receivable for variation margin on swap agreements*	$2,427	Payable for variation margin on swap agreements*	—
Interest Rate Risk	Receivable for variation margin on futures contracts*	172	Payable for variation margin on futures contracts*	—
		$2,599		—
Multisector Floating Income ETF
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	$7,906
Multisector Income ETF
Credit Risk	Receivable for variation margin on swap agreements*	$6,023	Payable for variation margin on swap agreements*	—
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	$150,811
		$6,023		$150,811
Short Duration Strategic Income ETF
Credit Risk	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	$467
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	9,015
		—		$9,482
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

92

Effect of Derivative Instruments on the Statement of Operations for the Year Ended August 31, 2024

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Fund / Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
California Municipal Bond ETF
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	$616	Change in net unrealized appreciation (depreciation) on futures contracts	$190
Diversified Corporate Bond ETF
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	$1,168,838	Change in net unrealized appreciation (depreciation) on futures contracts	$(280,709)
Diversified Municipal Bond ETF
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	$63,526	Change in net unrealized appreciation (depreciation) on futures contracts	$2,864
Emerging Markets Bond ETF
Credit Risk	Net realized gain (loss) on swap agreement transactions	$(327,855)	Change in net unrealized appreciation (depreciation) on swap agreements	$111,429
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(4,925)	Change in net unrealized appreciation (depreciation) on futures contracts	(26,135)
		$(332,780)		$85,294
Multisector Floating Income ETF
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	$91,909	Change in net unrealized appreciation (depreciation) on futures contracts	$(11,230)
Multisector Income ETF
Credit Risk	Net realized gain (loss) on swap agreement transactions	$151,795	Change in net unrealized appreciation (depreciation) on swap agreements	$120,924
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	1,083,258	Change in net unrealized appreciation (depreciation) on futures contracts	(723,344)
		$1,235,053		$(602,420)
Short Duration Strategic Income ETF
Credit Risk	Net realized gain (loss) on swap agreement transactions	$4,198	Change in net unrealized appreciation (depreciation) on swap agreements	$(13,331)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	33,853	Change in net unrealized appreciation (depreciation) on futures contracts	(43,342)
		$38,051		$(56,673)

8. Risk Factors

California Municipal Bond ETF focuses its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification. The fund invests in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

The value of the funds’ shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the funds and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The funds may invest in high-yield and lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

A fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.
93

9. Federal Tax Information

The tax character of distributions paid during the years ended August 31, 2024 and August 31, 2023 (except as noted) were as follows:

	2024			2023
	Distributions Paid From:			Distributions Paid From:
	Exempt Income	Ordinary Income	Long-term Capital Gains	Exempt Income	Ordinary Income	Long-term Capital Gains
California Municipal Bond ETF(1)	—	—	—	N/A	N/A	N/A
Diversified Corporate Bond ETF	—	$11,800,430	—	—	$7,219,925	—
Diversified Municipal Bond ETF	$13,106,495	—	—	$7,653,475	—	—
Emerging Markets Bond ETF	—	$1,948,275	—	—	$1,721,450	—
Multisector Floating Income ETF(2)	—	$1,628,885	—	—	$443,120	—
Multisector Income ETF	—	$10,316,970	—	—	$6,790,560	—
Select High Yield ETF	—	$1,906,860	—	—	$1,511,520	—
Short Duration Strategic Income ETF(3)	—	$2,050,610	—	—	$1,211,965	—
(1)July 16, 2024 (fund inception) through August 31, 2024.
(2)March 14, 2023 (fund inception) through August 31, 2023.
(3)October 11, 2022 (fund inception) through August 31, 2023.

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

	California Municipal Bond ETF	Diversified Corporate Bond ETF	Diversified Municipal Bond ETF	Emerging Markets Bond ETF
Federal tax cost of investments	$23,964,671	$286,899,474	$472,856,349	$30,233,974
Gross tax appreciation of investments	$96,519	$6,893,617	$8,401,944	$1,200,763
Gross tax depreciation of investments	(52,978)	(107,693)	(3,361,039)	(260,300)
Net tax appreciation (depreciation) of investments	43,541	6,785,924	5,040,905	940,463
Net tax appreciation (depreciation) on derivatives	—	—	—	(1,741)
Net tax appreciation (depreciation)	$43,541	$6,785,924	$5,040,905	$938,722
Other book-to-tax adjustments	—	$(39,140)	—	$(130,194)
Undistributed ordinary income	—	$1,292,181	—	$178,929
Undistributed exempt income	$74,746	—	$1,429,824	—
Accumulated short-term capital losses	$(4,573)	$(10,259,725)	$(7,736,099)	$(3,419,866)
Accumulated long-term capital losses	—	$(7,989,177)	$(7,829,139)	$(3,568,754)

	Multisector Floating Income ETF	Multisector Income ETF	Select High Yield ETF	Short Duration Strategic Income ETF
Federal tax cost of investments	$58,254,924	$187,167,306	$35,856,726	$52,881,915
Gross tax appreciation of investments	$94,185	$4,957,454	$590,721	$824,015
Gross tax depreciation of investments	(35,803)	(662,305)	(1,020,896)	(9,330)
Net tax appreciation (depreciation) of investments	58,382	4,295,149	(430,175)	814,685
Net tax appreciation (depreciation) on derivatives and translation of assets and liabilities in foreign currencies	—	115,925	—	(8,211)
Net tax appreciation (depreciation)	$58,382	$4,411,074	$(430,175)	$806,474
Other book-to-tax adjustments	—	$(52,191)	—	$(120,192)
Undistributed ordinary income	$363,664	$1,200,172	$176,802	$427,453
Accumulated long-term gains	$61,062	—	—	—
Accumulated short-term capital losses	—	$(8,924,215)	$(732,405)	—
Accumulated long-term capital losses	—	$(7,877,196)	$(1,239,981)	—

94

For Diversified Corporate Bond ETF, Diversified Municipal Bond ETF, Emerging Markets Bond ETF, Multisector Income ETF, Select High Yield ETF and Short Duration Strategic Income ETF the difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the treatment of non-shareholder capital contributions and income from defaulted securities and the realization for tax purposes of unrealized gains (losses) on futures contracts and unsettled interest on swap agreements. The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes for California Municipal Bond ETF and Multisector Floating Income ETF. Other book-to-tax adjustments are attributable primarily to the tax deferral of losses on straddle positions.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

10. Subsequent Event

On September 11, 2024, the Board of Trustees approved a plan of liquidation for Emerging Markets Bond ETF. The liquidation date is expected to be October 3, 2024.
95

Financial Highlights

For a Share Outstanding Throughout the Period Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
California Municipal Bond ETF
2024(4)	$50.00	0.21	0.17	0.38	0.11	$50.49	0.98%	0.27%	3.25%	5%	$22,719

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)July 16, 2024 (fund inception) through August 31, 2024.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Diversified Corporate Bond ETF
2024	$45.39	2.34	2.14	4.48	(2.30)	—	(2.30)	0.00(4)	$47.57	10.26%	0.29%	5.12%	198%	$294,962
2023	$46.35	1.91	(1.08)	0.83	(1.79)	—	(1.79)	0.00(4)	$45.39	1.85%	0.29%	4.18%	163%	$213,329
2022	$52.70	1.08	(6.45)	(5.37)	(0.98)	—	(0.98)	0.00(4)	$46.35	(10.30)%	0.29%	2.18%	181%	$143,685
2021	$52.72	0.93	0.66	1.59	(1.39)	(0.22)	(1.61)	0.00(4)	$52.70	3.08%	0.29%	1.77%	182%	$152,828
2020	$51.38	1.28	1.47	2.75	(1.40)	(0.03)	(1.43)	0.02	$52.72	5.48%	0.29%	2.50%	174%	$121,260

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Diversified Municipal Bond ETF
2024	$49.30	1.69	1.54	3.23	(1.64)	0.02	$50.91	6.75%	0.29%	3.38%	25%	$478,560
2023	$49.81	1.39	(0.57)	0.82	(1.34)	0.01	$49.30	1.70%	0.29%	2.82%	28%	$340,198
2022	$55.48	0.89	(5.76)	(4.87)	(0.82)	0.02	$49.81	(8.82)%	0.29%	1.70%	46%	$276,446
2021	$53.61	1.00	1.83	2.83	(1.05)	0.09	$55.48	5.50%	0.29%	1.82%	14%	$163,663
2020	$53.37	1.19	0.11	1.30	(1.15)	0.09	$53.61	2.66%	0.29%	2.26%	23%	$67,018

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Emerging Markets Bond ETF
2024	$37.22	2.39	2.18	4.57	(2.35)	0.00(4)	$39.44	12.83%	0.40%	6.36%	109%	$31,552
2023	$38.13	2.22	(0.97)	1.25	(2.16)	0.00(4)	$37.22	3.40%	0.43%	5.93%	72%	$33,499
2022	$50.30	2.13	(12.25)	(10.12)	(2.05)	0.00(4)	$38.13	(20.60)%	0.39%	4.87%	64%	$26,693
2021(5)	$50.00	0.36	0.11	0.47	(0.17)	0.00(4)	$50.30	0.95%	0.39%	4.14%	7%	$22,636

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Per-share amount was less than $0.005.
(5)June 29, 2021 (fund inception) through August 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Multisector Floating Income ETF
2024	$50.63	3.13	0.09	3.22	(3.15)	0.18	$50.88	6.99%	0.27%	6.18%	98%	$58,512
2023(4)	$50.00	1.41	0.19	1.60	(1.11)	0.14	$50.63	3.51%	0.28%	6.02%	24%	$20,252

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)March 14, 2023 (fund inception) through August 31, 2023.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Multisector Income ETF
2024	$42.57	2.46	1.78	4.24	(2.46)	0.02	$44.37	10.44%	0.36%	5.74%	147%	$188,556
2023	$43.99	2.19	(1.52)	0.67	(2.11)	0.02	$42.57	1.63%	0.35%	5.10%	174%	$159,641
2022	$50.24	1.67	(6.41)	(4.74)	(1.53)	0.02	$43.99	(9.60)%	0.35%	3.55%	147%	$114,363
2021(4)	$50.00	0.27	0.02	0.29	(0.13)	0.08	$50.24	0.75%	0.35%	3.08%	75%	$82,904

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)June 29, 2021 (fund inception) through August 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Select High Yield ETF
2024	$44.25	2.56	2.07	4.63	(2.60)	0.00(4)	$46.28	10.89%	0.45%	5.72%	30%	$34,713
2023	$43.54	2.24	0.77	3.01	(2.30)	0.00(4)	$44.25	7.14%	0.45%	5.15%	18%	$30,978
2022(5)	$50.00	1.58	(6.54)	(4.96)	(1.51)	0.01	$43.54	(10.04)%	0.45%	4.32%	12%	$30,481

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Per-share amount was less than $0.005.
(5)November 16, 2021 (fund inception) through August 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Short Duration Strategic Income ETF
2024	$50.53	2.78	1.07	3.85	(2.86)	0.03	$51.55	7.98%	0.32%	5.49%	207%	$54,126
2023(4)	$50.00	2.38	—(5)	2.38	(1.93)	0.08	$50.53	4.98%	0.32%	5.28%	195%	$35,370

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)October 11, 2022 (fund inception) through August 31, 2023.
(5)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of American Century ETF Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of American Century California Municipal Bond ETF, American Century Diversified Corporate Bond ETF, American Century Diversified Municipal Bond ETF, American Century Emerging Markets Bond ETF, American Century Multisector Floating Income ETF, American Century Multisector Income ETF, American Century Select High Yield ETF, and American Century Short Duration Strategic Income ETF (the “Funds”), eight of the funds constituting the American Century ETF Trust, as of August 31, 2024, the related statements of operations, the statements of changes in net assets, and the financial highlights for the periods indicated in the table below; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2024, and the results of their operations, the changes in their net assets, and the financial highlights for the periods listed in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Fund Constituting the American Century ETF Trust	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
American Century California Municipal Bond ETF	For the period from July 16, 2024 (fund inception) through August 31, 2024
American Century Diversified Corporate Bond ETF	For the year ended August 31, 2024	For the years ended August 31, 2024 and 2023	For the years ended August 31, 2024, 2023, 2022, 2021, and 2020
American Century Diversified Municipal Bond ETF	For the year ended August 31, 2024	For the years ended August 31, 2024 and 2023	For the years ended August 31, 2024, 2023, 2022, 2021, and 2020
American Century Emerging Markets Bond ETF	For the year ended August 31, 2024	For the years ended August 31, 2024 and 2023	For the years ended August 31, 2024, 2023, and 2022, and the period from June 29, 2021 (fund inception) through August 31, 2021
American Century Multisector Floating Income ETF	For the year ended August 31, 2024	For the year ended August 31, 2024, and the period from March 14, 2023 (fund inception) through August 31, 2023
American Century Multisector Income ETF	For the year ended August 31, 2024	For the years ended August 31, 2024 and 2023	For the years ended August 31, 2024, 2023, and 2022, and the period from June 29, 2021 (fund inception) through August 31, 2021
American Century Select High Yield ETF	For the year ended August 31, 2024	For the years ended August 31, 2024 and 2023	For the years ended August 31, 2024 and 2023, and the period from November 16, 2021 (fund inception) through August 31, 2022
American Century Short Duration Strategic Income ETF	For the year ended August 31, 2024	For the year ended August 31, 2024, and the period from October 11, 2022 (fund inception) through August 31, 2023

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

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Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
October 16, 2024

We have served as the auditor of one or more American Century investment companies since 1997.
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Approval of Management and Subadvisory Agreements
American Century California Municipal Bond ETF

At a meeting held on March 21, 2024, the Fund’s Board of Trustees (the “Board”) unanimously approved the initial management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the American Century California Municipal Bond ETF (the “New Fund”). Under the Investment Company Act of 1940, new contracts for investment advisory services are required to be approved by a majority of a fund’s independent Trustees.
In advance of the Board’s consideration, the Advisor provided information concerning the New Fund. The materials reviewed and the discussions held detailed the investment objective and strategy proposed to be utilized by the Advisor, the New Fund’s characteristics and key attributes, the rationale for launching the New Fund, the experience of the staff designated to manage the New Fund, the proposed pricing, and the markets in which the New Fund would be sold. The information considered and the discussions held included, but were not limited to:

•the nature, extent, and quality of investment management and other services to be provided to the New Fund;
•the wide range of other programs and services the Advisor would provide to the New Fund and its shareholders on a routine and non-routine basis;
•the New Fund’s proposed investment objective and strategy, including a discussion of its anticipated investment performance and proposed benchmark;
•the cost of owning the New Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience; and
•any collateral benefits derived by the Advisor from the management of the New Fund.

Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent data provider and comparing the New Fund’s fee to the total expense ratio of expected peer funds. The annual management fees charged to shareholders of the New Fund were anticipated to be below the median of the total expense ratios of its respective peer universe.
When considering the approval of the management agreement for the New Fund, the independent Trustees considered the entrepreneurial risk that the Advisor assumes in launching a new fund. In particular, they considered the fact that the Advisor will assume a substantial part of the start-up costs of the New Fund and the risk that the New Fund will not grow to a level that will become profitable to the Advisor. The Board considered the position that the New Fund would take in the lineup of the American Century Investments’ family of funds and the benefits to shareholders of existing funds of the broadened product offering. Finally, while not specifically discussed, but important in the decision to approve the management agreement, is the Trustees’ familiarity with the Advisor. A majority of the Board oversees and evaluates on a continuous basis the nature and quality of all services the Advisor performs for other funds within the American Century Investments’ complex. As such, the Trustees have confidence in the Advisor’s integrity and competence in providing services to the New Fund.
The independent Trustees considered all of the information provided by the Advisor and the independent Trustees’ independent counsel in connection with the approval, and evaluated such information for the New Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling, and each Trustee may have attributed different levels of importance to different factors. The independent Trustees concluded that the terms of the management agreement were fair and reasonable and that the management fee to be charged to the New Fund is reasonable in light of the services to be provided and should be approved.
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American Century Diversified Corporate Bond ETF
American Century Diversified Municipal Bond ETF
American Century Emerging Markets Bond ETF
American Century Multisector Floating Income ETF
American Century Multisector Income ETF
American Century Short Duration Strategic Income ETF

At a meeting held on June 20, 2024, the Funds’ Board of Trustees (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for each of the Funds. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees.

Prior to its consideration of the management agreement renewal, the Trustees requested and reviewed extensive data and information compiled by the Advisor and certain independent data providers concerning the Funds. This review was in addition to the oversight and evaluation undertaken by the Board and its Audit Committee on a continual basis and the information received was supplemental to the extensive information that the Board and its Audit Committee receive and consider over time.

In connection with its consideration of the management agreement renewal, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Funds;
•the wide range of programs and services the Advisor and other service providers provide to the Funds and their shareholders on a routine and non-routine basis;
•the Funds’ investment performance compared to appropriate benchmarks and/or peer groups of other funds with similar investment objectives and strategies;
•the cost of owning the Funds compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Funds, the profitability of the Funds to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Funds;
•any collateral benefits derived by the Advisor from the management of the Funds;
•fees and expenses associated with any investment by the Funds in other funds;
•payments to intermediaries by the Funds and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

The independent Trustees met separately in private sessions to discuss the renewal and to review and discuss the information provided in response to their request. The independent Trustees also held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Funds. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling, and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under each Fund’s management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of each Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include the following:

•constructing and designing each Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
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•daily valuation of each Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by each Fund under Rule 12b-1 plans)

Investment Management Services. The nature of the investment management services provided to the Funds is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage each Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board provides oversight of the investment performance process. It regularly reviews investment performance information for each Fund, together with comparative information for appropriate benchmarks over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The performance for American Century Diversified Municipal Bond ETF was above its benchmark for the one-, three-, and five-year periods reviewed by the Board. The performance for American Century Multisector Income ETF and American Century Short Duration Strategic Income ETF was above each Fund’s respective benchmark for the one-year period reviewed by the Board. The performance for American Century Diversified Corporate Bond ETF was below its benchmark for the one-, three-, and five-year periods reviewed by the Board. The performance for American Century Emerging Markets Bond ETF was below its benchmark for the one-year period reviewed by the Board. The Board found the investment management services provided by the Advisor to each Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides or arranges for a comprehensive package of services to the Funds. The Board, directly and through its Audit Committee, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to each Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Funds, its profitability in managing each Fund (pre- and post-distribution), and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Funds.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to the Funds and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of each Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that each Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1, and, for certain funds, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel). Under the unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense
108

ratios of its peers. The unified fee charged to shareholders of each of American Century Diversified Corporate Bond ETF and American Century Short Duration Strategic Income ETF was below the median of the total expense ratios of each Fund’s respective peer expense universe and was within the range of its peer expense group. The unified fee charged to shareholders of each of American Century Diversified Municipal Bond ETF and American Century Multisector Floating Income ETF was below the median of the total expense ratios of each Fund’s respective peer expense universe and was the lowest of its peer expense group. The unified fee charged to shareholders of each of American Century Emerging Markets Bond ETF and American Century Multisector Income ETF was the lowest of the total expense ratios of each Fund’s respective peer expense universe and peer expense group. The Board concluded that the management fee paid by each Fund to the Advisor under its management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to funds or other advisory clients managed similarly to the Funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Funds. The Board analyzed this information and concluded that the fees charged and services provided to the Funds were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by each Fund and the Advisor and services provided in response thereto. These payments could include various payments made by each Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for each Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Funds. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Funds’ operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in each Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to each Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreement are fair and reasonable and that the management fee charged to each Fund is fair in light of the services provided and that the investment management agreement between each Fund and the Advisor should be renewed for an additional one-year period.

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American Century Select High Yield ETF

At a meeting held on June 20, 2024, the Fund’s Board of Trustees (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. The Board also unanimously approved the renewal of the investment subadvisory agreement pursuant to which Nomura Corporate Research and Asset Management, Inc. (the “Subadvisor”) acts as subadvisor to the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees.

Prior to its consideration of the renewal of the management agreement and the subadvisory agreement, the Trustees requested and reviewed extensive data and information compiled by the Advisor, the Subadvisor, and certain independent data providers concerning the Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its Audit Committee on a continual basis and the information received was supplemental to the extensive information that the Board and its Audit Committee receive and consider over time.

In connection with its consideration of the renewal of the management agreement and the subadvisory agreement, the Board’s review and evaluation of the services provided by the Advisor, the Advisor’s affiliates, and the Subadvisor included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of the Subadvisor and certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

The independent Trustees met separately in private sessions to discuss the renewal and to review and discuss the information provided in response to their request. The independent Trustees also held active discussions with the Advisor regarding the renewal of the management agreement and the subadvisory agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the Subadvisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement and the subadvisory agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling, and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement and subadvisory agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include the following:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
110

•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, and liquidity. In evaluating investment performance, the Board expects the Advisor and the Subadvisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor and the Subadvisor have an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor and the Subadvisor utilize teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor and/or the Subadvisor the reasons for such results and any actions being taken to improve performance. The Fund’s performance was below its benchmark for the one-year period reviewed by the Board. The Board found the investment management services provided by the Advisor and the Subadvisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides or arranges for a comprehensive package of services to the Fund. The Board, directly and through its Audit Committee, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund. The Board did not consider the profitability of the Subadvisor because the Subadvisor is paid from the unified management fee of the Advisor as a result of arms’ length negotiations.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to the Fund and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1, and, for certain funds, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel). The Board specifically noted that the subadvisory fee paid to the Subadvisor and the terms of the Subadvisory Agreement were subject to arms’ length negotiation between the Advisor and the Subadvisor and are paid by the Advisor out of its unified management fee. Under the unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense
111

ratios of its peers. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to funds or other advisory clients managed similarly to the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments could include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients.

Existing Relationships. The Board also considered whether there was any reason for not continuing the existing arrangements with the Advisor and the Subadvisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationships. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s and/or the Subadvisor’s industry standing and reputation and in the expectation that the Advisor and/or the Subadvisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor, the Subadvisor, and others in connection with its review and received over time, determined that the terms of the management agreement and the subadvisory agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement and subadvisory agreement should be renewed for an additional one-year period.

112

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

Diversified Municipal Bond ETF designates $13,106,495 as exempt interest dividends for the fiscal year ended August 31, 2024.

Multisector Floating Income ETF and Short Duration Strategic Income ETF hereby designate $11,972 and $561, respectively, as qualified short-term capital gain distributions for purposes of Internal Revenue Code Section 871 for the fiscal year ended August 31, 2024.

For nonresident alien shareholders, the funds hereby designate the following, or up to the maximum amount allowable, of ordinary income distributions as qualified interest income for the fiscal year ended August 31, 2024.

California Municipal Bond ETF	Diversified Corporate Bond ETF	Diversified Municipal Bond ETF	Emerging Markets Bond ETF	Multisector Floating Income ETF	Multisector Income ETF	Select High Yield ETF	Short Duration Strategic Income ETF
—	$10,124,221	—	$120,514	$1,032,158	$7,494,117	$1,531,512	$1,493,439
Short Duration Strategic Income ETF utilized earnings and profits of $8,389 distributed to shareholders on redemptions of shares as part of the dividends paid deduction (tax equalization).

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Annual Financial Statements and Other Information

August 31, 2024

American Century® Focused Dynamic Growth ETF (FDG)
American Century® Focused Large Cap Value ETF (FLV)
American Century® Mid Cap Growth Impact ETF (MID)
American Century® Sustainable Equity ETF (ESGA)
American Century® Sustainable Growth ETF (ESGY)

Schedules of Investments

AUGUST 31, 2024

Focused Dynamic Growth ETF
	Shares	Value
COMMON STOCKS — 99.7%
Aerospace and Defense — 0.8%
Rocket Lab USA, Inc.(1)(2)	292,644	$1,834,878
Automobiles — 5.2%
Tesla, Inc.(1)	58,090	12,437,650
Beverages — 2.4%
Boston Beer Co., Inc., Class A(1)	3,447	936,619
Constellation Brands, Inc., Class A	20,544	4,945,146
		5,881,765
Biotechnology — 10.9%
Alnylam Pharmaceuticals, Inc.(1)	26,944	7,077,919
Argenx SE, ADR(1)	8,615	4,456,712
Ascendis Pharma AS, ADR(1)	19,993	2,768,031
Blueprint Medicines Corp.(1)	29,572	2,825,309
Regeneron Pharmaceuticals, Inc.(1)	7,840	9,287,970
		26,415,941
Broadline Retail — 8.9%
Amazon.com, Inc.(1)	121,092	21,614,922
Capital Markets — 0.4%
S&P Global, Inc.	1,614	828,369
Energy Equipment and Services — 1.7%
Cactus, Inc., Class A	68,697	4,088,845
Entertainment — 3.8%
Netflix, Inc.(1)	12,551	8,802,644
Spotify Technology SA(1)	756	259,217
		9,061,861
Financial Services — 6.4%
Block, Inc.(1)	68,200	4,506,656
Mastercard, Inc., Class A	18,186	8,790,021
Visa, Inc., Class A	7,921	2,189,127
		15,485,804
Health Care Equipment and Supplies — 3.5%
Intuitive Surgical, Inc.(1)	17,185	8,465,847
Hotels, Restaurants and Leisure — 4.3%
Cava Group, Inc.(1)	2,070	236,063
Chipotle Mexican Grill, Inc.(1)	152,083	8,528,814
DoorDash, Inc., Class A(1)	13,163	1,694,210
		10,459,087
Insurance — 0.1%
Kinsale Capital Group, Inc.	481	236,214
Interactive Media and Services — 10.1%
Alphabet, Inc., Class C	73,415	12,121,551
Meta Platforms, Inc., Class A	23,635	12,321,162
		24,442,713
IT Services — 4.4%
Okta, Inc.(1)	78,127	6,150,939
Shopify, Inc., Class A(1)	61,720	4,571,600
		10,722,539
Machinery — 1.5%
Graco, Inc.	12,342	1,028,706
2

Focused Dynamic Growth ETF
	Shares	Value
Westinghouse Air Brake Technologies Corp.	15,078	$2,556,776
		3,585,482
Pharmaceuticals — 0.6%
Structure Therapeutics, Inc., ADR(1)(2)	40,710	1,552,272
Professional Services — 1.5%
Paylocity Holding Corp.(1)	12,302	1,985,543
Verisk Analytics, Inc.	6,096	1,663,111
		3,648,654
Semiconductors and Semiconductor Equipment — 19.0%
ARM Holdings PLC, ADR(1)(2)	12,457	1,655,286
Monolithic Power Systems, Inc.	5,993	5,601,537
NVIDIA Corp.	323,440	38,609,033
		45,865,856
Software — 14.2%
Cadence Design Systems, Inc.(1)	24,983	6,718,678
DocuSign, Inc.(1)	36,666	2,170,994
HubSpot, Inc.(1)	7,773	3,879,271
Microsoft Corp.	28,048	11,699,943
Salesforce, Inc.	39,357	9,953,385
		34,422,271
TOTAL COMMON STOCKS (Cost $160,036,304)		241,050,970
SHORT-TERM INVESTMENTS — 1.1%
Money Market Funds — 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	801,576	801,576
State Street Navigator Securities Lending Government Money Market Portfolio(3)	1,896,623	1,896,623
TOTAL SHORT-TERM INVESTMENTS (Cost $2,698,199)		2,698,199
TOTAL INVESTMENT SECURITIES — 100.8% (Cost $162,734,503)		243,749,169
OTHER ASSETS AND LIABILITIES — (0.8)%		(1,949,242)
TOTAL NET ASSETS — 100.0%		$241,799,927

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $3,780,908. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $3,861,347, which includes securities collateral of $1,964,724.

See Notes to Financial Statements.
3

AUGUST 31, 2024

Focused Large Cap Value ETF
	Shares	Value
COMMON STOCKS — 98.2%
Aerospace and Defense — 1.5%
RTX Corp.	29,730	$3,666,898
Air Freight and Logistics — 3.4%
United Parcel Service, Inc., Class B	62,037	7,974,856
Banks — 6.4%
JPMorgan Chase & Co.	35,454	7,970,059
Truist Financial Corp.	161,868	7,196,652
		15,166,711
Beverages — 1.8%
Anheuser-Busch InBev SA, ADR(1)	68,810	4,227,686
Capital Markets — 5.6%
Bank of New York Mellon Corp.	78,498	5,355,134
BlackRock, Inc.	4,379	3,949,026
Charles Schwab Corp.	62,390	4,061,589
		13,365,749
Communications Equipment — 3.9%
Cisco Systems, Inc.	92,851	4,692,689
F5, Inc.(2)	21,972	4,463,612
		9,156,301
Construction Materials — 1.8%
CRH PLC	47,883	4,346,340
Containers and Packaging — 1.4%
Packaging Corp. of America	15,876	3,326,657
Diversified Telecommunication Services — 2.3%
Verizon Communications, Inc.	127,890	5,343,244
Electric Utilities — 4.4%
Duke Energy Corp.	91,349	10,409,219
Electronic Equipment, Instruments and Components — 1.8%
TE Connectivity Ltd.	28,294	4,345,958
Financial Services — 2.7%
Berkshire Hathaway, Inc., Class B(2)	13,464	6,407,787
Food Products — 5.6%
Conagra Brands, Inc.	133,556	4,166,947
General Mills, Inc.	66,479	4,805,767
Mondelez International, Inc., Class A	59,096	4,243,684
		13,216,398
Gas Utilities — 2.7%
Atmos Energy Corp.	48,662	6,362,070
Ground Transportation — 3.7%
Norfolk Southern Corp.	34,125	8,741,460
Health Care Equipment and Supplies — 10.1%
Becton Dickinson & Co.	19,795	4,798,506
Medtronic PLC	111,288	9,857,891
Zimmer Biomet Holdings, Inc.	80,731	9,321,201
		23,977,598
Health Care Providers and Services — 5.7%
Henry Schein, Inc.(2)	69,230	4,884,177
Quest Diagnostics, Inc.	19,461	3,054,793
UnitedHealth Group, Inc.	9,442	5,572,668
		13,511,638
Household Products — 2.1%
Kimberly-Clark Corp.	34,899	5,048,489
4

Focused Large Cap Value ETF
	Shares	Value
Insurance — 5.0%
Allstate Corp.	22,482	$4,247,749
Marsh & McLennan Cos., Inc.	13,096	2,979,471
Reinsurance Group of America, Inc.	20,384	4,499,972
		11,727,192
Oil, Gas and Consumable Fuels — 6.9%
Exxon Mobil Corp.	58,926	6,949,733
ONEOK, Inc.	72,804	6,724,177
TotalEnergies SE, ADR(1)	39,316	2,712,804
		16,386,714
Personal Care Products — 5.8%
Kenvue, Inc.	294,661	6,467,809
Unilever PLC, ADR	112,042	7,259,201
		13,727,010
Pharmaceuticals — 9.2%
Johnson & Johnson	105,562	17,508,513
Sanofi SA, ADR	75,672	4,257,307
		21,765,820
Semiconductors and Semiconductor Equipment — 2.9%
Analog Devices, Inc.	29,482	6,923,553
Specialized REITs — 1.5%
American Tower Corp.	15,666	3,510,124
TOTAL COMMON STOCKS (Cost $200,487,592)		232,635,472
SHORT-TERM INVESTMENTS — 2.9%
Money Market Funds — 2.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,760,329	3,760,329
State Street Navigator Securities Lending Government Money Market Portfolio(3)	3,175,769	3,175,769
TOTAL SHORT-TERM INVESTMENTS (Cost $6,936,098)		6,936,098
TOTAL INVESTMENT SECURITIES — 101.1% (Cost $207,423,690)		239,571,570
OTHER ASSETS AND LIABILITIES — (1.1)%		(2,604,808)
TOTAL NET ASSETS — 100.0%		$236,966,762

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $3,108,431. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $3,175,769.

See Notes to Financial Statements.
5

AUGUST 31, 2024

Mid Cap Growth Impact ETF
	Shares	Value
COMMON STOCKS — 97.5%
Banks — 1.7%
NU Holdings Ltd., Class A(1)	81,338	$1,217,630
Biotechnology — 5.2%
Alnylam Pharmaceuticals, Inc.(1)	4,040	1,061,268
Argenx SE, ADR(1)	2,264	1,171,212
Natera, Inc.(1)	11,845	1,400,790
		3,633,270
Building Products — 4.1%
AZEK Co., Inc.(1)	9,586	408,651
Lennox International, Inc.	4,196	2,476,438
		2,885,089
Capital Markets — 5.8%
MSCI, Inc.	7,052	4,094,321
Chemicals — 8.9%
Avient Corp.	57,115	2,806,060
Element Solutions, Inc.	130,130	3,479,676
		6,285,736
Commercial Services and Supplies — 4.8%
Republic Services, Inc.	16,352	3,404,650
Distributors — 3.9%
Pool Corp.	7,726	2,716,616
Diversified Consumer Services — 8.1%
Bright Horizons Family Solutions, Inc.(1)	20,472	2,880,820
Duolingo, Inc.(1)	13,090	2,782,541
		5,663,361
Electrical Equipment — 3.9%
Hubbell, Inc.	4,610	1,843,631
Vertiv Holdings Co.	10,857	901,457
		2,745,088
Electronic Equipment, Instruments and Components — 2.8%
CDW Corp.	8,727	1,969,160
Health Care Equipment and Supplies — 6.1%
Dexcom, Inc.(1)	14,392	997,941
GE HealthCare Technologies, Inc.	9,850	835,477
IDEXX Laboratories, Inc.(1)	3,107	1,495,492
Insulet Corp.(1)	4,706	954,236
		4,283,146
Health Care Providers and Services — 1.5%
Cencora, Inc.	4,281	1,025,599
Hotels, Restaurants and Leisure — 4.9%
Airbnb, Inc., Class A(1)	10,927	1,281,846
Chipotle Mexican Grill, Inc.(1)	38,522	2,160,314
		3,442,160
Household Products — 2.7%
Church & Dwight Co., Inc.	18,874	1,922,883
Independent Power and Renewable Electricity Producers — 1.8%
Vistra Corp.	14,524	1,240,785
IT Services — 4.0%
Cloudflare, Inc., Class A(1)	33,924	2,786,517
Life Sciences Tools and Services — 2.8%
Bio-Techne Corp.	9,720	719,183
IQVIA Holdings, Inc.(1)	4,869	1,224,797
		1,943,980
6

Mid Cap Growth Impact ETF
	Shares	Value
Machinery — 2.0%
Xylem, Inc.	10,380	$1,427,562
Oil, Gas and Consumable Fuels — 2.5%
Targa Resources Corp.	12,001	1,762,947
Professional Services — 3.7%
Equifax, Inc.	3,525	1,082,634
Jacobs Solutions, Inc.	10,148	1,531,130
		2,613,764
Semiconductors and Semiconductor Equipment — 6.7%
Enphase Energy, Inc.(1)	14,519	1,757,380
Monolithic Power Systems, Inc.	3,186	2,977,890
		4,735,270
Software — 6.1%
Cadence Design Systems, Inc.(1)	7,052	1,896,494
Manhattan Associates, Inc.(1)	8,979	2,374,317
		4,270,811
Textiles, Apparel and Luxury Goods — 2.0%
On Holding AG, Class A(1)(2)	30,086	1,413,440
Trading Companies and Distributors — 1.5%
Core & Main, Inc., Class A(1)	22,386	1,075,200
TOTAL COMMON STOCKS (Cost $57,881,312)		68,558,985
SHORT-TERM INVESTMENTS — 2.5%
Money Market Funds — 2.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $1,760,727)	1,760,727	1,760,727
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $59,642,039)		70,319,712
OTHER ASSETS AND LIABILITIES — 0.0%		8,965
TOTAL NET ASSETS — 100.0%		$70,328,677

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,060,057. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. At the period end, the aggregate value of the collateral held by the fund was $1,079,877, all of which is securities collateral.

See Notes to Financial Statements.
7

AUGUST 31, 2024

Sustainable Equity ETF
	Shares	Value
COMMON STOCKS — 99.6%
Aerospace and Defense — 0.4%
Lockheed Martin Corp.	1,708	$970,315
Air Freight and Logistics — 0.9%
FedEx Corp.	3,855	1,151,758
United Parcel Service, Inc., Class B	9,112	1,171,348
		2,323,106
Automobile Components — 0.5%
Aptiv PLC(1)	17,083	1,221,947
Automobiles — 0.8%
Tesla, Inc.(1)	9,798	2,097,850
Banks — 3.6%
Bank of America Corp.	60,221	2,454,006
JPMorgan Chase & Co.	20,944	4,708,211
Regions Financial Corp.	95,350	2,233,097
		9,395,314
Beverages — 1.1%
PepsiCo, Inc.	16,975	2,934,638
Biotechnology — 2.3%
AbbVie, Inc.	18,202	3,573,235
Amgen, Inc.	4,030	1,345,335
Vertex Pharmaceuticals, Inc.(1)	2,322	1,151,456
		6,070,026
Broadline Retail — 3.2%
Amazon.com, Inc.(1)	47,606	8,497,671
Building Products — 1.0%
Johnson Controls International PLC	35,811	2,608,831
Capital Markets — 4.2%
Ameriprise Financial, Inc.	3,514	1,579,332
BlackRock, Inc.	2,202	1,985,786
Intercontinental Exchange, Inc.	7,968	1,287,230
Morgan Stanley	32,346	3,351,369
S&P Global, Inc.	5,750	2,951,130
		11,154,847
Chemicals — 1.8%
Ecolab, Inc.	7,393	1,871,760
Linde PLC	6,153	2,942,672
		4,814,432
Communications Equipment — 1.2%
Cisco Systems, Inc.	22,571	1,140,739
Motorola Solutions, Inc.	4,379	1,935,693
		3,076,432
Consumer Finance — 0.7%
American Express Co.	6,749	1,745,629
Consumer Staples Distribution & Retail — 2.4%
Costco Wholesale Corp.	2,417	2,156,883
Sysco Corp.	27,234	2,123,435
Target Corp.	13,876	2,131,631
		6,411,949
Containers and Packaging — 0.5%
Ball Corp.	19,754	1,260,503
Distributors — 0.4%
LKQ Corp.	28,400	1,181,156
8

Sustainable Equity ETF
	Shares	Value
Diversified Telecommunication Services — 0.9%
Verizon Communications, Inc.	55,204	$2,306,423
Electric Utilities — 1.7%
NextEra Energy, Inc.	54,912	4,420,965
Electrical Equipment — 0.9%
Eaton Corp. PLC	7,636	2,343,717
Electronic Equipment, Instruments and Components — 0.5%
CDW Corp.	6,481	1,462,373
Energy Equipment and Services — 1.0%
Schlumberger NV	59,413	2,613,578
Entertainment — 0.5%
Liberty Media Corp.-Liberty Formula One, Class C(1)	4,662	363,869
Walt Disney Co.	10,253	926,666
		1,290,535
Financial Services — 2.6%
Block, Inc.(1)	7,908	522,561
Mastercard, Inc., Class A	4,578	2,212,730
Visa, Inc., Class A	15,414	4,259,967
		6,995,258
Food Products — 0.7%
Mondelez International, Inc., Class A	25,117	1,803,652
Ground Transportation — 1.6%
Saia, Inc.(1)	921	346,139
Uber Technologies, Inc.(1)	21,466	1,569,809
Union Pacific Corp.	9,041	2,315,310
		4,231,258
Health Care Equipment and Supplies — 1.1%
Dexcom, Inc.(1)	8,998	623,921
IDEXX Laboratories, Inc.(1)	1,179	567,488
Intuitive Surgical, Inc.(1)	3,660	1,803,026
		2,994,435
Health Care Providers and Services — 3.0%
Cigna Group	6,912	2,500,831
UnitedHealth Group, Inc.	8,991	5,306,488
		7,807,319
Hotels, Restaurants and Leisure — 0.6%
Airbnb, Inc., Class A(1)	3,935	461,615
Chipotle Mexican Grill, Inc.(1)	19,090	1,070,567
		1,532,182
Household Products — 1.1%
Colgate-Palmolive Co.	7,578	807,057
Procter & Gamble Co.	12,836	2,201,887
		3,008,944
Industrial Conglomerates — 0.7%
Honeywell International, Inc.	8,492	1,765,572
Industrial REITs — 1.5%
Prologis, Inc.	30,538	3,903,367
Insurance — 2.4%
Marsh & McLennan Cos., Inc.	7,321	1,665,601
MetLife, Inc.	17,503	1,356,132
Progressive Corp.	7,925	1,998,685
Prudential Financial, Inc.	10,803	1,308,892
		6,329,310
9

Sustainable Equity ETF
	Shares	Value
Interactive Media and Services — 6.3%
Alphabet, Inc., Class A	63,566	$10,385,413
Meta Platforms, Inc., Class A	11,951	6,230,176
		16,615,589
IT Services — 2.0%
Accenture PLC, Class A	9,561	3,269,384
International Business Machines Corp.	9,541	1,928,522
		5,197,906
Leisure Products — 0.3%
YETI Holdings, Inc.(1)	18,167	732,493
Life Sciences Tools and Services — 3.0%
Agilent Technologies, Inc.	17,477	2,497,813
Danaher Corp.	12,162	3,275,348
Thermo Fisher Scientific, Inc.	3,703	2,277,604
		8,050,765
Machinery — 2.5%
Cummins, Inc.	6,583	2,059,492
Deere & Co.	2,711	1,045,741
Parker-Hannifin Corp.	3,242	1,945,848
Xylem, Inc.	11,606	1,596,173
		6,647,254
Oil, Gas and Consumable Fuels — 2.3%
ConocoPhillips	27,387	3,116,367
EOG Resources, Inc.	22,003	2,834,426
		5,950,793
Pharmaceuticals — 3.8%
Bristol-Myers Squibb Co.	11,108	554,845
Eli Lilly & Co.	3,078	2,954,941
Merck & Co., Inc.	20,340	2,409,273
Novo Nordisk AS, ADR	14,698	2,045,374
Zoetis, Inc.	11,154	2,046,647
		10,011,080
Semiconductors and Semiconductor Equipment — 11.0%
Advanced Micro Devices, Inc.(1)	20,922	3,108,172
Analog Devices, Inc.	11,813	2,774,165
Applied Materials, Inc.	11,398	2,248,370
ASML Holding NV, NY Shares	1,107	1,000,584
Broadcom, Inc.	15,654	2,548,784
NVIDIA Corp.	145,234	17,336,583
		29,016,658
Software — 10.8%
Adobe, Inc.(1)	1,283	736,968
Cadence Design Systems, Inc.(1)	7,988	2,148,213
Crowdstrike Holdings, Inc., Class A(1)	2,735	758,361
Dynatrace, Inc.(1)	8,164	413,262
Microsoft Corp.	49,646	20,709,332
Salesforce, Inc.	5,370	1,358,073
ServiceNow, Inc.(1)	878	750,690
Workday, Inc., Class A(1)	5,992	1,577,034
		28,451,933
Specialized REITs — 0.7%
Equinix, Inc.	2,160	1,802,218
Specialty Retail — 3.4%
CarMax, Inc.(1)	9,978	843,640
10

Sustainable Equity ETF
	Shares	Value
Home Depot, Inc.	11,026	$4,063,081
TJX Cos., Inc.	23,223	2,723,361
Tractor Supply Co.	4,944	1,322,767
		8,952,849
Technology Hardware, Storage and Peripherals — 6.7%
Apple, Inc.	77,541	17,756,889
Textiles, Apparel and Luxury Goods — 0.3%
Deckers Outdoor Corp.(1)	796	763,595
Trading Companies and Distributors — 0.7%
Ferguson Enterprises, Inc.	5,498	1,130,994
United Rentals, Inc.	842	624,141
		1,755,135
TOTAL COMMON STOCKS (Cost $206,241,233)		262,278,691
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $791,814)	791,814	791,814
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $207,033,047)		263,070,505
OTHER ASSETS AND LIABILITIES — 0.1%		209,880
TOTAL NET ASSETS — 100.0%		$263,280,385

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.

See Notes to Financial Statements.
11

AUGUST 31, 2024

Sustainable Growth ETF
	Shares	Value
COMMON STOCKS — 99.8%
Air Freight and Logistics — 0.6%
FedEx Corp.	325	$97,100
Automobile Components — 0.4%
Aptiv PLC(1)	958	68,526
Automobiles — 1.6%
Tesla, Inc.(1)	1,268	271,491
Beverages — 1.7%
Coca-Cola Co.	1,618	117,256
PepsiCo, Inc.	1,001	173,053
		290,309
Biotechnology — 1.6%
AbbVie, Inc.	907	178,053
Vertex Pharmaceuticals, Inc.(1)	198	98,186
		276,239
Broadline Retail — 5.2%
Amazon.com, Inc.(1)	4,817	859,835
eBay, Inc.	764	45,152
		904,987
Building Products — 1.0%
Trane Technologies PLC	406	146,834
Trex Co., Inc.(1)	370	23,584
		170,418
Capital Markets — 0.4%
S&P Global, Inc.	146	74,933
Chemicals — 0.7%
Linde PLC	247	118,128
Commercial Services and Supplies — 0.2%
Copart, Inc.(1)	537	28,440
Communications Equipment — 0.7%
Arista Networks, Inc.(1)	166	58,661
Motorola Solutions, Inc.	144	63,654
		122,315
Consumer Staples Distribution & Retail — 0.7%
Sysco Corp.	813	63,390
Target Corp.	346	53,152
		116,542
Distributors — 0.3%
Pool Corp.	132	46,414
Electrical Equipment — 0.6%
Eaton Corp. PLC	134	41,129
Vertiv Holdings Co.	813	67,503
		108,632
Electronic Equipment, Instruments and Components — 0.4%
CDW Corp.	329	74,236
Energy Equipment and Services — 0.3%
Schlumberger NV	1,368	60,178
Entertainment — 0.6%
Netflix, Inc.(1)	146	102,397
Financial Services — 5.0%
Block, Inc.(1)	808	53,393
Mastercard, Inc., Class A	536	259,070
Visa, Inc., Class A	2,003	553,569
		866,032
12

Sustainable Growth ETF
	Shares	Value
Ground Transportation — 1.5%
Saia, Inc.(1)	62	$23,301
Uber Technologies, Inc.(1)	2,177	159,204
Union Pacific Corp.	318	81,437
		263,942
Health Care Equipment and Supplies — 0.7%
Dexcom, Inc.(1)	126	8,737
IDEXX Laboratories, Inc.(1)	251	120,814
		129,551
Health Care Providers and Services — 1.7%
Cigna Group	288	104,201
Elevance Health, Inc.	68	37,869
UnitedHealth Group, Inc.	251	148,140
		290,210
Hotels, Restaurants and Leisure — 1.4%
Airbnb, Inc., Class A(1)	404	47,393
Chipotle Mexican Grill, Inc.(1)	1,690	94,775
Hilton Worldwide Holdings, Inc.	473	103,890
		246,058
Insurance — 0.8%
Progressive Corp.	530	133,666
Interactive Media and Services — 10.5%
Alphabet, Inc., Class A	7,260	1,186,139
Meta Platforms, Inc., Class A	1,229	640,690
		1,826,829
IT Services — 1.2%
Accenture PLC, Class A	246	84,119
MongoDB, Inc.(1)	105	30,533
Okta, Inc.(1)	571	44,955
Snowflake, Inc., Class A(1)	413	47,177
		206,784
Leisure Products — 0.4%
YETI Holdings, Inc.(1)	1,549	62,456
Life Sciences Tools and Services — 0.7%
Agilent Technologies, Inc.	627	89,611
West Pharmaceutical Services, Inc.	127	39,831
		129,442
Machinery — 0.3%
Xylem, Inc.	369	50,749
Pharmaceuticals — 4.5%
Eli Lilly & Co.	454	435,849
Novo Nordisk AS, ADR	1,817	252,854
Zoetis, Inc.	500	91,745
		780,448
Professional Services — 0.6%
Automatic Data Processing, Inc.	378	104,294
Semiconductors and Semiconductor Equipment — 16.6%
Advanced Micro Devices, Inc.(1)	1,601	237,845
Analog Devices, Inc.	382	89,709
Applied Materials, Inc.	1,040	205,150
ASML Holding NV, NY Shares	92	83,156
Broadcom, Inc.	1,650	268,653
NVIDIA Corp.	16,752	1,999,686
		2,884,199
13

Sustainable Growth ETF
	Shares	Value
Software — 20.7%
Adobe, Inc.(1)	194	$111,436
Cadence Design Systems, Inc.(1)	628	168,888
Crowdstrike Holdings, Inc., Class A(1)	221	61,279
Datadog, Inc., Class A(1)	369	42,900
Dynatrace, Inc.(1)	975	49,354
HubSpot, Inc.(1)	42	20,961
Intuit, Inc.	211	132,985
Microsoft Corp.	5,765	2,404,812
PagerDuty, Inc.(1)	1,062	21,006
Palo Alto Networks, Inc.(1)	185	67,103
Salesforce, Inc.	473	119,622
ServiceNow, Inc.(1)	302	258,210
Workday, Inc., Class A(1)	533	140,280
		3,598,836
Specialized REITs — 0.5%
Equinix, Inc.	100	83,436
Specialty Retail — 2.7%
Burlington Stores, Inc.(1)	79	21,191
CarMax, Inc.(1)	639	54,028
Home Depot, Inc.	512	188,672
TJX Cos., Inc.	1,396	163,709
Ulta Beauty, Inc.(1)	141	49,750
		477,350
Technology Hardware, Storage and Peripherals — 12.1%
Apple, Inc.	9,186	2,103,594
Textiles, Apparel and Luxury Goods — 0.6%
Crocs, Inc.(1)	180	26,310
Deckers Outdoor Corp.(1)	75	71,947
Lululemon Athletica, Inc.(1)	42	10,898
		109,155
Trading Companies and Distributors — 0.3%
United Rentals, Inc.	21	15,566
WW Grainger, Inc.	29	28,563
		44,129
TOTAL COMMON STOCKS (Cost $13,791,322)		17,322,445
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $28,205)	28,205	28,205
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $13,819,527)		17,350,650
OTHER ASSETS AND LIABILITIES — 0.0%		5,059
TOTAL NET ASSETS — 100.0%		$17,355,709

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.

See Notes to Financial Statements.
14

Statements of Assets and Liabilities

AUGUST 31, 2024
	Focused Dynamic Growth ETF	Focused Large Cap Value ETF
Assets
Investment securities, at value (cost of $160,837,880 and $204,247,921, respectively) — including $3,780,908 and $3,108,431, respectively, of securities on loan	$241,852,546	$236,395,801
Investment made with cash collateral received for securities on loan, at value (cost of $1,896,623 and $3,175,769, respectively)	1,896,623	3,175,769
Total investment securities, at value (cost of $162,734,503 and $207,423,690, respectively)	243,749,169	239,571,570
Receivable for investments sold	—	7,876,586
Dividends and interest receivable	35,583	780,183
Securities lending receivable	1,392	10,535
	243,786,144	248,238,874

Liabilities
Payable for collateral received for securities on loan	1,896,623	3,175,769
Payable for capital shares redeemed	—	8,014,902
Accrued management fees	89,594	81,441
	1,986,217	11,272,112

Net Assets	$241,799,927	$236,966,762

Shares outstanding (unlimited number of shares authorized)	2,715,000	3,400,000

Net Asset Value Per Share	$89.06	$69.70

Net Assets Consist of:
Capital paid in	$194,729,855	$208,072,871
Distributable earnings (loss)	47,070,072	28,893,891
	$241,799,927	$236,966,762

See Notes to Financial Statements.
15

AUGUST 31, 2024
	Mid Cap Growth Impact ETF	Sustainable Equity ETF
Assets
Investment securities, at value (cost of $59,642,039 and $207,033,047, respectively) — including $1,060,057 and $—, respectively, of securities on loan	$70,319,712	$263,070,505
Dividends and interest receivable	34,647	294,024
	70,354,359	263,364,529

Liabilities
Accrued management fees	25,682	84,144

Net Assets	$70,328,677	$263,280,385

Shares outstanding (unlimited number of shares authorized)	1,185,000	3,800,000

Net Asset Value Per Share	$59.35	$69.28

Net Assets Consist of:
Capital paid in	$63,679,048	$215,457,457
Distributable earnings (loss)	6,649,629	47,822,928
	$70,328,677	$263,280,385

See Notes to Financial Statements.
16

AUGUST 31, 2024
Sustainable Growth ETF
Assets
Investment securities, at value (cost of $13,819,527)	$17,350,650
Dividends and interest receivable	10,742
17,361,392

Liabilities
Accrued management fees	5,683

Net Assets	$17,355,709

Shares outstanding (unlimited number of shares authorized)	320,000

Net Asset Value Per Share	$54.24

Net Assets Consist of:
Capital paid in	$14,816,573
Distributable earnings (loss)	2,539,136
$17,355,709

See Notes to Financial Statements.
17

Statements of Operations

YEAR ENDED AUGUST 31, 2024
	Focused Dynamic Growth ETF	Focused Large Cap Value ETF
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $— and $77,672, respectively)	$447,120	$5,927,794
Interest	27,539	123,620
Securities lending, net	4,103	31,902
	478,762	6,083,316

Expenses:
Management fees	908,878	903,110

Net investment income (loss)	(430,116)	5,180,206

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	6,065,396	21,792,986
Change in net unrealized appreciation (depreciation) on investments	49,109,184	13,993,790

Net realized and unrealized gain (loss)	55,174,580	35,786,776

Net Increase (Decrease) in Net Assets Resulting from Operations	$54,744,464	$40,966,982

See Notes to Financial Statements.
18

YEAR ENDED AUGUST 31, 2024
	Mid Cap Growth Impact ETF	Sustainable Equity ETF
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $— and $4,959, respectively)	$292,923	$2,718,390
Interest	54,594	28,519
Securities lending, net	551	—
	348,068	2,746,909

Expenses:
Management fees	262,180	747,576

Net investment income (loss)	85,888	1,999,333

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	5,013,512	3,951,864
Change in net unrealized appreciation (depreciation) on investments	8,699,275	37,086,916

Net realized and unrealized gain (loss)	13,712,787	41,038,780

Net Increase (Decrease) in Net Assets Resulting from Operations	$13,798,675	$43,038,113

See Notes to Financial Statements.
19

YEAR ENDED AUGUST 31, 2024
Sustainable Growth ETF
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $889)	$93,441
Interest	835
94,276

Expenses:
Management fees	55,504

Net investment income (loss)	38,772

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	1,155,543
Change in net unrealized appreciation (depreciation) on investments	2,239,276

Net realized and unrealized gain (loss)	3,394,819

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,433,591

See Notes to Financial Statements.
20

Statements of Changes in Net Assets

YEARS ENDED AUGUST 31, 2024 AND AUGUST 31, 2023
	Focused Dynamic Growth ETF		Focused Large Cap Value ETF
Increase (Decrease) in Net Assets	August 31, 2024	August 31, 2023	August 31, 2024	August 31, 2023
Operations
Net investment income (loss)	$(430,116)	$(98,818)	$5,180,206	$5,079,740
Net realized gain (loss)	6,065,396	(10,042,877)	21,792,986	5,506,232
Change in net unrealized appreciation (depreciation)	49,109,184	34,115,578	13,993,790	9,903,959
Net increase (decrease) in net assets resulting from operations	54,744,464	23,973,883	40,966,982	20,489,931

Distributions to Shareholders
From earnings	—	—	(4,834,390)	(11,017,549)

Capital Share Transactions
Proceeds from shares sold	53,563,357	38,535,825	97,700,384	27,022,575
Payments for shares redeemed	(46,453,681)	(22,904,870)	(116,979,559)	(30,153,058)
Other capital	67	7,978	—	2,225
Net increase (decrease) in net assets from capital share transactions	7,109,743	15,638,933	(19,279,175)	(3,128,258)

Net increase (decrease) in net assets	61,854,207	39,612,816	16,853,417	6,344,124

Net Assets
Beginning of period	179,945,720	140,332,904	220,113,345	213,769,221
End of period	$241,799,927	$179,945,720	$236,966,762	$220,113,345

Transactions in Shares of the Funds
Sold	665,000	630,000	1,560,000	465,000
Redeemed	(620,000)	(390,000)	(1,875,000)	(505,000)
Net increase (decrease) in shares of the funds	45,000	240,000	(315,000)	(40,000)

See Notes to Financial Statements.
21

YEARS ENDED AUGUST 31, 2024 AND AUGUST 31, 2023
	Mid Cap Growth Impact ETF		Sustainable Equity ETF
Increase (Decrease) in Net Assets	August 31, 2024	August 31, 2023	August 31, 2024	August 31, 2023
Operations
Net investment income (loss)	$85,888	$16,713	$1,999,333	$1,555,349
Net realized gain (loss)	5,013,512	(1,721,372)	3,951,864	(1,352,376)
Change in net unrealized appreciation (depreciation)	8,699,275	4,357,716	37,086,916	18,959,969
Net increase (decrease) in net assets resulting from operations	13,798,675	2,653,057	43,038,113	19,162,942

Distributions to Shareholders
From earnings	(39,734)	—	(1,962,011)	(1,302,542)

Capital Share Transactions
Proceeds from shares sold	24,769,347	18,924,772	91,238,792	28,821,576
Payments for shares redeemed	(13,341,287)	(215,481)	(15,488,589)	(5,028,111)
Other capital	—	—	81	—
Net increase (decrease) in net assets from capital share transactions	11,428,060	18,709,291	75,750,284	23,793,465

Net increase (decrease) in net assets	25,187,001	21,362,348	116,826,386	41,653,865

Net Assets
Beginning of period	45,141,676	23,779,328	146,453,999	104,800,134
End of period	$70,328,677	$45,141,676	$263,280,385	$146,453,999

Transactions in Shares of the Funds
Sold	465,000	425,000	1,430,000	560,000
Redeemed	(240,000)	(5,000)	(240,000)	(100,000)
Net increase (decrease) in shares of the funds	225,000	420,000	1,190,000	460,000

See Notes to Financial Statements.
22

YEARS ENDED AUGUST 31, 2024 AND AUGUST 31, 2023
	Sustainable Growth ETF
Increase (Decrease) in Net Assets	August 31, 2024	August 31, 2023
Operations
Net investment income (loss)	$38,772	$41,279
Net realized gain (loss)	1,155,543	(299,906)
Change in net unrealized appreciation (depreciation)	2,239,276	2,050,410
Net increase (decrease) in net assets resulting from operations	3,433,591	1,791,783

Distributions to Shareholders
From earnings	(44,663)	(36,337)

Capital Share Transactions
Proceeds from shares sold	5,532,944	6,817,351
Payments for shares redeemed	(5,551,557)	(1,140,216)
Net increase (decrease) in net assets from capital share transactions	(18,613)	5,677,135

Net increase (decrease) in net assets	3,370,315	7,432,581

Net Assets
Beginning of period	13,985,394	6,552,813
End of period	$17,355,709	$13,985,394

Transactions in Shares of the Funds
Sold	110,000	170,000
Redeemed	(120,000)	(30,000)
Net increase (decrease) in shares of the funds	(10,000)	140,000

See Notes to Financial Statements.
23

Notes to Financial Statements

AUGUST 31, 2024

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. American Century Focused Dynamic Growth ETF (Focused Dynamic Growth ETF), American Century Focused Large Cap Value ETF (Focused Large Cap Value ETF), American Century Mid Cap Growth Impact ETF (Mid Cap Growth Impact ETF), American Century Sustainable Equity ETF (Sustainable Equity ETF) and American Century Sustainable Growth ETF (Sustainable Growth ETF) (collectively, the funds) are five funds in a series issued by the trust. The investment objective for Focused Dynamic Growth ETF, Focused Large Cap Value ETF, Mid Cap Growth Impact ETF and Sustainable Equity ETF is to seek long-term capital growth. Sustainable Growth ETF's investment objective is to seek capital appreciation. Shares of each fund are listed for trading on the NYSE Arca, Inc.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the funds are determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the funds to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before each fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

24

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. Each fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes the funds to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the funds seek to increase their net investment income through the receipt of interest and fees. Such income is reflected separately within the Statements of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedules of Investments and Statements of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of August 31, 2024.

Remaining Contractual Maturity of Agreements
Fund / Securities Lending Transactions(1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Focused Dynamic Growth ETF
Common Stocks	$1,896,623	—	—	—	$1,896,623
Gross amount of recognized liabilities for securities lending transactions					$1,896,623
Focused Large Cap Value ETF
Common Stocks	$3,175,769	—	—	—	$3,175,769
Gross amount of recognized liabilities for securities lending transactions					$3,175,769
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.  Various funds issued by American Century Strategic Asset Allocations, Inc. own, in aggregate, 30% and 31% of the shares of Focused Dynamic Growth ETF and Focused Large Cap Value ETF, respectively. ACIM owns 39% of the shares of Sustainable Growth ETF. Related parties do not invest in the funds for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the funds, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses, extraordinary expenses and, in the case of certain funds, fees and expenses of the independent trustees (including legal counsel fees). The fee is computed and accrued daily based on the daily net assets of each fund and paid monthly in arrears.

The annual management fee for each fund is as follows:

Annual Management Fee
Focused Dynamic Growth ETF	0.45%
Focused Large Cap Value ETF	0.42%
Mid Cap Growth Impact ETF	0.45%
Sustainable Equity ETF	0.39%
Sustainable Growth ETF	0.39%

Interfund Transactions — The funds may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

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4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments and in kind transactions, for the period ended August 31, 2024 were as follows:

	Focused Dynamic Growth ETF	Focused Large Cap Value ETF	Mid Cap Growth Impact ETF	Sustainable Equity ETF	Sustainable Growth ETF
Purchases	$92,473,633	$141,925,621	$45,784,714	$39,988,100	$4,475,354
Sales	$90,291,331	$64,284,722	$39,314,397	$35,262,731	$4,459,812

Securities received or delivered in kind through subscriptions and redemptions and in kind net realized gain (loss) for the period ended August 31, 2024 were as follows:

	In kind Subscriptions	In kind Redemptions	In kind Net Realized Gain/(Loss)*
Focused Dynamic Growth ETF	$49,339,355	$45,090,507	$10,474,014
Focused Large Cap Value ETF	$15,511,062	$113,554,459	$24,829,669
Mid Cap Growth Impact ETF	$16,924,590	$12,515,226	$4,506,723
Sustainable Equity ETF	$85,838,610	$15,157,649	$5,643,312
Sustainable Growth ETF	$5,416,849	$5,435,834	$1,355,296
*Net realized gain (loss) on in kind transactions are not considered taxable for federal income tax purposes.

5. Capital Share Transactions

Each fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each fund issues and redeems shares at their NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). Authorized participants may be required to pay an additional variable charge to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statements of Changes in Net Assets.

6. Fair Value Measurements

The funds' investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the funds' investment securities were classified as Level 1. The Schedules of Investments provide additional information on the funds' portfolio holdings.

7. Risk Factors

The value of the funds’ shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the funds and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing a significant portion of assets in one country or region may accentuate these risks.

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8. Federal Tax Information

The tax character of distributions paid during the years ended August 31, 2024 and August 31, 2023 were as follows:

	2024		2023
	Distributions Paid From:		Distributions Paid From:
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Focused Dynamic Growth ETF	—	—	—	—
Focused Large Cap Value ETF	$4,834,390	—	$5,093,109	$5,924,440
Mid Cap Growth Impact ETF	$39,734	—	—	—
Sustainable Equity ETF	$1,962,011	—	$1,302,542	—
Sustainable Growth ETF	$44,663	—	$36,337	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

The reclassifications, which are primarily due to in kind transactions, were as follows:

	Focused Dynamic Growth ETF	Focused Large Cap Value ETF	Mid Cap Growth Impact ETF	Sustainable Equity ETF	Sustainable Growth ETF
Capital paid in	$8,678,301	$25,407,910	$4,484,712	$5,574,795	$1,297,481
Distributable earnings (loss)	$(8,678,301)	$(25,407,910)	$(4,484,712)	$(5,574,795)	$(1,297,481)

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

	Focused Dynamic Growth ETF	Focused Large Cap Value ETF	Mid Cap Growth Impact ETF	Sustainable Equity ETF	Sustainable Growth ETF
Federal tax cost of investments	$167,743,977	$208,254,995	$59,791,718	$207,621,949	$13,939,645
Gross tax appreciation of investments	$78,219,395	$33,647,220	$11,966,575	$58,039,263	$3,549,610
Gross tax depreciation of investments	(2,214,203)	(2,330,645)	(1,438,581)	(2,590,707)	(138,605)
Net tax appreciation (depreciation) of investments	$76,005,192	$31,316,575	$10,527,994	$55,448,556	$3,411,005
Undistributed ordinary income	—	$633,187	$46,154	$425,242	$1,808
Accumulated short-term capital losses	$(10,755,912)	$(450,989)	$(1,357,172)	$(4,012,861)	$(501,589)
Accumulated long-term capital losses	$(17,864,096)	$(2,604,882)	$(2,567,347)	$(4,038,009)	$(372,088)
Late-year ordinary loss deferral	$(315,112)	—	—	—	—

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Loss deferrals represent certain qualified losses that the funds have elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

9. Corporate Events

Effective December 10, 2024, American Century Sustainable Equity ETF will be renamed American Century Large Cap Equity ETF, and the fund’s ticker will change from ESGA to ACLC. Effective December 10, 2024, American Century Sustainable Growth ETF will be renamed American Century Large Cap Growth ETF, and the fund’s ticker will change from ESGY to ACGR.
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Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Focused Dynamic Growth ETF
2024	$67.40	(0.16)	21.82	21.66	—	0.00(4)	$89.06	32.14%	0.45%	(0.21)%	45%	$241,800
2023	$57.75	(0.04)	9.69	9.65	—	0.00(4)	$67.40	16.70%	0.45%	(0.07)%	41%	$179,946
2022	$86.82	(0.13)	(28.94)	(29.07)	—	0.00(4)	$57.75	(33.49)%	0.45%	(0.19)%	42%	$140,333
2021	$68.04	(0.13)	18.92	18.79	(0.01)	0.00(4)	$86.82	27.61%	0.45%	(0.17)%	28%	$231,385
2020(5)	$40.00	(0.04)	28.07	28.03	—	0.01	$68.04	70.11%	0.45%	(0.16)%	27%	$209,213

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Per-share amount was less than $0.005.
(5)March 31, 2020 (fund inception) through August 31, 2020.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Focused Large Cap Value ETF
2024	$59.25	1.49	10.34	11.83	(1.38)	—	(1.38)	—	$69.70	20.29%	0.42%	2.41%	30%	$236,967
2023	$56.93	1.33	3.92	5.25	(1.32)	(1.61)	(2.93)	0.00(4)	$59.25	9.42%	0.42%	2.27%	41%	$220,113
2022	$62.15	1.24	(3.89)	(2.65)	(1.23)	(1.34)	(2.57)	0.00(4)	$56.93	(4.41)%	0.42%	2.06%	22%	$213,769
2021	$48.95	1.14	13.01	14.15	(0.95)	—	(0.95)	0.00(4)	$62.15	29.19%	0.42%	2.00%	36%	$264,123
2020(5)	$40.00	0.41	8.59	9.00	(0.06)	—	(0.06)	0.01	$48.95	22.53%	0.42%	2.10%	73%	$82,723

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Per-share amount was less than $0.005.
(5)March 31, 2020 (fund inception) through August 31, 2020.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Mid Cap Growth Impact ETF
2024	$47.02	0.08	12.29	12.37	(0.04)	$59.35	26.29%	0.45%	0.15%	68%	$70,329
2023	$44.04	0.02	2.96	2.98	—	$47.02	6.78%	0.45%	0.05%	64%	$45,142
2022	$60.59	(0.08)	(16.47)	(16.55)	—	$44.04	(27.33)%	0.45%	(0.16)%	44%	$23,779
2021	$42.74	(0.11)	17.96	17.85	—	$60.59	41.78%	0.45%	(0.20)%	48%	$22,117
2020(4)	$38.45	(0.02)	4.31	4.29	—	$42.74	11.14%	0.45%	(0.29)%	2%	$6,411

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)July 13, 2020 (fund inception) through August 31, 2020.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Sustainable Equity ETF
2024	$56.11	0.65	13.15	13.80	(0.63)	0.00(4)	$69.28	24.77%	0.39%	1.04%	18%	$263,280
2023	$48.74	0.67	7.27	7.94	(0.57)	—	$56.11	16.44%	0.39%	1.31%	17%	$146,454
2022	$57.20	0.50	(8.49)	(7.99)	(0.47)	—	$48.74	(14.03)%	0.39%	0.93%	21%	$104,800
2021	$44.16	0.45	13.01	13.46	(0.42)	—	$57.20	30.65%	0.39%	0.91%	22%	$150,436
2020(5)	$39.59	0.06	4.51	4.57	—	—	$44.16	11.56%	0.39%	1.13%	10%	$84,794

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Per-share amount was less than $0.005.
(5)July 13, 2020 (fund inception) through August 31, 2020.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Sustainable Growth ETF
2024	$42.38	0.13	11.89	12.02	(0.16)	$54.24	28.41%	0.39%	0.27%	31%	$17,356
2023	$34.49	0.19	7.88	8.07	(0.18)	$42.38	23.50%	0.39%	0.52%	31%	$13,985
2022	$43.17	0.12	(8.72)	(8.60)	(0.08)	$34.49	(19.93)%	0.39%	0.29%	29%	$6,553
2021(4)	$40.15	0.01	3.01	3.02	—	$43.17	7.52%	0.39%	0.14%	4%	$6,044

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)June 29, 2021 (fund inception) through August 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of American Century ETF Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of American Century Focused Dynamic Growth ETF, American Century Focused Large Cap Value ETF, American Century Mid Cap Growth Impact ETF, American Century Sustainable Equity ETF, and American Century Sustainable Growth ETF (the “Funds”), five of the funds constituting the American Century ETF Trust, as of August 31, 2024, the related statements of operations, the statements of changes in net assets, and the financial highlights for the periods indicated in the table below; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2024, and the results of their operations, the changes in their net assets, and the financial highlights for the periods listed in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Fund Constituting the American Century ETF Trust	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
American Century Focused Dynamic Growth ETF	For the year ended August 31, 2024	For the years ended August 31, 2024 and 2023	For the years ended August 31, 2024, 2023, 2022, and 2021, and the period from March 31, 2020 (fund inception) through August 31, 2020
American Century Focused Large Cap Value ETF
American Century Mid Cap Growth Impact ETF	For the year ended August 31, 2024	For the years ended August 31, 2024 and 2023	For the years ended August 31, 2024, 2023, 2022, and 2021, and the period from July 13, 2020 (fund inception) through August 31, 2020
American Century Sustainable Equity ETF
American Century Sustainable Growth ETF	For the year ended August 31, 2024	For the years ended August 31, 2024 and 2023	For the years ended August 31, 2024, 2023, and 2022, and the period from June 29, 2021 (fund inception) through August 31, 2021

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
October 16, 2024

We have served as the auditor of one or more American Century investment companies since 1997.
33

Approval of Management Agreement

At a meeting held on June 20, 2024, the Funds’ Board of Trustees (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for each of the Funds. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees.

Prior to its consideration of the management agreement renewal, the Trustees requested and reviewed extensive data and information compiled by the Advisor and certain independent data providers concerning the Funds. This review was in addition to the oversight and evaluation undertaken by the Board and its Audit Committee on a continual basis and the information received was supplemental to the extensive information that the Board and its Audit Committee receive and consider over time.

In connection with its consideration of the management agreement renewal, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Funds;
•the wide range of programs and services the Advisor and other service providers provide to the Funds and their shareholders on a routine and non-routine basis;
•the Funds’ investment performance compared to appropriate benchmarks and/or peer groups of other funds with similar investment objectives and strategies;
•the cost of owning the Funds compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Funds, the profitability of the Funds to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Funds;
•any collateral benefits derived by the Advisor from the management of the Funds;
•fees and expenses associated with any investment by the Funds in other funds;
•payments to intermediaries by the Funds and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

The independent Trustees met separately in private sessions to discuss the renewal and to review and discuss the information provided in response to their request. The independent Trustees also held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Funds. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling, and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under each Fund’s management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of each Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include the following:

•constructing and designing each Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of each Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
34

•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by each Fund under Rule 12b-1 plans)

Investment Management Services. The nature of the investment management services provided to the Funds is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage each Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board provides oversight of the investment performance process. It regularly reviews investment performance information for each Fund, together with comparative information for appropriate benchmarks over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The performance for American Century Sustainable Growth ETF was above the Fund’s benchmark for the one-year period reviewed by the Board. The performance for American Century Focused Dynamic Growth ETF, American Century Focused Large Cap Value ETF, American Century Mid Cap Growth Impact ETF, and American Century Sustainable Equity ETF was below each Fund’s respective benchmark for the one- and three-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to each Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides or arranges for a comprehensive package of services to the Funds. The Board, directly and through its Audit Committee, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to each Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Funds, its profitability in managing each Fund (pre- and post-distribution), and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Funds.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to the Funds and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of each Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that each Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1, and, for certain funds, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel). Under the unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of each of American Century Focused Dynamic Growth ETF, American Century Focused Large Cap Value ETF, and American Century Sustainable Equity ETF was below the median of the total expense ratios of each Fund’s respective peer expense universe and was within the range of its peer expense group. The unified fee charged to shareholders of each of American Century Mid Cap Growth Impact ETF and American Century Sustainable Growth ETF was below the median of the total expense ratios of each Fund’s respective peer expense universe and was the lowest of its peer expense group. The Board concluded that the management fee paid by each Fund to the Advisor under its management agreement is reasonable in light of the services provided to the Fund.
35

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to funds or other advisory clients managed similarly to the Funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Funds. The Board analyzed this information and concluded that the fees charged and services provided to the Funds were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by each Fund and the Advisor and services provided in response thereto. These payments could include various payments made by each Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for each Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Funds. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Funds’ operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in each Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to each Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreement are fair and reasonable and that the management fee charged to each Fund is fair in light of the services provided and that the investment management agreement between each Fund and the Advisor should be renewed for an additional one-year period.

36

Other Tax Information
The following information is provided pursuant to provisions of the Internal Revenue Code.

The funds hereby designate up to the maximum amount allowable as qualified dividend income for the fiscal year ended August 31, 2024.

For corporate taxpayers, the funds hereby designate the following, or up to the maximum amount allowable, of ordinary income distributions paid during the fiscal year ended August 31, 2024 as qualified for the corporate dividends received deduction.

Focused Dynamic Growth ETF	Focused Large Cap Value ETF	Mid Cap Growth Impact ETF	Sustainable Equity ETF	Sustainable Growth ETF
—	$4,834,390	$39,734	$1,962,011	$44,663

The funds utilized the following earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction (tax equalization).

Focused Dynamic Growth ETF	Focused Large Cap Value ETF	Mid Cap Growth Impact ETF	Sustainable Equity ETF	Sustainable Growth ETF
—	$523,226	—	—	$3,875

Contact Us	americancentury.com
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Distributor: Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-96952 2410

Annual Financial Statements and Other Information

August 31, 2024

American Century® Low Volatility ETF (LVOL)
American Century® Quality Convertible Securities ETF (QCON)
American Century® Quality Diversified International ETF (QINT)
American Century® Quality Preferred ETF (QPFF)
American Century® U.S. Quality Growth ETF (QGRO)
American Century® U.S. Quality Value ETF (VALQ)

Schedules of Investments

AUGUST 31, 2024

Low Volatility ETF
	Shares	Value
COMMON STOCKS — 99.4%
Aerospace and Defense — 1.1%
Curtiss-Wright Corp.	42	$13,266
General Dynamics Corp.	411	123,037
		136,303
Beverages — 3.4%
Coca-Cola Co.	3,693	267,632
PepsiCo, Inc.	1,009	174,436
		442,068
Biotechnology — 0.1%
AbbVie, Inc.	64	12,564
Broadline Retail — 2.1%
Amazon.com, Inc.(1)	1,533	273,641
Capital Markets — 3.4%
Ameriprise Financial, Inc.	166	74,607
BlackRock, Inc.	39	35,171
FactSet Research Systems, Inc.	49	20,719
Moody's Corp.	236	115,107
S&P Global, Inc.	368	188,872
		434,476
Chemicals — 4.2%
Ecolab, Inc.	445	112,665
Linde PLC	647	309,428
Sherwin-Williams Co.	327	120,784
		542,877
Commercial Services and Supplies — 3.7%
Cintas Corp.	276	222,213
Republic Services, Inc.	642	133,671
Veralto Corp.	44	4,947
Waste Management, Inc.	551	116,834
		477,665
Communications Equipment — 3.6%
Cisco Systems, Inc.	6,844	345,896
F5, Inc.(1)	86	17,471
Motorola Solutions, Inc.	238	105,205
		468,572
Consumer Finance — 0.1%
American Express Co.	48	12,415
Consumer Staples Distribution & Retail — 2.3%
Costco Wholesale Corp.	290	258,790
Walmart, Inc.	573	44,253
		303,043
Containers and Packaging — 0.4%
Avery Dennison Corp.	119	26,400
Packaging Corp. of America	135	28,288
		54,688
Electronic Equipment, Instruments and Components — 4.3%
Amphenol Corp., Class A	4,034	272,093
Keysight Technologies, Inc.(1)	157	24,197
TE Connectivity Ltd.	1,496	229,785
2

Low Volatility ETF
	Shares	Value
Teledyne Technologies, Inc.(1)	67	$28,998
		555,073
Entertainment — 0.7%
Electronic Arts, Inc.	612	92,914
Financial Services — 8.4%
Berkshire Hathaway, Inc., Class B(1)	710	337,903
Fiserv, Inc.(1)	185	32,301
Jack Henry & Associates, Inc.	111	19,206
Mastercard, Inc., Class A	632	305,471
Visa, Inc., Class A	1,427	394,380
		1,089,261
Food Products — 0.2%
Mondelez International, Inc., Class A	367	26,354
Ground Transportation — 0.1%
Landstar System, Inc.	58	10,588
Health Care Equipment and Supplies — 4.9%
Abbott Laboratories	1,643	186,103
Boston Scientific Corp.(1)	1,527	124,893
Hologic, Inc.(1)	353	28,678
Medtronic PLC	2,264	200,545
Stryker Corp.	206	74,246
Zimmer Biomet Holdings, Inc.	210	24,247
		638,712
Health Care Providers and Services — 0.1%
Chemed Corp.	17	9,965
Hotels, Restaurants and Leisure — 2.1%
McDonald's Corp.	724	208,990
Yum! Brands, Inc.	424	57,206
		266,196
Household Durables — 0.3%
Garmin Ltd.	226	41,424
Household Products — 4.2%
Colgate-Palmolive Co.	1,234	131,421
Kimberly-Clark Corp.	510	73,777
Procter & Gamble Co.	1,995	342,222
		547,420
Industrial Conglomerates — 1.2%
Honeywell International, Inc.	763	158,635
Insurance — 5.7%
Aon PLC, Class A	38	13,061
Arthur J Gallagher & Co.	296	86,601
Brown & Brown, Inc.	347	36,480
Chubb Ltd.	640	181,875
Hartford Financial Services Group, Inc.	737	85,566
Marsh & McLennan Cos., Inc.	1,131	257,314
Travelers Cos., Inc.	313	71,386
		732,283
Interactive Media and Services — 2.8%
Alphabet, Inc., Class A	1,689	275,949
Alphabet, Inc., Class C	560	92,461
		368,410
IT Services — 5.9%
Accenture PLC, Class A	883	301,942
Amdocs Ltd.	1,915	166,548
3

Low Volatility ETF
	Shares	Value
Cognizant Technology Solutions Corp., Class A	2,459	$191,236
International Business Machines Corp.	381	77,011
VeriSign, Inc.(1)	133	24,459
		761,196
Machinery — 4.8%
Cummins, Inc.	715	223,688
Donaldson Co., Inc.	145	10,546
Dover Corp.	522	97,108
Graco, Inc.	118	9,835
IDEX Corp.	108	22,300
Illinois Tool Works, Inc.	396	100,259
ITT, Inc.	82	11,416
Nordson Corp.	289	74,146
Otis Worldwide Corp.	505	47,818
Snap-on, Inc.	103	29,225
		626,341
Media — 0.4%
Comcast Corp., Class A	1,254	49,621
Pharmaceuticals — 4.7%
Eli Lilly & Co.	21	20,160
Johnson & Johnson	2,073	343,828
Merck & Co., Inc.	2,073	245,547
		609,535
Professional Services — 1.6%
Broadridge Financial Solutions, Inc.	175	37,250
Paychex, Inc.	813	106,666
Verisk Analytics, Inc.	215	58,656
		202,572
Semiconductors and Semiconductor Equipment — 0.5%
Broadcom, Inc.	206	33,541
NXP Semiconductors NV	95	24,354
		57,895
Software — 11.4%
Autodesk, Inc.(1)	43	11,111
Dolby Laboratories, Inc., Class A	436	31,113
Intuit, Inc.	265	167,019
Microsoft Corp.	2,441	1,018,239
PTC, Inc.(1)	525	94,022
Roper Technologies, Inc.	180	99,794
Salesforce, Inc.	91	23,014
Synopsys, Inc.(1)	57	29,616
		1,473,928
Specialty Retail — 2.9%
Home Depot, Inc.	833	306,961
O'Reilly Automotive, Inc.(1)	65	73,448
		380,409
Technology Hardware, Storage and Peripherals — 6.9%
Apple, Inc.	3,764	861,956
NetApp, Inc.	306	36,940
		898,896
Trading Companies and Distributors — 0.9%
Fastenal Co.	884	60,360
4

Low Volatility ETF
	Shares	Value
WW Grainger, Inc.	61	$60,080
		120,440
TOTAL COMMON STOCKS (Cost $10,706,761)		12,876,380
SHORT-TERM INVESTMENTS — 0.5%
Money Market Funds — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $62,471)	62,471	62,471
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $10,769,232)		12,938,851
OTHER ASSETS AND LIABILITIES — 0.1%		10,759
TOTAL NET ASSETS — 100.0%		$12,949,610

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

See Notes to Financial Statements.
5

AUGUST 31, 2024

Quality Convertible Securities ETF
	Principal Amount/Shares	Value
CONVERTIBLE BONDS — 88.4%
Aerospace and Defense — 1.3%
Axon Enterprise, Inc., 0.50%, 12/15/27	$334,000	$553,471
Automobile Components — 0.5%
LCI Industries, 1.125%, 5/15/26	220,000	220,495
Automobiles — 1.5%
Ford Motor Co., 0.00%, 3/15/26(1)	671,000	666,208
Biotechnology — 1.3%
BioMarin Pharmaceutical, Inc., 1.25%, 5/15/27(2)	318,000	313,945
Exact Sciences Corp., 0.375%, 3/1/28	262,000	239,126
		553,071
Commercial Services and Supplies — 0.9%
Tetra Tech, Inc., 2.25%, 8/15/28	310,000	409,510
Construction and Engineering — 1.3%
Granite Construction, Inc., 3.75%, 5/15/28	201,000	343,107
Granite Construction, Inc., 3.25%, 6/15/30(3)	204,000	239,190
		582,297
Consumer Staples Distribution & Retail — 0.5%
Chefs' Warehouse, Inc., 2.375%, 12/15/28	182,000	215,961
Diversified Consumer Services — 1.0%
Stride, Inc., 1.125%, 9/1/27	255,000	417,180
Diversified REITs — 0.8%
COPT Defense Properties LP, 5.25%, 9/15/28(3)	299,000	339,515
Electric Utilities — 7.4%
Duke Energy Corp., 4.125%, 4/15/26	210,000	221,760
Evergy, Inc., 4.50%, 12/15/27(3)	371,000	399,289
FirstEnergy Corp., 4.00%, 5/1/26	676,000	705,460
NRG Energy, Inc., 2.75%, 9/1/25	180,000	375,300
PPL Capital Funding, Inc., 2.875%, 3/15/28	427,000	443,333
Southern Co., 3.875%, 12/15/25	473,000	513,323
Southern Co., 4.50%, 6/15/27(3)	510,000	550,035
		3,208,500
Electrical Equipment — 0.4%
Array Technologies, Inc., 1.00%, 12/1/28	230,000	166,118
Electronic Equipment, Instruments and Components — 3.4%
Advanced Energy Industries, Inc., 2.50%, 9/15/28(3)	289,000	304,483
Insight Enterprises, Inc., 0.75%, 2/15/25	186,000	590,364
Itron, Inc., 0.00%, 3/15/26(1)	249,000	257,342
OSI Systems, Inc., 2.25%, 8/1/29(3)	315,000	323,032
		1,475,221
Entertainment — 3.6%
Cinemark Holdings, Inc., 4.50%, 8/15/25	223,000	436,383
Liberty Media Corp.-Liberty Formula One, 2.25%, 8/15/27	270,000	298,185
Live Nation Entertainment, Inc., 2.00%, 2/15/25	216,000	226,530
Live Nation Entertainment, Inc., 3.125%, 1/15/29(2)	512,000	589,747
		1,550,845
Financial Services — 2.3%
Block, Inc., 0.25%, 11/1/27	422,000	361,126
Euronet Worldwide, Inc., 0.75%, 3/15/25	327,000	319,643
Shift4 Payments, Inc., 0.50%, 8/1/27	322,000	322,657
		1,003,426
6

Quality Convertible Securities ETF
	Principal Amount/Shares	Value
Food Products — 0.8%
Post Holdings, Inc., 2.50%, 8/15/27	$305,000	$362,340
Ground Transportation — 2.4%
Uber Technologies, Inc., 0.00%, 12/15/25(1)	543,000	591,870
Uber Technologies, Inc., Series 2028, 0.875%, 12/1/28(3)	363,000	442,061
		1,033,931
Health Care Equipment and Supplies — 9.4%
CONMED Corp., 2.25%, 6/15/27	429,000	395,838
Dexcom, Inc., 0.25%, 11/15/25	803,000	761,445
Enovis Corp., 3.875%, 10/15/28(3)	236,000	256,532
Haemonetics Corp., 0.00%, 3/1/26(1)	359,000	327,946
Haemonetics Corp., 2.50%, 6/1/29(3)	250,000	242,375
Integer Holdings Corp., 2.125%, 2/15/28	141,000	222,498
Integra LifeSciences Holdings Corp., 0.50%, 8/15/25	317,000	299,961
Lantheus Holdings, Inc., 2.625%, 12/15/27	310,000	470,657
LivaNova USA, Inc., 2.50%, 3/15/29(3)	295,000	305,473
Merit Medical Systems, Inc., 3.00%, 2/1/29(3)	380,000	487,160
NuVasive, Inc., 0.375%, 3/15/25	249,000	242,514
Omnicell, Inc., 0.25%, 9/15/25	76,000	72,485
		4,084,884
Health Care REITs — 1.1%
Welltower OP LLC, 2.75%, 5/15/28(3)	379,000	497,627
Hotels, Restaurants and Leisure — 7.9%
Airbnb, Inc., 0.00%, 3/15/26(1)	731,000	675,078
Booking Holdings, Inc., 0.75%, 5/1/25	344,000	714,365
Carnival Corp., 5.75%, 12/1/27	113,000	169,260
Expedia Group, Inc., 0.00%, 2/15/26(1)	348,000	328,164
Marriott Vacations Worldwide Corp., 3.25%, 12/15/27	221,000	203,320
Royal Caribbean Cruises Ltd., 6.00%, 8/15/25	310,000	1,031,331
Vail Resorts, Inc., 0.00%, 1/1/26(1)	318,000	296,535
		3,418,053
Household Products — 0.6%
Spectrum Brands, Inc., 3.375%, 6/1/29(3)	251,000	258,254
Interactive Media and Services — 1.4%
TripAdvisor, Inc., 0.25%, 4/1/26	358,000	330,273
Ziff Davis, Inc., 1.75%, 11/1/26	297,000	272,869
		603,142
IT Services — 2.9%
Akamai Technologies, Inc., 0.125%, 5/1/25	308,000	346,783
Akamai Technologies, Inc., 0.375%, 9/1/27	379,000	395,410
MongoDB, Inc., 0.25%, 1/15/26	77,000	113,017
Okta, Inc., 0.375%, 6/15/26	425,000	392,742
		1,247,952
Life Sciences Tools and Services — 0.6%
Repligen Corp., 1.00%, 12/15/28(3)	231,000	241,534
Machinery — 2.4%
Greenbrier Cos., Inc., 2.875%, 4/15/28	244,000	258,823
John Bean Technologies Corp., 0.25%, 5/15/26	342,000	314,503
Middleby Corp., 1.00%, 9/1/25	395,000	459,583
		1,032,909
Media — 2.1%
Cable One, Inc., 1.125%, 3/15/28	219,000	168,367
Liberty Broadband Corp., 3.125%, 4/6/26(3)	350,000	350,735
7

Quality Convertible Securities ETF
	Principal Amount/Shares	Value
Liberty Broadband Corp., 3.125%, 12/15/28(3)	$185,000	$206,368
Liberty Media Corp., 2.75%, 12/1/24(3)	217,953	209,126
		934,596
Metals and Mining — 2.0%
ATI, Inc., 3.50%, 6/15/25	135,000	557,145
MP Materials Corp., 0.25%, 4/1/26(3)	172,000	156,520
U.S. Steel Corp., 5.00%, 11/1/26	62,000	177,134
		890,799
Multi-Utilities — 1.7%
WEC Energy Group, Inc., 4.375%, 6/1/27(3)	409,000	438,448
WEC Energy Group, Inc., 4.375%, 6/1/29(3)	280,000	305,620
		744,068
Pharmaceuticals — 1.7%
Jazz Investments I Ltd., 2.00%, 6/15/26	605,000	609,386
Revance Therapeutics, Inc., 1.75%, 2/15/27	117,000	114,543
		723,929
Professional Services — 0.5%
CSG Systems International, Inc., 3.875%, 9/15/28(3)	226,000	222,723
Real Estate Management and Development — 1.6%
Zillow Group, Inc., 2.75%, 5/15/25(2)	660,000	703,956
Semiconductors and Semiconductor Equipment — 4.6%
MACOM Technology Solutions Holdings, Inc., 0.25%, 3/15/26	405,000	565,887
Microchip Technology, Inc., 0.125%, 11/15/24	325,000	326,625
Microchip Technology, Inc., 0.75%, 6/1/27(3)	288,000	284,616
MKS Instruments, Inc., 1.25%, 6/1/30(3)	400,000	413,800
ON Semiconductor Corp., 0.00%, 5/1/27(1)	271,000	418,898
		2,009,826
Software — 15.0%
Alarm.com Holdings, Inc., 0.00%, 1/15/26(1)	171,000	158,603
Alarm.com Holdings, Inc., 2.25%, 6/1/29(3)	245,000	238,630
Bentley Systems, Inc., 0.125%, 1/15/26	545,000	550,722
BlackLine, Inc., 1.00%, 6/1/29(3)	222,000	220,113
Box, Inc., 0.00%, 1/15/26(1)	171,000	224,694
CyberArk Software Ltd., 0.00%, 11/15/24(1)	186,000	339,503
Datadog, Inc., 0.125%, 6/15/25	351,000	463,671
Dropbox, Inc., 0.00%, 3/1/28(1)	221,000	211,746
Five9, Inc., 0.50%, 6/1/25	385,000	368,252
Guidewire Software, Inc., 1.25%, 3/15/25	123,000	163,037
HubSpot, Inc., 0.375%, 6/1/25	219,000	386,863
Nutanix, Inc., 0.25%, 10/1/27	307,000	384,364
Palo Alto Networks, Inc., 0.375%, 6/1/25	288,000	1,047,924
Pegasystems, Inc., 0.75%, 3/1/25	167,000	163,075
Progress Software Corp., 1.00%, 4/15/26	297,000	326,403
Progress Software Corp., 3.50%, 3/1/30(3)	227,000	244,479
Rapid7, Inc., 0.25%, 3/15/27	233,000	208,681
Rapid7, Inc., 1.25%, 3/15/29(3)	198,000	181,764
Workiva, Inc., 1.25%, 8/15/28(3)	356,000	329,122
Zscaler, Inc., 0.125%, 7/1/25	216,000	299,160
		6,510,806
Specialty Retail — 1.7%
Guess?, Inc., 3.75%, 4/15/28	196,000	218,736
Match Group Financeco 2, Inc., 0.875%, 6/15/26(3)	289,000	270,215
Match Group Financeco 3, Inc., 2.00%, 1/15/30(3)	292,000	258,624
		747,575
8

Quality Convertible Securities ETF
	Principal Amount/Shares	Value
Technology Hardware, Storage and Peripherals — 1.8%
Seagate HDD Cayman, 3.50%, 6/1/28(3)	$501,000	$671,089
Xerox Holdings Corp., 3.75%, 3/15/30(3)	127,000	101,759
		772,848
TOTAL CONVERTIBLE BONDS (Cost $35,872,434)		38,403,570
CONVERTIBLE PREFERRED STOCKS — 10.2%
Banks — 5.5%
Bank of America Corp., 7.25%	869	1,086,076
Wells Fargo & Co., 7.50%	1,057	1,299,177
		2,385,253
Capital Markets — 0.8%
AMG Capital Trust II, 5.15%, 10/15/37	6,239	340,545
Electric Utilities — 1.9%
NextEra Energy, Inc., 6.93%, 9/1/25(2)	17,889	825,667
Financial Services — 1.5%
Apollo Global Management, Inc., 6.75%, 7/31/26	10,453	666,901
Machinery — 0.5%
Chart Industries, Inc., 6.75%, 12/15/25	4,163	208,108
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,085,590)		4,426,474
SHORT-TERM INVESTMENTS — 3.1%
Money Market Funds — 3.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	412,878	412,878
State Street Navigator Securities Lending Government Money Market Portfolio(4)	939,951	939,951
TOTAL SHORT-TERM INVESTMENTS (Cost $1,352,829)		1,352,829
TOTAL INVESTMENT SECURITIES — 101.7% (Cost $41,310,853)		44,182,873
OTHER ASSETS AND LIABILITIES — (1.7)%		(756,791)
TOTAL NET ASSETS — 100.0%		$43,426,082

NOTES TO SCHEDULE OF INVESTMENTS
(1)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $973,254. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $9,990,311, which represented 23.0% of total net assets.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $978,675, which includes securities collateral of $38,724.

See Notes to Financial Statements.
9

AUGUST 31, 2024

Quality Diversified International ETF
	Shares	Value
COMMON STOCKS — 99.3%
Australia — 3.7%
Aristocrat Leisure Ltd.	31,035	$1,145,545
BHP Group Ltd.	8,974	247,087
Cochlear Ltd.	4,088	829,960
Computershare Ltd.	15,051	289,360
Fortescue Ltd.	143,772	1,771,196
Northern Star Resources Ltd.	28,266	288,615
Origin Energy Ltd.	84,973	572,902
Pilbara Minerals Ltd.(1)	86,884	173,948
Pro Medicus Ltd.	2,977	304,634
REA Group Ltd.(1)	3,761	557,082
Seven Group Holdings Ltd.	17,689	491,391
WiseTech Global Ltd.	7,543	607,808
Xero Ltd.(2)	5,521	535,473
		7,815,001
Austria — 1.5%
ANDRITZ AG	3,797	250,322
BAWAG Group AG(2)	3,696	282,803
Erste Group Bank AG	19,392	1,061,416
OMV AG	19,216	838,123
Raiffeisen Bank International AG	26,519	526,390
voestalpine AG	9,274	226,288
		3,185,342
Belgium — 1.0%
Ageas SA	5,972	306,977
Anheuser-Busch InBev SA	3,606	221,308
Groupe Bruxelles Lambert NV	3,504	270,561
KBC Group NV	13,291	1,034,931
Lotus Bakeries NV	24	301,921
		2,135,698
Canada — 8.5%
Agnico Eagle Mines Limited/Mines Agnico Eagle Limitee(1)	3,222	262,496
Alamos Gold, Inc., Class A	13,148	253,494
Barrick Gold Corp.(1)	28,449	574,385
BCE, Inc.	7,785	272,719
Brookfield Asset Management Ltd., Class A(1)	5,599	228,215
Canadian Natural Resources Ltd.	23,837	862,812
Canadian Tire Corp. Ltd., Class A	3,400	387,620
Celestica, Inc.(2)	3,929	200,065
Cenovus Energy, Inc.	13,176	244,283
CGI, Inc.(2)	2,697	303,852
Constellation Software, Inc.	482	1,573,949
Dollarama, Inc.	8,926	904,092
Enbridge, Inc.	7,284	293,057
Gildan Activewear, Inc.	6,965	317,813
IGM Financial, Inc.	9,966	293,437
Imperial Oil Ltd.	12,903	971,806
Intact Financial Corp.	1,359	255,766
Kinross Gold Corp.	78,609	710,625
Loblaw Cos. Ltd.	3,162	412,668
Lundin Mining Corp.	19,090	198,032
Manulife Financial Corp.	78,993	2,181,078
10

Quality Diversified International ETF
	Shares	Value
MEG Energy Corp.(2)	11,371	$226,467
Nutrien Ltd.	22,033	1,066,838
Onex Corp.	3,756	265,385
PrairieSky Royalty Ltd.	10,795	223,646
Quebecor, Inc., Class B	12,621	313,453
Saputo, Inc.	13,158	292,617
Stantec, Inc.	10,900	892,690
Suncor Energy, Inc.	5,382	218,291
TFI International, Inc.	1,661	246,044
Thomson Reuters Corp.(1)	10,833	1,854,393
Tourmaline Oil Corp.	5,536	252,307
Wheaton Precious Metals Corp.	5,268	325,615
WSP Global, Inc.	1,460	243,389
		18,123,399
China — 2.0%
Alibaba Health Information Technology Ltd.(1)(2)	544,000	208,008
ANTA Sports Products Ltd.	73,200	714,152
Bosideng International Holdings Ltd.	1,160,000	568,624
BYD Electronic International Co. Ltd.	7,500	27,477
China Resources Mixc Lifestyle Services Ltd.	90,000	296,145
Full Truck Alliance Co. Ltd., ADR	37,733	273,564
JD Logistics, Inc.(2)	306,700	372,332
KE Holdings, Inc., ADR	8,586	127,416
Kuaishou Technology(2)	94,300	481,333
Nongfu Spring Co. Ltd., H Shares	171,000	617,668
PDD Holdings, Inc., ADR(2)	4,455	428,170
Tongcheng Travel Holdings Ltd.	146,400	271,422
		4,386,311
Denmark — 2.2%
Genmab AS(2)	1,964	546,213
Novo Nordisk AS, Class B	27,937	3,880,733
Pandora AS	1,633	286,025
		4,712,971
Finland — 0.7%
Fortum OYJ	20,263	323,094
Nokia OYJ	68,489	301,920
Nordea Bank Abp	21,775	257,283
Wartsila OYJ Abp	23,272	513,276
		1,395,573
France — 8.8%
ArcelorMittal SA	19,811	464,124
Arkema SA	2,625	243,542
AXA SA	7,443	283,274
BNP Paribas SA	20,230	1,399,260
Carrefour SA	16,408	264,337
Cie de Saint-Gobain SA	6,051	528,772
Cie Generale des Etablissements Michelin SCA	5,877	230,757
Eiffage SA	2,427	254,750
Elis SA	12,649	312,653
Engie SA	136,790	2,409,181
Eurazeo SE	3,184	250,820
Gaztransport Et Technigaz SA	1,572	231,280
Hermes International SCA	817	1,955,456
Ipsen SA	3,089	374,587
11

Quality Diversified International ETF
	Shares	Value
La Francaise des Jeux SAEM	13,650	$556,479
L'Oreal SA	3,622	1,589,169
Orange SA	22,932	261,561
Publicis Groupe SA	7,300	805,142
Rexel SA	19,388	489,203
Safran SA	1,183	259,238
Sanofi SA	28,287	3,174,879
Schneider Electric SE	959	244,641
SCOR SE	9,290	193,653
SEB SA	2,169	225,857
Sodexo SA(1)	3,963	352,337
SPIE SA	6,680	269,665
STMicroelectronics NV	6,509	209,391
TotalEnergies SE	3,969	273,034
Vinci SA	2,151	257,076
Vivendi SE	47,058	527,891
		18,892,009
Germany — 5.6%
BASF SE	5,239	266,291
Bechtle AG	5,510	237,432
Brenntag SE	3,729	277,301
Commerzbank AG	30,983	459,378
Continental AG	3,953	267,288
CTS Eventim AG & Co. KGaA	2,828	266,386
Deutsche Bank AG	16,154	264,299
Deutsche Post AG	6,363	276,190
Deutsche Telekom AG	11,036	314,007
Evonik Industries AG	34,177	758,372
Fresenius Medical Care AG	26,239	1,012,913
Fresenius SE & Co. KGaA(2)	48,295	1,783,387
GEA Group AG	6,426	302,316
Hannover Rueck SE	6,082	1,725,550
Heidelberg Materials AG	4,797	509,523
Henkel AG & Co. KGaA	3,751	311,913
HOCHTIEF AG	2,458	300,806
Mercedes-Benz Group AG	3,705	255,367
Nemetschek SE	2,427	254,139
Rational AG	265	267,490
Rheinmetall AG	973	584,530
SAP SE	1,730	379,637
Scout24 SE	3,339	254,715
Siemens AG	1,397	262,783
Talanx AG	3,045	262,349
Zalando SE(2)	8,362	216,803
		12,071,165
Hong Kong — 0.1%
PRADA SpA	35,600	253,942
Ireland — 0.4%
Bank of Ireland Group PLC	29,059	333,816
ICON PLC(2)	692	222,865
Kingspan Group PLC	2,408	209,669
		766,350
Israel — 1.3%
Bank Leumi Le-Israel BM	32,499	314,250
12

Quality Diversified International ETF
	Shares	Value
CyberArk Software Ltd.(2)	959	$274,984
ICL Group Ltd.	84,728	387,769
Israel Discount Bank Ltd., A Shares	52,289	290,168
Monday.com Ltd.(2)	1,120	297,797
Nice Ltd.(2)	1,493	260,185
Nova Ltd.(2)	1,189	265,801
Teva Pharmaceutical Industries Ltd.(2)	20,456	384,748
Wix.com Ltd.(2)	1,611	268,425
		2,744,127
Italy — 4.4%
A2A SpA	263,085	600,579
Banca Mediolanum SpA	23,314	286,003
Banco BPM SpA	92,652	631,688
BPER Banca SpA	49,879	280,101
Brunello Cucinelli SpA	2,194	215,876
Buzzi SpA	10,847	426,272
Enel SpA	45,445	345,414
Ferrari NV	4,695	2,332,429
Intesa Sanpaolo SpA	68,205	285,054
Mediobanca Banca di Credito Finanziario SpA	32,639	552,841
Moncler SpA	3,524	216,197
Pirelli & C SpA	36,859	224,240
Prysmian SpA	5,259	370,409
Recordati Industria Chimica e Farmaceutica SpA	4,190	246,011
Reply SpA	1,605	254,183
Stellantis NV	70,058	1,178,964
UniCredit SpA	25,664	1,066,727
		9,512,988
Japan — 20.2%
Aisin Corp.	14,600	513,064
ANA Holdings, Inc.	14,300	289,059
Asahi Kasei Corp.	41,400	293,197
Asics Corp.	19,000	376,993
Astellas Pharma, Inc.	27,300	339,256
Brother Industries Ltd.	14,100	263,617
Chubu Electric Power Co., Inc.	20,500	256,126
Chugai Pharmaceutical Co. Ltd.	7,400	373,570
Daiichi Sankyo Co. Ltd.	34,200	1,435,634
Daiwa Securities Group, Inc.	42,200	313,786
Denso Corp.	119,000	1,847,344
Disco Corp.	1,500	434,872
Ebara Corp.	33,600	459,636
Fast Retailing Co. Ltd.(1)	800	257,453
Fuji Electric Co. Ltd.	8,300	500,994
Hikari Tsushin, Inc.	1,600	337,919
Hitachi Ltd.	14,400	355,248
Hoshizaki Corp.	6,500	210,246
Hoya Corp.	4,700	667,056
Idemitsu Kosan Co. Ltd.	86,200	630,026
Inpex Corp.	34,000	501,201
Isuzu Motors Ltd.	153,800	2,335,062
ITOCHU Corp.(1)	8,200	436,602
Japan Airlines Co. Ltd.	16,100	270,320
Japan Tobacco, Inc.	82,100	2,370,246
13

Quality Diversified International ETF
	Shares	Value
JFE Holdings, Inc.	17,800	$246,764
Kajima Corp.	16,100	294,810
Kansai Electric Power Co., Inc.	15,000	266,610
Kao Corp.	5,100	228,539
Kawasaki Kisen Kaisha Ltd.	18,100	267,371
KDDI Corp.	9,700	327,250
Kirin Holdings Co. Ltd.	19,500	294,379
Komatsu Ltd.	9,600	268,631
Konami Group Corp.	6,900	625,454
Kyocera Corp.	23,800	294,825
Lasertec Corp.	2,000	390,034
Makita Corp.	8,400	281,505
Marubeni Corp.	91,200	1,573,159
Mazda Motor Corp.(1)	28,000	236,493
McDonald's Holdings Co. Japan Ltd.	5,400	237,187
MEIJI Holdings Co. Ltd.	12,100	300,480
Mitsubishi Chemical Group Corp.	59,500	347,731
Mitsubishi UFJ Financial Group, Inc.	24,000	253,205
Mitsui & Co. Ltd.	32,700	706,786
MonotaRO Co. Ltd.	22,300	352,723
MS&AD Insurance Group Holdings, Inc.	10,700	246,641
NEC Corp.	7,700	682,418
Nexon Co. Ltd.	13,100	258,870
NIDEC Corp.	4,400	179,405
Nippon Sanso Holdings Corp.	8,000	275,667
Niterra Co. Ltd.	10,500	312,758
Obayashi Corp.	29,200	375,519
Ono Pharmaceutical Co. Ltd.	18,600	274,970
Oriental Land Co. Ltd.	46,800	1,279,865
Otsuka Corp.	14,300	340,201
Otsuka Holdings Co. Ltd.	11,900	701,561
Pan Pacific International Holdings Corp.	11,500	294,385
Panasonic Holdings Corp.	30,700	257,939
Recruit Holdings Co. Ltd.	23,000	1,434,324
SBI Holdings, Inc.(1)	19,000	467,594
SCREEN Holdings Co. Ltd.	5,500	417,047
SCSK Corp.	16,400	329,799
Seiko Epson Corp.	16,700	312,248
Shin-Etsu Chemical Co. Ltd.	31,600	1,398,874
Sojitz Corp.	41,600	999,758
Sony Group Corp.	3,300	321,400
Subaru Corp.	11,300	216,741
Sumitomo Corp.	11,800	280,585
Sumitomo Electric Industries Ltd.	13,800	230,042
Sumitomo Forestry Co. Ltd.	16,100	673,036
Sumitomo Mitsui Financial Group, Inc.	6,900	455,353
Sumitomo Mitsui Trust Holdings, Inc.	12,700	316,482
Suntory Beverage & Food Ltd.	7,400	272,123
TDK Corp.	34,300	2,337,947
Terumo Corp.	13,200	245,447
Tokyo Electron Ltd.	6,300	1,133,876
Tokyo Gas Co. Ltd.	12,300	307,693
Toyo Suisan Kaisha Ltd.	4,700	294,449
Toyota Tsusho Corp.	26,500	512,092
14

Quality Diversified International ETF
	Shares	Value
Trend Micro, Inc.	6,000	$360,738
Unicharm Corp.	7,000	242,870
Zensho Holdings Co. Ltd.	5,700	297,647
		43,200,827
Netherlands — 5.7%
Aalberts NV	6,166	241,045
Adyen NV(2)	416	613,934
Akzo Nobel NV	3,161	202,221
Arcadis NV	7,079	520,097
ASM International NV	851	579,427
ASML Holding NV	1,250	1,127,292
BE Semiconductor Industries NV	1,502	198,076
EXOR NV	1,972	220,040
ING Groep NV	142,380	2,588,771
Koninklijke Ahold Delhaize NV	72,236	2,485,507
Koninklijke Philips NV(2)	9,885	297,743
NN Group NV	21,044	1,032,131
Randstad NV	18,975	915,350
Universal Music Group NV	35,764	935,713
Wolters Kluwer NV	1,440	246,250
		12,203,597
New Zealand — 0.3%
Fisher & Paykel Healthcare Corp. Ltd.	26,773	597,595
Norway — 1.7%
Aker BP ASA	18,978	454,637
DNB Bank ASA	13,631	287,945
Equinor ASA	40,325	1,082,023
Kongsberg Gruppen ASA	5,488	579,963
Orkla ASA	33,478	297,622
Salmar ASA	3,719	193,098
Telenor ASA	23,047	285,504
Yara International ASA	15,754	457,885
		3,638,677
Portugal — 0.3%
Banco Comercial Portugues SA, R Shares	545,467	251,438
Galp Energia SGPS SA	13,802	286,722
		538,160
Singapore — 1.3%
Genting Singapore Ltd.	2,137,200	1,318,964
Jardine Cycle & Carriage Ltd.(1)	56,800	1,204,221
Singapore Airlines Ltd.(1)	55,600	267,609
		2,790,794
South Korea — 0.8%
Celltrion, Inc.	1,975	300,456
Hanmi Semiconductor Co. Ltd.	2,857	246,886
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	4,283	614,569
Kia Corp.	7,836	622,561
		1,784,472
Spain — 3.0%
ACS Actividades de Construccion y Servicios SA(1)	5,981	271,599
Aena SME SA	5,608	1,128,587
Banco Bilbao Vizcaya Argentaria SA	133,266	1,415,736
Banco Santander SA	50,874	252,972
Bankinter SA	37,260	329,045
15

Quality Diversified International ETF
	Shares	Value
Endesa SA	13,441	$283,792
Industria de Diseno Textil SA	15,848	858,574
Laboratorios Farmaceuticos Rovi SA	2,402	211,686
Mapfre SA	560,690	1,411,377
Repsol SA	16,375	224,861
		6,388,229
Sweden — 4.0%
AAK AB	7,869	243,058
AddTech AB, B Shares	10,501	331,931
Alfa Laval AB	5,777	259,197
Assa Abloy AB, Class B	34,620	1,118,505
Atlas Copco AB, A Shares	14,387	261,745
Epiroc AB, A Shares	10,592	204,278
Essity AB, B Shares	86,770	2,635,044
H & M Hennes & Mauritz AB, B Shares(1)	31,089	491,719
Lifco AB, B Shares	9,214	308,294
Securitas AB, B Shares	54,623	638,620
SKF AB, B Shares	14,898	282,297
SSAB AB, B Shares	97,695	465,208
Swedbank AB, A Shares	11,940	255,408
Swedish Orphan Biovitrum AB(2)	8,841	276,036
Telefonaktiebolaget LM Ericsson, B Shares	43,508	324,579
Trelleborg AB, B Shares	5,664	221,199
Volvo AB, B Shares	10,519	279,705
		8,596,823
Switzerland — 5.8%
ABB Ltd.	4,019	231,120
Alcon, Inc.	2,582	252,210
Clariant AG(2)	13,785	216,830
Flughafen Zurich AG	1,035	242,175
Julius Baer Group Ltd.	4,454	260,641
Logitech International SA	5,204	472,687
Novartis AG	32,223	3,893,123
On Holding AG, Class A(1)(2)	5,165	242,652
Partners Group Holding AG	430	622,095
PSP Swiss Property AG	2,126	308,521
Roche Holding AG	12,414	4,202,394
Straumann Holding AG	2,985	442,280
Swiss Prime Site AG	2,892	325,633
UBS Group AG	16,382	504,821
Zurich Insurance Group AG	419	243,219
		12,460,401
Taiwan — 1.9%
Accton Technology Corp.	39,000	620,991
Asia Vital Components Co. Ltd.	13,000	246,058
Elite Material Co. Ltd.	20,000	291,940
Gigabyte Technology Co. Ltd.	29,000	237,794
Global Unichip Corp.	1,000	34,924
MediaTek, Inc.	25,000	970,421
Quanta Computer, Inc.	77,000	646,874
Taiwan Semiconductor Manufacturing Co. Ltd.	31,000	917,766
		3,966,768
United Kingdom — 12.0%
3i Group PLC	52,388	2,200,538
16

Quality Diversified International ETF
	Shares	Value
Admiral Group PLC	13,808	$530,320
Antofagasta PLC	7,823	191,010
Associated British Foods PLC	28,479	934,245
AstraZeneca PLC	1,414	247,825
Aviva PLC	43,562	289,720
BAE Systems PLC	29,689	533,801
Barratt Developments PLC	41,545	277,994
Beazley PLC	28,076	277,999
BP PLC	43,325	245,275
British American Tobacco PLC	9,703	363,198
Bunzl PLC	7,122	332,497
Centrica PLC	158,596	269,292
Coca-Cola HBC AG(2)	6,509	241,683
Compass Group PLC	32,498	1,027,108
ConvaTec Group PLC	84,091	264,791
DCC PLC	3,674	259,584
Diploma PLC	4,834	284,705
Evraz PLC(2)(3)	199,959	26
Glencore PLC(2)	59,965	316,378
GSK PLC	56,734	1,235,640
Hikma Pharmaceuticals PLC	10,833	283,157
Hiscox Ltd.	15,121	234,299
Howden Joinery Group PLC	44,916	565,232
HSBC Holdings PLC(1)	286,800	2,534,349
Imperial Brands PLC	10,772	309,185
InterContinental Hotels Group PLC	8,909	891,650
J Sainsbury PLC	81,542	314,407
Kingfisher PLC	87,572	329,071
Marks & Spencer Group PLC	66,400	299,654
NatWest Group PLC	66,366	302,342
Next PLC	4,301	576,752
Pearson PLC	22,053	307,332
RELX PLC	6,383	297,959
Rightmove PLC	32,322	236,774
Rio Tinto PLC	38,948	2,455,569
Rolls-Royce Holdings PLC(2)	46,415	304,315
Shell PLC	84,074	2,995,715
Smith & Nephew PLC	21,108	325,048
Tesco PLC	71,590	333,777
Unilever PLC	4,887	316,806
Vodafone Group PLC	288,760	283,044
Wise PLC, Class A(2)	21,258	197,500
WPP PLC	72,425	693,754
		25,711,320
United States — 2.1%
Autoliv, Inc.	6,598	676,097
Bunge Global SA	2,479	251,321
Coupang, Inc.(2)	1,345	29,792
CRH PLC	20,155	1,829,469
Flex Ltd.(2)	7,709	250,465
Janus Henderson Group PLC	7,956	299,225
Noble Corp. PLC	5,190	197,999
NXP Semiconductors NV	1,788	458,372
TechnipFMC PLC	8,388	225,134
17

Quality Diversified International ETF
	Shares	Value
Waste Connections, Inc.	1,337	$249,350
		4,467,224
TOTAL COMMON STOCKS (Cost $180,355,509)		212,339,763
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc.(2) (Cost $—)	966	7
SHORT-TERM INVESTMENTS — 1.4%
Money Market Funds — 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	541,013	541,013
State Street Navigator Securities Lending Government Money Market Portfolio(4)	2,426,417	2,426,417
TOTAL SHORT-TERM INVESTMENTS (Cost $2,967,430)		2,967,430
TOTAL INVESTMENT SECURITIES — 100.7% (Cost $183,322,939)		215,307,200
OTHER ASSETS AND LIABILITIES — (0.7)%		(1,511,957)
TOTAL NET ASSETS — 100.0%		$213,795,243

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	16.4%
Industrials	16.1%
Consumer Discretionary	14.4%
Health Care	13.9%
Information Technology	9.9%
Materials	8.3%
Consumer Staples	8.2%
Energy	5.4%
Communication Services	3.6%
Utilities	2.6%
Real Estate	0.5%
Short-Term Investments	1.4%
Other Assets and Liabilities	(0.7)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $6,329,080. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Security may be subject to resale, redemption or transferability restrictions.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $6,632,490, which includes securities collateral of $4,206,073.

See Notes to Financial Statements.
18

AUGUST 31, 2024

Quality Preferred ETF
	Shares/Principal Amount	Value
PREFERRED STOCKS — 78.8%
Automobiles — 1.9%
Ford Motor Co., 6.00%	25,653	$642,351
Ford Motor Co., 6.20%	16,710	420,758
Ford Motor Co., 6.50%(1)	17,613	449,131
		1,512,240
Banks — 20.8%
Bank of America Corp., 5.73%(1)	8,353	199,136
Bank of America Corp., 5.875%	975,000	969,459
Bank of America Corp., 5.875%	15,678	391,636
Bank of America Corp., 5.89%	13,156	297,326
Bank of America Corp., 5.97%	17,755	391,498
Bank of America Corp., 6.00%	29,496	743,004
Bank of America Corp., 6.125%	616,000	623,730
Bank of America Corp., 6.45%	9,949	256,784
Citizens Financial Group, Inc., 5.00%(1)	13,467	288,732
Fifth Third Bancorp, 4.50%	200,000	196,474
Fifth Third Bancorp, 4.95%	14,970	315,867
Fifth Third Bancorp, 6.00%	16,281	410,118
Fifth Third Bancorp, 9.30%	23,602	605,155
First Citizens BancShares, Inc., 5.625%	9,091	209,457
Huntington Bancshares, Inc., 6.875%(1)	11,593	293,883
JPMorgan Chase & Co., 4.20%(1)	32,713	663,420
JPMorgan Chase & Co., 4.55%(1)	21,573	464,467
JPMorgan Chase & Co., 4.625%(1)	21,602	478,052
JPMorgan Chase & Co., 4.75%	29,639	674,287
JPMorgan Chase & Co., 5.75%	67,504	1,685,575
M&T Bank Corp., 3.50%	234,000	203,491
M&T Bank Corp., 5.625%	8,256	209,042
M&T Bank Corp., 7.50%	39,160	1,060,844
PNC Financial Services Group, Inc., 5.00%	399,000	392,445
PNC Financial Services Group, Inc., 6.00%	196,000	196,425
PNC Financial Services Group, Inc., 6.20%	504,000	507,449
PNC Financial Services Group, Inc., 6.25%	397,000	396,119
Regions Financial Corp., 5.70%	25,812	613,809
Truist Financial Corp., 5.125%	213,000	205,945
Truist Financial Corp., 5.81%	12,357	292,243
U.S. Bancorp, 6.16%(1)	50,420	1,089,576
Wells Fargo & Co., 3.90%	74,000	72,015
Wells Fargo & Co., 4.75%(1)	30,356	632,619
Wells Fargo & Co., 5.625%(1)	26,101	623,031
		16,653,113
Capital Markets — 12.6%
Affiliated Managers Group, Inc., 4.20%	16,025	277,713
Affiliated Managers Group, Inc., 4.75%	15,964	312,735
Affiliated Managers Group, Inc., 5.875%	53,815	1,274,877
Brookfield Oaktree Holdings LLC, 6.55%	17,904	401,945
Brookfield Oaktree Holdings LLC, 6.625%	17,527	405,575
Charles Schwab Corp., 4.45%(1)	21,077	449,994
Charles Schwab Corp., 5.00%	423,000	396,116
Charles Schwab Corp., 5.00%	199,000	192,312
Charles Schwab Corp., 5.95%(1)	38,283	961,286
19

Quality Preferred ETF
	Shares/Principal Amount	Value
Goldman Sachs Group, Inc., 6.11%	33,400	$765,862
Morgan Stanley, 4.25%(1)	24,612	479,934
Morgan Stanley, 5.85%(1)	29,385	728,160
Morgan Stanley, 6.26%(1)	55,863	1,240,717
Morgan Stanley, 6.375%(1)	14,460	363,524
Morgan Stanley, 6.50%	14,294	367,785
State Street Corp., 5.35%(1)	25,477	630,556
Stifel Financial Corp., 5.20%	13,519	314,182
TPG Operating Group II LP, 6.95%	20,330	523,904
		10,087,177
Chemicals — 0.4%
EIDP, Inc., 4.50%	3,654	276,425
Consumer Finance — 5.2%
American Express Co., 3.55%	709,000	665,418
Capital One Financial Corp., 4.25%	8,846	161,793
Capital One Financial Corp., 4.375%(1)	26,789	505,509
Capital One Financial Corp., 4.80%	64,685	1,296,287
Capital One Financial Corp., 5.00%	56,026	1,176,546
Discover Financial Services, 5.50%	218,000	204,289
Discover Financial Services, 6.125%(1)	195,000	194,501
		4,204,343
Diversified Telecommunication Services — 3.9%
AT&T, Inc., 4.75%(1)	44,744	929,333
AT&T, Inc., 5.00%	35,124	767,811
AT&T, Inc., 5.35%	59,298	1,420,187
		3,117,331
Electric Utilities — 5.7%
BIP Bermuda Holdings I Ltd., 5.125%	17,122	318,469
Brookfield Infrastructure Finance ULC, 5.00%	17,695	322,403
Duke Energy Corp., 5.625%	37,593	939,825
NextEra Energy Capital Holdings, Inc., 5.65%(1)	14,195	350,758
SCE Trust IV, 5.375%	16,767	401,570
Southern Co., 4.20%(1)	107,801	2,250,885
		4,583,910
Financial Services — 2.5%
Equitable Holdings, Inc., 4.30%(1)	23,914	473,497
Equitable Holdings, Inc., 5.25%(1)	46,528	1,071,075
Jackson Financial, Inc., 8.00%(1)	17,903	472,639
		2,017,211
Food Products — 0.9%
CHS, Inc., 6.75%	14,637	371,780
CHS, Inc., 7.10%	14,849	380,283
		752,063
Independent Power and Renewable Electricity Producers — 0.7%
Tennessee Valley Authority, 2.13%	12,956	296,951
Tennessee Valley Authority, 2.22%(1)	13,197	296,537
		593,488
Insurance — 10.9%
American Financial Group, Inc., 5.125%	13,330	291,527
American Financial Group, Inc., 5.625%	11,733	277,720
Arch Capital Group Ltd., 4.55%	25,574	516,339
Arch Capital Group Ltd., 5.45%	17,872	414,630
Assurant, Inc., 5.25%	14,649	321,546
20

Quality Preferred ETF
	Shares/Principal Amount	Value
Athene Holding Ltd., 4.875%	33,696	$646,963
Athene Holding Ltd., 6.35%	13,024	323,646
Athene Holding Ltd., 7.75%(1)	25,463	669,168
Axis Capital Holdings Ltd., 5.50%	27,721	612,911
Enstar Group Ltd., 7.00%	20,463	418,264
F&G Annuities & Life, Inc., 7.95%	17,521	453,794
Globe Life, Inc., 4.25%	15,178	258,633
Hartford Financial Services Group, Inc., 6.00%	17,761	442,427
MetLife, Inc., 5.625%(1)	21,537	531,102
MetLife, Inc., 6.60%(1)	30,679	738,137
Mitsui Sumitomo Insurance Co. Ltd., 4.95%(2)	200,000	197,503
Reinsurance Group of America, Inc., 5.75%(1)	20,494	506,817
RenaissanceRe Holdings Ltd., 5.75%	13,415	330,009
W.R. Berkley Corp., 4.125%	15,208	291,233
W.R. Berkley Corp., 5.10%	9,805	221,691
W.R. Berkley Corp., 5.70%(1)	10,453	259,548
		8,723,608
Leisure Products — 0.4%
Brunswick Corp., 6.625%	11,553	284,781
Mortgage Real Estate Investment Trusts (REITs) — 1.3%
AGNC Investment Corp., 6.125%	16,049	387,423
AGNC Investment Corp., 6.50%	15,495	385,980
MFA Financial, Inc., 6.50%	11,337	264,946
		1,038,349
Multi-Utilities — 3.1%
Brookfield Infrastructure Partners LP, 5.125%(1)	20,739	396,115
CMS Energy Corp., 5.875%(1)	22,481	554,381
CMS Energy Corp., 5.875%	15,889	391,346
Dominion Energy, Inc., 4.35%	825,000	792,564
Sempra, 5.75%	14,835	371,172
		2,505,578
Oil, Gas and Consumable Fuels — 0.5%
Energy Transfer LP, 6.625%	415,000	405,167
Retail REITs — 1.3%
Agree Realty Corp., 4.25%	14,093	282,987
Federal Realty Investment Trust, 5.00%	6,492	142,435
Kimco Realty Corp., 5.25%	15,161	346,732
Realty Income Corp., 6.00%	11,918	301,645
		1,073,799
Specialized REITs — 4.4%
EPR Properties, 5.75%	12,130	279,111
National Storage Affiliates Trust, 6.00%	13,285	303,961
Public Storage, 3.875%(1)	17,435	312,958
Public Storage, 3.90%	14,596	261,414
Public Storage, 4.00%(1)	30,742	577,949
Public Storage, 4.00%(1)	30,698	572,211
Public Storage, 4.10%(1)	15,423	294,888
Public Storage, 4.875%(1)	10,985	249,909
Public Storage, 5.15%(1)	14,019	339,961
Public Storage, 5.60%(1)	14,366	358,288
		3,550,650
Trading Companies and Distributors — 0.9%
WESCO International, Inc., 10.625%	27,553	721,889
21

Quality Preferred ETF
	Shares/Principal Amount	Value
Wireless Telecommunication Services — 1.4%
U.S. Cellular Corp., 5.50%	25,842	$542,682
U.S. Cellular Corp., 6.25%	26,422	596,873
		1,139,555
TOTAL PREFERRED STOCKS (Cost $62,474,189)		63,240,677
CORPORATE BONDS — 10.4%
Capital Markets — 0.2%
ARES Finance Co. III LLC, VRN, 4.125%, 6/30/51(2)	$204,000	192,397
Electric Utilities — 1.5%
American Electric Power Co., Inc., VRN, 6.95%, 12/15/54	194,000	202,778
American Electric Power Co., Inc., VRN, 3.875%, 2/15/62	210,000	195,776
Duke Energy Corp., VRN, 3.25%, 1/15/82	216,000	194,410
NextEra Energy Capital Holdings, Inc., VRN, 4.80%, 12/1/77	209,000	194,800
NextEra Energy Capital Holdings, Inc., VRN, 3.80%, 3/15/82	207,000	192,900
Southern Co., Seires B, VRN, 4.00%, 1/15/51	196,000	192,010
		1,172,674
Financial Services — 0.2%
Corebridge Financial, Inc., VRN, 6.875%, 12/15/52	192,000	196,265
Insurance — 5.4%
ACE Capital Trust II, 9.70%, 4/1/30	163,000	197,919
Aegon Ltd., VRN, 5.50%, 4/11/48	199,000	197,062
Allstate Corp., VRN, 6.50%, 5/15/67	1,272,000	1,323,440
Meiji Yasuda Life Insurance Co., VRN, 5.20%, 10/20/45(2)	192,000	191,819
Meiji Yasuda Life Insurance Co., VRN, 5.10%, 4/26/48(2)	197,000	197,197
MetLife Capital Trust IV, 7.875%, 12/15/67(2)	180,000	197,731
MetLife, Inc., 6.40%, 12/15/66	191,000	201,281
MetLife, Inc., 9.25%, 4/8/68(2)	166,000	195,528
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, VRN, 5.875%, 5/23/42(2)	200,000	205,773
Nippon Life Insurance Co., VRN, 4.70%, 1/20/46(2)	394,000	392,520
Nippon Life Insurance Co., VRN, 3.40%, 1/23/50(2)	440,000	406,087
PartnerRe Finance B LLC, VRN, 4.50%, 10/1/50	212,000	195,337
Sumitomo Life Insurance Co., VRN, 4.00%, 9/14/77(2)	202,000	195,614
Sumitomo Life Insurance Co., VRN, 3.375%, 4/15/81(2)	222,000	197,747
		4,295,055
Multi-Utilities — 0.2%
CMS Energy Corp., VRN, 3.75%, 12/1/50	233,000	200,066
Oil, Gas and Consumable Fuels — 2.6%
Enbridge, Inc., VRN, 5.50%, 7/15/77	315,000	304,083
Enbridge, Inc., VRN, 6.25%, 3/1/78	404,000	396,178
Enbridge, Inc., VRN, 7.375%, 1/15/83	387,000	392,123
Enterprise Products Operating LLC, VRN, 5.375%, 2/15/78	206,000	193,969
Transcanada Trust, VRN, 5.30%, 3/15/77	411,000	395,375
Transcanada Trust, VRN, 5.50%, 9/15/79	420,000	395,524
		2,077,252
Wireless Telecommunication Services — 0.3%
Vodafone Group PLC, VRN, 5.125%, 6/4/81	258,000	202,882
TOTAL CORPORATE BONDS (Cost $8,085,277)		8,336,591
CONVERTIBLE PREFERRED STOCKS — 9.4%
Banks — 3.2%
Wells Fargo & Co., 7.50%	2,070	2,544,273
Electric Utilities — 3.1%
NextEra Energy, Inc., 6.93%, 9/1/25(1)	43,287	1,997,911
22

Quality Preferred ETF
	Shares/Principal Amount	Value
NextEra Energy, Inc., 7.30%, 6/1/27(1)	9,885	$532,851
		2,530,762
Financial Services — 2.4%
Apollo Global Management, Inc., 6.75%, 7/31/26	30,370	1,937,606
Machinery — 0.7%
Chart Industries, Inc., 6.75%, 12/15/25	10,643	532,044
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $7,523,014)		7,544,685
SHORT-TERM INVESTMENTS — 12.6%
Money Market Funds — 12.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	521,683	521,683
State Street Navigator Securities Lending Government Money Market Portfolio(3)	9,643,275	9,643,275
TOTAL SHORT-TERM INVESTMENTS (Cost $10,164,958)		10,164,958
TOTAL INVESTMENT SECURITIES — 111.2% (Cost $88,247,438)		89,286,911
OTHER ASSETS AND LIABILITIES — (11.2)%		(9,015,328)
TOTAL NET ASSETS — 100.0%		$80,271,583

NOTES TO SCHEDULE OF INVESTMENTS
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $11,111,284. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $2,569,916, which represented 3.2% of total net assets.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $11,359,378, which includes securities collateral of $1,716,103.

See Notes to Financial Statements.
23

AUGUST 31, 2024

U.S. Quality Growth ETF
	Shares	Value
COMMON STOCKS — 98.9%
Aerospace and Defense — 2.2%
Axon Enterprise, Inc.(1)	8,778	$3,203,707
General Electric Co.	43,839	7,655,166
Howmet Aerospace, Inc.	61,855	5,978,904
Leonardo DRS, Inc.(1)	26,411	753,770
Woodward, Inc.	6,520	1,086,558
		18,678,105
Air Freight and Logistics — 0.1%
CH Robinson Worldwide, Inc.	7,374	763,283
Beverages — 0.3%
Coca-Cola Consolidated, Inc.	1,663	2,232,411
Biotechnology — 4.6%
Alkermes PLC(1)	199,496	5,675,661
Alnylam Pharmaceuticals, Inc.(1)	2,753	723,186
BioMarin Pharmaceutical, Inc.(1)	66,706	6,084,254
Exelixis, Inc.(1)	323,180	8,412,375
Halozyme Therapeutics, Inc.(1)	88,902	5,676,393
Neurocrine Biosciences, Inc.(1)	78,496	9,973,702
Regeneron Pharmaceuticals, Inc.(1)	1,163	1,377,794
United Therapeutics Corp.(1)	4,791	1,741,768
		39,665,133
Broadline Retail — 3.3%
Amazon.com, Inc.(1)	145,363	25,947,296
Dillard's, Inc., Class A	7,784	2,638,542
		28,585,838
Building Products — 2.0%
A.O. Smith Corp.	16,889	1,413,947
AAON, Inc.	7,939	758,254
Carlisle Cos., Inc.	32,511	13,778,162
Lennox International, Inc.	1,285	758,394
Trane Technologies PLC	2,607	942,848
		17,651,605
Capital Markets — 2.7%
Evercore, Inc., Class A	28,131	6,912,912
Freedom Holding Corp.(1)	9,608	868,947
Moody's Corp.	1,566	763,801
Morningstar, Inc.	2,519	790,387
SEI Investments Co.	195,553	13,225,249
Tradeweb Markets, Inc., Class A	6,391	755,672
		23,316,968
Chemicals — 0.7%
Cabot Corp.	13,373	1,405,636
Ecolab, Inc.	3,036	768,654
NewMarket Corp.	3,809	2,185,490
RPM International, Inc.	18,439	2,143,534
		6,503,314
Commercial Services and Supplies — 2.2%
Cintas Corp.	952	766,474
Rollins, Inc.	14,970	751,195
Veralto Corp.	155,229	17,452,396
		18,970,065
24

U.S. Quality Growth ETF
	Shares	Value
Communications Equipment — 1.0%
Arista Networks, Inc.(1)	20,834	$7,362,319
F5, Inc.(1)	7,005	1,423,066
		8,785,385
Construction and Engineering — 1.7%
Comfort Systems USA, Inc.	2,268	801,783
EMCOR Group, Inc.	33,658	13,229,614
Quanta Services, Inc.	2,748	756,057
		14,787,454
Consumer Finance — 0.1%
American Express Co.	2,987	772,588
Consumer Staples Distribution & Retail — 2.6%
Costco Wholesale Corp.	930	829,913
Maplebear, Inc.(1)	39,157	1,405,344
Sprouts Farmers Market, Inc.(1)	19,375	2,015,969
Target Corp.	32,332	4,966,842
U.S. Foods Holding Corp.(1)	36,485	2,160,277
Walmart, Inc.	141,108	10,897,771
		22,276,116
Containers and Packaging — 0.1%
AptarGroup, Inc.	4,989	764,265
Diversified Consumer Services — 1.1%
Duolingo, Inc.(1)	4,215	895,983
H&R Block, Inc.	132,027	8,358,629
		9,254,612
Electric Utilities — 0.4%
Constellation Energy Corp.	13,177	2,591,916
FirstEnergy Corp.	17,379	763,286
		3,355,202
Electrical Equipment — 1.2%
Acuity Brands, Inc.	33,352	8,494,754
GE Vernova, Inc.(1)	4,095	823,095
Vertiv Holdings Co.	9,556	793,435
		10,111,284
Electronic Equipment, Instruments and Components — 1.0%
Amphenol Corp., Class A	11,145	751,730
Badger Meter, Inc.	10,568	2,186,942
Fabrinet(1)	5,615	1,368,095
Insight Enterprises, Inc.(1)	6,533	1,418,118
Jabil, Inc.	12,847	1,403,920
TE Connectivity Ltd.	9,106	1,398,682
		8,527,487
Energy Equipment and Services — 0.6%
Baker Hughes Co.	21,312	749,543
Weatherford International PLC	40,897	4,291,731
		5,041,274
Entertainment — 1.2%
Netflix, Inc.(1)	15,182	10,647,896
Financial Services — 0.5%
Mastercard, Inc., Class A	6,965	3,366,463
Toast, Inc., Class A(1)	31,698	788,012
		4,154,475
Food Products — 0.5%
Ingredion, Inc.	34,536	4,638,530
25

U.S. Quality Growth ETF
	Shares	Value
Gas Utilities — 0.2%
UGI Corp.	54,018	$1,345,588
Ground Transportation — 1.0%
Uber Technologies, Inc.(1)	119,785	8,759,877
Health Care Equipment and Supplies — 2.3%
Boston Scientific Corp.(1)	9,481	775,451
IDEXX Laboratories, Inc.(1)	4,372	2,104,375
Inspire Medical Systems, Inc.(1)	3,920	704,894
Insulet Corp.(1)	23,759	4,817,612
Merit Medical Systems, Inc.(1)	8,046	777,887
Penumbra, Inc.(1)	3,572	722,687
ResMed, Inc.	40,922	10,026,709
		19,929,615
Health Care Providers and Services — 0.7%
DaVita, Inc.(1)	13,927	2,101,863
Tenet Healthcare Corp.(1)	13,035	2,161,724
Universal Health Services, Inc., Class B	5,979	1,422,823
		5,686,410
Hotels, Restaurants and Leisure — 4.9%
Airbnb, Inc., Class A(1)	11,930	1,399,508
Booking Holdings, Inc.	6,718	26,262,207
Cava Group, Inc.(1)	6,152	701,574
Chipotle Mexican Grill, Inc.(1)	13,975	783,718
Expedia Group, Inc.(1)	10,092	1,403,696
Texas Roadhouse, Inc.	43,893	7,406,944
Wingstop, Inc.	10,885	4,202,808
		42,160,455
Household Durables — 0.1%
Garmin Ltd.	4,176	765,419
Household Products — 3.3%
Colgate-Palmolive Co.	20,579	2,191,663
Kimberly-Clark Corp.	141,121	20,414,564
Reynolds Consumer Products, Inc.	177,220	5,582,430
		28,188,657
Insurance — 2.0%
Axis Capital Holdings Ltd.	9,799	782,744
Kinsale Capital Group, Inc.	6,172	3,031,008
Progressive Corp.	49,337	12,442,791
Ryan Specialty Holdings, Inc.	11,699	756,106
		17,012,649
Interactive Media and Services — 3.3%
Alphabet, Inc., Class A	36,741	6,002,745
Match Group, Inc.(1)	37,352	1,389,868
Meta Platforms, Inc., Class A	40,617	21,174,048
		28,566,661
IT Services — 3.0%
Cloudflare, Inc., Class A(1)	54,662	4,489,937
Gartner, Inc.(1)	1,561	767,949
Globant SA(1)	10,555	2,134,643
GoDaddy, Inc., Class A(1)	8,581	1,436,545
VeriSign, Inc.(1)	93,284	17,154,928
		25,984,002
Leisure Products — 0.2%
Mattel, Inc.(1)	71,303	1,353,331
26

U.S. Quality Growth ETF
	Shares	Value
Life Sciences Tools and Services — 1.1%
Medpace Holdings, Inc.(1)	21,945	$7,796,400
Mettler-Toledo International, Inc.(1)	977	1,405,981
		9,202,381
Machinery — 3.5%
Allison Transmission Holdings, Inc.	15,393	1,427,701
Caterpillar, Inc.	4,001	1,424,756
Donaldson Co., Inc.	188,177	13,686,113
Federal Signal Corp.	31,954	3,019,334
Flowserve Corp.	43,660	2,177,761
ITT, Inc.	5,424	755,129
Lincoln Electric Holdings, Inc.	7,068	1,368,436
Mueller Industries, Inc.	19,697	1,432,169
SPX Technologies, Inc.(1)	19,016	3,102,270
Watts Water Technologies, Inc., Class A	7,296	1,435,123
Westinghouse Air Brake Technologies Corp.	4,513	765,269
		30,594,061
Media — 1.0%
New York Times Co., Class A	42,367	2,327,220
Trade Desk, Inc., Class A(1)	57,189	5,977,966
		8,305,186
Metals and Mining — 0.1%
Carpenter Technology Corp.	5,184	750,488
Oil, Gas and Consumable Fuels — 1.1%
SM Energy Co.	77,244	3,524,644
Targa Resources Corp.	6,292	924,295
Texas Pacific Land Corp.	4,308	3,743,178
Valero Energy Corp.	9,556	1,402,152
		9,594,269
Paper and Forest Products — 0.2%
Louisiana-Pacific Corp.	14,344	1,392,085
Personal Care Products — 0.2%
BellRing Brands, Inc.(1)	32,251	1,803,798
Pharmaceuticals — 2.5%
Merck & Co., Inc.	167,373	19,825,332
Zoetis, Inc.	7,706	1,413,974
		21,239,306
Professional Services — 0.2%
Exponent, Inc.	7,064	764,820
Paycom Software, Inc.	8,540	1,390,141
		2,154,961
Real Estate Management and Development — 1.0%
Jones Lang LaSalle, Inc.(1)	33,796	8,625,753
Semiconductors and Semiconductor Equipment — 5.6%
Applied Materials, Inc.	6,878	1,356,754
Cirrus Logic, Inc.(1)	43,776	6,377,725
KLA Corp.	2,634	2,158,379
Lam Research Corp.	1,645	1,350,562
Monolithic Power Systems, Inc.	7,902	7,385,841
NVIDIA Corp.	132,617	15,830,491
QUALCOMM, Inc.	80,345	14,084,479
		48,544,231
Software — 22.9%
Adobe, Inc.(1)	26,313	15,114,450
27

U.S. Quality Growth ETF
	Shares	Value
AppLovin Corp., Class A(1)	142,655	$13,248,370
Atlassian Corp., Class A(1)	19,483	3,226,385
Autodesk, Inc.(1)	8,402	2,171,077
Datadog, Inc., Class A(1)	6,403	744,413
DocuSign, Inc.(1)	158,679	9,395,383
Dropbox, Inc., Class A(1)	343,769	8,642,353
Dynatrace, Inc.(1)	27,746	1,404,502
Elastic NV(1)	41,609	3,170,190
Fair Isaac Corp.(1)	1,393	2,410,266
Fortinet, Inc.(1)	229,582	17,611,235
HubSpot, Inc.(1)	11,723	5,850,598
Manhattan Associates, Inc.(1)	49,017	12,961,565
Microsoft Corp.	29,006	12,099,563
Nutanix, Inc., Class A(1)	160,794	10,160,573
Palantir Technologies, Inc., Class A(1)	232,814	7,328,985
Palo Alto Networks, Inc.(1)	23,005	8,344,374
Pegasystems, Inc.	39,703	2,814,149
Qualys, Inc.(1)	28,295	3,541,685
Salesforce, Inc.	5,280	1,335,312
ServiceNow, Inc.(1)	25,892	22,137,660
Smartsheet, Inc., Class A(1)	50,433	2,461,130
SPS Commerce, Inc.(1)	10,812	2,159,589
Tenable Holdings, Inc.(1)	18,152	749,314
Workday, Inc., Class A(1)	66,000	17,370,540
Zoom Video Communications, Inc., Class A(1)	158,994	10,983,305
		197,436,966
Specialized REITs — 0.1%
SBA Communications Corp.	3,303	748,658
Specialty Retail — 1.9%
Abercrombie & Fitch Co., Class A(1)	25,256	3,727,028
Burlington Stores, Inc.(1)	9,029	2,421,939
Dick's Sporting Goods, Inc.	5,828	1,381,003
Gap, Inc.	113,240	2,539,973
Ross Stores, Inc.	14,600	2,198,906
TJX Cos., Inc.	6,283	736,808
Williams-Sonoma, Inc.	26,334	3,537,446
		16,543,103
Technology Hardware, Storage and Peripherals — 1.4%
Apple, Inc.	31,754	7,271,666
Pure Storage, Inc., Class A(1)	95,803	4,913,736
		12,185,402
Textiles, Apparel and Luxury Goods — 3.6%
Columbia Sportswear Co.	71,923	5,806,344
Crocs, Inc.(1)	9,634	1,408,202
Deckers Outdoor Corp.(1)	6,052	5,805,623
Lululemon Athletica, Inc.(1)	5,191	1,346,909
PVH Corp.	13,193	1,302,017
Ralph Lauren Corp.	36,239	6,206,291
Skechers USA, Inc., Class A(1)	130,580	8,942,118
		30,817,504
Trading Companies and Distributors — 1.3%
Applied Industrial Technologies, Inc.	6,703	1,374,919
MSC Industrial Direct Co., Inc., Class A	38,170	3,139,101
28

U.S. Quality Growth ETF
	Shares	Value
WW Grainger, Inc.	6,428	$6,331,066
		10,845,086
Wireless Telecommunication Services — 0.1%
T-Mobile U.S., Inc.	3,780	751,162
TOTAL COMMON STOCKS (Cost $752,122,522)		850,770,354
RIGHTS — 0.0%
Health Care Equipment and Supplies — 0.0%
ABIOMED, Inc.(1) (Cost $2,638)	2,586	2,638
TOTAL INVESTMENT SECURITIES — 98.9% (Cost $752,125,160)		850,772,992
OTHER ASSETS AND LIABILITIES — 1.1%		9,601,505
TOTAL NET ASSETS — 100.0%		$860,374,497

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

See Notes to Financial Statements.
29

AUGUST 31, 2024

U.S. Quality Value ETF
	Shares	Value
COMMON STOCKS — 99.7%
Aerospace and Defense — 0.2%
Lockheed Martin Corp.	413	$234,625
Textron, Inc.	2,273	207,298
		441,923
Air Freight and Logistics — 0.2%
Expeditors International of Washington, Inc.	1,661	204,984
FedEx Corp.	774	231,248
		436,232
Automobile Components — 0.1%
BorgWarner, Inc.	6,012	204,829
Automobiles — 0.1%
General Motors Co.	4,207	209,425
Beverages — 2.3%
Coca-Cola Co.	65,024	4,712,289
Coca-Cola Consolidated, Inc.	151	202,703
Molson Coors Beverage Co., Class B	3,796	204,870
National Beverage Corp.	4,458	201,323
		5,321,185
Biotechnology — 2.5%
AbbVie, Inc.	24,086	4,728,323
Alkermes PLC(1)	8,037	228,653
Exelixis, Inc.(1)	9,450	245,983
Gilead Sciences, Inc.	2,915	230,285
Incyte Corp.(1)	3,186	209,193
United Therapeutics Corp.(1)	863	313,743
		5,956,180
Broadline Retail — 3.9%
Amazon.com, Inc.(1)	25,707	4,588,699
Dillard's, Inc., Class A	870	294,904
eBay, Inc.	73,798	4,361,462
		9,245,065
Building Products — 3.6%
A.O. Smith Corp.	2,476	207,291
Allegion PLC	9,621	1,335,780
AZEK Co., Inc.(1)	17,324	738,522
Carlisle Cos., Inc.	287	121,630
Masco Corp.	37,482	2,982,068
Owens Corning	14,445	2,437,305
Trane Technologies PLC	1,550	560,573
		8,383,169
Capital Markets — 2.0%
Affiliated Managers Group, Inc.	1,227	213,289
Bank of New York Mellon Corp.	3,077	209,913
Evercore, Inc., Class A	834	204,947
Invesco Ltd.	88,252	1,508,227
Jefferies Financial Group, Inc.	6,434	385,718
Northern Trust Corp.	2,304	210,148
SEI Investments Co.	24,341	1,646,182
State Street Corp.	2,431	211,740
T. Rowe Price Group, Inc.	1,864	197,659
		4,787,823
30

U.S. Quality Value ETF
	Shares	Value
Chemicals — 3.1%
Axalta Coating Systems Ltd.(1)	5,733	$209,255
Cabot Corp.	9,241	971,322
Ecolab, Inc.	4,442	1,124,626
LyondellBasell Industries NV, Class A	33,846	3,340,600
NewMarket Corp.	1,037	594,999
PPG Industries, Inc.	2,999	389,060
Sherwin-Williams Co.	2,101	776,046
		7,405,908
Commercial Services and Supplies — 3.5%
Cintas Corp.	5,187	4,176,157
Veralto Corp.	36,855	4,143,608
		8,319,765
Communications Equipment — 3.2%
Cisco Systems, Inc.	30,002	1,516,301
F5, Inc.(1)	5,134	1,042,972
Motorola Solutions, Inc.	11,055	4,886,752
		7,446,025
Construction and Engineering — 0.2%
EMCOR Group, Inc.	652	256,275
Valmont Industries, Inc.	707	202,033
		458,308
Consumer Finance — 0.3%
Ally Financial, Inc.	4,689	202,518
OneMain Holdings, Inc.	4,186	206,830
Synchrony Financial	4,500	226,170
		635,518
Consumer Staples Distribution & Retail — 4.8%
Kroger Co.	9,233	491,288
Sprouts Farmers Market, Inc.(1)	17,597	1,830,968
Sysco Corp.	4,918	383,456
Target Corp.	23,403	3,595,169
U.S. Foods Holding Corp.(1)	3,476	205,814
Walmart, Inc.	63,372	4,894,220
		11,400,915
Containers and Packaging — 0.6%
Amcor PLC	74,022	846,812
Berry Global Group, Inc.	3,039	209,265
Crown Holdings, Inc.	2,282	206,316
Packaging Corp. of America	1,003	210,169
		1,472,562
Distributors — 1.1%
Genuine Parts Co.	18,382	2,633,405
Diversified Consumer Services — 0.7%
ADT, Inc.	27,281	198,878
H&R Block, Inc.	22,360	1,415,612
		1,614,490
Electrical Equipment — 3.1%
Acuity Brands, Inc.	3,747	954,361
Eaton Corp. PLC	12,649	3,882,357
Hubbell, Inc.	2,305	921,816
nVent Electric PLC	22,505	1,529,440
		7,287,974
31

U.S. Quality Value ETF
	Shares	Value
Electronic Equipment, Instruments and Components — 6.0%
Amphenol Corp., Class A	59,379	$4,005,113
Arrow Electronics, Inc.(1)	6,629	895,445
Badger Meter, Inc.	1,007	208,388
Insight Enterprises, Inc.(1)	2,873	623,642
Jabil, Inc.	5,356	585,304
Keysight Technologies, Inc.(1)	1,341	206,675
Littelfuse, Inc.	1,389	378,086
Novanta, Inc.(1)	4,135	757,863
TE Connectivity Ltd.	41,330	6,348,288
Trimble, Inc.(1)	3,585	203,234
		14,212,038
Entertainment — 1.8%
Electronic Arts, Inc.	1,384	210,119
Netflix, Inc.(1)	5,800	4,067,830
		4,277,949
Financial Services — 1.5%
Berkshire Hathaway, Inc., Class B(1)	451	214,640
Euronet Worldwide, Inc.(1)	1,950	210,424
Fidelity National Information Services, Inc.	2,578	212,556
Jack Henry & Associates, Inc.	1,241	214,730
MGIC Investment Corp.	41,164	1,046,801
PayPal Holdings, Inc.(1)	22,799	1,651,332
		3,550,483
Food Products — 2.6%
Campbell Soup Co.	4,022	199,974
Conagra Brands, Inc.	6,671	208,135
Flowers Foods, Inc.	25,328	588,623
General Mills, Inc.	2,885	208,557
Ingredion, Inc.	31,485	4,228,750
Kellanova	2,533	204,185
Post Holdings, Inc.(1)	1,827	211,512
Tyson Foods, Inc., Class A	3,220	207,078
		6,056,814
Ground Transportation — 1.3%
Uber Technologies, Inc.(1)	40,859	2,988,019
Health Care Equipment and Supplies — 0.2%
IDEXX Laboratories, Inc.(1)	774	372,550
ResMed, Inc.	902	221,008
		593,558
Health Care Providers and Services — 2.6%
Cardinal Health, Inc.	16,804	1,894,147
Cencora, Inc.	877	210,103
Centene Corp.(1)	2,601	205,037
Cigna Group	4,915	1,778,296
DaVita, Inc.(1)	3,001	452,911
Elevance Health, Inc.	374	208,277
Encompass Health Corp.	2,234	207,874
McKesson Corp.	370	207,599
Quest Diagnostics, Inc.	1,377	216,147
Tenet Healthcare Corp.(1)	1,495	247,931
Universal Health Services, Inc., Class B	2,272	540,668
		6,168,990
32

U.S. Quality Value ETF
	Shares	Value
Hotels, Restaurants and Leisure — 0.8%
Booking Holdings, Inc.	54	$211,099
Boyd Gaming Corp.	3,404	204,308
Domino's Pizza, Inc.	892	369,475
Expedia Group, Inc.(1)	1,746	242,851
International Game Technology PLC	9,217	206,369
Texas Roadhouse, Inc.	1,212	204,525
Wingstop, Inc.	940	362,943
		1,801,570
Household Durables — 1.6%
KB Home	2,381	199,314
Lennar Corp., Class A	2,369	431,300
Mohawk Industries, Inc.(1)	1,295	200,906
NVR, Inc.(1)	22	201,794
PulteGroup, Inc.	1,512	199,055
Taylor Morrison Home Corp.(1)	2,976	200,374
Toll Brothers, Inc.	17,020	2,452,071
		3,884,814
Household Products — 7.5%
Clorox Co.	22,821	3,612,793
Colgate-Palmolive Co.	45,659	4,862,683
Kimberly-Clark Corp.	35,470	5,131,090
Procter & Gamble Co.	15,671	2,688,203
Reynolds Consumer Products, Inc.	48,171	1,517,387
		17,812,156
Industrial Conglomerates — 0.1%
3M Co.	1,938	261,029
Insurance — 1.1%
Allstate Corp.	1,132	213,880
Assurant, Inc.	1,059	207,935
Axis Capital Holdings Ltd.	3,083	246,270
Everest Group Ltd.	526	206,318
Globe Life, Inc.	2,395	251,595
Hartford Financial Services Group, Inc.	1,916	222,448
Loews Corp.	2,601	213,126
Old Republic International Corp.	12,155	436,000
Progressive Corp.	847	213,613
Reinsurance Group of America, Inc.	965	213,033
Unum Group	3,767	209,031
		2,633,249
Interactive Media and Services — 0.7%
Alphabet, Inc., Class A	8,555	1,397,716
Meta Platforms, Inc., Class A	414	215,822
		1,613,538
IT Services — 4.0%
Akamai Technologies, Inc.(1)	2,053	209,077
Amdocs Ltd.	19,135	1,664,171
Cognizant Technology Solutions Corp., Class A	23,983	1,865,158
EPAM Systems, Inc.(1)	1,026	205,980
GoDaddy, Inc., Class A(1)	1,258	210,602
International Business Machines Corp.	23,816	4,813,928
Twilio, Inc., Class A(1)	3,363	211,062
VeriSign, Inc.(1)	1,140	209,646
		9,389,624
33

U.S. Quality Value ETF
	Shares	Value
Leisure Products — 0.1%
Mattel, Inc.(1)	10,452	$198,379
Life Sciences Tools and Services — 1.2%
IQVIA Holdings, Inc.(1)	821	206,523
Medpace Holdings, Inc.(1)	523	185,806
Mettler-Toledo International, Inc.(1)	1,728	2,486,730
		2,879,059
Machinery — 4.8%
Allison Transmission Holdings, Inc.	2,889	267,955
Caterpillar, Inc.	1,287	458,301
Crane Co.	2,450	388,031
Donaldson Co., Inc.	19,120	1,390,597
Flowserve Corp.	14,992	747,801
Illinois Tool Works, Inc.	8,260	2,091,267
Lincoln Electric Holdings, Inc.	10,209	1,976,564
Mueller Industries, Inc.	2,887	209,914
Otis Worldwide Corp.	25,328	2,398,308
Parker-Hannifin Corp.	911	546,782
Snap-on, Inc.	720	204,293
Stanley Black & Decker, Inc.	2,035	208,303
Timken Co.	2,412	203,886
Watts Water Technologies, Inc., Class A	1,090	214,403
		11,306,405
Media — 3.1%
Charter Communications, Inc., Class A(1)	586	203,659
Comcast Corp., Class A	129,604	5,128,430
Fox Corp., Class A	4,983	206,147
New York Times Co., Class A	23,494	1,290,525
Nexstar Media Group, Inc., Class A	1,191	203,518
Omnicom Group, Inc.	2,075	208,392
Paramount Global, Class B	17,987	188,324
		7,428,995
Metals and Mining — 0.2%
Commercial Metals Co.	3,768	201,927
Steel Dynamics, Inc.	1,690	201,972
		403,899
Oil, Gas and Consumable Fuels — 0.7%
Marathon Petroleum Corp.	3,330	589,809
SM Energy Co.	16,568	755,998
Valero Energy Corp.	1,401	205,569
		1,551,376
Personal Care Products — 0.2%
BellRing Brands, Inc.(1)	6,840	382,561
Pharmaceuticals — 0.9%
Bristol-Myers Squibb Co.	33,978	1,697,201
Jazz Pharmaceuticals PLC(1)	1,794	208,068
Johnson & Johnson	1,288	213,628
		2,118,897
Professional Services — 0.9%
CACI International, Inc., Class A(1)	430	209,892
Genpact Ltd.	20,899	819,868
Leidos Holdings, Inc.	1,319	209,075
Maximus, Inc.	2,227	205,463
Robert Half, Inc.	3,202	200,669
34

U.S. Quality Value ETF
	Shares	Value
Science Applications International Corp.	1,611	$210,380
SS&C Technologies Holdings, Inc.	2,760	207,248
		2,062,595
Real Estate Management and Development — 1.2%
Jones Lang LaSalle, Inc.(1)	10,675	2,724,580
Retail REITs — 1.7%
Simon Property Group, Inc.	24,179	4,046,356
Semiconductors and Semiconductor Equipment — 3.2%
Amkor Technology, Inc.	12,247	402,926
Applied Materials, Inc.	1,008	198,838
Broadcom, Inc.	1,228	199,943
Cirrus Logic, Inc.(1)	4,242	618,017
KLA Corp.	250	204,858
Lam Research Corp.	241	197,863
Qorvo, Inc.(1)	1,769	205,010
QUALCOMM, Inc.	7,648	1,340,694
Skyworks Solutions, Inc.	2,646	289,975
Teradyne, Inc.	1,503	205,505
Texas Instruments, Inc.	17,603	3,773,027
		7,636,656
Software — 2.4%
Adobe, Inc.(1)	399	229,190
AppLovin Corp., Class A(1)	2,265	210,351
Autodesk, Inc.(1)	1,626	420,158
DocuSign, Inc.(1)	10,095	597,725
Dolby Laboratories, Inc., Class A	2,855	203,733
Dropbox, Inc., Class A(1)	33,594	844,553
Fair Isaac Corp.(1)	258	446,410
Fortinet, Inc.(1)	2,734	209,725
Informatica, Inc., Class A(1)	8,320	207,251
Manhattan Associates, Inc.(1)	778	205,727
Microsoft Corp.	1,495	623,624
Pegasystems, Inc.	3,181	225,469
Qualys, Inc.(1)	4,490	562,013
Zoom Video Communications, Inc., Class A(1)	11,101	766,857
		5,752,786
Specialized REITs — 0.2%
Lamar Advertising Co., Class A	3,222	405,263
Specialty Retail — 4.3%
Abercrombie & Fitch Co., Class A(1)	2,406	355,053
AutoNation, Inc.(1)	1,133	201,651
Best Buy Co., Inc.	29,761	2,988,004
Dick's Sporting Goods, Inc.	1,460	345,962
Gap, Inc.	16,599	372,316
Home Depot, Inc.	11,798	4,347,563
Ross Stores, Inc.	2,653	399,568
TJX Cos., Inc.	3,514	412,087
Williams-Sonoma, Inc.	5,423	728,472
		10,150,676
Technology Hardware, Storage and Peripherals — 5.0%
Apple, Inc.	28,134	6,442,686
Hewlett Packard Enterprise Co.	10,637	206,039
HP, Inc.	115,031	4,161,821
35

U.S. Quality Value ETF
	Shares	Value
NetApp, Inc.	8,457	$1,020,929
		11,831,475
Textiles, Apparel and Luxury Goods — 1.3%
Columbia Sportswear Co.	8,023	647,697
Crocs, Inc.(1)	1,412	206,392
PVH Corp.	1,940	191,459
Ralph Lauren Corp.	1,170	200,374
Skechers USA, Inc., Class A(1)	2,927	200,441
Tapestry, Inc.	38,732	1,586,850
		3,033,213
Tobacco — 0.6%
Altria Group, Inc.	24,505	1,317,634
Trading Companies and Distributors — 0.4%
Applied Industrial Technologies, Inc.	983	201,633
MSC Industrial Direct Co., Inc., Class A	2,463	202,557
WW Grainger, Inc.	665	654,972
		1,059,162
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $209,416,424)		235,194,499
OTHER ASSETS AND LIABILITIES — 0.3%		774,267
TOTAL NET ASSETS — 100.0%		$235,968,766

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

See Notes to Financial Statements.
36

Statements of Assets and Liabilities

AUGUST 31, 2024
	Low Volatility ETF	Quality Convertible Securities ETF
Assets
Investment securities, at value (cost of $10,769,232 and $40,370,902, respectively) — including $— and $973,254, respectively, of securities on loan	$12,938,851	$43,242,922
Investment made with cash collateral received for securities on loan, at value (cost of $— and $939,951, respectively)	—	939,951
Total investment securities, at value (cost of $10,769,232 and $41,310,853, respectively)	12,938,851	44,182,873
Dividends and interest receivable	14,038	194,200
Securities lending receivable	—	1,222
	12,952,889	44,378,295

Liabilities
Payable for collateral received for securities on loan	—	939,951
Accrued management fees	3,279	12,262
	3,279	952,213

Net Assets	$12,949,610	$43,426,082

Shares outstanding (unlimited number of shares authorized)	240,000	980,000

Net Asset Value Per Share	$53.96	$44.31

Net Assets Consist of:
Capital paid in	$11,287,959	$45,243,847
Distributable earnings (loss)	1,661,651	(1,817,765)
	$12,949,610	$43,426,082

See Notes to Financial Statements.
37

AUGUST 31, 2024
	Quality Diversified International ETF	Quality Preferred ETF
Assets
Investment securities, at value (cost of $180,896,522 and $78,604,163, respectively) — including $6,329,080 and $11,111,284, respectively, of securities on loan	$212,880,783	$79,643,636
Investment made with cash collateral received for securities on loan, at value (cost of $2,426,417 and $9,643,275, respectively)	2,426,417	9,643,275
Total investment securities, at value (cost of $183,322,939 and $88,247,438, respectively)	215,307,200	89,286,911
Cash	368	—
Foreign currency holdings, at value (cost of $13,359 and $—, respectively)	13,348	—
Dividends and interest receivable	967,106	622,891
Securities lending receivable	2,489	27,896
	216,290,511	89,937,698

Liabilities
Payable for collateral received for securities on loan	2,426,417	9,643,275
Accrued management fees	68,572	22,840
Accrued other expenses	279	—
	2,495,268	9,666,115

Net Assets	$213,795,243	$80,271,583

Shares outstanding (unlimited number of shares authorized)	4,150,000	2,160,000

Net Asset Value Per Share	$51.52	$37.16

Net Assets Consist of:
Capital paid in	$233,936,840	$81,902,022
Distributable earnings (loss)	(20,141,597)	(1,630,439)
	$213,795,243	$80,271,583

See Notes to Financial Statements.
38

AUGUST 31, 2024
	U.S. Quality Growth ETF	U.S. Quality Value ETF
Assets
Investment securities, at value (cost of $752,125,160 and $209,416,424, respectively)	$850,772,992	$235,194,499
Cash	1,654,285	543,010
Receivable for investments sold	333,175,988	76,729,623
Receivable for capital shares sold	85,673,445	36,061,860
Dividends and interest receivable	633,042	316,715
	1,271,909,752	348,845,707

Liabilities
Payable for investments purchased	324,623,150	76,282,512
Payable for capital shares redeemed	86,710,553	36,537,720
Accrued management fees	201,552	56,709
	411,535,255	112,876,941

Net Assets	$860,374,497	$235,968,766

Shares outstanding (unlimited number of shares authorized)	9,675,000	3,875,000

Net Asset Value Per Share	$88.93	$60.90

Net Assets Consist of:
Capital paid in	$854,847,928	$250,856,245
Distributable earnings (loss)	5,526,569	(14,887,479)
	$860,374,497	$235,968,766

See Notes to Financial Statements.
39

Statements of Operations

YEAR ENDED AUGUST 31, 2024
	Low Volatility ETF	Quality Convertible Securities ETF
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $60 and $135, respectively)	$189,671	$253,383
Interest	3,604	756,062
Securities lending, net	—	19,167
	193,275	1,028,612
Expenses:
Management fees	33,150	120,033
Other expenses	—	369
	33,150	120,402

Net investment income (loss)	160,125	908,210

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	581,435	(107,980)
Change in net unrealized appreciation (depreciation) on investments	1,386,461	3,748,222

Net realized and unrealized gain (loss)	1,967,896	3,640,242

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,128,021	$4,548,452

See Notes to Financial Statements.
40

YEAR ENDED AUGUST 31, 2024
	Quality Diversified International ETF	Quality Preferred ETF
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $827,693 and $1,599, respectively)	$6,759,436	$2,748,327
Interest	45,378	1,059,610
Securities lending, net	39,925	235,968
	6,844,739	4,043,905

Expenses:
Management fees	857,536	203,931
Other expenses	—	52
	857,536	203,983

Net investment income (loss)	5,987,203	3,839,922

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	22,833,445	(169,354)
Foreign currency translation transactions	(65,281)	—
	22,768,164	(169,354)

Change in net unrealized appreciation (depreciation) on:
Investments	12,712,931	2,605,988
Translation of assets and liabilities in foreign currencies	28,308	—
	12,741,239	2,605,988

Net realized and unrealized gain (loss)	35,509,403	2,436,634

Net Increase (Decrease) in Net Assets Resulting from Operations	$41,496,606	$6,276,556

See Notes to Financial Statements.
41

YEAR ENDED AUGUST 31, 2024
	U.S. Quality Growth ETF	U.S. Quality Value ETF
Investment Income (Loss)
Income:
Dividends	$4,964,705	$4,094,302
Interest	113,548	26,592
Securities lending, net	653	316
	5,078,906	4,121,210
Expenses:
Management fees	2,332,342	620,921

Net investment income (loss)	2,746,564	3,500,289

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	143,520,392	35,508,625
Change in net unrealized appreciation (depreciation) on investments	47,351,068	6,664,205

Net realized and unrealized gain (loss)	190,871,460	42,172,830

Net Increase (Decrease) in Net Assets Resulting from Operations	$193,618,024	$45,673,119

See Notes to Financial Statements.
42

Statements of Changes in Net Assets

YEARS ENDED AUGUST 31, 2024 AND AUGUST 31, 2023
	Low Volatility ETF		Quality Convertible Securities ETF
Increase (Decrease) in Net Assets	August 31, 2024	August 31, 2023	August 31, 2024	August 31, 2023
Operations
Net investment income (loss)	$160,125	$146,039	$908,210	$534,667
Net realized gain (loss)	581,435	(897)	(107,980)	(569,362)
Change in net unrealized appreciation (depreciation)	1,386,461	852,258	3,748,222	543,820
Net increase (decrease) in net assets resulting from operations	2,128,021	997,400	4,548,452	509,125

Distributions to Shareholders
From earnings	(168,477)	(128,357)	(1,019,750)	(618,718)

Capital Share Transactions
Proceeds from shares sold	2,905,790	2,586,097	24,633,168	19,937,523
Payments for shares redeemed	(1,499,904)	(1,321,272)	(9,306,922)	(19,943,974)
Other capital	—	—	—	48,993
Net increase (decrease) in net assets from capital share transactions	1,405,886	1,264,825	15,326,246	42,542

Net increase (decrease) in net assets	3,365,430	2,133,868	18,854,948	(67,051)

Net Assets
Beginning of period	9,584,180	7,450,312	24,571,134	24,638,185
End of period	$12,949,610	$9,584,180	$43,426,082	$24,571,134

Transactions in Shares of the Funds
Sold	60,000	60,000	600,000	500,000
Redeemed	(30,000)	(30,000)	(220,000)	(500,000)
Net increase (decrease) in shares of the funds	30,000	30,000	380,000	—

See Notes to Financial Statements.
43

YEARS ENDED AUGUST 31, 2024 AND AUGUST 31, 2023
	Quality Diversified International ETF		Quality Preferred ETF
Increase (Decrease) in Net Assets	August 31, 2024	August 31, 2023	August 31, 2024	August 31, 2023
Operations
Net investment income (loss)	$5,987,203	$6,782,934	$3,839,922	$1,621,651
Net realized gain (loss)	22,768,164	(12,159,074)	(169,354)	(1,724,955)
Change in net unrealized appreciation (depreciation)	12,741,239	41,197,077	2,605,988	384,267
Net increase (decrease) in net assets resulting from operations	41,496,606	35,820,937	6,276,556	280,963

Distributions to Shareholders
From earnings	(7,329,595)	(7,274,680)	(3,762,773)	(1,587,293)

Capital Share Transactions
Proceeds from shares sold	83,352,771	51,868,842	58,886,032	47,848,338
Payments for shares redeemed	(117,564,501)	(56,824,512)	(18,291,378)	(31,857,915)
Other capital	—	—	45,394	39,853
Net increase (decrease) in net assets from capital share transactions	(34,211,730)	(4,955,670)	40,640,048	16,030,276

Net increase (decrease) in net assets	(44,719)	23,590,587	43,153,831	14,723,946

Net Assets
Beginning of period	213,839,962	190,249,375	37,117,752	22,393,806
End of period	$213,795,243	$213,839,962	$80,271,583	$37,117,752

Transactions in Shares of the Funds
Sold	1,750,000	1,250,000	1,620,000	1,335,000
Redeemed	(2,450,000)	(1,350,000)	(510,000)	(900,000)
Net increase (decrease) in shares of the funds	(700,000)	(100,000)	1,110,000	435,000

See Notes to Financial Statements.
44

YEARS ENDED AUGUST 31, 2024 AND AUGUST 31, 2023
	U.S. Quality Growth ETF		U.S. Quality Value ETF
Increase (Decrease) in Net Assets	August 31, 2024	August 31, 2023	August 31, 2024	August 31, 2023
Operations
Net investment income (loss)	$2,746,564	$2,169,448	$3,500,289	$5,132,754
Net realized gain (loss)	143,520,392	17,773,879	35,508,625	(7,442,298)
Change in net unrealized appreciation (depreciation)	47,351,068	52,016,923	6,664,205	23,331,081
Net increase (decrease) in net assets resulting from operations	193,618,024	71,960,250	45,673,119	21,021,537

Distributions to Shareholders
From earnings	(2,799,933)	(1,839,795)	(3,477,643)	(5,272,570)

Capital Share Transactions
Proceeds from shares sold	840,204,248	550,394,708	163,456,488	54,644,425
Payments for shares redeemed	(842,055,380)	(208,240,588)	(183,709,495)	(60,011,648)
Net increase (decrease) in net assets from capital share transactions	(1,851,132)	342,154,120	(20,253,007)	(5,367,223)

Net increase (decrease) in net assets	188,966,959	412,274,575	21,942,469	10,381,744

Net Assets
Beginning of period	671,407,538	259,132,963	214,026,297	203,644,553
End of period	$860,374,497	$671,407,538	$235,968,766	$214,026,297

Transactions in Shares of the Funds
Sold	10,550,000	8,375,000	2,925,000	1,125,000
Redeemed	(10,450,000)	(3,100,000)	(3,300,000)	(1,225,000)
Net increase (decrease) in shares of the funds	100,000	5,275,000	(375,000)	(100,000)

See Notes to Financial Statements.
45

Notes to Financial Statements

AUGUST 31, 2024

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. American Century Low Volatility ETF (Low Volatility ETF), American Century Quality Convertible Securities ETF (Quality Convertible Securities ETF), American Century Quality Diversified International ETF (Quality Diversified International ETF), American Century Quality Preferred ETF (Quality Preferred ETF), American Century U.S. Quality Growth ETF (U.S. Quality Growth ETF) and American Century U.S. Quality Value ETF (U.S. Quality Value ETF) are six funds in a series issued by the trust. Low Volatility ETF’s investment objective is to seek capital appreciation. Quality Convertible Securities ETF’s investment objective is to seek total return. Quality Preferred ETF's investment objective is to seek current income and capital appreciation. Quality Diversified International ETF, U.S. Quality Growth ETF and U.S. Quality Value ETF's investment objectives are to seek to provide investment results that closely correspond, before fees and expenses, to the performance of each fund's underlying index. Shares of Low Volatility ETF, Quality Diversified International ETF, U.S. Quality Growth ETF and U.S. Quality Value ETF are listed for trading on the NYSE Arca, Inc. Shares of Quality Convertible Securities ETF and Quality Preferred ETF are listed for trading on the Cboe BZX Exchange, Inc.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the funds are determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the funds to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before each fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The funds may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates
46

of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. For convertible bonds, the premiums attributable only to the debt instrument are amortized. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid monthly for Quality Convertible Securities ETF and Quality Preferred ETF. Distributions from net investment income, if any, are generally declared and paid quarterly for Low Volatility ETF, U.S. Quality Growth ETF and U.S. Quality Value ETF. Distributions from net investment income, if any, are generally declared and paid semiannually for Quality Diversified International ETF. Distributions from net realized gains, if any, are generally declared and paid annually for all funds. Each fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes the funds to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the funds seek to increase their net investment income through the receipt of interest and fees. Such income is reflected separately within the Statements of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedules of Investments and Statements of Assets and Liabilities.

47

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of August 31, 2024.

Remaining Contractual Maturity of Agreements
Fund / Securities Lending Transactions(1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Quality Convertible Securities ETF
Convertible Bonds	$317,618	—	—	—	$317,618
Convertible Preferred Stocks	622,333	—	—	—	622,333
Total Borrowings	$939,951	—	—	—	$939,951
Gross amount of recognized liabilities for securities lending transactions					$939,951

Quality Diversified International ETF
Common Stocks	$2,426,417	—	—	—	$2,426,417
Gross amount of recognized liabilities for securities lending transactions					$2,426,417

Quality Preferred ETF
Convertible Preferred Stocks	$8,987,824	—	—	—	$8,987,824
Preferred Stocks	655,451	—	—	—	655,451
Total Borrowings	$9,643,275	—	—	—	$9,643,275
Gross amount of recognized liabilities for securities lending transactions					$9,643,275
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Strategic Asset Allocations, Inc. own, in aggregate, 33%, 11% and 42% of the shares of Quality Diversified International ETF, U.S. Quality Growth ETF and U.S. Quality Value ETF, respectively.  Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 35% of the shares of Low Volatility ETF. ACIM owns 42% of the shares of Low Volatility ETF. Related parties do not invest in the funds for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the funds, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses, extraordinary expenses and, in the case of certain funds, fees and expenses of the independent trustees (including legal counsel fees). The fee is computed and accrued daily based on the daily net assets of each fund and paid monthly in arrears.

The annual management fee for each fund is as follows:

Annual Management Fee
Low Volatility ETF	0.29%
Quality Convertible Securities ETF	0.32%
Quality Diversified International ETF	0.39%
Quality Preferred ETF	0.32%
U.S. Quality Growth ETF	0.29%
U.S. Quality Value ETF	0.29%

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The funds may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

48

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments and in kind transactions, for the period ended August 31, 2024 were as follows:

	Low Volatility ETF	Quality Convertible Securities ETF	Quality Diversified International ETF	Quality Preferred ETF	U.S. Quality Growth ETF	U.S. Quality Value ETF
Purchases	$7,435,714	$24,177,212	$235,183,702	$67,932,749	$1,378,328,935	$275,065,126
Sales	$5,941,189	$22,429,102	$169,797,425	$51,591,179	$1,359,391,796	$269,680,041

Securities received or delivered in kind through subscriptions and redemptions and in kind net realized gain (loss) for the period ended August 31, 2024 were as follows:

	In kind Subscriptions	In kind Redemptions	In kind Net Realized Gain/(Loss)*
Low Volatility ETF	$1,371,689	$1,473,271	$405,494
Quality Convertible Securities ETF	$24,208,174	$9,161,509	$819,535
Quality Diversified International ETF	$9,085,751	$109,521,960	$24,891,157
Quality Preferred ETF	$40,467,943	$13,121,306	$485,646
U.S. Quality Growth ETF	$823,767,888	$827,448,227	$172,988,605
U.S. Quality Value ETF	$154,478,577	$179,940,504	$38,754,414
*Net realized gain (loss) on in kind transactions are not considered taxable for federal income tax purposes.

5. Capital Share Transactions

Each fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each fund issues and redeems shares at their NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). Authorized participants may be required to pay an additional variable charge to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statements of Changes in Net Assets.

6. Fair Value Measurements

The funds' investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedules of Investments provide additional information on the funds' portfolio holdings.

Low Volatility ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$12,876,380	—	—
Short-Term Investments	62,471	—	—
	$12,938,851	—	—

49

Quality Convertible Securities ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Convertible Bonds	—	$38,403,570	—
Convertible Preferred Stocks	$875,009	3,551,465	—
Short-Term Investments	1,352,829	—	—
	$2,227,838	$41,955,035	—

Quality Diversified International ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Canada	$6,284,266	$11,839,133	—
China	829,150	3,557,161	—
Ireland	222,865	543,485	—
Israel	1,107,007	1,637,120	—
Italy	2,332,429	7,180,559	—
Switzerland	494,862	11,965,539	—
United States	4,467,224	—	—
Other Countries	—	159,878,963	—
Warrants	—	7	—
Short-Term Investments	2,967,430	—	—
	$18,705,233	$196,601,967	—

Quality Preferred ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Preferred Stocks	$56,429,255	$6,811,422	—
Corporate Bonds	—	8,336,591	—
Convertible Preferred Stocks	3,002,501	4,542,184	—
Short-Term Investments	10,164,958	—	—
	$69,596,714	$19,690,197	—

U.S. Quality Growth ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$850,770,354	—	—
Rights	2,638	—	—
	$850,772,992	—	—

U.S. Quality Value ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$235,194,499	—	—

7. Risk Factors

The value of the funds’ shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the funds and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
50

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

Quality Diversified International ETF, U.S. Quality Growth ETF and U.S. Quality Value ETF are not actively managed and do not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the funds generally will not buy or sell securities unless they are added or removed from their respective indexes, even if the security is underperforming. If the funds' respective indexes have high portfolio turnover, the funds may also have high portfolio turnover.

A fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The tax character of distributions paid during the years ended August 31, 2024 and August 31, 2023 were as follows:

	2024		2023
	Distributions Paid From:		Distributions Paid From:
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Low Volatility ETF	$168,477	—	$128,357	—
Quality Convertible Securities ETF	$1,019,750	—	$618,718	—
Quality Diversified International ETF	$7,329,595	—	$7,274,680	—
Quality Preferred ETF	$3,762,773	—	$1,587,293	—
U.S. Quality Growth ETF	$2,799,933	—	$1,839,795	—
U.S. Quality Value ETF	$3,477,643	—	$5,272,570	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

The reclassifications, which are primarily due to in kind transactions, were as follows:

	Low Volatility ETF	Quality Convertible Securities ETF	Quality Diversified International ETF	Quality Preferred ETF	U.S. Quality Growth ETF	U.S. Quality Value ETF
Capital paid in	$377,328	$799,458	$24,099,522	$496,209	$171,360,423	$37,688,129
Distributable earnings	$(377,328)	$(799,458)	$(24,099,522)	$(496,209)	$(171,360,423)	$(37,688,129)

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

	Low Volatility ETF	Quality Convertible Securities ETF	Quality Diversified International ETF
Federal tax cost of investments	$10,796,247	$41,430,276	$185,603,864
Gross tax appreciation of investments	$2,177,916	$3,666,383	$35,987,531
Gross tax depreciation of investments	(35,312)	(913,786)	(6,284,195)
Net tax appreciation (depreciation) of investments	2,142,604	2,752,597	29,703,336
Net tax appreciation (depreciation) on translation of assets and liabilities in foreign currencies	—	—	28,013
Net tax appreciation (depreciation)	$2,142,604	$2,752,597	$29,731,349
Undistributed ordinary income	$25,457	$147,419	$1,652,895
Accumulated short-term capital losses	$(506,410)	$(2,729,124)	$(41,610,859)
Accumulated long-term capital losses	—	$(1,988,657)	$(9,914,982)

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	Quality Preferred ETF	U.S. Quality Growth ETF	U.S. Quality Value ETF
Federal tax cost of investments	$88,381,688	$752,972,050	$210,434,770
Gross tax appreciation of investments	$1,610,687	$101,666,782	$25,262,707
Gross tax depreciation of investments	(705,464)	(3,865,840)	(502,978)
Net tax appreciation (depreciation) of investments	$905,223	$97,800,942	$24,759,729
Undistributed ordinary income	$520,305	—	$608,065
Accumulated short-term capital losses	$(1,400,279)	$(83,758,826)	$(32,767,246)
Accumulated long-term capital losses	$(1,655,688)	$(8,515,547)	$(7,488,027)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, deemed dividends, timing and recognition of partnership income and the realization for tax purposes of unrealized gains (losses) on investments in passive foreign investment companies.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

52

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Low Volatility ETF
2024	$45.64	0.69	8.37	9.06	(0.74)	$53.96	20.05%	0.29%	1.41%	53%	$12,950
2023	$41.39	0.74	4.16	4.90	(0.65)	$45.64	11.96%	0.29%	1.71%	176%	$9,584
2022	$47.65	0.68	(6.35)	(5.67)	(0.59)	$41.39	(11.98)%	0.29%	1.52%	167%	$7,450
2021(4)	$39.84	0.34	7.70	8.04	(0.23)	$47.65	20.26%	0.29%	1.24%	61%	$6,433

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)January 12, 2021 (fund inception) through August 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Quality Convertible Securities ETF
2024	$40.95	1.02	3.53	4.55	(1.19)	—	$44.31	11.37%	0.32%	2.44%	63%	$43,426
2023	$41.06	0.97	(0.05)	0.92	(1.12)	0.09	$40.95	2.56%	0.32%	2.41%	46%	$24,571
2022	$48.23	0.80	(7.10)	(6.30)	(0.92)	0.05	$41.06	(13.13)%	0.32%	1.79%	64%	$24,638
2021(4)	$50.00	0.39	(1.95)	(1.56)	(0.25)	0.04	$48.23	(3.03)%	0.32%	1.53%	110%	$26,044

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)February 16, 2021 (fund inception) through August 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Quality Diversified International ETF
2024	$44.09	1.28	7.79	9.07	(1.64)	$51.52	20.91%	0.39%	2.73%	78%	$213,795
2023	$38.43	1.38	5.72	7.10	(1.44)	$44.09	18.67%	0.39%	3.31%	119%	$213,840
2022	$52.76	1.45	(14.40)	(12.95)	(1.38)	$38.43	(24.82)%	0.39%	3.15%	108%	$190,249
2021	$43.09	1.17	9.56	10.73	(1.06)	$52.76	25.04%	0.39%	2.37%	107%	$208,421
2020	$37.44	0.78	5.42	6.20	(0.55)	$43.09	16.67%	0.39%	2.00%	118%	$101,271

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Quality Preferred ETF
2024	$35.35	2.19	1.84	4.03	(2.25)	0.03	$37.16	11.98%	0.32%	6.07%	84%	$80,272
2023	$36.41	1.99	(1.02)	0.97	(2.08)	0.05	$35.35	2.96%	0.32%	5.62%	77%	$37,118
2022	$41.69	1.78	(5.29)	(3.51)	(1.79)	0.02	$36.41	(8.58)%	0.32%	4.59%	51%	$22,394
2021(4)	$40.00	1.01	1.48	2.49	(0.83)	0.03	$41.69	6.35%	0.32%	4.59%	61%	$22,515

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)February 16, 2021 (fund inception) through August 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
U.S. Quality Growth ETF
2024	$70.12	0.27	18.82	19.09	(0.28)	$88.93	27.27%	0.29%	0.34%	172%	$860,374
2023	$60.26	0.36	9.82	10.18	(0.32)	$70.12	16.96%	0.29%	0.56%	203%	$671,408
2022	$75.48	0.30	(15.26)	(14.96)	(0.26)	$60.26	(19.83)%	0.29%	0.45%	153%	$259,133
2021	$55.96	0.23	19.44	19.67	(0.15)	$75.48	35.20%	0.29%	0.36%	162%	$258,522
2020	$41.84	0.18	14.11	14.29	(0.17)	$55.96	34.30%	0.29%	0.39%	180%	$215,439

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
U.S. Quality Value ETF
2024	$50.36	0.88	10.55	11.43	(0.89)	$60.90	22.91%	0.29%	1.64%	126%	$235,969
2023	$46.81	1.18	3.59	4.77	(1.22)	$50.36	10.40%	0.29%	2.47%	187%	$214,026
2022	$51.82	1.19	(5.14)	(3.95)	(1.06)	$46.81	(7.70)%	0.29%	2.36%	118%	$203,645
2021	$38.76	0.83	13.02	13.85	(0.79)	$51.82	36.16%	0.29%	1.81%	147%	$255,219
2020	$39.21	1.02	(0.47)	0.55	(1.00)	$38.76	1.55%	0.29%	2.66%	178%	$137,598

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of American Century ETF Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of American Century Low Volatility ETF, American Century Quality Convertible Securities ETF, American Century Quality Diversified International ETF, American Century Quality Preferred ETF, American Century U.S. Quality Growth ETF, and American Century U.S. Quality Value ETF (the “Funds”), six of the funds constituting the American Century ETF Trust, as of August 31, 2024, the related statements of operations, the statements of changes in net assets, and the financial highlights for the periods indicated in the table below; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2024, and the results of their operations, the changes in their net assets, and the financial highlights for the periods listed in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Fund Constituting the American Century ETF Trust	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
American Century Low Volatility ETF	For the year ended August 31, 2024	For the years ended August 31, 2024 and 2023	For the years ended August 31, 2024, 2023, and 2022, and the period from January 12, 2021 (fund inception) through August 31, 2021
American Century Quality Convertible Securities ETF	For the year ended August 31, 2024	For the years ended August 31, 2024 and 2023	For the years ended August 31, 2024, 2023, and 2022, and the period from February 16, 2021 (fund inception) through August 31, 2021
American Century Quality Diversified International ETF	For the year ended August 31, 2024	For the years ended August 31, 2024 and 2023	For the years ended August 31, 2024, 2023, 2022, 2021, and 2020
American Century Quality Preferred ETF	For the year ended August 31, 2024	For the years ended August 31, 2024 and 2023	For the years ended August 31, 2024, 2023, and 2022, and the period from February 16, 2021 (fund inception) through August 31, 2021
American Century U.S. Quality Growth ETF	For the year ended August 31, 2024	For the years ended August 31, 2024 and 2023	For the years ended August 31, 2024, 2023, 2022, 2021, and 2020
American Century U.S. Quality Value ETF	For the year ended August 31, 2024	For the years ended August 31, 2024 and 2023	For the years ended August 31, 2024, 2023, 2022, 2021, and 2020

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
October 16, 2024

We have served as the auditor of one or more American Century investment companies since 1997.
59

Approval of Management Agreement

At a meeting held on June 20, 2024, the Funds’ Board of Trustees (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for each of the Funds. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees.

Prior to its consideration of the management agreement renewal, the Trustees requested and reviewed extensive data and information compiled by the Advisor and certain independent data providers concerning the Funds. This review was in addition to the oversight and evaluation undertaken by the Board and its Audit Committee on a continual basis and the information received was supplemental to the extensive information that the Board and its Audit Committee receive and consider over time.

In connection with its consideration of the management agreement renewal, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Funds;
•the wide range of programs and services the Advisor and other service providers provide to the Funds and their shareholders on a routine and non-routine basis;
•the Funds’ investment performance compared to appropriate benchmarks and/or peer groups of other funds with similar investment objectives and strategies;
•the cost of owning the Funds compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Funds, the profitability of the Funds to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Funds;
•any collateral benefits derived by the Advisor from the management of the Funds;
•fees and expenses associated with any investment by the Funds in other funds;
•payments to intermediaries by the Funds and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

The independent Trustees met separately in private sessions to discuss the renewal and to review and discuss the information provided in response to their request. The independent Trustees also held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Funds. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling, and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under each Fund’s management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of each Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include the following:

•constructing and designing each Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of each Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
60

•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by each Fund under Rule 12b-1 plans)

Investment Management Services. The nature of the investment management services provided to the Funds is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage each Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board provides oversight of the investment performance process. It regularly reviews investment performance information for each Fund, together with comparative information for appropriate benchmarks over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The performance for American Century Quality Preferred ETF was above its benchmark for the one-year period reviewed by the Board. The performance for American Century U.S. Quality Growth ETF, American Century U.S. Quality Value ETF, and American Century Quality Diversified International ETF was below each Fund’s respective benchmark for the one-, three-, and five-year periods reviewed by the Board. The performance for American Century Low Volatility ETF and American Century Quality Convertible Securities ETF was below each Fund’s respective benchmark for the one-year period reviewed by the Board. The Board found the investment management services provided by the Advisor to each Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides or arranges for a comprehensive package of services to the Funds. The Board, directly and through its Audit Committee, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to each Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Funds, its profitability in managing each Fund (pre- and post-distribution), and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Funds.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to the Funds and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of each Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that each Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1, and, for certain funds, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel). Under the unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of American Century Quality Diversified International ETF was above the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The unified fee charged to shareholders of American Century U.S. Quality Value ETF was at the median of the total expense ratios of the Fund’s peer expense universe
61

and was within the range of its peer expense group. The unified fee charged to shareholders of American Century Low Volatility ETF was below the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The unified fee charged to shareholders of American Century U.S. Quality Growth ETF was below the median of the total expense ratios of the Fund’s peer expense universe and was the lowest of its peer expense group. The unified fee charged to shareholders of each of American Century Quality Convertible Securities ETF and American Century Quality Preferred ETF was the lowest of the total expense ratios of each Fund’s respective peer expense universe and peer expense group. The Board concluded that the management fee paid by each Fund to the Advisor under its management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to funds or other advisory clients managed similarly to the Funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Funds. The Board analyzed this information and concluded that the fees charged and services provided to the Funds were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by each Fund and the Advisor and services provided in response thereto. These payments could include various payments made by each Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for each Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Funds. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Funds’ operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in each Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to each Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreement are fair and reasonable and that the management fee charged to each Fund is fair in light of the services provided and that the investment management agreement between each Fund and the Advisor should be renewed for an additional one-year period.

62

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The funds hereby designate up to the maximum amount allowable as qualified dividend income for the fiscal year ended August 31, 2024.

For corporate taxpayers, the funds hereby designate the following, or up to the maximum amount allowable, of ordinary income distributions paid during the fiscal year ended August 31, 2024 as qualified for the corporate dividends received deduction.

Low Volatility ETF	Quality Convertible Securities ETF	Quality Diversified International ETF	Quality Preferred ETF	U.S. Quality Growth ETF	U.S. Quality Value ETF
$157,403	$289,392	$16,887	$1,877,950	$2,799,933	$3,279,586

For nonresident alien shareholders, the funds hereby designate the following, or up to the maximum amount allowable, of ordinary income distributions as qualified interest income for the fiscal year ended August 31, 2024.

Low Volatility ETF	Quality Convertible Securities ETF	Quality Diversified International ETF	Quality Preferred ETF	U.S. Quality Growth ETF	U.S. Quality Value ETF
—	$673,400	—	$622,019	—	—

For the fiscal year ended August 31, 2024, Quality Diversified International ETF intends to pass through to shareholders foreign source income of $5,961,298 and foreign taxes paid of $615,423, or up to the maximum amount allowable, as a foreign tax credit. Foreign source income and foreign tax expense per outstanding share on August 31, 2024 are $1.4365 and $0.1483, respectively.

U.S. Quality Growth ETF utilized earnings and profits of $265,241 distributed to shareholders on redemption of shares as part of the dividends paid deduction (tax equalization).

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Distributor: Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-96948 2410

Annual Financial Statements and Other Information

August 31, 2024

Avantis® Inflation Focused Equity ETF (AVIE)
Avantis® Real Estate ETF (AVRE)
Avantis® U.S. Equity ETF (AVUS)
Avantis® U.S. Large Cap Equity ETF (AVLC)
Avantis® U.S. Large Cap Value ETF (AVLV)
Avantis® U.S. Mid Cap Equity ETF (AVMC)
Avantis® U.S. Mid Cap Value ETF (AVMV)
Avantis® U.S. Small Cap Equity ETF (AVSC)
Avantis® U.S. Small Cap Value ETF (AVUV)

Schedules of Investments

AUGUST 31, 2024

Avantis Inflation Focused Equity ETF
	Shares	Value
COMMON STOCKS — 99.7%
Beverages — 6.8%
Boston Beer Co., Inc., Class A(1)	8	$2,174
Brown-Forman Corp., Class A	40	1,830
Brown-Forman Corp., Class B	184	8,389
Celsius Holdings, Inc.(1)	120	4,564
Coca-Cola Co.	1,917	138,925
Coca-Cola Consolidated, Inc.	5	6,712
Constellation Brands, Inc., Class A	82	19,738
Duckhorn Portfolio, Inc.(1)	40	253
Keurig Dr. Pepper, Inc.	475	17,390
MGP Ingredients, Inc.	17	1,523
Molson Coors Beverage Co., Class B	192	10,362
Monster Beverage Corp.(1)	302	14,233
National Beverage Corp.	28	1,264
PepsiCo, Inc.	746	128,969
Vita Coco Co., Inc.(1)	44	1,149
		357,475
Biotechnology — 9.9%
AbbVie, Inc.	610	119,749
ACADIA Pharmaceuticals, Inc.(1)	79	1,310
ADMA Biologics, Inc.(1)	74	1,281
Alkermes PLC(1)	113	3,215
Alnylam Pharmaceuticals, Inc.(1)	62	16,287
Amgen, Inc.	224	74,778
Biogen, Inc.(1)	78	15,971
BioMarin Pharmaceutical, Inc.(1)	100	9,121
Blueprint Medicines Corp.(1)	23	2,197
Bridgebio Pharma, Inc.(1)	92	2,562
CRISPR Therapeutics AG(1)(2)	70	3,340
Cytokinetics, Inc.(1)	76	4,338
Denali Therapeutics, Inc.(1)	8	196
Exact Sciences Corp.(1)	99	6,107
Exelixis, Inc.(1)	261	6,794
Gilead Sciences, Inc.	612	48,348
Halozyme Therapeutics, Inc.(1)	116	7,407
Incyte Corp.(1)	108	7,091
Insmed, Inc.(1)	76	5,812
Intellia Therapeutics, Inc.(1)	40	898
Ionis Pharmaceuticals, Inc.(1)	112	5,340
Krystal Biotech, Inc.(1)	4	780
Moderna, Inc.(1)	172	13,313
Natera, Inc.(1)	72	8,515
Neurocrine Biosciences, Inc.(1)	68	8,640
Regeneron Pharmaceuticals, Inc.(1)	44	52,126
REVOLUTION Medicines, Inc.(1)	129	5,499
Roivant Sciences Ltd.(1)	218	2,666
Sarepta Therapeutics, Inc.(1)	68	9,233
United Therapeutics Corp.(1)	32	11,634
Vaxcyte, Inc.(1)	65	5,249
2

Avantis Inflation Focused Equity ETF
	Shares	Value
Vertex Pharmaceuticals, Inc.(1)	122	$60,499
Viking Therapeutics, Inc.(1)	32	2,052
		522,348
Chemicals — 3.3%
AdvanSix, Inc.	24	709
American Vanguard Corp.	44	253
Cabot Corp.	68	7,147
CF Industries Holdings, Inc.	229	19,028
Chemours Co.	292	5,676
Core Molding Technologies, Inc.(1)	20	357
Corteva, Inc.	531	30,426
Dow, Inc.	576	30,862
FMC Corp.	150	9,687
Hawkins, Inc.	27	3,420
Huntsman Corp.	184	4,057
Intrepid Potash, Inc.(1)	12	296
Koppers Holdings, Inc.	34	1,346
Kronos Worldwide, Inc.	40	462
LSB Industries, Inc.(1)	51	404
LyondellBasell Industries NV, Class A	280	27,636
Mativ Holdings, Inc.	57	1,081
Mosaic Co.	308	8,800
Olin Corp.	158	6,900
Orion SA	97	1,809
PureCycle Technologies, Inc.(1)(2)	196	1,196
Scotts Miracle-Gro Co.	65	4,614
Trinseo PLC	28	122
Tronox Holdings PLC, Class A	173	2,410
Westlake Corp.	32	4,654
		173,352
Energy Equipment and Services — 3.9%
Archrock, Inc.	245	4,956
Atlas Energy Solutions, Inc.	89	1,877
Baker Hughes Co.	892	31,372
Bristow Group, Inc.(1)	36	1,433
Cactus, Inc., Class A	94	5,595
ChampionX Corp.	270	8,405
Core Laboratories, Inc.	53	1,037
Diamond Offshore Drilling, Inc.(1)	180	2,581
DMC Global, Inc.(1)	28	346
Dril-Quip, Inc.(1)	52	848
Expro Group Holdings NV(1)	126	2,502
Halliburton Co.	644	20,022
Helix Energy Solutions Group, Inc.(1)	250	2,805
Helmerich & Payne, Inc.	128	4,177
KLX Energy Services Holdings, Inc.(1)	20	147
Kodiak Gas Services, Inc.	42	1,165
Liberty Energy, Inc., Class A	236	4,859
Nabors Industries Ltd.(1)	12	904
Newpark Resources, Inc.(1)	124	1,021
Noble Corp. PLC	129	4,921
NOV, Inc.	448	7,961
Oceaneering International, Inc.(1)	136	3,671
Oil States International, Inc.(1)	46	243
3

Avantis Inflation Focused Equity ETF
	Shares	Value
Patterson-UTI Energy, Inc.	498	$4,587
ProFrac Holding Corp., Class A(1)	36	247
ProPetro Holding Corp.(1)	157	1,247
RPC, Inc.	125	803
Schlumberger NV	820	36,072
Select Water Solutions, Inc., Class A	123	1,418
Solaris Oilfield Infrastructure, Inc., Class A	44	558
TechnipFMC PLC	692	18,573
TETRA Technologies, Inc.(1)	160	509
Tidewater, Inc.(1)	80	7,096
Transocean Ltd.(1)	956	4,531
Valaris Ltd.(1)	76	4,641
Weatherford International PLC	94	9,864
		202,994
Financial Services — 6.6%
Berkshire Hathaway, Inc., Class B(1)	728	346,470
Cannae Holdings, Inc.	113	2,262
		348,732
Food Products — 1.2%
Alico, Inc.	16	469
Archer-Daniels-Midland Co.	464	28,299
Bunge Global SA	160	16,221
Darling Ingredients, Inc.(1)	149	6,218
Fresh Del Monte Produce, Inc.	60	1,754
Ingredion, Inc.	76	10,207
Limoneira Co.	21	527
		63,695
Health Care Providers and Services — 9.7%
AdaptHealth Corp.(1)	68	747
Cardinal Health, Inc.	244	27,504
Cencora, Inc.	140	33,540
Centene Corp.(1)	400	31,532
Clover Health Investments Corp.(1)	551	1,449
Elevance Health, Inc.	137	76,294
HealthEquity, Inc.(1)	68	5,410
Henry Schein, Inc.(1)	103	7,267
Humana, Inc.	104	36,865
McKesson Corp.	92	51,619
Molina Healthcare, Inc.(1)	56	19,588
Owens & Minor, Inc.(1)	77	1,196
Patterson Cos., Inc.	106	2,384
Progyny, Inc.(1)	79	1,856
UnitedHealth Group, Inc.	358	211,292
		508,543
Household Products — 6.8%
Central Garden & Pet Co.(1)	12	474
Central Garden & Pet Co., Class A(1)	69	2,360
Church & Dwight Co., Inc.	188	19,153
Clorox Co.	144	22,797
Colgate-Palmolive Co.	578	61,557
Energizer Holdings, Inc.	69	2,236
Kimberly-Clark Corp.	332	48,027
Oil-Dri Corp. of America	8	546
Procter & Gamble Co.	1,108	190,066
4

Avantis Inflation Focused Equity ETF
	Shares	Value
Reynolds Consumer Products, Inc.	60	$1,890
Spectrum Brands Holdings, Inc.	36	3,395
WD-40 Co.	16	4,205
		356,706
Insurance — 11.7%
Aflac, Inc.	346	38,185
Allstate Corp.	140	26,452
Ambac Financial Group, Inc.(1)	56	655
American Financial Group, Inc.	60	8,017
American International Group, Inc.	469	36,136
AMERISAFE, Inc.	16	802
Arch Capital Group Ltd.(1)	304	34,379
Assurant, Inc.	32	6,283
Assured Guaranty Ltd.	40	3,203
Axis Capital Holdings Ltd.	72	5,751
Brighthouse Financial, Inc.(1)	68	3,121
Chubb Ltd.	178	50,584
Cincinnati Financial Corp.	106	14,525
CNA Financial Corp.	16	831
CNO Financial Group, Inc.	68	2,375
Donegal Group, Inc., Class A	28	426
Employers Holdings, Inc.	28	1,343
Enstar Group Ltd.(1)	4	1,304
Erie Indemnity Co., Class A	16	8,132
Everest Group Ltd.	32	12,552
F&G Annuities & Life, Inc.	12	548
Fidelity National Financial, Inc.	144	8,490
First American Financial Corp.	60	3,828
Genworth Financial, Inc., Class A(1)	580	4,048
Globe Life, Inc.	64	6,723
Greenlight Capital Re Ltd., A Shares(1)	52	726
Hanover Insurance Group, Inc.	20	2,940
Hartford Financial Services Group, Inc.	264	30,650
Horace Mann Educators Corp.	32	1,140
James River Group Holdings Ltd.	36	266
Kemper Corp.	54	3,376
Kinsale Capital Group, Inc.	20	9,822
Lemonade, Inc.(1)(2)	24	445
Lincoln National Corp.	76	2,440
Loews Corp.	132	10,816
Markel Group, Inc.(1)	9	14,406
MBIA, Inc.(1)	44	173
Mercury General Corp.	16	1,060
MetLife, Inc.	318	24,639
Old Republic International Corp.	256	9,183
Oscar Health, Inc., Class A(1)	84	1,537
Palomar Holdings, Inc.(1)	24	2,381
Primerica, Inc.	40	10,529
Principal Financial Group, Inc.	153	12,457
ProAssurance Corp.(1)	40	536
Progressive Corp.	304	76,669
Prudential Financial, Inc.	196	23,747
Reinsurance Group of America, Inc.	62	13,687
RenaissanceRe Holdings Ltd.	32	8,153
5

Avantis Inflation Focused Equity ETF
	Shares	Value
RLI Corp.	36	$5,548
Safety Insurance Group, Inc.	16	1,417
Selective Insurance Group, Inc.	40	3,639
SiriusPoint Ltd.(1)	88	1,319
Stewart Information Services Corp.	16	1,183
Tiptree, Inc.	40	793
Travelers Cos., Inc.	144	32,842
Trupanion, Inc.(1)	16	732
United Fire Group, Inc.	24	491
Universal Insurance Holdings, Inc.	40	856
Unum Group	208	11,542
W.R. Berkley Corp.	222	13,253
White Mountains Insurance Group Ltd.	1	1,844
		615,930
Metals and Mining — 5.0%
Alcoa Corp.	166	5,329
Alpha Metallurgical Resources, Inc.	17	4,066
Arch Resources, Inc.	20	2,729
ATI, Inc.(1)	172	10,987
Carpenter Technology Corp.	72	10,423
Century Aluminum Co.(1)	85	1,221
Cleveland-Cliffs, Inc.(1)	674	8,802
Coeur Mining, Inc.(1)	589	3,616
Commercial Metals Co.	144	7,717
Compass Minerals International, Inc.	49	433
Freeport-McMoRan, Inc.	998	44,191
Gatos Silver, Inc.(1)	66	830
Haynes International, Inc.	20	1,203
Hecla Mining Co.	812	4,815
Ivanhoe Electric, Inc.(1)	112	791
Kaiser Aluminum Corp.	32	2,386
Materion Corp.	28	3,249
Metallus, Inc.(1)	57	927
Metals Acquisition Ltd., Class A(1)	103	1,157
MP Materials Corp.(1)(2)	75	968
Newmont Corp.	693	36,999
Nucor Corp.	252	38,281
Olympic Steel, Inc.	20	802
Piedmont Lithium, Inc.(1)	16	132
Radius Recycling, Inc., Class A	48	727
Ramaco Resources, Inc., Class A	48	585
Ramaco Resources, Inc., Class B	9	102
Reliance, Inc.	70	20,065
Royal Gold, Inc.	73	10,232
Ryerson Holding Corp.	42	841
Steel Dynamics, Inc.	181	21,631
SunCoke Energy, Inc.	169	1,514
Tredegar Corp.(1)	44	270
U.S. Steel Corp.	258	9,781
Universal Stainless & Alloy Products, Inc.(1)	6	253
Warrior Met Coal, Inc.	80	4,905
Worthington Steel, Inc.	55	1,947
		264,907
6

Avantis Inflation Focused Equity ETF
	Shares	Value
Oil, Gas and Consumable Fuels — 21.7%
Antero Midstream Corp.	284	$4,223
Antero Resources Corp.(1)	256	6,909
APA Corp.	303	8,632
Ardmore Shipping Corp.	44	831
Berry Corp.	56	347
California Resources Corp.	60	3,148
Centrus Energy Corp., Class A(1)	12	475
Cheniere Energy, Inc.	161	29,827
Chesapeake Energy Corp.	108	8,045
Chevron Corp.	890	131,675
Chord Energy Corp.	36	5,343
Civitas Resources, Inc.	76	4,661
Clean Energy Fuels Corp.(1)	128	396
CNX Resources Corp.(1)	164	4,538
Comstock Resources, Inc.	100	1,063
ConocoPhillips	689	78,401
CONSOL Energy, Inc.	32	3,273
Coterra Energy, Inc.	668	16,252
Crescent Energy Co., Class A	187	2,231
CVR Energy, Inc.	32	813
Delek U.S. Holdings, Inc.	64	1,307
Devon Energy Corp.	516	23,106
DHT Holdings, Inc.	136	1,473
Diamondback Energy, Inc.	152	29,657
Dorian LPG Ltd.	40	1,560
DT Midstream, Inc.	76	5,973
Encore Energy Corp.(1)	28	102
EnLink Midstream LLC(1)	212	3,044
EOG Resources, Inc.	381	49,080
EQT Corp.	474	15,884
Evolution Petroleum Corp.	34	175
Excelerate Energy, Inc., Class A	20	365
Exxon Mobil Corp.	2,308	272,205
Golar LNG Ltd.	97	3,229
Gran Tierra Energy, Inc.(1)(2)	38	280
Granite Ridge Resources, Inc.	69	438
Green Plains, Inc.(1)	52	737
Gulfport Energy Corp.(1)	14	2,031
Hess Corp.	197	27,198
Hess Midstream LP, Class A	36	1,345
HF Sinclair Corp.	156	7,666
HighPeak Energy, Inc.	20	322
International Seaways, Inc.	48	2,488
Kimbell Royalty Partners LP	71	1,135
Kinder Morgan, Inc.	1,000	21,570
Kinetik Holdings, Inc.	29	1,283
Kosmos Energy Ltd.(1)	532	2,591
Magnolia Oil & Gas Corp., Class A	148	3,790
Marathon Oil Corp.	520	14,898
Marathon Petroleum Corp.	288	51,011
Matador Resources Co.	100	5,672
Murphy Oil Corp.	128	4,772
New Fortress Energy, Inc.	36	444
7

Avantis Inflation Focused Equity ETF
	Shares	Value
NextDecade Corp.(1)	140	$652
Nordic American Tankers Ltd.	208	774
Northern Oil & Gas, Inc.	88	3,501
Occidental Petroleum Corp.	466	26,553
ONEOK, Inc.	301	27,800
Ovintiv, Inc.	204	8,737
Par Pacific Holdings, Inc.(1)	52	1,167
PBF Energy, Inc., Class A	120	4,087
Peabody Energy Corp.	138	3,231
Permian Resources Corp.	228	3,247
Phillips 66	298	41,812
Plains GP Holdings LP, Class A(1)	206	3,955
Range Resources Corp.	248	7,410
REX American Resources Corp.(1)	16	726
Riley Exploration Permian, Inc.	11	313
Sable Offshore Corp.(1)	43	724
SandRidge Energy, Inc.	36	478
Scorpio Tankers, Inc.	52	3,720
SFL Corp. Ltd.	123	1,459
Sitio Royalties Corp., Class A	84	1,867
SM Energy Co.	116	5,293
Southwestern Energy Co.(1)	1,160	7,401
Talos Energy, Inc.(1)	76	872
Targa Resources Corp.	168	24,679
Teekay Corp.(1)	116	964
Teekay Tankers Ltd., Class A	26	1,479
Texas Pacific Land Corp.	15	13,033
Uranium Energy Corp.(1)	360	1,883
VAALCO Energy, Inc.	106	690
Valero Energy Corp.	268	39,324
Viper Energy, Inc.	78	3,713
Vital Energy, Inc.(1)	27	969
Vitesse Energy, Inc.	25	646
W&T Offshore, Inc.	84	192
Williams Cos., Inc.	693	31,719
World Kinect Corp.	44	1,267
		1,144,251
Pharmaceuticals — 10.5%
Bristol-Myers Squibb Co.	692	34,565
Catalent, Inc.(1)	100	6,096
Elanco Animal Health, Inc.(1)	280	4,332
Eli Lilly & Co.	276	264,966
Intra-Cellular Therapies, Inc.(1)	50	3,664
Jazz Pharmaceuticals PLC(1)	28	3,247
Johnson & Johnson	472	78,286
Merck & Co., Inc.	633	74,979
Organon & Co.	137	3,062
Perrigo Co. PLC	65	1,891
Pfizer, Inc.	1,356	39,338
Royalty Pharma PLC, Class A	132	3,832
Viatris, Inc.	552	6,668
Zoetis, Inc.	153	28,074
		553,000

8

Avantis Inflation Focused Equity ETF
	Shares	Value
Specialized REITs — 0.6%
PotlatchDeltic Corp.	116	$5,041
Rayonier, Inc.	144	4,437
Weyerhaeuser Co.	698	21,282
		30,760
Tobacco — 2.0%
Altria Group, Inc.	268	14,410
Philip Morris International, Inc.	718	88,522
Turning Point Brands, Inc.	21	833
Universal Corp.	24	1,303
Vector Group Ltd.	161	2,412
		107,480
TOTAL COMMON STOCKS (Cost $4,783,428)		5,250,173
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	8,608	8,608
State Street Navigator Securities Lending Government Money Market Portfolio(3)	2,426	2,426
TOTAL SHORT-TERM INVESTMENTS (Cost $11,034)		11,034
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $4,794,462)		5,261,207
OTHER ASSETS AND LIABILITIES — 0.1%		7,116
TOTAL NET ASSETS — 100.0%		$5,268,323

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $4,529. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $4,878, which includes securities collateral of $2,452.

See Notes to Financial Statements.
9

AUGUST 31, 2024

Avantis Real Estate ETF
	Shares	Value
COMMON STOCKS — 99.7%
Data Center REITs — 7.5%
Digital Core REIT Management Pte. Ltd.	441,400	$269,668
Digital Realty Trust, Inc.	98,694	14,962,998
Equinix, Inc.	30,600	25,531,416
Keppel DC REIT	564,300	921,256
		41,685,338
Diversified REITs — 7.4%
Abrdn Property Income Trust Ltd.	98,544	73,141
AEW U.K. REIT PLC(1)	49,877	60,590
AKIS Gayrimenkul Yatirimi AS	141,112	74,229
Alarko Gayrimenkul Yatirim Ortakligi AS	53,124	69,201
Alexander & Baldwin, Inc.	22,379	442,880
Argosy Property Ltd.	136,341	101,546
Asce Gayrimenkul Yatirim Ortakligi AS	54,040	18,977
Balanced Commercial Property Trust Ltd.	261,860	297,012
British Land Co. PLC	368,569	1,996,288
Broadstone Net Lease, Inc.	68,448	1,252,598
Centuria Capital Group	281,875	327,398
Charter Hall Group	200,770	1,955,154
Charter Hall Long Wale REIT	242,132	634,608
Custodian Property Income REIT PLC	168,891	177,553
D&D Platform REIT Co. Ltd.	117	327
Daiwa House REIT Investment Corp.	874	1,411,849
ESCON Japan REIT Investment Corp.	63	51,855
Essential Properties Realty Trust, Inc.	64,438	2,056,217
Fibra Uno Administracion SA de CV	1,117,435	1,317,483
Fuzul Gayrimenkul Yatirim Ortakligi AS(2)	39,015	16,010
GPT Group	813,095	2,690,970
Growthpoint Properties Ltd.	330,150	261,404
H&R Real Estate Investment Trust	61,636	481,599
Hankyu Hanshin REIT, Inc.	189	168,209
Heiwa Real Estate REIT, Inc.	407	370,875
Hulic REIT, Inc.	140	135,381
Is Gayrimenkul Yatirim Ortakligi AS(2)	342,525	159,595
KDX Realty Investment Corp.	1,579	1,748,463
Kiler Gayrimenkul Yatirim Ortakligi AS(2)	269,359	32,831
Land Securities Group PLC	259,704	2,156,069
Lar Espana Real Estate Socimi SA	3,864	34,355
LondonMetric Property PLC	866,643	2,337,262
Menivim- The New REIT Ltd.	206,857	98,210
Merlin Properties Socimi SA	98,748	1,211,532
Mirvac Group	1,653,772	2,270,894
Mori Trust REIT, Inc.	1,011	458,814
Nomura Real Estate Master Fund, Inc.	1,502	1,521,253
NTT UD REIT Investment Corp.	521	418,832
Nurol Gayrimenkul Yatirim Ortakligi AS(2)	30,185	7,177
Ozak Gayrimenkul Yatirim Ortakligi(2)	267,463	78,965
Peker Gayrimenkul Yatirim Ortakligi AS(2)	34,608	5,184
Pera Yatirim Holding AS(2)	277,858	38,766
PowerGrid Infrastructure Investment Trust	298,566	326,994
PRO Real Estate Investment Trust	16	64
Redefine Properties Ltd.	1,652,388	441,365
10

Avantis Real Estate ETF
	Shares	Value
Reit 1 Ltd.	123,708	$500,799
SA Corporate Real Estate Ltd.	550,560	84,400
Schroder Real Estate Investment Trust Ltd.	163,520	105,169
Sekisui House REIT, Inc.	1,878	1,081,194
Servet Gayrimenkul Yatirim Ortakligi AS(2)	10,441	95,407
Shinhan Seobu T&D REIT Co. Ltd.	5,322	15,418
SK REITs Co. Ltd.	63,798	254,516
Star Asia Investment Corp.	632	238,250
Stockland	1,013,271	3,421,919
Stride Property Group	61,279	55,994
Tokaido REIT, Inc.	90	72,002
Tokyu REIT, Inc.	327	340,258
Torunlar Gayrimenkul Yatirim Ortakligi AS	119,290	167,334
Tosei REIT Investment Corp.	40	38,117
United Urban Investment Corp.	1,115	1,098,707
WP Carey, Inc.	58,956	3,538,539
XYMAX REIT Investment Corp.	91	72,308
Ziraat Gayrimenkul Yatirim Ortakligi AS	334,851	60,975
		41,031,285
Health Care REITs — 8.6%
Aedifica SA	20,306	1,369,918
Assura PLC	476,124	261,031
CareTrust REIT, Inc.	48,229	1,441,082
Cofinimmo SA	13,563	926,157
Community Healthcare Trust, Inc.	7,229	135,399
First Real Estate Investment Trust	416,000	82,801
Health Care & Medical Investment Corp.	183	153,371
HealthCo REIT(1)	160,095	132,218
Healthpeak Properties, Inc.	218,901	4,877,114
Impact Healthcare REIT PLC	106,630	124,929
LTC Properties, Inc.	15,429	566,707
National Health Investors, Inc.	16,637	1,354,751
Omega Healthcare Investors, Inc.	81,981	3,241,529
Parkway Life Real Estate Investment Trust	161,500	464,231
Primary Health Properties PLC	177	227
Sabra Health Care REIT, Inc.	45,641	777,723
Target Healthcare REIT PLC	90,471	99,207
Universal Health Realty Income Trust	379	17,017
Ventas, Inc.	138,191	8,583,043
Vital Healthcare Property Trust(1)	104,302	133,362
Welltower, Inc.	192,792	23,266,139
		48,007,956
Hotel & Resort REITs — 2.2%
Akfen Gayrimenkul Yatirim Ortakligi AS(2)	893,895	57,605
Apple Hospitality REIT, Inc.	70,655	1,020,258
CapitaLand Ascott Trust	1,157,500	807,629
CDL Hospitality Trusts	306,200	219,381
DiamondRock Hospitality Co.	32,457	285,297
Far East Hospitality Trust	414,500	203,413
Frasers Hospitality Trust	201,900	67,285
Hoshino Resorts REIT, Inc.(1)	112	388,823
Host Hotels & Resorts, Inc.	217,701	3,853,308
Hotel Property Investments Ltd.	55,053	128,873
Ichigo Hotel REIT Investment Corp.	62	54,115
11

Avantis Real Estate ETF
	Shares	Value
Invincible Investment Corp.	3,163	$1,401,150
Japan Hotel REIT Investment Corp.	2,312	1,186,245
Kizilbuk Gayrimenkul Yatirim Ortakligi AS(2)	28,970	20,616
Nippon Hotel & Residential Investment Corp.	50	25,036
Ryman Hospitality Properties, Inc.	17,912	1,862,131
Sunstone Hotel Investors, Inc.	77,779	811,235
		12,392,400
Industrial REITs — 18.4%
Advance Logistics Investment Corp.	229	195,300
AIMS APAC REIT	221,150	220,270
Americold Realty Trust, Inc.	89,952	2,608,608
CapitaLand Ascendas REIT	1,374,700	3,030,787
Centuria Industrial REIT	229,079	486,781
CRE Logistics REIT, Inc.	216	221,268
Dexus Industria REIT	63,213	118,283
Dream Industrial Real Estate Investment Trust	54,913	555,792
EastGroup Properties, Inc.	15,570	2,902,248
Equites Property Fund Ltd.	256,735	195,887
ESR Kendall Square REIT Co. Ltd.	108,356	417,029
ESR-LOGOS REIT	2,186,627	451,728
FIBRA Macquarie Mexico	387,042	608,836
First Industrial Realty Trust, Inc.	39,984	2,268,292
Frasers Logistics & Commercial Trust	1,105,800	922,789
GLP J-Reit	1,698	1,553,098
Goodman Group	763,033	17,213,902
Goodman Property Trust	438,553	581,760
Granite Real Estate Investment Trust	11,560	656,638
Industrial & Infrastructure Fund Investment Corp.	676	575,578
Innovative Industrial Properties, Inc.	10,913	1,356,268
Japan Logistics Fund, Inc.	333	596,991
LaSalle Logiport REIT(1)	768	770,584
Lineage, Inc.(2)	14,244	1,195,072
LXP Industrial Trust	104,208	1,079,595
Mapletree Industrial Trust	904,300	1,690,664
Mapletree Logistics Trust	1,273,600	1,328,324
Mitsubishi Estate Logistics REIT Investment Corp.	211	546,675
Mitsui Fudosan Logistics Park, Inc.	237	713,151
Montea NV	6,769	590,439
Nippon Prologis REIT, Inc.	823	1,449,818
Prologis Property Mexico SA de CV	587,831	1,868,177
Prologis, Inc.	281,751	36,013,413
Rexford Industrial Realty, Inc.	68,557	3,490,922
Reysas Gayrimenkul Yatirim Ortakligi AS(2)	190,200	60,784
Sabana Industrial Real Estate Investment Trust	39,000	10,157
Segro PLC	494,051	5,688,024
SOSiLA Logistics REIT, Inc.	262	210,482
STAG Industrial, Inc.	57,107	2,317,402
Terreno Realty Corp.	28,504	1,967,916
Tritax Big Box REIT PLC	815,700	1,752,482
Urban Logistics REIT PLC	187,151	295,224
Warehouse REIT PLC	143,765	164,397
Warehouses De Pauw CVA	75,287	2,015,014
		102,956,849
12

Avantis Real Estate ETF
	Shares	Value
Multi-Family Residential REITs — 9.6%
Adra Gayrimenkul Yatirim Ortakligi AS(2)	27,552	$25,666
Advance Residence Investment Corp.	554	1,255,370
Altarea SCA(1)	2,466	271,253
AvalonBay Communities, Inc.	46,971	10,602,764
Boardwalk Real Estate Investment Trust	9,610	615,399
BSR Real Estate Investment Trust	11,265	150,378
Camden Property Trust	33,791	4,230,633
Canadian Apartment Properties REIT	32,355	1,257,563
Care Property Invest NV(1)	17,292	278,880
Comforia Residential REIT, Inc.	305	669,444
Daiwa Securities Living Investments Corp.	774	551,259
Elme Communities	33,393	589,720
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(2)	878,140	300,581
Empiric Student Property PLC	232,317	296,144
Equity Residential	129,063	9,664,238
Essex Property Trust, Inc.	21,865	6,598,638
Home Invest Belgium SA	4,834	99,250
Independence Realty Trust, Inc.	60,227	1,251,517
Ingenia Communities Group	164,023	574,376
InterRent Real Estate Investment Trust	27,134	256,108
Irish Residential Properties REIT PLC	268,704	262,727
Killam Apartment Real Estate Investment Trust	22,096	326,771
Mid-America Apartment Communities, Inc.	36,208	5,879,093
Minto Apartment Real Estate Investment Trust	7,696	93,198
Nippon Accommodations Fund, Inc.	244	1,101,272
UDR, Inc.	103,038	4,586,221
UNITE Group PLC	155,057	1,957,421
		53,745,884
Office REITs — 5.0%
Alexandria Real Estate Equities, Inc.	53,858	6,439,801
Allied Properties Real Estate Investment Trust	305	3,936
alstria office REIT-AG	21,084	81,661
AREIT, Inc.	295,810	202,922
Champion REIT	470,000	111,680
Cousins Properties, Inc.	3,014	85,929
Daiwa Office Investment Corp.	328	689,295
Derwent London PLC	48,606	1,488,810
Dexus	382,233	1,857,738
Embassy Office Parks REIT	528,971	2,449,046
GDI Property Group Partnership	79,005	35,742
Gecina SA	33,212	3,649,643
Great Portland Estates PLC(1)	169,333	748,802
Halk Gayrimenkul Yatirim Ortakligi AS	459,805	35,689
Japan Excellent, Inc.	450	390,184
Japan Prime Realty Investment Corp.	294	663,299
Japan Real Estate Investment Corp.	485	1,948,575
JR Global REIT	115,380	314,443
Keppel REIT	912,900	615,476
Mindspace Business Parks REIT	122,426	494,583
Mori Hills REIT Investment Corp.	580	515,540
NET Lease Office Properties	24	727
Nippon Building Fund, Inc.	685	3,073,873
NSI NV	7,376	162,421
13

Avantis Real Estate ETF
	Shares	Value
Orix JREIT, Inc.	1,054	$1,094,760
Postal Realty Trust, Inc., Class A	4,522	65,524
Precinct Properties Group(1)	414,405	346,891
Real Commercial REIT, Inc.	433,100	44,751
Vakif Gayrimenkul Yatirim Ortakligi AS(2)	762,124	40,678
Workspace Group PLC	30,835	249,970
		27,902,389
Other Specialized REITs — 5.0%
Arena REIT	167,852	449,780
Automotive Properties Real Estate Investment Trust	5,301	44,724
Charter Hall Social Infrastructure REIT(1)	139,711	257,881
Four Corners Property Trust, Inc.	23,572	668,266
Gaming & Leisure Properties, Inc.	82,497	4,291,494
Iron Mountain, Inc.	67,577	7,653,771
Koramco Life Infra REIT Co. Ltd.	11,395	40,216
Lamar Advertising Co., Class A	27,366	3,442,096
Rural Funds Group	130,117	180,626
VICI Properties, Inc.	326,750	10,939,590
		27,968,444
Retail REITs — 16.0%
AEON REIT Investment Corp.	577	529,996
Agree Realty Corp.	29,174	2,129,994
BWP Trust	238,102	582,604
CapitaLand Integrated Commercial Trust	2,136,900	3,472,060
Carmila SA	45,281	836,335
Charter Hall Retail REIT	222,040	545,977
Choice Properties Real Estate Investment Trust	67,961	743,327
Crombie Real Estate Investment Trust	17,848	194,949
CT Real Estate Investment Trust	22,445	256,985
Eurocommercial Properties NV	10,762	278,532
Federal Realty Investment Trust	26,056	2,996,440
First Capital Real Estate Investment Trust	41,011	527,986
Frasers Centrepoint Trust	385,000	702,537
Frontier Real Estate Investment Corp.	232	680,297
Fukuoka REIT Corp.	278	282,437
Getty Realty Corp.	14,966	475,619
Hamborner REIT AG	78,113	565,865
HMC Capital Ltd.	96,242	548,241
HomeCo Daily Needs REIT	668,948	568,138
Hyprop Investments Ltd.	88,681	189,899
IGB Real Estate Investment Trust	723,300	330,076
InvenTrust Properties Corp.	20,730	615,266
Japan Metropolitan Fund Invest	550	347,772
Kimco Realty Corp.	206,952	4,813,704
Kite Realty Group Trust	68,710	1,791,957
Klepierre SA	160,574	4,793,349
Lendlease Global Commercial REIT	600,654	269,236
Link REIT	1,017,528	4,781,892
LOTTE REIT Co. Ltd.	87,310	258,293
Mapletree Pan Asia Commercial Trust	796,800	836,434
Mercialys SA	86,013	1,100,003
NETSTREIT Corp.	21,852	364,710
Nexus Select Trust	15,221	25,070
NNN REIT, Inc.	57,208	2,688,204
14

Avantis Real Estate ETF
	Shares	Value
Paragon REIT(2)	545,300	$374,375
Pavilion Real Estate Investment Trust	745,400	243,232
Phillips Edison & Co., Inc.	37,810	1,397,458
Primaris Real Estate Investment Trust	18,456	203,096
Realty Income Corp.	272,143	16,902,802
Regency Centers Corp.	56,067	4,075,510
Region RE Ltd.	440,224	669,901
Resilient REIT Ltd.	76,560	245,988
Retail Estates NV	4,812	344,996
RioCan Real Estate Investment Trust	58,044	803,265
Sasseur Real Estate Investment Trust	148,400	79,077
Shaftesbury Capital PLC	597,343	1,157,093
Simon Property Group, Inc.	97,583	16,330,515
SITE Centers Corp.	11,168	673,989
SmartCentres Real Estate Investment Trust	28,084	532,234
Starhill Global REIT	481,000	188,008
Supermarket Income REIT PLC	418,086	408,073
Tanger, Inc.	33,503	1,019,831
Vastned Retail NV	1	26
Vicinity Ltd.	1,571,670	2,351,731
Vukile Property Fund Ltd.	300,358	298,205
Waypoint REIT Ltd.	285,180	501,196
Wereldhave NV	9,675	151,138
		89,075,923
Self Storage REITs — 6.6%
Big Yellow Group PLC	78,302	1,301,154
CubeSmart	69,841	3,619,859
Extra Space Storage, Inc.	69,136	12,237,072
National Storage REIT	552,785	900,403
Public Storage	50,496	17,356,485
Safestore Holdings PLC	79,088	904,322
Shurgard Self Storage Ltd.	12,875	566,837
Stor-Age Property REIT Ltd.	89,137	72,655
		36,958,787
Single-Family Residential REITs — 3.6%
American Homes 4 Rent, Class A	98,699	3,925,259
Equity LifeStyle Properties, Inc.	53,121	3,862,428
Flagship Communities REIT	802	12,190
Invitation Homes, Inc.	179,586	6,615,948
PRS REIT PLC	206,993	257,996
Sun Communities, Inc.	38,453	5,200,384
UMH Properties, Inc.	23,518	457,660
		20,331,865
Telecom Tower REITs — 9.8%
American Tower Corp.	146,247	32,768,103
Crown Castle, Inc.	132,952	14,893,283
SBA Communications Corp.	30,886	7,000,621
		54,662,007
TOTAL COMMON STOCKS (Cost $523,208,532)		556,719,127
RIGHTS — 0.0%
Other Specialized REITs — 0.0%
Koramco Life Infra REIT Co. Ltd.(2) (Cost $—)	1,132	115
15

Avantis Real Estate ETF
	Shares	Value
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	751,299	$751,299
State Street Navigator Securities Lending Government Money Market Portfolio(3)	363,958	363,958
TOTAL SHORT-TERM INVESTMENTS (Cost $1,115,257)		1,115,257
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $524,323,789)		557,834,499
OTHER ASSETS AND LIABILITIES — 0.1%		728,877
TOTAL NET ASSETS — 100.0%		$558,563,376

NOTES TO SCHEDULE OF INVESTMENTS
CVA	–	Certificaten Van Aandelen
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,121,284. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,180,191, which includes securities collateral of $816,233.

See Notes to Financial Statements.
16

AUGUST 31, 2024

Avantis U.S. Equity ETF
	Shares	Value
COMMON STOCKS — 99.8%
Aerospace and Defense — 1.3%
AAR Corp.(1)	4,080	$268,382
AeroVironment, Inc.(1)	502	102,288
AerSale Corp.(1)	7,009	35,676
Archer Aviation, Inc., Class A(1)(2)	18,913	64,304
Axon Enterprise, Inc.(1)	6,828	2,492,015
Boeing Co.(1)	33,674	5,850,521
BWX Technologies, Inc.	32,459	3,343,277
Cadre Holdings, Inc.	2,832	102,660
Curtiss-Wright Corp.	5,964	1,883,789
Ducommun, Inc.(1)	2,227	144,933
General Dynamics Corp.	11,525	3,450,124
General Electric Co.	101,057	17,646,573
HEICO Corp.	2,017	517,482
HEICO Corp., Class A	3,901	780,551
Hexcel Corp.	15,677	992,197
Howmet Aerospace, Inc.	24,725	2,389,919
Huntington Ingalls Industries, Inc.	14,005	3,960,194
Kratos Defense & Security Solutions, Inc.(1)	51,960	1,191,962
L3Harris Technologies, Inc.	7,931	1,877,030
Leonardo DRS, Inc.(1)	4,394	125,405
Lockheed Martin Corp.	27,774	15,778,409
Mercury Systems, Inc.(1)	7,029	266,399
Moog, Inc., Class A	4,110	811,314
National Presto Industries, Inc.	775	60,675
Northrop Grumman Corp.	6,683	3,496,612
Park Aerospace Corp.	1,253	16,928
RTX Corp.	96,379	11,887,386
Spirit AeroSystems Holdings, Inc., Class A(1)	12,008	422,802
Textron, Inc.	48,955	4,464,696
TransDigm Group, Inc.	3,500	4,806,235
Triumph Group, Inc.(1)	4,893	68,160
Woodward, Inc.	21,868	3,644,302
		92,943,200
Air Freight and Logistics — 0.7%
Air Transport Services Group, Inc.(1)	39,070	658,720
CH Robinson Worldwide, Inc.	22,806	2,360,649
Expeditors International of Washington, Inc.	63,977	7,895,401
FedEx Corp.	63,225	18,889,733
Forward Air Corp.	9,862	313,316
GXO Logistics, Inc.(1)	5,476	274,074
Hub Group, Inc., Class A	29,500	1,390,335
Radiant Logistics, Inc.(1)	13,283	84,613
United Parcel Service, Inc., Class B	130,131	16,728,340
		48,595,181
Automobile Components — 0.4%
Adient PLC(1)	7,643	172,885
American Axle & Manufacturing Holdings, Inc.(1)	65,682	422,335
Aptiv PLC(1)	41,465	2,965,991
Autoliv, Inc.	37,918	3,885,458
BorgWarner, Inc.	95,728	3,261,453
Cooper-Standard Holdings, Inc.(1)	2,032	31,394
17

Avantis U.S. Equity ETF
	Shares	Value
Dana, Inc.	81,939	$925,091
Dorman Products, Inc.(1)	10,923	1,238,887
Garrett Motion, Inc.(1)	11,284	94,221
Gentex Corp.	72,551	2,273,023
Gentherm, Inc.(1)	13,995	707,307
Goodyear Tire & Rubber Co.(1)	162,962	1,437,325
LCI Industries	12,558	1,479,835
Lear Corp.	23,807	2,777,087
Modine Manufacturing Co.(1)	26,728	3,248,788
Motorcar Parts of America, Inc.(1)	4,857	32,202
Patrick Industries, Inc.	13,782	1,780,910
Phinia, Inc.	26,999	1,294,872
QuantumScape Corp.(1)	32,170	186,908
Standard Motor Products, Inc.	10,903	352,276
Stoneridge, Inc.(1)	5,083	72,890
Visteon Corp.(1)	9,900	1,002,177
XPEL, Inc.(1)	2,862	123,896
		29,767,211
Automobiles — 1.1%
Ford Motor Co.	1,198,654	13,412,938
General Motors Co.	399,558	19,889,997
Harley-Davidson, Inc.	64,976	2,432,701
Lucid Group, Inc.(1)	34,729	139,611
Rivian Automotive, Inc., Class A(1)	113,777	1,607,669
Tesla, Inc.(1)	168,186	36,010,305
Thor Industries, Inc.	25,409	2,725,369
Winnebago Industries, Inc.	13,748	820,206
		77,038,796
Banks — 5.7%
1st Source Corp.	4,411	271,034
ACNB Corp.	2,854	119,925
Amalgamated Financial Corp.	12,400	409,076
Amerant Bancorp, Inc.	10,090	222,585
Ameris Bancorp	24,744	1,524,973
Ames National Corp.	775	14,709
Arrow Financial Corp.	6,652	202,819
Associated Banc-Corp.	61,218	1,400,668
Atlantic Union Bankshares Corp.	26,604	1,055,647
Axos Financial, Inc.(1)	35,625	2,473,444
Banc of California, Inc.	64,271	913,934
BancFirst Corp.	5,215	554,876
Bancorp, Inc.(1)	30,134	1,579,022
Bank First Corp.	2,505	235,570
Bank of America Corp.	735,674	29,978,715
Bank of Hawaii Corp.	22,075	1,465,118
Bank of Marin Bancorp	3,688	78,886
Bank of NT Butterfield & Son Ltd.	30,161	1,153,658
Bank OZK	53,680	2,327,028
BankUnited, Inc.	32,738	1,258,121
Bankwell Financial Group, Inc.	1,020	31,090
Banner Corp.	15,401	917,438
Bar Harbor Bankshares	5,263	168,732
BayCom Corp.	535	12,321
BCB Bancorp, Inc.	4,574	56,763
18

Avantis U.S. Equity ETF
	Shares	Value
Berkshire Hills Bancorp, Inc.	17,042	$469,337
Blue Foundry Bancorp(1)	5,221	57,796
BOK Financial Corp.	6,207	651,425
Bridgewater Bancshares, Inc.(1)	8,610	124,156
Brookline Bancorp, Inc.	28,952	296,179
Burke & Herbert Financial Services Corp.	2,648	175,403
Business First Bancshares, Inc.	11,909	290,818
Byline Bancorp, Inc.	13,037	361,777
Cadence Bank	77,889	2,514,257
Camden National Corp.	4,803	192,024
Capital Bancorp, Inc.	1,168	29,877
Capital City Bank Group, Inc.	3,576	123,443
Carter Bankshares, Inc.(1)	8,717	150,804
Cathay General Bancorp	29,522	1,298,673
Central Pacific Financial Corp.	13,387	368,276
Chemung Financial Corp.	144	6,722
ChoiceOne Financial Services, Inc.	100	3,115
Citigroup, Inc.	272,619	17,076,854
Citizens & Northern Corp.	55	1,108
Citizens Financial Group, Inc.	143,765	6,189,083
Citizens Financial Services, Inc.	707	40,228
City Holding Co.	6,529	775,253
Civista Bancshares, Inc.	3,136	53,218
CNB Financial Corp.	8,109	197,130
Coastal Financial Corp.(1)	3,806	204,268
Columbia Banking System, Inc.	84,374	2,124,537
Columbia Financial, Inc.(1)	6,679	118,619
Comerica, Inc.	65,435	3,736,993
Commerce Bancshares, Inc.	46,499	2,974,076
Community Financial System, Inc.	11,577	708,049
Community Trust Bancorp, Inc.	5,915	298,707
Community West Bancshares	2,784	56,794
ConnectOne Bancorp, Inc.	15,596	389,900
CrossFirst Bankshares, Inc.(1)	16,951	294,947
Cullen/Frost Bankers, Inc.	22,506	2,525,848
Customers Bancorp, Inc.(1)	19,428	1,006,759
CVB Financial Corp.	51,909	956,164
Dime Community Bancshares, Inc.	16,809	437,202
Eagle Bancorp, Inc.	11,210	244,042
East West Bancorp, Inc.	68,083	5,723,738
Eastern Bankshares, Inc.	74,140	1,258,156
Enterprise Bancorp, Inc.	600	18,594
Enterprise Financial Services Corp.	16,463	871,057
Equity Bancshares, Inc., Class A	6,305	257,181
Esquire Financial Holdings, Inc.	2,781	171,115
Farmers & Merchants Bancorp, Inc.	1,027	28,232
Farmers National Banc Corp.	11,947	185,776
FB Financial Corp.	13,220	637,468
Fidelity D&D Bancorp, Inc.	132	7,125
Fifth Third Bancorp	232,877	9,941,519
Financial Institutions, Inc.	6,255	162,755
First BanCorp	110,506	2,362,618
First Bancorp, Inc.	582	16,232
First Bancorp/Southern Pines NC	12,971	551,008
19

Avantis U.S. Equity ETF
	Shares	Value
First Bancshares, Inc.	8,381	$287,133
First Bank	3,826	58,882
First Busey Corp.	24,448	661,318
First Business Financial Services, Inc.	3,276	148,632
First Citizens BancShares, Inc., Class A	3,461	7,028,253
First Commonwealth Financial Corp.	47,596	819,603
First Community Bankshares, Inc.	3,816	168,362
First Financial Bancorp	36,349	962,158
First Financial Bankshares, Inc.	35,658	1,304,013
First Financial Corp.	4,126	184,432
First Foundation, Inc.	15,159	106,719
First Hawaiian, Inc.	47,832	1,163,753
First Horizon Corp.	165,817	2,750,904
First Internet Bancorp	1,280	46,451
First Interstate BancSystem, Inc., Class A	36,471	1,132,425
First Merchants Corp.	22,204	865,956
First Mid Bancshares, Inc.	9,166	369,206
First of Long Island Corp.	7,182	91,714
Five Star Bancorp	3,938	114,793
Flushing Financial Corp.	10,183	148,672
FNB Corp.	132,379	1,983,037
FS Bancorp, Inc.	1,242	54,437
Fulton Financial Corp.	71,523	1,383,970
FVCBankcorp, Inc.(1)	1,399	17,250
German American Bancorp, Inc.	11,527	462,348
Glacier Bancorp, Inc.	30,803	1,456,982
Great Southern Bancorp, Inc.	4,002	238,359
Greene County Bancorp, Inc.	466	15,886
Guaranty Bancshares, Inc.	883	30,720
Hancock Whitney Corp.	34,584	1,858,198
Hanmi Financial Corp.	14,429	285,838
HarborOne Bancorp, Inc.	10,987	145,028
HBT Financial, Inc.	3,431	76,923
Heartland Financial USA, Inc.	13,881	774,005
Heritage Commerce Corp.	24,030	244,625
Heritage Financial Corp.	11,693	267,068
Hilltop Holdings, Inc.	16,963	557,235
Hingham Institution For Savings	446	114,609
Home Bancorp, Inc.	447	19,963
Home BancShares, Inc.	54,105	1,506,283
HomeStreet, Inc.	4,997	79,952
HomeTrust Bancshares, Inc.	4,750	173,185
Hope Bancorp, Inc.	42,464	543,115
Horizon Bancorp, Inc.	14,391	230,544
Huntington Bancshares, Inc.	467,123	6,992,831
Independent Bank Corp.	16,134	1,021,444
Independent Bank Corp. (Michigan)	11,400	386,232
Independent Bank Group, Inc.	13,210	769,086
International Bancshares Corp.	29,471	1,861,978
John Marshall Bancorp, Inc.	916	18,311
JPMorgan Chase & Co.	360,556	81,052,989
Kearny Financial Corp.	12,712	86,569
KeyCorp	313,125	5,341,912
Lakeland Financial Corp.	10,602	722,526
20

Avantis U.S. Equity ETF
	Shares	Value
Live Oak Bancshares, Inc.	14,711	$632,426
M&T Bank Corp.	42,646	7,339,803
MainStreet Bancshares, Inc.	24	414
Mercantile Bank Corp.	9,471	435,477
Metrocity Bankshares, Inc.	8,006	245,384
Metropolitan Bank Holding Corp.(1)	3,953	204,410
Mid Penn Bancorp, Inc.	2,950	89,119
Midland States Bancorp, Inc.	11,243	256,003
MidWestOne Financial Group, Inc.	2,989	87,339
MVB Financial Corp.	1,299	27,279
National Bank Holdings Corp., Class A	16,945	742,360
National Bankshares, Inc.	152	4,590
NB Bancorp, Inc.(1)	11,902	224,710
NBT Bancorp, Inc.	16,148	790,606
Nicolet Bankshares, Inc.	3,964	389,661
Northeast Bank	2,787	197,905
Northfield Bancorp, Inc.	12,437	150,736
Northrim BanCorp, Inc.	2,278	157,114
Northwest Bancshares, Inc.	54,341	752,623
NU Holdings Ltd., Class A(1)	215,588	3,227,352
Oak Valley Bancorp	715	19,069
OceanFirst Financial Corp.	18,619	332,722
OFG Bancorp	28,187	1,296,320
Old National Bancorp	126,283	2,506,718
Old Second Bancorp, Inc.	21,750	370,402
OP Bancorp	18	232
Orange County Bancorp, Inc.	334	19,188
Origin Bancorp, Inc.	12,481	417,739
Orrstown Financial Services, Inc.	4,307	154,191
Pacific Premier Bancorp, Inc.	30,377	780,689
Park National Corp.	5,364	942,938
Parke Bancorp, Inc.	1,098	22,509
Pathward Financial, Inc.	16,366	1,126,308
PCB Bancorp	2,787	53,678
Peapack-Gladstone Financial Corp.	6,072	173,416
Peoples Bancorp, Inc.	16,728	535,296
Peoples Financial Services Corp.	604	28,756
Pinnacle Financial Partners, Inc.	22,599	2,250,182
PNC Financial Services Group, Inc.	90,435	16,738,614
Ponce Financial Group, Inc.(1)	1,651	18,722
Popular, Inc.	32,535	3,334,837
Preferred Bank	8,239	682,601
Premier Financial Corp.	16,496	413,390
Primis Financial Corp.	1,437	17,460
Prosperity Bancshares, Inc.	20,617	1,516,999
Provident Financial Services, Inc.	39,696	757,003
QCR Holdings, Inc.	7,459	575,313
RBB Bancorp	7,395	169,789
Red River Bancshares, Inc.	206	10,941
Regions Financial Corp.	276,485	6,475,279
Renasant Corp.	18,805	658,175
Republic Bancorp, Inc., Class A	3,351	214,129
S&T Bancorp, Inc.	15,637	671,922
Sandy Spring Bancorp, Inc.	16,256	508,813
21

Avantis U.S. Equity ETF
	Shares	Value
Seacoast Banking Corp. of Florida	26,535	$725,998
ServisFirst Bancshares, Inc.	20,244	1,640,979
Shore Bancshares, Inc.	4,013	56,985
Sierra Bancorp	1,242	37,421
Simmons First National Corp., Class A	40,113	859,220
SmartFinancial, Inc.	4,615	134,896
South Plains Financial, Inc.	5,114	178,530
Southern First Bancshares, Inc.(1)	1,968	63,921
Southern Missouri Bancorp, Inc.	2,903	167,880
Southside Bancshares, Inc.	11,733	401,621
SouthState Corp.	20,659	2,005,782
Stellar Bancorp, Inc.	16,007	436,511
Stock Yards Bancorp, Inc.	11,769	713,201
Synovus Financial Corp.	67,355	3,106,413
Texas Capital Bancshares, Inc.(1)	14,889	1,000,839
TFS Financial Corp.	5,680	77,134
Third Coast Bancshares, Inc.(1)	42	1,076
Timberland Bancorp, Inc.	1,261	39,381
Tompkins Financial Corp.	3,985	244,440
Towne Bank	23,681	820,547
TriCo Bancshares	12,513	568,841
Triumph Financial, Inc.(1)	6,973	585,593
Truist Financial Corp.	309,452	13,758,236
TrustCo Bank Corp.	7,214	251,336
Trustmark Corp.	23,347	777,689
U.S. Bancorp	331,308	15,647,677
UMB Financial Corp.	18,926	1,960,544
United Bankshares, Inc.	35,024	1,361,383
United Community Banks, Inc.	37,665	1,147,653
United Security Bancshares	315	2,614
Unity Bancorp, Inc.	959	32,539
Univest Financial Corp.	10,243	291,516
Valley National Bancorp	158,937	1,379,573
Veritex Holdings, Inc.	21,667	545,792
WaFd, Inc.	34,288	1,257,341
Washington Trust Bancorp, Inc.	5,861	192,241
Webster Financial Corp.	67,548	3,203,802
Wells Fargo & Co.	526,668	30,794,278
WesBanco, Inc.	17,952	578,234
West BanCorp, Inc.	3,026	60,369
Westamerica BanCorp	17,573	910,106
Western Alliance Bancorp	55,459	4,529,891
Western New England Bancorp, Inc.	90	799
Wintrust Financial Corp.	29,498	3,209,382
WSFS Financial Corp.	25,604	1,401,563
Zions Bancorp NA	75,071	3,720,519
		407,961,341
Beverages — 1.0%
Boston Beer Co., Inc., Class A(1)	2,052	557,570
Brown-Forman Corp., Class A	5,854	267,821
Brown-Forman Corp., Class B	36,829	1,679,034
Celsius Holdings, Inc.(1)	25,865	983,646
Coca-Cola Co.	396,307	28,720,368
Coca-Cola Consolidated, Inc.	2,942	3,949,341
22

Avantis U.S. Equity ETF
	Shares	Value
Constellation Brands, Inc., Class A	12,603	$3,033,668
Duckhorn Portfolio, Inc.(1)	4,655	29,466
Keurig Dr. Pepper, Inc.	74,485	2,726,896
MGP Ingredients, Inc.	54	4,838
Molson Coors Beverage Co., Class B	53,400	2,881,998
Monster Beverage Corp.(1)	37,741	1,778,733
National Beverage Corp.	9,095	410,730
PepsiCo, Inc.	119,181	20,604,011
Vita Coco Co., Inc.(1)	27,392	715,479
		68,343,599
Biotechnology — 2.3%
2seventy bio, Inc.(1)(2)	4,946	24,087
4D Molecular Therapeutics, Inc.(1)	5,616	84,296
89bio, Inc.(1)	2,861	27,179
AbbVie, Inc.	156,960	30,812,818
Absci Corp.(1)(2)	2,010	8,844
ADMA Biologics, Inc.(1)	1,150	19,906
Agios Pharmaceuticals, Inc.(1)	13,639	626,166
Akero Therapeutics, Inc.(1)	9,572	260,358
Aldeyra Therapeutics, Inc.(1)	8,950	51,507
Alector, Inc.(1)	16,618	87,743
Alkermes PLC(1)	30,662	872,334
Allogene Therapeutics, Inc.(1)	12,764	33,569
Alnylam Pharmaceuticals, Inc.(1)	7,588	1,993,292
Altimmune, Inc.(1)(2)	8,025	53,767
ALX Oncology Holdings, Inc.(1)(2)	1,202	2,789
Amgen, Inc.	52,134	17,403,893
Anavex Life Sciences Corp.(1)(2)	3,495	21,040
Anika Therapeutics, Inc.(1)	3,415	87,765
Annexon, Inc.(1)	3,874	22,082
Apellis Pharmaceuticals, Inc.(1)	1,899	73,871
Apogee Therapeutics, Inc.(1)(2)	7,384	377,839
Arbutus Biopharma Corp.(1)	10,660	41,254
Arcturus Therapeutics Holdings, Inc.(1)	6,635	139,998
Arcus Biosciences, Inc.(1)	16,042	274,639
Arcutis Biotherapeutics, Inc.(1)	406	4,417
ARS Pharmaceuticals, Inc.(1)	4,159	53,984
Astria Therapeutics, Inc.(1)	1,941	23,738
Avid Bioservices, Inc.(1)	5,763	60,742
Avidity Biosciences, Inc.(1)	22,381	984,764
Beam Therapeutics, Inc.(1)	9,830	262,264
BioCryst Pharmaceuticals, Inc.(1)	13,953	121,252
Biogen, Inc.(1)	25,127	5,145,005
BioMarin Pharmaceutical, Inc.(1)	26,707	2,435,945
Blueprint Medicines Corp.(1)	4,910	469,101
Bridgebio Pharma, Inc.(1)	10,438	290,698
C4 Therapeutics, Inc.(1)	10,732	67,826
CareDx, Inc.(1)	7,424	228,140
Caribou Biosciences, Inc.(1)	7,707	16,647
Catalyst Pharmaceuticals, Inc.(1)	34,079	690,100
Celldex Therapeutics, Inc.(1)	636	26,286
CG oncology, Inc.(1)	2,570	94,782
Cogent Biosciences, Inc.(1)	9,755	104,769
CRISPR Therapeutics AG(1)(2)	15,310	730,593
23

Avantis U.S. Equity ETF
	Shares	Value
Cullinan Therapeutics, Inc.(1)	15,101	$295,980
Cytokinetics, Inc.(1)	8,388	478,787
Day One Biopharmaceuticals, Inc.(1)	6,284	86,971
Denali Therapeutics, Inc.(1)	19,379	473,623
Dianthus Therapeutics, Inc.(1)(2)	2,881	83,059
Disc Medicine, Inc.(1)	45	2,287
Dynavax Technologies Corp.(1)	35,222	395,191
Editas Medicine, Inc.(1)	14,718	55,045
Emergent BioSolutions, Inc.(1)	26,306	218,603
Enanta Pharmaceuticals, Inc.(1)	1,916	24,678
Entrada Therapeutics, Inc.(1)	6,979	123,528
Erasca, Inc.(1)	9,668	27,941
Exact Sciences Corp.(1)	10,701	660,145
Exelixis, Inc.(1)	58,080	1,511,822
Fate Therapeutics, Inc.(1)	17,175	63,032
Foghorn Therapeutics, Inc.(1)	2,984	24,708
Gilead Sciences, Inc.	283,144	22,368,376
GRAIL, Inc.(1)	8,587	121,163
Halozyme Therapeutics, Inc.(1)	33,311	2,126,907
HilleVax, Inc.(1)	4,083	7,635
ImmunityBio, Inc.(1)(2)	5,071	20,030
Incyte Corp.(1)	29,836	1,959,032
Insmed, Inc.(1)	15,862	1,212,967
Intellia Therapeutics, Inc.(1)	3,159	70,888
Ionis Pharmaceuticals, Inc.(1)	10,300	491,104
Iovance Biotherapeutics, Inc.(1)	25,551	297,925
Ironwood Pharmaceuticals, Inc.(1)	45,595	230,711
iTeos Therapeutics, Inc.(1)	5,253	88,513
Janux Therapeutics, Inc.(1)	1,493	70,141
Kiniksa Pharmaceuticals International PLC(1)	4,339	116,025
Kodiak Sciences, Inc.(1)	3,505	8,798
Krystal Biotech, Inc.(1)	841	164,096
Kura Oncology, Inc.(1)	15,761	331,927
Kymera Therapeutics, Inc.(1)	8,751	423,198
Larimar Therapeutics, Inc.(1)	1,400	11,074
MacroGenics, Inc.(1)	8,238	28,915
Madrigal Pharmaceuticals, Inc.(1)(2)	647	159,893
MannKind Corp.(1)	20,304	127,103
MiMedx Group, Inc.(1)	5,317	36,368
Moderna, Inc.(1)	60,475	4,680,765
Monte Rosa Therapeutics, Inc.(1)	3,222	19,880
Myriad Genetics, Inc.(1)	19,277	546,117
Natera, Inc.(1)	13,223	1,563,752
Neurocrine Biosciences, Inc.(1)	20,207	2,567,501
Newamsterdam Pharma Co. NV(1)(2)	3,438	56,452
Nkarta, Inc.(1)	3,657	19,419
Novavax, Inc.(1)	13,408	165,991
Nurix Therapeutics, Inc.(1)	2,389	60,203
Olema Pharmaceuticals, Inc.(1)	8,412	99,262
Organogenesis Holdings, Inc.(1)	9,486	27,320
ORIC Pharmaceuticals, Inc.(1)	7,147	74,114
PDL BioPharma, Inc.(1)	1,937	19
PepGen, Inc.(1)	1,390	13,386
Poseida Therapeutics, Inc.(1)	8,559	24,479
24

Avantis U.S. Equity ETF
	Shares	Value
Praxis Precision Medicines, Inc.(1)	284	$15,095
Protagonist Therapeutics, Inc.(1)	19,445	833,996
PTC Therapeutics, Inc.(1)	7,424	262,216
Puma Biotechnology, Inc.(1)	10,917	27,292
Regeneron Pharmaceuticals, Inc.(1)	14,316	16,960,022
REGENXBIO, Inc.(1)	13,635	166,620
Relay Therapeutics, Inc.(1)	16,059	109,041
Repare Therapeutics, Inc.(1)	4,231	12,312
Replimune Group, Inc.(1)	8,592	87,381
REVOLUTION Medicines, Inc.(1)	15,368	655,138
Rocket Pharmaceuticals, Inc.(1)	6,711	126,502
Roivant Sciences Ltd.(1)	63,161	772,459
Sage Therapeutics, Inc.(1)	13,343	112,481
Sana Biotechnology, Inc.(1)(2)	2,230	13,492
Sarepta Therapeutics, Inc.(1)	6,188	840,207
Scholar Rock Holding Corp.(1)(2)	6,786	63,110
Spyre Therapeutics, Inc.(1)(2)	4,329	124,459
Stoke Therapeutics, Inc.(1)	6,277	91,330
Sutro Biopharma, Inc.(1)	9,613	43,931
Syndax Pharmaceuticals, Inc.(1)	9,803	201,452
Tango Therapeutics, Inc.(1)	10,953	129,574
Tenaya Therapeutics, Inc.(1)	3,457	9,265
TScan Therapeutics, Inc.(1)	1,549	8,721
Twist Bioscience Corp.(1)	11,994	518,621
Tyra Biosciences, Inc.(1)(2)	2,310	52,576
uniQure NV(1)	9,669	56,564
United Therapeutics Corp.(1)	16,159	5,874,604
Vanda Pharmaceuticals, Inc.(1)	11,217	59,338
Vaxcyte, Inc.(1)	14,035	1,133,467
Veracyte, Inc.(1)	584	18,425
Vertex Pharmaceuticals, Inc.(1)	43,084	21,364,925
Verve Therapeutics, Inc.(1)	5,770	38,659
Viking Therapeutics, Inc.(1)	7,184	460,638
Vir Biotechnology, Inc.(1)	35,902	296,551
Voyager Therapeutics, Inc.(1)	22,313	146,373
Xencor, Inc.(1)	11,821	206,749
Xenon Pharmaceuticals, Inc.(1)	449	18,113
Y-mAbs Therapeutics, Inc.(1)(2)	1,684	24,098
Zentalis Pharmaceuticals, Inc.(1)	2,428	8,425
Zymeworks, Inc.(1)	2,081	24,410
		162,097,570
Broadline Retail — 3.0%
Amazon.com, Inc.(1)	978,264	174,620,124
Coupang, Inc.(1)	223,106	4,941,798
Dillard's, Inc., Class A	1,817	615,908
eBay, Inc.	76,675	4,531,493
Etsy, Inc.(1)	9,605	529,139
Kohl's Corp.	70,222	1,361,605
Macy's, Inc.	174,314	2,714,069
MercadoLibre, Inc.(1)	11,056	22,793,713
Nordstrom, Inc.	69,469	1,551,937
Ollie's Bargain Outlet Holdings, Inc.(1)	14,632	1,310,442
		214,970,228
25

Avantis U.S. Equity ETF
	Shares	Value
Building Products — 1.3%
A.O. Smith Corp.	44,281	$3,707,205
AAON, Inc.	15,147	1,446,690
Advanced Drainage Systems, Inc.	36,797	5,768,298
Allegion PLC	13,095	1,818,110
American Woodmark Corp.(1)	5,144	460,954
Apogee Enterprises, Inc.	15,913	1,062,670
Armstrong World Industries, Inc.	27,033	3,426,703
AZEK Co., Inc.(1)	23,824	1,015,617
AZZ, Inc.	7,778	646,896
Builders FirstSource, Inc.(1)	53,956	9,388,344
Carlisle Cos., Inc.	20,852	8,837,078
Carrier Global Corp.	79,376	5,776,985
CSW Industrials, Inc.	4,058	1,370,103
Fortune Brands Innovations, Inc.	31,091	2,468,936
Gibraltar Industries, Inc.(1)	13,824	963,118
Griffon Corp.	18,629	1,233,054
Hayward Holdings, Inc.(1)	12,815	190,175
Insteel Industries, Inc.	14,291	491,610
Janus International Group, Inc.(1)	54,920	603,571
JELD-WEN Holding, Inc.(1)	56,055	798,223
Johnson Controls International PLC	27,514	2,004,395
Lennox International, Inc.	11,795	6,961,291
Masco Corp.	16,185	1,287,679
Masterbrand, Inc.(1)	74,512	1,195,172
Owens Corning	42,904	7,239,192
Quanex Building Products Corp.	19,486	538,398
Resideo Technologies, Inc.(1)	14,216	286,595
Simpson Manufacturing Co., Inc.	18,705	3,424,137
Tecnoglass, Inc.	1,724	106,836
Trane Technologies PLC	22,435	8,113,842
Trex Co., Inc.(1)	49,187	3,135,179
UFP Industries, Inc.	32,753	3,985,058
Zurn Elkay Water Solutions Corp.	31,663	1,026,831
		90,778,945
Capital Markets — 3.3%
Affiliated Managers Group, Inc.	4,976	864,978
Ameriprise Financial, Inc.	36,485	16,397,818
ARES Management Corp., Class A	11,090	1,623,576
Artisan Partners Asset Management, Inc., Class A	36,976	1,537,832
AssetMark Financial Holdings, Inc.(1)	4,603	161,795
Bank of New York Mellon Corp.	182,438	12,445,920
BGC Group, Inc., Class A	90,000	889,200
BlackRock, Inc.	14,402	12,987,868
Blackstone, Inc.	43,686	6,219,139
Blue Owl Capital, Inc.	7,390	130,360
Brightsphere Investment Group, Inc.	8,885	216,705
Carlyle Group, Inc.	67,722	2,717,684
Cboe Global Markets, Inc.	10,412	2,138,625
Charles Schwab Corp.	227,644	14,819,624
CME Group, Inc.	38,892	8,390,560
Cohen & Steers, Inc.	11,768	1,051,588
Coinbase Global, Inc., Class A(1)	23,882	4,379,004
Diamond Hill Investment Group, Inc.	1,266	200,066
26

Avantis U.S. Equity ETF
	Shares	Value
Donnelley Financial Solutions, Inc.(1)	3,437	$229,110
Evercore, Inc., Class A	15,165	3,726,647
FactSet Research Systems, Inc.	6,832	2,888,843
Federated Hermes, Inc.	28,755	986,297
Franklin Resources, Inc.	60,027	1,214,946
Goldman Sachs Group, Inc.	51,296	26,173,784
Hamilton Lane, Inc., Class A	9,314	1,423,552
Houlihan Lokey, Inc.	12,097	1,894,632
Interactive Brokers Group, Inc., Class A	9,837	1,267,891
Intercontinental Exchange, Inc.	31,333	5,061,846
Invesco Ltd.	85,677	1,464,220
Janus Henderson Group PLC	35,630	1,340,044
Jefferies Financial Group, Inc.	65,124	3,904,184
KKR & Co., Inc.	83,077	10,282,440
Lazard, Inc.	16,088	806,170
LPL Financial Holdings, Inc.	20,240	4,540,642
MarketAxess Holdings, Inc.	7,568	1,834,408
Moody's Corp.	16,348	7,973,574
Morgan Stanley	184,045	19,068,902
Morningstar, Inc.	1,375	431,434
MSCI, Inc.	5,087	2,953,461
Nasdaq, Inc.	18,000	1,297,440
Northern Trust Corp.	65,448	5,969,512
Open Lending Corp., Class A(1)	42,390	244,166
Oppenheimer Holdings, Inc., Class A	2,366	124,688
Patria Investments Ltd., Class A	17,498	201,577
Piper Sandler Cos.	6,608	1,802,002
PJT Partners, Inc., Class A	1,386	171,171
Raymond James Financial, Inc.	56,549	6,761,564
Robinhood Markets, Inc., Class A(1)	40,849	821,882
S&P Global, Inc.	12,895	6,618,230
SEI Investments Co.	36,497	2,468,292
State Street Corp.	80,600	7,020,260
Stifel Financial Corp.	34,099	3,005,486
StoneX Group, Inc.(1)	16,058	1,330,566
T. Rowe Price Group, Inc.	59,969	6,359,113
TPG, Inc.	14,566	734,855
Tradeweb Markets, Inc., Class A	11,477	1,357,040
Victory Capital Holdings, Inc., Class A	9,046	493,640
Virtu Financial, Inc., Class A	13,566	416,612
Virtus Investment Partners, Inc.	3,198	676,889
WisdomTree, Inc.	45,146	457,780
XP, Inc., Class A	18,235	335,706
		235,307,840
Chemicals — 1.9%
AdvanSix, Inc.	14,686	434,118
Air Products & Chemicals, Inc.	37,779	10,534,674
Albemarle Corp.	21,050	1,899,763
American Vanguard Corp.	8,502	48,801
Arcadium Lithium PLC(1)	151,485	410,524
Ashland, Inc.	19,166	1,715,357
Aspen Aerogels, Inc.(1)	13,870	397,930
Avient Corp.	22,805	1,120,410
Axalta Coating Systems Ltd.(1)	42,494	1,551,031
27

Avantis U.S. Equity ETF
	Shares	Value
Balchem Corp.	4,111	$727,770
Cabot Corp.	34,604	3,637,226
Celanese Corp.	10,268	1,341,001
CF Industries Holdings, Inc.	88,054	7,316,407
Chemours Co.	87,379	1,698,648
Core Molding Technologies, Inc.(1)	4,990	89,072
Corteva, Inc.	96,188	5,511,572
Dow, Inc.	202,101	10,828,572
DuPont de Nemours, Inc.	55,722	4,694,578
Eastman Chemical Co.	41,272	4,225,015
Ecolab, Inc.	15,892	4,023,537
Ecovyst, Inc.(1)	36,295	260,598
Element Solutions, Inc.	8,640	231,034
FMC Corp.	32,317	2,087,032
Hawkins, Inc.	13,883	1,758,560
HB Fuller Co.	10,678	914,677
Huntsman Corp.	52,387	1,155,133
Ingevity Corp.(1)	11,815	467,047
Innospec, Inc.	9,891	1,140,037
International Flavors & Fragrances, Inc.	31,075	3,231,489
Intrepid Potash, Inc.(1)	1,937	47,805
Koppers Holdings, Inc.	8,464	335,005
Kronos Worldwide, Inc.	5,663	65,464
Linde PLC	35,485	16,970,701
LSB Industries, Inc.(1)	28,015	222,159
LyondellBasell Industries NV, Class A	93,885	9,266,449
Mativ Holdings, Inc.	34,033	645,266
Minerals Technologies, Inc.	15,023	1,158,273
Mosaic Co.	140,609	4,017,199
NewMarket Corp.	4,185	2,401,227
Olin Corp.	66,646	2,910,431
Orion SA	34,170	637,271
PPG Industries, Inc.	22,356	2,900,244
PureCycle Technologies, Inc.(1)(2)	31,837	194,206
Quaker Chemical Corp.	5,503	931,493
Rayonier Advanced Materials, Inc.(1)	14,907	118,958
RPM International, Inc.	50,928	5,920,380
Scotts Miracle-Gro Co.	6,005	426,235
Sensient Technologies Corp.	3,932	306,067
Sherwin-Williams Co.	26,431	9,762,818
Stepan Co.	7,061	548,145
Trinseo PLC	7,559	32,882
Tronox Holdings PLC, Class A	49,805	693,784
Westlake Corp.	13,786	2,005,036
		135,969,111
Commercial Services and Supplies — 0.7%
ABM Industries, Inc.	2,493	142,475
ACCO Brands Corp.	33,383	182,939
Acme United Corp.	464	20,458
Aris Water Solutions, Inc., Class A	13,369	224,867
Brady Corp., Class A	18,012	1,333,608
Brink's Co.	10,047	1,114,514
Casella Waste Systems, Inc., Class A(1)	8,787	947,766
CECO Environmental Corp.(1)	432	12,506
28

Avantis U.S. Equity ETF
	Shares	Value
Cimpress PLC(1)	2,491	$246,310
Cintas Corp.	9,451	7,609,189
Civeo Corp.	4,499	127,997
Clean Harbors, Inc.(1)	12,578	3,092,930
Copart, Inc.(1)	134,559	7,126,245
Deluxe Corp.	3,336	68,688
Ennis, Inc.	8,036	192,141
Enviri Corp.(1)	7,197	86,004
Healthcare Services Group, Inc.(1)	18,825	205,004
HNI Corp.	20,699	1,114,641
Interface, Inc.	41,163	777,157
Liquidity Services, Inc.(1)	5,450	118,646
Matthews International Corp., Class A	2,048	51,876
MillerKnoll, Inc.	23,438	690,249
Montrose Environmental Group, Inc.(1)	385	12,667
MSA Safety, Inc.	6,708	1,225,082
OPENLANE, Inc.(1)	16,584	287,401
Pitney Bowes, Inc.	35,179	248,716
Quad/Graphics, Inc.	6,239	29,261
Republic Services, Inc.	11,578	2,410,655
Rollins, Inc.	40,551	2,034,849
Steelcase, Inc., Class A	56,402	797,524
Tetra Tech, Inc.	3,505	833,279
UniFirst Corp.	2,822	535,305
Veralto Corp.	34,820	3,914,813
Vestis Corp.	9,082	127,784
Viad Corp.(1)	1,418	48,793
Virco Mfg. Corp.	8,059	125,156
Waste Connections, Inc.	15,774	2,941,851
Waste Management, Inc.	44,995	9,540,740
		50,600,086
Communications Equipment — 0.6%
ADTRAN Holdings, Inc.(1)	3,598	20,077
Applied Optoelectronics, Inc.(1)(2)	29,798	338,207
Arista Networks, Inc.(1)	29,433	10,401,034
Aviat Networks, Inc.(1)	1,614	44,304
Calix, Inc.(1)	7,368	274,384
Ciena Corp.(1)	31,225	1,800,121
Cisco Systems, Inc.	244,088	12,336,208
Clearfield, Inc.(1)	690	25,737
Comtech Telecommunications Corp.(1)	2,397	7,575
Digi International, Inc.(1)	914	26,926
Extreme Networks, Inc.(1)	38,435	605,351
F5, Inc.(1)	5,862	1,190,865
Infinera Corp.(1)	7,446	46,835
Juniper Networks, Inc.	32,527	1,264,650
Motorola Solutions, Inc.	29,514	13,046,369
NETGEAR, Inc.(1)	5,813	94,345
NetScout Systems, Inc.(1)	384	8,248
Ribbon Communications, Inc.(1)	5,370	18,312
Ubiquiti, Inc.	195	37,736
Viasat, Inc.(1)	26,251	412,141
Viavi Solutions, Inc.(1)	2,385	20,535
		42,019,960
29

Avantis U.S. Equity ETF
	Shares	Value
Construction and Engineering — 0.7%
AECOM	8,921	$893,349
Ameresco, Inc., Class A(1)	16,318	496,883
API Group Corp.(1)	10,906	387,708
Arcosa, Inc.	10,561	966,226
Argan, Inc.	10,254	813,245
Comfort Systems USA, Inc.	17,917	6,334,018
Concrete Pumping Holdings, Inc.(1)	1,011	6,561
Construction Partners, Inc., Class A(1)	19,027	1,255,401
Dycom Industries, Inc.(1)	13,717	2,413,643
EMCOR Group, Inc.	22,191	8,722,394
Fluor Corp.(1)	41,464	2,076,103
Granite Construction, Inc.	17,026	1,279,674
Great Lakes Dredge & Dock Corp.(1)	15,698	156,195
IES Holdings, Inc.(1)	4,781	891,800
Limbach Holdings, Inc.(1)	5,876	379,766
MasTec, Inc.(1)	13,990	1,582,689
Matrix Service Co.(1)	1,646	16,394
MDU Resources Group, Inc.	123,714	3,178,213
MYR Group, Inc.(1)	8,585	865,368
Northwest Pipe Co.(1)	1,935	85,101
Orion Group Holdings, Inc.(1)	11,029	83,379
Primoris Services Corp.	34,838	1,966,257
Quanta Services, Inc.	20,093	5,528,187
Sterling Infrastructure, Inc.(1)	22,961	2,744,528
Tutor Perini Corp.(1)	17,115	410,247
Valmont Industries, Inc.	6,343	1,812,576
WillScot Holdings Corp.(1)	45,962	1,771,376
		47,117,281
Construction Materials — 0.4%
CRH PLC	56,132	5,095,102
Eagle Materials, Inc.	19,354	4,988,493
Knife River Corp.(1)	27,069	2,134,932
Martin Marietta Materials, Inc.	14,363	7,672,140
Summit Materials, Inc., Class A(1)	24,876	1,007,478
U.S. Lime & Minerals, Inc.	3,834	313,353
Vulcan Materials Co.	18,626	4,567,281
		25,778,779
Consumer Finance — 1.1%
Ally Financial, Inc.	134,781	5,821,191
American Express Co.	72,621	18,783,422
Atlanticus Holdings Corp.(1)	921	32,557
Bread Financial Holdings, Inc.	30,970	1,801,525
Capital One Financial Corp.	94,519	13,887,677
Consumer Portfolio Services, Inc.(1)	2,357	19,445
Credit Acceptance Corp.(1)	2,110	984,378
Discover Financial Services	80,478	11,163,103
Encore Capital Group, Inc.(1)	7,620	381,610
Enova International, Inc.(1)	8,083	692,956
EZCORP, Inc., Class A(1)	16,222	198,233
FirstCash Holdings, Inc.	8,472	1,017,402
Green Dot Corp., Class A(1)	19,710	220,161
LendingClub Corp.(1)	38,223	464,409
Medallion Financial Corp.	3,474	28,070
30

Avantis U.S. Equity ETF
	Shares	Value
Moneylion, Inc.(1)	490	$22,746
Navient Corp.	38,718	655,496
Nelnet, Inc., Class A	4,698	542,995
NerdWallet, Inc., Class A(1)	4,685	60,577
OneMain Holdings, Inc.	64,910	3,207,203
Oportun Financial Corp.(1)	4,622	13,727
PRA Group, Inc.(1)	10,903	254,258
PROG Holdings, Inc.	27,657	1,293,241
Regional Management Corp.	2,067	69,307
SLM Corp.	142,463	3,142,734
SoFi Technologies, Inc.(1)(2)	184,882	1,477,207
Synchrony Financial	186,331	9,364,996
Upstart Holdings, Inc.(1)	2,947	125,247
World Acceptance Corp.(1)	983	115,847
		75,841,720
Consumer Staples Distribution & Retail — 2.5%
Albertsons Cos., Inc., Class A	24,618	483,005
Andersons, Inc.	22,170	1,130,005
BJ's Wholesale Club Holdings, Inc.(1)	72,836	5,823,967
Casey's General Stores, Inc.	16,642	6,029,563
Chefs' Warehouse, Inc.(1)	2,102	90,029
Costco Wholesale Corp.	69,564	62,077,522
Dollar General Corp.	32,128	2,665,660
Dollar Tree, Inc.(1)	48,621	4,107,988
Grocery Outlet Holding Corp.(1)	18,140	343,572
Ingles Markets, Inc., Class A	7,554	558,996
Kroger Co.	245,459	13,060,873
Maplebear, Inc.(1)	14,931	535,874
Natural Grocers by Vitamin Cottage, Inc.	6,025	160,386
Performance Food Group Co.(1)	34,570	2,580,305
PriceSmart, Inc.	12,903	1,155,851
SpartanNash Co.	18,624	411,404
Sprouts Farmers Market, Inc.(1)	62,096	6,461,089
Sysco Corp.	68,723	5,358,332
Target Corp.	129,954	19,963,533
U.S. Foods Holding Corp.(1)	12,261	725,974
United Natural Foods, Inc.(1)	20,811	314,870
Village Super Market, Inc., Class A	2,334	75,038
Walgreens Boots Alliance, Inc.	21,735	201,049
Walmart, Inc.	577,989	44,638,090
Weis Markets, Inc.	5,579	377,029
		179,330,004
Containers and Packaging — 0.6%
Amcor PLC	127,882	1,462,970
AptarGroup, Inc.	20,077	3,075,596
Ardagh Metal Packaging SA	13,231	47,367
Avery Dennison Corp.	12,784	2,836,130
Ball Corp.	40,362	2,575,499
Berry Global Group, Inc.	14,148	974,231
Crown Holdings, Inc.	12,526	1,132,476
Graphic Packaging Holding Co.	129,728	3,882,759
Greif, Inc., Class A	7,940	496,409
Greif, Inc., Class B	913	61,536
International Paper Co.	139,230	6,741,517
31

Avantis U.S. Equity ETF
	Shares	Value
Myers Industries, Inc.	16,544	$252,958
O-I Glass, Inc.(1)	26,330	334,128
Packaging Corp. of America	39,802	8,340,111
Ranpak Holdings Corp.(1)	1,202	8,522
Sealed Air Corp.	25,904	905,345
Silgan Holdings, Inc.	6,917	361,551
Smurfit WestRock PLC	108,682	5,153,700
Sonoco Products Co.	33,660	1,904,146
TriMas Corp.	9,637	245,840
		40,792,791
Distributors — 0.1%
A-Mark Precious Metals, Inc.	7,652	298,198
Genuine Parts Co.	28,827	4,129,756
LKQ Corp.	31,923	1,327,678
Pool Corp.	13,860	4,873,453
		10,629,085
Diversified Consumer Services — 0.2%
ADT, Inc.	38,495	280,629
Adtalem Global Education, Inc.(1)	16,943	1,282,755
American Public Education, Inc.(1)	6,456	107,944
Bright Horizons Family Solutions, Inc.(1)	2,642	371,782
Carriage Services, Inc.	255	8,453
Chegg, Inc.(1)	12,037	26,000
Coursera, Inc.(1)	14,526	117,661
Duolingo, Inc.(1)	3,297	700,843
Frontdoor, Inc.(1)	16,618	798,993
Graham Holdings Co., Class B	1,192	947,867
Grand Canyon Education, Inc.(1)	14,585	2,114,971
H&R Block, Inc.	27,862	1,763,943
Laureate Education, Inc., Class A	84,301	1,299,921
OneSpaWorld Holdings Ltd.	27,630	438,488
Perdoceo Education Corp.	30,811	691,399
Service Corp. International	22,359	1,750,039
Strategic Education, Inc.	2,835	273,578
Stride, Inc.(1)	15,186	1,250,415
Udemy, Inc.(1)	3,005	25,452
Universal Technical Institute, Inc.(1)	27,748	484,203
		14,735,336
Diversified Telecommunication Services — 0.9%
AST SpaceMobile, Inc.(1)	1,920	55,757
AT&T, Inc.	1,275,815	25,388,719
ATN International, Inc.	4,304	115,175
Consolidated Communications Holdings, Inc.(1)	5,433	24,829
Frontier Communications Parent, Inc.(1)	128,808	3,709,670
IDT Corp., Class B	10,665	409,109
Iridium Communications, Inc.	39,935	1,030,323
Liberty Global Ltd., Class A(1)	3,263	63,139
Liberty Global Ltd., Class C(1)	4,738	93,196
Liberty Latin America Ltd., Class A(1)	1,802	17,065
Liberty Latin America Ltd., Class C(1)	15,531	147,079
Lumen Technologies, Inc.(1)	338	1,775
Shenandoah Telecommunications Co.	17,362	262,513
Verizon Communications, Inc.	755,542	31,566,545
		62,884,894
32

Avantis U.S. Equity ETF
	Shares	Value
Electric Utilities — 1.4%
ALLETE, Inc.	13,480	$856,654
Alliant Energy Corp.	52,135	3,037,906
American Electric Power Co., Inc.	84,913	8,515,076
Avangrid, Inc.	7,999	285,484
Constellation Energy Corp.	38,766	7,625,272
Duke Energy Corp.	64,735	7,376,553
Edison International	74,526	6,485,998
Entergy Corp.	50,523	6,097,621
Evergy, Inc.	56,106	3,318,109
Eversource Energy	41,099	2,775,415
Exelon Corp.	90,502	3,447,221
FirstEnergy Corp.	39,994	1,756,537
Genie Energy Ltd., Class B	5,039	84,353
Hawaiian Electric Industries, Inc.(1)	28,738	308,359
IDACORP, Inc.	2,435	248,151
MGE Energy, Inc.	4,620	400,577
NextEra Energy, Inc.	73,288	5,900,417
NRG Energy, Inc.	47,051	3,999,806
OGE Energy Corp.	52,958	2,095,019
Otter Tail Corp.	13,404	1,133,308
PG&E Corp.	436,876	8,606,457
Pinnacle West Capital Corp.	36,146	3,163,498
Portland General Electric Co.	27,206	1,308,881
PPL Corp.	130,022	4,149,002
Southern Co.	89,463	7,729,603
TXNM Energy, Inc.	2,183	89,459
Xcel Energy, Inc.	100,262	6,139,042
		96,933,778
Electrical Equipment — 0.7%
Acuity Brands, Inc.	12,434	3,166,940
Allient, Inc.	231	4,906
AMETEK, Inc.	20,080	3,434,684
Array Technologies, Inc.(1)	25,642	172,058
Atkore, Inc.	22,662	2,115,044
Bloom Energy Corp., Class A(1)(2)	3,684	43,876
Eaton Corp. PLC	26,242	8,054,457
Emerson Electric Co.	35,400	3,730,806
EnerSys	20,385	2,065,612
GE Vernova, Inc.(1)	27,424	5,512,224
Generac Holdings, Inc.(1)	10,303	1,612,729
Hubbell, Inc.	6,006	2,401,919
LSI Industries, Inc.	13,515	215,024
NEXTracker, Inc., Class A(1)	34,395	1,398,845
nVent Electric PLC	18,874	1,282,677
Plug Power, Inc.(1)(2)	68,654	129,070
Powell Industries, Inc.	6,928	1,160,024
Regal Rexnord Corp.	6,327	1,061,734
Rockwell Automation, Inc.	9,054	2,462,960
Sensata Technologies Holding PLC	6,824	263,065
Sunrun, Inc.(1)	41,334	848,174
Thermon Group Holdings, Inc.(1)	6,397	201,058
TPI Composites, Inc.(1)(2)	4,165	18,034
Vertiv Holdings Co.	75,012	6,228,246
		47,584,166
33

Avantis U.S. Equity ETF
	Shares	Value
Electronic Equipment, Instruments and Components — 1.2%
Amphenol Corp., Class A	87,937	$5,931,351
Arrow Electronics, Inc.(1)	23,774	3,211,392
Avnet, Inc.	29,527	1,629,300
Badger Meter, Inc.	5,543	1,147,068
Bel Fuse, Inc., Class B	6,760	458,531
Belden, Inc.	9,011	966,700
Benchmark Electronics, Inc.	14,133	600,794
CDW Corp.	20,741	4,679,999
Climb Global Solutions, Inc.	1,471	139,716
Cognex Corp.	24,091	972,795
Coherent Corp.(1)	19,032	1,483,544
Corning, Inc.	213,658	8,941,587
Crane NXT Co.	21,456	1,260,540
CTS Corp.	10,234	504,024
Daktronics, Inc.(1)	27,724	400,612
ePlus, Inc.(1)	15,866	1,522,501
Fabrinet(1)	9,225	2,247,671
FARO Technologies, Inc.(1)	1,827	32,886
Flex Ltd.(1)	198,398	6,445,951
Insight Enterprises, Inc.(1)	17,543	3,808,059
IPG Photonics Corp.(1)	6,456	441,397
Jabil, Inc.	62,420	6,821,258
Keysight Technologies, Inc.(1)	27,097	4,176,190
Kimball Electronics, Inc.(1)	7,064	130,331
Knowles Corp.(1)	17,752	327,524
Littelfuse, Inc.	4,924	1,340,313
Methode Electronics, Inc.	9,256	96,447
Napco Security Technologies, Inc.	12,958	600,992
nLight, Inc.(1)	5,751	68,667
Novanta, Inc.(1)	1,675	306,994
PC Connection, Inc.	5,972	436,434
Plexus Corp.(1)	10,144	1,299,548
Richardson Electronics Ltd.	2,837	33,618
Rogers Corp.(1)	2,796	299,899
Sanmina Corp.(1)	23,890	1,657,488
ScanSource, Inc.(1)	12,755	649,740
SmartRent, Inc.(1)	15,135	25,729
TD SYNNEX Corp.	22,040	2,676,097
TE Connectivity Ltd.	65,171	10,010,266
Teledyne Technologies, Inc.(1)	2,464	1,066,419
Trimble, Inc.(1)	9,826	557,036
TTM Technologies, Inc.(1)	43,423	844,577
Vishay Intertechnology, Inc.	65,533	1,320,490
Vishay Precision Group, Inc.(1)	3,869	106,823
Vontier Corp.	25,767	902,618
Zebra Technologies Corp., Class A(1)	2,512	867,595
		83,449,511
Energy Equipment and Services — 0.9%
Archrock, Inc.	109,836	2,221,982
Atlas Energy Solutions, Inc.(2)	7,127	150,308
Baker Hughes Co.	301,290	10,596,369
Bristow Group, Inc.(1)	8,290	330,025
Cactus, Inc., Class A	13,009	774,296
34

Avantis U.S. Equity ETF
	Shares	Value
ChampionX Corp.	109,262	$3,401,326
Core Laboratories, Inc.	7,231	141,438
Diamond Offshore Drilling, Inc.(1)	31,888	457,274
DMC Global, Inc.(1)	3,568	44,136
Dril-Quip, Inc.(1)	11,194	182,574
Expro Group Holdings NV(1)	38,969	773,924
Forum Energy Technologies, Inc.(1)	1,556	26,997
Geospace Technologies Corp.(1)	1,159	11,961
Halliburton Co.	320,042	9,950,106
Helix Energy Solutions Group, Inc.(1)	91,844	1,030,490
Helmerich & Payne, Inc.	53,441	1,743,780
KLX Energy Services Holdings, Inc.(1)	8,314	61,191
Kodiak Gas Services, Inc.	18,835	522,671
Liberty Energy, Inc., Class A	102,659	2,113,749
Nabors Industries Ltd.(1)	5,986	451,165
Newpark Resources, Inc.(1)	53,858	443,251
Noble Corp. PLC	13,983	533,451
NOV, Inc.	84,328	1,498,509
Oceaneering International, Inc.(1)	66,750	1,801,583
Oil States International, Inc.(1)	14,957	79,123
Patterson-UTI Energy, Inc.	222,744	2,051,472
ProFrac Holding Corp., Class A(1)(2)	3,704	25,372
ProPetro Holding Corp.(1)	65,743	521,999
Ranger Energy Services, Inc.	7,385	91,943
RPC, Inc.	66,976	429,986
Schlumberger NV	136,365	5,998,696
SEACOR Marine Holdings, Inc.(1)	840	9,618
Select Water Solutions, Inc., Class A	62,156	716,659
Solaris Oilfield Infrastructure, Inc., Class A	14,903	188,970
TechnipFMC PLC	235,808	6,329,087
TETRA Technologies, Inc.(1)	60,848	193,497
Tidewater, Inc.(1)	24,583	2,180,512
Transocean Ltd.(1)	193,858	918,887
Valaris Ltd.(1)	25,354	1,548,115
Weatherford International PLC	43,554	4,570,557
		65,117,049
Entertainment — 0.9%
AMC Entertainment Holdings, Inc., Class A(1)	23,464	113,097
Cinemark Holdings, Inc.(1)	23,219	635,736
Electronic Arts, Inc.	29,258	4,441,950
Endeavor Group Holdings, Inc., Class A	736	20,225
IMAX Corp.(1)	17,505	370,931
Liberty Media Corp.-Liberty Formula One, Class A(1)	1,552	109,602
Liberty Media Corp.-Liberty Formula One, Class C(1)	24,471	1,909,962
Liberty Media Corp.-Liberty Live, Class A(1)	383	15,167
Lions Gate Entertainment Corp., Class A(1)	5,840	45,377
Lions Gate Entertainment Corp., Class B(1)	13,606	94,154
Live Nation Entertainment, Inc.(1)	14,102	1,377,342
Madison Square Garden Entertainment Corp.(1)	3,405	143,759
Madison Square Garden Sports Corp.(1)	1,525	318,801
Marcus Corp.	8,732	123,558
Netflix, Inc.(1)	44,878	31,475,185
Playstudios, Inc.(1)	11,056	16,805
Playtika Holding Corp.	6,349	48,062
35

Avantis U.S. Equity ETF
	Shares	Value
ROBLOX Corp., Class A(1)	19,874	$874,257
Roku, Inc.(1)	17,747	1,202,714
Sphere Entertainment Co.(1)	8,180	381,188
Spotify Technology SA(1)	2,947	1,010,467
Take-Two Interactive Software, Inc.(1)	17,527	2,834,291
TKO Group Holdings, Inc.	14,990	1,772,268
Vivid Seats, Inc., Class A(1)	1,882	8,751
Walt Disney Co.	114,611	10,358,542
Warner Bros Discovery, Inc.(1)	364,527	2,857,892
		62,560,083
Financial Services — 2.9%
Acacia Research Corp.(1)	1,942	9,341
Affirm Holdings, Inc.(1)	37,104	1,632,947
Alerus Financial Corp.	5,490	123,250
Apollo Global Management, Inc.	48,658	5,631,190
Berkshire Hathaway, Inc., Class B(1)	104,696	49,826,920
Block, Inc.(1)	36,303	2,398,902
Cannae Holdings, Inc.	17,586	352,072
Cass Information Systems, Inc.	5,178	224,932
Corebridge Financial, Inc.	34,766	1,027,683
Corpay, Inc.(1)	7,674	2,421,531
Enact Holdings, Inc.	11,574	411,456
Equitable Holdings, Inc.	155,405	6,607,821
Essent Group Ltd.	43,266	2,781,571
Euronet Worldwide, Inc.(1)	6,504	701,847
EVERTEC, Inc.	13,003	445,353
Federal Agricultural Mortgage Corp., Class C	5,782	1,141,771
Fidelity National Information Services, Inc.	43,898	3,619,390
Fiserv, Inc.(1)	24,326	4,247,320
Global Payments, Inc.	8,535	947,470
International Money Express, Inc.(1)	16,072	291,707
Jack Henry & Associates, Inc.	14,533	2,514,645
Jackson Financial, Inc., Class A	54,389	4,893,378
loanDepot, Inc., Class A(1)	4,466	11,701
Marqeta, Inc., Class A(1)	88,230	470,266
Mastercard, Inc., Class A	88,435	42,744,173
Merchants Bancorp	10,364	475,189
MGIC Investment Corp.	134,670	3,424,658
Mr. Cooper Group, Inc.(1)	22,654	2,125,172
NCR Atleos Corp.(1)	5,541	158,528
NewtekOne, Inc.	11,259	141,075
NMI Holdings, Inc., Class A(1)	45,567	1,871,437
Onity Group, Inc.(1)	2,159	62,568
Pagseguro Digital Ltd., Class A(1)	31,202	345,406
Payoneer Global, Inc.(1)	134,185	996,995
PayPal Holdings, Inc.(1)	115,391	8,357,770
Paysafe Ltd.(1)	722	16,173
PennyMac Financial Services, Inc.	10,339	1,116,612
Radian Group, Inc.	70,855	2,561,408
Repay Holdings Corp.(1)	2,397	20,279
Shift4 Payments, Inc., Class A(1)(2)	5,912	491,287
StoneCo Ltd., A Shares(1)	38,263	507,367
Toast, Inc., Class A(1)	29,511	733,643
Visa, Inc., Class A	164,026	45,331,866
36

Avantis U.S. Equity ETF
	Shares	Value
Voya Financial, Inc.	31,231	$2,212,092
Walker & Dunlop, Inc.	15,262	1,633,950
Waterstone Financial, Inc.	4,082	61,842
Western Union Co.	82,105	1,001,681
WEX, Inc.(1)	6,950	1,327,589
		210,453,224
Food Products — 0.8%
Alico, Inc.	400	11,720
Archer-Daniels-Midland Co.	130,474	7,957,609
B&G Foods, Inc.	46,649	395,117
Beyond Meat, Inc.(1)(2)	2,397	14,574
BRC, Inc., Class A(1)(2)	12,543	55,566
Bunge Global SA	63,015	6,388,461
Calavo Growers, Inc.	9,502	218,736
Cal-Maine Foods, Inc.	23,054	1,660,810
Campbell Soup Co.	14,824	737,049
Conagra Brands, Inc.	14,038	437,986
Darling Ingredients, Inc.(1)	35,815	1,494,560
Dole PLC	34,121	549,689
Flowers Foods, Inc.	101,926	2,368,760
Fresh Del Monte Produce, Inc.	9,281	271,376
Freshpet, Inc.(1)	3,129	425,544
General Mills, Inc.	29,273	2,116,145
Hershey Co.	24,003	4,634,019
Hormel Foods Corp.	30,150	981,383
Ingredion, Inc.	31,053	4,170,728
J&J Snack Foods Corp.	2,873	488,956
J.M. Smucker Co.	14,164	1,624,328
John B Sanfilippo & Son, Inc.	4,484	425,397
Kellanova	22,938	1,849,032
Kraft Heinz Co.	104,547	3,704,100
Lamb Weston Holdings, Inc.	27,303	1,690,602
Lancaster Colony Corp.	4,524	772,518
Lifeway Foods, Inc.(1)	2,259	43,328
Limoneira Co.	1,913	47,978
Mama's Creations, Inc.(1)	11,655	93,357
McCormick & Co., Inc.	10,087	807,263
Mission Produce, Inc.(1)	11,592	124,266
Mondelez International, Inc., Class A	80,443	5,776,612
Pilgrim's Pride Corp.(1)	17,129	797,869
Post Holdings, Inc.(1)	2,751	318,483
Seaboard Corp.	91	283,044
Seneca Foods Corp., Class A(1)	1,556	93,780
Simply Good Foods Co.(1)	17,280	545,875
Tootsie Roll Industries, Inc.	2,795	83,067
Tyson Foods, Inc., Class A	54,220	3,486,888
Utz Brands, Inc.	463	7,820
Vital Farms, Inc.(1)	11,194	352,051
Westrock Coffee Co.(1)(2)	2,273	18,173
WK Kellogg Co.	48,146	826,667
		59,151,286
Gas Utilities — 0.2%
Atmos Energy Corp.	31,161	4,073,989
Chesapeake Utilities Corp.	1,260	149,209
37

Avantis U.S. Equity ETF
	Shares	Value
National Fuel Gas Co.	31,777	$1,898,994
New Jersey Resources Corp.	19,162	887,392
Northwest Natural Holding Co.	8,889	357,516
ONE Gas, Inc.	15,284	1,053,679
Southwest Gas Holdings, Inc.	13,643	992,119
Spire, Inc.	13,386	883,074
Star Group LP	932	10,746
UGI Corp.	33,314	829,852
		11,136,570
Ground Transportation — 1.6%
ArcBest Corp.	12,255	1,302,706
Avis Budget Group, Inc.	1,489	122,083
Covenant Logistics Group, Inc.	3,574	188,243
CSX Corp.	541,907	18,571,153
Heartland Express, Inc.	17,092	211,599
Hertz Global Holdings, Inc.(1)(2)	61,926	188,255
JB Hunt Transport Services, Inc.	34,308	5,942,146
Knight-Swift Transportation Holdings, Inc.	43,992	2,304,301
Landstar System, Inc.	19,260	3,516,106
Lyft, Inc., Class A(1)	8,485	99,020
Marten Transport Ltd.	27,276	475,966
Norfolk Southern Corp.	58,268	14,925,931
Old Dominion Freight Line, Inc.	56,629	10,918,071
PAM Transportation Services, Inc.(1)	1,111	20,154
RXO, Inc.(1)	8,343	237,442
Ryder System, Inc.	26,209	3,806,595
Saia, Inc.(1)	11,206	4,211,551
Schneider National, Inc., Class B	17,303	469,084
Uber Technologies, Inc.(1)	86,744	6,343,589
U-Haul Holding Co.(1)	2,660	188,913
U-Haul Holding Co.	39,340	2,688,889
Union Pacific Corp.	121,637	31,150,019
Universal Logistics Holdings, Inc.	3,850	162,739
Werner Enterprises, Inc.	31,570	1,166,827
XPO, Inc.(1)	21,598	2,475,563
		111,686,945
Health Care Equipment and Supplies — 1.4%
Abbott Laboratories	115,112	13,038,736
Align Technology, Inc.(1)	12,176	2,888,391
Alphatec Holdings, Inc.(1)	1,519	10,481
AngioDynamics, Inc.(1)	3,255	24,282
Artivion, Inc.(1)	2,622	71,161
Avanos Medical, Inc.(1)	8,732	211,489
Axogen, Inc.(1)	1,813	23,841
Baxter International, Inc.	35,881	1,361,325
Becton Dickinson & Co.	13,322	3,229,386
Bioventus, Inc., Class A(1)	3,960	39,798
Boston Scientific Corp.(1)	94,257	7,709,280
CONMED Corp.	302	22,113
Cooper Cos., Inc.(1)	30,781	3,254,475
CVRx, Inc.(1)	180	1,775
Dentsply Sirona, Inc.	25,698	649,903
Dexcom, Inc.(1)	52,702	3,654,357
Edwards Lifesciences Corp.(1)	71,174	4,979,333
38

Avantis U.S. Equity ETF
	Shares	Value
Embecta Corp.	4,026	$65,785
Enovis Corp.(1)	10,495	489,067
GE HealthCare Technologies, Inc.	23,555	1,997,935
Glaukos Corp.(1)	1,755	234,977
Globus Medical, Inc., Class A(1)	20,635	1,500,165
Haemonetics Corp.(1)	10,210	771,672
Hologic, Inc.(1)	27,264	2,214,927
ICU Medical, Inc.(1)	2,680	443,084
IDEXX Laboratories, Inc.(1)	16,604	7,992,003
Inogen, Inc.(1)	2,676	32,835
Inspire Medical Systems, Inc.(1)	1,735	311,988
Insulet Corp.(1)	4,342	880,427
Integer Holdings Corp.(1)	5,027	653,862
Integra LifeSciences Holdings Corp.(1)	12,015	244,385
Intuitive Surgical, Inc.(1)	25,137	12,383,240
iRadimed Corp.	608	28,552
Lantheus Holdings, Inc.(1)	10,509	1,118,893
LivaNova PLC(1)	5,404	272,308
Masimo Corp.(1)	7,900	928,408
Medtronic PLC	85,271	7,553,305
Merit Medical Systems, Inc.(1)	168	16,242
Neogen Corp.(1)	7,039	121,423
Nevro Corp.(1)	2,883	17,846
Novocure Ltd.(1)	10,875	211,410
Omnicell, Inc.(1)	4,882	217,151
OraSure Technologies, Inc.(1)	46,373	207,751
Orthofix Medical, Inc.(1)	5,334	93,025
Penumbra, Inc.(1)	2,823	571,149
Pulmonx Corp.(1)	2,904	21,257
QuidelOrtho Corp.(1)	18,969	801,440
ResMed, Inc.	13,363	3,274,202
Sight Sciences, Inc.(1)	3,566	24,142
Silk Road Medical, Inc.(1)	3,213	87,105
Solventum Corp.(1)	13,834	886,898
STERIS PLC	9,654	2,327,579
Stryker Corp.	18,586	6,698,766
Teleflex, Inc.	6,461	1,584,043
TransMedics Group, Inc.(1)	86	14,453
UFP Technologies, Inc.(1)	1,360	464,073
Utah Medical Products, Inc.	646	43,922
Varex Imaging Corp.(1)	6,506	81,195
Zimmer Biomet Holdings, Inc.	28,540	3,295,228
Zimvie, Inc.(1)	16,675	289,145
Zynex, Inc.(1)(2)	5,148	40,463
		102,677,852
Health Care Providers and Services — 1.7%
Acadia Healthcare Co., Inc.(1)	14,474	1,185,855
AdaptHealth Corp.(1)	2,813	30,915
Addus HomeCare Corp.(1)	1,740	231,437
agilon health, Inc.(1)	9,213	37,589
Amedisys, Inc.(1)	739	72,429
AMN Healthcare Services, Inc.(1)	10,070	534,012
Astrana Health, Inc.(1)	21,957	1,049,325
Brookdale Senior Living, Inc.(1)	107,772	766,259
39

Avantis U.S. Equity ETF
	Shares	Value
Cardinal Health, Inc.	17,409	$1,962,342
Castle Biosciences, Inc.(1)	4,009	118,947
Cencora, Inc.	25,583	6,128,919
Centene Corp.(1)	126,386	9,963,008
Chemed Corp.	2,563	1,502,354
Cigna Group	15,451	5,590,326
Clover Health Investments Corp.(1)	7,718	20,298
Community Health Systems, Inc.(1)	9,160	49,922
CorVel Corp.(1)	3,510	1,125,762
Cross Country Healthcare, Inc.(1)	17,851	266,337
CVS Health Corp.	53,487	3,061,596
DaVita, Inc.(1)	6,458	974,641
Elevance Health, Inc.	27,807	15,485,440
Encompass Health Corp.	18,635	1,733,987
Ensign Group, Inc.	20,807	3,149,347
Fulgent Genetics, Inc.(1)	7,703	173,780
HCA Healthcare, Inc.	11,970	4,735,212
HealthEquity, Inc.(1)	4,798	381,729
Henry Schein, Inc.(1)	8,621	608,212
Hims & Hers Health, Inc.(1)	297	4,375
Humana, Inc.	28,348	10,048,516
Joint Corp.(1)	4,147	46,903
Labcorp Holdings, Inc.	11,060	2,542,583
McKesson Corp.	8,171	4,584,585
ModivCare, Inc.(1)	4,262	123,001
Molina Healthcare, Inc.(1)	22,890	8,006,693
National HealthCare Corp.	4,555	624,627
National Research Corp.	4,055	92,454
NeoGenomics, Inc.(1)	23,811	393,358
Option Care Health, Inc.(1)	2,529	80,979
Owens & Minor, Inc.(1)	17,168	266,791
Patterson Cos., Inc.	41,268	928,117
Premier, Inc., Class A	40,256	820,015
Quest Diagnostics, Inc.	5,847	917,804
R1 RCM, Inc.(1)	342	4,826
Select Medical Holdings Corp.	8,219	296,459
Tenet Healthcare Corp.(1)	8,652	1,434,848
UnitedHealth Group, Inc.	44,811	26,447,452
Universal Health Services, Inc., Class B	15,581	3,707,811
		122,312,177
Health Care Technology — 0.0%
Doximity, Inc., Class A(1)	14,024	515,803
Health Catalyst, Inc.(1)	9,505	68,341
HealthStream, Inc.	3,987	115,782
OptimizeRx Corp.(1)	792	6,582
Simulations Plus, Inc.	1,177	42,666
Teladoc Health, Inc.(1)	17,977	128,895
Veeva Systems, Inc., Class A(1)	13,414	2,903,326
		3,781,395
Hotels, Restaurants and Leisure — 2.0%
Accel Entertainment, Inc.(1)	26,578	309,899
Airbnb, Inc., Class A(1)	47,547	5,577,739
Aramark	21,589	790,805
BJ's Restaurants, Inc.(1)	12,766	391,023
40

Avantis U.S. Equity ETF
	Shares	Value
Bloomin' Brands, Inc.	48,607	$850,622
Booking Holdings, Inc.	3,056	11,946,607
Bowlero Corp.	4,749	52,476
Boyd Gaming Corp.	39,563	2,374,571
Brinker International, Inc.(1)	4,733	338,504
Caesars Entertainment, Inc.(1)	9,028	339,814
Carnival Corp.(1)	475,976	7,853,604
Cava Group, Inc.(1)	4,021	458,555
Century Casinos, Inc.(1)	2,996	7,370
Cheesecake Factory, Inc.	33,062	1,299,667
Chipotle Mexican Grill, Inc.(1)	320,933	17,997,923
Choice Hotels International, Inc.	8,328	1,062,570
Churchill Downs, Inc.	17,739	2,465,189
Chuy's Holdings, Inc.(1)	7,156	266,203
Cracker Barrel Old Country Store, Inc.(2)	13,794	545,967
Darden Restaurants, Inc.	45,174	7,144,268
Dave & Buster's Entertainment, Inc.(1)	7,691	241,036
Denny's Corp.(1)	3,625	23,708
Dine Brands Global, Inc.	1,020	32,252
Domino's Pizza, Inc.	2,685	1,112,154
DoorDash, Inc., Class A(1)	26,793	3,448,527
DraftKings, Inc., Class A(1)	21,028	725,466
Dutch Bros, Inc., Class A(1)	3,320	102,920
El Pollo Loco Holdings, Inc.(1)	719	9,965
Everi Holdings, Inc.(1)	15,856	206,921
Expedia Group, Inc.(1)	18,948	2,635,477
Full House Resorts, Inc.(1)	13,068	66,777
Golden Entertainment, Inc.	10,528	341,002
Hilton Grand Vacations, Inc.(1)	7,320	282,406
Hilton Worldwide Holdings, Inc.	17,073	3,749,914
Hyatt Hotels Corp., Class A	9,981	1,516,314
International Game Technology PLC	11,741	262,881
Jack in the Box, Inc.	1,530	75,521
Las Vegas Sands Corp.	61,572	2,400,692
Life Time Group Holdings, Inc.(1)	19,351	455,136
Light & Wonder, Inc., Class A(1)	9,474	1,040,435
Lindblad Expeditions Holdings, Inc.(1)	902	8,948
Marriott International, Inc., Class A	23,816	5,589,377
Marriott Vacations Worldwide Corp.	1,770	130,980
McDonald's Corp.	36,513	10,539,843
MGM Resorts International(1)	30,459	1,144,954
Monarch Casino & Resort, Inc.	6,748	512,308
Norwegian Cruise Line Holdings Ltd.(1)	198,235	3,546,424
ONE Group Hospitality, Inc.(1)	5,041	19,408
Papa John's International, Inc.	3,042	144,100
Penn Entertainment, Inc.(1)	29,798	554,839
Planet Fitness, Inc., Class A(1)	5,797	470,774
Playa Hotels & Resorts NV(1)	71,536	563,704
PlayAGS, Inc.(1)	1,675	18,961
Potbelly Corp.(1)	13,486	107,618
RCI Hospitality Holdings, Inc.	3,219	146,754
Red Robin Gourmet Burgers, Inc.(1)(2)	6,644	23,254
Red Rock Resorts, Inc., Class A	17,319	1,009,351
Royal Caribbean Cruises Ltd.(1)	93,318	15,362,009
41

Avantis U.S. Equity ETF
	Shares	Value
Rush Street Interactive, Inc.(1)	5,066	$47,468
Sabre Corp.(1)	25,469	77,680
Shake Shack, Inc., Class A(1)	8,421	837,132
Six Flags Entertainment Corp.	3,562	155,944
Starbucks Corp.	62,290	5,890,765
Super Group SGHC Ltd.	83,183	286,981
Sweetgreen, Inc., Class A(1)	3,284	103,807
Target Hospitality Corp.(1)	18,950	183,625
Texas Roadhouse, Inc.	34,848	5,880,600
Travel & Leisure Co.	7,798	345,139
United Parks & Resorts, Inc.(1)	5,764	283,704
Vail Resorts, Inc.	3,591	652,485
Wendy's Co.	29,021	491,035
Wingstop, Inc.	2,726	1,052,536
Wyndham Hotels & Resorts, Inc.	10,246	806,360
Wynn Resorts Ltd.	9,103	699,839
Xponential Fitness, Inc., Class A(1)	1,323	17,093
Yum! Brands, Inc.	19,756	2,665,480
		141,174,159
Household Durables — 1.5%
Bassett Furniture Industries, Inc.	1,060	15,010
Beazer Homes USA, Inc.(1)	12,254	383,305
Cavco Industries, Inc.(1)	3,837	1,585,909
Century Communities, Inc.	8,880	888,622
Champion Homes, Inc.(1)	22,255	2,078,839
Cricut, Inc., Class A	10,304	59,557
DR Horton, Inc.	73,601	13,892,925
Ethan Allen Interiors, Inc.	12,793	402,724
Garmin Ltd.	35,221	6,455,657
Green Brick Partners, Inc.(1)	13,137	1,034,933
Hamilton Beach Brands Holding Co., Class A	201	5,887
Helen of Troy Ltd.(1)	8,804	469,957
Hooker Furnishings Corp.	3,984	63,106
Hovnanian Enterprises, Inc., Class A(1)	3,462	748,588
Installed Building Products, Inc.	11,812	2,625,926
KB Home	39,833	3,334,420
Landsea Homes Corp.(1)	3,310	39,422
La-Z-Boy, Inc.	20,845	845,682
Legacy Housing Corp.(1)	2,643	71,255
Leggett & Platt, Inc.	16,511	208,699
Lennar Corp., B Shares	3,401	574,191
Lennar Corp., Class A	83,894	15,273,742
LGI Homes, Inc.(1)	4,808	518,687
Lifetime Brands, Inc.	645	4,612
Lovesac Co.(1)	8,296	192,799
M/I Homes, Inc.(1)	18,739	2,986,434
Meritage Homes Corp.	17,093	3,385,610
Mohawk Industries, Inc.(1)	24,481	3,797,982
Newell Brands, Inc.	25,864	183,376
NVR, Inc.(1)	1,373	12,593,788
PulteGroup, Inc.	87,592	11,531,487
SharkNinja, Inc.	2,904	278,261
Sonos, Inc.(1)	55,995	684,819
Taylor Morrison Home Corp.(1)	53,402	3,595,557
42

Avantis U.S. Equity ETF
	Shares	Value
Tempur Sealy International, Inc.	38,681	$2,028,045
Toll Brothers, Inc.	47,499	6,843,181
TopBuild Corp.(1)	4,938	1,940,733
Tri Pointe Homes, Inc.(1)	46,211	2,053,617
Universal Electronics, Inc.(1)	2,028	18,901
Whirlpool Corp.	10,796	1,082,731
Worthington Enterprises, Inc.	16,645	762,341
		105,541,317
Household Products — 0.8%
Central Garden & Pet Co.(1)	4,555	179,786
Central Garden & Pet Co., Class A(1)	25,051	856,744
Church & Dwight Co., Inc.	31,721	3,231,735
Clorox Co.	23,079	3,653,636
Colgate-Palmolive Co.	121,614	12,951,891
Energizer Holdings, Inc.	13,708	444,139
Kimberly-Clark Corp.	65,068	9,412,737
Oil-Dri Corp. of America	1,883	128,402
Procter & Gamble Co.	148,245	25,429,947
Reynolds Consumer Products, Inc.	3,699	116,519
Spectrum Brands Holdings, Inc.	7,524	709,664
WD-40 Co.	4,984	1,309,995
		58,425,195
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp.	306,508	5,250,482
Clearway Energy, Inc., Class A	6,660	178,954
Clearway Energy, Inc., Class C	16,432	475,871
Montauk Renewables, Inc.(1)	7,801	36,587
NextEra Energy Partners LP	17,008	426,050
Ormat Technologies, Inc.	11,824	881,243
Sunnova Energy International, Inc.(1)	19,494	216,578
Vistra Corp.	153,230	13,090,439
		20,556,204
Industrial Conglomerates — 0.3%
3M Co.	73,222	9,862,271
Honeywell International, Inc.	45,555	9,471,340
		19,333,611
Insurance — 3.9%
Aflac, Inc.	135,097	14,909,305
Allstate Corp.	41,569	7,854,047
Ambac Financial Group, Inc.(1)	22,305	260,968
American Coastal Insurance Corp., Class C(1)	4,733	53,152
American Financial Group, Inc.	31,583	4,220,120
American International Group, Inc.	207,123	15,958,827
AMERISAFE, Inc.	7,140	357,857
Aon PLC, Class A	16,526	5,680,317
Arch Capital Group Ltd.(1)	115,547	13,067,210
Arthur J Gallagher & Co.	15,380	4,499,727
Assurant, Inc.	18,682	3,668,211
Assured Guaranty Ltd.	17,457	1,397,957
Axis Capital Holdings Ltd.	48,019	3,835,758
Baldwin Insurance Group, Inc., Class A(1)	3,049	142,968
Brighthouse Financial, Inc.(1)	38,282	1,757,144
Brown & Brown, Inc.	8,760	920,939
Chubb Ltd.	53,429	15,183,453
43

Avantis U.S. Equity ETF
	Shares	Value
Cincinnati Financial Corp.	35,934	$4,924,036
CNA Financial Corp.	5,092	264,377
CNO Financial Group, Inc.	62,181	2,171,360
Crawford & Co., Class A	3,842	40,610
Crawford & Co., Class B	44	485
Donegal Group, Inc., Class A	1,311	19,953
eHealth, Inc.(1)	1,340	5,427
Employers Holdings, Inc.	10,213	489,713
Enstar Group Ltd.(1)	5,210	1,698,460
Erie Indemnity Co., Class A	4,454	2,263,656
Everest Group Ltd.	16,992	6,664,942
F&G Annuities & Life, Inc.	5,091	232,608
Fidelis Insurance Holdings Ltd.	16,153	299,154
Fidelity National Financial, Inc.	80,414	4,741,209
First American Financial Corp.	27,963	1,784,039
Genworth Financial, Inc., Class A(1)	144,655	1,009,692
Globe Life, Inc.	33,565	3,526,003
Goosehead Insurance, Inc., Class A(1)	8,280	698,335
Greenlight Capital Re Ltd., A Shares(1)	7,265	101,492
Hamilton Insurance Group Ltd., Class B(1)	1,565	30,643
Hanover Insurance Group, Inc.	7,128	1,047,745
Hartford Financial Services Group, Inc.	123,812	14,374,573
HCI Group, Inc.	4,673	447,814
Heritage Insurance Holdings, Inc.(1)	10,078	162,558
Hippo Holdings, Inc.(1)	1,136	22,550
Horace Mann Educators Corp.	12,757	454,277
Investors Title Co.	30	6,759
James River Group Holdings Ltd.	6,403	47,382
Kemper Corp.	11,072	692,111
Kinsale Capital Group, Inc.	5,993	2,943,102
Lemonade, Inc.(1)(2)	11,302	209,426
Lincoln National Corp.	38,511	1,236,203
Loews Corp.	56,088	4,595,851
Markel Group, Inc.(1)	3,498	5,599,179
Marsh & McLennan Cos., Inc.	31,080	7,071,011
MBIA, Inc.(1)	2,999	11,756
Mercury General Corp.	10,605	702,369
MetLife, Inc.	146,596	11,358,258
Old Republic International Corp.	97,589	3,500,517
Oscar Health, Inc., Class A(1)	41,801	764,958
Palomar Holdings, Inc.(1)	14,089	1,397,911
Primerica, Inc.	19,435	5,115,875
Principal Financial Group, Inc.	70,081	5,705,995
ProAssurance Corp.(1)	12,114	162,328
Progressive Corp.	100,717	25,400,827
Prudential Financial, Inc.	107,420	13,015,007
Reinsurance Group of America, Inc.	26,691	5,892,305
RenaissanceRe Holdings Ltd.	18,521	4,718,966
RLI Corp.	10,038	1,546,856
Root, Inc., Class A(1)	87	3,772
Ryan Specialty Holdings, Inc.	6,152	397,604
Safety Insurance Group, Inc.	3,896	344,991
Selective Insurance Group, Inc.	15,795	1,437,029
Selectquote, Inc.(1)	16,227	66,206
44

Avantis U.S. Equity ETF
	Shares	Value
SiriusPoint Ltd.(1)	66,566	$997,824
Skyward Specialty Insurance Group, Inc.(1)	14,983	612,355
Stewart Information Services Corp.	7,184	530,969
Tiptree, Inc.	3,227	63,991
Travelers Cos., Inc.	76,111	17,358,636
Trupanion, Inc.(1)	70	3,201
United Fire Group, Inc.	6,970	142,676
Universal Insurance Holdings, Inc.	14,286	305,577
Unum Group	68,059	3,776,594
W.R. Berkley Corp.	86,851	5,185,005
White Mountains Insurance Group Ltd.	683	1,259,616
Willis Towers Watson PLC	5,028	1,468,729
		276,893,398
Interactive Media and Services — 5.0%
Alphabet, Inc., Class A	646,370	105,603,931
Alphabet, Inc., Class C	540,098	89,175,581
Cargurus, Inc.(1)	41,845	1,212,668
Cars.com, Inc.(1)	35,541	634,051
IAC, Inc.(1)	15,117	797,875
Match Group, Inc.(1)	19,910	740,851
Meta Platforms, Inc., Class A	295,735	154,169,613
Nextdoor Holdings, Inc.(1)	6,500	16,250
Pinterest, Inc., Class A(1)	61,073	1,956,779
Shutterstock, Inc.	5,490	196,981
Snap, Inc., Class A(1)	43,224	403,712
Taboola.com Ltd.(1)	23,043	80,651
TripAdvisor, Inc.(1)	10,435	151,412
TrueCar, Inc.(1)	11,316	33,948
Vimeo, Inc.(1)	3,754	20,084
Yelp, Inc.(1)	16,555	578,266
Ziff Davis, Inc.(1)	6,343	309,982
ZipRecruiter, Inc., Class A(1)	19,275	184,076
ZoomInfo Technologies, Inc.(1)	23,902	236,391
		356,503,102
IT Services — 1.0%
Accenture PLC, Class A	56,067	19,172,111
Akamai Technologies, Inc.(1)	28,032	2,854,779
Amdocs Ltd.	14,359	1,248,802
ASGN, Inc.(1)	2,681	257,805
Cloudflare, Inc., Class A(1)	11,535	947,485
Cognizant Technology Solutions Corp., Class A	110,297	8,577,798
Core Scientific, Inc.(1)	16,089	166,038
DigitalOcean Holdings, Inc.(1)	6,934	259,540
DXC Technology Co.(1)	117,383	2,426,306
EPAM Systems, Inc.(1)	9,546	1,916,455
Gartner, Inc.(1)	13,501	6,641,952
Globant SA(1)	5,064	1,024,143
GoDaddy, Inc., Class A(1)	19,104	3,198,201
Grid Dynamics Holdings, Inc.(1)	7,854	109,328
Hackett Group, Inc.	5,975	158,337
International Business Machines Corp.	63,124	12,759,254
Kyndryl Holdings, Inc.(1)	129,713	3,072,901
MongoDB, Inc.(1)	3,072	893,307
Okta, Inc.(1)	5,867	461,909
45

Avantis U.S. Equity ETF
	Shares	Value
Perficient, Inc.(1)	2,304	$173,192
Snowflake, Inc., Class A(1)	16,607	1,897,018
Squarespace, Inc., Class A(1)	4,092	186,104
Twilio, Inc., Class A(1)	26,971	1,692,700
Unisys Corp.(1)	1,565	8,654
VeriSign, Inc.(1)	5,252	965,843
		71,069,962
Leisure Products — 0.2%
Acushnet Holdings Corp.	16,593	1,111,565
Brunswick Corp.	35,163	2,779,635
Clarus Corp.	2,005	8,642
Funko, Inc., Class A(1)	17,620	184,481
Hasbro, Inc.	16,192	1,103,647
JAKKS Pacific, Inc.(1)	5,528	136,210
Johnson Outdoors, Inc., Class A	538	19,341
Latham Group, Inc.(1)	2,386	14,913
Malibu Boats, Inc., Class A(1)	10,068	366,173
Marine Products Corp.	1,008	9,475
MasterCraft Boat Holdings, Inc.(1)	9,719	180,093
Mattel, Inc.(1)	71,534	1,357,715
Peloton Interactive, Inc., Class A(1)	8,833	41,162
Polaris, Inc.	29,176	2,469,749
Smith & Wesson Brands, Inc.	30,664	451,987
Sturm Ruger & Co., Inc.	8,603	362,358
Topgolf Callaway Brands Corp.(1)	27,663	278,290
Vista Outdoor, Inc.(1)	36,790	1,473,072
YETI Holdings, Inc.(1)	50,732	2,045,514
		14,394,022
Life Sciences Tools and Services — 0.7%
10X Genomics, Inc., Class A(1)	237	5,534
AbCellera Biologics, Inc.(1)(2)	64,811	165,916
Adaptive Biotechnologies Corp.(1)	17,533	82,405
Agilent Technologies, Inc.	30,574	4,369,636
Avantor, Inc.(1)	23,063	595,948
Azenta, Inc.(1)	19,646	972,870
Bio-Rad Laboratories, Inc., Class A(1)	3,433	1,158,019
Bio-Techne Corp.	15,091	1,116,583
Bruker Corp.	20,099	1,350,452
Charles River Laboratories International, Inc.(1)	4,332	856,653
Codexis, Inc.(1)	1,783	5,153
CryoPort, Inc.(1)	6,994	65,184
Cytek Biosciences, Inc.(1)	11,447	65,706
Danaher Corp.	39,252	10,570,956
Illumina, Inc.(1)	17,117	2,249,174
IQVIA Holdings, Inc.(1)	13,418	3,375,298
Lifecore Biomedical, Inc.(1)	11,412	49,985
Maravai LifeSciences Holdings, Inc., Class A(1)	2,172	19,657
MaxCyte, Inc.(1)(2)	13,261	57,287
Medpace Holdings, Inc.(1)	5,515	1,959,314
Mettler-Toledo International, Inc.(1)	2,836	4,081,231
OmniAb, Inc.(1)	9,108	38,162
OmniAb, Inc.(1)	1,555	496
OmniAb, Inc.(1)	1,555	342
Quanterix Corp.(1)	7,397	96,383
46

Avantis U.S. Equity ETF
	Shares	Value
Repligen Corp.(1)	4,814	$726,577
Revvity, Inc.	8,560	1,048,942
Seer, Inc.(1)(2)	6,973	11,715
Sotera Health Co.(1)	14,731	227,447
Standard BioTools, Inc.(1)	22,912	48,803
Thermo Fisher Scientific, Inc.	16,344	10,052,704
Waters Corp.(1)	10,798	3,739,887
West Pharmaceutical Services, Inc.	11,876	3,724,670
		52,889,089
Machinery — 2.7%
3D Systems Corp.(1)	11,227	24,026
AGCO Corp.	31,338	2,853,012
Alamo Group, Inc.	2,289	424,381
Albany International Corp., Class A	5,870	552,719
Allison Transmission Holdings, Inc.	14,196	1,316,679
Astec Industries, Inc.	5,277	178,521
Atmus Filtration Technologies, Inc.	32,370	1,160,465
Blue Bird Corp.(1)	26,545	1,358,573
Caterpillar, Inc.	106,088	37,777,937
Chart Industries, Inc.(1)	3,382	413,957
Commercial Vehicle Group, Inc.(1)	12,092	43,894
Crane Co.	7,985	1,264,664
Cummins, Inc.	50,113	15,677,852
Deere & Co.	59,749	23,047,579
Donaldson Co., Inc.	55,720	4,052,516
Douglas Dynamics, Inc.	2,454	68,319
Dover Corp.	9,724	1,808,956
Enerpac Tool Group Corp.	15,074	621,652
Enpro, Inc.	4,877	784,368
Esab Corp.	3,903	409,698
ESCO Technologies, Inc.	4,564	547,269
Federal Signal Corp.	5,218	493,049
Flowserve Corp.	22,038	1,099,255
Fortive Corp.	17,775	1,322,460
Franklin Electric Co., Inc.	16,642	1,728,438
Gates Industrial Corp. PLC(1)	44,119	801,201
Gorman-Rupp Co.	3,765	146,760
Graco, Inc.	41,339	3,445,606
Graham Corp.(1)	3,352	106,728
Greenbrier Cos., Inc.	20,072	972,488
Helios Technologies, Inc.	4,608	203,628
Hillenbrand, Inc.	6,491	213,943
Hillman Solutions Corp.(1)	45,072	448,466
Hyster-Yale, Inc.	5,653	355,913
IDEX Corp.	6,247	1,289,881
Illinois Tool Works, Inc.	35,258	8,926,620
Ingersoll Rand, Inc.	39,777	3,637,607
ITT, Inc.	22,638	3,151,662
John Bean Technologies Corp.	4,413	396,464
Kadant, Inc.	2,726	875,400
Kennametal, Inc.	47,623	1,232,007
L.B. Foster Co., Class A(1)	3,876	77,830
Lincoln Electric Holdings, Inc.	20,781	4,023,409
Lindsay Corp.	5,292	656,473
47

Avantis U.S. Equity ETF
	Shares	Value
Luxfer Holdings PLC	11,913	$133,664
Manitowoc Co., Inc.(1)	8,155	82,284
Mayville Engineering Co., Inc.(1)	2,607	50,341
Middleby Corp.(1)	6,136	862,844
Miller Industries, Inc.	2,564	155,660
Mueller Industries, Inc.	64,316	4,676,416
Mueller Water Products, Inc., Class A	86,739	1,862,286
NN, Inc.(1)	5,501	21,674
Nordson Corp.	3,647	935,674
Omega Flex, Inc.	433	20,438
Oshkosh Corp.	14,523	1,567,177
Otis Worldwide Corp.	28,910	2,737,488
PACCAR, Inc.	162,363	15,616,073
Parker-Hannifin Corp.	10,704	6,424,541
Park-Ohio Holdings Corp.	1,369	41,399
Pentair PLC	9,439	837,145
Proto Labs, Inc.(1)	5,886	179,994
RBC Bearings, Inc.(1)	3,223	959,971
REV Group, Inc.	20,331	647,339
Shyft Group, Inc.	7,730	109,689
Snap-on, Inc.	15,951	4,525,937
SPX Technologies, Inc.(1)	5,723	933,650
Standex International Corp.	2,781	496,826
Stanley Black & Decker, Inc.	10,282	1,052,466
Symbotic, Inc.(1)(2)	1,225	23,520
Taylor Devices, Inc.(1)	300	17,166
Tennant Co.	11,457	1,119,005
Terex Corp.	32,856	1,865,235
Timken Co.	26,085	2,204,965
Titan International, Inc.(1)	33,568	279,621
Toro Co.	17,989	1,665,781
Trinity Industries, Inc.	45,448	1,500,238
Wabash National Corp.	28,157	547,935
Watts Water Technologies, Inc., Class A	6,139	1,207,541
Westinghouse Air Brake Technologies Corp.	14,716	2,495,392
Xylem, Inc.	20,652	2,840,270
		190,689,970
Marine Transportation — 0.1%
Costamare, Inc.	22,324	316,778
Genco Shipping & Trading Ltd.	20,706	364,218
Kirby Corp.(1)	20,443	2,451,525
Matson, Inc.	22,388	3,096,260
Pangaea Logistics Solutions Ltd.	12,909	87,136
Safe Bulkers, Inc.	36,512	186,576
Star Bulk Carriers Corp.	13,608	290,803
		6,793,296
Media — 0.7%
Advantage Solutions, Inc.(1)	21,779	84,285
Altice USA, Inc., Class A(1)	20,711	38,108
AMC Networks, Inc., Class A(1)(2)	22,917	225,732
Boston Omaha Corp., Class A(1)	3,267	46,685
Cable One, Inc.	2,552	900,141
Charter Communications, Inc., Class A(1)	9,562	3,323,178
Comcast Corp., Class A	690,001	27,303,340
48

Avantis U.S. Equity ETF
	Shares	Value
Cumulus Media, Inc., Class A(1)	1,958	$3,250
EchoStar Corp., Class A(1)	58,013	1,075,561
Emerald Holding, Inc.	284	1,576
Entravision Communications Corp., Class A	25,921	53,916
Fox Corp., Class A	101,336	4,192,270
Fox Corp., Class B	49,929	1,918,772
Gambling.com Group Ltd.(1)	3,902	39,761
Gannett Co., Inc.(1)	1,446	7,649
Gray Television, Inc.	21,858	111,476
Interpublic Group of Cos., Inc.	18,935	617,470
John Wiley & Sons, Inc., Class A	4,349	210,100
Liberty Broadband Corp., Class A(1)	1,489	91,201
Liberty Broadband Corp., Class C(1)	21,382	1,333,809
Liberty Media Corp.-Liberty SiriusXM, Class A(1)	2,119	50,453
Liberty Media Corp.-Liberty SiriusXM, Class C(1)	6,592	157,087
Magnite, Inc.(1)	11,983	165,246
New York Times Co., Class A	38,672	2,124,253
News Corp., Class A	75,413	2,136,450
News Corp., Class B	18,329	539,423
Nexstar Media Group, Inc., Class A	5,168	883,108
Omnicom Group, Inc.	12,441	1,249,450
Paramount Global, Class B	79,444	831,779
PubMatic, Inc., Class A(1)	18,202	283,951
Scholastic Corp.	9,903	315,708
Sinclair, Inc.	3,662	50,975
Sirius XM Holdings, Inc.(2)	25,864	85,093
TechTarget, Inc.(1)	1,823	48,583
Thryv Holdings, Inc.(1)	2,255	41,086
Trade Desk, Inc., Class A(1)	27,958	2,922,450
WideOpenWest, Inc.(1)	17,716	97,792
		53,561,167
Metals and Mining — 1.2%
Alcoa Corp.	62,594	2,009,267
Alpha Metallurgical Resources, Inc.	7,731	1,848,869
Arch Resources, Inc.	11,565	1,577,813
ATI, Inc.(1)	82,526	5,271,761
Carpenter Technology Corp.	14,274	2,066,447
Century Aluminum Co.(1)	27,916	400,874
Cleveland-Cliffs, Inc.(1)	256,727	3,352,855
Coeur Mining, Inc.(1)	167,096	1,025,970
Commercial Metals Co.	61,347	3,287,586
Compass Minerals International, Inc.	17,922	158,251
Freeport-McMoRan, Inc.	306,098	13,554,020
Gatos Silver, Inc.(1)	13,616	171,289
Haynes International, Inc.	2,802	168,512
Hecla Mining Co.	145,967	865,584
Kaiser Aluminum Corp.	12,040	897,582
Materion Corp.	6,546	759,598
McEwen Mining, Inc.(1)	5,857	53,299
Metallus, Inc.(1)	19,743	321,021
Metals Acquisition Ltd., Class A(1)	17,985	201,972
MP Materials Corp.(1)(2)	26,671	344,056
Newmont Corp.	147,938	7,898,410
Nucor Corp.	83,609	12,701,043
49

Avantis U.S. Equity ETF
	Shares	Value
Olympic Steel, Inc.	7,051	$282,745
Radius Recycling, Inc., Class A	11,543	174,761
Ramaco Resources, Inc., Class A	16,143	196,783
Ramaco Resources, Inc., Class B	1,686	19,102
Reliance, Inc.	21,123	6,054,908
Royal Gold, Inc.	16,275	2,281,267
Ryerson Holding Corp.	15,817	316,656
Steel Dynamics, Inc.	69,632	8,321,720
SunCoke Energy, Inc.	60,880	545,485
Tredegar Corp.(1)	6,485	39,753
U.S. Steel Corp.	96,497	3,658,201
Universal Stainless & Alloy Products, Inc.(1)	2,718	114,482
Warrior Met Coal, Inc.	37,301	2,286,924
Worthington Steel, Inc.	19,302	683,291
		83,912,157
Multi-Utilities — 0.6%
Ameren Corp.	49,858	4,113,784
Avista Corp.	19,920	769,709
Black Hills Corp.	19,577	1,157,392
CenterPoint Energy, Inc.	105,798	2,888,285
CMS Energy Corp.	52,050	3,532,113
Consolidated Edison, Inc.	59,801	6,073,390
Dominion Energy, Inc.	71,594	4,002,105
DTE Energy Co.	31,467	3,934,004
NiSource, Inc.	83,386	2,756,741
Northwestern Energy Group, Inc.	14,213	773,045
Public Service Enterprise Group, Inc.	96,923	7,826,532
Sempra	68,868	5,659,572
Unitil Corp.	5,025	303,007
WEC Energy Group, Inc.	27,825	2,588,560
		46,378,239
Oil, Gas and Consumable Fuels — 6.6%
Aemetis, Inc.(1)	1,036	2,549
Amplify Energy Corp.(1)	7,989	56,962
Antero Midstream Corp.	144,301	2,145,756
Antero Resources Corp.(1)	132,588	3,578,550
APA Corp.	189,007	5,384,809
Ardmore Shipping Corp.	31,182	588,716
Berry Corp.	38,867	240,587
California Resources Corp.	45,210	2,372,169
Centrus Energy Corp., Class A(1)	438	17,345
Cheniere Energy, Inc.	88,055	16,313,069
Chesapeake Energy Corp.	59,997	4,469,177
Chevron Corp.	275,499	40,760,077
Chord Energy Corp.	31,426	4,664,561
Civitas Resources, Inc.	53,000	3,250,490
Clean Energy Fuels Corp.(1)	27,485	84,929
CNX Resources Corp.(1)	89,736	2,482,995
Comstock Resources, Inc.	58,303	619,761
ConocoPhillips	255,109	29,028,853
CONSOL Energy, Inc.	16,318	1,669,005
Coterra Energy, Inc.	314,096	7,641,956
Crescent Energy Co., Class A	60,522	722,027
CVR Energy, Inc.	18,358	466,660
50

Avantis U.S. Equity ETF
	Shares	Value
Delek U.S. Holdings, Inc.	36,355	$742,369
Devon Energy Corp.	237,443	10,632,698
DHT Holdings, Inc.	71,579	775,201
Diamondback Energy, Inc.	72,585	14,162,059
Dorian LPG Ltd.	24,962	973,268
DT Midstream, Inc.	27,777	2,182,994
EnLink Midstream LLC(1)	130,382	1,872,285
EOG Resources, Inc.	159,235	20,512,653
EQT Corp.	250,313	8,387,989
Evolution Petroleum Corp.	18,835	97,000
Excelerate Energy, Inc., Class A	1,927	35,129
Exxon Mobil Corp.	685,447	80,841,619
FutureFuel Corp.	9,758	60,890
Golar LNG Ltd.	11,615	386,663
Gran Tierra Energy, Inc.(1)(2)	22,668	167,063
Granite Ridge Resources, Inc.	36,913	234,398
Green Plains, Inc.(1)	15,801	223,900
Gulfport Energy Corp.(1)	7,949	1,153,082
Hallador Energy Co.(1)	16,786	112,634
Hess Corp.	93,916	12,966,043
Hess Midstream LP, Class A	34,362	1,283,421
HF Sinclair Corp.	76,691	3,768,596
HighPeak Energy, Inc.	6,385	102,671
International Seaways, Inc.	31,777	1,647,002
Kimbell Royalty Partners LP	40,889	653,406
Kinder Morgan, Inc.	289,707	6,248,980
Kinetik Holdings, Inc.	479	21,191
Kosmos Energy Ltd.(1)	306,629	1,493,283
Magnolia Oil & Gas Corp., Class A	105,981	2,714,173
Marathon Oil Corp.	285,707	8,185,506
Marathon Petroleum Corp.	119,099	21,094,815
Matador Resources Co.	65,244	3,700,640
Murphy Oil Corp.	82,949	3,092,339
NACCO Industries, Inc., Class A	767	21,384
New Fortress Energy, Inc.	41,044	505,662
NextDecade Corp.(1)	8,522	39,713
Nordic American Tankers Ltd.	101,468	377,461
Northern Oil & Gas, Inc.	52,444	2,086,222
Occidental Petroleum Corp.	199,328	11,357,709
ONEOK, Inc.	140,676	12,992,835
Ovintiv, Inc.	137,740	5,899,404
Par Pacific Holdings, Inc.(1)	26,753	600,337
PBF Energy, Inc., Class A	60,009	2,043,907
Peabody Energy Corp.	68,926	1,613,558
Permian Resources Corp.	242,425	3,452,132
Phillips 66	119,238	16,730,284
PHX Minerals, Inc.	28	97
Plains GP Holdings LP, Class A(1)	72,119	1,384,685
Range Resources Corp.	118,878	3,552,075
REX American Resources Corp.(1)	8,441	382,799
Riley Exploration Permian, Inc.	3,262	92,967
Ring Energy, Inc.(1)(2)	38,365	70,975
SandRidge Energy, Inc.	16,136	214,286
Scorpio Tankers, Inc.	27,480	1,965,919
51

Avantis U.S. Equity ETF
	Shares	Value
SFL Corp. Ltd.	74,811	$887,258
Sitio Royalties Corp., Class A	20,607	458,094
SM Energy Co.	74,111	3,381,685
Southwestern Energy Co.(1)	584,570	3,729,557
Talos Energy, Inc.(1)	77,234	885,874
Targa Resources Corp.	100,750	14,800,175
Teekay Corp.(1)	35,862	298,013
Teekay Tankers Ltd., Class A	17,762	1,010,303
Texas Pacific Land Corp.	7,622	6,622,680
VAALCO Energy, Inc.	66,594	433,527
Valero Energy Corp.	108,773	15,960,262
Viper Energy, Inc.	18,357	873,793
Vital Energy, Inc.(1)	18,481	663,283
Vitesse Energy, Inc.	11,665	301,657
W&T Offshore, Inc.	54,584	124,997
Williams Cos., Inc.	374,608	17,145,808
World Kinect Corp.	29,184	840,207
		470,888,547
Paper and Forest Products — 0.1%
Clearwater Paper Corp.(1)	10,540	350,666
Louisiana-Pacific Corp.	32,777	3,181,008
Mercer International, Inc.	17,446	104,676
Sylvamo Corp.	23,204	1,835,204
		5,471,554
Passenger Airlines — 0.4%
Alaska Air Group, Inc.(1)	65,848	2,377,771
Allegiant Travel Co.	8,523	358,648
American Airlines Group, Inc.(1)	43,150	458,253
Blade Air Mobility, Inc.(1)	4,847	15,171
Delta Air Lines, Inc.	264,219	11,226,665
Frontier Group Holdings, Inc.(1)(2)	8,571	31,113
JetBlue Airways Corp.(1)	145,388	738,571
Joby Aviation, Inc.(1)	40,549	202,745
SkyWest, Inc.(1)	25,063	1,943,385
Southwest Airlines Co.	204,678	5,919,288
Spirit Airlines, Inc.(2)	26,529	68,445
Sun Country Airlines Holdings, Inc.(1)	18,767	206,061
United Airlines Holdings, Inc.(1)	152,199	6,702,844
		30,248,960
Personal Care Products — 0.1%
BellRing Brands, Inc.(1)	10,246	573,059
Coty, Inc., Class A(1)	11,107	104,184
Edgewell Personal Care Co.	10,382	417,564
elf Beauty, Inc.(1)	5,844	875,373
Estee Lauder Cos., Inc., Class A	20,532	1,881,963
Herbalife Ltd.(1)	7,525	61,404
Honest Co., Inc.(1)	16,357	76,387
Inter Parfums, Inc.	3,302	425,430
Kenvue, Inc.	245,454	5,387,715
Medifast, Inc.	4,578	83,777
Nature's Sunshine Products, Inc.(1)	5,502	75,928
Nu Skin Enterprises, Inc., Class A	16,131	144,050
Olaplex Holdings, Inc.(1)	16,679	34,859
USANA Health Sciences, Inc.(1)	5,475	223,489
		10,365,182
52

Avantis U.S. Equity ETF
	Shares	Value
Pharmaceuticals — 2.8%
Amneal Pharmaceuticals, Inc.(1)	27,406	$237,336
Amphastar Pharmaceuticals, Inc.(1)	19,659	958,180
ANI Pharmaceuticals, Inc.(1)	4,497	286,684
Arvinas, Inc.(1)	16,874	441,424
Atea Pharmaceuticals, Inc.(1)	11,053	42,554
Bristol-Myers Squibb Co.	298,424	14,906,279
Catalent, Inc.(1)	30,273	1,845,442
Collegium Pharmaceutical, Inc.(1)	22,313	858,158
Corcept Therapeutics, Inc.(1)	30,035	1,060,235
Edgewise Therapeutics, Inc.(1)	15,247	285,881
Elanco Animal Health, Inc.(1)	85,602	1,324,263
Eli Lilly & Co.	75,281	72,271,266
Enliven Therapeutics, Inc.(1)	1,995	43,651
Esperion Therapeutics, Inc.(1)	22,518	41,208
Evolus, Inc.(1)	6,079	96,595
Fulcrum Therapeutics, Inc.(1)	10,997	94,024
Harmony Biosciences Holdings, Inc.(1)	15,219	547,580
Innoviva, Inc.(1)	21,857	423,589
Intra-Cellular Therapies, Inc.(1)	7,832	573,929
Jazz Pharmaceuticals PLC(1)	27,468	3,185,739
Johnson & Johnson	241,885	40,119,046
Ligand Pharmaceuticals, Inc.(1)	4,901	518,526
Longboard Pharmaceuticals, Inc.(1)	906	32,688
Merck & Co., Inc.	179,938	21,313,656
Nuvation Bio, Inc.(1)	32,481	104,589
Ocular Therapeutix, Inc.(1)	11,752	103,653
Oramed Pharmaceuticals, Inc.(1)(2)	4,152	9,923
Organon & Co.	34,910	780,239
Pacira BioSciences, Inc.(1)	6,960	108,298
Perrigo Co. PLC	21,862	636,184
Pfizer, Inc.	492,334	14,282,609
Phibro Animal Health Corp., Class A	9,294	195,174
Pliant Therapeutics, Inc.(1)	2,983	39,644
Prestige Consumer Healthcare, Inc.(1)	12,871	960,691
Royalty Pharma PLC, Class A	42,421	1,231,482
SIGA Technologies, Inc.	21,048	190,063
Supernus Pharmaceuticals, Inc.(1)	16,339	574,479
Terns Pharmaceuticals, Inc.(1)	5,865	44,691
Theravance Biopharma, Inc.(1)	13,204	108,933
Viatris, Inc.	473,277	5,717,186
WaVe Life Sciences Ltd.(1)	320	1,837
Xeris Biopharma Holdings, Inc.(1)	104	292
Zoetis, Inc.	58,017	10,645,539
		197,243,439
Professional Services — 1.0%
Alight, Inc., Class A(1)	22,537	168,126
Asure Software, Inc.(1)	1,405	12,069
Automatic Data Processing, Inc.	60,666	16,738,356
Barrett Business Services, Inc.	15,708	573,499
Booz Allen Hamilton Holding Corp.	19,343	3,071,282
Broadridge Financial Solutions, Inc.	15,612	3,323,170
CACI International, Inc., Class A(1)	770	375,852
CBIZ, Inc.(1)	13,431	988,522
53

Avantis U.S. Equity ETF
	Shares	Value
Clarivate PLC(1)	102,825	$705,380
Concentrix Corp.	5,361	403,308
Conduent, Inc.(1)	10,671	40,763
CRA International, Inc.	2,682	452,185
CSG Systems International, Inc.	9,437	457,883
Dayforce, Inc.(1)	4,668	266,870
Dun & Bradstreet Holdings, Inc.	7,725	92,700
Equifax, Inc.	6,070	1,864,279
ExlService Holdings, Inc.(1)	25,727	940,065
Exponent, Inc.	22,448	2,430,445
First Advantage Corp.(1)	7,526	144,123
Franklin Covey Co.(1)	5,473	220,343
FTI Consulting, Inc.(1)	3,533	806,619
Genpact Ltd.	12,339	484,059
Heidrick & Struggles International, Inc.	8,709	336,167
Huron Consulting Group, Inc.(1)	1,092	120,601
IBEX Holdings Ltd.(1)	4,339	74,804
ICF International, Inc.	651	107,910
Innodata, Inc.(1)(2)	2,080	35,942
Insperity, Inc.	15,959	1,499,986
Jacobs Solutions, Inc.	4,781	721,357
KBR, Inc.	15,949	1,106,223
Kelly Services, Inc., Class A	15,283	322,624
Kforce, Inc.	11,135	730,345
Korn Ferry	22,236	1,624,340
Legalzoom.com, Inc.(1)	36,479	245,868
Leidos Holdings, Inc.	7,912	1,254,131
ManpowerGroup, Inc.	15,265	1,128,389
Maximus, Inc.	6,778	625,338
Parsons Corp.(1)	3,365	321,223
Paychex, Inc.	73,815	9,684,528
Paycom Software, Inc.	11,450	1,863,831
Paylocity Holding Corp.(1)	5,493	886,570
Planet Labs PBC(1)	46,496	125,074
RCM Technologies, Inc.(1)	565	11,515
Resources Connection, Inc.	11,003	114,761
Robert Half, Inc.	51,059	3,199,868
Science Applications International Corp.	3,785	494,283
SS&C Technologies Holdings, Inc.	7,583	569,408
TaskUS, Inc., Class A(1)	3,651	48,558
TransUnion	6,846	662,761
TriNet Group, Inc.	14,136	1,453,605
TrueBlue, Inc.(1)	16,393	130,652
TTEC Holdings, Inc.	2,050	10,476
Verisk Analytics, Inc.	27,198	7,420,158
Verra Mobility Corp.(1)	25,382	700,797
Willdan Group, Inc.(1)	52	1,982
		72,193,973
Real Estate Management and Development — 0.2%
CBRE Group, Inc., Class A(1)	32,916	3,789,948
CoStar Group, Inc.(1)	39,510	3,054,123
Cushman & Wakefield PLC(1)	16,629	216,177
DigitalBridge Group, Inc.	17,816	222,522
Five Point Holdings LLC, Class A(1)	1,615	5,313
54

Avantis U.S. Equity ETF
	Shares	Value
Forestar Group, Inc.(1)	7,855	$243,034
FRP Holdings, Inc.(1)	870	25,769
Howard Hughes Holdings, Inc.(1)	8,765	659,303
Jones Lang LaSalle, Inc.(1)	12,428	3,171,998
Kennedy-Wilson Holdings, Inc.	42,757	475,458
Marcus & Millichap, Inc.	9,139	362,544
Newmark Group, Inc., Class A	33,510	463,443
Opendoor Technologies, Inc.(1)	306,137	658,195
RE/MAX Holdings, Inc., Class A(1)	7,483	84,708
Redfin Corp.(1)	196	1,831
RMR Group, Inc., Class A	4,262	108,638
Seaport Entertainment Group, Inc.(1)(2)	973	29,949
Seritage Growth Properties, Class A(1)	3,909	18,177
St. Joe Co.	1,384	82,168
Tejon Ranch Co.(1)	2,786	49,842
Zillow Group, Inc., Class A(1)	12,589	672,630
Zillow Group, Inc., Class C(1)	53,355	2,950,532
		17,346,302
Semiconductors and Semiconductor Equipment — 7.4%
ACM Research, Inc., Class A(1)	15,283	275,705
Advanced Micro Devices, Inc.(1)	112,215	16,670,660
Allegro MicroSystems, Inc.(1)	14,857	364,442
Alpha & Omega Semiconductor Ltd.(1)	7,716	322,606
Amkor Technology, Inc.	63,786	2,098,559
Analog Devices, Inc.	40,914	9,608,244
Applied Materials, Inc.	164,952	32,538,431
Astera Labs, Inc.(1)	326	14,038
Axcelis Technologies, Inc.(1)	11,060	1,209,190
AXT, Inc.(1)	4,383	11,615
Broadcom, Inc.	310,026	50,478,433
CEVA, Inc.(1)	2,132	51,040
Cirrus Logic, Inc.(1)	16,661	2,427,341
Cohu, Inc.(1)	14,126	380,131
Credo Technology Group Holding Ltd.(1)	1,659	57,916
Diodes, Inc.(1)	18,929	1,319,162
Enphase Energy, Inc.(1)	23,560	2,851,702
Entegris, Inc.	12,864	1,490,552
First Solar, Inc.(1)	28,987	6,590,774
FormFactor, Inc.(1)	17,242	840,892
GLOBALFOUNDRIES, Inc.(1)	18,367	857,372
Ichor Holdings Ltd.(1)	4,005	124,155
Intel Corp.	450,435	9,927,587
KLA Corp.	24,287	19,901,496
Kulicke & Soffa Industries, Inc.	22,895	1,003,030
Lam Research Corp.	32,086	26,342,927
Lattice Semiconductor Corp.(1)	14,413	682,600
MACOM Technology Solutions Holdings, Inc.(1)	5,268	575,424
Magnachip Semiconductor Corp.(1)	5,631	26,578
Marvell Technology, Inc.	53,898	4,109,184
MaxLinear, Inc.(1)	23,431	355,683
Microchip Technology, Inc.	58,195	4,781,301
Micron Technology, Inc.	161,586	15,551,037
MKS Instruments, Inc.	4,801	572,423
Monolithic Power Systems, Inc.	5,074	4,742,566
55

Avantis U.S. Equity ETF
	Shares	Value
NVE Corp.	2,001	$167,584
NVIDIA Corp.	1,841,467	219,815,916
NXP Semiconductors NV	25,587	6,559,483
ON Semiconductor Corp.(1)	124,516	9,696,061
Onto Innovation, Inc.(1)	9,212	1,964,183
Photronics, Inc.(1)	40,158	1,038,486
Qorvo, Inc.(1)	18,664	2,162,971
QUALCOMM, Inc.	188,489	33,042,122
Rambus, Inc.(1)	15,197	679,610
Semtech Corp.(1)	7,297	319,755
Silicon Laboratories, Inc.(1)	1,689	199,927
SiTime Corp.(1)	16	2,315
Skyworks Solutions, Inc.	52,089	5,708,433
SMART Global Holdings, Inc.(1)	32,457	672,509
SolarEdge Technologies, Inc.(1)	4,298	104,570
Synaptics, Inc.(1)	13,753	1,119,769
Teradyne, Inc.	35,559	4,861,982
Texas Instruments, Inc.	96,130	20,604,504
Ultra Clean Holdings, Inc.(1)	15,695	591,701
Universal Display Corp.	8,023	1,554,216
Veeco Instruments, Inc.(1)	8,720	309,473
		530,330,366
Software — 6.2%
A10 Networks, Inc.	26,344	362,757
ACI Worldwide, Inc.(1)	11,894	598,982
Adeia, Inc.	30,678	386,543
Adobe, Inc.(1)	33,565	19,280,072
Alarm.com Holdings, Inc.(1)	6,378	379,746
Altair Engineering, Inc., Class A(1)	1,572	142,046
American Software, Inc., Class A	3,664	42,173
Amplitude, Inc., Class A(1)	893	7,867
ANSYS, Inc.(1)	5,043	1,620,921
Appfolio, Inc., Class A(1)	702	162,857
Appian Corp., Class A(1)	80	2,595
AppLovin Corp., Class A(1)	27,197	2,525,785
Aspen Technology, Inc.(1)	4,877	1,141,901
Atlassian Corp., Class A(1)	6,422	1,063,483
Aurora Innovation, Inc.(1)	146,099	682,282
Autodesk, Inc.(1)	27,330	7,062,072
Bentley Systems, Inc., Class B	20,288	1,044,223
Bill Holdings, Inc.(1)	9,924	541,453
Bit Digital, Inc.(1)	34,231	110,224
Blackbaud, Inc.(1)	4,197	350,869
BlackLine, Inc.(1)	8,160	404,328
Box, Inc., Class A(1)	11,965	390,059
C3.ai, Inc., Class A(1)	17,707	413,281
Cadence Design Systems, Inc.(1)	25,902	6,965,825
CCC Intelligent Solutions Holdings, Inc.(1)	9,807	105,719
Cipher Mining, Inc.(1)(2)	10,905	38,277
Clear Secure, Inc., Class A	30,301	920,847
Clearwater Analytics Holdings, Inc., Class A(1)	84	2,082
CommVault Systems, Inc.(1)	12,406	1,927,892
Confluent, Inc., Class A(1)	10,505	222,916
Consensus Cloud Solutions, Inc.(1)	1,369	32,979
56

Avantis U.S. Equity ETF
	Shares	Value
CoreCard Corp.(1)(2)	2,108	$30,650
Crowdstrike Holdings, Inc., Class A(1)	16,784	4,653,868
Daily Journal Corp.(1)	69	34,301
Datadog, Inc., Class A(1)	14,644	1,702,511
DocuSign, Inc.(1)	28,206	1,670,077
Dolby Laboratories, Inc., Class A	10,568	754,132
Domo, Inc., Class B(1)	393	2,936
DoubleVerify Holdings, Inc.(1)	731	14,401
Dropbox, Inc., Class A(1)	20,480	514,867
Dynatrace, Inc.(1)	11,054	559,553
Elastic NV(1)	2,320	176,761
Envestnet, Inc.(1)	2,164	135,791
Fair Isaac Corp.(1)	1,952	3,377,487
Fortinet, Inc.(1)	95,526	7,327,799
Freshworks, Inc., Class A(1)	23,088	269,668
Gen Digital, Inc.	36,936	977,327
Gitlab, Inc., Class A(1)	7,337	347,774
Guidewire Software, Inc.(1)	7,644	1,137,198
HashiCorp, Inc., Class A(1)	7,279	247,049
HubSpot, Inc.(1)	2,479	1,237,195
Informatica, Inc., Class A(1)	268	6,676
InterDigital, Inc.	15,899	2,202,965
Intuit, Inc.	13,913	8,768,807
JFrog Ltd.(1)	424	11,770
LiveRamp Holdings, Inc.(1)	12,356	320,268
Manhattan Associates, Inc.(1)	15,627	4,132,248
Marathon Digital Holdings, Inc.(1)(2)	23,496	392,383
Matterport, Inc.(1)	65,218	295,438
Microsoft Corp.	623,007	259,881,140
MicroStrategy, Inc., Class A(1)	15,382	2,036,884
Mitek Systems, Inc.(1)	2,761	25,733
NCR Voyix Corp.(1)	19,632	264,836
Nutanix, Inc., Class A(1)	22,142	1,399,153
Olo, Inc., Class A(1)	10,962	57,551
OneSpan, Inc.(1)	624	10,059
Oracle Corp.	127,234	17,976,892
Palantir Technologies, Inc., Class A(1)	152,988	4,816,062
Palo Alto Networks, Inc.(1)	38,544	13,980,680
Pegasystems, Inc.	16,850	1,194,328
Procore Technologies, Inc.(1)	4,397	260,610
Progress Software Corp.	6,197	360,356
PROS Holdings, Inc.(1)	3,295	66,328
PTC, Inc.(1)	7,138	1,278,344
Qualys, Inc.(1)	19,018	2,380,483
Rapid7, Inc.(1)	6,193	234,157
Rimini Street, Inc.(1)	2,500	4,400
RingCentral, Inc., Class A(1)	6,347	211,546
Riot Platforms, Inc.(1)(2)	48,385	364,339
Roper Technologies, Inc.	4,356	2,415,010
Salesforce, Inc.	48,338	12,224,680
Samsara, Inc., Class A(1)	6,227	255,743
SentinelOne, Inc., Class A(1)	28,429	669,787
ServiceNow, Inc.(1)	14,952	12,783,960
Smartsheet, Inc., Class A(1)	6,582	321,202
57

Avantis U.S. Equity ETF
	Shares	Value
SPS Commerce, Inc.(1)	4,195	$837,909
Synopsys, Inc.(1)	8,883	4,615,429
Telos Corp.(1)	2,835	10,348
Teradata Corp.(1)	8,256	233,149
Terawulf, Inc.(1)	5,331	23,243
Tyler Technologies, Inc.(1)	1,830	1,075,802
UiPath, Inc., Class A(1)	48,387	623,225
Unity Software, Inc.(1)	6,544	107,125
Varonis Systems, Inc.(1)	1,213	68,656
Verint Systems, Inc.(1)	1,461	46,095
Vertex, Inc., Class A(1)	2,086	80,707
Workday, Inc., Class A(1)	11,306	2,975,626
Workiva, Inc.(1)	1,906	148,992
Xperi, Inc.(1)	15,018	132,459
Zoom Video Communications, Inc., Class A(1)	29,072	2,008,294
Zscaler, Inc.(1)	4,560	911,909
		439,608,187
Specialty Retail — 3.0%
1-800-Flowers.com, Inc., Class A(1)	18,161	145,833
Aaron's Co., Inc.	15,757	158,988
Abercrombie & Fitch Co., Class A(1)	37,201	5,489,752
Academy Sports & Outdoors, Inc.	42,307	2,347,192
Advance Auto Parts, Inc.	23,242	1,053,095
American Eagle Outfitters, Inc.	108,294	2,228,691
America's Car-Mart, Inc.(1)	1,072	64,888
Arhaus, Inc.	35,651	438,864
Arko Corp.	33,190	207,769
Asbury Automotive Group, Inc.(1)	5,595	1,374,356
AutoNation, Inc.(1)	14,956	2,661,869
AutoZone, Inc.(1)	1,212	3,855,954
Bath & Body Works, Inc.	18,154	558,417
Best Buy Co., Inc.	86,262	8,660,705
Boot Barn Holdings, Inc.(1)	14,032	1,882,673
Buckle, Inc.	19,691	825,053
Build-A-Bear Workshop, Inc.	6,177	206,188
Burlington Stores, Inc.(1)	36,528	9,798,271
Caleres, Inc.	23,361	984,199
Camping World Holdings, Inc., Class A	5,654	124,049
CarMax, Inc.(1)	61,820	5,226,881
Carvana Co.(1)	6,904	1,039,880
Cato Corp., Class A	1,679	8,177
Chewy, Inc., Class A(1)	17,016	485,807
Children's Place, Inc.(1)(2)	4,395	25,052
Citi Trends, Inc.(1)	1,443	20,635
Designer Brands, Inc., Class A	27,383	181,823
Destination XL Group, Inc.(1)	24,514	67,413
Dick's Sporting Goods, Inc.	30,242	7,166,144
EVgo, Inc.(1)	335	1,518
Five Below, Inc.(1)	16,523	1,246,330
Floor & Decor Holdings, Inc., Class A(1)	48,089	5,407,127
Foot Locker, Inc.	33,977	1,058,044
GameStop Corp., Class A(1)	1,176	27,542
Gap, Inc.	137,588	3,086,099
Genesco, Inc.(1)	3,646	110,073
58

Avantis U.S. Equity ETF
	Shares	Value
GrowGeneration Corp.(1)	8,322	$16,228
Guess?, Inc.	20,600	426,832
Haverty Furniture Cos., Inc.	6,902	189,115
Home Depot, Inc.	107,375	39,567,687
Lands' End, Inc.(1)	5,235	81,090
Leslie's, Inc.(1)	19,878	60,032
Lithia Motors, Inc.	7,391	2,225,282
Lowe's Cos., Inc.	31,347	7,789,729
MarineMax, Inc.(1)	8,103	257,027
Monro, Inc.	2,169	58,758
Murphy USA, Inc.	10,722	5,571,473
National Vision Holdings, Inc.(1)	7,815	82,526
ODP Corp.(1)	22,345	689,343
O'Reilly Automotive, Inc.(1)	3,762	4,250,947
Penske Automotive Group, Inc.	6,234	1,060,403
PetMed Express, Inc.(1)	2,475	7,895
RealReal, Inc.(1)(2)	9,874	26,067
Revolve Group, Inc.(1)	3,977	91,153
RH(1)	5,150	1,306,555
Ross Stores, Inc.	107,936	16,256,241
Sally Beauty Holdings, Inc.(1)	16,399	214,007
Shoe Carnival, Inc.	9,950	402,378
Signet Jewelers Ltd.	25,963	2,183,488
Sleep Number Corp.(1)	815	12,396
Sonic Automotive, Inc., Class A	6,073	378,591
Sportsman's Warehouse Holdings, Inc.(1)	8,631	18,125
Stitch Fix, Inc., Class A(1)	5,706	21,569
Tile Shop Holdings, Inc.(1)	1,000	6,300
Tilly's, Inc., Class A(1)	7,163	38,394
TJX Cos., Inc.	263,406	30,889,622
Tractor Supply Co.	42,753	11,438,565
Ulta Beauty, Inc.(1)	20,654	7,287,557
Upbound Group, Inc.	7,988	266,000
Urban Outfitters, Inc.(1)	41,838	1,519,556
Valvoline, Inc.(1)	35,403	1,494,007
Victoria's Secret & Co.(1)	34,398	806,977
Warby Parker, Inc., Class A(1)	9,850	146,962
Wayfair, Inc., Class A(1)	5,971	254,066
Williams-Sonoma, Inc.	71,493	9,603,655
Winmark Corp.	285	102,771
Zumiez, Inc.(1)	5,824	161,558
		215,486,278
Technology Hardware, Storage and Peripherals — 5.1%
Apple, Inc.	1,477,526	338,353,454
Dell Technologies, Inc., Class C	18,555	2,143,845
Diebold Nixdorf, Inc.(1)	725	32,495
Eastman Kodak Co.(1)	8,541	45,096
Hewlett Packard Enterprise Co.	231,976	4,493,375
HP, Inc.	59,841	2,165,047
Immersion Corp.	11,407	107,226
Intevac, Inc.(1)	173	614
IonQ, Inc.(1)(2)	30,494	226,266
NetApp, Inc.	37,151	4,484,869
Pure Storage, Inc., Class A(1)	52,929	2,714,728
59

Avantis U.S. Equity ETF
	Shares	Value
Seagate Technology Holdings PLC	22,712	$2,260,980
Super Micro Computer, Inc.(1)	13,853	6,063,458
Western Digital Corp.(1)	27,297	1,790,410
		364,881,863
Textiles, Apparel and Luxury Goods — 0.9%
Birkenstock Holding PLC(1)	323	16,118
Capri Holdings Ltd.(1)	50,507	1,804,110
Carter's, Inc.	23,970	1,579,623
Columbia Sportswear Co.	13,084	1,056,271
Crocs, Inc.(1)	36,764	5,373,794
Deckers Outdoor Corp.(1)	11,709	11,232,327
Ermenegildo Zegna NV	10,840	114,579
Figs, Inc., Class A(1)	4,306	26,568
G-III Apparel Group Ltd.(1)	28,142	744,919
Hanesbrands, Inc.(1)	75,601	480,066
Kontoor Brands, Inc.	33,549	2,511,143
Levi Strauss & Co., Class A	40,806	786,332
Lululemon Athletica, Inc.(1)	33,422	8,672,006
Movado Group, Inc.	6,084	145,164
NIKE, Inc., Class B	133,951	11,160,797
Oxford Industries, Inc.	9,947	865,190
PVH Corp.	24,975	2,464,783
Ralph Lauren Corp.	17,150	2,937,109
Rocky Brands, Inc.	2,868	92,464
Skechers USA, Inc., Class A(1)	51,327	3,514,873
Steven Madden Ltd.	38,152	1,720,655
Superior Group of Cos., Inc.	5,302	76,773
Tapestry, Inc.	141,352	5,791,192
Under Armour, Inc., Class A(1)	66,731	513,161
Under Armour, Inc., Class C(1)	68,329	509,734
Unifi, Inc.(1)	1,684	11,502
Vera Bradley, Inc.(1)	1,061	6,186
VF Corp.	43,224	787,109
Wolverine World Wide, Inc.	10,644	145,929
		65,140,477
Trading Companies and Distributors — 1.2%
Air Lease Corp.	62,875	2,909,226
Alta Equipment Group, Inc.	3,301	22,249
Applied Industrial Technologies, Inc.	15,204	3,118,644
Beacon Roofing Supply, Inc.(1)	7,613	689,738
BlueLinx Holdings, Inc.(1)	6,177	621,653
Boise Cascade Co.	24,654	3,343,575
Core & Main, Inc., Class A(1)	30,311	1,455,837
DNOW, Inc.(1)	51,863	675,256
DXP Enterprises, Inc.(1)	1,169	64,295
Fastenal Co.	182,325	12,449,151
FTAI Aviation Ltd.	41,962	5,363,163
GATX Corp.	22,109	3,119,580
Global Industrial Co.	6,809	228,102
GMS, Inc.(1)	22,483	1,951,300
H&E Equipment Services, Inc.	22,650	1,090,598
Herc Holdings, Inc.	17,389	2,545,228
Hudson Technologies, Inc.(1)	19,460	159,961
Karat Packaging, Inc.	4,473	113,346
60

Avantis U.S. Equity ETF
	Shares	Value
McGrath RentCorp	11,482	$1,241,778
MRC Global, Inc.(1)	56,201	739,605
MSC Industrial Direct Co., Inc., Class A	22,067	1,814,790
Rush Enterprises, Inc., Class A	18,994	1,000,984
Rush Enterprises, Inc., Class B	2,004	94,268
SiteOne Landscape Supply, Inc.(1)	8,722	1,237,303
Titan Machinery, Inc.(1)	9,617	145,313
United Rentals, Inc.	21,033	15,590,922
Watsco, Inc.	6,481	3,081,197
WESCO International, Inc.	25,316	4,186,760
Willis Lease Finance Corp.	336	36,352
WW Grainger, Inc.	15,041	14,814,182
		83,904,356
Water Utilities — 0.0%
American States Water Co.	2,629	214,053
American Water Works Co., Inc.	12,349	1,767,389
California Water Service Group	518	28,661
Essential Utilities, Inc.	11,809	460,433
Global Water Resources, Inc.	7	89
		2,470,625
Wireless Telecommunication Services — 0.3%
Gogo, Inc.(1)	40,080	319,437
Telephone & Data Systems, Inc.	47,353	1,118,478
T-Mobile U.S., Inc.	95,012	18,880,785
U.S. Cellular Corp.(1)	4,248	236,274
		20,554,974
TOTAL COMMON STOCKS (Cost $5,614,269,510)		7,114,596,965
RIGHTS — 0.0%
Biotechnology — 0.0%
Akouos, Inc.(1)(2)	1,135	11
Chinook Therapeutics, Inc.(1)	8,349	84
Fusion Pharmaceuticals, Inc.(1)(2)	8,399	4,619
Icosavax, Inc.(1)	1,560	484
Mirati Therapeutics, Inc.(1)	5,654	3,958
		9,156
Health Care Equipment and Supplies — 0.0%
ABIOMED, Inc.(1)	3,336	3,403
Pharmaceuticals — 0.0%
Albireo Pharma, Inc.(1)	1,606	3,453
CinCor Pharma, Inc.(1)	3,906	11,952
Concert Pharmaceuticals, Inc.(1)	2,660	984
Radius Health, Inc.(1)	996	10
Strongbridge Biopharma(1)	1,036	188
		16,587
TOTAL RIGHTS (Cost $32,189)		29,146
ESCROW INTERESTS(3) — 0.0%
Diversified Telecommunication Services — 0.0%
GCI Liberty, Inc.(1) (Cost $—)	2,203	22
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,731,730	3,731,730
61

Avantis U.S. Equity ETF
	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio(4)	2,470,920	$2,470,920
TOTAL SHORT-TERM INVESTMENTS (Cost $6,202,650)		6,202,650
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $5,620,504,349)		7,120,828,783
OTHER ASSETS AND LIABILITIES — 0.1%		5,913,370
TOTAL NET ASSETS — 100.0%		$7,126,742,153

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $5,907,481. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Escrow interests represent beneficial interests in bankruptcy reorganizations or liquidation proceedings and may be subject to resale, redemption, or transferability restrictions. The amount and timing of future payments, if any, cannot be predicted with certainty.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $6,241,491, which includes securities collateral of $3,770,571.

See Notes to Financial Statements.
62

AUGUST 31, 2024

Avantis U.S. Large Cap Equity ETF
	Shares	Value
COMMON STOCKS — 99.8%
Aerospace and Defense — 1.3%
AeroVironment, Inc.(1)	146	$29,749
Axon Enterprise, Inc.(1)	364	132,849
Boeing Co.(1)	1,797	312,211
BWX Technologies, Inc.	1,977	203,631
Curtiss-Wright Corp.	319	100,759
General Dynamics Corp.	649	194,285
General Electric Co.	4,953	864,893
HEICO Corp.	85	21,808
HEICO Corp., Class A	152	30,414
Hexcel Corp.	652	41,265
Howmet Aerospace, Inc.	1,805	174,471
Huntington Ingalls Industries, Inc.	853	241,203
L3Harris Technologies, Inc.	493	116,678
Leonardo DRS, Inc.(1)	928	26,485
Lockheed Martin Corp.	1,630	926,003
Moog, Inc., Class A	379	74,815
Northrop Grumman Corp.	334	174,752
RTX Corp.	5,548	684,290
Textron, Inc.	2,562	233,654
TransDigm Group, Inc.	232	318,585
Woodward, Inc.	688	114,655
		5,017,455
Air Freight and Logistics — 0.6%
CH Robinson Worldwide, Inc.	759	78,564
Expeditors International of Washington, Inc.	3,083	380,473
FedEx Corp.	3,815	1,139,807
GXO Logistics, Inc.(1)	616	30,831
United Parcel Service, Inc., Class B	6,183	794,825
		2,424,500
Automobile Components — 0.3%
Aptiv PLC(1)	3,029	216,664
Autoliv, Inc.	2,186	223,999
BorgWarner, Inc.	5,693	193,961
Gentex Corp.	4,189	131,241
Lear Corp.	1,506	175,675
Modine Manufacturing Co.(1)	934	113,528
		1,055,068
Automobiles — 1.1%
Ford Motor Co.	77,949	872,249
General Motors Co.	23,285	1,159,127
Lucid Group, Inc.(1)	2,576	10,356
Rivian Automotive, Inc., Class A(1)	6,056	85,571
Tesla, Inc.(1)	9,708	2,078,580
Thor Industries, Inc.	452	48,482
		4,254,365
Banks — 4.2%
Bank of America Corp.	39,626	1,614,759
Bank OZK	1,860	80,631
BOK Financial Corp.	332	34,843
Cadence Bank	2,483	80,151
Citigroup, Inc.	13,892	870,195
63

Avantis U.S. Large Cap Equity ETF
	Shares	Value
Citizens Financial Group, Inc.	7,048	$303,416
Columbia Banking System, Inc.	96	2,417
Comerica, Inc.	3,523	201,199
Commerce Bancshares, Inc.	2,548	162,970
Cullen/Frost Bankers, Inc.	1,334	149,715
East West Bancorp, Inc.	3,452	290,210
Fifth Third Bancorp	12,262	523,465
First Citizens BancShares, Inc., Class A	231	469,092
First Financial Bankshares, Inc.	36	1,317
First Horizon Corp.	8,136	134,976
FNB Corp.	287	4,299
Home BancShares, Inc.	425	11,832
Huntington Bancshares, Inc.	25,668	384,250
JPMorgan Chase & Co.	21,187	4,762,838
KeyCorp	12,179	207,774
M&T Bank Corp.	2,390	411,343
NU Holdings Ltd., Class A(1)	8,592	128,622
Old National Bancorp	5,930	117,711
Pinnacle Financial Partners, Inc.	1,023	101,860
PNC Financial Services Group, Inc.	4,327	800,884
Popular, Inc.	1,367	140,117
Prosperity Bancshares, Inc.	986	72,550
Regions Financial Corp.	14,089	329,964
SouthState Corp.	973	94,469
Synovus Financial Corp.	2,850	131,442
Truist Financial Corp.	15,659	696,199
U.S. Bancorp	17,185	811,648
Webster Financial Corp.	3,443	163,301
Wells Fargo & Co.	32,726	1,913,489
Western Alliance Bancorp	2,445	199,708
Wintrust Financial Corp.	1,541	167,661
Zions Bancorp NA	3,616	179,209
		16,750,526
Beverages — 1.1%
Boston Beer Co., Inc., Class A(1)	8	2,174
Brown-Forman Corp., Class A	220	10,065
Brown-Forman Corp., Class B	1,388	63,279
Celsius Holdings, Inc.(1)	2,530	96,216
Coca-Cola Co.	27,892	2,021,333
Coca-Cola Consolidated, Inc.	188	252,371
Constellation Brands, Inc., Class A	917	220,731
Keurig Dr. Pepper, Inc.	4,746	173,751
Molson Coors Beverage Co., Class B	3,131	168,980
Monster Beverage Corp.(1)	2,554	120,370
National Beverage Corp.	102	4,606
PepsiCo, Inc.	6,836	1,181,808
		4,315,684
Biotechnology — 2.1%
AbbVie, Inc.	9,794	1,922,660
Alkermes PLC(1)	171	4,865
Alnylam Pharmaceuticals, Inc.(1)	506	132,921
Amgen, Inc.	2,811	938,396
Apellis Pharmaceuticals, Inc.(1)	134	5,213
Biogen, Inc.(1)	712	145,789
64

Avantis U.S. Large Cap Equity ETF
	Shares	Value
BioMarin Pharmaceutical, Inc.(1)	1,549	$141,284
Blueprint Medicines Corp.(1)	233	22,261
Bridgebio Pharma, Inc.(1)	135	3,760
CRISPR Therapeutics AG(1)	12	573
Cytokinetics, Inc.(1)	539	30,766
Exact Sciences Corp.(1)	555	34,238
Exelixis, Inc.(1)	3,703	96,389
Gilead Sciences, Inc.	14,227	1,123,933
GRAIL, Inc.(1)	162	2,286
Halozyme Therapeutics, Inc.(1)	1,979	126,359
Immunovant, Inc.(1)	57	1,761
Incyte Corp.(1)	1,809	118,779
Insmed, Inc.(1)	1,078	82,435
Ionis Pharmaceuticals, Inc.(1)	699	33,328
Krystal Biotech, Inc.(1)	237	46,243
Madrigal Pharmaceuticals, Inc.(1)	203	50,167
Moderna, Inc.(1)	2,694	208,516
Natera, Inc.(1)	632	74,740
Neurocrine Biosciences, Inc.(1)	1,185	150,566
Nuvalent, Inc., Class A(1)	67	5,704
Regeneron Pharmaceuticals, Inc.(1)	711	842,315
REVOLUTION Medicines, Inc.(1)	1,585	67,568
Roivant Sciences Ltd.(1)	5,262	64,354
Sarepta Therapeutics, Inc.(1)	422	57,299
United Therapeutics Corp.(1)	1,114	404,995
Vaxcyte, Inc.(1)	910	73,492
Vertex Pharmaceuticals, Inc.(1)	2,375	1,177,739
Viking Therapeutics, Inc.(1)	1,149	73,674
		8,265,368
Broadline Retail — 3.3%
Amazon.com, Inc.(1)	61,074	10,901,709
Coupang, Inc.(1)	19,045	421,847
Dillard's, Inc., Class A	102	34,575
eBay, Inc.	8,672	512,515
Etsy, Inc.(1)	257	14,158
Macy's, Inc.	7,157	111,435
MercadoLibre, Inc.(1)	579	1,193,701
Ollie's Bargain Outlet Holdings, Inc.(1)	959	85,888
		13,275,828
Building Products — 1.0%
A.O. Smith Corp.	2,024	169,449
AAON, Inc.	1,504	143,647
Advanced Drainage Systems, Inc.	1,945	304,898
Allegion PLC	735	102,047
Armstrong World Industries, Inc.	769	97,479
AZEK Co., Inc.(1)	1,191	50,772
Builders FirstSource, Inc.(1)	1,799	313,026
Carlisle Cos., Inc.	1,280	542,464
Carrier Global Corp.	3,115	226,710
Fortune Brands Innovations, Inc.	1,187	94,260
Johnson Controls International PLC	1,867	136,011
Lennox International, Inc.	688	406,051
Masco Corp.	809	64,364
Owens Corning	2,393	403,771
65

Avantis U.S. Large Cap Equity ETF
	Shares	Value
Simpson Manufacturing Co., Inc.	851	$155,784
Trane Technologies PLC	1,498	541,767
Trex Co., Inc.(1)	2,430	154,888
UFP Industries, Inc.	1,766	214,869
Zurn Elkay Water Solutions Corp.	125	4,054
		4,126,311
Capital Markets — 3.1%
Affiliated Managers Group, Inc.	74	12,863
Ameriprise Financial, Inc.	2,060	925,846
ARES Management Corp., Class A	519	75,982
Bank of New York Mellon Corp.	10,148	692,296
BlackRock, Inc.	793	715,135
Blackstone, Inc.	2,471	351,771
Blue Owl Capital, Inc.	499	8,802
Carlyle Group, Inc.	1,875	75,244
Cboe Global Markets, Inc.	558	114,613
Charles Schwab Corp.	11,687	760,824
CME Group, Inc.	2,208	476,354
Coinbase Global, Inc., Class A(1)	1,254	229,933
Evercore, Inc., Class A	490	120,413
FactSet Research Systems, Inc.	378	159,833
Franklin Resources, Inc.	2,613	52,887
Freedom Holding Corp.(1)	75	6,783
Goldman Sachs Group, Inc.	3,003	1,532,281
Hamilton Lane, Inc., Class A	446	68,167
Houlihan Lokey, Inc.	331	51,841
Interactive Brokers Group, Inc., Class A	646	83,263
Intercontinental Exchange, Inc.	1,931	311,953
Invesco Ltd.	3,495	59,729
Janus Henderson Group PLC	1,947	73,227
Jefferies Financial Group, Inc.	4,632	277,688
KKR & Co., Inc.	4,348	538,152
Lazard, Inc.	460	23,051
LPL Financial Holdings, Inc.	1,414	317,217
MarketAxess Holdings, Inc.	294	71,263
Moody's Corp.	919	448,233
Morgan Stanley	11,085	1,148,517
Morningstar, Inc.	110	34,515
MSCI, Inc.	281	163,146
Nasdaq, Inc.	1,173	84,550
Northern Trust Corp.	3,885	354,351
Raymond James Financial, Inc.	3,110	371,863
Robinhood Markets, Inc., Class A(1)	7,339	147,661
S&P Global, Inc.	716	367,480
SEI Investments Co.	1,669	112,874
State Street Corp.	4,048	352,581
Stifel Financial Corp.	1,750	154,245
T. Rowe Price Group, Inc.	3,534	374,745
Tradeweb Markets, Inc., Class A	700	82,768
XP, Inc., Class A	3,097	57,016
		12,441,956
Chemicals — 1.8%
Air Products & Chemicals, Inc.	2,841	792,213
Albemarle Corp.	621	56,045
66

Avantis U.S. Large Cap Equity ETF
	Shares	Value
Arcadium Lithium PLC(1)	535	$1,450
Axalta Coating Systems Ltd.(1)	3,233	118,005
Balchem Corp.	198	35,052
Cabot Corp.	1,886	198,237
Celanese Corp.	373	48,714
CF Industries Holdings, Inc.	4,656	386,867
Corteva, Inc.	5,868	336,236
Dow, Inc.	13,188	706,613
DuPont de Nemours, Inc.	3,297	277,772
Eastman Chemical Co.	2,066	211,496
Ecolab, Inc.	1,021	258,497
Element Solutions, Inc.	401	10,723
FMC Corp.	2,150	138,847
International Flavors & Fragrances, Inc.	2,555	265,694
Linde PLC	1,934	924,936
LyondellBasell Industries NV, Class A	5,546	547,390
Mosaic Co.	7,793	222,646
NewMarket Corp.	51	29,262
Olin Corp.	3,074	134,242
PPG Industries, Inc.	1,799	233,384
RPM International, Inc.	3,130	363,863
Sherwin-Williams Co.	1,489	549,992
Westlake Corp.	807	117,370
		6,965,546
Commercial Services and Supplies — 0.6%
Casella Waste Systems, Inc., Class A(1)	321	34,623
Cintas Corp.	541	435,570
Clean Harbors, Inc.(1)	729	179,261
Copart, Inc.(1)	7,230	382,901
MSA Safety, Inc.	418	76,339
Republic Services, Inc.	715	148,870
Rollins, Inc.	2,288	114,812
Tetra Tech, Inc.	238	56,582
Veralto Corp.	2,386	268,258
Waste Connections, Inc.	969	180,719
Waste Management, Inc.	2,444	518,226
		2,396,161
Communications Equipment — 0.7%
Arista Networks, Inc.(1)	1,797	635,024
Ciena Corp.(1)	2,112	121,757
Cisco Systems, Inc.	22,040	1,113,901
F5, Inc.(1)	404	82,073
Juniper Networks, Inc.	2,433	94,595
Motorola Solutions, Inc.	1,633	721,851
Ubiquiti, Inc.	15	2,903
		2,772,104
Construction and Engineering — 0.5%
AECOM	423	42,359
API Group Corp.(1)	615	21,863
Comfort Systems USA, Inc.	970	342,914
Dycom Industries, Inc.(1)	662	116,486
EMCOR Group, Inc.	1,326	521,198
Fluor Corp.(1)	1,579	79,061
MasTec, Inc.(1)	939	106,229
67

Avantis U.S. Large Cap Equity ETF
	Shares	Value
MDU Resources Group, Inc.	4,667	$119,895
Quanta Services, Inc.	1,254	345,013
Valmont Industries, Inc.	508	145,166
WillScot Holdings Corp.(1)	1,626	62,666
		1,902,850
Construction Materials — 0.4%
CRH PLC	4,825	437,965
Eagle Materials, Inc.	928	239,192
Martin Marietta Materials, Inc.	1,105	590,247
Summit Materials, Inc., Class A(1)	657	26,608
Vulcan Materials Co.	708	173,609
		1,467,621
Consumer Finance — 0.7%
Ally Financial, Inc.	6,631	286,393
American Express Co.	2,678	692,664
Capital One Financial Corp.	4,902	720,251
Credit Acceptance Corp.(1)	90	41,988
Discover Financial Services	2,144	297,394
OneMain Holdings, Inc.	3,723	183,953
SoFi Technologies, Inc.(1)	7,424	59,318
Synchrony Financial	10,092	507,224
		2,789,185
Consumer Staples Distribution & Retail — 2.7%
BJ's Wholesale Club Holdings, Inc.(1)	3,953	316,082
Casey's General Stores, Inc.	940	340,571
Costco Wholesale Corp.	4,271	3,811,355
Dollar General Corp.	3,548	294,377
Dollar Tree, Inc.(1)	4,618	390,175
Kroger Co.	14,798	787,402
Maplebear, Inc.(1)	994	35,675
Performance Food Group Co.(1)	2,879	214,889
Sprouts Farmers Market, Inc.(1)	3,563	370,730
Sysco Corp.	3,994	311,412
Target Corp.	8,197	1,259,223
U.S. Foods Holding Corp.(1)	696	41,210
Walgreens Boots Alliance, Inc.	283	2,618
Walmart, Inc.	33,291	2,571,064
		10,746,783
Containers and Packaging — 0.7%
Amcor PLC	8,365	95,696
AptarGroup, Inc.	1,296	198,534
Avery Dennison Corp.	732	162,394
Ball Corp.	4,483	286,060
Berry Global Group, Inc.	771	53,091
Crown Holdings, Inc.	1,012	91,495
Graphic Packaging Holding Co.	9,045	270,717
International Paper Co.	9,334	451,952
Packaging Corp. of America	2,207	462,455
Sealed Air Corp.	704	24,605
Silgan Holdings, Inc.	403	21,065
Smurfit WestRock PLC	9,034	428,392
Sonoco Products Co.	2,224	125,812
		2,672,268
68

Avantis U.S. Large Cap Equity ETF
	Shares	Value
Distributors — 0.2%
Genuine Parts Co.	2,049	$293,540
LKQ Corp.	1,142	47,496
Pool Corp.	886	311,535
		652,571
Diversified Consumer Services — 0.1%
ADT, Inc.	3,463	25,245
Bright Horizons Family Solutions, Inc.(1)	130	18,294
Duolingo, Inc.(1)	130	27,634
H&R Block, Inc.	751	47,546
Service Corp. International	1,219	95,411
		214,130
Diversified Telecommunication Services — 0.9%
AST SpaceMobile, Inc.(1)	1,419	41,208
AT&T, Inc.	76,881	1,529,932
Frontier Communications Parent, Inc.(1)	6,759	194,659
Liberty Global Ltd., Class A(1)	1,439	27,845
Liberty Global Ltd., Class C(1)	1,418	27,892
Verizon Communications, Inc.	46,679	1,950,248
		3,771,784
Electric Utilities — 1.5%
Alliant Energy Corp.	2,783	162,165
American Electric Power Co., Inc.	6,002	601,881
Avangrid, Inc.	569	20,308
Constellation Energy Corp.	2,199	432,543
Duke Energy Corp.	5,556	633,106
Edison International	4,228	367,963
Entergy Corp.	3,423	413,122
Evergy, Inc.	3,106	183,689
Eversource Energy	1,310	88,464
Exelon Corp.	10,880	414,419
FirstEnergy Corp.	1,881	82,613
IDACORP, Inc.	477	48,611
NextEra Energy, Inc.	4,054	326,388
NRG Energy, Inc.	2,717	230,972
OGE Energy Corp.	3,850	152,306
PG&E Corp.	26,987	531,644
Pinnacle West Capital Corp.	2,117	185,280
PPL Corp.	8,242	263,002
Southern Co.	5,449	470,794
Xcel Energy, Inc.	5,824	356,603
		5,965,873
Electrical Equipment — 0.7%
Acuity Brands, Inc.	582	148,235
AMETEK, Inc.	1,154	197,392
Atkore, Inc.	512	47,785
Eaton Corp. PLC	1,692	519,325
Emerson Electric Co.	1,852	195,182
GE Vernova, Inc.(1)	1,769	355,569
Generac Holdings, Inc.(1)	1,103	172,653
Hubbell, Inc.	345	137,972
NEXTracker, Inc., Class A(1)	4,183	170,123
nVent Electric PLC	1,048	71,222
Plug Power, Inc.(1)(2)	2,449	4,604
69

Avantis U.S. Large Cap Equity ETF
	Shares	Value
Regal Rexnord Corp.	156	$26,178
Rockwell Automation, Inc.	568	154,513
Sensata Technologies Holding PLC	332	12,799
Vertiv Holdings Co.	4,791	397,797
		2,611,349
Electronic Equipment, Instruments and Components — 1.1%
Amphenol Corp., Class A	7,066	476,602
Arrow Electronics, Inc.(1)	1,767	238,686
Badger Meter, Inc.	368	76,154
CDW Corp.	1,176	265,353
Cognex Corp.	1,664	67,192
Coherent Corp.(1)	1,099	85,667
Corning, Inc.	8,353	349,573
Fabrinet(1)	569	138,637
Flex Ltd.(1)	10,236	332,568
Insight Enterprises, Inc.(1)	1,033	224,233
IPG Photonics Corp.(1)	52	3,555
Jabil, Inc.	3,262	356,471
Keysight Technologies, Inc.(1)	1,625	250,445
Littelfuse, Inc.	336	91,459
Novanta, Inc.(1)	184	33,723
TD SYNNEX Corp.	1,311	159,182
TE Connectivity Ltd.	4,477	687,667
Teledyne Technologies, Inc.(1)	287	124,214
Trimble, Inc.(1)	1,333	75,568
Vontier Corp.	1,271	44,523
Zebra Technologies Corp., Class A(1)	286	98,779
		4,180,251
Energy Equipment and Services — 0.7%
Baker Hughes Co.	18,653	656,026
ChampionX Corp.	6,223	193,722
Halliburton Co.	18,723	582,098
Noble Corp. PLC	1,927	73,515
NOV, Inc.	4,978	88,459
Schlumberger NV	8,914	392,127
TechnipFMC PLC	13,143	352,758
Tidewater, Inc.(1)	602	53,397
Valaris Ltd.(1)	660	40,300
Weatherford International PLC	2,396	251,436
		2,683,838
Entertainment — 0.9%
Atlanta Braves Holdings, Inc., Class C(1)	26	1,115
Electronic Arts, Inc.	1,714	260,220
Liberty Media Corp.-Liberty Formula One, Class A(1)	102	7,203
Liberty Media Corp.-Liberty Formula One, Class C(1)	1,508	117,699
Live Nation Entertainment, Inc.(1)	709	69,248
Netflix, Inc.(1)	2,592	1,817,899
ROBLOX Corp., Class A(1)	626	27,538
Roku, Inc.(1)	677	45,880
Spotify Technology SA(1)	598	205,042
Take-Two Interactive Software, Inc.(1)	605	97,835
TKO Group Holdings, Inc.	175	20,690
Walt Disney Co.	7,668	693,034
Warner Bros Discovery, Inc.(1)	10,159	79,647
		3,443,050
70

Avantis U.S. Large Cap Equity ETF
	Shares	Value
Financial Services — 3.0%
Affirm Holdings, Inc.(1)	1,349	$59,369
Apollo Global Management, Inc.	4,233	489,885
Berkshire Hathaway, Inc., Class B(1)	6,136	2,920,245
Block, Inc.(1)	3,337	220,509
Corebridge Financial, Inc.	7,616	225,129
Corpay, Inc.(1)	449	141,682
Enact Holdings, Inc.	167	5,937
Equitable Holdings, Inc.	8,677	368,946
Essent Group Ltd.	2,306	148,253
Euronet Worldwide, Inc.(1)	62	6,690
Fidelity National Information Services, Inc.	3,187	262,768
Fiserv, Inc.(1)	1,475	257,535
Global Payments, Inc.	428	47,512
Jack Henry & Associates, Inc.	870	150,536
Jackson Financial, Inc., Class A	2,710	243,819
Mastercard, Inc., Class A	5,458	2,638,070
MGIC Investment Corp.	6,969	177,222
Mr. Cooper Group, Inc.(1)	882	82,740
PayPal Holdings, Inc.(1)	10,442	756,314
Radian Group, Inc.	164	5,929
Remitly Global, Inc.(1)	449	6,129
Shift4 Payments, Inc., Class A(1)	137	11,385
Toast, Inc., Class A(1)	2,373	58,993
Visa, Inc., Class A	8,175	2,259,325
Voya Financial, Inc.	1,628	115,311
WEX, Inc.(1)	301	57,497
		11,717,730
Food Products — 0.8%
Archer-Daniels-Midland Co.	9,152	558,180
Bunge Global SA	3,902	395,585
Campbell Soup Co.	797	39,627
Conagra Brands, Inc.	1,238	38,626
Darling Ingredients, Inc.(1)	2,083	86,924
Flowers Foods, Inc.	459	10,667
Freshpet, Inc.(1)	477	64,872
General Mills, Inc.	2,169	156,797
Hershey Co.	1,905	367,779
Hormel Foods Corp.	2,550	83,002
Ingredion, Inc.	2,036	273,455
J.M. Smucker Co.	447	51,262
Kellanova	1,447	116,643
Kraft Heinz Co.	5,943	210,560
Lamb Weston Holdings, Inc.	1,201	74,366
Lancaster Colony Corp.	379	64,718
McCormick & Co., Inc.	678	54,260
Mondelez International, Inc., Class A	5,399	387,702
Pilgrim's Pride Corp.(1)	1,408	65,585
Post Holdings, Inc.(1)	123	14,240
Tyson Foods, Inc., Class A	3,089	198,654
WK Kellogg Co.	53	910
		3,314,414
Gas Utilities — 0.1%
Atmos Energy Corp.	1,529	199,901
71

Avantis U.S. Large Cap Equity ETF
	Shares	Value
National Fuel Gas Co.	863	$51,573
Southwest Gas Holdings, Inc.	1,323	96,209
UGI Corp.	112	2,790
		350,473
Ground Transportation — 1.4%
Avis Budget Group, Inc.	58	4,755
CSX Corp.	31,674	1,085,468
JB Hunt Transport Services, Inc.	1,780	308,296
Knight-Swift Transportation Holdings, Inc.	1,459	76,422
Landstar System, Inc.	858	156,636
Lyft, Inc., Class A(1)	1,403	16,373
Norfolk Southern Corp.	2,728	698,805
Old Dominion Freight Line, Inc.	2,766	533,285
Ryder System, Inc.	1,329	193,024
Saia, Inc.(1)	542	203,700
Schneider National, Inc., Class B	304	8,241
Uber Technologies, Inc.(1)	5,615	410,625
U-Haul Holding Co.(1)	50	3,551
U-Haul Holding Co.	1,788	122,210
Union Pacific Corp.	6,820	1,746,534
XPO, Inc.(1)	1,061	121,612
		5,689,537
Health Care Equipment and Supplies — 1.7%
Abbott Laboratories	7,205	816,110
Align Technology, Inc.(1)	781	185,269
Baxter International, Inc.	2,363	89,652
Becton Dickinson & Co.	981	237,804
Boston Scientific Corp.(1)	6,092	498,265
Cooper Cos., Inc.(1)	1,779	188,094
Dentsply Sirona, Inc.	903	22,837
Dexcom, Inc.(1)	2,813	195,054
Edwards Lifesciences Corp.(1)	4,995	349,450
Embecta Corp.	60	980
Envista Holdings Corp.(1)	5	91
GE HealthCare Technologies, Inc.	1,716	145,551
Glaukos Corp.(1)	433	57,974
Globus Medical, Inc., Class A(1)	1,307	95,019
Hologic, Inc.(1)	1,626	132,096
IDEXX Laboratories, Inc.(1)	1,085	522,243
Inspire Medical Systems, Inc.(1)	56	10,070
Insulet Corp.(1)	449	91,044
Intuitive Surgical, Inc.(1)	1,424	701,505
Lantheus Holdings, Inc.(1)	2,819	300,139
Masimo Corp.(1)	619	72,745
Medtronic PLC	5,884	521,205
Merit Medical Systems, Inc.(1)	440	42,539
Penumbra, Inc.(1)	141	28,527
QuidelOrtho Corp.(1)	114	4,817
ResMed, Inc.	1,190	291,574
Solventum Corp.(1)	590	37,825
STERIS PLC	594	143,213
Stryker Corp.	1,305	470,348
Teleflex, Inc.	473	115,965
TransMedics Group, Inc.(1)	192	32,268
72

Avantis U.S. Large Cap Equity ETF
	Shares	Value
Zimmer Biomet Holdings, Inc.	1,875	$216,488
		6,616,761
Health Care Providers and Services — 1.6%
Acadia Healthcare Co., Inc.(1)	767	62,840
agilon health, Inc.(1)	480	1,958
Cardinal Health, Inc.	1,124	126,697
Cencora, Inc.	1,575	377,323
Centene Corp.(1)	5,019	395,648
Chemed Corp.	161	94,373
Cigna Group	1,019	368,684
CorVel Corp.(1)	9	2,887
CVS Health Corp.	3,971	227,300
DaVita, Inc.(1)	396	59,764
Elevance Health, Inc.	1,389	773,520
Encompass Health Corp.	1,320	122,826
Ensign Group, Inc.	1,286	194,649
HCA Healthcare, Inc.	685	270,979
HealthEquity, Inc.(1)	381	30,312
Henry Schein, Inc.(1)	601	42,401
Hims & Hers Health, Inc.(1)	38	560
Humana, Inc.	716	253,801
Labcorp Holdings, Inc.	605	139,084
McKesson Corp.	483	271,002
Molina Healthcare, Inc.(1)	1,042	364,481
Option Care Health, Inc.(1)	490	15,690
Quest Diagnostics, Inc.	357	56,038
Tenet Healthcare Corp.(1)	563	93,368
UnitedHealth Group, Inc.	2,708	1,598,262
Universal Health Services, Inc., Class B	1,160	276,045
		6,220,492
Health Care Technology — 0.0%
Doximity, Inc., Class A(1)	88	3,236
Veeva Systems, Inc., Class A(1)	954	206,484
		209,720
Hotels, Restaurants and Leisure — 1.7%
Airbnb, Inc., Class A(1)	2,273	266,646
Aramark	1,787	65,458
Booking Holdings, Inc.	117	457,380
Boyd Gaming Corp.	93	5,582
Caesars Entertainment, Inc.(1)	288	10,840
Carnival Corp.(1)	22,289	367,768
Cava Group, Inc.(1)	530	60,441
Chipotle Mexican Grill, Inc.(1)	17,482	980,390
Choice Hotels International, Inc.	425	54,226
Churchill Downs, Inc.	699	97,140
Darden Restaurants, Inc.	2,450	387,467
Domino's Pizza, Inc.	158	65,445
DoorDash, Inc., Class A(1)	1,542	198,471
DraftKings, Inc., Class A(1)	836	28,842
Dutch Bros, Inc., Class A(1)	902	27,962
Expedia Group, Inc.(1)	1,047	145,627
Hilton Worldwide Holdings, Inc.	921	202,288
Hyatt Hotels Corp., Class A	154	23,396
Las Vegas Sands Corp.	7,425	289,501
73

Avantis U.S. Large Cap Equity ETF
	Shares	Value
Light & Wonder, Inc., Class A(1)	778	$85,440
Marriott International, Inc., Class A	785	184,232
McDonald's Corp.	2,271	655,547
MGM Resorts International(1)	1,440	54,130
Norwegian Cruise Line Holdings Ltd.(1)	13,351	238,849
Planet Fitness, Inc., Class A(1)	360	29,236
Red Rock Resorts, Inc., Class A	780	45,458
Royal Caribbean Cruises Ltd.(1)	5,252	864,584
Six Flags Entertainment Corp.	150	6,567
Starbucks Corp.	3,500	330,995
Texas Roadhouse, Inc.	2,005	338,344
Vail Resorts, Inc.	221	40,156
Wingstop, Inc.	161	62,164
Wyndham Hotels & Resorts, Inc.	567	44,623
Wynn Resorts Ltd.	395	30,368
Yum! Brands, Inc.	1,147	154,753
		6,900,316
Household Durables — 1.0%
DR Horton, Inc.	3,309	624,607
Garmin Ltd.	2,011	368,596
Installed Building Products, Inc.	539	119,825
KB Home	2,116	177,130
Lennar Corp., B Shares	190	32,078
Lennar Corp., Class A	4,357	793,235
Meritage Homes Corp.	498	98,639
Mohawk Industries, Inc.(1)	1,376	213,473
NVR, Inc.(1)	51	467,795
PulteGroup, Inc.	4,118	542,135
SharkNinja, Inc.	848	81,255
Taylor Morrison Home Corp.(1)	1,504	101,264
Tempur Sealy International, Inc.	2,025	106,171
Toll Brothers, Inc.	2,007	289,149
TopBuild Corp.(1)	341	134,020
		4,149,372
Household Products — 0.9%
Church & Dwight Co., Inc.	1,869	190,414
Clorox Co.	1,494	236,515
Colgate-Palmolive Co.	7,896	840,924
Kimberly-Clark Corp.	4,241	613,503
Procter & Gamble Co.	9,552	1,638,550
Spectrum Brands Holdings, Inc.	20	1,886
		3,521,792
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp.	20,036	343,217
Clearway Energy, Inc., Class C	854	24,732
Vistra Corp.	4,257	363,675
		731,624
Industrial Conglomerates — 0.3%
3M Co.	5,016	675,605
Honeywell International, Inc.	2,646	550,130
		1,225,735
Insurance — 3.9%
Aflac, Inc.	7,328	808,718
Allstate Corp.	4,200	793,548
74

Avantis U.S. Large Cap Equity ETF
	Shares	Value
American Financial Group, Inc.	1,770	$236,507
American International Group, Inc.	11,702	901,639
Aon PLC, Class A	662	227,543
Arch Capital Group Ltd.(1)	6,298	712,241
Arthur J Gallagher & Co.	694	203,044
Assurant, Inc.	877	172,199
Assured Guaranty Ltd.	40	3,203
Axis Capital Holdings Ltd.	2,659	212,401
Brown & Brown, Inc.	563	59,188
Chubb Ltd.	3,634	1,032,710
Cincinnati Financial Corp.	1,902	260,631
CNA Financial Corp.	317	16,459
Erie Indemnity Co., Class A	251	127,566
Everest Group Ltd.	876	343,602
Fidelity National Financial, Inc.	5,512	324,988
First American Financial Corp.	954	60,865
Globe Life, Inc.	2,305	242,140
Hartford Financial Services Group, Inc.	7,055	819,085
Kinsale Capital Group, Inc.	372	182,685
Lincoln National Corp.	1,784	57,266
Loews Corp.	2,976	243,853
Markel Group, Inc.(1)	313	501,013
Marsh & McLennan Cos., Inc.	1,719	391,090
MetLife, Inc.	10,666	826,402
Old Republic International Corp.	5,055	181,323
Primerica, Inc.	1,057	278,234
Principal Financial Group, Inc.	4,555	370,868
Progressive Corp.	6,800	1,714,960
Prudential Financial, Inc.	6,212	752,646
Reinsurance Group of America, Inc.	1,452	320,544
RenaissanceRe Holdings Ltd.	1,206	307,277
RLI Corp.	572	88,145
Ryan Specialty Holdings, Inc.	682	44,078
Selective Insurance Group, Inc.	929	84,520
Travelers Cos., Inc.	4,362	994,841
Unum Group	3,405	188,943
W.R. Berkley Corp.	4,677	279,217
Willis Towers Watson PLC	233	68,062
		15,434,244
Interactive Media and Services — 5.2%
Alphabet, Inc., Class A	38,838	6,345,352
Alphabet, Inc., Class C	32,052	5,292,106
Match Group, Inc.(1)	753	28,019
Meta Platforms, Inc., Class A	17,153	8,942,030
Pinterest, Inc., Class A(1)	3,170	101,567
Snap, Inc., Class A(1)	2,085	19,474
ZoomInfo Technologies, Inc.(1)	463	4,579
		20,733,127
IT Services — 1.2%
Accenture PLC, Class A	3,736	1,277,525
Akamai Technologies, Inc.(1)	1,452	147,872
Amdocs Ltd.	1,197	104,103
Cloudflare, Inc., Class A(1)	1,740	142,924
Cognizant Technology Solutions Corp., Class A	6,153	478,519
75

Avantis U.S. Large Cap Equity ETF
	Shares	Value
DXC Technology Co.(1)	74	$1,530
EPAM Systems, Inc.(1)	723	145,149
Gartner, Inc.(1)	725	356,671
Globant SA(1)	302	61,076
GoDaddy, Inc., Class A(1)	1,681	281,416
International Business Machines Corp.	5,459	1,103,428
Kyndryl Holdings, Inc.(1)	6,949	164,622
MongoDB, Inc.(1)	396	115,153
Okta, Inc.(1)	948	74,636
Snowflake, Inc., Class A(1)	1,704	194,648
Twilio, Inc., Class A(1)	1,549	97,215
VeriSign, Inc.(1)	476	87,536
		4,834,023
Leisure Products — 0.1%
Brunswick Corp.	958	75,730
Hasbro, Inc.	1,265	86,222
Mattel, Inc.(1)	5,309	100,765
		262,717
Life Sciences Tools and Services — 0.8%
10X Genomics, Inc., Class A(1)	150	3,503
Agilent Technologies, Inc.	1,979	282,839
Avantor, Inc.(1)	2,226	57,520
Bio-Rad Laboratories, Inc., Class A(1)	142	47,899
Bio-Techne Corp.	1,252	92,635
Bruker Corp.	1,607	107,974
Charles River Laboratories International, Inc.(1)	264	52,206
Danaher Corp.	2,364	636,649
Illumina, Inc.(1)	1,184	155,578
IQVIA Holdings, Inc.(1)	752	189,166
Medpace Holdings, Inc.(1)	324	115,108
Mettler-Toledo International, Inc.(1)	113	162,616
Repligen Corp.(1)	199	30,035
Revvity, Inc.	782	95,826
Thermo Fisher Scientific, Inc.	1,275	784,214
Waters Corp.(1)	575	199,151
West Pharmaceutical Services, Inc.	648	203,232
		3,216,151
Machinery — 2.4%
AGCO Corp.	1,719	156,498
Allison Transmission Holdings, Inc.	690	63,998
Caterpillar, Inc.	5,913	2,105,619
Chart Industries, Inc.(1)	179	21,910
Crane Co.	352	55,750
Cummins, Inc.	2,686	840,315
Deere & Co.	3,328	1,283,743
Donaldson Co., Inc.	3,376	245,537
Dover Corp.	657	122,222
Esab Corp.	291	30,546
Federal Signal Corp.	803	75,875
Flowserve Corp.	1,347	67,188
Fortive Corp.	861	64,058
Graco, Inc.	2,530	210,876
IDEX Corp.	486	100,349
Illinois Tool Works, Inc.	1,959	495,980
76

Avantis U.S. Large Cap Equity ETF
	Shares	Value
Ingersoll Rand, Inc.	2,212	$202,287
ITT, Inc.	1,075	149,662
Lincoln Electric Holdings, Inc.	1,203	232,913
Middleby Corp.(1)	397	55,826
Mueller Industries, Inc.	3,014	219,148
Nordson Corp.	138	35,405
Oshkosh Corp.	892	96,256
Otis Worldwide Corp.	1,756	166,276
PACCAR, Inc.	9,240	888,703
Parker-Hannifin Corp.	505	303,101
Pentair PLC	640	56,762
RBC Bearings, Inc.(1)	194	57,783
Snap-on, Inc.	879	249,407
SPX Technologies, Inc.(1)	378	61,667
Stanley Black & Decker, Inc.	753	77,077
Symbotic, Inc.(1)(2)	90	1,728
Timken Co.	1,508	127,471
Toro Co.	1,336	123,714
Watts Water Technologies, Inc., Class A	272	53,502
Westinghouse Air Brake Technologies Corp.	906	153,630
Xylem, Inc.	1,248	171,637
		9,424,419
Marine Transportation — 0.0%
Kirby Corp.(1)	1,312	157,335
Media — 0.7%
Charter Communications, Inc., Class A(1)	538	186,976
Comcast Corp., Class A	36,879	1,459,302
EchoStar Corp., Class A(1)	2,707	50,188
Fox Corp., Class A	4,045	167,342
Fox Corp., Class B	1,937	74,439
Interpublic Group of Cos., Inc.	1,390	45,328
Liberty Broadband Corp., Class A(1)	101	6,186
Liberty Broadband Corp., Class C(1)	781	48,719
Liberty Media Corp.-Liberty SiriusXM, Class C(1)	86	2,049
New York Times Co., Class A	2,082	114,364
News Corp., Class A	4,482	126,975
News Corp., Class B	1,171	34,463
Nexstar Media Group, Inc., Class A	233	39,815
Omnicom Group, Inc.	718	72,109
Paramount Global, Class B	1,913	20,029
Sirius XM Holdings, Inc.	158	520
Trade Desk, Inc., Class A(1)	1,891	197,666
		2,646,470
Metals and Mining — 0.9%
Alcoa Corp.	3,583	115,014
ATI, Inc.(1)	4,289	273,981
Carpenter Technology Corp.	1,075	155,628
Cleveland-Cliffs, Inc.(1)	13,295	173,633
Commercial Metals Co.	2,714	145,443
Freeport-McMoRan, Inc.	18,052	799,343
Newmont Corp.	2,375	126,801
Nucor Corp.	4,472	679,341
Reliance, Inc.	1,007	288,657
Royal Gold, Inc.	915	128,256
77

Avantis U.S. Large Cap Equity ETF
	Shares	Value
Steel Dynamics, Inc.	3,751	$448,282
U.S. Steel Corp.	3,440	130,410
		3,464,789
Multi-Utilities — 0.6%
Ameren Corp.	3,581	295,468
CenterPoint Energy, Inc.	2,943	80,344
CMS Energy Corp.	3,806	258,275
Consolidated Edison, Inc.	3,305	335,656
Dominion Energy, Inc.	3,604	201,464
DTE Energy Co.	2,372	296,547
NiSource, Inc.	3,212	106,189
Public Service Enterprise Group, Inc.	5,257	424,503
Sempra	3,679	302,340
WEC Energy Group, Inc.	1,655	153,965
		2,454,751
Oil, Gas and Consumable Fuels — 6.1%
Antero Midstream Corp.	8,500	126,395
Antero Resources Corp.(1)	5,066	136,731
APA Corp.	6,368	181,424
Cheniere Energy, Inc.	4,631	857,939
Chesapeake Energy Corp.	2,597	193,451
Chevron Corp.	17,528	2,593,268
Chord Energy Corp.	1,835	272,369
Civitas Resources, Inc.	3,231	198,157
ConocoPhillips	14,848	1,689,554
Coterra Energy, Inc.	16,966	412,783
Devon Energy Corp.	15,280	684,238
Diamondback Energy, Inc.	4,322	843,265
DT Midstream, Inc.	1,542	121,186
EnLink Midstream LLC(1)	7,721	110,874
EOG Resources, Inc.	9,425	1,214,128
EQT Corp.	11,239	376,619
Exxon Mobil Corp.	36,489	4,303,513
Hess Corp.	5,864	809,584
Hess Midstream LP, Class A	2,513	93,861
HF Sinclair Corp.	4,243	208,501
Kinder Morgan, Inc.	16,291	351,397
Magnolia Oil & Gas Corp., Class A	4,011	102,722
Marathon Oil Corp.	16,658	477,252
Marathon Petroleum Corp.	6,096	1,079,723
Matador Resources Co.	3,668	208,049
Murphy Oil Corp.	4,537	169,139
New Fortress Energy, Inc.	1,255	15,462
Occidental Petroleum Corp.	12,507	712,649
ONEOK, Inc.	7,681	709,417
Ovintiv, Inc.	7,845	336,001
PBF Energy, Inc., Class A	2,267	77,214
Permian Resources Corp.	16,410	233,678
Phillips 66	6,523	915,242
Range Resources Corp.	5,304	158,484
SM Energy Co.	1,588	72,460
Southwestern Energy Co.(1)	22,054	140,705
Targa Resources Corp.	6,067	891,242
Texas Pacific Land Corp.	419	364,065
78

Avantis U.S. Large Cap Equity ETF
	Shares	Value
Valero Energy Corp.	5,770	$846,632
Viper Energy, Inc.	1,258	59,881
Williams Cos., Inc.	21,396	979,295
		24,328,549
Paper and Forest Products — 0.0%
Louisiana-Pacific Corp.	2,014	195,459
Passenger Airlines — 0.4%
Alaska Air Group, Inc.(1)	2,814	101,613
American Airlines Group, Inc.(1)	2,060	21,877
Delta Air Lines, Inc.	15,795	671,130
Southwest Airlines Co.	11,551	334,055
United Airlines Holdings, Inc.(1)	9,497	418,248
		1,546,923
Personal Care Products — 0.1%
BellRing Brands, Inc.(1)	454	25,392
Coty, Inc., Class A(1)	175	1,642
elf Beauty, Inc.(1)	194	29,059
Estee Lauder Cos., Inc., Class A	1,441	132,082
Kenvue, Inc.	8,783	192,787
		380,962
Pharmaceuticals — 2.9%
AstraZeneca PLC, ADR	1,187	104,005
Bristol-Myers Squibb Co.	13,598	679,220
Catalent, Inc.(1)	1,923	117,226
Elanco Animal Health, Inc.(1)	4,493	69,507
Eli Lilly & Co.	4,268	4,097,365
Intra-Cellular Therapies, Inc.(1)	622	45,580
Jazz Pharmaceuticals PLC(1)	1,379	159,936
Johnson & Johnson	16,895	2,802,205
Merck & Co., Inc.	13,766	1,630,583
Organon & Co.	3,265	72,973
Pfizer, Inc.	23,553	683,272
Royalty Pharma PLC, Class A	3,980	115,539
Viatris, Inc.	27,637	333,855
Zoetis, Inc.	3,183	584,049
		11,495,315
Professional Services — 0.9%
Alight, Inc., Class A(1)	1,045	7,796
Automatic Data Processing, Inc.	4,014	1,107,503
Booz Allen Hamilton Holding Corp.	805	127,818
Broadridge Financial Solutions, Inc.	800	170,288
CACI International, Inc., Class A(1)	72	35,145
Concentrix Corp.	34	2,558
Dayforce, Inc.(1)	207	11,834
Equifax, Inc.	334	102,581
ExlService Holdings, Inc.(1)	814	29,744
Exponent, Inc.	1,338	144,865
FTI Consulting, Inc.(1)	343	78,310
Genpact Ltd.	603	23,656
Jacobs Solutions, Inc.	276	41,643
KBR, Inc.	740	51,326
Leidos Holdings, Inc.	605	95,899
Maximus, Inc.	139	12,824
Parsons Corp.(1)	351	33,506
79

Avantis U.S. Large Cap Equity ETF
	Shares	Value
Paychex, Inc.	4,433	$581,610
Paycom Software, Inc.	1,310	213,242
Paylocity Holding Corp.(1)	313	50,518
Robert Half, Inc.	2,748	172,217
Science Applications International Corp.	114	14,887
SS&C Technologies Holdings, Inc.	550	41,300
TransUnion	737	71,349
TriNet Group, Inc.	309	31,774
Verisk Analytics, Inc.	1,721	469,523
		3,723,716
Real Estate Management and Development — 0.2%
CBRE Group, Inc., Class A(1)	1,909	219,802
CoStar Group, Inc.(1)	2,360	182,428
Jones Lang LaSalle, Inc.(1)	766	195,506
Zillow Group, Inc., Class A(1)	389	20,785
Zillow Group, Inc., Class C(1)	1,156	63,927
		682,448
Semiconductors and Semiconductor Equipment — 9.4%
Advanced Micro Devices, Inc.(1)	9,554	1,419,342
Allegro MicroSystems, Inc.(1)	938	23,009
Amkor Technology, Inc.	4,037	132,817
Analog Devices, Inc.	2,952	693,248
Applied Materials, Inc.	9,203	1,815,384
Astera Labs, Inc.(1)	919	39,572
Broadcom, Inc.	27,228	4,433,263
Cirrus Logic, Inc.(1)	1,181	172,060
Credo Technology Group Holding Ltd.(1)	99	3,456
Enphase Energy, Inc.(1)	947	114,625
Entegris, Inc.	842	97,562
First Solar, Inc.(1)	2,595	590,025
GLOBALFOUNDRIES, Inc.(1)	542	25,301
Intel Corp.	27,338	602,529
KLA Corp.	1,493	1,223,409
Lam Research Corp.	2,012	1,651,872
Lattice Semiconductor Corp.(1)	692	32,773
MACOM Technology Solutions Holdings, Inc.(1)	397	43,364
Marvell Technology, Inc.	5,124	390,654
Microchip Technology, Inc.	3,155	259,215
Micron Technology, Inc.	7,811	751,731
MKS Instruments, Inc.	343	40,896
Monolithic Power Systems, Inc.	323	301,902
NVIDIA Corp.	141,324	16,869,846
NXP Semiconductors NV	1,502	385,053
ON Semiconductor Corp.(1)	6,483	504,831
Onto Innovation, Inc.(1)	508	108,316
Qorvo, Inc.(1)	1,062	123,075
QUALCOMM, Inc.	13,724	2,405,817
Rambus, Inc.(1)	469	20,974
Skyworks Solutions, Inc.	3,422	375,017
SolarEdge Technologies, Inc.(1)	97	2,360
Teradyne, Inc.	2,173	297,114
Texas Instruments, Inc.	5,523	1,183,800
Universal Display Corp.	460	89,111
80

Avantis U.S. Large Cap Equity ETF
	Shares	Value
Wolfspeed, Inc.(1)	83	$809
		37,224,132
Software — 8.0%
Adobe, Inc.(1)	2,642	1,517,591
Altair Engineering, Inc., Class A(1)	247	22,319
ANSYS, Inc.(1)	524	168,424
Appfolio, Inc., Class A(1)	206	47,790
AppLovin Corp., Class A(1)	2,556	237,376
Aspen Technology, Inc.(1)	240	56,194
Atlassian Corp., Class A(1)	882	146,059
Aurora Innovation, Inc.(1)	2,479	11,577
Autodesk, Inc.(1)	1,279	330,494
Bentley Systems, Inc., Class B	920	47,352
Bill Holdings, Inc.(1)	419	22,861
Braze, Inc., Class A(1)	76	3,403
Cadence Design Systems, Inc.(1)	1,626	437,280
CCC Intelligent Solutions Holdings, Inc.(1)	1,935	20,859
Clearwater Analytics Holdings, Inc., Class A(1)	1,388	34,395
CommVault Systems, Inc.(1)	674	104,740
Confluent, Inc., Class A(1)	935	19,841
Crowdstrike Holdings, Inc., Class A(1)	1,334	369,891
Datadog, Inc., Class A(1)	1,655	192,410
DocuSign, Inc.(1)	2,743	162,413
Dolby Laboratories, Inc., Class A	528	37,678
Dropbox, Inc., Class A(1)	1,064	26,749
Dynatrace, Inc.(1)	1,573	79,625
Elastic NV(1)	436	33,219
Fair Isaac Corp.(1)	148	256,080
Fortinet, Inc.(1)	3,710	284,594
Gitlab, Inc., Class A(1)	645	30,573
Guidewire Software, Inc.(1)	450	66,946
HashiCorp, Inc., Class A(1)	170	5,770
HubSpot, Inc.(1)	309	154,213
Informatica, Inc., Class A(1)	174	4,334
Intuit, Inc.	1,630	1,027,324
Manhattan Associates, Inc.(1)	910	240,631
Marathon Digital Holdings, Inc.(1)	2,368	39,546
Microsoft Corp.	44,132	18,409,222
MicroStrategy, Inc., Class A(1)	1,119	148,178
Nutanix, Inc., Class A(1)	1,424	89,983
Oracle Corp.	9,558	1,350,450
Palantir Technologies, Inc., Class A(1)	12,121	381,569
Palo Alto Networks, Inc.(1)	1,929	699,687
Pegasystems, Inc.	834	59,114
Procore Technologies, Inc.(1)	471	27,916
PTC, Inc.(1)	685	122,677
Qualys, Inc.(1)	719	89,997
Roper Technologies, Inc.	613	339,853
Salesforce, Inc.	5,572	1,409,159
Samsara, Inc., Class A(1)	936	38,441
SentinelOne, Inc., Class A(1)	1,245	29,332
ServiceNow, Inc.(1)	1,200	1,026,000
Smartsheet, Inc., Class A(1)	656	32,013
SPS Commerce, Inc.(1)	266	53,131
81

Avantis U.S. Large Cap Equity ETF
	Shares	Value
Synopsys, Inc.(1)	875	$454,632
Tenable Holdings, Inc.(1)	302	12,467
Teradata Corp.(1)	189	5,337
Tyler Technologies, Inc.(1)	271	159,313
UiPath, Inc., Class A(1)	2,690	34,647
Unity Software, Inc.(1)	1,061	17,369
Varonis Systems, Inc.(1)	430	24,338
Vertex, Inc., Class A(1)	655	25,342
Workday, Inc., Class A(1)	1,232	324,250
Workiva, Inc.(1)	100	7,817
Zeta Global Holdings Corp., Class A(1)	83	2,192
Zoom Video Communications, Inc., Class A(1)	2,075	143,341
Zscaler, Inc.(1)	565	112,989
		31,871,307
Specialty Retail — 2.8%
Abercrombie & Fitch Co., Class A(1)	1,897	279,940
AutoNation, Inc.(1)	347	61,759
AutoZone, Inc.(1)	66	209,978
Bath & Body Works, Inc.	879	27,038
Best Buy Co., Inc.	5,417	543,867
Burlington Stores, Inc.(1)	1,783	478,272
CarMax, Inc.(1)	2,666	225,410
Carvana Co.(1)	453	68,231
Chewy, Inc., Class A(1)	867	24,753
Dick's Sporting Goods, Inc.	1,802	427,002
Five Below, Inc.(1)	821	61,928
Floor & Decor Holdings, Inc., Class A(1)	2,327	261,648
GameStop Corp., Class A(1)	4,015	94,031
Gap, Inc.	8,343	187,133
Home Depot, Inc.	6,265	2,308,652
Lithia Motors, Inc.	270	81,292
Lowe's Cos., Inc.	1,892	470,162
Murphy USA, Inc.	577	299,827
O'Reilly Automotive, Inc.(1)	233	263,283
Penske Automotive Group, Inc.	90	15,309
Ross Stores, Inc.	6,453	971,886
TJX Cos., Inc.	15,418	1,808,069
Tractor Supply Co.	2,607	697,503
Ulta Beauty, Inc.(1)	1,206	425,525
Valvoline, Inc.(1)	1,450	61,190
Wayfair, Inc., Class A(1)	268	11,403
Williams-Sonoma, Inc.	4,030	541,350
		10,906,441
Technology Hardware, Storage and Peripherals — 6.0%
Apple, Inc.	97,189	22,256,281
Dell Technologies, Inc., Class C	1,671	193,067
Hewlett Packard Enterprise Co.	17,571	340,350
HP, Inc.	5,767	208,650
NetApp, Inc.	2,238	270,171
Pure Storage, Inc., Class A(1)	3,106	159,307
Seagate Technology Holdings PLC	1,270	126,429
Super Micro Computer, Inc.(1)	298	130,435
Western Digital Corp.(1)	1,938	127,113
		23,811,803
82

Avantis U.S. Large Cap Equity ETF
	Shares	Value
Textiles, Apparel and Luxury Goods — 0.8%
Birkenstock Holding PLC(1)	103	$5,140
Crocs, Inc.(1)	2,091	305,641
Deckers Outdoor Corp.(1)	662	635,050
Levi Strauss & Co., Class A	3,142	60,546
Lululemon Athletica, Inc.(1)	2,000	518,940
NIKE, Inc., Class B	9,563	796,789
PVH Corp.	1,448	142,903
Ralph Lauren Corp.	1,140	195,236
Skechers USA, Inc., Class A(1)	3,145	215,370
Tapestry, Inc.	6,815	279,211
VF Corp.	1,557	28,353
		3,183,179
Tobacco — 0.2%
Altria Group, Inc.	6,070	326,384
Philip Morris International, Inc.	4,875	601,039
		927,423
Trading Companies and Distributors — 0.9%
Air Lease Corp.	1,355	62,696
Applied Industrial Technologies, Inc.	858	175,993
Beacon Roofing Supply, Inc.(1)	482	43,669
Boise Cascade Co.	840	113,921
Core & Main, Inc., Class A(1)	2,076	99,710
Fastenal Co.	10,551	720,422
Ferguson Enterprises, Inc.	529	108,821
FTAI Aviation Ltd.	2,372	303,165
SiteOne Landscape Supply, Inc.(1)	426	60,432
United Rentals, Inc.	845	626,365
Watsco, Inc.	405	192,545
WESCO International, Inc.	1,417	234,344
WW Grainger, Inc.	828	815,514
		3,557,597
Water Utilities — 0.0%
American Water Works Co., Inc.	904	129,381
Essential Utilities, Inc.	870	33,921
		163,302
Wireless Telecommunication Services — 0.3%
T-Mobile U.S., Inc.	5,354	1,063,947
TOTAL COMMON STOCKS (Cost $345,390,541)		395,500,920
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	216,380	216,380
State Street Navigator Securities Lending Government Money Market Portfolio(3)	4,995	4,995
TOTAL SHORT-TERM INVESTMENTS (Cost $221,375)		221,375
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $345,611,916)		395,722,295
OTHER ASSETS AND LIABILITIES — 0.1%		445,596
TOTAL NET ASSETS — 100.0%		$396,167,891

83

Avantis U.S. Large Cap Equity ETF

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $4,738. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $4,995.

See Notes to Financial Statements.
84

AUGUST 31, 2024

Avantis U.S. Large Cap Value ETF
	Shares	Value
COMMON STOCKS — 99.8%
Aerospace and Defense — 0.3%
BWX Technologies, Inc.	50,776	$5,229,928
Huntington Ingalls Industries, Inc.	29,409	8,315,983
		13,545,911
Air Freight and Logistics — 2.0%
Expeditors International of Washington, Inc.	119,036	14,690,233
FedEx Corp.	122,664	36,648,323
United Parcel Service, Inc., Class B	289,195	37,176,017
		88,514,573
Automobile Components — 0.4%
Autoliv, Inc.	64,367	6,595,686
BorgWarner, Inc.	133,439	4,546,267
Lear Corp.	45,449	5,301,626
		16,443,579
Automobiles — 1.4%
Ford Motor Co.	2,049,488	22,933,771
General Motors Co.	672,894	33,496,663
Harley-Davidson, Inc.	79,845	2,989,397
Thor Industries, Inc.	26,534	2,846,037
		62,265,868
Banks — 6.2%
Bank OZK	72,046	3,123,194
Comerica, Inc.	121,391	6,932,640
Commerce Bancshares, Inc.	62,975	4,027,881
Cullen/Frost Bankers, Inc.	36,472	4,093,253
East West Bancorp, Inc.	129,138	10,856,632
Fifth Third Bancorp	361,638	15,438,326
First Citizens BancShares, Inc., Class A	4,820	9,787,974
Huntington Bancshares, Inc.	812,929	12,169,547
JPMorgan Chase & Co.	545,345	122,593,556
Popular, Inc.	39,663	4,065,457
Synovus Financial Corp.	8,543	394,003
U.S. Bancorp	248,495	11,736,419
Webster Financial Corp.	7,969	377,970
Wells Fargo & Co.	787,208	46,028,052
Western Alliance Bancorp	69,126	5,646,212
Wintrust Financial Corp.	50,764	5,523,123
Zions Bancorp NA	129,443	6,415,195
		269,209,434
Beverages — 0.2%
Coca-Cola Consolidated, Inc.	5,756	7,726,854
Molson Coors Beverage Co., Class B	2,120	114,416
National Beverage Corp.	7,791	351,842
		8,193,112
Biotechnology — 1.1%
Gilead Sciences, Inc.	542,342	42,845,018
United Therapeutics Corp.(1)	12,839	4,667,618
		47,512,636
Broadline Retail — 3.0%
Amazon.com, Inc.(1)	444,669	79,373,416
Coupang, Inc.(1)	399,350	8,845,603
Dillard's, Inc., Class A	3,154	1,069,111
85

Avantis U.S. Large Cap Value ETF
	Shares	Value
eBay, Inc.	50,311	$2,973,380
Macy's, Inc.	275,589	4,290,921
MercadoLibre, Inc.(1)	16,225	33,450,434
		130,002,865
Building Products — 1.7%
A.O. Smith Corp.	30,058	2,516,456
AAON, Inc.	9,082	867,422
Advanced Drainage Systems, Inc.	72,144	11,309,293
Armstrong World Industries, Inc.	42,430	5,378,427
Builders FirstSource, Inc.(1)	18,081	3,146,094
Carlisle Cos., Inc.	42,441	17,986,496
Owens Corning	83,664	14,116,626
Simpson Manufacturing Co., Inc.	19,137	3,503,219
Trex Co., Inc.(1)	95,650	6,096,731
UFP Industries, Inc.	59,967	7,296,185
		72,216,949
Capital Markets — 1.6%
Ameriprise Financial, Inc.	69,031	31,025,293
Goldman Sachs Group, Inc.	21,079	10,755,560
Jefferies Financial Group, Inc.	150,516	9,023,434
LPL Financial Holdings, Inc.	363	81,435
Morgan Stanley	88,943	9,215,384
Northern Trust Corp.	71,443	6,516,316
Raymond James Financial, Inc.	34,073	4,074,109
		70,691,531
Chemicals — 2.1%
Cabot Corp.	39,289	4,129,667
CF Industries Holdings, Inc.	170,058	14,130,119
Chemours Co.	60,090	1,168,150
Dow, Inc.	402,270	21,553,626
LyondellBasell Industries NV, Class A	184,647	18,224,659
Mosaic Co.	285,705	8,162,592
NewMarket Corp.	7,039	4,038,767
Olin Corp.	125,075	5,462,025
RPM International, Inc.	107,340	12,478,275
Westlake Corp.	27,109	3,942,733
		93,290,613
Construction and Engineering — 0.7%
Comfort Systems USA, Inc.	24,200	8,555,184
Dycom Industries, Inc.(1)	3,887	683,957
EMCOR Group, Inc.	43,972	17,283,634
MDU Resources Group, Inc.	26,572	682,635
Valmont Industries, Inc.	9,527	2,722,435
		29,927,845
Construction Materials — 0.3%
Eagle Materials, Inc.	37,287	9,610,724
Martin Marietta Materials, Inc.	10,335	5,520,544
		15,131,268
Consumer Finance — 1.3%
Ally Financial, Inc.	260,544	11,252,896
Capital One Financial Corp.	131,816	19,367,725
OneMain Holdings, Inc.	125,620	6,206,884
Synchrony Financial	358,258	18,006,047
		54,833,552
86

Avantis U.S. Large Cap Value ETF
	Shares	Value
Consumer Staples Distribution & Retail — 6.8%
BJ's Wholesale Club Holdings, Inc.(1)	119,398	$9,547,064
Casey's General Stores, Inc.	30,863	11,181,974
Costco Wholesale Corp.	121,782	108,675,821
Dollar General Corp.	3,672	304,666
Dollar Tree, Inc.(1)	145,205	12,268,370
Kroger Co.	498,180	26,508,158
Sprouts Farmers Market, Inc.(1)	124,118	12,914,478
Target Corp.	254,591	39,110,269
Walmart, Inc.	960,382	74,170,302
		294,681,102
Containers and Packaging — 1.1%
Graphic Packaging Holding Co.	299,649	8,968,495
International Paper Co.	259,658	12,572,640
Packaging Corp. of America	74,564	15,624,141
Smurfit WestRock PLC	193,301	9,166,333
Sonoco Products Co.	64,160	3,629,531
		49,961,140
Distributors — 0.2%
Pool Corp.	23,781	8,361,875
Diversified Telecommunication Services — 2.5%
AT&T, Inc.	1,941,856	38,642,935
Frontier Communications Parent, Inc.(1)	226,938	6,535,814
Iridium Communications, Inc.	4,487	115,765
Verizon Communications, Inc.	1,475,067	61,628,299
		106,922,813
Electrical Equipment — 0.2%
Acuity Brands, Inc.	4,931	1,255,926
Atkore, Inc.	36,988	3,452,090
NEXTracker, Inc., Class A(1)	49,177	2,000,028
		6,708,044
Electronic Equipment, Instruments and Components — 0.8%
Arrow Electronics, Inc.(1)	38,203	5,160,461
Flex Ltd.(1)	238,367	7,744,544
Insight Enterprises, Inc.(1)	33,438	7,258,387
Jabil, Inc.	113,343	12,386,123
TD SYNNEX Corp.	20,939	2,542,413
		35,091,928
Energy Equipment and Services — 1.2%
Baker Hughes Co.	487,354	17,140,240
ChampionX Corp.	174,563	5,434,146
Halliburton Co.	371,289	11,543,375
Noble Corp. PLC	14,676	559,889
Patterson-UTI Energy, Inc.	26,909	247,832
TechnipFMC PLC	370,728	9,950,340
Weatherford International PLC	68,455	7,183,668
		52,059,490
Financial Services — 1.0%
Corebridge Financial, Inc.	134,483	3,975,318
Enact Holdings, Inc.	6,585	234,097
Equitable Holdings, Inc.	251,408	10,689,868
Essent Group Ltd.	33,569	2,158,151
Jackson Financial, Inc., Class A	64,418	5,795,687
MGIC Investment Corp.	246,709	6,273,810
87

Avantis U.S. Large Cap Value ETF
	Shares	Value
PayPal Holdings, Inc.(1)	83,778	$6,068,041
Radian Group, Inc.	2,419	87,447
Visa, Inc., Class A	38,031	10,510,627
		45,793,046
Food Products — 0.8%
Archer-Daniels-Midland Co.	170,087	10,373,606
Bunge Global SA	120,225	12,188,410
Darling Ingredients, Inc.(1)	1,174	48,991
Flowers Foods, Inc.	51,057	1,186,565
Hershey Co.	4,096	790,774
Ingredion, Inc.	68,026	9,136,572
Lamb Weston Holdings, Inc.	703	43,530
Pilgrim's Pride Corp.(1)	24,957	1,162,497
		34,930,945
Ground Transportation — 4.1%
CSX Corp.	1,088,023	37,286,548
JB Hunt Transport Services, Inc.	68,375	11,842,550
Landstar System, Inc.	36,495	6,662,527
Norfolk Southern Corp.	100,577	25,763,804
Old Dominion Freight Line, Inc.	86,380	16,654,064
Ryder System, Inc.	45,674	6,633,692
Saia, Inc.(1)	18,710	7,031,779
Schneider National, Inc., Class B	2,967	80,436
U-Haul Holding Co.(1)	8,888	631,226
U-Haul Holding Co.	61,931	4,232,984
Union Pacific Corp.	233,609	59,824,929
		176,644,539
Health Care Equipment and Supplies — 0.1%
Lantheus Holdings, Inc.(1)	42,537	4,528,914
Health Care Providers and Services — 0.7%
Centene Corp.(1)	174,225	13,734,157
Ensign Group, Inc.	38,600	5,842,496
Molina Healthcare, Inc.(1)	28,037	9,807,062
		29,383,715
Hotels, Restaurants and Leisure — 2.2%
Boyd Gaming Corp.	61,368	3,683,308
Carnival Corp.(1)	653,566	10,783,839
Chipotle Mexican Grill, Inc.(1)	421,328	23,628,074
Darden Restaurants, Inc.	68,213	10,787,886
Las Vegas Sands Corp.	150,200	5,856,298
Norwegian Cruise Line Holdings Ltd.(1)	417,899	7,476,213
Royal Caribbean Cruises Ltd.(1)	147,140	24,222,187
Texas Roadhouse, Inc.	60,007	10,126,181
		96,563,986
Household Durables — 1.9%
Installed Building Products, Inc.	18,469	4,105,843
KB Home	61,987	5,188,932
Lennar Corp., B Shares	5,136	867,111
Lennar Corp., Class A	129,296	23,539,630
Mohawk Industries, Inc.(1)	39,960	6,199,394
NVR, Inc.(1)	1,885	17,290,087
PulteGroup, Inc.	129,813	17,089,882
Toll Brothers, Inc.	67,687	9,751,666
		84,032,545
88

Avantis U.S. Large Cap Value ETF
	Shares	Value
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp.	685,082	$11,735,455
Insurance — 7.2%
Aflac, Inc.	88,900	9,811,004
Allstate Corp.	60,873	11,501,345
American Financial Group, Inc.	58,068	7,759,046
American International Group, Inc.	385,265	29,684,668
Arch Capital Group Ltd.(1)	169,064	19,119,448
Axis Capital Holdings Ltd.	86,455	6,906,025
CNA Financial Corp.	15,954	828,332
Everest Group Ltd.	30,002	11,767,985
F&G Annuities & Life, Inc.	4,219	192,766
Fidelity National Financial, Inc.	130,207	7,677,005
Globe Life, Inc.	53,499	5,620,070
Hartford Financial Services Group, Inc.	240,446	27,915,781
Kinsale Capital Group, Inc.	857	420,864
Markel Group, Inc.(1)	6,927	11,087,910
MetLife, Inc.	303,537	23,518,047
Old Republic International Corp.	72,642	2,605,669
Primerica, Inc.	37,128	9,773,203
Principal Financial Group, Inc.	97,833	7,965,563
Progressive Corp.	136,186	34,346,109
Prudential Financial, Inc.	189,877	23,005,497
Reinsurance Group of America, Inc.	47,954	10,586,325
RenaissanceRe Holdings Ltd.	31,846	8,114,042
Travelers Cos., Inc.	149,588	34,116,535
Unum Group	111,814	6,204,559
W.R. Berkley Corp.	14,634	873,650
		311,401,448
Interactive Media and Services — 5.5%
Alphabet, Inc., Class A	359,044	58,660,609
Alphabet, Inc., Class C	298,140	49,225,895
Meta Platforms, Inc., Class A	252,189	131,468,648
		239,355,152
IT Services — 0.1%
DXC Technology Co.(1)	4,496	92,932
Kyndryl Holdings, Inc.(1)	140,564	3,329,961
		3,422,893
Leisure Products — 0.2%
Brunswick Corp.	55,918	4,420,318
Mattel, Inc.(1)	166,861	3,167,022
Polaris, Inc.	33,754	2,857,276
		10,444,616
Machinery — 4.7%
AGCO Corp.	62,327	5,674,250
Caterpillar, Inc.	189,830	67,598,463
Cummins, Inc.	87,306	27,313,682
Deere & Co.	117,948	45,497,261
Donaldson Co., Inc.	116,500	8,473,045
Graco, Inc.	995	82,933
Lincoln Electric Holdings, Inc.	38,717	7,495,998
Mueller Industries, Inc.	120,474	8,759,665
PACCAR, Inc.	312,809	30,085,970
Snap-on, Inc.	5,415	1,536,452
89

Avantis U.S. Large Cap Value ETF
	Shares	Value
Timken Co.	42,124	$3,560,742
		206,078,461
Media — 1.4%
Comcast Corp., Class A	1,323,051	52,353,128
EchoStar Corp., Class A(1)	19,625	363,847
Fox Corp., Class A	166,594	6,891,994
Fox Corp., Class B	84,663	3,253,599
		62,862,568
Metals and Mining — 1.6%
Alpha Metallurgical Resources, Inc.	3,457	826,741
ATI, Inc.(1)	119,736	7,648,736
Cleveland-Cliffs, Inc.(1)	506,683	6,617,280
Commercial Metals Co.	110,195	5,905,350
Nucor Corp.	158,048	24,009,072
Reliance, Inc.	9,146	2,621,701
Steel Dynamics, Inc.	130,029	15,539,766
U.S. Steel Corp.	136,726	5,183,282
		68,351,928
Oil, Gas and Consumable Fuels — 13.6%
Antero Midstream Corp.	201,047	2,989,569
Antero Resources Corp.(1)	7,312	197,351
APA Corp.	250,787	7,144,922
Cheniere Energy, Inc.	123,274	22,837,741
Chesapeake Energy Corp.	79,747	5,940,354
Chevron Corp.	432,187	63,942,067
Chord Energy Corp.	49,821	7,394,931
Civitas Resources, Inc.	96,252	5,903,135
ConocoPhillips	386,332	43,960,718
Coterra Energy, Inc.	511,175	12,436,888
Devon Energy Corp.	424,080	18,990,302
Diamondback Energy, Inc.	112,091	21,870,075
EnLink Midstream LLC(1)	214,236	3,076,429
EOG Resources, Inc.	241,713	31,137,469
EQT Corp.	259,599	8,699,162
Exxon Mobil Corp.	867,197	102,277,214
Hess Corp.	155,743	21,501,878
Hess Midstream LP, Class A	65,335	2,440,262
HF Sinclair Corp.	122,247	6,007,217
Magnolia Oil & Gas Corp., Class A	119,687	3,065,184
Marathon Oil Corp.	464,152	13,297,955
Marathon Petroleum Corp.	161,012	28,518,445
Matador Resources Co.	103,444	5,867,344
Murphy Oil Corp.	132,545	4,941,278
New Fortress Energy, Inc.	64,764	797,892
Occidental Petroleum Corp.	334,816	19,077,816
ONEOK, Inc.	7,960	735,186
Ovintiv, Inc.	224,768	9,626,813
PBF Energy, Inc., Class A	77,047	2,624,221
Permian Resources Corp.	454,015	6,465,174
Phillips 66	177,262	24,871,631
Range Resources Corp.	159,170	4,756,000
SM Energy Co.	112,361	5,127,032
Southwestern Energy Co.(1)	538,428	3,435,171
Targa Resources Corp.	161,442	23,715,830
90

Avantis U.S. Large Cap Value ETF
	Shares	Value
Texas Pacific Land Corp.	9,648	$8,383,051
Valero Energy Corp.	69,695	10,226,347
Williams Cos., Inc.	581,827	26,630,222
		590,910,276
Paper and Forest Products — 0.1%
Louisiana-Pacific Corp.	57,023	5,534,082
Passenger Airlines — 1.1%
Alaska Air Group, Inc.(1)	105,927	3,825,024
Delta Air Lines, Inc.	422,616	17,956,954
Southwest Airlines Co.	438,384	12,678,065
United Airlines Holdings, Inc.(1)	320,722	14,124,597
		48,584,640
Pharmaceuticals — 0.8%
Jazz Pharmaceuticals PLC(1)	47,919	5,557,646
Johnson & Johnson	97,127	16,109,484
Viatris, Inc.	940,656	11,363,124
		33,030,254
Professional Services — 0.2%
Paycom Software, Inc.	11,860	1,930,571
Robert Half, Inc.	102,222	6,406,253
		8,336,824
Semiconductors and Semiconductor Equipment — 4.1%
Amkor Technology, Inc.	129,626	4,264,695
Applied Materials, Inc.	267,147	52,697,417
First Solar, Inc.(1)	47,155	10,721,632
Lam Research Corp.	56,343	46,258,167
QUALCOMM, Inc.	316,118	55,415,485
Skyworks Solutions, Inc.	89,784	9,839,429
		179,196,825
Software — 0.1%
Pegasystems, Inc.	6,718	476,172
Qualys, Inc.(1)	30,711	3,844,096
		4,320,268
Specialty Retail — 4.5%
Abercrombie & Fitch Co., Class A(1)	58,707	8,663,392
Academy Sports & Outdoors, Inc.	32,527	1,804,598
Best Buy Co., Inc.	145,890	14,647,356
Burlington Stores, Inc.(1)	59,149	15,866,128
Dick's Sporting Goods, Inc.	51,366	12,171,687
Floor & Decor Holdings, Inc., Class A(1)	83,280	9,364,003
Gap, Inc.	264,466	5,931,973
Murphy USA, Inc.	16,681	8,667,948
Ross Stores, Inc.	159,992	24,096,395
TJX Cos., Inc.	396,829	46,536,137
Tractor Supply Co.	70,575	18,882,341
Ulta Beauty, Inc.(1)	33,929	11,971,508
Williams-Sonoma, Inc.	114,105	15,327,725
		193,931,191
Technology Hardware, Storage and Peripherals — 3.5%
Apple, Inc.	670,022	153,435,038
Textiles, Apparel and Luxury Goods — 2.0%
Capri Holdings Ltd.(1)	2,448	87,442
Columbia Sportswear Co.	3,287	265,359
Crocs, Inc.(1)	61,235	8,950,720
91

Avantis U.S. Large Cap Value ETF
	Shares	Value
Deckers Outdoor Corp.(1)	19,292	$18,506,623
Levi Strauss & Co., Class A	94,223	1,815,677
Lululemon Athletica, Inc.(1)	54,969	14,262,806
NIKE, Inc., Class B	201,115	16,756,902
PVH Corp.	36,920	3,643,635
Ralph Lauren Corp.	33,633	5,759,988
Skechers USA, Inc., Class A(1)	92,741	6,350,904
Tapestry, Inc.	229,514	9,403,188
VF Corp.	58,484	1,064,994
		86,868,238
Trading Companies and Distributors — 2.1%
Air Lease Corp.	97,783	4,524,419
Boise Cascade Co.	36,832	4,995,156
Fastenal Co.	371,089	25,337,957
FTAI Aviation Ltd.	35,095	4,485,492
MSC Industrial Direct Co., Inc., Class A	31,544	2,594,179
United Rentals, Inc.	20,651	15,307,760
WESCO International, Inc.	23,488	3,884,446
WW Grainger, Inc.	28,636	28,204,169
		89,333,578
Wireless Telecommunication Services — 0.8%
T-Mobile U.S., Inc.	170,650	33,911,568
TOTAL COMMON STOCKS (Cost $3,851,245,372)		4,338,489,121
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $7,316,083)	7,316,083	7,316,083
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $3,858,561,455)		4,345,805,204
OTHER ASSETS AND LIABILITIES — 0.1%		2,444,888
TOTAL NET ASSETS — 100.0%		$4,348,250,092

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

See Notes to Financial Statements.
92

AUGUST 31, 2024

Avantis U.S. Mid Cap Equity ETF
	Shares	Value
COMMON STOCKS — 99.8%
Aerospace and Defense — 1.5%
Axon Enterprise, Inc.(1)	255	$93,067
BWX Technologies, Inc.	1,540	158,620
Hexcel Corp.	1,155	73,100
Howmet Aerospace, Inc.	5,082	491,226
Huntington Ingalls Industries, Inc.	539	152,413
Leonardo DRS, Inc.(1)	770	21,976
Textron, Inc.	3,234	294,941
Woodward, Inc.	847	141,153
		1,426,496
Air Freight and Logistics — 0.5%
CH Robinson Worldwide, Inc.	1,309	135,495
Expeditors International of Washington, Inc.	2,695	332,590
		468,085
Automobile Components — 0.8%
Aptiv PLC(1)	4,235	302,930
Autoliv, Inc.	1,309	134,133
BorgWarner, Inc.	4,004	136,416
Gentex Corp.	3,927	123,033
Lear Corp.	1,001	116,767
		813,279
Automobiles — 0.3%
Lucid Group, Inc.(1)	7,084	28,478
Rivian Automotive, Inc., Class A(1)	13,475	190,402
Thor Industries, Inc.	924	99,108
		317,988
Banks — 4.8%
Bank OZK	1,848	80,111
BOK Financial Corp.	385	40,406
Citizens Financial Group, Inc.	7,238	311,596
Columbia Banking System, Inc.	1,083	27,270
Comerica, Inc.	2,618	149,514
Commerce Bancshares, Inc.	1,771	113,273
Cullen/Frost Bankers, Inc.	1,001	112,342
East West Bancorp, Inc.	2,541	213,622
Fifth Third Bancorp	11,704	499,644
First Citizens BancShares, Inc., Class A	231	469,092
First Horizon Corp.	5,236	86,865
Huntington Bancshares, Inc.	24,563	367,708
KeyCorp	15,708	267,978
M&T Bank Corp.	2,695	463,836
Pinnacle Financial Partners, Inc.	1,463	145,671
Popular, Inc.	1,309	134,172
Prosperity Bancshares, Inc.	1,232	90,651
Regions Financial Corp.	15,785	369,685
SouthState Corp.	1,232	119,615
Webster Financial Corp.	3,080	146,084
Western Alliance Bancorp	2,310	188,681
Wintrust Financial Corp.	1,155	125,664
Zions Bancorp NA	3,234	160,277
		4,683,757
Beverages — 0.4%
Brown-Forman Corp., Class A	616	28,182
93

Avantis U.S. Mid Cap Equity ETF
	Shares	Value
Brown-Forman Corp., Class B	937	$42,718
Celsius Holdings, Inc.(1)	1,166	44,343
Coca-Cola Consolidated, Inc.	77	103,365
Molson Coors Beverage Co., Class B	3,003	162,072
National Beverage Corp.	385	17,386
		398,066
Biotechnology — 1.6%
Biogen, Inc.(1)	394	80,675
BioMarin Pharmaceutical, Inc.(1)	2,541	231,765
Exelixis, Inc.(1)	4,697	122,263
Halozyme Therapeutics, Inc.(1)	2,233	142,577
Incyte Corp.(1)	2,233	146,619
Moderna, Inc.(1)	3,234	250,312
Neurocrine Biosciences, Inc.(1)	1,540	195,672
United Therapeutics Corp.(1)	770	279,933
Vaxcyte, Inc.(1)	1,155	93,278
		1,543,094
Broadline Retail — 0.4%
Dillard's, Inc., Class A	77	26,101
eBay, Inc.	4,548	268,787
Ollie's Bargain Outlet Holdings, Inc.(1)	1,001	89,649
		384,537
Building Products — 2.8%
A.O. Smith Corp.	2,079	174,054
Advanced Drainage Systems, Inc.	1,386	217,269
Allegion PLC	1,309	181,742
Builders FirstSource, Inc.(1)	2,002	348,348
Carlisle Cos., Inc.	924	391,591
Fortune Brands Innovations, Inc.	2,002	158,979
Lennox International, Inc.	616	363,557
Masco Corp.	1,463	116,396
Owens Corning	1,771	298,821
Simpson Manufacturing Co., Inc.	770	140,956
Trex Co., Inc.(1)	1,771	112,884
UFP Industries, Inc.	1,232	149,897
Zurn Elkay Water Solutions Corp.	2,464	79,908
		2,734,402
Capital Markets — 4.9%
Affiliated Managers Group, Inc.	462	80,309
Carlyle Group, Inc.	3,927	157,591
Cboe Global Markets, Inc.	1,540	316,316
Coinbase Global, Inc., Class A(1)	2,541	465,918
Evercore, Inc., Class A	693	170,298
FactSet Research Systems, Inc.	616	260,469
Franklin Resources, Inc.	4,466	90,392
Freedom Holding Corp.(1)	6	543
Hamilton Lane, Inc., Class A	770	117,687
Invesco Ltd.	5,082	86,851
Jefferies Financial Group, Inc.	2,464	147,717
LPL Financial Holdings, Inc.	1,386	310,935
MarketAxess Holdings, Inc.	308	74,656
Morningstar, Inc.	385	120,801
Nasdaq, Inc.	5,574	401,774
Northern Trust Corp.	3,465	316,043
94

Avantis U.S. Mid Cap Equity ETF
	Shares	Value
Raymond James Financial, Inc.	3,388	$405,103
SEI Investments Co.	2,002	135,395
State Street Corp.	4,851	422,522
Stifel Financial Corp.	1,617	142,522
T. Rowe Price Group, Inc.	3,542	375,594
Tradeweb Markets, Inc., Class A	1,617	191,194
		4,790,630
Chemicals — 3.4%
Albemarle Corp.	1,848	166,782
Axalta Coating Systems Ltd.(1)	3,157	115,230
CF Industries Holdings, Inc.	3,619	300,703
Corteva, Inc.	2,809	160,956
Dow, Inc.	1,082	57,973
DuPont de Nemours, Inc.	5,775	486,544
Eastman Chemical Co.	2,156	220,710
FMC Corp.	1,001	64,645
International Flavors & Fragrances, Inc.	1,925	200,181
LyondellBasell Industries NV, Class A	4,620	455,994
Mosaic Co.	4,081	116,594
NewMarket Corp.	154	88,361
Olin Corp.	2,002	87,427
PPG Industries, Inc.	3,388	439,525
RPM International, Inc.	2,156	250,635
Westlake Corp.	616	89,591
		3,301,851
Commercial Services and Supplies — 0.5%
Clean Harbors, Inc.(1)	924	227,212
MSA Safety, Inc.	616	112,500
Rollins, Inc.	3,773	189,329
		529,041
Communications Equipment — 0.4%
Ciena Corp.(1)	2,156	124,293
F5, Inc.(1)	924	187,711
Juniper Networks, Inc.	2,399	93,273
		405,277
Construction and Engineering — 1.3%
AECOM	1,771	177,348
API Group Corp.(1)	2,849	101,282
Comfort Systems USA, Inc.	616	217,768
EMCOR Group, Inc.	924	363,187
Fluor Corp.(1)	3,003	150,360
Quanta Services, Inc.	543	149,396
WillScot Holdings Corp.(1)	3,003	115,736
		1,275,077
Construction Materials — 1.2%
Eagle Materials, Inc.	616	158,774
Martin Marietta Materials, Inc.	924	493,564
Vulcan Materials Co.	2,002	490,910
		1,143,248
Consumer Finance — 1.6%
Ally Financial, Inc.	5,159	222,817
Credit Acceptance Corp.(1)	77	35,923
Discover Financial Services	4,620	640,840
FirstCash Holdings, Inc.	616	73,975
95

Avantis U.S. Mid Cap Equity ETF
	Shares	Value
OneMain Holdings, Inc.	2,156	$106,528
SoFi Technologies, Inc.(1)	15,246	121,816
Synchrony Financial	7,469	375,392
		1,577,291
Consumer Staples Distribution & Retail — 1.5%
BJ's Wholesale Club Holdings, Inc.(1)	2,079	166,237
Casey's General Stores, Inc.	693	251,081
Dollar General Corp.	1,694	140,551
Dollar Tree, Inc.(1)	1,771	149,632
Kroger Co.	1,333	70,929
Maplebear, Inc.(1)	704	25,266
Performance Food Group Co.(1)	2,310	172,418
Sysco Corp.	3,973	309,775
U.S. Foods Holding Corp.(1)	3,080	182,367
		1,468,256
Containers and Packaging — 2.4%
Amcor PLC	19,404	221,982
AptarGroup, Inc.	1,078	165,139
Avery Dennison Corp.	1,232	273,319
Ball Corp.	4,235	270,235
Berry Global Group, Inc.	1,617	111,347
Crown Holdings, Inc.	1,771	160,116
Graphic Packaging Holding Co.	4,312	129,058
International Paper Co.	5,775	279,625
Packaging Corp. of America	1,694	354,961
Sealed Air Corp.	1,309	45,750
Smurfit WestRock PLC	5,082	240,988
Sonoco Products Co.	1,540	87,118
		2,339,638
Distributors — 0.5%
Genuine Parts Co.	1,617	231,651
LKQ Corp.	161	6,696
Pool Corp.	616	216,598
		454,945
Diversified Consumer Services — 0.5%
ADT, Inc.	5,082	37,048
Bright Horizons Family Solutions, Inc.(1)	811	114,124
H&R Block, Inc.	2,618	165,746
Service Corp. International	1,694	132,589
		449,507
Diversified Telecommunication Services — 0.1%
Frontier Communications Parent, Inc.(1)	2,387	68,746
Electric Utilities — 1.7%
Alliant Energy Corp.	2,387	139,090
Avangrid, Inc.	385	13,741
Edison International	1,348	117,316
Entergy Corp.	2,464	297,380
Evergy, Inc.	1,925	113,844
Exelon Corp.	2,341	89,169
FirstEnergy Corp.	4,130	181,390
IDACORP, Inc.	385	39,235
NRG Energy, Inc.	2,618	222,556
OGE Energy Corp.	2,695	106,614
Pinnacle West Capital Corp.	1,386	121,303
96

Avantis U.S. Mid Cap Equity ETF
	Shares	Value
PPL Corp.	5,861	$187,025
		1,628,663
Electrical Equipment — 1.8%
Acuity Brands, Inc.	539	137,283
Atkore, Inc.	693	64,678
Generac Holdings, Inc.(1)	770	120,528
Hubbell, Inc.	847	338,732
NEXTracker, Inc., Class A(1)	1,699	69,099
Rockwell Automation, Inc.	1,540	418,926
Sensata Technologies Holding PLC	1,925	74,209
Vertiv Holdings Co.	6,699	556,218
		1,779,673
Electronic Equipment, Instruments and Components — 3.1%
Arrow Electronics, Inc.(1)	924	124,814
CDW Corp.	2,310	521,228
Cognex Corp.	2,002	80,841
Coherent Corp.(1)	2,156	168,060
Corning, Inc.	13,321	557,484
Fabrinet(1)	693	168,849
Flex Ltd.(1)	8,316	270,187
Insight Enterprises, Inc.(1)	616	133,715
Jabil, Inc.	2,849	311,339
Keysight Technologies, Inc.(1)	2,618	403,486
Littelfuse, Inc.	385	104,797
TD SYNNEX Corp.	847	102,843
Vontier Corp.	2,464	86,314
		3,033,957
Energy Equipment and Services — 0.8%
ChampionX Corp.	4,081	127,041
NOV, Inc.	6,930	123,146
Patterson-UTI Energy, Inc.	1,173	10,803
TechnipFMC PLC	9,471	254,202
Transocean Ltd.(1)	1,821	8,632
Valaris Ltd.(1)	1,309	79,928
Weatherford International PLC	1,617	169,688
		773,440
Entertainment — 1.0%
Electronic Arts, Inc.	465	70,597
Liberty Media Corp.-Liberty Formula One, Class A(1)	308	21,751
Liberty Media Corp.-Liberty Formula One, Class C(1)	2,772	216,355
Live Nation Entertainment, Inc.(1)	1,078	105,288
Roku, Inc.(1)	1,925	130,457
Take-Two Interactive Software, Inc.(1)	1,321	213,619
Warner Bros Discovery, Inc.(1)	22,792	178,689
		936,756
Financial Services — 2.4%
Affirm Holdings, Inc.(1)	3,696	162,661
Block, Inc.(1)	3,850	254,408
Corpay, Inc.(1)	1,078	340,163
Enact Holdings, Inc.	462	16,424
Equitable Holdings, Inc.	6,314	268,471
Essent Group Ltd.	1,771	113,858
Fidelity National Information Services, Inc.	7,161	590,425
Jack Henry & Associates, Inc.	1,155	199,850
97

Avantis U.S. Mid Cap Equity ETF
	Shares	Value
MGIC Investment Corp.	5,082	$129,235
Voya Financial, Inc.	1,694	119,986
WEX, Inc.(1)	616	117,668
		2,313,149
Food Products — 1.8%
Archer-Daniels-Midland Co.	2,808	171,260
Campbell Soup Co.	1,694	84,226
Darling Ingredients, Inc.(1)	1,925	80,330
Flowers Foods, Inc.	1,771	41,158
Freshpet, Inc.(1)	308	41,888
General Mills, Inc.	3,474	251,135
Hormel Foods Corp.	4,004	130,330
Ingredion, Inc.	1,001	134,444
Kellanova	2,700	217,647
Lamb Weston Holdings, Inc.	1,540	95,357
Lancaster Colony Corp.	154	26,297
McCormick & Co., Inc.	2,002	160,220
Pilgrim's Pride Corp.(1)	616	28,693
Post Holdings, Inc.(1)	693	80,229
Tyson Foods, Inc., Class A	3,080	198,075
		1,741,289
Gas Utilities — 0.4%
Atmos Energy Corp.	2,079	271,809
National Fuel Gas Co.	1,386	82,827
		354,636
Ground Transportation — 1.2%
JB Hunt Transport Services, Inc.	1,463	253,392
Knight-Swift Transportation Holdings, Inc.	1,848	96,798
Landstar System, Inc.	616	112,457
Ryder System, Inc.	1,001	145,385
Saia, Inc.(1)	539	202,572
U-Haul Holding Co.(1)	154	10,937
U-Haul Holding Co.	1,771	121,048
XPO, Inc.(1)	2,079	238,295
		1,180,884
Health Care Equipment and Supplies — 2.5%
Align Technology, Inc.(1)	1,078	255,723
Baxter International, Inc.	4,774	181,126
Cooper Cos., Inc.(1)	1,848	195,389
Dentsply Sirona, Inc.	2,156	54,525
GE HealthCare Technologies, Inc.	4,812	408,154
Globus Medical, Inc., Class A(1)	1,617	117,556
Haemonetics Corp.(1)	770	58,197
Hologic, Inc.(1)	2,464	200,175
ResMed, Inc.	1,242	304,315
STERIS PLC	1,463	352,729
Teleflex, Inc.	385	94,390
Zimmer Biomet Holdings, Inc.	1,925	222,261
		2,444,540
Health Care Providers and Services — 1.8%
Centene Corp.(1)	2,266	178,629
Chemed Corp.	231	135,405
DaVita, Inc.(1)	770	116,208
Encompass Health Corp.	1,463	136,132
98

Avantis U.S. Mid Cap Equity ETF
	Shares	Value
Ensign Group, Inc.	924	$139,857
Labcorp Holdings, Inc.	1,155	265,523
Molina Healthcare, Inc.(1)	1,001	350,140
Tenet Healthcare Corp.(1)	1,309	217,084
Universal Health Services, Inc., Class B	770	183,237
		1,722,215
Health Care Technology — 0.4%
Veeva Systems, Inc., Class A(1)	1,771	383,315
Hotels, Restaurants and Leisure — 2.9%
Aramark	3,388	124,102
Boyd Gaming Corp.	924	55,458
Caesars Entertainment, Inc.(1)	2,695	101,440
Carnival Corp.(1)	22,330	368,445
Choice Hotels International, Inc.	462	58,947
Churchill Downs, Inc.	693	96,306
Darden Restaurants, Inc.	1,925	304,439
Expedia Group, Inc.(1)	1,925	267,748
Hyatt Hotels Corp., Class A	462	70,187
International Game Technology PLC	82	1,836
Light & Wonder, Inc., Class A(1)	1,309	143,754
MGM Resorts International(1)	857	32,215
Norwegian Cruise Line Holdings Ltd.(1)	6,930	123,978
Royal Caribbean Cruises Ltd.(1)	4,586	754,947
Texas Roadhouse, Inc.	924	155,925
Vail Resorts, Inc.	462	83,945
Wyndham Hotels & Resorts, Inc.	1,155	90,899
		2,834,571
Household Durables — 2.2%
Garmin Ltd.	2,387	437,513
Meritage Homes Corp.	693	137,262
Mohawk Industries, Inc.(1)	616	95,566
NVR, Inc.(1)	8	73,380
PulteGroup, Inc.	4,004	527,127
Taylor Morrison Home Corp.(1)	2,002	134,795
Tempur Sealy International, Inc.	2,618	137,262
Toll Brothers, Inc.	2,002	288,428
TopBuild Corp.(1)	462	181,575
Whirlpool Corp.	770	77,223
		2,090,131
Household Products — 0.6%
Church & Dwight Co., Inc.	3,619	368,704
Clorox Co.	1,155	182,848
Reynolds Consumer Products, Inc.	158	4,977
		556,529
Independent Power and Renewable Electricity Producers — 0.8%
AES Corp.	5,852	100,245
Brookfield Renewable Corp., Class A	154	4,387
Clearway Energy, Inc., Class A	385	10,345
Clearway Energy, Inc., Class C	693	20,069
Vistra Corp.	7,546	644,655
		779,701
Insurance — 6.2%
American Financial Group, Inc.	1,232	164,620
Arch Capital Group Ltd.(1)	5,775	653,095
99

Avantis U.S. Mid Cap Equity ETF
	Shares	Value
Assurant, Inc.	847	$166,308
Axis Capital Holdings Ltd.	1,540	123,015
Brown & Brown, Inc.	2,567	269,869
Cincinnati Financial Corp.	2,387	327,091
CNA Financial Corp.	385	19,989
Erie Indemnity Co., Class A	462	234,802
Everest Group Ltd.	693	271,822
Fidelity National Financial, Inc.	4,158	245,156
First American Financial Corp.	1,617	103,165
Globe Life, Inc.	1,540	161,777
Hartford Financial Services Group, Inc.	5,621	652,598
Kinsale Capital Group, Inc.	462	226,884
Loews Corp.	3,003	246,066
Markel Group, Inc.(1)	231	369,757
Old Republic International Corp.	4,312	154,671
Primerica, Inc.	693	182,418
Principal Financial Group, Inc.	3,773	307,198
Reinsurance Group of America, Inc.	1,078	237,979
RenaissanceRe Holdings Ltd.	770	196,188
RLI Corp.	693	106,791
Ryan Specialty Holdings, Inc.	1,309	84,601
Selective Insurance Group, Inc.	924	84,066
Unum Group	2,926	162,364
W.R. Berkley Corp.	4,722	281,903
		6,034,193
Interactive Media and Services — 0.3%
Pinterest, Inc., Class A(1)	8,624	276,313
IT Services — 1.3%
Akamai Technologies, Inc.(1)	2,695	274,459
Cognizant Technology Solutions Corp., Class A	1,542	119,921
EPAM Systems, Inc.(1)	693	139,127
Gartner, Inc.(1)	1,155	568,214
Twilio, Inc., Class A(1)	2,541	159,473
		1,261,194
Leisure Products — 0.4%
Brunswick Corp.	1,155	91,303
Hasbro, Inc.	1,848	125,960
Mattel, Inc.(1)	6,083	115,455
Polaris, Inc.	176	14,898
		347,616
Life Sciences Tools and Services — 1.5%
Agilent Technologies, Inc.	2,553	364,875
Bio-Rad Laboratories, Inc., Class A(1)	231	77,921
Bruker Corp.	924	62,084
Illumina, Inc.(1)	1,078	141,649
Medpace Holdings, Inc.(1)	385	136,779
Repligen Corp.(1)	18	2,717
Waters Corp.(1)	847	293,358
West Pharmaceutical Services, Inc.	1,078	338,093
		1,417,476
Machinery — 4.9%
AGCO Corp.	1,155	105,151
Allison Transmission Holdings, Inc.	1,540	142,835
Atmus Filtration Technologies, Inc.	1,428	51,194
100

Avantis U.S. Mid Cap Equity ETF
	Shares	Value
Crane Co.	770	$121,953
Cummins, Inc.	1,782	557,499
Donaldson Co., Inc.	2,002	145,605
Dover Corp.	2,002	372,432
Esab Corp.	770	80,827
Flowserve Corp.	1,925	96,019
Graco, Inc.	2,849	237,464
IDEX Corp.	1,001	206,686
Ingersoll Rand, Inc.	5,159	471,790
ITT, Inc.	1,386	192,959
Lincoln Electric Holdings, Inc.	924	178,896
Mueller Industries, Inc.	2,079	151,164
Oshkosh Corp.	1,155	124,636
Pentair PLC	2,233	198,045
RBC Bearings, Inc.(1)	385	114,672
Snap-on, Inc.	847	240,328
Timken Co.	1,155	97,632
Toro Co.	1,001	92,693
Watts Water Technologies, Inc., Class A	385	75,729
Westinghouse Air Brake Technologies Corp.	2,156	365,593
Xylem, Inc.	2,541	349,464
		4,771,266
Marine Transportation — 0.1%
Kirby Corp.(1)	1,001	120,040
Media — 1.3%
Fox Corp., Class A	4,851	200,686
Fox Corp., Class B	2,464	94,691
Interpublic Group of Cos., Inc.	3,773	123,038
Liberty Broadband Corp., Class A(1)	308	18,865
Liberty Broadband Corp., Class C(1)	1,771	110,475
New York Times Co., Class A	2,387	131,118
News Corp., Class A	6,083	172,331
News Corp., Class B	1,848	54,387
Nexstar Media Group, Inc., Class A	385	65,789
Omnicom Group, Inc.	2,002	201,061
Paramount Global, Class B	3,773	39,503
		1,211,944
Metals and Mining — 1.4%
Alcoa Corp.	1,848	59,321
ATI, Inc.(1)	2,233	142,644
Cleveland-Cliffs, Inc.(1)	9,317	121,680
Commercial Metals Co.	2,156	115,540
Reliance, Inc.	1,001	286,937
Royal Gold, Inc.	616	86,345
Steel Dynamics, Inc.	3,003	358,888
U.S. Steel Corp.	4,389	166,387
		1,337,742
Multi-Utilities — 1.8%
Ameren Corp.	2,233	184,245
CenterPoint Energy, Inc.	6,468	176,576
CMS Energy Corp.	2,695	182,883
Consolidated Edison, Inc.	3,311	336,265
DTE Energy Co.	1,695	211,909
NiSource, Inc.	3,773	124,735
101

Avantis U.S. Mid Cap Equity ETF
	Shares	Value
Public Service Enterprise Group, Inc.	5,775	$466,331
WEC Energy Group, Inc.	583	54,237
		1,737,181
Oil, Gas and Consumable Fuels — 6.0%
Antero Midstream Corp.	6,006	89,309
Antero Resources Corp.(1)	5,775	155,867
APA Corp.	5,775	164,530
Chesapeake Energy Corp.	2,541	189,279
Chord Energy Corp.	847	125,720
Civitas Resources, Inc.	2,079	127,505
Coterra Energy, Inc.	14,168	344,707
Devon Energy Corp.	12,012	537,897
Diamondback Energy, Inc.	3,773	736,150
DT Midstream, Inc.	1,694	133,132
EnLink Midstream LLC(1)	5,159	74,083
EQT Corp.	8,624	288,990
Hess Midstream LP, Class A	1,078	40,263
HF Sinclair Corp.	3,311	162,703
Magnolia Oil & Gas Corp., Class A	3,465	88,739
Marathon Oil Corp.	12,243	350,762
Matador Resources Co.	2,541	144,126
Murphy Oil Corp.	3,388	126,305
New Fortress Energy, Inc.	310	3,819
Ovintiv, Inc.	6,468	277,024
Permian Resources Corp.	10,780	153,507
Range Resources Corp.	5,159	154,151
SM Energy Co.	2,849	130,000
Southwestern Energy Co.(1)	27,181	173,415
Targa Resources Corp.	4,235	622,122
Texas Pacific Land Corp.	462	401,427
Viper Energy, Inc.	1,078	51,313
		5,846,845
Passenger Airlines — 1.0%
Delta Air Lines, Inc.	9,933	422,053
Southwest Airlines Co.	9,086	262,767
United Airlines Holdings, Inc.(1)	5,929	261,113
		945,933
Personal Care Products — 0.2%
Estee Lauder Cos., Inc., Class A	92	8,433
Kenvue, Inc.	9,553	209,688
		218,121
Pharmaceuticals — 0.8%
Catalent, Inc.(1)	2,310	140,818
Elanco Animal Health, Inc.(1)	7,315	113,163
Jazz Pharmaceuticals PLC(1)	1,078	125,026
Royalty Pharma PLC, Class A	3,542	102,824
Viatris, Inc.	20,251	244,632
		726,463
Professional Services — 2.6%
Booz Allen Hamilton Holding Corp.	2,233	354,556
Broadridge Financial Solutions, Inc.	1,771	376,975
Clarivate PLC(1)	4,543	31,165
Concentrix Corp.	8	602
Equifax, Inc.	1,463	449,331
102

Avantis U.S. Mid Cap Equity ETF
	Shares	Value
Genpact Ltd.	2,002	$78,538
Jacobs Solutions, Inc.	1,617	243,973
KBR, Inc.	1,925	133,518
Leidos Holdings, Inc.	1,771	280,721
Paycom Software, Inc.	770	125,341
Paylocity Holding Corp.(1)	616	99,422
Robert Half, Inc.	1,848	115,814
Science Applications International Corp.	106	13,843
SS&C Technologies Holdings, Inc.	2,695	202,368
TriNet Group, Inc.	539	55,425
		2,561,592
Real Estate Management and Development — 1.2%
CBRE Group, Inc., Class A(1)	3,850	443,289
CoStar Group, Inc.(1)	5,313	410,695
Jones Lang LaSalle, Inc.(1)	616	157,222
Zillow Group, Inc., Class A(1)	462	24,685
Zillow Group, Inc., Class C(1)	2,002	110,710
		1,146,601
Semiconductors and Semiconductor Equipment — 3.2%
Amkor Technology, Inc.	2,079	68,399
Enphase Energy, Inc.(1)	1,232	149,121
Entegris, Inc.	2,618	303,348
First Solar, Inc.(1)	1,386	315,135
GLOBALFOUNDRIES, Inc.(1)	1,309	61,104
Lattice Semiconductor Corp.(1)	2,002	94,815
Monolithic Power Systems, Inc.	426	398,174
ON Semiconductor Corp.(1)	7,238	563,623
Onto Innovation, Inc.(1)	847	180,597
Qorvo, Inc.(1)	1,386	160,624
Rambus, Inc.(1)	166	7,423
Skyworks Solutions, Inc.	2,618	286,907
Teradyne, Inc.	2,387	326,374
Universal Display Corp.	693	134,248
		3,049,892
Software — 2.1%
AppLovin Corp., Class A(1)	3,234	300,342
Aspen Technology, Inc.(1)	385	90,144
Bentley Systems, Inc., Class B	3,388	174,380
Bill Holdings, Inc.(1)	1,540	84,022
Dolby Laboratories, Inc., Class A	1,001	71,431
Freshworks, Inc., Class A(1)	510	5,957
Guidewire Software, Inc.(1)	1,078	160,374
Manhattan Associates, Inc.(1)	1,078	285,056
MicroStrategy, Inc., Class A(1)	1,540	203,927
PTC, Inc.(1)	972	174,075
Qualys, Inc.(1)	693	86,743
SentinelOne, Inc., Class A(1)	3,234	76,193
SPS Commerce, Inc.(1)	357	71,307
UiPath, Inc., Class A(1)	5,698	73,390
Zoom Video Communications, Inc., Class A(1)	3,234	223,405
		2,080,746
Specialty Retail — 2.7%
AutoNation, Inc.(1)	539	95,931
Best Buy Co., Inc.	3,388	340,155
103

Avantis U.S. Mid Cap Equity ETF
	Shares	Value
Burlington Stores, Inc.(1)	616	$165,236
CarMax, Inc.(1)	2,849	240,883
Chewy, Inc., Class A(1)	847	24,182
Dick's Sporting Goods, Inc.	616	145,967
Floor & Decor Holdings, Inc., Class A(1)	1,540	173,158
Gap, Inc.	4,312	96,718
Lithia Motors, Inc.	539	162,282
Murphy USA, Inc.	385	200,057
Penske Automotive Group, Inc.	308	52,391
Tractor Supply Co.	1,386	370,824
Ulta Beauty, Inc.(1)	539	190,181
Williams-Sonoma, Inc.	2,772	372,363
		2,630,328
Technology Hardware, Storage and Peripherals — 1.2%
Hewlett Packard Enterprise Co.	21,560	417,617
NetApp, Inc.	3,542	427,590
Pure Storage, Inc., Class A(1)	5,313	272,504
Super Micro Computer, Inc.(1)	128	56,026
		1,173,737
Textiles, Apparel and Luxury Goods — 1.1%
Columbia Sportswear Co.	539	43,514
Crocs, Inc.(1)	693	101,296
Deckers Outdoor Corp.(1)	462	443,192
Levi Strauss & Co., Class A	1,386	26,708
PVH Corp.	770	75,991
Ralph Lauren Corp.	616	105,496
Skechers USA, Inc., Class A(1)	2,002	137,097
Tapestry, Inc.	2,233	91,486
VF Corp.	3,311	60,293
		1,085,073
Trading Companies and Distributors — 1.6%
Applied Industrial Technologies, Inc.	693	142,148
Beacon Roofing Supply, Inc.(1)	924	83,714
Core & Main, Inc., Class A(1)	1,694	81,363
MSC Industrial Direct Co., Inc., Class A	770	63,325
SiteOne Landscape Supply, Inc.(1)	693	98,309
United Rentals, Inc.	1,001	742,001
Watsco, Inc.	462	219,644
WESCO International, Inc.	770	127,343
		1,557,847
Water Utilities — 0.1%
American Water Works Co., Inc.	513	73,421
TOTAL COMMON STOCKS (Cost $92,377,047)		96,738,224
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $96,351)	96,351	96,351
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $92,473,398)		96,834,575
OTHER ASSETS AND LIABILITIES — 0.1%		62,645
TOTAL NET ASSETS — 100.0%		$96,897,220

104

Avantis U.S. Mid Cap Equity ETF

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

See Notes to Financial Statements.
105

AUGUST 31, 2024

Avantis U.S. Mid Cap Value ETF
	Shares	Value
COMMON STOCKS — 99.7%
Aerospace and Defense — 0.4%
BWX Technologies, Inc.	2,736	$281,808
Air Freight and Logistics — 1.1%
CH Robinson Worldwide, Inc.	2,000	207,020
Expeditors International of Washington, Inc.	4,674	576,818
		783,838
Automobile Components — 0.9%
Autoliv, Inc.	2,280	233,632
BorgWarner, Inc.	6,954	236,923
Lear Corp.	1,767	206,120
		676,675
Automobiles — 0.2%
Thor Industries, Inc.	1,653	177,301
Banks — 8.1%
Bank OZK	2,964	128,489
BOK Financial Corp.	627	65,804
Citizens Financial Group, Inc.	11,286	485,862
Comerica, Inc.	4,047	231,124
Commerce Bancshares, Inc.	2,680	171,413
Cullen/Frost Bankers, Inc.	1,596	179,119
East West Bancorp, Inc.	3,933	330,647
Fifth Third Bancorp	18,069	771,366
First Citizens BancShares, Inc., Class A	31	62,952
First Horizon Corp.	8,094	134,279
Huntington Bancshares, Inc.	39,786	595,596
KeyCorp	7,760	132,386
M&T Bank Corp.	4,161	716,150
Pinnacle Financial Partners, Inc.	696	69,301
Popular, Inc.	1,995	204,487
Regions Financial Corp.	24,453	572,689
SouthState Corp.	130	12,622
Webster Financial Corp.	4,788	227,095
Western Alliance Bancorp	3,534	288,657
Wintrust Financial Corp.	1,767	192,250
Zions Bancorp NA	5,016	248,593
		5,820,881
Beverages — 0.7%
Coca-Cola Consolidated, Inc.	171	229,550
Molson Coors Beverage Co., Class B	5,130	276,866
National Beverage Corp.	286	12,916
		519,332
Biotechnology — 0.7%
United Therapeutics Corp.(1)	1,311	476,614
Broadline Retail — 0.2%
Coupang, Inc.(1)	1,655	36,658
Dillard's, Inc., Class A	114	38,643
eBay, Inc.	1,109	65,542
		140,843
Building Products — 4.9%
A.O. Smith Corp.	3,591	300,638
Advanced Drainage Systems, Inc.	2,451	384,219
Builders FirstSource, Inc.(1)	1,200	208,800
106

Avantis U.S. Mid Cap Value ETF
	Shares	Value
Carlisle Cos., Inc.	1,653	$700,541
Lennox International, Inc.	1,083	639,176
Owens Corning	3,135	528,969
Simpson Manufacturing Co., Inc.	1,368	250,426
Trex Co., Inc.(1)	3,135	199,825
UFP Industries, Inc.	2,223	270,472
		3,483,066
Capital Markets — 4.7%
Evercore, Inc., Class A	964	236,893
LPL Financial Holdings, Inc.	1,886	423,105
MarketAxess Holdings, Inc.	291	70,536
Northern Trust Corp.	5,130	467,907
Raymond James Financial, Inc.	5,187	620,210
SEI Investments Co.	1,504	101,716
State Street Corp.	7,182	625,552
Stifel Financial Corp.	2,508	221,055
T. Rowe Price Group, Inc.	5,472	580,251
		3,347,225
Chemicals — 4.2%
CF Industries Holdings, Inc.	5,987	497,460
Dow, Inc.	5,696	305,192
Eastman Chemical Co.	3,328	340,687
LyondellBasell Industries NV, Class A	7,980	787,626
Mosaic Co.	7,125	203,561
NewMarket Corp.	228	130,820
Olin Corp.	3,477	151,841
RPM International, Inc.	3,762	437,332
Westlake Corp.	1,083	157,511
		3,012,030
Commercial Services and Supplies — 0.5%
Clean Harbors, Inc.(1)	1,392	342,293
Construction and Engineering — 1.4%
Comfort Systems USA, Inc.	1,026	362,712
EMCOR Group, Inc.	1,539	604,919
		967,631
Construction Materials — 0.4%
Eagle Materials, Inc.	1,083	279,143
Martin Marietta Materials, Inc.	72	38,460
		317,603
Consumer Finance — 2.4%
Ally Financial, Inc.	7,923	342,194
Credit Acceptance Corp.(1)	62	28,925
Discover Financial Services	4,361	604,914
OneMain Holdings, Inc.	3,363	166,166
Synchrony Financial	11,571	581,559
		1,723,758
Consumer Staples Distribution & Retail — 2.2%
Casey's General Stores, Inc.	1,140	413,033
Dollar General Corp.	1,550	128,604
Dollar Tree, Inc.(1)	3,249	274,508
Kroger Co.	11,302	601,380
Sprouts Farmers Market, Inc.(1)	1,486	154,618
		1,572,143
Containers and Packaging — 3.0%
AptarGroup, Inc.	1,784	273,291
107

Avantis U.S. Mid Cap Value ETF
	Shares	Value
Graphic Packaging Holding Co.	7,467	$223,487
International Paper Co.	9,975	482,990
Packaging Corp. of America	2,907	609,133
Smurfit WestRock PLC	7,803	370,018
Sonoco Products Co.	2,793	158,000
		2,116,919
Distributors — 0.6%
Genuine Parts Co.	469	67,189
Pool Corp.	1,083	380,804
		447,993
Diversified Telecommunication Services — 0.2%
Frontier Communications Parent, Inc.(1)	4,161	119,837
Electrical Equipment — 0.5%
Acuity Brands, Inc.	912	232,286
Atkore, Inc.	418	39,012
NEXTracker, Inc., Class A(1)	2,510	102,082
		373,380
Electronic Equipment, Instruments and Components — 3.3%
Arrow Electronics, Inc.(1)	1,539	207,888
Corning, Inc.	18,820	787,617
Flex Ltd.(1)	14,478	470,390
Insight Enterprises, Inc.(1)	1,140	247,460
Jabil, Inc.	4,446	485,859
TD SYNNEX Corp.	1,482	179,944
		2,379,158
Energy Equipment and Services — 2.4%
Baker Hughes Co.	17,917	630,141
ChampionX Corp.	5,358	166,795
Halliburton Co.	11,183	347,679
Patterson-UTI Energy, Inc.	160	1,474
TechnipFMC PLC	12,426	333,514
Valaris Ltd.(1)	468	28,576
Weatherford International PLC	2,109	221,318
		1,729,497
Financial Services — 1.1%
Enact Holdings, Inc.	855	30,395
Equitable Holdings, Inc.	9,804	416,866
Essent Group Ltd.	2,736	175,898
MGIC Investment Corp.	7,809	198,583
		821,742
Food Products — 1.5%
Archer-Daniels-Midland Co.	10,876	663,327
Bunge Global SA	1,833	185,830
Ingredion, Inc.	1,710	229,670
		1,078,827
Ground Transportation — 2.0%
JB Hunt Transport Services, Inc.	2,508	434,385
Landstar System, Inc.	1,140	208,118
Ryder System, Inc.	1,715	249,087
Saia, Inc.(1)	754	283,376
U-Haul Holding Co.(1)	285	20,241
U-Haul Holding Co.	3,078	210,381
		1,405,588
Health Care Equipment and Supplies — 0.0%
Lantheus Holdings, Inc.(1)	188	20,016
108

Avantis U.S. Mid Cap Value ETF
	Shares	Value
Health Care Providers and Services — 0.9%
Ensign Group, Inc.	1,596	$241,571
Molina Healthcare, Inc.(1)	1,143	399,810
		641,381
Hotels, Restaurants and Leisure — 4.5%
Boyd Gaming Corp.	1,596	95,792
Carnival Corp.(1)	36,936	609,444
Churchill Downs, Inc.	957	132,994
Darden Restaurants, Inc.	3,363	531,859
Las Vegas Sands Corp.	2,511	97,904
Norwegian Cruise Line Holdings Ltd.(1)	12,027	215,163
Royal Caribbean Cruises Ltd.(1)	7,581	1,247,984
Texas Roadhouse, Inc.	1,596	269,325
		3,200,465
Household Durables — 3.4%
Meritage Homes Corp.	675	133,697
Mohawk Industries, Inc.(1)	1,083	168,017
NVR, Inc.(1)	60	550,348
PulteGroup, Inc.	6,954	915,494
Taylor Morrison Home Corp.(1)	2,760	185,831
Toll Brothers, Inc.	3,420	492,719
		2,446,106
Independent Power and Renewable Electricity Producers — 1.8%
AES Corp.	10,146	173,801
Clearway Energy, Inc., Class A	305	8,195
Clearway Energy, Inc., Class C	877	25,398
Vistra Corp.	12,540	1,071,292
		1,278,686
Insurance — 7.9%
American Financial Group, Inc.	1,938	258,956
Arch Capital Group Ltd.(1)	8,949	1,012,042
Axis Capital Holdings Ltd.	2,394	191,233
CNA Financial Corp.	570	29,594
Everest Group Ltd.	1,083	424,796
Globe Life, Inc.	2,337	245,502
Hartford Financial Services Group, Inc.	8,721	1,012,508
Kinsale Capital Group, Inc.	627	307,913
Loews Corp.	4,674	382,988
Markel Group, Inc.(1)	133	212,891
Old Republic International Corp.	6,669	239,217
Primerica, Inc.	1,026	270,074
Principal Financial Group, Inc.	189	15,388
Reinsurance Group of America, Inc.	1,710	377,500
Unum Group	4,560	253,034
W.R. Berkley Corp.	7,353	438,974
		5,672,610
Leisure Products — 0.3%
Brunswick Corp.	2,052	162,210
Polaris, Inc.	301	25,480
		187,690
Machinery — 2.8%
AGCO Corp.	1,995	181,625
Donaldson Co., Inc.	3,534	257,028
Graco, Inc.	4,845	403,831
109

Avantis U.S. Mid Cap Value ETF
	Shares	Value
Lincoln Electric Holdings, Inc.	1,596	$309,001
Mueller Industries, Inc.	3,591	261,101
Snap-on, Inc.	1,482	420,503
Timken Co.	1,824	154,183
		1,987,272
Media — 0.7%
Fox Corp., Class A	7,924	327,816
Fox Corp., Class B	4,278	164,403
		492,219
Metals and Mining — 3.2%
ATI, Inc.(1)	3,762	240,317
Cleveland-Cliffs, Inc.(1)	16,188	211,415
Commercial Metals Co.	3,762	201,606
Nucor Corp.	1,366	207,509
Reliance, Inc.	1,767	506,510
Steel Dynamics, Inc.	5,187	619,898
U.S. Steel Corp.	7,638	289,557
		2,276,812
Oil, Gas and Consumable Fuels — 10.3%
Antero Midstream Corp.	9,523	141,607
Antero Resources Corp.(1)	4,389	118,459
APA Corp.	7,524	214,359
Cheniere Energy, Inc.	1,208	223,794
Chesapeake Energy Corp.	3,306	246,264
Chord Energy Corp.	1,140	169,210
Civitas Resources, Inc.	2,679	164,303
Coterra Energy, Inc.	18,582	452,100
Devon Energy Corp.	15,789	707,032
Diamondback Energy, Inc.	4,731	923,065
EnLink Midstream LLC(1)	6,783	97,404
EQT Corp.	11,400	382,014
Hess Midstream LP, Class A	1,716	64,093
HF Sinclair Corp.	1,520	74,693
Magnolia Oil & Gas Corp., Class A	4,560	116,782
Marathon Oil Corp.	16,815	481,750
Matador Resources Co.	3,306	187,516
Murphy Oil Corp.	4,446	165,747
New Fortress Energy, Inc.	90	1,109
Ovintiv, Inc.	8,094	346,666
PBF Energy, Inc., Class A	18	613
Permian Resources Corp.	14,193	202,108
Range Resources Corp.	6,726	200,973
SM Energy Co.	3,762	171,660
Southwestern Energy Co.(1)	35,739	228,015
Targa Resources Corp.	5,586	820,583
Texas Pacific Land Corp.	516	448,347
		7,350,266
Passenger Airlines — 1.2%
Delta Air Lines, Inc.	365	15,509
Southwest Airlines Co.	13,750	397,650
United Airlines Holdings, Inc.(1)	10,317	454,361
		867,520
Pharmaceuticals — 0.9%
Jazz Pharmaceuticals PLC(1)	1,938	224,769
110

Avantis U.S. Mid Cap Value ETF
	Shares	Value
Viatris, Inc.	35,169	$424,842
		649,611
Professional Services — 0.3%
Clarivate PLC(1)	298	2,044
Robert Half, Inc.	3,192	200,043
		202,087
Semiconductors and Semiconductor Equipment — 3.1%
Amkor Technology, Inc.	3,534	116,268
Enphase Energy, Inc.(1)	598	72,382
First Solar, Inc.(1)	2,451	557,284
ON Semiconductor Corp.(1)	12,597	980,928
Skyworks Solutions, Inc.	4,674	512,224
		2,239,086
Software — 0.8%
Manhattan Associates, Inc.(1)	1,664	440,012
Qualys, Inc.(1)	1,254	156,963
		596,975
Specialty Retail — 5.7%
Abercrombie & Fitch Co., Class A(1)	765	112,891
Best Buy Co., Inc.	5,814	583,726
Burlington Stores, Inc.(1)	1,083	290,504
CarMax, Inc.(1)	4,617	390,367
Dick's Sporting Goods, Inc.	1,140	270,134
Floor & Decor Holdings, Inc., Class A(1)	2,508	281,999
Gap, Inc.	7,467	167,485
Murphy USA, Inc.	684	355,427
Tractor Supply Co.	2,394	640,515
Ulta Beauty, Inc.(1)	912	321,790
Williams-Sonoma, Inc.	4,902	658,486
		4,073,324
Textiles, Apparel and Luxury Goods — 1.9%
Crocs, Inc.(1)	1,026	149,970
Deckers Outdoor Corp.(1)	741	710,834
Lululemon Athletica, Inc.(1)	585	151,790
Ralph Lauren Corp.	1,083	185,475
Tapestry, Inc.	3,933	161,135
		1,359,204
Trading Companies and Distributors — 2.4%
Applied Industrial Technologies, Inc.	1,197	245,528
Fastenal Co.	1,560	106,517
MSC Industrial Direct Co., Inc., Class A	650	53,456
United Rentals, Inc.	1,800	1,334,268
		1,739,769
TOTAL COMMON STOCKS (Cost $67,470,887)		71,397,081
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $73,428)	73,428	73,428
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $67,544,315)		71,470,509
OTHER ASSETS AND LIABILITIES — 0.2%		115,667
TOTAL NET ASSETS — 100.0%		$71,586,176

111

Avantis U.S. Mid Cap Value ETF

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

See Notes to Financial Statements.
112

AUGUST 31, 2024

Avantis U.S. Small Cap Equity ETF
	Shares	Value
COMMON STOCKS — 99.8%
Aerospace and Defense — 0.5%
AAR Corp.(1)	11,280	$741,998
AerSale Corp.(1)	34,469	175,447
Astronics Corp.(1)	33,240	745,241
Byrna Technologies, Inc.(1)	3,854	44,668
Cadre Holdings, Inc.	36,079	1,307,864
Ducommun, Inc.(1)	20,399	1,327,567
Mercury Systems, Inc.(1)	22,050	835,695
National Presto Industries, Inc.	8,589	672,433
Park Aerospace Corp.	25,394	343,073
Spirit AeroSystems Holdings, Inc., Class A(1)	2	70
VirTra, Inc.(1)	2,690	18,077
		6,212,133
Air Freight and Logistics — 0.5%
Air Transport Services Group, Inc.(1)	108,016	1,821,150
Hub Group, Inc., Class A	95,758	4,513,074
Radiant Logistics, Inc.(1)	44,148	281,223
		6,615,447
Automobile Components — 2.0%
Adient PLC(1)	117,393	2,655,430
American Axle & Manufacturing Holdings, Inc.(1)	185,831	1,194,893
Dana, Inc.	217,277	2,453,057
Fox Factory Holding Corp.(1)	13,628	551,662
Gentherm, Inc.(1)	48,710	2,461,803
Goodyear Tire & Rubber Co.(1)	120,061	1,058,938
Holley, Inc.(1)	77,246	249,505
LCI Industries	19,674	2,318,384
Motorcar Parts of America, Inc.(1)	19,473	129,106
Patrick Industries, Inc.	35,659	4,607,856
Phinia, Inc.	83,198	3,990,176
Standard Motor Products, Inc.	30,410	982,547
Stoneridge, Inc.(1)	42,846	614,412
Visteon Corp.(1)	10,478	1,060,688
XPEL, Inc.(1)	33,693	1,458,570
		25,787,027
Automobiles — 0.2%
Canoo, Inc.(1)(2)	1,386	2,107
Winnebago Industries, Inc.	45,381	2,707,430
		2,709,537
Banks — 19.4%
1st Source Corp.	14,523	892,366
ACNB Corp.	5,440	228,589
Amalgamated Financial Corp.	36,520	1,204,795
Amerant Bancorp, Inc.	49,564	1,093,382
Ameris Bancorp	253	15,592
Ames National Corp.	1,577	29,931
Arrow Financial Corp.	24,767	755,146
Banc of California, Inc.	227,865	3,240,240
Bancorp, Inc.(1)	78,649	4,121,208
Bank First Corp.	15,391	1,447,370
Bank of Hawaii Corp.	64,067	4,252,127
Bank of Marin Bancorp	23,638	505,617
113

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Bank of NT Butterfield & Son Ltd.	79,240	$3,030,930
Bank7 Corp.	3,256	130,663
BankUnited, Inc.	126,100	4,846,023
Bankwell Financial Group, Inc.	916	27,920
Banner Corp.	56,419	3,360,880
Bar Harbor Bankshares	23,170	742,830
BayCom Corp.	5,798	133,528
BCB Bancorp, Inc.	10,762	133,556
Berkshire Hills Bancorp, Inc.	70,165	1,932,344
Blue Foundry Bancorp(1)	13,357	147,862
Bridgewater Bancshares, Inc.(1)	19,168	276,403
Brookline Bancorp, Inc.	141,397	1,446,491
Burke & Herbert Financial Services Corp.	12,186	807,201
Business First Bancshares, Inc.	37,652	919,462
Byline Bancorp, Inc.	45,122	1,252,135
C&F Financial Corp.	1,401	81,286
California BanCorp(1)	12,978	194,346
Camden National Corp.	22,642	905,227
Capital Bancorp, Inc.	4,086	104,520
Capital City Bank Group, Inc.	18,907	652,670
Carter Bankshares, Inc.(1)	31,718	548,721
Cathay General Bancorp	76,454	3,363,211
Central Pacific Financial Corp.	44,403	1,221,527
Chemung Financial Corp.	88	4,108
Citizens & Northern Corp.	2,278	45,879
Citizens Financial Services, Inc.	3,046	173,317
City Holding Co.	23,109	2,743,963
Civista Bancshares, Inc.	11,982	203,335
CNB Financial Corp.	33,132	805,439
Coastal Financial Corp.(1)	17,885	959,888
Colony Bankcorp, Inc.	9,851	147,863
Columbia Financial, Inc.(1)	42,243	750,236
Community Trust Bancorp, Inc.	25,653	1,295,476
Community West Bancshares	18,764	382,786
ConnectOne Bancorp, Inc.	58,862	1,471,550
CrossFirst Bankshares, Inc.(1)	69,518	1,209,613
Customers Bancorp, Inc.(1)	51,152	2,650,697
CVB Financial Corp.	213,641	3,935,267
Dime Community Bancshares, Inc.	57,389	1,492,688
Eagle Bancorp, Inc.	47,906	1,042,914
Eastern Bankshares, Inc.	221,520	3,759,194
Enterprise Bancorp, Inc.	7,235	224,213
Enterprise Financial Services Corp.	58,571	3,098,992
Equity Bancshares, Inc., Class A	23,434	955,873
Esquire Financial Holdings, Inc.	11,191	688,582
Evans Bancorp, Inc.	3,906	138,702
Farmers & Merchants Bancorp, Inc.	11,591	318,637
Farmers National Banc Corp.	57,243	890,129
FB Financial Corp.	58,622	2,826,753
Fidelity D&D Bancorp, Inc.	374	20,189
Financial Institutions, Inc.	24,206	629,840
First Bancorp, Inc.	1,238	34,528
First Bancorp/Southern Pines NC	64,990	2,760,775
First Bancshares, Inc.	45,753	1,567,498
114

Avantis U.S. Small Cap Equity ETF
	Shares	Value
First Bank	22,137	$340,688
First Busey Corp.	87,972	2,379,643
First Business Financial Services, Inc.	3,996	181,299
First Commonwealth Financial Corp.	165,612	2,851,839
First Community Bankshares, Inc.	25,756	1,136,355
First Financial Bancorp	146,564	3,879,549
First Financial Corp.	17,340	775,098
First Financial Northwest, Inc.	7,132	161,896
First Foundation, Inc.	88,270	621,421
First Hawaiian, Inc.	169,663	4,127,901
First Internet Bancorp	13,875	503,524
First Merchants Corp.	94,065	3,668,535
First Mid Bancshares, Inc.	33,915	1,366,096
First of Long Island Corp.	34,433	439,709
First United Corp.	815	23,521
First Western Financial, Inc.(1)	1,290	24,820
Five Star Bancorp	19,020	554,433
Flushing Financial Corp.	45,308	661,497
FS Bancorp, Inc.	3,629	159,059
Fulton Financial Corp.	203,430	3,936,370
FVCBankcorp, Inc.(1)	53	653
German American Bancorp, Inc.	45,483	1,824,323
Great Southern Bancorp, Inc.	15,041	895,842
Greene County Bancorp, Inc.	1,932	65,862
Guaranty Bancshares, Inc.	5,262	183,065
Hanmi Financial Corp.	50,874	1,007,814
HarborOne Bancorp, Inc.	65,949	870,527
HBT Financial, Inc.	6,585	147,636
Heartland Financial USA, Inc.	62,795	3,501,449
Heritage Commerce Corp.	97,344	990,962
Heritage Financial Corp.	55,501	1,267,643
Hilltop Holdings, Inc.	74,203	2,437,569
Hingham Institution For Savings	2,362	606,963
Home Bancorp, Inc.	3,098	138,357
HomeStreet, Inc.	16,630	266,080
HomeTrust Bancshares, Inc.	23,613	860,930
Hope Bancorp, Inc.	189,753	2,426,941
Horizon Bancorp, Inc.	69,310	1,110,346
Independent Bank Corp.	64,380	4,075,898
Independent Bank Corp. (Michigan)	35,466	1,201,588
Independent Bank Group, Inc.	58,807	3,423,744
Investar Holding Corp.	6,043	112,521
Kearny Financial Corp.	91,775	624,988
Lakeland Financial Corp.	41,076	2,799,329
LCNB Corp.	59	944
Live Oak Bancshares, Inc.	55,858	2,401,335
MainStreet Bancshares, Inc.	165	2,846
Mercantile Bank Corp.	26,680	1,226,746
Metrocity Bankshares, Inc.	17,908	548,880
Metropolitan Bank Holding Corp.(1)	17,516	905,752
Mid Penn Bancorp, Inc.	19,454	587,705
Middlefield Banc Corp.	181	5,063
Midland States Bancorp, Inc.	34,123	776,981
MidWestOne Financial Group, Inc.	13,521	395,084
115

Avantis U.S. Small Cap Equity ETF
	Shares	Value
MVB Financial Corp.	6,788	$142,548
National Bank Holdings Corp., Class A	62,454	2,736,110
National Bankshares, Inc.	27	815
NBT Bancorp, Inc.	75,383	3,690,752
Nicolet Bankshares, Inc.	19,889	1,955,089
Northeast Bank	10,819	768,257
Northfield Bancorp, Inc.	63,395	768,347
Northrim BanCorp, Inc.	8,023	553,346
Northwest Bancshares, Inc.	197,884	2,740,693
Norwood Financial Corp.	172	4,685
Oak Valley Bancorp	539	14,375
OceanFirst Financial Corp.	93,074	1,663,232
OFG Bancorp	78,837	3,625,714
Old Second Bancorp, Inc.	71,244	1,213,285
Orange County Bancorp, Inc.	3,397	195,158
Origin Bancorp, Inc.	48,194	1,613,053
Orrstown Financial Services, Inc.	22,955	821,789
Pacific Premier Bancorp, Inc.	152,594	3,921,666
Park National Corp.	23,877	4,197,338
Parke Bancorp, Inc.	2,102	43,091
Pathward Financial, Inc.	41,442	2,852,038
PCB Bancorp	3,028	58,319
Peapack-Gladstone Financial Corp.	25,600	731,136
Penns Woods Bancorp, Inc.	3,942	88,537
Peoples Bancorp of North Carolina, Inc.	2,779	80,897
Peoples Bancorp, Inc.	55,333	1,770,656
Peoples Financial Services Corp.	8,139	387,498
Plumas Bancorp	132	5,384
Ponce Financial Group, Inc.(1)	10,868	123,243
Preferred Bank	18,644	1,544,655
Premier Financial Corp.	59,243	1,484,630
Primis Financial Corp.	32,591	395,981
Provident Bancorp, Inc.(1)	7,245	79,912
Provident Financial Services, Inc.	202,985	3,870,924
QCR Holdings, Inc.	27,041	2,085,672
RBB Bancorp	22,947	526,863
Red River Bancshares, Inc.	1,286	68,299
Renasant Corp.	92,018	3,220,630
Republic Bancorp, Inc., Class A	13,018	831,850
S&T Bancorp, Inc.	62,301	2,677,074
Sandy Spring Bancorp, Inc.	73,359	2,296,137
Seacoast Banking Corp. of Florida	133,921	3,664,079
Shore Bancshares, Inc.	48,385	687,067
Sierra Bancorp	12,819	386,236
Simmons First National Corp., Class A	197,524	4,230,964
SmartFinancial, Inc.	18,719	547,156
South Plains Financial, Inc.	16,489	575,631
Southern First Bancshares, Inc.(1)	6,515	211,607
Southern Missouri Bancorp, Inc.	15,292	884,336
Southern States Bancshares, Inc.	459	14,330
Southside Bancshares, Inc.	46,405	1,588,443
Stellar Bancorp, Inc.	73,862	2,014,217
Stock Yards Bancorp, Inc.	45,087	2,732,272
Texas Capital Bancshares, Inc.(1)	21,846	1,468,488
116

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Third Coast Bancshares, Inc.(1)	6,083	$155,786
Timberland Bancorp, Inc.	4,336	135,413
Tompkins Financial Corp.	18,068	1,108,291
Towne Bank	106,162	3,678,513
TriCo Bancshares	45,259	2,057,474
Triumph Financial, Inc.(1)	34,741	2,917,549
TrustCo Bank Corp.	30,140	1,050,078
Trustmark Corp.	94,021	3,131,839
Unity Bancorp, Inc.	4,031	136,772
Univest Financial Corp.	48,138	1,370,007
Veritex Holdings, Inc.	85,864	2,162,914
Virginia National Bankshares Corp.	550	21,846
WaFd, Inc.	131,206	4,811,324
Washington Trust Bancorp, Inc.	26,538	870,446
WesBanco, Inc.	90,684	2,920,932
West BanCorp, Inc.	2,845	56,758
Westamerica BanCorp	42,446	2,198,278
William Penn Bancorp	468	5,616
Wintrust Financial Corp.	850	92,480
WSFS Financial Corp.	83,314	4,560,608
		255,058,070
Beverages — 0.2%
Duckhorn Portfolio, Inc.(1)	33,719	213,441
MGP Ingredients, Inc.	5,310	475,723
Vita Coco Co., Inc.(1)	64,041	1,672,751
		2,361,915
Biotechnology — 4.5%
2seventy bio, Inc.(1)(2)	81,009	394,514
4D Molecular Therapeutics, Inc.(1)	28,184	423,042
89bio, Inc.(1)	76,091	722,864
Absci Corp.(1)(2)	133,369	586,824
ACELYRIN, Inc.(1)	30,673	146,617
Acrivon Therapeutics, Inc.(1)	15,050	142,824
Actinium Pharmaceuticals, Inc.(1)(2)	4,283	8,523
Acumen Pharmaceuticals, Inc.(1)	54,344	148,903
Adverum Biotechnologies, Inc.(1)	10,889	75,570
Agios Pharmaceuticals, Inc.(1)	97,672	4,484,121
Akero Therapeutics, Inc.(1)	56,981	1,549,883
Aldeyra Therapeutics, Inc.(1)	69,576	400,410
Alector, Inc.(1)	36,927	194,975
Allogene Therapeutics, Inc.(1)	177,805	467,627
Altimmune, Inc.(1)(2)	18,434	123,508
Anavex Life Sciences Corp.(1)(2)	37,102	223,354
Anika Therapeutics, Inc.(1)	23,029	591,845
Annexon, Inc.(1)	126,827	722,914
Arcturus Therapeutics Holdings, Inc.(1)	34,432	726,515
Arcus Biosciences, Inc.(1)	68,091	1,165,718
ARS Pharmaceuticals, Inc.(1)	74,266	963,973
Astria Therapeutics, Inc.(1)	34,944	427,365
aTyr Pharma, Inc.(1)	60,487	113,111
Aura Biosciences, Inc.(1)	32,557	258,828
Aurinia Pharmaceuticals, Inc.(1)	55,955	381,053
Beam Therapeutics, Inc.(1)	104,740	2,794,463
C4 Therapeutics, Inc.(1)	109,158	689,878
117

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Cardiff Oncology, Inc.(1)(2)	46,114	$106,523
CareDx, Inc.(1)	78,394	2,409,048
Cargo Therapeutics, Inc.(1)(2)	9,010	169,929
Caribou Biosciences, Inc.(1)	133,263	287,848
Catalyst Pharmaceuticals, Inc.(1)	126,772	2,567,133
Corvus Pharmaceuticals, Inc.(1)	18,248	81,751
Cullinan Therapeutics, Inc.(1)	71,526	1,401,910
Design Therapeutics, Inc.(1)	29,235	138,866
DiaMedica Therapeutics, Inc.(1)	3,243	12,745
Dianthus Therapeutics, Inc.(1)(2)	38,249	1,102,719
Disc Medicine, Inc.(1)	1,482	75,315
Dynavax Technologies Corp.(1)	190,044	2,132,294
Editas Medicine, Inc.(1)	127,432	476,596
Eliem Therapeutics, Inc.(1)	14,089	98,482
Emergent BioSolutions, Inc.(1)	92,069	765,093
Enanta Pharmaceuticals, Inc.(1)	30,187	388,809
Entrada Therapeutics, Inc.(1)	39,207	693,964
Erasca, Inc.(1)	250,881	725,046
Essa Pharma, Inc.(1)(2)	46,748	261,321
Fate Therapeutics, Inc.(1)	163,955	601,715
Generation Bio Co.(1)	31,786	83,915
Gyre Therapeutics, Inc.(1)	912	12,558
HilleVax, Inc.(1)	12,633	23,624
IGM Biosciences, Inc.(1)(2)	3,394	34,585
Inmune Bio, Inc.(1)(2)	704	4,660
Inovio Pharmaceuticals, Inc.(1)	39,857	287,767
Inozyme Pharma, Inc.(1)(2)	68,855	381,457
Intellia Therapeutics, Inc.(1)	138,886	3,116,602
iTeos Therapeutics, Inc.(1)	54,900	925,065
Jasper Therapeutics, Inc.(1)	16,801	366,262
KalVista Pharmaceuticals, Inc.(1)	34,799	465,959
Kodiak Sciences, Inc.(1)	53,016	133,070
Korro Bio, Inc.(1)(2)	603	28,775
Kura Oncology, Inc.(1)	15,576	328,031
Kyverna Therapeutics, Inc.(1)(2)	4,071	32,690
Larimar Therapeutics, Inc.(1)	39,677	313,845
Leap Therapeutics, Inc.(1)	11,084	32,144
LENZ Therapeutics, Inc.(2)	21,164	495,026
MeiraGTx Holdings PLC(1)	37,040	150,753
MiMedx Group, Inc.(1)	141,217	965,924
Mineralys Therapeutics, Inc.(1)	25,841	320,687
Monte Rosa Therapeutics, Inc.(1)(2)	54,401	335,654
Neurogene, Inc.(1)(2)	422	15,791
Nkarta, Inc.(1)	74,141	393,689
Olema Pharmaceuticals, Inc.(1)	20,847	245,995
Organogenesis Holdings, Inc.(1)	78,224	225,285
ORIC Pharmaceuticals, Inc.(1)	87,370	906,027
PDS Biotechnology Corp.(1)	306	979
PepGen, Inc.(1)	22,801	219,574
Poseida Therapeutics, Inc.(1)	30,871	88,291
Praxis Precision Medicines, Inc.(1)	7,265	386,135
Prelude Therapeutics, Inc.(1)	6,191	32,193
Prime Medicine, Inc.(1)(2)	9,497	40,647
Protagonist Therapeutics, Inc.(1)	37,106	1,591,476
118

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Prothena Corp. PLC(1)	14,362	$319,842
Puma Biotechnology, Inc.(1)	69,439	173,597
Pyxis Oncology, Inc.(1)	71,223	269,935
RAPT Therapeutics, Inc.(1)	1,231	2,530
REGENXBIO, Inc.(1)	68,783	840,528
Regulus Therapeutics, Inc.(1)	38,472	64,633
Relay Therapeutics, Inc.(1)	193,240	1,312,100
Repare Therapeutics, Inc.(1)	28,627	83,305
Replimune Group, Inc.(1)	69,541	707,232
Rezolute, Inc.(1)	35,673	169,803
Roivant Sciences Ltd.(1)	803	9,821
Sage Therapeutics, Inc.(1)	78,278	659,883
Sagimet Biosciences, Inc., Class A(1)	9,481	29,201
Savara, Inc.(1)	230	982
Sera Prognostics, Inc., Class A(1)	13,521	99,379
Shattuck Labs, Inc.(1)(2)	50,261	180,437
Solid Biosciences, Inc.(1)	40,554	362,147
Sutro Biopharma, Inc.(1)	52,675	240,725
Syros Pharmaceuticals, Inc.(1)	1,537	2,521
Tango Therapeutics, Inc.(1)	77,027	911,229
Tenaya Therapeutics, Inc.(1)	110,467	296,052
Tourmaline Bio, Inc.	5,610	94,528
TScan Therapeutics, Inc.(1)	3,417	19,238
Tyra Biosciences, Inc.(1)(2)	30,090	684,848
uniQure NV(1)	67,928	397,379
Vanda Pharmaceuticals, Inc.(1)	98,478	520,949
Verve Therapeutics, Inc.(1)	102,497	686,730
Vigil Neuroscience, Inc.(1)(2)	20,034	69,718
Vir Biotechnology, Inc.(1)	158,649	1,310,441
Viridian Therapeutics, Inc.(1)	18,079	265,400
Vistagen Therapeutics, Inc.(1)(2)	30,315	105,799
Voyager Therapeutics, Inc.(1)	84,638	555,225
Werewolf Therapeutics, Inc.(1)	41,430	89,489
XBiotech, Inc.(1)(2)	13,324	85,274
Xencor, Inc.(1)	88,934	1,555,456
Zentalis Pharmaceuticals, Inc.(1)	25,975	90,133
Zymeworks, Inc.(1)	1,778	20,856
		59,698,809
Broadline Retail — 0.3%
1stdibs.com, Inc.(1)	13,164	64,635
ContextLogic, Inc., Class A(1)(2)	34,974	188,860
Groupon, Inc.(1)(2)	9,529	132,167
Kohl's Corp.	161,313	3,127,859
Savers Value Village, Inc.(1)(2)	12,844	113,669
		3,627,190
Building Products — 2.2%
American Woodmark Corp.(1)	24,734	2,216,414
Apogee Enterprises, Inc.	36,019	2,405,349
AZZ, Inc.	47,690	3,966,377
Gibraltar Industries, Inc.(1)	48,061	3,348,410
Hayward Holdings, Inc.(1)	137,523	2,040,841
Insteel Industries, Inc.	30,382	1,045,141
Janus International Group, Inc.(1)	223,106	2,451,935
JELD-WEN Holding, Inc.(1)	141,805	2,019,303
119

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Masterbrand, Inc.(1)	204,301	$3,276,988
Quanex Building Products Corp.	57,847	1,598,313
Resideo Technologies, Inc.(1)	173,656	3,500,905
Tecnoglass, Inc.	17,995	1,115,150
		28,985,126
Capital Markets — 1.4%
Artisan Partners Asset Management, Inc., Class A	87	3,618
AssetMark Financial Holdings, Inc.(1)	17,723	622,964
Diamond Hill Investment Group, Inc.	4,328	683,954
Donnelley Financial Solutions, Inc.(1)	41,538	2,768,923
Federated Hermes, Inc.	65,351	2,241,539
Open Lending Corp., Class A(1)	117,661	677,727
Oppenheimer Holdings, Inc., Class A	15,046	792,924
Patria Investments Ltd., Class A	54,351	626,124
StoneX Group, Inc.(1)	45,498	3,769,964
Victory Capital Holdings, Inc., Class A	24,784	1,352,463
Virtus Investment Partners, Inc.	10,731	2,271,324
WisdomTree, Inc.	237,444	2,407,682
		18,219,206
Chemicals — 2.2%
AdvanSix, Inc.	41,832	1,236,554
American Vanguard Corp.	41,010	235,397
Arq, Inc.(1)	25,352	172,901
Core Molding Technologies, Inc.(1)	12,263	218,895
Ecovyst, Inc.(1)	165,932	1,191,392
Hawkins, Inc.	33,905	4,294,746
Ingevity Corp.(1)	55,795	2,205,576
Innospec, Inc.	10,394	1,198,012
Intrepid Potash, Inc.(1)	18,375	453,495
Koppers Holdings, Inc.	32,975	1,305,150
Kronos Worldwide, Inc.	38,619	446,436
LSB Industries, Inc.(1)	83,585	662,829
Mativ Holdings, Inc.	87,025	1,649,994
Minerals Technologies, Inc.	54,497	4,201,719
Northern Technologies International Corp.	6,707	88,130
Orion SA	84,744	1,580,476
PureCycle Technologies, Inc.(1)(2)	210,545	1,284,324
Rayonier Advanced Materials, Inc.(1)	114,082	910,374
Stepan Co.	35,444	2,751,518
Tronox Holdings PLC, Class A	187,199	2,607,682
		28,695,600
Commercial Services and Supplies — 2.3%
ABM Industries, Inc.	37,914	2,166,785
ACCO Brands Corp.	151,020	827,590
Acme United Corp.	4,160	183,414
ARC Document Solutions, Inc.	5,502	18,377
Aris Water Solutions, Inc., Class A	53,598	901,518
BrightView Holdings, Inc.(1)	85,784	1,369,971
CECO Environmental Corp.(1)	47,452	1,373,735
Civeo Corp.	19,703	560,550
Deluxe Corp.	69,904	1,439,323
Driven Brands Holdings, Inc.(1)	60,159	862,680
Ennis, Inc.	40,897	977,847
Healthcare Services Group, Inc.(1)	116,268	1,266,159
120

Avantis U.S. Small Cap Equity ETF
	Shares	Value
HNI Corp.	72,701	$3,914,949
Interface, Inc.	101,717	1,920,417
Li-Cycle Holdings Corp.(1)(2)	468	646
Liquidity Services, Inc.(1)	36,053	784,874
Matthews International Corp., Class A	46,026	1,165,839
MillerKnoll, Inc.	116,673	3,436,020
OPENLANE, Inc.(1)	35,596	616,879
Perma-Fix Environmental Services, Inc.(1)	553	6,083
Pitney Bowes, Inc.	1,577	11,149
Quad/Graphics, Inc.	42,027	197,107
Steelcase, Inc., Class A	147,186	2,081,210
Vestis Corp.	189,913	2,672,076
Viad Corp.(1)	32,630	1,122,798
Virco Mfg. Corp.	24,142	374,925
		30,252,921
Communications Equipment — 1.0%
ADTRAN Holdings, Inc.(1)	103,964	580,119
Applied Optoelectronics, Inc.(1)(2)	57,457	652,137
Aviat Networks, Inc.(1)	18,005	494,237
Calix, Inc.(1)	85,434	3,181,562
Clearfield, Inc.(1)	19,740	736,302
Comtech Telecommunications Corp.(1)	28,823	91,081
Extreme Networks, Inc.(1)	200,521	3,158,206
Infinera Corp.(1)	46,265	291,007
KVH Industries, Inc.(1)	4,873	21,636
Lantronix, Inc.(1)	28,171	101,134
NETGEAR, Inc.(1)	44,703	725,530
Ribbon Communications, Inc.(1)	91,754	312,881
Viasat, Inc.(1)	108,523	1,703,811
Viavi Solutions, Inc.(1)	130,514	1,123,725
		13,173,368
Construction and Engineering — 2.0%
Ameresco, Inc., Class A(1)	46,527	1,416,747
Argan, Inc.	23,381	1,854,347
Centuri Holdings, Inc.(1)(2)	8,731	149,300
Concrete Pumping Holdings, Inc.(1)	24,487	158,921
Construction Partners, Inc., Class A(1)	47,926	3,162,158
Granite Construction, Inc.	49,336	3,708,094
Great Lakes Dredge & Dock Corp.(1)	106,935	1,064,003
IES Holdings, Inc.(1)	13,101	2,443,730
Limbach Holdings, Inc.(1)	17,545	1,133,933
Matrix Service Co.(1)	41,327	411,617
MYR Group, Inc.(1)	22,888	2,307,111
Northwest Pipe Co.(1)	16,031	705,043
Orion Group Holdings, Inc.(1)	55,040	416,102
Primoris Services Corp.	85,586	4,830,474
Tutor Perini Corp.(1)	82,088	1,967,649
		25,729,229
Construction Materials — 0.1%
Smith-Midland Corp.(1)	1,053	36,550
U.S. Lime & Minerals, Inc.	18,525	1,514,048
		1,550,598
Consumer Finance — 1.8%
Atlanticus Holdings Corp.(1)	958	33,865
121

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Bread Financial Holdings, Inc.	87,742	$5,103,952
Consumer Portfolio Services, Inc.(1)	2,295	18,934
Encore Capital Group, Inc.(1)	28,832	1,443,906
Enova International, Inc.(1)	41,308	3,541,335
EZCORP, Inc., Class A(1)	84,350	1,030,757
Green Dot Corp., Class A(1)	75,594	844,385
LendingClub Corp.(1)	184,709	2,244,214
LendingTree, Inc.(1)	19,259	1,115,674
Medallion Financial Corp.	20,583	166,311
Moneylion, Inc.(1)	10,305	478,358
Navient Corp.	129,842	2,198,225
NerdWallet, Inc., Class A(1)	15,006	194,027
Oportun Financial Corp.(1)	32,069	95,245
OppFi, Inc.	24,054	114,738
PRA Group, Inc.(1)	62,274	1,452,230
PROG Holdings, Inc.	69,379	3,244,162
Regional Management Corp.	10,583	354,848
World Acceptance Corp.(1)	4,947	583,004
		24,258,170
Consumer Staples Distribution & Retail — 1.3%
Andersons, Inc.	54,627	2,784,338
Chefs' Warehouse, Inc.(1)	41,692	1,785,668
Grocery Outlet Holding Corp.(1)	87,636	1,659,826
HF Foods Group, Inc.(1)	5,762	20,455
Ingles Markets, Inc., Class A	23,884	1,767,416
Natural Grocers by Vitamin Cottage, Inc.	21,684	577,228
PriceSmart, Inc.	41,058	3,677,976
SpartanNash Co.	55,795	1,232,511
Sprouts Farmers Market, Inc.(1)	152	15,816
United Natural Foods, Inc.(1)	95,489	1,444,749
Village Super Market, Inc., Class A	12,685	407,823
Weis Markets, Inc.	26,785	1,810,130
		17,183,936
Containers and Packaging — 0.5%
Ardagh Metal Packaging SA	229,780	822,612
Greif, Inc., Class A	30	1,876
Greif, Inc., Class B	50	3,370
Myers Industries, Inc.	58,260	890,795
O-I Glass, Inc.(1)	214,711	2,724,683
Pactiv Evergreen, Inc.	64,948	766,386
Ranpak Holdings Corp.(1)	67,532	478,802
TriMas Corp.	58,244	1,485,805
		7,174,329
Distributors — 0.1%
A-Mark Precious Metals, Inc.	26,893	1,048,020
Weyco Group, Inc.	510	17,024
		1,065,044
Diversified Consumer Services — 1.5%
Adtalem Global Education, Inc.(1)	61,722	4,672,973
American Public Education, Inc.(1)	31,397	524,958
Carriage Services, Inc.	21,009	696,448
Chegg, Inc.(1)	129,241	279,160
Coursera, Inc.(1)	1,287	10,425
European Wax Center, Inc., Class A(1)	45,964	317,152
122

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Laureate Education, Inc., Class A	226,730	$3,496,177
Lincoln Educational Services Corp.(1)	37,758	470,087
Mister Car Wash, Inc.(1)(2)	130,409	848,963
OneSpaWorld Holdings Ltd.	119,289	1,893,116
Perdoceo Education Corp.	106,939	2,399,711
Strategic Education, Inc.	26,574	2,564,391
Universal Technical Institute, Inc.(1)	74,620	1,302,119
		19,475,680
Diversified Telecommunication Services — 0.5%
ATN International, Inc.	16,927	452,966
Consolidated Communications Holdings, Inc.(1)	120,280	549,679
IDT Corp., Class B	34,084	1,307,462
Liberty Latin America Ltd., Class A(1)	52,959	501,522
Liberty Latin America Ltd., Class C(1)	212,542	2,012,773
Shenandoah Telecommunications Co.	83,039	1,255,550
		6,079,952
Electric Utilities — 0.4%
Genie Energy Ltd., Class B	25,407	425,313
Hawaiian Electric Industries, Inc.(1)	160,600	1,723,238
MGE Energy, Inc.	40,973	3,552,564
		5,701,115
Electrical Equipment — 0.6%
Allient, Inc.	19,000	403,560
Array Technologies, Inc.(1)	204,187	1,370,095
Beam Global(1)(2)	5,360	25,139
Blink Charging Co.(1)(2)	118,148	219,755
EnerSys	16	1,621
LSI Industries, Inc.	43,952	699,276
Plug Power, Inc.(1)(2)	630,584	1,185,498
Powell Industries, Inc.	17,389	2,911,614
Preformed Line Products Co.	976	117,052
Shoals Technologies Group, Inc., Class A(1)	5,065	27,300
Thermon Group Holdings, Inc.(1)	38,884	1,222,124
Ultralife Corp.(1)	14,121	147,706
		8,330,740
Electronic Equipment, Instruments and Components — 2.7%
908 Devices, Inc.(1)(2)	40,207	158,818
Advanced Energy Industries, Inc.	48	5,092
Aeva Technologies, Inc.(1)(2)	18,130	59,829
Bel Fuse, Inc., Class A	1,450	124,932
Bel Fuse, Inc., Class B	17,896	1,213,886
Benchmark Electronics, Inc.	62,996	2,677,960
Climb Global Solutions, Inc.	3,639	345,632
Coda Octopus Group, Inc.(1)	36	256
CTS Corp.	49,167	2,421,475
Daktronics, Inc.(1)	71,203	1,028,883
ePlus, Inc.(1)	43,524	4,176,563
Evolv Technologies Holdings, Inc.(1)	15,906	62,670
FARO Technologies, Inc.(1)	22,391	403,038
Frequency Electronics, Inc.	2,644	37,280
Kimball Electronics, Inc.(1)	39,526	729,255
Knowles Corp.(1)	78,437	1,447,163
Luna Innovations, Inc.(1)	2,570	6,117
Methode Electronics, Inc.	50,187	522,949
123

Avantis U.S. Small Cap Equity ETF
	Shares	Value
M-Tron Industries, Inc.(1)	2,578	$96,701
Napco Security Technologies, Inc.	62,262	2,887,712
nLight, Inc.(1)	71,525	854,008
Ouster, Inc.(1)	63,048	447,010
PC Connection, Inc.	19,330	1,412,636
Plexus Corp.(1)	27,977	3,584,133
Red Cat Holdings, Inc.(1)	25,966	80,754
Richardson Electronics Ltd.	19,385	229,712
Rogers Corp.(1)	25,781	2,765,270
ScanSource, Inc.(1)	40,668	2,071,628
SmartRent, Inc.(1)	248,971	423,251
TTM Technologies, Inc.(1)	173,312	3,370,918
Vishay Intertechnology, Inc.	54,175	1,091,626
Vishay Precision Group, Inc.(1)	18,533	511,696
		35,248,853
Energy Equipment and Services — 2.2%
Atlas Energy Solutions, Inc.(2)	53,406	1,126,333
Bristow Group, Inc.(1)	41,618	1,656,813
Core Laboratories, Inc.	74,534	1,457,885
Diamond Offshore Drilling, Inc.(1)	137,918	1,977,744
DMC Global, Inc.(1)	30,497	377,248
Dril-Quip, Inc.(1)	54,860	894,767
Energy Services of America Corp.	16,167	155,203
Expro Group Holdings NV(1)	171,147	3,398,979
Forum Energy Technologies, Inc.(1)	9,367	162,517
Geospace Technologies Corp.(1)	18,621	192,169
Gulf Island Fabrication, Inc.(1)	6,270	36,993
Helix Energy Solutions Group, Inc.(1)	246,439	2,765,046
KLX Energy Services Holdings, Inc.(1)(2)	21,256	156,444
Kodiak Gas Services, Inc.	41,873	1,161,976
Mammoth Energy Services, Inc.(1)	3,873	14,795
Nabors Industries Ltd.(1)	15,123	1,139,820
Natural Gas Services Group, Inc.(1)	17,082	374,608
Newpark Resources, Inc.(1)	137,698	1,133,254
Oceaneering International, Inc.(1)	163,064	4,401,097
Oil States International, Inc.(1)	98,372	520,388
ProFrac Holding Corp., Class A(1)(2)	32,220	220,707
ProPetro Holding Corp.(1)	152,823	1,213,415
Ranger Energy Services, Inc.	23,089	287,458
RPC, Inc.	159,197	1,022,045
SEACOR Marine Holdings, Inc.(1)	40,519	463,943
Select Water Solutions, Inc., Class A	153,966	1,775,228
Smart Sand, Inc.(1)	4,554	9,973
Solaris Oilfield Infrastructure, Inc., Class A	49,002	621,345
TETRA Technologies, Inc.(1)	193,649	615,804
		29,333,997
Entertainment — 0.6%
Cinemark Holdings, Inc.(1)	126,441	3,461,954
Eventbrite, Inc., Class A(1)	2,550	8,109
IMAX Corp.(1)	70,366	1,491,055
Lions Gate Entertainment Corp., Class A(1)	18,705	145,338
Lions Gate Entertainment Corp., Class B(1)	39,855	275,797
Marcus Corp.	34,869	493,396
Playstudios, Inc.(1)	96,265	146,323
124

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Skillz, Inc.(1)(2)	7,841	$46,262
Sphere Entertainment Co.(1)	44,753	2,085,490
Vivid Seats, Inc., Class A(1)	84,541	393,116
		8,546,840
Financial Services — 2.1%
Acacia Research Corp.(1)	58,973	283,660
Alerus Financial Corp.	23,673	531,459
Cannae Holdings, Inc.	94,936	1,900,619
Cass Information Systems, Inc.	21,322	926,228
EVERTEC, Inc.	101,022	3,460,004
Federal Agricultural Mortgage Corp., Class C	15,085	2,978,835
I3 Verticals, Inc., Class A(1)	11,548	261,678
International Money Express, Inc.(1)	46,741	848,349
loanDepot, Inc., Class A(1)	97,831	256,317
Marqeta, Inc., Class A(1)	362,767	1,933,548
Merchants Bancorp	30,423	1,394,895
NCR Atleos Corp.(1)	75,703	2,165,863
NewtekOne, Inc.	36,395	456,029
NMI Holdings, Inc., Class A(1)	117,250	4,815,457
Onity Group, Inc.(1)	2,533	73,406
Payoneer Global, Inc.(1)	442,882	3,290,613
Paysafe Ltd.(1)	50,774	1,137,338
Paysign, Inc.(1)	9,296	44,063
Repay Holdings Corp.(1)	28,382	240,112
Waterstone Financial, Inc.	17,023	257,898
		27,256,371
Food Products — 1.2%
Alico, Inc.	2,382	69,793
B&G Foods, Inc.	125,687	1,064,569
BRC, Inc., Class A(1)(2)	81,798	362,365
Calavo Growers, Inc.	26,669	613,920
Dole PLC	115,705	1,864,008
Fresh Del Monte Produce, Inc.	61,068	1,785,628
Hain Celestial Group, Inc.(1)	25,640	205,120
J.M. Smucker Co.	8	918
John B Sanfilippo & Son, Inc.	12,110	1,148,876
Lifeway Foods, Inc.(1)	6,768	129,810
Limoneira Co.	24,561	615,990
Mama's Creations, Inc.(1)	58,988	472,494
Mission Produce, Inc.(1)	68,120	730,246
Seaboard Corp.	95	295,485
Seneca Foods Corp., Class A(1)	7,868	474,204
Tootsie Roll Industries, Inc.	10,673	317,202
TreeHouse Foods, Inc.(1)	16,065	660,111
Utz Brands, Inc.	80,978	1,367,718
Vital Farms, Inc.(1)	46,151	1,451,449
Westrock Coffee Co.(1)(2)	51,219	409,496
WK Kellogg Co.	97,231	1,669,456
		15,708,858
Gas Utilities — 0.5%
Chesapeake Utilities Corp.	34,154	4,044,516
Northwest Natural Holding Co.	61,072	2,456,316
RGC Resources, Inc.	191	4,059
125

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Star Group LP	12,049	$138,925
		6,643,816
Ground Transportation — 0.7%
ArcBest Corp.	19,637	2,087,413
Covenant Logistics Group, Inc.	12,353	650,633
Heartland Express, Inc.	72,956	903,195
Hertz Global Holdings, Inc.(1)(2)	20,272	61,627
Marten Transport Ltd.	94,256	1,644,767
PAM Transportation Services, Inc.(1)	1,650	29,931
Universal Logistics Holdings, Inc.	12,104	511,636
Werner Enterprises, Inc.	99,623	3,682,066
		9,571,268
Health Care Equipment and Supplies — 2.0%
AngioDynamics, Inc.(1)	47,034	350,874
Artivion, Inc.(1)	51,923	1,409,190
Avanos Medical, Inc.(1)	72,202	1,748,732
Axogen, Inc.(1)	51,511	677,370
Bioventus, Inc., Class A(1)	48,003	482,430
CONMED Corp.	33,949	2,485,746
Glaukos Corp.(1)	62	8,301
Inogen, Inc.(1)	39,392	483,340
Integra LifeSciences Holdings Corp.(1)	46,320	942,149
iRadimed Corp.	11,970	562,111
Kewaunee Scientific Corp.(1)	1,786	95,908
LivaNova PLC(1)	83,449	4,204,995
Merit Medical Systems, Inc.(1)	4	387
Nevro Corp.(1)	28,838	178,507
Omnicell, Inc.(1)	54,382	2,418,911
OraSure Technologies, Inc.(1)	120,527	539,961
Orchestra BioMed Holdings, Inc.(1)	4,097	27,450
Orthofix Medical, Inc.(1)	56,333	982,447
OrthoPediatrics Corp.(1)	21,721	693,986
Pulmonx Corp.(1)	29,049	212,639
QuidelOrtho Corp.(1)	3,721	157,212
Sensus Healthcare, Inc.(1)	14,459	94,273
Sight Sciences, Inc.(1)	42,746	289,390
Surmodics, Inc.(1)	87	3,448
Tactile Systems Technology, Inc.(1)	30,938	423,541
Treace Medical Concepts, Inc.(1)	1,370	8,453
UFP Technologies, Inc.(1)	13,285	4,533,241
Utah Medical Products, Inc.	5,220	354,908
Varex Imaging Corp.(1)	31,605	394,430
Zimvie, Inc.(1)	44,523	772,029
Zynex, Inc.(1)(2)	28,482	223,869
		25,760,228
Health Care Providers and Services — 2.5%
AdaptHealth Corp.(1)	132,904	1,460,615
Addus HomeCare Corp.(1)	28,004	3,724,812
AirSculpt Technologies, Inc.(1)	4,261	17,854
AMN Healthcare Services, Inc.(1)	44,825	2,377,070
Astrana Health, Inc.(1)	69,470	3,319,971
BrightSpring Health Services, Inc.(1)(2)	53,022	665,426
Brookdale Senior Living, Inc.(1)	333,089	2,368,263
Castle Biosciences, Inc.(1)	42,940	1,274,030
126

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Clover Health Investments Corp.(1)	172,567	$453,851
Cross Country Healthcare, Inc.(1)	54,428	812,066
DocGo, Inc.(1)	68,583	259,244
Fulgent Genetics, Inc.(1)	31,069	700,917
GeneDx Holdings Corp.(1)	21,756	694,887
InfuSystem Holdings, Inc.(1)	2,194	14,590
Joint Corp.(1)	16,185	183,052
ModivCare, Inc.(1)	17,618	508,455
National HealthCare Corp.	23,054	3,161,395
National Research Corp.	30,310	691,068
Owens & Minor, Inc.(1)	122,942	1,910,519
Patterson Cos., Inc.	118,746	2,670,597
Pediatrix Medical Group, Inc.(1)	127,229	1,381,707
Premier, Inc., Class A	173,136	3,526,780
Progyny, Inc.(1)	7,556	177,490
Select Medical Holdings Corp.	110	3,968
Talkspace, Inc.(1)	102,443	204,886
		32,563,513
Health Care Technology — 0.2%
Health Catalyst, Inc.(1)	66,155	475,654
HealthStream, Inc.	37,850	1,099,164
OptimizeRx Corp.(1)	14,764	122,689
Teladoc Health, Inc.(1)	121,990	874,668
TruBridge, Inc.(1)	5,359	66,827
		2,639,002
Hotels, Restaurants and Leisure — 1.8%
Accel Entertainment, Inc.(1)	87,329	1,018,256
Biglari Holdings, Inc., Class B(1)	17	3,043
BJ's Restaurants, Inc.(1)	37,915	1,161,336
Bloomin' Brands, Inc.	135,532	2,371,810
Century Casinos, Inc.(1)	4,013	9,872
Cheesecake Factory, Inc.	77,909	3,062,603
Chuy's Holdings, Inc.(1)	24,653	917,092
Cracker Barrel Old Country Store, Inc.(2)	35,769	1,415,737
Dave & Buster's Entertainment, Inc.(1)	53,771	1,685,183
El Pollo Loco Holdings, Inc.(1)	39,938	553,541
Everi Holdings, Inc.(1)	115,064	1,501,585
Full House Resorts, Inc.(1)	13,426	68,607
Golden Entertainment, Inc.	34,502	1,117,520
Krispy Kreme, Inc.	47,879	539,596
Life Time Group Holdings, Inc.(1)	13,743	323,235
Marriott Vacations Worldwide Corp.	12,339	913,086
Monarch Casino & Resort, Inc.	21,274	1,615,122
ONE Group Hospitality, Inc.(1)	19,684	75,783
Playa Hotels & Resorts NV(1)	163,220	1,286,174
PlayAGS, Inc.(1)	51,227	579,890
Potbelly Corp.(1)	43,462	346,827
RCI Hospitality Holdings, Inc.	13,094	596,955
Rush Street Interactive, Inc.(1)	86,850	813,784
Super Group SGHC Ltd.	254,579	878,298
Target Hospitality Corp.(1)	50,111	485,576
		23,340,511
Household Durables — 2.2%
Bassett Furniture Industries, Inc.	870	12,319
127

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Beazer Homes USA, Inc.(1)	47,786	$1,494,746
Century Communities, Inc.	37,265	3,729,109
Champion Homes, Inc.(1)	2	187
Cricut, Inc., Class A	67,102	387,850
Ethan Allen Interiors, Inc.	38,022	1,196,933
Flexsteel Industries, Inc.	5,867	242,776
Green Brick Partners, Inc.(1)	45,738	3,603,240
Hamilton Beach Brands Holding Co., Class A	10,512	307,896
Helen of Troy Ltd.(1)	33,089	1,766,291
Hooker Furnishings Corp.	12,430	196,891
Hovnanian Enterprises, Inc., Class A(1)	8,224	1,778,275
Koss Corp.(1)(2)	4,912	39,836
Landsea Homes Corp.(1)	28,322	337,315
La-Z-Boy, Inc.	68,585	2,782,493
Legacy Housing Corp.(1)	16,675	449,558
Leggett & Platt, Inc.	70,667	893,231
LGI Homes, Inc.(1)	28,383	3,061,958
Lifetime Brands, Inc.	16,080	114,972
Lovesac Co.(1)	23,399	543,793
Newell Brands, Inc.	202,302	1,434,321
Sonos, Inc.(1)	190,351	2,327,993
Traeger, Inc.(1)	40,903	146,842
Universal Electronics, Inc.(1)	11,029	102,790
Worthington Enterprises, Inc.	33,585	1,538,193
		28,489,808
Household Products — 0.9%
Central Garden & Pet Co.(1)	11,696	461,641
Central Garden & Pet Co., Class A(1)	84,666	2,895,577
Energizer Holdings, Inc.	113,858	3,688,999
Oil-Dri Corp. of America	8,040	548,248
Spectrum Brands Holdings, Inc.	44,664	4,212,708
WD-40 Co.	21	5,520
		11,812,693
Independent Power and Renewable Electricity Producers — 0.4%
Altus Power, Inc.(1)	83,967	261,977
Montauk Renewables, Inc.(1)	70,595	331,091
NextEra Energy Partners LP	88,570	2,218,678
Sunnova Energy International, Inc.(1)(2)	173,351	1,925,930
		4,737,676
Insurance — 2.9%
Ambac Financial Group, Inc.(1)	73,926	864,934
American Coastal Insurance Corp., Class C(1)	34,205	384,122
AMERISAFE, Inc.	30,294	1,518,335
Brighthouse Financial, Inc.(1)	59,338	2,723,614
Crawford & Co., Class A	110	1,163
Crawford & Co., Class B	45	496
Donegal Group, Inc., Class A	19,182	291,950
eHealth, Inc.(1)	42,840	173,502
Employers Holdings, Inc.	40,712	1,952,140
Fidelis Insurance Holdings Ltd.	97,646	1,808,404
Genworth Financial, Inc., Class A(1)	498,527	3,479,719
GoHealth, Inc., Class A(1)	1,871	15,829
Goosehead Insurance, Inc., Class A(1)	30,404	2,564,273
Greenlight Capital Re Ltd., A Shares(1)	39,029	545,235
128

Avantis U.S. Small Cap Equity ETF
	Shares	Value
HCI Group, Inc.	13,460	$1,289,872
Heritage Insurance Holdings, Inc.(1)	39,965	644,635
Hippo Holdings, Inc.(1)	29,286	581,327
Horace Mann Educators Corp.	66,036	2,351,542
Investors Title Co.	1,380	310,900
James River Group Holdings Ltd.	53,550	396,270
Kingstone Cos., Inc.(1)	3,291	28,698
Lemonade, Inc.(1)(2)	84,656	1,568,676
Palomar Holdings, Inc.(1)	42,759	4,242,548
ProAssurance Corp.(1)	82,392	1,104,053
Safety Insurance Group, Inc.	22,829	2,021,508
Selectquote, Inc.(1)	190,176	775,918
SiriusPoint Ltd.(1)	160,929	2,412,326
Skyward Specialty Insurance Group, Inc.(1)	54,663	2,234,077
Tiptree, Inc.	778	15,428
United Fire Group, Inc.	28,851	590,580
Universal Insurance Holdings, Inc.	44,370	949,074
White Mountains Insurance Group Ltd.	5	9,221
		37,850,369
Interactive Media and Services — 1.3%
BuzzFeed, Inc.(1)(2)	3,619	9,373
Cargurus, Inc.(1)	138,620	4,017,208
Cars.com, Inc.(1)	103,908	1,853,719
DHI Group, Inc.(1)	7,151	13,873
Getty Images Holdings, Inc.(1)	39,700	150,860
Nextdoor Holdings, Inc.(1)	260,082	650,205
Outbrain, Inc.(1)	2,179	11,113
Shutterstock, Inc.	36,267	1,301,260
Taboola.com Ltd.(1)	145,457	509,099
Travelzoo(1)	11,431	137,972
TripAdvisor, Inc.(1)	132,511	1,922,735
TrueCar, Inc.(1)	107,577	322,731
Yelp, Inc.(1)	85,897	3,000,382
Ziff Davis, Inc.(1)	43,762	2,138,649
ZipRecruiter, Inc., Class A(1)	70,469	672,979
		16,712,158
IT Services — 0.4%
Crexendo, Inc.(1)	11,458	59,123
CSP, Inc.	6,953	96,647
Grid Dynamics Holdings, Inc.(1)	36,636	509,973
Hackett Group, Inc.	39,406	1,044,259
Perficient, Inc.(1)	53,850	4,047,904
Rackspace Technology, Inc.(1)(2)	4,137	9,515
Thoughtworks Holding, Inc.(1)	13,753	59,826
		5,827,247
Leisure Products — 0.8%
American Outdoor Brands, Inc.(1)	1,238	11,414
Clarus Corp.	47,143	203,186
Escalade, Inc.	815	11,394
Funko, Inc., Class A(1)	48,957	512,580
JAKKS Pacific, Inc.(1)	13,514	332,985
Johnson Outdoors, Inc., Class A	7,227	259,811
Latham Group, Inc.(1)	49,549	309,681
Malibu Boats, Inc., Class A(1)	32,973	1,199,228
129

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Marine Products Corp.	6,750	$63,450
MasterCraft Boat Holdings, Inc.(1)	26,872	497,938
Smith & Wesson Brands, Inc.	74,956	1,104,852
Sturm Ruger & Co., Inc.	27,234	1,147,096
Topgolf Callaway Brands Corp.(1)	126,522	1,272,811
Vista Outdoor, Inc.(1)	92,191	3,691,328
		10,617,754
Life Sciences Tools and Services — 0.5%
AbCellera Biologics, Inc.(1)(2)	43,260	110,745
Adaptive Biotechnologies Corp.(1)	69,982	328,915
Alpha Teknova, Inc.(1)	1,557	7,691
Azenta, Inc.(1)	45,675	2,261,826
Codexis, Inc.(1)	105,746	305,606
CryoPort, Inc.(1)	37,401	348,577
Cytek Biosciences, Inc.(1)	166,263	954,350
Lifecore Biomedical, Inc.(1)	7,628	33,411
MaxCyte, Inc.(1)(2)	143,343	619,242
Mesa Laboratories, Inc.	4,043	540,509
Nautilus Biotechnology, Inc.(1)	1,246	3,240
OmniAb, Inc.(1)	121,006	507,015
OmniAb, Inc.(1)	309	99
OmniAb, Inc.(1)	309	68
Personalis, Inc.(1)	15,622	84,984
Quanterix Corp.(1)	55,218	719,490
Seer, Inc.(1)(2)	63,123	106,047
Standard BioTools, Inc.(1)	146,616	312,292
		7,244,107
Machinery — 4.5%
3D Systems Corp.(1)	176,394	377,483
Alamo Group, Inc.	4,871	903,083
Albany International Corp., Class A	13,012	1,225,210
Astec Industries, Inc.	36,167	1,223,530
Atmus Filtration Technologies, Inc.	130,628	4,683,014
Blue Bird Corp.(1)	58,716	3,005,085
Commercial Vehicle Group, Inc.(1)	47,819	173,583
Douglas Dynamics, Inc.	30,718	855,189
Eastern Co.	3,519	105,957
Enerpac Tool Group Corp.	88,018	3,629,862
Federal Signal Corp.	54	5,102
Gencor Industries, Inc.(1)	7,399	149,238
Gorman-Rupp Co.	32,999	1,286,301
Graham Corp.(1)	10,176	324,004
Greenbrier Cos., Inc.	50,913	2,466,735
Helios Technologies, Inc.	40,265	1,779,310
Hillenbrand, Inc.	45,930	1,513,853
Hillman Solutions Corp.(1)	308,297	3,067,555
Hurco Cos., Inc.	2,194	37,737
Hyliion Holdings Corp.(1)(2)	111,869	209,195
Hyster-Yale, Inc.	16,397	1,032,355
Kennametal, Inc.	128,319	3,319,613
L.B. Foster Co., Class A(1)	15,191	305,035
Lindsay Corp.	17,577	2,180,427
Luxfer Holdings PLC	34,821	390,692
Manitex International, Inc.(1)	613	2,562
130

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Manitowoc Co., Inc.(1)	55,518	$560,177
Mayville Engineering Co., Inc.(1)	16,396	316,607
Miller Industries, Inc.	19,676	1,194,530
Mueller Water Products, Inc., Class A	171,995	3,692,733
Nikola Corp.(1)(2)	4,899	32,480
NN, Inc.(1)	57,663	227,192
Omega Flex, Inc.	5,679	268,049
Park-Ohio Holdings Corp.	12,441	376,216
Proto Labs, Inc.(1)	41,016	1,254,269
REV Group, Inc.	86,713	2,760,942
Shyft Group, Inc.	42,307	600,336
SPX Technologies, Inc.(1)	72	11,746
Standex International Corp.	18,624	3,327,178
Taylor Devices, Inc.(1)(2)	3,978	227,621
Tennant Co.	31,438	3,070,549
Titan International, Inc.(1)	81,036	675,030
Trinity Industries, Inc.	136,232	4,497,018
Twin Disc, Inc.	4,606	60,615
Wabash National Corp.	72,006	1,401,237
		58,806,235
Marine Transportation — 0.3%
Costamare, Inc.	59,641	846,306
Genco Shipping & Trading Ltd.	75,233	1,323,349
Pangaea Logistics Solutions Ltd.	49,259	332,498
Safe Bulkers, Inc.	112,120	572,933
Star Bulk Carriers Corp.	26,889	574,618
		3,649,704
Media — 1.4%
Advantage Solutions, Inc.(1)	116,458	450,692
AMC Networks, Inc., Class A(1)(2)	48,840	481,074
Boston Omaha Corp., Class A(1)	30,482	435,588
Cable One, Inc.	1,736	612,322
Cumulus Media, Inc., Class A(1)	1,311	2,176
Entravision Communications Corp., Class A	84,627	176,024
EW Scripps Co., Class A(1)	105,180	207,205
Gambling.com Group Ltd.(1)	24,279	247,403
Gannett Co., Inc.(1)	242,575	1,283,222
Gray Television, Inc.	101,007	515,136
Ibotta, Inc., Class A(1)	3,648	208,629
Innovid Corp.(1)	32,993	60,377
John Wiley & Sons, Inc., Class A	69,020	3,334,356
Magnite, Inc.(1)	237,052	3,268,947
National CineMedia, Inc.(1)(2)	107,495	740,641
PubMatic, Inc., Class A(1)	72,871	1,136,788
Scholastic Corp.	32,204	1,026,663
Sinclair, Inc.	56,510	786,619
Stagwell, Inc.(1)	139,365	1,002,034
TechTarget, Inc.(1)	36,095	961,932
Thryv Holdings, Inc.(1)	51,449	937,401
Townsquare Media, Inc., Class A	5,722	60,482
Urban One, Inc., Class A(1)	1,238	2,637
WideOpenWest, Inc.(1)	84,241	465,010
		18,403,358
131

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Metals and Mining — 1.9%
Arch Resources, Inc.	17,849	$2,435,139
Ascent Industries Co.(1)	1,238	12,764
Caledonia Mining Corp. PLC	18,849	244,660
Century Aluminum Co.(1)	83,667	1,201,458
Coeur Mining, Inc.(1)	658,550	4,043,497
Compass Minerals International, Inc.	65,887	581,782
Dakota Gold Corp.(1)	8,919	20,692
Gatos Silver, Inc.(1)(2)	85,791	1,079,251
Haynes International, Inc.	20,296	1,220,601
Idaho Strategic Resources, Inc.(1)	6,733	84,028
Kaiser Aluminum Corp.	25,882	1,929,503
Materion Corp.	28,761	3,337,427
McEwen Mining, Inc.(1)	74,389	676,940
Metallus, Inc.(1)	69,735	1,133,891
Metals Acquisition Ltd., Class A(1)(2)	38,285	429,941
MP Materials Corp.(1)(2)	131,970	1,702,413
Olympic Steel, Inc.	16,678	668,788
Piedmont Lithium, Inc.(1)(2)	6,684	55,076
Radius Recycling, Inc., Class A	41,540	628,916
Ramaco Resources, Inc., Class A	45,502	554,669
Ramaco Resources, Inc., Class B	9,268	105,006
Ryerson Holding Corp.	47,840	957,757
SunCoke Energy, Inc.	140,917	1,262,616
Tredegar Corp.(1)	29,803	182,692
Universal Stainless & Alloy Products, Inc.(1)	15,876	668,697
		25,218,204
Multi-Utilities — 0.4%
Avista Corp.	100,329	3,876,712
Unitil Corp.	26,429	1,593,669
		5,470,381
Oil, Gas and Consumable Fuels — 4.7%
Amplify Energy Corp.(1)	65,357	465,995
Ardmore Shipping Corp.	75,886	1,432,728
Berry Corp.	105,209	651,244
Centrus Energy Corp., Class A(1)	11,896	471,082
Chord Energy Corp.	1	148
Clean Energy Fuels Corp.(1)	270,839	836,893
Comstock Resources, Inc.	94,100	1,000,283
CONSOL Energy, Inc.	30,386	3,107,880
Crescent Energy Co., Class A	204,024	2,434,006
CVR Energy, Inc.	23,468	596,557
Delek U.S. Holdings, Inc.	100,368	2,049,515
DHT Holdings, Inc.	227,265	2,461,280
Dorian LPG Ltd.	65,230	2,543,318
Encore Energy Corp.(1)	57,238	208,346
Epsilon Energy Ltd.	2,006	10,893
Evolution Petroleum Corp.	46,349	238,697
Excelerate Energy, Inc., Class A	27,254	496,840
FutureFuel Corp.	45,147	281,717
Golar LNG Ltd.	74,416	2,477,309
Gran Tierra Energy, Inc.(1)(2)	58,553	431,536
Granite Ridge Resources, Inc.	106,985	679,355
Green Plains, Inc.(1)	97,624	1,383,332
132

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Gulfport Energy Corp.(1)	19,224	$2,788,633
Hallador Energy Co.(1)	42,264	283,591
HighPeak Energy, Inc.	36,602	588,560
International Seaways, Inc.	77,570	4,020,453
Kimbell Royalty Partners LP	113,438	1,812,739
Kosmos Energy Ltd.(1)	754,422	3,674,035
NACCO Industries, Inc., Class A	389	10,845
New Fortress Energy, Inc.	18,191	224,113
Nordic American Tankers Ltd.	338,172	1,258,000
Par Pacific Holdings, Inc.(1)	91,879	2,061,765
Peabody Energy Corp.	151,963	3,557,454
PrimeEnergy Resources Corp.(1)	45	6,030
REX American Resources Corp.(1)	25,630	1,162,320
Riley Exploration Permian, Inc.	15,581	444,059
Ring Energy, Inc.(1)(2)	181,968	336,641
SandRidge Energy, Inc.	52,705	699,922
SFL Corp. Ltd.	196,007	2,324,643
Talos Energy, Inc.(1)	213,478	2,448,593
Teekay Corp.(1)	104,336	867,032
Teekay Tankers Ltd., Class A	36,966	2,102,626
VAALCO Energy, Inc.	192,933	1,255,994
Vital Energy, Inc.(1)	42,800	1,536,092
Vitesse Energy, Inc.	33,843	875,180
W&T Offshore, Inc.	156,162	357,611
World Kinect Corp.	95,770	2,757,218
		61,713,103
Paper and Forest Products — 0.4%
Clearwater Paper Corp.(1)	29,875	993,941
Mercer International, Inc.	66,807	400,842
Sylvamo Corp.	42,172	3,335,384
		4,730,167
Passenger Airlines — 0.7%
Allegiant Travel Co.	25,866	1,088,441
Blade Air Mobility, Inc.(1)	88,906	278,276
Hawaiian Holdings, Inc.(1)	257	4,451
JetBlue Airways Corp.(1)	544,181	2,764,440
SkyWest, Inc.(1)	54,108	4,195,534
Spirit Airlines, Inc.(2)	173,869	448,582
Sun Country Airlines Holdings, Inc.(1)	81,671	896,748
		9,676,472
Personal Care Products — 0.4%
Edgewell Personal Care Co.	77,020	3,097,744
Honest Co., Inc.(1)	105,108	490,854
Medifast, Inc.	17,483	319,939
Nature's Sunshine Products, Inc.(1)	19,255	265,719
Nu Skin Enterprises, Inc., Class A	80,281	716,909
Olaplex Holdings, Inc.(1)	113,772	237,784
USANA Health Sciences, Inc.(1)	18,181	742,149
Waldencast PLC, Class A(1)(2)	2,787	8,918
		5,880,016
Pharmaceuticals — 2.0%
Amphastar Pharmaceuticals, Inc.(1)	55,072	2,684,209
Amylyx Pharmaceuticals, Inc.(1)	19,041	42,271
ANI Pharmaceuticals, Inc.(1)	24,290	1,548,487
133

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Atea Pharmaceuticals, Inc.(1)	125,510	$483,214
Athira Pharma, Inc.(1)	38,075	117,652
Collegium Pharmaceutical, Inc.(1)	52,724	2,027,765
Corcept Therapeutics, Inc.(1)	60,079	2,120,789
Fulcrum Therapeutics, Inc.(1)	100,849	862,259
Harmony Biosciences Holdings, Inc.(1)	49,637	1,785,939
Innoviva, Inc.(1)	89,783	1,739,995
Ligand Pharmaceuticals, Inc.(1)	28,334	2,997,737
Longboard Pharmaceuticals, Inc.(1)	7,273	262,410
Nuvation Bio, Inc.(1)	296,707	955,397
Ocular Therapeutix, Inc.(1)	57,323	505,589
Oramed Pharmaceuticals, Inc.(1)(2)	15,439	36,899
Pacira BioSciences, Inc.(1)	72,679	1,130,885
Phibro Animal Health Corp., Class A	35,639	748,419
Pliant Therapeutics, Inc.(1)	83,815	1,113,901
Prestige Consumer Healthcare, Inc.(1)	30	2,239
Relmada Therapeutics, Inc.(1)	31,618	88,530
SCYNEXIS, Inc.(1)(2)	5,975	8,724
SIGA Technologies, Inc.	74,686	674,415
Supernus Pharmaceuticals, Inc.(1)	85,588	3,009,274
Terns Pharmaceuticals, Inc.(1)	72,979	556,100
Theravance Biopharma, Inc.(1)	53,077	437,885
Third Harmonic Bio, Inc.(1)	20,660	238,623
Trevi Therapeutics, Inc.(1)	54,108	170,981
Ventyx Biosciences, Inc.(1)	57,540	128,314
		26,478,902
Professional Services — 1.9%
Asure Software, Inc.(1)	33,342	286,408
Conduent, Inc.(1)	268,532	1,025,792
CRA International, Inc.	11,306	1,906,192
CSG Systems International, Inc.	45,298	2,197,859
DLH Holdings Corp.(1)	3,723	40,506
First Advantage Corp.(1)	78,793	1,508,886
Forrester Research, Inc.(1)	555	10,645
Franklin Covey Co.(1)	17,674	711,555
Heidrick & Struggles International, Inc.	29,520	1,139,472
HireQuest, Inc.	2,911	41,453
Huron Consulting Group, Inc.(1)	27,715	3,060,845
IBEX Holdings Ltd.(1)	7,885	135,937
ICF International, Inc.	24,279	4,024,487
Innodata, Inc.(1)(2)	26,303	454,516
Kelly Services, Inc., Class A	51,846	1,094,469
Kforce, Inc.	29,505	1,935,233
Legalzoom.com, Inc.(1)	211,535	1,425,746
Mistras Group, Inc.(1)	19,474	232,909
Planet Labs PBC(1)	310,797	836,044
RCM Technologies, Inc.(1)	7,514	153,135
Resources Connection, Inc.	50,540	527,132
Spire Global, Inc.(1)(2)	599	5,139
Sterling Check Corp.(1)	27,680	448,139
TaskUS, Inc., Class A(1)	28,732	382,136
TrueBlue, Inc.(1)	47,055	375,028
TTEC Holdings, Inc.	28,814	147,240
134

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Willdan Group, Inc.(1)	19,358	$737,733
		24,844,636
Real Estate Management and Development — 1.1%
Anywhere Real Estate, Inc.(1)	146,402	715,906
Cushman & Wakefield PLC(1)	288,892	3,755,596
DigitalBridge Group, Inc.	77,152	963,629
Douglas Elliman, Inc.(1)	7,427	13,220
Five Point Holdings LLC, Class A(1)	6,712	22,082
Forestar Group, Inc.(1)	31,397	971,423
FRP Holdings, Inc.(1)	10,917	323,362
Kennedy-Wilson Holdings, Inc.	165,044	1,835,289
Marcus & Millichap, Inc.	37,626	1,492,623
Offerpad Solutions, Inc.(1)(2)	1,849	7,193
Opendoor Technologies, Inc.(1)	989,396	2,127,201
RE/MAX Holdings, Inc., Class A(1)	16,161	182,943
RMR Group, Inc., Class A	24,272	618,693
Seritage Growth Properties, Class A(1)(2)	54,607	253,923
Star Holdings(1)	13,398	179,533
Stratus Properties, Inc.(1)	1,034	26,956
Tejon Ranch Co.(1)	34,085	609,781
		14,099,353
Semiconductors and Semiconductor Equipment — 1.3%
ACM Research, Inc., Class A(1)	80,984	1,460,951
Alpha & Omega Semiconductor Ltd.(1)	39,741	1,661,571
Amtech Systems, Inc.(1)	1,238	7,874
AXT, Inc.(1)	6,328	16,769
CEVA, Inc.(1)	35,076	839,719
Cohu, Inc.(1)	72,518	1,951,459
inTEST Corp.(1)	11,475	82,161
Kulicke & Soffa Industries, Inc.	76,747	3,362,286
Magnachip Semiconductor Corp.(1)	58,394	275,620
Navitas Semiconductor Corp.(1)	10,285	31,061
NVE Corp.	7,532	630,805
Photronics, Inc.(1)	104,102	2,692,078
QuickLogic Corp.(1)(2)	21,371	179,516
SkyWater Technology, Inc.(1)(2)	5,916	53,067
SMART Global Holdings, Inc.(1)	82,914	1,717,978
SolarEdge Technologies, Inc.(1)	2,721	66,202
Ultra Clean Holdings, Inc.(1)	73,388	2,766,728
		17,795,845
Software — 1.9%
8x8, Inc.(1)	187,957	353,359
A10 Networks, Inc.	114,707	1,579,515
Adeia, Inc.	168,104	2,118,110
American Software, Inc., Class A	3,221	37,074
Arteris, Inc.(1)	26,203	224,822
Bit Digital, Inc.(1)	109,266	351,836
Cipher Mining, Inc.(1)(2)	255,907	898,234
CoreCard Corp.(1)(2)	4,067	59,134
CS Disco, Inc.(1)	35,680	197,310
Daily Journal Corp.(1)	2,052	1,020,070
Dave, Inc.(1)(2)	9,358	351,861
Digital Turbine, Inc.(1)	69,017	222,235
E2open Parent Holdings, Inc.(1)	112,022	501,859
135

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Enfusion, Inc., Class A(1)	39,580	$328,118
EverCommerce, Inc.(1)	15,389	164,816
Expensify, Inc., Class A(1)	34,350	79,692
Matterport, Inc.(1)	414,148	1,876,090
MeridianLink, Inc.(1)	26,534	605,771
Mitek Systems, Inc.(1)	4,946	46,097
Olo, Inc., Class A(1)	160,665	843,491
ON24, Inc.(1)	16,731	107,915
OneSpan, Inc.(1)	15,088	243,219
Progress Software Corp.	67,144	3,904,424
Red Violet, Inc.(1)	352	10,173
ReposiTrak, Inc.	13,054	253,900
Riot Platforms, Inc.(1)(2)	265,347	1,998,063
SolarWinds Corp.	75,740	968,715
Synchronoss Technologies, Inc.(1)	4,871	72,139
Telos Corp.(1)	84,594	308,768
Teradata Corp.(1)	20,611	582,055
Terawulf, Inc.(1)	250,640	1,092,790
Verint Systems, Inc.(1)	97,155	3,065,240
Xperi, Inc.(1)	69,734	615,054
		25,081,949
Specialty Retail — 2.6%
1-800-Flowers.com, Inc., Class A(1)	49,160	394,755
Aaron's Co., Inc.	42,110	424,890
Advance Auto Parts, Inc.	20,000	906,200
America's Car-Mart, Inc.(1)	8,178	495,014
Arhaus, Inc.	91,589	1,127,461
Arko Corp.	93,027	582,349
BARK, Inc.(1)(2)	2,656	4,436
Barnes & Noble Education, Inc.(1)(2)	67	871
Buckle, Inc.	50,589	2,119,679
Build-A-Bear Workshop, Inc.	21,499	717,637
Caleres, Inc.	58,810	2,477,665
Camping World Holdings, Inc., Class A	65,662	1,440,624
Cato Corp., Class A	6,673	32,497
Citi Trends, Inc.(1)	11,484	164,221
Designer Brands, Inc., Class A	71,167	472,549
Destination XL Group, Inc.(1)	82,375	226,531
Duluth Holdings, Inc., Class B(1)	3,202	13,000
Foot Locker, Inc.	140,126	4,363,524
Genesco, Inc.(1)	17,766	536,356
GrowGeneration Corp.(1)	90,609	176,688
Guess?, Inc.	53,287	1,104,107
Haverty Furniture Cos., Inc.	21,808	597,539
J Jill, Inc.	10,026	326,146
Lands' End, Inc.(1)	20,136	311,907
MarineMax, Inc.(1)	31,004	983,447
Monro, Inc.	44,479	1,204,936
National Vision Holdings, Inc.(1)	119,370	1,260,547
ODP Corp.(1)	55,397	1,708,997
Petco Health & Wellness Co., Inc.(1)	128,198	408,952
PetMed Express, Inc.(1)	26,050	83,099
Revolve Group, Inc.(1)	6,397	146,619
RumbleON, Inc., Class B(1)	23,958	107,092
136

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Sally Beauty Holdings, Inc.(1)	169,498	$2,211,949
Shoe Carnival, Inc.	31,368	1,268,522
Sonic Automotive, Inc., Class A	12,609	786,045
Sportsman's Warehouse Holdings, Inc.(1)	54,169	113,755
Stitch Fix, Inc., Class A(1)	147,575	557,833
Tile Shop Holdings, Inc.(1)	29,808	187,790
Tilly's, Inc., Class A(1)	14,978	80,282
Victoria's Secret & Co.(1)	128,077	3,004,686
Zumiez, Inc.(1)	26,744	741,879
		33,873,076
Technology Hardware, Storage and Peripherals — 0.1%
Eastman Kodak Co.(1)	124,957	659,773
Immersion Corp.	52,251	491,159
Intevac, Inc.(1)	6,970	24,744
		1,175,676
Textiles, Apparel and Luxury Goods — 1.1%
Carter's, Inc.	49,590	3,267,981
Figs, Inc., Class A(1)	103,210	636,806
G-III Apparel Group Ltd.(1)	68,971	1,825,662
Hanesbrands, Inc.(1)	532,866	3,383,699
Lakeland Industries, Inc.	5,072	122,235
Movado Group, Inc.	24,896	594,019
Oxford Industries, Inc.	25,030	2,177,109
Rocky Brands, Inc.	11,240	362,378
Superior Group of Cos., Inc.	19,085	276,351
Unifi, Inc.(1)	7,109	48,554
Vera Bradley, Inc.(1)	35,785	208,627
Wolverine World Wide, Inc.	130,913	1,794,817
		14,698,238
Trading Companies and Distributors — 0.9%
Alta Equipment Group, Inc.	38,737	261,087
BlueLinx Holdings, Inc.(1)	14,658	1,475,181
Distribution Solutions Group, Inc.(1)	2	75
DNOW, Inc.(1)	152,040	1,979,561
DXP Enterprises, Inc.(1)	22,645	1,245,475
Global Industrial Co.	19,004	636,634
H&E Equipment Services, Inc.	53,587	2,580,214
Hudson Technologies, Inc.(1)	65,196	535,911
Karat Packaging, Inc.	11,498	291,359
MRC Global, Inc.(1)	137,042	1,803,473
Rush Enterprises, Inc., Class A	37	1,950
Rush Enterprises, Inc., Class B	137	6,445
Titan Machinery, Inc.(1)	32,191	486,406
Transcat, Inc.(1)	305	37,655
Willis Lease Finance Corp.	2,179	235,746
		11,577,172
Water Utilities — 0.4%
Artesian Resources Corp., Class A	12,636	456,286
California Water Service Group	57,432	3,177,713
Consolidated Water Co. Ltd.	4,480	124,365
Middlesex Water Co.	15,972	1,006,396
Pure Cycle Corp.(1)	4,151	44,208
York Water Co.	2,577	100,451
		4,909,419
137

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Wireless Telecommunication Services — 0.4%
Gogo, Inc.(1)	83,642	$666,627
Spok Holdings, Inc.	25,063	372,687
Telephone & Data Systems, Inc.	165,920	3,919,030
		4,958,344
TOTAL COMMON STOCKS (Cost $1,231,819,617)		1,310,890,461
RIGHTS — 0.0%
Biotechnology — 0.0%
Akouos, Inc.(1)	779	8
Chinook Therapeutics, Inc.(1)	5,210	52
Fusion Pharmaceuticals, Inc.(1)(2)	4,010	2,205
Pardes Biosciences, Inc.(1)	223	7
		2,272
Pharmaceuticals — 0.0%
Concert Pharmaceuticals, Inc.(1)	5,515	2,040
Jounce Therapeutics, Inc.(1)	4,355	131
Theseus Pharmaceuticals, Inc.(1)	12,795	128
		2,299
TOTAL RIGHTS (Cost $6,451)		4,571
SHORT-TERM INVESTMENTS — 0.8%
Money Market Funds — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,634,499	1,634,499
State Street Navigator Securities Lending Government Money Market Portfolio(3)	8,681,855	8,681,855
TOTAL SHORT-TERM INVESTMENTS (Cost $10,316,354)		10,316,354
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $1,242,142,422)		1,321,211,386
OTHER ASSETS AND LIABILITIES — (0.6)%		(8,373,775)
TOTAL NET ASSETS — 100.0%		$1,312,837,611

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $16,335,868. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $16,978,527, which includes securities collateral of $8,296,672.

See Notes to Financial Statements.
138

AUGUST 31, 2024

Avantis U.S. Small Cap Value ETF
	Shares	Value
COMMON STOCKS — 99.8%
Air Freight and Logistics — 0.7%
Air Transport Services Group, Inc.(1)	1,783,963	$30,077,616
Hub Group, Inc., Class A	1,245,717	58,710,642
Radiant Logistics, Inc.(1)	280,470	1,786,594
		90,574,852
Automobile Components — 2.2%
American Axle & Manufacturing Holdings, Inc.(1)	2,754,077	17,708,715
Dana, Inc.	3,145,739	35,515,393
Gentherm, Inc.(1)	172,714	8,728,966
Goodyear Tire & Rubber Co.(1)	7,525,879	66,378,253
LCI Industries	426,785	50,292,344
Motorcar Parts of America, Inc.(1)	182,452	1,209,657
Patrick Industries, Inc.	162,967	21,058,596
Phinia, Inc.	1,009,320	48,406,987
Standard Motor Products, Inc.	305,331	9,865,245
Stoneridge, Inc.(1)	199,904	2,866,623
Visteon Corp.(1)	286,637	29,016,263
		291,047,042
Automobiles — 1.5%
Harley-Davidson, Inc.	2,432,160	91,060,070
Thor Industries, Inc.	730,335	78,335,732
Winnebago Industries, Inc.	474,424	28,304,136
		197,699,938
Banks — 18.9%
1st Source Corp.	110,645	6,798,582
ACNB Corp.	78,866	3,313,949
Amalgamated Financial Corp.	385,821	12,728,235
Amerant Bancorp, Inc.	327,197	7,217,966
Ameris Bancorp	539,658	33,259,123
Ames National Corp.	5,545	105,244
Arrow Financial Corp.	242,343	7,389,038
Associated Banc-Corp.	1,517,442	34,719,073
Axos Financial, Inc.(1)	1,012,261	70,281,281
Banc of California, Inc.	1,119,581	15,920,442
BancFirst Corp.	5,768	613,715
Bancorp, Inc.(1)	851,741	44,631,228
Bank First Corp.	22,725	2,137,059
Bank of Hawaii Corp.	596,547	39,592,824
Bank of Marin Bancorp	154,206	3,298,466
Bank of NT Butterfield & Son Ltd.	796,521	30,466,928
Bank OZK	1,536,957	66,627,086
Bank7 Corp.	16,527	663,229
BankFinancial Corp.	54,360	645,253
BankUnited, Inc.	1,247,701	47,949,149
Bankwell Financial Group, Inc.	35,439	1,080,181
Banner Corp.	553,830	32,991,653
Bar Harbor Bankshares	205,969	6,603,366
BayCom Corp.	50,273	1,157,787
BCB Bancorp, Inc.	156,715	1,944,833
Berkshire Hills Bancorp, Inc.	501,453	13,810,016
Bridgewater Bancshares, Inc.(1)	251,495	3,626,558
Brookline Bancorp, Inc.	1,324,683	13,551,507
139

Avantis U.S. Small Cap Value ETF
	Shares	Value
Burke & Herbert Financial Services Corp.	16,982	$1,124,888
Business First Bancshares, Inc.	362,415	8,850,174
Byline Bancorp, Inc.	463,247	12,855,104
C&F Financial Corp.	7,838	454,761
California BanCorp(1)	12,391	185,555
Camden National Corp.	171,155	6,842,777
Capital Bancorp, Inc.	38,134	975,468
Capital City Bank Group, Inc.	109,589	3,783,012
Carter Bankshares, Inc.(1)	286,304	4,953,059
Cathay General Bancorp	1,171,391	51,529,490
CB Financial Services, Inc.	18,966	523,462
Central Pacific Financial Corp.	462,840	12,732,728
Chemung Financial Corp.	8,611	401,961
ChoiceOne Financial Services, Inc.	9,159	285,303
Citizens Financial Services, Inc.	5,209	296,392
City Holding Co.	47,038	5,585,292
Civista Bancshares, Inc.	80,420	1,364,727
CNB Financial Corp.	328,620	7,988,752
Coastal Financial Corp.(1)	129,956	6,974,739
Colony Bankcorp, Inc.	50,518	758,275
Columbia Banking System, Inc.	1,934,525	48,711,340
Comerica, Inc.	38,489	2,198,107
Community Trust Bancorp, Inc.	254,319	12,843,110
Community West Bancshares	97,707	1,993,223
ConnectOne Bancorp, Inc.	577,533	14,438,325
CrossFirst Bankshares, Inc.(1)	669,796	11,654,450
Customers Bancorp, Inc.(1)	597,246	30,949,288
CVB Financial Corp.	267,281	4,923,316
Dime Community Bancshares, Inc.	575,664	14,973,021
Eagle Bancorp, Inc.	464,811	10,118,935
Eastern Bankshares, Inc.	456,811	7,752,083
Enterprise Bancorp, Inc.	44,279	1,372,206
Enterprise Financial Services Corp.	591,490	31,295,736
Equity Bancshares, Inc., Class A	80,919	3,300,686
Esquire Financial Holdings, Inc.	115,661	7,116,621
Evans Bancorp, Inc.	30,130	1,069,916
Farmers National Banc Corp.	221,246	3,440,375
FB Financial Corp.	101,465	4,892,642
Fidelity D&D Bancorp, Inc.	2,248	121,347
Financial Institutions, Inc.	251,569	6,545,825
First BanCorp	2,850,621	60,946,277
First Bancorp, Inc.	19,888	554,676
First Bancorp/Southern Pines NC	55,270	2,347,870
First Bancshares, Inc.	250,953	8,597,650
First Bank	136,743	2,104,475
First Busey Corp.	851,103	23,022,336
First Business Financial Services, Inc.	66,469	3,015,699
First Commonwealth Financial Corp.	1,542,814	26,567,257
First Community Bankshares, Inc.	23,110	1,019,613
First Financial Bancorp	92,815	2,456,813
First Financial Corp.	176,845	7,904,972
First Foundation, Inc.	391,252	2,754,414
First Guaranty Bancshares, Inc.	3,844	39,632
First Internet Bancorp	66,741	2,422,031
140

Avantis U.S. Small Cap Value ETF
	Shares	Value
First Interstate BancSystem, Inc., Class A	97,464	$3,026,257
First Merchants Corp.	402,793	15,708,927
First Mid Bancshares, Inc.	316,766	12,759,335
First of Long Island Corp.	330,325	4,218,250
First United Corp.	38,853	1,121,298
First Western Financial, Inc.(1)	3,274	62,992
Five Star Bancorp	141,795	4,133,324
Flushing Financial Corp.	409,901	5,984,555
FNB Corp.	2,882,269	43,176,390
Franklin Financial Services Corp.	19,728	626,364
FS Bancorp, Inc.	63,237	2,771,678
Fulton Financial Corp.	2,724,786	52,724,609
FVCBankcorp, Inc.(1)	31,367	386,755
German American Bancorp, Inc.	28,276	1,134,150
Great Southern Bancorp, Inc.	159,025	9,471,529
Guaranty Bancshares, Inc.	42,306	1,471,826
Hancock Whitney Corp.	1,269,600	68,215,608
Hanmi Financial Corp.	530,064	10,500,568
HarborOne Bancorp, Inc.	257,064	3,393,245
Hawthorn Bancshares, Inc.	21,119	501,576
HBT Financial, Inc.	106,261	2,382,372
Heartland Financial USA, Inc.	317,938	17,728,223
Heritage Commerce Corp.	865,923	8,815,096
Heritage Financial Corp.	186,655	4,263,200
Hilltop Holdings, Inc.	295,644	9,711,905
Hingham Institution For Savings	9,370	2,407,809
Home Bancorp, Inc.	45,137	2,015,818
HomeStreet, Inc.	187,646	3,002,336
HomeTrust Bancshares, Inc.	230,802	8,415,041
Hope Bancorp, Inc.	1,810,306	23,153,814
Horizon Bancorp, Inc.	448,529	7,185,435
Independent Bank Corp.	240,303	15,213,583
Independent Bank Corp. (Michigan)	373,304	12,647,540
Independent Bank Group, Inc.	9,538	555,302
International Bancshares Corp.	968,915	61,216,050
Investar Holding Corp.	29,030	540,539
Kearny Financial Corp.	268,673	1,829,663
Lakeland Financial Corp.	70,909	4,832,448
Live Oak Bancshares, Inc.	90,351	3,884,190
MainStreet Bancshares, Inc.	1,734	29,912
Mercantile Bank Corp.	282,017	12,967,142
Meridian Corp.	442	5,149
Metrocity Bankshares, Inc.	157,225	4,818,946
Metropolitan Bank Holding Corp.(1)	173,024	8,947,071
Mid Penn Bancorp, Inc.	162,366	4,905,077
Midland States Bancorp, Inc.	366,536	8,346,025
MidWestOne Financial Group, Inc.	129,279	3,777,532
MVB Financial Corp.	86,258	1,811,418
National Bank Holdings Corp., Class A	372,278	16,309,499
National Bankshares, Inc.	260	7,852
NBT Bancorp, Inc.	284,595	13,933,771
Nicolet Bankshares, Inc.	3,418	335,989
Northeast Bank	119,658	8,496,915
Northfield Bancorp, Inc.	535,240	6,487,109
141

Avantis U.S. Small Cap Value ETF
	Shares	Value
Northrim BanCorp, Inc.	83,767	$5,777,410
Northwest Bancshares, Inc.	1,173,910	16,258,654
Norwood Financial Corp.	9,691	263,983
Oak Valley Bancorp	18,564	495,102
OceanFirst Financial Corp.	885,640	15,826,387
OFG Bancorp	848,900	39,040,911
Old National Bancorp	2,956,003	58,676,660
Old Second Bancorp, Inc.	743,696	12,665,143
OP Bancorp	70,049	902,231
Orange County Bancorp, Inc.	22,073	1,268,094
Origin Bancorp, Inc.	425,715	14,248,681
Orrstown Financial Services, Inc.	187,768	6,722,094
Pacific Premier Bancorp, Inc.	726,612	18,673,928
Parke Bancorp, Inc.	63,376	1,299,208
Pathward Financial, Inc.	443,381	30,513,480
PCB Bancorp	86,249	1,661,156
Peapack-Gladstone Financial Corp.	255,966	7,310,389
Penns Woods Bancorp, Inc.	29,212	656,102
Peoples Bancorp of North Carolina, Inc.	9,082	264,377
Peoples Bancorp, Inc.	539,238	17,255,616
Peoples Financial Services Corp.	18,978	903,543
Plumas Bancorp	801	32,673
Popular, Inc.	340,324	34,883,210
Preferred Bank	70,229	5,818,473
Premier Financial Corp.	592,527	14,848,727
Primis Financial Corp.	88,720	1,077,948
Provident Bancorp, Inc.(1)	14,328	158,038
Provident Financial Services, Inc.	1,032,886	19,697,136
QCR Holdings, Inc.	273,548	21,098,757
RBB Bancorp	246,286	5,654,727
Red River Bancshares, Inc.	6,892	366,034
Republic Bancorp, Inc., Class A	132,577	8,471,670
Riverview Bancorp, Inc.	117,183	541,385
S&T Bancorp, Inc.	548,973	23,589,370
Sandy Spring Bancorp, Inc.	696,292	21,793,940
ServisFirst Bancshares, Inc.	134,540	10,905,812
Shore Bancshares, Inc.	200,387	2,845,495
Sierra Bancorp	102,288	3,081,937
Simmons First National Corp., Class A	212,930	4,560,961
SmartFinancial, Inc.	189,839	5,548,994
South Plains Financial, Inc.	166,266	5,804,346
Southern First Bancshares, Inc.(1)	71,826	2,332,908
Southern Missouri Bancorp, Inc.	138,794	8,026,457
Southside Bancshares, Inc.	143,306	4,905,364
Stellar Bancorp, Inc.	323,119	8,811,455
Stock Yards Bancorp, Inc.	180,762	10,954,177
Synovus Financial Corp.	1,004,984	46,349,862
Territorial Bancorp, Inc.	36,582	355,943
Texas Capital Bancshares, Inc.(1)	542,899	36,493,671
Third Coast Bancshares, Inc.(1)	48,635	1,245,542
Timberland Bancorp, Inc.	31,567	985,837
Tompkins Financial Corp.	56,133	3,443,198
Towne Bank	601,928	20,856,805
TriCo Bancshares	372,616	16,939,123
142

Avantis U.S. Small Cap Value ETF
	Shares	Value
TrustCo Bank Corp.	301,094	$10,490,115
Trustmark Corp.	863,324	28,757,322
UMB Financial Corp.	687,379	71,205,591
United Community Banks, Inc.	142,649	4,346,515
United Security Bancshares	83,790	695,457
Unity Bancorp, Inc.	55,695	1,889,731
Univest Financial Corp.	447,811	12,744,701
Valley National Bancorp	5,064,054	43,955,989
Veritex Holdings, Inc.	612,654	15,432,754
Virginia National Bankshares Corp.	2,612	103,749
WaFd, Inc.	1,183,810	43,410,313
Washington Trust Bancorp, Inc.	264,569	8,677,863
West BanCorp, Inc.	108,354	2,161,662
Westamerica BanCorp	438,893	22,730,268
Western Alliance Bancorp	190,340	15,546,971
Western New England Bancorp, Inc.	3,560	31,613
Wintrust Financial Corp.	322,432	35,080,602
WSFS Financial Corp.	715,490	39,165,923
Zions Bancorp NA	238,438	11,816,987
		2,488,830,214
Biotechnology — 0.4%
Alkermes PLC(1)	1,383,211	39,352,353
Emergent BioSolutions, Inc.(1)	1,249,628	10,384,409
Entrada Therapeutics, Inc.(1)	78,024	1,381,025
Protagonist Therapeutics, Inc.(1)	64,986	2,787,249
Puma Biotechnology, Inc.(1)	677,295	1,693,237
Pyxis Oncology, Inc.(1)	79,753	302,264
Vanda Pharmaceuticals, Inc.(1)	166,986	883,356
Voyager Therapeutics, Inc.(1)	37,194	243,993
XBiotech, Inc.(1)(2)	106,588	682,163
		57,710,049
Broadline Retail — 1.4%
Dillard's, Inc., Class A	25,605	8,679,327
Kohl's Corp.	2,998,476	58,140,450
Macy's, Inc.	4,871,129	75,843,478
Nordstrom, Inc.	1,968,831	43,983,685
		186,646,940
Building Products — 0.8%
Apogee Enterprises, Inc.	491,927	32,850,885
Insteel Industries, Inc.	429,210	14,764,824
JELD-WEN Holding, Inc.(1)	1,896,396	27,004,679
Quanex Building Products Corp.	731,807	20,219,828
Tecnoglass, Inc.	6,755	418,607
UFP Industries, Inc.	83,518	10,161,635
		105,420,458
Capital Markets — 0.5%
Diamond Hill Investment Group, Inc.	21,029	3,323,213
Open Lending Corp., Class A(1)	47,372	272,863
Oppenheimer Holdings, Inc., Class A	126,727	6,678,513
Patria Investments Ltd., Class A	292,070	3,364,646
Stifel Financial Corp.	90,884	8,010,516
StoneX Group, Inc.(1)	486,570	40,317,190
Virtus Investment Partners, Inc.	44,240	9,363,838
		71,330,779
143

Avantis U.S. Small Cap Value ETF
	Shares	Value
Chemicals — 2.4%
AdvanSix, Inc.	508,946	$15,044,444
Arcadium Lithium PLC(1)	2,625,160	7,114,184
Ashland, Inc.	86,308	7,724,566
Cabot Corp.	1,032,094	108,483,400
Chemours Co.	1,512,075	29,394,738
Core Molding Technologies, Inc.(1)	157,925	2,818,961
Hawkins, Inc.	290,970	36,857,170
Intrepid Potash, Inc.(1)	155,311	3,833,076
Kronos Worldwide, Inc.	144,344	1,668,617
LSB Industries, Inc.(1)	1,202,005	9,531,900
Mativ Holdings, Inc.	873,946	16,570,016
NewMarket Corp.	1,049	601,885
Orion SA	1,218,713	22,728,997
Rayonier Advanced Materials, Inc.(1)	1,445,333	11,533,757
Stepan Co.	282,772	21,951,590
Tronox Holdings PLC, Class A	1,296,244	18,056,679
Valhi, Inc.	12,481	364,570
		314,278,550
Commercial Services and Supplies — 0.7%
ACCO Brands Corp.	967,763	5,303,341
Acme United Corp.	39,573	1,744,774
Aris Water Solutions, Inc., Class A	498,303	8,381,457
Civeo Corp.	266,836	7,591,484
Ennis, Inc.	334,206	7,990,865
Interface, Inc.	1,431,370	27,024,266
Quad/Graphics, Inc.	83,436	391,315
Steelcase, Inc., Class A	2,171,496	30,704,953
Virco Mfg. Corp.	291,258	4,523,237
		93,655,692
Communications Equipment — 0.1%
KVH Industries, Inc.(1)	6,727	29,868
NETGEAR, Inc.(1)	412,765	6,699,176
Viasat, Inc.(1)	355,386	5,579,560
		12,308,604
Construction and Engineering — 1.8%
Ameresco, Inc., Class A(1)	441,177	13,433,840
Argan, Inc.	314,873	24,972,577
Granite Construction, Inc.	131,806	9,906,539
Great Lakes Dredge & Dock Corp.(1)	715,304	7,117,275
IES Holdings, Inc.(1)	33,660	6,278,600
Limbach Holdings, Inc.(1)	170,990	11,051,084
MDU Resources Group, Inc.	4,297,002	110,389,981
MYR Group, Inc.(1)	19,146	1,929,917
Northwest Pipe Co.(1)	109,740	4,826,365
Orion Group Holdings, Inc.(1)	519,923	3,930,618
Sterling Infrastructure, Inc.(1)	243,127	29,060,970
Tutor Perini Corp.(1)	811,125	19,442,666
		242,340,432
Construction Materials — 0.0%
Knife River Corp.(1)	7,969	628,515
U.S. Lime & Minerals, Inc.	42,624	3,483,660
		4,112,175
144

Avantis U.S. Small Cap Value ETF
	Shares	Value
Consumer Finance — 2.1%
Atlanticus Holdings Corp.(1)	27,996	$989,659
Bread Financial Holdings, Inc.	1,040,945	60,551,771
Consumer Portfolio Services, Inc.(1)	62,332	514,239
Encore Capital Group, Inc.(1)	2,911	145,783
EZCORP, Inc., Class A(1)	408,016	4,985,955
Green Dot Corp., Class A(1)	419,818	4,689,367
LendingClub Corp.(1)	1,366,255	16,599,998
Medallion Financial Corp.	181,711	1,468,225
Navient Corp.	1,414,094	23,940,611
Nelnet, Inc., Class A	108,717	12,565,511
OneMain Holdings, Inc.	454,566	22,460,106
PROG Holdings, Inc.	526,715	24,629,193
Regional Management Corp.	101,141	3,391,258
SLM Corp.	4,201,010	92,674,281
World Acceptance Corp.(1)	35,901	4,230,933
		273,836,890
Consumer Staples Distribution & Retail — 2.0%
Andersons, Inc.	860,233	43,846,076
Ingles Markets, Inc., Class A	348,981	25,824,594
Natural Grocers by Vitamin Cottage, Inc.	308,181	8,203,778
PriceSmart, Inc.	558,438	50,024,876
SpartanNash Co.	702,477	15,517,717
Sprouts Farmers Market, Inc.(1)	750,706	78,110,959
United Natural Foods, Inc.(1)	1,238,284	18,735,237
Village Super Market, Inc., Class A	173,613	5,581,658
Weis Markets, Inc.	330,675	22,347,017
		268,191,912
Containers and Packaging — 0.1%
Myers Industries, Inc.	418,800	6,403,452
Distributors — 0.0%
Weyco Group, Inc.	5,983	199,713
Diversified Consumer Services — 0.4%
American Public Education, Inc.(1)	367,446	6,143,697
Graham Holdings Co., Class B	8,157	6,486,365
Perdoceo Education Corp.	1,313,721	29,479,899
Universal Technical Institute, Inc.(1)	617,673	10,778,394
		52,888,355
Diversified Telecommunication Services — 0.5%
ATN International, Inc.	248,918	6,661,046
Frontier Communications Parent, Inc.(1)	1,435,283	41,336,150
Iridium Communications, Inc.	462,041	11,920,658
Shenandoah Telecommunications Co.	276,605	4,182,268
		64,100,122
Electrical Equipment — 1.0%
Atkore, Inc.	533,839	49,823,194
EnerSys	402,085	40,743,273
LSI Industries, Inc.	280,929	4,469,581
Powell Industries, Inc.	251,019	42,030,621
Preformed Line Products Co.	7,182	861,337
		137,928,006
Electronic Equipment, Instruments and Components — 2.9%
Avnet, Inc.	1,044,327	57,625,964
Bel Fuse, Inc., Class A	10,259	883,915
145

Avantis U.S. Small Cap Value ETF
	Shares	Value
Bel Fuse, Inc., Class B	253,757	$17,212,337
Benchmark Electronics, Inc.	725,067	30,822,598
Climb Global Solutions, Inc.	20,086	1,907,768
Daktronics, Inc.(1)	948,140	13,700,623
ePlus, Inc.(1)	495,920	47,588,483
Kimball Electronics, Inc.(1)	277,347	5,117,052
Methode Electronics, Inc.	283,406	2,953,091
PC Connection, Inc.	244,229	17,848,255
Plexus Corp.(1)	127,976	16,395,005
Sanmina Corp.(1)	772,326	53,583,978
ScanSource, Inc.(1)	516,038	26,286,976
TTM Technologies, Inc.(1)	1,374,829	26,740,424
Vishay Intertechnology, Inc.	2,982,477	60,096,912
Vishay Precision Group, Inc.(1)	198,468	5,479,702
		384,243,083
Energy Equipment and Services — 4.2%
Archrock, Inc.	3,783,676	76,543,765
Bristow Group, Inc.(1)	381,150	15,173,581
ChampionX Corp.	328,191	10,216,586
Diamond Offshore Drilling, Inc.(1)	288,075	4,130,996
DMC Global, Inc.(1)	40,889	505,797
Energy Services of America Corp.	134,606	1,292,218
Expro Group Holdings NV(1)	295,042	5,859,534
Forum Energy Technologies, Inc.(1)	6,515	113,035
Geospace Technologies Corp.(1)	124,442	1,284,241
Helix Energy Solutions Group, Inc.(1)	3,406,035	38,215,713
Helmerich & Payne, Inc.	1,946,490	63,513,969
KLX Energy Services Holdings, Inc.(1)	163,213	1,201,248
Kodiak Gas Services, Inc.	575,325	15,965,269
Liberty Energy, Inc., Class A	4,019,181	82,754,937
Nabors Industries Ltd.(1)	197,375	14,876,154
Natural Gas Services Group, Inc.(1)	106,758	2,341,203
Newpark Resources, Inc.(1)	1,858,508	15,295,521
Noble Corp. PLC	70,645	2,695,107
Oceaneering International, Inc.(1)	1,768,959	47,744,203
Oil States International, Inc.(1)	488,062	2,581,848
Patterson-UTI Energy, Inc.	6,977,371	64,261,587
ProFrac Holding Corp., Class A(1)(2)	356,666	2,443,162
ProPetro Holding Corp.(1)	2,363,730	18,768,016
Ranger Energy Services, Inc.	286,556	3,567,622
RPC, Inc.	2,115,070	13,578,749
Select Water Solutions, Inc., Class A	2,133,669	24,601,204
Solaris Oilfield Infrastructure, Inc., Class A	528,185	6,697,386
TETRA Technologies, Inc.(1)	691,178	2,197,946
Transocean Ltd.(1)	4,017,041	19,040,774
		557,461,371
Entertainment — 0.1%
Marcus Corp.	491,866	6,959,904
Playstudios, Inc.(1)	139,143	211,497
		7,171,401
Financial Services — 4.4%
Acacia Research Corp.(1)	266,612	1,282,404
Alerus Financial Corp.	124,599	2,797,248
Cass Information Systems, Inc.	80,022	3,476,156
146

Avantis U.S. Small Cap Value ETF
	Shares	Value
Enact Holdings, Inc.	501,108	$17,814,389
Essent Group Ltd.	715,859	46,022,575
Federal Agricultural Mortgage Corp., Class C	157,155	31,033,398
International Money Express, Inc.(1)	81,942	1,487,247
Jackson Financial, Inc., Class A	1,284,517	115,567,995
Merchants Bancorp	336,157	15,412,798
MGIC Investment Corp.	2,362,558	60,079,850
NMI Holdings, Inc., Class A(1)	1,445,513	59,367,219
Pagseguro Digital Ltd., Class A(1)	1,769,290	19,586,040
Payoneer Global, Inc.(1)	2,014,207	14,965,558
PennyMac Financial Services, Inc.	303,305	32,756,940
Radian Group, Inc.	2,680,326	96,893,785
StoneCo Ltd., A Shares(1)	1,460,051	19,360,276
Walker & Dunlop, Inc.	396,041	42,400,150
Waterstone Financial, Inc.	126,155	1,911,248
		582,215,276
Food Products — 1.2%
B&G Foods, Inc.	1,536,480	13,013,985
Calavo Growers, Inc.	269,724	6,209,046
Cal-Maine Foods, Inc.	962,646	69,349,018
Dole PLC	1,147,355	18,483,889
Fresh Del Monte Produce, Inc.	581,221	16,994,902
John B Sanfilippo & Son, Inc.	90,206	8,557,843
Lifeway Foods, Inc.(1)	29,666	568,994
Seaboard Corp.	3,297	10,254,890
Vital Farms, Inc.(1)	13,146	413,442
WK Kellogg Co.	1,110,763	19,071,801
		162,917,810
Ground Transportation — 2.1%
ArcBest Corp.	426,305	45,316,221
Covenant Logistics Group, Inc.	124,897	6,578,325
Heartland Express, Inc.	876,100	10,846,118
Hertz Global Holdings, Inc.(1)(2)	1,579,402	4,801,382
Marten Transport Ltd.	1,321,177	23,054,539
PAM Transportation Services, Inc.(1)	61,496	1,115,537
Ryder System, Inc.	694,379	100,851,606
Schneider National, Inc., Class B	711,792	19,296,681
Universal Logistics Holdings, Inc.	171,117	7,233,116
Werner Enterprises, Inc.	1,430,636	52,876,307
		271,969,832
Health Care Equipment and Supplies — 0.3%
Bioventus, Inc., Class A(1)	409,586	4,116,339
FONAR Corp.(1)	29,572	514,257
Kewaunee Scientific Corp.(1)	14,991	805,017
Lantheus Holdings, Inc.(1)	15,424	1,642,193
OraSure Technologies, Inc.(1)	1,728,101	7,741,893
QuidelOrtho Corp.(1)	372,576	15,741,336
Sensus Healthcare, Inc.(1)	3,435	22,396
Utah Medical Products, Inc.	1,162	79,004
Zimvie, Inc.(1)	319,311	5,536,853
		36,199,288
Health Care Providers and Services — 0.6%
Brookdale Senior Living, Inc.(1)	1,990,208	14,150,379
Cross Country Healthcare, Inc.(1)	754,908	11,263,227
147

Avantis U.S. Small Cap Value ETF
	Shares	Value
Patterson Cos., Inc.	845,264	$19,009,988
Premier, Inc., Class A	1,910,538	38,917,659
		83,341,253
Hotels, Restaurants and Leisure — 1.1%
Biglari Holdings, Inc., Class B(1)	88	15,751
BJ's Restaurants, Inc.(1)	494,270	15,139,490
Canterbury Park Holding Corp.	249	4,980
Century Casinos, Inc.(1)	32,005	78,732
Cheesecake Factory, Inc.	900,747	35,408,365
Chuy's Holdings, Inc.(1)	109,570	4,076,004
Cracker Barrel Old Country Store, Inc.(2)	437,907	17,332,359
Full House Resorts, Inc.(1)	309,695	1,582,542
Golden Entertainment, Inc.	266,629	8,636,113
Life Time Group Holdings, Inc.(1)	63,447	1,492,273
Monarch Casino & Resort, Inc.	291,865	22,158,391
ONE Group Hospitality, Inc.(1)	264,022	1,016,485
Playa Hotels & Resorts NV(1)	2,236,654	17,624,834
RCI Hospitality Holdings, Inc.	28,017	1,277,295
Super Group SGHC Ltd.	2,419,472	8,347,178
Target Hospitality Corp.(1)	406,186	3,935,942
		138,126,734
Household Durables — 4.1%
Bassett Furniture Industries, Inc.	58,413	827,128
Cavco Industries, Inc.(1)	16,227	6,706,944
Cricut, Inc., Class A	653,307	3,776,114
Ethan Allen Interiors, Inc.	515,445	16,226,209
Flexsteel Industries, Inc.	57,242	2,368,674
Green Brick Partners, Inc.(1)	242,177	19,078,704
Hamilton Beach Brands Holding Co., Class A	126,430	3,703,135
Hooker Furnishings Corp.	179,721	2,846,781
Hovnanian Enterprises, Inc., Class A(1)	120,639	26,085,771
KB Home	1,264,946	105,888,630
Landsea Homes Corp.(1)	191,252	2,277,811
La-Z-Boy, Inc.	904,578	36,698,729
Legacy Housing Corp.(1)	117,960	3,180,202
Lifetime Brands, Inc.	204,433	1,461,696
Lovesac Co.(1)	299,463	6,959,520
M/I Homes, Inc.(1)	628,601	100,180,141
Meritage Homes Corp.	208,735	41,344,141
Sonos, Inc.(1)	59,578	728,639
Taylor Morrison Home Corp.(1)	952,910	64,159,430
Tri Pointe Homes, Inc.(1)	1,521,070	67,596,351
Universal Electronics, Inc.(1)	193,412	1,802,600
Worthington Enterprises, Inc.	568,113	26,019,575
		539,916,925
Household Products — 0.3%
Central Garden & Pet Co.(1)	143,225	5,653,091
Central Garden & Pet Co., Class A(1)	929,691	31,795,432
Oil-Dri Corp. of America	106,345	7,251,666
		44,700,189
Independent Power and Renewable Electricity Producers — 0.0%
Montauk Renewables, Inc.(1)	161,444	757,172
Insurance — 3.7%
Ambac Financial Group, Inc.(1)	708,847	8,293,510
148

Avantis U.S. Small Cap Value ETF
	Shares	Value
American Coastal Insurance Corp., Class C(1)	241,456	$2,711,551
AMERISAFE, Inc.	28,709	1,438,895
Assured Guaranty Ltd.	692,908	55,488,073
Axis Capital Holdings Ltd.	722,216	57,690,614
Brighthouse Financial, Inc.(1)	1,242,588	57,034,789
CNO Financial Group, Inc.	2,069,322	72,260,724
Crawford & Co., Class A	101,968	1,077,802
Crawford & Co., Class B	36,899	406,627
Employers Holdings, Inc.	404,937	19,416,729
Enstar Group Ltd.(1)	136,391	44,463,466
F&G Annuities & Life, Inc.	128,421	5,867,555
Fidelis Insurance Holdings Ltd.	870,618	16,123,845
Genworth Financial, Inc., Class A(1)	5,450,230	38,042,605
Greenlight Capital Re Ltd., A Shares(1)	328,946	4,595,376
HCI Group, Inc.	105,090	10,070,775
Heritage Insurance Holdings, Inc.(1)	407,458	6,572,298
Horace Mann Educators Corp.	12,115	431,415
Investors Title Co.	6,282	1,415,272
James River Group Holdings Ltd.	196,164	1,451,614
Kingstone Cos., Inc.(1)	1,975	17,222
Mercury General Corp.	57,648	3,818,027
Palomar Holdings, Inc.(1)	131,373	13,034,829
ProAssurance Corp.(1)	197,304	2,643,874
Safety Insurance Group, Inc.	38,910	3,445,480
SiriusPoint Ltd.(1)	1,934,106	28,992,249
Skyward Specialty Insurance Group, Inc.(1)	89,645	3,663,791
United Fire Group, Inc.	5,502	112,626
Universal Insurance Holdings, Inc.	431,662	9,233,250
White Mountains Insurance Group Ltd.	9,168	16,907,992
		486,722,875
Interactive Media and Services — 0.2%
Cars.com, Inc.(1)	1,099,266	19,610,906
Outbrain, Inc.(1)	43,603	222,375
		19,833,281
IT Services — 0.7%
CSP, Inc.	22,627	314,515
DXC Technology Co.(1)	4,040,795	83,523,233
Kyndryl Holdings, Inc.(1)	197,965	4,689,791
		88,527,539
Leisure Products — 1.2%
American Outdoor Brands, Inc.(1)	18,140	167,251
Clarus Corp.	365,611	1,575,783
Escalade, Inc.	3,175	44,387
Funko, Inc., Class A(1)	397,664	4,163,542
JAKKS Pacific, Inc.(1)	186,732	4,601,077
Latham Group, Inc.(1)	419,999	2,624,994
Malibu Boats, Inc., Class A(1)	474,831	17,269,603
Marine Products Corp.	75,227	707,134
MasterCraft Boat Holdings, Inc.(1)	378,517	7,013,920
Polaris, Inc.	529,308	44,805,922
Smith & Wesson Brands, Inc.	1,002,976	14,783,866
Sturm Ruger & Co., Inc.	145,106	6,111,865
Vista Outdoor, Inc.(1)	1,311,128	52,497,565
		156,366,909
149

Avantis U.S. Small Cap Value ETF
	Shares	Value
Life Sciences Tools and Services — 0.0%
OmniAb, Inc.(1)	21,075	$6,727
OmniAb, Inc.(1)	21,075	4,632
		11,359
Machinery — 2.9%
Astec Industries, Inc.	14,832	501,766
Commercial Vehicle Group, Inc.(1)	721,718	2,619,836
Eastern Co.	16,527	497,628
Graham Corp.(1)	7,868	250,517
Greenbrier Cos., Inc.	697,046	33,771,879
Hyster-Yale, Inc.	169,058	10,643,892
Kennametal, Inc.	1,765,149	45,664,405
L.B. Foster Co., Class A(1)	113,910	2,287,313
Lindsay Corp.	13,374	1,659,045
Luxfer Holdings PLC	358,704	4,024,659
Manitowoc Co., Inc.(1)	181,127	1,827,571
Mayville Engineering Co., Inc.(1)	64,715	1,249,647
Mueller Industries, Inc.	1,564,128	113,727,747
Mueller Water Products, Inc., Class A	80,240	1,722,753
NN, Inc.(1)	530,200	2,088,988
Park-Ohio Holdings Corp.	107,403	3,247,867
REV Group, Inc.	9,934	316,298
Taylor Devices, Inc.(1)	37,257	2,131,845
Tennant Co.	95,948	9,371,241
Terex Corp.	1,368,004	77,661,587
Titan International, Inc.(1)	934,152	7,781,486
Trinity Industries, Inc.	1,171,129	38,658,968
Twin Disc, Inc.	47,204	621,205
Wabash National Corp.	1,016,578	19,782,608
		382,110,751
Marine Transportation — 1.2%
Costamare, Inc.	666,081	9,451,689
Genco Shipping & Trading Ltd.	1,027,233	18,069,028
Matson, Inc.	829,306	114,693,020
Pangaea Logistics Solutions Ltd.	688,516	4,647,483
Safe Bulkers, Inc.	1,630,274	8,330,700
Star Bulk Carriers Corp.	414,515	8,858,186
		164,050,106
Media — 0.6%
AMC Networks, Inc., Class A(1)(2)	670,400	6,603,440
Cable One, Inc.	26,052	9,189,061
Cumulus Media, Inc., Class A(1)	59,906	99,444
EchoStar Corp., Class A(1)	2,461,052	45,627,904
Entravision Communications Corp., Class A	351,285	730,673
PubMatic, Inc., Class A(1)	216,768	3,381,581
Scholastic Corp.	451,439	14,391,875
WideOpenWest, Inc.(1)	29,615	163,475
		80,187,453
Metals and Mining — 3.0%
Alpha Metallurgical Resources, Inc.	278,233	66,539,422
Arch Resources, Inc.	454,111	61,954,364
Caledonia Mining Corp. PLC	157,429	2,043,428
Century Aluminum Co.(1)	893,102	12,824,945
Coeur Mining, Inc.(1)	4,873,664	29,924,297
150

Avantis U.S. Small Cap Value ETF
	Shares	Value
Commercial Metals Co.	551,481	$29,553,867
Kaiser Aluminum Corp.	289,801	21,604,664
Metallus, Inc.(1)	931,244	15,142,027
Metals Acquisition Ltd., Class A(1)	317,064	3,560,629
Olympic Steel, Inc.	254,793	10,217,199
Radius Recycling, Inc., Class A	538,547	8,153,602
Ramaco Resources, Inc., Class A	638,262	7,780,414
Ramaco Resources, Inc., Class B	122,806	1,391,392
Ryerson Holding Corp.	720,965	14,433,719
SunCoke Energy, Inc.	2,291,903	20,535,451
Tredegar Corp.(1)	307,730	1,886,385
Universal Stainless & Alloy Products, Inc.(1)	155,222	6,537,951
Warrior Met Coal, Inc.	1,370,251	84,010,089
		398,093,845
Oil, Gas and Consumable Fuels — 11.3%
Amplify Energy Corp.(1)	581,656	4,147,207
Antero Midstream Corp.	1,456,089	21,652,043
Ardmore Shipping Corp.	1,111,234	20,980,098
Berry Corp.	1,530,856	9,475,999
California Resources Corp.	1,709,585	89,701,925
Civitas Resources, Inc.	272,932	16,738,920
CNX Resources Corp.(1)	3,578,910	99,028,440
Comstock Resources, Inc.	2,443,917	25,978,838
CONSOL Energy, Inc.	594,139	60,768,537
Crescent Energy Co., Class A	2,386,438	28,470,205
CVR Energy, Inc.	483,931	12,301,526
DHT Holdings, Inc.	2,811,288	30,446,249
Dorian LPG Ltd.	980,141	38,215,698
EnLink Midstream LLC(1)	1,046,169	15,022,987
Epsilon Energy Ltd.	83,877	455,452
Evolution Petroleum Corp.	406,878	2,095,422
FutureFuel Corp.	191,744	1,196,483
Golar LNG Ltd.	703,043	23,404,301
Gran Tierra Energy, Inc.(1)(2)	785,382	5,788,265
Granite Ridge Resources, Inc.	1,378,615	8,754,205
Green Plains, Inc.(1)	322,090	4,564,015
Gulfport Energy Corp.(1)	162,970	23,640,428
Hallador Energy Co.(1)	528,683	3,547,463
HighPeak Energy, Inc.	513,826	8,262,322
International Seaways, Inc.	1,205,313	62,471,373
Kimbell Royalty Partners LP	1,489,272	23,798,567
Kosmos Energy Ltd.(1)	10,327,918	50,296,961
Magnolia Oil & Gas Corp., Class A	3,608,113	92,403,774
Matador Resources Co.	336,804	19,103,523
Murphy Oil Corp.	529,389	19,735,622
NACCO Industries, Inc., Class A	37,687	1,050,714
Nordic American Tankers Ltd.	3,731,339	13,880,581
Northern Oil & Gas, Inc.	2,190,175	87,125,161
Par Pacific Holdings, Inc.(1)	1,294,134	29,040,367
PBF Energy, Inc., Class A	1,288,696	43,892,986
Peabody Energy Corp.	2,996,752	70,153,964
PHX Minerals, Inc.	52,594	181,975
PrimeEnergy Resources Corp.(1)	1,349	180,753
REX American Resources Corp.(1)	272,981	12,379,688
151

Avantis U.S. Small Cap Value ETF
	Shares	Value
Riley Exploration Permian, Inc.	203,524	$5,800,434
Ring Energy, Inc.(1)(2)	2,176,146	4,025,870
SandRidge Energy, Inc.	708,746	9,412,147
Scorpio Tankers, Inc.	1,209,571	86,532,709
SFL Corp. Ltd.	2,693,659	31,946,796
SM Energy Co.	2,585,751	117,987,818
Talos Energy, Inc.(1)	3,043,803	34,912,420
Teekay Corp.(1)	1,468,755	12,205,354
Teekay Tankers Ltd., Class A	694,805	39,520,508
VAALCO Energy, Inc.	2,793,825	18,187,801
Vital Energy, Inc.(1)	274,850	9,864,366
Vitesse Energy, Inc.	370,023	9,568,795
World Kinect Corp.	908,689	26,161,156
		1,486,459,211
Paper and Forest Products — 0.8%
Clearwater Paper Corp.(1)	480,708	15,993,155
Louisiana-Pacific Corp.	374,588	36,353,766
Mercer International, Inc.	461,205	2,767,230
Sylvamo Corp.	688,782	54,475,768
		109,589,919
Passenger Airlines — 1.8%
Alaska Air Group, Inc.(1)	2,331,524	84,191,332
Allegiant Travel Co.	411,166	17,301,865
JetBlue Airways Corp.(1)	7,018,081	35,651,852
SkyWest, Inc.(1)	1,127,165	87,400,374
Sun Country Airlines Holdings, Inc.(1)	845,286	9,281,240
		233,826,663
Personal Care Products — 0.2%
Lifevantage Corp.	58,728	467,475
Medifast, Inc.	190,028	3,477,512
Nature's Sunshine Products, Inc.(1)	243,167	3,355,705
Nu Skin Enterprises, Inc., Class A	505,865	4,517,374
Olaplex Holdings, Inc.(1)	369,373	771,990
USANA Health Sciences, Inc.(1)	169,981	6,938,624
		19,528,680
Pharmaceuticals — 0.9%
Amphastar Pharmaceuticals, Inc.(1)	667,797	32,548,426
ANI Pharmaceuticals, Inc.(1)	55,024	3,507,780
Harmony Biosciences Holdings, Inc.(1)	651,494	23,440,754
Innoviva, Inc.(1)	667,613	12,938,340
Phibro Animal Health Corp., Class A	403,124	8,465,604
SIGA Technologies, Inc.	878,552	7,933,325
Supernus Pharmaceuticals, Inc.(1)	692,697	24,355,226
		113,189,455
Professional Services — 0.2%
Alight, Inc., Class A(1)	301,905	2,252,211
Clarivate PLC(1)	45,343	311,053
Conduent, Inc.(1)	42,454	162,174
Heidrick & Struggles International, Inc.	34,099	1,316,221
IBEX Holdings Ltd.(1)	61,707	1,063,829
Kelly Services, Inc., Class A	635,254	13,410,212
Kforce, Inc.	27,408	1,797,691
Korn Ferry	107,270	7,836,074
152

Avantis U.S. Small Cap Value ETF
	Shares	Value
TrueBlue, Inc.(1)	494,772	$3,943,333
		32,092,798
Real Estate Management and Development — 0.5%
Forestar Group, Inc.(1)	422,758	13,080,132
Howard Hughes Holdings, Inc.(1)	259,648	19,530,722
Opendoor Technologies, Inc.(1)	14,992,565	32,234,015
RE/MAX Holdings, Inc., Class A(1)	211,818	2,397,780
Seaport Entertainment Group, Inc.(1)(2)	25,983	799,757
		68,042,406
Semiconductors and Semiconductor Equipment — 0.9%
Alpha & Omega Semiconductor Ltd.(1)	183,409	7,668,330
Amkor Technology, Inc.	385,959	12,698,051
Diodes, Inc.(1)	463,472	32,299,364
Kulicke & Soffa Industries, Inc.	290,558	12,729,346
Photronics, Inc.(1)	1,526,742	39,481,548
SMART Global Holdings, Inc.(1)	927,675	19,221,426
		124,098,065
Software — 0.6%
CoreCard Corp.(1)(2)	28,894	420,119
InterDigital, Inc.	550,919	76,335,336
Marathon Digital Holdings, Inc.(1)(2)	429,804	7,177,727
		83,933,182
Specialty Retail — 4.2%
1-800-Flowers.com, Inc., Class A(1)	537,161	4,313,403
Aaron's Co., Inc.	666,472	6,724,702
Abercrombie & Fitch Co., Class A(1)	461,970	68,172,913
Academy Sports & Outdoors, Inc.	511,679	28,387,951
Advance Auto Parts, Inc.	674,092	30,543,108
American Eagle Outfitters, Inc.	4,276,289	88,006,028
Arhaus, Inc.	741,817	9,131,767
Buckle, Inc.	665,149	27,869,743
Build-A-Bear Workshop, Inc.	306,566	10,233,173
Caleres, Inc.	835,607	35,204,123
Cato Corp., Class A	97,759	476,086
Designer Brands, Inc., Class A	1,073,876	7,130,537
Destination XL Group, Inc.(1)	1,209,552	3,326,268
Duluth Holdings, Inc., Class B(1)	73,355	297,821
Foot Locker, Inc.	568,015	17,687,987
Gap, Inc.	797,642	17,891,110
Genesco, Inc.(1)	162,056	4,892,471
Guess?, Inc.	758,636	15,718,938
Haverty Furniture Cos., Inc.	306,174	8,389,168
Lands' End, Inc.(1)	245,204	3,798,210
ODP Corp.(1)	780,268	24,071,268
Shoe Carnival, Inc.	400,755	16,206,532
Signet Jewelers Ltd.	811,247	68,225,873
Sportsman's Warehouse Holdings, Inc.(1)	68,226	143,275
Tile Shop Holdings, Inc.(1)	241,224	1,519,711
Urban Outfitters, Inc.(1)	1,647,844	59,849,694
Zumiez, Inc.(1)	12,103	335,737
		558,547,597
Technology Hardware, Storage and Peripherals — 0.1%
Eastman Kodak Co.(1)	539,134	2,846,628
153

Avantis U.S. Small Cap Value ETF
	Shares	Value
Immersion Corp.	614,786	$5,778,988
		8,625,616
Textiles, Apparel and Luxury Goods — 1.4%
Carter's, Inc.	746,751	49,210,891
Columbia Sportswear Co.	557,810	45,032,001
Figs, Inc., Class A(1)	658,762	4,064,562
G-III Apparel Group Ltd.(1)	1,055,873	27,948,958
Lakeland Industries, Inc.	7,843	189,016
Movado Group, Inc.	330,800	7,892,888
Oxford Industries, Inc.	338,961	29,482,828
PVH Corp.	30,600	3,019,914
Rocky Brands, Inc.	149,364	4,815,495
Superior Group of Cos., Inc.	257,994	3,735,753
Under Armour, Inc., Class A(1)	271,975	2,091,488
Under Armour, Inc., Class C(1)	261,252	1,948,940
Unifi, Inc.(1)	48,380	330,435
Vera Bradley, Inc.(1)	399,973	2,331,843
		182,095,012
Trading Companies and Distributors — 4.0%
Air Lease Corp.	2,248,647	104,044,897
Alta Equipment Group, Inc.	167,242	1,127,211
BlueLinx Holdings, Inc.(1)	237,663	23,918,404
Boise Cascade Co.	838,207	113,677,633
DNOW, Inc.(1)	1,279,473	16,658,738
GATX Corp.	833,490	117,605,439
Global Industrial Co.	25,983	870,431
H&E Equipment Services, Inc.	730,726	35,184,457
Herc Holdings, Inc.	551,311	80,695,391
Hudson Technologies, Inc.(1)	529,248	4,350,419
Karat Packaging, Inc.	138,964	3,521,348
MRC Global, Inc.(1)	1,360,688	17,906,654
Willis Lease Finance Corp.	16,570	1,792,708
		521,353,730
Wireless Telecommunication Services — 0.6%
Telephone & Data Systems, Inc.	2,414,669	57,034,482
U.S. Cellular Corp.(1)	348,121	19,362,490
		76,396,972
TOTAL COMMON STOCKS (Cost $11,640,107,065)		13,162,207,933
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	10,462,795	10,462,795
State Street Navigator Securities Lending Government Money Market Portfolio(3)	5,279,446	5,279,446
TOTAL SHORT-TERM INVESTMENTS (Cost $15,742,241)		15,742,241
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $11,655,849,306)		13,177,950,174
OTHER ASSETS AND LIABILITIES — 0.1%		8,724,704
TOTAL NET ASSETS — 100.0%		$13,186,674,878

154

Avantis U.S. Small Cap Value ETF

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $22,441,791. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $23,352,018, which includes securities collateral of $18,072,572.

See Notes to Financial Statements.
155

Statements of Assets and Liabilities

AUGUST 31, 2024
	Avantis Inflation Focused Equity ETF	Avantis Real Estate ETF
Assets
Investment securities, at value (cost of $4,792,036 and $523,959,831, respectively) — including $4,529 and $1,121,284, respectively, of securities on loan	$5,258,781	$557,470,541
Investment made with cash collateral received for securities on loan, at value (cost of $2,426 and $363,958, respectively)	2,426	363,958
Total investment securities, at value (cost of $4,794,462 and $524,323,789, respectively)	5,261,207	557,834,499
Foreign currency holdings, at value (cost of $— and $272,643, respectively)	—	274,198
Receivable for investments sold	—	1,763
Dividends and interest receivable	10,609	1,253,391
Securities lending receivable	15	526
	5,271,831	559,364,377

Liabilities
Payable for collateral received for securities on loan	2,426	363,958
Payable for investments purchased	—	315,749
Accrued management fees	1,082	77,444
Accrued foreign taxes	—	43,850
	3,508	801,001

Net Assets	$5,268,323	$558,563,376

Shares outstanding (unlimited number of shares authorized)	80,000	12,080,000

Net Asset Value Per Share	$65.85	$46.24

Net Assets Consist of:
Capital paid in	$4,884,981	$525,483,162
Distributable earnings (loss)	383,342	33,080,214
	$5,268,323	$558,563,376

See Notes to Financial Statements.
156

AUGUST 31, 2024
	Avantis U.S. Equity ETF	Avantis U.S. Large Cap Equity ETF
Assets
Investment securities, at value (cost of $5,618,033,429 and $345,606,921, respectively) — including $5,907,481 and $4,738, respectively, of securities on loan	$7,118,357,863	$395,717,300
Investment made with cash collateral received for securities on loan, at value (cost of $2,470,920 and $4,995, respectively)	2,470,920	4,995
Total investment securities, at value (cost of $5,620,504,349 and $345,611,916, respectively)	7,120,828,783	395,722,295
Cash	1,944	—
Receivable for investments sold	20,066	—
Dividends and interest receivable	9,234,890	497,312
Securities lending receivable	10,989	27
	7,130,096,672	396,219,634

Liabilities
Payable for collateral received for securities on loan	2,470,920	4,995
Accrued management fees	883,599	46,748
	3,354,519	51,743

Net Assets	$7,126,742,153	$396,167,891

Shares outstanding (unlimited number of shares authorized)	75,930,000	6,100,000

Net Asset Value Per Share	$93.86	$64.95

Net Assets Consist of:
Capital paid in	$5,647,415,739	$307,187,849
Distributable earnings (loss)	1,479,326,414	88,980,042
	$7,126,742,153	$396,167,891

See Notes to Financial Statements.
157

AUGUST 31, 2024
	Avantis U.S. Large Cap Value ETF	Avantis U.S. Mid Cap Equity ETF
Assets
Investment securities, at value (cost of $3,858,561,455 and $92,473,398, respectively)	$4,345,805,204	$96,834,575
Receivable for capital shares sold	1,302,248	11,325,654
Dividends and interest receivable	8,243,252	86,571
Securities lending receivable	684	27
	4,355,351,388	108,246,827

Liabilities
Payable for investments purchased	6,573,022	11,337,205
Accrued management fees	528,274	12,402
	7,101,296	11,349,607

Net Assets	$4,348,250,092	$96,897,220

Shares outstanding (unlimited number of shares authorized)	66,780,000	1,540,000

Net Asset Value Per Share	$65.11	$62.92

Net Assets Consist of:
Capital paid in	$3,915,233,759	$92,542,289
Distributable earnings (loss)	433,016,333	4,354,931
	$4,348,250,092	$96,897,220

See Notes to Financial Statements.
158

AUGUST 31, 2024
	Avantis U.S. Mid Cap Value ETF	Avantis U.S. Small Cap Equity ETF
Assets
Investment securities, at value (cost of $67,544,315 and $1,233,460,567, respectively) — including $— and $16,335,868, respectively, of securities on loan	$71,470,509	$1,312,529,531
Investment made with cash collateral received for securities on loan, at value (cost of $— and $8,681,855, respectively)	—	8,681,855
Total investment securities, at value (cost of $67,544,315 and $1,242,142,422, respectively)	71,470,509	1,321,211,386
Cash	—	4,964
Receivable for investments sold	1,076,971	92,668
Receivable for capital shares sold	21,351,082	11,430,153
Dividends and interest receivable	55,010	1,263,686
Securities lending receivable	—	44,988
	93,953,572	1,334,047,845

Liabilities
Payable for collateral received for securities on loan	—	8,681,855
Payable for investments purchased	22,359,131	12,264,715
Accrued management fees	8,265	263,664
	22,367,396	21,210,234

Net Assets	$71,586,176	$1,312,837,611

Shares outstanding (unlimited number of shares authorized)	1,140,000	24,120,000

Net Asset Value Per Share	$62.79	$54.43

Net Assets Consist of:
Capital paid in	$67,847,418	$1,252,400,314
Distributable earnings (loss)	3,738,758	60,437,297
	$71,586,176	$1,312,837,611

See Notes to Financial Statements.
159

AUGUST 31, 2024
Avantis U.S. Small Cap Value ETF
Assets
Investment securities, at value (cost of $11,650,569,860) — including $22,441,791 of securities on loan	$13,172,670,728
Investment made with cash collateral received for securities on loan, at value (cost of $5,279,446)	5,279,446
Total investment securities, at value (cost of $11,655,849,306)	13,177,950,174
Cash	76,179
Receivable for investments sold	585,124
Receivable for capital shares sold	3,836,632
Dividends and interest receivable	15,976,533
13,198,424,642

Liabilities
Payable for collateral received for securities on loan	5,279,446
Payable for investments purchased	3,798,282
Accrued management fees	2,672,036
11,749,764

Net Assets	$13,186,674,878

Shares outstanding (unlimited number of shares authorized)	137,480,000

Net Asset Value Per Share	$95.92

Net Assets Consist of:
Capital paid in	$11,976,773,504
Distributable earnings (loss)	1,209,901,374
$13,186,674,878

See Notes to Financial Statements.
160

Statements of Operations

YEAR ENDED AUGUST 31, 2024
	Avantis Inflation Focused Equity ETF	Avantis Real Estate ETF
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $20 and $829,877, respectively)	$93,796	$15,524,357
Interest	510	33,982
Securities lending, net	51	9,068
	94,357	15,567,407

Expenses:
Management fees	10,718	702,925

Net investment income (loss)	83,639	14,864,482

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	6,532	2,875,619
Foreign currency translation transactions	—	(31,767)
	6,532	2,843,852

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $— and $(42,561), respectively)	623,103	63,716,066
Translation of assets and liabilities in foreign currencies	—	32,240
	623,103	63,748,306

Net realized and unrealized gain (loss)	629,635	66,592,158

Net Increase (Decrease) in Net Assets Resulting from Operations	$713,274	$81,456,640

See Notes to Financial Statements.
161

YEAR ENDED AUGUST 31, 2024 (EXCEPT AS NOTED)
	Avantis U.S. Equity ETF	Avantis U.S. Large Cap Equity ETF(1)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $46,601 and $1,196, respectively)	$94,324,722	$3,336,621
Interest	241,994	15,076
Securities lending, net	149,534	665
	94,716,250	3,352,362

Expenses:
Management fees	8,858,000	326,572
Trustees' fees and expenses	—	5,202
	8,858,000	331,774

Net investment income (loss)	85,858,250	3,020,588

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	136,294,584	8,440,130

Change in net unrealized appreciation (depreciation) on:
Investments	1,093,578,289	50,110,379
Translation of assets and liabilities in foreign currencies	—	4
	1,093,578,289	50,110,383

Net realized and unrealized gain (loss)	1,229,872,873	58,550,513

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,315,731,123	$61,571,101
(1)September 26, 2023 (fund inception) through August 31, 2024.

See Notes to Financial Statements.
162

YEAR ENDED AUGUST 31, 2024 (EXCEPT AS NOTED)
	Avantis U.S. Large Cap Value ETF	Avantis U.S. Mid Cap Equity ETF(1)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $20,589 and $76, respectively)	$56,331,573	$390,947
Interest	135,385	1,201
Securities lending, net	3,480	296
	56,470,438	392,444

Expenses:
Management fees	4,100,779	45,661
Trustees' fees and expenses	—	601
	4,100,779	46,262

Net investment income (loss)	52,369,659	346,182

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	64,228,215	1,064,423
Change in net unrealized appreciation (depreciation) on investments	409,129,249	4,361,177

Net realized and unrealized gain (loss)	473,357,464	5,425,600

Net Increase (Decrease) in Net Assets Resulting from Operations	$525,727,123	$5,771,782
(1)November 7, 2023 (fund inception) through August 31, 2024.

See Notes to Financial Statements.
163

YEAR ENDED AUGUST 31, 2024 (EXCEPT AS NOTED)
	Avantis U.S. Mid Cap Value ETF(1)	Avantis U.S. Small Cap Equity ETF
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $218 and $19,213, respectively)	$335,542	$13,874,727
Interest	975	47,718
Securities lending, net	—	273,845
	336,517	14,196,290

Expenses:
Management fees	36,182	2,051,854
Trustees' fees and expenses	468	—
	36,650	2,051,854

Net investment income (loss)	299,867	12,144,436

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	(306,223)	71,095,910
Change in net unrealized appreciation (depreciation) on investments	3,926,194	65,513,362

Net realized and unrealized gain (loss)	3,619,971	136,609,272

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,919,838	$148,753,708
(1)November 7, 2023 (fund inception) through August 31, 2024.

See Notes to Financial Statements.
164

YEAR ENDED AUGUST 31, 2024
Avantis U.S. Small Cap Value ETF
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $348,472)	$204,530,618
Interest	571,405
Securities lending, net	202,076
205,304,099

Expenses:
Management fees	24,182,002

Net investment income (loss)	181,122,097

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	469,999,411
Change in net unrealized appreciation (depreciation) on investments	1,190,318,532

Net realized and unrealized gain (loss)	1,660,317,943

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,841,440,040

See Notes to Financial Statements.
165

Statements of Changes in Net Assets

YEARS ENDED AUGUST 31, 2024 AND AUGUST 31, 2023 (EXCEPT AS NOTED)
	Avantis Inflation Focused Equity ETF		Avantis Real Estate ETF
Increase (Decrease) in Net Assets	August 31, 2024	August 31, 2023(1)	August 31, 2024	August 31, 2023
Operations
Net investment income (loss)	$83,639	$281,109	$14,864,482	$8,962,290
Net realized gain (loss)	6,532	(641,272)	2,843,852	702,905
Change in net unrealized appreciation (depreciation)	623,103	(156,358)	63,748,306	(21,082,527)
Net increase (decrease) in net assets resulting from operations	713,274	(516,521)	81,456,640	(11,417,332)

Distributions to Shareholders
From earnings	(63,990)	(262,700)	(14,720,404)	(7,388,828)

Capital Share Transactions
Proceeds from shares sold	1,178,180	27,595,688	185,428,114	239,968,147
Payments for shares redeemed	—	(23,375,608)	(34,182,974)	(24,609,128)
Other capital	—	—	21,874	41,178
Net increase (decrease) in net assets from capital share transactions	1,178,180	4,220,080	151,267,014	215,400,197

Net increase (decrease) in net assets	1,827,464	3,440,859	218,003,250	196,594,037

Net Assets
Beginning of period	3,440,859	—	340,560,126	143,966,089
End of period	$5,268,323	$3,440,859	$558,563,376	$340,560,126

Transactions in Shares of the Funds
Sold	20,000	480,000	4,520,000	5,800,000
Redeemed	—	(420,000)	(840,000)	(600,000)
Net increase (decrease) in shares of the funds	20,000	60,000	3,680,000	5,200,000
(1)September 27, 2022 (fund inception) through August 31, 2023.

See Notes to Financial Statements.
166

YEARS ENDED AUGUST 31, 2024 AND AUGUST 31, 2023 (EXCEPT AS NOTED)
	Avantis U.S. Equity ETF		Avantis U.S. Large Cap Equity ETF
Increase (Decrease) in Net Assets	August 31, 2024	August 31, 2023	August 31, 2024(1)
Operations
Net investment income (loss)	$85,858,250	$63,508,707	$3,020,588
Net realized gain (loss)	136,294,584	60,837,228	8,440,130
Change in net unrealized appreciation (depreciation)	1,093,578,289	387,107,642	50,110,383
Net increase (decrease) in net assets resulting from operations	1,315,731,123	511,453,577	61,571,101

Distributions to Shareholders
From earnings	(80,770,101)	(56,423,478)	(2,163,216)

Capital Share Transactions
Proceeds from shares sold	1,546,263,933	1,923,518,289	409,137,056
Payments for shares redeemed	(330,087,039)	(225,681,267)	(72,377,050)
Net increase (decrease) in net assets from capital share transactions	1,216,176,894	1,697,837,022	336,760,006

Net increase (decrease) in net assets	2,451,137,916	2,152,867,121	396,167,891

Net Assets
Beginning of period	4,675,604,237	2,522,737,116	—
End of period	$7,126,742,153	$4,675,604,237	$396,167,891

Transactions in Shares of the Funds
Sold	18,750,000	27,420,000	7,400,000
Redeemed	(3,750,000)	(3,150,000)	(1,300,000)
Net increase (decrease) in shares of the funds	15,000,000	24,270,000	6,100,000
(1)September 26, 2023 (fund inception) through August 31, 2024.

See Notes to Financial Statements.
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YEARS ENDED AUGUST 31, 2024 AND AUGUST 31, 2023 (EXCEPT AS NOTED)
	Avantis U.S. Large Cap Value ETF		Avantis U.S. Mid Cap Equity ETF
Increase (Decrease) in Net Assets	August 31, 2024	August 31, 2023	August 31, 2024(1)
Operations
Net investment income (loss)	$52,369,659	$21,094,560	$346,182
Net realized gain (loss)	64,228,215	10,564,517	1,064,423
Change in net unrealized appreciation (depreciation)	409,129,249	91,677,477	4,361,177
Net increase (decrease) in net assets resulting from operations	525,727,123	123,336,554	5,771,782

Distributions to Shareholders
From earnings	(43,284,668)	(17,645,474)	(191,362)

Capital Share Transactions
Proceeds from shares sold	2,827,115,786	1,061,177,416	98,629,782
Payments for shares redeemed	(445,254,812)	(177,876,438)	(7,312,982)
Net increase (decrease) in net assets from capital share transactions	2,381,860,974	883,300,978	91,316,800

Net increase (decrease) in net assets	2,864,303,429	988,992,058	96,897,220

Net Assets
Beginning of period	1,483,946,663	494,954,605	—
End of period	$4,348,250,092	$1,483,946,663	$96,897,220

Transactions in Shares of the Funds
Sold	46,840,000	20,400,000	1,660,000
Redeemed	(7,220,000)	(3,360,000)	(120,000)
Net increase (decrease) in shares of the funds	39,620,000	17,040,000	1,540,000
(1)November 7, 2023 (fund inception) through August 31, 2024.

See Notes to Financial Statements.
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YEARS ENDED AUGUST 31, 2024 AND AUGUST 31, 2023 (EXCEPT AS NOTED)
	Avantis U.S. Mid Cap Value ETF	Avantis U.S. Small Cap Equity ETF
Increase (Decrease) in Net Assets	August 31, 2024(1)	August 31, 2024	August 31, 2023
Operations
Net investment income (loss)	$299,867	$12,144,436	$2,750,647
Net realized gain (loss)	(306,223)	71,095,910	8,158,144
Change in net unrealized appreciation (depreciation)	3,926,194	65,513,362	13,347,647
Net increase (decrease) in net assets resulting from operations	3,919,838	148,753,708	24,256,438

Distributions to Shareholders
From earnings	(181,080)	(10,112,322)	(1,517,184)

Capital Share Transactions
Proceeds from shares sold	67,847,418	1,011,899,700	445,251,486
Payments for shares redeemed	—	(287,463,993)	(44,545,218)
Net increase (decrease) in net assets from capital share transactions	67,847,418	724,435,707	400,706,268

Net increase (decrease) in net assets	71,586,176	863,077,093	423,445,522

Net Assets
Beginning of period	—	449,760,518	26,314,996
End of period	$71,586,176	$1,312,837,611	$449,760,518

Transactions in Shares of the Funds
Sold	1,140,000	20,160,000	9,990,000
Redeemed	—	(5,670,000)	(960,000)
Net increase (decrease) in shares of the funds	1,140,000	14,490,000	9,030,000
(1)November 7, 2023 (fund inception) through August 31, 2024.

See Notes to Financial Statements.
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YEARS ENDED AUGUST 31, 2024 AND AUGUST 31, 2023
	Avantis U.S. Small Cap Value ETF
Increase (Decrease) in Net Assets	August 31, 2024	August 31, 2023
Operations
Net investment income (loss)	$181,122,097	$108,475,778
Net realized gain (loss)	469,999,411	52,471,333
Change in net unrealized appreciation (depreciation)	1,190,318,532	438,628,571
Net increase (decrease) in net assets resulting from operations	1,841,440,040	599,575,682

Distributions to Shareholders
From earnings	(162,318,430)	(95,481,240)

Capital Share Transactions
Proceeds from shares sold	6,337,115,946	3,561,491,030
Payments for shares redeemed	(1,650,011,854)	(920,426,626)
Net increase (decrease) in net assets from capital share transactions	4,687,104,092	2,641,064,404

Net increase (decrease) in net assets	6,366,225,702	3,145,158,846

Net Assets
Beginning of period	6,820,449,176	3,675,290,330
End of period	$13,186,674,878	$6,820,449,176

Transactions in Shares of the Funds
Sold	71,760,000	46,220,000
Redeemed	(18,280,000)	(11,860,000)
Net increase (decrease) in shares of the funds	53,480,000	34,360,000

See Notes to Financial Statements.
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Notes to Financial Statements

AUGUST 31, 2024

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Avantis Inflation Focused Equity ETF, Avantis Real Estate ETF, Avantis U.S. Equity ETF, Avantis U.S. Large Cap Equity ETF, Avantis U.S. Large Cap Value ETF, Avantis U.S. Mid Cap Equity ETF, Avantis U.S. Mid Cap Value ETF, Avantis U.S. Small Cap Equity ETF and Avantis U.S. Small Cap Value ETF (collectively, the funds) are nine funds in a series issued by the trust. Each of the funds’ investment objective is to seek long-term capital appreciation. Shares of the funds are listed for trading on the NYSE Arca, Inc. Avantis Inflation Focused Equity ETF incepted on September 27, 2022. Avantis U.S. Large Cap Equity ETF incepted on September 26, 2023. Avantis U.S. Mid Cap Equity ETF and Avantis U.S. Mid Cap Value ETF incepted on November 7, 2023.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the funds are determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the funds to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before each fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The funds may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The funds record the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest
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income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. Each fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes the funds to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the funds seek to increase their net investment income through the receipt of interest and fees. Such income is reflected separately within the Statements of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedules of Investments and Statements of Assets and Liabilities.

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The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of August 31, 2024.

Remaining Contractual Maturity of Agreements
Fund / Securities Lending Transactions(1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Avantis Inflation Focused Equity ETF
Common Stocks	$2,426	—	—	—	$2,426
Gross amount of recognized liabilities for securities lending transactions					$2,426

Avantis Real Estate ETF
Common Stocks	$363,958	—	—	—	$363,958
Gross amount of recognized liabilities for securities lending transactions					$363,958

Avantis U.S. Equity ETF
Common Stocks	$2,467,136	—	—	—	$2,467,136
Rights	3,784	—	—	—	3,784
Total Borrowings	$2,470,920	—	—	—	$2,470,920
Gross amount of recognized liabilities for securities lending transactions					$2,470,920

Avantis U.S. Large Cap Equity ETF
Common Stocks	$4,995	—	—	—	$4,995
Gross amount of recognized liabilities for securities lending transactions					$4,995

Avantis U.S. Small Cap Equity ETF
Common Stocks	$8,680,124	—	—	—	$8,680,124
Rights	1,731	—	—	—	1,731
Total Borrowings	$8,681,855	—	—	—	$8,681,855
Gross amount of recognized liabilities for securities lending transactions					$8,681,855

Avantis U.S. Small Cap Value ETF
Common Stocks	$5,279,446	—	—	—	$5,279,446
Gross amount of recognized liabilities for securities lending transactions					$5,279,446
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.  Various funds issued by American Century ETF Trust own, in aggregate, 6% and 18% of the shares of Avantis U.S. Mid Cap Equity ETF and Avantis U.S. Mid Cap Value ETF, respectively.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the funds, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses, extraordinary expenses and, in the case of certain funds, fees and expenses of the independent trustees (including legal counsel fees). The fee is computed and accrued daily based on the daily net assets of each fund and paid monthly in arrears.

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The annual management fee for each fund is as follows:

Annual Management Fee
Avantis Inflation Focused Equity ETF	0.25%
Avantis Real Estate ETF	0.17%
Avantis U.S. Equity ETF	0.15%
Avantis U.S. Large Cap Equity ETF	0.15%
Avantis U.S. Large Cap Value ETF	0.15%
Avantis U.S. Mid Cap Equity ETF	0.18%
Avantis U.S. Mid Cap Value ETF	0.20%
Avantis U.S. Small Cap Equity ETF	0.25%
Avantis U.S. Small Cap Value ETF	0.25%

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the funds. The trustees receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Interfund Transactions — The funds may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments and in kind transactions, for the period ended August 31, 2024 were as follows:

	Avantis Inflation Focused Equity ETF	Avantis Real Estate ETF	Avantis U.S. Equity ETF
Purchases	$139,669	$68,922,890	$187,653,935
Sales	$72,980	$8,480,432	$49,456,625

	Avantis U.S. Large Cap Equity ETF(1)	Avantis U.S. Large Cap Value ETF	Avantis U.S. Mid Cap Equity ETF(2)
Purchases	$33,533,273	$282,886,773	$1,557,166
Sales	$6,360,882	$147,173,346	$908,199

	Avantis U.S. Mid Cap Value ETF(2)	Avantis U.S. Small Cap Equity ETF	Avantis U.S. Small Cap Value ETF
Purchases	$2,724,768	$82,561,641	$995,934,761
Sales	$2,474,919	$42,946,191	$424,103,409
(1)September 26, 2023 (fund inception) through August 31, 2024.
(2)November 7, 2023 (fund inception) through August 31, 2024.

Securities received or delivered in kind through subscriptions and redemptions and in kind net realized gain (loss) for the period ended August 31, 2024 were as follows:

	In kind Subscriptions	In kind Redemptions	In kind Net Realized Gain/(Loss)*
Avantis Inflation Focused Equity ETF	$1,168,475	—	—
Avantis Real Estate ETF	$127,447,207	$33,905,913	$4,120,907
Avantis U.S. Equity ETF	$1,438,122,284	$323,134,465	$143,871,422
Avantis U.S. Large Cap Equity ETF(1)	$235,349,805	$72,175,370	$8,677,662
Avantis U.S. Large Cap Value ETF	$2,695,868,404	$446,430,805	$94,296,840
Avantis U.S. Mid Cap Equity ETF(2)	$97,977,907	$7,284,856	$1,190,678
Avantis U.S. Mid Cap Value ETF(2)	$67,548,971	—	—
Avantis U.S. Small Cap Equity ETF	$985,511,519	$285,924,567	$89,046,635
Avantis U.S. Small Cap Value ETF	$6,135,166,976	$1,627,474,471	$571,626,744
*Net realized gain (loss) on in kind transactions are not considered taxable for federal income tax purposes.
(1)September 26, 2023 (fund inception) through August 31, 2024.
(2)November 7, 2023 (fund inception) through August 31, 2024.

5. Capital Share Transactions

Each fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each fund issues and redeems shares at their NAV
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only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). Authorized participants may be required to pay an additional variable charge to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statements of Changes in Net Assets.

6. Fair Value Measurements

The funds' investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedules of Investments provide additional information on the funds' portfolio holdings.

Avantis Inflation Focused Equity ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$5,250,173	—	—
Short-Term Investments	11,034	—	—
	$5,261,207	—	—

Avantis Real Estate ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Data Center REITs	$40,494,414	$1,190,924	—
Diversified REITs	7,290,234	33,741,051	—
Health Care REITs	44,260,504	3,747,452	—
Hotel & Resort REITs	7,832,229	4,560,171	—
Industrial REITs	55,199,736	47,757,113	—
Multi-Family Residential REITs	43,402,824	10,343,060	—
Office REITs	6,591,981	21,310,408	—
Other Specialized REITs	26,995,217	973,227	—
Retail REITs	56,275,999	32,799,924	—
Self Storage REITs	33,213,416	3,745,371	—
Single-Family Residential REITs	20,061,679	270,186	—
Other REITs	54,662,007	—	—
Rights	—	115	—
Short-Term Investments	1,115,257	—	—
	$397,395,497	$160,439,002	—

175

Avantis U.S. Equity ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$7,114,596,965	—	—
Rights	29,146	—	—
Escrow Interests	—	$22	—
Short-Term Investments	6,202,650	—	—
	$7,120,828,761	$22	—

Avantis U.S. Large Cap Equity ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$395,500,920	—	—
Short-Term Investments	221,375	—	—
	$395,722,295	—	—

Avantis U.S. Large Cap Value ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$4,338,489,121	—	—
Short-Term Investments	7,316,083	—	—
	$4,345,805,204	—	—

Avantis U.S. Mid Cap Equity ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$96,738,224	—	—
Short-Term Investments	96,351	—	—
	$96,834,575	—	—

Avantis U.S. Mid Cap Value ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$71,397,081	—	—
Short-Term Investments	73,428	—	—
	$71,470,509	—	—

Avantis U.S. Small Cap Equity ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,310,890,461	—	—
Rights	4,571	—	—
Short-Term Investments	10,316,354	—	—
	$1,321,211,386	—	—

176

Avantis U.S. Small Cap Value ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$13,162,207,933	—	—
Short-Term Investments	15,742,241	—	—
	$13,177,950,174	—	—

7. Risk Factors

The value of the funds’ shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the funds and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

Avantis Real Estate ETF concentrates its investments in a narrow segment of the total market. Because of this, the fund is subject to certain additional risks as compared to investing in a more diversified portfolio of investments. The fund may be subject to certain risks similar to those associated with direct investment in real estate including but not limited to: local or regional economic conditions, changes in zoning laws, changes in property values, property tax increases, overbuilding, increased competition, environmental contamination, natural disasters, and interest rate risk.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

Avantis U.S. Small Cap Equity ETF and Avantis U.S. Small Cap Value ETF invest in common stocks of small companies. Because of this, the funds may be subject to greater risk and market fluctuations than funds investing in larger, more established companies.

8. Federal Tax Information

The tax character of distributions paid during the years ended August 31, 2024 and August 31, 2023 (except as noted) were as follows:

	2024		2023
	Distributions Paid From:		Distributions Paid From:
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Avantis Inflation Focused Equity ETF(1)	$63,990	—	$262,700	—
Avantis Real Estate ETF	$14,720,404	—	$7,388,828	—
Avantis U.S. Equity ETF	$80,770,101	—	$56,423,478	—
Avantis U.S. Large Cap Equity ETF(2)	$2,163,216	—	N/A	N/A
Avantis U.S. Large Cap Value ETF	$43,284,668	—	$17,645,474	—
Avantis U.S. Mid Cap Equity ETF(3)	$191,362	—	N/A	N/A
Avantis U.S. Mid Cap Value ETF(3)	$181,080	—	N/A	N/A
Avantis U.S. Small Cap Equity ETF	$10,112,322	—	$1,517,184	—
Avantis U.S. Small Cap Value ETF	$162,318,430	—	$95,481,240	—
(1)September 27, 2022 (fund inception) through August 31, 2023.
(2)September 26, 2023 (fund inception) through August 31, 2024.
(3)November 7, 2023 (fund inception) through August 31, 2024.

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

The reclassifications, which are primarily due to in kind transactions, were as follows:

	Avantis Inflation Focused Equity ETF	Avantis Real Estate ETF	Avantis U.S. Equity ETF	Avantis U.S. Large Cap Equity ETF	Avantis U.S. Large Cap Value ETF	Avantis U.S. Mid Cap Equity ETF	Avantis U.S. Mid Cap Value ETF	Avantis U.S. Small Cap Equity ETF	Avantis U.S. Small Cap Value ETF
Capital paid in	$1,554	$4,035,152	$146,207,386	$(29,572,157)	$95,655,782	$1,225,489	—	$90,330,033	$577,507,224
Distributable earnings	$(1,554)	$(4,035,152)	$(146,207,386)	$29,572,157	$(95,655,782)	$(1,225,489)	—	$(90,330,033)	$(577,507,224)
177

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

	Avantis Inflation Focused Equity ETF	Avantis Real Estate ETF	Avantis U.S. Equity ETF
Federal tax cost of investments	$4,793,074	$526,524,278	$5,622,502,068
Gross tax appreciation of investments	$772,330	$49,466,628	$1,746,728,992
Gross tax depreciation of investments	(304,197)	(18,156,407)	(248,402,277)
Net tax appreciation (depreciation) of investments	468,133	31,310,221	1,498,326,715
Net tax appreciation (depreciation) on derivatives and translation of assets and liabilities in foreign currencies	—	(16,412)	—
Net tax appreciation (depreciation)	$468,133	$31,293,809	$1,498,326,715
Undistributed ordinary income	$16,319	$6,014,027	$19,090,114
Accumulated short-term capital losses	$(101,110)	$(3,002,219)	$(18,799,569)
Accumulated long-term capital losses	—	$(1,225,403)	$(19,290,846)

	Avantis U.S. Large Cap Equity ETF	Avantis U.S. Large Cap Value ETF	Avantis U.S. Mid Cap Equity ETF
Federal tax cost of investments	$306,526,013	$3,859,656,614	$92,476,686
Gross tax appreciation of investments	$92,709,543	$582,088,043	$6,217,807
Gross tax depreciation of investments	(3,513,261)	(95,939,453)	(1,859,918)
Net tax appreciation (depreciation) of investments	89,196,282	486,148,590	4,357,889
Net tax appreciation (depreciation) on derivatives and translation of assets and liabilities in foreign currencies	4	—	—
Net tax appreciation (depreciation)	$89,196,286	$486,148,590	$4,357,889
Undistributed ordinary income	$649,414	$14,329,000	$123,136
Accumulated short-term capital losses	$(452,127)	$(46,075,996)	$(126,094)
Accumulated long-term capital losses	$(413,531)	$(21,385,261)	—

	Avantis U.S. Mid Cap Value ETF	Avantis U.S. Small Cap Equity ETF	Avantis U.S. Small Cap Value ETF
Federal tax cost of investments	$67,544,265	$1,242,145,826	$11,651,561,212
Gross tax appreciation of investments	$4,780,185	$162,967,279	$2,173,823,157
Gross tax depreciation of investments	(853,941)	(83,901,719)	(647,434,195)
Net tax appreciation (depreciation) of investments	$3,926,244	$79,065,560	$1,526,388,962
Undistributed ordinary income	$118,672	$2,055,244	$32,889,038
Accumulated short-term capital losses	$(306,158)	$(17,765,620)	$(183,020,404)
Accumulated long-term capital losses	—	$(2,917,887)	$(166,356,222)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the realization to ordinary income for tax purposes of unrealized gains on investments in passive foreign investment companies, return of capital dividends received, in kind transactions and tax deferral of losses on wash sales.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
178

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Inflation Focused Equity ETF
2024	$57.35	1.18	8.22	9.40	(0.90)	$65.85	16.56%	0.25%	1.95%	2%	$5,268
2023(4)	$49.39	1.14	8.79	9.93	(1.97)	$57.35	20.37%	0.25%	2.19%	7%	$3,441

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)September 27, 2022 (fund inception) through August 31, 2023.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Real Estate ETF
2024	$40.54	1.48	5.74	7.22	(1.52)	0.00(4)	$46.24	18.38%	0.17%	3.60%	2%	$558,563
2023	$44.99	1.44	(4.61)	(3.17)	(1.29)	0.01	$40.54	(7.04)%	0.17%	3.48%	5%	$340,560
2022(5)	$50.00	1.40	(5.82)	(4.42)	(0.64)	0.05	$44.99	(8.86)%	0.17%	3.17%	7%	$143,966

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Per-share amount was less than $0.005.
(5)September 28, 2021 (fund inception) through August 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis U.S. Equity ETF
2024	$76.74	1.22	17.07	18.29	(1.17)	$93.86	24.05%	0.15%	1.46%	1%	$7,126,742
2023	$68.81	1.24	7.84	9.08	(1.15)	$76.74	13.37%	0.15%	1.74%	1%	$4,675,604
2022	$76.82	1.12	(8.15)	(7.03)	(0.98)	$68.81	(9.21)%	0.15%	1.52%	4%	$2,522,737
2021	$56.13	0.93	20.54	21.47	(0.78)	$76.82	38.56%	0.15%	1.36%	4%	$1,486,458
2020(4)	$50.00	0.82	5.84	6.66	(0.53)	$56.13	13.50%	0.15%	1.76%	3%	$436,099

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)September 24, 2019 (fund inception) through August 31, 2020.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Period Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis U.S. Large Cap Equity ETF
2024(4)	$49.48	0.76	15.27	16.03	(0.56)	$64.95	32.49%	0.15%	1.39%	3%	$396,168

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)September 26, 2023 (fund inception) through August 31, 2024.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis U.S. Large Cap Value ETF
2024	$54.64	1.15	10.34	11.49	(1.02)	$65.11	21.25%	0.15%	1.92%	5%	$4,348,250
2023	$48.91	1.20	5.62	6.82	(1.09)	$54.64	14.19%	0.15%	2.32%	18%	$1,483,947
2022(4)	$50.00	1.16	(1.65)	(0.49)	(0.60)	$48.91	(1.03)%	0.15%	2.44%	23%	$494,955

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)September 21, 2021 (fund inception) through August 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Period Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis U.S. Mid Cap Equity ETF
2024(4)	$49.49	0.68	13.19	13.87	(0.44)	$62.92	28.10%	0.18%	1.39%	3%	$96,897

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)November 7, 2023 (fund inception) through August 31, 2024.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Period Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis U.S. Mid Cap Value ETF
2024(4)	$49.19	0.81	13.33	14.14	(0.54)	$62.79	28.81%	0.20%	1.68%	10%	$71,586

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)November 7, 2023 (fund inception) through August 31, 2024.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis U.S. Small Cap Equity ETF
2024	$46.70	0.74	7.64	8.38	(0.65)	$54.43	18.11%	0.25%	1.48%	5%	$1,312,838
2023	$43.86	0.73	2.68	3.41	(0.57)	$46.70	7.91%	0.25%	1.61%	9%	$449,761
2022(4)	$50.00	0.42	(6.39)	(5.97)	(0.17)	$43.86	(11.95)%	0.25%	1.50%	14%	$26,315

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)January 11, 2022 (fund inception) through August 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis U.S. Small Cap Value ETF
2024	$81.20	1.64	14.61	16.25	(1.53)	$95.92	20.24%	0.25%	1.87%	4%	$13,186,675
2023	$74.04	1.59	7.03	8.62	(1.46)	$81.20	11.88%	0.25%	2.08%	7%	$6,820,449
2022	$75.49	1.36	(1.70)	(0.34)	(1.11)	$74.04	(0.47)%	0.25%	1.77%	24%	$3,675,290
2021	$44.97	1.16	30.24	31.40	(0.88)	$75.49	70.34%	0.25%	1.72%	22%	$1,570,143
2020(4)	$50.00	0.72	(5.30)	(4.58)	(0.45)	$44.97	(9.09)%	0.25%	1.87%	20%	$355,298

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)September 24, 2019 (fund inception) through August 31, 2020.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of American Century ETF Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Avantis® Inflation Focused Equity ETF, Avantis® Real Estate ETF, Avantis® U.S. Equity ETF, Avantis® U.S. Large Cap Equity ETF, Avantis® U.S. Large Cap Value ETF, Avantis® U.S. Mid Cap Equity ETF, Avantis® U.S. Mid Cap Value ETF, Avantis® U.S. Small Cap Equity ETF, and Avantis® U.S. Small Cap Value ETF (the “Funds”), nine of the funds constituting the American Century ETF Trust, as of August 31, 2024, the related statements of operations, the statements of changes in net assets, and the financial highlights for the periods indicated in the table below; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2024, and the results of their operations, the changes in their net assets, and the financial highlights for the periods listed in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Fund Constituting the American Century ETF Trust	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Avantis® Inflation Focused Equity ETF	For the year ended August 31, 2024	For the year ended August 31, 2024, and the period from September 27, 2022 (fund inception) through August 31, 2023
Avantis® Real Estate ETF	For the year ended August 31, 2024	For the years ended August 31, 2024 and 2023	For the years ended August 31, 2024, and 2023, and the period from September 28, 2021 (fund inception) through August 31, 2022
Avantis® U.S. Equity ETF	For the year ended August 31, 2024	For the years ended August 31, 2024 and 2023	For the years ended August 31, 2024, 2023, 2022, and 2021, and the period from September 24, 2019 (fund inception) through August 31, 2020
Avantis® U.S. Large Cap Equity ETF	For the period from September 26, 2023 (fund inception) through August 31, 2024
Avantis® U.S. Large Cap Value ETF	For the year ended August 31, 2024	For the years ended August 31, 2024 and 2023	For the years ended August 31, 2024, and 2023, and the period from September 21, 2021 (fund inception) through August 31, 2022
Avantis® U.S. Mid Cap Equity ETF	For the period from November 7, 2023 (fund inception) through August 31, 2024
Avantis® U.S. Mid Cap Value ETF	For the period from November 7, 2023 (fund inception) through August 31, 2024
Avantis® U.S. Small Cap Equity ETF	For the year ended August 31, 2024	For the years ended August 31, 2024 and 2023	For the years ended August 31, 2024, and 2023, and the period from January 11, 2022 (fund inception) through August 31, 2022
Avantis® U.S. Small Cap Value ETF	For the year ended August 31, 2024	For the years ended August 31, 2024 and 2023	For the years ended August 31, 2024, 2023, 2022, and 2021, and the period from September 24, 2019 (fund inception) through August 31, 2020

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

188

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
October 16, 2024

We have served as the auditor of one or more American Century investment companies since 1997.
189

Approval of Management Agreement

At a meeting held on June 20, 2024, the Funds’ Board of Trustees (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for each of the Funds. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees.

Prior to its consideration of the management agreement renewal, the Trustees requested and reviewed extensive data and information compiled by the Advisor and certain independent data providers concerning the Funds. This review was in addition to the oversight and evaluation undertaken by the Board and its Audit Committee on a continual basis and the information received was supplemental to the extensive information that the Board and its Audit Committee receive and consider over time.

In connection with its consideration of the management agreement renewal, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Funds;
•the wide range of programs and services the Advisor and other service providers provide to the Funds and their shareholders on a routine and non-routine basis;
•the Funds’ investment performance compared to appropriate benchmarks and/or peer groups of other funds with similar investment objectives and strategies;
•the cost of owning the Funds compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Funds, the profitability of the Funds to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Funds;
•any collateral benefits derived by the Advisor from the management of the Funds;
•fees and expenses associated with any investment by the Funds in other funds;
•payments to intermediaries by the Funds and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

The independent Trustees met separately in private sessions to discuss the renewal and to review and discuss the information provided in response to their request. The independent Trustees also held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Funds. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling, and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under each Fund’s management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of each Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include the following:

•constructing and designing each Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of each Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
190

•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by each Fund under Rule 12b-1 plans)

Investment Management Services. The nature of the investment management services provided to the Funds is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage each Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board provides oversight of the investment performance process. It regularly reviews investment performance information for each Fund, together with comparative information for appropriate benchmarks over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The performance for Avantis U.S. Small Cap Value ETF was above the Fund’s benchmark for the one- and three-year periods reviewed by the Board. The performance for Avantis U.S. Small Cap Equity ETF and Avantis U.S. Large Cap Value ETF was above each Fund’s respective benchmark for the one-year period reviewed by the Board. The performance for Avantis U.S. Equity ETF was above the Fund’s benchmark for the three-year period and below its benchmark for the one-year period reviewed by the Board. The performance for Avantis Real Estate ETF and Avantis Inflation Focused Equity ETF was below each Fund’s respective benchmark for the one-year period reviewed by the Board. The Board found the investment management services provided by the Advisor to each Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides or arranges for a comprehensive package of services to the Funds. The Board, directly and through its Audit Committee, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to each Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Funds, its profitability in managing each Fund (pre- and post-distribution), and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Funds.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to the Funds and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of each Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that each Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1, and, for certain funds, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel). Under the unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of each of Avantis U.S. Equity ETF, Avantis U.S. Large Cap Value ETF, Avantis U.S. Large Cap Equity ETF, and Avantis Inflation Focused Equity ETF was below the median of the total expense ratios of each Fund’s respective peer expense universe and was within the range of its peer expense group. The unified fee charged to shareholders of each of Avantis Real Estate ETF, Avantis U.S. Small Cap Equity ETF, Avantis U.S. Small Cap Value ETF, Avantis U.S. Mid Cap Equity ETF, and Avantis U.S. Mid Cap Value ETF was the lowest of the total expense ratios of each Fund’s respective peer expense universe and peer expense group. The Board
191

concluded that the management fee paid by each Fund to the Advisor under its management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to funds or other advisory clients managed similarly to the Funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Funds. The Board analyzed this information and concluded that the fees charged and services provided to the Funds were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by each Fund and the Advisor and services provided in response thereto. These payments could include various payments made by each Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for each Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Funds. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Funds’ operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in each Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to each Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreement are fair and reasonable and that the management fee charged to each Fund is fair in light of the services provided and that the investment management agreement between each Fund and the Advisor should be renewed for an additional one-year period.

192

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The funds hereby designate up to the maximum amount allowable as qualified dividend income for the fiscal year ended August 31, 2024.

For corporate taxpayers, the funds hereby designate the following, or up to the maximum amount allowable, of ordinary income distributions paid during the fiscal year ended August 31, 2024 as qualified for the corporate dividends received deduction.

Avantis Inflation Focused Equity ETF	Avantis Real Estate ETF	Avantis U.S. Equity ETF	Avantis U.S. Large Cap Equity ETF	Avantis U.S. Large Cap Value ETF	Avantis U.S. Mid Cap Equity ETF	Avantis U.S. Mid Cap Value ETF	Avantis U.S. Small Cap Equity ETF	Avantis U.S. Small Cap Value ETF
$63,990	—	$80,770,101	$2,163,216	$43,284,668	$191,362	$181,080	$10,051,222	$161,925,570

The funds utilized the following earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction (tax equalization).

Avantis Inflation Focused Equity ETF	Avantis Real Estate ETF	Avantis U.S. Equity ETF	Avantis U.S. Large Cap Equity ETF	Avantis U.S. Large Cap Value ETF	Avantis U.S. Mid Cap Equity ETF	Avantis U.S. Mid Cap Value ETF	Avantis U.S. Small Cap Equity ETF	Avantis U.S. Small Cap Value ETF
—	$60,646	$2,142,409	$312,515	$1,241,219	$34,944	—	$1,205,912	$5,340,763

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Distributor: Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.
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©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-97504 2410

Annual Financial Statements and Other Information

August 31, 2024

Avantis® Emerging Markets Equity ETF (AVEM)
Avantis® Emerging Markets ex-China Equity ETF (AVXC)
Avantis® Emerging Markets Small Cap Equity ETF (AVEE)
Avantis® Emerging Markets Value ETF (AVES)
Avantis® International Equity ETF (AVDE)
Avantis® International Large Cap Value ETF (AVIV)
Avantis® International Small Cap Equity ETF (AVDS)
Avantis® International Small Cap Value ETF (AVDV)

Schedules of Investments

AUGUST 31, 2024

Avantis Emerging Markets Equity ETF
	Shares	Value
COMMON STOCKS — 100.9%
Brazil — 4.9%
3R Petroleum Oleo E Gas SA	761,385	$3,585,406
AES Brasil Energia SA	146,110	296,319
Allos SA	690,526	2,791,044
Alpargatas SA, Preference Shares(1)	221,300	305,488
Alupar Investimento SA	66,800	377,146
Ambev SA, ADR	1,798,186	4,081,882
Ambipar Participacoes e Empreendimentos SA(1)	7,400	93,748
Americanas SA(1)	994	1,022
Atacadao SA(1)	400,300	635,684
Auren Energia SA	348,683	707,766
Azul SA, ADR(1)(2)	42,021	118,079
Azzas 2154 SA	68,722	601,872
B3 SA - Brasil Bolsa Balcao	1,062,300	2,380,583
Banco ABC Brasil SA, Preference Shares	164,280	668,669
Banco BMG SA, Preference Shares	46,900	31,372
Banco Bradesco SA	329,798	822,162
Banco Bradesco SA, ADR	2,976,098	8,273,552
Banco BTG Pactual SA	506,700	3,184,435
Banco do Brasil SA	1,125,380	5,606,982
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	435,500	970,534
Banco Pan SA, Preference Shares	190,600	332,099
Banco Santander Brasil SA, ADR	426,509	2,388,450
BB Seguridade Participacoes SA	278,200	1,812,068
Bemobi Mobile Tech SA	41,300	116,221
Blau Farmaceutica SA	22,200	54,673
BrasilAgro - Co. Brasileira de Propriedades Agricolas	59,000	270,611
Braskem SA, Class A, ADR(1)(2)	78,724	497,536
BRF SA, ADR(1)	847,173	3,905,468
C&A Modas SA(1)	359,500	646,800
Caixa Seguridade Participacoes SA	22,600	65,844
Camil Alimentos SA	99,200	165,980
CCR SA	1,064,600	2,485,852
Centrais Eletricas Brasileiras SA, ADR(2)	399,514	2,968,389
Centrais Eletricas Brasileiras SA, Class B Preference Shares	45,200	369,639
Cia Brasileira de Aluminio(1)	228,594	201,989
Cia de Ferro Ligas da Bahia FERBASA, Preference Shares	202,400	291,608
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR(2)	354,278	5,948,328
Cia de Saneamento de Minas Gerais Copasa MG	403,800	1,681,560
Cia De Sanena Do Parana	204,800	1,039,271
Cia De Sanena Do Parana, Preference Shares	1,300,000	1,330,920
Cia Energetica de Minas Gerais, ADR	1,835,182	3,762,123
Cia Paranaense de Energia - Copel	86,000	142,673
Cia Paranaense de Energia - Copel, ADR(2)	46,893	305,742
Cia Paranaense de Energia - Copel, Preference Shares	1,252,800	2,314,011
Cia Paranaense de Energia - Copel, Preference Shares, ADR(2)	187,574	1,397,426
Cia Siderurgica Nacional SA, ADR	1,527,425	3,253,415
Clear Sale SA(1)	38,200	57,816
Construtora Tenda SA(1)	101,900	243,000

Avantis Emerging Markets Equity ETF
	Shares	Value
Cosan SA	465,896	$1,099,445
CPFL Energia SA	99,800	589,491
Cristal Pigmentos do Brasil SA, Preference Shares	1,700	8,741
CTEEP-Cia de Transmissao de Energia Eletrica Paulista, Preference Shares	138,600	607,917
Cury Construtora e Incorporadora SA	217,500	911,918
Cyrela Brazil Realty SA Empreendimentos e Participacoes	609,600	2,338,479
Dexco SA	241,711	343,528
Dexxos Participacoes SA	17,400	29,978
Direcional Engenharia SA	130,200	664,636
EcoRodovias Infraestrutura e Logistica SA	652,000	906,978
Embraer SA, ADR(1)	398,590	13,245,146
Empreendimentos Pague Menos SA	9,900	5,358
Energisa SA	397,600	3,319,947
Eneva SA(1)	379,300	899,802
Engie Brasil Energia SA	124,500	992,739
Equatorial Energia SA	489,009	2,956,119
Eucatex SA Industria e Comercio, Preference Shares	16,500	45,290
Even Construtora e Incorporadora SA	119,200	134,725
Ez Tec Empreendimentos e Participacoes SA	189,200	469,647
Fleury SA	10,092	28,238
Fras-Le SA	76,937	266,606
Gerdau SA, ADR	2,494,906	8,133,394
Gol Linhas Aereas Inteligentes SA(1)	367,784	11,094
Gol Linhas Aereas Inteligentes SA, Preference Shares(1)	81,320	15,583
GPS Participacoes e Empreendimentos SA	35,800	114,655
Grendene SA	229,300	242,484
Grupo Casas Bahia SA(1)	103,368	133,705
Grupo Mateus SA	263,700	364,018
Grupo SBF SA	178,100	544,796
Guararapes Confeccoes SA	156,700	240,502
Hapvida Participacoes e Investimentos SA(1)	737,685	553,661
Hidrovias do Brasil SA(1)	634,200	383,719
Hypera SA	85,000	427,266
Iguatemi SA	604,094	2,367,735
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	4,200	16,484
Iochpe Maxion SA	338,500	693,703
Irani Papel e Embalagem SA	78,400	111,564
IRB-Brasil Resseguros SA(1)	201,793	1,719,337
Itau Unibanco Holding SA, ADR	3,191,826	20,810,705
Jalles Machado SA	114,821	133,850
JBS SA	378,300	2,335,198
JHSF Participacoes SA	398,800	309,929
Kepler Weber SA	155,600	308,663
Klabin SA	656,810	2,492,777
Lavvi Empreendimentos Imobiliarios SA	108,980	160,300
Light SA(1)	274,300	310,999
Localiza Rent a Car SA	320,344	2,339,510
Localiza Rent a Car SA(1)	3,236	23,461
LOG Commercial Properties e Participacoes SA	38,700	159,306
Log-in Logistica Intermodal SA(1)	35,767	222,181
Lojas Renner SA	1,251,800	3,833,616
M Dias Branco SA	44,600	213,348
Magazine Luiza SA(1)	32,402	70,082
Mahle Metal Leve SA	65,700	369,537

Avantis Emerging Markets Equity ETF
	Shares	Value
Marcopolo SA	5,880	$5,968
Marcopolo SA, Preference Shares	514,320	668,914
Marfrig Global Foods SA(1)	574,737	1,473,567
Marisa Lojas SA(1)	67,363	13,626
Meliuz SA(1)	20,730	25,269
Metalurgica Gerdau SA, Preference Shares	915,000	1,691,693
Mills Locacao Servicos e Logistica SA	216,200	422,737
Minerva SA(1)	236,100	313,769
Moura Dubeux Engenharia SA(1)	10,400	26,222
Movida Participacoes SA(1)	207,600	262,633
MRV Engenharia e Participacoes SA(1)	578,600	766,888
Multilaser Industrial SA(1)	127,700	41,917
Multiplan Empreendimentos Imobiliarios SA	116,500	529,174
Natura & Co. Holding SA	121,756	293,807
NU Holdings Ltd., Class A(1)	241,801	3,619,761
Oceanpact Servicos Maritimos SA(1)	71,600	81,434
Odontoprev SA	180,340	360,299
Pet Center Comercio e Participacoes SA	959,200	830,542
Petroleo Brasileiro SA, ADR	1,741,497	26,522,999
Petroleo Brasileiro SA, ADR, Preference Shares	2,228,097	31,059,672
Petroreconcavo SA	290,000	1,041,457
Plano & Plano Desenvolvimento Imobiliario SA	25,800	54,384
Porto Seguro SA	25,400	152,645
Portobello SA(1)	107,500	93,462
Positivo Tecnologia SA	74,100	84,934
PRIO SA	623,000	5,163,341
Raia Drogasil SA	524,528	2,548,209
Raizen SA, Preference Shares	751,400	423,966
Randon SA Implementos e Participacoes, Preference Shares	448,800	869,578
Rede D'Or Sao Luiz SA	216,443	1,220,863
Romi SA	65,606	124,322
Rumo SA	400,600	1,546,688
Santos Brasil Participacoes SA	545,500	1,274,716
Sao Martinho SA	181,000	887,987
Sendas Distribuidora SA, ADR(1)	258,409	2,165,467
Ser Educacional SA(1)	115,400	131,863
Serena Energia SA(1)	232,209	333,731
Simpar SA(1)	368,700	401,675
SLC Agricola SA	363,916	1,144,189
Smartfit Escola de Ginastica e Danca SA	57,700	225,847
Suzano SA, ADR(2)	686,440	6,685,926
SYN prop e tech SA	61,800	87,394
Taurus Armas SA, Preference Shares	79,100	158,314
Tegma Gestao Logistica SA	30,900	143,481
Telefonica Brasil SA, ADR	66,958	619,361
TIM SA, ADR	236,403	3,763,536
TOTVS SA	293,100	1,554,962
Transmissora Alianca de Energia Eletrica SA	164,300	1,034,609
Tres Tentos Agroindustrial SA	52,800	111,391
Trisul SA	88,900	72,875
Tupy SA	163,600	791,011
Ultrapar Participacoes SA, ADR(2)	1,469,850	6,114,576
Unipar Carbocloro SA, Class B Preference Shares	117,306	982,831
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A Preference Shares	1,021,800	1,125,875

Avantis Emerging Markets Equity ETF
	Shares	Value
Vale SA, ADR	2,412,248	$25,376,849
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	63,000	254,528
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	304,200	410,749
Vibra Energia SA	1,871,700	8,488,481
Vivara Participacoes SA	3,800	17,739
Vulcabras SA	42,200	131,109
WEG SA	610,500	5,843,997
Wilson Sons SA	59,000	177,860
Wiz Co.	47,900	52,949
XP, Inc., Class A	21,765	400,694
YDUQS Participacoes SA	48,300	84,586
Zamp SA(1)	213,400	114,728
Zamp SA(1)	103,313	55,543
		307,171,316
Chile — 0.5%
Aguas Andinas SA, A Shares	2,410,517	707,284
Banco de Chile	29,782,156	3,725,540
Banco de Credito e Inversiones SA	71,832	2,236,594
Banco Itau Chile SA	9,942	115,075
Banco Santander Chile, ADR	157,028	3,242,628
Besalco SA	44,236	26,627
CAP SA(1)	85,446	518,538
Cencosud SA	729,089	1,462,694
Cencosud Shopping SA	172,732	292,071
Cia Cervecerias Unidas SA, ADR	74,166	830,659
Cia Sud Americana de Vapores SA	18,305,087	1,208,626
Colbun SA	11,420,855	1,508,790
Embotelladora Andina SA, Class B Preference Shares	589,973	1,873,125
Empresa Nacional de Telecomunicaciones SA	214,298	663,753
Empresas CMPC SA	1,483,328	2,561,717
Empresas Copec SA	257,880	1,706,904
Enel Americas SA	11,217,188	1,168,222
Enel Chile SA	27,790,654	1,505,535
Engie Energia Chile SA(1)	472,143	444,385
Falabella SA(1)	741,687	2,621,863
Forus SA	124	262
Grupo Security SA	164,860	46,550
Inversiones Aguas Metropolitanas SA	98,703	77,237
Parque Arauco SA	569,858	940,679
Ripley Corp. SA(1)	1,281,057	379,976
SMU SA	1,257,778	199,943
Sociedad Quimica y Minera de Chile SA, ADR	79,524	3,085,531
Vina Concha y Toro SA	58,592	72,782
		33,223,590
China — 22.0%
361 Degrees International Ltd.	740,000	332,944
3SBio, Inc.(1)	2,835,500	2,197,254
AAC Technologies Holdings, Inc.	1,914,500	8,133,321
Agile Group Holdings Ltd.(1)(2)	3,358,000	184,160
Agora, Inc., ADR(1)	37,989	72,179
Agricultural Bank of China Ltd., H Shares	19,864,000	8,749,649
Air China Ltd., H Shares(1)	54,000	23,043
AK Medical Holdings Ltd.(2)	230,000	128,744
Akeso, Inc.(1)(2)	362,000	2,272,286

Avantis Emerging Markets Equity ETF
	Shares	Value
Alibaba Group Holding Ltd., ADR	1,099,873	$91,663,416
Alibaba Pictures Group Ltd.(1)(2)	15,640,000	739,064
A-Living Smart City Services Co. Ltd.(2)	2,066,500	673,733
Alliance International Education Leasing Holdings Ltd.(1)	1,662,000	79,579
Aluminum Corp. of China Ltd., H Shares	3,680,000	2,294,204
ANE Cayman, Inc.(1)	605,500	597,627
Anhui Conch Cement Co. Ltd., H Shares	1,371,000	2,958,491
Anhui Expressway Co. Ltd., H Shares	488,000	575,665
ANTA Sports Products Ltd.	1,746,200	17,036,232
Anton Oilfield Services Group	330,000	21,938
Archosaur Games, Inc.(1)	151,000	28,945
Ascletis Pharma, Inc.(1)	185,000	20,076
Atour Lifestyle Holdings Ltd., ADR	43,824	833,532
Autohome, Inc., ADR	160,170	4,029,877
BAIC Motor Corp. Ltd., H Shares	1,293,500	305,292
Baidu, Inc., ADR(1)	33,737	2,854,825
Bairong, Inc.(1)	202,500	212,568
Bank of China Ltd., H Shares	76,209,000	34,433,034
Bank of Chongqing Co. Ltd., H Shares	580,500	367,005
Bank of Communications Co. Ltd., H Shares	9,769,000	7,059,459
BeiGene Ltd., ADR(1)	11,267	2,160,785
Beijing Capital International Airport Co. Ltd., H Shares(1)	1,134,000	339,353
Beijing Chunlizhengda Medical Instruments Co. Ltd., H Shares	7,500	6,873
Beijing Enterprises Holdings Ltd.	715,500	2,312,652
Beijing Enterprises Water Group Ltd.	2,990,000	873,485
Beijing Jingneng Clean Energy Co. Ltd., H Shares	1,854,000	449,081
Beijing North Star Co. Ltd., H Shares	4,000	312
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(2)	613,000	662,783
Bilibili, Inc., ADR(1)	260	3,739
Binjiang Service Group Co. Ltd.	52,500	114,580
BOC Aviation Ltd.	588,300	5,071,777
BOE Varitronix Ltd.	507,000	301,518
Bosideng International Holdings Ltd.	9,452,000	4,633,305
Brii Biosciences Ltd.(1)(2)	109,000	13,687
Brilliance China Automotive Holdings Ltd.	3,424,000	1,427,528
BYD Co. Ltd., H Shares	824,000	25,236,622
BYD Electronic International Co. Ltd.	2,076,500	7,607,317
C&D International Investment Group Ltd.(2)	1,605,572	2,586,448
C&D Property Management Group Co. Ltd.	187,747	60,647
Cango, Inc., ADR(1)	4,407	7,580
Canvest Environmental Protection Group Co. Ltd.(2)	716,000	396,583
CARsgen Therapeutics Holdings Ltd.(1)	81,500	33,702
Cathay Group Holdings, Inc.	96,000	7,974
Central China New Life Ltd.(1)	385,000	68,214
CGN Mining Co. Ltd.(1)	2,405,000	475,926
Chaowei Power Holdings Ltd.	168,000	29,187
Cheerwin Group Ltd.	115,000	28,202
Chen Lin Education Group Holdings Ltd.(1)	16,000	3,015
China Automotive Systems, Inc.	5,187	18,933
China BlueChemical Ltd., H Shares	2,642,000	657,023
China Bohai Bank Co. Ltd., H Shares(1)	1,012,500	135,720
China Chunlai Education Group Co. Ltd.(2)	157,000	92,411
China Cinda Asset Management Co. Ltd., H Shares	19,598,000	1,580,039
China CITIC Bank Corp. Ltd., H Shares	13,076,000	7,544,880

Avantis Emerging Markets Equity ETF
	Shares	Value
China Coal Energy Co. Ltd., H Shares	3,015,000	$3,594,466
China Communications Services Corp. Ltd., H Shares	8,310,000	4,232,583
China Conch Venture Holdings Ltd.	3,004,000	2,339,110
China Construction Bank Corp., H Shares	94,967,000	66,680,089
China Datang Corp. Renewable Power Co. Ltd., H Shares	10,038,000	2,531,753
China Dongxiang Group Co. Ltd.	1,053,000	37,703
China East Education Holdings Ltd.(2)	2,164,000	654,467
China Eastern Airlines Corp. Ltd., H Shares(1)(2)	18,000	4,608
China Education Group Holdings Ltd.	3,119,488	1,755,467
China Everbright Bank Co. Ltd., H Shares	3,540,000	1,060,296
China Everbright Environment Group Ltd.	8,137,000	3,725,144
China Everbright Greentech Ltd.	289,000	24,337
China Everbright Ltd.	1,110,000	497,174
China Feihe Ltd.	8,781,000	4,700,855
China Foods Ltd.	282,000	92,875
China Galaxy Securities Co. Ltd., H Shares	5,328,500	2,810,620
China Gas Holdings Ltd.	3,976,200	3,356,363
China Glass Holdings Ltd.(1)	622,000	37,919
China Hanking Holdings Ltd.	175,000	18,502
China Harmony Auto Holding Ltd.(1)	269,500	14,809
China High Speed Transmission Equipment Group Co. Ltd.(1)	437,000	59,108
China Hongqiao Group Ltd.	6,401,500	8,729,913
China International Capital Corp. Ltd., H Shares	1,521,200	1,626,774
China Kepei Education Group Ltd.(1)	130,000	21,887
China Lesso Group Holdings Ltd.	2,004,000	713,254
China Life Insurance Co. Ltd., Class H	2,550,865	3,832,594
China Lilang Ltd.	164,000	86,979
China Literature Ltd.(1)	446,600	1,403,510
China Longyuan Power Group Corp. Ltd., H Shares	4,987,000	3,874,178
China Medical System Holdings Ltd.	4,571,000	4,159,013
China Meidong Auto Holdings Ltd.	556,000	123,691
China Mengniu Dairy Co. Ltd.	4,195,000	7,067,456
China Merchants Bank Co. Ltd., H Shares	3,976,000	16,316,317
China Merchants Land Ltd.(1)	148,000	4,529
China Merchants Port Holdings Co. Ltd.	4,643,175	6,950,940
China Minsheng Banking Corp. Ltd., H Shares	9,842,000	3,537,539
China Modern Dairy Holdings Ltd.(2)	2,304,000	194,928
China National Building Material Co. Ltd., H Shares	9,046,000	2,598,241
China New Higher Education Group Ltd.	2,107,000	405,882
China Nonferrous Mining Corp. Ltd.	5,349,000	3,756,009
China Oriental Group Co. Ltd.	530,000	76,585
China Pacific Insurance Group Co. Ltd., H Shares	2,621,800	6,795,202
China Petroleum & Chemical Corp., Class H	27,134,300	18,336,047
China Power International Development Ltd.	13,374,000	6,108,374
China Railway Group Ltd., H Shares	9,511,000	4,392,303
China Railway Signal & Communication Corp. Ltd., H Shares	141,000	50,830
China Rare Earth Holdings Ltd.(1)	604,000	22,813
China Reinsurance Group Corp., H Shares	302,000	27,442
China Resources Beer Holdings Co. Ltd.	988,000	3,043,406
China Resources Building Materials Technology Holdings Ltd.	9,166,000	1,801,104
China Resources Gas Group Ltd.	423,700	1,424,277
China Resources Land Ltd.	3,165,000	8,869,530
China Resources Medical Holdings Co. Ltd.(2)	3,063,500	1,391,791
China Resources Mixc Lifestyle Services Ltd.	736,800	2,424,436

Avantis Emerging Markets Equity ETF
	Shares	Value
China Resources Pharmaceutical Group Ltd.	2,246,500	$1,581,767
China Resources Power Holdings Co. Ltd.	5,304,000	14,380,729
China Risun Group Ltd.(2)	1,399,000	518,920
China Ruyi Holdings Ltd.(1)(2)	168,000	48,548
China Sanjiang Fine Chemicals Co. Ltd.(1)	248,000	53,090
China SCE Group Holdings Ltd.(1)(2)	2,606,000	43,990
China Shenhua Energy Co. Ltd., H Shares	3,886,500	16,703,006
China Shineway Pharmaceutical Group Ltd.	433,000	482,675
China South City Holdings Ltd.(2)	4,046,000	86,566
China Southern Airlines Co. Ltd., H Shares(1)	364,000	127,462
China Starch Holdings Ltd.	1,320,000	28,708
China Sunshine Paper Holdings Co. Ltd.(1)	645,500	176,568
China Suntien Green Energy Corp. Ltd., H Shares	1,196,000	505,319
China Taiping Insurance Holdings Co. Ltd.	3,722,600	4,813,588
China Tobacco International HK Co. Ltd.(2)	31,000	66,124
China Tower Corp. Ltd., H Shares	93,258,000	11,421,791
China Traditional Chinese Medicine Holdings Co. Ltd.(1)(2)	5,784,000	3,144,202
China Travel International Investment Hong Kong Ltd.	1,524,000	195,267
China Vanke Co. Ltd., H Shares(1)(2)	4,504,900	2,358,043
China Water Affairs Group Ltd.	1,140,000	680,582
China XLX Fertiliser Ltd.	770,000	361,215
China Yongda Automobiles Services Holdings Ltd.	2,614,000	440,917
Chongqing Rural Commercial Bank Co. Ltd., H Shares	683,000	332,563
Chow Tai Fook Jewellery Group Ltd.	2,921,400	2,474,562
CIMC Enric Holdings Ltd.	3,168,000	2,548,091
CITIC Ltd.	6,796,000	6,744,522
CITIC Securities Co. Ltd., H Shares	1,935,950	2,911,211
CMGE Technology Group Ltd.(1)(2)	1,064,000	98,030
CMOC Group Ltd., H Shares	3,570,000	2,898,024
COFCO Joycome Foods Ltd.(1)(2)	10,517,000	2,034,563
Concord New Energy Group Ltd.	10,990,000	759,742
Consun Pharmaceutical Group Ltd.	387,000	283,102
COSCO SHIPPING Energy Transportation Co. Ltd., Class H(2)	400,000	438,257
COSCO SHIPPING Holdings Co. Ltd., Class H	5,609,249	7,707,547
COSCO SHIPPING International Hong Kong Co. Ltd.	44,000	24,751
COSCO SHIPPING Ports Ltd.	2,806,619	1,663,736
Country Garden Services Holdings Co. Ltd.	2,237,000	1,273,571
CPMC Holdings Ltd.	462,000	420,370
CSPC Pharmaceutical Group Ltd.	21,269,760	13,058,991
CSSC Hong Kong Shipping Co. Ltd.	620,000	120,736
Daqo New Energy Corp., ADR(1)(2)	143,858	2,119,028
Datang International Power Generation Co. Ltd., H Shares	38,000	7,251
Digital China Holdings Ltd.	1,170,000	480,589
Dongfeng Motor Group Co. Ltd., Class H(1)	7,344,000	1,973,526
Dongyue Group Ltd.	5,384,000	3,901,731
Dynagreen Environmental Protection Group Co. Ltd., H Shares	11,000	4,080
East Buy Holding Ltd.(1)(2)	272,000	449,932
Edvantage Group Holdings Ltd.	499,543	141,014
ENN Energy Holdings Ltd.	452,900	2,915,917
Essex Bio-technology Ltd.	120,000	36,125
EVA Precision Industrial Holdings Ltd.	1,202,000	102,587
Everest Medicines Ltd.(1)(2)	103,000	272,556
Excellence Commercial Property & Facilities Management Group Ltd.	576,000	94,020
Fenbi Ltd.(1)(2)	130,000	44,272

Avantis Emerging Markets Equity ETF
	Shares	Value
FIH Mobile Ltd.(1)	1,321,000	$138,637
FinVolution Group, ADR	605,050	3,206,765
Flat Glass Group Co. Ltd., H Shares	39,000	52,949
Fosun International Ltd.	4,939,500	2,555,923
Fountain SET Holdings Ltd.	26,000	1,993
Fu Shou Yuan International Group Ltd.	3,602,000	1,825,303
Fufeng Group Ltd.(2)	5,374,000	3,017,529
Fuyao Glass Industry Group Co. Ltd., H Shares	314,000	1,795,332
Ganfeng Lithium Group Co. Ltd., H Shares	154,280	339,857
Gaotu Techedu, Inc., ADR(1)	38,912	123,740
GCL Technology Holdings Ltd.(1)	30,437,000	4,507,618
GDS Holdings Ltd., Class A(1)	1,095,900	2,328,904
Geely Automobile Holdings Ltd.	13,498,000	15,106,006
Gemdale Properties & Investment Corp. Ltd.(2)	3,452,000	78,594
Genertec Universal Medical Group Co. Ltd.	2,330,500	1,331,230
GF Securities Co. Ltd., H Shares	1,581,400	1,263,753
Goldwind Science & Technology Co. Ltd., H Shares	367,400	212,346
Goodbaby International Holdings Ltd.(1)	338,000	27,642
Grand Pharmaceutical Group Ltd.	1,922,500	1,084,605
Great Wall Motor Co. Ltd., H Shares	3,419,500	4,886,715
Greatview Aseptic Packaging Co. Ltd.	139,000	44,028
Greentown China Holdings Ltd.	2,181,000	1,719,716
Greentown Management Holdings Co. Ltd.	664,000	239,633
Guangdong Investment Ltd.	2,564,000	1,448,864
Guangzhou Automobile Group Co. Ltd., H Shares	1,046,000	333,851
Guangzhou R&F Properties Co. Ltd., H Shares(1)(2)	3,047,600	291,455
Guotai Junan Securities Co. Ltd., H Shares(2)	69,200	73,593
H World Group Ltd., ADR	142,162	4,327,411
Haichang Ocean Park Holdings Ltd.(1)	1,237,000	110,963
Haidilao International Holding Ltd.	2,546,000	4,236,718
Haier Smart Home Co. Ltd., H Shares	2,915,000	8,907,362
Hainan Meilan International Airport Co. Ltd., H Shares(1)(2)	173,000	152,281
Haitian International Holdings Ltd.	2,130,000	5,950,951
Haitong Securities Co. Ltd., H Shares	4,612,400	2,049,264
Hangzhou Tigermed Consulting Co. Ltd., H Shares	23,800	89,726
Hansoh Pharmaceutical Group Co. Ltd.	1,414,000	3,606,381
Harbin Electric Co. Ltd., H Shares	654,000	196,887
Hebei Construction Group Corp. Ltd., H Shares(1)(2)	31,500	2,074
Hello Group, Inc., ADR	615,433	4,086,475
Hengan International Group Co. Ltd.	1,924,000	6,162,547
Hisense Home Appliances Group Co. Ltd., H Shares	1,158,000	2,985,694
Homeland Interactive Technology Ltd.	142,000	21,851
Hopson Development Holdings Ltd.(1)	326,624	111,786
Hua Hong Semiconductor Ltd.	2,019,000	4,398,290
Huabao International Holdings Ltd.(2)	593,000	176,677
Huadian Power International Corp. Ltd., H Shares	132,000	69,844
Huaneng Power International, Inc., H Shares	2,848,000	1,646,436
Huatai Securities Co. Ltd., H Shares	2,346,000	2,581,716
Huazhong In-Vehicle Holdings Co. Ltd.(2)	1,094,000	315,677
HUYA, Inc., ADR	109,034	454,672
Hygeia Healthcare Holdings Co. Ltd.(1)	125,600	314,708
iDreamSky Technology Holdings Ltd.(1)(2)	220,400	62,063
Industrial & Commercial Bank of China Ltd., H Shares	46,047,000	26,335,125
Ingdan, Inc.(1)	198,000	27,298

Avantis Emerging Markets Equity ETF
	Shares	Value
Inkeverse Group Ltd.	2,177,000	$230,657
Innovent Biologics, Inc.(1)	162,000	878,104
iQIYI, Inc., ADR(1)	1,305,205	2,806,191
JD Health International, Inc.(1)	359,100	1,069,695
JD Logistics, Inc.(1)	1,271,700	1,543,838
JD.com, Inc., ADR	65,273	1,762,371
JD.com, Inc., Class A	36,345	491,244
Jiangsu Expressway Co. Ltd., H Shares	828,000	816,521
Jiangxi Copper Co. Ltd., H Shares	1,502,000	2,521,071
Jinchuan Group International Resources Co. Ltd.	6,422,000	432,605
Jinke Smart Services Group Co. Ltd., H Shares(1)	114,400	123,073
Jinxin Fertility Group Ltd.(2)	6,841,500	2,067,152
JNBY Design Ltd.	316,500	545,065
JOYY, Inc., ADR	56,440	1,940,972
Jutal Offshore Oil Services Ltd.(1)	186,000	14,011
Kangji Medical Holdings Ltd.	252,500	186,106
Kanzhun Ltd., ADR	63,712	793,852
KE Holdings, Inc., ADR	812,579	12,058,672
Kingboard Holdings Ltd.	1,359,000	2,759,385
Kingboard Laminates Holdings Ltd.(2)	1,904,000	1,512,052
Kingdee International Software Group Co. Ltd.(1)	149,000	116,666
Kingsoft Corp. Ltd.	724,400	1,980,674
Kuaishou Technology(1)	2,264,100	11,556,594
Kunlun Energy Co. Ltd.	4,908,000	4,905,995
KWG Group Holdings Ltd.(1)(2)	1,925,000	61,459
KWG Living Group Holdings Ltd.(1)(2)	1,096,249	40,424
Lee & Man Paper Manufacturing Ltd.	1,958,000	545,225
Lenovo Group Ltd.	5,250,000	6,410,567
Leoch International Technology Ltd.	122,000	25,194
LexinFintech Holdings Ltd., ADR	242,348	419,262
Li Auto, Inc., ADR(1)(2)	619,847	12,062,223
Li Ning Co. Ltd.	2,689,500	4,992,137
Lingbao Gold Group Co. Ltd., Class H	642,000	242,966
Linklogis, Inc., Class B(2)	1,295,000	252,794
LK Technology Holdings Ltd.	27,500	8,845
Logan Group Co. Ltd.(1)(2)	211,000	20,493
Longfor Group Holdings Ltd.	2,387,124	2,669,310
Lonking Holdings Ltd.	2,948,000	534,488
Lufax Holding Ltd., ADR(2)	106,609	242,002
Luye Pharma Group Ltd.(1)	5,119,500	1,997,722
LVGEM China Real Estate Investment Co. Ltd.(1)(2)	1,760,000	118,875
Maanshan Iron & Steel Co. Ltd., H Shares(1)	60,000	7,676
Maoyan Entertainment(1)	272,800	215,206
Meitu, Inc.(1)(2)	3,303,000	998,248
Meituan, Class B(1)	2,033,610	30,771,362
Metallurgical Corp. of China Ltd., H Shares	198,000	34,699
Midea Real Estate Holding Ltd.(1)	612,200	583,346
MINISO Group Holding Ltd., ADR(2)	117,342	1,927,929
Minsheng Education Group Co. Ltd.(1)	254,000	6,023
Minth Group Ltd.(1)	2,306,000	3,662,006
MMG Ltd.(1)	14,601,600	4,150,730
Mobvista, Inc.(1)	142,000	24,612
NetDragon Websoft Holdings Ltd.	452,500	610,160
NetEase, Inc., ADR	462,101	37,171,404

Avantis Emerging Markets Equity ETF
	Shares	Value
New China Life Insurance Co. Ltd., H Shares	1,400,400	$3,031,051
New Oriental Education & Technology Group, Inc., ADR(1)	14,353	882,422
Nexteer Automotive Group Ltd.	2,350,000	825,767
Nine Dragons Paper Holdings Ltd.(1)(2)	4,448,000	1,732,860
NIO, Inc., ADR(1)	486,699	1,966,264
Niu Technologies, ADR(1)(2)	15,203	28,582
Noah Holdings Ltd., ADR	67,564	559,430
Nongfu Spring Co. Ltd., H Shares	1,037,400	3,747,186
Onewo, Inc., Class H	31,200	69,199
Orient Overseas International Ltd.	262,500	3,633,323
PDD Holdings, Inc., ADR(1)	440,334	42,320,501
People's Insurance Co. Group of China Ltd., H Shares	10,491,000	3,959,216
Perennial Energy Holdings Ltd.	320,000	46,570
PetroChina Co. Ltd., Class H	16,814,200	15,165,010
Pharmaron Beijing Co. Ltd., H Shares	30,675	34,815
PICC Property & Casualty Co. Ltd., H Shares	10,708,000	13,867,887
Ping An Healthcare & Technology Co. Ltd.(1)(2)	411,000	530,371
Ping An Insurance Group Co. of China Ltd., H Shares	6,204,782	29,374,915
Poly Property Group Co. Ltd.	3,608,844	604,843
Poly Property Services Co. Ltd., Class H(2)	175,200	576,700
Pop Mart International Group Ltd.	1,228,200	7,191,881
Postal Savings Bank of China Co. Ltd., H Shares	7,927,000	4,235,723
Powerlong Commercial Management Holdings Ltd.(2)	96,000	32,674
Q Technology Group Co. Ltd.(1)(2)	324,000	196,522
Qifu Technology, Inc., ADR	282,866	7,493,120
Qudian, Inc., ADR(1)	44,649	82,154
Radiance Holdings Group Co. Ltd.(1)(2)	1,163,000	379,863
Road King Infrastructure Ltd.(1)(2)	27,000	3,133
Sany Heavy Equipment International Holdings Co. Ltd.(2)	1,255,000	723,978
Scholar Education Group(1)	67,000	46,930
Seazen Group Ltd.(1)(2)	6,792,000	1,359,738
Shandong Gold Mining Co. Ltd., H Shares	245,000	471,207
Shandong Hi-Speed New Energy Group Ltd.(1)	145,199	30,298
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	1,817,600	1,032,660
Shanghai Chicmax Cosmetic Co. Ltd.	10,300	50,107
Shanghai Conant Optical Co. Ltd., Class H	139,000	231,433
Shanghai Electric Group Co. Ltd., H Shares(1)	208,000	39,368
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares	92,500	147,522
Shanghai Industrial Holdings Ltd.	931,000	1,356,719
Shanghai Industrial Urban Development Group Ltd.	403,600	18,842
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	673,000	928,466
Shenzhen Expressway Corp. Ltd., H Shares	438,000	376,733
Shenzhen International Holdings Ltd.	4,926,357	3,932,806
Shenzhen Investment Ltd.	1,148,000	114,841
Shenzhou International Group Holdings Ltd.	1,356,400	11,078,707
Shimao Services Holdings Ltd.(1)(2)	1,109,000	104,634
Shoucheng Holdings Ltd.	312,800	52,806
Shougang Fushan Resources Group Ltd.	6,853,249	2,285,997
Shui On Land Ltd.	14,120,000	1,065,932
Sihuan Pharmaceutical Holdings Group Ltd.(1)	5,392,000	371,797
Simcere Pharmaceutical Group Ltd.(2)	2,509,000	1,895,880
Sino Biopharmaceutical Ltd.	15,572,500	6,392,286
Sino-Ocean Group Holding Ltd.(1)(2)	11,273,000	395,372
Sinopec Engineering Group Co. Ltd., H Shares	3,711,000	2,538,239

Avantis Emerging Markets Equity ETF
	Shares	Value
Sinopec Shanghai Petrochemical Co. Ltd., Class H(1)	100,400	$13,383
Sinopharm Group Co. Ltd., H Shares	3,095,600	7,164,046
Sinotrans Ltd., H Shares	138,000	62,666
Sinotruk Hong Kong Ltd.	401,000	1,000,482
Skyworth Group Ltd.	3,193,087	1,171,977
SOHO China Ltd.(1)	1,023,000	82,386
Sohu.com Ltd., ADR(1)	56,519	891,870
SSY Group Ltd.	3,538,000	1,748,528
Sun King Technology Group Ltd.(1)	708,000	85,215
Sunac Services Holdings Ltd.(2)	3,578,000	770,837
Sunny Optical Technology Group Co. Ltd.	1,109,600	6,801,678
SY Holdings Group Ltd.	35,000	24,264
TAL Education Group, ADR(1)	503,432	4,047,593
TCL Electronics Holdings Ltd.(1)	886,000	528,546
Tencent Holdings Ltd.	3,252,300	157,736,261
Tencent Music Entertainment Group, ADR	622,045	6,494,150
Tian Ge Interactive Holdings Ltd.	9,000	588
Tian Lun Gas Holdings Ltd.	90,500	40,196
Tiangong International Co. Ltd.	2,072,000	454,918
Tianli International Holdings Ltd.	1,665,000	919,309
Tianneng Power International Ltd.(2)	4,116,000	2,930,949
Tingyi Cayman Islands Holding Corp.	4,304,000	5,764,503
Tong Ren Tang Technologies Co. Ltd., H Shares	761,000	481,892
Tongcheng Travel Holdings Ltd.	1,086,800	2,014,900
Tongda Group Holdings Ltd.(1)	2,745,000	26,320
Tongdao Liepin Group(1)	68,800	17,959
Topsports International Holdings Ltd.	5,288,000	1,958,616
Towngas Smart Energy Co. Ltd.(1)	588,000	219,430
TravelSky Technology Ltd., H Shares	801,000	990,514
Trip.com Group Ltd., ADR(1)	233,257	10,995,735
Tsaker New Energy Tech Co. Ltd.	123,500	13,728
Tsingtao Brewery Co. Ltd., H Shares	798,000	4,616,130
Tuya, Inc., ADR(1)	16,113	24,975
Uni-President China Holdings Ltd.	2,198,000	1,938,281
Untrade.Ch Wood Opti(1)	8,000	10
Up Fintech Holding Ltd., ADR(1)	34,340	124,998
Vipshop Holdings Ltd., ADR	1,069,075	13,406,200
Viva Biotech Holdings(1)	940,000	70,384
Vnet Group, Inc., ADR(1)(2)	309,881	861,469
Wanguo International Mining Group Ltd.(2)	42,000	46,600
Want Want China Holdings Ltd.	11,110,000	6,412,974
Wasion Holdings Ltd.	96,000	69,855
Weibo Corp., ADR	301,726	2,256,910
Weichai Power Co. Ltd., H Shares	1,454,000	2,223,944
Weilong Delicious Global Holdings Ltd.	113,200	104,423
West China Cement Ltd.	6,526,000	733,997
Wison Engineering Services Co. Ltd.(1)	19,000	503
Wuling Motors Holdings Ltd.	800,000	34,671
WuXi AppTec Co. Ltd., H Shares	84,804	370,023
Wuxi Biologics Cayman, Inc.(1)	1,061,000	1,510,224
X Financial, ADR(2)	464	2,292
Xiabuxiabu Catering Management China Holdings Co. Ltd.(2)	1,406,000	181,544
Xin Point Holdings Ltd.	57,000	25,144
Xingda International Holdings Ltd.	154,482	25,553

Avantis Emerging Markets Equity ETF
	Shares	Value
Xinjiang Xinxin Mining Industry Co. Ltd., H Shares	256,000	$27,465
Xinte Energy Co. Ltd., H Shares(1)(2)	1,934,000	1,731,870
Xinyi Energy Holdings Ltd.(2)	2,750,199	267,175
Xinyi Solar Holdings Ltd.	5,742,976	2,226,928
XJ International Holdings Co. Ltd.(1)(2)	9,112,000	241,034
XPeng, Inc., Class A, ADR(1)	31,117	250,492
Yadea Group Holdings Ltd.	2,585,369	3,641,850
Yankuang Energy Group Co. Ltd., H Shares	5,005,000	6,485,827
Yeahka Ltd.(1)(2)	238,400	325,440
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., H Shares(1)	614,400	778,579
Yidu Tech, Inc.(1)(2)	476,200	202,040
Yihai International Holding Ltd.	1,540,000	2,302,680
Yixin Group Ltd.	184,500	17,398
Youdao, Inc., ADR(1)	4,860	16,038
Yuexiu Property Co. Ltd.	3,807,400	1,979,269
Yuexiu Services Group Ltd.	448,500	178,652
Yuexiu Transport Infrastructure Ltd.	2,304,000	1,052,721
Yum China Holdings, Inc.	454,313	15,360,323
Zengame Technology Holding Ltd.	1,086,000	361,969
Zhaojin Mining Industry Co. Ltd., H Shares	563,500	921,805
Zhejiang Expressway Co. Ltd., H Shares	5,330,400	3,430,974
Zhengzhou Coal Mining Machinery Group Co. Ltd., H Shares	124,400	145,703
ZhongAn Online P&C Insurance Co. Ltd., H Shares(1)	400	517
Zhongsheng Group Holdings Ltd.	1,009,000	1,148,456
Zhongyu Energy Holdings Ltd.(1)(2)	175,000	103,594
Zhou Hei Ya International Holdings Co. Ltd.(1)(2)	895,000	171,570
Zijin Mining Group Co. Ltd., H Shares	5,740,000	11,546,372
Zonqing Environmental Ltd.(2)	214,000	240,468
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	608,400	316,925
ZTO Express Cayman, Inc., ADR	749,303	16,065,056
		1,381,756,543
Colombia — 0.1%
Bancolombia SA	50,068	454,815
Bancolombia SA, ADR	77,973	2,580,127
Cementos Argos SA	6,574	13,082
Corp. Financiera Colombiana SA	24,838	75,328
Ecopetrol SA, ADR(2)	287,406	2,828,075
Grupo Argos SA	159,091	646,866
Interconexion Electrica SA ESP	127,547	553,995
		7,152,288
Czech Republic — 0.1%
CEZ AS	137,422	5,248,804
Komercni Banka AS	80,474	2,729,015
Moneta Money Bank AS	266,123	1,280,721
		9,258,540
Egypt — 0.1%
Commercial International Bank - Egypt (CIB), GDR	3,806,002	6,390,216
Greece — 0.6%
Aegean Airlines SA	90,274	1,088,500
Alpha Services & Holdings SA	2,011,461	3,438,214
Athens International Airport SA	31,766	277,049
Athens Water Supply & Sewage Co. SA	3,091	19,164
Autohellas Tourist & Trading SA	2,971	37,768
Eurobank Ergasias Services & Holdings SA, Class A	1,204,873	2,747,206

Avantis Emerging Markets Equity ETF
	Shares	Value
Fourlis Holdings SA	364	$1,627
GEK TERNA SA(1)	104,567	2,024,893
Hellenic Exchanges - Athens Stock Exchange SA	8,827	44,048
Hellenic Telecommunications Organization SA	100,378	1,627,450
HELLENiQ ENERGY Holdings SA	81,226	641,006
Holding Co. ADMIE IPTO SA	103,619	244,597
Intracom Holdings SA	50,025	175,662
Intrakat Technical & Energy Projects SA(1)	78,256	445,320
Intralot SA-Integrated Information Systems & Gaming Services(1)	242,249	321,364
Jumbo SA	54,538	1,379,208
LAMDA Development SA(1)	57,034	444,335
Metlen Energy & Metals SA	36,980	1,388,666
Motor Oil Hellas Corinth Refineries SA	98,394	2,360,730
National Bank of Greece SA	553,663	4,812,607
OPAP SA	82,160	1,419,982
Optima bank SA	38,688	555,269
Piraeus Financial Holdings SA	1,210,890	5,223,729
Public Power Corp. SA	106,858	1,372,484
Terna Energy SA	21,386	451,706
Titan Cement International SA	63,126	2,208,386
Viohalco SA	30,134	193,241
		34,944,211
Hong Kong — 0.0%
Central China Management Co. Ltd.	499,000	5,279
China General Education Group Ltd.(1)	60,000	77
China Isotope & Radiation Corp.	14,400	19,135
China Renaissance Holdings Ltd.(1)(2)	202,700	260
China Zhongwang Holdings Ltd.(1)(2)	492,912	53,098
Coolpad Group Ltd.(1)	1,854,000	10,699
Country Garden Holdings Co. Ltd.(1)(2)	19,554,339	1,103,376
Global Bio-Chem Technology Group Co. Ltd.(1)	40,000	324
Hilong Holding Ltd.(1)	968,000	10,521
IVD Medical Holding Ltd.(1)	3,000	331
Jiayuan International Group Ltd.(1)	2,194,000	2,814
Mulsanne Group Holding Ltd.(1)	87,500	10,167
New Horizon Health Ltd.(1)(2)	127,500	173,400
Redco Properties Group Ltd.(1)(2)	44,000	56
Shanghai Pioneer Holding Ltd.	123,000	33,155
Shimao Group Holdings Ltd.(1)	245,000	19,600
Shinsun Holdings Group Co. Ltd.(1)	641,000	822
Tianyun International Holdings Ltd.(1)	84,000	25,853
Trigiant Group Ltd.(1)	28,000	1,127
Venus MedTech Hangzhou, Inc., H Shares(1)	36,500	6,577
		1,476,671
Hungary — 0.3%
Magyar Telekom Telecommunications PLC	295,675	853,690
MOL Hungarian Oil & Gas PLC	624,811	4,740,781
Opus Global Nyrt	201,546	254,999
OTP Bank Nyrt	170,725	8,790,071
Richter Gedeon Nyrt	79,750	2,417,132
		17,056,673
India — 22.5%
360 ONE WAM Ltd.	122,038	1,560,646
3M India Ltd.	450	191,509

Avantis Emerging Markets Equity ETF
	Shares	Value
63 Moons Technologies Ltd.	6,904	$26,981
Aarti Drugs Ltd.	9,663	67,211
Aarti Industries Ltd.	377,106	2,822,530
Aarti Pharmalabs Ltd.	57,209	470,316
Aavas Financiers Ltd.(1)	57,323	1,176,218
ABB India Ltd.	9,355	885,848
ACC Ltd.	80,944	2,248,027
Accelya Solutions India Ltd.	2,877	60,262
Action Construction Equipment Ltd.	40,057	617,695
Adani Energy Solutions Ltd.(1)	124,815	1,499,210
Adani Enterprises Ltd.	69,537	2,502,791
Adani Green Energy Ltd.(1)	76,081	1,667,223
Adani Ports & Special Economic Zone Ltd.	494,754	8,745,285
Adani Power Ltd.(1)	726,343	5,474,449
Adani Total Gas Ltd.	73,941	731,253
Aditya Birla Capital Ltd.(1)	451,990	1,186,184
Aditya Birla Sun Life Asset Management Co. Ltd.	33,816	301,772
Advanced Enzyme Technologies Ltd.	16,916	89,961
Aegis Logistics Ltd.	94,747	851,119
Affle India Ltd.(1)	3,390	65,990
AGI Greenpac Ltd.(1)	75,359	848,900
AIA Engineering Ltd.	9,387	481,177
Ajanta Pharma Ltd.	53,356	2,062,876
Akzo Nobel India Ltd.	1,400	57,810
Alembic Ltd.	146,783	277,503
Alembic Pharmaceuticals Ltd.	35,995	454,811
Alkyl Amines Chemicals	4,913	123,302
Allcargo Logistics Ltd.	421,343	351,832
Allcargo Terminals Ltd.	89,445	53,494
Alok Industries Ltd.(1)	539,944	175,818
Amara Raja Energy & Mobility Ltd.	219,635	3,985,463
Amber Enterprises India Ltd.(1)	26,524	1,414,758
Ambika Cotton Mills Ltd.	1,427	29,048
Ambuja Cements Ltd.	307,187	2,260,603
Amrutanjan Health Care Ltd.	2,916	28,465
Anand Rathi Wealth Ltd.	2,646	120,354
Anant Raj Ltd.	280,897	2,000,723
Andhra Paper Ltd.	24,654	166,330
Andhra Sugars Ltd.	39,773	54,636
Anup Engineering Ltd.	7,661	202,011
Apar Industries Ltd.	33,553	3,671,354
Apcotex Industries Ltd.	6,865	38,049
APL Apollo Tubes Ltd.	91,667	1,598,023
Apollo Hospitals Enterprise Ltd.	40,940	3,383,655
Apollo Tyres Ltd.	589,724	3,470,130
Aptech Ltd.	37,688	103,943
Archean Chemical Industries Ltd.	187,079	1,656,901
Arvind Fashions Ltd.	24,563	156,037
Arvind Ltd.	472,889	2,272,920
Arvind SmartSpaces Ltd.	6,068	53,728
Asahi India Glass Ltd.	62,661	474,284
Ashok Leyland Ltd.	927,119	2,834,225
Ashoka Buildcon Ltd.(1)	439,965	1,227,168
Asian Paints Ltd.	30,348	1,133,039

Avantis Emerging Markets Equity ETF
	Shares	Value
Associated Alcohols & Breweries Ltd.	4,852	$51,973
Aster DM Healthcare Ltd.	245,394	1,191,638
Astral Ltd.	50,132	1,148,415
AstraZeneca Pharma India Ltd.	328	25,774
Atul Ltd.	2,495	237,067
AU Small Finance Bank Ltd.	234,579	1,926,807
Aurobindo Pharma Ltd.	319,069	5,968,877
Avadh Sugar & Energy Ltd.	12,662	114,339
Avanti Feeds Ltd.	47,576	384,859
Avenue Supermarts Ltd.(1)	39,749	2,333,654
Axis Bank Ltd., GDR	124,452	8,689,612
Bajaj Auto Ltd.	62,591	8,126,545
Bajaj Consumer Care Ltd.	87,518	275,436
Bajaj Electricals Ltd.	87,641	1,003,378
Bajaj Finance Ltd.	132,803	11,402,468
Bajaj Finserv Ltd.	167,639	3,564,830
Bajaj Hindusthan Sugar Ltd.(1)	2,496,092	1,270,599
Bajel Projects Ltd.(1)	88,904	285,762
Balaji Amines Ltd.	20,348	540,587
Balkrishna Industries Ltd.	45,588	1,538,911
Balmer Lawrie & Co. Ltd.	25,352	84,575
Balrampur Chini Mills Ltd.	286,557	2,046,421
Banco Products India Ltd.	21,332	172,807
Bandhan Bank Ltd.	904,056	2,161,414
Bank of Baroda	1,173,841	3,501,916
Bank of Maharashtra	1,475,821	1,101,462
BASF India Ltd.	7,049	553,774
Bata India Ltd.	113,072	1,960,052
Bayer CropScience Ltd.	8,126	609,688
BEML Ltd.	50,076	2,270,729
Berger Paints India Ltd.	60,972	415,286
Best Agrolife Ltd.	12,834	103,298
Bhansali Engineering Polymers Ltd.	129,552	255,711
Bharat Bijlee Ltd.	1,398	89,769
Bharat Electronics Ltd.	5,094,130	18,203,693
Bharat Forge Ltd.	248,852	4,706,638
Bharat Heavy Electricals Ltd.	1,356,914	4,697,430
Bharat Petroleum Corp. Ltd.	1,504,828	6,412,045
Bharat Rasayan Ltd.	1,396	214,030
Bharat Wire Ropes Ltd.(1)	16,593	56,615
Bharti Airtel Ltd.	232,596	4,408,055
Bharti Airtel Ltd.	16,614	236,386
Biocon Ltd.	135,299	578,893
Birla Corp. Ltd.	26,475	419,975
Birlasoft Ltd.	130,089	1,041,183
Bliss Gvs Pharma Ltd.	29,732	44,386
BLS International Services Ltd.	111,562	561,105
Blue Dart Express Ltd.	8,435	809,242
Blue Star Ltd.	47,856	973,438
Bombay Burmah Trading Co.	41,111	1,220,499
Bombay Dyeing & Manufacturing Co. Ltd.	141,737	364,515
Bosch Ltd.	1,131	436,869
Brigade Enterprises Ltd.	223,824	3,214,533
Brightcom Group Ltd.(1)	2,954,015	279,301

Avantis Emerging Markets Equity ETF
	Shares	Value
Britannia Industries Ltd.	71,481	$4,993,466
BSE Ltd.	168,741	5,704,044
Butterfly Gandhimathi Appliances Ltd.(1)	136	1,561
Camlin Fine Sciences Ltd.(1)	28,262	34,807
Can Fin Homes Ltd.	230,179	2,370,635
Canara Bank	2,160,442	2,876,536
Capacit'e Infraprojects Ltd.(1)	131,920	598,459
Caplin Point Laboratories Ltd.	7,672	174,325
Capri Global Capital Ltd.(1)	400	982
Carborundum Universal Ltd.	23,782	432,527
Care Ratings Ltd.	21,442	248,568
Castrol India Ltd.	1,043,668	3,299,554
Ceat Ltd.	64,257	2,113,308
Central Depository Services India Ltd.	88,042	1,508,106
Century Enka Ltd.	6,013	52,726
Century Plyboards India Ltd.	40,783	382,828
Century Textiles & Industries Ltd.	28,642	817,252
CESC Ltd.	735,879	1,705,669
CG Power & Industrial Solutions Ltd.	114,347	948,878
Chalet Hotels Ltd.(1)	9,699	96,642
Chambal Fertilisers & Chemicals Ltd.	506,798	3,144,065
Chemplast Sanmar Ltd.(1)	58,353	349,405
Chennai Petroleum Corp. Ltd.	144,577	1,683,841
Cholamandalam Financial Holdings Ltd.	56,432	1,077,759
Cholamandalam Investment & Finance Co. Ltd.	437,869	7,603,867
CIE Automotive India Ltd.	199,857	1,394,619
Cigniti Technologies Ltd.	7,069	116,403
Cipla Ltd.	244,524	4,828,963
City Union Bank Ltd.	1,196,688	2,437,750
Clean Science & Technology Ltd.	11,954	212,858
CMS Info Systems Ltd.	135,637	889,013
Coal India Ltd.	1,899,648	11,882,962
Cochin Shipyard Ltd.	243,522	5,484,508
Coffee Day Enterprises Ltd.(1)	302,992	135,993
Coforge Ltd.	10,668	808,133
Colgate-Palmolive India Ltd.	121,908	5,291,097
Computer Age Management Services Ltd.	54,141	2,749,055
Confidence Petroleum India Ltd.	84,023	90,224
Container Corp. of India Ltd.	115,979	1,334,380
Coromandel International Ltd.	164,531	3,450,386
Cosmo First Ltd.	20,797	193,801
Craftsman Automation Ltd.	10,226	736,753
CreditAccess Grameen Ltd.	126,866	1,845,737
CRISIL Ltd.	7,526	400,449
Crompton Greaves Consumer Electricals Ltd.	439,176	2,497,003
CSB Bank Ltd.(1)	51,605	199,214
Cummins India Ltd.	43,446	1,942,433
Cyient Ltd.	102,496	2,418,377
Dabur India Ltd.	244,353	1,856,067
Dalmia Bharat Ltd.	55,659	1,254,288
Dalmia Bharat Sugar & Industries Ltd.	20,459	114,333
Datamatics Global Services Ltd.	30,145	248,800
DB Corp. Ltd.	130,929	523,561
DCB Bank Ltd.	346,861	509,678

Avantis Emerging Markets Equity ETF
	Shares	Value
DCM Shriram Industries Ltd.	25,127	$60,639
DCM Shriram Ltd.	96,581	1,326,502
Deccan Cements Ltd.	2,682	20,707
Deepak Fertilisers & Petrochemicals Corp. Ltd.(1)	328,993	4,106,525
Deepak Nitrite Ltd.	69,167	2,399,777
Delta Corp. Ltd.	54,099	86,085
DEN Networks Ltd.(1)	127,790	80,830
Devyani International Ltd.(1)	240,240	503,219
Dhampur Bio Organics Ltd.	14,248	23,982
Dhampur Sugar Mills Ltd.(1)	63,645	170,527
Dhani Services Ltd.(1)	575,040	394,164
Dhanuka Agritech Ltd.	5,379	116,979
Dilip Buildcon Ltd.	86,896	581,565
Dish TV India Ltd.(1)	4,731,105	832,648
Dishman Carbogen Amcis Ltd.(1)	102,843	248,869
Divi's Laboratories Ltd.	51,274	3,116,521
Dixon Technologies India Ltd.	19,715	3,095,234
DLF Ltd.	282,359	2,846,468
D-Link India Ltd.	16,108	113,186
Dolat Algotech Ltd.	16,966	32,521
Dollar Industries Ltd.	16,194	97,802
Dr. Lal PathLabs Ltd.	33,233	1,355,313
Dr. Reddy's Laboratories Ltd., ADR	135,152	11,281,137
Dwarikesh Sugar Industries Ltd.(1)	234,218	214,013
eClerx Services Ltd.	80,510	2,787,683
Edelweiss Financial Services Ltd.	1,071,398	1,397,459
Eicher Motors Ltd.	58,305	3,450,497
EID Parry India Ltd.	242,964	2,404,304
EIH Ltd.	116,295	531,576
Elecon Engineering Co. Ltd.	199,095	1,476,147
Electrosteel Castings Ltd.	347,955	889,046
Emami Ltd.	258,713	2,510,048
Endurance Technologies Ltd.	22,876	675,695
Engineers India Ltd.	600,720	1,559,003
Entertainment Network India Ltd.	5,881	14,928
Epack Durable Ltd.(1)	65,780	198,783
Epigral Ltd.	34,468	764,638
EPL Ltd.	328,070	974,688
Equinox India Developments Ltd.(1)	963,098	1,525,999
Equitas Small Finance Bank Ltd.	1,483,010	1,436,425
Escorts Kubota Ltd.	32,530	1,494,860
Ester Industries Ltd.	21,161	35,409
Eveready Industries India Ltd.	100,229	545,627
Everest Industries Ltd.	9,022	121,736
Everest Kanto Cylinder Ltd.	14,324	31,727
Excel Industries Ltd.	2,396	43,193
Exide Industries Ltd.	580,461	3,409,074
FDC Ltd.(1)	32,405	209,848
Federal Bank Ltd.	2,497,073	5,794,065
Federal-Mogul Goetze India Ltd.(1)	11,483	59,781
FIEM Industries Ltd.	16,950	308,172
Filatex India Ltd.	164,036	124,168
Fine Organic Industries Ltd.	12,781	814,880
Fineotex Chemical Ltd.	13,285	58,687

Avantis Emerging Markets Equity ETF
	Shares	Value
Finolex Cables Ltd.	72,409	$1,253,441
Finolex Industries Ltd.(1)	770,139	2,863,467
Firstsource Solutions Ltd.	31,653	114,537
Five-Star Business Finance Ltd.(1)	5,381	48,665
Force Motors Ltd.	8,704	864,509
Fortis Healthcare Ltd.	35,248	231,704
G R Infraprojects Ltd.(1)	27,208	496,849
Gabriel India Ltd.	196,041	1,283,744
GAIL India Ltd.	1,734,920	4,920,870
Galaxy Surfactants Ltd.	2,807	98,419
Ganesha Ecosphere Ltd.	2,544	55,086
Garden Reach Shipbuilders & Engineers Ltd.	70,951	1,535,079
Garware Hi-Tech Films Ltd.	3,500	137,653
Garware Technical Fibres Ltd.	608	27,801
Gateway Distriparks Ltd.	184,416	219,533
General Insurance Corp. of India	46,922	229,306
Geojit Financial Services Ltd.	88,570	139,233
GHCL Ltd.	246,926	2,057,990
GHCL Textiles Ltd.	160,202	206,503
GIC Housing Finance Ltd.	50,686	145,001
Gillette India Ltd.	1,801	190,592
Gland Pharma Ltd.	3,488	76,385
GlaxoSmithKline Pharmaceuticals Ltd.	15,492	506,970
Glenmark Life Sciences Ltd.	55,667	698,803
Glenmark Pharmaceuticals Ltd.	257,324	5,315,497
Global Health Ltd.(1)	52,277	707,280
Globus Spirits Ltd.	31,907	408,043
GM Breweries Ltd.	5,985	62,635
GMM Pfaudler Ltd.	55,999	916,330
GMR Airports Infrastructure Ltd.(1)	1,046,733	1,180,794
Godawari Power & Ispat Ltd.	176,688	2,001,722
Godrej Agrovet Ltd.	78,748	734,352
Godrej Consumer Products Ltd.	99,157	1,749,927
Godrej Properties Ltd.(1)	40,346	1,400,623
Gokaldas Exports Ltd.	159,443	1,786,018
Gokul Agro Resources Ltd.(1)	59,733	184,606
Goodluck India Ltd.	7,850	108,892
Goodyear India Ltd.	1,471	20,588
Granules India Ltd.	337,898	2,894,081
Graphite India Ltd.	80,910	499,035
Grasim Industries Ltd.	149,714	4,819,483
Great Eastern Shipping Co. Ltd.	238,923	3,802,001
Greaves Cotton Ltd.	144,611	290,034
Greenpanel Industries Ltd.	114,975	543,057
Greenply Industries Ltd.	47,311	216,632
Grindwell Norton Ltd.	5,109	148,470
Gujarat Alkalies & Chemicals Ltd.	28,265	259,521
Gujarat Ambuja Exports Ltd.	147,312	251,509
Gujarat Fluorochemicals Ltd.	5,413	204,821
Gujarat Gas Ltd.	194,730	1,409,768
Gujarat Industries Power Co. Ltd.	143,916	417,028
Gujarat Mineral Development Corp. Ltd.	219,577	966,998
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	299,654	2,441,979
Gujarat Pipavav Port Ltd.	1,172,415	3,153,012

Avantis Emerging Markets Equity ETF
	Shares	Value
Gujarat State Fertilizers & Chemicals Ltd.	745,491	$2,047,761
Gujarat State Petronet Ltd.	252,980	1,335,882
Gulf Oil Lubricants India Ltd.	32,576	549,952
Happy Forgings Ltd.	5,441	77,220
Hathway Cable & Datacom Ltd.(1)	1,042,503	262,615
Havells India Ltd.	112,831	2,555,876
HCL Technologies Ltd.	911,520	19,059,274
HDFC Asset Management Co. Ltd.	109,492	5,772,368
HDFC Bank Ltd.	1,356,882	26,533,687
HDFC Life Insurance Co. Ltd.	299,748	2,641,222
HEG Ltd.	21,492	512,186
HeidelbergCement India Ltd.	83,789	230,793
Heritage Foods Ltd.	117,584	789,769
Hero MotoCorp Ltd.	152,444	9,926,360
HFCL Ltd.	583,887	1,041,669
HG Infra Engineering Ltd.	49,779	928,216
Hikal Ltd.	65,233	256,107
HIL Ltd.	1,459	49,601
Himadri Speciality Chemical Ltd., ADR	323,545	2,020,516
Himatsingka Seide Ltd.(1)	52,583	93,064
Hindalco Industries Ltd.	1,991,923	16,690,932
Hinduja Global Solutions Ltd.	6,189	67,290
Hindustan Aeronautics Ltd.	150,326	8,396,117
Hindustan Construction Co. Ltd.(1)	303,293	170,871
Hindustan Copper Ltd.	578,594	2,297,205
Hindustan Oil Exploration Co. Ltd.(1)	132,768	415,555
Hindustan Petroleum Corp. Ltd.	1,495,807	7,469,171
Hindustan Unilever Ltd.	239,616	7,938,354
Hindware Home Innovation Ltd.	53,383	235,483
Hitachi Energy India Ltd.	4,043	582,783
HI-Tech Pipes Ltd.	101,841	235,281
Home First Finance Co. India Ltd.	51,593	709,869
Housing & Urban Development Corp. Ltd.	202,810	679,322
Hubtown Ltd.(1)	16,816	54,374
Huhtamaki India Ltd.	25,371	123,237
I G Petrochemicals Ltd.	7,893	63,467
ICICI Bank Ltd., ADR	885,933	25,966,696
ICICI Lombard General Insurance Co. Ltd.	132,921	3,399,869
ICICI Prudential Life Insurance Co. Ltd.	108,937	978,417
ICICI Securities Ltd.	164,434	1,616,036
IDFC First Bank Ltd.(1)	2,322,395	2,045,396
IDFC Ltd.	1,388,536	1,853,482
IFCI Ltd.(1)	638,326	570,878
IIFL Finance Ltd.	434,294	2,362,249
IIFL Securities Ltd.	374,802	1,233,114
India Cements Ltd.(1)	210,546	910,160
India Glycols Ltd.	33,651	557,695
India Shelter Finance Corp. Ltd.(1)	6,018	52,916
IndiaMart InterMesh Ltd.	34,400	1,230,932
Indian Bank	276,481	1,868,107
Indian Energy Exchange Ltd.	837,988	2,035,965
Indian Hotels Co. Ltd.	327,266	2,529,898
Indian Hume Pipe Co. Ltd.	14,892	95,503
Indian Metals & Ferro Alloys Ltd.	22,223	177,015

Avantis Emerging Markets Equity ETF
	Shares	Value
Indian Oil Corp. Ltd.	1,625,369	$3,433,316
Indian Overseas Bank(1)	35,971	26,083
Indian Railway Catering & Tourism Corp. Ltd.	84,463	939,911
Indian Renewable Energy Development Agency Ltd.(1)	1,514,717	4,361,684
Indo Count Industries Ltd.	209,651	1,022,554
Indoco Remedies Ltd.	15,023	64,741
Indraprastha Gas Ltd.	241,581	1,593,089
Indraprastha Medical Corp. Ltd.	28,909	136,701
Indus Towers Ltd.(1)	738,890	4,041,218
IndusInd Bank Ltd.	146,351	2,487,415
Infibeam Avenues Ltd.	596,825	221,921
Info Edge India Ltd.	31,914	2,923,420
Infosys Ltd., ADR(2)	2,086,694	48,578,236
Inox Green Energy Services Ltd.(1)	75,290	179,566
Insecticides India Ltd.	3,039	36,010
Intellect Design Arena Ltd.	51,451	609,317
InterGlobe Aviation Ltd.(1)	52,478	3,018,702
IOL Chemicals & Pharmaceuticals Ltd.	40,275	212,072
ION Exchange India Ltd.(1)	60,454	467,713
Ipca Laboratories Ltd.	63,356	1,046,081
IRB Infrastructure Developers Ltd.	885,410	669,384
IRCON International Ltd.	692,458	2,158,661
ISGEC Heavy Engineering Ltd.	22,607	371,828
ITD Cementation India Ltd.	447,475	2,962,102
J Kumar Infraprojects Ltd.	74,382	754,623
Jagran Prakashan Ltd.(1)	44,477	50,971
Jai Balaji Industries Ltd.(1)	149,608	1,626,749
Jai Corp. Ltd.	112,864	498,938
Jain Irrigation Systems Ltd.(1)	478,966	403,926
Jaiprakash Associates Ltd.(1)	521,016	51,560
Jaiprakash Power Ventures Ltd.(1)	5,741,580	1,228,564
Jammu & Kashmir Bank Ltd.	1,553,918	2,035,997
Jamna Auto Industries Ltd.	414,644	621,552
Jay Bharat Maruti Ltd.	18,175	22,820
JB Chemicals & Pharmaceuticals Ltd.	13,648	317,908
JBM Auto Ltd.	16,976	387,930
Jindal Drilling & Industries Ltd.	6,849	53,077
Jindal Poly Films Ltd.	9,031	86,320
Jindal Saw Ltd.	232,300	1,889,066
Jindal Stainless Ltd.	499,914	4,732,422
Jindal Steel & Power Ltd.	440,656	5,094,030
Jio Financial Services Ltd.(1)	2,576,560	9,874,092
JK Cement Ltd.	49,709	2,641,278
JK Lakshmi Cement Ltd.	237,546	2,231,725
JK Paper Ltd.	488,798	2,673,564
JK Tyre & Industries Ltd.	246,089	1,176,795
JM Financial Ltd.	719,112	915,146
Johnson Controls-Hitachi Air Conditioning India Ltd.(1)	497	11,439
JSW Energy Ltd.	295,267	2,503,273
JSW Steel Ltd.	510,243	5,723,871
JTEKT India Ltd.	69,453	141,525
Jubilant Foodworks Ltd.	484,436	3,757,932
Jubilant Ingrevia Ltd.	163,322	1,280,646
Jubilant Pharmova Ltd.	53,894	590,868

Avantis Emerging Markets Equity ETF
	Shares	Value
Just Dial Ltd.(1)	33,010	$492,996
Kajaria Ceramics Ltd.	145,551	2,344,086
Kalpataru Projects International Ltd.	205,048	3,290,280
Kalyani Steels Ltd.	9,285	85,907
Kamdhenu Ltd.	8,578	57,390
Karnataka Bank Ltd.(1)	378,063	1,025,505
Karur Vysya Bank Ltd.	1,227,681	3,247,959
Kaveri Seed Co. Ltd.	39,702	496,961
KCP Ltd.	104,957	292,853
KEC International Ltd.	224,496	2,535,392
KEI Industries Ltd.	53,954	2,964,266
Kellton Tech Solutions Ltd.(1)	21,339	39,189
Kennametal India Ltd.	3,609	134,809
Kfin Technologies Ltd.	55,422	687,078
Kiri Industries Ltd.(1)	10,180	46,970
Kirloskar Brothers Ltd.	88,451	1,906,428
Kirloskar Ferrous Industries Ltd.	59,304	486,991
Kirloskar Ferrous Industries Ltd.(1)	6,197	50,888
Kirloskar Oil Engines Ltd.	11,741	186,890
Kitex Garments Ltd.	19,681	86,116
KNR Constructions Ltd.	85,833	339,423
Kolte-Patil Developers Ltd.	28,083	147,117
Kopran Ltd.	44,402	158,268
Kotak Mahindra Bank Ltd.	539,196	11,450,941
KPI Green Energy Ltd.	104,172	1,124,850
KPIT Technologies Ltd.	130,385	2,825,990
KPR Mill Ltd.	56,220	568,369
KRBL Ltd.(1)	85,035	310,335
L&T Finance Ltd.	1,615,330	3,260,090
L&T Technology Services Ltd.	5,165	352,309
LA Opala RG Ltd.	18,529	73,333
Landmark Cars Ltd.	13,672	94,759
Larsen & Toubro Ltd.	662,081	29,265,711
Laurus Labs Ltd.	421,754	2,363,919
Laxmi Organic Industries Ltd.	88,371	313,923
LG Balakrishnan & Bros Ltd.	46,436	762,914
LIC Housing Finance Ltd.	463,713	3,729,197
Lincoln Pharmaceuticals Ltd.	14,067	118,797
Linde India Ltd.	5,307	457,739
Lloyds Metals & Energy Ltd.	55,641	513,465
LT Foods Ltd.	310,337	1,404,044
LTIMindtree Ltd.	34,144	2,508,635
Lupin Ltd.	258,237	6,902,218
LUX Industries Ltd.	2,069	58,693
Macrotech Developers Ltd.	83,280	1,244,741
Mahanagar Gas Ltd.	55,808	1,193,581
Maharashtra Scooters Ltd.	1,767	204,967
Maharashtra Seamless Ltd.	96,142	769,802
Mahindra & Mahindra Financial Services Ltd.	822,036	3,080,174
Mahindra & Mahindra Ltd.	764,710	25,615,711
Mahindra Holidays & Resorts India Ltd.(1)	82,579	401,624
Mahindra Lifespace Developers Ltd.	5,296	35,926
Mahindra Logistics Ltd.	36,640	217,884
Maithan Alloys Ltd.	5,265	72,310

Avantis Emerging Markets Equity ETF
	Shares	Value
Man Industries India Ltd.(1)	43,271	$214,920
Man Infraconstruction Ltd.	221,461	521,230
Manali Petrochemicals Ltd.	80,005	86,592
Manappuram Finance Ltd.	1,638,465	4,219,956
Mangalam Cement Ltd.	22,044	268,048
Marathon Nextgen Realty Ltd.	3,991	27,806
Marico Ltd.	353,060	2,723,454
Marksans Pharma Ltd.(1)	183,558	524,370
Maruti Suzuki India Ltd.	49,214	7,287,458
MAS Financial Services Ltd.	30,855	106,795
Max Financial Services Ltd.(1)	244,343	3,130,044
Max Healthcare Institute Ltd.	190,553	1,960,188
Mayur Uniquoters Ltd.	8,685	63,773
Mazagon Dock Shipbuilders Ltd.	14,877	754,032
Meghmani Organics Ltd.(1)	154,090	185,166
Metropolis Healthcare Ltd.	12,846	327,926
Minda Corp. Ltd.	129,123	873,967
Mirza International Ltd.(1)	31,525	16,498
Mishra Dhatu Nigam Ltd.	22,478	111,199
MM Forgings Ltd.	10,318	73,379
MOIL Ltd.	96,438	460,618
Mold-Tek Packaging Ltd.	4,341	40,520
Motherson Sumi Wiring India Ltd.	436,905	367,153
Motilal Oswal Financial Services Ltd.	344,513	2,960,296
Mphasis Ltd.	76,732	2,839,632
MRF Ltd.	4,034	6,488,197
Mrs Bectors Food Specialities Ltd.	45,104	865,134
Muthoot Finance Ltd.	187,681	4,398,517
Narayana Hrudayalaya Ltd.	120,335	1,821,141
Natco Pharma Ltd.	136,747	2,511,929
National Aluminium Co. Ltd.	1,817,046	3,961,411
National Fertilizers Ltd.	53,307	88,187
Nava Ltd.	142,423	1,617,727
Navin Fluorine International Ltd.	41,827	1,645,300
Navneet Education Ltd.	18,910	35,780
NCC Ltd.	1,218,752	4,638,835
NCL Industries Ltd.	7,144	19,059
NELCO Ltd.	10,660	155,629
NESCO Ltd.	21,914	247,229
Nestle India Ltd.	104,080	3,102,787
Neuland Laboratories Ltd.	10,975	1,636,269
New Delhi Television Ltd.(1)	23,859	57,314
Newgen Software Technologies Ltd.	9,676	128,748
NIIT Learning Systems Ltd.	51,614	304,722
NIIT Ltd.	47,453	95,120
Nilkamal Ltd.	800	17,795
Nippon Life India Asset Management Ltd.	328,723	2,640,070
NLC India Ltd.	358,152	1,176,782
NMDC Ltd.	893,242	2,373,852
NMDC Steel Ltd.(1)	390,928	250,231
NOCIL Ltd.	194,561	656,129
NRB Bearings Ltd.	11,401	43,952
NTPC Ltd.	4,936,276	24,478,569
Nuvama Wealth Management Ltd.	15,626	1,201,240

Avantis Emerging Markets Equity ETF
	Shares	Value
Nuvoco Vistas Corp. Ltd.(1)	40,464	$164,060
Oberoi Realty Ltd.	68,771	1,453,502
Oil & Natural Gas Corp. Ltd.	2,938,802	11,605,846
Oil India Ltd.	723,087	6,390,005
One 97 Communications Ltd.(1)	260,561	1,935,108
OnMobile Global Ltd.(1)	15,331	15,549
Oracle Financial Services Software Ltd.	33,645	4,407,638
Orient Cement Ltd.	345,702	1,259,240
Orient Electric Ltd.	144,629	462,680
Orient Green Power Co. Ltd.(1)	1,078,431	267,016
Orient Paper & Industries Ltd.	159,394	91,460
Oriental Hotels Ltd.	53,853	104,404
Orissa Minerals Development Co. Ltd.(1)	4,795	467,585
Page Industries Ltd.	4,081	2,069,398
Paisalo Digital Ltd.	340,648	258,888
Panama Petrochem Ltd.	34,083	168,748
Parag Milk Foods Ltd.(1)	18,882	42,990
Patel Engineering Ltd.(1)	666,166	455,616
PB Fintech Ltd.(1)	67,076	1,414,930
PC Jeweller Ltd.(1)	181,762	241,270
PCBL Ltd.	578,080	3,374,891
PDS Ltd.	25,752	167,840
Pearl Global Industries Ltd.	21,388	262,356
Peninsula Land Ltd.(1)	52,309	36,399
Pennar Industries Ltd.(1)	224,616	476,853
Persistent Systems Ltd.	79,262	4,890,247
Petronet LNG Ltd.	1,088,342	4,770,786
Phoenix Mills Ltd.	21,905	985,174
PI Industries Ltd.	30,334	1,627,420
Pidilite Industries Ltd.	13,424	500,382
Piramal Enterprises Ltd.	110,563	1,375,919
Piramal Pharma Ltd.	123,109	277,631
Pitti Engineering Ltd.(1)	30,031	489,645
PIX Transmissions Ltd.	7,912	141,790
PNB Gilts Ltd.(1)	22,203	34,213
PNB Housing Finance Ltd.(1)	187,761	2,189,825
PNC Infratech Ltd.	462,633	2,487,475
Pokarna Ltd.	15,607	173,470
Poly Medicure Ltd.	2,282	63,641
Polycab India Ltd.	9,862	801,611
Polyplex Corp. Ltd.	30,380	451,097
Pondy Oxides & Chemicals Ltd.	17,142	367,851
Poonawalla Fincorp Ltd.	104,034	480,906
Power Finance Corp. Ltd.	1,424,306	9,336,061
Power Grid Corp. of India Ltd.	5,112,132	20,590,341
Power Mech Projects Ltd.	11,501	932,372
Praj Industries Ltd.	326,398	2,984,657
Prakash Industries Ltd.(1)	249,688	657,006
Precision Camshafts Ltd.	69,597	203,058
Prestige Estates Projects Ltd.	78,766	1,703,669
Pricol Ltd.(1)	256,697	1,583,760
Prince Pipes & Fittings Ltd.(1)	25,164	176,540
Prism Johnson Ltd.(1)	97,243	191,117
Privi Speciality Chemicals Ltd.	2,600	45,616

Avantis Emerging Markets Equity ETF
	Shares	Value
Procter & Gamble Health Ltd.	376	$23,364
Prudent Corporate Advisory Services Ltd.(1)	5,455	158,473
PSP Projects Ltd.	15,240	124,172
PTC India Ltd.	627,768	1,592,052
Punjab National Bank	1,930,516	2,682,007
Puravankara Ltd.	50,082	275,136
Quess Corp. Ltd.	100,075	934,866
Railtel Corp. of India Ltd.	324,788	1,902,675
Rain Industries Ltd.	97,188	196,817
Rajesh Exports Ltd.(1)	47,655	166,339
Rallis India Ltd.	56,884	239,028
Ramco Cements Ltd.	146,795	1,454,780
Ramco Industries Ltd.	7,096	20,713
Ramkrishna Forgings Ltd.	192,561	2,223,068
Ramky Infrastructure Ltd.(1)	28,280	240,371
Rashtriya Chemicals & Fertilizers Ltd.	431,081	1,035,230
Raymond Consumer Care Ltd.(1)	64,427	1,158,106
Raymond Ltd.	80,534	1,907,177
RBL Bank Ltd.	961,969	2,612,896
REC Ltd.	2,733,816	20,201,921
Redington Ltd.	782,819	1,886,581
Redtape Ltd.(1)	31,525	254,967
Relaxo Footwears Ltd.	8,278	78,681
Reliance Industrial Infrastructure Ltd.	1,798	25,554
Reliance Industries Ltd., GDR	791,694	55,933,057
Reliance Infrastructure Ltd.(1)	394,939	986,007
Reliance Power Ltd.(1)	4,971,805	1,818,166
Repco Home Finance Ltd.	83,947	523,799
Restaurant Brands Asia Ltd.(1)	268,889	352,562
Rico Auto Industries Ltd.	188,999	274,477
RITES Ltd.	92,891	719,621
Rossari Biotech Ltd.	7,085	74,451
RPG Life Sciences Ltd.	6,983	175,608
RSWM Ltd.	8,000	20,422
Rupa & Co. Ltd.(1)	22,197	87,465
Sagar Cements Ltd.	9,772	26,930
Sammaan Capital Ltd.	1,188,086	2,295,019
Samvardhana Motherson International Ltd.	2,581,340	6,018,898
Sandhar Technologies Ltd.	30,017	218,173
Sanghi Industries Ltd.(1)	10,104	10,685
Sanghvi Movers Ltd.	56,612	606,116
Sanofi Consumer Healthcare India Ltd.(1)	10,779	542,618
Sanofi India Ltd.	11,515	934,613
Sansera Engineering Ltd.	77,046	1,380,813
Sapphire Foods India Ltd.(1)	5,460	108,547
Sarda Energy & Minerals Ltd.	196,748	824,204
Saregama India Ltd.	220	1,335
Satia Industries Ltd.	20,542	29,603
Satin Creditcare Network Ltd.(1)	142,309	362,855
SBI Cards & Payment Services Ltd.	216,600	1,868,143
SBI Life Insurance Co. Ltd.	145,350	3,205,591
Schaeffler India Ltd.	12,595	592,816
Schneider Electric Infrastructure Ltd.(1)	20,183	200,401
SEAMEC Ltd.(1)	1,917	36,355

Avantis Emerging Markets Equity ETF
	Shares	Value
Sequent Scientific Ltd.(1)	4,729	$9,229
Servotech Power Systems Ltd.	161,044	273,963
Seshasayee Paper & Boards Ltd.	3,954	16,557
SH Kelkar & Co. Ltd.	52,208	153,965
Shankara Building Products Ltd.	4,974	35,526
Shanthi Gears Ltd.	4,400	31,590
Sharda Cropchem Ltd.	29,189	195,783
Shilpa Medicare Ltd.(1)	26,727	244,770
Shipping Corp. of India Land & Assets Ltd.(1)	153,814	158,110
Shipping Corp. of India Ltd.	616,743	1,983,157
Shoppers Stop Ltd.(1)	25,790	249,410
Shree Cement Ltd.	2,871	872,704
Shree Digvijay Cement Co. Ltd.	24,457	29,318
Shree Renuka Sugars Ltd.(1)	142,059	84,717
Shriram Finance Ltd.	427,628	16,367,134
Shyam Metalics & Energy Ltd.	47,193	449,076
Siemens Ltd.	19,210	1,579,544
Siyaram Silk Mills Ltd.	8,736	50,754
SJS Enterprises Ltd.	14,710	171,523
SKF India Ltd.	8,742	550,560
Skipper Ltd.	23,810	118,691
Sobha Ltd.	95,797	1,931,077
Sobha Ltd.	12,229	125,795
Solar Industries India Ltd.	3,514	449,586
Somany Ceramics Ltd.	5,124	44,058
Sona Blw Precision Forgings Ltd.	162,671	1,326,249
Sonata Software Ltd.	244,910	1,945,972
South Indian Bank Ltd.	2,698,673	823,744
Southern Petrochemical Industries Corp. Ltd.	114,672	120,182
Spandana Sphoorty Financial Ltd.(1)	28,524	213,637
SRF Ltd.	85,683	2,621,695
Star Cement Ltd.(1)	61,501	167,328
State Bank of India, GDR	126,828	12,369,229
Steel Strips Wheels Ltd.(1)	147,356	399,657
Sterling & Wilson Renewable(1)	53,727	431,376
Sterlite Technologies Ltd.(1)	54,881	86,199
Strides Pharma Science Ltd.(1)	192,808	3,080,562
Sudarshan Chemical Industries Ltd.	55,898	688,128
Sula Vineyards Ltd.	11,016	65,561
Sumitomo Chemical India Ltd.	29,259	178,447
Sun Pharmaceutical Industries Ltd.	739,152	16,058,581
Sun TV Network Ltd.	195,417	1,914,233
Sundaram Finance Ltd.	10,160	611,292
Sundram Fasteners Ltd.	44,959	725,143
Sunflag Iron & Steel Co. Ltd.(1)	82,641	212,258
Sunteck Realty Ltd.(1)	25,538	173,548
Suprajit Engineering Ltd.	30,007	187,573
Supreme Industries Ltd.	53,120	3,348,695
Supreme Petrochem Ltd.	102,081	1,046,645
Suraj Estate Developers Ltd.(1)	11,855	112,822
Surya Roshni Ltd.	91,511	737,336
Suryoday Small Finance Bank Ltd.(1)	27,928	63,702
Suven Pharmaceuticals Ltd.(1)	78,517	1,007,359
Suzlon Energy Ltd.(1)	2,329,175	2,107,651

Avantis Emerging Markets Equity ETF
	Shares	Value
Swaraj Engines Ltd.	1,157	$46,967
Syngene International Ltd.	78,915	817,462
Tamil Nadu Newsprint & Papers Ltd.	88,833	242,395
Tamilnad Mercantile Bank Ltd.(1)	34,026	190,903
Tamilnadu Petroproducts Ltd.	58,751	69,523
Tanla Platforms Ltd.	105,191	1,165,579
TARC Ltd.(1)	108,216	295,737
Tata Chemicals Ltd.	242,784	3,133,135
Tata Communications Ltd.	107,068	2,504,565
Tata Consultancy Services Ltd.	440,135	23,911,213
Tata Consumer Products Ltd.	144,122	2,063,181
Tata Elxsi Ltd.	14,483	1,381,874
Tata Investment Corp. Ltd.	19,958	1,732,461
Tata Motors Ltd.	1,881,686	24,941,997
Tata Motors Ltd.(1)	68,197	903,653
Tata Power Co. Ltd.	625,483	3,240,975
Tata Steel Ltd.	10,180,029	18,560,200
Tata Teleservices Maharashtra Ltd.(1)	194,570	225,489
TCI Express Ltd.	4,850	65,301
TeamLease Services Ltd.(1)	2,705	101,622
Tech Mahindra Ltd.	676,402	13,221,284
Technocraft Industries India Ltd.(1)	3,091	128,697
Tejas Networks Ltd.(1)	8,477	133,154
Thanga Mayil Jewellery Ltd.	5,628	136,622
Thermax Ltd.	21,660	1,128,035
Thirumalai Chemicals Ltd.	70,649	283,953
Thomas Cook India Ltd.	55,257	151,993
Thyrocare Technologies Ltd.	7,067	72,584
Tide Water Oil Co. India Ltd.	4,634	144,372
Time Technoplast Ltd.	200,394	958,063
Timken India Ltd.	3,862	177,121
Tips Industries Ltd.	48,196	432,544
Titagarh Rail System Ltd.	181,755	3,084,427
Titan Co. Ltd.	27,048	1,150,027
Torrent Pharmaceuticals Ltd.	60,317	2,506,830
Torrent Power Ltd.	128,727	2,676,908
TransIndia Real Estate Ltd.	89,445	51,972
Transport Corp. of India Ltd.	23,739	307,438
Trent Ltd.	57,791	4,926,086
Trident Ltd.	3,038,965	1,340,294
Triveni Engineering & Industries Ltd.	146,382	831,892
Triveni Turbine Ltd.	115,054	986,873
TTK Prestige Ltd.	16,590	185,433
Tube Investments of India Ltd.	51,098	2,457,194
TV Today Network Ltd.	12,283	39,855
TV18 Broadcast Ltd.(1)	421,967	257,498
TVS Motor Co. Ltd.	53,175	1,783,546
TVS Srichakra Ltd.	2,893	159,734
Uflex Ltd.	73,782	672,190
Ugar Sugar Works Ltd.	65,144	66,355
Ugro Capital Ltd.(1)	5,617	15,743
Ujjivan Small Finance Bank Ltd.	2,410,746	1,261,745
UltraTech Cement Ltd.	44,556	6,007,374
Union Bank of India Ltd.	702,377	1,018,077

Avantis Emerging Markets Equity ETF
	Shares	Value
Uniparts India Ltd.	26,396	$154,693
United Spirits Ltd.	170,883	3,003,819
UNO Minda Ltd.	45,745	640,845
UPL Ltd.	352,878	2,516,324
Usha Martin Ltd.	59,005	233,119
UTI Asset Management Co. Ltd.	62,992	860,991
Utkarsh Small Finance Bank Ltd.	146,004	85,254
Uttam Sugar Mills Ltd.	10,632	44,410
VA Tech Wabag Ltd.(1)	60,955	926,394
Vaibhav Global Ltd.	7,950	30,127
Valiant Organics Ltd.(1)	6,994	34,245
Vardhman Textiles Ltd.	269,792	1,592,636
Varun Beverages Ltd.	252,546	4,519,057
Vascon Engineers Ltd.(1)	98,939	81,609
Vedant Fashions Ltd.	2,685	40,021
Vedanta Ltd.	1,046,432	5,838,782
Venky's India Ltd.	6,548	182,590
Vesuvius India Ltd.	1,008	65,074
V-Guard Industries Ltd.	27,571	150,835
Vidhi Specialty Food Ingredients Ltd.	7,127	38,282
Vimta Labs Ltd.	2,971	22,166
Vinati Organics Ltd.	6,529	153,343
VIP Industries Ltd.	48,674	282,623
Visaka Industries Ltd.	23,235	31,034
Vishnu Chemicals Ltd.(1)	17,730	84,988
VL E-Governance & IT Solutions Ltd.(1)	41,514	56,958
V-Mart Retail Ltd.(1)	3,595	154,192
Vodafone Idea Ltd.(1)	2,791,364	520,546
Voltamp Transformers Ltd.	454	76,414
Voltas Ltd.	54,865	1,141,147
VRL Logistics Ltd.(1)	37,088	234,341
VST Tillers Tractors Ltd.(1)	1,038	52,857
Welspun Corp. Ltd.	482,295	4,082,593
Welspun Enterprises Ltd.	159,871	1,121,388
Welspun Living Ltd.	611,986	1,408,484
West Coast Paper Mills Ltd.	85,819	623,884
Westlife Foodworld Ltd.(1)	35,034	343,702
Wipro Ltd., ADR	713,955	4,590,731
Wockhardt Ltd.(1)	121,005	1,520,823
Wonderla Holidays Ltd.	21,750	219,441
Yes Bank Ltd.(1)	13,804,284	3,893,508
Zee Entertainment Enterprises Ltd.(1)	680,721	1,142,488
Zee Media Corp. Ltd.(1)	1,067,957	169,685
Zen Technologies Ltd.	3,428	69,585
Zensar Technologies Ltd.	112,299	1,028,140
Zomato Ltd.(1)	806,140	2,405,475
Zuari Industries Ltd.	6,969	32,685
		1,414,897,244
Indonesia — 2.0%
ABM Investama Tbk. PT	768,100	234,629
Adaro Energy Indonesia Tbk. PT	22,689,300	5,224,993
Adaro Minerals Indonesia Tbk. PT(1)	1,601,800	133,244
Adhi Karya Persero Tbk. PT(1)	3,613,756	71,102
Adi Sarana Armada Tbk. PT	488,400	23,383

Avantis Emerging Markets Equity ETF
	Shares	Value
AKR Corporindo Tbk. PT	13,218,200	$1,279,020
Alam Sutera Realty Tbk. PT(1)	486,000	6,076
Amman Mineral Internasional PT(1)	3,532,300	2,438,823
Aneka Tambang Tbk. PT	21,167,200	1,902,310
Aspirasi Hidup Indonesia Tbk. PT	11,259,400	520,239
Astra Agro Lestari Tbk. PT	220,200	86,320
Astra International Tbk. PT	16,729,300	5,517,255
Astra Otoparts Tbk. PT	892,000	127,386
Astrindo Nusantara Infrastructure Tbk. PT(1)	9,209,100	37,132
Bank BTPN Syariah Tbk. PT	2,893,700	237,320
Bank Bukopin Tbk. PT(1)	3,742,897	15,245
Bank Central Asia Tbk. PT	21,570,100	14,380,693
Bank Mandiri Persero Tbk. PT	34,897,200	16,125,857
Bank Negara Indonesia Persero Tbk. PT	13,433,200	4,648,210
Bank Neo Commerce Tbk. PT(1)	6,720,000	122,569
Bank Pan Indonesia Tbk. PT(1)	1,152,900	104,471
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	1,221,674	78,679
Bank Pembangunan Daerah Jawa Timur Tbk. PT	862,000	31,763
Bank Rakyat Indonesia Persero Tbk. PT	34,624,018	11,528,272
Bank Syariah Indonesia Tbk. PT	174,291	29,924
Bank Tabungan Negara Persero Tbk. PT	27,278,883	2,490,035
Barito Pacific Tbk. PT	8,478,312	627,104
BFI Finance Indonesia Tbk. PT	6,157,800	404,295
Blue Bird Tbk. PT	370,500	43,241
Buana Lintas Lautan Tbk. PT(1)	4,340,500	29,770
Bukalapak.com Tbk. PT(1)	26,953,000	204,390
Bukit Asam Tbk. PT	13,659,300	2,411,332
Bumi Resources Minerals Tbk. PT(1)	29,113,200	305,053
Bumi Resources Tbk. PT(1)	452,000	2,606
Bumi Serpong Damai Tbk. PT(1)	3,021,900	251,355
Chandra Asri Pacific Tbk. PT	1,265,700	817,050
Charoen Pokphand Indonesia Tbk. PT	7,303,500	2,294,500
Ciputra Development Tbk. PT	34,923,500	2,934,209
Clipan Finance Indonesia Tbk. PT(1)	1,709,200	46,704
Delta Dunia Makmur Tbk. PT	7,656,700	361,313
Dharma Polimetal Tbk. PT	843,000	59,156
Dharma Satya Nusantara Tbk. PT	7,979,600	408,260
Elang Mahkota Teknologi Tbk. PT	1,955,300	50,873
Elnusa Tbk. PT	3,353,000	104,197
Energi Mega Persada Tbk. PT(1)	15,806,300	204,634
Erajaya Swasembada Tbk. PT	3,796,400	103,847
ESSA Industries Indonesia Tbk. PT	8,728,900	502,254
Gajah Tunggal Tbk. PT	1,939,900	165,666
Global Mediacom Tbk. PT(1)	8,524,100	125,752
Hanson International Tbk. PT(1)	1,531,500	1
Harum Energy Tbk. PT(1)	1,718,200	148,926
Hexindo Adiperkasa Tbk. PT	15,800	6,620
Indah Kiat Pulp & Paper Tbk. PT	4,504,700	2,361,889
Indika Energy Tbk. PT	3,130,200	295,793
Indo Tambangraya Megah Tbk. PT	1,325,700	2,333,257
Indocement Tunggal Prakarsa Tbk. PT	887,500	397,050
Indofood CBP Sukses Makmur Tbk. PT	537,500	399,394
Indofood Sukses Makmur Tbk. PT	985,400	437,127
Indomobil Sukses Internasional Tbk. PT	740,800	62,305

Avantis Emerging Markets Equity ETF
	Shares	Value
Indosat Tbk. PT	514,600	$345,501
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	2,767,130	118,139
Integra Indocabinet Tbk. PT(1)	481,500	7,481
Japfa Comfeed Indonesia Tbk. PT(1)	6,532,100	674,267
Jasa Marga Persero Tbk. PT	2,641,900	915,933
Kalbe Farma Tbk. PT	20,538,800	2,191,744
Kino Indonesia Tbk. PT	52,400	4,405
Lippo Karawaci Tbk. PT(1)	5,989,600	30,629
Matahari Department Store Tbk. PT	1,171,600	126,760
Medco Energi Internasional Tbk. PT	30,202,820	2,451,652
Media Nusantara Citra Tbk. PT(1)	6,628,900	139,858
Medikaloka Hermina Tbk. PT	4,615,600	388,190
Merdeka Copper Gold Tbk. PT(1)	2,336,058	355,260
Mitra Adiperkasa Tbk. PT	28,839,900	2,787,299
Mitra Keluarga Karyasehat Tbk. PT	3,810,000	754,788
Mitra Pinasthika Mustika Tbk. PT	2,191,600	146,091
MNC Digital Entertainment Tbk. PT(1)	434,500	215,058
Pabrik Kertas Tjiwi Kimia Tbk. PT	4,767,700	2,282,350
Pakuwon Jati Tbk. PT	3,204,800	98,774
Panin Financial Tbk. PT(1)	8,246,600	219,725
Perusahaan Gas Negara Tbk. PT	29,130,200	2,901,292
Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	1,913,200	110,268
PP Persero Tbk. PT(1)	1,481,700	43,482
Puradelta Lestari Tbk. PT	976,100	10,302
Ramayana Lestari Sentosa Tbk. PT	547,700	14,246
Salim Ivomas Pratama Tbk. PT	183,800	4,566
Samator Indo Gas Tbk. PT	536,000	64,776
Samudera Indonesia Tbk. PT	3,623,000	83,067
Sarana Menara Nusantara Tbk. PT	39,042,900	2,109,726
Semen Indonesia Persero Tbk. PT	5,285,618	1,372,314
Sentul City Tbk. PT(1)	1,197,800	3,249
Siloam International Hospitals Tbk. PT	9,600	1,750
Smartfren Telecom Tbk. PT(1)	39,123,800	75,779
Sri Rejeki Isman Tbk. PT(1)	918,200	1
Sumber Alfaria Trijaya Tbk. PT	16,608,500	3,120,290
Summarecon Agung Tbk. PT	6,092,478	240,366
Surya Citra Media Tbk. PT	138,000	1,089
Surya Semesta Internusa Tbk. PT	2,995,900	232,744
Telkom Indonesia Persero Tbk. PT, ADR	390,133	7,646,607
Temas Tbk. PT	4,752,000	46,410
Tempo Scan Pacific Tbk. PT	259,300	41,440
Timah Tbk. PT(1)	1,423,400	92,240
Tower Bersama Infrastructure Tbk. PT	4,596,400	572,990
Transcoal Pacific Tbk. PT	87,900	40,524
Tunas Baru Lampung Tbk. PT	339,100	13,923
Unilever Indonesia Tbk. PT	6,397,100	938,669
United Tractors Tbk. PT	2,338,600	4,096,019
Vale Indonesia Tbk. PT(1)	1,006,527	250,061
Waskita Karya Persero Tbk. PT(1)	3,601,745	2
Wijaya Karya Persero Tbk. PT(1)	2,888,700	73,004
Wintermar Offshore Marine Tbk. PT(1)	860,000	26,605
XL Axiata Tbk. PT	4,659,828	671,596
		125,448,174

Avantis Emerging Markets Equity ETF
	Shares	Value
Malaysia — 1.8%
7-Eleven Malaysia Holdings Bhd., Class B	21,600	$9,840
Aeon Co. M Bhd.	1,333,000	444,158
AEON Credit Service M Bhd.	9,600	15,784
AFFIN Bank Bhd.	344,200	261,393
Alliance Bank Malaysia Bhd.	1,623,400	1,619,914
AMMB Holdings Bhd.	2,546,300	3,065,907
Ancom Nylex Bhd.(1)	669,731	153,707
Ann Joo Resources Bhd.(1)	103,300	22,750
Astro Malaysia Holdings Bhd.(1)	96,000	5,338
ATA IMS Bhd.(1)	11,300	957
Axiata Group Bhd.	1,815,200	1,069,764
Bank Islam Malaysia Bhd.	835,600	514,780
Berjaya Corp. Bhd.(1)	6,568,938	470,395
Berjaya Food Bhd.	468,236	43,852
Berjaya Land Bhd.(1)	2,900	219
Bermaz Auto Bhd.	2,265,200	1,311,325
Bumi Armada Bhd.(1)(2)	5,965,500	739,809
Bursa Malaysia Bhd.	815,500	1,742,987
Cahya Mata Sarawak Bhd.(2)	1,962,800	614,221
Capital A Bhd.(1)	140,600	24,895
Carlsberg Brewery Malaysia Bhd.(2)	61,000	270,901
CCK Consolidated Holdings Bhd.	81,900	31,898
CELCOMDIGI Bhd.(2)	1,514,300	1,356,684
Chin Hin Group Bhd.(1)(2)	164,800	120,245
Chin Hin Group Property Bhd.(1)	124,700	58,486
CIMB Group Holdings Bhd.	4,767,898	9,065,863
CSC Steel Holdings Bhd.	75,000	21,749
CTOS Digital Bhd.	270,600	81,457
Cypark Resources Bhd.(1)	956,100	146,045
D&O Green Technologies Bhd.	80,000	51,144
Dagang NeXchange Bhd.(1)	2,040,200	170,093
Dayang Enterprise Holdings Bhd.	621,920	375,498
Dialog Group Bhd.	482,800	263,904
DRB-Hicom Bhd.	588,500	159,375
Dufu Technology Corp. Bhd.	389,200	170,378
Duopharma Biotech Bhd.	10,630	2,980
DXN Holdings Bhd.	157,600	22,656
Eastern & Oriental Bhd.(1)(2)	1,449,600	295,107
Eco World Development Group Bhd.(2)	852,300	306,446
Eco World International Bhd.	194,300	13,471
Ekovest Bhd.(1)(2)	4,407,100	367,720
Farm Fresh Bhd.	539,200	202,243
Formosa Prosonic Industries Bhd.	28,500	19,023
Fraser & Neave Holdings Bhd.(2)	61,800	427,848
Frontken Corp. Bhd.(2)	717,350	597,897
Gamuda Bhd.	1,694,457	2,940,461
Genting Bhd.	2,120,900	2,119,152
Genting Malaysia Bhd.(2)	2,804,000	1,636,257
Genting Plantations Bhd.	105,000	129,916
Globetronics Technology Bhd.	102,800	20,654
Greatech Technology Bhd.(1)(2)	94,500	103,365
HAP Seng Consolidated Bhd.	65,700	63,552
Hap Seng Plantations Holdings Bhd.	58,900	23,159
Hartalega Holdings Bhd.(1)	2,464,400	1,409,719

Avantis Emerging Markets Equity ETF
	Shares	Value
Heineken Malaysia Bhd.(2)	94,300	$501,437
Hengyuan Refining Co. Bhd.(1)(2)	211,100	110,015
Hextar Global Bhd.(2)	940,660	196,619
Hiap Teck Venture Bhd.	2,770,300	215,316
Hibiscus Petroleum Bhd.	1,745,060	889,905
Hong Leong Bank Bhd.(2)	204,800	1,006,484
Hong Leong Capital Bhd.	24,300	25,534
Hong Leong Financial Group Bhd.	88,200	381,870
Hup Seng Industries Bhd.	493,800	132,648
IHH Healthcare Bhd.	482,600	700,254
IJM Corp. Bhd.	3,394,300	2,259,087
Inari Amertron Bhd.(2)	905,500	661,007
Innoprise Plantations Bhd.	67,500	23,755
Insas Bhd.	117,400	27,482
IOI Corp. Bhd.	1,211,300	1,127,384
IOI Properties Group Bhd.(2)	721,600	345,178
Iskandar Waterfront City Bhd.(1)	1,956,200	235,329
Jaya Tiasa Holdings Bhd.	2,034,600	522,573
Kelington Group Bhd.	899,900	629,768
Kinergy Advancement Bhd.(1)(2)	2,266,800	173,645
Kossan Rubber Industries Bhd.	1,304,100	549,113
KPJ Healthcare Bhd.(2)	2,261,000	1,005,089
KSL Holdings Bhd.(1)	400,200	164,177
Kuala Lumpur Kepong Bhd.	245,477	1,234,969
Kumpulan Perangsang Selangor Bhd.	6,000	981
LBS Bina Group Bhd.	704,800	101,295
Leong Hup International Bhd.	10,100	1,459
Lotte Chemical Titan Holding Bhd.(1)(2)	179,600	42,449
Mah Sing Group Bhd.(2)	4,709,900	1,777,128
Malakoff Corp. Bhd.	389,300	83,212
Malayan Banking Bhd.	2,794,710	6,972,166
Malayan Flour Mills Bhd.	441,400	75,115
Malaysia Airports Holdings Bhd.	1,052,450	2,555,736
Malaysia Marine & Heavy Engineering Holdings Bhd.(1)(2)	101,700	10,615
Malaysia Smelting Corp. Bhd.	324,300	180,135
Malaysian Pacific Industries Bhd.(2)	76,200	522,302
Malaysian Resources Corp. Bhd.(2)	4,690,400	597,722
Matrix Concepts Holdings Bhd.	339,000	148,437
Maxis Bhd.	847,100	756,859
MBM Resources Bhd.	36,700	50,784
MBSB Bhd.(2)	4,031,492	751,795
Media Prima Bhd.	407,400	44,879
Mega First Corp. Bhd.	151,500	154,515
MISC Bhd.	840,500	1,632,258
MNRB Holdings Bhd.	10,700	5,387
Mr. DIY Group M Bhd.	2,212,500	1,053,224
Muda Holdings Bhd.	27,400	8,150
My EG Services Bhd.	3,440,076	712,621
Naim Holdings Bhd.(1)	62,500	17,845
Nestle Malaysia Bhd.(2)	38,500	945,404
OSK Holdings Bhd.	20,000	7,276
Padini Holdings Bhd.	3,200	2,479
Pantech Group Holdings Bhd.	203,100	48,007
Pecca Group Bhd.	416,600	117,497

Avantis Emerging Markets Equity ETF
	Shares	Value
Pentamaster Corp. Bhd.	368,100	$337,238
Perdana Petroleum Bhd.(1)	1,772,700	151,922
Pertama Digital Bhd.(1)	210,700	104,724
PESTECH International Bhd.(1)(2)	186,625	7,386
Petron Malaysia Refining & Marketing Bhd.	26,800	27,113
Petronas Chemicals Group Bhd.(2)	841,400	1,131,142
Petronas Dagangan Bhd.(2)	204,500	997,440
Petronas Gas Bhd.	349,800	1,480,020
PIE Industrial Bhd.	94,900	117,733
Power Root Bhd.	5,100	1,746
PPB Group Bhd.	244,100	824,204
Press Metal Aluminium Holdings Bhd.	1,434,700	1,652,478
Public Bank Bhd.	6,038,700	6,734,816
QL Resources Bhd.	525,400	790,288
Ranhill Utilities Bhd.(1)	1,187,415	357,738
RGB International Bhd.(2)	3,492,500	307,355
RHB Bank Bhd.	1,616,351	2,293,742
Sam Engineering & Equipment M Bhd.	78,300	96,965
Sarawak Oil Palms Bhd.	168,750	114,581
Sarawak Plantation Bhd.	45,200	23,014
Scientex Bhd.	294,700	279,162
SD Guthrie Bhd.	1,287,957	1,364,522
SEG International Bhd.	12,300	1,749
Shin Yang Group Bhd.	489,500	107,494
Sime Darby Bhd.	1,739,500	999,273
Sime Darby Property Bhd.	5,461,900	1,772,353
SKP Resources Bhd.	118,000	30,952
Solarvest Holdings Bhd.(1)	124,300	45,000
SP Setia Bhd. Group(2)	2,899,400	740,097
Sunway Bhd.(2)	582,348	552,703
Sunway Construction Group Bhd.	55,900	51,949
Supermax Corp. Bhd.(1)(2)	2,913,322	529,424
Syarikat Takaful Malaysia Keluarga Bhd.	68,374	61,294
Ta Ann Holdings Bhd.	165,600	150,885
TASCO Bhd.	91,000	16,716
TDM Bhd.	278,600	13,874
Telekom Malaysia Bhd.	1,490,900	2,331,969
Tenaga Nasional Bhd.	2,587,300	8,769,731
TH Plantations Bhd.	360,200	50,468
Thong Guan Industries Bhd.	44,400	17,056
TIME dotCom Bhd.(2)	1,076,300	1,250,307
Tiong NAM Logistics Holdings Bhd.(1)	95,600	16,776
Top Glove Corp. Bhd.(1)	2,797,100	595,829
Tropicana Corp. Bhd.(1)	20,482	7,166
TSH Resources Bhd.	975,400	259,585
Uchi Technologies Bhd.	42,900	37,932
UEM Sunrise Bhd.(2)	1,481,300	301,787
Unisem M Bhd.	234,800	171,519
United Plantations Bhd.	174,200	1,049,713
UOA Development Bhd.	1,700	720
UWC Bhd.(1)	95,100	55,044
Velesto Energy Bhd.(2)	12,296,200	598,777
ViTrox Corp. Bhd.	12,000	10,118
VS Industry Bhd.	1,405,600	355,579

Avantis Emerging Markets Equity ETF
	Shares	Value
Wasco Bhd.(1)	136,000	$36,581
WCE Holdings Bhd.(1)	369,000	61,936
WCT Holdings Bhd.(1)	4,107,500	1,010,139
Westports Holdings Bhd.(2)	222,600	218,943
Yinson Holdings Bhd.(2)	1,526,400	1,013,944
YTL Corp. Bhd.	1,567,413	1,055,920
YTL Power International Bhd.	3,591,400	3,237,454
		114,457,796
Mexico — 2.3%
Alfa SAB de CV, Class A	5,827,627	3,396,989
Alpek SAB de CV(1)(2)	92,126	59,315
Alsea SAB de CV	624,444	1,715,344
America Movil SAB de CV, ADR	787,117	13,034,658
Arca Continental SAB de CV	185,406	1,671,871
Banco del Bajio SA	1,808,907	4,507,973
Becle SAB de CV	38,227	61,647
Bolsa Mexicana de Valores SAB de CV	272,849	419,784
Cemex SAB de CV, ADR	925,929	5,675,945
Coca-Cola Femsa SAB de CV	607,881	5,137,940
Consorcio ARA SAB de CV(1)(2)	34,198	5,348
Controladora AXTEL SAB de CV(1)(2)	3,835,392	61,929
Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)(2)	178,484	1,019,144
Corp. Inmobiliaria Vesta SAB de CV	1,039,940	2,850,373
El Puerto de Liverpool SAB de CV, Class C1	7,605	44,006
Fomento Economico Mexicano SAB de CV, ADR	93,098	9,568,612
GCC SAB de CV	140,958	1,080,755
Genomma Lab Internacional SAB de CV, Class B	2,974,757	2,868,382
Gentera SAB de CV	3,511,425	3,819,121
Gruma SAB de CV, B Shares	344,647	6,343,006
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	71,828	4,602,020
Grupo Aeroportuario del Pacifico SAB de CV, ADR(2)	35,936	6,385,109
Grupo Aeroportuario del Sureste SAB de CV, ADR	18,447	4,969,437
Grupo Bimbo SAB de CV, Series A	340,092	1,221,062
Grupo Carso SAB de CV, Series A1	214,756	1,315,737
Grupo Comercial Chedraui SA de CV	324,576	2,469,311
Grupo Financiero Banorte SAB de CV, Class O	2,832,441	19,638,718
Grupo Financiero Inbursa SAB de CV, Class O(1)(2)	2,488,702	5,913,973
Grupo GICSA SAB de CV(1)(2)	21,090	2,463
Grupo Industrial Saltillo SAB de CV	26,514	28,272
Grupo Mexico SAB de CV, Series B	1,942,826	9,978,387
Grupo Rotoplas SAB de CV(1)	4,855	6,158
Grupo Televisa SAB, ADR(2)	913,573	1,818,010
Grupo Traxion SAB de CV(1)(2)	14	14
Hoteles City Express SAB de CV(1)	9,494	2,150
Industrias Penoles SAB de CV(1)	239,575	2,894,838
Kimberly-Clark de Mexico SAB de CV, A Shares	1,444,034	2,370,520
La Comer SAB de CV	235,467	400,530
Megacable Holdings SAB de CV	1,138,601	2,445,527
Nemak SAB de CV(1)	3,247,563	367,725
Ollamani SAB(1)(2)	166,005	349,724
Operadora De Sites Mexicanos SAB de CV(2)	244,697	208,737
Orbia Advance Corp. SAB de CV	1,144,134	1,231,029
Promotora y Operadora de Infraestructura SAB de CV	238,881	2,231,946
Qualitas Controladora SAB de CV	162,922	1,304,915

Avantis Emerging Markets Equity ETF
	Shares	Value
Regional SAB de CV	222,858	$1,417,089
Wal-Mart de Mexico SAB de CV	1,497,483	4,765,972
		141,681,515
Peru — 0.3%
Cia de Minas Buenaventura SAA, ADR	268,347	3,327,503
Credicorp Ltd.	61,824	11,026,311
Intercorp Financial Services, Inc.	26,506	673,252
Southern Copper Corp.	44,796	4,556,649
		19,583,715
Philippines — 0.7%
Aboitiz Equity Ventures, Inc.	1,513,290	895,174
Aboitiz Power Corp.	28,900	18,385
ACEN Corp.	1,217,840	118,109
Alliance Global Group, Inc.	1,108,600	179,222
Ayala Corp.	199,770	2,155,656
Ayala Land, Inc.	2,557,600	1,607,221
AyalaLand Logistics Holdings Corp.(1)	28,000	875
Bank of the Philippine Islands	1,490,871	3,318,481
BDO Unibank, Inc.	2,010,788	5,475,966
Cebu Air, Inc.(1)	19,350	9,795
Century Pacific Food, Inc.	592,700	386,680
Converge Information & Communications Technology Solutions, Inc.(1)	2,149,000	575,458
Cosco Capital, Inc.	227,200	20,137
DigiPlus Interactive Corp.	1,363,800	546,165
DITO CME Holdings Corp.(1)	425,200	14,919
DMCI Holdings, Inc.	8,262,200	1,722,598
East West Banking Corp.	65,600	10,466
Filinvest Land, Inc.	519,000	5,825
Ginebra San Miguel, Inc.	7,600	34,833
Global Ferronickel Holdings, Inc.(1)	757,000	18,332
Globe Telecom, Inc.	20,439	801,243
GT Capital Holdings, Inc.	192,960	2,147,431
International Container Terminal Services, Inc.	670,690	4,735,527
JG Summit Holdings, Inc.	1,775,524	743,457
Jollibee Foods Corp.	557,990	2,584,553
LT Group, Inc.	183,600	33,466
Manila Electric Co.	110,120	834,255
Manila Water Co., Inc.	433,300	209,686
Megaworld Corp.	3,778,800	129,397
Metropolitan Bank & Trust Co.	3,286,860	4,310,404
Monde Nissin Corp.	1,220,500	205,616
Nickel Asia Corp.	1,572,800	94,534
Petron Corp.	137,700	6,375
PLDT, Inc., ADR	88,061	2,373,244
Puregold Price Club, Inc.	639,500	316,491
Robinsons Land Corp.	1,384,600	368,603
Robinsons Retail Holdings, Inc.	128,010	87,472
Security Bank Corp.	725,710	775,314
Semirara Mining & Power Corp.	1,182,400	714,523
Shell Pilipinas Corp.(1)	7,000	1,154
SM Investments Corp.	68,685	1,084,416
SM Prime Holdings, Inc.	4,440,500	2,448,671
Universal Robina Corp.	635,480	1,031,091
Vista Land & Lifescapes, Inc.	266,100	6,927

Avantis Emerging Markets Equity ETF
	Shares	Value
Wilcon Depot, Inc.	1,800	$603
		43,158,750
Poland — 1.2%
Alior Bank SA	245,385	6,482,011
Allegro.eu SA(1)	292,694	2,883,164
AmRest Holdings SE(1)	9,743	57,786
Asseco Poland SA	7,498	174,871
Bank Handlowy w Warszawie SA	4,133	100,643
Bank Millennium SA(1)	1,119,997	2,603,192
Bank Polska Kasa Opieki SA	171,263	7,016,189
Budimex SA	13,770	2,140,293
CCC SA(1)	76,370	3,056,590
CD Projekt SA	69,114	3,266,842
Cyfrowy Polsat SA(1)	54,560	208,526
Dino Polska SA(1)	42,198	3,508,312
Enea SA(1)	123,864	338,322
Eurocash SA	42,741	109,256
Grenevia SA(1)	28,812	16,261
Grupa Azoty SA(1)(2)	33,832	155,334
Grupa Kety SA	10,844	2,175,841
Jastrzebska Spolka Weglowa SA(1)(2)	248,155	1,643,435
KGHM Polska Miedz SA	105,193	3,775,490
KRUK SA	19,175	2,202,640
LPP SA	936	3,559,867
Lubelski Wegiel Bogdanka SA	857	5,388
mBank SA(1)	9,311	1,540,329
Orange Polska SA	1,502,620	3,370,636
ORLEN SA(1)	446,623	7,433,250
Pepco Group NV(1)	73,924	345,555
PGE Polska Grupa Energetyczna SA(1)	201,566	352,495
Powszechna Kasa Oszczednosci Bank Polski SA	281,138	4,210,241
Powszechny Zaklad Ubezpieczen SA	319,963	3,852,768
Santander Bank Polska SA	24,985	3,363,309
Tauron Polska Energia SA(1)	589,744	540,074
TEN Square Games SA(1)	1,102	27,112
Text SA	14,174	285,134
Warsaw Stock Exchange	5,163	58,411
XTB SA	83,597	1,477,962
		72,337,529
Russia(3) — 0.0%
Gazprom PJSC(1)	1,738,516	2
Gazprom PJSC, ADR(1)	13,735	2
Globaltrans Investment PLC, GDR(1)	112,592	11
GMK Norilskiy Nickel PAO	749,200	8
LUKOIL PJSC	69,112	—
LUKOIL PJSC, ADR(1)	2,950	—
Magnit PJSC	9,702	—
Mechel PJSC(1)	22,684	—
MMC Norilsk Nickel PJSC, ADR(1)	6	—
MMC Norilsk Nickel PJSC, (NASDAQ), ADR(1)	9	—
Mobile TeleSystems PJSC, ADR(1)	58,032	6
Novatek PJSC	38,550	—
Novolipetsk Steel PJSC	405,900	1
PhosAgro PJSC	14,221	—

Avantis Emerging Markets Equity ETF
	Shares	Value
PhosAgro PJSC, GDR(1)	275	$—
PhosAgro PJSC, GDR(1)	2	—
Ros Agro PLC, GDR(1)	2,060	—
Rosneft Oil Co. PJSC	192,337	—
Severstal PAO, GDR(1)	53,821	6
Tatneft PJSC	223,476	—
VTB Bank PJSC(1)	287,928	—
X5 Retail Group NV, GDR(1)	13,628	2
		38
Singapore — 0.0%
China Everbright Water Ltd.	138,500	24,970
Sunpower Group Ltd.(1)	104,600	17,715
		42,685
South Africa — 3.6%
Absa Group Ltd.	833,925	8,222,654
Adcock Ingram Holdings Ltd.	1,014	3,682
Advtech Ltd.	35,578	64,608
AECI Ltd.	175,660	1,047,639
African Rainbow Minerals Ltd.	248,212	2,430,445
Afrimat Ltd.	18,266	67,588
Alexander Forbes Group Holdings Ltd.	85,796	31,703
Anglo American Platinum Ltd.	19,110	659,851
Anglogold Ashanti PLC	73,924	2,187,916
Anglogold Ashanti PLC (New York)	505,090	14,986,020
Aspen Pharmacare Holdings Ltd.(2)	392,132	5,267,638
Astral Foods Ltd.(1)	29,039	283,319
AVI Ltd.	577,458	3,289,755
Barloworld Ltd.	552,562	2,897,411
Bid Corp. Ltd.	137,170	3,460,763
Bidvest Group Ltd.	211,811	3,446,575
Capitec Bank Holdings Ltd.	30,598	4,997,529
Cashbuild Ltd.	1,658	15,649
City Lodge Hotels Ltd.	91,493	24,494
Clicks Group Ltd.	179,055	3,727,110
Coronation Fund Managers Ltd.	192,594	437,813
DataTec Ltd.	31,204	62,163
Dis-Chem Pharmacies Ltd.	185,239	362,055
Discovery Ltd.	355,527	3,042,650
DRDGOLD Ltd.	44,260	36,947
Exxaro Resources Ltd.	305,954	2,740,903
Famous Brands Ltd.	3,093	10,140
FirstRand Ltd.	2,672,380	12,849,816
Foschini Group Ltd.	559,733	4,538,063
Gold Fields Ltd., ADR	787,306	10,817,584
Grindrod Ltd.	328,660	260,879
Harmony Gold Mining Co. Ltd., ADR	935,593	9,047,184
Impala Platinum Holdings Ltd.	993,160	4,277,316
Investec Ltd.	125,677	952,121
KAL Group Ltd.	1,532	4,328
KAP Ltd.(1)	1,542,797	286,967
Kumba Iron Ore Ltd.	48,711	964,506
Life Healthcare Group Holdings Ltd.	1,471,403	1,183,326
Metair Investments Ltd.(1)	41,971	36,170
Momentum Group Ltd.	3,406,352	5,320,851

Avantis Emerging Markets Equity ETF
	Shares	Value
Motus Holdings Ltd.	144,967	$981,661
Mr. Price Group Ltd.	300,877	4,069,208
MTN Group Ltd.	1,182,570	5,890,534
MultiChoice Group(1)	503,852	3,117,613
Naspers Ltd., N Shares	56,654	11,687,144
Nedbank Group Ltd.	512,198	8,478,636
NEPI Rockcastle NV(1)	642,133	5,236,503
Netcare Ltd.	963,852	733,665
Ninety One Ltd.	121,239	265,237
Northam Platinum Holdings Ltd.	694,385	4,115,123
Oceana Group Ltd.	2,532	9,729
Old Mutual Ltd.	8,209,898	5,935,695
Omnia Holdings Ltd.	476,854	1,689,622
OUTsurance Group Ltd.	752,203	2,013,575
Pepkor Holdings Ltd.	96,835	119,412
Pick n Pay Stores Ltd.(1)	404,106	550,717
PPC Ltd.	754,515	177,025
PSG Financial Services Ltd.	132,039	128,265
Raubex Group Ltd.	14,747	40,527
Reinet Investments SCA	147,251	3,951,109
Remgro Ltd.	524,207	4,251,571
Reunert Ltd.	50,821	220,183
RFG Holdings Ltd.	19,543	18,779
Sanlam Ltd.	915,648	4,564,984
Santam Ltd.	13,694	269,816
Sappi Ltd.	1,520,792	3,891,760
Sasol Ltd., ADR(2)	477,703	3,635,320
Shoprite Holdings Ltd.	333,734	5,782,644
Sibanye Stillwater Ltd., ADR(2)	1,009,778	3,928,036
SPAR Group Ltd.(1)	260,572	1,864,151
Standard Bank Group Ltd.	753,575	10,121,951
Telkom SA SOC Ltd.(1)	1,018,701	1,607,629
Thungela Resources Ltd.	429,735	2,804,360
Tiger Brands Ltd.	177,812	2,346,157
Transaction Capital Ltd.(1)	27,574	4,229
Truworths International Ltd.	751,047	4,085,788
Tsogo Sun Ltd.	11,283	7,522
Vodacom Group Ltd.	434,540	2,685,359
Wilson Bayly Holmes-Ovcon Ltd.	18,399	211,169
Woolworths Holdings Ltd.	422,466	1,525,632
Zeda Ltd.	232,331	170,294
Zeder Investments Ltd.(2)	120,266	13,047
		227,545,512
South Korea — 13.0%
ABLBio, Inc.(1)	23,584	612,037
Able C&C Co. Ltd.	5,618	30,754
Advanced Process Systems Corp.	4,807	68,897
Aekyung Chemical Co. Ltd.	36,696	343,803
Aekyung Industrial Co. Ltd.	9,128	118,078
Agabang&Company(1)	50,751	155,228
Ahnlab, Inc.	1,317	53,505
Alteogen, Inc.(1)	3,978	949,370
Amorepacific Corp.	7,924	736,160
AMOREPACIFIC Group	21,110	394,125

Avantis Emerging Markets Equity ETF
	Shares	Value
Ananti, Inc.(1)	156,492	$600,273
APR Corp.(1)	6,079	1,174,721
Aprogen Biologics(1)	56,344	44,457
Aprogen, Inc.(1)	19,477	23,660
Asiana Airlines, Inc.(1)	62,870	459,858
BGF Co. Ltd.	12,496	32,865
BGF retail Co. Ltd.	12,972	1,146,193
BH Co. Ltd.	33,647	602,480
Binex Co. Ltd.(1)	11,370	195,204
Binggrae Co. Ltd.	3,060	148,831
Bioneer Corp.(1)	5,617	120,358
BNK Financial Group, Inc.	441,262	3,360,643
Boditech Med, Inc.	886	12,106
Boryung	22,949	203,883
Bukwang Pharmaceutical Co. Ltd.(1)	14,110	54,863
Byucksan Corp.	60,494	98,611
Caregen Co. Ltd.	7,410	95,781
Celltrion Pharm, Inc.(1)	3,030	156,869
Celltrion, Inc.	39,359	5,987,668
Chabiotech Co. Ltd.(1)	14,068	191,303
Cheil Worldwide, Inc.	67,994	924,655
Chong Kun Dang Pharmaceutical Corp.	18,435	1,717,478
Chongkundang Holdings Corp.	112	4,866
Chunbo Co. Ltd.(1)	124	5,573
CJ CGV Co. Ltd.(1)	137,104	737,184
CJ CheilJedang Corp.	9,488	2,290,550
CJ Corp.	20,708	1,739,493
CJ ENM Co. Ltd.(1)	26,021	1,415,448
CJ Logistics Corp.	15,396	1,088,728
Classys, Inc.	16,076	606,522
Com2uSCorp	6,964	214,050
Cosmax, Inc.	23,649	2,152,931
CosmoAM&T Co. Ltd.(1)	5,349	431,551
Coway Co. Ltd.	66,751	3,360,662
COWELL FASHION Co. Ltd.	13,544	22,543
CrystalGenomics Invites Co. Ltd.(1)	11,842	21,423
CS Wind Corp.	7,100	343,590
Cuckoo Holdings Co. Ltd.	2,944	51,210
Cuckoo Homesys Co. Ltd.	4,724	78,676
Daeduck Electronics Co. Ltd.	57,273	860,801
Daehan Flour Mill Co. Ltd.	490	51,799
Daesang Corp.	38,772	602,983
Daesung Holdings Co. Ltd.	377	2,284
Daewon Pharmaceutical Co. Ltd.	2,047	23,192
Daewoo Engineering & Construction Co. Ltd.(1)	224,599	679,263
Daewoong Co. Ltd.	7,316	140,417
Daewoong Pharmaceutical Co. Ltd.	1,900	213,226
Daishin Securities Co. Ltd.	42,793	535,265
Daol Investment & Securities Co. Ltd.	111,644	262,453
Daou Data Corp.	30,424	246,072
Daou Technology, Inc.	21,639	293,127
DB Financial Investment Co. Ltd.	13,706	48,465
DB HiTek Co. Ltd.	52,272	1,598,473
DB Insurance Co. Ltd.	80,917	7,043,521

Avantis Emerging Markets Equity ETF
	Shares	Value
Dentium Co. Ltd.	9,297	$557,704
DGB Financial Group, Inc.	359,551	2,257,776
DI Dong Il Corp.	26,697	627,078
DIO Corp.(1)	879	10,692
DL E&C Co. Ltd.	62,598	1,550,155
DL Holdings Co. Ltd.	28,822	994,550
DN Automotive Corp.	3,136	209,122
Dong-A Socio Holdings Co. Ltd.	1,514	142,804
Dong-A ST Co. Ltd.	2,800	160,135
Dongjin Semichem Co. Ltd.	65,043	1,529,037
DongKook Pharmaceutical Co. Ltd.	12,641	172,440
Dongkuk CM Co. Ltd.	30,636	174,802
Dongkuk Holdings Co. Ltd.	16,318	98,289
Dongkuk Steel Mill Co. Ltd.	75,378	466,967
Dongsuh Cos., Inc.	5,808	81,086
Dongwha Pharm Co. Ltd.	4,407	26,641
Dongwon Development Co. Ltd.	10,306	21,020
Dongwon F&B Co. Ltd.	3,530	89,262
Dongwon Industries Co. Ltd.	9,884	225,340
Dongwon Systems Corp.	5,098	160,783
Doosan Bobcat, Inc.	46,299	1,381,750
Doosan Co. Ltd.	327	36,682
Doosan Enerbility Co. Ltd.(1)	481,163	6,531,217
Doosan Tesna, Inc.	13,196	324,581
DoubleUGames Co. Ltd.	8,785	323,499
Douzone Bizon Co. Ltd.	16,898	761,282
Dreamtech Co. Ltd.	15,774	109,538
Duk San Neolux Co. Ltd.(1)	6,317	159,889
Easy Bio, Inc.	465	1,347
Easy Holdings Co. Ltd.	1	2
Echo Marketing, Inc.(1)	11,592	92,735
Ecopro BM Co. Ltd.(1)	15,227	1,922,503
Ecopro Co. Ltd.(1)	20,025	1,286,128
Ecopro HN Co. Ltd.	18,969	660,255
E-MART, Inc.	22,005	1,050,080
Eo Technics Co. Ltd.	5,036	650,178
Eugene Corp.	22,122	57,471
Eugene Investment & Securities Co. Ltd.	168,284	556,748
Eugene Technology Co. Ltd.	5,418	187,247
F&F Co. Ltd.	18,035	792,890
Fila Holdings Corp.	68,091	2,160,585
Foosung Co. Ltd.(1)	7,436	37,127
Genexine, Inc.(1)	1,908	10,137
GOLFZON Co. Ltd.	7,448	369,301
Gradiant Corp.	19,296	177,490
Grand Korea Leisure Co. Ltd.	52,390	438,956
Green Cross Corp.	2,501	319,747
Green Cross Holdings Corp.	2,440	30,441
GS Engineering & Construction Corp.(1)	105,182	1,617,557
GS Holdings Corp.	70,703	2,390,702
GS Retail Co. Ltd.	79,669	1,314,688
HAESUNG DS Co. Ltd.	19,421	430,143
Han Kuk Carbon Co. Ltd.	7,474	67,260
Hana Financial Group, Inc.	437,223	20,297,966

Avantis Emerging Markets Equity ETF
	Shares	Value
Hana Materials, Inc.	7,352	$190,187
Hana Micron, Inc.	63,440	605,233
Hana Tour Service, Inc.	16,141	597,176
Handsome Co. Ltd.	13,246	163,169
Hanil Cement Co. Ltd.	11,421	126,731
Hanjin Kal Corp.	674	34,539
Hanjin Transportation Co. Ltd.	3,382	49,464
Hankook & Co. Co. Ltd.	3,397	43,334
Hankook Shell Oil Co. Ltd.	114	28,394
Hankook Tire & Technology Co. Ltd.	101,831	3,314,776
Hanmi Pharm Co. Ltd.	4,785	1,131,332
Hanmi Semiconductor Co. Ltd.	28,867	2,494,526
Hanon Systems	146,324	444,526
Hansae Co. Ltd.	42,094	520,448
Hansol Chemical Co. Ltd.	10,091	1,092,003
Hansol Paper Co. Ltd.	4,250	31,194
Hansol Technics Co. Ltd.	26,009	93,257
Hanssem Co. Ltd.	12,375	507,290
Hanwha Aerospace Co. Ltd.	56,880	12,348,093
Hanwha Corp.	72,340	1,577,605
Hanwha Corp., Preference Shares	3,473	39,896
Hanwha Engine(1)	62,877	650,179
Hanwha Galleria Corp.(1)	91,724	103,887
Hanwha General Insurance Co. Ltd.	174,017	760,475
Hanwha Investment & Securities Co. Ltd.(1)	264,210	673,961
Hanwha Life Insurance Co. Ltd.	1,077,998	2,399,672
Hanwha Ocean Co. Ltd.(1)	26,270	680,019
Hanwha Solutions Corp.	111,191	2,164,101
Hanwha Systems Co. Ltd.	19,233	268,860
Harim Holdings Co. Ltd.	117,914	489,367
HD Hyundai Co. Ltd.	71,144	4,312,632
HD Hyundai Construction Equipment Co. Ltd.	32,047	1,270,163
HD Hyundai Electric Co. Ltd.	27,427	6,278,933
HD Hyundai Energy Solutions Co. Ltd.(1)	3,807	77,396
HD Hyundai Heavy Industries Co. Ltd.(1)	20,547	2,983,894
HD Hyundai Infracore Co. Ltd.(1)	292,751	1,578,344
HD HYUNDAI MIPO	25,424	1,966,190
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	54,452	7,813,327
HDC Holdings Co. Ltd.	3,073	25,190
HDC Hyundai Development Co-Engineering & Construction, E Shares	66,672	1,295,276
Helixmith Co. Ltd.(1)	2,352	6,369
Hite Jinro Co. Ltd.	41,830	648,613
HJ Shipbuilding & Construction Co. Ltd.(1)	15,718	34,165
HL Holdings Corp.	3,576	93,149
HL Mando Co. Ltd.	88,950	2,270,169
HLB, Inc.(1)	20,177	1,354,078
HMM Co. Ltd.	311,936	3,976,607
Hotel Shilla Co. Ltd.	37,177	1,326,004
HPSP Co. Ltd.	19,540	436,125
HS Hyosung Corp.(1)	1,182	40,083
HS Industries Co. Ltd.	11,046	32,766
Hugel, Inc.(1)	9,548	1,945,688
Humasis Co. Ltd.(1)	255,300	358,685
Humedix Co. Ltd.	12,409	309,704

Avantis Emerging Markets Equity ETF
	Shares	Value
Huons Co. Ltd.	1,038	$23,131
Huons Global Co. Ltd.	1,022	19,401
Hwa Shin Co. Ltd.	35,568	245,112
Hwaseung Enterprise Co. Ltd.	6,727	39,243
HYBE Co. Ltd.	7,173	993,037
Hyosung Advanced Materials Corp.	5,843	1,240,965
Hyosung Chemical Corp.(1)	1,063	36,295
Hyosung Corp.	5,315	196,499
Hyosung Heavy Industries Corp.	9,492	2,061,032
Hyosung TNC Corp.	6,049	1,348,029
Hyundai Autoever Corp.	926	112,247
HYUNDAI Corp.	26,090	377,573
Hyundai Department Store Co. Ltd.	23,480	841,020
Hyundai Elevator Co. Ltd.	7,915	249,371
Hyundai Engineering & Construction Co. Ltd.	76,915	1,846,084
Hyundai GF Holdings	49,119	169,854
Hyundai Glovis Co. Ltd.	50,317	4,229,912
Hyundai Home Shopping Network Corp.	4,124	148,038
Hyundai Marine & Fire Insurance Co. Ltd.	111,342	2,901,021
Hyundai Mobis Co. Ltd.	45,956	7,498,679
Hyundai Motor Co.	148,379	28,462,087
Hyundai Rotem Co. Ltd.	84,127	3,402,864
Hyundai Steel Co.	114,762	2,186,756
Hyundai Wia Corp.	47,189	1,811,728
ICD Co. Ltd.(1)	6,931	33,780
Il Dong Pharmaceutical Co. Ltd.(1)	137	1,556
Ilyang Pharmaceutical Co. Ltd.	8,045	85,489
iMarketKorea, Inc.	10,401	67,213
Industrial Bank of Korea	339,208	3,509,470
Innocean Worldwide, Inc.	22,591	333,168
Innox Advanced Materials Co. Ltd.	13,820	301,391
Insun ENT Co. Ltd.(1)	15,244	70,161
Interflex Co. Ltd.(1)	344	3,165
INTOPS Co. Ltd.	26,498	485,197
IS Dongseo Co. Ltd.	32,042	583,765
ISC Co. Ltd.	7,370	300,797
i-SENS, Inc.	7,170	90,060
ISU Chemical Co. Ltd.(1)	11,199	80,041
ISU Specialty Chemical(1)	13,735	547,583
JB Financial Group Co. Ltd.	230,167	2,440,332
Jeio Co. Ltd.(1)	7,752	104,780
Jeju Air Co. Ltd.(1)	49,652	353,486
Jin Air Co. Ltd.(1)	28,373	225,079
Jusung Engineering Co. Ltd.	83,461	1,686,450
JW Holdings Corp.	1	3
JW Pharmaceutical Corp.	22,912	509,556
JYP Entertainment Corp.	25,897	993,679
K Car Co. Ltd.	27,462	280,406
Kakao Corp.	63,053	1,762,809
Kakao Games Corp.(1)	4,032	55,265
KakaoBank Corp.	60,587	1,006,114
Kakaopay Corp.(1)	3,910	73,960
Kangwon Land, Inc.	161,498	1,933,590
KB Financial Group, Inc., ADR	425,770	27,623,958

Avantis Emerging Markets Equity ETF
	Shares	Value
KC Co. Ltd.	5,885	$84,366
KC Tech Co. Ltd.	6,554	174,735
KCC Corp.	9,129	1,960,312
KCC Glass Corp.	11,552	356,630
KEPCO Engineering & Construction Co., Inc.	10,854	546,348
KEPCO Plant Service & Engineering Co. Ltd.	52,959	1,650,687
KG Chemical Corp.	61,396	195,250
KG Dongbusteel	92,657	400,894
KG Eco Solution Co. Ltd.	45,736	203,948
Kginicis Co. Ltd.	19,665	144,372
KH Vatec Co. Ltd.	9,846	80,626
Kia Corp.	295,655	23,489,445
KISCO Corp.	31,262	198,107
KISWIRE Ltd.	2,131	31,164
KIWOOM Securities Co. Ltd.	26,098	2,645,366
Koentec Co. Ltd.	3,932	21,909
Koh Young Technology, Inc.	10,793	87,161
Kolmar BNH Co. Ltd.	10,254	116,738
Kolmar Holdings Co. Ltd.	3,160	17,954
Kolon Corp.	1,460	16,656
Kolon Industries, Inc.	27,762	727,994
KoMiCo Ltd.	6,296	319,584
KONA I Co. Ltd.	20	229
Korea Aerospace Industries Ltd.	83,204	3,385,765
Korea Circuit Co. Ltd.(1)	10,726	90,554
Korea Electric Power Corp., ADR(1)	339,273	2,768,468
Korea Electric Terminal Co. Ltd.	7,818	435,699
Korea Gas Corp.(1)	29,379	1,145,204
Korea Investment Holdings Co. Ltd.	57,979	3,164,777
Korea Line Corp.(1)	363,652	530,180
Korea Petrochemical Ind Co. Ltd.	4,037	315,475
Korea Real Estate Investment & Trust Co. Ltd.	68,819	56,656
Korea United Pharm, Inc.	5,778	98,053
Korea Zinc Co. Ltd.	6,288	2,518,075
Korean Air Lines Co. Ltd.	218,618	3,610,280
Korean Reinsurance Co.	236,745	1,501,946
Krafton, Inc.(1)	21,128	5,170,639
KT Corp.	92,055	2,667,709
KT Skylife Co. Ltd.	12,012	44,467
Kum Yang Co. Ltd.(1)	37,215	1,296,520
Kumho Petrochemical Co. Ltd.	26,218	2,688,683
Kumho Tire Co., Inc.(1)	258,106	895,901
KUMHOE&C Co. Ltd.(1)	253	666
Kyung Dong Navien Co. Ltd.	14,024	724,387
L&F Co. Ltd.(1)	3,514	247,964
Lake Materials Co. Ltd.(1)	43,117	580,366
LB Semicon, Inc.(1)	21,320	76,782
LEENO Industrial, Inc.	3,651	535,504
LF Corp.	10,203	109,714
LG Chem Ltd.	18,102	4,367,099
LG Corp.	60,191	3,574,034
LG Display Co. Ltd., ADR(1)	990,417	4,100,326
LG Electronics, Inc.	127,723	9,523,189
LG Energy Solution Ltd.(1)	6,644	1,935,244

Avantis Emerging Markets Equity ETF
	Shares	Value
LG H&H Co. Ltd.	13,453	$3,571,902
LG HelloVision Co. Ltd.	6,071	12,365
LG Innotek Co. Ltd.	9,258	1,931,095
LG Uplus Corp.	353,827	2,582,764
LIG Nex1 Co. Ltd.	23,838	3,482,718
LigaChem Biosciences, Inc.(1)	2,616	189,181
Lock&Lock Co. Ltd.	9	59
Lotte Chemical Corp.	12,683	787,269
Lotte Chilsung Beverage Co. Ltd.	7,182	707,747
Lotte Corp.	1,759	32,643
Lotte Energy Materials Corp.	6,363	187,360
LOTTE Fine Chemical Co. Ltd.	24,112	880,073
LOTTE Himart Co. Ltd.	1,460	9,183
Lotte Innovate Co. Ltd.	2,619	52,701
Lotte Rental Co. Ltd.	26,837	628,921
Lotte Shopping Co. Ltd.	11,502	537,540
Lotte Wellfood Co. Ltd.	4,825	507,534
LS Corp.	34,638	2,947,789
LS Electric Co. Ltd.	22,062	2,768,404
LVMC Holdings(1)	185,101	338,978
LX Hausys Ltd.	4,181	128,771
LX Holdings Corp.	36,891	194,271
LX International Corp.	89,938	2,158,539
LX Semicon Co. Ltd.	14,387	740,874
Maeil Dairies Co. Ltd.	2,084	61,439
Mcnex Co. Ltd.	13,810	202,391
Medytox, Inc.	2,082	309,327
MegaStudyEdu Co. Ltd.	16,318	602,893
Meritz Financial Group, Inc.	134,999	9,215,901
Mirae Asset Life Insurance Co. Ltd.(1)	22,028	86,734
Mirae Asset Securities Co. Ltd.	446,639	2,800,400
Miwon Commercial Co. Ltd.	112	17,055
MNTech Co. Ltd.(1)	37,166	314,108
Myoung Shin Industrial Co. Ltd.	59,478	521,490
Namhae Chemical Corp.	21,065	104,423
Namsun Aluminum Co. Ltd.(1)	7,959	8,487
NAVER Corp.	49,239	6,246,472
NCSoft Corp.	6,901	970,769
Neowiz	26,970	430,726
NEPES Corp.(1)	8,242	61,402
Netmarble Corp.(1)	1,805	82,369
Nexen Tire Corp.	36,014	207,645
NEXTIN, Inc.	3,774	136,965
NH Investment & Securities Co. Ltd.	245,765	2,512,375
NHN Corp.	11,622	173,315
NHN KCP Corp.	25,127	148,460
NICE Holdings Co. Ltd.	8,854	73,910
NICE Information Service Co. Ltd.	22,716	174,692
NongShim Co. Ltd.	3,614	1,043,525
OCI Co. Ltd.	1,161	69,887
OCI Holdings Co. Ltd.	28,813	1,541,969
OptoElectronics Solutions Co. Ltd.	901	7,581
Orion Corp.	16,428	1,131,505
Orion Holdings Corp.	20,907	244,872

Avantis Emerging Markets Equity ETF
	Shares	Value
Oscotec, Inc.(1)	202	$6,351
Ottogi Corp.	1,731	539,794
Pan Ocean Co. Ltd.	454,442	1,264,376
Paradise Co. Ltd.	83,299	698,775
Park Systems Corp.	2,100	299,780
Partron Co. Ltd.	52,572	299,992
People & Technology, Inc.(1)	8,651	367,062
PharmaResearch Co. Ltd.	3,885	506,671
Pharmicell Co. Ltd.(1)	14,652	64,455
PI Advanced Materials Co. Ltd.(1)	17,959	355,683
Pond Group Co. Ltd.(1)	7,801	31,092
Poongsan Corp.	54,863	2,645,324
Posco DX Co. Ltd.	49,364	987,876
POSCO Future M Co. Ltd.	15,942	2,574,267
POSCO Holdings, Inc., ADR	298,000	19,018,360
Posco International Corp.	89,443	3,788,346
Posco M-Tech Co. Ltd.	16,136	200,288
PSK, Inc.	30,279	586,262
Pulmuone Co. Ltd.	3,081	26,006
S&S Tech Corp.	6,600	131,648
S-1 Corp.	6,776	300,431
Sam Chun Dang Pharm Co. Ltd.	1,941	230,123
Sam Young Electronics Co. Ltd.	3,086	20,356
Samchully Co. Ltd.	2,600	173,028
Samjin Pharmaceutical Co. Ltd.	1,819	25,587
Samsung Biologics Co. Ltd.(1)	3,088	2,264,491
Samsung C&T Corp.	36,716	4,063,129
Samsung Card Co. Ltd.	2,438	79,485
Samsung E&A Co. Ltd.(1)	215,003	4,093,732
Samsung Electro-Mechanics Co. Ltd.	39,800	4,262,408
Samsung Electronics Co. Ltd., GDR	108,237	152,120,757
Samsung Fire & Marine Insurance Co. Ltd.	54,177	14,073,634
Samsung Heavy Industries Co. Ltd.(1)	1,092,213	8,610,255
Samsung Life Insurance Co. Ltd.	87,011	6,355,508
Samsung SDI Co. Ltd.	23,203	6,175,384
Samsung SDS Co. Ltd.	14,094	1,591,099
Samsung Securities Co. Ltd.	109,846	3,891,038
Samwha Capacitor Co. Ltd.	1,445	42,386
Samyang Corp.	1,845	68,482
Samyang Foods Co. Ltd.	9,001	3,339,504
Samyang Holdings Corp.	1,825	99,436
Sang-A Frontec Co. Ltd.	2,323	40,058
Sangsangin Co. Ltd.(1)	36,362	57,585
SD Biosensor, Inc.(1)	41,043	328,721
SeAH Besteel Holdings Corp.	31,996	479,651
SeAH Steel Corp.	2,776	242,997
SeAH Steel Holdings Corp.	2,262	305,659
Sebang Co. Ltd.	11,290	114,672
Sebang Global Battery Co. Ltd.	15,051	1,143,105
Seegene, Inc.	43,195	834,909
Sejong Telecom, Inc.	1,768	696
Seobu T&D	25,452	116,813
Seojin System Co. Ltd.(1)	17,366	323,937
Seoul Semiconductor Co. Ltd.	58,387	421,538

Avantis Emerging Markets Equity ETF
	Shares	Value
Seoyon E-Hwa Co. Ltd.	36,492	$405,373
SFA Engineering Corp.	21,698	405,908
SFA Semicon Co. Ltd.(1)	55,863	166,965
SGC Energy Co. Ltd.	3,153	66,587
Shinhan Financial Group Co. Ltd., ADR	551,266	23,401,242
Shinsegae International, Inc.	15,239	151,511
Shinsegae, Inc.	13,338	1,505,359
Shinsung E&G Co. Ltd.(1)	13,081	16,487
Shinyoung Securities Co. Ltd.	714	43,826
SillaJen, Inc.(1)	210	478
SIMMTECH Co. Ltd.	30,515	488,724
SK Biopharmaceuticals Co. Ltd.(1)	9,322	803,853
SK Bioscience Co. Ltd.(1)	5,111	212,785
SK Chemicals Co. Ltd.	9,368	349,085
SK D&D Co. Ltd.	9,999	65,671
SK Discovery Co. Ltd.	10,946	290,640
SK Eternix Co. Ltd.(1)	17,959	227,410
SK Gas Ltd.	1,437	185,277
SK Hynix, Inc.	464,677	60,892,073
SK IE Technology Co. Ltd.(1)	6,095	150,497
SK Innovation Co. Ltd.(1)	36,752	3,038,790
SK Networks Co. Ltd.	388,716	1,490,662
SK oceanplant Co. Ltd.(1)	13,874	148,983
SK Securities Co. Ltd.	281,197	109,177
SK Telecom Co. Ltd., ADR	38,700	891,261
SK, Inc.	39,442	4,235,845
SKC Co. Ltd.(1)	5,450	528,551
SL Corp.	36,371	921,512
SM Entertainment Co. Ltd.	11,279	531,433
SNT Dynamics Co. Ltd.	24,814	392,215
SNT Motiv Co. Ltd.	17,298	592,070
S-Oil Corp.	59,735	2,795,184
Songwon Industrial Co. Ltd.	5,948	49,879
Soop Co. Ltd.	21,838	1,678,982
Soulbrain Co. Ltd.	5,229	929,641
Soulbrain Holdings Co. Ltd.	16,239	674,965
SPC Samlip Co. Ltd.	1,750	68,839
SPG Co. Ltd.	22,550	446,154
STIC Investments, Inc.	2,476	15,959
Studio Dragon Corp.(1)	19,692	556,771
Sun Kwang Co. Ltd.	716	8,725
Sung Kwang Bend Co. Ltd.	20,654	245,167
Sungwoo Hitech Co. Ltd.	139,343	760,077
Taekwang Industrial Co. Ltd.	111	48,990
Taewoong Co. Ltd.(1)	12,447	132,696
Taeyoung Engineering & Construction Co. Ltd.(1)	4,045	10,492
Taihan Electric Wire Co. Ltd.(1)	12,528	115,769
TES Co. Ltd.	10,262	140,390
TK Corp.	34,054	374,158
TKG Huchems Co. Ltd.	31,262	440,014
Tokai Carbon Korea Co. Ltd.	4,217	318,233
Tongyang Life Insurance Co. Ltd.	68,460	334,936
Tongyang, Inc.	2,830	1,729
Toptec Co. Ltd.	329	1,544

Avantis Emerging Markets Equity ETF
	Shares	Value
Tway Air Co. Ltd.(1)	178,891	$393,007
TY Holdings Co. Ltd.(1)	2,617	7,500
Unid Co. Ltd.	9,626	579,841
Value Added Technology Co. Ltd.	4,998	89,901
Vieworks Co. Ltd.	968	19,129
VT Co. Ltd.(1)	46,582	1,031,750
Webzen, Inc.	7,626	107,784
Wemade Co. Ltd.(1)	1,209	30,345
Whanin Pharmaceutical Co. Ltd.	148	1,501
Winix, Inc.	1,433	7,288
WiSoL Co. Ltd.	6,266	30,641
Won Tech Co. Ltd.	16,167	71,275
Wonik Holdings Co. Ltd.(1)	5,541	11,636
WONIK IPS Co. Ltd.(1)	7,578	194,475
Wonik Materials Co. Ltd.	745	16,056
Wonik QnC Corp.	13,043	266,140
Woongjin Thinkbig Co. Ltd.(1)	101,167	137,715
Woori Financial Group, Inc.	1,007,743	12,067,287
Woori Technology Investment Co. Ltd.(1)	66,766	351,250
W-Scope Chungju Plant Co. Ltd.(1)	3,992	59,966
Wysiwyg Studios Co. Ltd.(1)	39,005	42,119
Y G-1 Co. Ltd.	6	23
YG Entertainment, Inc.	15,363	393,347
Youlchon Chemical Co. Ltd.	3,021	52,882
Young Poong Corp.	334	79,107
Youngone Corp.	37,457	1,066,416
Youngone Holdings Co. Ltd.	8,232	515,480
Yuanta Securities Korea Co. Ltd.	56,886	126,872
Yuhan Corp.	13,052	1,379,448
Zinus, Inc.	13,083	183,350
		813,493,034
Taiwan — 21.6%
Abico Avy Co. Ltd.(1)(2)	38,060	38,470
Ability Enterprise Co. Ltd.(2)	567,000	883,356
AcBel Polytech, Inc.(1)(2)	96,482	105,931
Accton Technology Corp.	65,000	1,034,986
Acer Cyber Security, Inc.	6,000	43,854
Acer, Inc.(2)	2,353,000	3,227,053
ACES Electronic Co. Ltd.(1)	39,720	65,798
Acon Holding, Inc.(1)	277,000	101,596
Acter Group Corp. Ltd.	473,414	4,132,011
ADATA Technology Co. Ltd.	51,553	152,908
Advanced International Multitech Co. Ltd.(2)	194,000	508,082
Advanced Optoelectronic Technology, Inc.(1)	23,000	20,198
Advanced Power Electronics Corp.	17,000	42,067
Advancetek Enterprise Co. Ltd.	245,000	497,603
Advantech Co. Ltd.	71,710	784,357
AGV Products Corp.	300,000	117,170
Airtac International Group	4,185	113,199
Allied Supreme Corp.	43,000	513,385
Alltek Technology Corp.	59,529	66,947
Alltop Technology Co. Ltd.(2)	35,252	259,564
Alpha Networks, Inc.	153,772	169,286
Altek Corp.(2)	634,000	760,536

Avantis Emerging Markets Equity ETF
	Shares	Value
Amazing Microelectronic Corp.	100,259	$298,971
Ambassador Hotel	53,000	101,194
Ampire Co. Ltd.(2)	63,000	68,766
AMPOC Far-East Co. Ltd.	38,000	105,005
AmTRAN Technology Co. Ltd.(1)(2)	1,874,124	1,331,516
Anderson Industrial Corp.(1)	194,000	88,432
Anji Technology Co. Ltd.	397	456
Anpec Electronics Corp.	33,000	188,202
Apacer Technology, Inc.(2)	53,000	90,506
APAQ Technology Co. Ltd.	12,000	62,185
Apex Dynamics, Inc.	28,000	479,381
Apex International Co. Ltd.(1)	82,000	153,345
Arcadyan Technology Corp.	120,061	550,621
Ardentec Corp.(2)	1,883,000	4,085,616
Argosy Research, Inc.(2)	28,545	134,687
ASE Technology Holding Co. Ltd., ADR	1,830,008	18,281,780
Asia Cement Corp.	2,343,000	3,301,454
Asia Optical Co., Inc.	146,000	559,089
Asia Polymer Corp.(2)	388,007	218,925
Asia Tech Image, Inc.	10,000	25,827
Asia Vital Components Co. Ltd.(2)	768,243	14,540,925
ASIX Electronics Corp.	11,000	39,697
ASolid Technology Co. Ltd.	21,000	41,269
ASPEED Technology, Inc.	8,400	1,295,900
ASROCK, Inc.	3,000	19,603
Asustek Computer, Inc.(2)	1,178,000	19,757,526
ATE Energy International Co. Ltd.(2)	50,609	48,975
Aten International Co. Ltd.	9,000	22,429
Audix Corp.	19,000	42,884
AUO Corp.(1)(2)	6,375,160	3,278,068
AURAS Technology Co. Ltd.(2)	36,000	693,199
AVer Information, Inc.	14,000	21,392
Avermedia Technologies(2)	458,000	695,476
Azurewave Technologies, Inc.	12,000	16,559
Bafang Yunji International Co. Ltd.(2)	53,000	250,460
Bank of Kaohsiung Co. Ltd.	465,752	174,802
Basso Industry Corp.	26,000	38,027
BenQ Materials Corp.(2)	108,000	101,072
BES Engineering Corp.(2)	5,610,000	2,345,972
Bin Chuan Enterprise Co. Ltd.(1)	23,000	19,954
B'in Live Co. Ltd.	58,300	159,847
Bioteque Corp.	12,000	51,740
Bizlink Holding, Inc.(2)	105,496	1,501,480
Bon Fame Co. Ltd.	34,000	93,054
Bonny Worldwide Ltd.(1)	33,000	230,359
Bora Pharmaceuticals Co. Ltd.(2)	7,146	166,886
Brighton-Best International Taiwan, Inc.	206,000	220,192
C Sun Manufacturing Ltd.(2)	40,976	308,395
Capital Futures Corp.	127,000	221,302
Capital Securities Corp.	864,000	588,436
Career Technology MFG. Co. Ltd.(1)(2)	601,961	446,121
Catcher Technology Co. Ltd.	1,682,000	12,423,444
Cathay Financial Holding Co. Ltd.	10,156,062	20,190,217
Cayman Engley Industrial Co. Ltd.	7,000	10,424

Avantis Emerging Markets Equity ETF
	Shares	Value
Center Laboratories, Inc.	65,169	$95,505
Central Reinsurance Co. Ltd.(2)	891,585	772,382
Century Iron & Steel Industrial Co. Ltd.(2)	399,000	2,967,364
Chailease Holding Co. Ltd.	114,217	520,201
Chain Chon Industrial Co. Ltd.	43,000	21,841
Champion Building Materials Co. Ltd.(1)	81,900	30,121
Chang Hwa Commercial Bank Ltd.	4,070,966	2,247,309
Chang Wah Electromaterials, Inc.	193,000	375,862
Chang Wah Technology Co. Ltd.	17,500	22,184
Channel Well Technology Co. Ltd.(2)	245,000	519,394
Charoen Pokphand Enterprise	119,600	370,440
CHC Healthcare Group(2)	217,000	308,451
Chen Full International Co. Ltd.	16,000	22,404
Chenbro Micom Co. Ltd.	47,000	431,239
Cheng Fwa Industrial Co. Ltd.(1)(2)	332,000	311,773
Cheng Loong Corp.(2)	478,000	387,019
Cheng Mei Materials Technology Corp.(1)	576,158	251,692
Cheng Shin Rubber Industry Co. Ltd.	2,471,000	3,839,573
Cheng Uei Precision Industry Co. Ltd.	492,000	1,103,955
Chenming Electronic Technology Corp.(2)	226,000	810,066
Chia Chang Co. Ltd.	30,000	41,006
Chia Hsin Cement Corp.	128,520	73,686
Chicony Electronics Co. Ltd.(2)	996,000	5,049,722
Chicony Power Technology Co. Ltd.	187,000	749,210
Chieftek Precision Co. Ltd.	1,100	3,594
Chien Kuo Construction Co. Ltd.	420,000	304,703
China Airlines Ltd.(2)	2,674,000	1,723,296
China Bills Finance Corp.	155,000	72,898
China Chemical & Pharmaceutical Co. Ltd.	328,000	216,855
China Container Terminal Corp.(2)	207,000	204,341
China Ecotek Corp.	32,000	62,059
China Electric Manufacturing Corp.(2)	450,000	250,714
China General Plastics Corp.	157,722	83,600
China Glaze Co. Ltd.(2)	71,000	48,216
China Man-Made Fiber Corp.(1)	583,320	149,073
China Metal Products	738,000	911,764
China Motor Corp.	405,800	1,001,344
China Petrochemical Development Corp.(1)(2)	3,221,980	980,891
China Steel Chemical Corp.	30,000	93,897
China Steel Corp.(2)	6,285,000	4,374,260
China Wire & Cable Co. Ltd.(2)	113,000	142,018
Chinese Maritime Transport Ltd.(2)	230,000	311,218
Chin-Poon Industrial Co. Ltd.	932,000	1,262,542
Chipbond Technology Corp.	602,000	1,262,009
ChipMOS Technologies, Inc.	480,000	573,766
Chlitina Holding Ltd.(2)	40,026	173,090
Chong Hong Construction Co. Ltd.(2)	174,000	626,406
Chroma ATE, Inc.(2)	1,281,000	13,080,055
Chun Yuan Steel Industry Co. Ltd.	376,000	215,337
Chung Hung Steel Corp.(2)	180,000	108,923
Chung Hwa Pulp Corp.(1)	96,000	58,232
Chung-Hsin Electric & Machinery Manufacturing Corp.	1,039,000	5,577,207
Chunghwa Chemical Synthesis & Biotech Co. Ltd.(2)	98,000	139,493
Chunghwa Precision Test Tech Co. Ltd.	22,000	340,745

Avantis Emerging Markets Equity ETF
	Shares	Value
Chunghwa Telecom Co. Ltd., ADR	182,536	$7,055,016
Cleanaway Co. Ltd.(2)	108,000	645,329
Clevo Co.(2)	82,000	151,461
CMC Magnetics Corp.(1)(2)	1,019,063	423,002
Collins Co. Ltd.	86,000	53,840
Compal Electronics, Inc.	3,730,000	3,880,627
Compeq Manufacturing Co. Ltd.(2)	1,111,000	2,851,319
Concord International Securities Co. Ltd.(2)	819,522	492,564
Concord Securities Co. Ltd.	1,863,750	822,521
Continental Holdings Corp.	521,000	565,708
Contrel Technology Co. Ltd.(2)	79,000	162,918
Coremax Corp.	53,837	106,276
Coretronic Corp.(2)	299,000	753,282
Co-Tech Development Corp.(2)	2,085,000	4,235,110
Creative Sensor, Inc.	35,000	34,652
Cryomax Cooling System Corp.(2)	139,674	221,347
CSBC Corp. Taiwan(1)	380,000	221,311
CTBC Financial Holding Co. Ltd.	18,169,000	18,560,282
CTCI Corp.	1,057,000	1,658,495
CviLux Corp.(2)	221,000	467,424
CyberPower Systems, Inc.(2)	109,000	967,572
CyberTAN Technology, Inc.(1)	61,000	66,290
DA CIN Construction Co. Ltd.	42,400	73,379
Dafeng TV Ltd.	4,000	6,600
Da-Li Development Co. Ltd.(2)	781,834	1,525,521
Darfon Electronics Corp.	176,000	292,826
Darwin Precisions Corp.(1)(2)	172,000	80,897
Daxin Materials Corp.(2)	112,000	617,482
Delta Electronics, Inc.	1,209,000	15,072,328
Depo Auto Parts Ind Co. Ltd.	234,000	1,819,141
Dimerco Express Corp.	222,925	616,863
D-Link Corp.(2)	369,600	218,551
Double Bond Chemical Industry Co. Ltd.(1)	1,134	1,572
Dr. Wu Skincare Co. Ltd.	12,000	57,486
Dynamic Holding Co. Ltd.(2)	253,147	520,739
Dynamic Medical Technologies, Inc.	33,880	102,979
Dynapack International Technology Corp.	120,000	387,785
E Ink Holdings, Inc.	17,000	162,431
E.Sun Financial Holding Co. Ltd.	5,217,348	4,599,506
Eastech Holding Ltd.(2)	156,000	733,289
Eastern Media International Corp.(1)	74,115	48,026
Eclat Textile Co. Ltd.	104,000	1,741,598
ECOVE Environment Corp.	4,000	37,067
Edimax Technology Co. Ltd.(2)	86,000	111,259
Edison Opto Corp.	81,911	67,178
Edom Technology Co. Ltd.(2)	68,200	93,680
Elan Microelectronics Corp.	675,000	3,106,003
E-LIFE MALL Corp.	4,000	10,464
Elite Advanced Laser Corp.(1)(2)	55,000	298,796
Elite Material Co. Ltd.(2)	324,000	4,729,419
Elite Semiconductor Microelectronics Technology, Inc.	59,000	147,128
Elitegroup Computer Systems Co. Ltd.(2)	198,000	163,857
eMemory Technology, Inc.	19,000	1,568,626
Emerging Display Technologies Corp.(2)	104,000	90,814

Avantis Emerging Markets Equity ETF
	Shares	Value
Ennostar, Inc.(1)	244,375	$321,474
Eson Precision Ind Co. Ltd.(1)	51,000	97,003
Eternal Materials Co. Ltd.	529,200	521,384
Eurocharm Holdings Co. Ltd.	6,000	37,826
Eva Airways Corp.(2)	4,902,000	5,422,873
Everest Textile Co. Ltd.(1)	2,322	530
Evergreen International Storage & Transport Corp.	678,000	663,583
Evergreen Marine Corp. Taiwan Ltd.(2)	1,524,676	8,967,440
EVERGREEN Steel Corp.(2)	146,000	566,191
Everlight Chemical Industrial Corp.	298,000	245,689
Everlight Electronics Co. Ltd.(2)	317,000	782,872
Evertop Wire Cable Corp.	331,000	210,354
Excelliance Mos Corp.	14,000	47,008
Excelsior Medical Co. Ltd.	87,979	243,838
Far Eastern Department Stores Ltd.	669,000	591,486
Far Eastern International Bank	3,529,441	1,562,870
Far Eastern New Century Corp.	2,755,000	3,114,057
Far EasTone Telecommunications Co. Ltd.	1,288,673	3,647,476
Faraday Technology Corp.	72,703	693,069
Farglory F T Z Investment Holding Co. Ltd.(2)	170,085	261,685
Farglory Land Development Co. Ltd.	253,000	641,841
Federal Corp.(1)	89,000	60,384
Feedback Technology Corp.	31,321	160,748
Feng Hsin Steel Co. Ltd.	101,000	261,570
Feng TAY Enterprise Co. Ltd.(2)	134,376	612,879
FineTek Co. Ltd.	46,000	248,370
Firich Enterprises Co. Ltd.(2)	63,064	66,259
First Financial Holding Co. Ltd.	4,691,872	4,001,187
First Hi-Tec Enterprise Co. Ltd.(2)	62,793	188,080
First Insurance Co. Ltd.	68,000	51,012
First Steamship Co. Ltd.(1)(2)	979,210	226,256
FIT Holding Co. Ltd.	75,000	130,219
Fitipower Integrated Technology, Inc.(2)	120,484	1,008,423
Fittech Co. Ltd.(1)	26,223	113,951
FLEXium Interconnect, Inc.(2)	1,963,000	5,322,671
Flytech Technology Co. Ltd.	82,000	220,493
FocalTech Systems Co. Ltd.(2)	53,804	136,790
Forcecon Tech Co. Ltd.(2)	39,690	214,507
Forest Water Environment Engineering Co. Ltd.(1)	70	103
Formosa Advanced Technologies Co. Ltd.	41,000	47,206
Formosa Chemicals & Fibre Corp.	787,000	1,078,321
Formosa International Hotels Corp.(2)	121,000	778,453
Formosa Laboratories, Inc.(2)	160,000	484,993
Formosa Oilseed Processing Co. Ltd.	51,450	256,663
Formosa Optical Technology Co. Ltd.	23,000	71,305
Formosa Petrochemical Corp.(2)	50,000	87,713
Formosa Plastics Corp.(2)	2,118,000	3,417,121
Formosa Sumco Technology Corp.	7,000	32,558
Formosa Taffeta Co. Ltd.(2)	284,000	189,770
Formosan Rubber Group, Inc.	78,300	65,401
Formosan Union Chemical(2)	400,650	294,052
Fortune Electric Co. Ltd.(2)	68,200	1,425,260
Foxconn Technology Co. Ltd.(2)	930,000	1,993,221
Foxsemicon Integrated Technology, Inc.(2)	87,000	956,015

Avantis Emerging Markets Equity ETF
	Shares	Value
Franbo Lines Corp.(2)	574,344	$346,750
Froch Enterprise Co. Ltd.	118,000	65,127
FSP Technology, Inc.(2)	226,000	454,089
Fu Hua Innovation Co. Ltd.(2)	400,638	471,116
Fubon Financial Holding Co. Ltd.	7,921,868	22,741,295
Fulgent Sun International Holding Co. Ltd.	225,000	849,819
Fulltech Fiber Glass Corp.(1)(2)	160,913	115,919
Fusheng Precision Co. Ltd.	120,000	1,065,526
G Shank Enterprise Co. Ltd.	187,433	631,117
Galaxy Software Services Corp.	18,663	67,183
Gamania Digital Entertainment Co. Ltd.(2)	303,000	751,159
GEM Services, Inc.	9,000	18,588
Gemtek Technology Corp.(2)	364,000	481,617
General Interface Solution Holding Ltd.(1)	169,000	325,874
General Plastic Industrial Co. Ltd.	98,000	111,699
Generalplus Technology, Inc.	27,000	47,061
Genesys Logic, Inc.	12,000	43,305
Genius Electronic Optical Co. Ltd.	71,079	1,256,395
Getac Holdings Corp.(2)	232,000	820,122
GFC Ltd.	1,000	3,189
Giant Manufacturing Co. Ltd.	508,885	3,797,239
Giantplus Technology Co. Ltd.(1)(2)	150,000	93,782
Gigabyte Technology Co. Ltd.(2)	1,563,000	12,816,296
Global Brands Manufacture Ltd.(2)	398,280	785,744
Global Lighting Technologies, Inc.	26,000	48,746
Global Mixed Mode Technology, Inc.	69,000	493,130
Global PMX Co. Ltd.(2)	67,000	261,642
Global Unichip Corp.	30,000	1,047,713
Globaltek Fabrication Co. Ltd.	195,000	583,721
Globalwafers Co. Ltd.(2)	97,000	1,470,062
Globe Union Industrial Corp.	445,000	268,532
Gloria Material Technology Corp.	344,000	515,272
GMI Technology, Inc.(1)(2)	79,767	217,617
Gold Circuit Electronics Ltd.	366,600	2,424,495
Goldsun Building Materials Co. Ltd.	1,602,674	2,745,671
Gordon Auto Body Parts(2)	337,000	326,064
Gourmet Master Co. Ltd.	126,000	326,094
Grand Fortune Securities Co. Ltd.(2)	620,600	263,593
Grand Pacific Petrochemical(1)(2)	3,319,253	1,375,517
Grand Process Technology Corp.(2)	19,000	1,168,236
Grape King Bio Ltd.	143,000	641,481
Great China Metal Industry	9,000	6,488
Great Tree Pharmacy Co. Ltd.	11,710	70,328
Great Wall Enterprise Co. Ltd.	313,220	524,554
Greatek Electronics, Inc.	199,000	373,830
GTM Holdings Corp.	22,000	24,715
Hai Kwang Enterprise Corp.(1)(2)	79,800	44,089
Hannstar Board Corp.(2)	249,927	416,481
HannStar Display Corp.(1)(2)	2,130,000	610,880
HannsTouch Holdings Co.(1)(2)	303,000	87,367
Hanpin Electron Co. Ltd.	82,000	125,126
Harmony Electronics Corp.	17,000	20,306
Harvatek Corp.	62,000	44,687
HD Renewable Energy Co. Ltd.	21,521	174,574

Avantis Emerging Markets Equity ETF
	Shares	Value
Heran Co. Ltd.	7,000	$22,762
Highlight Tech Corp.(1)	16,000	28,497
Highwealth Construction Corp.	1,485,987	2,587,202
Hi-Lai Foods Co. Ltd.	41,000	205,250
HIM International Music, Inc.	49,000	179,455
Hiroca Holdings Ltd.	47,000	48,069
Hitron Technology, Inc.(2)	519,000	507,769
Hiwin Technologies Corp.(2)	1,222,451	8,269,229
Hiyes International Co. Ltd.(2)	88,229	728,698
Ho Tung Chemical Corp.	793,000	222,063
Hocheng Corp.	321,320	181,400
Holdings-Key Electric Wire & Cable Co. Ltd.(2)	229,800	359,211
Holiday Entertainment Co. Ltd.	11,050	28,636
Holtek Semiconductor, Inc.	70,000	109,340
Holy Stone Enterprise Co. Ltd.	81,900	233,520
Hon Hai Precision Industry Co. Ltd.	10,018,000	57,831,243
Hong Ho Precision Textile Co. Ltd.	94,000	149,472
Hong Pu Real Estate Development Co. Ltd.	40,000	44,140
Hong TAI Electric Industrial(2)	358,000	408,259
Horizon Securities Co. Ltd.	722,120	262,412
Hota Industrial Manufacturing Co. Ltd.	3,000	6,328
Hotai Finance Co. Ltd.(2)	146,410	453,449
Hotai Motor Co. Ltd.	38,760	797,831
Hsin Ba Ba Corp.(2)	67,000	422,681
Hsin Kuang Steel Co. Ltd.	2,000	3,728
Hsin Yung Chien Co. Ltd.	9,900	30,723
Hsing TA Cement Co.	62,000	35,565
HTC Corp.(1)	48,000	66,899
Hu Lane Associate, Inc.(1)	117,225	580,943
Hua Nan Financial Holdings Co. Ltd.	4,648,836	3,709,312
Huaku Development Co. Ltd.(2)	127,600	593,383
Huang Hsiang Construction Corp.(2)	82,000	164,216
Hung Ching Development & Construction Co. Ltd.(2)	203,000	251,786
Hung Sheng Construction Ltd.	729,880	627,766
Huxen Corp.	2,000	3,185
Hwa Fong Rubber Industrial Co. Ltd.	148,000	90,777
Hwacom Systems, Inc.(2)	395,000	297,897
Hwang Chang General Contractor Co. Ltd.(2)	528,794	1,269,116
IBF Financial Holdings Co. Ltd.	1,742,987	859,149
Ichia Technologies, Inc.(2)	471,000	670,739
I-Chiun Precision Industry Co. Ltd.(2)	425,325	1,268,080
IEI Integration Corp.	130,000	324,292
IKKA Holdings Cayman Ltd.(1)	22,000	67,711
Infortrend Technology, Inc.(2)	92,000	90,957
Info-Tek Corp.	19,000	22,397
Innodisk Corp.(2)	57,637	529,430
Innolux Corp.	8,189,735	4,048,368
Inpaq Technology Co. Ltd.	54,611	165,695
Insyde Software Corp.	21,600	296,679
Intai Technology Corp.	18,000	67,287
Integrated Service Technology, Inc.	131,000	656,560
Interactive Digital Technologies, Inc.	3,000	7,935
International CSRC Investment Holdings Co.(1)	704,000	361,001
International Games System Co. Ltd.(2)	224,000	5,465,074

Avantis Emerging Markets Equity ETF
	Shares	Value
Inventec Corp.(2)	1,682,000	$2,405,190
Iron Force Industrial Co. Ltd.	129,000	439,835
I-Sheng Electric Wire & Cable Co. Ltd.	10,000	16,515
ITE Technology, Inc.(2)	84,000	381,612
ITEQ Corp.(2)	129,000	329,177
J&V Energy Technology Co. Ltd.	14,000	104,599
Jarllytec Co. Ltd.(2)	41,000	227,648
Jean Co. Ltd.(1)(2)	186,000	200,370
Jentech Precision Industrial Co. Ltd.	3,299	140,010
Jess-Link Products Co. Ltd.(2)	86,000	494,674
Jiin Yeeh Ding Enterprise Co. Ltd.	26,400	60,280
Jinan Acetate Chemical Co. Ltd.(2)	27,428	789,747
Johnson Health Tech Co. Ltd.	94,000	361,621
Jourdeness Group Ltd.	45,000	69,187
K Laser Technology, Inc.	38,000	27,957
Kaimei Electronic Corp.(2)	187,200	408,354
Kaori Heat Treatment Co. Ltd.	53,000	618,124
Kedge Construction Co. Ltd.	41,640	104,738
KEE TAI Properties Co. Ltd.	181,000	109,750
Kenda Rubber Industrial Co. Ltd.	180,041	177,023
Kerry TJ Logistics Co. Ltd.(2)	138,000	170,698
KGI Financial Holding Co. Ltd.	3,288,943	1,656,756
KGI Financial Holding Co. Ltd., Preference Shares	402,360	93,108
Kindom Development Co. Ltd.	791,200	1,410,344
King Polytechnic Engineering Co. Ltd.(2)	193,200	336,296
King Slide Works Co. Ltd.	3,000	119,136
King Yuan Electronics Co. Ltd.(2)	1,147,000	4,356,484
King's Town Bank Co. Ltd.(2)	1,278,000	2,145,200
Kinik Co.	64,000	678,097
Kinpo Electronics	361,000	269,273
Kinsus Interconnect Technology Corp.(2)	246,000	911,432
KMC Kuei Meng International, Inc.	14,000	67,991
KNH Enterprise Co. Ltd.(2)	99,000	64,004
KS Terminals, Inc.	193,000	539,969
Kung Long Batteries Industrial Co. Ltd.	48,000	216,688
Kung Sing Engineering Corp.(1)(2)	1,015,400	352,618
Kuo Toong International Co. Ltd.(2)	1,326,000	2,770,562
Kuo Yang Construction Co. Ltd.	108,727	91,964
Kura Sushi Asia Co. Ltd.	21,000	67,244
Kwong Lung Enterprise Co. Ltd.(2)	77,000	140,920
L&K Engineering Co. Ltd.(2)	446,682	3,449,718
La Kaffa International Co. Ltd.	7,000	23,594
Lanner Electronics, Inc.	157,940	472,508
Largan Precision Co. Ltd.	37,000	3,608,285
Lealea Enterprise Co. Ltd.(1)	529,040	156,744
Lelon Electronics Corp.(2)	56,138	141,409
Lemtech Holdings Co. Ltd.	107,000	359,734
Leofoo Development Co. Ltd.(1)	224,000	127,452
Li Cheng Enterprise Co. Ltd.(1)	1,071	464
Li Peng Enterprise Co. Ltd.(1)	700,000	195,971
Lian HWA Food Corp.	57,362	197,246
Lida Holdings Ltd.	24,000	19,791
Lien Hwa Industrial Holdings Corp.	9,288	18,286
Life Travel & Tourist Service Co. Ltd.	26,000	77,595

Avantis Emerging Markets Equity ETF
	Shares	Value
Lingsen Precision Industries Ltd.(1)(2)	239,000	$153,865
Lion Travel Service Co. Ltd.	175,098	749,562
Lite-On Technology Corp.(2)	2,041,000	6,847,501
Liton Technology Corp.	1,000	1,250
Long Bon International Co. Ltd.(1)(2)	262,800	185,451
Longchen Paper & Packaging Co. Ltd.(1)	540,889	236,745
Longwell Co.(2)	384,000	1,049,698
Lotes Co. Ltd.	20,776	996,003
Lucky Cement Corp.(2)	155,000	73,668
Lumax International Corp. Ltd.	54,000	205,637
Lung Yen Life Service Corp.(1)	145,000	226,861
Lungteh Shipbuilding Co. Ltd.(2)	46,200	202,425
Macauto Industrial Co. Ltd.	25,000	51,726
Macroblock, Inc.	27,000	71,289
Macronix International Co. Ltd.(2)	1,941,000	1,681,821
MacroWell OMG Digital Entertainment Co. Ltd.	13,000	38,281
Makalot Industrial Co. Ltd.(2)	405,825	4,887,755
Materials Analysis Technology, Inc.(2)	65,212	583,983
Mayer Steel Pipe Corp.(2)	241,200	215,969
Mechema Chemicals International Corp.	40,000	97,965
MedFirst Healthcare Services, Inc.	12,059	27,092
MediaTek, Inc.	1,838,000	71,345,362
Mega Financial Holding Co. Ltd.	3,801,227	4,636,662
Mercuries & Associates Holding Ltd.(1)	436,184	278,271
Mercuries Life Insurance Co. Ltd.(1)	2,951,966	737,400
Merry Electronics Co. Ltd.	362,000	1,545,455
Microbio Co. Ltd.(1)	8,309	11,316
Micro-Star International Co. Ltd.(2)	1,730,000	9,940,976
MIN AIK Technology Co. Ltd.(1)	35,000	30,063
Mitac Holdings Corp.	1,018,560	1,435,238
momo.com, Inc.(2)	10,395	126,946
MOSA Industrial Corp.(1)(2)	291,938	241,407
Mosel Vitelic, Inc.(1)	79,000	79,177
Motech Industries, Inc.	2,451	2,061
MPI Corp.	213,000	5,123,723
MSSCORPS Co. Ltd.	31,324	135,774
My Humble House Hospitality Management Consulting(1)(2)	183,000	329,138
Nak Sealing Technologies Corp.(2)	37,000	131,349
Namchow Holdings Co. Ltd.	247,000	428,279
Nan Kang Rubber Tire Co. Ltd.(1)	1,000	1,690
Nan Liu Enterprise Co. Ltd.	6,000	13,206
Nan Pao Resins Chemical Co. Ltd.(2)	71,000	656,947
Nan Ya Plastics Corp.(2)	2,092,000	2,966,276
Nan Ya Printed Circuit Board Corp.	205,000	945,062
Nang Kuang Pharmaceutical Co. Ltd.(2)	67,000	97,228
Nantex Industry Co. Ltd.	190,000	233,147
Nanya Technology Corp.(1)(2)	1,615,000	2,663,001
National Aerospace Fasteners Corp.	45,000	139,720
Nexcom International Co. Ltd.	57,000	100,183
Nichidenbo Corp.	85,000	166,491
Nidec Chaun-Choung Technology Corp.(2)	7,000	55,861
Nien Made Enterprise Co. Ltd.	168,000	2,458,692
Niko Semiconductor Co. Ltd.(2)	38,350	60,133
Nishoku Technology, Inc.	11,000	45,816

Avantis Emerging Markets Equity ETF
	Shares	Value
Nova Technology Corp.	11,000	$52,607
Novatek Microelectronics Corp.(2)	525,000	8,867,284
Nuvoton Technology Corp.(2)	345,428	966,566
O-Bank Co. Ltd.	1,297,430	417,665
Ocean Plastics Co. Ltd.	30,000	36,931
Orient Semiconductor Electronics Ltd.(2)	2,100,000	2,775,191
Oriental Union Chemical Corp.	218,000	122,733
O-TA Precision Industry Co. Ltd.	96,000	269,975
Pacific Construction Co.	125,000	45,539
Pacific Hospital Supply Co. Ltd.	11,099	30,308
Pan German Universal Motors Ltd.	14,000	131,157
Pan Jit International, Inc.(2)	325,000	566,485
Pan-International Industrial Corp.(2)	318,000	349,003
Parade Technologies Ltd.	2,000	50,425
P-Duke Technology Co. Ltd.	46,105	129,526
Pegatron Corp.	2,511,000	8,063,197
Pegavision Corp.	46,685	636,858
Pharmally International Holding Co. Ltd.(1)	1,282	—
Phihong Technology Co. Ltd.(1)	74,499	93,422
Phison Electronics Corp.	123,000	2,054,899
Phoenix Silicon International Corp.(2)	205,364	839,752
Phoenix Tours International, Inc.	64,400	120,732
Pixart Imaging, Inc.	51,000	331,141
Podak Co. Ltd.	56,700	99,495
Pou Chen Corp.	3,370,000	3,664,004
Power Wind Health Industry, Inc.	4,252	18,167
Powerchip Semiconductor Manufacturing Corp.(1)	1,473,000	995,894
Powertech Technology, Inc.	1,464,000	6,674,081
Poya International Co. Ltd.	31,930	501,893
President Chain Store Corp.	902,000	7,929,816
President Securities Corp.	1,057,929	875,809
Primax Electronics Ltd.(2)	625,000	1,756,074
Prince Housing & Development Corp.	734,000	261,798
Promate Electronic Co. Ltd.	22,000	63,371
Prosperity Dielectrics Co. Ltd.	1,000	1,525
Qisda Corp.	260,000	292,049
QST International Corp.	52,886	122,055
Quang Viet Enterprise Co. Ltd.	6,000	20,262
Quanta Computer, Inc.(2)	2,016,000	16,936,348
Quanta Storage, Inc.(2)	723,000	2,255,284
Quintain Steel Co. Ltd.(1)	191,948	77,162
Radiant Opto-Electronics Corp.	1,939,000	11,976,872
Radium Life Tech Co. Ltd.(1)	1,049,564	352,929
Realtek Semiconductor Corp.	441,000	7,385,916
Rechi Precision Co. Ltd.	981,000	774,631
Rexon Industrial Corp. Ltd.	295,000	353,015
Rich Development Co. Ltd.(1)(2)	1,775,000	670,122
Richmond International Travel & Tours Co. Ltd.(2)	48,000	173,465
Ritek Corp.(1)	64,281	33,718
Rodex Fasteners Corp.	64,000	84,080
Roo Hsing Co. Ltd.(1)	170,000	17,979
Ruentex Development Co. Ltd.(2)	1,777,260	2,735,212
Ruentex Engineering & Construction Co.	35,606	171,324
Ruentex Industries Ltd.(2)	793,306	2,016,746

Avantis Emerging Markets Equity ETF
	Shares	Value
Run Long Construction Co. Ltd.(2)	222,000	$909,059
Sampo Corp.	50,000	44,488
San Fang Chemical Industry Co. Ltd.	250,000	263,848
San Far Property Ltd.(1)	67,000	80,430
San Fu Chemical Co. Ltd.	26,000	106,833
San Shing Fastech Corp.	17,000	30,334
Sanyang Motor Co. Ltd.(2)	521,000	1,243,407
Savior Lifetec Corp.(2)	149,000	108,008
Scientech Corp.(2)	37,000	500,759
ScinoPharm Taiwan Ltd.	2,000	1,609
SDI Corp.	15,000	64,522
Senao International Co. Ltd.	1,000	1,127
Senao Networks, Inc.	44,000	221,389
Sensortek Technology Corp.	9,000	78,317
Sesoda Corp.(2)	264,997	322,257
Shanghai Commercial & Savings Bank Ltd.	2,421,565	3,049,545
Sharehope Medicine Co. Ltd.	132,132	127,957
Sheng Yu Steel Co. Ltd.	51,000	41,135
ShenMao Technology, Inc.	192,000	403,571
Shieh Yih Machinery Industry Co. Ltd.(2)	170,000	225,887
Shih Her Technologies, Inc.	24,000	80,633
Shih Wei Navigation Co. Ltd.(1)(2)	296,706	169,708
Shin Foong Specialty & Applied Materials Co. Ltd.(1)	31,000	60,732
Shin Kong Financial Holding Co. Ltd.(1)(2)	9,279,963	3,737,488
Shin Zu Shing Co. Ltd.(2)	502,536	3,559,139
Shining Building Business Co. Ltd.(1)(2)	408,000	132,680
Shinkong Insurance Co. Ltd.	200,000	595,269
Shinkong Synthetic Fibers Corp.(2)	1,442,000	731,675
Shiny Chemical Industrial Co. Ltd.	57,582	297,424
ShunSin Technology Holding Ltd.(2)	12,000	93,085
Shuttle, Inc.	124,000	86,733
Sigurd Microelectronics Corp.	617,063	1,508,935
Silergy Corp.	12,000	177,247
Silicon Integrated Systems Corp.	233,612	506,784
Simplo Technology Co. Ltd.	180,000	2,092,874
Sinbon Electronics Co. Ltd.	4,000	37,189
Sincere Navigation Corp.(2)	869,060	757,979
Singatron Enterprise Co. Ltd.(2)	48,000	50,512
Sinher Technology, Inc.	15,000	15,946
Sinmag Equipment Corp.(2)	59,000	285,635
Sino-American Silicon Products, Inc.(2)	1,925,000	11,998,965
Sinon Corp.	856,000	1,186,013
SinoPac Financial Holdings Co. Ltd.	11,513,609	8,655,018
Sinyi Realty, Inc.	34,000	35,035
Sitronix Technology Corp.	201,000	1,474,226
Siward Crystal Technology Co. Ltd.(2)	221,000	202,227
Soft-World International Corp.	160,000	655,963
Solar Applied Materials Technology Corp.(2)	264,670	547,653
Solomon Technology Corp.(2)	163,000	808,876
Solteam, Inc.	54,863	108,194
Sonix Technology Co. Ltd.	66,000	95,320
Speed Tech Corp.	1,000	1,566
Sporton International, Inc.(2)	102,000	717,612
Sports Gear Co. Ltd.	77,000	208,217

Avantis Emerging Markets Equity ETF
	Shares	Value
St. Shine Optical Co. Ltd.	44,000	$243,937
Standard Chemical & Pharmaceutical Co. Ltd.	16,000	33,221
Standard Foods Corp.	121,000	147,989
Stark Technology, Inc.	35,000	131,548
Sumeeko Industries Co. Ltd.(1)(2)	47,000	162,776
Sunjuice Holdings Co. Ltd.	3,000	15,017
Sunny Friend Environmental Technology Co. Ltd.	11,244	33,156
Sunonwealth Electric Machine Industry Co. Ltd.(2)	330,000	995,548
Sunplus Technology Co. Ltd.(1)	25,000	24,611
Sunrex Technology Corp.	74,000	138,048
Sunty Development Co. Ltd.	100,000	74,624
Supreme Electronics Co. Ltd.(2)	780,353	1,832,837
Swancor Holding Co. Ltd.(2)	92,000	324,596
Sweeten Real Estate Development Co. Ltd.	4,853	5,859
Symtek Automation Asia Co. Ltd.(2)	147,223	573,919
Syncmold Enterprise Corp.	32,000	111,689
Synnex Technology International Corp.	481,000	1,082,922
Syscom Computer Engineering Co.(2)	89,000	157,123
Systex Corp.	17,000	64,374
T3EX Global Holdings Corp.(2)	194,213	544,117
TA Chen Stainless Pipe(2)	2,284,620	2,607,124
Ta Ya Electric Wire & Cable(2)	135,014	223,309
TAI Roun Products Co. Ltd.	23,000	12,025
TA-I Technology Co. Ltd.	31,750	51,447
Tai Tung Communication Co. Ltd.(1)(2)	46,174	39,508
Taichung Commercial Bank Co. Ltd.	4,578,738	2,584,530
TaiDoc Technology Corp.	85,000	442,925
Taiflex Scientific Co. Ltd.(2)	23,011	49,406
Taimide Tech, Inc.(2)	55,000	101,635
Tainan Enterprises Co. Ltd.	149,000	173,444
Tainan Spinning Co. Ltd.	189,000	97,436
Tai-Saw Technology Co. Ltd.	75,000	63,574
Taishin Financial Holding Co. Ltd.(2)	10,501,797	6,073,085
TaiSol Electronics Co. Ltd.	13,000	30,188
Taisun Enterprise Co. Ltd.(1)	107,000	69,952
Taita Chemical Co. Ltd.(2)	112,850	64,221
TAI-TECH Advanced Electronics Co. Ltd.	15,000	65,599
Taiwan Business Bank	11,732,257	5,796,044
Taiwan Cogeneration Corp.	57,780	80,429
Taiwan Cooperative Financial Holding Co. Ltd.	3,630,444	2,940,829
Taiwan Fertilizer Co. Ltd.(2)	489,000	915,328
Taiwan Fire & Marine Insurance Co. Ltd.	66,000	61,361
Taiwan FU Hsing Industrial Co. Ltd.	189,000	322,931
Taiwan Glass Industry Corp.(1)(2)	1,035,000	534,938
Taiwan High Speed Rail Corp.	513,000	479,238
Taiwan Hon Chuan Enterprise Co. Ltd.	879,000	4,422,843
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	160,000	202,462
Taiwan IC Packaging Corp.	32,000	19,343
Taiwan Kong King Co. Ltd.	43,000	38,020
Taiwan Line Tek Electronic(2)	196,420	204,898
Taiwan Mask Corp.(1)	52,000	105,344
Taiwan Mobile Co. Ltd.	1,166,000	4,086,725
Taiwan Navigation Co. Ltd.	535,000	537,659
Taiwan Paiho Ltd.	651,000	1,251,525

Avantis Emerging Markets Equity ETF
	Shares	Value
Taiwan PCB Techvest Co. Ltd.	238,000	$279,327
Taiwan Sakura Corp.	192,000	539,623
Taiwan Secom Co. Ltd.	88,000	405,691
Taiwan Semiconductor Co. Ltd.	76,000	156,557
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,095,000	359,711,500
Taiwan Shin Kong Security Co. Ltd.	7,070	9,259
Taiwan Steel Union Co. Ltd.	22,000	74,225
Taiwan Styrene Monomer	72,000	29,511
Taiwan Surface Mounting Technology Corp.(2)	998,000	3,655,097
Taiwan Takisawa Technology Co. Ltd.	33,000	76,020
Taiwan TEA Corp.(1)(2)	304,000	201,800
Taiwan Union Technology Corp.	485,000	2,661,847
Taiyen Biotech Co. Ltd.	24,000	26,570
Tatung Co. Ltd.(1)(2)	1,743,000	2,503,045
Tatung System Technologies, Inc.	21,000	52,237
TCC Group Holdings Co. Ltd.	1,302,853	1,342,121
TCI Co. Ltd.	30,000	135,275
Te Chang Construction Co. Ltd.(2)	149,000	283,896
Team Group, Inc.	18,000	69,619
Teco Electric & Machinery Co. Ltd.(2)	2,105,000	3,229,754
Tera Autotech Corp.(2)	114,000	96,507
Test Research, Inc.	60,000	299,715
Test Rite International Co. Ltd.	33,000	21,621
Thermaltake Technology Co. Ltd.	97	120
Thinking Electronic Industrial Co. Ltd.	68,000	366,175
Thye Ming Industrial Co. Ltd.	353,400	869,904
Ton Yi Industrial Corp.	737,000	382,457
Tong Hsing Electronic Industries Ltd.	103,381	459,901
Tong Yang Industry Co. Ltd.(2)	872,000	2,613,373
Tong-Tai Machine & Tool Co. Ltd.(2)	853,000	1,047,248
Top Bright Holding Co. Ltd.	6,400	23,740
Top Union Electronics Corp.	75,192	74,913
Topco Scientific Co. Ltd.	126,553	1,119,703
Topkey Corp.(2)	160,000	1,130,098
Topoint Technology Co. Ltd.	51,000	60,418
TPK Holding Co. Ltd.(1)(2)	523,000	740,887
Trade-Van Information Services Co.	2,000	4,689
Transcend Information, Inc.	59,000	190,886
Tripod Technology Corp.	1,053,000	6,814,102
Trusval Technology Co. Ltd.	86,993	620,650
Tsang Yow Industrial Co. Ltd.(2)	169,000	151,817
Tsann Kuen Enterprise Co. Ltd.(2)	102,589	106,302
TSC Auto ID Technology Co. Ltd.	8,798	60,374
TSRC Corp.	506,000	369,821
TST Group Holding Ltd.	11,000	33,249
Ttet Union Corp.	6,000	27,655
TTFB Co. Ltd.	25,300	161,300
TTY Biopharm Co. Ltd.	74,000	173,794
Tung Ho Steel Enterprise Corp.(2)	886,760	2,166,386
Tung Thih Electronic Co. Ltd.	61,600	167,572
TXC Corp.	1,663,000	5,997,758
TYC Brother Industrial Co. Ltd.(2)	899,000	1,892,401
Tycoons Group Enterprise	46,384	14,498
UDE Corp.	31,000	88,615

Avantis Emerging Markets Equity ETF
	Shares	Value
Ultra Chip, Inc.	20,000	$50,265
U-Ming Marine Transport Corp.	863,000	1,478,339
Uni Travel Services Co. Ltd.	30	105
Unic Technology Corp.(2)	435,000	490,450
Unimicron Technology Corp.	2,118,000	10,868,826
Union Bank of Taiwan	1,527,157	737,408
Union Insurance Co. Ltd.(1)(2)	155,000	166,654
Uni-President Enterprises Corp.	4,135,000	10,654,811
Unitech Computer Co. Ltd.	46,000	51,998
Unitech Printed Circuit Board Corp.(2)	781,000	940,779
United Integrated Services Co. Ltd.	588,000	6,349,972
United Microelectronics Corp.(2)	11,923,000	20,720,541
United Renewable Energy Co. Ltd.(1)	31,085	11,715
Univacco Technology, Inc.	120,000	223,565
Universal Cement Corp.	729,207	704,581
Universal Vision Biotechnology Co. Ltd.	15,582	112,669
UPC Technology Corp.	395,000	147,670
Userjoy Technology Co. Ltd.(2)	56,222	141,416
USI Corp.	314,000	147,142
Utechzone Co. Ltd.	60,000	248,642
Vanguard International Semiconductor Corp.(2)	1,901,000	7,316,686
Ventec International Group Co. Ltd.	30,000	67,968
VIA Labs, Inc.	2,000	11,074
Viking Tech Corp.	69,000	113,453
Visco Vision, Inc.(2)	33,000	233,637
Visual Photonics Epitaxy Co. Ltd.	67,000	298,294
Voltronic Power Technology Corp.	37,100	2,312,575
Wafer Works Corp.	148,000	162,922
Wah Hong Industrial Corp.	19,000	20,681
Wah Lee Industrial Corp.	37,740	160,346
Walsin Lihwa Corp.(2)	2,048,553	2,254,379
Walsin Technology Corp.(2)	272,000	943,637
Walton Advanced Engineering, Inc.	88,000	49,943
Wan Hai Lines Ltd.(2)	908,640	2,357,417
We & Win Development Co. Ltd.(1)	291,000	206,566
WEI Chih Steel Industrial Co. Ltd.(2)	76,000	56,747
Wei Chuan Foods Corp.	82,000	47,276
Weikeng Industrial Co. Ltd.(2)	469,000	508,893
Well Shin Technology Co. Ltd.	91,000	201,975
Wholetech System Hitech Ltd.	33,000	114,169
Win Semiconductors Corp.(1)	114,000	488,711
Winbond Electronics Corp.(2)	2,594,324	1,951,656
Winstek Semiconductor Co. Ltd.(2)	93,000	321,196
WinWay Technology Co. Ltd.	10,000	368,932
Wisdom Marine Lines Co. Ltd.	643,378	1,352,503
Wistron Corp.(2)	2,807,000	8,941,621
Wistron NeWeb Corp.(2)	405,038	1,550,069
WITS Corp.(2)	86,345	313,812
Wiwynn Corp.	66,000	3,937,846
Wonderful Hi-Tech Co. Ltd.(2)	318,000	394,501
Wowprime Corp.(2)	140,737	981,521
WPG Holdings Ltd.	879,000	2,235,370
WT Microelectronics Co. Ltd.(2)	357,085	1,321,213
WW Holding, Inc.(1)	32,000	118,078

Avantis Emerging Markets Equity ETF
	Shares	Value
XinTec, Inc.	39,000	$324,384
Xxentria Technology Materials Corp.	156,524	308,457
Yageo Corp.	175,428	3,611,064
Yang Ming Marine Transport Corp.	1,627,000	3,283,868
Yankey Engineering Co. Ltd.	54,766	583,583
YC INOX Co. Ltd.(1)	248,486	184,484
YCC Parts Manufacturing Co. Ltd.(2)	79,000	145,666
Yea Shin International Development Co. Ltd.	44,297	55,834
Yem Chio Co. Ltd.	346,579	227,132
Yen Sun Technology Corp.(2)	170,000	258,373
Yeong Guan Energy Technology Group Co. Ltd.(1)(2)	70,000	92,665
YFY, Inc.	1,541,000	1,492,468
Yieh Hsing Enterprise Co. Ltd.(1)	41,000	13,402
Yieh Phui Enterprise Co. Ltd.	462,264	218,873
Young Fast Optoelectronics Co. Ltd.	39,000	75,998
Youngtek Electronics Corp.	50,000	112,266
Yuanta Financial Holding Co. Ltd.	10,879,836	10,859,067
Yuanta Futures Co. Ltd.	78,000	204,796
Yuen Foong Yu Consumer Products Co. Ltd.	70,000	106,606
Yulon Finance Corp.(2)	286,990	1,290,651
Yulon Motor Co. Ltd.(2)	1,476,099	2,520,254
Yungshin Construction & Development Co. Ltd.	72,000	623,674
YungShin Global Holding Corp.	133,000	239,458
Zeng Hsing Industrial Co. Ltd.	16,115	54,947
Zenitron Corp.	50,000	49,949
Zero One Technology Co. Ltd.	171,526	496,477
Zhen Ding Technology Holding Ltd.(2)	1,578,000	6,684,200
Zhong Yang Technology Co. Ltd.(1)	75,000	116,816
Zinwell Corp.(1)	75,000	42,442
Zippy Technology Corp.	137,000	288,032
Zyxel Group Corp.(2)	821,043	978,037
		1,358,418,185
Thailand — 1.9%
AAPICO Hitech PCL, NVDR	269,200	153,420
Absolute Clean Energy PCL, NVDR(1)	830,900	34,357
Advanced Info Service PCL, NVDR	533,600	3,891,930
Advanced Information Technology PCL, NVDR	307,700	36,609
AEON Thana Sinsap Thailand PCL, NVDR	61,800	233,554
Airports of Thailand PCL, NVDR	1,447,500	2,552,410
Amata Corp. PCL, NVDR	436,200	281,964
AP Thailand PCL, NVDR	4,466,800	1,114,812
Asia Aviation PCL, NVDR(1)	50,344	3,570
Asia Plus Group Holdings PCL, NVDR	561,700	38,487
Asian Sea Corp. PCL, NVDR	207,750	58,519
Asset World Corp. PCL, NVDR	1,689,200	165,081
B Grimm Power PCL, NVDR	385,700	229,690
Bangchak Corp. PCL, NVDR	3,132,500	3,453,295
Bangkok Airways PCL, NVDR	35,500	23,400
Bangkok Bank PCL, NVDR	74,200	308,861
Bangkok Chain Hospital PCL, NVDR	4,686,500	2,132,680
Bangkok Dusit Medical Services PCL, NVDR	5,335,700	4,365,166
Bangkok Expressway & Metro PCL, NVDR	4,714,900	1,066,521
Bangkok Land PCL, NVDR	2,403,600	44,044
Bangkok Life Assurance PCL, NVDR	3,013,300	1,558,959

Avantis Emerging Markets Equity ETF
	Shares	Value
Banpu PCL, NVDR	9,605,566	$1,545,095
Banpu Power PCL, NVDR	119,900	43,544
BCPG PCL, NVDR	686,100	123,736
BEC World PCL, NVDR	687,000	79,583
Berli Jucker PCL, NVDR	252,500	167,623
BG Container Glass PCL, NVDR	56,100	10,361
BTS Group Holdings PCL, NVDR(1)	2,493,400	312,206
Bumrungrad Hospital PCL, NVDR	491,800	3,551,403
Cal-Comp Electronics Thailand PCL, NVDR	4,331,674	496,032
Carabao Group PCL, NVDR	10,500	21,298
Central Pattana PCL, NVDR	1,426,600	2,501,962
Central Plaza Hotel PCL, NVDR	200,500	207,118
Central Retail Corp. PCL, NVDR	706,366	613,783
CH Karnchang PCL, NVDR	471,600	264,212
Charoen Pokphand Foods PCL, NVDR	3,252,600	2,357,030
Chularat Hospital PCL, NVDR	18,958,600	1,431,981
CK Power PCL, NVDR	593,200	63,356
Com7 PCL, NVDR	815,000	589,903
Country Group Development PCL, NVDR(1)	979,000	9,494
Country Group Holdings PCL, NVDR(1)	391,100	8,097
CP ALL PCL, NVDR	1,580,400	2,817,318
CP Axtra PCL, NVDR	20,337	18,596
Delta Electronics Thailand PCL, NVDR	1,452,900	4,571,472
Dhipaya Group Holdings PCL, NVDR	41,000	32,176
Diamond Building Products PCL, NVDR	51,200	12,327
Ditto Thailand PCL, NVDR	13,600	7,345
Dohome PCL, NVDR	323,359	103,115
Dynasty Ceramic PCL, NVDR	1,977,800	117,108
Eastern Polymer Group PCL, NVDR	226,400	26,363
Ekachai Medical Care PCL, NVDR	207,574	41,683
Electricity Generating PCL, NVDR	716,400	2,261,048
Energy Absolute PCL, NVDR	1,101,400	214,027
Erawan Group PCL, NVDR	6,158,340	695,779
Forth Corp. PCL, NVDR	56,900	19,480
G J Steel PCL, NVDR(1)	6,403,900	35,829
GFPT PCL, NVDR	287,200	106,172
Global Power Synergy PCL, NVDR	115,800	137,378
Gulf Energy Development PCL, NVDR	1,087,820	1,627,333
Gunkul Engineering PCL, NVDR	2,557,400	183,847
Haad Thip PCL, NVDR	27,800	13,062
Hana Microelectronics PCL, NVDR	353,800	408,104
Home Product Center PCL, NVDR	7,050,300	1,880,362
Ichitan Group PCL, NVDR	622,600	279,370
Indorama Ventures PCL, NVDR	1,413,300	713,213
Intouch Holdings PCL, NVDR	247,300	602,260
IRPC PCL, NVDR	5,862,900	247,573
Italian-Thai Development PCL, NVDR(1)	2,149,900	38,779
Jasmine International PCL, NVDR	3,004,949	229,566
JMT Network Services PCL, NVDR	6,968	3,257
Kasikornbank PCL, NVDR	694,100	2,932,321
KCE Electronics PCL, NVDR	1,994,500	2,244,023
KGI Securities Thailand PCL, NVDR	805,200	99,446
Khon Kaen Sugar Industry PCL, NVDR	380,000	24,000
Kiatnakin Phatra Bank PCL, NVDR	99,300	134,909

Avantis Emerging Markets Equity ETF
	Shares	Value
Krung Thai Bank PCL, NVDR	4,404,100	$2,377,269
Krungthai Card PCL, NVDR	875,000	1,076,797
Land & Houses PCL, NVDR	9,431,200	1,571,034
Lanna Resources PCL, NVDR	86,300	44,046
LPN Development PCL, NVDR	441,700	38,885
Major Cineplex Group PCL, NVDR	187,100	78,954
MBK PCL, NVDR	568,700	290,457
MC Group PCL, NVDR	181,500	60,568
MCS Steel PCL, NVDR	184,800	39,864
Mega Lifesciences PCL, NVDR	389,300	435,029
Minor International PCL, NVDR	3,378,300	2,689,642
MK Restaurants Group PCL, NVDR	9,300	7,355
Muangthai Capital PCL, NVDR	1,213,500	1,561,989
Namyong Terminal PCL, NVDR	30,600	2,732
Ngern Tid Lor PCL, NVDR	278,800	135,491
Noble Development PCL, Class C, NVDR	205,200	19,307
Nusasiri PCL, NVDR(1)	2,022,600	16,726
Origin Property PCL, NVDR	94,600	11,340
Osotspa PCL, NVDR	389,400	257,522
Plan B Media PCL, NVDR	9,703,800	2,348,599
Polyplex Thailand PCL, NVDR	118,600	48,625
POSCO-Thainox PCL, NVDR(1)	576,900	8,691
Praram 9 Hospital PCL, NVDR	182,600	101,425
Precious Shipping PCL, NVDR	651,100	163,625
Premier Marketing PCL, NVDR	72,700	17,074
Prima Marine PCL, NVDR	866,200	211,173
Pruksa Holding PCL, NVDR	89,200	23,711
PTG Energy PCL, NVDR	2,577,800	643,508
PTT Exploration & Production PCL, NVDR	1,314,500	5,497,820
PTT Global Chemical PCL, NVDR	2,277,200	1,677,828
PTT Oil & Retail Business PCL, NVDR	3,308,400	1,512,818
PTT PCL, NVDR	6,941,600	6,863,605
Quality Houses PCL, NVDR	40,364,600	2,148,837
R&B Food Supply PCL, NVDR	29,500	5,010
Rabbit Holdings PCL, NVDR(1)	3,088,800	53,858
Rajthanee Hospital PCL, NVDR	65,600	44,529
Ratch Group PCL, NVDR	797,350	717,195
Ratchthani Leasing PCL, NVDR	1,553,750	89,658
Regional Container Lines PCL, NVDR	3,790,700	2,628,775
Roctec Global PCL, NVDR	1,993,300	57,085
Rojana Industrial Park PCL, NVDR	239,200	42,129
RS PCL, NVDR	208,010	71,273
S Hotels & Resorts PCL, NVDR	1,097,200	65,578
S Kijchai Enterprise PCL, R Shares, NVDR	189,900	32,111
Sabina PCL, NVDR	189,300	120,954
Samart Corp. PCL, NVDR(1)	72,200	13,488
Sansiri PCL, NVDR	47,696,100	2,411,664
Sappe PCL, NVDR	3,200	6,649
SC Asset Corp. PCL, NVDR	869,800	65,768
SCB X PCL, NVDR	169,600	535,959
Sermsang Power Corp. Co. Ltd., NVDR	416,975	75,101
Siam Cement PCL, NVDR	486,000	3,300,193
Siam City Cement PCL, NVDR	19,500	91,532
Siam Global House PCL, NVDR	1,712,357	745,335

Avantis Emerging Markets Equity ETF
	Shares	Value
Siamgas & Petrochemicals PCL, NVDR	124,500	$25,393
Sikarin PCL, NVDR	21,100	5,856
Singer Thailand PCL, NVDR(1)	304,200	81,882
Singha Estate PCL, NVDR	1,000,000	22,449
Sino-Thai Engineering & Construction PCL, NVDR	1,353,900	346,854
SISB PCL, NVDR	89,700	79,613
Somboon Advance Technology PCL, NVDR	159,800	57,128
SPCG PCL, NVDR	87,000	21,726
Sri Trang Agro-Industry PCL, NVDR	940,600	618,700
Srisawad Capital 1969 PCL, NVDR	233,070	15,556
Srisawad Corp. PCL, NVDR	2,259,640	2,529,663
Srivichai Vejvivat PCL, NVDR	93,400	26,637
Star Petroleum Refining PCL, NVDR	459,000	96,306
STP & I PCL, NVDR(1)	367,800	35,332
Supalai PCL, NVDR	915,500	475,972
Super Energy Corp. PCL, NVDR(1)	6,494,800	47,933
Susco PCL, NVDR	694,300	69,244
Taokaenoi Food & Marketing PCL, Class R, NVDR	609,400	164,579
Tata Steel Thailand PCL, NVDR(1)	498,600	8,696
Thai Airways International PCL, NVDR(1)	20,500	6
Thai Oil PCL, NVDR	1,784,200	2,795,141
Thai Union Group PCL, NVDR	6,032,800	2,794,193
Thai Vegetable Oil PCL, NVDR	227,700	154,191
Thaicom PCL, NVDR	978,300	355,172
Thaifoods Group PCL, NVDR	365,800	50,152
Thanachart Capital PCL, NVDR	118,400	176,429
Thonburi Healthcare Group PCL, NVDR	1,162,000	1,029,754
Thoresen Thai Agencies PCL, NVDR	845,900	143,369
Tipco Asphalt PCL, NVDR	489,900	243,303
Tisco Financial Group PCL, NVDR	222,300	627,448
TKS Technologies PCL, NVDR	43,200	9,372
TMBThanachart Bank PCL, NVDR	22,103,300	1,207,193
TOA Paint Thailand PCL, NVDR	180,400	95,872
TPI Polene PCL, NVDR	1,342,100	47,569
TPI Polene Power PCL, NVDR	537,300	47,300
TQM Alpha PCL, NVDR	77,700	63,715
Triple i Logistics PCL, NVDR	331,586	63,673
True Corp. PCL, NVDR(1)	12,673,364	3,859,443
TTW PCL, NVDR	244,900	66,570
Unique Engineering & Construction PCL, NVDR	129,200	10,233
United Paper PCL, NVDR	45,600	14,402
Univentures PCL, NVDR	191,000	9,034
Vanachai Group PCL, NVDR	117,200	12,684
VGI PCL, NVDR(1)	194,070	13,959
WHA Corp. PCL, NVDR	3,409,900	533,576
Workpoint Entertainment PCL, NVDR	45,500	13,052
Xspring Capital PCL, NVDR(1)	3,816,100	101,242
		121,447,543
Turkey — 1.1%
AG Anadolu Grubu Holding AS	7,413	71,646
Akbank TAS	2,783,634	4,765,175
Aksa Akrilik Kimya Sanayii AS	523,536	136,934
Aksa Enerji Uretim AS	67,604	74,740
Alarko Holding AS	65,005	183,498

Avantis Emerging Markets Equity ETF
	Shares	Value
Albaraka Turk Katilim Bankasi AS(1)	2,660,079	$466,262
Anadolu Anonim Turk Sigorta Sirketi(1)	151,341	341,625
Anadolu Efes Biracilik Ve Malt Sanayii AS	81,674	533,642
Aselsan Elektronik Sanayi Ve Ticaret AS	389,942	667,458
Bagfas Bandirma Gubre Fabrikalari AS(1)	24,987	17,000
Baticim Bati Anadolu Cimento Sanayii AS(1)	44,868	308,052
Bera Holding AS(2)	868,309	376,134
Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS(1)	263,190	57,668
BIM Birlesik Magazalar AS	320,786	5,080,562
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS(1)	12,816	142,384
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	2,541	6,695
Cimsa Cimento Sanayi VE Ticaret AS	223,747	235,280
Coca-Cola Icecek AS	429,501	766,724
Dogan Sirketler Grubu Holding AS	546,903	250,291
Dogus Otomotiv Servis ve Ticaret AS	10,857	75,916
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	5,143	7,453
Enerjisa Enerji AS	171,096	301,595
Enerya Enerji AS	60,438	358,556
Eregli Demir ve Celik Fabrikalari TAS	350,722	497,579
Ford Otomotiv Sanayi AS	19,034	538,176
Girisim Elektrik Taahhut Ticaret Ve Sanayi AS(1)	38,320	49,033
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS(1)	6,451	84,188
Goodyear Lastikleri TAS(1)	456	207
Gozde Girisim Sermayesi Yatirim Ortakligi AS(1)	150,862	113,451
Gubre Fabrikalari TAS(1)	5,436	27,132
Haci Omer Sabanci Holding AS	929,181	2,399,507
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	12,575	16,829
Is Finansal Kiralama AS(1)	128,833	41,300
Is Yatirim Menkul Degerler AS	169,775	181,256
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	382,092	257,645
Kervan Gida Sanayi Ve Ticaret AS	361,269	29,001
KOC Holding AS	777,445	4,250,829
Koza Altin Isletmeleri AS(1)	480,365	354,319
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	64,168	117,553
Logo Yazilim Sanayi Ve Ticaret AS	21,409	68,093
Mavi Giyim Sanayi Ve Ticaret AS, B Shares	203,083	630,869
Migros Ticaret AS	297,288	4,232,014
MLP Saglik Hizmetleri AS(1)	42,404	410,043
Naturel Yenilenebilir Enerji Ticaret AS	31,470	47,204
NET Holding AS(1)	41,981	46,093
Nuh Cimento Sanayi AS	22,800	167,147
ODAS Elektrik Uretim ve Sanayi Ticaret AS(1)	3,384,777	715,615
Pegasus Hava Tasimaciligi AS(1)	383,104	2,553,149
Petkim Petrokimya Holding AS(1)	487,036	327,891
Polisan Holding AS	239,551	91,528
Ral Yatirim Holding AS(1)	20,891	194,422
Reysas Tasimacilik ve Lojistik Ticaret AS(1)	14,437	19,704
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	1,201	826
Sasa Polyester Sanayi AS(1)	1,141,216	164,834
Sekerbank Turk AS	3,044,934	387,127
Selcuk Ecza Deposu Ticaret ve Sanayi AS	58,799	94,023
Sok Marketler Ticaret AS	818,780	1,274,225
TAV Havalimanlari Holding AS(1)	591,659	4,339,491
Tekfen Holding AS(1)	124,446	194,640

Avantis Emerging Markets Equity ETF
	Shares	Value
Teknosa Ic Ve Dis Ticaret AS(1)	128,580	$103,664
Tofas Turk Otomobil Fabrikasi AS	47,826	342,354
Tukas Gida Sanayi ve Ticaret AS(1)	306,939	73,843
Turk Hava Yollari AO(1)	633,670	5,587,237
Turk Traktor ve Ziraat Makineleri AS	15,206	326,223
Turkcell Iletisim Hizmetleri AS, ADR(2)	587,336	4,140,719
Turkiye Halk Bankasi AS(1)	139,732	64,001
Turkiye Is Bankasi AS, C Shares	11,198,138	4,346,867
Turkiye Petrol Rafinerileri AS	846,024	4,186,063
Turkiye Sise ve Cam Fabrikalari AS	1,003,406	1,276,590
Turkiye Vakiflar Bankasi TAO, D Shares(1)	736,728	409,141
Ulker Biskuvi Sanayi AS(1)	208,913	907,152
Ulusoy Elektrik Imalat Taahhut Ve Ticaret AS(1)	578	2,544
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	43,355	140,526
Vestel Beyaz Esya Sanayi ve Ticaret AS	154,699	79,030
Vestel Elektronik Sanayi ve Ticaret AS(1)	183,872	355,945
Yapi ve Kredi Bankasi AS	2,499,896	2,290,459
Zorlu Enerji Elektrik Uretim AS(1)	14,151,942	1,886,166
		66,660,757
United States — 0.3%
Coupang, Inc.(1)	588,647	13,038,531
StoneCo Ltd., A Shares(1)	396,558	5,258,359
		18,296,890
TOTAL COMMON STOCKS (Cost $5,518,886,859)		6,335,899,415
RIGHTS — 0.0%
Brazil — 0.0%
AES Brasil Energia SA(1)	515	16
Equatorial Energia SA(1)	32,214	10,803
		10,819
India — 0.0%
Orient Green Power Co. Ltd.(1)	211,457	16,287
Thailand — 0.0%
BTS Group Holdings PCL(1)	554,088	164
Raimon Land PCL, NVDR(1)	106,609	31
		195
TOTAL RIGHTS (Cost $—)		27,301
WARRANTS — 0.0%
Brazil — 0.0%
Marisa Lojas SA(1)	13,473	1,267
Thailand — 0.0%
Better World Green PCL, NVDR(1)	765,133	904
Kiatnakin Phatra Bank PCL, NVDR(1)	8,275	297
MBK PCL, NVDR(1)	7,224	3,186
Nusasiri PCL, NVDR(1)	404,520	721
Roctec Global PCL, NVDR(1)	498,325	728
RS PCL, NVDR(1)	20,801	3,022
TEAM Consulting Engineering & Management PCL, NVDR(1)	89,260	1,360
Thaifoods Group PCL, NVDR(1)	36,580	989
VGI PCL, NVDR(1)	19,407	584
		11,791
TOTAL WARRANTS (Cost $—)		13,058

Avantis Emerging Markets Equity ETF
	Shares	Value
SHORT-TERM INVESTMENTS — 0.4%
Money Market Funds — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	4,511,051	$4,511,051
State Street Navigator Securities Lending Government Money Market Portfolio(4)	21,741,760	21,741,760
TOTAL SHORT-TERM INVESTMENTS (Cost $26,252,811)		26,252,811
TOTAL INVESTMENT SECURITIES — 101.3% (Cost $5,545,139,670)		6,362,192,585
OTHER ASSETS AND LIABILITIES — (1.3)%		(79,161,500)
TOTAL NET ASSETS — 100.0%		$6,283,031,085

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	22.0%
Financials	20.3%
Consumer Discretionary	13.2%
Industrials	11.0%
Materials	8.9%
Communication Services	6.6%
Energy	5.4%
Consumer Staples	4.5%
Health Care	3.6%
Utilities	3.4%
Real Estate	2.0%
Short-Term Investments	0.4%
Other Assets and Liabilities	(1.3)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $320,231,629. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Securities may be subject to resale, redemption or transferability restrictions.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $343,186,633, which includes securities collateral of $321,444,873.

See Notes to Financial Statements.

AUGUST 31, 2024

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
COMMON STOCKS — 99.8%
Brazil — 7.2%
3R Petroleum Oleo E Gas SA	4,686	$22,064
AES Brasil Energia SA	2,000	4,056
Allos SA	4,200	16,976
Alpargatas SA, Preference Shares(1)	800	1,104
Alupar Investimento SA	104	587
Ambev SA, ADR	5,447	12,365
Anima Holding SA	500	293
Armac Locacao Logistica E Servicos SA	100	153
Atacadao SA(1)	3,500	5,558
Auren Energia SA	3,400	6,901
Azul SA, ADR(1)	30	84
Azzas 2154 SA	440	3,854
B3 SA - Brasil Bolsa Balcao	5,600	12,549
Banco ABC Brasil SA, Preference Shares	1,200	4,884
Banco BMG SA, Preference Shares	200	134
Banco Bradesco SA	800	1,994
Banco Bradesco SA, ADR	6,456	17,948
Banco BTG Pactual SA	3,800	23,882
Banco do Brasil SA	8,600	42,848
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	3,000	6,686
Banco Pan SA, Preference Shares	2,700	4,704
Banco Santander Brasil SA, ADR	982	5,499
BB Seguridade Participacoes SA	4,200	27,357
Bemobi Mobile Tech SA	600	1,688
BR Advisory Partners Participacoes SA	200	557
BrasilAgro - Co. Brasileira de Propriedades Agricolas	700	3,211
Braskem SA, Class A, ADR(1)	1,066	6,737
BRF SA, ADR(1)	1,437	6,625
C&A Modas SA(1)	2,100	3,778
Caixa Seguridade Participacoes SA	500	1,457
Camil Alimentos SA	1,700	2,844
CCR SA	9,300	21,716
Centrais Eletricas Brasileiras SA, ADR	3,888	28,888
Centrais Eletricas Brasileiras SA, Class B Preference Shares	800	6,542
Cia Brasileira de Aluminio(1)	3,600	3,181
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	1,414	23,741
Cia de Saneamento de Minas Gerais Copasa MG	3,000	12,493
Cia De Sanena Do Parana	1,500	7,612
Cia De Sanena Do Parana, Preference Shares	13,800	14,128
Cia Energetica de Minas Gerais, ADR	16,596	34,022
Cia Siderurgica Nacional SA, ADR	6,434	13,704
Clear Sale SA(1)	600	908
Construtora Tenda SA(1)	300	715
Cosan SA	1,300	3,068
CPFL Energia SA	1,400	8,269
CTEEP-Cia de Transmissao de Energia Eletrica Paulista, Preference Shares	1,800	7,895
Cury Construtora e Incorporadora SA	2,200	9,224
Cyrela Brazil Realty SA Empreendimentos e Participacoes	3,000	11,508
Dexco SA	5,500	7,817
EcoRodovias Infraestrutura e Logistica SA	1,700	2,365
Embraer SA, ADR(1)	1,450	48,184

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
Empreendimentos Pague Menos SA	1,200	$649
Energisa SA	3,600	30,060
Eneva SA(1)	2,500	5,931
Engie Brasil Energia SA	1,700	13,556
Equatorial Energia SA	4,400	26,599
Even Construtora e Incorporadora SA	1,300	1,469
Ez Tec Empreendimentos e Participacoes SA	100	248
Fras-Le SA	1,200	4,158
Gerdau SA, ADR	12,007	39,143
GPS Participacoes e Empreendimentos SA	100	320
Grendene SA	3,200	3,384
Grupo Mateus SA	2,100	2,899
Grupo SBF SA	1,400	4,283
Hapvida Participacoes e Investimentos SA(1)	7,000	5,254
HBR Realty Empreendimentos Imobiliarios SA(1)	100	93
Hidrovias do Brasil SA(1)	8,700	5,264
Hypera SA	300	1,508
Iguatemi SA	3,000	11,758
Iochpe Maxion SA	2,700	5,533
Irani Papel e Embalagem SA	200	285
IRB-Brasil Resseguros SA(1)	200	1,704
Itau Unibanco Holding SA, ADR	15,218	99,221
Jalles Machado SA	2,500	2,914
JBS SA	4,700	29,013
JHSF Participacoes SA	1,700	1,321
JSL SA	1,200	2,125
Kepler Weber SA	2,000	3,967
Klabin SA	10,120	38,408
Lavvi Empreendimentos Imobiliarios SA	1,100	1,618
Localiza Rent a Car SA	100	730
LOG Commercial Properties e Participacoes SA	600	2,470
Lojas Quero-Quero SA	400	301
Lojas Renner SA	6,600	20,212
M Dias Branco SA	700	3,349
Mahle Metal Leve SA	800	4,500
Marcopolo SA	800	812
Marcopolo SA, Preference Shares	2,700	3,512
Marfrig Global Foods SA(1)	6,700	17,178
Meliuz SA(1)	100	122
Metalurgica Gerdau SA, Preference Shares	7,500	13,866
Mills Locacao Servicos e Logistica SA	1,300	2,542
Minerva SA(1)	3,600	4,784
Moura Dubeux Engenharia SA(1)	800	2,017
MRV Engenharia e Participacoes SA(1)	6,000	7,953
Multilaser Industrial SA(1)	3,800	1,247
Multiplan Empreendimentos Imobiliarios SA	900	4,088
Natura & Co. Holding SA	2,300	5,550
NU Holdings Ltd., Class A(1)	3,080	46,108
Oceanpact Servicos Maritimos SA(1)	400	455
Odontoprev SA	2,600	5,195
Orizon Valorizacao de Residuos SA(1)	200	1,638
Pet Center Comercio e Participacoes SA	5,500	4,762
Petroleo Brasileiro SA, ADR	8,038	122,419
Petroleo Brasileiro SA, ADR, Preference Shares	10,124	141,129

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
Petroreconcavo SA	1,700	$6,105
Plano & Plano Desenvolvimento Imobiliario SA	700	1,476
Portobello SA(1)	300	261
Positivo Tecnologia SA	1,600	1,834
PRIO SA	7,000	58,015
Raia Drogasil SA	6,100	29,634
Raizen SA, Preference Shares	3,000	1,693
Randon SA Implementos e Participacoes, Preference Shares	4,800	9,300
Rede D'Or Sao Luiz SA	200	1,128
Romi SA	300	569
Rumo SA	2,700	10,425
Santos Brasil Participacoes SA	4,900	11,450
Sao Martinho SA	2,200	10,793
Sendas Distribuidora SA, ADR(1)	435	3,645
Ser Educacional SA(1)	100	114
Serena Energia SA(1)	4,100	5,893
Simpar SA(1)	6,100	6,646
SLC Agricola SA	2,800	8,803
Smartfit Escola de Ginastica e Danca SA	900	3,523
Suzano SA, ADR	3,962	38,590
SYN prop e tech SA	300	424
Taurus Armas SA, Preference Shares	200	400
Tegma Gestao Logistica SA	300	1,393
Telefonica Brasil SA, ADR	812	7,511
TIM SA, ADR	1,115	17,751
TOTVS SA	2,000	10,610
Transmissora Alianca de Energia Eletrica SA	400	2,519
Tres Tentos Agroindustrial SA	1,100	2,321
Tupy SA	1,100	5,319
Ultrapar Participacoes SA, ADR	2,984	12,413
Unipar Carbocloro SA, Class B Preference Shares	100	838
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A Preference Shares	6,500	7,162
Vale SA, ADR	17,722	186,435
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	900	3,636
Vibra Energia SA	11,300	51,247
Vulcabras SA	700	2,175
WEG SA	5,700	54,563
Wilson Sons SA	2,300	6,934
YDUQS Participacoes SA	100	175
		1,858,704
Chile — 0.9%
Aguas Andinas SA, A Shares	38,300	11,238
Banco de Chile	182,439	22,822
Banco de Credito e Inversiones SA	623	19,398
Banco Santander Chile, ADR	410	8,467
CAP SA(1)	296	1,796
Cencosud SA	8,818	17,691
Cia Cervecerias Unidas SA, ADR	1,051	11,771
Cia Sud Americana de Vapores SA	152,558	10,073
Colbun SA	41,951	5,542
Embotelladora Andina SA, Class B Preference Shares	5,725	18,176
Empresa Nacional de Telecomunicaciones SA	3,055	9,462
Empresas CMPC SA	15,136	26,140
Empresas Copec SA	2,432	16,097

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
Enel Americas SA	56,006	$5,833
Enel Chile SA	79,178	4,289
Engie Energia Chile SA(1)	1,940	1,826
Falabella SA(1)	1,890	6,681
SMU SA	12,059	1,917
Sociedad Quimica y Minera de Chile SA, ADR	552	21,418
		220,637
Colombia — 0.1%
Bancolombia SA	631	5,732
Bancolombia SA, ADR	350	11,581
Ecopetrol SA, ADR	464	4,566
Interconexion Electrica SA ESP	2,857	12,409
		34,288
Czech Republic — 0.2%
CEZ AS	686	26,202
Komercni Banka AS	436	14,785
Moneta Money Bank AS	901	4,336
		45,323
Egypt — 0.1%
Commercial International Bank - Egypt (CIB), GDR	22,385	37,584
Greece — 0.9%
Aegean Airlines SA	607	7,319
Alpha Services & Holdings SA	12,436	21,257
Athens International Airport SA	306	2,669
Eurobank Ergasias Services & Holdings SA, Class A	8,385	19,118
GEK TERNA SA(1)	559	10,825
Hellenic Telecommunications Organization SA	474	7,685
HELLENiQ ENERGY Holdings SA	1,691	13,345
Holding Co. ADMIE IPTO SA	294	694
Intracom Holdings SA	41	144
Intrakat Technical & Energy Projects SA(1)	391	2,225
Intralot SA-Integrated Information Systems & Gaming Services(1)	1,381	1,832
Jumbo SA	367	9,281
LAMDA Development SA(1)	326	2,540
Metlen Energy & Metals SA	253	9,501
Motor Oil Hellas Corinth Refineries SA	800	19,194
National Bank of Greece SA	3,472	30,180
OPAP SA	546	9,436
Optima bank SA	673	9,659
Piraeus Financial Holdings SA	4,187	18,062
Public Power Corp. SA	815	10,468
Terna Energy SA	23	486
Titan Cement International SA	675	23,614
		229,534
Hungary — 0.4%
Magyar Telekom Telecommunications PLC	2,737	7,902
MOL Hungarian Oil & Gas PLC	2,059	15,623
OTP Bank Nyrt	1,179	60,703
Richter Gedeon Nyrt	322	9,759
		93,987
India — 26.2%
360 ONE WAM Ltd.	472	6,036
3M India Ltd.	25	10,639
Aarti Drugs Ltd.	139	967

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
Aarti Industries Ltd.	1,129	$8,450
Aarti Pharmalabs Ltd.	579	4,760
Aavas Financiers Ltd.(1)	501	10,280
ABB India Ltd.	134	12,689
Action Construction Equipment Ltd.	314	4,842
Adani Enterprises Ltd.	509	18,320
Adani Green Energy Ltd.(1)	385	8,437
Adani Ports & Special Economic Zone Ltd.	1,829	32,329
Adani Power Ltd.(1)	3,878	29,229
Aditya Birla Sun Life Asset Management Co. Ltd.	704	6,282
Advanced Enzyme Technologies Ltd.	77	409
Aegis Logistics Ltd.	691	6,207
Affle India Ltd.(1)	14	273
Agarwal Industrial Corp. Ltd.	53	778
AGI Greenpac Ltd.(1)	813	9,158
AIA Engineering Ltd.	181	9,278
Ajanta Pharma Ltd.	165	6,379
Ajmera Realty & Infra India Ltd.	24	198
Alembic Ltd.	633	1,197
Alembic Pharmaceuticals Ltd.	285	3,601
Alkyl Amines Chemicals	12	301
Allcargo Logistics Ltd.	1,161	969
Allied Digital Services Ltd.	468	1,481
Alok Industries Ltd.(1)	3,019	983
Amara Raja Energy & Mobility Ltd.	1,016	18,436
Amber Enterprises India Ltd.(1)	138	7,361
Ambuja Cements Ltd.	1,949	14,343
Anand Rathi Wealth Ltd.	133	6,050
Anant Raj Ltd.	1,437	10,235
Andhra Sugars Ltd.	428	588
Angel One Ltd.	32	988
Antony Waste Handling Cell Ltd.(1)	29	248
Anupam Rasayan India Ltd.	17	158
Apar Industries Ltd.	145	15,866
APL Apollo Tubes Ltd.	637	11,105
Apollo Hospitals Enterprise Ltd.	200	16,530
Apollo Tyres Ltd.	3,700	21,772
Archean Chemical Industries Ltd.	618	5,473
Arvind Fashions Ltd.	193	1,226
Arvind Ltd.	2,310	11,103
Asahi India Glass Ltd.	593	4,488
Ashok Leyland Ltd.	2,605	7,964
Ashoka Buildcon Ltd.(1)	2,388	6,661
Asian Paints Ltd.	68	2,539
Aster DM Healthcare Ltd.	2,007	9,746
Astral Ltd.	475	10,881
AstraZeneca Pharma India Ltd.	5	393
Atul Ltd.	5	475
AU Small Finance Bank Ltd.	1,339	10,998
Aurobindo Pharma Ltd.	1,138	21,289
Avanti Feeds Ltd.	571	4,619
Avenue Supermarts Ltd.(1)	216	12,681
Axis Bank Ltd., GDR	1,702	118,839
Bajaj Auto Ltd.	288	37,393

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
Bajaj Consumer Care Ltd.	686	$2,159
Bajaj Finance Ltd.	1,030	88,436
Bajaj Finserv Ltd.	390	8,293
Bajaj Hindusthan Sugar Ltd.(1)	9,553	4,863
Bajel Projects Ltd.(1)	153	492
Balaji Amines Ltd.	286	7,598
Balkrishna Industries Ltd.	622	20,997
Balmer Lawrie & Co. Ltd.	479	1,598
Balrampur Chini Mills Ltd.	591	4,221
Bandhan Bank Ltd.	418	999
Bank of Baroda	5,704	17,017
Bank of Maharashtra	6,906	5,154
BASF India Ltd.	73	5,735
Bata India Ltd.	486	8,425
Bayer CropScience Ltd.	126	9,454
BEML Ltd.	278	12,606
Berger Paints India Ltd.	192	1,308
BF Utilities Ltd.(1)	38	357
Bhansali Engineering Polymers Ltd.	374	738
Bharat Bijlee Ltd.	44	2,825
Bharat Dynamics Ltd.	164	2,554
Bharat Electronics Ltd.	10,851	38,776
Bharat Forge Ltd.	1,401	26,498
Bharat Heavy Electricals Ltd.	3,224	11,161
Bharat Petroleum Corp. Ltd.	8,885	37,859
Bharat Rasayan Ltd.	16	2,453
Bikaji Foods International Ltd.	136	1,337
Biocon Ltd.	469	2,007
Birla Corp. Ltd.	153	2,427
Birlasoft Ltd.	138	1,105
Bliss Gvs Pharma Ltd.	423	632
BLS International Services Ltd.	399	2,007
Blue Dart Express Ltd.	66	6,332
Blue Star Ltd.	139	2,827
Bodal Chemicals Ltd.	292	284
Bombay Burmah Trading Co.	214	6,353
Bombay Dyeing & Manufacturing Co. Ltd.	260	669
Bosch Ltd.	20	7,725
Brigade Enterprises Ltd.	540	7,755
Brightcom Group Ltd.(1)	3,622	342
Britannia Industries Ltd.	448	31,296
BSE Ltd.	630	21,296
Campus Activewear Ltd.(1)	372	1,234
Can Fin Homes Ltd.	829	8,538
Canara Bank	13,083	17,419
Capacit'e Infraprojects Ltd.(1)	897	4,069
Caplin Point Laboratories Ltd.	83	1,886
Cartrade Tech Ltd.(1)	98	991
Castrol India Ltd.	4,332	13,696
CE Info Systems Ltd.	57	1,424
Ceat Ltd.	260	8,551
Central Depository Services India Ltd.	548	9,387
Century Enka Ltd.	133	1,166
Century Plyboards India Ltd.	99	929

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
Century Textiles & Industries Ltd.	193	$5,507
Cera Sanitaryware Ltd.	10	1,099
CESC Ltd.	3,160	7,324
CG Power & Industrial Solutions Ltd.	714	5,925
Chalet Hotels Ltd.(1)	246	2,451
Chambal Fertilisers & Chemicals Ltd.	2,162	13,413
Chemplast Sanmar Ltd.(1)	661	3,958
Chennai Petroleum Corp. Ltd.	817	9,515
Choice International Ltd.(1)	129	694
Cholamandalam Financial Holdings Ltd.	360	6,875
Cholamandalam Investment & Finance Co. Ltd.	2,262	39,281
CIE Automotive India Ltd.	422	2,945
Cigniti Technologies Ltd.	269	4,430
Cipla Ltd.	1,365	26,957
City Union Bank Ltd.	3,644	7,423
Clean Science & Technology Ltd.	58	1,033
CMS Info Systems Ltd.	2,088	13,686
Coal India Ltd.	7,786	48,704
Cochin Shipyard Ltd.	850	19,143
Coffee Day Enterprises Ltd.(1)	377	169
Coforge Ltd.	101	7,651
Colgate-Palmolive India Ltd.	598	25,955
Computer Age Management Services Ltd.	305	15,487
Confidence Petroleum India Ltd.	139	149
Container Corp. of India Ltd.	765	8,802
Coromandel International Ltd.	1,043	21,873
Cosmo First Ltd.	676	6,299
Craftsman Automation Ltd.	125	9,006
CreditAccess Grameen Ltd.	168	2,444
CRISIL Ltd.	7	372
Crompton Greaves Consumer Electricals Ltd.	2,998	17,046
Cummins India Ltd.	332	14,843
Cupid Ltd.	923	940
Cyient DLM Ltd.(1)	61	543
Cyient Ltd.	106	2,501
Dabur India Ltd.	1,178	8,948
DB Corp. Ltd.	457	1,827
DCB Bank Ltd.	1,082	1,590
DCW Ltd.	920	892
Deepak Fertilisers & Petrochemicals Corp. Ltd.(1)	1,020	12,732
Deepak Nitrite Ltd.	106	3,678
Delhivery Ltd.(1)	1,115	5,578
Delta Corp. Ltd.	93	148
Devyani International Ltd.(1)	244	511
Dhani Services Ltd.(1)	2,266	1,553
Dhanlaxmi Bank Ltd.(1)	701	325
Dhanuka Agritech Ltd.	133	2,892
Dilip Buildcon Ltd.	621	4,156
Dish TV India Ltd.(1)	1,436	253
Dishman Carbogen Amcis Ltd.(1)	192	465
Divi's Laboratories Ltd.	322	19,572
Dixon Technologies India Ltd.	155	24,335
DLF Ltd.	1,196	12,057
Dodla Dairy Ltd.(1)	83	1,263

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
Dolat Algotech Ltd.	889	$1,704
Dollar Industries Ltd.	130	785
Doms Industries Ltd.(1)	119	3,700
Dr. Lal PathLabs Ltd.	235	9,584
Dr. Reddy's Laboratories Ltd., ADR	750	62,603
Dreamfolks Services Ltd.(1)	25	143
Dredging Corp. of India Ltd.(1)	74	779
eClerx Services Ltd.	68	2,355
Edelweiss Financial Services Ltd.	2,829	3,690
Eicher Motors Ltd.	465	27,519
EID Parry India Ltd.	1,141	11,291
EIH Ltd.	713	3,259
Elecon Engineering Co. Ltd.	774	5,739
Electrosteel Castings Ltd.	2,069	5,286
Emami Ltd.	1,651	16,018
Endurance Technologies Ltd.	266	7,857
Engineers India Ltd.	736	1,910
Entertainment Network India Ltd.	75	190
Epack Durable Ltd.(1)	576	1,741
Epigral Ltd.	183	4,060
EPL Ltd.	1,181	3,509
Equinox India Developments Ltd.(1)	3,595	5,696
Equitas Small Finance Bank Ltd.	1,174	1,137
Escorts Kubota Ltd.	140	6,433
Everest Kanto Cylinder Ltd.	362	802
Exide Industries Ltd.	2,421	14,219
FDC Ltd.(1)	250	1,619
Federal Bank Ltd.	15,094	35,023
Federal-Mogul Goetze India Ltd.(1)	249	1,296
FIEM Industries Ltd.	134	2,436
Filatex India Ltd.	2,760	2,089
Fine Organic Industries Ltd.	38	2,423
Fineotex Chemical Ltd.	354	1,564
Finolex Cables Ltd.	412	7,132
Finolex Industries Ltd.(1)	1,222	4,544
Firstsource Solutions Ltd.	1,238	4,480
Force Motors Ltd.	19	1,887
Fortis Healthcare Ltd.	847	5,568
G R Infraprojects Ltd.(1)	392	7,158
Gabriel India Ltd.	231	1,513
GAIL India Ltd.	5,461	15,489
Galaxy Surfactants Ltd.	18	631
Ganesh Benzoplast Ltd.(1)	69	137
Ganesh Housing Corp. Ltd.	90	910
Ganesha Ecosphere Ltd.	67	1,451
Garden Reach Shipbuilders & Engineers Ltd.	372	8,049
Garware Hi-Tech Films Ltd.	94	3,697
Garware Technical Fibres Ltd.	99	4,527
Gateway Distriparks Ltd.	2,290	2,726
GE T&D India Ltd.	87	1,781
Gensol Engineering Ltd.(1)	53	608
Geojit Financial Services Ltd.	1,385	2,177
GHCL Ltd.	1,102	9,185
GIC Housing Finance Ltd.	281	804

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
Gillette India Ltd.	39	$4,127
Gland Pharma Ltd.	68	1,489
GlaxoSmithKline Pharmaceuticals Ltd.	133	4,352
Glenmark Life Sciences Ltd.	286	3,590
Glenmark Pharmaceuticals Ltd.	656	13,551
Global Health Ltd.(1)	364	4,925
GMR Airports Infrastructure Ltd.(1)	5,431	6,127
GMR Power & Urban Infra Ltd.(1)	851	1,404
Godawari Power & Ispat Ltd.	681	7,715
Godrej Agrovet Ltd.	353	3,292
Godrej Consumer Products Ltd.	657	11,595
Godrej Industries Ltd.(1)	192	2,321
Godrej Properties Ltd.(1)	202	7,013
Gokaldas Exports Ltd.	867	9,712
Gokul Agro Resources Ltd.(1)	673	2,080
Goldiam International Ltd.	72	277
Goodluck India Ltd.	13	180
Granules India Ltd.	1,668	14,286
Graphite India Ltd.	342	2,109
Grasim Industries Ltd.	646	20,796
Gravita India Ltd.	66	1,797
Great Eastern Shipping Co. Ltd.	1,369	21,785
Greaves Cotton Ltd.	142	285
Greenpanel Industries Ltd.	191	902
Greenply Industries Ltd.	279	1,278
Grindwell Norton Ltd.	196	5,696
GTL Infrastructure Ltd.(1)	36,359	1,154
Gujarat Alkalies & Chemicals Ltd.	70	643
Gujarat Ambuja Exports Ltd.	224	382
Gujarat Fluorochemicals Ltd.	37	1,400
Gujarat Gas Ltd.	896	6,487
Gujarat Industries Power Co. Ltd.	573	1,660
Gujarat Mineral Development Corp. Ltd.	537	2,365
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	1,183	9,641
Gujarat Pipavav Port Ltd.	1,835	4,935
Gujarat State Fertilizers & Chemicals Ltd.	1,200	3,296
Gujarat State Petronet Ltd.	1,084	5,724
Gulf Oil Lubricants India Ltd.	235	3,967
Happiest Minds Technologies Ltd.	52	504
Happy Forgings Ltd.	290	4,116
Harsha Engineers Ltd.	132	848
Hathway Cable & Datacom Ltd.(1)	3,059	771
Havells India Ltd.	1,183	26,798
HCL Technologies Ltd.	1,779	37,198
HDFC Asset Management Co. Ltd.	546	28,785
HDFC Bank Ltd.	8,314	162,579
HDFC Life Insurance Co. Ltd.	230	2,027
HEG Ltd.	101	2,407
HeidelbergCement India Ltd.	232	639
Hercules Hoists Ltd.	27	186
Heritage Foods Ltd.	1,273	8,550
Hero MotoCorp Ltd.	798	51,962
HFCL Ltd.	2,306	4,114
HG Infra Engineering Ltd.	293	5,464

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
Hikal Ltd.	366	$1,437
Himatsingka Seide Ltd.(1)	75	133
Hindalco Industries Ltd.	7,343	61,529
Hindustan Aeronautics Ltd.	959	53,563
Hindustan Construction Co. Ltd.(1)	3,336	1,879
Hindustan Copper Ltd.	1,733	6,881
Hindustan Oil Exploration Co. Ltd.(1)	1,213	3,797
Hindustan Petroleum Corp. Ltd.	3,354	16,748
Hindustan Unilever Ltd.	1,919	63,575
Hitachi Energy India Ltd.	75	10,811
Hi-Tech Gears Ltd.	18	220
HI-Tech Pipes Ltd.	1,077	2,488
HLV Ltd.(1)	511	128
Home First Finance Co. India Ltd.	634	8,723
Housing & Urban Development Corp. Ltd.	1,288	4,314
HPL Electric & Power Ltd.	114	851
Ice Make Refrigeration Ltd.	60	505
ICICI Bank Ltd., ADR	4,061	119,028
ICICI Lombard General Insurance Co. Ltd.	575	14,707
ICICI Prudential Life Insurance Co. Ltd.	550	4,940
ICICI Securities Ltd.	914	8,983
IDFC First Bank Ltd.(1)	3,924	3,456
IDFC Ltd.	4,332	5,783
IFCI Ltd.(1)	3,416	3,055
IIFL Securities Ltd.	560	1,842
India Cements Ltd.(1)	1,757	7,595
India Glycols Ltd.	58	961
IndiaMart InterMesh Ltd.	82	2,934
Indian Energy Exchange Ltd.	3,777	9,177
Indian Hotels Co. Ltd.	2,295	17,741
Indian Hume Pipe Co. Ltd.	113	725
Indian Metals & Ferro Alloys Ltd.	175	1,394
Indian Oil Corp. Ltd.	14,211	30,018
Indian Railway Catering & Tourism Corp. Ltd.	919	10,227
Indian Renewable Energy Development Agency Ltd.(1)	7,383	21,260
Indo Count Industries Ltd.	1,091	5,321
Indraprastha Gas Ltd.	520	3,429
Indraprastha Medical Corp. Ltd.	834	3,944
Indus Towers Ltd.(1)	7,581	41,463
IndusInd Bank Ltd.	1,055	17,931
Infibeam Avenues Ltd.	3,547	1,319
Info Edge India Ltd.	153	14,015
Infosys Ltd., ADR	7,884	183,540
Ingersoll Rand India Ltd.	55	2,765
Inox Green Energy Services Ltd.(1)	515	1,228
INOX India Ltd.(1)	189	2,653
Intellect Design Arena Ltd.	93	1,101
InterGlobe Aviation Ltd.(1)	299	17,199
ION Exchange India Ltd.(1)	185	1,431
Ipca Laboratories Ltd.	503	8,305
IRB Infrastructure Developers Ltd.	5,136	3,883
IRCON International Ltd.	1,189	3,707
ISGEC Heavy Engineering Ltd.	128	2,105
ITD Cementation India Ltd.	1,342	8,884

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
J Kumar Infraprojects Ltd.	473	$4,799
Jagran Prakashan Ltd.(1)	285	327
Jai Corp. Ltd.	51	225
Jain Irrigation Systems Ltd.(1)	3,374	2,845
Jaiprakash Associates Ltd.(1)	1,112	110
Jaiprakash Power Ventures Ltd.(1)	29,259	6,261
Jammu & Kashmir Bank Ltd.	5,910	7,743
Jamna Auto Industries Ltd.	3,126	4,686
JB Chemicals & Pharmaceuticals Ltd.	390	9,084
JBM Auto Ltd.	80	1,828
Jindal Saw Ltd.	1,394	11,336
Jindal Stainless Ltd.	2,935	27,784
Jindal Steel & Power Ltd.	1,312	15,167
Jindal Worldwide Ltd.(1)	101	454
Jio Financial Services Ltd.(1)	13,819	52,958
JK Cement Ltd.	330	17,535
JK Lakshmi Cement Ltd.	196	1,841
JK Paper Ltd.	1,140	6,235
JK Tyre & Industries Ltd.	1,126	5,385
JM Financial Ltd.	857	1,091
Johnson Controls-Hitachi Air Conditioning India Ltd.(1)	29	668
JSW Energy Ltd.	1,969	16,693
JSW Steel Ltd.	3,018	33,856
JTEKT India Ltd.	84	171
Jubilant Foodworks Ltd.	2,518	19,533
Jubilant Ingrevia Ltd.	974	7,637
Jubilant Pharmova Ltd.	362	3,969
Jupiter Life Line Hospitals Ltd.	31	495
Just Dial Ltd.(1)	162	2,419
Jyothy Labs Ltd.	103	663
Jyoti Structures Ltd.(1)	6,145	2,101
Kajaria Ceramics Ltd.	167	2,690
Kalpataru Projects International Ltd.	1,117	17,924
Kalyan Jewellers India Ltd.	444	3,256
Kalyani Steels Ltd.	44	407
Kamdhenu Ltd.	215	1,438
Karnataka Bank Ltd.(1)	1,348	3,656
Karur Vysya Bank Ltd.	4,742	12,545
Kaveri Seed Co. Ltd.	274	3,430
KCP Ltd.	525	1,465
KEC International Ltd.	368	4,156
KEI Industries Ltd.	245	13,460
Kfin Technologies Ltd.	381	4,723
Kiri Industries Ltd.(1)	140	646
Kirloskar Brothers Ltd.	327	7,048
Kirloskar Ferrous Industries Ltd.(1)	220	1,806
Kirloskar Industries Ltd.(1)	16	1,087
Kirloskar Oil Engines Ltd.	924	14,708
Kirloskar Pneumatic Co. Ltd.	171	2,653
Kitex Garments Ltd.	130	569
KNR Constructions Ltd.	949	3,753
Kopran Ltd.	121	431
Kotak Mahindra Bank Ltd.	2,830	60,101
KPI Green Energy Ltd.	436	4,708

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
KPIT Technologies Ltd.	683	$14,803
KPR Mill Ltd.	285	2,881
Krishna Institute of Medical Sciences Ltd.(1)	158	4,767
L&T Finance Ltd.	7,485	15,106
Lakshmi Machine Works Ltd.	17	3,040
Larsen & Toubro Ltd.	2,209	97,644
Laurus Labs Ltd.	1,319	7,393
Lemon Tree Hotels Ltd.(1)	1,469	2,357
LIC Housing Finance Ltd.	2,246	18,062
Likhitha Infrastructure Ltd.	178	937
Lincoln Pharmaceuticals Ltd.	32	270
Lloyds Metals & Energy Ltd.	714	6,589
LT Foods Ltd.	624	2,823
LTIMindtree Ltd.	45	3,306
Lupin Ltd.	1,007	26,915
LUX Industries Ltd.	62	1,759
Macrotech Developers Ltd.	732	10,941
Mahanagar Gas Ltd.	237	5,069
Maharashtra Seamless Ltd.	182	1,457
Mahindra & Mahindra Financial Services Ltd.	4,137	15,501
Mahindra & Mahindra Ltd.	3,148	105,449
Mahindra Holidays & Resorts India Ltd.(1)	649	3,156
Mahindra Lifespace Developers Ltd.	246	1,669
Mahindra Logistics Ltd.	387	2,301
Maithan Alloys Ltd.	111	1,524
Man Industries India Ltd.(1)	179	889
Man Infraconstruction Ltd.	446	1,050
Manali Petrochemicals Ltd.	1,002	1,085
Manappuram Finance Ltd.	6,933	17,856
Mangalam Cement Ltd.	267	3,247
Mankind Pharma Ltd.(1)	399	11,843
Marico Ltd.	2,064	15,921
Marksans Pharma Ltd.(1)	514	1,468
Maruti Suzuki India Ltd.	273	40,425
MAS Financial Services Ltd.	121	419
Max Financial Services Ltd.(1)	1,670	21,393
Max Healthcare Institute Ltd.	1,463	15,050
Mayur Uniquoters Ltd.	128	940
Medi Assist Healthcare Services Ltd.(1)	248	1,746
Medplus Health Services Ltd.(1)	818	6,631
Meghmani Organics Ltd.(1)	493	592
Metropolis Healthcare Ltd.	125	3,191
Minda Corp. Ltd.	867	5,868
Mishra Dhatu Nigam Ltd.	107	529
MM Forgings Ltd.	264	1,878
MOIL Ltd.	545	2,603
Mold-Tek Packaging Ltd.	38	355
Morepen Laboratories Ltd.(1)	818	778
Motherson Sumi Wiring India Ltd.	6,658	5,595
Motilal Oswal Financial Services Ltd.	1,816	15,604
Mphasis Ltd.	95	3,516
MRF Ltd.	13	20,909
Mrs Bectors Food Specialities Ltd.	289	5,543
MSTC Ltd.	28	273

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
Muthoot Finance Ltd.	910	$21,327
Narayana Hrudayalaya Ltd.	633	9,580
Natco Pharma Ltd.	705	12,950
National Aluminium Co. Ltd.	6,153	13,414
National Fertilizers Ltd.	255	422
Nava Ltd.	471	5,350
Navin Fluorine International Ltd.	306	12,037
Navkar Corp. Ltd.(1)	247	442
NCC Ltd.	2,118	8,062
NELCO Ltd.	58	847
NESCO Ltd.	182	2,053
Nestle India Ltd.	112	3,339
Netweb Technologies India Ltd.	89	2,891
Neuland Laboratories Ltd.	53	7,902
NHPC Ltd.	13,717	15,705
NIIT Learning Systems Ltd.	470	2,775
NIIT Ltd.	115	231
Nippon Life India Asset Management Ltd.	811	6,513
NLC India Ltd.	1,844	6,059
NMDC Ltd.	8,625	22,922
NMDC Steel Ltd.(1)	8,124	5,200
NOCIL Ltd.	431	1,453
NTPC Ltd.	12,926	64,099
Nuvama Wealth Management Ltd.	92	7,072
Nuvoco Vistas Corp. Ltd.(1)	240	973
Oil & Natural Gas Corp. Ltd.	15,526	61,315
Orient Cement Ltd.	1,797	6,546
Orient Electric Ltd.	1,831	5,858
Orient Green Power Co. Ltd.(1)	2,777	688
Orient Paper & Industries Ltd.	1,390	798
Oriental Hotels Ltd.	148	287
Orissa Minerals Development Co. Ltd.(1)	2	195
Page Industries Ltd.	37	18,762
Pakka Ltd.	62	234
Panama Petrochem Ltd.	491	2,431
Paradeep Phosphates Ltd.	2,320	2,308
Parag Milk Foods Ltd.(1)	83	189
Paras Defence & Space Technologies Ltd.(1)	10	152
Patel Engineering Ltd.(1)	4,081	2,791
PB Fintech Ltd.(1)	493	10,400
PC Jeweller Ltd.(1)	630	836
PCBL Ltd.	1,505	8,786
Pearl Global Industries Ltd.	625	7,667
Peninsula Land Ltd.(1)	950	661
Pennar Industries Ltd.(1)	1,532	3,252
Persistent Systems Ltd.	266	16,411
Petronet LNG Ltd.	7,112	31,176
Phoenix Mills Ltd.	253	11,379
PI Industries Ltd.	330	17,705
Pidilite Industries Ltd.	322	12,003
Piramal Enterprises Ltd.	151	1,879
Piramal Pharma Ltd.	2,397	5,406
Pitti Engineering Ltd.(1)	216	3,522
PNB Gilts Ltd.(1)	380	586

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
PNB Housing Finance Ltd.(1)	568	$6,625
PNC Infratech Ltd.	959	5,156
Pokarna Ltd.	198	2,201
Poly Medicure Ltd.	73	2,036
Polycab India Ltd.	120	9,754
Polyplex Corp. Ltd.	520	7,721
Poonawalla Fincorp Ltd.	199	920
Power Finance Corp. Ltd.	8,611	56,444
Power Grid Corp. of India Ltd.	22,534	90,761
Power Mech Projects Ltd.	73	5,918
Praj Industries Ltd.	179	1,637
Prakash Industries Ltd.(1)	530	1,395
Prakash Pipes Ltd.	227	1,688
Pricol Ltd.(1)	853	5,263
Prince Pipes & Fittings Ltd.(1)	1,131	7,935
Procter & Gamble Health Ltd.	19	1,181
PTC India Ltd.	2,231	5,658
Punjab National Bank	4,223	5,867
Puravankara Ltd.	355	1,950
Quess Corp. Ltd.	671	6,268
Quick Heal Technologies Ltd.	24	203
Railtel Corp. of India Ltd.	1,294	7,581
Rain Industries Ltd.	2,868	5,808
Rallis India Ltd.	786	3,303
Ramco Cements Ltd.	28	277
Ramkrishna Forgings Ltd.	1,364	15,747
Ramky Infrastructure Ltd.(1)	55	467
Rashtriya Chemicals & Fertilizers Ltd.	851	2,044
RattanIndia Power Ltd.(1)	7,720	1,491
Raymond Consumer Care Ltd.(1)	120	2,157
Raymond Ltd.	150	3,552
RBL Bank Ltd.	3,818	10,370
REC Ltd.	8,112	59,945
Redington Ltd.	5,684	13,698
Redtape Ltd.(1)	190	1,537
Refex Industries Ltd.	415	1,535
Relaxo Footwears Ltd.	20	190
Reliance Industrial Infrastructure Ltd.	8	114
Reliance Industries Ltd., GDR	3,283	231,943
Reliance Infrastructure Ltd.(1)	573	1,431
Reliance Power Ltd.(1)	24,509	8,963
Religare Enterprises Ltd.(1)	316	1,036
Repco Home Finance Ltd.	570	3,557
Rico Auto Industries Ltd.	889	1,291
RITES Ltd.	604	4,679
Roto Pumps Ltd.(1)	103	714
RR Kabel Ltd.	135	2,600
Rupa & Co. Ltd.(1)	148	583
Salzer Electronics Ltd.	65	844
SAMHI Hotels Ltd.(1)	102	251
Sammaan Capital Ltd.	1,348	2,604
Samvardhana Motherson International Ltd.	11,393	26,565
Sandhar Technologies Ltd.	290	2,108
Sandur Manganese & Iron Ores Ltd.	61	367

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
Sanghvi Movers Ltd.	217	$2,323
Sanofi India Ltd.	92	7,467
Sansera Engineering Ltd.	410	7,348
Sapphire Foods India Ltd.(1)	339	6,739
Sarda Energy & Minerals Ltd.	568	2,379
Saregama India Ltd.	319	1,936
Savita Oil Technologies Ltd.	48	348
SBFC Finance Ltd.(1)	1,875	1,888
SBI Cards & Payment Services Ltd.	589	5,080
SBI Life Insurance Co. Ltd.	628	13,850
Schneider Electric Infrastructure Ltd.(1)	269	2,671
Selan Exploration Technology Ltd.(1)	79	922
SH Kelkar & Co. Ltd.	627	1,849
Shaily Engineering Plastics Ltd.(1)	130	1,637
Shakti Pumps India Ltd.	39	2,080
Shankara Building Products Ltd.	14	100
Sharda Cropchem Ltd.	188	1,261
Shilpa Medicare Ltd.(1)	325	2,976
Shipping Corp. of India Ltd.	2,574	8,277
Shivalik Bimetal Controls Ltd.	27	183
Shree Cement Ltd.	3	912
Shree Digvijay Cement Co. Ltd.	1,097	1,315
Shriram Finance Ltd.	1,800	68,894
Shyam Metalics & Energy Ltd.	640	6,090
Siemens Ltd.	123	10,114
SJS Enterprises Ltd.	211	2,460
SJVN Ltd.	980	1,561
SKF India Ltd.	245	15,430
Skipper Ltd.	493	2,458
SMC Global Securities Ltd.	887	1,549
SML ISUZU Ltd.(1)	56	1,386
SMS Pharmaceuticals Ltd.	62	250
Snowman Logistics Ltd.	348	342
Sobha Ltd.	201	4,052
Sobha Ltd.	25	257
Solar Industries India Ltd.	68	8,700
Solara Active Pharma Sciences Ltd.(1)	115	967
Somany Ceramics Ltd.	146	1,255
Sona Blw Precision Forgings Ltd.	823	6,710
Sonata Software Ltd.	379	3,011
South Indian Bank Ltd.	15,308	4,673
Southern Petrochemical Industries Corp. Ltd.	251	263
Spandana Sphoorty Financial Ltd.(1)	39	292
SRF Ltd.	237	7,252
Star Cement Ltd.(1)	790	2,149
Star Health & Allied Insurance Co. Ltd.(1)	204	1,530
State Bank of India, GDR	624	60,857
Sterling & Wilson Renewable(1)	220	1,766
Sterlite Technologies Ltd.(1)	290	456
Stove Kraft Ltd.(1)	101	1,012
Strides Pharma Science Ltd.(1)	474	7,573
Subros Ltd.(1)	150	1,418
Sudarshan Chemical Industries Ltd.	606	7,460
Sula Vineyards Ltd.	429	2,553

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
Sumitomo Chemical India Ltd.	449	$2,738
Sun Pharmaceutical Industries Ltd.	1,292	28,070
Sun TV Network Ltd.	573	5,613
Sundaram Finance Ltd.	212	12,755
Sundram Fasteners Ltd.	346	5,581
Sunflag Iron & Steel Co. Ltd.(1)	152	390
Sunteck Realty Ltd.(1)	205	1,393
Supreme Industries Ltd.	421	26,540
Supreme Petrochem Ltd.	987	10,120
Supriya Lifescience Ltd.	144	936
Suraj Estate Developers Ltd.(1)	124	1,180
Surya Roshni Ltd.	219	1,765
Suryoday Small Finance Bank Ltd.(1)	516	1,177
Suven Pharmaceuticals Ltd.(1)	885	11,354
Suzlon Energy Ltd.(1)	25,493	23,068
Swaraj Engines Ltd.	94	3,816
Swelect Energy Systems Ltd.	70	850
Symphony Ltd.	66	1,229
Syngene International Ltd.	656	6,795
TAJGVK Hotels & Resorts Ltd.	52	206
Talbros Automotive Components Ltd.	46	193
Tanla Platforms Ltd.	65	720
TARC Ltd.(1)	262	716
Tata Chemicals Ltd.	618	7,975
Tata Communications Ltd.	556	13,006
Tata Consultancy Services Ltd.	2,199	119,465
Tata Consumer Products Ltd.	746	10,679
Tata Elxsi Ltd.	26	2,481
Tata Investment Corp. Ltd.	81	7,031
Tata Motors Ltd.	7,054	93,502
Tata Motors Ltd.(1)	1,426	18,894
Tata Power Co. Ltd.	2,643	13,695
Tata Steel Ltd.	38,969	71,048
TCNS Clothing Co. Ltd.(1)	77	524
TD Power Systems Ltd.	539	2,745
TeamLease Services Ltd.(1)	36	1,352
Tech Mahindra Ltd.	2,542	49,687
Techno Electric & Engineering Co. Ltd.	182	3,549
Technocraft Industries India Ltd.(1)	32	1,332
Texmaco Infrastructure & Holdings Ltd.	112	178
Thermax Ltd.	64	3,333
Thirumalai Chemicals Ltd.	620	2,492
Thomas Cook India Ltd.	1,073	2,951
Thyrocare Technologies Ltd.	43	442
Tide Water Oil Co. India Ltd.	14	436
Time Technoplast Ltd.	1,131	5,407
Timken India Ltd.	133	6,100
Tips Industries Ltd.	329	2,953
Titagarh Rail System Ltd.	488	8,281
Titan Co. Ltd.	170	7,228
Torrent Pharmaceuticals Ltd.	467	19,409
Torrent Power Ltd.	1,084	22,542
Tourism Finance Corp. of India Ltd.	842	1,795
TransIndia Real Estate Ltd.	390	227

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
Trent Ltd.	310	$26,424
Trident Ltd.	15,402	6,793
Triveni Engineering & Industries Ltd.	946	5,376
Triveni Turbine Ltd.	860	7,377
TTK Prestige Ltd.	78	872
Tube Investments of India Ltd.	124	5,963
TV18 Broadcast Ltd.(1)	525	320
TVS Holdings Ltd.	27	4,484
TVS Motor Co. Ltd.	248	8,318
Uflex Ltd.	1,039	9,466
Ugro Capital Ltd.(1)	604	1,693
Ujjivan Small Finance Bank Ltd.	3,845	2,012
UltraTech Cement Ltd.	277	37,347
Union Bank of India Ltd.	8,392	12,164
Unitech Ltd.(1)	2,523	280
United Spirits Ltd.	647	11,373
UNO Minda Ltd.	567	7,943
UPL Ltd.	5,404	38,535
Usha Martin Ltd.	749	2,959
UTI Asset Management Co. Ltd.	445	6,082
Utkarsh Small Finance Bank Ltd.	4,851	2,833
VA Tech Wabag Ltd.(1)	532	8,085
Vaibhav Global Ltd.	46	174
Valor Estate Ltd.(1)	418	982
Vardhman Textiles Ltd.	1,442	8,512
Varun Beverages Ltd.	1,244	22,260
Vascon Engineers Ltd.(1)	223	184
Vedant Fashions Ltd.	37	552
Vedanta Ltd.	8,114	45,274
Venky's India Ltd.	20	558
Vesuvius India Ltd.	35	2,260
V-Guard Industries Ltd.	982	5,372
Vijaya Diagnostic Centre Pvt Ltd.	341	3,712
Vinati Organics Ltd.	244	5,731
Vindhya Telelinks Ltd.	15	444
Vishnu Chemicals Ltd.(1)	120	575
V-Mart Retail Ltd.(1)	172	7,377
Voltamp Transformers Ltd.	36	6,059
Voltas Ltd.	498	10,358
VST Tillers Tractors Ltd.(1)	9	458
Waaree Renewable Technologies Ltd.	204	3,737
Welspun Corp. Ltd.	295	2,497
Welspun Enterprises Ltd.	906	6,355
Welspun Living Ltd.	1,394	3,208
West Coast Paper Mills Ltd.	65	473
Westlife Foodworld Ltd.(1)	549	5,386
Wheels India Ltd.	142	1,358
Whirlpool of India Ltd.	183	4,764
Windlas Biotech Ltd.	35	343
Wipro Ltd., ADR	3,803	24,453
WNS Holdings Ltd.(1)	45	2,664
Wockhardt Ltd.(1)	367	4,613
Wonderla Holidays Ltd.	125	1,261
Xchanging Solutions Ltd.	85	128

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
Yatharth Hospital & Trauma Care Services Ltd., Class C(1)	110	$687
Yes Bank Ltd.(1)	64,679	18,243
Yuken India Ltd.	93	1,416
Zen Technologies Ltd.	58	1,177
Zensar Technologies Ltd.	1,465	13,413
ZF Commercial Vehicle Control Systems India Ltd.	12	2,230
Zomato Ltd.(1)	8,813	26,297
Zuari Industries Ltd.	46	216
		6,736,162
Indonesia — 2.8%
Adaro Energy Indonesia Tbk. PT	183,500	42,257
AKR Corporindo Tbk. PT	120,400	11,650
Amman Mineral Internasional PT(1)	11,400	7,871
Aneka Tambang Tbk. PT	100,000	8,987
Aspirasi Hidup Indonesia Tbk. PT	91,700	4,237
Astra International Tbk. PT	135,900	44,819
Bank Central Asia Tbk. PT	123,900	82,604
Bank Jago Tbk. PT(1)	3,000	558
Bank Mandiri Persero Tbk. PT	229,600	106,097
Bank Negara Indonesia Persero Tbk. PT	81,300	28,132
Bank Rakyat Indonesia Persero Tbk. PT	158,200	52,674
Bank Tabungan Negara Persero Tbk. PT	69,400	6,335
Barito Pacific Tbk. PT	40,622	3,005
BFI Finance Indonesia Tbk. PT	101,700	6,677
Bukalapak.com Tbk. PT(1)	24,700	187
Bukit Asam Tbk. PT	58,300	10,292
Bumi Resources Minerals Tbk. PT(1)	497,000	5,208
Bumi Serpong Damai Tbk. PT(1)	19,600	1,630
Chandra Asri Pacific Tbk. PT	11,900	7,682
Charoen Pokphand Indonesia Tbk. PT	22,400	7,037
Ciputra Development Tbk. PT	107,300	9,015
Delta Dunia Makmur Tbk. PT	160,400	7,569
Dharma Satya Nusantara Tbk. PT	91,000	4,656
Elang Mahkota Teknologi Tbk. PT	100,900	2,625
Erajaya Swasembada Tbk. PT	24,700	676
ESSA Industries Indonesia Tbk. PT	152,800	8,792
Gajah Tunggal Tbk. PT	14,200	1,213
Global Mediacom Tbk. PT(1)	23,100	341
Harum Energy Tbk. PT(1)	38,600	3,346
Indah Kiat Pulp & Paper Tbk. PT	25,200	13,213
Indo Tambangraya Megah Tbk. PT	6,300	11,088
Indocement Tunggal Prakarsa Tbk. PT	1,500	671
Indofood CBP Sukses Makmur Tbk. PT	5,100	3,790
Indofood Sukses Makmur Tbk. PT	9,200	4,081
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	73,500	3,138
Japfa Comfeed Indonesia Tbk. PT(1)	100,100	10,333
Jasa Marga Persero Tbk. PT	21,800	7,558
Kalbe Farma Tbk. PT	61,700	6,584
Kawasan Industri Jababeka Tbk. PT(1)	325,500	3,221
Map Aktif Adiperkasa PT	13,300	748
Mark Dynamics Indonesia Tbk. PT	4,900	289
Medco Energi Internasional Tbk. PT	112,700	9,148
Media Nusantara Citra Tbk. PT(1)	121,300	2,559
Merdeka Copper Gold Tbk. PT(1)	18,300	2,783

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
Midi Utama Indonesia Tbk. PT	27,400	$759
Mitra Adiperkasa Tbk. PT	33,600	3,247
Mitra Keluarga Karyasehat Tbk. PT	17,700	3,506
Mitra Pinasthika Mustika Tbk. PT	7,800	520
Pabrik Kertas Tjiwi Kimia Tbk. PT	18,400	8,808
Pakuwon Jati Tbk. PT	39,600	1,220
Panin Financial Tbk. PT(1)	165,900	4,420
Perusahaan Gas Negara Tbk. PT	71,500	7,121
Petrindo Jaya Kreasi Tbk. PT(1)	900	553
Petrosea Tbk. PT	4,300	3,509
Sarana Menara Nusantara Tbk. PT	162,000	8,754
Semen Indonesia Persero Tbk. PT	7,700	1,999
Sumber Alfaria Trijaya Tbk. PT	116,200	21,831
Summarecon Agung Tbk. PT	148,500	5,859
Surya Semesta Internusa Tbk. PT	57,500	4,467
Telkom Indonesia Persero Tbk. PT, ADR	2,179	42,708
Timah Tbk. PT(1)	47,600	3,085
Transcoal Pacific Tbk. PT	700	323
Unilever Indonesia Tbk. PT	20,300	2,979
United Tractors Tbk. PT	19,100	33,453
XL Axiata Tbk. PT	75,600	10,896
		725,393
Malaysia — 2.6%
Aeon Co. M Bhd.	12,000	3,998
AFFIN Bank Bhd.	10,000	7,594
Alliance Bank Malaysia Bhd.	10,000	9,979
AMMB Holdings Bhd.	19,600	23,600
Axiata Group Bhd.	16,500	9,724
Bank Islam Malaysia Bhd.	8,000	4,929
Berjaya Corp. Bhd.(1)	81,800	5,858
Bermaz Auto Bhd.	13,400	7,757
Bumi Armada Bhd.(1)	21,500	2,666
Bursa Malaysia Bhd.	5,700	12,183
Cahya Mata Sarawak Bhd.	13,300	4,162
Carlsberg Brewery Malaysia Bhd.	400	1,776
CCK Consolidated Holdings Bhd.	5,300	2,064
CELCOMDIGI Bhd.	3,700	3,315
CIMB Group Holdings Bhd.	34,400	65,409
CTOS Digital Bhd.	1,800	542
Dagang NeXchange Bhd.(1)	33,800	2,818
Datasonic Group Bhd.	15,700	1,695
Dayang Enterprise Holdings Bhd.	11,300	6,823
Dialog Group Bhd.	6,200	3,389
Dufu Technology Corp. Bhd.	2,400	1,051
DXN Holdings Bhd.	7,400	1,064
Eastern & Oriental Bhd.(1)	14,000	2,850
Eco World Development Group Bhd.	4,700	1,690
Econpile Holdings Bhd.(1)	1,000	92
Ekovest Bhd.(1)	2,100	175
Fraser & Neave Holdings Bhd.	600	4,154
Frontken Corp. Bhd.	4,400	3,667
Gamuda Bhd.	4,600	7,983
Genting Bhd.	17,000	16,986
Genting Malaysia Bhd.	19,200	11,204

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
Greatech Technology Bhd.(1)	1,400	$1,531
Hartalega Holdings Bhd.(1)	2,300	1,316
Heineken Malaysia Bhd.	600	3,191
Hiap Teck Venture Bhd.	14,000	1,088
Hibiscus Petroleum Bhd.	7,600	3,876
Hong Leong Bank Bhd.	1,500	7,372
Hup Seng Industries Bhd.	3,700	994
IHH Healthcare Bhd.	4,400	6,384
IJM Corp. Bhd.	16,800	11,181
Inari Amertron Bhd.	4,700	3,431
IOI Corp. Bhd.	1,400	1,303
IOI Properties Group Bhd.	12,100	5,788
Iskandar Waterfront City Bhd.(1)	14,500	1,744
ITMAX SYSTEM Bhd.	2,000	1,587
Jaya Tiasa Holdings Bhd.	13,400	3,442
Kelington Group Bhd.	6,900	4,829
Kossan Rubber Industries Bhd.	3,300	1,390
KPJ Healthcare Bhd.	4,900	2,178
KSL Holdings Bhd.(1)	6,400	2,626
Kuala Lumpur Kepong Bhd.	500	2,515
LBS Bina Group Bhd.	14,600	2,098
Mah Sing Group Bhd.	27,800	10,489
Malayan Banking Bhd.	15,400	38,420
Malayan Cement Bhd.	500	628
Malayan Flour Mills Bhd.	16,800	2,859
Malaysia Airports Holdings Bhd.	6,500	15,784
Malaysian Pacific Industries Bhd.	300	2,056
Malaysian Resources Corp. Bhd.	25,500	3,250
Matrix Concepts Holdings Bhd.	5,000	2,189
Maxis Bhd.	1,900	1,698
MBSB Bhd.	27,200	5,072
Mi Technovation Bhd.	400	183
MISC Bhd.	4,500	8,739
Mr. DIY Group M Bhd.	14,600	6,950
My EG Services Bhd.	18,700	3,874
Naim Holdings Bhd.(1)	2,800	799
Nationgate Holdings Bhd.	2,600	1,145
Nestle Malaysia Bhd.	300	7,367
OSK Holdings Bhd.	4,500	1,637
PA Resources Bhd.	2,100	165
Pecca Group Bhd.	4,300	1,213
Pentamaster Corp. Bhd.	2,400	2,199
Perdana Petroleum Bhd.(1)	4,200	360
Petronas Chemicals Group Bhd.	1,200	1,613
Petronas Dagangan Bhd.	100	488
Petronas Gas Bhd.	4,500	19,040
PPB Group Bhd.	2,200	7,428
Press Metal Aluminium Holdings Bhd.	10,800	12,439
Public Bank Bhd.	35,200	39,258
QL Resources Bhd.	3,900	5,866
Ranhill Utilities Bhd.(1)	9,819	2,958
RGB International Bhd.	19,800	1,743
RHB Bank Bhd.	8,700	12,346
SD Guthrie Bhd.	3,400	3,602

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
Sime Darby Bhd.	9,700	$5,572
Sime Darby Property Bhd.	31,400	10,189
SKP Resources Bhd.	21,300	5,587
SP Setia Bhd. Group	24,000	6,126
Supermax Corp. Bhd.(1)	5,300	963
Telekom Malaysia Bhd.	5,900	9,228
Tenaga Nasional Bhd.	16,200	54,910
TH Plantations Bhd.	1,700	238
TIME dotCom Bhd.	2,100	2,440
Top Glove Corp. Bhd.(1)	14,000	2,982
TSH Resources Bhd.	4,100	1,091
UEM Sunrise Bhd.	7,400	1,508
Unisem M Bhd.	2,200	1,607
United Plantations Bhd.	900	5,423
Velesto Energy Bhd.	83,600	4,071
ViTrox Corp. Bhd.	1,000	843
VS Industry Bhd.	36,000	9,107
VSTECS Bhd.	3,100	2,264
WCT Holdings Bhd.(1)	37,800	9,296
Yinson Holdings Bhd.	4,600	3,056
YTL Corp. Bhd.	10,600	7,141
YTL Power International Bhd.	12,200	10,998
		679,558
Mexico — 3.4%
Alfa SAB de CV, Class A	38,064	22,188
Alpek SAB de CV(1)	7,932	5,107
Alsea SAB de CV	3,732	10,252
America Movil SAB de CV, ADR	4,155	68,807
Arca Continental SAB de CV	700	6,312
Banco del Bajio SA	13,800	34,391
Bolsa Mexicana de Valores SAB de CV	1,632	2,511
Cemex SAB de CV, ADR	4,998	30,638
Coca-Cola Femsa SAB de CV	2,164	18,291
Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)	1,653	9,439
Corp. Inmobiliaria Vesta SAB de CV	7,632	20,919
Fomento Economico Mexicano SAB de CV, ADR	414	42,551
GCC SAB de CV	1,400	10,734
Genomma Lab Internacional SAB de CV, Class B	17,032	16,423
Gentera SAB de CV	19,600	21,317
Gruma SAB de CV, B Shares	2,337	43,011
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	322	20,631
Grupo Aeroportuario del Pacifico SAB de CV, ADR	252	44,775
Grupo Aeroportuario del Sureste SAB de CV, ADR	91	24,514
Grupo Bimbo SAB de CV, Series A	2,464	8,847
Grupo Carso SAB de CV, Series A1	1,400	8,577
Grupo Financiero Banorte SAB de CV, Class O	17,000	117,869
Grupo Financiero Inbursa SAB de CV, Class O(1)	10,964	26,054
Grupo Mexico SAB de CV, Series B	12,832	65,905
Grupo Televisa SAB, ADR	9,085	18,079
Industrias Penoles SAB de CV(1)	2,532	30,595
Kimberly-Clark de Mexico SAB de CV, A Shares	9,332	15,319
La Comer SAB de CV	2,564	4,361
Megacable Holdings SAB de CV	19,600	42,098
Nemak SAB de CV(1)	14,232	1,612

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
Operadora De Sites Mexicanos SAB de CV	2,564	$2,187
Orbia Advance Corp. SAB de CV	2,100	2,259
Promotora y Operadora de Infraestructura SAB de CV	1,234	11,530
Qualitas Controladora SAB de CV	2,100	16,820
Regional SAB de CV	2,800	17,804
Wal-Mart de Mexico SAB de CV	10,764	34,258
		876,985
Peru — 0.5%
Cia de Minas Buenaventura SAA, ADR	471	5,841
Credicorp Ltd.	415	74,015
Intercorp Financial Services, Inc.	590	14,986
Southern Copper Corp.	235	23,904
		118,746
Philippines — 1.0%
Aboitiz Equity Ventures, Inc.	2,900	1,715
ACEN Corp.	63,000	6,110
Ayala Corp.	1,070	11,546
Ayala Land, Inc.	9,100	5,719
Bank of the Philippine Islands	9,800	21,814
BDO Unibank, Inc.	12,490	34,014
Century Pacific Food, Inc.	6,300	4,110
Converge Information & Communications Technology Solutions, Inc.(1)	54,100	14,487
DigiPlus Interactive Corp.	23,300	9,331
DMCI Holdings, Inc.	34,300	7,151
GT Capital Holdings, Inc.	1,270	14,134
International Container Terminal Services, Inc.	4,500	31,773
JG Summit Holdings, Inc.	13,500	5,653
Jollibee Foods Corp.	2,760	12,784
Manila Electric Co.	1,470	11,137
Manila Water Co., Inc.	3,500	1,694
Metropolitan Bank & Trust Co.	22,330	29,284
PLDT, Inc., ADR	499	13,448
Semirara Mining & Power Corp.	8,400	5,076
SM Investments Corp.	390	6,157
SM Prime Holdings, Inc.	15,600	8,602
Universal Robina Corp.	2,540	4,121
		259,860
Poland — 1.9%
Alior Bank SA	1,562	41,261
Allegro.eu SA(1)	2,297	22,626
Asseco Poland SA	241	5,621
Bank Millennium SA(1)	10,179	23,659
Bank Polska Kasa Opieki SA	1,263	51,742
Budimex SA	86	13,367
CCC SA(1)	715	28,617
CD Projekt SA	99	4,680
Cyfrowy Polsat SA(1)	779	2,977
Dino Polska SA(1)	161	13,385
Enea SA(1)	3,717	10,153
Eurocash SA	791	2,022
Grupa Azoty SA(1)	448	2,057
Grupa Kety SA	170	34,110
Jastrzebska Spolka Weglowa SA(1)	189	1,252
KGHM Polska Miedz SA	791	28,390

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
KRUK SA	83	$9,534
LPP SA	7	26,623
mBank SA(1)	21	3,474
Orange Polska SA	3,472	7,788
ORLEN SA(1)	2,443	40,659
Pepco Group NV(1)	798	3,730
PGE Polska Grupa Energetyczna SA(1)	3,712	6,492
Powszechna Kasa Oszczednosci Bank Polski SA	2,280	34,145
Powszechny Zaklad Ubezpieczen SA	2,270	27,334
Santander Bank Polska SA	108	14,538
Tauron Polska Energia SA(1)	11,837	10,840
XTB SA	946	16,725
		487,801
South Africa — 5.1%
Absa Group Ltd.	6,469	63,786
AECI Ltd.	2,171	12,948
African Rainbow Minerals Ltd.	1,374	13,454
Anglo American Platinum Ltd.	106	3,660
Anglogold Ashanti PLC	371	10,980
Aspen Pharmacare Holdings Ltd.	2,311	31,044
Astral Foods Ltd.(1)	380	3,708
AVI Ltd.	3,746	21,341
Barloworld Ltd.	3,404	17,849
Bid Corp. Ltd.	1,065	26,870
Bidvest Group Ltd.	1,738	28,281
Capitec Bank Holdings Ltd.	240	39,199
Clicks Group Ltd.	1,213	25,249
Coronation Fund Managers Ltd.	2,149	4,885
Dis-Chem Pharmacies Ltd.	5,621	10,986
Discovery Ltd.	945	8,087
Exxaro Resources Ltd.	2,163	19,377
FirstRand Ltd.	20,841	100,211
Fortress Real Estate Investments Ltd., Class B	13,867	15,006
Foschini Group Ltd.	4,271	34,627
Gold Fields Ltd., ADR	3,955	54,342
Harmony Gold Mining Co. Ltd., ADR	3,039	29,387
Impala Platinum Holdings Ltd.	10,487	45,165
Investec Ltd.	987	7,477
Kumba Iron Ore Ltd.	205	4,059
Life Healthcare Group Holdings Ltd.	7,371	5,928
Momentum Group Ltd.	22,394	34,980
Mr. Price Group Ltd.	2,150	29,078
MTN Group Ltd.	1,674	8,338
MultiChoice Group(1)	2,248	13,910
Naspers Ltd., N Shares	296	61,062
Nedbank Group Ltd.	3,404	56,348
NEPI Rockcastle NV(1)	3,194	26,047
Netcare Ltd.	6,953	5,293
Ninety One Ltd.	1,373	3,004
Northam Platinum Holdings Ltd.	5,810	34,432
Old Mutual Ltd.	50,290	36,359
Omnia Holdings Ltd.	3,373	11,951
OUTsurance Group Ltd.	4,111	11,005
Pepkor Holdings Ltd.	4,963	6,120

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
Pick n Pay Stores Ltd.(1)	3,300	$4,497
Reinet Investments SCA	940	25,223
Remgro Ltd.	1,674	13,577
Sanlam Ltd.	6,218	31,000
Santam Ltd.	287	5,655
Sappi Ltd.	9,305	23,812
Sasol Ltd., ADR	2,041	15,532
Shoprite Holdings Ltd.	1,638	28,382
Sibanye Stillwater Ltd., ADR	10,829	42,125
SPAR Group Ltd.(1)	793	5,673
Standard Bank Group Ltd.	5,646	75,837
Telkom SA SOC Ltd.(1)	5,027	7,933
Thungela Resources Ltd.	1,465	9,560
Tiger Brands Ltd.	576	7,600
Truworths International Ltd.	4,202	22,859
Vodacom Group Ltd.	2,445	15,110
We Buy Cars Pty. Ltd.(1)	1,603	2,752
Woolworths Holdings Ltd.	574	2,073
		1,315,033
South Korea — 15.8%
Able C&C Co. Ltd.	294	1,609
Aekyung Chemical Co. Ltd.	51	478
Aekyung Industrial Co. Ltd.	136	1,759
Agabang&Company(1)	50	153
Ahnlab, Inc.	19	772
Alteogen, Inc.(1)	59	14,081
Amorepacific Corp.	60	5,574
AMOREPACIFIC Group	91	1,699
Ananti, Inc.(1)	546	2,094
APR Corp.(1)	10	1,932
Asiana Airlines, Inc.(1)	464	3,394
BGF retail Co. Ltd.	57	5,036
BH Co. Ltd.	331	5,927
BNK Financial Group, Inc.	2,404	18,309
Boryung	198	1,759
C&C International Corp.(1)	14	1,082
Celltrion Pharm, Inc.(1)	8	414
Celltrion, Inc.	182	27,688
Cheil Worldwide, Inc.	642	8,731
Cheryong Electric Co. Ltd.	143	6,036
Chong Kun Dang Pharmaceutical Corp.	50	4,658
CJ CGV Co. Ltd.(1)	894	4,807
CJ CheilJedang Corp.	107	25,831
CJ Corp.	139	11,676
CJ ENM Co. Ltd.(1)	130	7,072
CJ Logistics Corp.	54	3,819
Classys, Inc.	132	4,980
Com2uSCorp	10	307
Cosmax, Inc.	95	8,649
CosmoAM&T Co. Ltd.(1)	32	2,582
Coway Co. Ltd.	442	22,253
CS Wind Corp.	57	2,758
Daeduck Electronics Co. Ltd.	224	3,367
Daesang Corp.	293	4,557

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
Daewoo Engineering & Construction Co. Ltd.(1)	1,015	$3,070
Daewoong Co. Ltd.	77	1,478
Daewoong Pharmaceutical Co. Ltd.	38	4,265
Daishin Securities Co. Ltd.	254	3,177
Daou Data Corp.	23	186
Daou Technology, Inc.	73	989
DB HiTek Co. Ltd.	428	13,088
DB Insurance Co. Ltd.	514	44,742
Dentium Co. Ltd.	25	1,500
Devsisters Co. Ltd.(1)	4	121
DGB Financial Group, Inc.	1,512	9,495
DI Dong Il Corp.	29	681
DL E&C Co. Ltd.	388	9,608
DL Holdings Co. Ltd.	143	4,934
DN Automotive Corp.	5	333
Dong-A Socio Holdings Co. Ltd.	7	660
Dong-A ST Co. Ltd.	7	400
Dongjin Semichem Co. Ltd.	402	9,450
DongKook Pharmaceutical Co. Ltd.	58	791
Dongkuk Steel Mill Co. Ltd.	410	2,540
Dongsuh Cos., Inc.	97	1,354
Dongwha Enterprise Co. Ltd.(1)	30	250
Dongwon F&B Co. Ltd.	90	2,276
Dongwon Systems Corp.	48	1,514
Doosan Bobcat, Inc.	416	12,415
Doosan Co. Ltd.	29	3,253
Doosan Enerbility Co. Ltd.(1)	2,531	34,355
Doosan Tesna, Inc.	102	2,509
DoubleUGames Co. Ltd.	25	921
Douzone Bizon Co. Ltd.	69	3,109
Dreamtech Co. Ltd.	44	306
Duk San Neolux Co. Ltd.(1)	4	101
Ecopro BM Co. Ltd.(1)	76	9,595
Ecopro Co. Ltd.(1)	44	2,826
Ecopro HN Co. Ltd.	101	3,516
Ecopro Materials Co. Ltd.(1)	3	205
E-MART, Inc.	102	4,867
EMRO, Inc.(1)	57	2,172
EM-Tech Co. Ltd.	40	765
Enchem Co. Ltd.(1)	16	2,303
Eo Technics Co. Ltd.	20	2,582
Eugene Investment & Securities Co. Ltd.	917	3,034
Eugene Technology Co. Ltd.	33	1,140
F&F Co. Ltd.	23	1,011
Fila Holdings Corp.	353	11,201
Gaonchips Co. Ltd.(1)	57	2,060
GOLFZON Co. Ltd.	55	2,727
Gradiant Corp.	37	340
Grand Korea Leisure Co. Ltd.	304	2,547
Green Cross Corp.	16	2,046
Green Cross Holdings Corp.	27	337
GS Engineering & Construction Corp.(1)	612	9,412
GS Holdings Corp.	494	16,704
GS Retail Co. Ltd.	290	4,786

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
HAESUNG DS Co. Ltd.	96	$2,126
Hana Financial Group, Inc.	2,073	96,239
Hana Materials, Inc.	30	776
Hana Micron, Inc.	116	1,107
Hana Tour Service, Inc.	109	4,033
Hancom, Inc.	35	483
Handsome Co. Ltd.	45	554
Hanil Cement Co. Ltd.	269	2,985
Hanjin Kal Corp.	34	1,742
Hankook & Co. Co. Ltd.	77	982
Hankook Tire & Technology Co. Ltd.	666	21,679
Hanmi Pharm Co. Ltd.	17	4,019
Hanmi Science Co. Ltd.	24	593
Hanmi Semiconductor Co. Ltd.	99	8,555
Hanon Systems	42	128
Hansae Co. Ltd.	204	2,522
Hansol Chemical Co. Ltd.	100	10,822
Hanssem Co. Ltd.	84	3,443
Hanwha Aerospace Co. Ltd.	240	52,102
Hanwha Corp.	426	9,290
Hanwha Corp., Preference Shares	217	2,493
Hanwha Engine(1)	159	1,644
Hanwha General Insurance Co. Ltd.	893	3,903
Hanwha Investment & Securities Co. Ltd.(1)	1,043	2,661
Hanwha Life Insurance Co. Ltd.	2,716	6,046
Hanwha Ocean Co. Ltd.(1)	197	5,100
Hanwha Solutions Corp.	165	3,211
Hanwha Systems Co. Ltd.	136	1,901
Harim Holdings Co. Ltd.	337	1,399
HD Hyundai Co. Ltd.	471	28,551
HD Hyundai Construction Equipment Co. Ltd.	152	6,024
HD Hyundai Electric Co. Ltd.	148	33,882
HD Hyundai Heavy Industries Co. Ltd.(1)	91	13,215
HD Hyundai Infracore Co. Ltd.(1)	1,416	7,634
HD HYUNDAI MIPO	59	4,563
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	352	50,509
HDC Hyundai Development Co-Engineering & Construction, E Shares	521	10,122
Hite Jinro Co. Ltd.	329	5,101
HK inno N Corp.	5	180
HL Mando Co. Ltd.	358	9,137
HLB, Inc.(1)	82	5,503
HMM Co. Ltd.	1,316	16,777
Hotel Shilla Co. Ltd.	39	1,391
HPSP Co. Ltd.	274	6,116
HS Hyosung Corp.(1)	3	102
Hugel, Inc.(1)	14	2,853
Humedix Co. Ltd.	85	2,121
HYBE Co. Ltd.	41	5,676
Hyosung Advanced Materials Corp.	28	5,947
Hyosung Corp.	17	629
Hyosung Heavy Industries Corp.	51	11,074
Hyosung TNC Corp.	35	7,800
HYUNDAI Corp.	77	1,114
Hyundai Department Store Co. Ltd.	170	6,089

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
Hyundai Elevator Co. Ltd.	228	$7,183
Hyundai Engineering & Construction Co. Ltd.	506	12,145
Hyundai Glovis Co. Ltd.	409	34,383
Hyundai Home Shopping Network Corp.	18	646
Hyundai Marine & Fire Insurance Co. Ltd.	829	21,600
Hyundai Mobis Co. Ltd.	281	45,851
Hyundai Motor Co.	665	127,560
Hyundai Rotem Co. Ltd.	731	29,568
Hyundai Steel Co.	516	9,832
Hyundai Wia Corp.	139	5,337
Industrial Bank of Korea	2,555	26,434
Innocean Worldwide, Inc.	219	3,230
Innox Advanced Materials Co. Ltd.	218	4,754
Intellian Technologies, Inc.	89	3,694
Interflex Co. Ltd.(1)	26	239
INTOPS Co. Ltd.	58	1,062
IS Dongseo Co. Ltd.	35	638
i-SENS, Inc.	6	75
IsuPetasys Co. Ltd.	158	4,948
JB Financial Group Co. Ltd.	1,415	15,002
Jeju Air Co. Ltd.(1)	429	3,054
Jin Air Co. Ltd.(1)	291	2,308
Jusung Engineering Co. Ltd.	64	1,293
JW Pharmaceutical Corp.	92	2,046
JYP Entertainment Corp.	2	77
K Car Co. Ltd.	130	1,327
Kakao Corp.	212	5,927
Kakao Games Corp.(1)	26	356
KakaoBank Corp.	145	2,408
Kakaopay Corp.(1)	12	227
Kangwon Land, Inc.	581	6,956
KB Financial Group, Inc., ADR	2,108	136,767
KC Co. Ltd.	39	559
KC Tech Co. Ltd.	25	667
KCC Corp.	43	9,234
KCC Glass Corp.	26	803
KEPCO Engineering & Construction Co., Inc.	48	2,416
KEPCO Plant Service & Engineering Co. Ltd.	256	7,979
KG Dongbusteel	272	1,177
KH Vatec Co. Ltd.	175	1,433
Kia Corp.	1,390	110,434
KISCO Corp.	395	2,503
KIWOOM Securities Co. Ltd.	114	11,555
Koh Young Technology, Inc.	79	638
Kolmar Korea Co. Ltd.	26	1,271
Kolon Industries, Inc.	201	5,271
KoMiCo Ltd.	23	1,167
Korea Aerospace Industries Ltd.	109	4,435
Korea Electric Power Corp., ADR(1)	1,437	11,726
Korea Electric Terminal Co. Ltd.	74	4,124
Korea Gas Corp.(1)	443	17,268
Korea Investment Holdings Co. Ltd.	490	26,747
Korea Line Corp.(1)	2,676	3,901
Korea Petrochemical Ind Co. Ltd.	30	2,344

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
Korea Zinc Co. Ltd.	73	$29,233
Korean Air Lines Co. Ltd.	1,529	25,250
Korean Reinsurance Co.	1,208	7,664
Krafton, Inc.(1)	153	37,444
KT Corp.	258	7,477
Kum Yang Co. Ltd.(1)	275	9,581
Kumho Petrochemical Co. Ltd.	143	14,665
Kumho Tire Co., Inc.(1)	1,641	5,696
Kyung Dong Navien Co. Ltd.	88	4,546
L&F Co. Ltd.(1)	43	3,034
LEENO Industrial, Inc.	29	4,254
LG Chem Ltd.	28	6,755
LG Corp.	405	24,048
LG Display Co. Ltd., ADR(1)	8,913	36,900
LG Electronics, Inc.	880	65,614
LG Energy Solution Ltd.(1)	61	17,768
LG H&H Co. Ltd.	70	18,586
LG Innotek Co. Ltd.	175	36,503
LG Uplus Corp.	2,259	16,490
LIG Nex1 Co. Ltd.	145	21,184
LigaChem Biosciences, Inc.(1)	40	2,893
Lotte Chemical Corp.	53	3,290
Lotte Chilsung Beverage Co. Ltd.	33	3,252
Lotte Corp.	126	2,338
Lotte Energy Materials Corp.	49	1,443
LOTTE Fine Chemical Co. Ltd.	130	4,745
Lotte Innovate Co. Ltd.	28	563
Lotte Rental Co. Ltd.	215	5,039
Lotte Shopping Co. Ltd.	77	3,599
Lotte Wellfood Co. Ltd.	28	2,945
LS Corp.	194	16,510
LS Electric Co. Ltd.	192	24,093
LVMC Holdings(1)	301	551
LX International Corp.	243	5,832
LX Semicon Co. Ltd.	215	11,072
Mcnex Co. Ltd.	22	322
MegaStudyEdu Co. Ltd.	98	3,621
Meritz Financial Group, Inc.	602	41,096
Mirae Asset Securities Co. Ltd.	1,486	9,317
MNTech Co. Ltd.(1)	90	761
Myoung Shin Industrial Co. Ltd.	209	1,832
Naturecell Co. Ltd.(1)	32	246
NAVER Corp.	219	27,782
NCSoft Corp.	25	3,517
Neowiz	67	1,070
NEPES Corp.(1)	80	596
Netmarble Corp.(1)	47	2,145
Nexen Tire Corp.	131	755
Nexon Games Co. Ltd.(1)	58	830
NH Investment & Securities Co. Ltd.	928	9,487
NHN Corp.	135	2,013
NICE Information Service Co. Ltd.	61	469
NongShim Co. Ltd.	53	15,304
OCI Co. Ltd.	54	3,251

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
OCI Holdings Co. Ltd.	114	$6,101
Orion Corp.	217	14,946
Orion Holdings Corp.	42	492
Ottogi Corp.	19	5,925
Pan Ocean Co. Ltd.	3,255	9,056
Paradise Co. Ltd.	499	4,186
Park Systems Corp.	24	3,426
Partron Co. Ltd.	147	839
Pearl Abyss Corp.(1)	89	2,263
PharmaResearch Co. Ltd.	56	7,303
PI Advanced Materials Co. Ltd.(1)	148	2,931
Poongsan Corp.	237	11,427
Posco DX Co. Ltd.	51	1,021
POSCO Future M Co. Ltd.	112	18,085
POSCO Holdings, Inc., ADR	287	18,316
Posco International Corp.	421	17,831
Posco M-Tech Co. Ltd.	6	74
PSK, Inc.	76	1,472
Rainbow Robotics(1)	9	977
S&S Tech Corp.	30	598
S-1 Corp.	157	6,961
Sam Chun Dang Pharm Co. Ltd.	26	3,083
Sam Young Electronics Co. Ltd.	21	139
Samsung Biologics Co. Ltd.(1)	25	18,333
Samsung C&T Corp.	144	15,936
Samsung E&A Co. Ltd.(1)	418	7,959
Samsung Electro-Mechanics Co. Ltd.	321	34,378
Samsung Electronics Co. Ltd., GDR	412	579,042
Samsung Fire & Marine Insurance Co. Ltd.	210	54,552
Samsung Heavy Industries Co. Ltd.(1)	6,119	48,238
Samsung Life Insurance Co. Ltd.	396	28,925
Samsung SDI Co. Ltd.	176	46,842
Samsung SDS Co. Ltd.	264	29,803
Samsung Securities Co. Ltd.	682	24,158
Samyang Foods Co. Ltd.	57	21,148
Samyang Holdings Corp.	7	381
SD Biosensor, Inc.(1)	70	561
SeAH Besteel Holdings Corp.	212	3,178
SeAH Steel Holdings Corp.	17	2,297
Sebang Global Battery Co. Ltd.	77	5,848
Seegene, Inc.	108	2,088
Seojin System Co. Ltd.(1)	35	653
Seoul Semiconductor Co. Ltd.	526	3,798
Seoyon E-Hwa Co. Ltd.	61	678
SFA Semicon Co. Ltd.(1)	40	120
Shinhan Financial Group Co. Ltd., ADR	2,415	102,517
Shinsegae International, Inc.	30	298
Shinsegae, Inc.	87	9,819
Shinsung E&G Co. Ltd.(1)	120	151
Silicon2 Co. Ltd.(1)	58	1,683
SIMMTECH Co. Ltd.	8	128
SK Biopharmaceuticals Co. Ltd.(1)	19	1,638
SK Bioscience Co. Ltd.(1)	8	333
SK Chemicals Co. Ltd.	44	1,640

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
SK Discovery Co. Ltd.	111	$2,947
SK Gas Ltd.	17	2,192
SK Hynix, Inc.	2,212	289,864
SK IE Technology Co. Ltd.(1)	4	99
SK Innovation Co. Ltd.(1)	468	38,696
SK Networks Co. Ltd.	1,475	5,656
SK Telecom Co. Ltd., ADR	737	16,973
SK, Inc.	175	18,794
SKC Co. Ltd.(1)	45	4,364
SL Corp.	160	4,054
SM Entertainment Co. Ltd.	27	1,272
SNT Dynamics Co. Ltd.	260	4,110
SNT Motiv Co. Ltd.	63	2,156
S-Oil Corp.	326	15,255
SOLUM Co. Ltd.(1)	339	4,817
Solus Advanced Materials Co. Ltd.	10	98
Soop Co. Ltd.	100	7,688
Soulbrain Co. Ltd.	36	6,400
Soulbrain Holdings Co. Ltd.	67	2,785
SPG Co. Ltd.	13	257
Studio Dragon Corp.(1)	85	2,403
Sung Kwang Bend Co. Ltd.	107	1,270
Sungwoo Hitech Co. Ltd.	475	2,591
Synopex, Inc.(1)	612	3,629
Taekwang Industrial Co. Ltd.	1	441
Taewoong Co. Ltd.(1)	96	1,023
Taihan Electric Wire Co. Ltd.(1)	946	8,742
TechWing, Inc.	157	4,836
TES Co. Ltd.	7	96
TK Corp.	107	1,176
TKG Huchems Co. Ltd.	250	3,519
Tokai Carbon Korea Co. Ltd.	7	528
Tongyang Life Insurance Co. Ltd.	166	812
Tway Air Co. Ltd.(1)	1,339	2,942
Unid Co. Ltd.	73	4,397
VT Co. Ltd.(1)	242	5,360
Webzen, Inc.	20	283
Won Tech Co. Ltd.	40	176
WONIK IPS Co. Ltd.(1)	58	1,488
Wonik QnC Corp.	34	694
Woori Financial Group, Inc.	4,986	59,705
Wysiwyg Studios Co. Ltd.(1)	260	281
YC Corp.(1)	80	841
YG Entertainment, Inc.	24	614
Youngone Corp.	90	2,562
Youngone Holdings Co. Ltd.	22	1,378
Yuhan Corp.	89	9,406
		4,054,633
Taiwan — 26.2%
Abico Avy Co. Ltd.(1)	2,000	2,022
Ability Enterprise Co. Ltd.	2,000	3,116
Accton Technology Corp.	1,000	15,923
Acer, Inc.	9,000	12,343
ACES Electronic Co. Ltd.(1)	1,000	1,657

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
Acter Group Corp. Ltd.	1,000	$8,728
Advanced International Multitech Co. Ltd.	2,000	5,238
Advancetek Enterprise Co. Ltd.	3,000	6,093
Allied Supreme Corp.	1,000	11,939
Alltop Technology Co. Ltd.	1,000	7,363
Altek Corp.	3,000	3,599
Ambassador Hotel	2,000	3,819
AMPOC Far-East Co. Ltd.	1,000	2,763
AmTRAN Technology Co. Ltd.(1)	8,000	5,684
APAQ Technology Co. Ltd.	2,000	10,364
APCB, Inc.	1,000	617
Ardentec Corp.	2,000	4,339
ASE Technology Holding Co. Ltd., ADR	8,541	85,325
Asia Cement Corp.	13,000	18,318
Asia Optical Co., Inc.	1,000	3,829
Asia Vital Components Co. Ltd.	1,000	18,928
Asustek Computer, Inc.	2,000	33,544
AUO Corp.(1)	33,000	16,968
Axiomtek Co. Ltd.	1,000	2,824
Azurewave Technologies, Inc.	1,000	1,380
Bank of Kaohsiung Co. Ltd.	2,060	773
BES Engineering Corp.	4,000	1,673
Bizlink Holding, Inc.	2,000	28,465
Browave Corp.	1,000	5,403
Capital Futures Corp.	1,000	1,743
Capital Securities Corp.	11,000	7,492
Career Technology MFG. Co. Ltd.(1)	2,000	1,482
Caswell, Inc.	1,000	4,763
Catcher Technology Co. Ltd.	5,000	36,931
Cathay Financial Holding Co. Ltd.	59,000	117,292
Center Laboratories, Inc.	1,000	1,466
Central Reinsurance Co. Ltd.	4,000	3,465
Century Iron & Steel Industrial Co. Ltd.	2,000	14,874
Chailease Holding Co. Ltd.	1,020	4,646
Chang Hwa Commercial Bank Ltd.	17,544	9,685
Chang Wah Electromaterials, Inc.	3,000	5,842
Charoen Pokphand Enterprise	1,000	3,097
Chen Full International Co. Ltd.	1,000	1,400
Chenbro Micom Co. Ltd.	1,000	9,175
Cheng Loong Corp.	4,000	3,239
Cheng Mei Materials Technology Corp.(1)	6,000	2,621
Cheng Shin Rubber Industry Co. Ltd.	14,000	21,754
Cheng Uei Precision Industry Co. Ltd.	8,000	17,950
Chenming Electronic Technology Corp.	2,000	7,169
Chicony Electronics Co. Ltd.	4,000	20,280
Chicony Power Technology Co. Ltd.	1,000	4,006
Chien Kuo Construction Co. Ltd.	2,000	1,451
China Airlines Ltd.	29,000	18,689
China Container Terminal Corp.	1,000	987
China Glaze Co. Ltd.	1,000	679
China Man-Made Fiber Corp.(1)	5,000	1,278
China Metal Products	3,000	3,706
China Motor Corp.	2,000	4,935
China Petrochemical Development Corp.(1)	20,000	6,089

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
China Steel Corp.	16,000	$11,136
China Wire & Cable Co. Ltd.	1,000	1,257
Chinese Maritime Transport Ltd.	1,000	1,353
Chin-Poon Industrial Co. Ltd.	1,000	1,355
Chipbond Technology Corp.	2,000	4,193
ChipMOS Technologies, Inc.	5,000	5,977
Chong Hong Construction Co. Ltd.	2,000	7,200
Chroma ATE, Inc.	1,000	10,211
Chung Hung Steel Corp.	1,000	605
Chung-Hsin Electric & Machinery Manufacturing Corp.	5,000	26,839
Chunghwa Telecom Co. Ltd., ADR	749	28,949
Cleanaway Co. Ltd.	1,000	5,975
Clevo Co.	3,000	5,541
CMC Magnetics Corp.(1)	10,000	4,151
Collins Co. Ltd.	1,000	626
Compal Electronics, Inc.	10,000	10,404
Compeq Manufacturing Co. Ltd.	10,000	25,664
Compucase Enterprise	1,000	2,285
Concord International Securities Co. Ltd.	4,100	2,464
Concord Securities Co. Ltd.	8,400	3,707
Continental Holdings Corp.	3,000	3,257
Contrel Technology Co. Ltd.	1,000	2,062
Coretronic Corp.	3,000	7,558
Cryomax Cooling System Corp.	1,050	1,664
CSBC Corp. Taiwan(1)	1,000	582
CTBC Financial Holding Co. Ltd.	102,000	104,197
CTCI Corp.	6,000	9,414
CviLux Corp.	1,000	2,115
CyberPower Systems, Inc.	1,000	8,877
Da-Li Development Co. Ltd.	4,200	8,195
Darfon Electronics Corp.	2,000	3,328
Darwin Precisions Corp.(1)	3,000	1,411
Daxin Materials Corp.	1,000	5,513
Delta Electronics, Inc.	3,000	37,400
Depo Auto Parts Ind Co. Ltd.	1,000	7,774
DFI, Inc.	1,000	2,567
Dimerco Express Corp.	1,000	2,767
Dynamic Holding Co. Ltd.	1,000	2,057
Dynapack International Technology Corp.	2,000	6,463
E Ink Holdings, Inc.	1,000	9,555
E.Sun Financial Holding Co. Ltd.	26,340	23,221
Eastech Holding Ltd.	1,000	4,701
Edimax Technology Co. Ltd.	1,000	1,294
Edom Technology Co. Ltd.	6,000	8,242
Elan Microelectronics Corp.	1,000	4,601
Elite Material Co. Ltd.	1,000	14,597
Elitegroup Computer Systems Co. Ltd.	1,000	828
Ennostar, Inc.(1)	8,000	10,524
Eson Precision Ind Co. Ltd.(1)	1,000	1,902
Eternal Materials Co. Ltd.	6,000	5,911
Eva Airways Corp.	17,000	18,806
Evergreen International Storage & Transport Corp.	3,000	2,936
Evergreen Marine Corp. Taiwan Ltd.	8,000	47,052
Everlight Chemical Industrial Corp.	2,000	1,649

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
Everlight Electronics Co. Ltd.	8,000	$19,757
Evertop Wire Cable Corp.	2,000	1,271
EZconn Corp.	1,000	12,803
Far Eastern Department Stores Ltd.	8,000	7,073
Far Eastern International Bank	19,961	8,839
Far Eastern New Century Corp.	25,000	28,258
Far EasTone Telecommunications Co. Ltd.	7,000	19,813
Farglory Land Development Co. Ltd.	1,000	2,537
Feedback Technology Corp.	1,000	5,132
First Financial Holding Co. Ltd.	32,690	27,878
First Insurance Co. Ltd.	2,000	1,500
Fitipower Integrated Technology, Inc.	1,000	8,370
FLEXium Interconnect, Inc.	2,000	5,423
Flytech Technology Co. Ltd.	1,000	2,689
Forest Water Environment Engineering Co. Ltd.(1)	1,000	1,468
Formosa Chemicals & Fibre Corp.	1,000	1,370
Formosa Taffeta Co. Ltd.	1,000	668
Formosan Union Chemical	10,000	7,339
Fortune Electric Co. Ltd.	1,100	22,988
Foxconn Technology Co. Ltd.	8,000	17,146
Foxsemicon Integrated Technology, Inc.	1,000	10,989
Franbo Lines Corp.	2,000	1,207
FSP Technology, Inc.	1,000	2,009
Fu Hua Innovation Co. Ltd.	1,040	1,223
Fubon Financial Holding Co. Ltd.	44,000	126,311
Fulgent Sun International Holding Co. Ltd.	1,000	3,777
Fusheng Precision Co. Ltd.	1,000	8,879
Gallant Precision Machining Co. Ltd.	2,000	9,431
Gamania Digital Entertainment Co. Ltd.	1,000	2,479
Gemtek Technology Corp.	3,000	3,969
General Interface Solution Holding Ltd.(1)	5,000	9,641
Genius Electronic Optical Co. Ltd.	1,000	17,676
GeoVision, Inc.	1,000	2,213
Getac Holdings Corp.	2,000	7,070
Giant Manufacturing Co. Ltd.	3,000	22,386
Giantplus Technology Co. Ltd.(1)	1,000	625
Gigabyte Technology Co. Ltd.	1,000	8,200
Gigastorage Corp.(1)	1,000	648
Global Brands Manufacture Ltd.	3,000	5,919
Global Mixed Mode Technology, Inc.	1,000	7,147
Global Unichip Corp.	1,000	34,924
Globaltek Fabrication Co. Ltd.	1,000	2,993
Globe Union Industrial Corp.	4,000	2,414
Gloria Material Technology Corp.	4,000	5,992
GMI Technology, Inc.(1)	2,000	5,456
Goldsun Building Materials Co. Ltd.	9,000	15,419
Gordon Auto Body Parts	1,000	968
Grand Fortune Securities Co. Ltd.	3,000	1,274
Grand Pacific Petrochemical(1)	3,000	1,243
Grape King Bio Ltd.	1,000	4,486
Great Wall Enterprise Co. Ltd.	2,000	3,349
Greatek Electronics, Inc.	2,000	3,757
Hannstar Board Corp.	2,000	3,333
HannStar Display Corp.(1)	2,000	574

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
HD Renewable Energy Co. Ltd.	2,049	$16,621
Highwealth Construction Corp.	10,000	17,411
Hiwin Technologies Corp.	1,000	6,764
Hiyes International Co. Ltd.	1,297	10,712
Ho Tung Chemical Corp.	10,000	2,800
Holdings-Key Electric Wire & Cable Co. Ltd.	1,000	1,563
Hon Hai Precision Industry Co. Ltd.	65,000	375,228
Hong Ho Precision Textile Co. Ltd.	1,000	1,590
Hong Pu Real Estate Development Co. Ltd.	1,000	1,103
Hong TAI Electric Industrial	2,000	2,281
Horizon Securities Co. Ltd.	1,000	363
Hotai Motor Co. Ltd.	1,000	20,584
Hsin Ba Ba Corp.	2,000	12,617
Hu Lane Associate, Inc.(1)	2,000	9,912
Hua Nan Financial Holdings Co. Ltd.	51,510	41,100
Huaku Development Co. Ltd.	1,100	5,115
Huang Hsiang Construction Corp.	1,000	2,003
Hung Sheng Construction Ltd.	4,000	3,440
Hwa Fong Rubber Industrial Co. Ltd.	2,000	1,227
Hwacom Systems, Inc.	2,000	1,508
Hwang Chang General Contractor Co. Ltd.	2,342	5,621
IBF Financial Holdings Co. Ltd.	5,123	2,525
I-Chiun Precision Industry Co. Ltd.	1,000	2,981
IEI Integration Corp.	1,000	2,495
In Win Development, Inc.(1)	1,000	3,265
Infortrend Technology, Inc.	3,000	2,966
Innolux Corp.	16,720	8,265
Inpaq Technology Co. Ltd.	1,000	3,034
Integrated Service Technology, Inc.	1,000	5,012
International Games System Co. Ltd.	2,000	48,795
Inventec Corp.	2,000	2,860
Iron Force Industrial Co. Ltd.	1,000	3,410
ITE Technology, Inc.	1,000	4,543
ITEQ Corp.	1,000	2,552
Jarllytec Co. Ltd.	1,000	5,552
Jess-Link Products Co. Ltd.	1,000	5,752
Jetway Information Co. Ltd.	1,000	1,661
Johnson Health Tech Co. Ltd.	1,000	3,847
Kaimei Electronic Corp.	1,000	2,181
Kedge Construction Co. Ltd.	1,020	2,566
KEE TAI Properties Co. Ltd.	4,000	2,425
Kenda Rubber Industrial Co. Ltd.	6,000	5,899
Kerry TJ Logistics Co. Ltd.	2,000	2,474
Keystone Microtech Corp.	1,000	12,435
Kindom Development Co. Ltd.	4,000	7,130
King Yuan Electronics Co. Ltd.	11,000	41,780
King's Town Bank Co. Ltd.	8,000	13,428
Kinpo Electronics	18,000	13,426
Kinsus Interconnect Technology Corp.	1,000	3,705
KS Terminals, Inc.	1,000	2,798
Kung Long Batteries Industrial Co. Ltd.	1,000	4,514
Kung Sing Engineering Corp.(1)	1,000	347
Kuo Toong International Co. Ltd.	2,000	4,179
Kuo Yang Construction Co. Ltd.	2,000	1,692

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
L&K Engineering Co. Ltd.	2,000	$15,446
Lanner Electronics, Inc.	1,000	2,992
Leo Systems, Inc.	1,000	1,061
Li Peng Enterprise Co. Ltd.(1)	2,000	560
Lien Hwa Industrial Holdings Corp.	1,080	2,126
Lingsen Precision Industries Ltd.(1)	1,000	644
Lion Travel Service Co. Ltd.	1,000	4,281
Lite-On Technology Corp.	1,000	3,355
Long Bon International Co. Ltd.(1)	5,000	3,528
Longchen Paper & Packaging Co. Ltd.(1)	3,000	1,313
Longwell Co.	1,000	2,734
Lotes Co. Ltd.	1,000	47,940
Lumax International Corp. Ltd.	1,000	3,808
Lung Yen Life Service Corp.(1)	1,000	1,565
Macnica Galaxy, Inc.	1,000	2,377
Macronix International Co. Ltd.	2,000	1,733
Makalot Industrial Co. Ltd.	1,000	12,044
Marketech International Corp.	1,000	4,918
Materials Analysis Technology, Inc.	1,000	8,955
MediaTek, Inc.	8,000	310,535
Mega Financial Holding Co. Ltd.	13,180	16,077
Mercuries & Associates Holding Ltd.(1)	5,000	3,190
Mercuries Life Insurance Co. Ltd.(1)	29,000	7,244
Merida Industry Co. Ltd.	2,000	15,092
Merry Electronics Co. Ltd.	2,000	8,538
Micro-Star International Co. Ltd.	1,000	5,746
Mildef Crete, Inc.	1,000	3,094
MIN AIK Technology Co. Ltd.(1)	2,000	1,718
Mitac Holdings Corp.	6,000	8,455
Motech Industries, Inc.	10,000	8,409
MPI Corp.	1,000	24,055
My Humble House Hospitality Management Consulting(1)	1,000	1,799
Namchow Holdings Co. Ltd.	2,000	3,468
Nan Pao Resins Chemical Co. Ltd.	1,000	9,253
Nan Ya Plastics Corp.	1,000	1,418
Nantex Industry Co. Ltd.	6,000	7,363
Nexcom International Co. Ltd.	1,000	1,758
Nichidenbo Corp.	1,000	1,959
Nien Made Enterprise Co. Ltd.	1,000	14,635
Novatek Microelectronics Corp.	1,000	16,890
O-Bank Co. Ltd.	7,000	2,253
Optimax Technology Corp.	1,000	947
Orient Semiconductor Electronics Ltd.	4,000	5,286
Pacific Construction Co.	3,000	1,093
Pan-International Industrial Corp.	8,000	8,780
Pegatron Corp.	17,000	54,590
Pegavision Corp.	1,000	13,642
PharmaEssentia Corp.(1)	1,000	21,787
Phoenix Silicon International Corp.	1,000	4,089
Planet Technology Corp.	2,000	10,841
Podak Co. Ltd.	1,050	1,843
Pou Chen Corp.	20,000	21,745
Powerchip Semiconductor Manufacturing Corp.(1)	12,000	8,113
Powertech Technology, Inc.	8,000	36,470

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
President Chain Store Corp.	2,000	$17,583
President Securities Corp.	17,000	14,073
Primax Electronics Ltd.	6,000	16,858
Prince Housing & Development Corp.	7,000	2,497
Prosperity Dielectrics Co. Ltd.	1,000	1,525
Qisda Corp.	1,000	1,123
Quanta Computer, Inc.	16,000	134,415
Quanta Storage, Inc.	2,000	6,239
Radiant Opto-Electronics Corp.	6,000	37,061
Radium Life Tech Co. Ltd.(1)	8,000	2,690
Realtek Semiconductor Corp.	3,000	50,244
Rechi Precision Co. Ltd.	4,000	3,159
Rich Development Co. Ltd.(1)	8,000	3,020
Ritek Corp.(1)	15,000	7,868
Ruentex Development Co. Ltd.	12,000	18,468
Ruentex Engineering & Construction Co.	1,400	6,736
Ruentex Industries Ltd.	7,000	17,795
Run Long Construction Co. Ltd.	1,000	4,095
San Far Property Ltd.(1)	1,000	1,200
Sanyang Motor Co. Ltd.	3,000	7,160
Savior Lifetec Corp.	1,000	725
SDI Corp.	1,000	4,301
Sercomm Corp.	1,000	3,486
Sesoda Corp.	2,000	2,432
Shanghai Commercial & Savings Bank Ltd.	15,000	18,890
ShenMao Technology, Inc.	1,000	2,102
Shih Wei Navigation Co. Ltd.(1)	2,000	1,144
Shin Kong Financial Holding Co. Ltd.(1)	112,665	45,376
Shin Zu Shing Co. Ltd.	1,000	7,082
Shining Building Business Co. Ltd.(1)	3,000	976
Shinkong Insurance Co. Ltd.	2,000	5,953
Shinkong Synthetic Fibers Corp.	9,000	4,567
Shiny Chemical Industrial Co. Ltd.	1,000	5,165
Shuttle, Inc.	1,000	699
Sigurd Microelectronics Corp.	5,000	12,227
Silicon Integrated Systems Corp.	4,650	10,087
Simplo Technology Co. Ltd.	1,000	11,627
Sinbon Electronics Co. Ltd.	1,000	9,297
Sincere Navigation Corp.	4,000	3,489
Singatron Enterprise Co. Ltd.	1,000	1,052
Sino-American Silicon Products, Inc.	1,000	6,233
Sinon Corp.	4,000	5,542
SinoPac Financial Holdings Co. Ltd.	71,750	53,936
Sirtec International Co. Ltd.	1,000	1,121
Siward Crystal Technology Co. Ltd.	1,000	915
Solar Applied Materials Technology Corp.	1,000	2,069
Speed Tech Corp.	1,000	1,566
Sporton International, Inc.	2,000	14,071
Sports Gear Co. Ltd.	1,000	2,704
Standard Chemical & Pharmaceutical Co. Ltd.	1,000	2,076
Standard Foods Corp.	3,000	3,669
Stark Technology, Inc.	1,000	3,758
SunMax Biotechnology Co. Ltd.	1,000	9,147
Sunonwealth Electric Machine Industry Co. Ltd.	2,000	6,034

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
Sunplus Technology Co. Ltd.(1)	1,000	$984
Sunrex Technology Corp.	1,000	1,866
Sunspring Metal Corp.	1,000	1,186
Sunty Development Co. Ltd.	3,000	2,239
Supreme Electronics Co. Ltd.	1,000	2,349
Symtek Automation Asia Co. Ltd.	1,000	3,898
Syncmold Enterprise Corp.	1,000	3,490
Synnex Technology International Corp.	10,000	22,514
Syscom Computer Engineering Co.	1,000	1,765
TA Chen Stainless Pipe	6,000	6,847
Ta Ya Electric Wire & Cable	1,050	1,737
Taichung Commercial Bank Co. Ltd.	31,680	17,882
TaiDoc Technology Corp.	1,000	5,211
Taiflex Scientific Co. Ltd.	1,045	2,244
Tainan Spinning Co. Ltd.	9,000	4,640
Taishin Financial Holding Co. Ltd.	52,000	30,071
TaiSol Electronics Co. Ltd.	1,000	2,322
Taisun Enterprise Co. Ltd.(1)	1,000	654
TAI-TECH Advanced Electronics Co. Ltd.	1,000	4,373
Taiwan Business Bank	50,175	24,788
Taiwan Cogeneration Corp.	1,000	1,392
Taiwan Cooperative Financial Holding Co. Ltd.	4,140	3,354
Taiwan Fertilizer Co. Ltd.	1,000	1,872
Taiwan FU Hsing Industrial Co. Ltd.	2,000	3,417
Taiwan Glass Industry Corp.(1)	3,000	1,551
Taiwan High Speed Rail Corp.	5,000	4,671
Taiwan Hon Chuan Enterprise Co. Ltd.	5,000	25,158
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	1,000	1,265
Taiwan Mobile Co. Ltd.	1,000	3,505
Taiwan Navigation Co. Ltd.	2,000	2,010
Taiwan Paiho Ltd.	2,000	3,845
Taiwan Sakura Corp.	1,000	2,811
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	10,747	1,845,260
Taiwan Surface Mounting Technology Corp.	3,000	10,987
Taiwan Takisawa Technology Co. Ltd.	1,000	2,304
Tatung Co. Ltd.(1)	2,000	2,872
Tatung System Technologies, Inc.	1,000	2,487
TCC Group Holdings Co. Ltd.	25,000	25,753
Teco Electric & Machinery Co. Ltd.	2,000	3,069
Test Research, Inc.	2,000	9,990
Thinking Electronic Industrial Co. Ltd.	2,000	10,770
Thye Ming Industrial Co. Ltd.	2,000	4,923
Ton Yi Industrial Corp.	1,000	519
Tong Yang Industry Co. Ltd.	3,000	8,991
Tong-Tai Machine & Tool Co. Ltd.	3,000	3,683
Topco Scientific Co. Ltd.	2,000	17,695
Topkey Corp.	1,000	7,063
TPK Holding Co. Ltd.(1)	7,000	9,916
Tripod Technology Corp.	3,000	19,413
Trusval Technology Co. Ltd.	1,023	7,299
TSRC Corp.	3,000	2,193
TTY Biopharm Co. Ltd.	1,000	2,349
Tung Ho Steel Enterprise Corp.	3,000	7,329
TXC Corp.	3,000	10,820

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
TYC Brother Industrial Co. Ltd.	3,000	$6,315
UDE Corp.	1,000	2,859
U-Ming Marine Transport Corp.	4,000	6,852
Unic Technology Corp.	1,000	1,127
Unimicron Technology Corp.	5,000	25,658
Union Bank of Taiwan	7,490	3,617
Union Insurance Co. Ltd.(1)	1,000	1,075
Uni-President Enterprises Corp.	23,000	59,265
Unitech Printed Circuit Board Corp.	2,000	2,409
United Integrated Services Co. Ltd.	2,000	21,599
United Microelectronics Corp.	54,000	93,845
Univacco Technology, Inc.	1,000	1,863
Universal Cement Corp.	4,080	3,942
Vanguard International Semiconductor Corp.	7,000	26,942
Wah Lee Industrial Corp.	3,000	12,746
Walsin Lihwa Corp.	13,000	14,306
Walsin Technology Corp.	1,000	3,469
Walton Advanced Engineering, Inc.	3,000	1,703
Wan Hai Lines Ltd.	5,000	12,972
We & Win Development Co. Ltd.(1)	1,000	710
Weikeng Industrial Co. Ltd.	1,000	1,085
Well Shin Technology Co. Ltd.	1,000	2,220
Win Semiconductors Corp.(1)	3,000	12,861
Winbond Electronics Corp.	2,000	1,505
Winstek Semiconductor Co. Ltd.	1,000	3,454
Wisdom Marine Lines Co. Ltd.	4,000	8,409
Wistron Corp.	18,000	57,338
Wistron NeWeb Corp.	2,000	7,654
Wonderful Hi-Tech Co. Ltd.	2,000	2,481
WPG Holdings Ltd.	2,000	5,086
WT Microelectronics Co. Ltd.	4,000	14,800
WUS Printed Circuit Co. Ltd.	2,000	3,057
XinTec, Inc.	3,000	24,953
Xxentria Technology Materials Corp.	1,090	2,148
Yageo Corp.	1,194	24,578
Yang Ming Marine Transport Corp.	16,000	32,294
Yem Chio Co. Ltd.	3,000	1,966
Yen Sun Technology Corp.	1,000	1,520
YFY, Inc.	9,000	8,717
Yieh Phui Enterprise Co. Ltd.	2,040	966
Young Fast Optoelectronics Co. Ltd.	1,000	1,949
Youngtek Electronics Corp.	1,000	2,245
Yuanta Financial Holding Co. Ltd.	59,160	59,047
Yuanta Futures Co. Ltd.	1,000	2,626
Yulon Motor Co. Ltd.	1,000	1,707
Yungshin Construction & Development Co. Ltd.	1,000	8,662
Zenitron Corp.	1,000	999
Zhen Ding Technology Holding Ltd.	7,000	29,651
Zig Sheng Industrial Co. Ltd.(1)	1,000	358
Zippy Technology Corp.	1,000	2,102
		6,746,685
Thailand — 2.9%
Advanced Info Service PCL, NVDR	4,800	35,010
AEON Thana Sinsap Thailand PCL, NVDR	1,400	5,291

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
Airports of Thailand PCL, NVDR	8,000	$14,107
AP Thailand PCL, NVDR	13,500	3,369
Asia Aviation PCL, NVDR(1)	34,300	2,432
Asian Sea Corp. PCL, NVDR	7,900	2,225
Asset World Corp. PCL, NVDR	27,700	2,707
B Grimm Power PCL, NVDR	2,200	1,310
Bangchak Corp. PCL, NVDR	10,700	11,796
Bangchak Sriracha PCL, NVDR	12,100	2,554
Bangkok Airways PCL, NVDR	9,300	6,130
Bangkok Chain Hospital PCL, NVDR	10,600	4,824
Bangkok Dusit Medical Services PCL, NVDR	38,500	31,497
Bangkok Expressway & Metro PCL, NVDR	47,900	10,835
Bangkok Life Assurance PCL, NVDR	5,600	2,897
Banpu PCL, NVDR	37,200	5,984
BTS Group Holdings PCL, NVDR(1)	3,000	376
Bumrungrad Hospital PCL, NVDR	2,800	20,219
Cal-Comp Electronics Thailand PCL, NVDR	99,400	11,383
Carabao Group PCL, NVDR	4,700	9,534
Central Pattana PCL, NVDR	9,100	15,959
Central Plaza Hotel PCL, NVDR	3,600	3,719
Central Retail Corp. PCL, NVDR	13,000	11,296
CH Karnchang PCL, NVDR	4,200	2,353
Charoen Pokphand Foods PCL, NVDR	27,500	19,928
Chularat Hospital PCL, NVDR	54,700	4,132
CK Power PCL, NVDR	12,800	1,367
Com7 PCL, NVDR	19,900	14,404
CP ALL PCL, NVDR	12,800	22,818
CP Axtra PCL, NVDR	4,200	3,841
Delta Electronics Thailand PCL, NVDR	6,600	20,767
Dohome PCL, NVDR	2,800	893
Electricity Generating PCL, NVDR	1,500	4,734
Erawan Group PCL, NVDR	26,100	2,949
GFPT PCL, NVDR	6,500	2,403
Global Power Synergy PCL, NVDR	2,800	3,322
Gulf Energy Development PCL, NVDR	6,300	9,425
Gunkul Engineering PCL, NVDR	12,800	920
Hana Microelectronics PCL, NVDR	6,200	7,152
Home Product Center PCL, NVDR	24,500	6,534
Ichitan Group PCL, NVDR	9,100	4,083
Indorama Ventures PCL, NVDR	12,700	6,409
Intouch Holdings PCL, NVDR	1,300	3,166
IRPC PCL, NVDR	112,200	4,738
Jasmine International PCL, NVDR	24,700	1,887
Karmarts PCL, NVDR	3,000	1,168
Kasikornbank PCL, NVDR	3,000	12,674
KCE Electronics PCL, NVDR	10,700	12,039
Kiatnakin Phatra Bank PCL, NVDR	1,500	2,038
Krung Thai Bank PCL, NVDR	34,700	18,731
Krungthai Card PCL, NVDR	5,800	7,138
Land & Houses PCL, NVDR	12,900	2,149
Major Cineplex Group PCL, NVDR	8,400	3,545
Malee Group PCL, NVDR(1)	2,200	762
MC Group PCL, NVDR	4,300	1,435
Mega Lifesciences PCL, NVDR	5,600	6,258

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
Minor International PCL, NVDR	27,300	$21,735
MK Restaurants Group PCL, NVDR	1,300	1,028
Muangthai Capital PCL, NVDR	6,400	8,238
Ngern Tid Lor PCL, NVDR	11,378	5,529
Osotspa PCL, NVDR	9,000	5,952
Plan B Media PCL, NVDR	10,000	2,420
Praram 9 Hospital PCL, NVDR	4,400	2,444
Precious Shipping PCL, NVDR	16,200	4,071
Prima Marine PCL, NVDR	26,000	6,339
PTG Energy PCL, NVDR	16,100	4,019
PTT Exploration & Production PCL, NVDR	7,000	29,277
PTT Global Chemical PCL, NVDR	16,100	11,862
PTT Oil & Retail Business PCL, NVDR	16,300	7,453
PTT PCL, NVDR	39,400	38,957
Quality Houses PCL, NVDR	71,400	3,801
R&B Food Supply PCL, NVDR	2,300	391
Ratch Group PCL, NVDR	7,200	6,476
Regional Container Lines PCL, NVDR	7,000	4,854
Rojana Industrial Park PCL, NVDR	16,900	2,976
Sabina PCL, NVDR	900	575
Sansiri PCL, NVDR	118,300	5,982
Sappe PCL, NVDR	1,500	3,117
SCB X PCL, NVDR	1,500	4,740
Siam Cement PCL, NVDR	900	6,111
Siam City Cement PCL, NVDR	100	469
Siam Global House PCL, NVDR	4,900	2,133
Sino-Thai Engineering & Construction PCL, NVDR	7,100	1,819
SiS Distribution Thailand PCL, NVDR	3,000	2,323
SISB PCL, NVDR	3,000	2,663
Somboon Advance Technology PCL, NVDR	3,000	1,072
Sri Trang Agro-Industry PCL, NVDR	9,900	6,512
Srisawad Corp. PCL, NVDR	7,700	8,620
Star Petroleum Refining PCL, NVDR	8,400	1,762
Supalai PCL, NVDR	9,200	4,783
Susco PCL, NVDR	5,100	509
Taokaenoi Food & Marketing PCL, Class R, NVDR	3,400	918
Thai Oil PCL, NVDR	9,300	14,569
Thai Union Group PCL, NVDR	24,700	11,440
Thaicom PCL, NVDR	8,400	3,050
Thaifoods Group PCL, NVDR	22,400	3,071
Thanachart Capital PCL, NVDR	1,400	2,086
Thoresen Thai Agencies PCL, NVDR	35,800	6,068
Tipco Asphalt PCL, NVDR	8,400	4,172
Tisco Financial Group PCL, NVDR	1,400	3,952
TMBThanachart Bank PCL, NVDR	135,700	7,411
TOA Paint Thailand PCL, NVDR	6,500	3,454
True Corp. PCL, NVDR(1)	50,505	15,380
TTW PCL, NVDR	2,200	598
WHA Corp. PCL, NVDR	19,800	3,098
Xspring Capital PCL, NVDR(1)	28,200	748
		732,643
Turkey — 1.6%
Afyon Cimento Sanayi TAS	2,238	1,037
AG Anadolu Grubu Holding AS	211	2,039

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
Agesa Hayat ve Emeklilik AS	142	$416
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	925	361
Akbank TAS	21,416	36,661
Akcansa Cimento AS	78	362
Akenerji Elektrik Uretim AS(1)	4,886	1,804
Akfen Yenilenebilir Enerji AS(1)	933	596
Aksa Akrilik Kimya Sanayii AS	12,360	3,233
Aksa Enerji Uretim AS	253	280
Aksigorta AS(1)	2,550	414
Alarko Holding AS	1,073	3,029
Albaraka Turk Katilim Bankasi AS(1)	30,798	5,398
Alkim Alkali Kimya AS(1)	198	189
Anadolu Anonim Turk Sigorta Sirketi(1)	1,946	4,393
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,140	7,449
Anel Elektrik Proje Taahhut ve Ticaret AS(1)	448	166
Aselsan Elektronik Sanayi Ve Ticaret AS	2,199	3,764
Aygaz AS	555	2,437
Baticim Bati Anadolu Cimento Sanayii AS(1)	737	5,060
BatiSoke Soke Cimento Sanayii TAS(1)	784	1,564
Bera Holding AS	10,238	4,435
Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS(1)	252	55
BIM Birlesik Magazalar AS	1,234	19,544
Biotrend Cevre VE Enerji Yatirimlari AS(1)	499	291
Bizim Toptan Satis Magazalari AS	168	169
Bogazici Beton Sanayi Ve Ticaret AS	357	220
Bursa Cimento Fabrikasi AS	2,563	585
Cemas Dokum Sanayi AS(1)	1,442	157
Cimbeton Hazirbeton ve Prefabrik Yapi Elemanlari Sanayi ve Ticaret AS(1)	7	531
Cimsa Cimento Sanayi VE Ticaret AS	511	537
Coca-Cola Icecek AS	2,662	4,752
CW Enerji Muhendislik Ticaret VE Sanayi AS	30	184
Dogan Sirketler Grubu Holding AS	8,597	3,934
Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS(1)	1,687	438
Dogus Otomotiv Servis ve Ticaret AS	448	3,133
EGE Endustri VE Ticaret AS	1	297
EGE Gubre Sanayii AS	161	315
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	1,003	1,454
Enerjisa Enerji AS	659	1,162
Enerya Enerji AS	65	386
Eregli Demir ve Celik Fabrikalari TAS	7,376	10,465
Escar Turizm Tasimacilik Ticaret AS	91	986
Europap Tezol Kagit Sanayi VE Ticaret AS	693	417
Fenerbahce Futbol AS(1)	100	417
Ford Otomotiv Sanayi AS	151	4,269
Gelecek Varlik Yonetimi AS	168	186
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	245	623
Gersan Elektrik Ticaret ve Sanayi AS(1)	162	174
Girisim Elektrik Taahhut Ticaret Ve Sanayi AS(1)	114	146
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS(1)	204	2,662
Gozde Girisim Sermayesi Yatirim Ortakligi AS(1)	595	447
GSD Holding AS(1)	2,207	234
GUR-Sel Turizm Tasimacilik VE Servis Ticaret AS	119	494
Haci Omer Sabanci Holding AS	7,526	19,435
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	1,491	316

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
Is Finansal Kiralama AS(1)	7,047	$2,259
Is Yatirim Menkul Degerler AS	3,978	4,247
Isiklar Enerji ve Yapi Holding AS(1)	4,354	1,172
Jantsa Jant Sanayi Ve Ticaret AS	2,486	1,826
Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	261	198
Katilimevim Tasarruf Finansman AS	399	513
Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS(1)	9,847	726
Kerevitas Gida Sanayi ve Ticaret AS(1)	2,207	888
Kervan Gida Sanayi Ve Ticaret AS	4,851	389
KOC Holding AS	3,440	18,809
Konya Cimento Sanayii AS(1)	4	770
Kordsa Teknik Tekstil AS(1)	93	211
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	1,295	2,372
LDR Turizm AS	217	541
Logo Yazilim Sanayi Ve Ticaret AS	745	2,370
Lokman Hekim Engurusag Saglik Turizm Egitim Hizmetleri ve Insaat Taahhut AS	299	828
Mavi Giyim Sanayi Ve Ticaret AS, B Shares	2,458	7,636
Menderes Tekstil Sanayi ve Ticaret AS(1)	1,100	403
MIA Teknoloji AS(1)	555	791
Migros Ticaret AS	163	2,320
MLP Saglik Hizmetleri AS(1)	372	3,597
Naturel Yenilenebilir Enerji Ticaret AS	134	201
Naturelgaz Sanayi ve Ticaret AS	1,287	199
NET Holding AS(1)	4,159	4,566
Nuh Cimento Sanayi AS	79	579
Orge Enerji Elektrik Taahhut AS(1)	309	687
Osmanli Yatirim Menkul Degerler AS	821	233
Oyak Cimento Fabrikalari AS(1)	1,218	2,450
Panelsan Cati Cephe Sistemleri Sanayi VE Ticaret AS	176	268
Papilon Savunma-Guvenlik Sistemleri Bilisim Muhendislik Hizmetleri Ithalat	92	226
Pegasus Hava Tasimaciligi AS(1)	1,514	10,090
Petkim Petrokimya Holding AS(1)	4,328	2,914
Pinar Entegre Et ve Un Sanayi AS	2,723	954
Pinar SUT Mamulleri Sanayii AS	595	215
Platform Turizm Tasimacilik Gida Insaat Temizlik Hizmetleri Sanayi VE Ticaret AS	182	134
Ral Yatirim Holding AS(1)	597	5,556
Reysas Tasimacilik ve Lojistik Ticaret AS(1)	3,372	4,602
Sasa Polyester Sanayi AS(1)	24,528	3,543
Sekerbank Turk AS	21,727	2,762
Selcuk Ecza Deposu Ticaret ve Sanayi AS	477	763
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS(1)	344	437
Sok Marketler Ticaret AS	1,429	2,224
TAB Gida Sanayi Ve Ticaret AS, Class A	142	667
TAV Havalimanlari Holding AS(1)	1,052	7,716
Tekfen Holding AS(1)	3,425	5,357
Teknosa Ic Ve Dis Ticaret AS(1)	471	380
Tofas Turk Otomobil Fabrikasi AS	394	2,820
Tukas Gida Sanayi ve Ticaret AS(1)	3,467	834
Turk Hava Yollari AO(1)	2,342	20,650
Turkcell Iletisim Hizmetleri AS, ADR	3,350	23,617
Turkiye Is Bankasi AS, C Shares	50,971	19,786
Turkiye Petrol Rafinerileri AS	4,224	20,900
Turkiye Sigorta AS	7,909	2,923
Turkiye Sinai Kalkinma Bankasi AS(1)	18,937	6,413

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
Turkiye Sise ve Cam Fabrikalari AS	2,408	$3,064
Turkiye Vakiflar Bankasi TAO, D Shares(1)	14,723	8,176
Ulker Biskuvi Sanayi AS(1)	889	3,860
Usak Seramik Sanayii AS(1)	1,753	826
Vakif Finansal Kiralama AS(1)	3,892	311
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	875	2,836
Vestel Beyaz Esya Sanayi ve Ticaret AS	2,751	1,405
Vestel Elektronik Sanayi ve Ticaret AS(1)	1,414	2,737
Yapi ve Kredi Bankasi AS	25,821	23,658
YEO Teknoloji Enerji VE Endustri AS(1)	161	853
Zorlu Enerji Elektrik Uretim AS(1)	20,692	2,758
		423,518
TOTAL COMMON STOCKS (Cost $24,852,154)		25,677,074
RIGHTS — 0.0%
Brazil — 0.0%
AES Brasil Energia SA(1)	7	—
Equatorial Energia SA(1)	289	97
		97
India — 0.0%
Orient Green Power Co. Ltd.(1)	544	42
Thailand — 0.0%
BTS Group Holdings PCL(1)	666	—
TOTAL RIGHTS (Cost $—)		139
WARRANTS — 0.0%
Thailand — 0.0%
Northeast Rubber PCL, NVDR(1) (Cost $—)	317	8
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $78,754)	78,754	78,754
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $24,930,908)		25,755,975
OTHER ASSETS AND LIABILITIES — (0.1)%		(29,157)
TOTAL NET ASSETS — 100.0%		$25,726,818

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	24.4%
Financials	21.7%
Industrials	12.1%
Materials	10.0%
Consumer Discretionary	9.3%
Energy	5.3%
Consumer Staples	5.3%
Utilities	3.5%
Health Care	3.3%
Communication Services	3.2%
Real Estate	1.7%
Short-Term Investments	0.3%
Other Assets and Liabilities	(0.1)%

Avantis Emerging Markets ex-China Equity ETF

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
(1)Non-income producing.

See Notes to Financial Statements.

AUGUST 31, 2024

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
COMMON STOCKS — 100.3%
Brazil — 8.1%
3R Petroleum Oleo E Gas SA	14,686	$69,157
AES Brasil Energia SA	8,500	17,238
Allos SA	17,100	69,117
Alpargatas SA, Preference Shares(1)	1,700	2,347
Anima Holding SA	1,400	820
Armac Locacao Logistica E Servicos SA	3,100	4,747
Auren Energia SA	13,600	27,606
Azzas 2154 SA	3,792	33,211
Banco ABC Brasil SA, Preference Shares	4,202	17,103
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	9,300	20,726
Banco Pan SA, Preference Shares	8,800	15,333
Bemobi Mobile Tech SA	2,500	7,035
Blau Farmaceutica SA	400	985
BR Advisory Partners Participacoes SA	3,600	10,028
BrasilAgro - Co. Brasileira de Propriedades Agricolas	2,300	10,549
C&A Modas SA(1)	6,400	11,515
Camil Alimentos SA	5,500	9,203
Cia Brasileira de Aluminio(1)	13,200	11,664
Cia Brasileira de Distribuicao(1)	8,700	4,816
Cia de Ferro Ligas da Bahia FERBASA, Preference Shares	5,100	7,348
Cia de Saneamento de Minas Gerais Copasa MG	6,200	25,819
Cia De Sanena Do Parana	3,100	15,731
Cia De Sanena Do Parana, Preference Shares	32,900	33,682
Cury Construtora e Incorporadora SA	6,800	28,511
CVC Brasil Operadora e Agencia de Viagens SA(1)	2,400	835
Cyrela Brazil Realty SA Empreendimentos e Participacoes	10,000	38,361
Desktop SA	400	1,089
Dexco SA	19,000	27,003
Direcional Engenharia SA	2,100	10,720
EcoRodovias Infraestrutura e Logistica SA	8,200	11,407
Embraer SA, ADR(1)	4,672	155,251
Empreendimentos Pague Menos SA	2,100	1,136
Even Construtora e Incorporadora SA	4,400	4,973
Ez Tec Empreendimentos e Participacoes SA	4,600	11,418
Grendene SA	14,100	14,911
Grupo Casas Bahia SA(1)	1,832	2,370
Grupo SBF SA	4,600	14,071
Guararapes Confeccoes SA	800	1,228
HBR Realty Empreendimentos Imobiliarios SA(1)	800	742
Hidrovias do Brasil SA(1)	27,400	16,578
Iguatemi SA	11,100	43,506
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	1,700	6,672
Iochpe Maxion SA	5,900	12,091
IRB-Brasil Resseguros SA(1)	2,400	20,449
Jalles Machado SA	5,100	5,945
JHSF Participacoes SA	11,900	9,248
JSL SA	2,700	4,781
Kepler Weber SA	6,400	12,696
Lavvi Empreendimentos Imobiliarios SA	2,500	3,677
LOG Commercial Properties e Participacoes SA	2,000	8,233
Log-in Logistica Intermodal SA(1)	400	2,485

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
Lojas Renner SA	35,200	$107,799
LWSA SA(1)	6,300	5,097
M Dias Branco SA	3,000	14,351
Magazine Luiza SA(1)	7,280	15,746
Mahle Metal Leve SA	2,400	13,499
Marcopolo SA	6,800	6,901
Marcopolo SA, Preference Shares	21,000	27,312
Marfrig Global Foods SA(1)	21,500	55,124
Meliuz SA(1)	300	366
Metalurgica Gerdau SA, Preference Shares	33,100	61,197
Mills Locacao Servicos e Logistica SA	3,700	7,235
Minerva SA(1)	12,100	16,081
Moura Dubeux Engenharia SA(1)	2,100	5,295
Movida Participacoes SA(1)	4,800	6,072
MRV Engenharia e Participacoes SA(1)	18,200	24,123
Multilaser Industrial SA(1)	5,800	1,904
Oceanpact Servicos Maritimos SA(1)	2,900	3,298
Odontoprev SA	11,500	22,976
Orizon Valorizacao de Residuos SA(1)	2,000	16,377
Pagseguro Digital Ltd., Class A(1)	4,475	49,538
Pet Center Comercio e Participacoes SA	15,400	13,334
Petroreconcavo SA	4,900	17,597
Plano & Plano Desenvolvimento Imobiliario SA	2,800	5,902
Portobello SA(1)	1,400	1,217
Positivo Tecnologia SA	2,700	3,095
Qualicorp Consultoria e Corretora de Seguros SA(1)	700	286
Randon SA Implementos e Participacoes, Preference Shares	6,200	12,013
Romi SA	315	597
Santos Brasil Participacoes SA	25,900	60,523
Sao Martinho SA	8,800	43,173
Schulz SA, Preference Shares	1,900	2,215
Ser Educacional SA(1)	1,300	1,485
Serena Energia SA(1)	12,900	18,540
Simpar SA(1)	9,900	10,785
SLC Agricola SA	9,700	30,498
Smartfit Escola de Ginastica e Danca SA	8,500	33,270
SYN prop e tech SA	1,900	2,687
Taurus Armas SA, Preference Shares	1,700	3,402
Tegma Gestao Logistica SA	1,200	5,572
Transmissora Alianca de Energia Eletrica SA	8,100	51,006
Tres Tentos Agroindustrial SA	5,600	11,814
Trisul SA	700	574
Tupy SA	2,900	14,022
Unipar Carbocloro SA, Class B Preference Shares	2,340	19,605
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A Preference Shares	23,500	25,894
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	2,200	8,888
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	12,100	16,338
Vittia Fertilizantes E Biologicos SA	550	612
Vulcabras SA	3,100	9,631
Wilson Sons SA	8,200	24,719
Wiz Co.	500	553
YDUQS Participacoes SA	7,200	12,609
Zamp SA(1)	1,900	1,021
		1,819,935

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
Chile — 0.6%
CAP SA(1)	5,407	$32,813
Empresa Nacional de Telecomunicaciones SA	12,324	38,172
Engie Energia Chile SA(1)	13,140	12,367
Parque Arauco SA	5,381	8,883
SMU SA	284,730	45,262
		137,497
China — 19.3%
361 Degrees International Ltd.	31,000	13,948
AAC Technologies Holdings, Inc.	28,000	118,952
Agile Group Holdings Ltd.(1)	94,000	5,155
Agora, Inc., ADR(1)	2,090	3,971
Alibaba Pictures Group Ltd.(1)	450,000	21,265
A-Living Smart City Services Co. Ltd.	16,500	5,379
Alliance International Education Leasing Holdings Ltd.(1)	21,000	1,006
Anhui Expressway Co. Ltd., H Shares	16,000	18,874
Atour Lifestyle Holdings Ltd., ADR	2,113	40,189
ATRenew, Inc., ADR(1)	2,231	5,287
Autohome, Inc., ADR	2,690	67,680
BAIC Motor Corp. Ltd., H Shares	69,500	16,403
Bank of Chongqing Co. Ltd., H Shares	26,500	16,754
Beijing Capital International Airport Co. Ltd., H Shares(1)	72,000	21,546
Beijing Enterprises Water Group Ltd.	146,000	42,652
Beijing Jingneng Clean Energy Co. Ltd., H Shares	70,000	16,956
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	7,000	7,568
BOE Varitronix Ltd.	3,000	1,784
Brii Biosciences Ltd.(1)	3,000	377
Brilliance China Automotive Holdings Ltd.	144,000	60,036
C&D International Investment Group Ltd.	32,347	52,108
Canadian Solar, Inc.(1)	1,225	15,472
Canggang Railway Ltd.	20,000	1,733
Canvest Environmental Protection Group Co. Ltd.	20,000	11,078
CARsgen Therapeutics Holdings Ltd.(1)	5,000	2,068
CGN Mining Co. Ltd.(1)	105,000	20,779
Chervon Holdings Ltd.	3,000	7,360
China BlueChemical Ltd., H Shares	62,000	15,418
China Chunlai Education Group Co. Ltd.	2,000	1,177
China Cinda Asset Management Co. Ltd., H Shares	311,000	25,074
China Communications Services Corp. Ltd., H Shares	104,000	52,971
China Conch Environment Protection Holdings Ltd.	10,500	955
China Conch Venture Holdings Ltd.	54,500	42,437
China Datang Corp. Renewable Power Co. Ltd., H Shares	93,000	23,456
China East Education Holdings Ltd.	21,000	6,351
China Education Group Holdings Ltd.	44,061	24,795
China Everbright Environment Group Ltd.	160,000	73,248
China Everbright Ltd.	16,000	7,166
China High Speed Transmission Equipment Group Co. Ltd.(1)	3,000	406
China Kepei Education Group Ltd.(1)	14,000	2,357
China Lesso Group Holdings Ltd.	43,000	15,304
China Literature Ltd.(1)	16,400	51,540
China Medical System Holdings Ltd.	52,000	47,313
China Meidong Auto Holdings Ltd.	14,000	3,115
China National Building Material Co. Ltd., H Shares	176,000	50,552
China Nonferrous Mining Corp. Ltd.	56,000	39,323

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
China Resources Building Materials Technology Holdings Ltd.	92,000	$18,078
China Resources Medical Holdings Co. Ltd.	25,000	11,358
China Resources Pharmaceutical Group Ltd.	37,500	26,404
China Risun Group Ltd.	15,000	5,564
China Shineway Pharmaceutical Group Ltd.	8,000	8,918
China Taiping Insurance Holdings Co. Ltd.	56,000	72,412
China Tobacco International HK Co. Ltd.	9,000	19,197
China Traditional Chinese Medicine Holdings Co. Ltd.(1)	104,000	56,535
China Water Affairs Group Ltd.	30,000	17,910
China Yongda Automobiles Services Holdings Ltd.	23,000	3,880
CIMC Enric Holdings Ltd.	26,000	20,912
CMGE Technology Group Ltd.(1)	50,000	4,607
COFCO Joycome Foods Ltd.(1)	108,000	20,893
Concord New Energy Group Ltd.	200,000	13,826
Consun Pharmaceutical Group Ltd.	14,000	10,241
COSCO SHIPPING International Hong Kong Co. Ltd.	4,000	2,250
COSCO SHIPPING Ports Ltd.	51,538	30,551
Country Garden Services Holdings Co. Ltd.	87,000	49,531
Dalipal Holdings Ltd.	14,000	7,044
Daqo New Energy Corp., ADR(1)	1,382	20,357
Digital China Holdings Ltd.	26,000	10,680
Dingdang Health Technology Group Ltd.(1)	12,000	1,078
Dongfeng Motor Group Co. Ltd., Class H(1)	74,000	19,886
Dongyue Group Ltd.	60,000	43,481
DouYu International Holdings Ltd., ADR	550	10,362
DPC Dash Ltd.(1)	500	4,351
East Buy Holding Ltd.(1)	15,000	24,812
Edianyun Ltd., Class H(1)	1,000	154
Fenbi Ltd.(1)	31,000	10,557
FIH Mobile Ltd.(1)	145,000	15,218
FinVolution Group, ADR	6,233	33,035
Fu Shou Yuan International Group Ltd.	52,000	26,351
Fufeng Group Ltd.	56,000	31,444
GCL Technology Holdings Ltd.(1)	832,000	123,216
GDS Holdings Ltd., Class A(1)	48,100	102,218
Gemdale Properties & Investment Corp. Ltd.	222,000	5,054
Genertec Universal Medical Group Co. Ltd.	28,500	16,280
Grand Pharmaceutical Group Ltd.	45,500	25,669
Greatview Aseptic Packaging Co. Ltd.	7,000	2,217
Greentown China Holdings Ltd.	44,500	35,088
Greentown Management Holdings Co. Ltd.	25,000	9,022
Guangzhou R&F Properties Co. Ltd., H Shares(1)	62,800	6,006
Gushengtang Holdings Ltd.	3,600	17,748
Haichang Ocean Park Holdings Ltd.(1)	80,000	7,176
Hainan Meilan International Airport Co. Ltd., H Shares(1)	9,000	7,922
Haitian International Holdings Ltd.	21,000	58,671
Harbin Electric Co. Ltd., H Shares	20,000	6,021
Hello Group, Inc., ADR	4,956	32,908
Hengan International Group Co. Ltd.	24,000	76,872
Hopson Development Holdings Ltd.(1)	4,800	1,643
Huazhong In-Vehicle Holdings Co. Ltd.	20,000	5,771
HUTCHMED China Ltd.(1)	21,000	74,361
HUYA, Inc., ADR	3,368	14,045
Hygeia Healthcare Holdings Co. Ltd.(1)	12,000	30,068

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
iDreamSky Technology Holdings Ltd.(1)	21,200	$5,970
iQIYI, Inc., ADR(1)	15,382	33,071
Jinchuan Group International Resources Co. Ltd.	22,000	1,482
Jinke Smart Services Group Co. Ltd., H Shares(1)	4,900	5,272
JinkoSolar Holding Co. Ltd., ADR	997	19,083
Jinxin Fertility Group Ltd.	61,500	18,582
Jiumaojiu International Holdings Ltd.	27,000	8,916
JNBY Design Ltd.	8,000	13,777
JOYY, Inc., ADR	1,723	59,254
Kangji Medical Holdings Ltd.	2,500	1,843
Kinetic Development Group Ltd.	76,000	11,437
Kingboard Holdings Ltd.	26,000	52,792
Kingboard Laminates Holdings Ltd.	26,000	20,648
KWG Group Holdings Ltd.(1)	20,500	655
Lee & Man Paper Manufacturing Ltd.	49,000	13,645
LexinFintech Holdings Ltd., ADR	3,669	6,347
Lingbao Gold Group Co. Ltd., Class H	8,000	3,028
Linklogis, Inc., Class B	34,500	6,735
LK Technology Holdings Ltd.	20,000	6,432
Logan Group Co. Ltd.(1)	31,000	3,011
Lonking Holdings Ltd.	81,000	14,686
Lufax Holding Ltd., ADR	10,559	23,969
Luye Pharma Group Ltd.(1)	65,500	25,559
LVGEM China Real Estate Investment Co. Ltd.(1)	40,000	2,702
Maoyan Entertainment(1)	4,200	3,313
Midea Real Estate Holding Ltd.(1)	8,400	8,004
Ming Yuan Cloud Group Holdings Ltd.(1)	30,000	7,319
Minth Group Ltd.(1)	30,000	47,641
MMG Ltd.(1)	143,200	40,707
Nayuki Holdings Ltd.(1)	8,500	1,577
NetDragon Websoft Holdings Ltd.	10,000	13,484
New Focus Auto Tech Holdings Ltd.(1)	104,000	857
Newborn Town, Inc.(1)	28,000	10,287
Newlink Technology, Inc.(1)	13,600	416
Nexteer Automotive Group Ltd.	34,000	11,947
Nine Dragons Paper Holdings Ltd.(1)	57,000	22,206
Niu Technologies, ADR(1)	863	1,622
Noah Holdings Ltd., ADR	1,386	11,476
Onewo, Inc., Class H	39,500	87,608
Ping An Healthcare & Technology Co. Ltd.(1)	4,400	5,678
Poly Property Group Co. Ltd.	81,000	13,576
Poly Property Services Co. Ltd., Class H	6,200	20,408
Pop Mart International Group Ltd.	21,000	122,968
Q Technology Group Co. Ltd.(1)	14,000	8,492
Qifu Technology, Inc., ADR	5,289	140,106
Qudian, Inc., ADR(1)	6,846	12,597
Radiance Holdings Group Co. Ltd.(1)	27,000	8,819
Sany Heavy Equipment International Holdings Co. Ltd.	37,000	21,344
Scholar Education Group(1)	6,000	4,203
Seazen Group Ltd.(1)	96,000	19,219
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	54,800	31,134
Shanghai Conant Optical Co. Ltd., Class H	5,500	9,157
Shanghai Industrial Holdings Ltd.	17,000	24,774
Shenzhen Expressway Corp. Ltd., H Shares	20,000	17,202

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
Shenzhen International Holdings Ltd.	55,768	$44,521
Shimao Services Holdings Ltd.(1)	7,000	660
Shoucheng Holdings Ltd.	22,000	3,714
Shougang Fushan Resources Group Ltd.	84,000	28,019
Shui On Land Ltd.	40,000	3,020
Sichuan Expressway Co. Ltd., Class H	24,000	9,787
Sihuan Pharmaceutical Holdings Group Ltd.(1)	109,000	7,516
Simcere Pharmaceutical Group Ltd.	27,000	20,402
Sino-Ocean Group Holding Ltd.(1)	117,500	4,121
Sinopec Engineering Group Co. Ltd., H Shares	58,500	40,013
Sinopec Kantons Holdings Ltd.	12,000	6,668
Skyworth Group Ltd.	44,000	16,150
Sohu.com Ltd., ADR(1)	915	14,439
SSY Group Ltd.	50,000	24,711
Sun Art Retail Group Ltd.	83,000	14,859
Sunac China Holdings Ltd.(1)	235,000	30,394
Sunac Services Holdings Ltd.	50,000	10,772
SY Holdings Group Ltd.	13,000	9,012
TCL Electronics Holdings Ltd.(1)	33,000	19,686
Tiangong International Co. Ltd.	38,000	8,343
Tianli International Holdings Ltd.	57,000	31,472
Tianneng Power International Ltd.	24,000	17,090
Tong Ren Tang Technologies Co. Ltd., H Shares	17,000	10,765
Tongdao Liepin Group(1)	4,400	1,149
Topsports International Holdings Ltd.	56,000	20,742
Towngas Smart Energy Co. Ltd.(1)	23,000	8,583
Uni-President China Holdings Ltd.	47,000	41,446
Up Fintech Holding Ltd., ADR(1)	3,021	10,996
Vnet Group, Inc., ADR(1)	4,046	11,248
Wanguo International Mining Group Ltd.	10,000	11,095
Wasion Holdings Ltd.	24,000	17,464
Weibo Corp., ADR	3,356	25,103
Weimob, Inc.(1)	75,000	12,112
West China Cement Ltd.	88,000	9,898
Xiabuxiabu Catering Management China Holdings Co. Ltd.	15,500	2,001
Xinhua Winshare Publishing & Media Co. Ltd., H Shares	3,000	3,674
Xinte Energy Co. Ltd., H Shares(1)	14,000	12,537
Xinyi Energy Holdings Ltd.	68,000	6,606
XJ International Holdings Co. Ltd.(1)	92,000	2,434
Xtep International Holdings Ltd.	54,500	36,058
Yatsen Holding Ltd., ADR(1)	565	1,802
Yeahka Ltd.(1)	3,200	4,368
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., H Shares(1)	11,000	13,939
Yidu Tech, Inc.(1)	11,600	4,922
Yihai International Holding Ltd.	23,000	34,391
Yuexiu Property Co. Ltd.	50,000	25,992
Yuexiu Transport Infrastructure Ltd.	32,000	14,621
Zengame Technology Holding Ltd.	4,000	1,333
Zhejiang Expressway Co. Ltd., H Shares	59,800	38,491
Zhihu, Inc., ADR(1)	1,090	3,608
ZhongAn Online P&C Insurance Co. Ltd., H Shares(1)	25,000	32,290
Zhongsheng Group Holdings Ltd.	25,500	29,024
Zhongyu Energy Holdings Ltd.(1)	8,000	4,736
Zhou Hei Ya International Holdings Co. Ltd.(1)	35,500	6,805

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
Zhuguang Holdings Group Co. Ltd.(1)	20,000	$263
Zonqing Environmental Ltd.	6,000	6,742
Zylox-Tonbridge Medical Technology Co. Ltd.(1)	1,500	2,113
		4,310,948
Greece — 0.5%
Aegean Airlines SA	1,764	21,270
GEK TERNA SA(1)	2,184	42,292
Holding Co. ADMIE IPTO SA	1,651	3,897
Intracom Holdings SA	3,951	13,874
Intralot SA-Integrated Information Systems & Gaming Services(1)	7,992	10,602
LAMDA Development SA(1)	3,012	23,466
Optima bank SA	298	4,277
		119,678
Hong Kong — 0.1%
Country Garden Holdings Co. Ltd.(1)	186,000	10,496
Venus MedTech Hangzhou, Inc., H Shares(1)	1,000	180
		10,676
Hungary — 0.2%
Magyar Telekom Telecommunications PLC	13,430	38,776
India — 20.6%
3i Infotech Ltd.(1)	3,325	1,391
63 Moons Technologies Ltd.	500	1,954
Aarti Drugs Ltd.	614	4,271
Aarti Pharmalabs Ltd.	1,003	8,246
Aavas Financiers Ltd.(1)	1,457	29,896
Accelya Solutions India Ltd.	61	1,278
Action Construction Equipment Ltd.	1,300	20,047
Aditya Birla Sun Life Asset Management Co. Ltd.	1,523	13,591
Advanced Enzyme Technologies Ltd.	1,320	7,020
Aegis Logistics Ltd.	3,937	35,366
AGI Greenpac Ltd.(1)	625	7,040
Agro Tech Foods Ltd.(1)	157	1,565
Ajmera Realty & Infra India Ltd.	306	2,528
Ajmera Realty & Infra India Ltd.(1)	6	51
Alembic Ltd.	2,859	5,405
Alkyl Amines Chemicals	337	8,458
Allcargo Logistics Ltd.	5,034	4,204
Allied Digital Services Ltd.	1,377	4,357
Amara Raja Energy & Mobility Ltd.	3,391	61,533
Anand Rathi Wealth Ltd.	358	16,284
Anant Raj Ltd.	3,337	23,768
Andhra Paper Ltd.	233	1,572
Angel One Ltd.	631	19,483
Aptech Ltd.	500	1,379
Archean Chemical Industries Ltd.	1,548	13,710
Arman Financial Services Ltd.(1)	195	4,059
Arvind Ltd.	4,282	20,581
Asahi India Glass Ltd.	1,902	14,396
Ashoka Buildcon Ltd.(1)	3,107	8,666
Associated Alcohols & Breweries Ltd.	192	2,057
Astec Lifesciences Ltd.(1)	150	2,154
Aster DM Healthcare Ltd.	3,867	18,778
AstraZeneca Pharma India Ltd.	138	10,844
Atul Auto Ltd.(1)	225	1,700

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
Atul Ltd.	287	$27,270
Avanti Feeds Ltd.	1,104	8,931
Bajaj Consumer Care Ltd.	2,710	8,529
Bajaj Hindusthan Sugar Ltd.(1)	26,486	13,482
Balaji Amines Ltd.	260	6,907
Balmer Lawrie & Co. Ltd.	1,840	6,138
Balrampur Chini Mills Ltd.	2,518	17,982
BASF India Ltd.	277	21,761
Bata India Ltd.	1,096	18,999
BEML Ltd.	525	23,806
Bhansali Engineering Polymers Ltd.	2,703	5,335
Bharat Bijlee Ltd.	130	8,348
Bikaji Foods International Ltd.	1,225	12,046
Birla Corp. Ltd.	749	11,881
Birlasoft Ltd.	4,859	38,890
BL Kashyap & Sons Ltd.(1)	2,006	2,712
Bliss Gvs Pharma Ltd.	2,609	3,895
BLS International Services Ltd.	2,150	10,814
Blue Dart Express Ltd.	126	12,088
Bodal Chemicals Ltd.	1,303	1,266
Bombay Burmah Trading Co.	520	15,438
Camlin Fine Sciences Ltd.(1)	977	1,203
Campus Activewear Ltd.(1)	1,623	5,384
Can Fin Homes Ltd.	2,054	21,154
Capacit'e Infraprojects Ltd.(1)	994	4,509
Caplin Point Laboratories Ltd.	490	11,134
Ceat Ltd.	517	17,003
Centrum Capital Ltd.(1)	5,500	2,374
Century Plyboards India Ltd.	1,360	12,766
Century Textiles & Industries Ltd.	896	25,566
Chalet Hotels Ltd.(1)	1,907	19,002
Chambal Fertilisers & Chemicals Ltd.	5,133	31,844
Chemplast Sanmar Ltd.(1)	1,249	7,479
Chennai Petroleum Corp. Ltd.	1,491	17,365
Cigniti Technologies Ltd.	516	8,497
City Union Bank Ltd.	9,752	19,866
Coffee Day Enterprises Ltd.(1)	3,833	1,720
Computer Age Management Services Ltd.	1,337	67,887
Craftsman Automation Ltd.	253	18,228
CreditAccess Grameen Ltd.	225	3,273
Cupid Ltd.	4,594	4,678
Cyient DLM Ltd.(1)	639	5,692
Cyient Ltd.	1,223	28,857
DCB Bank Ltd.	4,125	6,061
DCM Shriram Industries Ltd.	793	1,914
Deepak Fertilisers & Petrochemicals Corp. Ltd.(1)	1,426	17,799
Delta Corp. Ltd.	1,119	1,781
Dhampur Sugar Mills Ltd.(1)	614	1,645
Dhani Services Ltd.(1)	8,894	6,096
Dhanuka Agritech Ltd.	409	8,895
Dilip Buildcon Ltd.	1,131	7,569
Dishman Carbogen Amcis Ltd.(1)	2,184	5,285
Dollar Industries Ltd.	373	2,253
Dreamfolks Services Ltd.(1)	363	2,076

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
Dredging Corp. of India Ltd.(1)	175	$1,841
Dwarikesh Sugar Industries Ltd.(1)	1,622	1,482
eClerx Services Ltd.	538	18,628
Edelweiss Financial Services Ltd.	14,925	19,467
EID Parry India Ltd.	2,141	21,187
Elecon Engineering Co. Ltd.	2,124	15,748
Electrosteel Castings Ltd.	9,402	24,023
Epigral Ltd.	389	8,630
EPL Ltd.	2,912	8,651
Equinox India Developments Ltd.(1)	14,006	22,192
Equitas Small Finance Bank Ltd.	14,691	14,230
Eveready Industries India Ltd.	489	2,662
Everest Kanto Cylinder Ltd.	896	1,985
FCS Software Solutions Ltd.(1)	23,160	1,025
FDC Ltd.(1)	1,480	9,584
FIEM Industries Ltd.	216	3,927
Filatex India Ltd.	5,605	4,243
Fine Organic Industries Ltd.	242	15,429
Finolex Cables Ltd.	2,097	36,300
Finolex Industries Ltd.(1)	6,525	24,261
Firstsource Solutions Ltd.	6,006	21,733
Foods & Inns Ltd.	614	981
Force Motors Ltd.	89	8,840
Fusion Micro Finance Ltd.(1)	622	2,381
G R Infraprojects Ltd.(1)	551	10,062
Gabriel India Ltd.	1,518	9,940
Galaxy Surfactants Ltd.	211	7,398
Ganesh Benzoplast Ltd.(1)	1,241	2,466
Ganesh Housing Corp. Ltd.	742	7,500
Garden Reach Shipbuilders & Engineers Ltd.	572	12,376
Garware Hi-Tech Films Ltd.	223	8,770
Gateway Distriparks Ltd.	8,483	10,098
Geojit Financial Services Ltd.	1,923	3,023
GHCL Ltd.	1,396	11,635
Glenmark Life Sciences Ltd.	744	9,340
Globus Spirits Ltd.	394	5,039
GM Breweries Ltd.	180	1,884
GMM Pfaudler Ltd.	469	7,674
Godawari Power & Ispat Ltd.	1,327	15,034
Godrej Agrovet Ltd.	1,352	12,608
Gokaldas Exports Ltd.	1,186	13,285
Goldiam International Ltd.	942	3,621
Granules India Ltd.	3,256	27,888
Graphite India Ltd.	1,640	10,115
Great Eastern Shipping Co. Ltd.	3,417	54,375
Greaves Cotton Ltd.	2,023	4,057
Greenpanel Industries Ltd.	1,477	6,976
Gujarat Alkalies & Chemicals Ltd.	458	4,205
Gujarat Ambuja Exports Ltd.	3,460	5,907
Gujarat Industries Power Co. Ltd.	1,966	5,697
Gujarat Mineral Development Corp. Ltd.	2,362	10,402
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	2,223	18,116
Gujarat Pipavav Port Ltd.	8,095	21,770
Gujarat State Fertilizers & Chemicals Ltd.	5,888	16,174

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
Gujarat State Petronet Ltd.	9,340	$49,321
Gulf Oil Lubricants India Ltd.	447	7,546
Happiest Minds Technologies Ltd.	1,399	13,566
Happy Forgings Ltd.	581	8,246
HealthCare Global Enterprises Ltd.(1)	800	3,696
HEG Ltd.	374	8,913
Heritage Foods Ltd.	881	5,917
HG Infra Engineering Ltd.	296	5,519
Hikal Ltd.	1,226	4,813
Hindustan Foods Ltd.(1)	690	4,779
Hindustan Oil Exploration Co. Ltd.(1)	2,906	9,096
Hi-Tech Gears Ltd.	215	2,625
HI-Tech Pipes Ltd.	1,926	4,450
HLV Ltd.(1)	8,296	2,082
Home First Finance Co. India Ltd.	1,048	14,419
HPL Electric & Power Ltd.	346	2,583
IDFC Ltd.	36,383	48,566
IFCI Ltd.(1)	20,022	17,906
IIFL Finance Ltd.	2,956	16,079
IIFL Securities Ltd.	2,955	9,722
India Cements Ltd.(1)	2,723	11,771
India Glycols Ltd.	299	4,955
IndiaMart InterMesh Ltd.	464	16,603
Indian Metals & Ferro Alloys Ltd.	420	3,345
Indigo Paints Ltd.	210	3,632
Indo Count Industries Ltd.	2,284	11,140
Indraprastha Medical Corp. Ltd.	1,480	6,998
Infibeam Avenues Ltd.	23,002	8,553
Ingersoll Rand India Ltd.	219	11,011
Inox Green Energy Services Ltd.(1)	3,220	7,680
IOL Chemicals & Pharmaceuticals Ltd.	426	2,243
ISGEC Heavy Engineering Ltd.	664	10,921
ITD Cementation India Ltd.	2,521	16,688
J Kumar Infraprojects Ltd.	858	8,705
Jai Balaji Industries Ltd.(1)	1,010	10,982
Jai Corp. Ltd.	936	4,138
Jain Irrigation Systems Ltd.(1)	5,882	4,960
Jaiprakash Power Ventures Ltd.(1)	93,228	19,949
Jammu & Kashmir Bank Ltd.	8,722	11,428
Jamna Auto Industries Ltd.	5,904	8,850
Jindal Drilling & Industries Ltd.	339	2,627
Jindal Saw Ltd.	2,863	23,282
Jindal Worldwide Ltd.(1)	999	4,486
JK Lakshmi Cement Ltd.	1,521	14,290
JK Paper Ltd.	1,848	10,108
JK Tyre & Industries Ltd.	2,699	12,907
JM Financial Ltd.	10,191	12,969
Johnson Controls-Hitachi Air Conditioning India Ltd.(1)	180	4,143
Jubilant Ingrevia Ltd.	1,907	14,953
Jubilant Pharmova Ltd.	1,944	21,313
Juniper Hotels Ltd.(1)	992	4,809
Jupiter Life Line Hospitals Ltd.	315	5,033
Just Dial Ltd.(1)	711	10,619
Jyothy Labs Ltd.	3,586	23,099

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
Jyoti Structures Ltd.(1)	15,574	$5,325
Kalpataru Projects International Ltd.	2,318	37,196
Kalyani Steels Ltd.	460	4,256
Kamdhenu Ltd.	339	2,268
Karnataka Bank Ltd.(1)	4,962	13,460
Karur Vysya Bank Ltd.	9,536	25,229
Kaveri Seed Co. Ltd.	575	7,197
KCP Ltd.	1,967	5,488
Kellton Tech Solutions Ltd.(1)	1,287	2,364
Kfin Technologies Ltd.	1,842	22,836
Kiri Industries Ltd.(1)	988	4,559
Kirloskar Brothers Ltd.	697	15,023
Kirloskar Ferrous Industries Ltd.	1,212	9,953
Kirloskar Ferrous Industries Ltd.(1)	635	5,218
Kitex Garments Ltd.	527	2,306
KNR Constructions Ltd.	2,984	11,800
Kolte-Patil Developers Ltd.	551	2,886
Kopran Ltd.	671	2,392
KPI Green Energy Ltd.	1,622	17,514
KRBL Ltd.(1)	810	2,956
Krishna Institute of Medical Sciences Ltd.(1)	1,160	34,998
Krsnaa Diagnostics Ltd.	349	3,006
Lakshmi Machine Works Ltd.	100	17,884
Lemon Tree Hotels Ltd.(1)	10,641	17,074
Likhitha Infrastructure Ltd.	504	2,652
LT Foods Ltd.	2,852	12,903
LUX Industries Ltd.	112	3,177
Mahanagar Gas Ltd.	1,688	36,102
Maharashtra Scooters Ltd.	39	4,524
Maharashtra Seamless Ltd.	1,131	9,056
Mahindra Holidays & Resorts India Ltd.(1)	1,840	8,949
Mahindra Logistics Ltd.	609	3,621
Maithan Alloys Ltd.	180	2,472
Man Industries India Ltd.(1)	777	3,859
Man Infraconstruction Ltd.	2,440	5,743
Manali Petrochemicals Ltd.	1,877	2,032
Manappuram Finance Ltd.	17,437	44,910
Mangalam Cement Ltd.	631	7,673
Medplus Health Services Ltd.(1)	975	7,904
Meghmani Organics Ltd.(1)	4,269	5,130
Metropolis Healthcare Ltd.	693	17,691
Minda Corp. Ltd.	1,869	12,650
MM Forgings Ltd.	564	4,011
MMTC Ltd.	2,796	3,368
MOIL Ltd.	1,561	7,456
Mold-Tek Packaging Ltd.	419	3,911
Morepen Laboratories Ltd.(1)	7,989	7,600
Mrs Bectors Food Specialities Ltd.	739	14,175
Muthoot Microfin Ltd.(1)	358	971
Natco Pharma Ltd.	2,534	46,547
National Fertilizers Ltd.	3,037	5,024
Nava Ltd.	1,719	19,525
Navin Fluorine International Ltd.	738	29,030
NCC Ltd.	13,721	52,225

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
Nectar Lifesciences Ltd.(1)	2,214	$1,033
NELCO Ltd.	294	4,292
NESCO Ltd.	579	6,532
Netweb Technologies India Ltd.	445	14,453
Neuland Laboratories Ltd.	221	32,949
NIIT Learning Systems Ltd.	1,473	8,696
NIIT Ltd.	1,763	3,534
NOCIL Ltd.	2,244	7,568
Nuvama Wealth Management Ltd.	226	17,374
Nuvoco Vistas Corp. Ltd.(1)	1,616	6,552
OnMobile Global Ltd.(1)	1,009	1,023
Orient Cement Ltd.	2,651	9,656
Orient Electric Ltd.	3,336	10,672
Orient Green Power Co. Ltd.(1)	18,764	4,646
Orient Paper & Industries Ltd.	2,555	1,466
Oriental Hotels Ltd.	1,543	2,991
Pakka Ltd.	870	3,281
Panama Petrochem Ltd.	688	3,406
Parag Milk Foods Ltd.(1)	1,114	2,536
Patel Engineering Ltd.(1)	9,979	6,825
PC Jeweller Ltd.(1)	7,309	9,702
PCBL Ltd.	4,900	28,607
Pearl Global Industries Ltd.	132	1,619
Pennar Industries Ltd.(1)	2,164	4,594
Piramal Pharma Ltd.	14,333	32,323
Pitti Engineering Ltd.(1)	322	5,250
PNB Gilts Ltd.(1)	1,887	2,908
PNB Housing Finance Ltd.(1)	2,625	30,615
PNC Infratech Ltd.	2,812	15,120
Poly Medicure Ltd.	703	19,605
Polyplex Corp. Ltd.	207	3,074
Power Mech Projects Ltd.	180	14,592
Praj Industries Ltd.	1,959	17,914
Prakash Industries Ltd.(1)	3,181	8,370
Prataap Snacks Ltd.(1)	194	1,984
Pricol Ltd.(1)	1,446	8,921
Prince Pipes & Fittings Ltd.(1)	1,052	7,380
Prism Johnson Ltd.(1)	2,496	4,906
Procter & Gamble Health Ltd.	200	12,428
PSP Projects Ltd.	152	1,238
PTC India Ltd.	5,811	14,737
Puravankara Ltd.	1,420	7,801
Quess Corp. Ltd.	1,395	13,032
Quick Heal Technologies Ltd.	470	3,976
Rain Industries Ltd.	4,885	9,893
Rajesh Exports Ltd.(1)	923	3,222
Rallis India Ltd.	2,105	8,845
Ramco Cements Ltd.	2,031	20,128
Ramkrishna Forgings Ltd.	2,140	24,706
Ramky Infrastructure Ltd.(1)	507	4,309
Rashtriya Chemicals & Fertilizers Ltd.	4,212	10,115
Raymond Consumer Care Ltd.(1)	840	15,099
Raymond Ltd.	1,050	24,866
RBL Bank Ltd.	8,694	23,615

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
Redington Ltd.	16,439	$39,618
Redtape Ltd.(1)	811	6,559
Refex Industries Ltd.	1,230	4,550
Reliance Industrial Infrastructure Ltd.	155	2,203
Reliance Infrastructure Ltd.(1)	5,126	12,798
Reliance Power Ltd.(1)	75,549	27,628
Religare Enterprises Ltd.(1)	2,191	7,184
Repco Home Finance Ltd.	1,055	6,583
Rico Auto Industries Ltd.	1,835	2,665
RITES Ltd.	1,343	10,404
Roto Pumps Ltd.(1)	207	1,436
RR Kabel Ltd.	656	12,632
Rupa & Co. Ltd.(1)	419	1,651
Salzer Electronics Ltd.	347	4,507
Sammaan Capital Ltd.	8,943	17,275
Sandhar Technologies Ltd.	522	3,794
Sandur Manganese & Iron Ores Ltd.	1,248	7,499
Sanghi Industries Ltd.(1)	1,482	1,567
Sanghvi Movers Ltd.	630	6,745
Sanofi India Ltd.	156	12,662
Sansera Engineering Ltd.	845	15,144
Sapphire Foods India Ltd.(1)	1,003	19,940
Sarda Energy & Minerals Ltd.	1,844	7,725
Satia Industries Ltd.	661	953
Satin Creditcare Network Ltd.(1)	1,324	3,376
Savita Oil Technologies Ltd.	484	3,512
SBFC Finance Ltd.(1)	4,841	4,874
Schneider Electric Infrastructure Ltd.(1)	836	8,301
Selan Exploration Technology Ltd.(1)	379	4,423
SH Kelkar & Co. Ltd.	2,035	6,001
Shaily Engineering Plastics Ltd.(1)	907	11,421
Shalby Ltd.(1)	515	1,670
Shalimar Paints Ltd.(1)	1,215	1,987
Shankara Building Products Ltd.	264	1,886
Sharda Cropchem Ltd.	280	1,878
Shilpa Medicare Ltd.(1)	1,013	9,277
Shipping Corp. of India Ltd.	5,559	17,875
Shivalik Bimetal Controls Ltd.	543	3,679
Shree Digvijay Cement Co. Ltd.	1,275	1,528
Shriram Pistons & Rings Ltd.	53	1,360
SJS Enterprises Ltd.	401	4,676
Skipper Ltd.	587	2,926
SMS Pharmaceuticals Ltd.	819	3,308
Snowman Logistics Ltd.	1,961	1,928
Sobha Ltd.	1,445	29,128
Sobha Ltd.	158	1,625
Solara Active Pharma Sciences Ltd.(1)	306	2,574
Somany Ceramics Ltd.	386	3,319
Sonata Software Ltd.	1,700	13,508
South Indian Bank Ltd.	34,208	10,442
Southern Petrochemical Industries Corp. Ltd.	2,423	2,539
Spandana Sphoorty Financial Ltd.(1)	486	3,640
Star Cement Ltd.(1)	2,911	7,920
Steel Strips Wheels Ltd.(1)	958	2,598

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
Sterlite Technologies Ltd.(1)	2,947	$4,629
Stove Kraft Ltd.(1)	54	541
Strides Pharma Science Ltd.(1)	1,742	27,833
Subros Ltd.(1)	605	5,721
Sudarshan Chemical Industries Ltd.	1,032	12,704
Sula Vineyards Ltd.	1,007	5,993
Sunflag Iron & Steel Co. Ltd.(1)	1,670	4,289
Sunteck Realty Ltd.(1)	1,416	9,623
Supreme Petrochem Ltd.	1,829	18,753
Surya Roshni Ltd.	789	6,357
Suven Pharmaceuticals Ltd.(1)	3,227	41,402
Swaraj Engines Ltd.	138	5,602
Swelect Energy Systems Ltd.	195	2,369
Symphony Ltd.	403	7,505
TAJGVK Hotels & Resorts Ltd.	483	1,911
Tamil Nadu Newsprint & Papers Ltd.	904	2,467
Tanla Platforms Ltd.	1,335	14,793
TARC Ltd.(1)	2,781	7,600
TCI Express Ltd.	183	2,464
TD Power Systems Ltd.	1,480	7,536
TeamLease Services Ltd.(1)	277	10,406
Techno Electric & Engineering Co. Ltd.	306	5,967
Texmaco Infrastructure & Holdings Ltd.	1,238	1,967
Thanga Mayil Jewellery Ltd.	226	5,486
Thirumalai Chemicals Ltd.	1,770	7,114
Thomas Cook India Ltd.	4,545	12,502
Thyrocare Technologies Ltd.	399	4,098
Tide Water Oil Co. India Ltd.	161	5,016
Time Technoplast Ltd.	2,867	13,707
Tips Industries Ltd.	992	8,903
Titagarh Rail System Ltd.	2,017	34,229
Tourism Finance Corp. of India Ltd.	2,278	4,857
Trident Ltd.	9,291	4,098
Triveni Engineering & Industries Ltd.	1,529	8,689
Triveni Turbine Ltd.	2,278	19,540
TTK Prestige Ltd.	732	8,182
TV18 Broadcast Ltd.(1)	7,780	4,748
Ujjivan Small Finance Bank Ltd.	22,096	11,565
Usha Martin Ltd.	3,940	15,566
UTI Asset Management Co. Ltd.	1,248	17,058
Utkarsh Small Finance Bank Ltd.	9,213	5,380
Uttam Sugar Mills Ltd.	242	1,011
VA Tech Wabag Ltd.(1)	1,274	19,362
Vaibhav Global Ltd.	953	3,611
Vardhman Textiles Ltd.	2,573	15,189
Vascon Engineers Ltd.(1)	2,415	1,992
Venky's India Ltd.	104	2,900
V-Guard Industries Ltd.	5,425	29,679
Vinati Organics Ltd.	607	14,256
VIP Industries Ltd.	1,012	5,876
Visaka Industries Ltd.	1,013	1,353
V-Mart Retail Ltd.(1)	251	10,766
Voltamp Transformers Ltd.	132	22,217
VRL Logistics Ltd.(1)	700	4,423

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
Waaree Renewable Technologies Ltd.	755	$13,830
Welspun Corp. Ltd.	2,344	19,842
Welspun Enterprises Ltd.	1,548	10,858
Welspun Living Ltd.	4,822	11,098
West Coast Paper Mills Ltd.	555	4,035
Westlife Foodworld Ltd.(1)	1,288	12,636
Windlas Biotech Ltd.	426	4,175
Wockhardt Ltd.(1)	1,923	24,169
Wonderla Holidays Ltd.	436	4,399
Xchanging Solutions Ltd.	783	1,176
Yatharth Hospital & Trauma Care Services Ltd., Class C(1)	488	3,049
Zee Entertainment Enterprises Ltd.(1)	10,500	17,623
Zen Technologies Ltd.	806	16,361
Zensar Technologies Ltd.	2,713	24,839
Zuari Agro Chemicals Ltd.(1)	394	962
Zuari Industries Ltd.	535	2,509
		4,600,229
Indonesia — 2.4%
ABM Investama Tbk. PT	31,000	9,469
Adhi Karya Persero Tbk. PT(1)	136,500	2,686
Aspirasi Hidup Indonesia Tbk. PT	393,200	18,168
Astrindo Nusantara Infrastructure Tbk. PT(1)	1,172,800	4,729
Asuransi Tugu Pratama Indonesia Tbk. PT	76,500	5,596
Bank BTPN Syariah Tbk. PT	115,000	9,431
Bank Tabungan Negara Persero Tbk. PT	266,000	24,281
BFI Finance Indonesia Tbk. PT	455,400	29,900
Blue Bird Tbk. PT	24,000	2,801
Bukalapak.com Tbk. PT(1)	2,332,200	17,685
Bumi Resources Minerals Tbk. PT(1)	1,510,700	15,829
Bumi Serpong Damai Tbk. PT(1)	246,700	20,520
Ciputra Development Tbk. PT	455,000	38,228
Delta Dunia Makmur Tbk. PT	288,200	13,600
Dharma Satya Nusantara Tbk. PT	254,100	13,000
Elnusa Tbk. PT	193,300	6,007
Energi Mega Persada Tbk. PT(1)	616,800	7,985
ESSA Industries Indonesia Tbk. PT	458,300	26,370
Gajah Tunggal Tbk. PT	118,000	10,077
Global Mediacom Tbk. PT(1)	353,500	5,215
Harum Energy Tbk. PT(1)	137,300	11,901
Hillcon Tbk. PT	10,800	1,580
Indika Energy Tbk. PT	91,300	8,628
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	406,900	17,372
Japfa Comfeed Indonesia Tbk. PT(1)	270,300	27,901
Kawasan Industri Jababeka Tbk. PT(1)	754,600	7,468
Map Aktif Adiperkasa PT	581,300	32,694
Mark Dynamics Indonesia Tbk. PT	28,000	1,652
Media Nusantara Citra Tbk. PT(1)	313,100	6,606
Medikaloka Hermina Tbk. PT	248,000	20,858
Mitra Pinasthika Mustika Tbk. PT	73,500	4,899
Panin Financial Tbk. PT(1)	435,700	11,609
Petrosea Tbk. PT	7,100	5,794
PP Persero Tbk. PT(1)	135,100	3,965
Prodia Widyahusada Tbk. PT	10,800	2,207
Rukun Raharja Tbk. PT	76,600	6,441

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
Sawit Sumbermas Sarana Tbk. PT(1)	101,500	$6,746
Selamat Sempurna Tbk. PT	129,800	16,880
Sumber Tani Agung Resources Tbk. PT	84,800	4,201
Summarecon Agung Tbk. PT	467,600	18,448
Surya Citra Media Tbk. PT	826,300	6,522
Surya Semesta Internusa Tbk. PT	263,000	20,432
Timah Tbk. PT(1)	177,600	11,509
Wintermar Offshore Marine Tbk. PT(1)	136,500	4,223
		542,113
Malaysia — 2.7%
AirAsia X Bhd.(1)	5,500	1,669
Alliance Bank Malaysia Bhd.	38,700	38,617
Ancom Nylex Bhd.(1)	16,059	3,686
Astro Malaysia Holdings Bhd.(1)	30,300	1,685
ATA IMS Bhd.(1)	17,100	1,448
Bank Islam Malaysia Bhd.	26,500	16,326
Berjaya Food Bhd.	18,685	1,750
Bermaz Auto Bhd.	34,000	19,683
Bumi Armada Bhd.(1)	116,800	14,485
Cahya Mata Sarawak Bhd.	24,500	7,667
CCK Consolidated Holdings Bhd.	11,400	4,440
CTOS Digital Bhd.	69,500	20,921
Cypark Resources Bhd.(1)	31,900	4,873
Dagang NeXchange Bhd.(1)	85,400	7,120
Datasonic Group Bhd.	81,200	8,765
Dayang Enterprise Holdings Bhd.	41,000	24,755
Dufu Technology Corp. Bhd.	12,900	5,647
DXN Holdings Bhd.	28,800	4,140
Eco World Development Group Bhd.	18,700	6,724
Ekovest Bhd.(1)	86,300	7,201
Gas Malaysia Bhd.	7,500	6,403
Globetronics Technology Bhd.	27,500	5,525
Hextar Global Bhd.	30,300	6,333
Hiap Teck Venture Bhd.	45,800	3,560
Hibiscus Petroleum Bhd.	26,200	13,361
Iskandar Waterfront City Bhd.(1)	34,900	4,198
ITMAX SYSTEM Bhd.	16,400	13,012
Kelington Group Bhd.	26,300	18,405
Kinergy Advancement Bhd.(1)	75,000	5,745
Kossan Rubber Industries Bhd.	47,900	20,169
KSL Holdings Bhd.(1)	10,100	4,143
LBS Bina Group Bhd.	34,500	4,958
Mah Sing Group Bhd.	73,500	27,733
Malaysia Smelting Corp. Bhd.	8,900	4,944
Malaysian Resources Corp. Bhd.	80,700	10,284
Matrix Concepts Holdings Bhd.	18,800	8,232
Mega First Corp. Bhd.	6,000	6,119
MSM Malaysia Holdings Bhd.(1)	18,200	4,900
Naim Holdings Bhd.(1)	7,100	2,027
Nationgate Holdings Bhd.	27,600	12,156
Pecca Group Bhd.	27,300	7,700
Pentamaster Corp. Bhd.	20,200	18,506
Pertama Digital Bhd.(1)	13,500	6,710
Ranhill Utilities Bhd.(1)	64,822	19,529

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
RGB International Bhd.	44,000	$3,872
Sam Engineering & Equipment M Bhd.	11,500	14,241
Sime Darby Property Bhd.	113,100	36,700
SKP Resources Bhd.	16,500	4,328
SP Setia Bhd. Group	79,600	20,319
Supermax Corp. Bhd.(1)	68,000	12,357
Swift Haulage Bhd.	12,900	1,491
UEM Sunrise Bhd.	51,200	10,431
UWC Bhd.(1)	15,700	9,087
Velesto Energy Bhd.	185,900	9,053
VS Industry Bhd.	91,800	23,223
VSTECS Bhd.	7,200	5,258
WCT Holdings Bhd.(1)	26,000	6,394
		593,008
Mexico — 2.2%
Alfa SAB de CV, Class A	78,750	45,904
Alsea SAB de CV	14,875	40,862
Bolsa Mexicana de Valores SAB de CV	11,812	18,173
Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)	2,542	14,515
Corp. Inmobiliaria Vesta SAB de CV	22,750	62,356
Genomma Lab Internacional SAB de CV, Class B	26,275	25,335
Gentera SAB de CV	32,812	35,687
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	918	58,816
Grupo Televisa SAB, ADR	16,466	32,767
La Comer SAB de CV	13,550	23,049
Megacable Holdings SAB de CV	31,512	67,683
Nemak SAB de CV(1)	38,500	4,359
Ollamani SAB(1)	2,048	4,315
Orbia Advance Corp. SAB de CV	24,100	25,930
Regional SAB de CV	6,583	41,859
		501,610
Philippines — 0.9%
Alliance Global Group, Inc.	83,100	13,434
Converge Information & Communications Technology Solutions, Inc.(1)	235,600	63,089
DigiPlus Interactive Corp.	39,500	15,819
Puregold Price Club, Inc.	8,500	4,207
Robinsons Land Corp.	214,300	57,050
Wilcon Depot, Inc.	140,000	46,859
		200,458
Poland — 1.2%
AmRest Holdings SE(1)	2,287	13,564
CCC SA(1)	1,180	47,228
Cyfrowy Polsat SA(1)	7,522	28,749
Eurocash SA	1,290	3,298
Grupa Azoty SA(1)	1,613	7,406
Grupa Kety SA	332	66,616
Jastrzebska Spolka Weglowa SA(1)	1,695	11,225
Tauron Polska Energia SA(1)	33,905	31,049
Text SA	480	9,656
Warsaw Stock Exchange	1,618	18,305
XTB SA	2,140	37,834
		274,930

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
South Africa — 3.4%
AECI Ltd.	4,515	$26,927
Astral Foods Ltd.(1)	1,023	9,981
AVI Ltd.	12,835	73,120
Barloworld Ltd.	5,376	28,189
Coronation Fund Managers Ltd.	7,448	16,931
Dis-Chem Pharmacies Ltd.	17,657	34,511
Fortress Real Estate Investments Ltd., Class B	43,372	46,934
Grindrod Ltd.	24,285	19,277
Life Healthcare Group Holdings Ltd.	54,560	43,878
Momentum Group Ltd.	44,975	70,253
Motus Holdings Ltd.	6,265	42,424
MultiChoice Group(1)	5,533	34,236
NEPI Rockcastle NV(1)	1,698	13,847
Netcare Ltd.	40,608	30,910
Omnia Holdings Ltd.	5,827	20,647
Pick n Pay Stores Ltd.(1)	13,975	19,045
Sappi Ltd.	23,125	59,178
Sun International Ltd.	6,238	14,641
Telkom SA SOC Ltd.(1)	6,413	10,120
Thungela Resources Ltd.	4,865	31,748
Truworths International Ltd.	17,154	93,320
Wilson Bayly Holmes-Ovcon Ltd.	2,625	30,128
		770,245
South Korea — 11.5%
Able C&C Co. Ltd.	841	4,604
Aekyung Chemical Co. Ltd.	540	5,059
Aekyung Industrial Co. Ltd.	290	3,751
Agabang&Company(1)	1,002	3,065
Ahnlab, Inc.	190	7,719
Ananti, Inc.(1)	1,776	6,812
Asiana Airlines, Inc.(1)	1,304	9,538
BGF retail Co. Ltd.	216	19,086
BH Co. Ltd.	1,119	20,037
Boryung	1,128	10,021
Byucksan Corp.	831	1,355
C&C International Corp.(1)	157	12,130
Caregen Co. Ltd.	593	7,665
Cheryong Electric Co. Ltd.	537	22,668
Chong Kun Dang Pharmaceutical Corp.	310	28,881
Chunbo Co. Ltd.(1)	49	2,202
CJ CGV Co. Ltd.(1)	2,922	15,711
CJ ENM Co. Ltd.(1)	329	17,896
Cosmax, Inc.	224	20,392
COWELL FASHION Co. Ltd.	485	807
Curexo, Inc.(1)	486	2,864
Daeduck Electronics Co. Ltd.	1,037	15,586
Daesang Corp.	1,001	15,568
Daewoo Engineering & Construction Co. Ltd.(1)	6,617	20,012
Daewoong Co. Ltd.	659	12,648
Daewoong Pharmaceutical Co. Ltd.	176	19,751
Daishin Securities Co. Ltd.	1,037	12,971
Danal Co. Ltd.(1)	538	1,318
Daou Data Corp.	375	3,033

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
Daou Technology, Inc.	741	$10,038
Dentium Co. Ltd.	222	13,317
DGB Financial Group, Inc.	5,670	35,604
DI Dong Il Corp.	462	10,852
DL E&C Co. Ltd.	1,112	27,537
DL Holdings Co. Ltd.	454	15,666
DN Automotive Corp.	68	4,535
Dong-A Socio Holdings Co. Ltd.	46	4,339
Dong-A ST Co. Ltd.	142	8,121
Dongsuh Cos., Inc.	874	12,202
Dongwha Enterprise Co. Ltd.(1)	359	2,996
Dongwon F&B Co. Ltd.	271	6,853
Dongwon Systems Corp.	256	8,074
Dongwoon Anatech Co. Ltd.	245	3,402
Doosan Co. Ltd.	113	12,676
Doosan Tesna, Inc.	327	8,043
Douzone Bizon Co. Ltd.	619	27,887
Dreamtech Co. Ltd.	754	5,236
Ecopro HN Co. Ltd.	407	14,166
E-MART, Inc.	609	29,062
EMRO, Inc.(1)	155	5,907
EM-Tech Co. Ltd.	269	5,146
Eugene Investment & Securities Co. Ltd.	2,570	8,503
Eugene Technology Co. Ltd.	376	12,995
Foosung Co. Ltd.(1)	1,160	5,792
Gaonchips Co. Ltd.(1)	197	7,119
Genexine, Inc.(1)	256	1,360
GigaVis Co. Ltd.	50	1,467
GOLFZON Co. Ltd.	131	6,496
Gradiant Corp.	276	2,539
Grand Korea Leisure Co. Ltd.	1,160	9,719
Green Cross Corp.	217	27,743
Green Cross Holdings Corp.	650	8,109
GS Engineering & Construction Corp.(1)	2,613	40,184
HAESUNG DS Co. Ltd.	249	5,515
Hana Materials, Inc.	341	8,821
Hana Micron, Inc.	1,309	12,488
Hana Tour Service, Inc.	429	15,872
Hancom, Inc.	609	8,408
Handsome Co. Ltd.	387	4,767
Hanil Cement Co. Ltd.	900	9,987
Hankook & Co. Co. Ltd.	835	10,652
Hansae Co. Ltd.	559	6,911
Hanssem Co. Ltd.	323	13,241
Hanwha Engine(1)	655	6,773
Hanwha General Insurance Co. Ltd.	2,525	11,035
Hanwha Investment & Securities Co. Ltd.(1)	4,465	11,390
Harim Holdings Co. Ltd.	1,463	6,072
HD Hyundai Construction Equipment Co. Ltd.	486	19,262
HD Hyundai Energy Solutions Co. Ltd.(1)	42	854
HD Hyundai Infracore Co. Ltd.(1)	5,060	27,281
HDC Hyundai Development Co-Engineering & Construction, E Shares	1,443	28,034
Hite Jinro Co. Ltd.	1,202	18,638
HL Mando Co. Ltd.	1,183	30,192

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
HS Hyosung Corp.(1)	46	$1,560
Humasis Co. Ltd.(1)	1,482	2,082
Humedix Co. Ltd.	263	6,564
Hyosung Advanced Materials Corp.	105	22,300
Hyosung Corp.	209	7,727
Hyosung Heavy Industries Corp.	143	31,050
Hyosung TNC Corp.	103	22,954
HYUNDAI Corp.	247	3,575
Hyundai Department Store Co. Ltd.	609	21,814
Hyundai Elevator Co. Ltd.	722	22,747
Hyundai Feed, Inc.(1)	668	373
Hyundai Home Shopping Network Corp.	158	5,672
Hyundai Wia Corp.	651	24,994
Innocean Worldwide, Inc.	269	3,967
Innox Advanced Materials Co. Ltd.	367	8,004
Insun ENT Co. Ltd.(1)	335	1,542
Intekplus Co. Ltd.(1)	160	1,903
Intellian Technologies, Inc.	151	6,267
Interflex Co. Ltd.(1)	323	2,971
INTOPS Co. Ltd.	321	5,878
IS Dongseo Co. Ltd.	425	7,743
ISC Co. Ltd.	160	6,530
i-SENS, Inc.	273	3,429
Jahwa Electronics Co. Ltd.(1)	128	2,046
Jeio Co. Ltd.(1)	321	4,339
Jeju Air Co. Ltd.(1)	1,146	8,159
Jin Air Co. Ltd.(1)	910	7,219
Jusung Engineering Co. Ltd.	1,184	23,924
JW Pharmaceutical Corp.	419	9,318
K Car Co. Ltd.	460	4,697
Kakao Games Corp.(1)	1,069	14,652
Kangwon Energy Co. Ltd.(1)	209	1,887
KC Co. Ltd.	287	4,114
KC Tech Co. Ltd.	334	8,905
KCC Glass Corp.	256	7,903
KEPCO Plant Service & Engineering Co. Ltd.	884	27,554
KG Chemical Corp.	1,034	3,288
KG Dongbusteel	1,333	5,767
KG Eco Solution Co. Ltd.	374	1,668
KG Mobility Co.(1)	1,009	4,623
KH Vatec Co. Ltd.	492	4,029
KISCO Corp.	1,002	6,350
Koh Young Technology, Inc.	1,506	12,162
Kolmar BNH Co. Ltd.	369	4,201
Kolmar Korea Co. Ltd.	475	23,223
Kolon Industries, Inc.	700	18,356
KoMiCo Ltd.	280	14,213
KONA I Co. Ltd.	158	1,811
Korea Electric Terminal Co. Ltd.	206	11,480
Korea Line Corp.(1)	5,661	8,253
Korea Petrochemical Ind Co. Ltd.	137	10,706
Korean Reinsurance Co.	4,688	29,741
Kumho Tire Co., Inc.(1)	4,429	15,373
Kyung Dong Navien Co. Ltd.	255	13,172

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
Lake Materials Co. Ltd.(1)	761	$10,243
Lotte Chilsung Beverage Co. Ltd.	146	14,388
Lotte Energy Materials Corp.	293	8,627
LOTTE Fine Chemical Co. Ltd.	615	22,447
Lotte Innovate Co. Ltd.	196	3,944
Lotte Rental Co. Ltd.	594	13,920
Lotte Shopping Co. Ltd.	433	20,236
Lotte Wellfood Co. Ltd.	109	11,466
LVMC Holdings(1)	3,183	5,829
LX International Corp.	1,049	25,176
LX Semicon Co. Ltd.	284	14,625
Mcnex Co. Ltd.	180	2,638
MegaStudyEdu Co. Ltd.	297	10,973
MNTech Co. Ltd.(1)	782	6,609
Myoung Shin Industrial Co. Ltd.	997	8,741
Namhae Chemical Corp.	324	1,606
Naturecell Co. Ltd.(1)	1,459	11,199
Neowiz	105	1,677
NEPES Corp.(1)	487	3,628
Nexen Tire Corp.	1,157	6,671
NEXTIN, Inc.	132	4,791
NHN Corp.	260	3,877
NICE Information Service Co. Ltd.	1,187	9,128
OCI Holdings Co. Ltd.	561	30,023
Orion Holdings Corp.	696	8,152
Ottogi Corp.	69	21,517
Paradise Co. Ltd.	1,787	14,991
Park Systems Corp.	187	26,695
Partron Co. Ltd.	1,223	6,979
PharmaResearch Co. Ltd.	277	36,126
Pharmicell Co. Ltd.(1)	484	2,129
PI Advanced Materials Co. Ltd.(1)	570	11,289
Pond Group Co. Ltd.(1)	279	1,112
Poongsan Corp.	531	25,603
Posco M-Tech Co. Ltd.	565	7,013
PSK, Inc.	899	17,406
RFHIC Corp.	146	1,345
S&S Tech Corp.	386	7,699
Samchully Co. Ltd.	20	1,331
Samyang Foods Co. Ltd.	124	46,006
SD Biosensor, Inc.(1)	1,641	13,143
SeAH Besteel Holdings Corp.	578	8,665
SeAH Steel Corp.	18	1,576
SeAH Steel Holdings Corp.	66	8,918
Sebang Co. Ltd.	94	955
Sebang Global Battery Co. Ltd.	265	20,126
Seegene, Inc.	1,282	24,780
Seobu T&D	788	3,617
Seojin System Co. Ltd.(1)	754	14,065
Seoul Semiconductor Co. Ltd.	1,156	8,346
Seoyon E-Hwa Co. Ltd.	381	4,232
SFA Engineering Corp.	536	10,027
SFA Semicon Co. Ltd.(1)	1,342	4,011
SGC Energy Co. Ltd.	93	1,964

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
Shinsegae International, Inc.	454	$4,514
Shinsegae, Inc.	292	32,956
Shinsung Delta Tech Co. Ltd.	409	14,837
SK Chemicals Co. Ltd.	313	11,664
SK D&D Co. Ltd.	225	1,478
SK Discovery Co. Ltd.	290	7,700
SK Eternix Co. Ltd.(1)	186	2,355
SK Gas Ltd.	74	9,541
SK Networks Co. Ltd.	3,780	14,496
SK oceanplant Co. Ltd.(1)	167	1,793
SK Securities Co. Ltd.	5,234	2,032
SL Corp.	447	11,325
SM Entertainment Co. Ltd.	461	21,721
SNT Dynamics Co. Ltd.	808	12,771
SNT Motiv Co. Ltd.	227	7,770
SOLUM Co. Ltd.(1)	1,080	15,345
Solus Advanced Materials Co. Ltd.	111	1,087
Soop Co. Ltd.	320	24,603
Soulbrain Holdings Co. Ltd.	247	10,266
SPG Co. Ltd.	240	4,748
Studio Dragon Corp.(1)	405	11,451
Sung Kwang Bend Co. Ltd.	661	7,846
Sungwoo Hitech Co. Ltd.	1,760	9,600
Synopex, Inc.(1)	3,195	18,945
Taekwang Industrial Co. Ltd.	9	3,972
Taewoong Co. Ltd.(1)	348	3,710
Taihan Electric Wire Co. Ltd.(1)	1,325	12,244
TES Co. Ltd.	170	2,326
TK Corp.	548	6,021
TKG Huchems Co. Ltd.	591	8,318
Tokai Carbon Korea Co. Ltd.	220	16,602
Tongyang Life Insurance Co. Ltd.	1,829	8,948
TSE Co. Ltd.(1)	61	2,231
Tway Air Co. Ltd.(1)	4,256	9,350
Unid Co. Ltd.	179	10,782
Value Added Technology Co. Ltd.	215	3,867
VT Co. Ltd.(1)	1,005	22,260
Won Tech Co. Ltd.	1,155	5,092
Wonik QnC Corp.	633	12,916
Woongjin Thinkbig Co. Ltd.(1)	857	1,167
W-Scope Chungju Plant Co. Ltd.(1)	310	4,657
YC Corp.(1)	1,132	11,907
YG Entertainment, Inc.	451	11,547
Youngone Corp.	632	17,993
Youngone Holdings Co. Ltd.	178	11,146
Yungjin Pharmaceutical Co. Ltd.(1)	848	1,580
		2,579,567
Taiwan — 21.5%
Abico Avy Co. Ltd.(1)	3,000	3,032
Ability Enterprise Co. Ltd.	7,000	10,906
Ability Opto-Electronics Technology Co. Ltd.	2,000	18,257
AcBel Polytech, Inc.(1)	12,000	13,175
ACES Electronic Co. Ltd.(1)	3,000	4,970
Acter Group Corp. Ltd.	3,000	26,184

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
Action Electronics Co. Ltd.	3,000	$1,994
Adlink Technology, Inc.	1,000	2,274
Advanced Analog Technology, Inc.	1,000	2,480
Advanced International Multitech Co. Ltd.	3,000	7,857
Advanced Power Electronics Corp.	1,000	2,475
Advancetek Enterprise Co. Ltd.	6,000	12,186
AGV Products Corp.	11,000	4,296
AIC, Inc.	1,000	11,991
Air Asia Co. Ltd.	1,000	1,073
Alcor Micro Corp.(1)	1,000	4,996
ALI Corp.(1)	1,000	635
All Ring Tech Co. Ltd.	1,000	11,930
Allied Circuit Co. Ltd.	1,000	3,989
Allied Supreme Corp.	1,000	11,939
Alltop Technology Co. Ltd.	1,000	7,363
Alpha Networks, Inc.	2,000	2,202
Altek Corp.	6,000	7,198
Ambassador Hotel	5,000	9,547
Ampak Technology, Inc.	1,000	5,645
Ampire Co. Ltd.	2,000	2,183
AMPOC Far-East Co. Ltd.	5,000	13,817
AmTRAN Technology Co. Ltd.(1)	20,000	14,209
Anji Technology Co. Ltd.	1,000	1,149
Anpec Electronics Corp.	3,000	17,109
Apac Opto Electronics, Inc.	1,000	3,292
Apacer Technology, Inc.	1,000	1,708
APAQ Technology Co. Ltd.	1,000	5,182
Apex Biotechnology Corp.	2,000	1,872
Apex International Co. Ltd.(1)	2,000	3,740
Arcadyan Technology Corp.	1,000	4,586
Ardentec Corp.	10,000	21,697
Argosy Research, Inc.	1,000	4,718
Asia Optical Co., Inc.	5,000	19,147
ASIX Electronics Corp.	1,000	3,609
ASROCK, Inc.	1,000	6,534
AURAS Technology Co. Ltd.	1,000	19,256
Aurotek Corp.	2,000	4,222
AVer Information, Inc.	1,000	1,528
Avermedia Technologies	4,000	6,074
Axiomtek Co. Ltd.	2,000	5,648
Azurewave Technologies, Inc.	2,000	2,760
Bafang Yunji International Co. Ltd.	1,000	4,726
Bank of Kaohsiung Co. Ltd.	14,420	5,412
BES Engineering Corp.	35,000	14,636
B'in Live Co. Ltd.	1,100	3,016
Biostar Microtech International Corp.(1)	1,000	754
Bioteque Corp.	1,000	4,312
Bizlink Holding, Inc.	2,000	28,465
Bonny Worldwide Ltd.(1)	1,000	6,981
Brave C&H Supply Co. Ltd.	1,000	4,807
Brillian Network & Automation Integrated System Co. Ltd.	1,000	9,066
Browave Corp.	2,000	10,807
C Sun Manufacturing Ltd.	3,000	22,579
Capital Futures Corp.	3,000	5,228

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
Career Technology MFG. Co. Ltd.(1)	11,000	$8,152
Castles Technology Co. Ltd.	1,000	4,052
Caswell, Inc.	1,000	4,763
CCP Contact Probes Co. Ltd.	1,000	1,332
Center Laboratories, Inc.	12,000	17,586
Central Reinsurance Co. Ltd.	9,000	7,797
ChainQui Construction Development Co. Ltd.(1)	3,000	2,262
Chang Wah Technology Co. Ltd.	2,000	2,535
Channel Well Technology Co. Ltd.	3,000	6,360
Charoen Pokphand Enterprise	4,000	12,389
CHC Healthcare Group	2,000	2,843
Chen Full International Co. Ltd.	2,000	2,800
Chenbro Micom Co. Ltd.	3,000	27,526
Cheng Fwa Industrial Co. Ltd.(1)	1,000	939
Cheng Loong Corp.	18,000	14,574
Cheng Mei Materials Technology Corp.(1)	28,000	12,232
Cheng Uei Precision Industry Co. Ltd.	12,000	26,926
Chenming Electronic Technology Corp.	3,000	10,753
Chief Telecom, Inc.	1,000	16,811
Chien Kuo Construction Co. Ltd.	4,000	2,902
China Chemical & Pharmaceutical Co. Ltd.	3,000	1,983
China Container Terminal Corp.	2,000	1,974
China Ecotek Corp.	1,000	1,939
China Electric Manufacturing Corp.	7,000	3,900
China General Plastics Corp.	7,000	3,710
China Glaze Co. Ltd.	3,000	2,037
China Man-Made Fiber Corp.(1)	30,000	7,667
China Metal Products	7,000	8,648
China Petrochemical Development Corp.(1)	101,000	30,748
China Steel Chemical Corp.	3,000	9,390
China Wire & Cable Co. Ltd.	3,000	3,770
Chinese Maritime Transport Ltd.	3,000	4,059
Chin-Poon Industrial Co. Ltd.	15,000	20,320
ChipMOS Technologies, Inc.	11,000	13,149
Chlitina Holding Ltd.	1,000	4,324
Chong Hong Construction Co. Ltd.	7,000	25,200
Chun Yuan Steel Industry Co. Ltd.	11,000	6,300
Chung Hwa Chemical Industrial Works Ltd.	1,000	1,072
Chung Hwa Pulp Corp.(1)	9,000	5,459
Cleanaway Co. Ltd.	2,000	11,951
Clevo Co.	5,000	9,235
CMC Magnetics Corp.(1)	24,000	9,962
Complex Micro Interconnection Co. Ltd.	1,000	1,637
Compucase Enterprise	1,000	2,285
Concord International Securities Co. Ltd.	7,600	4,568
Concord Securities Co. Ltd.	17,850	7,878
Continental Holdings Corp.	11,000	11,944
Contrel Technology Co. Ltd.	3,000	6,187
Coremax Corp.	1,000	1,974
Coretronic Corp.	7,000	17,635
Co-Tech Development Corp.	3,000	6,094
Cryomax Cooling System Corp.	1,050	1,664
CSBC Corp. Taiwan(1)	14,000	8,154
CTCI Corp.	19,000	29,812

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
CviLux Corp.	2,000	$4,230
Cyberlink Corp.	1,000	3,069
CyberPower Systems, Inc.	1,000	8,877
CyberTAN Technology, Inc.(1)	9,000	9,781
DA CIN Construction Co. Ltd.	4,000	6,923
Da-Li Development Co. Ltd.	7,350	14,341
Darfon Electronics Corp.	5,000	8,319
Darwin Precisions Corp.(1)	7,000	3,292
Daxin Materials Corp.	2,000	11,026
Depo Auto Parts Ind Co. Ltd.	3,000	23,322
DFI, Inc.	1,000	2,567
Dimerco Express Corp.	3,000	8,301
DingZing Advanced Materials, Inc.	1,000	5,874
D-Link Corp.	11,000	6,505
DONPON PRECISION, Inc.	2,000	2,012
Dr. Wu Skincare Co. Ltd.	1,000	4,791
Draytek Corp.	1,000	1,343
Dynamic Holding Co. Ltd.	11,000	22,628
Dynapack International Technology Corp.	3,000	9,695
E&R Engineering Corp.	1,000	3,418
Eastech Holding Ltd.	1,000	4,701
Eastern Media International Corp.(1)	3,000	1,944
Edimax Technology Co. Ltd.	6,000	7,762
Edison Opto Corp.	3,000	2,460
Edom Technology Co. Ltd.	5,000	6,868
Egis Technology, Inc.(1)	1,000	7,618
Elan Microelectronics Corp.	7,000	32,210
E-Lead Electronic Co. Ltd.	1,000	2,051
Elite Advanced Laser Corp.(1)	4,000	21,731
Elitegroup Computer Systems Co. Ltd.	4,000	3,310
Emerging Display Technologies Corp.	1,000	873
Ennostar, Inc.(1)	10,000	13,155
Episil Technologies, Inc.(1)	3,000	5,868
Episil-Precision, Inc.	1,000	1,904
Eson Precision Ind Co. Ltd.(1)	3,000	5,706
Eternal Materials Co. Ltd.	24,000	23,646
Ever Ohms Technology Co. Ltd.(1)	2,000	2,407
Evergreen Aviation Technologies Corp.	4,000	12,496
Evergreen International Storage & Transport Corp.	11,000	10,766
EVERGREEN Steel Corp.	1,000	3,878
Everlight Chemical Industrial Corp.	11,000	9,069
Everlight Electronics Co. Ltd.	12,000	29,636
Evertop Wire Cable Corp.	5,000	3,178
Excelsior Medical Co. Ltd.	2,100	5,820
EZconn Corp.	1,105	14,147
Falcon Machine Tools Co. Ltd.	2,140	5,436
Farglory F T Z Investment Holding Co. Ltd.	1,080	1,662
Favite, Inc.(1)	2,000	4,550
Federal Corp.(1)	10,000	6,785
Feedback Technology Corp.	1,080	5,543
FIC Global, Inc.	1,000	1,282
FineMat Applied Materials Co. Ltd.(1)	1,000	1,354
FineTek Co. Ltd.	1,000	5,399
Firich Enterprises Co. Ltd.	6,000	6,304

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
First Hi-Tec Enterprise Co. Ltd.	1,000	$2,995
First Insurance Co. Ltd.	5,000	3,751
First Steamship Co. Ltd.(1)	15,000	3,466
FIT Holding Co. Ltd.	5,000	8,681
Fitipower Integrated Technology, Inc.	3,000	25,109
Fittech Co. Ltd.(1)	2,000	8,691
FLEXium Interconnect, Inc.	11,000	29,826
Flytech Technology Co. Ltd.	2,000	5,378
FocalTech Systems Co. Ltd.	7,000	17,797
FOCI Fiber Optic Communications, Inc.(1)	1,000	5,907
Forcecon Tech Co. Ltd.	1,028	5,556
Forest Water Environment Engineering Co. Ltd.(1)	1,000	1,468
Formosa International Hotels Corp.	1,000	6,434
Formosa Laboratories, Inc.	2,000	6,062
Formosa Optical Technology Co. Ltd.	1,000	3,100
Formosan Union Chemical	9,000	6,605
Founding Construction & Development Co. Ltd.	3,000	2,095
Foxsemicon Integrated Technology, Inc.	3,000	32,966
Franbo Lines Corp.	7,000	4,226
FSP Technology, Inc.	3,000	6,028
Fu Hua Innovation Co. Ltd.	6,240	7,338
Fulgent Sun International Holding Co. Ltd.	4,000	15,108
Fulltech Fiber Glass Corp.(1)	10,000	7,204
Fusheng Precision Co. Ltd.	3,000	26,638
G Shank Enterprise Co. Ltd.	3,117	10,495
Gallant Micro Machining Co. Ltd.	1,000	29,342
Gallant Precision Machining Co. Ltd.	4,000	18,861
Gamania Digital Entertainment Co. Ltd.	3,000	7,437
GEM Terminal Industrial Co. Ltd.(1)	1,000	910
Gemtek Technology Corp.	9,000	11,908
General Interface Solution Holding Ltd.(1)	6,000	11,570
Genesys Logic, Inc.	1,000	3,609
GeoVision, Inc.	2,000	4,426
GFC Ltd.	2,000	6,377
Giantplus Technology Co. Ltd.(1)	2,000	1,250
Gigasolar Materials Corp.(1)	1,000	3,500
Gigastorage Corp.(1)	2,000	1,295
Global Brands Manufacture Ltd.	8,000	15,783
Global Mixed Mode Technology, Inc.	2,000	14,294
Globaltek Fabrication Co. Ltd.	2,000	5,987
Globe Union Industrial Corp.	7,000	4,224
Gloria Material Technology Corp.	14,000	20,970
GMI Technology, Inc.(1)	5,000	13,641
Golden Long Teng Development Co. Ltd.	3,000	4,149
Goldsun Building Materials Co. Ltd.	17,000	29,124
Good Will Instrument Co. Ltd.	1,000	1,214
Gordon Auto Body Parts	2,000	1,935
Gourmet Master Co. Ltd.	2,000	5,176
Grand Fortune Securities Co. Ltd.	5,000	2,124
Grand Pacific Petrochemical(1)	23,381	9,689
Grand Process Technology Corp.	1,000	61,486
Grape King Bio Ltd.	3,000	13,458
Great Tree Pharmacy Co. Ltd.	1,169	7,021
Greatek Electronics, Inc.	7,000	13,150

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
Hai Kwang Enterprise Corp.(1)	3,000	$1,657
Hannstar Board Corp.	3,000	4,999
HannStar Display Corp.(1)	32,000	9,178
HannsTouch Holdings Co.(1)	4,000	1,153
Hanpin Electron Co. Ltd.	1,000	1,526
Harvatek Corp.	1,000	721
HD Renewable Energy Co. Ltd.	1,024	8,306
Hitron Technology, Inc.	5,000	4,892
Hiyes International Co. Ltd.	1,297	10,712
Ho Tung Chemical Corp.	26,000	7,281
Hocheng Corp.	5,000	2,823
Holdings-Key Electric Wire & Cable Co. Ltd.	2,000	3,126
Holiday Entertainment Co. Ltd.	1,000	2,591
Holy Stone Enterprise Co. Ltd.	2,000	5,703
Hong Ho Precision Textile Co. Ltd.	1,000	1,590
Hong Pu Real Estate Development Co. Ltd.	3,000	3,310
Hong TAI Electric Industrial	5,000	5,702
Horizon Securities Co. Ltd.	7,000	2,544
Hota Industrial Manufacturing Co. Ltd.	5,000	10,547
Hotron Precision Electronic Industrial Co. Ltd.(1)	1,000	942
Hsin Ba Ba Corp.	1,000	6,309
Hsin Kuang Steel Co. Ltd.	6,000	11,184
HTC Corp.(1)	10,000	13,937
Hu Lane Associate, Inc.(1)	2,000	9,912
HUA ENG Wire & Cable Co. Ltd.	9,000	9,475
Huaku Development Co. Ltd.	9,200	42,783
Huang Hsiang Construction Corp.	5,000	10,013
Hung Ching Development & Construction Co. Ltd.	3,000	3,721
Hung Sheng Construction Ltd.	9,000	7,741
Hwa Fong Rubber Industrial Co. Ltd.	5,000	3,067
Hwang Chang General Contractor Co. Ltd.	4,684	11,242
Ibase Technology, Inc.	3,000	6,846
ICatch Technology, Inc.(1)	1,000	1,867
Ichia Technologies, Inc.	8,000	11,393
I-Chiun Precision Industry Co. Ltd.	5,202	15,509
IEI Integration Corp.	3,000	7,484
In Win Development, Inc.(1)	1,000	3,265
Infortrend Technology, Inc.	8,000	7,909
Info-Tek Corp.	1,000	1,179
Ingentec Corp.	1,050	7,186
Inpaq Technology Co. Ltd.	2,000	6,068
Insyde Software Corp.	1,200	16,482
Integrated Service Technology, Inc.	2,000	10,024
International CSRC Investment Holdings Co.(1)	12,000	6,153
Iron Force Industrial Co. Ltd.	2,000	6,819
ITE Technology, Inc.	4,000	18,172
ITEQ Corp.	3,000	7,655
Jarllytec Co. Ltd.	1,000	5,552
Jean Co. Ltd.(1)	2,000	2,155
Jess-Link Products Co. Ltd.	3,000	17,256
Jetway Information Co. Ltd.	1,000	1,661
Jetwell Computer Co. Ltd.	1,000	5,259
Jia Wei Lifestyle, Inc.	1,000	2,289
Jih Lin Technology Co. Ltd.	1,000	2,041

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
Jiin Yeeh Ding Enterprise Co. Ltd.	1,000	$2,283
Johnson Health Tech Co. Ltd.	2,000	7,694
K Laser Technology, Inc.	2,000	1,471
Kaimei Electronic Corp.	3,000	6,544
Kaori Heat Treatment Co. Ltd.	2,000	23,325
Kedge Construction Co. Ltd.	1,020	2,566
KEE TAI Properties Co. Ltd.	12,000	7,276
Kenda Rubber Industrial Co. Ltd.	15,000	14,749
Kerry TJ Logistics Co. Ltd.	5,000	6,185
Key Ware Electronics Co. Ltd.	3,000	1,422
Keystone Microtech Corp.	1,000	12,435
KHGEARS International Ltd.	1,000	4,447
Kindom Development Co. Ltd.	11,000	19,608
King Polytechnic Engineering Co. Ltd.	1,050	1,828
Kinik Co.	3,000	31,786
Kinko Optical Co. Ltd.(1)	3,000	2,506
Kinpo Electronics	21,000	15,664
KMC Kuei Meng International, Inc.	2,000	9,713
KNH Enterprise Co. Ltd.	3,000	1,940
Ko Ja Cayman Co. Ltd.	1,000	1,652
KS Terminals, Inc.	3,000	8,393
Kung Long Batteries Industrial Co. Ltd.	1,000	4,514
Kung Sing Engineering Corp.(1)	6,000	2,084
Kuo Toong International Co. Ltd.	6,000	12,536
Kuo Yang Construction Co. Ltd.	5,000	4,229
KYE Systems Corp.	5,000	9,226
L&K Engineering Co. Ltd.	8,148	62,927
Lanner Electronics, Inc.	2,000	5,983
Leadtek Research, Inc.(1)	2,000	6,179
Lealea Enterprise Co. Ltd.(1)	6,000	1,778
Lelon Electronics Corp.	1,000	2,519
Lemtech Holdings Co. Ltd.	1,000	3,362
Li Peng Enterprise Co. Ltd.(1)	14,000	3,919
Lida Holdings Ltd.	1,000	825
Lingsen Precision Industries Ltd.(1)	6,000	3,863
Lintes Technology Co. Ltd.	1,035	5,338
Lion Travel Service Co. Ltd.	2,000	8,562
Long Bon International Co. Ltd.(1)	9,000	6,351
Long Da Construction & Development Corp.	3,000	4,466
Longchen Paper & Packaging Co. Ltd.(1)	19,000	8,316
Longwell Co.	4,000	10,934
Loop Telecommunication International, Inc.	1,000	1,961
Lotus Pharmaceutical Co. Ltd.	1,000	8,981
Lumax International Corp. Ltd.	2,000	7,616
Lung Yen Life Service Corp.(1)	4,000	6,258
LuxNet Corp.(1)	1,051	3,854
M3 Technology, Inc.	1,000	3,721
Macauto Industrial Co. Ltd.	1,000	2,069
Macnica Galaxy, Inc.	1,000	2,377
Macroblock, Inc.	1,000	2,640
Man Zai Industrial Co. Ltd.	1,050	1,631
Marketech International Corp.	1,000	4,918
Materials Analysis Technology, Inc.	1,000	8,955
Mayer Steel Pipe Corp.	1,200	1,074

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
Mechema Chemicals International Corp.	1,000	$2,449
Mercuries & Associates Holding Ltd.(1)	13,000	8,294
Mercuries Data Systems Ltd.	2,000	1,765
Mercuries Life Insurance Co. Ltd.(1)	89,000	22,232
Merry Electronics Co. Ltd.	8,000	34,154
Microtek International(1)	1,000	675
Mildef Crete, Inc.	1,000	3,094
MIN AIK Technology Co. Ltd.(1)	4,000	3,436
Mirle Automation Corp.	1,000	2,570
MOSA Industrial Corp.(1)	1,000	827
Motech Industries, Inc.	8,000	6,727
MPI Corp.	3,000	72,165
My Humble House Hospitality Management Consulting(1)	1,000	1,799
Nak Sealing Technologies Corp.	1,000	3,550
Namchow Holdings Co. Ltd.	4,000	6,936
Nan Pao Resins Chemical Co. Ltd.	1,000	9,253
Nan Ren Lake Leisure Amusement Co. Ltd.(1)	5,000	3,742
Nang Kuang Pharmaceutical Co. Ltd.	1,000	1,451
Nantex Industry Co. Ltd.	5,000	6,135
National Aerospace Fasteners Corp.	1,000	3,105
Netronix, Inc.	1,000	4,747
Newmax Technology Co. Ltd.(1)	1,000	884
Nexcom International Co. Ltd.	2,000	3,515
Nichidenbo Corp.	5,000	9,794
Nidec Chaun-Choung Technology Corp.	1,000	7,980
Niko Semiconductor Co. Ltd.	1,140	1,788
Nova Technology Corp.	1,000	4,782
O-Bank Co. Ltd.	27,000	8,692
Ocean Plastics Co. Ltd.	4,000	4,924
OK Biotech Co. Ltd.(1)	1,000	793
Optimax Technology Corp.	12,000	11,368
Orient Semiconductor Electronics Ltd.	11,000	14,537
Oriental Union Chemical Corp.	8,000	4,504
O-TA Precision Industry Co. Ltd.	1,000	2,812
Pacific Construction Co.	7,000	2,550
Pan German Universal Motors Ltd.	1,000	9,368
Pan Jit International, Inc.	5,000	8,715
Pan-International Industrial Corp.	10,000	10,975
Patec Precision Industry Co. Ltd.	1,000	3,188
PChome Online, Inc.(1)	1,000	960
PCL Technologies, Inc.	1,000	2,342
P-Duke Technology Co. Ltd.	1,000	2,809
Pegavision Corp.	1,000	13,642
Phihong Technology Co. Ltd.(1)	6,000	7,524
Phoenix Silicon International Corp.	3,000	12,267
Phoenix Tours International, Inc.	1,100	2,062
Pixart Imaging, Inc.	3,000	19,479
Planet Technology Corp.	1,000	5,421
Podak Co. Ltd.	1,050	1,843
Posiflex Technology, Inc.	2,000	11,443
President Securities Corp.	24,000	19,868
Primax Electronics Ltd.	17,000	47,765
Prince Housing & Development Corp.	22,000	7,847
Promate Electronic Co. Ltd.	3,000	8,642

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
Prosperity Dielectrics Co. Ltd.	2,000	$3,049
QST International Corp.	1,000	2,308
Quanta Storage, Inc.	6,000	18,716
Quintain Steel Co. Ltd.(1)	6,000	2,412
Radium Life Tech Co. Ltd.(1)	17,000	5,716
Raydium Semiconductor Corp.	1,000	11,132
Rechi Precision Co. Ltd.	8,000	6,317
Rexon Industrial Corp. Ltd.	3,000	3,590
Rich Development Co. Ltd.(1)	17,000	6,418
Ritek Corp.(1)	16,000	8,393
Ruentex Engineering & Construction Co.	1,400	6,736
Sampo Corp.	8,000	7,118
San Fang Chemical Industry Co. Ltd.	5,000	5,277
San Far Property Ltd.(1)	7,000	8,403
San Fu Chemical Co. Ltd.	1,000	4,109
Savior Lifetec Corp.	7,000	5,074
Scientech Corp.	1,000	13,534
ScinoPharm Taiwan Ltd.	5,000	4,022
SciVision Biotech, Inc.	1,000	4,266
SDI Corp.	4,000	17,206
Sea Sonic Electronics Co. Ltd.(1)	1,000	2,354
Sensortek Technology Corp.	1,000	8,702
Sercomm Corp.	7,000	24,403
Sesoda Corp.	5,000	6,080
Sheng Yu Steel Co. Ltd.	2,000	1,613
ShenMao Technology, Inc.	2,000	4,204
Shieh Yih Machinery Industry Co. Ltd.	3,000	3,986
Shih Her Technologies, Inc.	1,000	3,360
Shih Wei Navigation Co. Ltd.(1)	3,000	1,716
Shin Zu Shing Co. Ltd.	5,000	35,412
Shining Building Business Co. Ltd.(1)	9,000	2,927
Shinkong Insurance Co. Ltd.	6,000	17,858
Shinkong Synthetic Fibers Corp.	32,000	16,237
Shiny Chemical Industrial Co. Ltd.	3,000	15,496
ShunSin Technology Holding Ltd.	1,000	7,757
Shuttle, Inc.	6,000	4,197
Sigurd Microelectronics Corp.	17,000	41,571
Silicon Optronics, Inc.(1)	1,000	2,857
Sincere Navigation Corp.	8,000	6,977
Singatron Enterprise Co. Ltd.	2,000	2,105
Sinmag Equipment Corp.	1,000	4,841
Sinon Corp.	10,000	13,855
Sinphar Pharmaceutical Co. Ltd.(1)	3,000	3,514
Sinyi Realty, Inc.	5,000	5,152
Sitronix Technology Corp.	1,000	7,334
Siward Crystal Technology Co. Ltd.	2,000	1,830
Soft-World International Corp.	1,000	4,100
Solar Applied Materials Technology Corp.	17,000	35,176
Solomon Technology Corp.	1,000	4,962
Solteam, Inc.	1,000	1,972
Speed Tech Corp.	1,000	1,566
Spirox Corp.	1,000	2,297
Sporton International, Inc.	3,000	21,106
Sports Gear Co. Ltd.	2,000	5,408

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
St. Shine Optical Co. Ltd.	1,000	$5,544
Standard Chemical & Pharmaceutical Co. Ltd.	2,000	4,153
Standard Foods Corp.	13,000	15,900
Stark Technology, Inc.	3,000	11,276
S-Tech Corp.	2,000	2,426
Sumeeko Industries Co. Ltd.(1)	1,000	3,463
Sun Yad Construction Co. Ltd.	3,000	1,908
SunMax Biotechnology Co. Ltd.	1,000	9,147
Sunonwealth Electric Machine Industry Co. Ltd.	6,000	18,101
Sunplus Innovation Technology, Inc.	1,000	5,278
Sunplus Technology Co. Ltd.(1)	12,000	11,813
Sunrex Technology Corp.	2,000	3,731
Sunspring Metal Corp.	3,000	3,558
Sunty Development Co. Ltd.	5,000	3,731
Supreme Electronics Co. Ltd.	21,000	49,323
Swancor Holding Co. Ltd.	2,000	7,056
Symtek Automation Asia Co. Ltd.	1,000	3,898
Syncmold Enterprise Corp.	3,000	10,471
Syscom Computer Engineering Co.	1,000	1,765
Sysgration	4,000	4,833
Systex Corp.	7,000	26,507
T3EX Global Holdings Corp.	1,000	2,802
Ta Liang Technology Co. Ltd.	1,000	2,765
TA-I Technology Co. Ltd.	3,000	4,861
Tai Tung Communication Co. Ltd.(1)	3,000	2,567
TaiDoc Technology Corp.	2,000	10,422
Taiflex Scientific Co. Ltd.	3,137	6,735
Taimide Tech, Inc.	2,000	3,696
Tainan Enterprises Co. Ltd.	3,000	3,492
Tainan Spinning Co. Ltd.	27,000	13,919
TaiSol Electronics Co. Ltd.	1,000	2,322
Taisun Enterprise Co. Ltd.(1)	4,000	2,615
Taita Chemical Co. Ltd.	6,000	3,414
TAI-TECH Advanced Electronics Co. Ltd.	2,000	8,747
Taiwan Fire & Marine Insurance Co. Ltd.	4,000	3,719
Taiwan FU Hsing Industrial Co. Ltd.	5,000	8,543
Taiwan Hon Chuan Enterprise Co. Ltd.	8,000	40,253
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	4,000	5,062
Taiwan IC Packaging Corp.	4,000	2,418
Taiwan Line Tek Electronic	1,000	1,043
Taiwan Mask Corp.(1)	2,000	4,052
Taiwan Navigation Co. Ltd.	6,000	6,030
Taiwan Paiho Ltd.	7,000	13,457
Taiwan PCB Techvest Co. Ltd.	3,000	3,521
Taiwan Sakura Corp.	3,000	8,432
Taiwan Semiconductor Co. Ltd.	5,000	10,300
Taiwan Surface Mounting Technology Corp.	6,000	21,975
Taiwan Takisawa Technology Co. Ltd.	1,000	2,304
Taiwan TEA Corp.(1)	12,000	7,966
Taiwan Union Technology Corp.	8,000	43,907
Tatung System Technologies, Inc.	2,000	4,975
TCI Co. Ltd.	2,000	9,018
Te Chang Construction Co. Ltd.	2,000	3,811
Test Research, Inc.	3,000	14,986

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
Thinking Electronic Industrial Co. Ltd.	2,000	$10,770
Thye Ming Industrial Co. Ltd.	4,000	9,846
Ton Yi Industrial Corp.	16,000	8,303
Tong Hsing Electronic Industries Ltd.	8,000	35,589
Tong-Tai Machine & Tool Co. Ltd.	6,000	7,366
Topkey Corp.	2,000	14,126
TPK Holding Co. Ltd.(1)	7,000	9,916
Transcend Information, Inc.	5,000	16,177
Trusval Technology Co. Ltd.	1,000	7,134
Tsang Yow Industrial Co. Ltd.	1,000	898
TSC Auto ID Technology Co. Ltd.	1,000	6,862
TSEC Corp.	13,000	9,968
TSRC Corp.	15,000	10,963
TTY Biopharm Co. Ltd.	5,000	11,743
Tung Thih Electronic Co. Ltd.	1,100	2,992
TXC Corp.	11,000	39,672
TYC Brother Industrial Co. Ltd.	6,000	12,630
TZE Shin International Co. Ltd.	3,000	2,286
U-BEST Innovative Technology Co. Ltd.(1)	4,000	2,715
Ubright Optronics Corp.	1,000	2,187
UDE Corp.	2,000	5,717
Ultra Chip, Inc.	2,000	5,026
Unic Technology Corp.	3,000	3,382
Union Insurance Co. Ltd.(1)	1,000	1,075
Unitech Electronics Co. Ltd.	1,000	1,498
Unitech Printed Circuit Board Corp.	20,000	24,092
United Orthopedic Corp.	1,000	3,118
United Renewable Energy Co. Ltd.(1)	19,000	7,160
Univacco Technology, Inc.	2,000	3,726
Universal Cement Corp.	11,220	10,841
Universal Vision Biotechnology Co. Ltd.	1,000	7,231
UPC Technology Corp.	10,000	3,738
USI Corp.	10,000	4,686
Utechzone Co. Ltd.	1,000	4,144
UVAT Technology Co. Ltd.	1,000	3,626
Ventec International Group Co. Ltd.	1,000	2,266
VIA Labs, Inc.	1,000	5,537
Visual Photonics Epitaxy Co. Ltd.	4,000	17,809
Vivotek, Inc.	1,000	3,895
Wafer Works Corp.	9,000	9,907
Waffer Technology Corp.	2,000	4,766
Wah Hong Industrial Corp.	1,000	1,088
Wah Lee Industrial Corp.	3,000	12,746
Walton Advanced Engineering, Inc.	5,000	2,838
We & Win Development Co. Ltd.(1)	3,000	2,130
We&Win Diversification Co. Ltd.(1)	1,000	1,442
Weikeng Industrial Co. Ltd.	8,000	8,680
Well Shin Technology Co. Ltd.	3,000	6,659
Weltrend Semiconductor	3,000	5,430
Wholetech System Hitech Ltd.	7,000	24,218
Winmate, Inc.	1,000	4,320
Winstek Semiconductor Co. Ltd.	1,000	3,454
WinWay Technology Co. Ltd.	1,000	36,893
WITS Corp.	1,000	3,634

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
Wonderful Hi-Tech Co. Ltd.	4,000	$4,962
Wowprime Corp.	2,000	13,948
WUS Printed Circuit Co. Ltd.	3,000	4,586
WW Holding, Inc.(1)	1,000	3,690
XinTec, Inc.	1,000	8,318
Xxentria Technology Materials Corp.	4,180	8,237
Yankey Engineering Co. Ltd.	1,200	12,787
Yao Sheng Electronic Co. Ltd.	1,000	4,201
YCC Parts Manufacturing Co. Ltd.	1,000	1,844
Yea Shin International Development Co. Ltd.	2,000	2,521
Yem Chio Co. Ltd.	14,000	9,175
Yen Sun Technology Corp.	1,000	1,520
Yeong Guan Energy Technology Group Co. Ltd.(1)	1,000	1,324
YFC-Boneagle Electric Co. Ltd.	1,000	789
Yi Jinn Industrial Co. Ltd.	2,100	1,350
Yieh Phui Enterprise Co. Ltd.	16,320	7,727
Ying Han Technology Co. Ltd.(1)	2,000	4,487
Young Fast Optoelectronics Co. Ltd.	2,000	3,897
Youngtek Electronics Corp.	3,000	6,736
Yuanta Futures Co. Ltd.	3,000	7,877
Yungshin Construction & Development Co. Ltd.	2,000	17,324
YungShin Global Holding Corp.	4,000	7,202
Zenitron Corp.	4,000	3,996
Zero One Technology Co. Ltd.	1,000	2,894
Zig Sheng Industrial Co. Ltd.(1)	7,000	2,506
Zinwell Corp.(1)	4,000	2,264
Zippy Technology Corp.	3,000	6,307
Zyxel Group Corp.	6,000	7,147
		4,808,069
Thailand — 3.0%
AAPICO Hitech PCL, NVDR	8,200	4,673
AEON Thana Sinsap Thailand PCL, NVDR	5,200	19,652
AP Thailand PCL, NVDR	106,600	26,605
Asia Aviation PCL, NVDR(1)	297,000	21,062
Asian Sea Corp. PCL, NVDR	24,400	6,873
Bangchak Sriracha PCL, NVDR	39,700	8,381
Bangkok Airways PCL, NVDR	36,200	23,862
Bangkok Life Assurance PCL, NVDR	29,400	15,210
BCPG PCL, NVDR	56,000	10,099
BEC World PCL, NVDR	29,700	3,440
Chularat Hospital PCL, NVDR	286,800	21,663
CK Power PCL, NVDR	85,200	9,100
Dhipaya Group Holdings PCL, NVDR	13,500	10,595
Erawan Group PCL, NVDR	130,000	14,688
Forth Corp. PCL, NVDR	11,300	3,869
GFPT PCL, NVDR	23,400	8,650
Gunkul Engineering PCL, NVDR	221,300	15,909
Ichitan Group PCL, NVDR	38,000	17,051
IRPC PCL, NVDR	249,300	10,527
Jasmine International PCL, NVDR	200,611	15,326
Jaymart Group Holdings PCL, NVDR(1)	30,000	13,763
Major Cineplex Group PCL, NVDR	27,500	11,605
Malee Group PCL, NVDR(1)	6,400	2,215
MC Group PCL, NVDR	12,600	4,205

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
MK Restaurants Group PCL, NVDR	16,300	$12,892
Northeast Rubber PCL, NVDR	35,000	5,128
Origin Property PCL, NVDR	22,500	2,697
Precious Shipping PCL, NVDR	54,300	13,646
Prima Marine PCL, NVDR	52,500	12,799
PTG Energy PCL, NVDR	52,900	13,206
Quality Houses PCL, NVDR	419,100	22,311
R&B Food Supply PCL, NVDR	26,600	4,517
Regional Container Lines PCL, NVDR	21,400	14,840
Rojana Industrial Park PCL, NVDR	47,200	8,313
RS PCL, NVDR	25,700	8,806
Sabina PCL, NVDR	8,200	5,239
Sansiri PCL, NVDR	805,700	40,739
Sappe PCL, NVDR	7,500	15,585
SC Asset Corp. PCL, NVDR	71,200	5,384
Singer Thailand PCL, NVDR(1)	16,100	4,334
Sino-Thai Engineering & Construction PCL, NVDR	37,100	9,505
SiS Distribution Thailand PCL, NVDR	4,200	3,252
SISB PCL, NVDR	14,500	12,869
Sri Trang Agro-Industry PCL, NVDR	59,700	39,269
Star Petroleum Refining PCL, NVDR	78,700	16,512
Susco PCL, NVDR	42,800	4,269
Synnex Thailand PCL, NVDR	14,800	6,338
Taokaenoi Food & Marketing PCL, Class R, NVDR	29,200	7,886
Thaicom PCL, NVDR	26,400	9,584
Thaifoods Group PCL, NVDR	62,300	8,541
Thoresen Thai Agencies PCL, NVDR	78,100	13,237
Tipco Asphalt PCL, NVDR	39,700	19,716
VGI PCL, NVDR(1)	102,700	7,387
Xspring Capital PCL, NVDR(1)	473,800	12,570
		660,394
Turkey — 2.1%
Adel Kalemcilik Ticaret ve Sanayi AS	93	1,478
Afyon Cimento Sanayi TAS	7,108	3,292
Agesa Hayat ve Emeklilik AS	1,456	4,260
Akenerji Elektrik Uretim AS(1)	1,192	440
Akfen Yenilenebilir Enerji AS(1)	12,862	8,216
Albaraka Turk Katilim Bankasi AS(1)	38,748	6,792
Alcatel-Lucent Teletas Telekomunikasyon AS(1)	154	571
Alfa Solar Enerji Sanayi VE Ticaret AS	1,956	3,286
Alkim Alkali Kimya AS(1)	2,760	2,632
Alkim Kagit Sanayi ve Ticaret AS(1)	301	224
Anatolia Tani VE Biyoteknoloji Urunleri Arastirma Gelistirme Sanayi VE Ticaret AS(1)	390	173
ARD Grup Bilisim Teknolojileri AS	2,415	2,618
Bagfas Bandirma Gubre Fabrikalari AS(1)	2,611	1,776
Baticim Bati Anadolu Cimento Sanayii AS(1)	3,543	24,325
BatiSoke Soke Cimento Sanayii TAS(1)	7,764	15,491
Biotrend Cevre VE Enerji Yatirimlari AS(1)	9,476	5,525
Birlesim Muhendislik Isitma Sogutma Havalandirma Sanayi VE Ticaret AS(1)	1,549	707
Bogazici Beton Sanayi Ve Ticaret AS	4,361	2,681
Bursa Cimento Fabrikasi AS	29,688	6,775
Cemas Dokum Sanayi AS(1)	53,208	5,790
Cemtas Celik Makina Sanayi Ve Ticaret AS	7,555	2,249
Cimbeton Hazirbeton ve Prefabrik Yapi Elemanlari Sanayi ve Ticaret AS(1)	33	2,504

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
Dardanel Onentas Gida Sanayi AS(1)	1,871	$313
Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS(1)	26,958	7,002
Dyo Boya Fabrikalari Sanayi ve Ticaret AS(1)	804	507
EGE Gubre Sanayii AS	568	1,111
Eksun Gida Tarim Sanayi Ve Ticaret AS(1)	3,325	636
Enerya Enerji AS	472	2,800
Erbosan Erciyas Boru Sanayii ve Ticaret AS	450	2,323
Escar Turizm Tasimacilik Ticaret AS	658	7,131
Esenboga Elektrik Uretim AS(1)	3,535	2,013
Europap Tezol Kagit Sanayi VE Ticaret AS	6,846	4,115
Gedik Yatirim Menkul Degerler AS	2,563	1,010
Gelecek Varlik Yonetimi AS	725	804
Goknur Gida Maddeleri Ithalat Ihracat Ticaret Ve Sanayi AS(1)	9,992	9,410
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS(1)	437	5,703
Goodyear Lastikleri TAS(1)	1,858	845
Gozde Girisim Sermayesi Yatirim Ortakligi AS(1)	7,218	5,428
GSD Holding AS(1)	20,260	2,151
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	5,740	1,216
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	3,468	4,641
Is Finansal Kiralama AS(1)	10,512	3,370
Izmir Demir Celik Sanayi AS(1)	10,783	1,743
Jantsa Jant Sanayi Ve Ticaret AS	7,290	5,353
Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	5,740	4,353
Karsan Otomotiv Sanayii Ve Ticaret AS(1)	10,676	5,292
Katilimevim Tasarruf Finansman AS	5,952	7,652
Kerevitas Gida Sanayi ve Ticaret AS(1)	5,253	2,114
Kervan Gida Sanayi Ve Ticaret AS	43,812	3,517
Konya Kagit Sanayi VE Ticaret AS(1)	1,032	1,349
Kordsa Teknik Tekstil AS(1)	1,320	2,997
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	6,977	12,782
Kutahya Seker Fabrikasi AS	199	372
LDR Turizm AS	1,496	3,731
Logo Yazilim Sanayi Ve Ticaret AS	1,290	4,103
Margun Enerji Uretim Sanayi VE Ticaret AS(1)	10,435	6,958
Marmaris Altinyunus Turistik Tesisler AS(1)	60	1,627
Mavi Giyim Sanayi Ve Ticaret AS, B Shares	10,875	33,783
Menderes Tekstil Sanayi ve Ticaret AS(1)	2,003	733
MIA Teknoloji AS(1)	10,687	15,239
Naturel Yenilenebilir Enerji Ticaret AS	2,450	3,675
Naturelgaz Sanayi ve Ticaret AS	7,779	1,204
NET Holding AS(1)	20,122	22,093
Netas Telekomunikasyon AS(1)	939	2,281
ODAS Elektrik Uretim ve Sanayi Ticaret AS(1)	41,697	8,816
Orge Enerji Elektrik Taahhut AS(1)	3,757	8,355
Osmanli Yatirim Menkul Degerler AS	2,330	661
Panelsan Cati Cephe Sistemleri Sanayi VE Ticaret AS	268	408
Parsan Makina Parcalari Sanayii AS(1)	450	1,209
Pinar Entegre Et ve Un Sanayi AS	1,204	422
Pinar SUT Mamulleri Sanayii AS	4,382	1,585
Platform Turizm Tasimacilik Gida Insaat Temizlik Hizmetleri Sanayi VE Ticaret AS	736	541
Ral Yatirim Holding AS(1)	322	2,997
Reysas Tasimacilik ve Lojistik Ticaret AS(1)	10,865	14,829
Sanko Pazarlama Ithalat Ihracat AS	335	223
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	2,178	1,498

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
Say Yenilenebilir Enerji Ekipmanlari Sanayi ve Ticaret AS(1)	5,224	$8,133
SDT Uzay VE Savunma Teknolojileri AS	1,724	12,669
Sekerbank Turk AS	55,886	7,105
Suwen Tekstil Sanayi Pazarlama AS	2,310	2,133
Tekfen Holding AS(1)	7,625	11,926
Teknosa Ic Ve Dis Ticaret AS(1)	2,261	1,823
Tukas Gida Sanayi ve Ticaret AS(1)	18,063	4,345
Turcas Petrol AS(1)	4,375	2,991
Tureks Turizm Tasimacilik AS(1)	247	587
Turk Prysmian Kablo ve Sistemleri AS(1)	263	271
Turkiye Sinai Kalkinma Bankasi AS(1)	47,827	16,197
Ulusoy Un Sanayi ve Ticaret AS(1)	6,185	1,204
Unlu Yatirim Holding AS(1)	559	232
Usak Seramik Sanayii AS(1)	2,596	1,223
Vakif Finansal Kiralama AS(1)	6,378	510
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	5,218	16,913
VBT Yazilim AS(1)	2,248	1,825
Vestel Beyaz Esya Sanayi ve Ticaret AS	11,611	5,932
Vestel Elektronik Sanayi ve Ticaret AS(1)	4,865	9,418
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	2,370	1,938
YEO Teknoloji Enerji VE Endustri AS(1)	2,578	13,651
Yunsa Yunlu Sanayi VE Ticare AS	7,264	1,641
Zorlu Enerji Elektrik Uretim AS(1)	54,535	7,268
		478,764
TOTAL COMMON STOCKS (Cost $21,590,006)		22,446,897
WARRANTS — 0.0%
Thailand — 0.0%
Northeast Rubber PCL, NVDR(1)	5,000	119
RS PCL, NVDR(1)	1,770	257
VGI PCL, NVDR(1)	10,270	309
TOTAL WARRANTS (Cost $—)		685
RIGHTS — 0.0%
Brazil — 0.0%
AES Brasil Energia SA(1)	29	1
India — 0.0%
Orient Green Power Co. Ltd.(1)	3,679	283
TOTAL RIGHTS (Cost $—)		284
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $35,969)	35,969	35,969
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $21,625,975)		22,483,835
OTHER ASSETS AND LIABILITIES — (0.5)%		(109,699)
TOTAL NET ASSETS — 100.0%		$22,374,136

Avantis Emerging Markets Small Cap Equity ETF

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	18.4%
Information Technology	17.3%
Consumer Discretionary	13.8%
Materials	12.3%
Financials	8.6%
Health Care	7.1%
Real Estate	6.6%
Consumer Staples	6.4%
Communication Services	4.3%
Utilities	3.2%
Energy	2.3%
Short-Term Investments	0.2%
Other Assets and Liabilities	(0.5)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
(1)Non-income producing.

See Notes to Financial Statements.

AUGUST 31, 2024

Avantis Emerging Markets Value ETF
	Shares	Value
COMMON STOCKS — 100.9%
Brazil — 4.9%
3R Petroleum Oleo E Gas SA	29,580	$139,295
Allos SA	41,057	165,949
Banco ABC Brasil SA, Preference Shares	34,900	142,053
Banco Bradesco SA	187,300	466,925
Banco Bradesco SA, ADR	594,627	1,653,063
Banco do Brasil SA	370,400	1,845,444
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	96,200	214,387
BrasilAgro - Co. Brasileira de Propriedades Agricolas	9,100	41,738
Braskem SA, Class A, ADR(1)(2)	10,075	63,674
C&A Modas SA(1)	67,100	120,724
CCR SA	351,700	821,223
Cia de Ferro Ligas da Bahia FERBASA, Preference Shares	25,400	36,595
Cia Siderurgica Nacional SA, ADR	325,819	693,994
Cury Construtora e Incorporadora SA	59,300	248,629
Dexco SA	33,000	46,901
EcoRodovias Infraestrutura e Logistica SA	154,900	215,477
Empreendimentos Pague Menos SA	56,500	30,576
Engie Brasil Energia SA	28,800	229,646
Even Construtora e Incorporadora SA	4,500	5,086
Fras-Le SA	12,000	41,583
Gerdau SA, ADR	280,555	914,609
Grupo Casas Bahia SA(1)	14,788	19,128
Grupo SBF SA	38,400	117,463
Guararapes Confeccoes SA	31,731	48,700
Hidrovias do Brasil SA(1)	167,900	101,587
Iochpe Maxion SA	85,200	174,604
IRB-Brasil Resseguros SA(1)	25,816	219,960
Jalles Machado SA	37,700	43,948
JHSF Participacoes SA	76,100	59,141
Kepler Weber SA	40,600	80,538
Klabin SA	83,160	315,615
Localiza Rent a Car SA	105	767
Lojas Renner SA	423,700	1,297,574
Mahle Metal Leve SA	28,500	160,301
Marfrig Global Foods SA(1)	219,500	562,776
Marisa Lojas SA(1)	42,058	8,507
Moura Dubeux Engenharia SA(1)	17,300	43,619
Movida Participacoes SA(1)	33,100	41,875
MRV Engenharia e Participacoes SA(1)	190,400	252,360
Multilaser Industrial SA(1)	50,300	16,511
Oceanpact Servicos Maritimos SA(1)	49,000	55,730
Pagseguro Digital Ltd., Class A(1)	2,137	23,657
Pet Center Comercio e Participacoes SA	165,700	143,475
Petroleo Brasileiro SA, ADR	46,995	715,734
Petroleo Brasileiro SA, ADR, Preference Shares	60,488	843,203
Petroreconcavo SA	45,400	163,042
Plano & Plano Desenvolvimento Imobiliario SA	20,400	43,001
Portobello SA(1)	10,300	8,955
PRIO SA	301,100	2,495,477
Raizen SA, Preference Shares	229,800	129,661
Randon SA Implementos e Participacoes, Preference Shares	39,400	76,340

Avantis Emerging Markets Value ETF
	Shares	Value
Romi SA	12,012	$22,762
Sao Martinho SA	68,100	334,099
Sendas Distribuidora SA, ADR(1)	15,205	127,418
Ser Educacional SA(1)	4,300	4,913
Serena Energia SA(1)	157,100	225,784
Simpar SA(1)	42,500	46,301
SLC Agricola SA	81,700	256,873
Suzano SA, ADR(2)	61,438	598,406
SYN prop e tech SA	11,300	15,980
Taurus Armas SA, Preference Shares	24,000	48,034
TIM SA, ADR	32,186	512,401
Trisul SA	16,100	13,198
Tupy SA	27,900	134,897
Ultrapar Participacoes SA, ADR	5,142	21,391
Unipar Carbocloro SA, Class B Preference Shares	5,460	45,746
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A Preference Shares	214,900	236,789
Vale SA, ADR	305,989	3,219,004
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	41,800	56,441
Vibra Energia SA	442,300	2,005,906
Wilson Sons SA	30,300	91,342
		24,418,505
Chile — 0.6%
Banco de Chile	6,282,017	785,836
Banco de Credito e Inversiones SA	10,794	336,087
Banco Itau Chile SA	7,822	90,537
Cencosud Shopping SA	2,217	3,749
Cia Cervecerias Unidas SA, ADR	9,713	108,786
Colbun SA	2,621,447	346,315
Embotelladora Andina SA, Class B Preference Shares	95,655	303,698
Empresa Nacional de Telecomunicaciones SA	28,708	88,918
Empresas CMPC SA	243,329	420,231
Falabella SA(1)	68,291	241,409
Parque Arauco SA	55,119	90,986
Ripley Corp. SA(1)	140,653	41,719
Salfacorp SA	21,953	12,926
Sociedad Quimica y Minera de Chile SA, ADR	12	466
		2,871,663
China — 21.2%
361 Degrees International Ltd.	166,000	74,687
Agile Group Holdings Ltd.(1)	370,000	20,292
Akeso, Inc.(1)(2)	22,000	138,095
A-Living Smart City Services Co. Ltd.(2)	174,250	56,810
Alliance International Education Leasing Holdings Ltd.(1)	531,000	25,425
ANE Cayman, Inc.(1)	331,000	326,696
ANTA Sports Products Ltd.	347,600	3,391,246
Anton Oilfield Services Group	34,000	2,260
Autohome, Inc., ADR	9	226
BAIC Motor Corp. Ltd., H Shares	817,500	192,946
Bank of Chongqing Co. Ltd., H Shares	397,000	250,992
Bank of Communications Co. Ltd., H Shares	1,907,000	1,378,072
Beijing Jingneng Clean Energy Co. Ltd., H Shares	1,484,000	359,458
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(2)	11,000	11,893
Binjiang Service Group Co. Ltd.	26,500	57,836
BOC Aviation Ltd.	115,000	991,423

Avantis Emerging Markets Value ETF
	Shares	Value
BOE Varitronix Ltd.(2)	39,000	$23,194
Bosideng International Holdings Ltd.	3,202,000	1,569,598
Brilliance China Automotive Holdings Ltd.	1,806,000	752,955
BYD Electronic International Co. Ltd.	140,500	514,726
C&D International Investment Group Ltd.(2)	307,777	495,804
C&D Property Management Group Co. Ltd.	32,919	10,634
Canadian Solar, Inc.(1)(2)	16,094	203,267
Canvest Environmental Protection Group Co. Ltd.(2)	365,000	202,169
CARsgen Therapeutics Holdings Ltd.(1)	58,000	23,984
Central China New Life Ltd.(1)	132,000	23,388
China Automotive Systems, Inc.	4,016	14,658
China BlueChemical Ltd., H Shares	514,000	127,823
China Bohai Bank Co. Ltd., H Shares(1)	193,500	25,938
China Chunlai Education Group Co. Ltd.(2)	79,000	46,500
China Cinda Asset Management Co. Ltd., H Shares	3,848,000	310,235
China CITIC Bank Corp. Ltd., H Shares	3,571,000	2,060,474
China Coal Energy Co. Ltd., H Shares	737,000	878,647
China Communications Services Corp. Ltd., H Shares	2,086,000	1,062,475
China Conch Venture Holdings Ltd.	813,000	633,055
China Datang Corp. Renewable Power Co. Ltd., H Shares	2,555,000	644,414
China East Education Holdings Ltd.(2)	454,000	137,305
China Education Group Holdings Ltd.	684,772	385,350
China Everbright Bank Co. Ltd., H Shares	1,681,000	503,491
China Everbright Environment Group Ltd.(2)	1,331,000	609,336
China Everbright Greentech Ltd.	40,000	3,368
China Everbright Ltd.	156,000	69,873
China Feihe Ltd.	1,894,000	1,013,941
China Foods Ltd.	70,000	23,054
China Glass Holdings Ltd.(1)	88,000	5,365
China Hanking Holdings Ltd.	11,000	1,163
China High Speed Transmission Equipment Group Co. Ltd.(1)(2)	66,000	8,927
China Hongqiao Group Ltd.	1,700,000	2,318,340
China Kepei Education Group Ltd.(1)	104,000	17,509
China Lesso Group Holdings Ltd.	439,000	156,247
China Longyuan Power Group Corp. Ltd., H Shares	2,296,000	1,783,660
China Medical System Holdings Ltd.	382,000	347,570
China Mengniu Dairy Co. Ltd.	398,000	670,524
China Merchants Port Holdings Co. Ltd.	433,285	648,638
China Minsheng Banking Corp. Ltd., H Shares	3,294,500	1,184,152
China National Building Material Co. Ltd., H Shares	2,688,000	772,062
China New Higher Education Group Ltd.	453,000	87,264
China Nonferrous Mining Corp. Ltd.	1,242,000	872,119
China Oriental Group Co. Ltd.	142,000	20,519
China Petroleum & Chemical Corp., Class H	264,000	178,398
China Power International Development Ltd.	4,143,000	1,892,253
China Railway Group Ltd., H Shares	1,912,000	882,986
China Resources Building Materials Technology Holdings Ltd.	1,426,000	280,207
China Resources Land Ltd.	1,033,500	2,896,259
China Resources Medical Holdings Co. Ltd.	501,500	227,839
China Resources Power Holdings Co. Ltd.	1,650,000	4,473,643
China Risun Group Ltd.(2)	511,000	189,541
China Sanjiang Fine Chemicals Co. Ltd.(1)	16,000	3,425
China Shineway Pharmaceutical Group Ltd.	96,000	107,013
China South City Holdings Ltd.(2)	854,000	18,272

Avantis Emerging Markets Value ETF
	Shares	Value
China Sunshine Paper Holdings Co. Ltd.(1)	186,000	$50,878
China Taiping Insurance Holdings Co. Ltd.	883,000	1,141,782
China Tower Corp. Ltd., H Shares	20,986,000	2,570,264
China XLX Fertiliser Ltd.	281,000	131,820
China Yongda Automobiles Services Holdings Ltd.	570,500	96,229
Chongqing Rural Commercial Bank Co. Ltd., H Shares	97,000	47,231
Chow Tai Fook Jewellery Group Ltd.	137,400	116,384
CIMC Enric Holdings Ltd.	422,000	339,424
CITIC Ltd.	1,912,000	1,897,517
CITIC Resources Holdings Ltd.	450,000	21,310
COFCO Joycome Foods Ltd.(1)(2)	2,891,000	559,278
Concord New Energy Group Ltd.	4,060,000	280,669
COSCO SHIPPING Ports Ltd.(2)	559,021	331,382
Country Garden Services Holdings Co. Ltd.	1,027,000	584,693
CPMC Holdings Ltd.	33,000	30,026
CSPC Pharmaceutical Group Ltd.	4,160,000	2,554,114
CSSC Hong Kong Shipping Co. Ltd.	254,000	49,463
Daqo New Energy Corp., ADR(1)(2)	27,992	412,322
Digital China Holdings Ltd.	151,000	62,025
Dongfeng Motor Group Co. Ltd., Class H(1)	932,000	250,453
Dongyue Group Ltd.	143,000	103,631
Edvantage Group Holdings Ltd.	18,652	5,265
EVA Precision Industrial Holdings Ltd.	54,000	4,609
Excellence Commercial Property & Facilities Management Group Ltd.	96,000	15,670
FIH Mobile Ltd.(1)(2)	492,000	51,635
FinVolution Group, ADR	124,548	660,104
Fosun International Ltd.	711,500	368,163
Fu Shou Yuan International Group Ltd.	785,000	397,797
Fufeng Group Ltd.	380,000	213,372
Fuyao Glass Industry Group Co. Ltd., H Shares	85,600	489,428
GCL Technology Holdings Ltd.(1)	482,000	71,383
GDS Holdings Ltd., Class A(1)(2)	1,400	2,975
Geely Automobile Holdings Ltd.	3,650,000	4,084,822
Gemdale Properties & Investment Corp. Ltd.(2)	490,000	11,156
Genertec Universal Medical Group Co. Ltd.	243,500	139,092
GF Securities Co. Ltd., H Shares	327,800	261,957
Grand Pharmaceutical Group Ltd.	444,000	250,489
Great Wall Motor Co. Ltd., H Shares	1,584,000	2,263,652
Greentown China Holdings Ltd.	3,000	2,365
Greentown Management Holdings Co. Ltd.	389,000	140,387
Guangzhou Automobile Group Co. Ltd., H Shares	122,000	38,939
Guangzhou R&F Properties Co. Ltd., H Shares(1)	148,000	14,154
Haichang Ocean Park Holdings Ltd.(1)(2)	1,000,000	89,703
Haidilao International Holding Ltd.	92,000	153,094
Haier Smart Home Co. Ltd., H Shares	309,800	946,656
Haitian International Holdings Ltd.	29,000	81,022
Hansoh Pharmaceutical Group Co. Ltd.	520,000	1,326,250
Harbin Electric Co. Ltd., H Shares	16,000	4,817
Hello Group, Inc., ADR	145,188	964,048
Hengan International Group Co. Ltd.	392,500	1,257,172
Hua Hong Semiconductor Ltd.	2,000	4,357
Huaneng Power International, Inc., H Shares	738,000	426,640
Huatai Securities Co. Ltd., H Shares	175,800	193,464
Huazhong In-Vehicle Holdings Co. Ltd.(2)	144,000	41,552

Avantis Emerging Markets Value ETF
	Shares	Value
Ingdan, Inc.(1)	21,000	$2,895
Inkeverse Group Ltd.	455,000	48,208
iQIYI, Inc., ADR(1)	257,050	552,657
JD Health International, Inc.(1)	139,400	415,248
JD Logistics, Inc.(1)	889,100	1,079,363
Jiangxi Copper Co. Ltd., H Shares	187,000	313,875
Jinchuan Group International Resources Co. Ltd.(2)	49,000	3,301
Jinxin Fertility Group Ltd.(2)	9,000	2,719
Jiumaojiu International Holdings Ltd.(2)	206,000	68,022
JNBY Design Ltd.	184,000	316,878
Kangji Medical Holdings Ltd.(2)	64,000	47,172
KE Holdings, Inc., ADR	127,364	1,890,082
Kinetic Development Group Ltd.	250,000	37,622
Kingboard Holdings Ltd.	260,000	527,918
Kingboard Laminates Holdings Ltd.(2)	11,000	8,736
Kuaishou Technology(1)	376,800	1,923,292
Lee & Man Paper Manufacturing Ltd.	659,000	183,505
LexinFintech Holdings Ltd., ADR	87,352	151,119
Li Auto, Inc., ADR(1)(2)	137,807	2,681,724
Lingbao Gold Group Co. Ltd., Class H	178,000	67,365
Linklogis, Inc., Class B(2)	37,500	7,320
Longfor Group Holdings Ltd.	1,217,663	1,361,605
Lonking Holdings Ltd.	563,000	102,075
Lufax Holding Ltd., ADR	14,474	32,856
Luye Pharma Group Ltd.(1)	1,114,000	434,703
LVGEM China Real Estate Investment Co. Ltd.(1)(2)	142,000	9,591
Maoyan Entertainment(1)(2)	31,200	24,613
Midea Real Estate Holding Ltd.(1)	109,600	104,434
Minth Group Ltd.(1)	424,000	673,326
MMG Ltd.(1)	1,937,600	550,793
NetDragon Websoft Holdings Ltd.	103,000	138,887
NetEase, Inc., ADR	7,243	582,627
New China Life Insurance Co. Ltd., H Shares	601,200	1,301,248
Nexteer Automotive Group Ltd.	717,000	251,947
Nine Dragons Paper Holdings Ltd.(1)	1,110,000	432,436
Noah Holdings Ltd., ADR	15,876	131,453
Orient Overseas International Ltd.	15,000	207,618
People's Insurance Co. Group of China Ltd., H Shares	20,000	7,548
Perennial Energy Holdings Ltd.	130,000	18,919
PICC Property & Casualty Co. Ltd., H Shares	204,000	264,200
Poly Property Group Co. Ltd.(2)	459,000	76,928
Poly Property Services Co. Ltd., Class H	77,000	253,459
Postal Savings Bank of China Co. Ltd., H Shares	78,000	41,679
Powerlong Commercial Management Holdings Ltd.	20,500	6,977
Qifu Technology, Inc., ADR	48,814	1,293,083
Qudian, Inc., ADR(1)	47,296	87,025
Radiance Holdings Group Co. Ltd.(1)(2)	201,000	65,651
Sany Heavy Equipment International Holdings Co. Ltd.(2)	321,000	185,177
Seazen Group Ltd.(1)(2)	1,526,000	305,501
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	9,200	5,227
Shanghai Chicmax Cosmetic Co. Ltd.(2)	41,100	199,940
Shanghai Conant Optical Co. Ltd., Class H	48,500	80,752
Shanghai Industrial Holdings Ltd.	210,000	306,027
Shanghai Industrial Urban Development Group Ltd.	240,000	11,204

Avantis Emerging Markets Value ETF
	Shares	Value
Shenzhen Expressway Corp. Ltd., H Shares	166,000	$142,780
Shenzhen International Holdings Ltd.	830,360	662,892
Shimao Services Holdings Ltd.(1)	2,000	189
Shougang Fushan Resources Group Ltd.	1,290,000	430,297
Shui On Land Ltd.	1,013,500	76,510
Sihuan Pharmaceutical Holdings Group Ltd.(1)	128,000	8,826
Simcere Pharmaceutical Group Ltd.(2)	191,000	144,326
Sino Biopharmaceutical Ltd.	701,000	287,750
Sino-Ocean Group Holding Ltd.(1)	3,000	105
Sinotruk Hong Kong Ltd.	359,000	895,694
Skyworth Group Ltd.	715,457	262,598
SOHO China Ltd.(1)	537,000	43,247
SSY Group Ltd.	674,000	333,100
Sun Art Retail Group Ltd.	282,000	50,485
Sunac Services Holdings Ltd.(2)	539,000	116,121
Tianli International Holdings Ltd.	669,000	369,380
Tianneng Power International Ltd.(2)	372,000	264,896
Tingyi Cayman Islands Holding Corp.	492,000	658,953
Tong Ren Tang Technologies Co. Ltd., H Shares	67,000	42,427
Tongcheng Travel Holdings Ltd.	411,600	763,096
Tongda Group Holdings Ltd.(1)	190,000	1,822
Topsports International Holdings Ltd.	715,000	264,828
Tsaker New Energy Tech Co. Ltd.	56,500	6,281
Tsingtao Brewery Co. Ltd., H Shares	322,000	1,862,649
Uni-President China Holdings Ltd.	149,000	131,394
Vipshop Holdings Ltd., ADR	158,722	1,990,374
Viva Biotech Holdings(1)(2)	315,000	23,586
Vnet Group, Inc., ADR(1)	41,264	114,714
Want Want China Holdings Ltd.	2,739,000	1,581,020
Wasion Holdings Ltd.	272,000	197,923
Weibo Corp., ADR	4,964	37,131
Weichai Power Co. Ltd., H Shares	89,000	136,129
Weilong Delicious Global Holdings Ltd.	85,800	79,148
West China Cement Ltd.	1,504,000	169,159
Xiabuxiabu Catering Management China Holdings Co. Ltd.(2)	240,000	30,989
Xinjiang Xinxin Mining Industry Co. Ltd., H Shares	47,000	5,042
Xinte Energy Co. Ltd., H Shares(1)(2)	160,000	143,278
Xinyi Energy Holdings Ltd.(2)	89,800	8,724
Xinyi Solar Holdings Ltd.	2,274,000	881,779
XJ International Holdings Co. Ltd.(1)(2)	1,180,000	31,214
Xtep International Holdings Ltd.	462,500	305,993
Yadea Group Holdings Ltd.	548,000	771,934
Yankuang Energy Group Co. Ltd., H Shares	1,274,000	1,650,938
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., H Shares(1)	248,000	314,270
Yihai International Holding Ltd.	473,000	707,252
Yiren Digital Ltd., ADR(1)	3,941	17,813
Yuexiu Services Group Ltd.	284,000	113,127
Yuexiu Transport Infrastructure Ltd.	460,000	210,179
Zengame Technology Holding Ltd.	246,000	81,993
Zhejiang Expressway Co. Ltd., H Shares	44,760	28,810
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	3,600	1,875
ZTO Express Cayman, Inc., ADR	132,281	2,836,105
		106,468,667

Avantis Emerging Markets Value ETF
	Shares	Value
Greece — 0.6%
Aegean Airlines SA	9,756	$117,635
Eurobank Ergasias Services & Holdings SA, Class A	196,277	447,527
Hellenic Telecommunications Organization SA	3,023	49,013
HELLENiQ ENERGY Holdings SA	19,029	150,170
LAMDA Development SA(1)	12,980	101,123
Motor Oil Hellas Corinth Refineries SA	14,051	337,120
National Bank of Greece SA	97,940	851,324
Optima bank SA	3,897	55,932
Piraeus Financial Holdings SA	166,423	717,942
Titan Cement International SA	5,692	199,128
		3,026,914
Hong Kong — 0.0%
Country Garden Holdings Co. Ltd.(1)(2)	2,289,000	129,159
Hilong Holding Ltd.(1)	205,000	2,228
Shinsun Holdings Group Co. Ltd.(1)	137,000	176
		131,563
Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	26,018	197,413
OTP Bank Nyrt	23,297	1,199,486
		1,396,899
India — 23.7%
Aarti Industries Ltd.	46,403	347,313
Aarti Pharmalabs Ltd.	5,749	47,263
Accelya Solutions India Ltd.	954	19,982
Adani Enterprises Ltd.	10,608	381,806
Adani Ports & Special Economic Zone Ltd.	70,575	1,247,486
Adani Power Ltd.(1)	89,479	674,403
Aditya Birla Capital Ltd.(1)	101,920	267,475
AGI Greenpac Ltd.(1)	2,759	31,079
Ajanta Pharma Ltd.	7,940	306,980
Allcargo Logistics Ltd.	37,584	31,384
Allcargo Terminals Ltd.	9,396	5,619
Amara Raja Energy & Mobility Ltd.	28,189	511,513
Amber Enterprises India Ltd.(1)	4,512	240,665
Ambika Cotton Mills Ltd.	311	6,331
Anant Raj Ltd.	33,112	235,844
Andhra Sugars Ltd.	4,689	6,441
Apar Industries Ltd.	6,058	662,864
APL Apollo Tubes Ltd.	10,245	178,600
Apollo Hospitals Enterprise Ltd.	1,240	102,485
Apollo Tyres Ltd.	90,024	529,731
Aptech Ltd.	2,186	6,029
Archean Chemical Industries Ltd.	29,536	261,591
Arvind Ltd.	56,276	270,488
Ashoka Buildcon Ltd.(1)	31,206	87,041
Aster DM Healthcare Ltd.	24,098	117,020
Astra Microwave Products Ltd.	7,929	85,645
Aurobindo Pharma Ltd.	64,167	1,200,383
Avadh Sugar & Energy Ltd.	1,300	11,739
Avanti Feeds Ltd.	12,346	99,871
Axis Bank Ltd., GDR	5,830	407,068
Bajaj Auto Ltd.	7,410	962,082
Bajaj Consumer Care Ltd.	11,479	36,127

Avantis Emerging Markets Value ETF
	Shares	Value
Bajaj Finance Ltd.	21,112	$1,812,677
Bajaj Finserv Ltd.	4,134	87,909
Bajaj Hindusthan Sugar Ltd.(1)	393,023	200,063
Bajel Projects Ltd.(1)	4,771	15,335
Balaji Amines Ltd.	2,247	59,696
Balrampur Chini Mills Ltd.	40,732	290,884
Bandhan Bank Ltd.	124,299	297,174
Bank of Baroda	178,827	533,494
BASF India Ltd.	1,729	135,831
Bata India Ltd.	8,730	151,331
Bayer CropScience Ltd.	87	6,528
BEML Ltd.	8,417	381,674
Best Agrolife Ltd.	2,513	20,227
Bhansali Engineering Polymers Ltd.	3,804	7,508
Bharat Electronics Ltd.	668,118	2,387,496
Bharat Heavy Electricals Ltd.	161,556	559,282
Bharat Petroleum Corp. Ltd.	443,938	1,891,612
Birla Corp. Ltd.	1,882	29,854
Birlasoft Ltd.	20,238	161,977
Blue Dart Express Ltd.	769	73,777
Bombay Burmah Trading Co.	8,360	248,191
Borosil Renewables Ltd.(1)	3,660	22,437
Brigade Enterprises Ltd.	23,579	338,639
Brightcom Group Ltd.(1)	813,426	76,909
BSE Ltd.	8,899	300,818
Butterfly Gandhimathi Appliances Ltd.(1)	68	781
Can Fin Homes Ltd.	26,471	272,627
Canara Bank	217,430	289,499
Capacit'e Infraprojects Ltd.(1)	30,281	137,371
Caplin Point Laboratories Ltd.	145	3,295
Castrol India Ltd.	154,605	488,783
CCL Products India Ltd.	7,880	67,690
Ceat Ltd.	10,691	351,610
Century Enka Ltd.	2,034	17,836
Cera Sanitaryware Ltd.	575	63,203
Chambal Fertilisers & Chemicals Ltd.	74,480	462,058
Chennai Petroleum Corp. Ltd.	22,974	267,571
Cholamandalam Investment & Finance Co. Ltd.	84,449	1,466,509
CIE Automotive India Ltd.	9,963	69,523
Cigniti Technologies Ltd.	7,149	117,720
Cipla Ltd.	11,659	230,247
City Union Bank Ltd.	121,846	248,210
CMS Info Systems Ltd.	14,790	96,939
Coal India Ltd.	430,274	2,691,514
Cochin Shipyard Ltd.	22,331	502,930
Confidence Petroleum India Ltd.	23,445	25,175
Coromandel International Ltd.	21,786	456,875
Cosmo First Ltd.	2,175	20,268
Craftsman Automation Ltd.	2,192	157,927
CreditAccess Grameen Ltd.	20,459	297,652
CSB Bank Ltd.(1)	13,926	53,759
Cyient Ltd.	26,619	628,071
Dalmia Bharat Ltd.	517	11,651
Dalmia Bharat Sugar & Industries Ltd.	1,821	10,177

Avantis Emerging Markets Value ETF
	Shares	Value
DCB Bank Ltd.	33,280	$48,902
DCM Shriram Ltd.	11,097	152,413
Deepak Fertilisers & Petrochemicals Corp. Ltd.(1)	14,955	186,670
Deepak Nitrite Ltd.	5,896	204,564
Dhampur Bio Organics Ltd.	1,877	3,159
Dhampur Sugar Mills Ltd.(1)	12,479	33,436
Dilip Buildcon Ltd.	20,482	137,079
Dish TV India Ltd.(1)	328,947	57,893
Dr. Reddy's Laboratories Ltd., ADR	7,606	634,873
Dwarikesh Sugar Industries Ltd.(1)	12,008	10,972
eClerx Services Ltd.	3,563	123,370
Edelweiss Financial Services Ltd.	102,601	133,826
Eicher Motors Ltd.	6,288	372,125
EID Parry India Ltd.	28,654	283,552
Elecon Engineering Co. Ltd.	14,376	106,588
Emami Ltd.	24,015	232,995
Endurance Technologies Ltd.	2,695	79,603
Engineers India Ltd.	44,338	115,067
Epigral Ltd.	4,773	105,884
EPL Ltd.	18,512	54,999
Equitas Small Finance Bank Ltd.	51,083	49,478
Escorts Kubota Ltd.	4,030	185,192
Ester Industries Ltd.	4,313	7,217
Eveready Industries India Ltd.	5,883	32,026
Everest Industries Ltd.	1,179	15,909
Excel Industries Ltd.	459	8,274
Exide Industries Ltd.	12,458	73,166
Federal Bank Ltd.	441,587	1,024,633
Filatex India Ltd.	7,154	5,415
Fine Organic Industries Ltd.	593	37,808
Finolex Industries Ltd.(1)	81,777	304,056
G R Infraprojects Ltd.(1)	1,800	32,870
Gabriel India Ltd.	19,239	125,984
Galaxy Surfactants Ltd.	679	23,807
Garden Reach Shipbuilders & Engineers Ltd.	4,895	105,907
Gateway Distriparks Ltd.	19,801	23,572
Geojit Financial Services Ltd.	36,992	58,152
GHCL Ltd.	20,385	169,898
GHCL Textiles Ltd.	13,434	17,317
GIC Housing Finance Ltd.	10,437	29,858
Glenmark Pharmaceuticals Ltd.	43,891	906,649
Global Health Ltd.(1)	16,312	220,693
Globus Spirits Ltd.	4,244	54,274
Godawari Power & Ispat Ltd.	20,295	229,925
Godrej Agrovet Ltd.	15,150	141,279
Gokaldas Exports Ltd.	23,712	265,612
Granules India Ltd.	34,246	293,315
Grasim Industries Ltd.	39,158	1,260,545
Great Eastern Shipping Co. Ltd.	44,019	700,478
Greenpanel Industries Ltd.	8,159	38,537
Greenply Industries Ltd.	10,648	48,756
Gufic Biosciences Ltd.	5,829	27,940
Gujarat Alkalies & Chemicals Ltd.	4,525	41,547
Gujarat Ambuja Exports Ltd.	28,756	49,096

Avantis Emerging Markets Value ETF
	Shares	Value
Gujarat Mineral Development Corp. Ltd.	13,196	$58,114
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	40,371	328,997
Gujarat Pipavav Port Ltd.	102,692	276,173
Gujarat State Fertilizers & Chemicals Ltd.	70,571	193,849
Gulf Oil Lubricants India Ltd.	7,317	123,527
Hathway Cable & Datacom Ltd.(1)	169,968	42,816
HBL Power Systems Ltd.	17,551	131,017
HCL Technologies Ltd.	138,689	2,899,894
HDFC Asset Management Co. Ltd.	14,450	761,797
HealthCare Global Enterprises Ltd.(1)	9,740	44,996
Hero MotoCorp Ltd.	21,490	1,399,317
HG Infra Engineering Ltd.	7,303	136,177
Hikal Ltd.	12,048	47,301
HIL Ltd.	251	8,533
Himadri Speciality Chemical Ltd., ADR	55,687	347,761
Hindalco Industries Ltd.	257,049	2,153,892
Hinduja Global Solutions Ltd.	845	9,187
Hindustan Aeronautics Ltd.	26,548	1,482,778
Hindustan Copper Ltd.	38,304	152,079
Hindustan Petroleum Corp. Ltd.	302,128	1,508,648
Hindware Home Innovation Ltd.	2,624	11,575
I G Petrochemicals Ltd.	1,051	8,451
ICICI Securities Ltd.	24,348	239,289
IIFL Finance Ltd.	63,395	344,823
IIFL Securities Ltd.	59,367	195,320
India Glycols Ltd.	189	3,132
IndiaMart InterMesh Ltd.	4,228	151,290
Indian Bank	40,248	271,945
Indian Energy Exchange Ltd.	63,666	154,682
Indian Metals & Ferro Alloys Ltd.	1,190	9,479
Indian Oil Corp. Ltd.	672,293	1,420,105
Indian Renewable Energy Development Agency Ltd.(1)	22,551	64,936
Indo Count Industries Ltd.	22,802	111,215
Indus Towers Ltd.(1)	212,559	1,162,551
IndusInd Bank Ltd.	2,827	48,048
Intellect Design Arena Ltd.	15,447	182,934
IOL Chemicals & Pharmaceuticals Ltd.	3,269	17,213
IRCON International Ltd.	44,986	140,239
ITD Cementation India Ltd.	51,929	343,749
J Kumar Infraprojects Ltd.	15,616	158,428
Jai Balaji Industries Ltd.(1)	8,512	92,554
Jaiprakash Power Ventures Ltd.(1)	285,099	61,005
Jammu & Kashmir Bank Ltd.	103,347	135,409
Jamna Auto Industries Ltd.	114,313	171,355
Jindal Poly Films Ltd.	1,238	11,833
Jindal Saw Ltd.	40,550	329,753
Jindal Stainless Ltd.	76,692	726,003
Jindal Steel & Power Ltd.	93,814	1,084,500
JK Cement Ltd.	3,149	167,322
JK Lakshmi Cement Ltd.	15,916	149,529
JK Paper Ltd.	18,583	101,643
JK Tyre & Industries Ltd.	49,804	238,162
JM Financial Ltd.	93,382	118,839
JSW Steel Ltd.	135,705	1,522,329

Avantis Emerging Markets Value ETF
	Shares	Value
Jubilant Ingrevia Ltd.	15,747	$123,476
Jubilant Pharmova Ltd.	14,710	161,273
Kalpataru Projects International Ltd.	26,004	417,270
Karnataka Bank Ltd.(1)	64,176	174,079
Karur Vysya Bank Ltd.	185,770	491,474
Kaveri Seed Co. Ltd.	2,296	28,740
KEC International Ltd.	34,010	384,099
Kirloskar Brothers Ltd.	6,089	131,239
Kirloskar Ferrous Industries Ltd.	14,319	117,584
KNR Constructions Ltd.	4,047	16,004
Kolte-Patil Developers Ltd.	2,489	13,039
Kotak Mahindra Bank Ltd.	69,512	1,476,231
KPI Green Energy Ltd.	15,492	167,283
KPIT Technologies Ltd.	7,670	166,241
KPR Mill Ltd.	4,523	45,726
KRBL Ltd.(1)	4,023	14,682
Krsnaa Diagnostics Ltd.	3,390	29,202
L&T Finance Ltd.	211,252	426,353
Larsen & Toubro Ltd.	108,485	4,795,321
Laurus Labs Ltd.	29,514	165,425
LG Balakrishnan & Bros Ltd.	4,162	68,379
LIC Housing Finance Ltd.	79,001	635,329
LT Foods Ltd.	39,856	180,319
LUX Industries Ltd.	271	7,688
Maharashtra Seamless Ltd.	15,917	127,446
Mahindra & Mahindra Financial Services Ltd.	87,242	326,896
Mahindra & Mahindra Ltd.	83,391	2,793,372
Mahindra Logistics Ltd.	7,483	44,498
Maithan Alloys Ltd.	648	8,900
Man Infraconstruction Ltd.	32,334	76,101
Manali Petrochemicals Ltd.	13,942	15,090
Manappuram Finance Ltd.	267,996	690,238
Marksans Pharma Ltd.(1)	83,831	239,480
Mazagon Dock Shipbuilders Ltd.	2,533	128,384
Meghmani Organics Ltd.(1)	23,240	27,927
Minda Corp. Ltd.	26,484	179,257
MOIL Ltd.	8,159	38,970
Motherson Sumi Wiring India Ltd.	46,684	39,231
Motilal Oswal Financial Services Ltd.	48,784	419,186
Mphasis Ltd.	15,732	582,196
MRF Ltd.	390	627,267
Mrs Bectors Food Specialities Ltd.	1,317	25,261
MSTC Ltd.	897	8,758
Multi Commodity Exchange of India Ltd.	7,292	450,972
Muthoot Finance Ltd.	27,983	655,813
Narayana Hrudayalaya Ltd.	17,172	259,880
Natco Pharma Ltd.	12,871	236,430
National Aluminium Co. Ltd.	272,795	594,731
National Fertilizers Ltd.	11,767	19,466
Nava Ltd.	8,151	92,584
NCC Ltd.	152,198	579,299
Neuland Laboratories Ltd.	1,328	197,992
NIIT Learning Systems Ltd.	7,779	45,926
Nippon Life India Asset Management Ltd.	34,760	279,168

Avantis Emerging Markets Value ETF
	Shares	Value
NLC India Ltd.	23,997	$78,847
NMDC Ltd.	180,098	478,623
NOCIL Ltd.	44,152	148,896
NTPC Ltd.	545,441	2,704,795
Nuvama Wealth Management Ltd.	1,145	88,021
Oil & Natural Gas Corp. Ltd.	648,534	2,561,175
Oil India Ltd.	137,056	1,211,180
Olectra Greentech Ltd.	470	8,755
Optiemus Infracom Ltd.(1)	2,901	20,262
Oracle Financial Services Software Ltd.	5,461	715,414
Orient Cement Ltd.	20,379	74,232
Orient Electric Ltd.	8,833	28,257
Orient Green Power Co. Ltd.(1)	193,101	47,811
Panama Petrochem Ltd.	7,332	36,301
PCBL Ltd.	73,480	428,984
Pennar Industries Ltd.(1)	25,863	54,906
Persistent Systems Ltd.	12,534	773,313
Petronet LNG Ltd.	232,679	1,019,957
PNB Housing Finance Ltd.(1)	25,989	303,105
PNC Infratech Ltd.	39,746	213,705
Power Finance Corp. Ltd.	339,242	2,223,668
Power Mech Projects Ltd.	1,705	138,222
Praj Industries Ltd.	18,823	172,122
Prakash Industries Ltd.(1)	18,137	47,724
Pricol Ltd.(1)	24,483	151,054
Prince Pipes & Fittings Ltd.(1)	3,796	26,631
Prism Johnson Ltd.(1)	17,007	33,425
PTC India Ltd.	104,511	265,045
Quess Corp. Ltd.	11,914	111,296
Ramco Cements Ltd.	22,911	227,054
Ramkrishna Forgings Ltd.	28,820	332,720
Rashtriya Chemicals & Fertilizers Ltd.	32,956	79,143
Raymond Consumer Care Ltd.(1)	8,304	149,268
Raymond Ltd.	10,381	245,839
RBL Bank Ltd.	115,927	314,880
REC Ltd.	425,649	3,145,394
Redington Ltd.	102,736	247,592
Reliance Power Ltd.(1)	587,154	214,719
Repco Home Finance Ltd.	16,468	102,754
Rhi Magnesita India Ltd.	3,248	23,784
RITES Ltd.	14,218	110,146
RPG Life Sciences Ltd.	1,481	37,244
Sammaan Capital Ltd.	141,669	273,661
Samvardhana Motherson International Ltd.	500,342	1,166,645
Sanghi Industries Ltd.(1)	11,763	12,440
Sanghvi Movers Ltd.	8,571	91,765
Sanofi Consumer Healthcare India Ltd.(1)	2,035	102,442
Sanofi India Ltd.	2,035	165,170
Sansera Engineering Ltd.	6,740	120,794
Sarda Energy & Minerals Ltd.	15,000	62,837
Satia Industries Ltd.	7,648	11,022
Satin Creditcare Network Ltd.(1)	27,482	70,073
SBI Cards & Payment Services Ltd.	30,138	259,936
SH Kelkar & Co. Ltd.	16,969	50,043

Avantis Emerging Markets Value ETF
	Shares	Value
Sharda Cropchem Ltd.	3,884	$26,052
Share India Securities Ltd.	1,200	4,150
Shipping Corp. of India Land & Assets Ltd.(1)	12,981	13,344
Shipping Corp. of India Ltd.	98,450	316,569
Shree Cement Ltd.	396	120,373
Shriram Finance Ltd.	55,064	2,107,532
Siyaram Silk Mills Ltd.	1,138	6,612
SKF India Ltd.	701	44,148
Sobha Ltd.	7,465	150,480
Sobha Ltd.	952	9,793
Sonata Software Ltd.	35,352	280,895
South Indian Bank Ltd.	136,663	41,715
Southern Petrochemical Industries Corp. Ltd.	13,120	13,750
Speciality Restaurants Ltd.	6,760	14,810
SRF Ltd.	11,511	352,209
Star Cement Ltd.(1)	10,927	29,730
State Bank of India, GDR	14,305	1,395,132
Strides Pharma Science Ltd.(1)	15,628	249,694
Sudarshan Chemical Industries Ltd.	7,929	97,609
Sun Pharmaceutical Industries Ltd.	11,584	251,670
Sun TV Network Ltd.	27,829	272,603
Sunflag Iron & Steel Co. Ltd.(1)	6,209	15,947
Supreme Industries Ltd.	4,391	276,809
Supreme Petrochem Ltd.	14,619	149,890
Surya Roshni Ltd.	14,296	115,188
Suven Pharmaceuticals Ltd.(1)	12,009	154,073
Tamil Nadu Newsprint & Papers Ltd.	14,869	40,572
Tamilnadu Petroproducts Ltd.	8,337	9,866
Tanla Platforms Ltd.	13,081	144,945
Tata Chemicals Ltd.	47,129	608,201
Tata Motors Ltd.	5,470	72,506
Tata Steel Ltd.	1,405,868	2,563,175
Tech Mahindra Ltd.	87,765	1,715,498
Thermax Ltd.	774	40,309
Thirumalai Chemicals Ltd.	8,400	33,761
Thomas Cook India Ltd.	25,551	70,282
Time Technoplast Ltd.	26,322	125,843
Titagarh Rail System Ltd.	25,526	433,183
Tourism Finance Corp. of India Ltd.	29,418	62,727
TransIndia Real Estate Ltd.	9,396	5,460
Transport Corp. of India Ltd.	1,955	25,319
Trident Ltd.	487,320	214,926
Triveni Turbine Ltd.	15,888	136,279
Tube Investments of India Ltd.	4,947	237,891
TVS Srichakra Ltd.	401	22,141
Uflex Ltd.	4,366	39,776
Ugar Sugar Works Ltd.	8,924	9,090
Ujjivan Small Finance Bank Ltd.	409,138	214,136
UltraTech Cement Ltd.	2,930	395,045
Union Bank of India Ltd.	34,854	50,520
Usha Martin Ltd.	8,471	33,468
UTI Asset Management Co. Ltd.	15,869	216,902
Valiant Organics Ltd.(1)	587	2,874
Vardhman Textiles Ltd.	35,896	211,901

Avantis Emerging Markets Value ETF
	Shares	Value
Varroc Engineering Ltd.(1)	4,313	$29,298
Vedanta Ltd.	162,029	904,074
Venky's India Ltd.	72	2,008
Vishnu Chemicals Ltd.(1)	3,715	17,808
VRL Logistics Ltd.(1)	8,200	51,812
Welspun Corp. Ltd.	30,168	255,370
Welspun Enterprises Ltd.	19,561	137,207
Welspun Living Ltd.	72,728	167,383
West Coast Paper Mills Ltd.	9,632	70,022
Wockhardt Ltd.(1)	21,069	264,801
Wonderla Holidays Ltd.	3,866	39,005
Yes Bank Ltd.(1)	257,765	72,703
		118,811,920
Indonesia — 1.8%
ABM Investama Tbk. PT	213,200	65,125
Adaro Energy Indonesia Tbk. PT	1,366,300	314,638
Aneka Tambang Tbk. PT	473,500	42,554
Astra International Tbk. PT	2,958,000	975,536
Bank BTPN Syariah Tbk. PT	201,700	16,542
Bank Mandiri Persero Tbk. PT	7,216,000	3,334,485
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	386,200	24,872
Buana Lintas Lautan Tbk. PT(1)	894,900	6,138
Bukit Asam Tbk. PT	1,346,000	237,615
Charoen Pokphand Indonesia Tbk. PT	1,200	377
Delta Dunia Makmur Tbk. PT	2,894,600	136,594
Dharma Polimetal Tbk. PT	463,100	32,497
Dharma Satya Nusantara Tbk. PT	3,012,500	154,129
Elnusa Tbk. PT	1,768,500	54,957
Energi Mega Persada Tbk. PT(1)	1,676,900	21,710
ESSA Industries Indonesia Tbk. PT	238,900	13,746
Gajah Tunggal Tbk. PT	687,900	58,746
Harum Energy Tbk. PT(1)	736,500	63,837
Indah Kiat Pulp & Paper Tbk. PT	158,600	83,157
Indika Energy Tbk. PT	642,100	60,676
Indo Tambangraya Megah Tbk. PT	126,300	222,290
Indosat Tbk. PT	21,100	14,166
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	1,312,300	56,027
Japfa Comfeed Indonesia Tbk. PT(1)	1,605,000	165,674
Jasa Marga Persero Tbk. PT	626,800	217,308
Medco Energi Internasional Tbk. PT	2,428,000	197,088
Media Nusantara Citra Tbk. PT(1)	18,600	392
Mitra Pinasthika Mustika Tbk. PT	17,700	1,180
PP Persero Tbk. PT(1)	21,700	637
Samudera Indonesia Tbk. PT	1,362,100	31,230
Sawit Sumbermas Sarana Tbk. PT(1)	689,400	45,817
Surya Semesta Internusa Tbk. PT	645,300	50,132
Telkom Indonesia Persero Tbk. PT, ADR	72,316	1,417,394
United Tractors Tbk. PT	428,100	749,810
XL Axiata Tbk. PT	1,770,800	255,216
		9,122,292
Malaysia — 2.0%
Aeon Co. M Bhd.	66,900	22,291
Alliance Bank Malaysia Bhd.	182,300	181,909
AMMB Holdings Bhd.	357,400	430,332

Avantis Emerging Markets Value ETF
	Shares	Value
Axiata Group Bhd.	373,900	$220,353
Bank Islam Malaysia Bhd.	157,000	96,721
Berjaya Corp. Bhd.(1)	412,870	29,565
Bermaz Auto Bhd.	213,800	123,769
Bumi Armada Bhd.(1)	590,200	73,193
Chin Hin Group Bhd.(1)	45,600	33,272
CIMB Group Holdings Bhd.	948,804	1,804,092
Dayang Enterprise Holdings Bhd.	152,900	92,317
DRB-Hicom Bhd.	107,900	29,221
Ekovest Bhd.(1)	360,400	30,071
Fraser & Neave Holdings Bhd.	1,900	13,154
Genting Bhd.	372,100	371,793
Genting Malaysia Bhd.	164,200	95,818
HAP Seng Consolidated Bhd.	73,800	71,387
Hengyuan Refining Co. Bhd.(1)	24,700	12,872
Hibiscus Petroleum Bhd.	212,140	108,182
IJM Corp. Bhd.	384,100	255,639
Insas Bhd.	6,100	1,428
Jaya Tiasa Holdings Bhd.	276,200	70,940
Kelington Group Bhd.	71,100	49,757
Kossan Rubber Industries Bhd.	112,700	47,454
KSL Holdings Bhd.(1)	27,100	11,117
Kuala Lumpur Kepong Bhd.	51,532	259,252
Lingkaran Trans Kota Holdings Bhd.(1)	10,000	9
Mah Sing Group Bhd.	473,900	178,811
Malayan Banking Bhd.	528,260	1,317,888
Malaysia Airports Holdings Bhd.	134,300	326,130
Malaysia Smelting Corp. Bhd.	25,900	14,386
Malaysian Resources Corp. Bhd.	564,900	71,988
MBSB Bhd.	256,000	47,739
Mega First Corp. Bhd.	60,700	61,908
MISC Bhd.	151,200	293,632
Perak Transit Bhd.	69,000	10,935
Perdana Petroleum Bhd.(1)	287,300	24,622
Public Bank Bhd.	1,168,600	1,303,311
RHB Bank Bhd.	214,821	304,850
Sapura Energy Bhd.(1)	62,700	505
Sarawak Oil Palms Bhd.	22,350	15,176
Scientex Bhd.	31,300	29,650
SD Guthrie Bhd.	166,000	175,868
Serba Dinamik Holdings Bhd.(1)	21,300	5
Shin Yang Group Bhd.	175,300	38,496
Sime Darby Property Bhd.	789,700	256,253
Solarvest Holdings Bhd.(1)	43,700	15,821
SP Setia Bhd. Group	415,600	106,086
Supermax Corp. Bhd.(1)	279,520	50,796
Syarikat Takaful Malaysia Keluarga Bhd.	14,000	12,550
Ta Ann Holdings Bhd.	19,100	17,403
TASCO Bhd.	6,400	1,176
Telekom Malaysia Bhd.	181,200	283,421
Teo Seng Capital Bhd.	52,979	23,668
TH Plantations Bhd.	130,800	18,327
TSH Resources Bhd.	185,600	49,394
United Plantations Bhd.	30,700	184,995

Avantis Emerging Markets Value ETF
	Shares	Value
Velesto Energy Bhd.	1,494,600	$72,781
Wasco Bhd.(1)	74,400	20,012
WCT Holdings Bhd.(1)	292,400	71,909
Yinson Holdings Bhd.	195,600	129,932
		10,066,332
Mexico — 2.2%
Alfa SAB de CV, Class A	592,025	345,098
Alpek SAB de CV(1)(2)	25,122	16,175
America Movil SAB de CV, ADR	92,291	1,528,339
Banco del Bajio SA	228,178	568,642
Controladora AXTEL SAB de CV(1)	83,513	1,348
Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)(2)	31,691	180,956
GCC SAB de CV	153	1,173
Genomma Lab Internacional SAB de CV, Class B	321,506	310,009
Gentera SAB de CV	535,622	582,557
Gruma SAB de CV, B Shares	35,380	651,146
Grupo Aeroportuario del Pacifico SAB de CV, ADR(2)	10	1,777
Grupo Comercial Chedraui SA de CV	48,049	365,547
Grupo Financiero Banorte SAB de CV, Class O	405,428	2,811,033
Grupo Financiero Inbursa SAB de CV, Class O(1)	283,552	673,813
Grupo Mexico SAB de CV, Series B	395,472	2,031,151
Industrias Penoles SAB de CV(1)	14	169
Megacable Holdings SAB de CV	246,782	530,047
Nemak SAB de CV(1)	799,830	90,566
Regional SAB de CV	25,115	159,699
		10,849,245
Philippines — 0.7%
Aboitiz Equity Ventures, Inc.	32,100	18,989
ACEN Corp.	29,010	2,813
Alliance Global Group, Inc.	270,600	43,747
Bank of the Philippine Islands	236,628	526,703
BDO Unibank, Inc.	388,526	1,058,070
Converge Information & Communications Technology Solutions, Inc.(1)	652,000	174,592
DMCI Holdings, Inc.	746,300	155,597
First Gen Corp.	11,100	3,339
Globe Telecom, Inc.	1,344	52,687
GT Capital Holdings, Inc.	19,400	215,901
JG Summit Holdings, Inc.	371,570	155,586
LT Group, Inc.	207,600	37,840
Metropolitan Bank & Trust Co.	400,300	524,955
Nickel Asia Corp.	100,800	6,059
PLDT, Inc., ADR	40	1,078
Puregold Price Club, Inc.	230,700	114,174
Robinsons Land Corp.	222,700	59,286
Robinsons Retail Holdings, Inc.	18,930	12,935
Security Bank Corp.	102,720	109,741
Semirara Mining & Power Corp.	168,000	101,522
		3,375,614
Poland — 1.1%
Alior Bank SA	27,947	738,239
Bank Millennium SA(1)	144,259	335,299
Bank Polska Kasa Opieki SA	25,553	1,046,838
Budimex SA	245	38,081
CCC SA(1)	11,717	468,955

Avantis Emerging Markets Value ETF
	Shares	Value
Grupa Kety SA	3,239	$649,903
Jastrzebska Spolka Weglowa SA(1)(2)	17,982	119,088
LPP SA	150	570,492
Orange Polska SA	138,470	310,612
ORLEN SA(1)	58,060	966,306
Pepco Group NV(1)	8,103	37,877
Text SA	10	201
XTB SA	21,061	372,350
		5,654,241
Russia(3) — 0.0%
Globaltrans Investment PLC, GDR(1)	15,648	2
LUKOIL PJSC	7,931	—
Novolipetsk Steel PJSC	70,860	—
VTB Bank PJSC(1)	30,520	—
		2
South Africa — 3.5%
Absa Group Ltd.	142,266	1,402,769
AECI Ltd.	27,163	162,000
Anglo American Platinum Ltd.	145	5,007
Astral Foods Ltd.(1)	8,610	84,003
Barloworld Ltd.	28,810	151,068
Coronation Fund Managers Ltd.	14,536	33,044
DataTec Ltd.	1,813	3,612
Exxaro Resources Ltd.	36,837	330,006
FirstRand Ltd.	426,840	2,052,408
Foschini Group Ltd.	89,241	723,526
Gold Fields Ltd., ADR	120,219	1,651,809
Impala Platinum Holdings Ltd.	143,176	616,627
KAP Ltd.(1)	431,324	80,228
Kumba Iron Ore Ltd.	7,895	156,326
Life Healthcare Group Holdings Ltd.	234,803	188,832
Merafe Resources Ltd.	362,558	32,036
Momentum Group Ltd.	431,915	674,668
MTN Group Ltd.	268,396	1,336,915
Nedbank Group Ltd.	80,608	1,334,339
Ninety One Ltd.	18,595	40,681
Northam Platinum Holdings Ltd.	92,304	547,020
Old Mutual Ltd.	1,321,226	955,237
Omnia Holdings Ltd.(2)	23,955	84,879
PPC Ltd.	162,489	38,123
Raubex Group Ltd.	10,290	28,278
Sappi Ltd.	148,213	379,282
Sasol Ltd., ADR(2)	70,225	534,412
Sibanye Stillwater Ltd., ADR(2)	101,458	394,672
Standard Bank Group Ltd.	158,851	2,133,672
Sun International Ltd.	21,466	50,382
Telkom SA SOC Ltd.(1)	110,799	174,854
Thungela Resources Ltd.	53,846	351,388
Truworths International Ltd.	103,129	561,034
Vodacom Group Ltd.	38,000	234,831
Wilson Bayly Holmes-Ovcon Ltd.	2,483	28,498
		17,556,466
South Korea — 13.3%
Aekyung Chemical Co. Ltd.	2,849	26,692

Avantis Emerging Markets Value ETF
	Shares	Value
Ananti, Inc.(1)	17,960	$68,891
Asiana Airlines, Inc.(1)	9,961	72,859
BNK Financial Group, Inc.	47,411	361,081
Byucksan Corp.	10,363	16,893
CJ CGV Co. Ltd.(1)	36,303	195,195
CJ CheilJedang Corp.	3,754	906,274
CJ Corp.	3,041	255,447
CJ ENM Co. Ltd.(1)	6,227	338,726
CJ Logistics Corp.	2,490	176,080
Cosmax, Inc.	1,858	169,147
Coway Co. Ltd.	10,851	546,307
Cuckoo Homesys Co. Ltd.	777	12,941
Daeduck Electronics Co. Ltd.	10,395	156,235
Daesang Corp.	14,228	221,274
Daewoong Co. Ltd.	8,210	157,576
Daishin Securities Co. Ltd.	1,990	24,891
Daou Data Corp.	1,498	12,116
Daou Technology, Inc.	12,844	173,988
DB HiTek Co. Ltd.	10,879	332,679
DB Insurance Co. Ltd.	19,375	1,686,521
DGB Financial Group, Inc.	33,509	210,418
DL E&C Co. Ltd.	7,974	197,465
Dongkuk Holdings Co. Ltd.	1,826	10,999
Dongwon F&B Co. Ltd.	3,168	80,108
Doosan Tesna, Inc.	1,825	44,889
GOLFZON Co. Ltd.	1,071	53,104
GS Holdings Corp.	12,122	409,885
GS Retail Co. Ltd.	11,814	194,953
HAESUNG DS Co. Ltd.	4,202	93,067
Hana Financial Group, Inc.	96,303	4,470,842
Hana Micron, Inc.	7,180	68,499
Hankook Tire & Technology Co. Ltd.	35,070	1,141,589
Hansae Co. Ltd.	8,712	107,715
Hansol Technics Co. Ltd.	9,513	34,109
Hanwha Aerospace Co. Ltd.	9,364	2,032,833
Hanwha Corp.	4,556	99,358
Hanwha Corp., Preference Shares	506	5,813
Hanwha General Insurance Co. Ltd.	32,298	141,146
Hanwha Life Insurance Co. Ltd.	73,093	162,708
Harim Holdings Co. Ltd.	18,552	76,995
HD Hyundai Co. Ltd.	16,552	1,003,355
HD Hyundai Construction Equipment Co. Ltd.	5,650	223,934
HD Hyundai Infracore Co. Ltd.(1)	54,314	292,830
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	10,809	1,550,985
HDC Hyundai Development Co-Engineering & Construction, E Shares	11,880	230,800
HJ Shipbuilding & Construction Co. Ltd.(1)	1,200	2,608
HL Holdings Corp.	774	20,161
HL Mando Co. Ltd.	17,431	444,871
HMM Co. Ltd.	3,244	41,355
Hwa Shin Co. Ltd.	5,675	39,109
Hyosung TNC Corp.	681	151,762
HYUNDAI Corp.	2,071	29,971
Hyundai Department Store Co. Ltd.	4,013	143,740
Hyundai Elevator Co. Ltd.	1,854	58,412

Avantis Emerging Markets Value ETF
	Shares	Value
Hyundai Glovis Co. Ltd.	9,512	$799,629
Hyundai Marine & Fire Insurance Co. Ltd.	28,682	747,311
Hyundai Motor Co.	22,647	4,344,152
Hyundai Steel Co.	22,415	427,111
Hyundai Wia Corp.	7,271	279,156
Industrial Bank of Korea	86,961	899,705
Innocean Worldwide, Inc.	3,235	47,709
INTOPS Co. Ltd.	2,261	41,401
IS Dongseo Co. Ltd.	3,939	71,764
JB Financial Group Co. Ltd.	60,496	641,405
KB Financial Group, Inc., ADR	83,130	5,393,474
KCC Corp.	1,228	263,694
KEPCO Plant Service & Engineering Co. Ltd.	2,768	86,276
KG Dongbusteel	15,429	66,756
KG Eco Solution Co. Ltd.	9,800	43,701
Kia Corp.	50,961	4,048,792
KISCO Corp.	1,013	6,419
KIWOOM Securities Co. Ltd.	5,775	585,370
Kolon Industries, Inc.	1,785	46,807
KoMiCo Ltd.	1,848	93,804
Korea Circuit Co. Ltd.(1)	204	1,722
Korea Electric Terminal Co. Ltd.	1,528	85,156
Korea Line Corp.(1)	53,816	78,460
Korean Air Lines Co. Ltd.	38,864	641,804
Korean Reinsurance Co.	56,105	355,939
KT Corp.	24,264	703,159
Kumho Petrochemical Co. Ltd.	2,701	276,990
Kumho Tire Co., Inc.(1)	58,261	202,227
Kyung Dong Navien Co. Ltd.	2,946	152,171
LB Semicon, Inc.(1)	404	1,455
LG Chem Ltd.	5,300	1,278,623
LG Display Co. Ltd., ADR(1)	142,679	590,691
LG Electronics, Inc.	23,299	1,737,203
LG Innotek Co. Ltd.	2,244	468,069
LG Uplus Corp.	77,793	567,851
LIG Nex1 Co. Ltd.	3,403	497,176
Lotte Chilsung Beverage Co. Ltd.	2,023	199,356
Lotte Rental Co. Ltd.	5,554	130,157
Lotte Wellfood Co. Ltd.	1,335	140,427
LX International Corp.	11,747	281,932
Mcnex Co. Ltd.	2,225	32,608
MegaStudyEdu Co. Ltd.	2,275	84,053
Meritz Financial Group, Inc.	33,872	2,312,321
Mirae Asset Life Insurance Co. Ltd.(1)	707	2,784
Namhae Chemical Corp.	5,380	26,670
Neowiz	2,255	36,014
Nexen Tire Corp.	14,477	83,470
NICE Holdings Co. Ltd.	772	6,444
OCI Holdings Co. Ltd.	4,555	243,767
Orion Corp.	7,439	512,373
Orion Holdings Corp.	8,126	95,175
Ottogi Corp.	652	203,319
Pan Ocean Co. Ltd.	80,594	224,233
Partron Co. Ltd.	8,584	48,983

Avantis Emerging Markets Value ETF
	Shares	Value
Poongsan Corp.	10,871	$524,166
POSCO Holdings, Inc., ADR	3,993	254,833
Posco International Corp.	10,955	463,998
PSK, Inc.	4,942	95,687
Samsung Electro-Mechanics Co. Ltd.	3,503	375,156
Samsung Fire & Marine Insurance Co. Ltd.	7,450	1,935,297
Samsung Heavy Industries Co. Ltd.(1)	5,827	45,936
Samsung Life Insurance Co. Ltd.	964	70,413
Samsung Securities Co. Ltd.	17,731	628,079
Samyang Foods Co. Ltd.	173	64,186
SD Biosensor, Inc.(1)	1,247	9,987
SeAH Besteel Holdings Corp.	1,826	27,374
SeAH Steel Corp.	374	32,738
SeAH Steel Holdings Corp.	952	128,642
Sebang Co. Ltd.	1,932	19,623
Sebang Global Battery Co. Ltd.	3,316	251,846
Seoul Semiconductor Co. Ltd.	12,339	89,084
Seoyon E-Hwa Co. Ltd.	6,370	70,761
Shinhan Financial Group Co. Ltd., ADR	95,048	4,034,788
Shinsegae, Inc.	2,931	330,800
SK D&D Co. Ltd.	1,846	12,124
SK Discovery Co. Ltd.	2,896	76,895
SK Eternix Co. Ltd.(1)	6,127	77,584
SK Gas Ltd.	1,060	136,669
SK Networks Co. Ltd.	42,816	164,192
SK Telecom Co. Ltd., ADR	22,776	524,531
SK, Inc.	1,497	160,769
SL Corp.	7,236	183,335
SNT Dynamics Co. Ltd.	9,584	151,487
SNT Motiv Co. Ltd.	1,460	49,972
S-Oil Corp.	13,634	637,977
Sungwoo Hitech Co. Ltd.	25,049	136,635
TKG Huchems Co. Ltd.	5,591	78,694
Tongyang Life Insurance Co. Ltd.	20,226	98,954
Unid Co. Ltd.	2,655	159,929
Woongjin Thinkbig Co. Ltd.(1)	13,479	18,349
Woori Financial Group, Inc.	238,791	2,859,419
Youngone Corp.	8,607	245,045
Youngone Holdings Co. Ltd.	2,887	180,781
Yuanta Securities Korea Co. Ltd.	12,496	27,870
Zinus, Inc.	3,177	44,524
		66,498,548
Taiwan — 22.1%
Ability Enterprise Co. Ltd.	78,000	121,520
AcBel Polytech, Inc.(1)	19,497	21,407
Acon Holding, Inc.(1)	9,000	3,301
Acter Group Corp. Ltd.	29,000	253,115
ADATA Technology Co. Ltd.	62,953	186,721
Advanced International Multitech Co. Ltd.	48,000	125,711
Advanced Power Electronics Corp.	2,000	4,949
Advancetek Enterprise Co. Ltd.	172,000	349,338
Air Asia Co. Ltd.	20,000	21,463
Alexander Marine Co. Ltd.(2)	4,217	40,928
Allied Circuit Co. Ltd.	2,000	7,978

Avantis Emerging Markets Value ETF
	Shares	Value
Alltek Technology Corp.	10,800	$12,146
Alltop Technology Co. Ltd.	1,000	7,363
Alpha Networks, Inc.	44,000	48,439
Altek Corp.	91,000	109,162
Amazing Microelectronic Corp.	161	480
Ambassador Hotel	41,000	78,282
Ampire Co. Ltd.	24,000	26,197
AMPOC Far-East Co. Ltd.	31,000	85,662
AmTRAN Technology Co. Ltd.(1)(2)	280,224	199,092
Anji Technology Co. Ltd.	3,059	3,515
Apex Dynamics, Inc.	3,000	51,362
Apex International Co. Ltd.(1)	10,000	18,701
Arcadyan Technology Corp.	31,000	142,172
Ardentec Corp.	179,000	388,383
ASE Technology Holding Co. Ltd., ADR	120,312	1,201,917
Asia Cement Corp.	497,000	700,308
Asia Polymer Corp.	92,000	51,909
ASolid Technology Co. Ltd.	10,000	19,652
Asustek Computer, Inc.	125,000	2,096,512
AUO Corp.(1)	646,400	332,375
Avalue Technology, Inc.(2)	16,000	53,224
Avermedia Technologies	49,000	74,407
Axiomtek Co. Ltd.	25,000	70,599
Azurewave Technologies, Inc.	54,000	74,514
Bafang Yunji International Co. Ltd.	10,000	47,257
Bank of Kaohsiung Co. Ltd.	150,380	56,439
BES Engineering Corp.	332,000	138,835
B'in Live Co. Ltd.	9,900	27,144
Bioteque Corp.	1,000	4,312
Bizlink Holding, Inc.(2)	11,000	156,558
Bonny Worldwide Ltd.(1)	6,000	41,883
Brighton-Best International Taiwan, Inc.	15,000	16,033
Capital Futures Corp.	58,000	101,067
Career Technology MFG. Co. Ltd.(1)	3,753	2,781
Caswell, Inc.	18,000	85,734
Catcher Technology Co. Ltd.	133,000	982,353
Cathay Financial Holding Co. Ltd.	2,514,624	4,999,064
Central Reinsurance Co. Ltd.	213,406	184,874
Chain Chon Industrial Co. Ltd.	35,000	17,777
Chang Hwa Commercial Bank Ltd.	1,050,576	579,953
Channel Well Technology Co. Ltd.	46,000	97,519
Charoen Pokphand Enterprise(2)	56,000	173,450
Cheng Loong Corp.	112,000	90,682
Cheng Mei Materials Technology Corp.(1)	113,871	49,744
Cheng Shin Rubber Industry Co. Ltd.	667,000	1,036,421
Cheng Uei Precision Industry Co. Ltd.	151,000	338,815
Chenming Electronic Technology Corp.	33,000	118,284
Chia Chang Co. Ltd.	7,000	9,568
Chicony Electronics Co. Ltd.	195,000	988,650
Chicony Power Technology Co. Ltd.	22,000	88,142
China Airlines Ltd.	648,000	417,613
China Bills Finance Corp.	14,000	6,584
China Container Terminal Corp.	12,000	11,846
China Glaze Co. Ltd.(2)	51,000	34,634

Avantis Emerging Markets Value ETF
	Shares	Value
China Metal Products	94,000	$116,133
China Motor Corp.	9,000	22,208
Chinese Maritime Transport Ltd.	25,000	33,828
Chin-Poon Industrial Co. Ltd.	176,000	238,420
Chipbond Technology Corp.	130,000	272,527
ChipMOS Technologies, Inc.	229,000	273,734
Chong Hong Construction Co. Ltd.	100,000	360,003
Chun Yuan Steel Industry Co. Ltd.	63,000	36,080
Chung-Hsin Electric & Machinery Manufacturing Corp.	129,000	692,454
Chunghwa Chemical Synthesis & Biotech Co. Ltd.	14,000	19,928
Chunghwa Precision Test Tech Co. Ltd.	4,000	61,954
Clevo Co.	40,000	73,883
CMC Magnetics Corp.(1)(2)	233,960	97,114
Collins Co. Ltd.	42,000	26,294
Compal Electronics, Inc.	1,005,000	1,045,584
Compeq Manufacturing Co. Ltd.	190,000	487,624
Concord International Securities Co. Ltd.	208,200	125,136
Concord Securities Co. Ltd.	467,250	206,210
Continental Holdings Corp.	68,000	73,835
Coremax Corp.	6,548	12,926
Coretronic Corp.	70,000	176,354
Co-Tech Development Corp.	63,000	127,967
Cryomax Cooling System Corp.	37,806	59,913
CTBC Financial Holding Co. Ltd.	4,446,000	4,541,748
CTCI Corp.	119,000	186,718
CyberPower Systems, Inc.	25,000	221,920
DA CIN Construction Co. Ltd.	11,200	19,383
Da-Li Development Co. Ltd.	196,822	384,041
Darfon Electronics Corp.	66,000	109,810
Darwin Precisions Corp.(1)	165,000	77,604
Daxin Materials Corp.	3,000	16,540
Depo Auto Parts Ind Co. Ltd.	55,000	427,576
Dimerco Data System Corp.	13,000	47,433
Dimerco Express Corp.	28,351	78,451
Dynamic Holding Co. Ltd.(2)	97,000	199,535
Dynapack International Technology Corp.	46,000	148,651
E&R Engineering Corp.	23,000	78,612
Eastech Holding Ltd.	25,000	117,514
Elan Microelectronics Corp.	32,000	147,248
Elite Advanced Laser Corp.(1)	9,000	48,894
Elite Material Co. Ltd.(2)	50,000	729,849
Elitegroup Computer Systems Co. Ltd.(2)	50,000	41,378
Emerging Display Technologies Corp.	30,000	26,196
Ennostar, Inc.(1)	120,000	157,859
Eson Precision Ind Co. Ltd.(1)	23,000	43,746
Eternal Materials Co. Ltd.	249,000	245,323
Eva Airways Corp.	642,000	710,217
Evergreen International Storage & Transport Corp.	139,000	136,044
Evergreen Marine Corp. Taiwan Ltd.(2)	362,400	2,131,469
EVERGREEN Steel Corp.	23,000	89,194
Everlight Chemical Industrial Corp.	140,000	115,425
Everlight Electronics Co. Ltd.	146,000	360,566
Excelliance Mos Corp.	1,000	3,358
Excelsior Medical Co. Ltd.	28,113	77,917

Avantis Emerging Markets Value ETF
	Shares	Value
EZconn Corp.	23,000	$294,459
Far Eastern Department Stores Ltd.	402,000	355,422
Far Eastern International Bank	955,870	423,268
Far Eastern New Century Corp.	586,000	662,373
Far EasTone Telecommunications Co. Ltd.	85,000	240,585
Farglory Land Development Co. Ltd.	47,000	119,235
Feedback Technology Corp.	8,640	44,343
First Insurance Co. Ltd.	67,000	50,262
First Steamship Co. Ltd.(1)	156,000	36,045
Fitipower Integrated Technology, Inc.	9,750	81,605
Fittech Co. Ltd.(1)	4,000	17,382
FLEXium Interconnect, Inc.	60,000	162,690
Flytech Technology Co. Ltd.	39,000	104,869
Forcecon Tech Co. Ltd.(2)	11,312	61,137
Formosa International Hotels Corp.	3,000	19,300
Formosa Optical Technology Co. Ltd.	14,000	43,403
Formosa Taffeta Co. Ltd.	150,000	100,231
Formosan Union Chemical	17,000	12,477
Foxconn Technology Co. Ltd.	57,000	122,165
Foxsemicon Integrated Technology, Inc.	32,000	351,638
Franbo Lines Corp.	61,629	37,207
Froch Enterprise Co. Ltd.	42,000	23,181
FSP Technology, Inc.	28,000	56,259
Fu Chun Shin Machinery Manufacture Co. Ltd.	6,303	4,334
Fu Hua Innovation Co. Ltd.	82,499	97,012
Fubon Financial Holding Co. Ltd.	1,812,367	5,202,759
Fulgent Sun International Holding Co. Ltd.	48,000	181,295
Full Wang International Development Co. Ltd.(1)	3,701	5,790
Fulltech Fiber Glass Corp.(1)	53,039	38,208
Fusheng Precision Co. Ltd.	53,000	470,607
G Shank Enterprise Co. Ltd.	28,591	96,270
Gallant Precision Machining Co. Ltd.(2)	70,000	330,075
Gamania Digital Entertainment Co. Ltd.	68,000	168,577
GEM Services, Inc.	1,000	2,065
Gemtek Technology Corp.	73,000	96,588
General Interface Solution Holding Ltd.(1)	45,000	86,771
Genius Electronic Optical Co. Ltd.	13,000	229,789
Getac Holdings Corp.(2)	58,000	205,030
Giant Manufacturing Co. Ltd.	161,000	1,201,363
Gigabyte Technology Co. Ltd.(2)	75,000	614,985
Global Brands Manufacture Ltd.	116,760	230,349
Global Lighting Technologies, Inc.	3,000	5,625
Global PMX Co. Ltd.	9,000	35,146
Globalwafers Co. Ltd.	23,000	348,571
Globe Union Industrial Corp.	36,000	21,724
GMI Technology, Inc.(1)(2)	85,000	231,893
Gold Circuit Electronics Ltd.	8,100	53,569
Goldsun Building Materials Co. Ltd.	319,000	546,505
Gordon Auto Body Parts	59,000	57,085
Gourmet Master Co. Ltd.	18,000	46,585
Grand Fortune Securities Co. Ltd.	119,600	50,799
Grand Pacific Petrochemical(1)	113,144	46,888
Great Tree Pharmacy Co. Ltd.	1,805	10,841
Great Wall Enterprise Co. Ltd.	53,000	88,760

Avantis Emerging Markets Value ETF
	Shares	Value
Greatek Electronics, Inc.	81,000	$152,162
Group Up Industrial Co. Ltd.	10,000	102,020
Hai Kwang Enterprise Corp.(1)	4,200	2,320
Hannstar Board Corp.	73,000	121,648
HannStar Display Corp.(1)	202,000	57,933
HannsTouch Holdings Co.(1)	44,000	12,687
Hanpin Electron Co. Ltd.	31,000	47,304
Hey Song Corp.	13,000	17,249
Highwealth Construction Corp.	600,000	1,044,640
Hi-Lai Foods Co. Ltd.	10,000	50,061
Hitron Technology, Inc.(2)	84,000	82,182
Hiyes International Co. Ltd.	40,222	332,200
Ho Tung Chemical Corp.	23,000	6,441
Hocheng Corp.	55,460	31,310
Holy Stone Enterprise Co. Ltd.	10,500	29,939
Hong Ho Precision Textile Co. Ltd.	46,000	73,146
Hong TAI Electric Industrial	33,000	37,633
Hotai Finance Co. Ltd.	25,300	78,357
Hotai Motor Co. Ltd.	36,000	741,019
Hotel Holiday Garden(1)	15,592	8,697
Hu Lane Associate, Inc.(1)	30,000	148,674
Hua Nan Financial Holdings Co. Ltd.	242,400	193,411
Huaku Development Co. Ltd.	35,200	163,692
Hung Sheng Construction Ltd.	190,000	163,418
Hwacom Systems, Inc.	90,000	67,875
Hwang Chang General Contractor Co. Ltd.(2)	55,026	132,064
IBF Financial Holdings Co. Ltd.	257,796	127,072
I-Chiun Precision Industry Co. Ltd.(2)	37,458	111,679
IEI Integration Corp.	16,000	39,913
IKKA Holdings Cayman Ltd.(1)	12,000	36,933
Innodisk Corp.	17,685	162,447
Innolux Corp.	1,548,868	765,640
Inpaq Technology Co. Ltd.	35,000	106,194
Integrated Service Technology, Inc.	23,000	115,274
International CSRC Investment Holdings Co.(1)	72,000	36,921
International Games System Co. Ltd.	12,000	292,772
Inventec Corp.(2)	449,000	642,051
Iron Force Industrial Co. Ltd.	8,000	27,277
ITE Technology, Inc.	10,000	45,430
ITEQ Corp.(2)	67,000	170,968
Jarllytec Co. Ltd.	16,000	88,838
Jean Co. Ltd.(1)(2)	56,000	60,326
Jiin Yeeh Ding Enterprise Co. Ltd.	4,000	9,133
Jinan Acetate Chemical Co. Ltd.(2)	5,961	171,638
Johnson Health Tech Co. Ltd.	46,000	176,963
Jourdeness Group Ltd.	7,000	10,762
Kaimei Electronic Corp.	29,000	63,260
Kaori Heat Treatment Co. Ltd.	7,000	81,639
Kedge Construction Co. Ltd.	9,180	23,091
Kenda Rubber Industrial Co. Ltd.	47,000	46,212
Kenmec Mechanical Engineering Co. Ltd.(2)	38,188	113,803
Kerry TJ Logistics Co. Ltd.	38,000	47,004
KGI Financial Holding Co. Ltd.	1,584,728	798,283
KGI Financial Holding Co. Ltd., Preference Shares	59,976	13,879

Avantis Emerging Markets Value ETF
	Shares	Value
Kindom Development Co. Ltd.	204,000	$363,638
King Polytechnic Engineering Co. Ltd.	23,100	40,209
King Yuan Electronics Co. Ltd.	229,000	869,778
King's Town Bank Co. Ltd.	451,000	757,031
Kinik Co.	12,000	127,143
Kinpo Electronics	220,000	164,100
Kinsus Interconnect Technology Corp.	43,000	159,315
KNH Enterprise Co. Ltd.	27,000	17,456
Ko Ja Cayman Co. Ltd.	10,000	16,521
KS Terminals, Inc.	19,000	53,158
Kung Sing Engineering Corp.(1)(2)	49,000	17,016
Kuo Toong International Co. Ltd.	70,000	146,259
Kura Sushi Asia Co. Ltd.	4,000	12,808
Kwong Lung Enterprise Co. Ltd.	11,000	20,131
L&K Engineering Co. Ltd.	57,390	443,222
Lanner Electronics, Inc.	42,440	126,967
Lealea Enterprise Co. Ltd.(1)	78,000	23,110
Lelon Electronics Corp.	5,000	12,595
Lemtech Holdings Co. Ltd.	12,000	40,344
Leofoo Development Co. Ltd.(1)	66,000	37,553
Li Peng Enterprise Co. Ltd.(1)	295,000	82,588
Lida Holdings Ltd.	23,000	18,966
Life Travel & Tourist Service Co. Ltd.	9,000	26,860
Lingsen Precision Industries Ltd.(1)	75,000	48,284
Lion Travel Service Co. Ltd.	31,000	132,705
Long Bon International Co. Ltd.(1)	235,000	165,833
Longchen Paper & Packaging Co. Ltd.(1)	71,000	31,076
Longwell Co.	71,000	194,085
Lotes Co. Ltd.	20,000	958,802
Lotus Pharmaceutical Co. Ltd.	17,000	152,673
Lumax International Corp. Ltd.	13,000	49,505
Macronix International Co. Ltd.	128,000	110,908
Makalot Industrial Co. Ltd.	35,000	421,540
Man Zai Industrial Co. Ltd.(2)	13,650	21,206
Marketech International Corp.	18,000	88,517
Materials Analysis Technology, Inc.	8,414	75,349
Mayer Steel Pipe Corp.	49,200	44,053
Megaforce Co. Ltd.(1)	3,000	3,162
Merry Electronics Co. Ltd.	65,000	277,499
MIN AIK Technology Co. Ltd.(1)	1,000	859
Mirle Automation Corp.(2)	15,000	38,544
MPI Corp.	19,000	457,046
My Humble House Hospitality Management Consulting(1)	27,000	48,561
Namchow Holdings Co. Ltd.	73,000	126,576
Nan Liu Enterprise Co. Ltd.	1,000	2,201
Nan Pao Resins Chemical Co. Ltd.	16,000	148,045
Nan Ya Printed Circuit Board Corp.	20,000	92,201
Nang Kuang Pharmaceutical Co. Ltd.	11,000	15,963
Nantex Industry Co. Ltd.	25,000	30,677
Nanya Technology Corp.(1)	112,000	184,679
Netronix, Inc.	3,000	14,241
Nexcom International Co. Ltd.	27,000	47,455
Nichidenbo Corp.	28,000	54,844
Niching Industrial Corp.	7,869	22,933

Avantis Emerging Markets Value ETF
	Shares	Value
Nien Made Enterprise Co. Ltd.	38,000	$556,133
Niko Semiconductor Co. Ltd.	6,612	10,368
Novatek Microelectronics Corp.	118,000	1,993,028
O-Bank Co. Ltd.	348,000	112,027
Orient Semiconductor Electronics Ltd.	134,000	177,084
O-TA Precision Industry Co. Ltd.	14,000	39,371
Pacific Construction Co.	67,000	24,409
Pacific Hospital Supply Co. Ltd.	1,000	2,731
Pan-International Industrial Corp.	39,000	42,802
Pegatron Corp.	95,000	305,059
PharmaEngine, Inc.	9,000	24,650
Pou Chen Corp.	1,107,000	1,203,576
Powerchip Semiconductor Manufacturing Corp.(1)	401,000	271,116
Powertech Technology, Inc.	167,000	761,319
Poya International Co. Ltd.	3,090	48,570
President Securities Corp.	476,000	394,058
Primax Electronics Ltd.	78,000	219,158
Prince Housing & Development Corp.	83,000	29,604
Prosperity Dielectrics Co. Ltd.	19,000	28,970
Quanta Computer, Inc.	93,000	781,290
Quanta Storage, Inc.	55,000	171,564
Quintain Steel Co. Ltd.(1)	66,353	26,673
Radiant Opto-Electronics Corp.	103,000	636,213
Radium Life Tech Co. Ltd.(1)	372,000	125,090
Raydium Semiconductor Corp.	4,000	44,527
Realtek Semiconductor Corp.	41,000	686,672
Rechi Precision Co. Ltd.	102,000	80,543
Rexon Industrial Corp. Ltd.	41,000	49,063
Rich Development Co. Ltd.(1)	184,000	69,466
Richmond International Travel & Tours Co. Ltd.	7,000	25,297
Rodex Fasteners Corp.	11,000	14,451
Roo Hsing Co. Ltd.(1)	30,000	3,173
Run Long Construction Co. Ltd.	21,000	85,992
Sanyang Motor Co. Ltd.	223,000	532,207
Scientech Corp.	8,000	108,272
SDI Corp.	25,000	107,537
Sea & Land Integrated Corp.	3,400	2,854
Senao Networks, Inc.	3,000	15,095
Shanghai Commercial & Savings Bank Ltd.	91,000	114,599
Sharehope Medicine Co. Ltd.	19,656	19,035
ShenMao Technology, Inc.	28,000	58,854
Shih Her Technologies, Inc.	21,000	70,554
Shih Wei Navigation Co. Ltd.(1)	48,773	27,897
Shin Foong Specialty & Applied Materials Co. Ltd.(1)	3,000	5,877
Shin Kong Financial Holding Co. Ltd.(1)(2)	5,365,148	2,160,803
Shin Zu Shing Co. Ltd.	53,000	375,365
Shinkong Insurance Co. Ltd.	121,000	360,138
Sigurd Microelectronics Corp.	183,000	447,499
Simplo Technology Co. Ltd.	35,000	406,948
Sincere Navigation Corp.	77,000	67,158
Sinmag Equipment Corp.	6,000	29,048
Sino-American Silicon Products, Inc.	24,000	149,598
Sinon Corp.	156,000	216,143
SinoPac Financial Holdings Co. Ltd.	3,097,755	2,328,646

Avantis Emerging Markets Value ETF
	Shares	Value
Sinyi Realty, Inc.	1,000	$1,030
Sitronix Technology Corp.	13,000	95,348
Siward Crystal Technology Co. Ltd.	27,000	24,706
Softstar Entertainment, Inc.(1)	2,631	5,211
Soft-World International Corp.	36,000	147,592
Solteam, Inc.	6,399	12,619
Speed Tech Corp.	43,000	67,335
Sunonwealth Electric Machine Industry Co. Ltd.(2)	40,000	120,673
Sunrex Technology Corp.	17,000	31,714
Sunty Development Co. Ltd.	43,000	32,088
Supreme Electronics Co. Ltd.	178,487	419,218
Swancor Holding Co. Ltd.	12,000	42,339
Symtek Automation Asia Co. Ltd.	9,363	36,500
Syncmold Enterprise Corp.	39,000	136,121
Synnex Technology International Corp.	123,000	276,922
Syscom Computer Engineering Co.	13,000	22,950
T3EX Global Holdings Corp.	19,000	53,231
TA Chen Stainless Pipe(2)	395,000	450,759
TA-I Technology Co. Ltd.	4,000	6,482
Tai Tung Communication Co. Ltd.(1)	5,000	4,278
Taichung Commercial Bank Co. Ltd.	1,208,421	682,109
TaiDoc Technology Corp.	15,000	78,163
Taiflex Scientific Co. Ltd.(2)	34,517	74,110
Taimide Tech, Inc.	2,000	3,696
Tai-Saw Technology Co. Ltd.	19,000	16,105
Taishin Financial Holding Co. Ltd.	2,292,666	1,325,826
TAI-TECH Advanced Electronics Co. Ltd.	28,000	122,451
Taiwan Business Bank	2,589,530	1,279,296
Taiwan Cogeneration Corp.	3,610	5,025
Taiwan Fertilizer Co. Ltd.	70,000	131,029
Taiwan FU Hsing Industrial Co. Ltd.	54,000	92,266
Taiwan Hon Chuan Enterprise Co. Ltd.	141,000	709,466
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	35,000	44,289
Taiwan Line Tek Electronic	22,660	23,638
Taiwan Navigation Co. Ltd.	58,000	58,288
Taiwan Paiho Ltd.	76,000	146,107
Taiwan PCB Techvest Co. Ltd.	40,000	46,946
Taiwan Surface Mounting Technology Corp.	106,000	388,217
Taiwan Union Technology Corp.	62,000	340,277
TCC Group Holdings Co. Ltd.	52,000	53,567
Te Chang Construction Co. Ltd.	26,000	49,539
Teco Electric & Machinery Co. Ltd.	385,000	590,715
Test Research, Inc.	42,000	209,801
Thinking Electronic Industrial Co. Ltd.	14,000	75,389
Thye Ming Industrial Co. Ltd.	54,000	132,923
Ton Yi Industrial Corp.	112,000	58,121
Tong Yang Industry Co. Ltd.	151,000	452,545
Tong-Tai Machine & Tool Co. Ltd.	58,000	71,208
Topco Scientific Co. Ltd.	26,866	237,702
Topkey Corp.	30,000	211,893
TPK Holding Co. Ltd.(1)	78,000	110,496
Tripod Technology Corp.	71,000	459,450
Tsang Yow Industrial Co. Ltd.	20,000	17,967
Tsann Kuen Enterprise Co. Ltd.	28,331	29,356

Avantis Emerging Markets Value ETF
	Shares	Value
TSEC Corp.(2)	87,000	$66,709
TSRC Corp.	82,000	59,931
TTFB Co. Ltd.	3,300	21,039
TTY Biopharm Co. Ltd.	9,000	21,137
Tung Ho Steel Enterprise Corp.	169,000	412,873
Tung Thih Electronic Co. Ltd.	16,500	44,885
TXC Corp.	108,000	389,512
TYC Brother Industrial Co. Ltd.	136,000	286,281
UDE Corp.	43,000	122,918
U-Ming Marine Transport Corp.	93,000	159,311
Unic Technology Corp.	37,000	41,716
Unimicron Technology Corp.	105,000	538,823
Union Bank of Taiwan	349,520	168,770
Union Insurance Co. Ltd.(1)	26,000	27,955
Uni-President Enterprises Corp.	1,258,000	3,241,536
Unitech Printed Circuit Board Corp.	194,000	233,689
United Integrated Services Co. Ltd.	42,000	453,569
United Microelectronics Corp.	1,336,000	2,321,785
United Orthopedic Corp.	18,000	56,118
Universal Cement Corp.	101,796	98,358
USI Corp.	102,000	47,798
Utechzone Co. Ltd.	3,000	12,432
Ventec International Group Co. Ltd.	18,000	40,781
Viking Tech Corp.	11,000	18,087
Wah Lee Industrial Corp.	59,000	250,674
Walsin Technology Corp.	21,000	72,854
Walton Advanced Engineering, Inc.	108,000	61,294
Wan Hai Lines Ltd.	62,850	163,061
Wei Chuan Foods Corp.	7,000	4,036
Weikeng Industrial Co. Ltd.	165,000	179,035
Well Shin Technology Co. Ltd.	29,000	64,366
Wholetech System Hitech Ltd.	32,000	110,709
Winbond Electronics Corp.	501,173	377,022
Winstek Semiconductor Co. Ltd.	14,000	48,352
Wisdom Marine Lines Co. Ltd.	78,000	163,971
Wistron Corp.(2)	488,000	1,554,510
Wistron NeWeb Corp.	27,072	103,604
Wonderful Hi-Tech Co. Ltd.	21,000	26,052
Wowprime Corp.	19,790	138,018
WPG Holdings Ltd.	461,000	1,172,361
WT Microelectronics Co. Ltd.(2)	183,791	680,026
WUS Printed Circuit Co. Ltd.	50,000	76,428
WW Holding, Inc.(1)	12,000	44,279
Xxentria Technology Materials Corp.	16,350	32,220
Yang Ming Marine Transport Corp.	621,000	1,253,400
Yankey Engineering Co. Ltd.	7,822	83,351
YC INOX Co. Ltd.(1)	80,000	59,394
YCC Parts Manufacturing Co. Ltd.	11,000	20,283
Yem Chio Co. Ltd.	80,000	52,428
Yen Sun Technology Corp.	30,000	45,595
Yeong Guan Energy Technology Group Co. Ltd.(1)	9,000	11,914
YFY, Inc.	98,000	94,914
Yieh Phui Enterprise Co. Ltd.	274,380	129,914
Youngtek Electronics Corp.	16,000	35,925

Avantis Emerging Markets Value ETF
	Shares	Value
Yuanta Financial Holding Co. Ltd.	1,347,814	$1,345,241
Yuanta Futures Co. Ltd.	37,000	97,147
Yulon Finance Corp.(2)	79,916	359,398
Yulon Motor Co. Ltd.(2)	123,208	210,362
Yungshin Construction & Development Co. Ltd.	43,000	372,472
YungShin Global Holding Corp.	30,000	54,013
Zenitron Corp.	62,000	61,937
Zero One Technology Co. Ltd.	31,000	89,729
Zhen Ding Technology Holding Ltd.(2)	104,000	440,530
Zippy Technology Corp.	5,000	10,512
Zyxel Group Corp.	70,558	84,050
		110,477,476
Thailand — 1.9%
AAPICO Hitech PCL, NVDR	30,300	17,268
Advanced Info Service PCL, NVDR	123,800	902,963
AEON Thana Sinsap Thailand PCL, NVDR	20,400	77,096
Asia Plus Group Holdings PCL, NVDR	232,800	15,951
Bangchak Corp. PCL, NVDR	294,900	325,100
Bangchak Sriracha PCL, NVDR	108,600	22,925
Bangkok Chain Hospital PCL, NVDR	321,200	146,168
Banpu PCL, NVDR	1,398,000	224,874
BCPG PCL, NVDR	111,300	20,073
BEC World PCL, NVDR	155,100	17,967
BG Container Glass PCL, NVDR	15,900	2,936
Buriram Sugar PCL, NVDR	110,500	14,658
Cal-Comp Electronics Thailand PCL, NVDR	1,579,800	180,907
Central Pattana PCL, NVDR	254,800	446,867
Central Plaza Hotel PCL, NVDR	120,200	124,167
Central Retail Corp. PCL, NVDR	213,900	185,864
Charoen Pokphand Foods PCL, NVDR	458,600	332,329
Chularat Hospital PCL, NVDR	849,300	64,149
Com7 PCL, NVDR	247,400	179,070
Dynasty Ceramic PCL, NVDR	539,800	31,962
Ekachai Medical Care PCL, NVDR	173,904	34,922
Erawan Group PCL, NVDR	783,600	88,532
G J Steel PCL, NVDR(1)	1,904,100	10,653
GFPT PCL, NVDR	14,700	5,434
Gunkul Engineering PCL, NVDR	625,300	44,952
Home Product Center PCL, NVDR	770,200	205,417
Ichitan Group PCL, NVDR	113,700	51,019
Indorama Ventures PCL, NVDR	193,900	97,850
Interlink Communication PCL, NVDR	13,700	2,283
Italian-Thai Development PCL, NVDR(1)	1,011,600	18,247
Jaymart Group Holdings PCL, NVDR(1)	800	367
Karmarts PCL, NVDR	6,534	2,543
Kasikornbank PCL, NVDR	24,500	103,504
KCE Electronics PCL, NVDR	243,600	274,076
KGI Securities Thailand PCL, NVDR	243,600	30,086
Krung Thai Bank PCL, NVDR	585,200	315,882
Krungthai Card PCL, NVDR	181,800	223,728
Lanna Resources PCL, NVDR	65,200	33,277
Major Cineplex Group PCL, NVDR	136,500	57,602
MC Group PCL, NVDR	60,300	20,123
Mega Lifesciences PCL, NVDR	94,000	105,042

Avantis Emerging Markets Value ETF
	Shares	Value
Minor International PCL, NVDR	571,900	$455,320
MK Restaurants Group PCL, NVDR	50,900	40,257
Muangthai Capital PCL, NVDR	178,500	229,761
Ngern Tid Lor PCL, NVDR	170,904	83,055
Northeast Rubber PCL, NVDR	175,700	25,742
Origin Property PCL, NVDR	1,600	192
Plan B Media PCL, NVDR	251,400	60,846
Polyplex Thailand PCL, NVDR	14,300	5,863
Precious Shipping PCL, NVDR	3,600	905
Premier Marketing PCL, NVDR	13,600	3,194
Prima Marine PCL, NVDR	281,100	68,530
Pruksa Holding PCL, NVDR	156,800	41,681
PTG Energy PCL, NVDR	227,500	56,792
PTT Exploration & Production PCL, NVDR	186,100	778,353
PTT Global Chemical PCL, NVDR	55,800	41,113
PTT Oil & Retail Business PCL, NVDR	108,300	49,522
PTT PCL, NVDR	1,180,200	1,166,939
Regional Container Lines PCL, NVDR	116,700	80,929
Sabina PCL, NVDR	37,800	24,152
Samart Corp. PCL, NVDR(1)	131,800	24,622
Sappe PCL, NVDR	12,900	26,806
SC Asset Corp. PCL, NVDR	43,000	3,251
SCGJWD Logistics PCL, NVDR	300	94
Siam Global House PCL, NVDR	124,412	54,153
Somboon Advance Technology PCL, NVDR	37,100	13,263
SPCG PCL, NVDR	48,000	11,987
Sri Trang Agro-Industry PCL, NVDR	1,400	921
Srisawad Corp. PCL, NVDR	119,020	133,243
Srithai Superware PCL, NVDR	349,900	14,690
Srivichai Vejvivat PCL, NVDR	12,700	3,622
Star Petroleum Refining PCL, NVDR	40,000	8,393
Super Energy Corp. PCL, NVDR(1)	1,989,900	14,686
Susco PCL, NVDR	198,800	19,827
SVI PCL, NVDR	27,000	6,472
Thai Oil PCL, NVDR	241,100	377,709
Thai Union Group PCL, NVDR	603,800	279,660
Thaifoods Group PCL, NVDR	224,600	30,793
Thonburi Healthcare Group PCL, NVDR	200	177
Thoresen Thai Agencies PCL, NVDR	448,100	75,947
Tipco Asphalt PCL, NVDR	133,900	66,500
Tisco Financial Group PCL, NVDR	27,000	76,208
TPI Polene PCL, NVDR	446,400	15,822
TPI Polene Power PCL, NVDR	124,700	10,978
		9,541,803
Turkey — 1.0%
Akbank TAS	437,666	749,220
Albaraka Turk Katilim Bankasi AS(1)	497,503	87,203
Dogus Otomotiv Servis ve Ticaret AS	10,394	72,679
Dyo Boya Fabrikalari Sanayi ve Ticaret AS(1)	59,835	37,703
Haci Omer Sabanci Holding AS	177,817	459,193
Is Finansal Kiralama AS(1)	71,259	22,843
Is Yatirim Menkul Degerler AS	2,258	2,411
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	3,827	1,919
KOC Holding AS	90,333	493,913

Avantis Emerging Markets Value ETF
	Shares	Value
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	7,357	$13,478
NET Holding AS(1)	76,919	84,453
Pegasus Hava Tasimaciligi AS(1)	38,460	256,312
Sekerbank Turk AS	420,400	53,449
Selcuk Ecza Deposu Ticaret ve Sanayi AS	21,138	33,801
Tekfen Holding AS(1)	29,399	45,981
Turk Hava Yollari AO(1)	68,104	600,491
Turkcell Iletisim Hizmetleri AS, ADR	61,234	431,700
Turkiye Halk Bankasi AS(1)	6,422	2,941
Turkiye Is Bankasi AS, C Shares	984,394	382,120
Turkiye Petrol Rafinerileri AS	104,109	515,123
Turkiye Sigorta AS	197,800	73,093
Turkiye Sinai Kalkinma Bankasi AS(1)	96,034	32,523
Turkiye Vakiflar Bankasi TAO, D Shares(1)	332,526	184,668
Vakif Finansal Kiralama AS(1)	210,686	16,846
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	72	233
Vestel Beyaz Esya Sanayi ve Ticaret AS	29,397	15,018
Vestel Elektronik Sanayi ve Ticaret AS(1)	41,550	80,434
Yapi ve Kredi Bankasi AS	469,452	430,122
Zorlu Enerji Elektrik Uretim AS(1)	126,528	16,863
		5,196,733
TOTAL COMMON STOCKS (Cost $449,221,447)		505,464,883
RIGHTS — 0.0%
India — 0.0%
Orient Green Power Co. Ltd.(1) (Cost $—)	37,862	2,916
WARRANTS — 0.0%
Brazil — 0.0%
Marisa Lojas SA(1)	8,412	791
Malaysia — 0.0%
PESTECH International Bhd.(1)	1,700	32
Thailand — 0.0%
Better World Green PCL, NVDR(1)	3,267	4
Buriram Sugar PCL, NVDR(1)	8,450	112
Kiatnakin Phatra Bank PCL, NVDR(1)	2,417	87
Northeast Rubber PCL, NVDR(1)	29,283	696
TEAM Consulting Engineering & Management PCL, NVDR(1)	20	—
Thaifoods Group PCL, NVDR(1)	22,460	607
		1,506
TOTAL WARRANTS (Cost $—)		2,329
SHORT-TERM INVESTMENTS — 0.7%
Money Market Funds — 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class	478,335	478,335
State Street Navigator Securities Lending Government Money Market Portfolio(4)	2,878,601	2,878,601
TOTAL SHORT-TERM INVESTMENTS (Cost $3,356,936)		3,356,936
TOTAL INVESTMENT SECURITIES — 101.6% (Cost $452,578,383)		508,827,064
OTHER ASSETS AND LIABILITIES — (1.6)%		(8,196,288)
TOTAL NET ASSETS — 100.0%		$500,630,776

Avantis Emerging Markets Value ETF

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	27.1%
Consumer Discretionary	14.6%
Industrials	13.0%
Information Technology	11.4%
Materials	10.8%
Energy	6.2%
Consumer Staples	4.5%
Communication Services	4.1%
Real Estate	3.1%
Utilities	3.1%
Health Care	3.0%
Short-Term Investments	0.7%
Other Assets and Liabilities	(1.6)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $13,759,514. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Securities may be subject to resale, redemption or transferability restrictions.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $14,996,290, which includes securities collateral of $12,117,689.

See Notes to Financial Statements.

AUGUST 31, 2024

Avantis International Equity ETF
	Shares	Value
COMMON STOCKS — 99.6%
Australia — 6.7%
29Metals Ltd.(1)(2)	19,253	$4,845
Accent Group Ltd.(2)	323,963	462,566
Adairs Ltd.	150,300	189,420
Aeris Resources Ltd.(1)(2)	24,747	3,008
AGL Energy Ltd.	181,573	1,426,212
Alkane Resources Ltd.(1)	119,313	34,111
Alliance Aviation Services Ltd.(1)	8,660	16,943
ALS Ltd.	45,451	479,929
Amotiv Ltd.	36,630	259,861
AMP Ltd.	1,324,654	1,148,505
Ampol Ltd.	152,401	2,981,794
Ansell Ltd.	20,736	418,085
ANZ Group Holdings Ltd.	653,038	13,403,825
APA Group	669,799	3,432,457
ARB Corp. Ltd.	18,168	523,066
Aristocrat Leisure Ltd.	124,330	4,589,192
ARN Media Ltd.	24,887	9,352
ASX Ltd.	64,636	2,675,985
Atlas Arteria Ltd.	77,912	268,100
Aurelia Metals Ltd.(1)	280,731	29,245
Aurizon Holdings Ltd.	1,580,163	3,607,446
Aussie Broadband Ltd.(1)(2)	51,587	117,458
Austal Ltd.	265,186	420,237
Austin Engineering Ltd.	30,917	11,276
Australian Agricultural Co. Ltd.(1)(2)	49,709	47,241
Australian Clinical Labs Ltd.(2)	45,120	91,749
Australian Ethical Investment Ltd.	3,356	9,415
Australian Finance Group Ltd.	53,619	58,017
Baby Bunting Group Ltd.	15,373	17,081
Bank of Queensland Ltd.	408,228	1,745,781
Bapcor Ltd.	75,764	250,465
Beach Energy Ltd.	1,535,791	1,298,422
Bega Cheese Ltd.	93,796	323,453
Bendigo & Adelaide Bank Ltd.	584,504	4,759,255
BHP Group Ltd., ADR	449,625	24,787,826
BlueScope Steel Ltd.	344,908	4,805,238
Brambles Ltd.	605,475	7,463,859
Bravura Solutions Ltd.(1)	125,716	111,920
Breville Group Ltd.(2)	13,289	301,699
Brickworks Ltd.	13,720	244,666
Capricorn Metals Ltd.(1)	191,749	768,615
CAR Group Ltd.	31,523	809,035
Cedar Woods Properties Ltd.	11,527	43,693
Cettire Ltd.(1)(2)	125,990	89,432
Challenger Ltd.	851,029	3,944,297
Champion Iron Ltd.	132,825	560,026
Cleanaway Waste Management Ltd.	262,221	509,011
Coast Entertainment Holdings Ltd.(1)(2)	180,016	64,586
Cochlear Ltd.	11,573	2,349,591
Codan Ltd.	24,744	259,104
Coles Group Ltd.	391,141	4,965,911

Avantis International Equity ETF
	Shares	Value
Collins Foods Ltd.	34,268	$178,426
Commonwealth Bank of Australia	221,914	20,900,365
Computershare Ltd.	114,916	2,209,294
Cooper Energy Ltd.(1)	652,226	86,298
Core Lithium Ltd.(1)(2)	519,170	32,952
Coronado Global Resources, Inc.	264,914	211,774
Credit Corp. Group Ltd.(2)	17,008	173,273
CSL Ltd.	32,171	6,681,095
Data#3 Ltd.	46,556	242,947
Deep Yellow Ltd.(1)	200,673	148,020
Deterra Royalties Ltd.	158,157	392,971
Dicker Data Ltd.	4,248	26,193
Domino's Pizza Enterprises Ltd.	7,292	147,998
Downer EDI Ltd.	107,903	407,372
Eagers Automotive Ltd.	18,115	127,813
Elders Ltd.	115,884	720,770
Emeco Holdings Ltd.(2)	118,990	64,560
Emerald Resources NL(1)	163,679	439,651
Endeavour Group Ltd.	1,082,909	3,904,650
Evolution Mining Ltd.	1,303,349	3,697,308
EVT Ltd.(2)	67,453	491,966
FleetPartners Group Ltd.(1)	87,535	188,919
Flight Centre Travel Group Ltd.(2)	37,596	531,965
Fortescue Ltd.	553,857	6,823,231
G8 Education Ltd.	154,433	133,031
Genesis Minerals Ltd.(1)	133,651	203,182
Gold Road Resources Ltd.	479,578	522,304
GrainCorp Ltd., A Shares	254,234	1,504,680
Grange Resources Ltd.(2)	240,025	44,649
GWA Group Ltd.	15,303	24,885
Hansen Technologies Ltd.	39,161	113,884
Harvey Norman Holdings Ltd.(2)	418,749	1,296,611
Helia Group Ltd.	183,937	509,019
Humm Group Ltd.	16,752	7,784
IDP Education Ltd.	21,939	239,812
IGO Ltd.	178,563	666,997
Iluka Resources Ltd.	705,378	2,922,084
Imdex Ltd.	14,697	22,394
Incitec Pivot Ltd.	379,093	774,838
Infomedia Ltd.	77,563	91,996
Inghams Group Ltd.(2)	340,039	715,342
Insignia Financial Ltd.	21,881	34,151
Insurance Australia Group Ltd.	311,291	1,590,803
IPH Ltd.	1,925	8,027
James Hardie Industries PLC(1)	164,532	6,137,545
JB Hi-Fi Ltd.	90,644	4,875,635
Johns Lyng Group Ltd.	61,301	154,966
Judo Capital Holdings Ltd.(1)	155,512	172,559
Jumbo Interactive Ltd.	41,213	385,263
Jupiter Mines Ltd.	435,624	54,571
Karoon Energy Ltd.(1)(2)	870,836	1,017,276
Kogan.com Ltd.	20,584	65,556
Lendlease Corp. Ltd.	193,182	879,721
Leo Lithium Ltd.(1)(2)	415,008	35,463

Avantis International Equity ETF
	Shares	Value
Lifestyle Communities Ltd.	1,187	$6,171
Lindsay Australia Ltd.(2)	65,141	38,743
Lovisa Holdings Ltd.(2)	40,178	844,523
Lynas Rare Earths Ltd.(1)	100,235	473,705
Maas Group Holdings Ltd.	34,919	108,407
Macmahon Holdings Ltd.	38,005	8,609
Macquarie Group Ltd.	39,417	5,737,274
Magellan Financial Group Ltd.	91,989	592,084
Mayne Pharma Group Ltd.(1)	33,160	117,676
McMillan Shakespeare Ltd.	45,113	483,050
Medibank Pvt Ltd.	1,581,564	4,128,964
Mesoblast Ltd.(1)(2)	540,905	377,322
Metals X Ltd.(1)	355,632	99,574
Metcash Ltd.	1,800,906	4,360,763
Mineral Resources Ltd.	88,972	2,401,485
Monadelphous Group Ltd.	44,378	385,872
Mount Gibson Iron Ltd.(1)	191,102	39,308
Myer Holdings Ltd.(2)	618,982	350,587
MyState Ltd.	528	1,369
National Australia Bank Ltd.	575,275	14,826,058
Netwealth Group Ltd.	16,845	255,768
Neuren Pharmaceuticals Ltd.(1)	31,339	330,069
New Hope Corp. Ltd.	743,926	2,250,907
NEXTDC Ltd.(1)	63,689	730,403
nib holdings Ltd.	212,389	898,620
Nick Scali Ltd.	60,214	628,227
Nickel Industries Ltd.	164,137	92,542
Nine Entertainment Co. Holdings Ltd.	274,747	245,726
Northern Star Resources Ltd.	543,744	5,551,993
NRW Holdings Ltd.	420,119	1,010,408
Nufarm Ltd.	201,724	539,640
Nuix Ltd.(1)	36,586	118,105
OFX Group Ltd.(1)	51,542	72,143
Omni Bridgeway Ltd.(1)(2)	49,909	29,944
oOh!media Ltd.	132,045	112,297
Orica Ltd.	367,842	4,412,300
Origin Energy Ltd.	633,805	4,273,216
Orora Ltd.	294,768	498,557
Pacific Current Group Ltd.	6,132	47,352
Pantoro Ltd.(1)	583,511	48,975
Peet Ltd.(2)	34,647	29,384
Perenti Ltd.	409,400	287,065
Perpetual Ltd.	160	2,122
Perseus Mining Ltd.	882,517	1,559,039
PEXA Group Ltd.(1)	12,251	110,451
Pilbara Minerals Ltd.	567,712	1,136,603
Platinum Asset Management Ltd.	224,982	151,235
Premier Investments Ltd.	47,246	1,125,771
Pro Medicus Ltd.	8,663	886,479
PWR Holdings Ltd.	17,807	110,343
Qantas Airways Ltd.(1)	157,765	713,775
QBE Insurance Group Ltd.	387,652	4,133,914
Qube Holdings Ltd.	276,225	717,959
Ramelius Resources Ltd.	828,153	1,226,413

Avantis International Equity ETF
	Shares	Value
Ramsay Health Care Ltd.	17,388	$488,112
REA Group Ltd.	6,697	991,964
Red 5 Ltd.(1)	3,972,481	909,897
Reece Ltd.	10,069	185,872
Regis Healthcare Ltd.	11,890	41,263
Regis Resources Ltd.(1)	1,862,376	2,336,035
Reliance Worldwide Corp. Ltd.	230,790	834,702
Resolute Mining Ltd.(1)	1,265,913	572,797
Ridley Corp. Ltd.	100,497	151,377
Rio Tinto Ltd.	76,525	5,729,160
Sandfire Resources Ltd.(1)	623,144	3,600,801
Santos Ltd.	1,568,632	7,647,667
SEEK Ltd.	25,629	399,073
Select Harvests Ltd.(1)(2)	3,615	9,971
Servcorp Ltd.	9,050	29,532
Service Stream Ltd.	43,309	43,068
Seven Group Holdings Ltd.	19,538	542,755
Seven West Media Ltd.(1)	326,689	39,937
Sigma Healthcare Ltd.(2)	629,369	536,011
Sims Ltd.(2)	57,483	425,006
SiteMinder Ltd.(1)	63,659	211,372
SmartGroup Corp. Ltd.	27,872	150,830
Sonic Healthcare Ltd.	186,806	3,495,506
South32 Ltd.	1,970,867	4,150,442
Southern Cross Media Group Ltd.	67,219	24,780
SRG Global Ltd.	33,594	24,888
Star Entertainment Group Ltd.(1)	1,693,937	515,944
Steadfast Group Ltd.	25,669	112,262
Suncorp Group Ltd.	413,866	4,942,641
Super Retail Group Ltd.	231,835	2,798,621
Superloop Ltd.(1)(2)	57,842	69,005
Syrah Resources Ltd.(1)(2)	97,373	14,827
Technology One Ltd.	182,762	2,832,828
Telix Pharmaceuticals Ltd.(1)	16,754	210,058
Telstra Group Ltd.	1,350,592	3,587,332
Temple & Webster Group Ltd.(1)	17,541	138,603
Terracom Ltd.	303,171	38,799
Transurban Group	372,361	3,403,119
Treasury Wine Estates Ltd.	463,755	3,577,761
Ventia Services Group Pty. Ltd.	210,299	601,314
Viva Energy Group Ltd.	448,907	871,742
Vulcan Energy Resources Ltd.(1)(2)	43,091	114,139
Washington H Soul Pattinson & Co. Ltd.	110,105	2,567,527
Webjet Ltd.(1)(2)	90,217	478,416
Wesfarmers Ltd.	236,547	11,604,184
West African Resources Ltd.(1)	1,547,693	1,478,718
Westgold Resources Ltd.	214,951	438,811
Westgold Resources Ltd. (Toronto)(1)	131,374	263,206
Westpac Banking Corp.	666,946	14,061,315
Whitehaven Coal Ltd.	822,173	3,705,923
WiseTech Global Ltd.	13,707	1,104,498
Woodside Energy Group Ltd.	134,924	2,471,706
Woodside Energy Group Ltd., ADR	59,682	1,093,971
Woolworths Group Ltd.	274,593	6,624,023

Avantis International Equity ETF
	Shares	Value
Worley Ltd.	45,822	$470,665
Xero Ltd.(1)	10,451	1,013,626
Yancoal Australia Ltd.(2)	117,918	431,213
Zip Co. Ltd.(1)	832,521	1,350,314
		347,506,363
Austria — 0.3%
ANDRITZ AG	6,002	395,689
AT&S Austria Technologie & Systemtechnik AG(1)	11,900	236,442
BAWAG Group AG(1)	12,722	973,436
CA Immobilien Anlagen AG	371	13,022
DO & Co. AG(1)	3,135	523,457
Erste Group Bank AG	69,754	3,817,968
Eurotelesites AG(1)	2,655	11,960
EVN AG	15,451	538,968
FACC AG(1)	162	1,301
Immofinanz AG(1)	10,076	351,443
Lenzing AG(1)	32	1,087
Oesterreichische Post AG	7,004	228,491
OMV AG	29,000	1,264,861
POLYTEC Holding AG(1)	1,454	5,069
Porr AG	4,004	60,128
Raiffeisen Bank International AG	25,754	511,206
Semperit AG Holding	3,502	49,714
Telekom Austria AG	23,245	228,661
UNIQA Insurance Group AG	22,170	190,249
Verbund AG	38,280	3,253,885
Vienna Insurance Group AG Wiener Versicherung Gruppe	6,986	240,012
voestalpine AG	31,780	775,439
Wienerberger AG	9,946	328,157
		14,000,645
Belgium — 0.9%
Ackermans & van Haaren NV	17,068	3,395,679
Ageas SA	86,678	4,455,491
AGFA-Gevaert NV(1)	9,590	11,959
Anheuser-Busch InBev SA, ADR	104,950	6,448,128
Argenx SE, ADR(1)	4,374	2,262,758
Bekaert SA	23,556	974,020
bpost SA	58,448	165,428
Cie d'Entreprises CFE	1,442	11,469
Colruyt Group NV	18,512	954,501
Deceuninck NV	10,650	27,739
Deme Group NV	3,132	560,534
D'ieteren Group	6,571	1,595,202
Elia Group SA	5,574	611,102
EVS Broadcast Equipment SA	760	25,369
Fagron	43,983	930,777
Galapagos NV, ADR(1)(2)	20,499	596,931
Gimv NV	6,351	278,105
Greenyard NV	1,670	11,765
Immobel SA	61	1,647
Ion Beam Applications	886	11,832
KBC Ancora	21,043	1,055,537
KBC Group NV	69,710	5,428,111
Kinepolis Group NV	6,191	278,534

Avantis International Equity ETF
	Shares	Value
Lotus Bakeries NV	86	$1,081,886
Melexis NV	5,971	540,082
Nyxoah SA(1)	4,526	36,599
Proximus SADP	103,180	776,652
Recticel SA	9,386	129,773
Solvay SA(2)	69,615	2,435,415
Syensqo SA	35,007	2,882,590
Tessenderlo Group SA(2)	6,810	186,407
UCB SA	43,744	7,922,600
Umicore SA	120,870	1,517,352
VGP NV	4,053	415,940
		48,017,914
Canada — 10.3%
5N Plus, Inc.(1)	16,500	85,093
ADENTRA, Inc.	7,800	236,781
Advantage Energy Ltd.(1)	150,041	1,082,179
Aecon Group, Inc.	53,151	729,636
Africa Oil Corp.	120,000	183,430
Ag Growth International, Inc.	4,704	195,888
AGF Management Ltd., Class B	16,000	94,980
Agnico Eagle Mines Limited/Mines Agnico Eagle Limitee	175,295	14,282,188
Aimia, Inc.(1)(2)	5,405	10,628
Air Canada(1)	16,298	186,726
Alamos Gold, Inc., Class A	139,314	2,685,696
Alaris Equity Partners Income	1,756	21,695
Algoma Steel Group, Inc.	18,000	191,133
Algonquin Power & Utilities Corp.	201,026	1,090,417
Alimentation Couche-Tard, Inc.	152,814	8,723,319
AltaGas Ltd.	38,408	983,819
Altius Minerals Corp.	9,761	176,004
Amerigo Resources Ltd.	28,300	34,439
Andlauer Healthcare Group, Inc.	4,117	120,670
ARC Resources Ltd.	350,138	6,479,755
Aris Mining Corp.(1)	34,168	154,912
Aritzia, Inc.(1)	60,392	2,065,871
Atco Ltd., Class I	27,506	928,058
Athabasca Oil Corp.(1)	699,432	2,812,987
AtkinsRealis Group, Inc.	16,600	650,130
Atrium Mortgage Investment Corp.	4,535	38,867
ATS Corp.(1)	34	913
AutoCanada, Inc.(1)(2)	6,900	76,084
B2Gold Corp.	1,538,163	4,325,780
Badger Infrastructure Solution	17,820	475,764
Ballard Power Systems, Inc.(1)(2)	38,300	70,765
Bank of Montreal	142,391	11,908,797
Bank of Nova Scotia	219,813	10,972,300
Barrick Gold Corp.	404,484	8,166,816
Bausch Health Cos., Inc.(1)	23,716	140,608
Baytex Energy Corp.	535,248	1,906,423
BCE, Inc.	3,817	133,715
Birchcliff Energy Ltd.	833,376	3,642,329
Bird Construction, Inc.	38,684	658,201
Bitfarms Ltd.(1)(2)	63,400	136,901
Bombardier, Inc., Class B(1)	11,863	814,781

Avantis International Equity ETF
	Shares	Value
Bonterra Energy Corp.(1)	4,200	$13,650
Boralex, Inc., A Shares	51,176	1,225,429
Boyd Group Services, Inc.	7,200	1,199,742
Brookfield Asset Management Ltd., Class A	45,741	1,864,735
Brookfield Business Corp., Class A	1,000	23,226
Brookfield Corp.	54,298	2,731,721
Brookfield Infrastructure Corp., A Shares	19,396	789,426
Brookfield Reinsurance Ltd.(1)	3,000	151,553
Brookfield Renewable Corp., Class A	2,200	62,752
BRP, Inc.	861	62,445
CAE, Inc.(1)	40,472	724,060
Calibre Mining Corp.(1)	340,500	576,069
Cameco Corp.	38,646	1,576,925
Canacol Energy Ltd.(2)	2,500	6,864
Canada Goose Holdings, Inc.(1)(2)	24,800	290,022
Canadian Imperial Bank of Commerce	193,278	11,295,644
Canadian National Railway Co.	116,587	13,737,135
Canadian Natural Resources Ltd.	568,872	20,591,085
Canadian Pacific Kansas City Ltd.	84,721	7,032,789
Canadian Tire Corp. Ltd., Class A	7,596	865,989
Canadian Utilities Ltd., A Shares	48,184	1,215,639
Canadian Western Bank	61,235	2,338,712
Canfor Corp.(1)	18,575	200,546
Capital Power Corp.	70,546	2,353,017
Capstone Copper Corp.(1)	245,876	1,764,272
Cardinal Energy Ltd.	52,098	264,810
Cargojet, Inc.	5,724	568,174
Cascades, Inc.	13,743	94,533
CCL Industries, Inc., Class B	9,516	544,064
Celestica, Inc. (Toronto)(1)	140,381	7,147,957
Cenovus Energy, Inc.	454,783	8,433,219
Centerra Gold, Inc.	548,885	3,889,624
CES Energy Solutions Corp.	118,074	700,918
CGI, Inc.(1)	21,239	2,392,845
China Gold International Resources Corp. Ltd.(1)	43,700	206,559
Chorus Aviation, Inc.(1)	37,746	75,063
CI Financial Corp.	30,310	392,243
Cogeco Communications, Inc.	4,400	210,817
Colliers International Group, Inc.	6,900	995,589
Computer Modelling Group Ltd.	22,500	212,704
Constellation Software, Inc.	1,886	6,158,648
Crew Energy, Inc.(1)	64,120	331,151
Culico Metals, Inc.(1)	15,615	1,101
Definity Financial Corp.	16,000	593,626
Descartes Systems Group, Inc.(1)	13,200	1,331,019
Dollarama, Inc.	76,668	7,765,504
Doman Building Materials Group Ltd.	31,100	163,848
Dorel Industries, Inc., Class B(1)(2)	8,000	39,001
DREAM Unlimited Corp., Class A	6,522	127,764
Dundee Precious Metals, Inc.	96,484	940,033
Eldorado Gold Corp.(1)	148,972	2,572,314
Element Fleet Management Corp.	295,893	6,136,764
Emera, Inc.	71,588	2,695,871
Empire Co. Ltd., Class A	61,535	1,715,939

Avantis International Equity ETF
	Shares	Value
Enbridge, Inc.	183,060	$7,365,053
Endeavour Silver Corp.(1)(2)	153,000	470,018
Enerflex Ltd.	47,046	276,484
Enghouse Systems Ltd.	10,135	221,027
Ensign Energy Services, Inc.(1)	42,500	79,787
EQB, Inc.	15,000	1,061,626
Equinox Gold Corp.(1)	175,016	998,681
Evertz Technologies Ltd.	1,636	16,206
Exchange Income Corp.	8,500	311,516
Extendicare, Inc.	9,600	61,690
Fairfax Financial Holdings Ltd.	3,712	4,481,338
Fiera Capital Corp.	10,053	56,320
Finning International, Inc.	66,079	1,961,310
Firm Capital Mortgage Investment Corp.	3,335	28,013
First Majestic Silver Corp.	75,800	424,658
First National Financial Corp.	4,586	127,101
First Quantum Minerals Ltd.(1)	323,574	4,074,538
FirstService Corp. (Toronto)	2,900	522,760
Fission Uranium Corp.(1)	203,600	145,035
Fortis, Inc.	83,747	3,685,079
Fortuna Mining Corp.(1)	348,868	1,607,591
Franco-Nevada Corp.	6,292	768,309
Freehold Royalties Ltd.	77,790	793,687
Frontera Energy Corp.	24,368	137,422
Galiano Gold, Inc.(1)	30,535	44,410
Gear Energy Ltd.	36,500	18,146
George Weston Ltd.	13,412	2,181,409
GFL Environmental, Inc.	9,377	406,349
Gibson Energy, Inc.	82,315	1,358,428
Gildan Activewear, Inc.	103,050	4,696,569
goeasy Ltd.	10,835	1,524,932
GoGold Resources, Inc.(1)	64,100	56,601
Great-West Lifeco, Inc.	75,953	2,496,730
Headwater Exploration, Inc.	158,418	805,226
Heroux-Devtek, Inc.(1)	4,400	102,356
High Liner Foods, Inc.	5,446	54,151
Hudbay Minerals, Inc.	237,949	1,942,225
Hydro One Ltd.	76,199	2,590,195
i-80 Gold Corp.(1)(2)	400	419
iA Financial Corp., Inc.	51,746	3,977,183
IAMGOLD Corp.(1)	420,382	2,077,501
IGM Financial, Inc.	4,421	130,171
Imperial Oil Ltd.	43,466	3,273,698
Innergex Renewable Energy, Inc.	63,000	425,407
InPlay Oil Corp.	9,700	15,547
Intact Financial Corp.	12,242	2,303,965
Interfor Corp.(1)	282,399	3,499,472
International Petroleum Corp.(1)	44,388	673,569
Ivanhoe Mines Ltd., Class A(1)(2)	17,544	233,937
K92 Mining, Inc.(1)	103,800	568,430
K-Bro Linen, Inc.	300	8,335
Kelt Exploration Ltd.(1)	104,060	481,827
Keyera Corp.	100,617	3,014,068
Kinross Gold Corp.	822,616	7,434,766

Avantis International Equity ETF
	Shares	Value
Kiwetinohk Energy Corp.(1)(2)	1,700	$18,417
Knight Therapeutics, Inc.(1)	20,346	82,885
Labrador Iron Ore Royalty Corp.	12,624	284,301
Lassonde Industries, Inc., Class A	300	38,520
Laurentian Bank of Canada	31,504	603,360
Lightspeed Commerce, Inc.(1)	2,200	28,372
Linamar Corp.	18,964	889,344
Lithium Americas Argentina Corp.(1)(2)	18,200	47,943
Loblaw Cos. Ltd.	27,822	3,631,012
Logan Energy Corp.(1)(2)	56	35
Lumine Group, Inc.(1)	5,658	136,449
Lundin Gold, Inc.	21,599	433,855
Lundin Mining Corp.	373,437	3,873,891
Magna International, Inc.	183,407	7,708,361
Major Drilling Group International, Inc.(1)	6,258	43,929
Manulife Financial Corp.	555,206	15,329,808
Martinrea International, Inc.	53,740	464,166
Mattr Corp.(1)	34,800	403,609
MCAN Mortgage Corp.	4,620	60,062
MEG Energy Corp.(1)	235,425	4,688,760
Methanex Corp.	27,980	1,306,972
Metro, Inc.	87,228	5,479,704
MTY Food Group, Inc.	5,461	174,368
Mullen Group Ltd.	111,391	1,178,671
National Bank of Canada	126,580	11,598,979
Neo Performance Materials, Inc.	1,300	8,007
New Gold, Inc.(1)	737,979	1,861,855
North American Construction Group Ltd.	11,135	219,618
North West Co., Inc.	17,240	584,368
Northland Power, Inc.	167,279	2,560,729
Novagold Resources, Inc.(1)	37,504	159,392
Nutrien Ltd.	137,333	6,651,375
NuVista Energy Ltd.(1)	137,504	1,302,954
Obsidian Energy Ltd.(1)	51,250	352,150
OceanaGold Corp.	567,443	1,477,924
Onex Corp.	17,483	1,235,285
Open Text Corp.	91,539	2,912,620
Orla Mining Ltd.(1)	17,100	72,072
Osisko Gold Royalties Ltd.	38,823	670,649
Osisko Mining, Inc.(1)	74,400	265,547
Pan American Silver Corp.	378,049	7,635,880
Paramount Resources Ltd., A Shares	19,631	403,938
Parex Resources, Inc.	204,076	2,048,862
Parkland Corp.	55,630	1,505,455
Pason Systems, Inc.	35,435	376,266
Pembina Pipeline Corp.	117,934	4,750,964
Pet Valu Holdings Ltd.	13,900	251,461
PetroTal Corp.	1,000	519
Peyto Exploration & Development Corp.	201,159	2,174,813
PHX Energy Services Corp.	3,700	27,153
Pine Cliff Energy Ltd.	77,100	55,494
Pizza Pizza Royalty Corp.	9,100	85,892
Polaris Renewable Energy, Inc.	5,700	51,263
Power Corp. of Canada	57,059	1,751,590

Avantis International Equity ETF
	Shares	Value
PrairieSky Royalty Ltd.	30,537	$632,652
Precision Drilling Corp.(1)	9,289	671,973
Premium Brands Holdings Corp.	11,700	759,222
Primo Water Corp.	14,235	314,984
Propel Holdings, Inc.(2)	4,500	100,608
Quebecor, Inc., Class B	22,474	558,160
Quipt Home Medical Corp.(1)	2,400	6,874
RB Global, Inc.	41,406	3,567,125
Real Matters, Inc.(1)	18,488	104,948
Restaurant Brands International, Inc.	36,828	2,558,680
Richelieu Hardware Ltd.	6,412	187,176
Rogers Communications, Inc., Class B	63,754	2,584,411
Rogers Sugar, Inc.	8,200	33,283
Royal Bank of Canada	164,719	19,920,530
Russel Metals, Inc.	42,463	1,185,996
Sandstorm Gold Ltd.	127,271	744,181
Saputo, Inc.	62,162	1,382,403
Secure Energy Services, Inc.	195,273	1,798,195
Shopify, Inc., Class A(1)	68,082	5,042,307
Sienna Senior Living, Inc.	38,200	439,924
Silvercorp Metals, Inc.	85,055	323,773
SilverCrest Metals, Inc.(1)	81,176	673,430
Sleep Country Canada Holdings, Inc.	18,486	477,496
Softchoice Corp.	5,200	79,139
Spartan Delta Corp.(1)(2)	53,028	155,427
Spin Master Corp., VTG Shares	8,300	198,870
SSR Mining, Inc.	59,553	310,216
Stantec, Inc.	23,084	1,890,536
Stelco Holdings, Inc.	10,700	520,053
Stella-Jones, Inc.	23	1,584
STEP Energy Services Ltd.(1)(2)	400	1,270
StorageVault Canada, Inc.	20,100	72,188
Sun Life Financial, Inc.	136,090	7,418,225
Suncor Energy, Inc.	422,032	17,117,404
Superior Plus Corp.	15,600	89,480
Surge Energy, Inc.	36,800	178,313
Tamarack Valley Energy Ltd.	345,200	1,014,352
Taseko Mines Ltd.(1)	140,284	319,573
TC Energy Corp.	218,878	10,137,918
Teck Resources Ltd., Class B	202,702	9,706,051
TELUS Corp.	94,919	1,533,326
TELUS Corp.	11,936	192,815
TFI International, Inc.	19,853	2,938,212
Thomson Reuters Corp.	10,054	1,722,008
Tidewater Midstream & Infrastructure Ltd.	51,030	12,496
Timbercreek Financial Corp.	28,046	164,407
TMX Group Ltd.	13,182	420,505
Topaz Energy Corp.	39,000	772,678
Torex Gold Resources, Inc.(1)	50,616	976,527
Toromont Industries Ltd.	32,121	2,876,148
Toronto-Dominion Bank	227,231	13,615,481
Total Energy Services, Inc.	4,100	29,024
Tourmaline Oil Corp.	134,597	6,134,343
TransAlta Corp.	80,518	709,197

Avantis International Equity ETF
	Shares	Value
Transcontinental, Inc., Class A	20,427	$254,494
Trican Well Service Ltd.	155,419	583,549
Veren, Inc.	510,918	3,696,398
Vermilion Energy, Inc.	164,296	1,690,933
Wajax Corp.	5,600	105,962
Wesdome Gold Mines Ltd.(1)	19,139	183,061
West Fraser Timber Co. Ltd.	82,185	7,272,334
Western Forest Products, Inc.(1)	69,042	22,286
Westshore Terminals Investment Corp.	19,710	349,695
Wheaton Precious Metals Corp.	28,508	1,761,905
Whitecap Resources, Inc.	546,921	4,163,848
WildBrain Ltd.(1)	200	191
Winpak Ltd.	5,100	172,643
WSP Global, Inc.	8,560	1,426,995
		540,162,157
Denmark — 3.2%
ALK-Abello AS(1)	11,967	318,314
Alm Brand AS	1,755,018	3,173,703
Ambu AS, Class B(1)	44,895	851,975
AP Moller - Maersk AS, A Shares	1,314	1,911,138
AP Moller - Maersk AS, B Shares	2,907	4,346,802
Bang & Olufsen AS(1)	17,969	22,947
Bavarian Nordic AS(1)	9,887	388,977
Carlsberg AS, B Shares	6,029	708,271
cBrain AS	1,716	51,048
Chemometec AS	7,909	439,091
Coloplast AS, B Shares	11,706	1,593,841
D/S Norden AS	72,264	2,993,400
Danske Andelskassers Bank AS	9,479	16,838
Danske Bank AS	220,647	6,886,889
Demant AS(1)	12,205	516,056
Dfds AS	26,463	722,009
DSV AS	21,374	3,819,668
FLSmidth & Co. AS	24	1,224
Genmab AS, ADR(1)	122,781	3,413,312
GN Store Nord AS(1)	6,127	139,505
H Lundbeck AS	47,040	334,234
H Lundbeck AS, A Shares	11,760	71,934
H&H International AS, B Shares(1)	3,883	55,135
ISS AS	10,996	202,989
Jyske Bank AS	39,097	3,139,885
Nilfisk Holding AS(1)	5,872	114,932
NKT AS(1)	55,157	5,258,399
NNIT AS(1)	133	2,125
Novo Nordisk AS, ADR	652,675	90,826,253
Novonesis (Novozymes) B, B Shares	101,363	7,037,370
NTG Nordic Transport Group AS(1)	363	14,755
Orsted AS(1)	56,465	3,263,138
Pandora AS	41,932	7,344,527
Per Aarsleff Holding AS	11,697	696,675
Ringkjoebing Landbobank AS	8,943	1,465,901
Rockwool AS, B Shares	868	376,624
Royal Unibrew AS(1)	11,312	938,674
Schouw & Co. AS	1,181	101,485

Avantis International Equity ETF
	Shares	Value
Solar AS, B Shares	1,765	$87,494
Spar Nord Bank AS	46,099	887,620
Sparekassen Sjaelland-Fyn AS	2,040	64,827
Svitzer Group AS(1)	9,726	373,056
Sydbank AS	23,401	1,184,616
TORM PLC, Class A	35,825	1,311,011
Trifork Group AG(1)	60	849
Tryg AS	44,044	982,344
Vestas Wind Systems AS(1)	275,894	6,303,616
Zealand Pharma AS(1)	14,006	1,845,272
		166,600,748
Finland — 1.0%
Aktia Bank OYJ	8,317	85,421
Alandsbanken Abp, B Shares	152	5,839
Anora Group OYJ	14,250	67,633
Atria OYJ	267	2,981
CapMan OYJ, B Shares	4,376	8,927
Cargotec OYJ, B Shares	15,995	842,741
Citycon OYJ(1)	28,803	129,529
Elisa OYJ	37,093	1,857,477
Finnair OYJ(1)(2)	1,767	4,751
Fortum OYJ	83,283	1,327,950
Harvia OYJ	9,596	456,255
Huhtamaki OYJ	54,334	2,228,388
Kalmar OYJ, B Shares(1)	14,920	426,250
Kemira OYJ	54,538	1,335,190
Kesko OYJ, B Shares	206,169	4,176,994
Kojamo OYJ(1)	79,702	834,653
Kone OYJ, B Shares	71,353	3,848,674
Konecranes OYJ	16,983	1,194,117
Mandatum OYJ	65,348	309,367
Marimekko OYJ	12,693	175,537
Metsa Board OYJ, Class B(2)	68,781	475,959
Metso OYJ	65,091	660,413
Neste OYJ	94,922	2,214,931
Nokia OYJ, ADR	982,705	4,382,864
Nokian Renkaat OYJ	110,341	1,045,973
Nordea Bank Abp	515,628	6,089,016
Oma Saastopankki OYJ	1,110	17,031
Orion OYJ, Class B	64,298	3,406,205
Outokumpu OYJ(2)	273,387	1,015,105
Puuilo OYJ	46,611	530,273
QT Group OYJ(1)(2)	6,098	641,062
Revenio Group OYJ	1,843	68,553
Sampo OYJ, A Shares	87,240	3,889,273
Sanoma OYJ	5,288	39,322
Stora Enso OYJ, R Shares	294,108	3,799,179
Taaleri PLC	2,859	26,667
Talenom OYJ	1,730	9,290
TietoEVRY OYJ	759	15,930
Tokmanni Group Corp.	31,759	383,355
UPM-Kymmene OYJ	111,956	3,773,681
Valmet OYJ(2)	29,073	833,997
Wartsila OYJ Abp	58,270	1,285,176

Avantis International Equity ETF
	Shares	Value
YIT OYJ(2)	63,740	$183,555
		54,105,484
France — 8.8%
ABC arbitrage	4,354	20,889
Accor SA	21,303	898,237
Aeroports de Paris SA	14,720	1,927,456
Air France-KLM(1)(2)	12,469	112,956
Air Liquide SA	82,291	15,359,449
Airbus SE	98,188	15,083,093
AKWEL SADIR(2)	1,186	13,298
Alstom SA(1)	33,296	678,886
Alten SA	25,643	2,877,684
Amundi SA	11,064	830,862
Aperam SA	24,876	701,409
ArcelorMittal SA, NY Shares	242,517	5,728,252
Arkema SA	40,100	3,720,387
AXA SA	432,837	16,473,388
Ayvens SA	45,594	315,245
Beneteau SACA	28,202	279,429
BioMerieux	36,790	4,257,555
BNP Paribas SA	242,232	16,754,595
Bollore SE	106,738	703,310
Bonduelle SCA(2)	2,380	17,560
Bouygues SA	118,055	4,221,120
Bureau Veritas SA	107,276	3,531,616
Caisse Regionale de Credit Agricole Mutuel Brie Picardie	218	4,212
Caisse Regionale de Credit Agricole Mutuel Nord de France	123	1,703
Capgemini SE	18,624	3,858,215
Carrefour SA	283,801	4,572,110
Catana Group(2)	3,830	21,917
Cellectis SA, ADR(1)	48	115
Cie de Saint-Gobain SA	208,343	18,206,225
Cie des Alpes	15,747	243,215
Cie Generale des Etablissements Michelin SCA	445,223	17,481,417
Claranova SE(1)	434	701
Clariane SE(1)(2)	214,148	456,481
Coface SA	70,008	1,125,552
Credit Agricole SA	356,556	5,585,430
Danone SA	62,353	4,332,719
Dassault Aviation SA	19,079	4,110,630
Dassault Systemes SE	72,294	2,825,234
Derichebourg SA	63,406	351,882
Edenred SE	21,347	898,481
Eiffage SA	58,948	6,187,484
Elis SA	5,341	132,017
Engie SA	599,082	10,551,188
Eramet SA	3,466	272,237
EssilorLuxottica SA	26,491	6,281,909
Esso SA Francaise	1,073	158,154
Etablissements Maurel et Prom SA	55,815	324,887
Eurazeo SE	15,047	1,185,331
Eurobio Scientific SA(1)(2)	3,798	103,366
Eurofins Scientific SE	41,706	2,380,590
Euronext NV	7,555	806,831

Avantis International Equity ETF
	Shares	Value
Eutelsat Communications SACA(1)(2)	78,404	$372,840
Figeac Aero(1)	98	625
Fnac Darty SA	4,627	152,085
Forvia SE	76,065	775,035
Fountaine Pajot SA	5	561
Gaztransport Et Technigaz SA	35,074	5,160,250
Genfit SA(1)(2)	17,069	73,448
Getlink SE	158,792	2,863,736
Groupe LDLC	10	148
Groupe SFPI	119	263
Guerbet	463	17,774
Hermes International SCA	5,172	12,378,973
ID Logistics Group SACA(1)	983	453,109
Imerys SA	13,603	455,520
Innate Pharma SA(1)	818	1,889
Interparfums SA	3,463	173,493
Ipsen SA	35,666	4,325,030
IPSOS SA	6,519	401,776
Jacquet Metals SACA	2,585	44,287
JCDecaux SE(1)	28,994	597,601
Kaufman & Broad SA	6,100	216,487
Kering SA	21,120	6,056,258
La Francaise De L'energie SACA(1)(2)	1,816	55,746
La Francaise des Jeux SAEM	99,373	4,051,206
Legrand SA	38,470	4,308,775
LISI SA	4,064	127,866
L'Oreal SA	19,317	8,475,421
Lumibird(1)	68	821
LVMH Moet Hennessy Louis Vuitton SE	40,111	29,855,277
Maisons du Monde SA	12,989	50,210
Manitou BF SA	1,848	38,666
Mersen SA	11,773	401,506
Metropole Television SA	21,196	287,278
MGI Digital Graphic Technology(1)	119	2,083
Nacon SA(1)	629	755
Neoen SA	7,977	340,981
Nexans SA	20,805	2,686,454
Nexity SA(1)(2)	35,933	382,382
Opmobility	41,306	396,881
Orange SA, ADR	893,935	10,235,556
OVH Groupe SAS(1)(2)	11,414	77,688
Pernod Ricard SA	25,214	3,589,924
Pluxee NV(1)	23,789	561,609
Publicis Groupe SA	21,646	2,387,411
Pullup Entertainment(1)	503	9,335
Remy Cointreau SA	1,950	158,957
Renault SA	133,656	6,339,605
ReWorld Media SA(1)	5,154	12,392
Rexel SA	99,106	2,500,668
Rubis SCA	19,290	620,559
Safran SA	114,074	24,997,695
Sanofi SA, ADR	235,290	13,237,415
Sartorius Stedim Biotech	1,461	296,841
Schneider Electric SE	35,100	8,954,007

Avantis International Equity ETF
	Shares	Value
SCOR SE	77,706	$1,619,803
SEB SA	15,363	1,599,742
Seche Environnement SACA	855	92,276
SES SA	613,061	3,297,768
SMCP SA(1)(2)	27,933	70,595
Societe BIC SA	13,508	912,702
Societe Generale SA	339,972	8,218,122
Sodexo SA	12,085	1,074,437
SOITEC(1)	13,343	1,666,222
Solutions 30 SE(1)(2)	62,589	104,544
Sopra Steria Group	1,778	342,829
SPIE SA	6,057	244,515
STMicroelectronics NV, NY Shares	406,567	12,989,816
Technip Energies NV	18,807	447,487
Teleperformance SE	11,006	1,199,257
Television Francaise 1 SA	24,560	219,002
Thales SA	34,005	5,713,210
TotalEnergies SE, ADR	510,587	35,230,503
Trigano SA	5,075	593,825
Ubisoft Entertainment SA(1)	155,212	2,941,183
Valeo SE	186,221	1,983,888
Vallourec SACA(1)(2)	202,698	3,239,211
Valneva SE(1)	20,479	74,222
Veolia Environnement SA	150,571	4,988,117
Verallia SA	90,653	2,689,613
Vicat SACA	12,162	422,439
Vinci SA	155,124	18,539,615
Viridien(1)	1,825	80,089
Vivendi SE	389,040	4,364,204
Voltalia SA(1)(2)	26,063	237,309
Wavestone	774	49,008
X-Fab Silicon Foundries SE(1)(2)	45,763	276,902
		462,452,522
Germany — 7.1%
1&1 AG	9,810	156,368
7C Solarparken AG	20,776	50,718
Adesso SE	1,714	125,629
adidas AG	48,595	12,467,694
Allianz SE	62,910	19,543,380
AlzChem Group AG	2,061	109,808
Amadeus Fire AG	928	95,567
Aroundtown SA(1)	167,530	426,160
Atoss Software SE	4,450	684,855
Aumann AG	862	11,823
Aurubis AG(2)	14,567	1,101,253
Auto1 Group SE(1)	43,409	442,591
Baader Bank AG(1)	1,933	8,398
BASF SE	215,433	10,950,169
Basler AG(1)	9	97
Bayer AG	85,668	2,645,152
Bayerische Motoren Werke AG	88,603	8,222,719
Bayerische Motoren Werke AG, Preference Shares	13,174	1,140,180
BayWa AG(1)(2)	3,311	43,084
Bechtle AG	42,386	1,826,458

Avantis International Equity ETF
	Shares	Value
Befesa SA	2,024	$60,821
Beiersdorf AG	26,038	3,765,094
Bertrandt AG	365	9,360
Bijou Brigitte AG	1,658	63,414
Borussia Dortmund GmbH & Co. KGaA(1)(2)	57,339	239,303
Brenntag SE	60,459	4,495,931
CANCOM SE	7,343	220,206
Carl Zeiss Meditec AG, Bearer Shares	6,621	486,055
Ceconomy AG(1)	88,692	260,082
Cewe Stiftung & Co. KGaA	2,019	226,878
Commerzbank AG	481,588	7,140,393
CompuGroup Medical SE & Co. KGaA	6,252	107,593
Continental AG	66,819	4,518,074
Covestro AG(1)	116,050	7,114,010
CTS Eventim AG & Co. KGaA	30,644	2,886,538
Daimler Truck Holding AG	268,898	10,337,113
Datagroup SE	779	36,102
Delivery Hero SE(1)	5,019	158,417
Dermapharm Holding SE	4,566	175,063
Deutsche Bank AG	714,563	11,718,833
Deutsche Beteiligungs AG	3,029	84,328
Deutsche Boerse AG	35,254	7,925,848
Deutsche Lufthansa AG	511,107	3,320,218
Deutsche Pfandbriefbank AG(1)	28,558	158,053
Deutsche Post AG	221,906	9,631,953
Deutsche Rohstoff AG	4,576	188,576
Deutsche Telekom AG	584,612	16,633,963
Deutz AG	90,580	475,631
Dr Ing hc F Porsche AG, Preference Shares	8,243	646,493
Draegerwerk AG & Co. KGaA	567	27,730
Draegerwerk AG & Co. KGaA, Preference Shares	3,168	160,527
Duerr AG	24,063	527,957
E.ON SE	433,711	6,148,356
Eckert & Ziegler SE	12,374	593,395
Einhell Germany AG, Preference Shares	350	23,767
Elmos Semiconductor SE	4,235	384,096
ElringKlinger AG	10,673	49,654
Encavis AG(1)	73,285	1,397,656
Energiekontor AG	3,540	226,366
Envitec Biogas AG	182	6,395
Evonik Industries AG	180,101	3,996,361
Fielmann Group AG	12,935	631,441
flatexDEGIRO AG	32,781	474,702
Fraport AG Frankfurt Airport Services Worldwide(1)	2,442	123,575
Freenet AG	45,388	1,322,382
Fresenius Medical Care AG, ADR	19,158	371,474
Fresenius SE & Co. KGaA(1)	111,354	4,111,964
Friedrich Vorwerk Group SE	8,508	213,843
FUCHS SE, Preference Shares(2)	41,054	1,726,912
GEA Group AG	89,639	4,217,138
Gerresheimer AG	36,058	4,134,650
Grand City Properties SA(1)	18,749	257,614
Grenke AG	8,396	236,191
Hamburger Hafen und Logistik AG	15,134	248,293

Avantis International Equity ETF
	Shares	Value
Hannover Rueck SE	18,325	$5,199,065
Heidelberg Materials AG	71,669	7,612,460
Heidelberger Druckmaschinen AG(1)	131,827	152,367
HelloFresh SE(1)(2)	216,434	1,779,876
Henkel AG & Co. KGaA	15,846	1,317,668
Henkel AG & Co. KGaA, Preference Shares	37,108	3,399,106
Hensoldt AG	11,409	427,023
HOCHTIEF AG	2,939	359,670
Hornbach Holding AG & Co. KGaA	5,148	453,981
HUGO BOSS AG(2)	70,085	2,925,105
Indus Holding AG	4,598	113,892
Infineon Technologies AG	330,590	12,132,382
Instone Real Estate Group SE	11,568	117,089
JOST Werke SE	6,113	272,048
Jungheinrich AG, Preference Shares	34,759	1,093,194
K&S AG	236,541	2,799,946
KION Group AG	50,300	1,958,992
Kloeckner & Co. SE	6,430	36,923
Knorr-Bremse AG	50,307	4,136,751
Koenig & Bauer AG(1)	1,990	22,058
Kontron AG	7,787	146,408
Krones AG	12,818	1,757,255
KSB SE & Co. KGaA	17	12,025
KSB SE & Co. KGaA, Preference Shares	67	43,191
KWS Saat SE & Co. KGaA	1,413	106,771
Lang & Schwarz AG	1,187	24,174
Lanxess AG	87,486	2,470,720
LEG Immobilien SE	29,145	2,814,529
LPKF Laser & Electronics SE(1)	3,231	29,837
Medios AG(1)	4,407	82,439
Mercedes-Benz Group AG	169,380	11,674,522
Merck KGaA	16,684	3,256,023
METRO AG	25,406	133,698
MLP SE	3,876	24,879
MPH Health Care AG	17	366
MTU Aero Engines AG	23,982	7,180,337
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	25,517	13,805,796
Mutares SE & Co. KGaA	11,796	400,535
Nabaltec AG	285	4,939
Nagarro SE(1)	2,914	248,217
Nemetschek SE	19,106	2,000,648
New Work SE(1)	663	48,553
Norma Group SE	19,849	323,424
Patrizia SE	4,727	42,828
Porsche Automobil Holding SE, Preference Shares	69,021	3,105,855
ProSiebenSat.1 Media SE	72,964	464,044
Puma SE	35,146	1,516,835
Qiagen NV(1)	30,741	1,405,171
Rational AG	1,782	1,798,741
Rheinmetall AG	23,693	14,233,578
RTL Group SA	349	11,376
RWE AG	176,699	6,373,965
SAF-Holland SE	47,107	902,816
Salzgitter AG	14,139	247,976

Avantis International Equity ETF
	Shares	Value
SAP SE, ADR	70,689	$15,531,080
Sartorius AG, Preference Shares	7,341	2,028,303
Schaeffler AG, Preference Shares	82,162	426,704
Scout24 SE	11,847	903,746
Secunet Security Networks AG	95	10,909
SGL Carbon SE(1)	20,941	131,664
Siemens AG	74,561	14,025,332
Siemens Energy AG(1)	38,527	1,112,702
Siemens Healthineers AG	23,876	1,391,503
Siltronic AG	11,230	916,334
Sixt SE	1,782	125,687
Sixt SE, Preference Shares	2,164	126,865
SMA Solar Technology AG	8,772	203,173
Stabilus SE	7,104	311,081
Steico SE(1)	2,075	62,366
STO SE & Co. KGaA, Preference Shares	1,014	134,794
STRATEC SE	521	25,283
Stroeer SE & Co. KGaA	14,561	952,764
Suedzucker AG	15,160	204,048
Symrise AG	22,511	2,970,513
TAG Immobilien AG(1)	117,078	1,923,998
TeamViewer SE(1)	60,465	836,642
Technotrans SE	158	2,937
thyssenkrupp AG	223,285	790,428
United Internet AG	28,926	611,261
Verbio SE	3,656	70,009
Villeroy & Boch AG, Preference Shares	411	7,589
Volkswagen AG	3,179	355,112
Volkswagen AG, Preference Shares	39,946	4,251,442
Vonovia SE	224,376	7,755,590
Vossloh AG	997	52,967
Wacker Chemie AG	2,956	285,791
Wacker Neuson SE	17,074	274,759
Washtec AG	1,313	53,203
Wuestenrot & Wuerttembergische AG	3,712	50,386
Zalando SE(1)	203,419	5,274,087
		371,942,004
Hong Kong — 1.6%
AIA Group Ltd.	1,732,064	12,198,371
ASMPT Ltd.	306,800	3,462,479
Bank of East Asia Ltd.	748,705	952,392
BOC Hong Kong Holdings Ltd.	1,713,000	5,376,972
Bright Smart Securities & Commodities Group Ltd.	368,000	73,860
Budweiser Brewing Co. APAC Ltd.	64,100	73,052
Cafe de Coral Holdings Ltd.	202,000	208,971
Chow Sang Sang Holdings International Ltd.	98,000	83,270
Chuang's Consortium International Ltd.(1)	4,000	183
CITIC Telecom International Holdings Ltd.	227,000	66,604
CK Asset Holdings Ltd.	847,686	3,411,386
CK Hutchison Holdings Ltd.	524,000	2,872,440
CK Infrastructure Holdings Ltd.	105,500	780,478
CK Life Sciences International Holdings, Inc.(1)	60,000	2,686
CLP Holdings Ltd.	691,000	6,165,361
C-Mer Medical Holdings Ltd.(1)	98,000	27,798

Avantis International Equity ETF
	Shares	Value
Comba Telecom Systems Holdings Ltd.	472,000	$65,518
Cowell e Holdings, Inc.(1)(2)	167,000	490,327
Dah Sing Banking Group Ltd.	41,200	35,727
Dah Sing Financial Holdings Ltd.	28,400	83,937
Dickson Concepts International Ltd.	15,500	9,504
EC Healthcare	50,000	6,010
E-Commodities Holdings Ltd.	722,000	134,934
ESR Group Ltd.	141,459	218,305
First Pacific Co. Ltd.	320,000	170,663
Fosun Tourism Group(1)	58,400	26,230
FSE Lifestyle Services Ltd.	3,000	2,088
Futu Holdings Ltd., ADR(1)	7,586	482,166
Galaxy Entertainment Group Ltd.	78,000	300,897
Giordano International Ltd.	444,000	97,241
Green Future Food Hydrocolloid Marine Science Co. Ltd.(1)	52,000	4,714
Guotai Junan International Holdings Ltd.	520,000	41,780
Hang Lung Group Ltd.	185,000	211,041
Hang Lung Properties Ltd.	671,000	509,069
Hang Seng Bank Ltd.	64,300	774,261
Henderson Land Development Co. Ltd.	335,000	1,040,808
HK Electric Investments & HK Electric Investments Ltd.	250,000	169,775
HKBN Ltd.	85,500	29,404
HKT Trust & HKT Ltd.	498,000	632,313
Hong Kong & China Gas Co. Ltd.	2,978,990	2,418,651
Hong Kong Exchanges & Clearing Ltd.	89,688	2,736,669
Hong Kong Technology Venture Co. Ltd.(1)	101,869	22,070
Hongkong & Shanghai Hotels Ltd.	7,500	4,891
Hongkong Land Holdings Ltd.	553,000	2,074,965
Hysan Development Co. Ltd.	551,000	885,938
Jardine Matheson Holdings Ltd.	74,600	2,691,012
JBM Healthcare Ltd.	1,000	119
Johnson Electric Holdings Ltd.	150,889	206,377
K Wah International Holdings Ltd.	171,000	37,608
Karrie International Holdings Ltd.	84,000	8,012
Kerry Properties Ltd.	160,500	300,184
Kwoon Chung Bus Holdings Ltd.	4,000	762
Luk Fook Holdings International Ltd.(2)	79,000	146,339
Man Wah Holdings Ltd.	854,000	505,100
Melco Resorts & Entertainment Ltd., ADR(1)	17,833	90,413
MGM China Holdings Ltd.	74,800	100,506
Modern Dental Group Ltd.	42,000	20,289
MTR Corp. Ltd.(2)	288,286	1,013,523
Multifield International Holdings Ltd.	6,400	607
New World Development Co. Ltd.(2)	2,070,750	2,072,606
Oriental Watch Holdings	150,000	64,288
Pacific Basin Shipping Ltd.	6,023,000	1,652,601
Pacific Textiles Holdings Ltd.	206,000	40,634
Paliburg Holdings Ltd.(1)	4,000	316
PAX Global Technology Ltd.	82,000	47,637
PC Partner Group Ltd.	120,000	68,787
PCCW Ltd.	521,357	294,551
Perfect Medical Health Management Ltd.	90,000	27,629
Power Assets Holdings Ltd.	310,500	2,161,055
Quam Plus International Financial Ltd.	20,000	524

Avantis International Equity ETF
	Shares	Value
Sa Sa International Holdings Ltd.	206,000	$17,891
Sands China Ltd.(1)	145,200	263,099
SAS Dragon Holdings Ltd.	4,000	2,047
Shangri-La Asia Ltd.	146,000	89,530
Shun Tak Holdings Ltd.(1)	586,000	48,751
Singamas Container Holdings Ltd.	614,000	55,168
Sino Land Co. Ltd.	1,878,647	2,009,069
SITC International Holdings Co. Ltd.	554,000	1,304,854
SJM Holdings Ltd.(1)(2)	27,000	8,205
SmarTone Telecommunications Holdings Ltd.	39,000	19,178
Stella International Holdings Ltd.	12,000	22,757
Sun Hung Kai & Co. Ltd.	14,000	4,603
Sun Hung Kai Properties Ltd.	222,000	2,156,825
SUNeVision Holdings Ltd.	87,000	37,363
Swire Pacific Ltd., Class A	474,000	4,023,406
Swire Properties Ltd.	184,600	338,455
Symphony Holdings Ltd.	10,000	1,038
Tam Jai International Co. Ltd.	98,000	10,424
Techtronic Industries Co. Ltd.	192,500	2,579,269
Ten Pao Group Holdings Ltd.	36,000	6,178
Theme International Holdings Ltd.	780,000	39,385
Time Interconnect Technology Ltd.	120,000	60,396
United Energy Group Ltd.(1)(2)	2,374,000	132,502
United Laboratories International Holdings Ltd.	670,000	763,751
Upbest Group Ltd.	6,000	614
Value Partners Group Ltd.	204,000	36,550
Vitasoy International Holdings Ltd.	12,000	7,444
VTech Holdings Ltd.	70,800	458,513
WH Group Ltd.	7,224,978	5,240,062
Wharf Real Estate Investment Co. Ltd.	228,000	662,073
Wynn Macau Ltd.(2)	107,600	73,571
Xinyi Glass Holdings Ltd.(2)	559,902	504,206
Yue Yuen Industrial Holdings Ltd.	369,500	638,051
		82,602,906
Ireland — 0.4%
AIB Group PLC	803,397	4,837,971
Bank of Ireland Group PLC	490,987	5,640,221
Cairn Homes PLC	220,159	472,518
Dalata Hotel Group PLC	156,012	759,620
FBD Holdings PLC	1,492	22,264
Glanbia PLC	192,807	3,418,607
Glenveagh Properties PLC(1)	330,679	524,688
ICON PLC(1)	2,143	690,174
Kerry Group PLC, A Shares	18,068	1,814,454
Kingspan Group PLC	28,205	2,455,857
Origin Enterprises PLC	43,634	159,060
Permanent TSB Group Holdings PLC(1)	426	752
Uniphar PLC	43,134	121,547
		20,917,733
Israel — 1.0%
Adgar Investment & Development Ltd.(1)	1,776	2,224
AFI Properties Ltd.(1)	610	28,272
Africa Israel Residences Ltd.	559	36,088
Airport City Ltd.(1)	21,848	337,779

Avantis International Equity ETF
	Shares	Value
Alony Hetz Properties & Investments Ltd.	41,560	$312,268
Altshuler Shaham Finance Ltd.	10,670	14,804
Amot Investments Ltd.	44,571	198,189
Argo Properties NV(1)	596	15,034
Ashdod Refinery Ltd.	2,339	36,937
Ashtrom Group Ltd.(1)	7,062	97,948
Aura Investments Ltd.	35,645	162,499
Azorim-Investment Development & Construction Co. Ltd.(1)	10,263	52,409
Azrieli Group Ltd.	5,218	355,695
Bank Hapoalim BM	418,550	4,172,590
Bank Leumi Le-Israel BM	477,239	4,614,674
Bezeq The Israeli Telecommunication Corp. Ltd.	447,262	531,812
Big Shopping Centers Ltd.(1)	2,317	255,492
Blue Square Real Estate Ltd.	749	58,212
Caesarstone Ltd.(1)	830	4,067
Camtek Ltd.	5,110	487,120
Carasso Motors Ltd.	1,112	6,055
Cellcom Israel Ltd.(1)	32,409	141,956
Check Point Software Technologies Ltd.(1)	18,078	3,480,015
Clal Insurance Enterprises Holdings Ltd.(1)	81,137	1,316,259
CyberArk Software Ltd.(1)	2,153	617,351
Danel Adir Yeoshua Ltd.	2,216	201,119
Delek Automotive Systems Ltd.	14,245	86,923
Delek Group Ltd.	4,173	501,917
Delta Galil Ltd.	1,972	89,689
Elbit Systems Ltd.	3,260	671,335
Elco Ltd.	595	18,916
Electra Ltd.	301	123,707
Energix-Renewable Energies Ltd.	39,842	142,998
Equital Ltd.(1)	2,203	74,289
Fattal Holdings 1998 Ltd.(1)	2,274	271,171
FIBI Holdings Ltd.	5,109	221,878
First International Bank Of Israel Ltd.	9,793	403,422
Formula Systems 1985 Ltd.	800	62,195
Fox Wizel Ltd.	2,489	184,119
G City Ltd.	7,325	25,145
Gav-Yam Lands Corp. Ltd.	3,674	30,525
Gilat Satellite Networks Ltd.(1)	9,536	44,207
Global-e Online Ltd.(1)	7,135	245,587
Harel Insurance Investments & Financial Services Ltd.	20,663	211,787
Hilan Ltd.	2,203	119,016
ICL Group Ltd.	139,140	636,793
IDI Insurance Co. Ltd.	759	25,600
Ilex Medical Ltd.	122	2,192
Inrom Construction Industries Ltd.	17,244	54,582
Isracard Ltd.	92,332	327,346
Israel Corp. Ltd.	899	203,275
Israel Discount Bank Ltd., A Shares	712,982	3,956,566
Isras Investment Co. Ltd.	474	94,807
Ituran Location & Control Ltd.	4,712	133,114
Kamada Ltd.(1)	543	3,133
Kenon Holdings Ltd.	1,670	42,204
Kornit Digital Ltd.(1)	9,076	168,632
M Yochananof & Sons Ltd.	445	27,281

Avantis International Equity ETF
	Shares	Value
Malam - Team Ltd.(1)	127	$1,948
Matrix IT Ltd.	5,627	111,379
Mediterranean Towers Ltd.	3,661	7,873
Melisron Ltd.	7,402	565,173
Menora Mivtachim Holdings Ltd.	5,830	164,033
Migdal Insurance & Financial Holdings Ltd.	97,000	123,755
Mivne Real Estate KD Ltd.	122,642	311,161
Mizrahi Tefahot Bank Ltd.	30,614	1,172,414
Monday.com Ltd.(1)	913	242,758
Nano Dimension Ltd., ADR(1)	75,754	165,901
Naphtha Israel Petroleum Corp. Ltd.(1)	1,311	8,178
Nawi Group Ltd.	1,423	11,076
Nice Ltd., ADR(1)	3,914	680,018
Norstar Holdings, Inc.(1)	2,561	7,289
Nova Ltd.(1)	4,977	1,142,020
Oddity Tech Ltd., Class A(1)	10,830	398,544
Oil Refineries Ltd.	1,246,383	324,018
One Software Technologies Ltd.	10,160	133,118
Partner Communications Co. Ltd.(1)	40,591	178,711
Paz Oil Co. Ltd.	6,876	748,768
Perion Network Ltd.(1)	6,720	58,563
Phoenix Financial Ltd.	24,999	267,115
Prashkovsky Investments & Construction Ltd.	73	1,671
Priortech Ltd.(1)	1,301	64,800
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,156	66,302
Retailors Ltd.	2,297	41,219
Sapiens International Corp. NV	6,456	234,563
Scope Metals Group Ltd.(1)	2,859	82,041
Shikun & Binui Ltd.(1)	114,198	284,144
Shufersal Ltd.	703,452	6,065,481
Strauss Group Ltd.	3,660	58,787
Summit Real Estate Holdings Ltd.	5,018	72,121
Tadiran Group Ltd.	356	19,794
Tamar Petroleum Ltd.	11,193	60,951
Tel Aviv Stock Exchange Ltd.	8,957	76,315
Tera Light Ltd.(1)	1,179	1,907
Teva Pharmaceutical Industries Ltd., ADR(1)	171,286	3,232,167
Tower Semiconductor Ltd.(1)	45,335	1,996,400
Victory Supermarket Chain Ltd.	131	1,576
Wix.com Ltd.(1)	3,295	549,013
ZIM Integrated Shipping Services Ltd.	217,407	3,972,026
ZUR Shamir Holdings Ltd.	917	1,578
		50,447,888
Italy — 2.6%
A2A SpA	1,700,258	3,881,401
ACEA SpA	10,837	200,584
Amplifon SpA	11,893	384,585
Arnoldo Mondadori Editore SpA	34,065	98,718
Ascopiave SpA	16,797	50,371
Azimut Holding SpA	129,346	3,274,103
Banca Generali SpA	20,653	923,157
Banca IFIS SpA	10,558	248,623
Banca Mediolanum SpA	28,932	354,922
Banca Monte dei Paschi di Siena SpA	143,935	839,735

Avantis International Equity ETF
	Shares	Value
Banca Popolare di Sondrio SpA	289,693	$2,245,600
Banco BPM SpA	831,530	5,669,250
Banco di Desio e della Brianza SpA	1,492	8,013
BFF Bank SpA	97,428	1,057,259
BPER Banca SpA	974,959	5,474,980
Brembo NV(2)	19,714	230,995
Brunello Cucinelli SpA	35,819	3,524,365
Buzzi SpA	8,576	337,025
Cairo Communication SpA	443	1,067
Cementir Holding NV	4,280	46,690
CIR SpA-Compagnie Industriali(1)	60,641	40,821
Credito Emiliano SpA	26,996	308,804
d'Amico International Shipping SA	52,877	370,569
Danieli & C Officine Meccaniche SpA(2)	6,174	227,951
Danieli & C Officine Meccaniche SpA, Preference Shares	19,516	546,566
Davide Campari-Milano NV	4,788	44,269
De' Longhi SpA	9,694	310,911
DiaSorin SpA(2)	963	111,101
Digital Bros SpA(1)(2)	201	2,280
Digital Value SpA	772	42,565
Enav SpA	36,812	162,107
Enel SpA	852,661	6,480,817
Eni SpA, ADR	247,077	8,047,298
ERG SpA	15,011	406,764
Ferrari NV	16,630	8,263,561
Fila SpA	1,437	14,655
Fincantieri SpA(1)	20,787	116,540
FinecoBank Banca Fineco SpA	249,569	4,281,728
Generali	166,303	4,589,864
Geox SpA(1)(2)	2,210	1,477
Hera SpA	338,774	1,306,279
Infrastrutture Wireless Italiane SpA	3,592	43,026
Interpump Group SpA	1,856	81,945
Intesa Sanpaolo SpA	2,440,104	10,198,119
Iren SpA	287,186	622,405
Italgas SpA	504,365	2,837,759
Iveco Group NV	233,057	2,468,266
Leonardo SpA	202,336	5,161,648
Maire SpA	92,068	800,635
Mediobanca Banca di Credito Finanziario SpA	95,939	1,625,019
MFE-MediaForEurope NV, Class A	100,942	331,453
MFE-MediaForEurope NV, Class B	20,448	90,180
Moltiply Group SpA	424	17,552
Moncler SpA	17,116	1,050,064
Nexi SpA(1)(2)	13,406	93,808
OVS SpA	142,984	444,695
Pharmanutra SpA	255	15,257
Piaggio & C SpA	70,264	209,646
Poste Italiane SpA	205,967	2,867,833
Prysmian SpA	38,480	2,710,277
RAI Way SpA	31,867	178,738
Recordati Industria Chimica e Farmaceutica SpA	9,987	586,375
Saipem SpA(1)	1,241,397	2,795,466
Salcef Group SpA	4,048	115,630

Avantis International Equity ETF
	Shares	Value
Salvatore Ferragamo SpA	21,307	$176,859
Sanlorenzo SpA	2,938	123,153
Sesa SpA(2)	2,126	228,714
Snam SpA	405,859	2,016,034
Sogefi SpA(2)	8,446	20,176
Stellantis NV	384,637	6,472,827
Tamburi Investment Partners SpA(2)	9,359	98,688
Technogym SpA	32,522	352,306
Telecom Italia SpA(1)(2)	743,208	196,703
Tenaris SA, ADR	13,614	404,200
Terna - Rete Elettrica Nazionale	427,223	3,719,816
UniCredit SpA	479,123	19,914,806
Unieuro SpA	294	3,779
Unipol Gruppo SpA	54,051	574,290
Webuild SpA	207,865	575,501
Wiit SpA	3,107	72,349
		134,824,367
Japan — 21.4%
77 Bank Ltd.	31,300	903,225
A&D HOLON Holdings Co. Ltd.	12,900	225,533
ABC-Mart, Inc.	2,100	43,060
Acom Co. Ltd.	24,300	62,531
Adastria Co. Ltd.	19,200	475,086
ADEKA Corp.	27,500	573,952
Advantest Corp.	153,400	7,062,466
Aeon Co. Ltd.	82,800	2,074,144
Aeon Delight Co. Ltd.	13,800	383,316
AEON Financial Service Co. Ltd.	32,300	295,725
Aeon Hokkaido Corp.	5,200	32,511
Aeon Mall Co. Ltd.	42,300	596,117
AFC-HD AMS Life Science Co. Ltd.	800	4,573
AGC, Inc.	183,100	5,776,867
Ahresty Corp.	11,400	51,519
Ai Holdings Corp.	300	5,233
Aica Kogyo Co. Ltd.	19,000	436,822
Aichi Financial Group, Inc.	5,661	95,015
Aichi Steel Corp.	2,000	45,154
Aida Engineering Ltd.	500	2,687
Ain Holdings, Inc.	12,300	446,414
Air Water, Inc.	34,100	476,361
Aisan Industry Co. Ltd.	24,100	245,077
Aisin Corp.	30,300	1,064,784
AIT Corp.	2,700	31,338
Aizawa Securities Group Co. Ltd.	300	4,227
Ajinomoto Co., Inc.	119,200	4,588,306
Akatsuki, Inc.	4,600	66,306
Akebono Brake Industry Co. Ltd.(1)	22,500	22,180
Alconix Corp.	8,600	83,098
Alfresa Holdings Corp.	107,400	1,770,420
Alpen Co. Ltd.(2)	6,200	91,835
Alps Alpine Co. Ltd.	84,400	906,368
Altech Corp.	6,300	115,459
Amada Co. Ltd.	49,500	511,031
Amano Corp.	27,500	828,811

Avantis International Equity ETF
	Shares	Value
Amvis Holdings, Inc.	6,400	$108,580
ANA Holdings, Inc.	15,100	305,230
AOKI Holdings, Inc.	18,900	163,924
Aoyama Trading Co. Ltd.	27,200	269,076
Aozora Bank Ltd.	48,000	887,685
Arakawa Chemical Industries Ltd.	2,700	23,190
Arata Corp.	144,400	3,514,755
Araya Industrial Co. Ltd.	700	25,012
ARCLANDS Corp.	28,402	338,934
Arcs Co. Ltd.	15,300	267,175
Arealink Co. Ltd.	1,800	20,546
Argo Graphics, Inc.	8,300	288,579
Arisawa Manufacturing Co. Ltd.	9,000	94,325
Artience Co. Ltd.	12,700	327,067
Asahi Co. Ltd.	200	2,155
Asahi Diamond Industrial Co. Ltd.	22,800	139,055
Asahi Group Holdings Ltd.	13,600	507,629
Asahi Intecc Co. Ltd.	2,500	45,930
Asahi Kasei Corp.	585,700	4,147,953
Asahi Yukizai Corp.	12,500	361,472
Asanuma Corp.	15,500	74,474
Asia Pile Holdings Corp.	9,800	58,649
Asics Corp.	150,500	2,986,184
ASKA Pharmaceutical Holdings Co. Ltd.	5,100	82,855
Astellas Pharma, Inc.	214,500	2,665,582
Astena Holdings Co. Ltd.	4,500	16,120
Aucnet, Inc.	3,500	57,625
Autobacs Seven Co. Ltd.	37,000	380,381
Avant Group Corp.	4,100	51,634
Avex, Inc.	6,600	65,212
Awa Bank Ltd.	8,400	150,109
Axial Retailing, Inc.	22,400	146,149
Azbil Corp.	2,500	82,518
AZ-COM MARUWA Holdings, Inc.	16,100	123,339
Bandai Namco Holdings, Inc.	109,300	2,348,134
Bando Chemical Industries Ltd.	10,700	135,814
Bank of Iwate Ltd.	3,000	51,065
Bank of Nagoya Ltd.	5,900	287,027
Bank of Saga Ltd.	200	3,172
Bank of the Ryukyus Ltd.	12,700	94,642
BayCurrent Consulting, Inc.	12,900	411,248
Beenos, Inc.	2,500	47,973
Belc Co. Ltd.	5,600	240,799
Bell System24 Holdings, Inc.	15,800	164,608
Belluna Co. Ltd.	13,900	71,017
Bic Camera, Inc.	15,400	176,245
BIPROGY, Inc.	17,700	573,340
BML, Inc.	12,000	226,443
Bourbon Corp.	200	3,274
Bridgestone Corp.	152,900	5,976,935
Brother Industries Ltd.	63,200	1,181,603
Bunka Shutter Co. Ltd.	19,900	249,016
Business Brain Showa-Ota, Inc.	200	2,660
C Uyemura & Co. Ltd.	2,600	191,890

Avantis International Equity ETF
	Shares	Value
Calbee, Inc.	27,100	$601,200
Canon Electronics, Inc.	6,800	106,735
Canon Marketing Japan, Inc.	4,700	147,328
Capcom Co. Ltd.	51,800	1,132,416
Casio Computer Co. Ltd.	21,400	171,931
Cawachi Ltd.	2,200	40,695
Celsys, Inc.	9,800	64,433
Central Automotive Products Ltd.	2,500	88,688
Central Glass Co. Ltd.	16,500	408,633
Central Japan Railway Co.	46,800	1,083,359
Central Security Patrols Co. Ltd.	1,000	18,675
Central Sports Co. Ltd.	100	1,720
Charm Care Corp. KK	4,900	50,327
Chiba Bank Ltd.	74,000	626,815
Chiba Kogyo Bank Ltd.	35,100	251,767
Chikaranomoto Holdings Co. Ltd.(2)	6,800	54,982
Chofu Seisakusho Co. Ltd.	1,200	16,806
Chori Co. Ltd.	4,300	105,829
Chubu Electric Power Co., Inc.	48,500	605,957
Chubu Steel Plate Co. Ltd.	8,500	144,792
Chudenko Corp.	5,700	126,199
Chugai Pharmaceutical Co. Ltd.	93,900	4,740,306
Chugin Financial Group, Inc.	70,600	749,102
Chugoku Electric Power Co., Inc.	12,800	88,649
Chugoku Marine Paints Ltd.	20,100	280,550
CI Takiron Corp.	1,900	11,339
Citizen Watch Co. Ltd.	120,300	781,922
CMK Corp.	10,700	33,883
Coca-Cola Bottlers Japan Holdings, Inc.	60,400	855,313
Colowide Co. Ltd.(2)	16,800	203,221
COMSYS Holdings Corp.	9,100	200,286
Comture Corp.	4,500	50,690
Concordia Financial Group Ltd.	254,600	1,444,766
Cosmo Energy Holdings Co. Ltd.	33,100	1,841,913
Cosmos Pharmaceutical Corp.	3,200	155,818
Cover Corp.(1)(2)	9,900	120,932
Create Restaurants Holdings, Inc.	25,800	186,200
Create SD Holdings Co. Ltd.	14,400	321,820
Credit Saison Co. Ltd.	166,100	3,690,662
Creek & River Co. Ltd.	2,300	23,425
CTI Engineering Co. Ltd.	4,400	142,801
Curves Holdings Co. Ltd.	7,600	41,761
CyberAgent, Inc.	255,200	1,772,105
Cybozu, Inc.	10,000	119,091
Dai Nippon Printing Co. Ltd.	18,400	664,591
Dai Nippon Toryo Co. Ltd.	4,100	33,163
Daicel Corp.	84,300	757,677
Dai-Dan Co. Ltd.	3,000	62,832
Daido Metal Co. Ltd.	4,400	15,926
Daido Steel Co. Ltd.	46,800	465,271
Daiei Kankyo Co. Ltd.	6,000	124,946
Daifuku Co. Ltd.	46,900	905,471
Daiho Corp.	300	7,150
Daiichi Jitsugyo Co. Ltd.	2,100	34,803

Avantis International Equity ETF
	Shares	Value
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	100	$583
Dai-ichi Life Holdings, Inc.	343,800	9,927,840
Daiichi Sankyo Co. Ltd.	248,800	10,444,031
Daiichikosho Co. Ltd.	21,200	240,584
Daiki Aluminium Industry Co. Ltd.	10,400	80,526
Daikin Industries Ltd.	12,800	1,635,341
Daikoku Denki Co. Ltd.(2)	6,300	160,386
Daikokutenbussan Co. Ltd.	4,500	355,978
Daikyonishikawa Corp.	9,800	46,881
Daio Paper Corp.	13,400	79,417
Daiseki Co. Ltd.	7,180	188,670
Daishi Hokuetsu Financial Group, Inc.	41,600	1,516,930
Daishinku Corp.	7,400	34,161
Daito Pharmaceutical Co. Ltd.	8,080	131,699
Daito Trust Construction Co. Ltd.	86,800	10,713,037
Daitron Co. Ltd.	900	17,332
Daiwa House Industry Co. Ltd.	49,500	1,524,528
Daiwa Industries Ltd.	300	3,022
Daiwa Securities Group, Inc.	899,200	6,686,178
Daiwabo Holdings Co. Ltd.	55,500	1,056,120
DCM Holdings Co. Ltd.	24,400	242,642
Dear Life Co. Ltd.	13,700	92,902
DeNA Co. Ltd.	19,000	217,267
Denka Co. Ltd.	48,600	755,595
Densan System Holdings Co. Ltd.	600	11,271
Denso Corp.	239,800	3,722,630
Dentsu Group, Inc.	46,600	1,433,114
Dentsu Soken, Inc.	1,000	41,255
Denyo Co. Ltd.	1,300	23,851
Dexerials Corp.	142,700	6,415,206
DIC Corp.	42,700	918,981
Digital Arts, Inc.	1,600	49,271
Digital Information Technologies Corp.	1,900	24,146
Dip Corp.	14,400	285,817
Disco Corp.	9,000	2,609,229
DKS Co. Ltd.	500	11,208
Doshisha Co. Ltd.	3,100	46,740
Doutor Nichires Holdings Co. Ltd.	1,100	16,716
Dowa Holdings Co. Ltd.	26,300	914,469
Dream Incubator, Inc.	1,900	30,378
DTS Corp.	12,200	345,708
Duskin Co. Ltd.	40,000	1,029,287
DyDo Group Holdings, Inc.(2)	3,200	62,050
Eagle Industry Co. Ltd.	9,500	133,725
East Japan Railway Co.	89,600	1,717,803
Ebara Corp.	279,700	3,826,199
Ebara Jitsugyo Co. Ltd.	1,300	34,287
Eco's Co. Ltd.(2)	700	9,896
EDION Corp.	24,700	310,220
E-Guardian, Inc.	1,500	19,885
Eiken Chemical Co. Ltd.	4,400	69,511
Eisai Co. Ltd.	17,300	726,130
Eizo Corp.	4,300	134,083
EJ Holdings, Inc.	400	4,945

Avantis International Equity ETF
	Shares	Value
Elan Corp.	5,000	$28,221
Elecom Co. Ltd.	13,200	129,920
Electric Power Development Co. Ltd.	59,000	1,002,263
Elematec Corp.	6,000	74,783
en Japan, Inc.	8,200	138,444
ENEOS Holdings, Inc.	1,152,400	6,268,782
Eslead Corp.	700	22,001
Eternal Hospitality Group Co. Ltd.	5,300	125,593
Exedy Corp.	37,400	801,426
EXEO Group, Inc.	110,600	1,191,511
Ezaki Glico Co. Ltd.	5,400	153,284
F&M Co. Ltd.	200	2,309
Fancl Corp.	3,400	65,249
FANUC Corp.	84,100	2,482,578
Fast Retailing Co. Ltd.	16,000	5,149,067
FCC Co. Ltd.	23,900	383,402
Feed One Co. Ltd.	6,420	38,373
Ferrotec Holdings Corp.(2)	47,300	798,740
FIDEA Holdings Co. Ltd.	4,040	42,187
FINDEX, Inc.	3,000	19,895
First Bank of Toyama Ltd.	26,200	219,950
FJ Next Holdings Co. Ltd.	3,200	26,964
Food & Life Cos. Ltd.	49,900	930,199
Forum Engineering, Inc.	3,500	24,448
Foster Electric Co. Ltd.	15,800	179,549
FP Corp.	16,600	310,746
France Bed Holdings Co. Ltd.	2,100	17,377
Fudo Tetra Corp.	5,300	89,054
Fuji Co. Ltd.	7,500	100,656
Fuji Corp.	1,800	27,386
Fuji Corp. /Aichi	13,200	222,873
Fuji Electric Co. Ltd.	173,000	10,442,401
Fuji Media Holdings, Inc.	22,100	260,279
Fuji Oil Co. Ltd.	37,800	105,940
Fuji Seal International, Inc.	9,300	143,678
Fuji Soft, Inc.	6,600	403,392
Fujibo Holdings, Inc.	2,900	89,883
FUJIFILM Holdings Corp.	65,400	1,763,811
Fujikura Composites, Inc.	11,800	101,038
Fujikura Ltd.	538,700	15,717,290
Fujimori Kogyo Co. Ltd.	7,800	233,470
Fujita Kanko, Inc.(1)	4,500	303,336
Fujitsu Ltd.	319,900	5,913,307
Fujiya Co. Ltd.	3,400	61,597
FuKoKu Co. Ltd.	3,100	40,609
Fukuda Corp.	300	11,496
Fukui Bank Ltd.	200	2,664
Fukui Computer Holdings, Inc.	3,000	53,662
Fukuoka Financial Group, Inc.	37,500	993,506
Fukushima Galilei Co. Ltd.	1,200	46,469
Fukuyama Transporting Co. Ltd.	9,700	247,696
FULLCAST Holdings Co. Ltd.	3,400	35,363
Funai Soken Holdings, Inc.	10,400	168,311
Furukawa Co. Ltd.	8,400	93,310

Avantis International Equity ETF
	Shares	Value
Furukawa Electric Co. Ltd.	35,500	$885,249
Furyu Corp.	8,900	62,577
Futaba Industrial Co. Ltd.	34,400	172,877
Future Corp.	14,100	171,498
Fuyo General Lease Co. Ltd.	4,000	313,293
G-7 Holdings, Inc.	5,800	63,635
Gakken Holdings Co. Ltd.	13,400	93,477
Gakkyusha Co. Ltd.	2,100	29,133
Gakujo Co. Ltd.	1,300	16,184
Genki Global Dining Concepts Corp.	7,300	210,207
Genky DrugStores Co. Ltd.	6,400	166,161
Geo Holdings Corp.	10,000	111,181
Giken Ltd.	1,200	14,766
GLOBERIDE, Inc.	2,400	31,561
Glory Ltd.	15,700	283,023
GMO Financial Holdings, Inc.	12,300	54,213
GMO Payment Gateway, Inc.	2,100	131,206
Godo Steel Ltd.	3,400	107,586
Goldcrest Co. Ltd.	4,400	88,477
Goldwin, Inc.	2,800	173,627
gremz, Inc.	1,600	29,415
GS Yuasa Corp.	29,500	560,314
GSI Creos Corp.	1,600	22,310
G-Tekt Corp.	10,900	126,071
GungHo Online Entertainment, Inc.	21,300	443,445
Gunma Bank Ltd.	320,900	2,149,747
Gunze Ltd.	5,900	225,563
H.U. Group Holdings, Inc.	34,000	625,668
H2O Retailing Corp.	85,100	1,256,629
Hachijuni Bank Ltd.	150,900	956,467
Hagiwara Electric Holdings Co. Ltd.	4,000	98,499
Hakudo Co. Ltd.	600	10,840
Hakuhodo DY Holdings, Inc.	77,400	656,293
Halows Co. Ltd.	800	23,531
Hamakyorex Co. Ltd.	3,900	131,295
Hamamatsu Photonics KK	21,400	571,048
Hankyu Hanshin Holdings, Inc.	172,000	5,285,315
Hanwa Co. Ltd.	17,400	610,189
Happinet Corp.	11,400	299,904
Haseko Corp.	24,200	301,282
Hazama Ando Corp.	55,600	441,774
Heiwa Corp.	26,300	380,602
Heiwa Real Estate Co. Ltd.	11,100	311,062
Heiwado Co. Ltd.	20,800	345,652
Hibiya Engineering Ltd.	1,500	35,836
Hiday Hidaka Corp.	5,100	95,455
Hikari Tsushin, Inc.	2,000	422,399
HI-LEX Corp.	5,300	52,308
Hino Motors Ltd.(1)	98,600	299,189
Hioki EE Corp.	800	44,625
Hirogin Holdings, Inc.	117,100	922,127
Hirose Electric Co. Ltd.	1,900	250,748
HIS Co. Ltd.(1)	44,900	586,242
Hitachi Construction Machinery Co. Ltd.	18,100	445,896

Avantis International Equity ETF
	Shares	Value
Hitachi Ltd.	577,000	$14,234,597
Hitachi Zosen Corp.	88,900	592,304
Hochiki Corp.	300	4,767
Hodogaya Chemical Co. Ltd.	1,800	63,740
Hogy Medical Co. Ltd.	3,700	112,277
Hokkaido Electric Power Co., Inc.	102,500	708,968
Hokkoku Financial Holdings, Inc.	108,300	3,676,000
Hokuetsu Corp.(2)	27,300	288,107
Hokuetsu Industries Co. Ltd.	1,500	20,403
Hokuhoku Financial Group, Inc.	39,500	474,927
Hokuriku Electric Power Co.	61,800	414,899
Hokuto Corp.	3,900	50,202
Honda Motor Co. Ltd., ADR	355,182	11,703,247
Honeys Holdings Co. Ltd.(2)	5,800	63,523
Hoosiers Holdings Co. Ltd.	4,500	32,811
Horiba Ltd.	12,600	843,960
Hoshizaki Corp.	3,800	122,913
Hosiden Corp.	23,200	334,978
Hosokawa Micron Corp.	4,600	138,268
Hotland Co. Ltd.	3,300	49,110
House Foods Group, Inc.	2,300	46,253
Hoya Corp.	30,356	4,308,328
HS Holdings Co. Ltd.	7,600	50,888
Hulic Co. Ltd.	250,500	2,595,342
Hyakugo Bank Ltd.	93,900	380,379
Hyakujushi Bank Ltd.	9,300	173,104
Ibiden Co. Ltd.	82,500	2,876,051
Ichigo, Inc.	1,600	4,201
Ichinen Holdings Co. Ltd.	5,600	69,760
Idec Corp.	51,700	954,370
Idemitsu Kosan Co. Ltd.	881,000	6,439,125
IDOM, Inc.	56,400	446,139
IG Port, Inc.	8,100	114,833
IHI Corp.	53,000	2,327,531
Iida Group Holdings Co. Ltd.	16,100	248,883
Iino Kaiun Kaisha Ltd.	46,900	416,667
I'll, Inc.	2,800	56,440
i-mobile Co. Ltd.	600	1,962
Inaba Denki Sangyo Co. Ltd.	17,700	466,010
Inabata & Co. Ltd.	10,400	241,578
Ines Corp.	500	5,345
INFRONEER Holdings, Inc.	49,248	413,575
Innotech Corp.	2,000	21,385
Inpex Corp.	396,000	5,837,522
Insource Co. Ltd.	10,000	73,763
Intage Holdings, Inc.	1,600	17,625
Integrated Design & Engineering Holdings Co. Ltd.	6,500	179,687
Internet Initiative Japan, Inc.	20,800	424,026
Inui Global Logistics Co. Ltd.	7,900	62,451
I'rom Group Co. Ltd.	2,600	49,436
Ise Chemicals Corp.	1,900	261,129
Iseki & Co. Ltd.	2,600	17,647
Isetan Mitsukoshi Holdings Ltd.	56,100	853,705
Ishihara Sangyo Kaisha Ltd.	7,300	75,995

Avantis International Equity ETF
	Shares	Value
Istyle, Inc.(1)	16,000	$57,984
Isuzu Motors Ltd.	363,700	5,521,859
Itfor, Inc.	1,800	16,588
Ito En Ltd.	1,800	43,541
ITOCHU Corp.	184,200	9,807,571
Itochu Enex Co. Ltd.	18,000	198,009
Itochu-Shokuhin Co. Ltd.	400	20,117
Itoham Yonekyu Holdings, Inc.	3,600	97,884
Itoki Corp.	24,300	240,666
IwaiCosmo Holdings, Inc.	6,900	100,543
Iwatani Corp.	11,300	688,659
Iyogin Holdings, Inc.	161,600	1,507,677
Izumi Co. Ltd.	20,600	460,865
J Front Retailing Co. Ltd.	144,000	1,425,407
J Trust Co. Ltd.	26,900	84,982
JAC Recruitment Co. Ltd.	16,800	87,614
Jaccs Co. Ltd.	6,100	167,000
JAFCO Group Co. Ltd.	25,400	352,134
Japan Airlines Co. Ltd.	52,200	876,441
Japan Airport Terminal Co. Ltd.	1,100	38,050
Japan Aviation Electronics Industry Ltd.	21,600	387,462
Japan Display, Inc.(1)	9,900	1,677
Japan Electronic Materials Corp.	600	12,137
Japan Elevator Service Holdings Co. Ltd.	11,100	218,478
Japan Engine Corp.	1,300	118,815
Japan Exchange Group, Inc.	63,300	1,468,882
Japan Lifeline Co. Ltd.	36,800	283,971
Japan Material Co. Ltd.	7,800	95,849
Japan Petroleum Exploration Co. Ltd.	19,400	777,236
Japan Post Bank Co. Ltd.	33,700	316,729
Japan Post Holdings Co. Ltd.	564,600	5,516,791
Japan Post Insurance Co. Ltd.	42,700	809,018
Japan Pulp & Paper Co. Ltd.	4,200	184,319
Japan Securities Finance Co. Ltd.	16,300	225,964
Japan Steel Works Ltd.	800	25,156
Japan Wool Textile Co. Ltd.	12,500	115,716
JBCC Holdings, Inc.	4,400	139,009
JCU Corp.	2,900	71,777
JDC Corp.	9,600	31,988
JFE Holdings, Inc.	408,700	5,665,861
JGC Holdings Corp.	59,900	548,696
JINS Holdings, Inc.	5,700	203,107
JINUSHI Co. Ltd.	600	8,446
JM Holdings Co. Ltd.	3,500	72,155
J-Oil Mills, Inc.	5,900	79,304
Joshin Denki Co. Ltd.	7,400	142,059
Joyful Honda Co. Ltd.	20,100	295,638
JP-Holdings, Inc.	17,000	84,059
JSB Co. Ltd.	7,200	152,944
JSP Corp.	2,500	35,083
JTEKT Corp.	63,700	494,872
Juroku Financial Group, Inc.	20,100	590,916
Justsystems Corp.	15,800	376,192
JVCKenwood Corp.	199,400	1,810,160

Avantis International Equity ETF
	Shares	Value
Kadokawa Corp.	3,800	$76,020
Kaga Electronics Co. Ltd.	11,100	415,912
Kajima Corp.	367,200	6,723,862
Kakaku.com, Inc.	35,200	605,237
Kakiyasu Honten Co. Ltd.	1,100	20,003
Kameda Seika Co. Ltd.	700	21,447
Kamei Corp.	5,100	74,015
Kamigumi Co. Ltd.	22,600	511,039
Kanamoto Co. Ltd.	18,300	364,639
Kandenko Co. Ltd.	62,800	933,508
Kaneka Corp.	12,800	332,230
Kanematsu Corp.	311,900	5,401,453
Kansai Electric Power Co., Inc.	80,900	1,437,919
Kansai Paint Co. Ltd.	7,000	125,323
Kanto Denka Kogyo Co. Ltd.	29,200	197,664
Kao Corp.	35,700	1,599,776
Katitas Co. Ltd.	6,800	87,954
Kato Sangyo Co. Ltd.	17,000	493,596
Kawada Technologies, Inc.	5,400	100,819
Kawasaki Heavy Industries Ltd.	83,300	2,975,659
KDDI Corp.	307,200	10,364,042
KeePer Technical Laboratory Co. Ltd.(2)	2,200	61,342
Keihan Holdings Co. Ltd.	2,900	56,199
Keihanshin Building Co. Ltd.	7,800	87,579
Keikyu Corp.	39,400	312,536
Keio Corp.	1,800	43,960
Keisei Electric Railway Co. Ltd.	3,400	107,566
Keiyo Bank Ltd.	43,200	233,331
Kewpie Corp.	9,500	242,661
Keyence Corp.	10,300	4,948,321
KH Neochem Co. Ltd.	17,600	250,626
Kibun Foods, Inc.	700	5,705
Kikkoman Corp.	34,500	390,450
Kinden Corp.	8,500	182,948
Kintetsu Group Holdings Co. Ltd.	58,900	1,373,325
Kirin Holdings Co. Ltd.	70,000	1,056,745
Kissei Pharmaceutical Co. Ltd.	3,100	73,822
Kitz Corp.	28,800	204,512
Kiyo Bank Ltd.	20,100	258,772
Koa Corp.	8,900	76,891
Kobe Bussan Co. Ltd.	16,800	484,904
Kobe Steel Ltd.	304,600	3,751,893
Koei Tecmo Holdings Co. Ltd.	4,200	46,965
Kohnan Shoji Co. Ltd.	122,800	3,280,341
Koito Manufacturing Co. Ltd.	8,600	127,194
Kojima Co. Ltd.	8,100	55,712
Kokuyo Co. Ltd.	20,100	340,211
Komatsu Ltd.	180,100	5,039,636
KOMEDA Holdings Co. Ltd.	8,700	157,300
Komeri Co. Ltd.	16,200	414,168
Komori Corp.	11,000	87,801
Konami Group Corp.	11,700	1,060,552
Konica Minolta, Inc.	490,100	1,472,302
Konishi Co. Ltd.	10,600	93,209

Avantis International Equity ETF
	Shares	Value
Konoike Transport Co. Ltd.	9,400	$158,758
Konoshima Chemical Co. Ltd.	2,200	28,309
Koshidaka Holdings Co. Ltd.	29,300	192,816
Kotobuki Spirits Co. Ltd.	1,000	12,069
KPP Group Holdings Co. Ltd.	17,700	85,073
Krosaki Harima Corp.	2,400	36,207
K's Holdings Corp.	120,800	1,301,504
Kubota Corp.	99,400	1,398,564
Kumagai Gumi Co. Ltd.	35,900	882,143
Kura Sushi, Inc.	7,300	191,004
Kurabo Industries Ltd.	3,900	132,088
Kuraray Co. Ltd.	93,900	1,236,040
Kureha Corp.	17,200	328,637
Kurimoto Ltd.	3,800	114,751
Kurita Water Industries Ltd.	23,300	937,811
Kuriyama Holdings Corp.	2,200	18,363
Kusuri No. Aoki Holdings Co. Ltd.	25,200	577,919
KYB Corp.	12,600	407,794
Kyocera Corp.	58,400	723,435
Kyoei Steel Ltd.	11,300	137,418
Kyokuto Kaihatsu Kogyo Co. Ltd.	7,100	131,386
Kyokuyo Co. Ltd.	2,200	60,192
Kyorin Pharmaceutical Co. Ltd.	900	10,046
Kyoritsu Maintenance Co. Ltd.	35,800	589,577
Kyoto Financial Group, Inc.	17,200	274,163
Kyowa Kirin Co. Ltd.	48,200	1,100,542
Kyudenko Corp.	18,300	824,721
Kyushu Electric Power Co., Inc.	127,400	1,350,843
Kyushu Financial Group, Inc.	104,200	542,874
Kyushu Leasing Service Co. Ltd.	1,400	10,692
Kyushu Railway Co.	17,900	478,649
Lasertec Corp.	4,600	897,079
Leopalace21 Corp.	144,400	589,993
Life Corp.	12,100	291,887
Lifedrink Co., Inc.	3,600	181,486
Lintec Corp.	6,500	151,057
Lion Corp.	38,400	390,316
LITALICO, Inc.(2)	4,000	36,257
Lixil Corp.	27,400	325,684
LY Corp.	77,800	213,211
M3, Inc.	32,100	312,145
Mabuchi Motor Co. Ltd.	5,200	78,138
Macbee Planet, Inc.	2,000	42,113
Macnica Holdings, Inc.	35,800	1,462,076
Maeda Kosen Co. Ltd.	5,200	58,593
Makino Milling Machine Co. Ltd.	116,900	4,706,082
Makita Corp.	36,900	1,236,610
MarkLines Co. Ltd.	1,900	39,591
Mars Group Holdings Corp.	7,400	188,653
Marubeni Corp.	470,800	8,121,086
Marubun Corp.	10,300	78,527
Marudai Food Co. Ltd.	1,500	18,319
Maruha Nichiro Corp.	37,200	778,277
Marui Group Co. Ltd.	38,000	644,136

Avantis International Equity ETF
	Shares	Value
Maruichi Steel Tube Ltd.	17,500	$420,956
MARUKA FURUSATO Corp.	34,300	545,819
Maruwa Co. Ltd.	3,700	991,905
Maruzen Showa Unyu Co. Ltd.	5,800	200,192
Matsuda Sangyo Co. Ltd.	2,800	61,783
Matsui Securities Co. Ltd.	19,000	105,389
MatsukiyoCocokara & Co.	15,660	253,450
Matsuyafoods Holdings Co. Ltd.	800	31,302
Max Co. Ltd.	3,700	89,937
Maxell Ltd.	22,400	280,268
Maxvalu Tokai Co. Ltd.	700	15,064
Mazda Motor Corp.	451,100	3,810,078
McDonald's Holdings Co. Japan Ltd.	16,300	715,955
MCJ Co. Ltd.	33,500	351,162
Mebuki Financial Group, Inc.	1,305,300	5,139,843
Medipal Holdings Corp.	44,800	785,374
MedPeer, Inc.	100	438
Megachips Corp.	8,300	281,747
Megmilk Snow Brand Co. Ltd.	25,300	458,625
Meidensha Corp.	20,300	482,340
MEIJI Holdings Co. Ltd.	236,600	5,875,506
Meiko Electronics Co. Ltd.	57,800	2,460,206
Meisei Industrial Co. Ltd.	8,500	74,254
MEITEC Group Holdings, Inc.	45,000	1,064,582
Meiwa Corp.	3,300	15,427
Menicon Co. Ltd.	17,700	167,090
Mercari, Inc.(1)	56,400	920,038
Micronics Japan Co. Ltd.	17,800	595,689
Mie Kotsu Group Holdings, Inc.	8,000	28,412
Mimasu Semiconductor Industry Co. Ltd.	37,600	951,013
Minebea Mitsumi, Inc.	265,300	5,615,646
Mirait One Corp.	36,300	528,064
Mirarth Holdings, Inc.	16,000	57,168
Miroku Jyoho Service Co. Ltd.	5,500	71,204
MISUMI Group, Inc.	36,300	688,641
Mito Securities Co. Ltd.	2,600	8,078
Mitsuba Corp.	21,400	154,748
Mitsubishi Chemical Group Corp.	1,060,500	6,197,788
Mitsubishi Corp.	516,900	10,760,983
Mitsubishi Electric Corp.	202,000	3,402,900
Mitsubishi Estate Co. Ltd.	38,100	655,508
Mitsubishi Gas Chemical Co., Inc.	14,500	270,913
Mitsubishi HC Capital, Inc.	378,840	2,736,381
Mitsubishi Heavy Industries Ltd.	676,800	9,124,855
Mitsubishi Logisnext Co. Ltd.	15,500	147,041
Mitsubishi Logistics Corp.	119,000	4,196,304
Mitsubishi Materials Corp.	45,000	800,565
Mitsubishi Motors Corp.	230,700	667,434
Mitsubishi Research Institute, Inc.	3,300	96,344
Mitsubishi Shokuhin Co. Ltd.	11,000	399,116
Mitsubishi UFJ Financial Group, Inc., ADR(2)	1,583,626	16,675,582
Mitsui & Co. Ltd.	56,600	1,223,366
Mitsui Chemicals, Inc.	166,600	4,465,269
Mitsui E&S Co. Ltd.(2)	20,000	185,838

Avantis International Equity ETF
	Shares	Value
Mitsui Fudosan Co. Ltd.	539,700	$5,846,028
Mitsui High-Tec, Inc.	12,500	89,991
Mitsui Matsushima Holdings Co. Ltd.(2)	5,300	172,032
Mitsui Mining & Smelting Co. Ltd.	90,900	2,941,125
Mitsui OSK Lines Ltd.	6,800	245,313
Mitsui-Soko Holdings Co. Ltd.	122,000	4,713,305
MIXI, Inc.	16,600	314,457
Miyaji Engineering Group, Inc.	7,500	229,806
Miyazaki Bank Ltd.	4,600	91,742
Mizuho Financial Group, Inc., ADR(2)	2,045,962	8,511,202
Mizuho Leasing Co. Ltd.	102,000	709,931
Mizuho Medy Co. Ltd.	7,600	83,516
Mizuno Corp.	4,400	297,153
Mochida Pharmaceutical Co. Ltd.	2,300	52,291
Modec, Inc.	12,400	266,876
Monex Group, Inc.	51,100	234,698
Monogatari Corp.	60,400	1,471,740
MonotaRO Co. Ltd.	10,400	164,499
Morinaga & Co. Ltd.	38,900	734,562
Morinaga Milk Industry Co. Ltd.	45,700	1,054,784
Morita Holdings Corp.	8,300	106,167
MOS Food Services, Inc.	1,800	42,605
MS&AD Insurance Group Holdings, Inc.	515,400	11,880,265
Mugen Estate Co. Ltd.	9,200	94,599
Murata Manufacturing Co. Ltd.	230,100	4,823,016
Musashi Seimitsu Industry Co. Ltd.	26,400	377,415
Musashino Bank Ltd.	27,000	541,672
Nachi-Fujikoshi Corp.	5,700	120,303
Nafco Co. Ltd.	3,500	63,763
Nagase & Co. Ltd.	31,600	694,540
Nagawa Co. Ltd.(2)	600	30,094
Nagoya Railroad Co. Ltd.	50,700	606,233
Nakayama Steel Works Ltd.	3,300	19,121
Namura Shipbuilding Co. Ltd.(2)	38,900	449,579
Nankai Electric Railway Co. Ltd.	27,800	450,231
Nanto Bank Ltd.	15,400	343,453
NEC Capital Solutions Ltd.	4,400	118,792
NEC Corp.	96,000	8,508,073
NEC Networks & System Integration Corp.	4,200	76,164
NET One Systems Co. Ltd.	45,900	1,071,418
Neturen Co. Ltd.	4,800	34,750
Nexon Co. Ltd.	18,000	355,699
Nextage Co. Ltd.(2)	21,000	298,564
NGK Insulators Ltd.	53,000	710,601
NH Foods Ltd.	25,000	936,756
NHK Spring Co. Ltd.	254,600	2,934,054
Nichias Corp.	23,500	917,044
Nichicon Corp.	18,900	127,748
Nichiha Corp.	13,500	322,381
Nichirei Corp.	41,300	1,235,754
Nichireki Co. Ltd.	7,900	137,003
Nichirin Co. Ltd.	2,400	58,001
NIDEC Corp.	13,518	551,180
Nifco, Inc.	31,000	798,352

Avantis International Equity ETF
	Shares	Value
Nihon Dempa Kogyo Co. Ltd.	13,000	$103,064
Nihon M&A Center Holdings, Inc.	28,300	131,740
Nihon Parkerizing Co. Ltd.	12,300	106,633
Nikkiso Co. Ltd.	24,100	171,033
Nikkon Holdings Co. Ltd.	21,900	559,814
Nikon Corp.(2)	17,700	189,596
Nintendo Co. Ltd.	142,600	7,755,184
Nippn Corp.	9,500	148,181
Nippon Beet Sugar Manufacturing Co. Ltd.	1,200	20,723
Nippon Carbon Co. Ltd.	3,300	99,911
Nippon Chemical Industrial Co. Ltd.	500	10,097
Nippon Chemi-Con Corp.(1)	4,300	35,758
Nippon Coke & Engineering Co. Ltd.	116,900	84,475
Nippon Denko Co. Ltd.	44,300	91,422
Nippon Densetsu Kogyo Co. Ltd.	13,100	166,314
Nippon Electric Glass Co. Ltd.	26,700	637,587
NIPPON EXPRESS HOLDINGS, Inc.	51,100	2,610,181
Nippon Gas Co. Ltd.	11,000	175,610
Nippon Kayaku Co. Ltd.	26,900	239,083
Nippon Light Metal Holdings Co. Ltd.	39,420	446,328
Nippon Paint Holdings Co. Ltd.	3,500	22,178
Nippon Paper Industries Co. Ltd.	23,500	149,264
Nippon Parking Development Co. Ltd.	96,900	139,208
Nippon Road Co. Ltd.	9,500	107,428
Nippon Sanso Holdings Corp.	5,000	172,292
Nippon Seiki Co. Ltd.	19,300	166,170
Nippon Seisen Co. Ltd.	2,500	19,403
Nippon Sheet Glass Co. Ltd.(1)	55,800	140,502
Nippon Shinyaku Co. Ltd.	2,600	62,847
Nippon Shokubai Co. Ltd.	32,000	369,868
Nippon Soda Co. Ltd.	6,800	237,094
Nippon Steel Corp.	348,000	7,941,598
Nippon Telegraph & Telephone Corp.	4,939,100	5,278,890
Nippon Television Holdings, Inc.	22,000	360,513
Nippon Thompson Co. Ltd.	12,000	42,391
Nippon Yakin Kogyo Co. Ltd.	10,100	314,011
Nippon Yusen KK	4,200	152,371
Nipro Corp.	103,400	921,123
Nishimatsu Construction Co. Ltd.	4,800	173,288
Nishi-Nippon Financial Holdings, Inc.	45,700	550,929
Nishi-Nippon Railroad Co. Ltd.	14,700	241,043
Nishio Holdings Co. Ltd.	12,100	350,716
Nissan Chemical Corp.	14,100	484,664
Nissan Motor Co. Ltd.(2)	524,700	1,551,209
Nissan Shatai Co. Ltd.	9,000	59,710
Nissei ASB Machine Co. Ltd.	1,700	58,686
Nissha Co. Ltd.	6,700	96,644
Nisshin Oillio Group Ltd.	19,500	692,993
Nisshin Seifun Group, Inc.	12,700	164,446
Nisshinbo Holdings, Inc.	35,900	240,963
Nissin Corp.	5,800	169,399
Nissin Foods Holdings Co. Ltd.	8,700	227,353
Nisso Holdings Co. Ltd.	100	534
Nissui Corp.	238,200	1,514,210

Avantis International Equity ETF
	Shares	Value
Niterra Co. Ltd.	96,300	$2,868,434
Nitori Holdings Co. Ltd.	4,500	659,383
Nitta Corp.	2,800	73,384
Nittetsu Mining Co. Ltd.	5,800	177,888
Nitto Denko Corp.	111,600	9,358,593
Nittoc Construction Co. Ltd.	2,600	19,125
Noevir Holdings Co. Ltd.	800	31,218
NOF Corp.	11,400	178,258
Nohmi Bosai Ltd.	3,100	49,469
Nojima Corp.	53,600	621,308
NOK Corp.	43,000	707,958
Nomura Co. Ltd.	12,800	74,908
Noritake Co. Ltd.	4,800	131,467
Noritsu Koki Co. Ltd.	14,600	431,638
Noritz Corp.	10,800	144,767
North Pacific Bank Ltd.	126,900	377,308
NPR-RIKEN Corp.	9,200	156,058
NS Solutions Corp.	600	15,284
NS United Kaiun Kaisha Ltd.	4,100	137,257
NSD Co. Ltd.	15,300	334,898
NSK Ltd.	44,800	231,854
NTN Corp.	295,100	558,725
NTT Data Group Corp.	245,000	3,736,337
Obayashi Corp.	373,300	4,800,726
Obic Co. Ltd.	3,500	605,757
Odakyu Electric Railway Co. Ltd.	134,000	1,561,058
Ogaki Kyoritsu Bank Ltd.	4,800	66,024
Ohsho Food Service Corp.	400	22,222
Oiles Corp.	900	13,131
Oisix ra daichi, Inc.(1)	9,600	85,292
Oji Holdings Corp.	230,900	924,054
Okamoto Industries, Inc.	300	10,474
Okamoto Machine Tool Works Ltd.	1,800	47,546
Okamura Corp.	12,200	165,742
Okasan Securities Group, Inc.	31,200	139,083
Oki Electric Industry Co. Ltd.	54,800	385,303
Okinawa Cellular Telephone Co.	8,300	237,063
Okinawa Financial Group, Inc.	3,700	62,557
OKUMA Corp.	3,600	150,328
Okumura Corp.	92,000	2,933,474
Okura Industrial Co. Ltd.	1,700	30,799
Olympus Corp.	195,600	3,577,059
Omron Corp.	6,600	273,721
Ono Pharmaceutical Co. Ltd.	110,000	1,626,167
Onoken Co. Ltd.	1,400	14,973
Onward Holdings Co. Ltd.	67,700	251,307
OPEN Group, Inc.(1)	100	153
Open House Group Co. Ltd.	19,000	751,143
Optorun Co. Ltd.	10,600	134,392
Oracle Corp.	2,200	199,234
Organo Corp.	5,900	271,525
Orient Corp.	7,520	49,252
Oriental Land Co. Ltd.	72,400	1,979,962
Oriental Shiraishi Corp.	61,100	158,135

Avantis International Equity ETF
	Shares	Value
ORIX Corp., ADR	69,581	$8,704,583
Oro Co. Ltd.	900	14,102
Osaka Gas Co. Ltd.	17,100	422,366
Osaka Organic Chemical Industry Ltd.	1,800	40,984
Osaka Steel Co. Ltd.	3,100	69,386
Osaki Electric Co. Ltd.	2,200	10,378
OSG Corp.	11,500	160,352
Otsuka Corp.	29,000	689,918
Otsuka Holdings Co. Ltd.	25,500	1,503,344
Pacific Industrial Co. Ltd.	24,800	244,826
Pack Corp.	3,300	86,090
PAL GROUP Holdings Co. Ltd.	29,200	470,837
PALTAC Corp.	8,700	267,379
Pan Pacific International Holdings Corp.	151,400	3,875,638
Panasonic Holdings Corp.	521,500	4,381,607
Paramount Bed Holdings Co. Ltd.	22,000	390,309
Park24 Co. Ltd.(1)	37,200	445,954
Pasona Group, Inc.(2)	4,200	65,910
PCA Corp.	300	4,296
Pegasus Co. Ltd.	4,300	15,399
Penta-Ocean Construction Co. Ltd.	231,900	1,022,304
PeptiDream, Inc.(1)	51,400	907,993
Persol Holdings Co. Ltd.	278,000	544,560
Pigeon Corp.	1,300	14,058
PILLAR Corp.	11,300	338,624
Pilot Corp.	6,400	189,270
Piolax, Inc.	7,700	124,798
Plus Alpha Consulting Co. Ltd.	3,200	41,477
Pola Orbis Holdings, Inc.	1,700	17,169
Pole To Win Holdings, Inc.	2,400	7,022
Premium Group Co. Ltd.	9,200	132,100
Press Kogyo Co. Ltd.	53,200	222,202
Prestige International, Inc.	21,900	117,357
Prima Meat Packers Ltd.	12,200	193,100
Procrea Holdings, Inc.	6,200	78,433
Qol Holdings Co. Ltd.	5,400	54,113
Quick Co. Ltd.	1,500	22,534
Raito Kogyo Co. Ltd.	22,100	330,423
Raiznext Corp.	5,200	61,143
Rakus Co. Ltd.	5,200	86,229
Rakuten Group, Inc.(1)	77,500	550,835
Rasa Industries Ltd.	1,100	21,051
Recruit Holdings Co. Ltd.	155,100	9,672,334
Relo Group, Inc.	86,000	1,132,617
Remixpoint, Inc.(1)	1,300	1,474
Renesas Electronics Corp.	170,700	2,971,797
Renewable Japan Co. Ltd.(1)(2)	3,300	14,270
Rengo Co. Ltd.	125,000	862,606
RENOVA, Inc.(1)(2)	5,600	39,914
Resona Holdings, Inc.	861,956	6,129,831
Resonac Holdings Corp.	37,400	919,965
Resorttrust, Inc.	56,500	1,080,246
Restar Corp.	6,100	120,660
Retail Partners Co. Ltd.	7,300	72,144

Avantis International Equity ETF
	Shares	Value
Ricoh Co. Ltd.	525,100	$5,522,601
Ricoh Leasing Co. Ltd.	8,300	291,890
Riken Technos Corp.	2,700	19,101
Riken Vitamin Co. Ltd.	2,800	51,513
Rinnai Corp.	9,400	211,392
Riso Kagaku Corp.	200	4,683
Riso Kyoiku Co. Ltd.(2)	35,300	59,684
Rohm Co. Ltd.	44,400	560,808
Rohto Pharmaceutical Co. Ltd.	125,100	2,993,241
Round One Corp.	153,200	934,893
Royal Holdings Co. Ltd.(2)	11,900	197,183
Ryobi Ltd.	21,200	295,413
RYODEN Corp.	4,400	78,350
Ryohin Keikaku Co. Ltd.	126,500	2,382,093
Ryoyo Ryosan Holdings, Inc.	12,936	246,460
S Foods, Inc.	13,400	247,267
Saizeriya Co. Ltd.	17,000	593,968
Sakai Chemical Industry Co. Ltd.	2,900	52,660
Sakai Moving Service Co. Ltd.	9,100	162,004
Sakata INX Corp.	11,100	129,257
Sakura Internet, Inc.(2)	16,100	383,889
Sala Corp.	20,800	119,787
San Holdings, Inc.	800	6,531
San ju San Financial Group, Inc.	300	3,752
San-A Co. Ltd.	10,600	183,860
San-Ai Obbli Co. Ltd.	34,500	479,245
Sangetsu Corp.	34,000	677,765
San-In Godo Bank Ltd.	49,700	448,907
Sanki Engineering Co. Ltd.	8,600	137,679
Sankyo Co. Ltd.	388,400	5,598,257
Sankyu, Inc.	19,600	643,335
Sanoh Industrial Co. Ltd.	15,600	90,565
Santen Pharmaceutical Co. Ltd.	73,900	953,314
Sanwa Holdings Corp.	195,900	4,493,508
Sanyo Chemical Industries Ltd.	1,800	49,732
Sanyo Denki Co. Ltd.	3,700	230,829
Sanyo Electric Railway Co. Ltd.	2,700	37,875
Sanyo Shokai Ltd.	3,000	50,599
Sanyo Special Steel Co. Ltd.	7,500	100,470
Sanyo Trading Co. Ltd.	100	1,045
Sato Holdings Corp.	5,800	82,043
Sawai Group Holdings Co. Ltd.	25,300	1,079,540
SBI Holdings, Inc.	153,500	3,777,669
SBS Holdings, Inc.	7,300	128,973
SCREEN Holdings Co. Ltd.	76,300	5,785,572
Scroll Corp.	10,100	68,842
SCSK Corp.	21,800	438,391
SEC Carbon Ltd.	2,500	39,234
Secom Co. Ltd.	30,300	2,210,918
Sega Sammy Holdings, Inc.	49,500	869,407
Seibu Holdings, Inc.(2)	54,500	1,172,249
Seika Corp.	600	16,678
Seikagaku Corp.	7,200	42,027
Seiko Epson Corp.	72,300	1,351,828

Avantis International Equity ETF
	Shares	Value
Seiko Group Corp.	22,900	$629,913
Seino Holdings Co. Ltd.	53,100	844,448
Seiren Co. Ltd.	19,600	316,675
Sekisui Chemical Co. Ltd.	368,500	5,623,390
Sekisui House Ltd.	57,800	1,493,952
Sekisui Jushi Corp.	6,500	107,019
Senko Group Holdings Co. Ltd.	42,400	346,818
Senshu Electric Co. Ltd.	5,400	194,379
Senshu Ikeda Holdings, Inc.	120,100	299,124
Seria Co. Ltd.	16,800	389,633
Seven & i Holdings Co. Ltd.	469,700	6,765,472
Seven Bank Ltd.	155,700	308,031
SG Holdings Co. Ltd.	25,100	271,687
Sharp Corp.(1)	19,200	132,081
Shibaura Electronics Co. Ltd.	1,800	40,728
Shibaura Mechatronics Corp.	9,000	538,314
Shibuya Corp.	1,500	37,597
SHIFT, Inc.(1)	300	28,160
Shiga Bank Ltd.	16,900	395,387
Shikoku Bank Ltd.	3,300	23,008
Shikoku Kasei Holdings Corp.	3,300	46,182
Shimadzu Corp.	26,500	885,376
Shimamura Co. Ltd.	6,600	352,406
Shimano, Inc.	2,400	453,435
Shimizu Corp.	214,900	1,440,767
Shin Nippon Air Technologies Co. Ltd.	2,700	66,501
Shin Nippon Biomedical Laboratories Ltd.	1,700	14,142
Shinagawa Refractories Co. Ltd.	10,600	127,366
Shindengen Electric Manufacturing Co. Ltd.	300	5,228
Shin-Etsu Chemical Co. Ltd.	381,700	16,897,164
Shin-Etsu Polymer Co. Ltd.	1,900	20,410
Shinko Electric Industries Co. Ltd.	40,100	1,551,346
Shinmaywa Industries Ltd.	15,500	144,431
Shinnihon Corp.	4,700	53,433
Shinsho Corp.	2,400	128,416
Shinwa Co. Ltd.	3,200	56,128
Shionogi & Co. Ltd.	46,600	2,170,724
Ship Healthcare Holdings, Inc.	42,600	641,051
Shiseido Co. Ltd.	22,132	493,220
Shizuoka Financial Group, Inc.	75,600	674,873
SHO-BOND Holdings Co. Ltd.	2,300	88,627
Shoei Co. Ltd.	17,000	272,974
Shofu, Inc.	400	14,201
Showa Sangyo Co. Ltd.	9,300	193,359
SIGMAXYZ Holdings, Inc.	17,500	177,803
Siix Corp.	13,800	107,717
Sinanen Holdings Co. Ltd.	1,000	38,923
Sinfonia Technology Co. Ltd.	14,800	448,273
Sinko Industries Ltd.	5,300	164,663
Sintokogio Ltd.	13,300	96,116
SK-Electronics Co. Ltd.	4,900	89,324
SKY Perfect JSAT Holdings, Inc.	90,100	533,762
Skylark Holdings Co. Ltd.	4,900	75,086
SMC Corp.	1,895	878,840

Avantis International Equity ETF
	Shares	Value
SMS Co. Ltd.	7,800	$117,382
Soda Nikka Co. Ltd.	6,700	54,141
Sodick Co. Ltd.	10,600	56,668
SoftBank Corp.	371,500	5,197,891
SoftBank Group Corp.	83,100	4,824,589
Softcreate Holdings Corp.	4,000	46,542
Sohgo Security Services Co. Ltd.	34,000	241,783
Sojitz Corp.	203,680	4,894,970
Soken Chemical & Engineering Co. Ltd.	500	10,938
Soliton Systems KK	200	1,499
Sompo Holdings, Inc.	261,200	6,167,486
Sony Group Corp., ADR	206,026	20,099,897
Sotetsu Holdings, Inc.	31,800	531,566
Sparx Group Co. Ltd.	4,840	47,475
Square Enix Holdings Co. Ltd.	5,500	203,299
SRA Holdings	300	9,087
Stanley Electric Co. Ltd.	10,000	192,498
Star Micronics Co. Ltd.	8,600	115,967
Starts Corp., Inc.	20,900	482,797
Stella Chemifa Corp.	2,500	69,335
Studio Alice Co. Ltd.	2,000	27,629
Subaru Corp.	219,400	4,208,218
Sugi Holdings Co. Ltd.	6,300	108,952
SUMCO Corp.	338,100	3,905,806
Sumida Corp.	17,300	112,756
Sumitomo Bakelite Co. Ltd.	25,600	684,196
Sumitomo Chemical Co. Ltd.	1,456,800	4,194,168
Sumitomo Corp.	141,700	3,369,398
Sumitomo Densetsu Co. Ltd.	8,200	201,781
Sumitomo Electric Industries Ltd.	268,300	4,472,491
Sumitomo Forestry Co. Ltd.	30,900	1,291,727
Sumitomo Heavy Industries Ltd.	23,700	555,135
Sumitomo Metal Mining Co. Ltd.	36,300	1,005,991
Sumitomo Mitsui Construction Co. Ltd.	45,200	118,541
Sumitomo Mitsui Financial Group, Inc., ADR(2)	1,112,768	14,721,921
Sumitomo Mitsui Trust Holdings, Inc.	229,200	5,711,635
Sumitomo Osaka Cement Co. Ltd.	131,600	3,500,708
Sumitomo Realty & Development Co. Ltd.	48,600	1,664,750
Sumitomo Riko Co. Ltd.	19,900	213,727
Sumitomo Rubber Industries Ltd.	81,600	835,887
Sumitomo Seika Chemicals Co. Ltd.	5,400	195,272
Sumitomo Warehouse Co. Ltd.	26,200	472,729
Sun Frontier Fudousan Co. Ltd.	18,200	229,857
Sundrug Co. Ltd.	38,700	1,126,630
Suntory Beverage & Food Ltd.	10,400	382,443
Sun-Wa Technos Corp.	4,000	57,338
SUNWELS Co. Ltd.	6,000	119,573
Suruga Bank Ltd.(2)	72,300	586,777
Suzuken Co. Ltd.	34,400	1,219,117
Suzuki Motor Corp.	280,000	3,292,131
SWCC Corp.	25,600	952,183
Sysmex Corp.	16,800	325,795
Systena Corp.	157,200	422,088
Syuppin Co. Ltd.	11,400	111,722

Avantis International Equity ETF
	Shares	Value
T RAD Co. Ltd.	900	$23,572
T&D Holdings, Inc.	150,800	2,555,020
Tachibana Eletech Co. Ltd.	12,000	224,808
Tachi-S Co. Ltd.	29,400	397,948
Tadano Ltd.	17,200	116,521
Taihei Dengyo Kaisha Ltd.	4,400	167,168
Taiheiyo Cement Corp.	144,400	3,294,711
Taikisha Ltd.	12,100	409,757
Taisei Corp.	132,400	6,015,881
Taisei Lamick Co. Ltd.	100	1,847
Taiyo Holdings Co. Ltd.	7,600	193,741
Taiyo Yuden Co. Ltd.(2)	170,800	4,266,737
Takamatsu Construction Group Co. Ltd.	4,500	92,313
Takaoka Toko Co. Ltd.	2,800	35,931
Takara & Co. Ltd.	2,300	45,585
Takara Bio, Inc.	5,600	40,005
Takara Holdings, Inc.	1,700	13,320
Takara Standard Co. Ltd.	17,900	195,932
Takasago International Corp.	2,500	81,942
Takasago Thermal Engineering Co. Ltd.	29,700	1,081,288
Takashimaya Co. Ltd.	181,200	1,394,701
Takeda Pharmaceutical Co. Ltd., ADR(2)	258,588	3,850,375
Takeuchi Manufacturing Co. Ltd.	17,500	521,583
Takuma Co. Ltd.	700	7,813
Tamron Co. Ltd.	29,800	960,397
Tayca Corp.	200	2,336
TBS Holdings, Inc.	11,200	312,162
TDC Soft, Inc.	2,800	23,238
TDK Corp.	148,700	10,135,649
TechMatrix Corp.	15,900	266,275
TechnoPro Holdings, Inc.	18,300	369,888
Teijin Ltd.	451,900	4,233,545
Teikoku Electric Manufacturing Co. Ltd.	4,400	80,510
Tekken Corp.	2,600	43,150
Tenma Corp.	500	9,201
Tera Probe, Inc.	2,900	84,661
Terumo Corp.	25,600	476,018
T-Gaia Corp.(2)	6,300	158,660
THK Co. Ltd.	24,700	459,015
TIS, Inc.	180,400	4,521,008
TKC Corp.	4,300	115,970
Toa Corp.	31,400	202,374
TOA ROAD Corp.	12,500	117,510
Toagosei Co. Ltd.	24,000	261,153
Tobishima Corp.	700	6,885
Tobu Railway Co. Ltd.	56,100	968,481
TOC Co. Ltd.	600	2,790
Tocalo Co. Ltd.	23,300	295,750
Tochigi Bank Ltd.	18,200	35,643
Toda Corp.	105,900	732,696
Toei Animation Co. Ltd.(2)	1,000	21,476
Toei Co. Ltd.	2,500	73,381
Toho Bank Ltd.	24,600	46,443
Toho Co. Ltd.	2,400	92,260

Avantis International Equity ETF
	Shares	Value
Toho Co. Ltd.	1,100	$22,380
Toho Holdings Co. Ltd.	46,400	1,531,190
Tohoku Electric Power Co., Inc.	55,300	503,341
Tokai Carbon Co. Ltd.	58,000	355,446
Tokai Corp.	800	12,545
TOKAI Holdings Corp.	52,900	359,251
Tokai Rika Co. Ltd.	33,100	452,644
Tokai Tokyo Financial Holdings, Inc.	55,900	200,379
Token Corp.	2,800	219,266
Tokio Marine Holdings, Inc.	374,100	14,236,183
Tokushu Tokai Paper Co. Ltd.	100	2,532
Tokuyama Corp.	31,400	606,865
Tokyo Century Corp.	18,800	205,194
Tokyo Electric Power Co. Holdings, Inc.(1)	716,400	3,417,048
Tokyo Electron Ltd.	69,100	12,436,639
Tokyo Gas Co. Ltd.	63,000	1,575,988
Tokyo Kiraboshi Financial Group, Inc.	21,500	678,785
Tokyo Ohka Kogyo Co. Ltd.	21,300	535,784
Tokyo Steel Manufacturing Co. Ltd.	23,400	321,028
Tokyo Tatemono Co. Ltd.	39,000	651,555
Tokyotokeiba Co. Ltd.	6,900	195,629
Tokyu Construction Co. Ltd.	32,800	167,566
Tokyu Corp.	36,700	448,934
Tokyu Fudosan Holdings Corp.	387,100	2,797,697
TOMONY Holdings, Inc.	44,800	123,394
Tomy Co. Ltd.	60,100	1,433,211
Topcon Corp.	4,000	42,354
TOPPAN Holdings, Inc.	66,200	1,998,758
Topre Corp.	24,800	328,857
Topy Industries Ltd.	4,400	62,666
Toray Industries, Inc.	754,800	3,901,420
Toridoll Holdings Corp.(2)	99,000	2,513,980
Torii Pharmaceutical Co. Ltd.	1,300	32,955
Torishima Pump Manufacturing Co. Ltd.	4,600	88,952
Toshiba TEC Corp.	5,800	139,379
Tosoh Corp.	62,500	806,328
Totech Corp.	12,200	208,753
Totetsu Kogyo Co. Ltd.	10,200	237,693
TOTO Ltd.	7,400	256,837
Towa Corp.	11,500	595,214
Towa Pharmaceutical Co. Ltd.	1,200	24,217
Toyo Construction Co. Ltd.	18,500	181,891
Toyo Corp.	900	9,739
Toyo Engineering Corp.	7,700	38,761
Toyo Gosei Co. Ltd.	2,300	136,055
Toyo Kanetsu KK	2,100	59,352
Toyo Securities Co. Ltd.	2,800	8,369
Toyo Seikan Group Holdings Ltd.	56,000	892,297
Toyo Suisan Kaisha Ltd.	3,100	194,211
Toyo Tire Corp.	83,800	1,239,798
Toyobo Co. Ltd.	29,500	202,322
Toyoda Gosei Co. Ltd.	29,700	536,719
Toyota Boshoku Corp.	16,200	216,362
Toyota Industries Corp.	9,100	721,040

Avantis International Equity ETF
	Shares	Value
Toyota Motor Corp., ADR	168,875	$32,052,475
Toyota Tsusho Corp.	171,800	3,319,901
TPR Co. Ltd.	12,900	207,467
Traders Holdings Co. Ltd.	7,000	42,119
Trancom Co. Ltd.	1,600	77,335
Transcosmos, Inc.	14,500	354,036
TRE Holdings Corp.	13,196	154,535
Trend Micro, Inc.	119,300	7,172,669
Trusco Nakayama Corp.	25,200	411,601
TS Tech Co. Ltd.	37,500	479,508
TSI Holdings Co. Ltd.	17,400	110,502
Tsubakimoto Chain Co.	26,800	1,121,585
Tsuburaya Fields Holdings, Inc.(2)	19,800	294,803
Tsukuba Bank Ltd.	33,500	61,391
Tsumura & Co.	6,500	179,927
Tsuruha Holdings, Inc.	2,000	121,040
Tsuzuki Denki Co. Ltd.	3,800	61,524
TV Asahi Holdings Corp.	9,100	124,724
Tv Tokyo Holdings Corp.	2,800	74,112
UACJ Corp.	11,500	396,773
UBE Corp.	39,100	714,397
Uchida Yoko Co. Ltd.	4,400	225,999
U-Next Holdings Co. Ltd.	3,000	116,975
Unicharm Corp.	9,500	329,609
Unipres Corp.	16,500	137,875
United Arrows Ltd.	13,400	200,692
United Super Markets Holdings, Inc.	7,000	41,460
UNITED, Inc.	400	2,302
Universal Entertainment Corp.	8,000	75,851
Ushio, Inc.	6,100	87,078
USS Co. Ltd.	514,500	4,724,248
UT Group Co. Ltd.	20,700	403,015
Valor Holdings Co. Ltd.	18,100	280,535
Valqua Ltd.	2,800	66,587
ValueCommerce Co. Ltd.	13,100	102,821
Vector, Inc.	12,700	82,398
Vertex Corp.	4,200	63,803
Vision, Inc.	10,800	97,826
Visional, Inc.(1)	4,800	294,211
Vital KSK Holdings, Inc.	10,900	93,605
VT Holdings Co. Ltd.	4,400	15,128
Wacoal Holdings Corp.	7,400	219,325
Wacom Co. Ltd.	29,800	143,306
Wakachiku Construction Co. Ltd.	3,300	83,915
Wakita & Co. Ltd.	10,600	118,287
Warabeya Nichiyo Holdings Co. Ltd.	6,400	104,293
WATAMI Co. Ltd.	5,900	36,571
WDB Holdings Co. Ltd.	800	9,640
Welcia Holdings Co. Ltd.	10,200	140,564
West Holdings Corp.	13,400	249,152
West Japan Railway Co.	54,900	1,046,933
Will Group, Inc.	200	1,305
World Co. Ltd.	9,000	124,349
Xebio Holdings Co. Ltd.	6,900	60,632

Avantis International Equity ETF
	Shares	Value
Yahagi Construction Co. Ltd.	5,900	$67,649
Yakult Honsha Co. Ltd.	44,300	935,946
YAKUODO Holdings Co. Ltd.	500	8,909
YAMABIKO Corp.	13,500	216,038
Yamada Holdings Co. Ltd.	305,700	948,515
Yamae Group Holdings Co. Ltd.	10,200	139,455
Yamagata Bank Ltd.	1,400	10,511
Yamaguchi Financial Group, Inc.	80,400	935,429
Yamaha Corp.	3,900	94,130
Yamaha Motor Co. Ltd.	532,600	4,667,112
Yamaichi Electronics Co. Ltd.	11,300	216,621
Yamanashi Chuo Bank Ltd.	1,900	22,691
Yamato Holdings Co. Ltd.	25,200	292,673
Yamato Kogyo Co. Ltd.	3,900	194,798
Yamazaki Baking Co. Ltd.	67,000	1,240,138
Yamazen Corp.	16,500	155,753
Yaoko Co. Ltd.	8,100	531,016
Yaskawa Electric Corp.	14,100	469,803
Yellow Hat Ltd.	18,400	322,110
Yodogawa Steel Works Ltd.	6,700	265,618
Yokogawa Bridge Holdings Corp.	17,000	312,290
Yokogawa Electric Corp.	13,100	369,497
Yokohama Rubber Co. Ltd.	32,400	741,532
Yokorei Co. Ltd.	13,800	97,014
Yokowo Co. Ltd.	1,900	21,688
Yondenko Corp.	1,200	31,705
Yonex Co. Ltd.	6,400	84,583
Yoshinoya Holdings Co. Ltd.	20,400	425,980
Yotai Refractories Co. Ltd.	100	1,214
Yuasa Trading Co. Ltd.	51,400	1,822,959
Yurtec Corp.	5,200	51,645
Zenkoku Hosho Co. Ltd.	8,200	331,249
Zenrin Co. Ltd.	3,000	18,064
Zensho Holdings Co. Ltd.	24,167	1,261,971
Zeon Corp.	26,600	220,501
ZERIA Pharmaceutical Co. Ltd.	9,900	156,894
ZIGExN Co. Ltd.	11,900	46,394
ZOZO, Inc.	8,800	280,190
Zuiko Corp.	2,700	22,858
		1,119,243,348
Netherlands — 4.1%
Aalberts NV	83,116	3,249,216
ABN AMRO Bank NV, CVA	291,938	5,017,576
Adyen NV(1)	3,898	5,752,681
Aegon Ltd.	797,674	4,873,788
AerCap Holdings NV	93,487	9,107,503
Akzo Nobel NV	83,596	5,347,939
Allfunds Group PLC	1,256	7,567
AMG Critical Materials NV	22,456	371,095
Arcadis NV	16,924	1,243,413
ASM International NV	14,287	9,727,706
ASML Holding NV, NY Shares	54,280	49,062,064
ASR Nederland NV	139,150	6,819,464
Basic-Fit NV(1)(2)	35,619	887,762

Avantis International Equity ETF
	Shares	Value
BE Semiconductor Industries NV	25,740	$3,394,454
Brunel International NV(2)	4,956	52,451
Coca-Cola Europacific Partners PLC	57,281	4,610,548
Constellium SE(1)	15,340	257,252
Corbion NV	17,666	447,435
DSM-Firmenich AG	51,872	7,081,629
Flow Traders Ltd.(2)	10,254	198,212
ForFarmers NV	1,350	4,572
Fugro NV	89,505	2,237,542
Heineken Holding NV	3,851	290,423
Heineken NV	38,517	3,475,161
IMCD NV	4,118	674,353
ING Groep NV, ADR	984,611	17,929,766
InPost SA(1)	78,754	1,455,060
Just Eat Takeaway.com NV(1)	149,465	2,197,223
Kendrion NV	2,268	32,690
Koninklijke Ahold Delhaize NV	422,995	14,554,478
Koninklijke BAM Groep NV	136,936	572,612
Koninklijke Heijmans NV, CVA	14,452	412,658
Koninklijke KPN NV	1,721,991	7,032,928
Koninklijke Philips NV, NY Shares(1)	181,742	5,483,156
Koninklijke Vopak NV	100,063	4,599,829
NN Group NV	184,868	9,067,098
OCI NV	94,278	2,991,949
Pharming Group NV(1)(2)	86,458	67,531
Prosus NV(1)	195,169	7,234,435
Randstad NV	18,238	879,797
SBM Offshore NV	39,252	742,209
SIF Holding NV(1)	702	8,967
Sligro Food Group NV	8,042	115,819
TKH Group NV, CVA	22,084	905,846
Universal Music Group NV	230,401	6,028,106
Van Lanschot Kempen NV	10,300	474,652
Wolters Kluwer NV	47,839	8,180,807
		215,159,422
New Zealand — 0.2%
Air New Zealand Ltd.	441,352	150,370
Arvida Group Ltd.	63,083	65,541
Auckland International Airport Ltd.(2)	214,646	1,019,283
Channel Infrastructure NZ Ltd.	2,544	2,691
Chorus Ltd.(2)	356,402	1,902,903
Contact Energy Ltd.	166,398	867,038
EBOS Group Ltd.	22,421	491,201
Fisher & Paykel Healthcare Corp. Ltd.	55,138	1,230,725
Fletcher Building Ltd.(2)	227,596	437,882
Genesis Energy Ltd.	53,599	73,984
Hallenstein Glasson Holdings Ltd.	3,392	12,652
Heartland Group Holdings Ltd.	32,786	22,189
Infratil Ltd.	46,257	319,456
KMD Brands Ltd.	94,852	33,797
Mercury NZ Ltd.	57,250	224,251
Meridian Energy Ltd.	191,199	758,638
NZX Ltd.	4,193	3,440
Oceania Healthcare Ltd.(1)	83,326	42,245

Avantis International Equity ETF
	Shares	Value
Restaurant Brands New Zealand Ltd.(1)	933	$2,019
Ryman Healthcare Ltd.(1)(2)	131,774	400,245
Skellerup Holdings Ltd.	5,129	15,706
SKYCITY Entertainment Group Ltd.(2)	281,947	262,626
Spark New Zealand Ltd.	1,310,896	2,934,771
Summerset Group Holdings Ltd.	47,330	338,136
TOWER Ltd.	29,792	21,390
Vista Group International Ltd.(1)	6	11
		11,633,190
Norway — 0.8%
2020 Bulkers Ltd.	10,286	132,295
ABG Sundal Collier Holding ASA	4,553	2,800
Aker BP ASA	23,464	562,103
Aker Horizons ASA(1)	143	32
Aker Solutions ASA	26,621	111,638
AMSC ASA	2,356	6,498
Atea ASA(1)	8,191	111,578
Austevoll Seafood ASA	7,023	62,835
Axactor ASA(1)	598	253
B2 Impact ASA	18,817	14,928
Bakkafrost P	1,289	69,785
Belships ASA	48,780	90,997
Bluenord ASA(1)	10,409	470,197
Bonheur ASA	3,589	93,671
Borr Drilling Ltd.(1)	27,304	161,762
Borregaard ASA	9,187	170,552
BW LPG Ltd.	36,660	573,867
BW Offshore Ltd.	32,091	87,349
Cadeler AS(1)	10	66
DNB Bank ASA	196,546	4,151,890
DNO ASA	228,622	256,775
DOF Group ASA(1)	47,234	439,058
Entra ASA(1)	8,571	106,434
Equinor ASA, ADR	181,560	4,882,148
Europris ASA	31,127	195,488
FLEX LNG Ltd.	8,993	240,047
Frontline PLC	34,952	843,741
Gjensidige Forsikring ASA	8,308	147,130
Golden Ocean Group Ltd.	39,604	488,251
Grieg Seafood ASA	6,083	28,941
Hafnia Ltd.	76,103	615,718
Hexagon Composites ASA(1)	22	84
Hexagon Purus ASA(1)	11	11
Himalaya Shipping Ltd.(1)	413	3,114
Hoegh Autoliners ASA	44,092	491,506
Kid ASA	3,153	45,437
Kitron ASA	36,927	121,140
Kongsberg Automotive ASA(1)	89,738	11,813
Kongsberg Gruppen ASA	16,086	1,699,941
Leroy Seafood Group ASA	10,584	50,117
Mowi ASA	39,990	695,707
MPC Container Ships ASA	263,020	550,188
Multiconsult ASA	239	4,132
Norsk Hydro ASA	605,836	3,380,642

Avantis International Equity ETF
	Shares	Value
Norske Skog ASA	1,618	$5,841
Norwegian Air Shuttle ASA	418,419	435,209
Odfjell Drilling Ltd.	26,851	134,840
Odfjell Technology Ltd.	2,866	14,874
Orkla ASA	34,028	302,512
Panoro Energy ASA	14,083	38,986
Pareto Bank ASA	2,473	15,424
Petronor E&P ASA(1)	898	772
Protector Forsikring ASA	11,708	249,916
RAK Petroleum PLC(1)	804	1
Rana Gruber ASA	8,236	53,580
Salmar ASA	5,397	280,223
Scatec ASA(1)	38,649	294,149
Schibsted ASA, B Shares	104,182	2,992,545
Schibsted ASA, Class A	15,181	465,029
SpareBank 1 Nord Norge	22,139	226,508
Sparebank 1 Oestlandet	4,121	56,251
SpareBank 1 SMN	31,987	473,635
SpareBank 1 Sorost-Norge	2,242	14,695
SpareBank 1 SR-Bank ASA	8,851	113,426
Sparebanken Vest	6,101	76,044
Stolt-Nielsen Ltd.	8,776	349,272
Storebrand ASA	414,474	4,463,905
Subsea 7 SA	171,369	3,061,426
Telenor ASA	66,764	827,067
TGS ASA	68,744	787,890
TOMRA Systems ASA	16,586	256,441
Veidekke ASA	1,460	17,002
Wallenius Wilhelmsen ASA	24,995	258,002
Yara International ASA	37,231	1,082,107
		39,520,231
Portugal — 0.2%
Banco Comercial Portugues SA, R Shares	1,381,354	636,748
CTT-Correios de Portugal SA	22,989	113,801
EDP Renovaveis SA	7,225	115,578
EDP SA	691,872	2,909,030
Galp Energia SGPS SA	297,058	6,171,060
Jeronimo Martins SGPS SA	17,890	331,456
Mota-Engil SGPS SA	23,506	80,210
Navigator Co. SA	13,250	54,106
NOS SGPS SA	16,900	67,300
REN - Redes Energeticas Nacionais SGPS SA	154,285	403,725
Sonae SGPS SA	124,809	130,856
		11,013,870
Singapore — 1.3%
Avarga Ltd.(1)	95,300	14,294
Aztech Global Ltd.	33,900	25,078
Boustead Singapore Ltd.	1,000	775
Bumitama Agri Ltd.	141,800	78,745
Capitaland India Trust	280,789	243,350
CapitaLand Investment Ltd.(2)	450,700	936,250
Centurion Corp. Ltd.	1,800	1,002
China Sunsine Chemical Holdings Ltd.	46,600	14,103
City Developments Ltd.	123,700	495,362

Avantis International Equity ETF
	Shares	Value
ComfortDelGro Corp. Ltd.	2,431,100	$2,650,220
DBS Group Holdings Ltd.	387,423	10,818,514
Far East Orchard Ltd.	10,200	7,807
First Resources Ltd.	240,200	272,605
Frencken Group Ltd.(2)	236,700	233,906
Geo Energy Resources Ltd.	458,400	91,472
Golden Agri-Resources Ltd.	4,148,200	842,044
Grab Holdings Ltd., Class A(1)	158,829	511,429
GuocoLand Ltd.	16,800	19,689
Hong Fok Corp. Ltd.	75,300	45,047
Hong Leong Asia Ltd.	13,900	8,571
Hour Glass Ltd.	52,500	61,506
Hutchison Port Holdings Trust, U Shares	2,192,700	282,933
iFAST Corp. Ltd.	54,500	295,592
Indofood Agri Resources Ltd.	80,500	19,433
ISDN Holdings Ltd.	26,800	5,549
Japfa Ltd.(1)	80,400	21,607
Jardine Cycle & Carriage Ltd.(2)	37,900	803,521
Keppel Infrastructure Trust	467,565	165,107
Keppel Ltd.	802,400	3,793,841
Mewah International, Inc.	26,100	5,700
Micro-Mechanics Holdings Ltd.	3,100	3,653
Netlink NBN Trust	378,800	254,179
Olam Group Ltd.(2)	123,300	106,992
OUE Ltd.	21,900	17,453
Oversea-Chinese Banking Corp. Ltd.	829,331	9,244,116
Oxley Holdings Ltd.(1)	19,100	1,096
QAF Ltd.	19,700	12,452
Raffles Medical Group Ltd.	227,500	157,956
Rex International Holding Ltd.(1)(2)	765,300	58,849
Riverstone Holdings Ltd.	250,700	172,066
Samudera Shipping Line Ltd.	301,000	183,398
SATS Ltd.	107,198	300,378
Sea Ltd., ADR(1)	23,865	1,868,868
Seatrium Ltd.(1)(2)	426,168	484,088
Sembcorp Industries Ltd.	216,000	816,914
Sheng Siong Group Ltd.	275,400	318,784
Sing Investments & Finance Ltd.	1,500	1,163
Singapore Airlines Ltd.(2)	521,450	2,509,798
Singapore Exchange Ltd.	550,200	4,564,440
Singapore Post Ltd.	556,600	183,540
Singapore Technologies Engineering Ltd.	399,900	1,363,566
Singapore Telecommunications Ltd.	1,927,100	4,621,635
Stamford Land Corp. Ltd.	18,400	5,220
StarHub Ltd.	155,300	146,378
Straits Trading Co. Ltd.	3,700	3,800
Super Hi International Holding Ltd.(1)(2)	68,000	110,050
Tuan Sing Holdings Ltd.	131,493	23,213
UMS Holdings Ltd.(2)	187,900	147,176
United Overseas Bank Ltd.	366,600	8,812,697
UOL Group Ltd.	643,000	2,651,051
Venture Corp. Ltd.	72,400	778,138
Wilmar International Ltd.	553,700	1,331,763
Wing Tai Holdings Ltd.	5,400	5,297

Avantis International Equity ETF
	Shares	Value
Yangzijiang Financial Holding Ltd.	908,900	$243,768
Yangzijiang Shipbuilding Holdings Ltd.	3,074,800	5,879,738
Yanlord Land Group Ltd.(1)	232,400	74,003
Yoma Strategic Holdings Ltd.(1)	478,000	37,458
		70,260,186
Spain — 2.3%
Acciona SA	14,734	1,986,621
Acerinox SA	215,122	2,261,095
ACS Actividades de Construccion y Servicios SA	82,217	3,733,504
Aena SME SA	30,453	6,128,542
Almirall SA	14,777	144,731
Amadeus IT Group SA	59,239	3,997,209
Atresmedia Corp. de Medios de Comunicacion SA	28,283	143,187
Audax Renovables SA(1)	28,268	59,434
Banco Bilbao Vizcaya Argentaria SA, ADR	1,444,361	15,382,445
Banco de Sabadell SA	3,515,905	7,544,822
Banco Santander SA, ADR	2,949,930	14,690,651
Bankinter SA	326,760	2,885,632
CaixaBank SA	859,472	5,176,725
Cellnex Telecom SA	31,640	1,221,780
Cia de Distribucion Integral Logista Holdings SA	5,264	161,460
CIE Automotive SA	10,416	312,670
Construcciones y Auxiliar de Ferrocarriles SA	10,433	398,971
Ebro Foods SA	6,389	113,682
Enagas SA	226,833	3,498,050
Ence Energia y Celulosa SA(2)	25,400	87,340
Endesa SA	20,688	436,805
Ercros SA	19,852	82,702
Faes Farma SA	45,140	186,141
Ferrovial SE	20,922	874,820
Fluidra SA	21,216	525,410
Gestamp Automocion SA	130,566	381,467
Global Dominion Access SA	19,198	62,800
Grupo Catalana Occidente SA	3,270	144,416
Iberdrola SA	664,191	9,423,978
Industria de Diseno Textil SA	185,627	10,056,438
Laboratorios Farmaceuticos Rovi SA	6,852	603,859
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	4,488	5,472
Mapfre SA	254,714	641,170
Melia Hotels International SA	86,994	627,342
Metrovacesa SA	5,539	51,299
Naturgy Energy Group SA	29,431	748,674
Neinor Homes SA(1)	11,637	171,041
Redeia Corp. SA	226,284	4,297,926
Repsol SA	814,387	11,183,140
Sacyr SA	511,821	1,838,000
Tecnicas Reunidas SA(1)	33,273	419,076
Telefonica SA, ADR(2)	1,219,249	5,511,006
Tubacex SA	18,497	59,889
Unicaja Banco SA	383,769	517,951
Viscofan SA(2)	11,040	745,489
		119,524,862
Sweden — 3.2%
AAK AB	30,461	940,881

Avantis International Equity ETF
	Shares	Value
AcadeMedia AB	41,755	$267,908
AddLife AB, B Shares	6,029	96,008
AddTech AB, B Shares	63,463	2,006,034
Alfa Laval AB	59,973	2,690,812
Alimak Group AB	140	1,475
Alleima AB	82,337	617,215
Alligo AB, Class B	4,297	58,386
Ambea AB	27,867	247,666
AQ Group AB	6,908	87,003
Arise AB	14,586	65,647
Arjo AB, B Shares	189,397	773,503
Assa Abloy AB, Class B	112,241	3,626,289
Atlas Copco AB, A Shares	365,940	6,657,599
Atlas Copco AB, B Shares	346,307	5,522,477
Atrium Ljungberg AB, B Shares	9,969	228,072
Attendo AB	26,666	124,834
Avanza Bank Holding AB	224,843	5,316,650
Axfood AB	159,674	4,254,203
Beijer Ref AB	87,886	1,516,361
BHG Group AB(1)(2)	57,623	88,750
BICO Group AB(1)(2)	17,241	74,605
Bilia AB, A Shares	48,751	633,572
Billerud Aktiebolag	200,390	2,105,313
BioGaia AB, B Shares	25,683	301,780
Biotage AB	137	2,630
Bjorn Borg AB(1)	175	1,081
Boliden AB	121,684	3,717,275
Bonava AB, B Shares(1)	21,773	17,810
Boozt AB(1)	15,428	165,201
Bravida Holding AB	32,428	268,655
Bufab AB	10,340	438,833
Bulten AB	2,940	21,682
Bure Equity AB	27,009	1,098,724
Byggmax Group AB	17,111	68,576
Castellum AB(1)	263,499	3,603,235
Catena AB	8,626	477,948
Cibus Nordic Real Estate AB publ	12,496	201,878
Cint Group AB(1)	60,344	65,018
Clas Ohlson AB, B Shares	35,601	606,053
Cloetta AB, B Shares	94,936	213,713
Coor Service Management Holding AB	8,924	37,686
Corem Property Group AB, B Shares	249,658	240,413
CTT Systems AB	1,584	43,719
Dios Fastigheter AB	27,529	233,771
Dynavox Group AB(1)	920	4,913
Elanders AB, B Shares	1,867	17,438
Electrolux AB, B Shares(1)(2)	105,901	1,019,363
Electrolux Professional AB, B Shares	11,585	79,775
Elekta AB, B Shares	117,214	800,457
Embracer Group AB(1)(2)	254,577	598,749
Enad Global 7 AB	27,915	37,782
Eolus Vind AB, B Shares	914	4,933
Epiroc AB, A Shares	174,202	3,359,678
Epiroc AB, B Shares	34,875	619,183

Avantis International Equity ETF
	Shares	Value
EQT AB	10,647	$356,917
Essity AB, B Shares	164,386	4,992,098
Evolution AB	4,085	424,638
Fabege AB	35,896	318,345
Fastighets AB Balder, B Shares(1)	95,923	751,362
Fastighetsbolaget Emilshus AB, Class B(1)	173	746
Fortnox AB	76,358	434,799
G5 Entertainment AB	429	4,035
Getinge AB, B Shares	143,639	2,989,485
Granges AB	30,861	382,450
H & M Hennes & Mauritz AB, B Shares	266,322	4,212,279
Hanza AB	1,195	7,514
Hemnet Group AB	23,275	850,726
Hexagon AB, B Shares	275,551	2,820,693
Hexatronic Group AB(1)	37,086	219,525
Hexpol AB	59,393	671,497
HMS Networks AB	8,633	365,616
Hoist Finance AB(1)	12,909	98,223
Holmen AB, B Shares	12,732	520,843
Hufvudstaden AB, A Shares	13,708	183,135
Husqvarna AB, B Shares	126,256	853,517
Industrivarden AB, A Shares	10,809	388,500
Indutrade AB	67,496	2,121,368
Instalco AB	31,779	141,592
Investment AB Latour, B Shares	5,981	180,104
INVISIO AB	3,084	72,411
Inwido AB	6,499	113,450
JM AB	40,125	783,431
Kabe Group AB, Class B	216	7,201
Kopparbergs Bryggeri AB, B Shares	1,831	21,796
Lifco AB, B Shares	34,618	1,158,292
Lime Technologies AB	677	21,877
Lindab International AB	19,830	516,183
Loomis AB	128,139	4,361,203
Maha Energy AB(1)	36,118	27,898
Medcap AB(1)	3,148	159,622
MEKO AB	10,576	136,318
Millicom International Cellular SA, SDR(1)	25,739	660,761
MIPS AB	66	3,732
Modern Times Group MTG AB, B Shares(1)	36,395	273,927
Momentum Group AB	643	10,362
Mycronic AB	40,455	1,487,269
NCC AB, B Shares	48,433	751,014
Net Insight AB, B Shares(1)	69,092	45,733
New Wave Group AB, B Shares	25,584	282,678
Nibe Industrier AB, B Shares	57,451	283,987
Nilorngruppen AB, B Shares	49	323
Nobia AB(1)	149,775	88,594
Nolato AB, B Shares	58,006	321,363
Nordic Paper Holding AB	22,052	114,920
Nordnet AB publ	20,480	468,426
Norion Bank AB(1)	13,975	56,388
NP3 Fastigheter AB	1,387	36,284
Nyfosa AB	67,756	750,007

Avantis International Equity ETF
	Shares	Value
Ovzon AB(1)	1,812	$3,371
Pandox AB	26,160	501,819
Paradox Interactive AB	10,718	151,170
Peab AB, Class B	48,603	371,489
Platzer Fastigheter Holding AB, B Shares	7,853	78,318
Profoto Holding AB	290	1,662
RaySearch Laboratories AB	16,115	247,456
Resurs Holding AB	55,668	122,514
Rusta AB(1)	11,176	83,121
Rvrc Holding AB(2)	27,541	127,615
Saab AB, Class B(2)	260,043	6,153,325
Sagax AB, B Shares	3,456	90,918
Sagax AB, D Shares	2,138	6,526
Samhallsbyggnadsbolaget i Norden AB	469,048	317,167
Samhallsbyggnadsbolaget i Norden AB, D Shares	47,848	46,880
Sandvik AB	198,027	4,218,643
Scandi Standard AB	15,320	128,349
Scandic Hotels Group AB(1)(2)	101,689	680,055
Sectra AB, B Shares(1)	30,651	714,495
Securitas AB, B Shares	51,842	606,106
Sinch AB(1)	206,551	596,832
Skandinaviska Enskilda Banken AB, A Shares	363,495	5,597,747
Skanska AB, B Shares	209,072	4,219,749
SKF AB, B Shares	165,536	3,136,688
SkiStar AB	37,784	600,189
Solid Forsakring AB	1,553	12,785
SSAB AB, A Shares	38,295	185,856
SSAB AB, B Shares	544,924	2,594,838
Svenska Cellulosa AB SCA, B Shares	171,542	2,384,018
Svenska Handelsbanken AB, A Shares	396,464	4,089,945
Sweco AB, B Shares	19,273	316,870
Swedbank AB, A Shares	259,298	5,546,632
Swedish Orphan Biovitrum AB(1)	9,753	304,510
Synsam AB	12,223	56,312
Tele2 AB, B Shares	311,191	3,530,192
Telefonaktiebolaget LM Ericsson, ADR(2)	564,116	4,202,664
Telia Co. AB	1,364,212	4,234,135
Tethys Oil AB	15,706	47,894
TF Bank AB(1)	688	16,830
Thule Group AB	16,613	500,956
Trelleborg AB, B Shares	118,362	4,622,456
Troax Group AB	9,675	208,965
Truecaller AB, B Shares	81,381	282,854
Verve Group SE(1)	53,985	179,520
Vitec Software Group AB, B Shares	6,408	346,606
Vitrolife AB	3,780	91,029
Volvo AB, A Shares	14,188	381,921
Volvo AB, B Shares	318,406	8,466,562
Volvo Car AB, Class B(1)(2)	470,931	1,348,734
Wallenstam AB, B Shares	27,044	141,899
Wihlborgs Fastigheter AB	53,260	558,826
		167,130,685
Switzerland — 8.3%
ABB Ltd.	109,030	6,269,966

Avantis International Equity ETF
	Shares	Value
Accelleron Industries AG	10,958	$573,688
Adecco Group AG	6,966	237,503
Alcon, Inc.	122,613	11,947,100
Allreal Holding AG	2,155	408,574
ALSO Holding AG	4,251	1,276,484
ams-OSRAM AG(1)	420,361	519,410
Arbonia AG(1)	51,035	787,917
Aryzta AG(1)	521,734	1,056,581
Ascom Holding AG	18,654	123,052
Autoneum Holding AG	3,201	465,494
Avolta AG(1)	43,207	1,678,942
Bachem Holding AG, Class B(2)	6,685	641,213
Baloise Holding AG	25,819	4,994,037
Banque Cantonale Vaudoise	12,632	1,353,028
Barry Callebaut AG	1,487	2,406,775
Basellandschaftliche Kantonalbank	14	14,041
Basilea Pharmaceutica AG(1)	5,994	324,703
Belimo Holding AG	4,419	2,972,098
Bell Food Group AG	420	128,605
Bellevue Group AG(2)	1,552	30,073
BKW AG	1,541	289,670
Bossard Holding AG, Class A	2,382	611,042
Bucher Industries AG	4,149	1,746,907
Burckhardt Compression Holding AG	6,679	4,744,440
Burkhalter Holding AG	315	33,527
Bystronic AG	324	117,551
Calida Holding AG	166	5,465
Cembra Money Bank AG	43,124	3,985,530
Chocoladefabriken Lindt & Spruengli AG	8	1,045,160
Chocoladefabriken Lindt & Spruengli AG, Participation Certificate	79	1,043,976
Cie Financiere Richemont SA, Class A	106,985	16,893,303
Clariant AG(1)	220,221	3,463,940
Coltene Holding AG(1)	899	52,881
Comet Holding AG	311	127,854
COSMO Pharmaceuticals NV	3,959	372,450
CPH Group AG	46	3,572
Daetwyler Holding AG, Bearer Shares	2,548	546,032
DKSH Holding AG	51,847	4,150,971
dormakaba Holding AG	1,816	1,137,585
EFG International AG(1)	20,976	297,722
Emmi AG	4,938	5,140,581
EMS-Chemie Holding AG	4,703	3,947,092
Feintool International Holding AG	829	15,495
Flughafen Zurich AG	10,932	2,557,930
Forbo Holding AG	467	483,908
Geberit AG	8,716	5,575,386
Georg Fischer AG	59,486	4,727,439
Givaudan SA	225	1,155,679
Gurit Holding AG, Bearer Shares	530	21,074
Helvetia Holding AG	27,600	4,376,848
Holcim AG(1)	132,505	12,836,154
Huber & Suhner AG	7,657	777,849
Hypothekarbank Lenzburg AG	1	4,777
Implenia AG	10,484	388,505

Avantis International Equity ETF
	Shares	Value
Ina Invest Holding AG(1)	225	$4,876
Inficon Holding AG	1,029	1,475,215
Interroll Holding AG	250	743,648
Intershop Holding AG	655	94,440
Julius Baer Group Ltd.	116,569	6,821,434
Komax Holding AG	1,461	227,700
Kuehne & Nagel International AG	25,149	7,803,949
Landis & Gyr Group AG(1)	12	1,082
LEM Holding SA	285	419,280
Leonteq AG	2,830	91,495
Liechtensteinische Landesbank AG	1,502	129,329
Logitech International SA	67,966	6,173,454
Lonza Group AG	14,010	9,215,808
Medacta Group SA	39	5,978
Medmix AG	5,256	64,876
Meier Tobler Group AG	260	8,034
Metall Zug AG, B Shares	13	18,646
Mikron Holding AG	1,720	37,747
Mobilezone Holding AG	35,436	555,491
Mobimo Holding AG	1,185	375,527
Molecular Partners AG(1)	12	72
Montana Aerospace AG(1)	8,275	188,098
Nestle SA	220,786	23,677,111
Novartis AG, ADR	381,138	46,075,773
OC Oerlikon Corp. AG	19,870	112,581
Orior AG	4,153	259,759
Partners Group Holding AG	9,367	13,551,542
Peach Property Group AG(1)	1,703	14,553
Perlen Industrieholding AG(1)	46	1,109
PolyPeptide Group AG(1)	6,306	252,044
PSP Swiss Property AG	30,928	4,488,215
Rieter Holding AG	1,349	160,947
Roche Holding AG	141,061	47,752,059
Roche Holding AG, Bearer Shares	5,610	2,037,449
Schindler Holding AG	5,673	1,534,496
Schindler Holding AG, Bearer Participation Certificate	13,889	3,864,388
Schweiter Technologies AG	445	215,047
Schweizerische Nationalbank(1)	8	33,867
SFS Group AG	10,937	1,663,439
SGS SA	55,402	6,187,511
Siegfried Holding AG(1)	3,820	5,040,492
SIG Group AG(1)	19,460	411,027
Sika AG	16,588	5,340,226
SKAN Group AG	3,548	338,574
Softwareone Holding AG(1)	4,746	87,974
Sonova Holding AG	2,316	809,766
St. Galler Kantonalbank AG	331	162,886
Stadler Rail AG(2)	43,092	1,422,532
Straumann Holding AG	34,913	5,172,972
Sulzer AG	5,834	902,855
Swatch Group AG	16,585	691,328
Swatch Group AG, Bearer Shares	15,827	3,315,781
Swiss Life Holding AG	15,031	12,185,065
Swiss Prime Site AG	41,576	4,681,366

Avantis International Equity ETF
	Shares	Value
Swiss Re AG	73,308	$10,015,692
Swisscom AG	13,856	8,759,356
Swissquote Group Holding SA	9,426	3,382,161
Tecan Group AG	1,323	444,861
Temenos AG	22,237	1,548,576
TX Group AG	832	143,321
u-blox Holding AG(1)	3,817	359,649
UBS Group AG	895,066	27,532,230
Valiant Holding AG	5,369	623,602
VAT Group AG	12,890	6,687,377
Vetropack Holding AG(2)	5,522	207,242
Vontobel Holding AG	10,774	708,413
VZ Holding AG	2,239	336,120
V-ZUG Holding AG(1)(2)	430	27,192
Ypsomed Holding AG	629	308,352
Zehnder Group AG	7,109	452,506
Zurich Insurance Group AG	42,324	24,568,056
		433,893,198
United Kingdom — 13.4%
3i Group PLC	439,367	18,455,447
4imprint Group PLC	13,053	914,615
abrdn PLC	753,568	1,484,167
Admiral Group PLC	100,723	3,868,441
AG Barr PLC	16,663	146,199
Airtel Africa PLC	315,575	482,798
AJ Bell PLC	159,218	913,247
Alliance Pharma PLC(1)	147,123	70,887
Anglo American PLC	368,845	10,759,474
Anglo Asian Mining PLC(1)	58,659	61,593
Antofagasta PLC	130,175	3,178,411
Ascential PLC	154,741	1,161,309
Ashmore Group PLC	89,941	207,515
Ashtead Group PLC	180,565	12,856,957
ASOS PLC(1)(2)	24,825	117,952
Associated British Foods PLC	61,814	2,027,789
Aston Martin Lagonda Global Holdings PLC(1)(2)	211,553	414,205
AstraZeneca PLC, ADR	336,761	29,506,999
Atalaya Mining PLC	102,795	521,644
Auto Trader Group PLC	399,931	4,491,990
Aviva PLC	842,292	5,601,869
B&M European Value Retail SA	536,766	3,149,744
Babcock International Group PLC	137,862	949,590
BAE Systems PLC	413,974	7,443,155
Balfour Beatty PLC	235,767	1,300,623
Bank of Georgia Group PLC	36,454	2,180,923
Barclays PLC, ADR	1,412,561	17,190,867
Barratt Developments PLC	710,829	4,756,421
Beazley PLC	222,460	2,202,724
Begbies Traynor Group PLC	47,041	63,642
Bellway PLC	68,167	2,725,992
Berkeley Group Holdings PLC	52,042	3,421,508
Bloomsbury Publishing PLC	7,991	75,410
Bodycote PLC	105,382	921,063
boohoo Group PLC(1)(2)	674,153	247,530

Avantis International Equity ETF
	Shares	Value
BP PLC, ADR	837,294	$28,434,504
Breedon Group PLC	43,044	239,115
Britvic PLC	74,806	1,252,448
BT Group PLC(2)	3,952,803	7,262,918
Bunzl PLC	43,661	2,038,352
Burberry Group PLC	268,149	2,355,821
Burford Capital Ltd.	77,349	1,033,885
Bytes Technology Group PLC	199,456	1,266,713
Capita PLC(1)	1,336	318
Capital Ltd.	57,470	65,800
Capricorn Energy PLC	124,107	367,617
Carnival PLC, ADR(1)	74,016	1,113,941
Centamin PLC	899,369	1,468,355
Central Asia Metals PLC	142,252	353,469
Centrica PLC	3,592,830	6,100,537
Cerillion PLC(2)	3,042	77,075
Chemring Group PLC	124,758	666,753
Clarkson PLC	5,721	286,586
Close Brothers Group PLC	85,008	608,757
CMC Markets PLC	112,302	463,877
Coats Group PLC	1,017,001	1,319,184
Coca-Cola HBC AG(1)	111,424	4,137,235
Compass Group PLC	202,606	6,403,416
Computacenter PLC	47,991	1,720,092
ConvaTec Group PLC	86,718	273,063
Costain Group PLC	1,275	1,742
Cranswick PLC	6,371	404,290
Crest Nicholson Holdings PLC	218,362	592,127
Croda International PLC	18,283	990,556
CVS Group PLC	30,049	446,532
Darktrace PLC(1)	50,710	391,620
DCC PLC	20,239	1,429,972
De La Rue PLC(1)	27,945	34,408
DFS Furniture PLC	61,301	100,885
Diageo PLC, ADR	86,854	11,357,029
Direct Line Insurance Group PLC	646,569	1,619,132
Diversified Energy Co. PLC	12,634	151,081
Domino's Pizza Group PLC	65,778	264,169
dotdigital group PLC	81,585	98,011
Dowlais Group PLC	580,184	497,991
Dr. Martens PLC	17,982	17,069
Drax Group PLC	439,441	3,684,671
DS Smith PLC	224,037	1,379,789
Dunelm Group PLC	92,761	1,522,387
easyJet PLC	300,565	1,882,977
Ecora Resources PLC	96,501	76,720
Elementis PLC	75,734	161,533
Endeavour Mining PLC	47,627	1,004,032
Energean PLC	28,475	365,252
EnQuest PLC(1)	1,950,905	319,942
Essentra PLC	2,807	6,505
Experian PLC	158,955	7,723,330
FDM Group Holdings PLC	23,694	129,084
Ferrexpo PLC(1)	203,220	123,062

Avantis International Equity ETF
	Shares	Value
Firstgroup PLC	900,038	$1,869,170
Forterra PLC	123,361	286,301
Foxtons Group PLC	24,311	20,235
Frasers Group PLC(1)	145,264	1,654,511
Fresnillo PLC	13,356	95,559
Frontier Developments PLC(1)	391	1,379
Funding Circle Holdings PLC(1)(2)	25,317	35,275
Games Workshop Group PLC	29,976	4,123,021
Gamma Communications PLC	9,930	200,307
Gateley Holdings PLC	12,565	23,207
Genel Energy PLC(1)	103,081	109,638
Georgia Capital PLC(1)	34,302	461,138
Glencore PLC(1)	2,928,616	15,451,514
Grafton Group PLC	150,808	2,140,519
Grainger PLC	274,034	861,688
Greggs PLC	100,039	4,194,245
GSK PLC, ADR	486,376	21,356,770
Gulf Keystone Petroleum Ltd.	286,608	474,230
Gym Group PLC(1)	40,397	74,336
Haleon PLC, ADR	625,916	6,371,825
Halfords Group PLC	175,175	337,667
Halma PLC	56,023	1,926,544
Harbour Energy PLC	68,122	268,549
Hargreaves Lansdown PLC	92,800	1,359,209
Hays PLC	843,252	1,029,039
Helios Towers PLC(1)	336,584	502,366
Hikma Pharmaceuticals PLC	106,312	2,778,818
Hill & Smith PLC	44,048	1,248,416
Hilton Food Group PLC	9,349	121,361
Hiscox Ltd.	122,846	1,903,488
Hochschild Mining PLC(1)	264,481	598,717
Hollywood Bowl Group PLC	62,283	273,858
Howden Joinery Group PLC	496,408	6,246,898
HSBC Holdings PLC, ADR	668,908	29,739,650
Hunting PLC	101,406	600,154
hVIVO PLC	86,238	33,280
Ibstock PLC	283,841	684,718
IG Group Holdings PLC	223,152	2,849,971
IMI PLC	123,809	2,998,438
Impax Asset Management Group PLC	62,328	304,166
Inchcape PLC	147,203	1,652,916
Indivior PLC(1)	100,597	1,240,959
Informa PLC	36,009	396,451
IntegraFin Holdings PLC	832	4,259
InterContinental Hotels Group PLC	20,030	2,004,686
Intermediate Capital Group PLC	124,498	3,493,589
International Distribution Services PLC	393,986	1,753,493
International Personal Finance PLC	163,630	340,010
International Workplace Group PLC	413,806	980,343
Intertek Group PLC	59,800	3,907,363
Investec PLC	281,795	2,160,197
IP Group PLC(1)	714,574	392,900
IQE PLC(1)(2)	170,383	62,347
ITV PLC	910	959

Avantis International Equity ETF
	Shares	Value
J D Wetherspoon PLC(1)	102,017	$1,022,024
J Sainsbury PLC	933,185	3,598,146
Jadestone Energy PLC(1)	90,625	35,725
JD Sports Fashion PLC	1,368,865	2,495,092
JET2 PLC	197,300	3,845,508
Johnson Matthey PLC	110,992	2,388,260
Johnson Service Group PLC	92,165	193,880
Jubilee Metals Group PLC(1)(2)	1,297,875	93,567
Jupiter Fund Management PLC	249,117	280,532
Just Group PLC	714,604	1,341,196
Kainos Group PLC	47,778	693,564
Keller Group PLC	70,421	1,541,956
Kier Group PLC	54,181	108,806
Kingfisher PLC	1,123,333	4,221,171
Lancashire Holdings Ltd.	92,252	816,181
Legal & General Group PLC	1,267,104	3,742,217
Liontrust Asset Management PLC	38,451	315,716
Lloyds Banking Group PLC, ADR	4,647,271	14,220,649
London Stock Exchange Group PLC	19,311	2,606,646
Luceco PLC	40,020	80,882
M&C Saatchi PLC	36,759	100,955
M&G PLC	784,865	2,218,059
Man Group PLC	697,487	2,054,405
Mandarin Oriental International Ltd.	14,400	22,916
Marks & Spencer Group PLC	1,620,369	7,312,512
Marshalls PLC	49,273	221,209
Marston's PLC(1)	519,171	273,286
Mears Group PLC	63,880	318,768
Mitchells & Butlers PLC(1)	204,794	804,339
Mitie Group PLC	956,619	1,564,304
Molten Ventures PLC(1)	91,212	492,904
Mondi PLC	121,054	2,348,465
MONY Group PLC	126,642	357,846
Morgan Advanced Materials PLC	160,893	656,085
Morgan Sindall Group PLC	27,093	1,064,243
Mortgage Advice Bureau Holdings Ltd.	18,705	191,588
Motorpoint group PLC(1)	23,530	44,355
National Grid PLC, ADR	129,847	8,647,810
NatWest Group PLC, ADR	863,503	7,961,498
Next 15 Group PLC	4,314	48,062
Next PLC	68,622	9,202,019
Nexxen International Ltd.(1)	3,417	13,273
Ninety One PLC	183,719	398,143
Norcros PLC	6,842	20,476
Ocado Group PLC(1)	24,815	112,234
OSB Group PLC	309,685	1,515,263
Oxford Biomedica PLC(1)	4,539	19,980
Pagegroup PLC	323,344	1,658,020
Pan African Resources PLC	2,641,457	1,078,325
Pantheon Resources PLC(1)(2)	194,861	45,361
Paragon Banking Group PLC	149,952	1,509,545
Pearson PLC, ADR	39,232	544,540
Pennon Group PLC	207,119	1,639,023
Persimmon PLC	132,295	2,866,354

Avantis International Equity ETF
	Shares	Value
Petra Diamonds Ltd.(1)(2)	160,127	$57,688
Phoenix Group Holdings PLC	146,445	1,091,311
Pinewood Technologies Group PLC	76,323	352,842
Playtech PLC(1)	105,420	900,863
Plus500 Ltd.	100,876	3,430,526
Polar Capital Holdings PLC	2,125	14,951
Prax Exploration & Production PLC(1)	747,023	17,365
Premier Foods PLC	309,411	731,786
Prudential PLC, ADR	194,468	3,358,462
PZ Cussons PLC	133,714	179,962
QinetiQ Group PLC	101,608	644,968
Quilter PLC	1,430,031	2,609,521
Rathbones Group PLC	32,201	800,323
Reach PLC	217,462	285,311
Reckitt Benckiser Group PLC	112,274	6,459,296
RELX PLC, ADR	346,308	16,158,731
Renew Holdings PLC	16,088	226,291
Renewi PLC	23,405	203,333
Renishaw PLC	1,759	82,278
Rentokil Initial PLC	134,958	861,638
Restore PLC	3,038	11,164
Ricardo PLC	14,869	96,880
Rightmove PLC	564,606	4,136,003
Rio Tinto PLC, ADR	237,640	15,035,483
Rolls-Royce Holdings PLC(1)	888,485	5,825,254
RS Group PLC	143,195	1,485,179
RWS Holdings PLC	1,092	2,565
S4 Capital PLC(1)(2)	112,446	82,223
Sabre Insurance Group PLC	869	1,792
Sage Group PLC	55,845	743,592
Savannah Energy PLC(1)	164,064	215
Savills PLC	40,007	617,945
Schroders PLC	221,113	1,000,887
Secure Trust Bank PLC	1,437	16,386
Senior PLC	218,054	472,807
Serco Group PLC	127,516	294,691
Serica Energy PLC	308,545	514,806
Severn Trent PLC	24,859	841,654
Shell PLC, ADR	657,359	47,106,346
SIG PLC(1)	175,934	55,615
Smith & Nephew PLC, ADR	115,559	3,564,995
Smiths Group PLC	36,102	858,869
Softcat PLC	77,328	1,592,813
Spectris PLC	1,179	46,285
Speedy Hire PLC	383,262	191,859
Spirax Group PLC	10,500	1,068,181
Spire Healthcare Group PLC	116,930	390,513
Spirent Communications PLC(1)	64,232	150,604
SSE PLC	295,350	7,346,016
SSP Group PLC	281,570	628,944
St. James's Place PLC	151,017	1,446,234
Standard Chartered PLC	793,197	8,161,512
SThree PLC	114,946	622,409
Strix Group PLC	144,999	160,490

Avantis International Equity ETF
	Shares	Value
Synthomer PLC(1)	49,885	$160,331
Tate & Lyle PLC	262,578	2,339,531
Taylor Wimpey PLC	1,870,652	3,974,428
TBC Bank Group PLC	42,573	1,763,146
Telecom Plus PLC	2,103	51,001
Tesco PLC	2,988,300	13,932,487
TI Fluid Systems PLC	378,200	659,122
TP ICAP Group PLC	363,261	1,158,331
Travis Perkins PLC	96,748	1,158,402
TUI AG(1)	154,953	1,022,374
Tullow Oil PLC(1)(2)	334,717	118,524
Unilever PLC, ADR	252,749	16,375,608
United Utilities Group PLC	347,209	4,665,919
Vanquis Banking Group PLC	269,605	201,763
Vertu Motors PLC	369,263	346,238
Vesuvius PLC	78,379	419,650
Victrex PLC	30,045	406,106
Virgin Money U.K. PLC	863,752	2,452,968
Vistry Group PLC(1)	171,051	3,065,198
Vodafone Group PLC, ADR	849,408	8,298,716
Watches of Switzerland Group PLC(1)	90,692	473,011
Watkin Jones PLC(1)	136,486	53,679
Weir Group PLC	53,454	1,417,248
WH Smith PLC	50,733	857,179
Whitbread PLC	87,403	3,323,026
Wickes Group PLC	322,740	717,386
WPP PLC, ADR	17,232	823,173
XP Power Ltd.(1)	1,066	20,692
Yellow Cake PLC(1)	154,216	1,068,024
Zigup PLC	243,364	1,285,838
		700,574,715
United States — 0.5%
Alcoa Corp.	6,095	196,480
Chord Energy Corp.	20,639	3,063,447
CRH PLC	86,714	7,871,030
Ferguson Enterprises, Inc.	15,200	3,094,133
Gen Digital, Inc.	455	12,039
Golar LNG Ltd.	60,489	2,013,679
Newmont Corp.	55,800	2,926,420
Smurfit WestRock PLC	110,049	5,218,523
Viemed Healthcare, Inc.(1)	5,446	41,390
		24,437,141
TOTAL COMMON STOCKS (Cost $4,405,879,839)		5,205,971,579
RIGHTS — 0.0%
United States — 0.0%
Resolute Forest Products, Inc.(1) (Cost $22,827)	20,752	27,430
WARRANTS — 0.0%
Australia — 0.0%
Magellan Financial Group Ltd.(1)(2)	1,432	97
Canada — 0.0%
Constellation Software, Inc.(1)	1,886	14

Avantis International Equity ETF
	Shares	Value
Italy — 0.0%
Fincantieri SpA(1)	9,846	$1,981
Webuild SpA(1)(2)	3,662	10,106
		12,087
TOTAL WARRANTS (Cost $—)		12,198
SHORT-TERM INVESTMENTS — 0.4%
Money Market Funds — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	4,123,640	4,123,640
State Street Navigator Securities Lending Government Money Market Portfolio(3)	14,964,310	14,964,310
TOTAL SHORT-TERM INVESTMENTS (Cost $19,087,950)		19,087,950
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $4,424,990,616)		5,225,099,157
OTHER ASSETS AND LIABILITIES — 0.0%		1,922,576
TOTAL NET ASSETS — 100.0%		$5,227,021,733

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	21.6%
Industrials	18.4%
Consumer Discretionary	11.5%
Materials	10.7%
Health Care	8.6%
Energy	7.0%
Information Technology	6.7%
Consumer Staples	6.1%
Communication Services	3.8%
Utilities	3.4%
Real Estate	1.8%
Short-Term Investments	0.4%
Other Assets and Liabilities	0.0%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CVA	–	Certificaten Van Aandelen
SDR	–	Swedish Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $67,344,750. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $71,176,786, which includes securities collateral of $56,212,476.

See Notes to Financial Statements.

AUGUST 31, 2024

Avantis International Large Cap Value ETF
	Shares	Value
COMMON STOCKS — 99.6%
Australia — 6.2%
Ampol Ltd.	16,421	$321,284
Aurizon Holdings Ltd.	314,998	719,127
BHP Group Ltd., ADR	104,632	5,768,362
BlueScope Steel Ltd.	77,629	1,081,523
Brambles Ltd.	136,881	1,687,370
Coles Group Ltd.	131,436	1,668,706
Evolution Mining Ltd.	207,593	588,895
Fortescue Ltd.	130,676	1,609,861
Harvey Norman Holdings Ltd.	122,603	379,627
Mineral Resources Ltd.	21,415	578,022
New Hope Corp. Ltd.	116,032	351,080
Northern Star Resources Ltd.	123,119	1,257,128
Orica Ltd.	58,498	701,689
Pilbara Minerals Ltd.	408,683	818,215
QBE Insurance Group Ltd.	166,608	1,776,705
Rio Tinto Ltd.	21,171	1,584,999
Santos Ltd.	389,925	1,901,030
South32 Ltd.	453,301	954,605
Telstra Group Ltd.	265,283	704,623
Whitehaven Coal Ltd.	180,884	815,330
Woodside Energy Group Ltd.	23,712	434,386
Woodside Energy Group Ltd., ADR	10,782	197,634
Yancoal Australia Ltd.	101,384	370,750
		26,270,951
Austria — 0.3%
BAWAG Group AG(1)	4,826	369,266
OMV AG	11,605	506,162
Raiffeisen Bank International AG	11,665	231,545
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,209	75,893
voestalpine AG	10,389	253,494
		1,436,360
Belgium — 0.6%
Ackermans & van Haaren NV	818	162,741
Ageas SA	7,356	378,119
Bekaert SA	876	36,222
Colruyt Group NV	3,830	197,479
D'ieteren Group	115	27,918
KBC Ancora	1,369	68,670
KBC Group NV	7,518	585,405
Lotus Bakeries NV	16	201,281
Melexis NV	677	61,235
Proximus SADP	7,621	57,365
Solvay SA(2)	5,132	179,538
Syensqo SA	2,250	185,272
Umicore SA	14,023	176,039
		2,317,284
Canada — 10.5%
Alamos Gold, Inc., Class A	1,761	33,949
ARC Resources Ltd.	83,605	1,547,218
B2Gold Corp.	40,769	114,655
Bank of Montreal	21,344	1,785,094

Avantis International Large Cap Value ETF
	Shares	Value
Bank of Nova Scotia	59,133	$2,951,714
BCE, Inc.	202	7,076
BRP, Inc.	500	36,263
Canadian Imperial Bank of Commerce	50,977	2,979,222
Canadian National Railway Co.	12,432	1,464,829
Canadian Natural Resources Ltd.	89,579	3,242,432
Canadian Tire Corp. Ltd., Class A	810	92,345
Cenovus Energy, Inc.	101,316	1,878,742
Element Fleet Management Corp.	903	18,514
Empire Co. Ltd., Class A	20,086	560,110
Fairfax Financial Holdings Ltd.	1,465	1,768,632
First Quantum Minerals Ltd.(1)	63,800	803,388
Gildan Activewear, Inc.	20,936	954,171
iA Financial Corp., Inc.	14,108	1,084,337
IGM Financial, Inc.	9,411	277,096
Imperial Oil Ltd.	12,560	945,973
Keyera Corp.	16,684	499,783
Kinross Gold Corp.	202,346	1,828,794
Loblaw Cos. Ltd.	9,490	1,238,527
Magna International, Inc.	22,687	953,505
MEG Energy Corp.(1)	43,963	875,574
National Bank of Canada	24,082	2,206,720
Nutrien Ltd.	31,575	1,529,255
Onex Corp.	8	565
Parkland Corp.	318	8,606
Royal Bank of Canada	23,432	2,833,783
Suncor Energy, Inc.	77,672	3,150,337
Teck Resources Ltd., Class B	312	14,940
Toromont Industries Ltd.	6,700	599,925
Toronto-Dominion Bank	52,207	3,128,197
Tourmaline Oil Corp.	35,600	1,622,492
Veren, Inc.	75,778	548,240
Whitecap Resources, Inc.	82,104	625,079
		44,210,082
Denmark — 0.6%
Jyske Bank AS	1,423	114,281
NKT AS(1)	2,378	226,707
Novo Nordisk AS, ADR	15,144	2,107,439
Orsted AS(1)	51	2,952
		2,451,379
Finland — 1.5%
Cargotec OYJ, B Shares	48,646	2,563,051
Kemira OYJ	43,776	1,071,717
Kesko OYJ, B Shares	64,365	1,304,038
Nordea Bank Abp	90,082	1,063,772
Stora Enso OYJ, R Shares	22,468	290,233
		6,292,811
France — 8.9%
ArcelorMittal SA, NY Shares	9,892	233,649
Arkema SA	6,816	632,373
Ayvens SA	9,391	64,931
Bouygues SA	60	2,145
Carrefour SA	13,419	216,184
Cie de Saint-Gobain SA	38,240	3,341,634

Avantis International Large Cap Value ETF
	Shares	Value
Cie Generale des Etablissements Michelin SCA	79,227	$3,110,801
Dassault Aviation SA	2,364	509,331
Eiffage SA	12,368	1,298,209
Gaztransport Et Technigaz SA	6,072	893,341
Getlink SE	38,879	701,164
Ipsen SA	5,299	642,582
JCDecaux SE(1)	11,881	244,882
Kering SA	2,409	690,792
La Francaise des Jeux SAEM	14,058	573,112
LVMH Moet Hennessy Louis Vuitton SE	6,932	5,159,602
Nexans SA	6,178	797,737
Orange SA, ADR	138,841	1,589,729
Renault SA	24,686	1,170,912
Safran SA	17,553	3,846,490
SEB SA	18	1,874
Societe Generale SA	18	435
STMicroelectronics NV, NY Shares	53,068	1,695,523
TotalEnergies SE, ADR	85,129	5,873,901
Ubisoft Entertainment SA(1)	7,784	147,503
Valeo SE	20,594	219,396
Vallourec SACA(1)(2)	38,820	620,362
Verallia SA	9,711	288,119
Vinci SA	26,329	3,146,705
		37,713,418
Germany — 8.8%
adidas AG	12,644	3,243,986
BASF SE	74,515	3,787,497
Bayer AG	14,493	447,497
Bayerische Motoren Werke AG	18,248	1,693,489
Bayerische Motoren Werke AG, Preference Shares	3,354	290,281
Bechtle AG	10,227	440,692
Brenntag SE	188	13,980
Commerzbank AG	12	178
Continental AG	264	17,851
Daimler Truck Holding AG	57,813	2,222,477
Deutsche Bank AG	72,745	1,193,018
Deutsche Lufthansa AG	96,803	628,845
Deutsche Post AG	60,960	2,646,003
Deutsche Telekom AG	140,315	3,992,382
Dr Ing hc F Porsche AG, Preference Shares	3,494	274,032
Encavis AG(1)	3,703	70,622
Evonik Industries AG	40,401	896,480
Fielmann Group AG	1,394	68,050
Fraport AG Frankfurt Airport Services Worldwide(1)	115	5,819
Fresenius SE & Co. KGaA(1)	19,924	735,733
FUCHS SE, Preference Shares	11,514	484,330
GEA Group AG	2,404	113,098
HUGO BOSS AG	7,428	310,019
KION Group AG	238	9,269
Knorr-Bremse AG	10,358	851,740
Krones AG	2,403	329,434
Mercedes-Benz Group AG	33,441	2,304,922
MTU Aero Engines AG	5,601	1,676,969
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,407	2,384,377

Avantis International Large Cap Value ETF
	Shares	Value
Rheinmetall AG	4,269	$2,564,603
Schaeffler AG, Preference Shares	19,610	101,843
Schott Pharma AG & Co. KGaA	68	2,708
Talanx AG	9,295	800,832
Volkswagen AG	1,576	176,048
Volkswagen AG, Preference Shares	10,851	1,154,869
Zalando SE(1)	45,249	1,173,180
		37,107,153
Hong Kong — 1.7%
AIA Group Ltd.	250,000	1,760,670
ASMPT Ltd.	14,100	159,130
Bank of East Asia Ltd.	161,800	205,818
BOC Hong Kong Holdings Ltd.	141,500	444,157
Hang Lung Group Ltd.	35,000	39,927
Hang Lung Properties Ltd.	98,000	74,350
Hang Seng Bank Ltd.	21,600	260,094
Henderson Land Development Co. Ltd.	32,000	99,420
Hongkong Land Holdings Ltd.	169,900	637,498
Hysan Development Co. Ltd.	33,000	53,060
Jardine Matheson Holdings Ltd.	13,600	490,587
Kerry Properties Ltd.	80,000	149,624
Man Wah Holdings Ltd.	237,200	140,292
New World Development Co. Ltd.	3,000	3,020
Pacific Basin Shipping Ltd.	230,000	63,108
Sino Land Co. Ltd.	13,075	13,983
SITC International Holdings Co. Ltd.	116,000	273,218
Sun Hung Kai Properties Ltd.	56,500	548,922
Swire Pacific Ltd., Class A	35,000	297,087
Swire Properties Ltd.	8,000	14,668
Techtronic Industries Co. Ltd.	36,500	489,056
United Energy Group Ltd.(1)(2)	1,056,000	58,939
United Laboratories International Holdings Ltd.	114,000	129,952
WH Group Ltd.	786,000	570,062
Xinyi Glass Holdings Ltd.	287,000	258,451
Yue Yuen Industrial Holdings Ltd.	47,500	82,023
		7,317,116
Ireland — 0.3%
AIB Group PLC	69,671	419,551
Bank of Ireland Group PLC	48,952	562,337
Glanbia PLC	12,583	223,106
Kingspan Group PLC	2,119	184,505
		1,389,499
Israel — 0.8%
Bank Hapoalim BM	67,057	668,502
Bank Leumi Le-Israel BM	84,015	812,385
Bezeq The Israeli Telecommunication Corp. Ltd.	155,895	185,365
Delek Group Ltd.	761	91,531
First International Bank Of Israel Ltd.	5,451	224,554
ICL Group Ltd.	43,418	198,708
Israel Corp. Ltd.	203	45,901
Israel Discount Bank Ltd., A Shares	116,154	644,576
Mizrahi Tefahot Bank Ltd.	10,000	382,970
		3,254,492

Avantis International Large Cap Value ETF
	Shares	Value
Italy — 3.1%
Banca Generali SpA	16,044	$717,142
Banca Monte dei Paschi di Siena SpA	10,455	60,996
Banca Popolare di Sondrio SpA	24	186
BPER Banca SpA	263,617	1,480,368
Brunello Cucinelli SpA	388	38,177
Eni SpA, ADR	81,128	2,642,339
FinecoBank Banca Fineco SpA	2,658	45,380
Intesa Sanpaolo SpA	198,754	830,668
Poste Italiane SpA	33,523	466,766
Saipem SpA(1)	425,462	958,085
Stellantis NV	149,771	2,520,407
UniCredit SpA	79,275	3,295,075
		13,055,589
Japan — 19.5%
Aeon Mall Co. Ltd.	10,300	145,154
AGC, Inc.	18,600	586,836
Air Water, Inc.	4,100	57,275
Aisin Corp.	13,700	481,437
Alfresa Holdings Corp.	17,800	293,422
ANA Holdings, Inc.	13,500	272,888
Asahi Kasei Corp.	95,100	673,502
Asics Corp.	42,700	847,243
Astellas Pharma, Inc.	22,000	273,393
BIPROGY, Inc.	9,000	291,529
Bridgestone Corp.(2)	32,100	1,254,804
Brother Industries Ltd.	27,200	508,538
Canon Marketing Japan, Inc.	1,200	37,616
Central Japan Railway Co.	26,400	611,125
Coca-Cola Bottlers Japan Holdings, Inc.	11,700	165,682
COMSYS Holdings Corp.	600	13,158
Cosmo Energy Holdings Co. Ltd.(2)	9,400	523,081
Cosmos Pharmaceutical Corp.	3,000	146,079
Daicel Corp.	16,600	149,199
Daido Steel Co. Ltd.	9,300	92,458
Dai-ichi Life Holdings, Inc.	47,600	1,374,535
Daiichi Sankyo Co. Ltd.	60,100	2,522,855
Daito Trust Construction Co. Ltd.	4,800	592,426
DMG Mori Co. Ltd.	15,800	379,917
East Japan Railway Co.	52,100	998,856
Electric Power Development Co. Ltd.	16,700	283,691
ENEOS Holdings, Inc.	269,400	1,465,472
Fuji Electric Co. Ltd.	200	12,072
Fuji Soft, Inc.	700	42,784
Fujikura Ltd.	37,600	1,097,030
Fuyo General Lease Co. Ltd.	1,400	109,653
Hitachi Ltd.	160,500	3,959,537
Honda Motor Co. Ltd., ADR	73,019	2,405,976
Ibiden Co. Ltd.	800	27,889
Idemitsu Kosan Co. Ltd.	87,100	636,604
IHI Corp.	19,200	843,181
INFRONEER Holdings, Inc.	19,900	167,116
Inpex Corp.	77,800	1,146,867
Internet Initiative Japan, Inc.	10,100	205,897

Avantis International Large Cap Value ETF
	Shares	Value
Isuzu Motors Ltd.	58,100	$882,101
Ito En Ltd.	2,400	58,055
J Front Retailing Co. Ltd.	38,400	380,109
Japan Airlines Co. Ltd.	8,500	142,716
Japan Petroleum Exploration Co. Ltd.	200	8,013
Japan Post Holdings Co. Ltd.	75,000	732,836
JFE Holdings, Inc.	59,700	827,629
JGC Holdings Corp.	24,100	220,761
JTEKT Corp.	27,800	215,972
Kandenko Co. Ltd.	300	4,429
Kansai Paint Co. Ltd.	600	10,677
Kawasaki Heavy Industries Ltd.	21,100	753,738
KDDI Corp.	61,700	2,081,580
Kobe Steel Ltd.	47,700	587,542
Koito Manufacturing Co. Ltd.	4,600	68,034
Konami Group Corp.	400	36,258
Kuraray Co. Ltd.	34,300	451,503
Kyushu Railway Co.	9,200	246,010
Lixil Corp.	1,000	11,886
Makita Corp.	25,000	837,812
Marui Group Co. Ltd.	1,200	20,341
Mazda Motor Corp.(2)	68,800	581,098
MEIJI Holdings Co. Ltd.	21,300	528,945
Mercari, Inc.(1)	300	4,871
Mitsubishi Chemical Group Corp.	112,200	655,721
Mitsubishi Corp.	116,200	2,419,087
Mitsubishi HC Capital, Inc.	12,300	88,844
Mitsubishi Heavy Industries Ltd.	163,200	2,200,320
Mitsubishi Motors Corp.	78,300	226,528
Mitsui Chemicals, Inc.	14,400	385,954
Mitsui High-Tec, Inc.	7,000	50,395
Miura Co. Ltd.	600	13,577
Mizuho Financial Group, Inc., ADR(2)	276,032	1,148,293
Nagoya Railroad Co. Ltd.	16,700	199,686
NEC Corp.	2,200	194,977
NGK Insulators Ltd.	25,800	345,915
NH Foods Ltd.	9,200	344,726
NHK Spring Co. Ltd.	3,800	43,792
Nichirei Corp.	13,500	403,939
Nifco, Inc.	6,800	175,122
NIPPON EXPRESS HOLDINGS, Inc.	2,300	117,484
Nippon Steel Corp.	62,700	1,430,857
Nippon Telegraph & Telephone Corp.	1,008,100	1,077,453
Nissan Motor Co. Ltd.	179,500	530,669
Nisshin Seifun Group, Inc.	3,400	44,025
Niterra Co. Ltd.	21,700	646,366
Nitto Denko Corp.	500	41,929
NOK Corp.	1,000	16,464
NSK Ltd.	46,800	242,204
Oji Holdings Corp.	95,300	381,387
Ono Pharmaceutical Co. Ltd.	4,700	69,482
ORIX Corp., ADR	8,730	1,092,123
Panasonic Holdings Corp.	52,600	441,942
Persol Holdings Co. Ltd.	91,200	178,647

Avantis International Large Cap Value ETF
	Shares	Value
Resonac Holdings Corp.	20,800	$511,638
Ricoh Co. Ltd.	63,200	664,689
Sankyo Co. Ltd.	27,700	399,258
Santen Pharmaceutical Co. Ltd.	37,100	478,592
Sanwa Holdings Corp.	24,400	559,681
SBI Holdings, Inc.	30,100	740,768
Seibu Holdings, Inc.(2)	30,900	664,633
Seiko Epson Corp.	29,300	547,836
Sekisui Chemical Co. Ltd.	3,200	48,833
Seven Bank Ltd.	63,600	125,824
Sharp Corp.(1)	2,800	19,262
Shinko Electric Industries Co. Ltd.	2,500	96,717
Socionext, Inc.	13,200	296,101
Sojitz Corp.	2,020	48,546
Sompo Holdings, Inc.	75,700	1,787,438
Sony Group Corp., ADR	41,255	4,024,838
Square Enix Holdings Co. Ltd.	600	22,178
Stanley Electric Co. Ltd.	5,200	100,099
Subaru Corp.	52,600	1,008,898
SUMCO Corp.	6,000	69,313
Sumitomo Electric Industries Ltd.	75,400	1,256,898
Sumitomo Mitsui Financial Group, Inc., ADR(2)	207,008	2,738,716
Sumitomo Rubber Industries Ltd.	3,900	39,950
Suzuken Co. Ltd.	500	17,720
Suzuki Motor Corp.	10,900	128,158
Taiheiyo Cement Corp.	19,100	435,796
Taisei Corp.	7,700	349,866
Taiyo Yuden Co. Ltd.	1,000	24,981
Takasago Thermal Engineering Co. Ltd.	4,900	178,394
Takashimaya Co. Ltd.	42,800	329,433
TDK Corp.	28,100	1,915,345
TIS, Inc.	21,700	543,824
Tokyo Century Corp.	3,400	37,109
Tokyu Corp.	3,000	36,698
Toray Industries, Inc.	33,500	173,155
Tosoh Corp.	27,200	350,914
Toyo Seikan Group Holdings Ltd.	10,700	170,492
Toyo Tire Corp.	18,200	269,264
Toyoda Gosei Co. Ltd.	9,700	175,292
Toyota Boshoku Corp.	8,600	114,859
Toyota Motor Corp., ADR(2)	32,848	6,234,550
Toyota Tsusho Corp.	43,400	838,671
USS Co. Ltd.	400	3,673
Welcia Holdings Co. Ltd.	8,100	111,625
West Japan Railway Co.	45,200	861,956
Yamada Holdings Co. Ltd.	2,400	7,424
Yamaha Motor Co. Ltd.(2)	61,700	540,670
Yamazaki Baking Co. Ltd.	12,000	222,114
Yaoko Co. Ltd.	1,900	124,559
Yokogawa Electric Corp.	22,700	640,273
Yokohama Rubber Co. Ltd.	14,800	338,724
		82,023,846
Netherlands — 2.9%
ABN AMRO Bank NV, CVA	22,978	394,926

Avantis International Large Cap Value ETF
	Shares	Value
Adyen NV(1)	309	$456,023
AerCap Holdings NV	8,992	876,001
Akzo Nobel NV	555	35,505
ASR Nederland NV	12,199	597,849
BE Semiconductor Industries NV	5,238	690,759
Coca-Cola Europacific Partners PLC	6,723	541,134
ING Groep NV, ADR	90,289	1,644,163
InPost SA(1)	13,522	249,833
Koninklijke Ahold Delhaize NV	47,780	1,644,022
Koninklijke KPN NV	259,673	1,060,552
Koninklijke Philips NV, NY Shares(1)	23,128	697,772
NN Group NV	21,681	1,063,373
OCI NV	2,227	70,675
Randstad NV	164	7,911
Universal Music Group NV	28,160	736,765
Wolters Kluwer NV	7,865	1,344,971
		12,112,234
New Zealand — 0.2%
Air New Zealand Ltd.	50,725	17,282
Auckland International Airport Ltd.(2)	12,962	61,552
Chorus Ltd.(2)	22,363	119,401
Fletcher Building Ltd.(2)	42,191	81,173
Meridian Energy Ltd.	61,538	244,170
Ryman Healthcare Ltd.(1)	11,410	34,656
Spark New Zealand Ltd.	69,504	155,602
		713,836
Norway — 0.9%
BW LPG Ltd.	16,896	264,486
DNB Bank ASA	38,597	815,333
Equinor ASA, ADR	49,981	1,343,989
Hafnia Ltd.	51,032	412,879
Norsk Hydro ASA	1,579	8,811
Schibsted ASA, B Shares	30	862
SpareBank 1 SR-Bank ASA	3,128	40,085
Stolt-Nielsen Ltd.	4,880	194,217
Storebrand ASA	19,951	214,873
Subsea 7 SA	2,053	36,676
Wallenius Wilhelmsen ASA	19,088	197,029
Yara International ASA	15,718	456,839
		3,986,079
Portugal — 0.2%
Banco Comercial Portugues SA, R Shares	772,701	356,184
Galp Energia SGPS SA	25,879	537,608
NOS SGPS SA	54	215
		894,007
Singapore — 1.3%
DBS Group Holdings Ltd.	68,650	1,917,003
Golden Agri-Resources Ltd.	282,900	57,426
Jardine Cycle & Carriage Ltd.(2)	7,200	152,648
Oversea-Chinese Banking Corp. Ltd.	800	8,917
United Overseas Bank Ltd.	85,000	2,043,315
Wilmar International Ltd.	132,500	318,690
Yangzijiang Shipbuilding Holdings Ltd.	450,000	860,505
		5,358,504

Avantis International Large Cap Value ETF
	Shares	Value
Spain — 3.3%
Aena SME SA	6,409	$1,289,785
Banco Bilbao Vizcaya Argentaria SA, ADR	447,997	4,771,168
Bankinter SA	156,232	1,379,692
Industria de Diseno Textil SA	57,910	3,137,304
Repsol SA	248,503	3,412,436
		13,990,385
Sweden — 2.1%
AAK AB	18,563	573,375
Avanza Bank Holding AB	15,236	360,271
Axfood AB	2,813	74,947
Billerud Aktiebolag	396	4,160
Boliden AB	18,869	576,421
Electrolux AB, B Shares(1)	369	3,552
Elekta AB, B Shares	1,732	11,828
Embracer Group AB(1)(2)	7,253	17,059
Essity AB, B Shares	22,586	685,895
H & M Hennes & Mauritz AB, B Shares	35,737	565,234
Husqvarna AB, B Shares	8,947	60,484
Industrivarden AB, A Shares	522	18,762
Loomis AB	6,337	215,679
Mycronic AB	1,514	55,660
Nordnet AB publ	15,201	347,683
Pandox AB	838	16,075
Paradox Interactive AB	4,076	57,489
Sandvik AB	1,275	27,162
Sinch AB(1)	10	29
Skandinaviska Enskilda Banken AB, A Shares	59,971	923,541
SKF AB, B Shares	18,900	358,130
SSAB AB, A Shares	22,983	111,543
SSAB AB, B Shares	67,193	319,962
Svenska Handelsbanken AB, A Shares	47,611	491,158
Swedbank AB, A Shares	41,787	893,864
Telia Co. AB	130,164	403,993
Trelleborg AB, B Shares	66	2,577
Volvo AB, A Shares	6,951	187,111
Volvo AB, B Shares	53,177	1,414,001
Volvo Car AB, Class B(1)(2)	34,732	99,471
		8,877,116
Switzerland — 9.8%
Baloise Holding AG	3,336	645,265
Banque Cantonale Vaudoise	12	1,283
Belimo Holding AG	42	27,928
Clariant AG(1)	35,749	562,310
DKSH Holding AG	1,754	140,429
EFG International AG(1)	6,577	93,350
Emmi AG	84	87,446
EMS-Chemie Holding AG	30	25,110
Flughafen Zurich AG	3,855	902,014
Geberit AG	102	65,247
Georg Fischer AG	489	38,862
Helvetia Holding AG	3,042	482,405
Holcim AG(1)	11,642	1,127,795
Kuehne & Nagel International AG	295	91,541

Avantis International Large Cap Value ETF
	Shares	Value
Logitech International SA	10,601	$962,905
Novartis AG, ADR	86,600	10,469,074
Roche Holding AG	32,107	10,868,882
Roche Holding AG, Bearer Shares	1,462	530,972
SFS Group AG	3,902	593,466
Siegfried Holding AG(1)	34	44,863
Stadler Rail AG(2)	3,143	103,755
Swatch Group AG	376	15,673
Swatch Group AG, Bearer Shares	190	39,805
Swiss Life Holding AG	2,787	2,259,316
Swiss Re AG	23,196	3,169,149
Swisscom AG	2,165	1,368,649
Swissquote Group Holding SA	144	51,669
UBS Group AG	73,518	2,261,414
Vontobel Holding AG	587	38,596
Zurich Insurance Group AG	6,945	4,031,404
		41,100,577
United Kingdom — 16.1%
3i Group PLC	156,563	6,576,371
Admiral Group PLC	30,349	1,165,606
Antofagasta PLC	13,571	331,356
Ashtead Group PLC	54,672	3,892,867
AstraZeneca PLC, ADR	1	88
Barclays PLC, ADR	231,215	2,813,887
BP PLC, ADR	152,915	5,192,993
BT Group PLC(2)	969,309	1,781,018
Burberry Group PLC	73,222	643,291
Carnival PLC, ADR(1)	4,925	74,121
Coca-Cola HBC AG(1)	20,949	777,848
easyJet PLC	100,340	628,609
Games Workshop Group PLC	2,972	408,781
Glencore PLC(1)	485,398	2,560,982
GSK PLC, ADR	50,157	2,202,394
Hargreaves Lansdown PLC	7,649	112,032
Howden Joinery Group PLC	167,704	2,110,421
HSBC Holdings PLC, ADR	145,643	6,475,288
International Distribution Services PLC	19,729	87,807
J Sainsbury PLC	129,352	498,751
JD Sports Fashion PLC	525,643	958,113
Legal & General Group PLC	6,438	19,014
Lloyds Banking Group PLC, ADR	766,724	2,346,175
Marks & Spencer Group PLC	752,068	3,393,984
NatWest Group PLC, ADR	175,663	1,619,613
Next PLC	23,003	3,084,638
Rightmove PLC	130,842	958,479
Shell PLC, ADR	132,666	9,506,846
Standard Chartered PLC	49,495	509,273
Taylor Wimpey PLC	630,604	1,339,795
Tesco PLC	595,900	2,778,292
Vodafone Group PLC, ADR	243,822	2,382,141
Wise PLC, Class A(1)	62,639	581,954
		67,812,828
TOTAL COMMON STOCKS (Cost $379,074,264)		419,685,546

Avantis International Large Cap Value ETF
	Shares	Value
SHORT-TERM INVESTMENTS — 0.6%
Money Market Funds — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	504,010	$504,010
State Street Navigator Securities Lending Government Money Market Portfolio(3)	2,186,786	2,186,786
TOTAL SHORT-TERM INVESTMENTS (Cost $2,690,796)		2,690,796
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $381,765,060)		422,376,342
OTHER ASSETS AND LIABILITIES — (0.2)%		(745,856)
TOTAL NET ASSETS — 100.0%		$421,630,486

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	25.0%
Industrials	16.8%
Consumer Discretionary	14.6%
Energy	13.2%
Materials	9.9%
Health Care	7.7%
Consumer Staples	4.7%
Communication Services	4.6%
Information Technology	2.4%
Real Estate	0.6%
Utilities	0.1%
Short-Term Investments	0.6%
Other Assets and Liabilities	(0.2)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CVA	–	Certificaten Van Aandelen
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $6,257,370. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $6,580,362, which includes securities collateral of $4,393,576.

See Notes to Financial Statements.

AUGUST 31, 2024

Avantis International Small Cap Equity ETF
	Shares	Value
COMMON STOCKS — 99.6%
Australia — 8.0%
29Metals Ltd.(1)	6,126	$1,542
Accent Group Ltd.(2)	6,809	9,722
Adairs Ltd.	3,237	4,080
Aeris Resources Ltd.(1)(2)	5,243	637
Alkane Resources Ltd.(1)	3,605	1,031
Amotiv Ltd.	2,538	18,005
AMP Ltd.	50,779	44,027
Ansell Ltd.	2,619	52,805
APM Human Services International Ltd.	7,943	7,721
Appen Ltd.(1)	1,737	1,185
Arafura Rare Earths Ltd.(1)	48,833	5,462
ARB Corp. Ltd.	1,436	41,343
Aurelia Metals Ltd.(1)	19,017	1,981
Aussie Broadband Ltd.(1)	991	2,256
Austal Ltd.	7,219	11,440
Australian Clinical Labs Ltd.	2,292	4,661
Australian Ethical Investment Ltd.	1,816	5,094
Baby Bunting Group Ltd.	1,275	1,417
Bank of Queensland Ltd.(2)	12,355	52,836
Bannerman Energy Ltd.(1)	2,857	4,441
Bapcor Ltd.	6,318	20,886
Beach Energy Ltd.	34,442	29,119
Bega Cheese Ltd.	4,961	17,108
Bendigo & Adelaide Bank Ltd.	10,264	83,573
Berkeley Energia Ltd.(1)	4,909	1,171
Breville Group Ltd.(2)	1,517	34,440
Brickworks Ltd.	1,531	27,302
Bubs Australia Ltd.(1)	2,522	204
Capricorn Metals Ltd.(1)	5,565	22,307
Catapult Group International Ltd.(1)	4,676	6,710
Cettire Ltd.(1)	4,561	3,238
Chalice Mining Ltd.(1)	8,216	6,038
Challenger Ltd.	8,291	38,427
Champion Iron Ltd.	8,307	35,025
Clinuvel Pharmaceuticals Ltd.	240	2,545
Coast Entertainment Holdings Ltd.(1)	2,742	984
Codan Ltd.	1,661	17,393
Collins Foods Ltd.	2,315	12,054
Cooper Energy Ltd.(1)	37,072	4,905
Core Lithium Ltd.(1)	10,824	687
Coronado Global Resources, Inc.	12,049	9,632
Credit Corp. Group Ltd.	1,245	12,684
Data#3 Ltd.	2,457	12,822
Deep Yellow Ltd.(1)	14,360	10,592
Delta Lithium Ltd.(1)	10,362	1,540
Deterra Royalties Ltd.	7,861	19,532
Develop Global Ltd.(1)	4,186	6,185
DGL Group Ltd.(1)	976	333
Dicker Data Ltd.	1,404	8,657
Domino's Pizza Enterprises Ltd.	1,039	21,088
Downer EDI Ltd.	10,551	39,834

Avantis International Small Cap Equity ETF
	Shares	Value
Elders Ltd.	3,319	$20,643
Electro Optic Systems Holdings Ltd.(1)	2,711	2,786
Emerald Resources NL(1)	10,314	27,704
EML Payments Ltd.(1)	6,582	3,100
EVT Ltd.	1,658	12,093
FireFly Metals Ltd.(1)	6,568	4,207
FleetPartners Group Ltd.(1)	5,531	11,937
Flight Centre Travel Group Ltd.(2)	2,871	40,623
G8 Education Ltd.	10,793	9,297
Genesis Minerals Ltd.(1)	18,488	28,106
Gold Road Resources Ltd.	21,581	23,504
GrainCorp Ltd., A Shares	4,863	28,782
Grange Resources Ltd.	9,514	1,770
GWA Group Ltd.	3,442	5,597
Hansen Technologies Ltd.	3,128	9,097
Harvey Norman Holdings Ltd.	11,060	34,246
Healius Ltd.(1)	4,144	4,668
Helia Group Ltd.	8,191	22,667
Helloworld Travel Ltd.	1,820	2,432
IDP Education Ltd.	2,210	24,157
IGO Ltd.	11,195	41,817
Iluka Resources Ltd.	7,940	32,892
Imdex Ltd.	9,167	13,968
Immutep Ltd.(1)	10,298	2,814
Imugene Ltd.(1)	90,672	3,798
Incitec Pivot Ltd.	13,088	26,751
Inghams Group Ltd.(2)	8,290	17,440
Insignia Financial Ltd.	9,566	14,930
Integral Diagnostics Ltd.	1,722	3,031
ioneer Ltd.(1)	18,042	2,006
JB Hi-Fi Ltd.	2,044	109,944
Johns Lyng Group Ltd.	3,491	8,825
Judo Capital Holdings Ltd.(1)	10,470	11,618
Jumbo Interactive Ltd.	972	9,086
Jupiter Mines Ltd.	16,198	2,029
Karoon Energy Ltd.(1)	17,582	20,539
Kogan.com Ltd.	1,642	5,229
Lendlease Corp. Ltd.	5,287	24,076
Lifestyle Communities Ltd.	1,434	7,455
Lindian Resources Ltd.(1)	12,417	968
Lindsay Australia Ltd.	4,860	2,891
Lovisa Holdings Ltd.	1,609	33,820
Maas Group Holdings Ltd.	1,485	4,610
Magellan Financial Group Ltd.	3,173	20,423
Mayne Pharma Group Ltd.(1)	1,418	5,032
McMillan Shakespeare Ltd.	1,211	12,967
Megaport Ltd.(1)	2,786	16,115
Mesoblast Ltd.(1)	22,706	15,839
Metals X Ltd.(1)	6,443	1,804
Metcash Ltd.	20,087	48,639
Monadelphous Group Ltd.	1,486	12,921
Mount Gibson Iron Ltd.(1)	6,011	1,236
Myer Holdings Ltd.	13,132	7,438
MyState Ltd.	736	1,908

Avantis International Small Cap Equity ETF
	Shares	Value
Netwealth Group Ltd.	2,377	$36,091
Neuren Pharmaceuticals Ltd.(1)	1,863	19,622
New Hope Corp. Ltd.	10,378	31,401
nib holdings Ltd.	9,532	40,330
Nick Scali Ltd.	1,418	14,794
Nickel Industries Ltd.	30,841	17,388
Nine Entertainment Co. Holdings Ltd.	26,396	23,608
Novonix Ltd.(1)	3,618	1,505
NRW Holdings Ltd.	8,624	20,741
Nufarm Ltd.	6,042	16,163
Nuix Ltd.(1)	4,933	15,925
OFX Group Ltd.(1)	4,163	5,827
Omni Bridgeway Ltd.(1)	2,677	1,606
oOh!media Ltd.	9,821	8,352
Orora Ltd.	24,386	41,245
Paladin Energy Ltd.(1)	5,277	34,994
Panoramic Resources Ltd.(1)	1,504	9
Pantoro Ltd.(1)	110,198	9,249
Perenti Ltd.	13,917	9,758
Perpetual Ltd.	1,705	22,612
Perseus Mining Ltd.	31,096	54,934
PEXA Group Ltd.(1)	2,330	21,007
Pinnacle Investment Management Group Ltd.	2,438	28,773
Platinum Asset Management Ltd.	7,891	5,304
Praemium Ltd.(1)	4,528	1,672
Premier Investments Ltd.	1,706	40,650
PWR Holdings Ltd.	1,632	10,113
Qube Holdings Ltd.	31,241	81,201
Ramelius Resources Ltd.	23,416	34,677
Red 5 Ltd.(1)	122,291	28,011
Regis Resources Ltd.(1)	15,349	19,253
Reliance Worldwide Corp. Ltd.	15,811	57,184
Renascor Resources Ltd.(1)(2)	23,541	1,556
Resolute Mining Ltd.(1)	47,430	21,461
Ridley Corp. Ltd.	5,565	8,383
RPMGlobal Holdings Ltd.(1)	4,506	8,147
Sandfire Resources Ltd.(1)	8,718	50,376
Sayona Mining Ltd.(1)(2)	66,782	1,223
Select Harvests Ltd.(1)	2,555	7,048
Service Stream Ltd.	13,568	13,492
Sigma Healthcare Ltd.	18,874	16,074
Sims Ltd.(2)	3,046	22,521
SiteMinder Ltd.(1)	4,497	14,932
SmartGroup Corp. Ltd.	2,712	14,676
Southern Cross Electrical Engineering Ltd.	4,035	5,134
St Barbara Ltd.(1)	15,650	2,671
Stanmore Resources Ltd.	7,652	15,515
Star Entertainment Group Ltd.(1)	34,537	10,519
Strandline Resources Ltd.(1)	970	16
Strike Energy Ltd.(1)	32,786	4,327
Super Retail Group Ltd.	3,301	39,848
Superloop Ltd.(1)	9,015	10,755
Syrah Resources Ltd.(1)	5,787	881
Technology One Ltd.	5,596	86,739

Avantis International Small Cap Equity ETF
	Shares	Value
Telix Pharmaceuticals Ltd.(1)	1,314	$16,475
Temple & Webster Group Ltd.(1)	1,492	11,789
Terracom Ltd.	6,282	804
Tyro Payments Ltd.(1)	7,506	5,163
Ventia Services Group Pty. Ltd.	16,604	47,476
Viva Energy Group Ltd.	21,069	40,914
Vulcan Energy Resources Ltd.(1)	2,980	7,893
Webjet Ltd.(1)	6,933	36,765
West African Resources Ltd.(1)	20,020	19,128
Westgold Resources Ltd.	11,492	23,460
Westgold Resources Ltd. (Toronto)(1)	6,435	12,892
Wildcat Resources Ltd.(1)	15,080	3,012
Zip Co. Ltd.(1)	6,856	11,120
		2,988,160
Austria — 0.9%
AT&S Austria Technologie & Systemtechnik AG(1)	1,341	26,644
DO & Co. AG(1)	501	83,653
Lenzing AG(1)	1,127	38,277
Oesterreichische Post AG	1,817	59,276
Palfinger AG	468	11,246
Porr AG	956	14,356
Schoeller-Bleckmann Oilfield Equipment AG	541	19,555
Semperit AG Holding	146	2,073
UNIQA Insurance Group AG	7,141	61,280
Zumtobel Group AG	913	5,566
		321,926
Belgium — 1.1%
AGFA-Gevaert NV(1)	1,675	2,089
Bekaert SA	1,099	45,443
bpost SA	3,270	9,255
Fagron	2,343	49,583
Galapagos NV, ADR(1)	1,276	37,157
KBC Ancora	51	2,558
Kinepolis Group NV(2)	465	20,920
Ontex Group NV(1)	1,947	19,384
Proximus SADP	5,148	38,750
Solvay SA(2)	2,776	97,116
Tessenderlo Group SA	717	19,626
Umicore SA	3,119	39,155
VGP NV	465	47,721
		428,757
Canada — 9.3%
5N Plus, Inc.(1)	1,487	7,669
Acadian Timber Corp.	106	1,362
Advantage Energy Ltd.(1)	3,187	22,986
Aecon Group, Inc.	1,275	17,503
Africa Oil Corp.	8,287	12,667
Ag Growth International, Inc.	434	18,073
AGF Management Ltd., Class B	637	3,781
Air Canada(1)	398	4,560
Alamos Gold, Inc., Class A	5,852	112,815
Algoma Steel Group, Inc.	1,593	16,915
Algonquin Power & Utilities Corp.	5,418	29,389
Altius Minerals Corp.	637	11,486

Avantis International Small Cap Equity ETF
	Shares	Value
Altus Group Ltd.	318	$12,820
Andlauer Healthcare Group, Inc.	289	8,471
Aris Mining Corp.(1)	1,275	5,781
Aritzia, Inc.(1)	1,282	43,854
Arizona Metals Corp.(1)	637	893
Atco Ltd., Class I	1,275	43,019
Athabasca Oil Corp.(1)	10,200	41,023
Atrium Mortgage Investment Corp.	637	5,459
Avino Silver & Gold Mines Ltd.(1)	2,337	2,324
B2Gold Corp.	19,125	53,785
Badger Infrastructure Solution	637	17,007
Ballard Power Systems, Inc.(1)(2)	1,912	3,533
Baytex Energy Corp.	9,960	35,475
Birchcliff Energy Ltd.	3,825	16,717
Bird Construction, Inc.	956	16,266
Bitfarms Ltd.(1)	637	1,376
Boralex, Inc., A Shares	1,275	30,530
Boyd Group Services, Inc.	195	32,493
Brookfield Business Corp., Class A	195	4,529
BRP, Inc.	398	28,865
Calibre Mining Corp.(1)	9,660	16,343
Canada Goose Holdings, Inc.(1)	637	7,449
Canadian Western Bank	1,593	60,841
Canfor Corp.(1)	637	6,877
Capital Power Corp.	1,912	63,774
Capstone Copper Corp.(1)	5,737	41,166
Cardinal Energy Ltd.	1,912	9,719
Cascades, Inc.	1,275	8,770
Celestica, Inc. (Toronto)(1)	1,912	97,356
Centerra Gold, Inc.	3,187	22,584
CES Energy Solutions Corp.	3,825	22,706
Chorus Aviation, Inc.(1)	1,275	2,536
CI Financial Corp.	2,550	33,000
Cineplex, Inc.(1)	956	7,768
Colliers International Group, Inc.	637	91,912
Computer Modelling Group Ltd.	1,275	12,053
Converge Technology Solutions Corp.	2,337	7,856
Crew Energy, Inc.(1)	2,550	13,170
Culico Metals, Inc.(1)	720	51
Definity Financial Corp.	1,275	47,305
Docebo, Inc.(1)	212	9,108
Doman Building Materials Group Ltd.	593	3,124
DREAM Unlimited Corp., Class A	637	12,479
Dundee Precious Metals, Inc.	2,868	27,943
Dynacor Group, Inc.	425	1,583
ECN Capital Corp.	1,593	2,553
Eldorado Gold Corp.(1)	3,187	55,030
Endeavour Silver Corp.(1)	2,950	9,062
Enerflex Ltd.	1,275	7,493
Enghouse Systems Ltd.	637	13,892
Ensign Energy Services, Inc.(1)	1,275	2,394
EQB, Inc.	637	45,084
Equinox Gold Corp.(1)	7,012	40,012
ERO Copper Corp.(1)	1,275	26,216

Avantis International Small Cap Equity ETF
	Shares	Value
Exchange Income Corp.	318	$11,654
Extendicare, Inc.	956	6,143
Fiera Capital Corp.	637	3,569
Finning International, Inc.	1,550	46,006
First Majestic Silver Corp.	5,106	28,606
First National Financial Corp.	318	8,813
Fission Uranium Corp.(1)	6,375	4,541
Fortuna Mining Corp.(1)	5,418	24,966
Freehold Royalties Ltd.	1,912	19,508
Frontera Energy Corp.	637	3,592
Gear Energy Ltd.	3,187	1,584
Gibson Energy, Inc.	2,231	36,818
goeasy Ltd.	318	44,756
GoGold Resources, Inc.(1)	2,550	2,252
GoldMining, Inc.(1)	1,275	1,098
Headwater Exploration, Inc.	3,187	16,199
Hudbay Minerals, Inc.	4,781	39,024
Hut 8 Corp.(1)	765	7,754
i-80 Gold Corp.(1)	1,912	2,000
IAMGOLD Corp.(1)	7,012	34,653
Innergex Renewable Energy, Inc.	2,550	17,219
Interfor Corp.(1)	637	7,894
International Petroleum Corp.(1)	1,593	24,173
Journey Energy, Inc.(1)	637	1,172
K92 Mining, Inc.(1)	3,825	20,946
Kelt Exploration Ltd.(1)	3,187	14,757
Labrador Iron Ore Royalty Corp.	937	21,102
Laurentian Bank of Canada	637	12,200
Lightspeed Commerce, Inc.(1)	1,912	24,658
Linamar Corp.	637	29,873
Lion Electric Co.(1)	1,275	956
Lithium Americas Argentina Corp.(1)	956	2,518
Lundin Gold, Inc.	1,912	38,406
Major Drilling Group International, Inc.(1)	637	4,472
Maple Leaf Foods, Inc.	1,275	20,890
Martinrea International, Inc.	1,275	11,013
Mattr Corp.(1)	1,275	14,787
MDA Space Ltd.(1)	1,912	22,487
Methanex Corp.	850	39,704
Mullen Group Ltd.	1,275	13,491
Neo Performance Materials, Inc.	637	3,923
New Gold, Inc.(1)	12,750	32,167
New Pacific Metals Corp.(1)	956	1,383
North American Construction Group Ltd.	637	12,564
North West Co., Inc.	637	21,592
Northland Power, Inc.	2,506	38,362
Novagold Resources, Inc.(1)	416	1,768
NuVista Energy Ltd.(1)	2,868	27,176
Obsidian Energy Ltd.(1)	1,275	8,761
OceanaGold Corp.	10,837	28,225
Onex Corp.	637	45,008
Orla Mining Ltd.(1)	1,593	6,714
Osisko Gold Royalties Ltd.	2,231	38,539
Osisko Mining, Inc.(1)	2,868	10,236

Avantis International Small Cap Equity ETF
	Shares	Value
Paramount Resources Ltd., A Shares	1,275	$26,235
Parex Resources, Inc.	1,709	17,158
Parkland Corp.	1,275	34,504
Pason Systems, Inc.	1,237	13,135
Pet Valu Holdings Ltd.	637	11,524
PetroTal Corp.	12,750	6,623
Peyto Exploration & Development Corp.	3,825	41,354
PHX Energy Services Corp.	956	7,016
Pine Cliff Energy Ltd.	3,825	2,753
Pizza Pizza Royalty Corp.	637	6,012
PrairieSky Royalty Ltd.	1,948	40,358
Precision Drilling Corp.(1)	318	23,004
Premium Brands Holdings Corp.	714	46,332
Primo Water Corp.	1,912	42,308
Quebecor, Inc., Class B	796	19,769
Quipt Home Medical Corp.(1)	318	911
Real Matters, Inc.(1)	1,275	7,238
Richelieu Hardware Ltd.	195	5,692
Rogers Sugar, Inc.	1,275	5,175
Russel Metals, Inc.	1,072	29,941
Sandstorm Gold Ltd.	4,143	24,225
Savaria Corp.	434	6,422
Seabridge Gold, Inc.(1)	1,275	22,432
Secure Energy Services, Inc.	4,143	38,151
Sienna Senior Living, Inc.	956	11,010
Silvercorp Metals, Inc.	2,550	9,707
SilverCrest Metals, Inc.(1)	2,231	18,508
Sleep Country Canada Holdings, Inc.	637	16,454
Solaris Resources, Inc.(1)(2)	637	1,513
Spartan Delta Corp.(1)(2)	1,912	5,604
Sprott, Inc.	318	12,976
SSR Mining, Inc.	2,550	13,283
Stelco Holdings, Inc.	637	30,960
StorageVault Canada, Inc.	2,231	8,013
Strathcona Resources Ltd.(1)	34	782
SunOpta, Inc.(1)	956	5,398
Superior Plus Corp.	3,187	18,280
Surge Energy, Inc.	1,593	7,719
Tamarack Valley Energy Ltd.	7,809	22,946
Timbercreek Financial Corp.	1,275	7,474
Topaz Energy Corp.	1,275	25,261
Torex Gold Resources, Inc.(1)	1,275	24,598
Total Energy Services, Inc.	637	4,509
TransAlta Corp.	3,187	28,071
Transcontinental, Inc., Class A	956	11,911
Trican Well Service Ltd.	3,187	11,966
Triple Flag Precious Metals Corp.	637	10,460
Trisura Group Ltd.(1)	318	9,868
Valeura Energy, Inc.(1)	2,231	8,426
Veren, Inc.	8,685	62,834
Vermilion Energy, Inc.	2,390	24,598
Wajax Corp.	637	12,053
Wesdome Gold Mines Ltd.(1)	2,337	22,353
Westshore Terminals Investment Corp.	637	11,302

Avantis International Small Cap Equity ETF
	Shares	Value
Whitecap Resources, Inc.	8,048	$61,272
Winpak Ltd.	637	21,563
		3,475,251
Denmark — 2.1%
ALK-Abello AS(1)	2,202	58,572
Alm Brand AS	10,838	19,599
Bavarian Nordic AS(1)	1,218	47,919
cBrain AS	210	6,247
Chemometec AS	240	13,324
D/S Norden AS	416	17,232
Dfds AS	653	17,816
FLSmidth & Co. AS	673	34,324
GN Store Nord AS(1)	2,137	48,657
Green Hydrogen Systems AS(1)	687	597
H&H International AS, B Shares(1)	290	4,118
Harboes Bryggeri AS, Class B	34	1,219
ISS AS	2,853	52,667
Nilfisk Holding AS(1)	242	4,737
NKT AS(1)	1,026	97,814
NTG Nordic Transport Group AS(1)	147	5,975
Per Aarsleff Holding AS	351	20,906
Ringkjoebing Landbobank AS	510	83,597
Royal Unibrew AS(1)	1,102	91,444
Schouw & Co. AS	258	22,170
Skjern Bank	48	1,350
Solar AS, B Shares	102	5,056
Spar Nord Bank AS	1,310	25,224
Sparekassen Sjaelland-Fyn AS	251	7,976
Svitzer Group AS(1)	165	6,329
Sydbank AS	1,102	55,786
TORM PLC, Class A	1,140	41,718
		792,373
Finland — 1.1%
Anora Group OYJ	1,084	5,145
Citycon OYJ(1)	2,407	10,824
Finnair OYJ(1)	1,322	3,555
F-Secure OYJ	2,554	5,964
Harvia OYJ	514	24,439
Incap OYJ(1)	382	4,910
Kemira OYJ	3,397	83,165
Kojamo OYJ(1)	1,565	16,389
Mandatum OYJ	6,310	29,872
Marimekko OYJ	1,084	14,991
Metsa Board OYJ, Class B	281	1,944
Nokian Renkaat OYJ	3,911	37,074
Outokumpu OYJ	11,288	41,913
Puuilo OYJ	1,804	20,523
QT Group OYJ(1)	466	48,989
Raisio OYJ, V Shares	1,622	3,932
Revenio Group OYJ	320	11,903
TietoEVRY OYJ	1,108	23,255
Tokmanni Group Corp.	1,451	17,515
WithSecure OYJ(1)	2,618	3,032

Avantis International Small Cap Equity ETF
	Shares	Value
YIT OYJ(2)	4,114	$11,847
		421,181
France — 3.1%
Aperam SA	1,310	36,937
Atos SE(1)	4,100	3,680
Beneteau SACA	942	9,333
Boiron SA	162	5,887
Carbios SACA(1)	161	3,682
Catana Group(2)	590	3,376
Cie des Alpes	749	11,568
Clariane SE(1)(2)	8,937	19,050
Coface SA	3,491	56,126
Derichebourg SA	4,095	22,726
Elior Group SA(1)	1,945	7,043
Equasens	176	9,265
Eramet SA	256	20,108
Esker SA	144	37,332
Etablissements Maurel et Prom SA	2,741	15,955
Euroapi SA(1)	926	4,250
Eutelsat Communications SACA(1)	3,972	18,888
Fnac Darty SA	318	10,452
Forvia SE	2,380	24,250
Genfit SA(1)(2)	1,211	5,211
ID Logistics Group SACA(1)	68	31,344
Imerys SA	975	32,650
IPSOS SA	975	60,091
Kaufman & Broad SA	334	11,854
La Francaise De L'energie SACA(1)	114	3,499
Maisons du Monde SA	623	2,408
McPhy Energy SA(1)	446	1,061
Mersen SA	609	20,769
Metropole Television SA	861	11,669
Nexans SA	593	76,571
Nexity SA(1)	1,290	13,728
Opmobility	1,657	15,921
OVH Groupe SAS(1)	1,133	7,712
Quadient SA	561	10,746
ReWorld Media SA(1)	514	1,236
Rubis SCA	2,741	88,178
Seche Environnement SACA	64	6,907
SES SA	11,745	63,179
SMCP SA(1)	1,515	3,829
Societe BIC SA	718	48,514
Television Francaise 1 SA	1,549	13,813
Trigano SA	211	24,689
Ubisoft Entertainment SA(1)	2,777	52,623
Valeo SE(2)	3,699	39,407
Vallourec SACA(1)(2)	7,619	121,755
Valneva SE(1)(2)	908	3,291
Vicat SACA	641	22,265
Voltalia SA(1)	1,069	9,733
VusionGroup(2)	130	20,335
Wavestone	224	14,183

Avantis International Small Cap Equity ETF
	Shares	Value
X-Fab Silicon Foundries SE(1)	2,119	$12,822
		1,171,901
Germany — 3.5%
1&1 AG	670	10,680
7C Solarparken AG	896	2,187
About You Holding SE(1)	704	2,407
Adesso SE	47	3,445
Adtran Networks SE	240	5,099
Amadeus Fire AG	79	8,136
Aroundtown SA(1)	16,085	40,917
Atoss Software SE	129	19,853
Aumann AG	130	1,783
Aurubis AG	645	48,761
Auto1 Group SE(1)	1,418	14,458
Basler AG(1)	97	1,041
BayWa AG(1)	323	4,203
Bijou Brigitte AG	63	2,410
Bilfinger SE	402	21,187
Borussia Dortmund GmbH & Co. KGaA(1)	1,163	4,854
BRANICKS Group AG(1)	338	770
CANCOM SE	549	16,464
Ceconomy AG(1)	2,153	6,314
Cewe Stiftung & Co. KGaA	68	7,641
Clearvise AG(1)	217	445
CompuGroup Medical SE & Co. KGaA	401	6,901
Datagroup SE	52	2,410
Dermapharm Holding SE	304	11,656
Deutsche Pfandbriefbank AG(1)	1,931	10,687
Deutsche Rohstoff AG	113	4,657
Deutz AG	2,663	13,983
Draegerwerk AG & Co. KGaA	35	1,712
Draegerwerk AG & Co. KGaA, Preference Shares	127	6,435
Duerr AG	766	16,807
Eckert & Ziegler SE	262	12,564
Elmos Semiconductor SE	96	8,707
ElringKlinger AG	416	1,935
Encavis AG(1)	969	18,480
Energiekontor AG	112	7,162
Evotec SE(1)	2,059	15,187
Fielmann Group AG	450	21,967
flatexDEGIRO AG	1,469	21,273
Formycon AG(1)	128	7,474
Fraport AG Frankfurt Airport Services Worldwide(1)	545	27,579
Freenet AG	1,847	53,812
Friedrich Vorwerk Group SE	98	2,463
Gerresheimer AG	545	62,493
Grand City Properties SA(1)	1,197	16,447
Grenke AG	431	12,125
Hamburger Hafen und Logistik AG	61	1,001
Heidelberger Druckmaschinen AG(1)	4,017	4,643
HelloFresh SE(1)	1,472	12,105
Hensoldt AG	813	30,429
Hornbach Holding AG & Co. KGaA	131	11,552
HUGO BOSS AG	531	22,162

Avantis International Small Cap Equity ETF
	Shares	Value
Hypoport SE(1)	34	$10,040
Indus Holding AG	303	7,505
Instone Real Estate Group SE	240	2,429
Jenoptik AG	673	20,992
JOST Werke SE	226	10,058
Jungheinrich AG, Preference Shares	829	26,073
K&S AG	3,140	37,168
Kloeckner & Co. SE	957	5,495
Koenig & Bauer AG(1)	242	2,683
Kontron AG	176	3,309
Krones AG	239	32,765
Lanxess AG	1,502	42,418
LPKF Laser & Electronics SE(1)	404	3,731
Medios AG(1)	161	3,012
METRO AG	1,771	9,320
Mutares SE & Co. KGaA	337	11,443
Nagarro SE(1)	129	10,988
New Work SE(1)	15	1,099
Nordex SE(1)	2,241	35,771
Norma Group SE	514	8,375
Patrizia SE	608	5,509
ProCredit Holding AG	468	4,419
ProSiebenSat.1 Media SE	2,438	15,505
PVA TePla AG(1)	86	1,416
SAF-Holland SE	977	18,724
Salzgitter AG	353	6,191
Schaeffler AG, Preference Shares	2,504	13,004
Secunet Security Networks AG	15	1,723
SGL Carbon SE(1)	893	5,615
Siltronic AG	350	28,559
Sixt SE	161	11,356
Sixt SE, Preference Shares	207	12,135
Steico SE(1)	35	1,052
STO SE & Co. KGaA, Preference Shares	34	4,520
Stroeer SE & Co. KGaA	609	39,848
Suedzucker AG	975	13,123
SUSS MicroTec SE	302	19,484
TAG Immobilien AG(1)	2,795	45,932
Takkt AG	241	2,785
TeamViewer SE(1)	2,026	28,033
thyssenkrupp AG	8,641	30,589
United Internet AG	936	19,779
Varta AG(1)	275	537
Verbio SE	284	5,438
VIB Vermoegen AG	79	638
Vossloh AG	146	7,756
Wacker Neuson SE	481	7,740
		1,305,947
Hong Kong — 1.3%
Bright Smart Securities & Commodities Group Ltd.	14,000	2,810
Cafe de Coral Holdings Ltd.	10,000	10,345
China Beststudy Education Group(1)	5,000	1,722
Chow Sang Sang Holdings International Ltd.	2,000	1,699
CITIC Telecom International Holdings Ltd.	52,000	15,257

Avantis International Small Cap Equity ETF
	Shares	Value
Cowell e Holdings, Inc.(1)(2)	4,000	$11,744
Dah Sing Banking Group Ltd.	12,800	11,100
EC Healthcare	1,000	120
E-Commodities Holdings Ltd.	36,000	6,728
First Pacific Co. Ltd.	42,000	22,400
Giordano International Ltd.	30,000	6,570
Guotai Junan International Holdings Ltd.	55,000	4,419
Hang Lung Group Ltd.	19,000	21,674
HKBN Ltd.	20,500	7,050
Hong Kong Technology Venture Co. Ltd.(1)	4,000	867
Hysan Development Co. Ltd.	17,000	27,334
Johnson Electric Holdings Ltd.	12,500	17,097
JS Global Lifestyle Co. Ltd.	35,000	6,868
Kingkey Financial International Holdings Ltd.(1)	40,000	259
Luk Fook Holdings International Ltd.	4,000	7,410
Man Wah Holdings Ltd.	51,200	30,282
Melco International Development Ltd.(1)	19,000	10,028
Pacific Basin Shipping Ltd.	159,000	43,627
Pacific Textiles Holdings Ltd.	15,000	2,959
Singamas Container Holdings Ltd.	40,000	3,594
Stella International Holdings Ltd.	22,000	41,721
SUNeVision Holdings Ltd.	1,000	429
Television Broadcasts Ltd.(1)	11,200	4,680
Texhong International Group Ltd.(1)	2,000	915
Theme International Holdings Ltd.	40,000	2,020
United Laboratories International Holdings Ltd.	32,000	36,478
Value Partners Group Ltd.	36,000	6,450
Vitasoy International Holdings Ltd.	24,000	14,888
VSTECS Holdings Ltd.	20,000	10,988
VTech Holdings Ltd.	5,800	37,562
Yue Yuen Industrial Holdings Ltd.	24,500	42,307
		472,401
Ireland — 0.3%
Cairn Homes PLC	9,122	19,578
Dalata Hotel Group PLC	3,999	19,471
Glanbia PLC	2,171	38,493
Glenveagh Properties PLC(1)	8,355	13,257
Origin Enterprises PLC	1,594	5,811
Uniphar PLC	2,315	6,524
		103,134
Israel — 2.5%
Africa Israel Residences Ltd.	83	5,358
Airport City Ltd.(1)	1,260	19,480
Alony Hetz Properties & Investments Ltd.	2,314	17,387
Altshuler Shaham Finance Ltd.	1,020	1,415
Amot Investments Ltd.	3,936	17,502
Arad Investment & Industrial Development Ltd.(1)	66	1,607
Ashdod Refinery Ltd.	143	2,258
Ashtrom Group Ltd.(1)	640	8,877
Aura Investments Ltd.	2,665	12,149
Azorim-Investment Development & Construction Co. Ltd.(1)	1,386	7,078
Bet Shemesh Engines Holdings 1997 Ltd.	113	7,341
Big Shopping Centers Ltd.(1)	227	25,031
Blue Square Real Estate Ltd.	68	5,285

Avantis International Small Cap Equity ETF
	Shares	Value
Caesarstone Ltd.(1)	226	$1,107
Cellcom Israel Ltd.(1)	1,864	8,165
Ceragon Networks Ltd.(1)	1,040	3,099
Clal Insurance Enterprises Holdings Ltd.(1)	1,243	20,165
Cognyte Software Ltd.(1)	975	7,469
Danel Adir Yeoshua Ltd.	82	7,442
Danya Cebus Ltd.	63	1,466
Delek Automotive Systems Ltd.	702	4,284
Delek Group Ltd.	178	21,409
Delta Galil Ltd.	212	9,642
Direct Finance of Direct Group 2006 Ltd.	15	2,229
Doral Group Renewable Energy Resources Ltd.(1)	1,231	4,219
Electra Consumer Products 1970 Ltd.(1)	146	3,149
Electra Ltd.	31	12,741
Electra Real Estate Ltd.	351	3,773
Energix-Renewable Energies Ltd.	4,178	14,995
Enlight Renewable Energy Ltd.(1)	1,071	17,739
Fattal Holdings 1998 Ltd.(1)	160	19,080
FIBI Holdings Ltd.	383	16,633
Formula Systems 1985 Ltd.	150	11,662
Fox Wizel Ltd.	112	8,285
G City Ltd.	1,641	5,633
Gilat Satellite Networks Ltd.(1)	833	3,862
Hagag Group Real Estate Development(1)	323	1,440
Harel Insurance Investments & Financial Services Ltd.	1,960	20,089
Hilan Ltd.	258	13,938
Hiper Global Ltd.	228	962
IDI Insurance Co. Ltd.	147	4,958
IES Holdings Ltd.(1)	30	1,718
Inmode Ltd.(1)	780	13,034
Inrom Construction Industries Ltd.	1,450	4,590
Isracard Ltd.	3,507	12,433
Israel Canada TR Ltd.	2,296	8,594
Israel Corp. Ltd.	66	14,923
Israel Land Development Co. Ltd.(1)	146	1,266
Isras Holdings Ltd.(1)	66	5,645
Isras Investment Co. Ltd.	32	6,400
Ituran Location & Control Ltd.	240	6,780
Kenon Holdings Ltd.	338	8,542
Kornit Digital Ltd.(1)	769	14,288
Kvutzat Acro Ltd.	240	2,949
M Yochananof & Sons Ltd.	64	3,924
Magic Software Enterprises Ltd.	353	3,877
Matrix IT Ltd.	529	10,471
Max Stock Ltd.	1,693	4,534
Maytronics Ltd.	559	1,744
Mega Or Holdings Ltd.	351	9,293
Menora Mivtachim Holdings Ltd.	416	11,705
Meshek Energy Renewable Energies Ltd.(1)	4,201	3,112
Migdal Insurance & Financial Holdings Ltd.	7,208	9,196
Mivne Real Estate KD Ltd.	9,597	24,349
Mivtach Shamir Holdings Ltd.	91	4,217
Nano Dimension Ltd., ADR(1)	3,649	7,991
Nano-X Imaging Ltd.(1)	431	2,745

Avantis International Small Cap Equity ETF
	Shares	Value
Next Vision Stabilized Systems Ltd.	956	$12,396
Novolog Ltd.	4,444	1,921
Oddity Tech Ltd., Class A(1)	321	11,813
Oil Refineries Ltd.	70,269	18,268
One Software Technologies Ltd.	589	7,717
OPC Energy Ltd.(1)	1,849	14,333
Pagaya Technologies Ltd., Class A(1)	285	4,292
Partner Communications Co. Ltd.(1)	2,582	11,368
Paz Oil Co. Ltd.	191	20,798
Perion Network Ltd.(1)	701	6,109
Phoenix Financial Ltd.	2,775	29,651
Polyram Plastic Industries Ltd.	442	1,338
Prashkovsky Investments & Construction Ltd.	97	2,221
Priortech Ltd.(1)	159	7,919
Property & Building Corp. Ltd.(1)	32	1,940
Qualitau Ltd.	68	2,628
Radware Ltd.(1)	335	7,303
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	127	7,284
Retailors Ltd.	304	5,455
Riskified Ltd., Class A(1)	926	4,797
Sapiens International Corp. NV	495	17,985
Scope Metals Group Ltd.(1)	113	3,243
Shapir Engineering & Industry Ltd.(1)	1,836	10,731
Shikun & Binui Ltd.(1)	6,104	15,188
Shufersal Ltd.	5,518	47,579
SimilarWeb Ltd.(1)	307	2,895
Strauss Group Ltd.	957	15,371
Summit Real Estate Holdings Ltd.	529	7,603
Tadiran Group Ltd.	19	1,056
Tel Aviv Stock Exchange Ltd.	1,310	11,161
WalkMe Ltd.(1)	289	4,008
YH Dimri Construction & Development Ltd.	70	6,358
ZIM Integrated Shipping Services Ltd.	1,372	25,066
		926,518
Italy — 3.0%
ACEA SpA(2)	1,039	19,231
Anima Holding SpA	3,128	17,493
Arnoldo Mondadori Editore SpA	3,315	9,607
Azimut Holding SpA	2,536	64,193
Banca IFIS SpA	686	16,154
Banca Monte dei Paschi di Siena SpA	12,671	73,924
Banca Popolare di Sondrio SpA	10,662	82,648
BFF Bank SpA	5,170	56,103
Biesse SpA	193	1,904
Cairo Communication SpA	2,331	5,617
Carel Industries SpA(2)	275	5,467
Cementir Holding NV	1,212	13,222
CIR SpA-Compagnie Industriali(1)	22,404	15,081
Credito Emiliano SpA	2,247	25,703
d'Amico International Shipping SA	1,148	8,045
Danieli & C Officine Meccaniche SpA	318	11,741
Danieli & C Officine Meccaniche SpA, Preference Shares	1,005	28,146
Datalogic SpA	323	2,390
De' Longhi SpA	1,946	62,413

Avantis International Small Cap Equity ETF
	Shares	Value
Digital Bros SpA(1)	97	$1,100
doValue SpA(1)	766	1,360
El.En. SpA(2)	814	9,356
Enav SpA	6,792	29,910
ERG SpA	835	22,627
Esprinet SpA(1)	514	2,979
Eurogroup Laminations SpA	844	3,453
Fila SpA	862	8,791
Fincantieri SpA(1)	2,238	12,547
GVS SpA(1)	1,406	10,537
Intercos SpA	278	4,917
Iren SpA	16,913	36,655
Iveco Group NV	4,688	49,650
Maire SpA	3,761	32,706
MARR SpA(2)	480	6,256
MFE-MediaForEurope NV, Class A	5,674	18,631
MFE-MediaForEurope NV, Class B	1,833	8,084
OVS SpA	5,928	18,437
Piaggio & C SpA	4,080	12,173
RAI Way SpA	2,681	15,037
Safilo Group SpA(1)	4,287	5,846
Saipem SpA(1)	22,395	50,431
Salcef Group SpA	495	14,140
Salvatore Ferragamo SpA	878	7,288
Sanlorenzo SpA	352	14,755
Sesa SpA	176	18,934
Sogefi SpA(2)	1,993	4,761
Spaxs SpA(1)	1,151	6,201
Tamburi Investment Partners SpA	2,777	29,283
Technogym SpA	3,270	35,423
Unieuro SpA	398	5,116
Unipol Gruppo SpA	5,163	54,857
Webuild SpA	10,410	28,821
Wiit SpA	274	6,380
Zignago Vetro SpA(2)	508	6,188
		1,112,712
Japan — 31.5%
77 Bank Ltd.	1,500	43,286
A&D HOLON Holdings Co. Ltd.	700	12,238
Access Co. Ltd.(1)	500	4,140
Achilles Corp.	200	2,116
Adastria Co. Ltd.	700	17,321
ADEKA Corp.	1,800	37,568
Advanced Media, Inc.	100	795
Adventure, Inc.	100	2,526
Aeon Delight Co. Ltd.	400	11,111
Aeon Fantasy Co. Ltd.	100	1,622
AEON Financial Service Co. Ltd.	2,600	23,805
Aeon Hokkaido Corp.	900	5,627
Ahresty Corp.	200	904
Aica Kogyo Co. Ltd.	1,200	27,589
Aichi Corp.	600	4,624
Aichi Electric Co. Ltd.	100	2,961
Aichi Financial Group, Inc.	800	13,427

Avantis International Small Cap Equity ETF
	Shares	Value
Aichi Steel Corp.	200	$4,515
Aichi Tokei Denki Co. Ltd.	100	1,396
Aida Engineering Ltd.	900	4,837
Aiful Corp.	5,400	12,344
Ain Holdings, Inc.	700	25,406
Aiphone Co. Ltd.	200	4,054
Airport Facilities Co. Ltd.	500	2,000
Airtrip Corp.	200	1,754
Aisan Industry Co. Ltd.	900	9,152
AIT Corp.	200	2,321
Akebono Brake Industry Co. Ltd.(1)	2,800	2,760
Akita Bank Ltd.	400	6,460
Albis Co. Ltd.	100	1,891
Alconix Corp.	600	5,798
Alinco, Inc.	300	2,086
Alleanza Holdings Co. Ltd.	300	2,308
Alpen Co. Ltd.	300	4,444
Alpha Systems, Inc.	100	1,989
Alps Alpine Co. Ltd.	4,800	51,547
Alps Logistics Co. Ltd.	400	15,802
Altech Corp.	300	5,498
Amano Corp.	1,300	39,180
Amiyaki Tei Co. Ltd.	100	3,883
Amuse, Inc.	100	1,030
Amvis Holdings, Inc.	600	10,179
Anabuki Kosan, Inc.	100	1,412
Anest Iwata Corp.	300	2,622
Anicom Holdings, Inc.	1,700	7,715
Anritsu Corp.	3,100	25,034
Anycolor, Inc.(1)	300	5,277
AnyMind Group, Inc.(1)	300	2,758
Aohata Corp.	100	1,776
AOKI Holdings, Inc.	800	6,939
Aoyama Trading Co. Ltd.	500	4,946
Aoyama Zaisan Networks Co. Ltd.	500	4,589
Aozora Bank Ltd.	1,500	27,740
Arakawa Chemical Industries Ltd.	300	2,577
Arata Corp.	600	14,604
Araya Industrial Co. Ltd.	100	3,573
ARCLANDS Corp.	1,087	12,972
Arcs Co. Ltd.	800	13,970
Arealink Co. Ltd.	400	4,566
Argo Graphics, Inc.	200	6,954
Arisawa Manufacturing Co. Ltd.	800	8,384
Artience Co. Ltd.	800	20,603
Artnature, Inc.	300	1,696
Artner Co. Ltd.	100	1,290
As One Corp.	1,300	26,297
Asahi Co. Ltd.	400	4,311
Asahi Diamond Industrial Co. Ltd.	900	5,489
Asahi Net, Inc.	400	1,856
Asahi Printing Co. Ltd.	300	1,940
Asahi Yukizai Corp.	300	8,675
Asax Co. Ltd.	300	1,540

Avantis International Small Cap Equity ETF
	Shares	Value
Asia Pile Holdings Corp.	700	$4,189
ASKA Pharmaceutical Holdings Co. Ltd.	400	6,498
ASKUL Corp.	100	1,455
Atom Corp.(1)(2)	1,800	9,023
Aucnet, Inc.	300	4,939
Autobacs Seven Co. Ltd.	1,500	15,421
Avant Group Corp.	500	6,297
Avex, Inc.	600	5,928
Awa Bank Ltd.	700	12,509
Axial Retailing, Inc.	1,500	9,787
Axyz Co. Ltd.	100	1,936
AZ-COM MARUWA Holdings, Inc.	700	5,363
Bando Chemical Industries Ltd.	600	7,616
Bank of Iwate Ltd.	300	5,106
Bank of Nagoya Ltd.	300	14,595
Bank of Saga Ltd.	300	4,758
Bank of the Ryukyus Ltd.	900	6,707
Baroque Japan Ltd.	400	2,162
Base Co. Ltd.	100	2,222
baudroie, Inc.(1)	100	3,706
Beenos, Inc.	300	5,757
Belc Co. Ltd.	100	4,300
Bell System24 Holdings, Inc.	300	3,125
Belluna Co. Ltd.	1,100	5,620
Bengo4.com, Inc.(1)	200	4,548
Bewith, Inc.	100	1,293
Bic Camera, Inc.	2,200	25,178
BML, Inc.	500	9,435
Bookoff Group Holdings Ltd.	100	930
Bourbon Corp.	200	3,274
Br Holdings Corp.	800	1,972
BrainPad, Inc.	300	1,866
BRONCO BILLY Co. Ltd.	100	2,458
Bunka Shutter Co. Ltd.	600	7,508
Bushiroad, Inc.	100	255
Business Brain Showa-Ota, Inc.	200	2,660
Business Engineering Corp.	100	2,935
C Uyemura & Co. Ltd.	200	14,761
Canon Electronics, Inc.	400	6,279
Careerlink Co. Ltd.	200	3,425
Carenet, Inc.	300	1,398
Carlit Co. Ltd.	500	3,936
Casio Computer Co. Ltd.	3,100	24,906
Cawachi Ltd.	300	5,549
Celsys, Inc.	200	1,315
Central Automotive Products Ltd.	100	3,547
Central Glass Co. Ltd.	500	12,383
Central Security Patrols Co. Ltd.	200	3,735
Central Sports Co. Ltd.	100	1,720
Change Holdings, Inc.	600	5,938
Charm Care Corp. KK	500	5,135
Chiba Kogyo Bank Ltd.	1,000	7,173
Chikaranomoto Holdings Co. Ltd.	300	2,426
Chiyoda Co. Ltd.	400	2,429

Avantis International Small Cap Equity ETF
	Shares	Value
Chiyoda Integre Co. Ltd.	200	$4,927
Chofu Seisakusho Co. Ltd.	400	5,602
Chori Co. Ltd.	100	2,461
Choushimaru Co. Ltd.	200	2,265
Chubu Shiryo Co. Ltd.	600	6,365
Chubu Steel Plate Co. Ltd.	300	5,110
Chudenko Corp.	600	13,284
Chuetsu Pulp & Paper Co. Ltd.	100	944
Chugin Financial Group, Inc.	4,200	44,564
Chugoku Marine Paints Ltd.	800	11,166
Chuo Spring Co. Ltd.	400	3,196
Chuo Warehouse Co. Ltd.	300	2,838
CI Takiron Corp.	900	5,371
Citizen Watch Co. Ltd.	3,400	22,099
CKD Corp.	500	10,212
CK-San-Etsu Co. Ltd.	100	2,357
Cleanup Corp.	500	2,530
CMK Corp.	1,500	4,750
Coca-Cola Bottlers Japan Holdings, Inc.	1,900	26,906
COLOPL, Inc.	100	401
Colowide Co. Ltd.	1,100	13,306
Computer Engineering & Consulting Ltd.	200	2,621
Comture Corp.	500	5,632
Copro-Holdings Co. Ltd.	100	1,111
Core Concept Technologies, Inc.(1)	200	2,449
Corona Corp.	300	1,919
Cosmos Initia Co. Ltd.	300	1,617
Cota Co. Ltd.	500	5,770
Cover Corp.(1)	400	4,886
Create Restaurants Holdings, Inc.	2,700	19,486
Create SD Holdings Co. Ltd.	600	13,409
Creek & River Co. Ltd.	100	1,018
Cresco Ltd.	200	1,789
Cross Cat Co. Ltd.	200	1,622
CrowdWorks, Inc.(1)	100	945
CTI Engineering Co. Ltd.	100	3,245
CTS Co. Ltd.	500	2,907
Curves Holdings Co. Ltd.	1,100	6,044
Cyber Security Cloud, Inc.(1)	100	1,443
CYBERDYNE, Inc.(1)	500	723
Cybozu, Inc.	500	5,955
Dai Nippon Toryo Co. Ltd.	400	3,235
Daicel Corp.	5,300	47,636
Dai-Dan Co. Ltd.	400	8,378
Daido Metal Co. Ltd.	800	2,896
Daido Steel Co. Ltd.	3,100	30,819
Daiei Kankyo Co. Ltd.	900	18,742
Daihatsu Diesel Manufacturing Co. Ltd.	200	2,051
Daiho Corp.	100	2,383
Dai-Ichi Cutter Kogyo KK	200	2,070
Daiichi Jitsugyo Co. Ltd.	400	6,629
Daiichi Kensetsu Corp.	300	4,733
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	300	1,748
Daiichikosho Co. Ltd.	500	5,674

Avantis International Small Cap Equity ETF
	Shares	Value
Daiki Aluminium Industry Co. Ltd.	600	$4,646
Daikoku Denki Co. Ltd.(2)	200	5,092
Daikokutenbussan Co. Ltd.	100	7,911
Daikyonishikawa Corp.	800	3,827
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	300	6,476
Daio Paper Corp.	1,100	6,519
Daiseki Co. Ltd.	600	15,766
Daiseki Eco. Solution Co. Ltd.	100	749
Daishi Hokuetsu Financial Group, Inc.	900	32,818
Daishinku Corp.	200	923
Daisue Construction Co. Ltd.	200	2,342
Daito Pharmaceutical Co. Ltd.	110	1,793
Daiwabo Holdings Co. Ltd.	1,700	32,350
DCM Holdings Co. Ltd.	2,300	22,872
DD GROUP Co. Ltd.(1)	100	915
Demae-Can Co. Ltd.(1)	400	731
DeNA Co. Ltd.	600	6,861
Denka Co. Ltd.	1,500	23,321
Dentsu Soken, Inc.	200	8,251
Denyo Co. Ltd.	300	5,504
Dexerials Corp.	1,300	58,443
DIC Corp.	1,800	38,739
Digital Arts, Inc.	200	6,159
Digital Hearts Holdings Co. Ltd.	300	1,794
Digital Holdings, Inc.	100	682
Digital Information Technologies Corp.	200	2,542
Dip Corp.	800	15,879
DKK Co. Ltd.	100	1,453
DKS Co. Ltd.	200	4,483
Doshisha Co. Ltd.	500	7,539
Double Standard, Inc.	200	2,220
Doutor Nichires Holdings Co. Ltd.	700	10,637
Dowa Holdings Co. Ltd.	1,200	41,725
DTS Corp.	900	25,503
Duskin Co. Ltd.	400	10,293
DyDo Group Holdings, Inc.	300	5,817
Dynapac Co. Ltd.	100	1,174
Eagle Industry Co. Ltd.	500	7,038
Earth Corp.	300	10,896
EAT&HOLDINGS Co. Ltd.	100	1,377
Ebara Foods Industry, Inc.	100	1,955
Ebara Jitsugyo Co. Ltd.	200	5,275
Ebase Co. Ltd.	500	2,114
Eco's Co. Ltd.	100	1,414
EDION Corp.	1,500	18,839
eGuarantee, Inc.	500	4,843
Ehime Bank Ltd.	800	6,240
Eiken Chemical Co. Ltd.	200	3,160
Eizo Corp.	300	9,355
EJ Holdings, Inc.	300	3,708
Elan Corp.	200	1,129
Elecom Co. Ltd.	400	3,937
Elematec Corp.	400	4,986
EM Systems Co. Ltd.	400	1,563

Avantis International Small Cap Equity ETF
	Shares	Value
en Japan, Inc.	700	$11,818
Endo Lighting Corp.	100	920
Enigmo, Inc.	200	474
Enshu Truck Co. Ltd.	100	1,737
eRex Co. Ltd.(1)	100	540
ES-Con Japan Ltd.	200	1,431
Eslead Corp.	200	6,286
ESPEC Corp.	100	1,752
Eternal Hospitality Group Co. Ltd.	100	2,370
Exedy Corp.	900	19,286
EXEO Group, Inc.	4,200	45,247
Ezaki Glico Co. Ltd.	1,100	31,225
FALCO HOLDINGS Co. Ltd.	200	3,339
Fancl Corp.	2,000	38,382
FCC Co. Ltd.	900	14,438
Feed One Co. Ltd.	500	2,989
Ferrotec Holdings Corp.	900	15,198
FFRI Security, Inc.	100	1,213
Fibergate, Inc.	100	767
FIDEA Holdings Co. Ltd.	400	4,177
Financial Partners Group Co. Ltd.	1,700	27,529
FINDEX, Inc.	300	1,989
First Bank of Toyama Ltd.	1,400	11,753
First Juken Co. Ltd.	200	1,496
Fixstars Corp.	500	5,518
FJ Next Holdings Co. Ltd.	400	3,371
Food & Life Cos. Ltd.	2,000	37,282
Forum Engineering, Inc.	500	3,493
Forval Corp.	200	2,053
Foster Electric Co. Ltd.	600	6,818
FP Corp.	500	9,360
FP Partner, Inc.	100	2,055
France Bed Holdings Co. Ltd.	100	827
Fudo Tetra Corp.	200	3,361
Fuji Co. Ltd.	700	9,395
Fuji Corp.	200	3,043
Fuji Corp. /Aichi	1,800	30,392
Fuji Corp. Ltd.	500	2,512
Fuji Kyuko Co. Ltd.	300	5,586
Fuji Oil Co. Ltd.	1,500	4,204
Fuji Oil Holdings, Inc.	1,100	24,225
Fuji Pharma Co. Ltd.	200	1,878
Fuji Seal International, Inc.	1,100	16,994
Fuji Soft, Inc.	100	6,112
Fujibo Holdings, Inc.	200	6,199
Fujicco Co. Ltd.	400	4,619
Fujii Sangyo Corp.	100	1,694
Fujikura Composites, Inc.	400	3,425
Fujikura Ltd.	4,700	137,129
Fujimori Kogyo Co. Ltd.	300	8,980
Fujio Food Group, Inc.(1)	400	3,749
Fujishoji Co. Ltd.	100	871
Fujita Kanko, Inc.(1)	200	13,482
Fujitec Co. Ltd.	500	16,208

Avantis International Small Cap Equity ETF
	Shares	Value
Fujitsu General Ltd.	1,300	$17,371
Fujiya Co. Ltd.	200	3,623
FuKoKu Co. Ltd.	300	3,930
Fukuda Corp.	100	3,832
Fukuda Denshi Co. Ltd.	200	10,316
Fukui Bank Ltd.	500	6,660
Fukui Computer Holdings, Inc.	100	1,789
Fukushima Galilei Co. Ltd.	300	11,617
Fukuyama Transporting Co. Ltd.	200	5,107
FULLCAST Holdings Co. Ltd.	100	1,040
Fumakilla Ltd.	200	1,484
Funai Soken Holdings, Inc.	600	9,710
Furukawa Battery Co. Ltd.	400	3,803
Furukawa Co. Ltd.	500	5,554
Furukawa Electric Co. Ltd.	1,900	47,379
Furuno Electric Co. Ltd.	200	2,460
Furyu Corp.	200	1,406
Fuso Pharmaceutical Industries Ltd.	100	1,545
Futaba Corp.	800	2,890
Futaba Industrial Co. Ltd.	1,700	8,543
Future Corp.	600	7,298
Fuyo General Lease Co. Ltd.	300	23,497
G-7 Holdings, Inc.	400	4,389
GA Technologies Co. Ltd.(1)	500	4,059
Gakken Holdings Co. Ltd.	700	4,883
Gakkyusha Co. Ltd.	100	1,387
Gakujo Co. Ltd.	200	2,490
Genki Global Dining Concepts Corp.	200	5,759
Genky DrugStores Co. Ltd.	200	5,193
GENOVA, Inc.(1)	200	2,139
Geo Holdings Corp.	300	3,335
Gift Holdings, Inc.	200	3,636
giftee, Inc.(1)	100	886
Gig Works, Inc.	100	331
Giken Ltd.	100	1,230
GL Sciences, Inc.	100	1,859
Global Link Management KK	100	1,554
Global Security Experts, Inc.	100	4,612
GLOBERIDE, Inc.	300	3,945
Glory Ltd.	800	14,422
GMO Financial Holdings, Inc.	1,000	4,408
GMO GlobalSign Holdings KK	100	1,933
Godo Steel Ltd.	100	3,164
Goldcrest Co. Ltd.	400	8,043
Gourmet Kineya Co. Ltd.	300	2,322
Grandy House Corp.	300	1,186
Gree, Inc.	1,200	3,682
Greens Co. Ltd.	100	1,135
gremz, Inc.	200	3,677
GS Yuasa Corp.	2,300	43,685
GSI Creos Corp.	200	2,789
G-Tekt Corp.	500	5,783
Gun-Ei Chemical Industry Co. Ltd.	100	1,926
GungHo Online Entertainment, Inc.	200	4,164

Avantis International Small Cap Equity ETF
	Shares	Value
Gunma Bank Ltd.	6,600	$44,214
Gunze Ltd.	300	11,469
H.U. Group Holdings, Inc.	900	16,562
H2O Retailing Corp.	2,700	39,870
Hachijuni Bank Ltd.	2,000	12,677
Hagihara Industries, Inc.	300	3,284
Hagiwara Electric Holdings Co. Ltd.	100	2,462
Hagoromo Foods Corp.	100	2,225
Hakuto Co. Ltd.	100	3,431
Halows Co. Ltd.	200	5,883
Hamakyorex Co. Ltd.	400	13,466
Hanwa Co. Ltd.	800	28,055
Happinet Corp.	400	10,523
Harima Chemicals Group, Inc.	300	1,846
Harmonic Drive Systems, Inc.	500	12,124
Hashimoto Sogyo Holdings Co. Ltd.	200	1,696
Hazama Ando Corp.	3,400	27,015
Heiwa Corp.	1,200	17,366
Heiwa Real Estate Co. Ltd.	300	8,407
Heiwado Co. Ltd.	600	9,971
Helios Techno Holding Co. Ltd.	600	3,718
Hennge KK(1)	200	1,543
Hibino Corp.	100	2,290
Hiday Hidaka Corp.	500	9,358
HI-LEX Corp.	400	3,948
Hino Motors Ltd.(1)	4,800	14,565
Hioki EE Corp.	200	11,156
Hirano Tecseed Co. Ltd.	200	2,229
Hirogin Holdings, Inc.	6,400	50,398
Hirose Tusyo, Inc.	100	2,755
Hiroshima Electric Railway Co. Ltd.	300	1,455
HIS Co. Ltd.(1)	1,000	13,057
Hisaka Works Ltd.	400	2,948
Hisamitsu Pharmaceutical Co., Inc.	800	22,285
Hitachi Zosen Corp.	3,900	25,984
Hodogaya Chemical Co. Ltd.	200	7,082
Hogy Medical Co. Ltd.	500	15,173
Hokkaido Coca-Cola Bottling Co. Ltd.	100	1,842
Hokkaido Electric Power Co., Inc.	4,800	33,200
Hokkan Holdings Ltd.	200	2,374
Hokko Chemical Industry Co. Ltd.	400	3,965
Hokkoku Financial Holdings, Inc.	400	13,577
Hokuetsu Corp.	2,300	24,273
Hokuetsu Industries Co. Ltd.	200	2,720
Hokuhoku Financial Group, Inc.	2,900	34,868
Hokuriku Electric Power Co.	3,200	21,483
Hokuriku Electrical Construction Co. Ltd.	100	819
Hokuto Corp.	500	6,436
H-One Co. Ltd.	400	2,738
Honeys Holdings Co. Ltd.	400	4,381
Hoosiers Holdings Co. Ltd.	200	1,458
Horiba Ltd.	100	6,698
Hosiden Corp.	1,000	14,439
Hosokawa Micron Corp.	100	3,006

Avantis International Small Cap Equity ETF
	Shares	Value
Hotland Co. Ltd.	300	$4,465
House Foods Group, Inc.	400	8,044
HS Holdings Co. Ltd.	300	2,009
Hyakugo Bank Ltd.	4,900	19,849
Hyakujushi Bank Ltd.	600	11,168
IBJ, Inc.	200	865
Ichibanya Co. Ltd.	500	3,557
Ichigo, Inc.	3,100	8,139
Ichikoh Industries Ltd.	300	927
Ichinen Holdings Co. Ltd.	500	6,229
Ichiyoshi Securities Co. Ltd.	300	1,498
Icom, Inc.	100	1,893
IDOM, Inc.	600	4,746
IG Port, Inc.	100	1,418
Iino Kaiun Kaisha Ltd.	1,700	15,103
IKK Holdings, Inc.	300	1,621
I'll, Inc.	100	2,016
Imagica Group, Inc.	100	342
Imuraya Group Co. Ltd.	200	3,417
Inaba Denki Sangyo Co. Ltd.	500	13,164
Inaba Seisakusho Co. Ltd.	200	2,382
Inabata & Co. Ltd.	1,000	23,229
Inageya Co. Ltd.	300	2,519
I-NE Co. Ltd.	100	1,241
Ines Corp.	400	4,276
I-Net Corp.	200	2,263
Infomart Corp.	3,400	7,216
Inforich, Inc.(1)	100	2,667
Information Planning Co.	100	2,902
INFRONEER Holdings, Inc.	2,900	24,354
Insource Co. Ltd.	1,000	7,376
Intage Holdings, Inc.	100	1,102
Integrated Design & Engineering Holdings Co. Ltd.	300	8,293
Inui Global Logistics Co. Ltd.	400	3,162
I-PEX, Inc.	100	1,207
Iriso Electronics Co. Ltd.	400	7,302
ISB Corp.	100	1,038
Ise Chemicals Corp.	100	13,744
Iseki & Co. Ltd.	200	1,357
Ishihara Chemical Co. Ltd.	200	3,264
Ishihara Sangyo Kaisha Ltd.	700	7,287
Istyle, Inc.(1)	1,500	5,436
Itfor, Inc.	100	922
ITmedia, Inc.	300	3,594
Ito En Ltd.	700	16,933
Itochu Enex Co. Ltd.	400	4,400
Itochu-Shokuhin Co. Ltd.	100	5,029
Itoham Yonekyu Holdings, Inc.	560	15,226
Itoki Corp.	400	3,962
IwaiCosmo Holdings, Inc.	400	5,829
Iwatsu Electric Co. Ltd.(1)	200	2,092
Iwatsuka Confectionery Co. Ltd.	100	1,757
Iyogin Holdings, Inc.	3,500	32,654
Izumi Co. Ltd.	700	15,660

Avantis International Small Cap Equity ETF
	Shares	Value
J Front Retailing Co. Ltd.	4,800	$47,514
J Trust Co. Ltd.	1,100	3,475
JAC Recruitment Co. Ltd.	1,400	7,301
Jaccs Co. Ltd.	300	8,213
JAFCO Group Co. Ltd.	1,100	15,250
JALCO Holdings, Inc.	100	288
Jamco Corp.(1)	200	1,901
Japan Aviation Electronics Industry Ltd.	800	14,350
Japan Business Systems, Inc.	100	707
Japan Cash Machine Co. Ltd.	200	1,389
Japan Communications, Inc.(1)	2,000	2,442
Japan Electronic Materials Corp.	100	2,023
Japan Elevator Service Holdings Co. Ltd.	1,700	33,461
Japan Eyewear Holdings Co. Ltd.	200	5,337
Japan Investment Adviser Co. Ltd.	200	1,692
Japan Lifeline Co. Ltd.	1,000	7,717
Japan Material Co. Ltd.	500	6,144
Japan Petroleum Exploration Co. Ltd.	400	16,025
Japan Property Management Center Co. Ltd.	300	2,485
Japan Pulp & Paper Co. Ltd.	200	8,777
Japan Securities Finance Co. Ltd.	1,800	24,953
Japan Steel Works Ltd.	500	15,723
Japan System Techniques Co. Ltd.	400	4,715
Japan Transcity Corp.	900	5,450
Japan Wool Textile Co. Ltd.	900	8,332
JBCC Holdings, Inc.	100	3,159
JCR Pharmaceuticals Co. Ltd.	800	3,451
JCU Corp.	400	9,900
JDC Corp.	800	2,666
Jeol Ltd.	1,000	45,463
JFE Systems, Inc.	100	2,013
JGC Holdings Corp.	2,800	25,649
JIG-SAW, Inc.(1)	100	3,209
JINS Holdings, Inc.	300	10,690
JINUSHI Co. Ltd.	100	1,408
JK Holdings Co. Ltd.	300	2,098
J-Lease Co. Ltd.	300	2,838
JM Holdings Co. Ltd.	300	6,185
JMDC, Inc.	200	6,041
J-Oil Mills, Inc.	400	5,377
Joshin Denki Co. Ltd.	400	7,679
Joyful Honda Co. Ltd.	1,100	16,179
JP-Holdings, Inc.	1,200	5,934
JSB Co. Ltd.	200	4,248
JSP Corp.	300	4,210
JTEKT Corp.	3,500	27,191
JTOWER, Inc.(1)	100	2,469
Juki Corp.	100	279
Juroku Financial Group, Inc.	600	17,639
Justsystems Corp.	200	4,762
JVCKenwood Corp.	3,800	34,497
Kadoya Sesame Mills, Inc.	100	2,489
Kaga Electronics Co. Ltd.	300	11,241
Kakaku.com, Inc.	1,500	25,791

Avantis International Small Cap Equity ETF
	Shares	Value
Kaken Pharmaceutical Co. Ltd.	700	$19,848
Kamakura Shinsho Ltd.	100	292
Kamei Corp.	600	8,708
Kamigumi Co. Ltd.	2,000	45,225
Kanaden Corp.	300	3,061
Kanagawa Chuo Kotsu Co. Ltd.	100	2,316
Kanamic Network Co. Ltd.	600	2,146
Kanamoto Co. Ltd.	700	13,948
Kandenko Co. Ltd.	2,000	29,730
Kaneka Corp.	1,000	25,955
Kaneko Seeds Co. Ltd.	200	1,879
Kanematsu Corp.	1,700	29,440
Kanemi Co. Ltd.	100	2,222
Kanro, Inc.	200	3,918
Kanto Denka Kogyo Co. Ltd.	1,000	6,769
Kappa Create Co. Ltd.	500	5,999
Katitas Co. Ltd.	1,100	14,228
Kato Sangyo Co. Ltd.	400	11,614
Kato Works Co. Ltd.	100	889
Kawada Technologies, Inc.	300	5,601
Kawai Musical Instruments Manufacturing Co. Ltd.	100	1,893
KeePer Technical Laboratory Co. Ltd.	100	2,788
Keihan Holdings Co. Ltd.	1,300	25,192
Keihanshin Building Co. Ltd.	700	7,860
Keikyu Corp.	4,100	32,523
KEIWA, Inc.	300	2,405
Keiyo Bank Ltd.	2,300	12,423
Kenko Mayonnaise Co. Ltd.	200	3,332
KH Neochem Co. Ltd.	700	9,968
Kibun Foods, Inc.	300	2,445
Kintetsu Department Store Co. Ltd.	100	1,453
Kissei Pharmaceutical Co. Ltd.	600	14,288
Kita-Nippon Bank Ltd.	200	3,463
Kitanotatsujin Corp.	1,000	1,229
Kitz Corp.	1,500	10,652
Kiyo Bank Ltd.	1,300	16,737
KNT-CT Holdings Co. Ltd.(1)	200	1,798
Koa Corp.	600	5,184
Koatsu Gas Kogyo Co. Ltd.	600	3,716
Kobe Electric Railway Co. Ltd.	100	1,865
Kohnan Shoji Co. Ltd.	500	13,356
Kohsoku Corp.	200	3,291
Koike-ya, Inc.	100	3,604
Kojima Co. Ltd.	700	4,815
Kokuyo Co. Ltd.	700	11,848
Komatsu Matere Co. Ltd.	500	2,484
Komatsu Wall Industry Co. Ltd.	100	2,123
KOMEDA Holdings Co. Ltd.	400	7,232
Komeri Co. Ltd.	700	17,896
Komori Corp.	900	7,184
Kondotec, Inc.	400	3,598
Konica Minolta, Inc.	10,700	32,144
Konishi Co. Ltd.	1,000	8,793
Konoike Transport Co. Ltd.	700	11,822

Avantis International Small Cap Equity ETF
	Shares	Value
Koshidaka Holdings Co. Ltd.	800	$5,265
Kotobuki Spirits Co. Ltd.	2,000	24,139
Kourakuen Holdings Corp.(1)	300	2,570
KPP Group Holdings Co. Ltd.	1,000	4,806
Krosaki Harima Corp.	400	6,034
KRS Corp.	300	4,253
K's Holdings Corp.	3,400	36,632
KU Holdings Co. Ltd.	300	2,348
Kumagai Gumi Co. Ltd.	800	19,658
Kumiai Chemical Industry Co. Ltd.	1,400	7,496
Kura Sushi, Inc.	500	13,082
Kurabo Industries Ltd.	300	10,161
Kureha Corp.	700	13,375
Kurimoto Ltd.	200	6,040
Kuriyama Holdings Corp.	400	3,339
Kusuri No. Aoki Holdings Co. Ltd.	1,000	22,933
KYB Corp.	400	12,946
Kyoei Steel Ltd.	500	6,080
Kyokuto Boeki Kaisha Ltd.	200	2,250
Kyokuto Kaihatsu Kogyo Co. Ltd.	800	14,804
Kyokuto Securities Co. Ltd.	600	6,469
Kyokuyo Co. Ltd.	200	5,472
Kyorin Pharmaceutical Co. Ltd.	900	10,046
Kyoritsu Maintenance Co. Ltd.	1,400	23,056
Kyosan Electric Manufacturing Co. Ltd.	900	3,333
Kyowa Leather Cloth Co. Ltd.	300	1,511
Kyudenko Corp.	100	4,507
Kyushu Financial Group, Inc.	7,700	40,116
Kyushu Leasing Service Co. Ltd.	200	1,527
LAC Co. Ltd.	300	1,616
Lacto Japan Co. Ltd.	200	4,275
LEC, Inc.	600	5,310
Leopalace21 Corp.	4,400	17,978
Life Corp.	500	12,061
Lifedrink Co., Inc.	200	10,083
Lifenet Insurance Co.(1)	500	6,060
LIKE, Inc.	100	986
Link & Motivation, Inc.	500	2,112
Lintec Corp.	900	20,916
Lion Corp.	500	5,082
LITALICO, Inc.	400	3,626
Look Holdings, Inc.	100	1,858
M&A Research Institute Holdings, Inc.(1)	300	6,608
Mabuchi Motor Co. Ltd.	1,700	25,545
Macbee Planet, Inc.	100	2,106
Macnica Holdings, Inc.	400	16,336
Maeda Kosen Co. Ltd.	800	9,014
Maezawa Kasei Industries Co. Ltd.	300	3,778
Maezawa Kyuso Industries Co. Ltd.	300	2,732
Makino Milling Machine Co. Ltd.	500	20,129
Mammy Mart Corp.	100	2,984
Management Solutions Co. Ltd.	100	937
Mandom Corp.	700	5,976
Mani, Inc.	1,500	20,294

Avantis International Small Cap Equity ETF
	Shares	Value
MarkLines Co. Ltd.	200	$4,167
Mars Group Holdings Corp.	300	7,648
Marubun Corp.	200	1,525
Maruchiyo Yamaokaya Corp.	100	2,372
Marudai Food Co. Ltd.	400	4,885
Maruha Nichiro Corp.	900	18,829
Maruichi Co. Ltd.	100	819
Maruichi Steel Tube Ltd.	1,300	31,271
MARUKA FURUSATO Corp.	300	4,774
Marusan Securities Co. Ltd.	200	1,401
Maruwa Co. Ltd.	100	26,808
Maruzen CHI Holdings Co. Ltd.	500	1,114
Maruzen Showa Unyu Co. Ltd.	300	10,355
Marvelous, Inc.	500	2,101
Matsuda Sangyo Co. Ltd.	200	4,413
Matsui Construction Co. Ltd.	300	1,625
Matsui Securities Co. Ltd.	2,700	14,976
Matsuya Co. Ltd.	200	1,266
Matsuyafoods Holdings Co. Ltd.	200	7,825
Max Co. Ltd.	300	7,292
Maxell Ltd.	1,000	12,512
Maxvalu Tokai Co. Ltd.	200	4,304
MCJ Co. Ltd.	700	7,338
MEC Co. Ltd.	100	2,740
Media Do Co. Ltd.	200	2,096
Medical Data Vision Co. Ltd.	100	367
Medikit Co. Ltd.	100	1,967
MedPeer, Inc.	100	438
Megachips Corp.	200	6,789
Megmilk Snow Brand Co. Ltd.	1,100	19,940
Meidensha Corp.	500	11,880
Meiji Shipping Group Co. Ltd.	200	1,001
Meiko Construction Co. Ltd.	200	1,564
Meiko Electronics Co. Ltd.	600	25,538
Meisei Industrial Co. Ltd.	300	2,621
MEITEC Group Holdings, Inc.	1,700	40,218
Meito Sangyo Co. Ltd.	200	2,649
Meiwa Corp.	700	3,272
Meiwa Estate Co. Ltd.	200	1,361
Melco Holdings, Inc.	100	2,432
Menicon Co. Ltd.	700	6,608
Mercari, Inc.(1)	2,600	42,413
METAWATER Co. Ltd.	200	2,426
Micronics Japan Co. Ltd.	300	10,040
Midac Holdings Co. Ltd.	100	1,204
Mie Kotsu Group Holdings, Inc.	1,000	3,551
Milbon Co. Ltd.	600	12,401
MIMAKI ENGINEERING Co. Ltd.	500	6,078
Mimasu Semiconductor Industry Co. Ltd.	400	10,117
Ministop Co. Ltd.	300	3,364
Mirai Industry Co. Ltd.	100	2,394
Miraial Co. Ltd.	100	904
Mirait One Corp.	1,900	27,640
Mirarth Holdings, Inc.	2,200	7,861

Avantis International Small Cap Equity ETF
	Shares	Value
Miroku Jyoho Service Co. Ltd.	400	$5,178
Mitani Sangyo Co. Ltd.	600	1,363
Mito Securities Co. Ltd.	1,200	3,728
Mitsuba Corp.	700	5,062
Mitsubishi Kakoki Kaisha Ltd.	200	4,908
Mitsubishi Logisnext Co. Ltd.	300	2,846
Mitsubishi Logistics Corp.	600	21,158
Mitsubishi Materials Corp.	2,900	51,592
Mitsubishi Paper Mills Ltd.	300	1,205
Mitsubishi Pencil Co. Ltd.	200	3,272
Mitsubishi Research Institute, Inc.	200	5,839
Mitsubishi Shokuhin Co. Ltd.	400	14,513
Mitsubishi Steel Manufacturing Co. Ltd.	300	2,991
Mitsui DM Sugar Holdings Co. Ltd.	300	6,634
Mitsui E&S Co. Ltd.	1,800	16,725
Mitsui High-Tec, Inc.	1,500	10,799
Mitsui Matsushima Holdings Co. Ltd.	300	9,738
Mitsui Mining & Smelting Co. Ltd.	1,000	32,356
Mitsui-Soko Holdings Co. Ltd.	400	15,453
Miura Co. Ltd.	400	9,141
MIXI, Inc.	800	15,155
Miyaji Engineering Group, Inc.	300	9,192
Miyazaki Bank Ltd.	400	7,978
Mizuho Leasing Co. Ltd.	1,800	12,528
Mizuno Corp.	200	13,507
Mochida Pharmaceutical Co. Ltd.	200	4,547
Modec, Inc.	200	4,304
Monex Group, Inc.	3,400	15,616
Monogatari Corp.	400	9,747
Morinaga & Co. Ltd.	1,300	24,548
Morinaga Milk Industry Co. Ltd.	1,800	41,545
Moriroku Holdings Co. Ltd.	200	3,322
Morita Holdings Corp.	700	8,954
Morito Co. Ltd.	400	3,795
Mory Industries, Inc.	100	3,870
MOS Food Services, Inc.	600	14,202
MrMax Holdings Ltd.	500	2,373
Mugen Estate Co. Ltd.	100	1,028
m-up Holdings, Inc.	800	7,026
Murakami Corp.	100	3,068
Musashi Seimitsu Industry Co. Ltd.	1,000	14,296
Musashino Bank Ltd.	600	12,037
Muto Seiko Co.	100	1,197
Nabtesco Corp.	1,800	30,682
Nachi-Fujikoshi Corp.	300	6,332
Nafco Co. Ltd.	300	5,465
Nagaileben Co. Ltd.	100	1,677
Nagano Keiki Co. Ltd.	100	1,929
Nagase & Co. Ltd.	2,400	52,750
Nagase Brothers, Inc.	200	2,470
Nagawa Co. Ltd.	100	5,016
Nagoya Railroad Co. Ltd.	2,500	29,893
Nakamuraya Co. Ltd.	100	2,205
Nakayama Steel Works Ltd.	900	5,215

Avantis International Small Cap Equity ETF
	Shares	Value
Namura Shipbuilding Co. Ltd.	1,200	$13,869
Nankai Electric Railway Co. Ltd.	2,100	34,010
Nanto Bank Ltd.	700	15,611
Natori Co. Ltd.	200	2,894
NEC Capital Solutions Ltd.	200	5,400
NEC Networks & System Integration Corp.	1,500	27,201
NEOJAPAN, Inc.	100	1,262
NET One Systems Co. Ltd.	1,900	44,351
Net Protections Holdings, Inc.(1)	400	845
Neturen Co. Ltd.	500	3,620
New Art Holdings Co. Ltd.(2)	200	2,013
New Cosmos Electric Co. Ltd.	100	1,714
Nextage Co. Ltd.(2)	400	5,687
NHK Spring Co. Ltd.	5,400	62,231
Nicca Chemical Co. Ltd.	200	1,721
Nice Corp.	100	1,305
Nichias Corp.	600	23,414
Nichiban Co. Ltd.	200	2,705
Nichicon Corp.	900	6,083
Nichiden Corp.	300	7,026
Nichiha Corp.	200	4,776
Nichimo Co. Ltd.	100	1,302
Nichireki Co. Ltd.	500	8,671
Nichirin Co. Ltd.	200	4,833
Nifco, Inc.	1,900	48,931
Nihon Chouzai Co. Ltd.	300	2,609
Nihon Dempa Kogyo Co. Ltd.	300	2,378
Nihon Dengi Co. Ltd.	100	3,956
Nihon Denkei Co. Ltd.	100	1,282
Nihon Flush Co. Ltd.	400	2,536
Nihon Kagaku Sangyo Co. Ltd.	200	1,989
Nihon Kohden Corp.	2,200	29,656
Nihon M&A Center Holdings, Inc.	5,400	25,138
Nihon Nohyaku Co. Ltd.	700	3,024
Nihon Parkerizing Co. Ltd.	1,900	16,472
Nihon Tokushu Toryo Co. Ltd.	300	2,549
Nihon Trim Co. Ltd.	100	2,584
Nihon Yamamura Glass Co. Ltd.	100	1,059
Nikkiso Co. Ltd.	1,000	7,097
Nikko Co. Ltd.	600	2,956
Nikkon Holdings Co. Ltd.	1,100	28,119
Nippn Corp.	1,100	17,158
Nippon Air Conditioning Services Co. Ltd.	600	4,481
Nippon Aqua Co. Ltd.	100	600
Nippon Beet Sugar Manufacturing Co. Ltd.	200	3,454
Nippon Carbon Co. Ltd.	100	3,028
Nippon Chemical Industrial Co. Ltd.	200	4,039
Nippon Chemi-Con Corp.(1)	400	3,326
Nippon Coke & Engineering Co. Ltd.	4,900	3,541
Nippon Concrete Industries Co. Ltd.	400	997
Nippon Denko Co. Ltd.	1,800	3,715
Nippon Densetsu Kogyo Co. Ltd.	800	10,157
Nippon Dry-Chemical Co. Ltd.	100	1,920
Nippon Electric Glass Co. Ltd.	1,500	35,819

Avantis International Small Cap Equity ETF
	Shares	Value
Nippon Fine Chemical Co. Ltd.	200	$3,302
Nippon Gas Co. Ltd.	1,700	27,140
Nippon Kayaku Co. Ltd.	2,800	24,886
Nippon Kodoshi Corp.	200	2,780
Nippon Light Metal Holdings Co. Ltd.	1,500	16,984
Nippon Paper Industries Co. Ltd.	1,800	11,433
Nippon Parking Development Co. Ltd.	4,600	6,608
Nippon Road Co. Ltd.	400	4,523
Nippon Seiki Co. Ltd.	1,000	8,610
Nippon Seisen Co. Ltd.	300	2,328
Nippon Sharyo Ltd.	100	1,487
Nippon Sheet Glass Co. Ltd.(1)	1,200	3,022
Nippon Shinyaku Co. Ltd.	400	9,669
Nippon Shokubai Co. Ltd.	2,700	31,208
Nippon Signal Co. Ltd.	900	6,108
Nippon Soda Co. Ltd.	400	13,947
Nippon Television Holdings, Inc.	400	6,555
Nippon Thompson Co. Ltd.	1,100	3,886
Nippon Yakin Kogyo Co. Ltd.	300	9,327
Nipro Corp.	3,500	31,179
Nishikawa Rubber Co. Ltd.	200	2,515
Nishimatsu Construction Co. Ltd.	600	21,661
Nishimatsuya Chain Co. Ltd.	400	6,922
Nishi-Nippon Financial Holdings, Inc.	2,800	33,755
Nishi-Nippon Railroad Co. Ltd.	1,400	22,956
Nishio Holdings Co. Ltd.	400	11,594
Nissan Shatai Co. Ltd.	1,500	9,952
Nissan Tokyo Sales Holdings Co. Ltd.	600	1,978
Nissei ASB Machine Co. Ltd.	100	3,452
Nissei Plastic Industrial Co. Ltd.	200	1,304
Nissha Co. Ltd.	900	12,982
Nisshin Group Holdings Co. Ltd.	600	2,081
Nisshin Oillio Group Ltd.	600	21,323
Nisshinbo Holdings, Inc.	2,500	16,780
Nissin Corp.	300	8,762
Nisso Holdings Co. Ltd.	100	534
Nissui Corp.	6,600	41,955
Nitta Corp.	400	10,483
Nittetsu Mining Co. Ltd.	200	6,134
Nitto Boseki Co. Ltd.	200	7,996
Nitto Fuji Flour Milling Co. Ltd.	100	4,883
Nitto Kohki Co. Ltd.	200	3,501
Nitto Seiko Co. Ltd.	600	2,395
Nittoku Co. Ltd.	300	3,050
NJS Co. Ltd.	100	2,618
Noevir Holdings Co. Ltd.	300	11,707
Nohmi Bosai Ltd.	200	3,192
Nojima Corp.	1,700	19,706
NOK Corp.	1,500	24,696
Nomura Co. Ltd.	1,800	10,534
Nomura Micro Science Co. Ltd.	400	7,805
Noritake Co. Ltd.	400	10,956
Noritsu Koki Co. Ltd.	500	14,782
Noritz Corp.	500	6,702

Avantis International Small Cap Equity ETF
	Shares	Value
North Pacific Bank Ltd.	7,300	$21,705
NPC, Inc.	500	3,640
NPR-RIKEN Corp.	600	10,178
NS Solutions Corp.	200	5,095
NS United Kaiun Kaisha Ltd.	200	6,695
NSD Co. Ltd.	1,300	28,455
NSW, Inc.	200	4,071
NTN Corp.	11,200	21,205
Oat Agrio Co. Ltd.	100	1,393
Obara Group, Inc.	100	2,770
Ochi Holdings Co. Ltd.	200	1,938
Oenon Holdings, Inc.	800	2,248
Ogaki Kyoritsu Bank Ltd.	800	11,004
Ohashi Technica, Inc.	200	2,509
Ohba Co. Ltd.	200	1,421
Ohsho Food Service Corp.	100	5,555
OIE Sangyo Co. Ltd.	100	1,415
Oiles Corp.	100	1,459
Oisix ra daichi, Inc.(1)	400	3,554
Oita Bank Ltd.	300	6,900
Okabe Co. Ltd.	700	3,650
Okamoto Industries, Inc.	200	6,983
Okamura Corp.	1,200	16,302
Okasan Securities Group, Inc.	3,500	15,602
Oki Electric Industry Co. Ltd.	2,100	14,765
Okinawa Cellular Telephone Co.	500	14,281
Okinawa Electric Power Co., Inc.	400	2,949
Okinawa Financial Group, Inc.	400	6,763
OKUMA Corp.	200	8,352
Okumura Corp.	600	19,131
Okura Industrial Co. Ltd.	200	3,623
Okuwa Co. Ltd.	600	3,796
Onoken Co. Ltd.	400	4,278
Onward Holdings Co. Ltd.	1,800	6,682
Ootoya Holdings Co. Ltd.	100	3,567
Open Up Group, Inc.	900	12,156
Optorun Co. Ltd.	100	1,268
Organo Corp.	700	32,215
Orient Corp.	1,200	7,859
Oriental Consultants Holdings Co. Ltd.	100	3,151
Oriental Shiraishi Corp.	1,900	4,917
Oro Co. Ltd.	100	1,567
Osaka Organic Chemical Industry Ltd.	300	6,831
Osaka Steel Co. Ltd.	200	4,476
OSAKA Titanium Technologies Co. Ltd.	600	10,677
Osaki Electric Co. Ltd.	700	3,302
Oyo Corp.	400	7,218
Pacific Industrial Co. Ltd.	900	8,885
Pacific Metals Co. Ltd.(1)	400	3,834
Pack Corp.	300	7,826
PAL GROUP Holdings Co. Ltd.	600	9,675
PALTAC Corp.	600	18,440
Paramount Bed Holdings Co. Ltd.	800	14,193
Paris Miki Holdings, Inc.	200	453

Avantis International Small Cap Equity ETF
	Shares	Value
Park24 Co. Ltd.(1)	1,900	$22,777
Pasco Corp.	100	1,171
PCA Corp.	300	4,296
Penta-Ocean Construction Co. Ltd.	4,900	21,601
People Dreams & Technologies Group Co. Ltd.	100	1,252
PeptiDream, Inc.(1)	2,700	47,696
Pharma Foods International Co. Ltd.	100	650
PHC Holdings Corp.	400	3,170
PIA Corp.(1)	100	2,077
Pigeon Corp.	2,400	25,952
PILLAR Corp.	400	11,987
Pilot Corp.	100	2,957
Piolax, Inc.	500	8,104
PKSHA Technology, Inc.(1)	100	2,128
Plaid, Inc.(1)	100	730
Plus Alpha Consulting Co. Ltd.	300	3,888
Polaris Holdings Co. Ltd.(1)	300	412
Port, Inc.	200	3,062
Premium Group Co. Ltd.	800	11,487
Premium Water Holdings, Inc.	100	2,002
Press Kogyo Co. Ltd.	1,900	7,936
Prestige International, Inc.	1,500	8,038
Prima Meat Packers Ltd.	500	7,914
Procrea Holdings, Inc.	600	7,590
Pronexus, Inc.	300	2,572
Pro-Ship, Inc.	200	1,874
Proto Corp.	100	999
PS Construction Co. Ltd.	400	2,773
QB Net Holdings Co. Ltd.	100	751
Qol Holdings Co. Ltd.	500	5,010
Quick Co. Ltd.	300	4,507
Raccoon Holdings, Inc.	100	396
Raito Kogyo Co. Ltd.	800	11,961
Raiznext Corp.	100	1,176
Raksul, Inc.	300	2,522
Rasa Industries Ltd.	200	3,827
Raysum Co. Ltd.	100	2,253
Relo Group, Inc.	2,300	30,291
Remixpoint, Inc.(1)	200	227
Renaissance, Inc.	300	2,159
Renewable Japan Co. Ltd.(1)	100	432
Rengo Co. Ltd.	4,700	32,434
RENOVA, Inc.(1)	300	2,138
Resorttrust, Inc.	1,700	32,503
Restar Corp.	400	7,912
Retail Partners Co. Ltd.	500	4,941
Rheon Automatic Machinery Co. Ltd.	100	978
Rhythm Co. Ltd.	100	2,715
Ricoh Leasing Co. Ltd.	300	10,550
Riken Technos Corp.	600	4,245
Riken Vitamin Co. Ltd.	100	1,840
Ringer Hut Co. Ltd.	200	3,008
Rion Co. Ltd.	100	1,500
Riso Kagaku Corp.	100	2,342

Avantis International Small Cap Equity ETF
	Shares	Value
Riso Kyoiku Co. Ltd.	1,500	$2,536
Rock Field Co. Ltd.	100	1,048
Rokko Butter Co. Ltd.	300	2,991
Roland DG Corp.(1)	100	3,665
Round One Corp.	4,800	29,292
Royal Holdings Co. Ltd.	700	11,599
Ryobi Ltd.	300	4,180
RYODEN Corp.	300	5,342
S Foods, Inc.	300	5,536
S&B Foods, Inc.	200	6,846
Sac's Bar Holdings, Inc.	400	2,239
Sagami Holdings Corp.	100	1,159
Saizeriya Co. Ltd.	700	24,457
Sakai Chemical Industry Co. Ltd.	300	5,448
Sakai Moving Service Co. Ltd.	400	7,121
Sakata INX Corp.	1,100	12,809
Sakura Internet, Inc.	500	11,922
Sala Corp.	200	1,152
SAMTY HOLDINGS Co. Ltd.	100	1,801
San Holdings, Inc.	400	3,265
San ju San Financial Group, Inc.	400	5,002
San-A Co. Ltd.	1,000	17,345
San-Ai Obbli Co. Ltd.	500	6,946
Sangetsu Corp.	800	15,947
San-In Godo Bank Ltd.	4,000	36,129
Sanix, Inc.(1)	100	184
Sanki Engineering Co. Ltd.	900	14,408
Sanko Gosei Ltd.	500	2,088
Sankyo Frontier Co. Ltd.	100	2,902
Sankyo Seiko Co. Ltd.	600	2,496
Sankyo Tateyama, Inc.	200	1,024
Sankyu, Inc.	1,000	32,823
Sanoh Industrial Co. Ltd.	600	3,483
Sansan, Inc.(1)	1,700	25,714
Sansei Technologies, Inc.	300	3,038
Sanshin Electronics Co. Ltd.	100	1,404
Santec Holdings Corp.	100	4,875
Sanyo Chemical Industries Ltd.	300	8,289
Sanyo Denki Co. Ltd.	200	12,477
Sanyo Electric Railway Co. Ltd.	300	4,208
Sanyo Shokai Ltd.	200	3,373
Sanyo Special Steel Co. Ltd.	500	6,698
Sanyo Trading Co. Ltd.	600	6,271
Sapporo Holdings Ltd.	400	19,910
Sato Holdings Corp.	500	7,073
Sato Shoji Corp.	300	3,011
Satori Electric Co. Ltd.	100	1,401
Sawai Group Holdings Co. Ltd.	900	38,403
SBI Insurance Group Co. Ltd.	200	1,323
SBI Sumishin Net Bank Ltd.	300	6,419
SBS Holdings, Inc.	100	1,767
Scroll Corp.	600	4,090
SEC Carbon Ltd.	200	3,139
Segue Group Co. Ltd.	500	2,270

Avantis International Small Cap Equity ETF
	Shares	Value
Seibu Electric & Machinery Co. Ltd.	200	$2,591
Seika Corp.	100	2,780
Seikagaku Corp.	800	4,670
Seikitokyu Kogyo Co. Ltd.	100	1,143
Seiko Group Corp.	800	22,006
Seikoh Giken Co. Ltd.	100	1,983
Seino Holdings Co. Ltd.	200	3,181
Seiren Co. Ltd.	400	6,463
Sekisui Jushi Corp.	200	3,293
Sekisui Kasei Co. Ltd.	600	1,743
Senko Group Holdings Co. Ltd.	2,600	21,267
Senshu Electric Co. Ltd.	300	10,799
Senshu Ikeda Holdings, Inc.	5,400	13,449
Senshukai Co. Ltd.(1)	200	421
Seria Co. Ltd.	1,000	23,192
Seven Bank Ltd.	11,100	21,960
SFP Holdings Co. Ltd.	200	2,773
Shibaura Electronics Co. Ltd.	300	6,788
Shibaura Machine Co. Ltd.	500	12,772
Shibaura Mechatronics Corp.	300	17,944
Shibusawa Warehouse Co. Ltd.	200	4,006
Shibuya Corp.	400	10,026
SHIFT, Inc.(1)	100	9,387
Shiga Bank Ltd.	800	18,717
Shikoku Bank Ltd.	900	6,275
Shikoku Electric Power Co., Inc.	2,000	18,085
Shikoku Kasei Holdings Corp.	600	8,397
Shima Seiki Manufacturing Ltd.	600	5,821
Shimizu Bank Ltd.	200	2,058
Shimojima Co. Ltd.	200	1,783
Shin Nippon Air Technologies Co. Ltd.	100	2,463
Shinagawa Refractories Co. Ltd.	600	7,209
Shindengen Electric Manufacturing Co. Ltd.	200	3,485
Shin-Etsu Polymer Co. Ltd.	400	4,297
Shinko Shoji Co. Ltd.	300	1,940
Shinmaywa Industries Ltd.	1,500	13,977
Shinnihon Corp.	700	7,958
Shinnihonseiyaku Co. Ltd.	200	2,564
Shinsho Corp.	100	5,351
Ship Healthcare Holdings, Inc.	1,800	27,087
Shizuoka Gas Co. Ltd.	300	2,301
SHO-BOND Holdings Co. Ltd.	600	23,120
Shoei Co. Ltd.	1,100	17,663
Showa Sangyo Co. Ltd.	400	8,317
SIGMAXYZ Holdings, Inc.	700	7,112
Siix Corp.	400	3,122
Simplex Holdings, Inc.	800	13,776
Sinfonia Technology Co. Ltd.	300	9,087
Sinko Industries Ltd.	500	15,534
Sintokogio Ltd.	800	5,781
SK-Electronics Co. Ltd.	100	1,823
SKY Perfect JSAT Holdings, Inc.	3,400	20,142
Smaregi, Inc.(1)	100	1,672
SMK Corp.	100	1,602

Avantis International Small Cap Equity ETF
	Shares	Value
SMS Co. Ltd.	900	$13,544
Soda Nikka Co. Ltd.	400	3,232
Sodick Co. Ltd.	1,000	5,346
Soft99 Corp.	200	2,027
Softcreate Holdings Corp.	300	3,491
Software Service, Inc.	100	9,122
Solasto Corp.	700	2,799
Sotetsu Holdings, Inc.	1,500	25,074
Sourcenext Corp.(1)	400	578
Sparx Group Co. Ltd.	400	3,923
SPK Corp.	200	2,936
S-Pool, Inc.	400	976
SRA Holdings	200	6,058
SRS Holdings Co. Ltd.	700	6,333
St. Marc Holdings Co. Ltd.	300	4,328
Star Micronics Co. Ltd.	800	10,788
Startia Holdings, Inc.	100	1,469
Starts Corp., Inc.	200	4,620
Starzen Co. Ltd.	300	5,804
Stella Chemifa Corp.	200	5,547
STI Foods Holdings, Inc.	100	3,434
Strike Co. Ltd.	100	3,140
Subaru Enterprise Co. Ltd.	100	2,009
Sugimoto & Co. Ltd.	200	4,119
Sumida Corp.	700	4,562
Sumiseki Holdings, Inc.	400	2,667
Sumitomo Bakelite Co. Ltd.	400	10,691
Sumitomo Densetsu Co. Ltd.	100	2,461
Sumitomo Mitsui Construction Co. Ltd.	1,900	4,983
Sumitomo Osaka Cement Co. Ltd.	700	18,621
Sumitomo Pharma Co. Ltd.(1)	2,300	10,587
Sumitomo Riko Co. Ltd.	900	9,666
Sumitomo Seika Chemicals Co. Ltd.	200	7,232
Sumitomo Warehouse Co. Ltd.	1,100	19,847
Sun Frontier Fudousan Co. Ltd.	200	2,526
Sun*, Inc.(1)	100	421
Sun-Wa Technos Corp.	200	2,867
SUNWELS Co. Ltd.	200	3,986
Suruga Bank Ltd.(2)	3,200	25,971
Suzuken Co. Ltd.	500	17,720
Suzuki Co. Ltd.	200	2,309
Suzumo Machinery Co. Ltd.	200	1,964
SWCC Corp.	800	29,756
System Support, Inc.	100	1,319
Systena Corp.	200	537
Syuppin Co. Ltd.	500	4,900
T Hasegawa Co. Ltd.	700	14,875
T RAD Co. Ltd.	100	2,619
Tachibana Eletech Co. Ltd.	300	5,620
Tachikawa Corp.	200	1,757
Tachi-S Co. Ltd.	700	9,475
Tadano Ltd.	2,300	15,581
Taihei Dengyo Kaisha Ltd.	300	11,398
Taiheiyo Cement Corp.	2,000	45,633

Avantis International Small Cap Equity ETF
	Shares	Value
Taiho Kogyo Co. Ltd.	300	$1,337
Taikisha Ltd.	300	10,159
Taisei Lamick Co. Ltd.	100	1,847
Taisei Oncho Co. Ltd.	100	3,030
Taiyo Holdings Co. Ltd.	800	20,394
Taiyo Kagaku Co. Ltd.	200	2,057
Takamatsu Construction Group Co. Ltd.	300	6,154
Takamiya Co. Ltd.	500	1,584
Takaoka Toko Co. Ltd.	100	1,283
Takara & Co. Ltd.	200	3,964
Takara Bio, Inc.	200	1,429
Takara Holdings, Inc.	3,100	24,289
Takara Standard Co. Ltd.	800	8,757
Takasago International Corp.	300	9,833
Takasago Thermal Engineering Co. Ltd.	500	18,203
Takashima & Co. Ltd.	200	1,870
Takashimaya Co. Ltd.	4,000	30,788
TAKEBISHI Corp.	200	3,366
Takeuchi Manufacturing Co. Ltd.	300	8,941
Taki Chemical Co. Ltd.	100	2,717
Tamron Co. Ltd.	900	29,005
Tamura Corp.(2)	1,900	8,401
Tanabe Engineering Corp.	200	2,226
Tanseisha Co. Ltd.	900	5,771
Tayca Corp.	300	3,503
Tazmo Co. Ltd.	300	7,370
TDC Soft, Inc.	700	5,809
TechMatrix Corp.	900	15,072
Techno Quartz, Inc.	100	3,787
Techno Ryowa Ltd.	200	2,013
Techno Smart Corp.	100	1,281
TechnoPro Holdings, Inc.	1,500	30,319
Teijin Ltd.	4,300	40,284
Teikoku Electric Manufacturing Co. Ltd.	100	1,830
Teikoku Tsushin Kogyo Co. Ltd.	200	3,372
Tekken Corp.	300	4,979
Temairazu, Inc.	100	2,633
Tenma Corp.	300	5,521
Tenpos Holdings Co. Ltd.	100	2,257
Tenryu Saw Manufacturing Co. Ltd.	100	1,294
Tera Probe, Inc.	100	2,919
Terasaki Electric Co. Ltd.	100	1,512
Tess Holdings Co. Ltd.	800	1,636
T-Gaia Corp.	500	12,592
THK Co. Ltd.	1,900	35,309
Tigers Polymer Corp.	200	1,127
TKC Corp.	300	8,091
TKP Corp.(1)	200	2,388
Toa Corp.	500	3,283
Toa Corp.	1,500	9,668
TOA ROAD Corp.	700	6,581
Toagosei Co. Ltd.	1,900	20,675
Tobishima Corp.	400	3,934
TOC Co. Ltd.	600	2,790

Avantis International Small Cap Equity ETF
	Shares	Value
Tocalo Co. Ltd.	1,400	$17,770
Tochigi Bank Ltd.	2,200	4,308
Toda Corp.	3,800	26,291
Toei Co. Ltd.	500	14,676
Toenec Corp.	200	6,696
Toho Bank Ltd.	4,500	8,496
Toho Co. Ltd.	100	2,035
Toho Gas Co. Ltd.	400	11,782
Toho Holdings Co. Ltd.	1,200	39,600
Toho System Science Co. Ltd.	200	2,143
Toho Titanium Co. Ltd.	600	5,001
Tohokushinsha Film Corp.	600	2,715
Tokai Carbon Co. Ltd.	3,800	23,288
Tokai Corp.	400	6,272
TOKAI Holdings Corp.	2,300	15,620
Tokai Rika Co. Ltd.	1,200	16,410
Tokai Tokyo Financial Holdings, Inc.	4,500	16,131
Token Corp.	100	7,831
Tokushu Tokai Paper Co. Ltd.	200	5,065
Tokuyama Corp.	1,700	32,856
Tokyo Base Co. Ltd.	100	180
Tokyo Energy & Systems, Inc.	400	3,294
Tokyo Individualized Educational Institute, Inc.	400	1,126
Tokyo Keiki, Inc.	100	2,066
Tokyo Kiraboshi Financial Group, Inc.	600	18,943
Tokyo Rope Manufacturing Co. Ltd.	300	2,296
Tokyo Sangyo Co. Ltd.	400	2,007
Tokyo Seimitsu Co. Ltd.	200	11,477
Tokyo Steel Manufacturing Co. Ltd.	600	8,231
Tokyo Tekko Co. Ltd.	100	3,719
Tokyotokeiba Co. Ltd.	300	8,506
Tokyu Construction Co. Ltd.	700	3,576
Toli Corp.	1,000	2,611
Tomen Devices Corp.	100	4,234
Tomoe Corp.	500	3,420
Tomoe Engineering Co. Ltd.	200	5,634
Tomoku Co. Ltd.	300	5,208
TOMONY Holdings, Inc.	4,200	11,568
Tomy Co. Ltd.	2,300	54,848
Tonami Holdings Co. Ltd.	100	4,359
Topcon Corp.	200	2,118
Topre Corp.	800	10,608
Topy Industries Ltd.	200	2,848
Toridoll Holdings Corp.	600	15,236
Torigoe Co. Ltd.	300	1,424
Torii Pharmaceutical Co. Ltd.	300	7,605
Torishima Pump Manufacturing Co. Ltd.	200	3,867
Toshiba TEC Corp.	700	16,822
Tosho Co. Ltd.	100	502
Totech Corp.	600	10,267
Totetsu Kogyo Co. Ltd.	500	11,652
Toukei Computer Co. Ltd.	100	2,955
Tow Co. Ltd.	100	224
Towa Bank Ltd.	700	3,026

Avantis International Small Cap Equity ETF
	Shares	Value
Towa Corp.	500	$25,879
Toyo Construction Co. Ltd.	500	4,916
Toyo Engineering Corp.	500	2,517
Toyo Gosei Co. Ltd.	100	5,915
Toyo Securities Co. Ltd.	1,200	3,587
Toyo Tire Corp.	2,700	39,946
Toyobo Co. Ltd.	2,000	13,717
Toyoda Gosei Co. Ltd.	1,500	27,107
Toyota Boshoku Corp.	1,800	24,040
TPR Co. Ltd.	500	8,041
Traders Holdings Co. Ltd.	100	602
Trancom Co. Ltd.	100	4,833
Transaction Co. Ltd.	100	1,360
Transcosmos, Inc.	200	4,883
TRE Holdings Corp.	1,000	11,711
Treasure Factory Co. Ltd.	400	5,262
Tri Chemical Laboratories, Inc.	300	7,854
Trinity Industrial Corp.	200	1,477
Trusco Nakayama Corp.	1,000	16,333
TRYT, Inc.(1)	500	1,568
TS Tech Co. Ltd.	1,900	24,295
TSI Holdings Co. Ltd.	1,200	7,621
Tsubakimoto Chain Co.	700	29,295
Tsubakimoto Kogyo Co. Ltd.	200	2,546
Tsuburaya Fields Holdings, Inc.(2)	200	2,978
Tsugami Corp.	900	9,522
Tsukada Global Holdings, Inc.	500	1,410
Tsukishima Holdings Co. Ltd.	500	4,749
Tsukuba Bank Ltd.	1,500	2,749
Tsumura & Co.	1,500	41,522
Tsurumi Manufacturing Co. Ltd.	100	2,643
Tsutsumi Jewelry Co. Ltd.	100	1,537
Tsuzuki Denki Co. Ltd.	200	3,238
TV Asahi Holdings Corp.	200	2,741
Tv Tokyo Holdings Corp.	100	2,647
TWOSTONE&Sons	200	1,238
UACJ Corp.	700	24,151
UBE Corp.	2,400	43,850
Uchida Yoko Co. Ltd.	200	10,273
Ukai Co. Ltd.	100	2,668
ULS Group, Inc.	100	3,745
Ulvac, Inc.	200	11,327
U-Next Holdings Co. Ltd.	500	19,496
Union Tool Co.	100	4,059
Unipres Corp.	900	7,520
UNIRITA, Inc.	100	1,330
United Arrows Ltd.	500	7,488
United Super Markets Holdings, Inc.	800	4,738
UNITED, Inc.	300	1,726
Unitika Ltd.(1)	1,700	3,975
Universal Entertainment Corp.	300	2,844
User Local, Inc.	100	1,293
Ushio, Inc.	1,500	21,413
UT Group Co. Ltd.	800	15,575

Avantis International Small Cap Equity ETF
	Shares	Value
V Technology Co. Ltd.	200	$4,007
Valor Holdings Co. Ltd.	800	12,399
Value HR Co. Ltd.	300	3,393
ValueCommerce Co. Ltd.	100	785
Vector, Inc.	600	3,893
Veltra Corp.(1)	100	266
Vertex Corp.	400	6,076
Vision, Inc.	800	7,246
Visional, Inc.(1)	200	12,259
Vital KSK Holdings, Inc.	1,000	8,588
VT Holdings Co. Ltd.	1,800	6,189
Wacoal Holdings Corp.	900	26,675
Wacom Co. Ltd.	3,100	14,908
Wakita & Co. Ltd.	700	7,811
Warabeya Nichiyo Holdings Co. Ltd.	200	3,259
Waseda Academy Co. Ltd.	200	2,203
Watahan & Co. Ltd.	300	3,672
WATAMI Co. Ltd.	400	2,479
WDI Corp.	100	2,112
West Holdings Corp.	300	5,578
Will Group, Inc.	200	1,305
WingArc1st, Inc.	200	4,059
World Co. Ltd.	200	2,763
W-Scope Corp.(1)	700	2,169
Xebio Holdings Co. Ltd.	500	4,394
YAC Holdings Co. Ltd.	100	1,527
Yagi & Co. Ltd.	100	1,298
Yahagi Construction Co. Ltd.	500	5,733
YAKUODO Holdings Co. Ltd.	200	3,564
YAMABIKO Corp.	800	12,802
Yamae Group Holdings Co. Ltd.	200	2,734
Yamagata Bank Ltd.	500	3,754
Yamaguchi Financial Group, Inc.	3,400	39,558
Yamaichi Electronics Co. Ltd.	100	1,917
Yamami Co.	100	3,080
YA-MAN Ltd.	300	1,738
Yamanashi Chuo Bank Ltd.	600	7,165
Yamashin-Filter Corp.	400	1,271
Yamatane Corp.	200	4,362
Yamaura Corp.	200	1,635
Yamaya Corp.	100	2,103
Yamazen Corp.	1,200	11,327
Yaoko Co. Ltd.	200	13,111
Yasuda Logistics Corp.	400	4,593
Yellow Hat Ltd.	800	14,005
Yodogawa Steel Works Ltd.	500	19,822
Yokogawa Bridge Holdings Corp.	800	14,696
Yokorei Co. Ltd.	800	5,624
Yokowo Co. Ltd.	500	5,707
Yomeishu Seizo Co. Ltd.	200	3,183
Yondenko Corp.	200	5,284
Yondoshi Holdings, Inc.	100	1,282
Yonex Co. Ltd.	1,800	23,789
Yonkyu Co. Ltd.	100	1,434

Avantis International Small Cap Equity ETF
	Shares	Value
Yorozu Corp.	400	$3,127
Yoshinoya Holdings Co. Ltd.	600	12,529
Yossix Holdings Co. Ltd.	100	2,223
Yotai Refractories Co. Ltd.	300	3,643
Yuasa Trading Co. Ltd.	400	14,186
Yukiguni Maitake Co. Ltd.	400	2,824
Yurtec Corp.	1,000	9,932
Yushin Precision Equipment Co. Ltd.	400	1,807
Yushiro Chemical Industry Co. Ltd.	100	1,188
Yutaka Giken Co. Ltd.	100	1,294
Zenitaka Corp.	100	2,534
Zenkoku Hosho Co. Ltd.	100	4,040
Zenrin Co. Ltd.	100	602
Zeon Corp.	3,500	29,013
ZERIA Pharmaceutical Co. Ltd.	400	6,339
ZIGExN Co. Ltd.	1,400	5,458
Zojirushi Corp.	200	2,117
Zuiko Corp.	200	1,693
Zuken, Inc.	100	2,412
		11,792,338
Netherlands — 1.3%
Aalberts NV	959	37,490
AMG Critical Materials NV(2)	480	7,932
Arcadis NV	892	65,536
Avantium NV(1)	240	499
Basic-Fit NV(1)	672	16,749
Brunel International NV(2)	289	3,059
Constellium SE(1)	1,833	30,739
Corbion NV	480	12,157
Ebusco Holding NV(1)	63	65
Fugro NV	1,549	38,724
InPost SA(1)	2,933	54,190
Just Eat Takeaway.com NV(1)	1,486	21,845
Koninklijke BAM Groep NV	3,655	15,284
Koninklijke Heijmans NV, CVA	303	8,652
Koninklijke Vopak NV	1,035	47,578
OCI NV	638	20,247
Pharvaris NV(1)(2)	225	4,050
ProQR Therapeutics NV(1)	367	741
SBM Offshore NV	1,786	33,771
SIF Holding NV(1)	146	1,865
Signify NV	1,295	31,958
Sligro Food Group NV	274	3,946
TKH Group NV, CVA	384	15,751
Van Lanschot Kempen NV	398	18,341
		491,169
New Zealand — 0.6%
Air New Zealand Ltd.	105,651	35,995
Fletcher Building Ltd.	33,521	64,493
KMD Brands Ltd.	36,788	13,108
SKYCITY Entertainment Group Ltd.	52,309	48,725
Summerset Group Holdings Ltd.	11,222	80,172
Tourism Holdings Ltd.	557	708
		243,201

Avantis International Small Cap Equity ETF
	Shares	Value
Norway — 2.2%
2020 Bulkers Ltd.	432	$5,556
Aker Horizons ASA(1)	3,016	684
Aker Solutions ASA	5,738	24,063
AMSC ASA	1,800	4,965
Atea ASA(1)	2,251	30,663
Austevoll Seafood ASA	1,501	13,429
Avance Gas Holding Ltd.	574	6,770
Belships ASA	2,183	4,072
Bluenord ASA(1)	655	29,588
Borr Drilling Ltd.(1)	5,370	31,815
Borregaard ASA	1,117	20,737
BW LPG Ltd.	2,344	36,692
BW Offshore Ltd.	2,299	6,258
Cadeler AS(1)	2,390	15,863
Crayon Group Holding ASA(1)	1,861	22,366
DNO ASA	13,754	15,448
DOF Group ASA(1)	5,053	46,970
Elmera Group ASA	2,825	8,785
Europris ASA	4,084	25,649
FLEX LNG Ltd.	449	11,985
Grieg Seafood ASA	908	4,320
Himalaya Shipping Ltd.(1)	525	3,958
Hoegh Autoliners ASA	3,124	34,824
Kid ASA	940	13,546
Kitron ASA	5,052	16,573
Klaveness Combination Carriers ASA	176	1,544
LINK Mobility Group Holding ASA(1)	3,985	8,567
MPC Container Ships ASA	9,483	19,837
Noram Drilling AS(1)	275	956
Norbit ASA	398	3,522
Norconsult Norge AS	2,580	8,610
Nordic Mining ASA(1)	1,377	3,240
Nordic Semiconductor ASA(1)	1,728	23,363
Norske Skog ASA	2,201	7,946
Norwegian Air Shuttle ASA	17,913	18,632
Odfjell Drilling Ltd.	3,012	15,126
OKEA ASA	1,279	2,653
Panoro Energy ASA	1,436	3,975
Pexip Holding ASA	1,147	3,969
PhotoCure ASA(1)	514	2,697
Protector Forsikring ASA	1,403	29,948
Rana Gruber ASA	653	4,248
Salmon Evolution ASA(1)	5,229	3,296
SATS ASA(1)	867	1,695
Scatec ASA(1)	3,381	25,732
Sea1 offshore, Inc.	1,403	3,860
Solstad Offshore ASA(1)	574	2,037
SpareBank 1 Nord Norge	2,488	25,455
SpareBank 1 SMN	3,585	53,083
Stolt-Nielsen Ltd.	687	27,342
TGS ASA	5,164	59,186
Veidekke ASA	2,757	32,105
		828,203

Avantis International Small Cap Equity ETF
	Shares	Value
Portugal — 0.3%
Altri SGPS SA	2,646	$14,391
Corticeira Amorim SGPS SA	1,097	10,900
CTT-Correios de Portugal SA	2,552	12,633
Greenvolt-Energias Renovaveis SA(1)	818	7,505
Mota-Engil SGPS SA(2)	2,521	8,602
NOS SGPS SA	5,514	21,958
REN - Redes Energeticas Nacionais SGPS SA	8,690	22,739
Semapa-Sociedade de Investimento e Gestao	653	10,412
		109,140
Singapore — 2.0%
AEM Holdings Ltd.	9,851	9,629
Aztech Global Ltd.	12,700	9,395
Best World International Ltd.(1)	6,800	13,293
Boustead Singapore Ltd.	10,200	7,902
Capitaland India Trust	53,000	45,933
Centurion Corp. Ltd.	15,000	8,348
Civmec Ltd.	7,100	5,121
ComfortDelGro Corp. Ltd.	110,600	120,569
COSCO Shipping International Singapore Co. Ltd.(1)	52,700	4,978
CSE Global Ltd.	18,800	6,930
Dyna-Mac Holdings Ltd.	27,400	11,072
First Resources Ltd.	32,300	36,658
Food Empire Holdings Ltd.	11,300	8,353
Frencken Group Ltd.(2)	22,100	21,839
Geo Energy Resources Ltd.	10,300	2,055
Hutchison Port Holdings Trust, U Shares	266,200	34,349
iFAST Corp. Ltd.	6,300	34,169
ISDN Holdings Ltd.	7,900	1,636
Keppel Infrastructure Trust	220,500	77,863
LHN Ltd.	11,300	2,901
Marco Polo Marine Ltd.	152,800	5,748
Nanofilm Technologies International Ltd.	20,100	11,518
Pan-United Corp. Ltd.	2,600	1,039
Raffles Medical Group Ltd.	55,000	38,187
Rex International Holding Ltd.(1)	44,900	3,453
RH PetroGas Ltd.(1)	12,800	1,514
Riverstone Holdings Ltd.	40,800	28,003
Samudera Shipping Line Ltd.(2)	13,600	8,286
Sheng Siong Group Ltd.	49,200	56,951
Singapore Post Ltd.	70,700	23,313
StarHub Ltd.	27,000	25,449
Super Hi International Holding Ltd.(1)	17,000	27,512
UMS Holdings Ltd.	29,000	22,715
Yangzijiang Financial Holding Ltd.	115,100	30,870
Yanlord Land Group Ltd.(1)	23,000	7,324
Yoma Strategic Holdings Ltd.(1)	113,700	8,910
		763,785
Spain — 1.7%
Acerinox SA	3,237	34,023
Almirall SA	1,259	12,331
Atresmedia Corp. de Medios de Comunicacion SA	1,452	7,351
Bankinter SA	13,006	114,857
Cia de Distribucion Integral Logista Holdings SA	877	26,900

Avantis International Small Cap Equity ETF
	Shares	Value
CIE Automotive SA	608	$18,251
Construcciones y Auxiliar de Ferrocarriles SA	323	12,352
Ebro Foods SA	1,005	17,882
eDreams ODIGEO SA(1)	1,102	8,175
Enagas SA(2)	3,893	60,035
Ence Energia y Celulosa SA	2,442	8,397
Ercros SA	1,338	5,574
Faes Farma SA	4,561	18,808
Fluidra SA	1,437	35,587
Gestamp Automocion SA	2,741	8,008
Global Dominion Access SA	1,372	4,488
Grenergy Renovables SA(1)	52	1,910
Indra Sistemas SA	941	17,646
Laboratorios Farmaceuticos Rovi SA	386	34,018
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	4,065	4,956
Melia Hotels International SA	1,691	12,194
Neinor Homes SA(1)	191	2,807
Obrascon Huarte Lain SA(1)(2)	10,599	3,760
Prosegur Cash SA(2)	3,222	1,931
Sacyr SA	7,492	26,905
Solaria Energia y Medio Ambiente SA(1)(2)	656	8,157
Soltec Power Holdings SA(1)(2)	338	756
Tecnicas Reunidas SA(1)	880	11,084
Tubacex SA(2)	2,219	7,185
Tubos Reunidos SA(1)	784	541
Unicaja Banco SA	19,671	26,549
Vidrala SA	350	38,227
Viscofan SA	703	47,471
		639,116
Sweden — 5.4%
AcadeMedia AB	3,028	19,428
AddLife AB, B Shares	1,705	27,151
Addnode Group AB	100	1,061
ADDvise Group AB, Class B(1)	2,678	1,707
AFRY AB	2,423	43,360
Alleima AB	5,212	39,070
Ambea AB	1,737	15,437
Arjo AB, B Shares	5,738	23,434
Attendo AB	3,075	14,395
Beijer Alma AB	687	13,859
Bergman & Beving AB	769	23,780
BHG Group AB(1)	2,820	4,343
BICO Group AB(1)(2)	303	1,311
Bilia AB, A Shares	1,737	22,574
Billerud Aktiebolag	5,757	60,483
BioGaia AB, B Shares	2,613	30,703
Bonava AB, B Shares(1)	4,019	3,288
Boozt AB(1)	1,292	13,834
Bravida Holding AB	4,066	33,685
Bufab AB	753	31,958
Bulten AB	496	3,658
Bure Equity AB	1,978	80,465
Byggmax Group AB	927	3,715
Camurus AB(1)	432	30,080
Catena AB	877	48,593

Avantis International Small Cap Equity ETF
	Shares	Value
Cibus Nordic Real Estate AB publ	1,533	$24,766
Cint Group AB(1)	5,278	5,687
Clas Ohlson AB, B Shares	1,437	24,463
Cloetta AB, B Shares	5,228	11,769
Coor Service Management Holding AB	2,374	10,025
Corem Property Group AB, B Shares	17,148	16,513
Dios Fastigheter AB	2,693	22,868
Dynavox Group AB(1)	3,030	16,180
Electrolux AB, B Shares(1)	922	8,875
Electrolux Professional AB, B Shares	6,345	43,692
Elekta AB, B Shares	4,406	30,089
Enad Global 7 AB	1,452	1,965
Fastighetsbolaget Emilshus AB, Class B(1)	80	345
G5 Entertainment AB	147	1,383
Granges AB	3,445	42,693
Hanza AB	702	4,414
Hemnet Group AB	2,232	81,582
Hexatronic Group AB(1)(2)	2,422	14,337
HMS Networks AB	706	29,900
Hoist Finance AB(1)	1,437	10,934
Humana AB(1)	256	810
Humble Group AB(1)	11,158	13,054
Instalco AB	6,027	26,853
INVISIO AB	1,215	28,528
Inwido AB	1,372	23,950
JM AB	1,567	30,595
KNOW IT AB	542	8,652
Lindab International AB	2,297	59,792
Loomis AB	1,547	52,652
Medicover AB, B Shares	226	4,127
MEKO AB	1,102	14,204
MIPS AB	292	16,513
Modern Times Group MTG AB, B Shares(1)	2,074	15,610
Mycronic AB	2,281	83,858
NCAB Group AB	3,111	22,660
NCC AB, B Shares	2,727	42,285
Neobo Fastigheter AB(1)	3,789	8,883
Net Insight AB, B Shares(1)	4,924	3,259
New Wave Group AB, B Shares	2,074	22,916
Nobia AB(1)	9,833	5,816
Nolato AB, B Shares	5,958	33,008
Nordic Paper Holding AB	1,164	6,066
Nordic Waterproofing Holding AB	226	3,563
Note AB(1)	319	4,191
NP3 Fastigheter AB	656	17,161
Nyfosa AB	3,936	43,568
Orron Energy AB(1)	3,330	2,971
OX2 AB(1)	1,579	9,196
Pandox AB	2,550	48,916
Paradox Interactive AB	799	11,269
Peab AB, Class B	4,974	38,018
Platzer Fastigheter Holding AB, B Shares	1,518	15,139
PowerCell Sweden AB(1)	495	1,152
Prevas AB, B Shares	63	830

Avantis International Small Cap Equity ETF
	Shares	Value
Proact IT Group AB	558	$8,452
Ratos AB, B Shares	2,119	6,991
RaySearch Laboratories AB	990	15,202
Resurs Holding AB	3,270	7,197
Rvrc Holding AB	1,595	7,391
Samhallsbyggnadsbolaget i Norden AB	14,251	9,636
Samhallsbyggnadsbolaget i Norden AB, D Shares	2,757	2,701
Scandic Hotels Group AB(1)(2)	3,829	25,607
Sedana Medical AB(1)	1,741	3,957
Sinch AB(1)	11,254	32,519
SkiStar AB	1,166	18,522
Stillfront Group AB(1)	7,332	5,394
Storytel AB(1)	1,040	5,165
Surgical Science Sweden AB(1)	447	5,392
SwedenCare AB	1,132	4,479
Teqnion AB(1)	195	3,768
Tethys Oil AB	769	2,345
Troax Group AB	1,035	22,354
Truecaller AB, B Shares(2)	5,198	18,067
VBG Group AB, B Shares	529	21,312
Viaplay Group AB, B Shares(1)	462	38
Vitec Software Group AB, B Shares	686	37,105
Vitrolife AB	1,214	29,235
Wihlborgs Fastigheter AB	3,668	38,486
		2,045,232
Switzerland — 4.1%
Accelleron Industries AG	1,421	74,394
Allreal Holding AG	266	50,432
ALSO Holding AG	176	52,849
ams-OSRAM AG(1)	7,587	9,375
Arbonia AG(1)	894	13,802
Aryzta AG(1)	20,592	41,701
Ascom Holding AG	735	4,848
Autoneum Holding AG	95	13,815
Basilea Pharmaceutica AG(1)(2)	82	4,442
Bell Food Group AG	40	12,248
Bossard Holding AG, Class A	114	29,244
Bucher Industries AG	112	47,157
Burckhardt Compression Holding AG	52	36,938
Burkhalter Holding AG	140	14,901
Bystronic AG	15	5,442
Cembra Money Bank AG	575	53,142
Clariant AG(1)	4,687	73,724
Comet Holding AG	143	58,788
COSMO Pharmaceuticals NV	161	15,146
Daetwyler Holding AG, Bearer Shares	143	30,645
DKSH Holding AG	557	44,594
dormakaba Holding AG	49	30,695
EFG International AG(1)	2,201	31,240
Forbo Holding AG	15	15,543
Gurit Holding AG, Bearer Shares	34	1,352
Huber & Suhner AG	207	21,028
Implenia AG	241	8,931
Inficon Holding AG	32	45,876

Avantis International Small Cap Equity ETF
	Shares	Value
Interroll Holding AG	7	$20,822
Intershop Holding AG	79	11,390
Kardex Holding AG	127	41,120
Komax Holding AG	35	5,455
LEM Holding SA(2)	4	5,885
Leonteq AG(2)	179	5,787
Medacta Group SA	146	22,378
Medmix AG	529	6,530
Meyer Burger Technology AG(1)	227	494
Mobilezone Holding AG	735	11,522
Mobimo Holding AG	127	40,246
Montana Aerospace AG(1)	703	15,980
Novavest Real Estate AG(1)	142	5,464
OC Oerlikon Corp. AG	2,745	15,553
Orior AG(2)	113	7,068
PolyPeptide Group AG(1)	239	9,553
Rieter Holding AG	34	4,056
Schweiter Technologies AG	13	6,282
Sensirion Holding AG(1)(2)	150	11,824
Siegfried Holding AG(1)	80	105,560
SKAN Group AG	191	18,226
Softwareone Holding AG(1)	2,029	37,610
St. Galler Kantonalbank AG	51	25,097
Stadler Rail AG	1,179	38,921
Sulzer AG	171	26,463
Swissquote Group Holding SA	255	91,497
TX Group AG	52	8,958
u-blox Holding AG(1)	97	9,140
Valiant Holding AG	289	33,567
Vetropack Holding AG(2)	152	5,705
Vontobel Holding AG	431	28,339
Warteck Invest AG	3	6,042
Zehnder Group AG	161	10,248
		1,535,074
United Kingdom — 13.9%
4imprint Group PLC	530	37,137
abrdn PLC	22,969	45,238
Advanced Medical Solutions Group PLC	3,426	11,240
AFC Energy PLC(1)	4,257	724
AG Barr PLC	1,627	14,275
AJ Bell PLC	5,434	31,168
Alliance Pharma PLC(1)	6,296	3,034
Alpha Group International PLC	701	23,814
Ascential PLC	4,127	30,973
Ashmore Group PLC	5,423	12,512
Ashtead Technology Holdings PLC	1,418	14,536
ASOS PLC(1)	671	3,188
Aston Martin Lagonda Global Holdings PLC(1)	3,864	7,565
Auction Technology Group PLC(1)	273	1,493
Avon Technologies PLC	580	9,488
Babcock International Group PLC	4,546	31,313
Balfour Beatty PLC	9,611	53,020
Bank of Georgia Group PLC	801	47,921
Barratt Developments PLC	7,417	49,633

Avantis International Small Cap Equity ETF
	Shares	Value
Beazley PLC	11,844	$117,275
Bellway PLC	2,138	85,498
Bloomsbury Publishing PLC	702	6,625
Bodycote PLC	3,300	28,843
boohoo Group PLC(1)	11,828	4,343
BP Marsh & Partners PLC	183	1,333
Breedon Group PLC	5,261	29,226
Britvic PLC	5,104	85,454
Burberry Group PLC	2,249	19,759
Burford Capital Ltd.	3,953	52,838
Bytes Technology Group PLC	4,733	30,058
Capricorn Energy PLC	931	2,758
Card Factory PLC	5,467	8,960
Carr's Group PLC	1,310	2,146
Centamin PLC	28,975	47,306
Central Asia Metals PLC	3,251	8,078
Ceres Power Holdings PLC(1)	1,338	3,278
Cerillion PLC	352	8,919
Chemring Group PLC	5,164	27,598
Chesnara PLC	2,742	9,444
Churchill China PLC	85	1,285
Clarkson PLC	511	25,598
Close Brothers Group PLC	2,745	19,657
CMC Markets PLC	2,580	10,657
Coats Group PLC	29,634	38,439
Computacenter PLC	1,721	61,684
Craneware PLC	448	12,666
Crest Nicholson Holdings PLC	4,904	13,298
CVS Group PLC	1,215	18,055
De La Rue PLC(1)	1,786	2,199
Deliveroo PLC(1)	18,997	37,989
Direct Line Insurance Group PLC	25,294	63,341
Diversified Energy Co. PLC(2)	353	4,221
Dowlais Group PLC	24,356	20,906
Dr. Martens PLC	8,224	7,807
Drax Group PLC	7,159	60,028
Duke Capital Ltd.	6,910	2,991
Dunelm Group PLC	2,137	35,072
easyJet PLC	5,418	33,943
Ecora Resources PLC	2,711	2,155
Elementis PLC	8,130	17,340
Energean PLC	2,330	29,887
EnQuest PLC(1)	43,718	7,170
Essentra PLC	5,182	12,009
FDM Group Holdings PLC	1,492	8,128
Ferrexpo PLC(1)	4,178	2,530
Firstgroup PLC	15,830	32,875
Fonix PLC	1,170	3,584
Forterra PLC	3,237	7,513
Foxtons Group PLC	5,905	4,915
Frontier Developments PLC(1)	225	794
Fuller Smith & Turner PLC, Class A	629	6,147
Fund Technologies PLC(1)	438	9,012
Future PLC	1,962	27,973

Avantis International Small Cap Equity ETF
	Shares	Value
Galliford Try Holdings PLC	1,706	$6,751
Games Workshop Group PLC	528	72,623
Gamma Communications PLC	2,030	40,949
GB Group PLC	3,617	16,357
Genel Energy PLC(1)	2,088	2,221
Genuit Group PLC	4,175	25,346
Genus PLC	976	22,964
Georgia Capital PLC(1)	243	3,267
Grafton Group PLC	3,379	47,960
Grainger PLC	12,083	37,994
Greencore Group PLC(1)	8,051	19,789
Greggs PLC	1,804	75,635
Gulf Keystone Petroleum Ltd.	5,689	9,413
Gym Group PLC(1)	2,996	5,513
Halfords Group PLC	1,931	3,722
Harbour Energy PLC	7,083	27,922
Harworth Group PLC	2,095	4,568
Hays PLC	27,735	33,846
Helios Towers PLC(1)	8,690	12,970
Henry Boot PLC	971	2,861
Hill & Smith PLC	1,579	44,752
Hilton Food Group PLC	1,515	19,666
Hochschild Mining PLC(1)	9,006	20,387
Hollywood Bowl Group PLC	3,734	16,418
Hostelworld Group PLC(1)	1,469	2,797
Hunting PLC	3,542	20,963
Ibstock PLC	8,408	20,283
IG Group Holdings PLC	7,159	91,431
Impax Asset Management Group PLC	1,088	5,310
Inchcape PLC	6,105	68,552
Indivior PLC(1)	1,275	15,728
IntegraFin Holdings PLC	3,379	17,296
International Distribution Services PLC	12,226	54,414
International Workplace Group PLC	10,773	25,522
IP Group PLC(1)	17,726	9,746
IQE PLC(1)	21,278	7,786
ITM Power PLC(1)	7,283	4,798
ITV PLC	80,439	84,752
J D Wetherspoon PLC(1)	1,961	19,646
JET2 PLC	3,763	73,343
John Wood Group PLC(1)	11,523	19,891
Johnson Matthey PLC	3,490	75,096
Johnson Service Group PLC	9,134	19,214
JTC PLC	2,247	32,137
Jubilee Metals Group PLC(1)	56,697	4,087
Judges Scientific PLC	17	2,342
Jupiter Fund Management PLC	7,969	8,974
Just Group PLC	17,820	33,445
Kainos Group PLC	1,230	17,855
Keller Group PLC	1,657	36,282
Keystone Law Group PLC	455	3,922
Keywords Studios PLC	705	22,515
Kier Group PLC	7,508	15,078
Lancashire Holdings Ltd.	4,241	37,521

Avantis International Small Cap Equity ETF
	Shares	Value
Learning Technologies Group PLC	5,148	$4,688
Liontrust Asset Management PLC	735	6,035
M&C Saatchi PLC	1,859	5,106
Macfarlane Group PLC	2,314	3,538
Man Group PLC	22,284	65,636
Marshalls PLC	3,872	17,383
Marston's PLC(1)	14,953	7,871
Me Group International PLC	3,629	9,247
Mears Group PLC	2,343	11,692
Midwich Group PLC	922	3,935
Mitchells & Butlers PLC(1)	5,693	22,360
Mitie Group PLC	26,236	42,902
MJ Gleeson PLC	844	6,574
Mobico Group PLC(1)	4,000	3,591
Molten Ventures PLC(1)	3,613	19,524
MONY Group PLC	9,100	25,713
Moonpig Group PLC(1)	6,998	19,342
Morgan Advanced Materials PLC	4,865	19,838
Morgan Sindall Group PLC	895	35,157
Mortgage Advice Bureau Holdings Ltd.	848	8,686
MP Evans Group PLC	708	8,022
NCC Group PLC	5,260	10,621
Next 15 Group PLC	848	9,447
Nexxen International Ltd.(1)	1,579	6,134
Norcros PLC	1,197	3,582
Ocado Group PLC(1)	5,537	25,043
On the Beach Group PLC	1,372	2,756
OSB Group PLC	7,317	35,801
Oxford Biomedica PLC(1)	1,133	4,987
Oxford Nanopore Technologies PLC(1)	8,877	13,666
Pagegroup PLC	6,837	35,058
Pan African Resources PLC	52,531	21,445
Pantheon Resources PLC(1)	8,622	2,007
Paragon Banking Group PLC	4,016	40,428
PayPoint PLC	1,245	11,253
Pennon Group PLC	5,343	42,281
Persimmon PLC	2,570	55,683
Pets at Home Group PLC	4,910	19,969
Phoenix Spree Deutschland Ltd.(1)	173	369
Pinewood Technologies Group PLC	930	4,299
Plus500 Ltd.	1,598	54,344
Polar Capital Holdings PLC	1,550	10,905
Pollen Street Group Ltd.	564	5,194
Premier Foods PLC	13,308	31,475
Pulsar Group PLC(1)	674	664
PZ Cussons PLC	2,363	3,180
QinetiQ Group PLC	9,694	61,534
Quilter PLC	40,037	73,060
Rathbones Group PLC	1,249	31,043
Reach PLC	4,712	6,182
Renew Holdings PLC	671	9,438
Renewi PLC	957	8,314
Renishaw PLC	416	19,459
Restore PLC	2,103	7,728

Avantis International Small Cap Equity ETF
	Shares	Value
RHI Magnesita NV	514	$22,417
Rotork PLC	16,528	72,665
RWS Holdings PLC	4,702	11,045
S&U PLC	41	954
S4 Capital PLC(1)	3,335	2,439
Saga PLC(1)	1,024	1,413
Savills PLC	2,314	35,742
Serco Group PLC	18,630	43,054
Serica Energy PLC	6,250	10,428
Severfield PLC	5,738	6,231
SIG PLC(1)	12,260	3,876
Softcat PLC	2,584	53,226
SolGold PLC(1)	26,348	3,339
Spectris PLC	956	37,530
Spire Healthcare Group PLC	4,880	16,298
Spirent Communications PLC(1)	7,095	16,636
SSP Group PLC	13,898	31,044
SThree PLC	2,918	15,800
Strix Group PLC	3,780	4,184
Supreme PLC	1,174	2,637
Synthomer PLC(1)	2,805	9,015
Tate & Lyle PLC	5,293	47,160
TBC Bank Group PLC	1,005	41,622
Team Internet Group PLC	1,897	3,324
Telecom Plus PLC	1,131	27,429
THG PLC(1)	13,644	10,730
TI Fluid Systems PLC	6,169	10,751
TP ICAP Group PLC	18,507	59,013
Travis Perkins PLC	4,369	52,312
Treatt PLC	1,039	6,492
TT Electronics PLC	3,062	6,501
TUI AG(1)	6,472	42,702
Vanquis Banking Group PLC	3,777	2,827
Vertu Motors PLC	6,473	6,069
Vesuvius PLC	4,478	23,976
Victorian Plumbing Group PLC	1,086	1,441
Victrex PLC	1,438	19,437
Virgin Money U.K. PLC	19,303	54,819
Vistry Group PLC(1)	6,008	107,662
Volex PLC	2,629	12,614
Warpaint London PLC	673	4,829
Watches of Switzerland Group PLC(1)	4,322	22,542
Watkin Jones PLC(1)	2,457	966
WH Smith PLC	2,202	37,205
Wickes Group PLC	5,820	12,937
XP Power Ltd.(1)	290	5,629
Yellow Cake PLC(1)	5,211	36,089
YouGov PLC	1,853	12,213
Young & Co.'s Brewery PLC, Class A	340	4,192
Zigup PLC	5,277	27,882
Zotefoams PLC	1,055	6,499
		5,196,525
United States — 0.4%
Alcoa Corp.	1,244	40,102

Avantis International Small Cap Equity ETF
	Shares	Value
Chord Energy Corp.	143	$21,226
Chord Energy Corp.	149	22,116
Encore Energy Corp.(1)	975	3,549
Golar LNG Ltd.	1,883	62,685
Kingsway Financial Services, Inc.(1)	131	1,086
Luxfer Holdings PLC	447	5,015
Quanex Building Products Corp.	5	138
Quanex Building Products Corp. (London)	92	2,543
Viemed Healthcare, Inc.(1)	293	2,227
		160,687
TOTAL COMMON STOCKS (Cost $34,861,269)		37,324,731
WARRANTS — 0.0%
Italy — 0.0%
Fincantieri SpA(1)	531	107
Singapore — 0.0%
Dyna-Mac Holdings Ltd.(1)	1,760	506
TOTAL WARRANTS (Cost $—)		613
SHORT-TERM INVESTMENTS — 0.4%
Money Market Funds — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	73,471	73,471
State Street Navigator Securities Lending Government Money Market Portfolio(3)	83,262	83,262
TOTAL SHORT-TERM INVESTMENTS (Cost $156,733)		156,733
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $35,018,002)		37,482,077
OTHER ASSETS AND LIABILITIES — 0.0%		(8,463)
TOTAL NET ASSETS — 100.0%		$37,473,614

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	22.7%
Consumer Discretionary	14.4%
Materials	13.4%
Financials	13.4%
Information Technology	9.1%
Consumer Staples	5.9%
Energy	5.6%
Health Care	5.4%
Real Estate	3.7%
Communication Services	3.6%
Utilities	2.4%
Short-Term Investments	0.4%
Other Assets and Liabilities	0.0%

Avantis International Small Cap Equity ETF

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CVA	–	Certificaten Van Aandelen
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $608,936. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $640,839, which includes securities collateral of $557,577.

See Notes to Financial Statements.

AUGUST 31, 2024

Avantis International Small Cap Value ETF
	Shares	Value
COMMON STOCKS — 99.6%
Australia — 8.4%
Adairs Ltd.	89,977	$113,396
Aeris Resources Ltd.(1)(2)	814,309	98,964
Alkane Resources Ltd.(1)	662,962	189,536
Alliance Aviation Services Ltd.(1)	50,306	98,420
Appen Ltd.(1)	318	217
ARN Media Ltd.	1,042	392
Aurelia Metals Ltd.(1)	2,367,164	246,597
Aussie Broadband Ltd.(1)	336	765
Austal Ltd.	2,732,024	4,329,408
Australian Agricultural Co. Ltd.(1)(2)	242,313	230,284
Australian Finance Group Ltd.	443,261	479,621
Bank of Queensland Ltd.(2)	6,580,081	28,139,623
Beach Energy Ltd.	24,358,231	20,593,470
Bega Cheese Ltd.	516,395	1,780,776
Bendigo & Adelaide Bank Ltd.	2,532,276	20,618,759
Bravura Solutions Ltd.(1)	119,255	106,168
Capricorn Metals Ltd.(1)	1,750,488	7,016,728
Cedar Woods Properties Ltd.	9,800	37,147
Challenger Ltd.	285,617	1,323,760
Champion Iron Ltd.	3,759,679	15,851,819
Coast Entertainment Holdings Ltd.(1)(2)	13,644	4,895
Cooper Energy Ltd.(1)	6,950,851	919,690
Coronado Global Resources, Inc.	9,072,428	7,252,559
Credit Corp. Group Ltd.	163,968	1,670,462
Elders Ltd.	228,552	1,421,537
Emeco Holdings Ltd.(2)	600,927	326,043
Emerald Resources NL(1)	825,129	2,216,344
EVT Ltd.(2)	676,388	4,933,215
FleetPartners Group Ltd.(1)	2,619,359	5,653,121
Gold Road Resources Ltd.	2,295,688	2,500,212
GrainCorp Ltd., A Shares	3,041,132	17,998,898
Grange Resources Ltd.(2)	4,718,991	877,817
GWA Group Ltd.	176,878	287,628
Harvey Norman Holdings Ltd.(2)	5,374,176	16,640,561
Helia Group Ltd.	5,063,751	14,013,190
Helloworld Travel Ltd.	15,829	21,155
Humm Group Ltd.	498,202	231,509
Iluka Resources Ltd.	5,771,907	23,910,578
Infomedia Ltd.	473,088	561,123
Inghams Group Ltd.(2)	4,860,125	10,224,269
Insignia Financial Ltd.(2)	1,342,520	2,095,354
JB Hi-Fi Ltd.	584,038	31,414,722
Karoon Energy Ltd.(1)(2)	12,440,031	14,531,947
Lindsay Australia Ltd.(2)	45,635	27,142
Maas Group Holdings Ltd.	32,665	101,410
Macmahon Holdings Ltd.	354,016	80,189
Magellan Financial Group Ltd.	1,974,939	12,711,631
McMillan Shakespeare Ltd.	364,008	3,897,634
Metals X Ltd.(1)	881,112	246,704
Metcash Ltd.	1,993,832	4,827,919
Monadelphous Group Ltd.	18,601	161,738

Avantis International Small Cap Value ETF
	Shares	Value
Myer Holdings Ltd.(2)	7,209,532	$4,083,423
MyState Ltd.	59,449	154,133
New Hope Corp. Ltd.	5,749,817	17,397,303
nib holdings Ltd.	1,453,600	6,150,196
NRW Holdings Ltd.	6,826,470	16,418,012
OFX Group Ltd.(1)	108,083	151,282
Perenti Ltd.	13,108,091	9,191,186
Perseus Mining Ltd.	17,800,481	31,446,024
Platinum Asset Management Ltd.	4,729,179	3,179,000
Premier Investments Ltd.	765,076	18,230,119
Qube Holdings Ltd.	3,706,369	9,633,533
Ramelius Resources Ltd.	12,331,486	18,261,722
Red 5 Ltd.(1)	37,810,556	8,660,513
Regis Resources Ltd.(1)	10,103,180	12,672,727
Resimac Group Ltd.	18,160	11,457
Resolute Mining Ltd.(1)	25,808,358	11,677,706
Ridley Corp. Ltd.	2,807,228	4,228,486
Sandfire Resources Ltd.(1)	2,518,798	14,554,724
Servcorp Ltd.	22,553	73,594
Seven West Media Ltd.(1)	3,267,142	399,406
Sims Ltd.(2)	883,315	6,530,870
Solvar Ltd.	89,088	77,008
Southern Cross Media Group Ltd.	723,915	266,866
Stanmore Resources Ltd.	850,312	1,724,088
Star Entertainment Group Ltd.(1)	22,498,089	6,852,525
Super Retail Group Ltd.	2,246,391	27,117,549
Terracom Ltd.(2)	3,621,482	463,473
Tyro Payments Ltd.(1)	155,882	107,230
Viva Energy Group Ltd.	6,899,189	13,397,679
West African Resources Ltd.(1)	12,176,502	11,633,838
Westgold Resources Ltd.	4,859,797	9,921,008
Westgold Resources Ltd. (Toronto)(1)	200,658	402,016
Whitehaven Coal Ltd.	2,139,154	9,642,181
Zip Co. Ltd.(1)	138,862	225,228
		557,953,151
Austria — 0.6%
AT&S Austria Technologie & Systemtechnik AG(1)	1,058,826	21,037,885
FACC AG(1)	12,159	97,665
Lenzing AG(1)	221,210	7,513,113
POLYTEC Holding AG(1)	25,087	87,466
Porr AG	108,341	1,626,949
Semperit AG Holding	84,133	1,194,341
UNIQA Insurance Group AG	903,100	7,749,857
		39,307,276
Belgium — 1.2%
AGFA-Gevaert NV(1)	1,903	2,373
Bekaert SA	629,561	26,031,811
bpost SA	1,652,103	4,676,009
Cie d'Entreprises CFE	27,886	221,785
Deceuninck NV	143,893	374,786
Gimv NV	25,299	1,107,823
KBC Ancora	314,596	15,780,432
Ontex Group NV(1)	515	5,127
Proximus SADP	625,405	4,707,521

Avantis International Small Cap Value ETF
	Shares	Value
Solvay SA(2)	564,206	$19,738,216
Tessenderlo Group SA(2)	87,705	2,400,709
Umicore SA	222,614	2,794,604
		77,841,196
Canada — 9.7%
ADENTRA, Inc.	62,855	1,908,061
ADF Group, Inc.	19,254	189,447
Advantage Energy Ltd.(1)	1,705,783	12,303,054
Aecon Group, Inc.	331,329	4,548,352
Alamos Gold, Inc., Class A	36,052	695,010
Algoma Steel Group, Inc.(2)	300,046	3,186,034
Amerigo Resources Ltd.	7,560	9,200
Aris Mining Corp.(1)	484,883	2,198,371
Athabasca Oil Corp.(1)	331,736	1,334,181
AutoCanada, Inc.(1)(2)	6,618	72,974
B2Gold Corp.	8,032,527	22,589,899
Baytex Energy Corp.	6,980,048	24,861,225
Birchcliff Energy Ltd.	2,284,318	9,983,774
Bird Construction, Inc.	224,858	3,825,915
Black Diamond Group Ltd.	24,600	179,437
Bonterra Energy Corp.(1)	30,504	99,141
Boralex, Inc., A Shares	400	9,578
Brookfield Reinsurance Ltd.(1)	5,300	267,743
Calfrac Well Services Ltd.(1)	29,435	89,333
Calibre Mining Corp.(1)	2,240,801	3,791,063
Canacol Energy Ltd.(2)	18,683	51,295
Canadian Western Bank	770,477	29,426,373
Canfor Corp.(1)	108,045	1,166,516
Capital Power Corp.	1,191,545	39,743,218
Cardinal Energy Ltd.	889,792	4,522,743
Cargojet, Inc.	10,081	1,000,657
Cascades, Inc.	381,871	2,626,753
Centerra Gold, Inc.	1,039,512	7,366,408
CES Energy Solutions Corp.	1,624,659	9,644,397
Chorus Aviation, Inc.(1)(2)	760,273	1,511,915
Crew Energy, Inc.(1)	1,869,368	9,654,436
Culico Metals, Inc.(1)	23,850	1,681
Doman Building Materials Group Ltd.	52,520	276,698
Dorel Industries, Inc., Class B(1)(2)	61,775	301,163
Dundee Precious Metals, Inc.	1,091,882	10,638,082
Eldorado Gold Corp.(1)	618,657	10,682,409
Enerflex Ltd.	3	18
Ensign Energy Services, Inc.(1)	1,110,461	2,084,715
Equinox Gold Corp.(1)	1,279,887	7,303,329
ERO Copper Corp.(1)(2)	31,635	650,470
Evertz Technologies Ltd.	300	2,972
First National Financial Corp.	2,148	59,532
Fortuna Mining Corp.(1)(2)	2,863,160	13,193,502
Freehold Royalties Ltd.	494,976	5,050,213
Frontera Energy Corp.	603,211	3,401,776
Gear Energy Ltd.	1,343,901	668,136
Headwater Exploration, Inc.	1,429,460	7,265,834
High Liner Foods, Inc.	4	40
Hudbay Minerals, Inc.	1,752,899	14,307,787

Avantis International Small Cap Value ETF
	Shares	Value
IAMGOLD Corp.(1)(2)	2,850,412	$14,086,554
InPlay Oil Corp.	30,300	48,565
Interfor Corp.(1)	64,867	803,828
International Petroleum Corp.(1)(2)	696,571	10,570,161
Journey Energy, Inc.(1)(2)	76,796	141,323
Kelt Exploration Ltd.(1)	1,381,061	6,394,702
Keyera Corp.	10	300
Kinross Gold Corp.	2,764,558	24,985,951
Laurentian Bank of Canada	181,509	3,476,234
Linamar Corp.	9,065	425,116
Lundin Gold, Inc.	903,165	18,141,711
Major Drilling Group International, Inc.(1)(2)	12,300	86,341
Martinrea International, Inc.	948,627	8,193,536
Mattr Corp.(1)	377,950	4,383,452
MEG Energy Corp.(1)	61,187	1,218,609
Methanex Corp.	76,964	3,595,061
Mullen Group Ltd.	181,719	1,922,838
Neo Performance Materials, Inc.	8,737	53,810
New Gold, Inc.(1)(2)	8,036,997	20,276,622
North American Construction Group Ltd.	217,920	4,298,084
North West Co., Inc.	14	475
NuVista Energy Ltd.(1)	1,722,282	16,319,921
Obsidian Energy Ltd.(1)(2)	892,826	6,134,804
OceanaGold Corp.	6,568,802	17,108,667
Onex Corp.	17,353	1,226,099
Paramount Resources Ltd., A Shares	170,681	3,512,028
Parex Resources, Inc.	1,244,043	12,489,817
Pason Systems, Inc.	121,633	1,291,558
PetroTal Corp.	367,401	190,836
Peyto Exploration & Development Corp.	1,998,853	21,610,424
Pine Cliff Energy Ltd.	129,856	93,467
Polaris Renewable Energy, Inc.	2,000	17,987
Precision Drilling Corp.(1)	89,720	6,490,411
Real Matters, Inc.(1)(2)	194,739	1,105,445
Russel Metals, Inc.	507,207	14,166,342
Secure Energy Services, Inc.	1,049,058	9,660,379
Sierra Metals, Inc.(1)	3,100	1,564
Spartan Delta Corp.(1)(2)	1,447,952	4,243,988
Stelco Holdings, Inc.	52,227	2,538,395
SunOpta, Inc.(1)(2)	64,205	362,557
Surge Energy, Inc.	1,170,112	5,669,745
Tamarack Valley Energy Ltd.	5,677,682	16,683,576
Taseko Mines Ltd.(1)	487,070	1,109,565
Tidewater Midstream & Infrastructure Ltd.	356,684	87,341
Torex Gold Resources, Inc.(1)	995,673	19,209,363
Total Energy Services, Inc.	15,100	106,893
Transcontinental, Inc., Class A	137,943	1,718,594
Trican Well Service Ltd.	1,402,753	5,266,894
Valeura Energy, Inc.(1)(2)	58,461	220,804
Veren, Inc.	4,381,121	31,696,605
Vermilion Energy, Inc.	2,062,440	21,226,611
West Fraser Timber Co. Ltd.	47	4,159
Western Forest Products, Inc.(1)	1,897,999	612,644

Avantis International Small Cap Value ETF
	Shares	Value
Whitecap Resources, Inc.	2,757,927	$20,996,795
		641,022,411
Denmark — 2.1%
Bang & Olufsen AS(1)	18,001	22,988
Bavarian Nordic AS(1)	26,329	1,035,841
cBrain AS	5,280	157,072
D/S Norden AS	434,524	17,999,337
Dfds AS	298,159	8,134,885
FLSmidth & Co. AS	55,992	2,855,664
H&H International AS, B Shares(1)	14,016	199,015
Jyske Bank AS	17,984	1,444,297
Nilfisk Holding AS(1)	2,605	50,987
NKT AS(1)	349,163	33,287,494
NNIT AS(1)	41,765	667,247
Per Aarsleff Holding AS	150,438	8,960,104
Solar AS, B Shares	21,240	1,052,901
Spar Nord Bank AS	675,736	13,011,057
Sparekassen Sjaelland-Fyn AS	5,583	177,415
Svitzer Group AS(1)	6,764	259,444
Sydbank AS	630,521	31,918,533
TORM PLC, Class A	498,748	18,251,621
		139,485,902
Finland — 1.0%
Citycon OYJ(1)	100,457	451,761
Finnair OYJ(1)(2)	137,695	370,259
Harvia OYJ	37,691	1,792,069
Incap OYJ(1)(2)	14,774	189,895
Kemira OYJ	266,805	6,531,874
Lassila & Tikanoja OYJ	65	659
Mandatum OYJ	138,647	656,375
Marimekko OYJ	196,776	2,721,293
Metsa Board OYJ, Class B(2)	65,726	454,819
Nokian Renkaat OYJ	2,539,876	24,076,654
Outokumpu OYJ(2)	3,302,045	12,260,729
Puuilo OYJ	823,642	9,370,209
Suominen OYJ(2)	39,021	115,586
Tokmanni Group Corp.	716,658	8,650,608
Verkkokauppa.com OYJ(1)	51,814	97,029
		67,739,819
France — 3.2%
AKWEL SADIR(2)	3,434	38,502
Aperam SA	220,861	6,227,446
Ayvens SA	143,498	992,169
Beneteau SACA	254,047	2,517,125
Bonduelle SCA(2)	1,607	11,857
Catana Group(2)	40,056	229,219
Cie des Alpes	317,919	4,910,320
Clariane SE(1)(2)	655,107	1,396,434
Coface SA	891,636	14,335,260
Derichebourg SA	1,672,895	9,284,012
Emeis SA(1)	207,749	2,051,696
Eramet SA	22,666	1,780,298
Esso SA Francaise	5,112	753,479
Etablissements Maurel et Prom SA	1,086,437	6,323,916

Avantis International Small Cap Value ETF
	Shares	Value
Euroapi SA(1)(2)	52,018	$238,733
Eurobio Scientific SA(1)(2)	26,767	728,490
Eutelsat Communications SACA(1)(2)	3,025,587	14,387,781
Groupe LDLC(2)	5,951	87,777
Guillemot Corp.(1)	967	6,023
Imerys SA	145,181	4,861,640
Jacquet Metals SACA	33,576	575,238
Kaufman & Broad SA	63,754	2,262,609
La Francaise De L'energie SACA(1)(2)	936	28,733
Maisons du Monde SA	243,479	941,189
Mersen SA	31,951	1,089,656
Metropole Television SA	333,035	4,513,758
Nexans SA	160,237	20,690,671
Nexity SA(1)(2)	52,521	558,904
Opmobility	497,904	4,784,022
OVH Groupe SAS(1)(2)	46,760	318,266
Pullup Entertainment(1)	1,218	22,604
SES SA	4,916,909	26,448,959
SMCP SA(1)(2)	175,089	442,504
Solutions 30 SE(1)(2)	278,752	465,608
Television Francaise 1 SA	1,030,740	9,191,147
Ubisoft Entertainment SA(1)	874,132	16,564,324
Valeo SE	180,366	1,921,512
Vallourec SACA(1)(2)	2,426,528	38,777,076
Vicat SACA	117,219	4,071,528
X-Fab Silicon Foundries SE(1)(2)	697,549	4,220,718
		209,051,203
Germany — 3.7%
1&1 AG	229,482	3,657,861
7C Solarparken AG	71,180	173,765
AlzChem Group AG	10,574	563,372
Aroundtown SA(1)	924,932	2,352,829
Baader Bank AG(1)	7,342	31,897
BayWa AG(1)(2)	86,763	1,128,984
Bertrandt AG	2,370	60,777
Borussia Dortmund GmbH & Co. KGaA(1)(2)	86,807	362,287
Ceconomy AG(1)	77,265	226,573
Cewe Stiftung & Co. KGaA	25,078	2,818,047
Deutsche Beteiligungs AG	695	19,349
Deutsche Pfandbriefbank AG(1)	932,780	5,162,414
Deutsche Rohstoff AG	9,711	400,189
Deutz AG	1,482,750	7,785,845
Draegerwerk AG & Co. KGaA	981	47,977
Draegerwerk AG & Co. KGaA, Preference Shares	17,140	868,510
Duerr AG	174,621	3,831,295
Einhell Germany AG, Preference Shares	301	20,440
Elmos Semiconductor SE	61,316	5,561,087
ElringKlinger AG	6,729	31,305
Encavis AG(1)	257,293	4,906,968
Energiekontor AG	5,792	370,371
flatexDEGIRO AG	913,578	13,229,544
Grand City Properties SA(1)	445,505	6,121,292
Grenke AG	30,835	867,431
Hamburger Hafen und Logistik AG	249,371	4,091,255

Avantis International Small Cap Value ETF
	Shares	Value
Heidelberger Druckmaschinen AG(1)	1,230,855	$1,422,637
Hornbach Holding AG & Co. KGaA	98,201	8,659,951
HUGO BOSS AG(2)	61,087	2,549,559
Indus Holding AG	4,518	111,910
Instone Real Estate Group SE	72,704	735,894
JOST Werke SE	133,740	5,951,864
Jungheinrich AG, Preference Shares	552,087	17,363,512
K&S AG	139,258	1,648,403
Kloeckner & Co. SE	122,976	706,163
Krones AG	171,170	23,466,166
Lang & Schwarz AG	27,303	556,049
Lanxess AG	684,121	19,320,479
METRO AG	631,246	3,321,909
MLP SE	7,232	46,420
Mutares SE & Co. KGaA	160,947	5,464,973
Norma Group SE	22,673	369,439
OHB SE	484	23,538
SAF-Holland SE	493,156	9,451,443
Salzgitter AG	71,569	1,255,207
Schaeffler AG, Preference Shares	815,206	4,233,727
SGL Carbon SE(1)	164,466	1,034,059
Siltronic AG	245,781	20,054,976
Sixt SE	19,497	1,375,151
Sixt SE, Preference Shares	10,845	635,789
SMA Solar Technology AG	38,483	891,324
Stabilus SE	5,803	254,111
STO SE & Co. KGaA, Preference Shares	10,373	1,378,913
Suedzucker AG	137,007	1,844,063
TAG Immobilien AG(1)	2,126,846	34,951,465
thyssenkrupp AG	2,015,977	7,136,554
Wacker Neuson SE	203,126	3,268,758
Wuestenrot & Wuerttembergische AG	51,661	701,236
		244,877,306
Hong Kong — 1.2%
AustAsia Group Ltd.(1)	403,380	54,781
Bank of East Asia Ltd.	85,800	109,142
BOCOM International Holdings Co. Ltd.(1)	40,000	1,167
Bright Smart Securities & Commodities Group Ltd.	7,462,000	1,497,671
Cafe de Coral Holdings Ltd.	2,654,000	2,745,595
Chow Sang Sang Holdings International Ltd.	330,000	280,400
Comba Telecom Systems Holdings Ltd.	258,000	35,813
Crystal International Group Ltd.	34,500	16,352
CSI Properties Ltd.(1)	80,000	810
Dah Sing Banking Group Ltd.	504,000	437,052
Dah Sing Financial Holdings Ltd.	288,400	852,374
Dream International Ltd.	66,000	35,123
E-Commodities Holdings Ltd.	23,958,000	4,477,487
FSE Lifestyle Services Ltd.	27,000	18,794
Giordano International Ltd.	108,000	23,653
Hang Lung Group Ltd.	3,000,000	3,422,278
Johnson Electric Holdings Ltd.	3,386,820	4,632,287
JS Global Lifestyle Co. Ltd.	565,500	110,970
K Wah International Holdings Ltd.	2,713,000	596,667
Luk Fook Holdings International Ltd.(2)	3,000	5,557

Avantis International Small Cap Value ETF
	Shares	Value
Oriental Watch Holdings	1,164,000	$498,874
Pacific Basin Shipping Ltd.	127,736,000	35,048,427
Pacific Textiles Holdings Ltd.	377,000	74,364
PC Partner Group Ltd.	2,066,000	1,184,288
Regina Miracle International Holdings Ltd.	194,000	54,447
Shun Tak Holdings Ltd.(1)	4,804,000	399,655
Singamas Container Holdings Ltd.	4,398,000	395,160
SmarTone Telecommunications Holdings Ltd.	126,000	61,960
Soundwill Holdings Ltd.	500	344
Stella International Holdings Ltd.	125,500	238,001
Sun Hung Kai & Co. Ltd.	590,000	193,987
SUNeVision Holdings Ltd.	26,000	11,166
Tai Hing Group Holdings Ltd.	245,000	21,037
Tam Jai International Co. Ltd.	490,000	52,120
Ten Pao Group Holdings Ltd.	412,000	70,702
Texhong International Group Ltd.(1)	1,169,000	535,082
Texwinca Holdings Ltd.	440,000	49,461
Theme International Holdings Ltd.	440,000	22,217
United Energy Group Ltd.(1)(2)	24,236,000	1,352,707
United Laboratories International Holdings Ltd.	12,970,000	14,784,852
Yue Yuen Industrial Holdings Ltd.	2,854,000	4,928,273
		79,331,097
Ireland — 0.3%
Dalata Hotel Group PLC	1,599,302	7,786,973
Glenveagh Properties PLC(1)	6,880,498	10,917,270
Origin Enterprises PLC	44,593	162,556
		18,866,799
Israel — 2.7%
Adgar Investment & Development Ltd.(1)	2,040	2,555
AFI Properties Ltd.(1)	330	15,295
Airport City Ltd.(1)	60,919	941,833
Alony Hetz Properties & Investments Ltd.	811,858	6,100,023
Bet Shemesh Engines Holdings 1997 Ltd.	3,360	218,290
Big Shopping Centers Ltd.(1)	64,880	7,154,218
Cellcom Israel Ltd.(1)	25,584	112,062
Clal Insurance Enterprises Holdings Ltd.(1)	793,158	12,867,145
Delek Group Ltd.	127,224	15,302,150
Delta Galil Ltd.	6,035	274,480
Doral Group Renewable Energy Resources Ltd.(1)	30,313	103,891
Equital Ltd.(1)	46,234	1,558,994
Fattal Holdings 1998 Ltd.(1)	47,384	5,650,472
FIBI Holdings Ltd.	219,283	9,523,198
First International Bank Of Israel Ltd.	36,753	1,514,038
G City Ltd.	380,013	1,304,475
Harel Insurance Investments & Financial Services Ltd.	1,488,292	15,254,384
IDI Insurance Co. Ltd.	8,467	285,584
Ilex Medical Ltd.	729	13,098
Inrom Construction Industries Ltd.	43,503	137,698
Isracard Ltd.	2,311,655	8,195,534
Israel Corp. Ltd.	27,325	6,178,534
Isras Investment Co. Ltd.	2,136	427,230
Ituran Location & Control Ltd.	25	706
M Yochananof & Sons Ltd.	4,089	250,680
Menora Mivtachim Holdings Ltd.	280,479	7,891,578

Avantis International Small Cap Value ETF
	Shares	Value
Migdal Insurance & Financial Holdings Ltd.	3,449,028	$4,400,360
Naphtha Israel Petroleum Corp. Ltd.(1)	10,798	67,355
Nawi Group Ltd.	9,923	77,240
Oil Refineries Ltd.	33,938,099	8,822,776
Partner Communications Co. Ltd.(1)	1,377,181	6,063,346
Paz Oil Co. Ltd.	32,206	3,506,925
Phoenix Financial Ltd.	637,159	6,808,069
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	5,768	330,820
Scope Metals Group Ltd.(1)	74	2,123
Shikun & Binui Ltd.(1)	2,177,769	5,418,660
Shufersal Ltd.	1,207,324	10,410,094
Summit Real Estate Holdings Ltd.	10,601	152,363
Tera Light Ltd.(1)	22,703	36,721
Tower Semiconductor Ltd.(1)	342	15,061
Victory Supermarket Chain Ltd.	1,418	17,059
YH Dimri Construction & Development Ltd.	2,323	210,984
ZIM Integrated Shipping Services Ltd.	1,573,891	28,754,989
		176,373,090
Italy — 3.3%
Aeffe SpA(1)	46,086	35,557
Arnoldo Mondadori Editore SpA	87,967	254,923
Banca IFIS SpA	371,480	8,747,712
Banca Popolare di Sondrio SpA	2,953,208	22,892,247
Banco di Desio e della Brianza SpA	118,022	633,881
BFF Bank SpA	185,296	2,010,777
Biesse SpA	1,472	14,519
Credito Emiliano SpA	9,894	113,176
d'Amico International Shipping SA	1,363,233	9,553,716
Danieli & C Officine Meccaniche SpA, Preference Shares	150,208	4,206,733
Digital Bros SpA(1)(2)	140,057	1,588,435
Enav SpA	769	3,386
Esprinet SpA(1)	45,414	263,246
Fila SpA	15,071	153,701
Fincantieri SpA(1)(2)	1,401,655	7,858,254
FNM SpA	66,723	32,577
Geox SpA(1)(2)	68,174	45,563
Iveco Group NV	4,452,384	47,154,426
MFE-MediaForEurope NV, Class A	2,508,590	8,237,212
MFE-MediaForEurope NV, Class B(2)	800,546	3,530,581
Newlat Food SpA(1)(2)	12,300	169,378
Orsero SpA	5,831	83,264
OVS SpA	5,942,472	18,481,702
RAI Way SpA	93,968	527,056
Saipem SpA(1)	22,225,263	50,048,423
Saras SpA	26,845	47,523
Sogefi SpA(2)	31,822	76,018
Spaxs SpA(1)	7,758	41,799
Webuild SpA	10,865,136	30,081,504
		216,887,289
Japan — 30.7%
77 Bank Ltd.	444,800	12,835,609
Adastria Co. Ltd.	91,400	2,261,608
AEON Financial Service Co. Ltd.	1,544,300	14,138,971
Aeon Mall Co. Ltd.	120,600	1,699,567

Avantis International Small Cap Value ETF
	Shares	Value
AFC-HD AMS Life Science Co. Ltd.	16,600	$94,886
Ahresty Corp.(2)	95,600	432,036
Aichi Steel Corp.	89,700	2,025,143
Aiphone Co. Ltd.	1,600	32,434
Air Water, Inc.	136,200	1,902,649
Airport Facilities Co. Ltd.	2,000	8,000
Aisan Industry Co. Ltd.	637,100	6,478,772
Akatsuki, Inc.	15,300	220,541
Akebono Brake Industry Co. Ltd.(1)	111,200	109,621
Alconix Corp.	49,200	475,399
Alpen Co. Ltd.(2)	2,200	32,587
Alps Alpine Co. Ltd.	2,558,000	27,470,264
Amuse, Inc.	2,500	25,746
AOKI Holdings, Inc.	257,800	2,235,958
Aoyama Trading Co. Ltd.	478,300	4,731,577
Arata Corp.	394,400	9,599,856
ARCLANDS Corp.	202,700	2,418,915
Arcs Co. Ltd.	326,400	5,699,731
ARE Holdings, Inc.	443,300	5,627,554
Artience Co. Ltd.	234,100	6,028,847
Asahi Kogyosha Co. Ltd.	2,400	22,936
Asahi Yukizai Corp.	93,800	2,712,489
Asia Pile Holdings Corp.	47,800	286,066
Autobacs Seven Co. Ltd.	44,900	461,597
Avex, Inc.	228,600	2,258,694
Awa Bank Ltd.	261,100	4,665,898
Axial Retailing, Inc.	637,100	4,156,764
Bando Chemical Industries Ltd.	369,000	4,683,675
Bank of Innovation, Inc.(1)	8,000	311,452
Bank of Nagoya Ltd.	99,800	4,855,132
Bank of the Ryukyus Ltd.	330,100	2,459,952
Beenos, Inc.(2)	32,800	629,411
Belc Co. Ltd.	28,400	1,221,196
Belluna Co. Ltd.	57,300	292,754
B-Lot Co. Ltd.	7,700	53,097
BML, Inc.	123,700	2,334,251
Bunka Shutter Co. Ltd.	588,600	7,365,365
Canon Electronics, Inc.	3,100	48,658
Carlit Co. Ltd.	66,000	519,552
Cawachi Ltd.	45,000	832,399
Central Glass Co. Ltd.	91,800	2,273,483
Charm Care Corp. KK	3,200	32,867
Chiba Kogyo Bank Ltd.	424,400	3,044,151
Chori Co. Ltd.	37,900	932,771
Chubu Shiryo Co. Ltd.	26,200	277,960
Chubu Steel Plate Co. Ltd.	116,000	1,975,988
Chuetsu Pulp & Paper Co. Ltd.	10,800	102,003
Chugoku Marine Paints Ltd.	97,200	1,356,691
CMK Corp.	269,400	853,089
Coca-Cola Bottlers Japan Holdings, Inc.	225,000	3,186,182
Cosmo Energy Holdings Co. Ltd.	497,400	27,678,781
Create SD Holdings Co. Ltd.	17,300	386,631
Credit Saison Co. Ltd.	827,600	18,388,875
CTI Engineering Co. Ltd.	58,700	1,905,102

Avantis International Small Cap Value ETF
	Shares	Value
Daicel Corp.	170,800	$1,535,128
Daido Metal Co. Ltd.	12,800	46,332
Daido Steel Co. Ltd.	862,200	8,571,727
Daihatsu Diesel Manufacturing Co. Ltd.	12,700	130,235
Daiichi Jitsugyo Co. Ltd.	91,000	1,508,114
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	300	1,748
Daiki Aluminium Industry Co. Ltd.	78,500	607,814
Daikoku Denki Co. Ltd.(2)	82,500	2,100,291
Daikokutenbussan Co. Ltd.	12,100	957,184
Daikyonishikawa Corp.	19,700	94,241
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	47,400	1,023,153
Daio Paper Corp.	108,400	642,444
Daishi Hokuetsu Financial Group, Inc.	303,600	11,070,674
Daishinku Corp.	58,300	269,129
Daito Pharmaceutical Co. Ltd.	35,700	581,888
Daiwabo Holdings Co. Ltd.	517,200	9,841,901
Denka Co. Ltd.	118,300	1,839,237
Densan System Holdings Co. Ltd.	300	5,635
DIC Corp.	429,400	9,241,459
DKS Co. Ltd.	36,600	820,443
Dowa Holdings Co. Ltd.	711,500	24,739,330
DyDo Group Holdings, Inc.	2,800	54,293
Eagle Industry Co. Ltd.	254,100	3,576,786
Ebara Jitsugyo Co. Ltd.	200	5,275
Eco's Co. Ltd.(2)	14,100	199,338
EDION Corp.	67,200	844,001
Ehime Bank Ltd.	39,700	309,678
EJ Holdings, Inc.	2,900	35,848
Electric Power Development Co. Ltd.	576,300	9,789,897
ERI Holdings Co. Ltd.	3,800	53,954
Exedy Corp.	510,200	10,932,826
EXEO Group, Inc.	34,000	366,287
FALCO HOLDINGS Co. Ltd.	2,000	33,388
Fast Fitness Japan, Inc.	5,100	45,248
FCC Co. Ltd.	455,100	7,300,688
Feed One Co. Ltd.	51,200	306,031
Ferrotec Holdings Corp.(2)	635,400	10,729,797
FIDEA Holdings Co. Ltd.	31,110	324,863
Financial Partners Group Co. Ltd.	21,500	348,158
First Bank of Toyama Ltd.	114,500	961,233
FJ Next Holdings Co. Ltd.	3,100	26,122
Foster Electric Co. Ltd.	145,300	1,651,166
France Bed Holdings Co. Ltd.	12,600	104,265
F-Tech, Inc.	26,600	101,397
Fuji Co. Ltd.	170,600	2,289,597
Fuji Corp. Ltd.	9,000	45,213
Fuji Oil Co. Ltd.	104,400	292,597
Fuji Seal International, Inc.	215,300	3,326,225
Fujibo Holdings, Inc.	4,400	136,374
Fujikura Ltd.	2,980,700	86,965,893
Fujimori Kogyo Co. Ltd.	69,200	2,071,299
FuKoKu Co. Ltd.	97,300	1,274,599
Fukuyama Transporting Co. Ltd.	188,300	4,808,374
Furukawa Co. Ltd.	290,700	3,229,197

Avantis International Small Cap Value ETF
	Shares	Value
Furukawa Electric Co. Ltd.	734,900	$18,325,893
Fuso Chemical Co. Ltd.	10,700	291,479
Futaba Industrial Co. Ltd.	908,200	4,564,151
Fuyo General Lease Co. Ltd.	133,500	10,456,153
G-7 Holdings, Inc.	3,200	35,109
Gakken Holdings Co. Ltd.	4,300	29,996
Gamecard-Joyco Holdings, Inc.	2,700	41,734
Gecoss Corp.	2,200	14,525
Geo Holdings Corp.	144,600	1,607,682
Global Link Management KK	2,800	43,498
GLOBERIDE, Inc.	17,800	234,077
Glory Ltd.	217,300	3,917,250
GMO Financial Holdings, Inc.	1,600	7,052
Godo Steel Ltd.	136,100	4,306,614
Greens Co. Ltd.	4,900	55,622
GS Yuasa Corp.	926,900	17,605,251
GSI Creos Corp.	17,800	248,201
G-Tekt Corp.	379,600	4,390,516
Gunma Bank Ltd.	3,044,200	20,393,457
Gunze Ltd.	4,700	179,686
H.U. Group Holdings, Inc.	100,400	1,847,560
H2O Retailing Corp.	1,239,800	18,307,504
Hagiwara Electric Holdings Co. Ltd.	132,600	3,265,225
Halows Co. Ltd.	49,500	1,455,951
Hamakyorex Co. Ltd.	161,200	5,426,879
Hanwa Co. Ltd.	382,600	13,417,153
Happinet Corp.	160,000	4,209,173
Hazama Ando Corp.	137,900	1,095,694
Heiwa Real Estate Co. Ltd.	34,500	966,815
Heiwado Co. Ltd.	441,000	7,328,484
HI-LEX Corp.	186,700	1,842,629
Hino Motors Ltd.(1)	1,297,800	3,938,002
Hirogin Holdings, Inc.	3,300	25,986
HIS Co. Ltd.(1)	314,600	4,107,612
Hitachi Zosen Corp.	2,227,200	14,838,911
Hodogaya Chemical Co. Ltd.	5,800	205,386
Hokkoku Financial Holdings, Inc.	112,000	3,801,588
Hokuetsu Corp.(2)	163,100	1,721,254
Hokuetsu Industries Co. Ltd.	69,200	941,275
Hokuhoku Financial Group, Inc.	641,700	7,715,463
Hokuto Corp.	144,700	1,862,634
H-One Co. Ltd.	27,500	188,218
Honeys Holdings Co. Ltd.(2)	59,400	650,559
Hosiden Corp.	163,300	2,357,837
Hosokawa Micron Corp.	31,900	958,856
HS Holdings Co. Ltd.	94,500	632,746
Hyakugo Bank Ltd.	1,411,700	5,718,642
Hyakujushi Bank Ltd.	103,100	1,919,037
Ichikoh Industries Ltd.	44,500	137,490
Ichinen Holdings Co. Ltd.	40,300	502,023
IDEA Consultants, Inc.	200	3,223
IDOM, Inc.	514,200	4,067,456
IHI Corp.	61,000	2,678,856
Iino Kaiun Kaisha Ltd.	1,156,300	10,272,744

Avantis International Small Cap Value ETF
	Shares	Value
Inabata & Co. Ltd.	278,200	$6,462,220
Ines Corp.	200	2,138
I-Net Corp.	4,400	49,791
INFRONEER Holdings, Inc.	264,600	2,222,059
Integrated Design & Engineering Holdings Co. Ltd.	139,000	3,842,536
I-PEX, Inc.	33,700	406,876
Ise Chemicals Corp.	17,000	2,336,421
Itochu Enex Co. Ltd.	352,400	3,876,584
Itochu-Shokuhin Co. Ltd.	10,700	538,122
Itoham Yonekyu Holdings, Inc.	9,600	261,023
IwaiCosmo Holdings, Inc.	116,300	1,694,661
Izumi Co. Ltd.	378,900	8,476,792
J Front Retailing Co. Ltd.	1,573,800	15,578,512
J Trust Co. Ltd.	236,300	746,517
Jaccs Co. Ltd.	285,800	7,824,348
JAFCO Group Co. Ltd.	313,300	4,343,454
Japan Aviation Electronics Industry Ltd.	62,700	1,124,717
Japan Lifeline Co. Ltd.	206,300	1,591,934
Japan Petroleum Exploration Co. Ltd.	379,600	15,208,176
Japan Pulp & Paper Co. Ltd.	31,300	1,373,617
Japan Transcity Corp.	4,400	26,644
JDC Corp.	500	1,666
JGC Holdings Corp.	462,100	4,232,931
JK Holdings Co. Ltd.	3,700	25,875
JM Holdings Co. Ltd.	19,500	402,007
J-Oil Mills, Inc.	90,600	1,217,788
Joshin Denki Co. Ltd.	45,200	867,709
JSB Co. Ltd.	30,400	645,763
JSP Corp.	44,600	625,883
JTEKT Corp.	1,493,000	11,598,808
Juroku Financial Group, Inc.	256,600	7,543,732
JVCKenwood Corp.	4,055,800	36,818,688
Kaga Electronics Co. Ltd.	127,800	4,788,610
Kamei Corp.	177,400	2,574,553
Kanamoto Co. Ltd.	565,100	11,259,975
Kandenko Co. Ltd.	213,100	3,167,685
Kaneka Corp.	485,500	12,601,397
Kanematsu Corp.	376,800	6,525,385
Kanto Denka Kogyo Co. Ltd.	1,081,000	7,317,628
Kato Sangyo Co. Ltd.	245,200	7,119,401
Kawada Technologies, Inc.	84,800	1,583,238
Kawasaki Heavy Industries Ltd.	41,300	1,475,327
KEIWA, Inc.(2)	48,800	391,286
Keiyo Bank Ltd.	515,000	2,781,610
KH Neochem Co. Ltd.	191,000	2,719,865
Kitz Corp.	305,600	2,170,099
Kiyo Bank Ltd.	238,600	3,071,795
Koa Shoji Holdings Co. Ltd.	12,800	56,360
Kobe Steel Ltd.	2,213,500	27,264,658
Kohnan Shoji Co. Ltd.	91,400	2,441,557
Kojima Co. Ltd.	37,500	257,925
Komeri Co. Ltd.	284,700	7,278,611
Konica Minolta, Inc.	4,806,000	14,437,637
Konishi Co. Ltd.	9,600	84,416

Avantis International Small Cap Value ETF
	Shares	Value
Konoike Transport Co. Ltd.	326,500	$5,514,296
Koshidaka Holdings Co. Ltd.	21,500	141,486
KPP Group Holdings Co. Ltd.	276,300	1,328,005
Krosaki Harima Corp.	30,400	458,621
K's Holdings Corp.	992,200	10,690,003
Kumagai Gumi Co. Ltd.	132,300	3,250,907
Kurabo Industries Ltd.	66,700	2,259,037
Kuraray Co. Ltd.	1,175,400	15,472,214
Kureha Corp.	15,000	286,602
Kurimoto Ltd.	75,200	2,270,869
Kusurinomadoguchi, Inc.(1)	6,900	60,589
KYB Corp.	268,000	8,673,704
Kyodo Printing Co. Ltd.	2,700	66,188
Kyoei Steel Ltd.	233,000	2,833,483
Kyokuto Securities Co. Ltd.	28,800	310,529
Kyudenko Corp.	232,700	10,487,022
Kyushu Leasing Service Co. Ltd.	5,000	38,185
Lacto Japan Co. Ltd.	11,200	239,428
Life Corp.	315,700	7,615,603
Lintec Corp.	42,800	994,651
Macnica Holdings, Inc.	171,300	6,995,912
Makino Milling Machine Co. Ltd.	24,300	978,253
Marubun Corp.	17,700	134,945
Maruha Nichiro Corp.	402,900	8,429,244
MARUKA FURUSATO Corp.	36,400	579,236
Maruzen Showa Unyu Co. Ltd.	74,200	2,561,077
Matsuda Sangyo Co. Ltd.	44,900	990,730
Maxell Ltd.	55,200	690,660
MCJ Co. Ltd.	502,700	5,269,526
Mebuki Financial Group, Inc.	1,963,600	7,732,013
Megachips Corp.	91,000	3,089,029
Megmilk Snow Brand Co. Ltd.	635,400	11,518,183
Meidensha Corp.	174,400	4,143,846
Meiji Shipping Group Co. Ltd.	35,500	177,644
Meiko Electronics Co. Ltd.	201,400	8,572,414
Meisei Industrial Co. Ltd.	238,300	2,081,724
Mikuni Corp.	22,300	56,968
MIMAKI ENGINEERING Co. Ltd.	16,700	202,995
Mimasu Semiconductor Industry Co. Ltd.	108,900	2,754,397
Ministop Co. Ltd.	3,200	35,881
Miraial Co. Ltd.	23,500	212,423
Mirait One Corp.	33,900	493,150
Miroku Jyoho Service Co. Ltd.	5,200	67,321
Mitsuba Corp.	404,900	2,927,918
Mitsubishi Kakoki Kaisha Ltd.	4,400	107,983
Mitsubishi Logisnext Co. Ltd.	458,300	4,347,664
Mitsubishi Materials Corp.	858,000	15,264,101
Mitsubishi Paper Mills Ltd.	142,100	570,581
Mitsubishi Research Institute, Inc.	28,100	820,387
Mitsubishi Shokuhin Co. Ltd.	249,100	9,038,169
Mitsui Matsushima Holdings Co. Ltd.(2)	277,100	8,994,362
Mitsui Mining & Smelting Co. Ltd.	923,700	29,886,880
Mitsui-Soko Holdings Co. Ltd.	279,200	10,786,514
Mitsuuroko Group Holdings Co. Ltd.	2,300	26,197

Avantis International Small Cap Value ETF
	Shares	Value
Miyaji Engineering Group, Inc.	83,400	$2,555,440
Miyazaki Bank Ltd.	79,500	1,585,537
Mizuho Leasing Co. Ltd.	1,381,600	9,616,090
Mizuho Medy Co. Ltd.	61,600	676,918
Modec, Inc.	131,700	2,834,478
Morinaga Milk Industry Co. Ltd.	797,400	18,404,480
Moriroku Holdings Co. Ltd.	6,600	109,641
MrMax Holdings Ltd.	3,100	14,715
Mugen Estate Co. Ltd.	8,500	87,402
Musashi Seimitsu Industry Co. Ltd.	526,900	7,532,572
Musashino Bank Ltd.	278,700	5,591,255
Muto Seiko Co.	2,300	27,526
Nachi-Fujikoshi Corp.	203,500	4,295,038
Nafco Co. Ltd.	6,700	122,061
Nagase & Co. Ltd.	503,900	11,075,280
Nakayama Steel Works Ltd.	436,800	2,530,963
Namura Shipbuilding Co. Ltd.(2)	933,800	10,792,218
Nankai Electric Railway Co. Ltd.	11,100	179,768
Nanto Bank Ltd.	61,800	1,378,271
NEC Capital Solutions Ltd.	43,700	1,179,819
NHK Spring Co. Ltd.	409,900	4,723,758
Nichias Corp.	222,200	8,670,942
Nichicon Corp.	560,700	3,789,852
Nichimo Co. Ltd.	900	11,714
Nichireki Co. Ltd.	16,300	282,677
Nichirin Co. Ltd.	6,300	152,254
Nihon Chouzai Co. Ltd.	47,300	411,373
Nihon Dempa Kogyo Co. Ltd.	575,100	4,559,410
Nihon Flush Co. Ltd.	200	1,268
Nihon House Holdings Co. Ltd.	12,300	29,489
Nihon Tokushu Toryo Co. Ltd.	10,500	89,203
Nihon Yamamura Glass Co. Ltd.	12,700	134,530
Nikkiso Co. Ltd.	355,000	2,519,361
Nikkon Holdings Co. Ltd.	585,700	14,971,837
Nippn Corp.	431,900	6,736,792
Nippon Beet Sugar Manufacturing Co. Ltd.	7,200	124,338
Nippon Carbide Industries Co., Inc.	3,400	41,773
Nippon Chemical Industrial Co. Ltd.	20,800	420,044
Nippon Chemi-Con Corp.(1)	53,800	447,393
Nippon Coke & Engineering Co. Ltd.	566,200	409,153
Nippon Concrete Industries Co. Ltd.	13,500	33,651
Nippon Denko Co. Ltd.	202,500	417,901
Nippon Densetsu Kogyo Co. Ltd.	61,900	785,863
Nippon Light Metal Holdings Co. Ltd.	669,710	7,582,712
Nippon Paper Industries Co. Ltd.	511,500	3,248,881
Nippon Seisen Co. Ltd.	3,000	23,284
Nippon Shinyaku Co. Ltd.	4,600	111,190
Nippon Shokubai Co. Ltd.	1,411,100	16,310,030
Nippon Soda Co. Ltd.	29,700	1,035,541
Nippon Television Holdings, Inc.	35,300	578,459
Nippon Thompson Co. Ltd.	43,100	152,253
Nippon Yakin Kogyo Co. Ltd.	190,500	5,922,686
Nipro Corp.	1,811,700	16,139,256
Nishimatsu Construction Co. Ltd.	6,500	234,660

Avantis International Small Cap Value ETF
	Shares	Value
Nishimoto Co. Ltd.	41,400	$416,041
Nishi-Nippon Financial Holdings, Inc.	1,167,900	14,079,442
Nishi-Nippon Railroad Co. Ltd.	220,800	3,620,569
Nishio Holdings Co. Ltd.	263,200	7,628,801
Nissan Shatai Co. Ltd.	90,600	601,083
Nisshin Oillio Group Ltd.	291,800	10,370,023
Nissin Corp.	35,000	1,022,236
Nissui Corp.	1,872,500	11,903,267
Nittetsu Mining Co. Ltd.	171,800	5,269,162
Nittoc Construction Co. Ltd.	100	736
Nojima Corp.	793,600	9,199,068
NOK Corp.	891,000	14,669,538
Noritake Co. Ltd.	12,500	342,362
Noritsu Koki Co. Ltd.	164,000	4,848,531
Noritz Corp.	18,400	246,641
North Pacific Bank Ltd.	2,082,600	6,192,140
NPR-RIKEN Corp.	23,100	391,842
NS United Kaiun Kaisha Ltd.	199,500	6,678,716
NSK Ltd.	472,900	2,447,402
NTN Corp.(2)	4,833,600	9,151,655
Ogaki Kyoritsu Bank Ltd.	100,300	1,379,635
Okamoto Machine Tool Works Ltd.	1,900	50,188
Oki Electric Industry Co. Ltd.	428,000	3,009,300
Okinawa Cellular Telephone Co.	140,100	4,001,517
Okinawa Financial Group, Inc.	59,600	1,007,675
Okura Industrial Co. Ltd.	28,200	510,897
Okuwa Co. Ltd.	37,200	235,356
Onoken Co. Ltd.	78,400	838,503
Onward Holdings Co. Ltd.	1,500	5,568
Orient Corp.	870,240	5,699,615
Oriental Shiraishi Corp.	538,100	1,392,678
Osaka Steel Co. Ltd.	41,600	931,114
Pacific Industrial Co. Ltd.	795,200	7,850,235
Pack Corp.	8,900	232,181
Pasco Corp.	500	5,854
Penta-Ocean Construction Co. Ltd.	2,622,700	11,561,862
Pharma Foods International Co. Ltd.	15,700	101,973
PILLAR Corp.	98,900	2,963,710
Press Kogyo Co. Ltd.	1,667,000	6,962,617
Prima Meat Packers Ltd.	348,400	5,514,431
PS Construction Co. Ltd.	36,500	253,001
Raito Kogyo Co. Ltd.	1,300	19,437
Rasa Industries Ltd.	28,400	543,504
Renewable Japan Co. Ltd.(1)(2)	69,700	301,406
Rengo Co. Ltd.	3,021,500	20,850,901
RENOVA, Inc.(1)(2)	125,600	895,220
Resorttrust, Inc.	879,300	16,811,684
Restar Corp.	22,900	452,968
Retail Partners Co. Ltd.	4,000	39,531
Ricoh Leasing Co. Ltd.	241,000	8,475,365
Riken Technos Corp.	150,100	1,061,900
Round One Corp.	1,594,000	9,727,286
Ryobi Ltd.	353,500	4,925,877
RYODEN Corp.	10,800	192,312

Avantis International Small Cap Value ETF
	Shares	Value
Ryoyo Ryosan Holdings, Inc.	125,460	$2,390,301
S Foods, Inc.	3,200	59,049
Sakai Chemical Industry Co. Ltd.	53,500	971,490
Sakata INX Corp.	450,100	5,241,313
Sala Corp.	105,800	609,299
San ju San Financial Group, Inc.	104,800	1,310,651
San-A Co. Ltd.	8,200	142,231
San-Ai Obbli Co. Ltd.	527,400	7,326,199
Sangetsu Corp.	379,100	7,557,083
San-In Godo Bank Ltd.	903,400	8,159,813
Sanki Engineering Co. Ltd.	21,700	347,400
Sanko Gosei Ltd.	29,100	121,537
Sankyo Tateyama, Inc.	50,900	260,609
Sankyu, Inc.	46,200	1,516,433
Sanoh Industrial Co. Ltd.	155,100	900,427
Sanwa Holdings Corp.	405,900	9,310,438
Sanyo Chemical Industries Ltd.	20,100	555,341
Sanyo Denki Co. Ltd.	31,000	1,933,972
Sanyo Shokai Ltd.	45,500	767,419
Sanyo Special Steel Co. Ltd.	137,300	1,839,271
Sanyo Trading Co. Ltd.	17,700	184,991
Sato Holdings Corp.	54,500	770,919
SBS Holdings, Inc.	8,100	143,107
Scroll Corp.	280,600	1,912,581
SEC Carbon Ltd.	22,700	356,246
Seed Co. Ltd.	5,000	18,007
Segue Group Co. Ltd.	15,300	69,469
Seika Corp.	17,400	483,653
Seiko Group Corp.	201,800	5,550,934
Senko Group Holdings Co. Ltd.	1,308,600	10,703,911
Senshu Electric Co. Ltd.	40,700	1,465,043
Senshu Ikeda Holdings, Inc.	2,669,100	6,647,730
Shibaura Electronics Co. Ltd.	6,400	144,810
Shibaura Machine Co. Ltd.	5,900	150,711
Shibaura Mechatronics Corp.	91,200	5,454,911
Shibuya Corp.	47,900	1,200,613
Shikoku Bank Ltd.	15,200	105,976
Shikoku Kasei Holdings Corp.	75,300	1,053,785
Shin Nippon Air Technologies Co. Ltd.	34,200	842,348
Shinagawa Refractories Co. Ltd.	147,100	1,767,509
Shinmaywa Industries Ltd.	61,800	575,862
Shinnihon Corp.	12,800	145,520
Shinwa Co. Ltd.	7,900	138,565
Ship Healthcare Holdings, Inc.	19,400	291,934
Showa Sangyo Co. Ltd.	79,500	1,652,910
Siix Corp.	396,800	3,097,241
Sinfonia Technology Co. Ltd.	31,800	963,181
Sintokogio Ltd.	31,600	228,366
SK-Electronics Co. Ltd.(2)	65,700	1,197,673
SKY Perfect JSAT Holdings, Inc.	855,200	5,066,298
Soken Chemical & Engineering Co. Ltd.	4,600	100,634
Star Micronics Co. Ltd.	800	10,788
Startia Holdings, Inc.	14,400	211,575
Starts Corp., Inc.	325,700	7,523,774

Avantis International Small Cap Value ETF
	Shares	Value
St-Care Holding Corp.	12,200	$65,313
Stella Chemifa Corp.	3,700	102,616
Studio Alice Co. Ltd.	12,500	172,683
Sumida Corp.	623,500	4,063,766
Sumiseki Holdings, Inc.(2)	431,400	2,876,321
Sumitomo Densetsu Co. Ltd.	44,200	1,087,648
Sumitomo Mitsui Construction Co. Ltd.	598,900	1,570,662
Sumitomo Osaka Cement Co. Ltd.	358,800	9,544,482
Sumitomo Riko Co. Ltd.	620,100	6,659,917
Sumitomo Seika Chemicals Co. Ltd.	36,700	1,327,124
Sumitomo Warehouse Co. Ltd.	180,100	3,249,559
Sun-Wa Technos Corp.	2,200	31,536
Suruga Bank Ltd.(2)	240,300	1,950,242
Suzuken Co. Ltd.	270,900	9,600,546
SWCC Corp.	204,900	7,621,182
T RAD Co. Ltd.	4,600	120,479
Tachibana Eletech Co. Ltd.	5,500	103,037
Tachi-S Co. Ltd.	555,500	7,519,048
Taihei Dengyo Kaisha Ltd.	5,600	212,759
Taiheiyo Cement Corp.	483,700	11,036,370
Taiho Kogyo Co. Ltd.	22,800	101,630
Taikisha Ltd.	247,000	8,364,460
Taisei Oncho Co. Ltd.	5,200	157,568
Takamiya Co. Ltd.	1,600	5,069
Takaoka Toko Co. Ltd.	12,900	165,537
Takara Holdings, Inc.	561,100	4,396,391
Takara Standard Co. Ltd.	66,900	732,282
Takasago International Corp.	13,200	432,654
Takashimaya Co. Ltd.	2,218,800	17,078,162
Take & Give Needs Co. Ltd.	14,700	84,664
Tamron Co. Ltd.	101,400	3,267,928
Tamura Corp.(2)	85,800	379,392
Tanseisha Co. Ltd.	12,900	82,723
Teijin Ltd.	1,268,000	11,879,033
Tekken Corp.	14,800	245,624
Tera Probe, Inc.	29,800	869,966
T-Gaia Corp.(2)	26,500	667,379
Toa Corp.	733,600	4,728,086
Toagosei Co. Ltd.	107,200	1,166,484
Toenec Corp.	1,100	36,829
Toho Co. Ltd.	53,200	1,082,398
Toho Holdings Co. Ltd.	439,900	14,516,606
Tokai Carbon Co. Ltd.	1,322,800	8,106,617
TOKAI Holdings Corp.	970,200	6,588,757
Tokai Rika Co. Ltd.	686,400	9,386,548
Tokuyama Corp.	699,400	13,517,233
Tokyo Kiraboshi Financial Group, Inc.	344,400	10,873,195
Tokyo Steel Manufacturing Co. Ltd.	847,200	11,622,842
Tokyo Tekko Co. Ltd.	84,000	3,124,153
Tokyotokeiba Co. Ltd.	50,000	1,417,599
Toli Corp.	8,400	21,933
Tomen Devices Corp.	1,100	46,572
Tomoku Co. Ltd.	17,000	295,094
TOMONY Holdings, Inc.	1,732,400	4,771,612

Avantis International Small Cap Value ETF
	Shares	Value
Topre Corp.	537,300	$7,124,783
Topy Industries Ltd.	161,600	2,301,551
Torishima Pump Manufacturing Co. Ltd.	96,000	1,856,393
Toshiba TEC Corp.	18,300	439,766
Totech Corp.	93,800	1,605,004
Towa Bank Ltd.	11,900	51,440
Toyo Construction Co. Ltd.	358,000	3,519,840
Toyo Engineering Corp.	90,500	455,564
Toyo Kanetsu KK	1,500	42,394
Toyo Seikan Group Holdings Ltd.	900	14,340
Toyo Tire Corp.	1,194,400	17,670,823
Toyobo Co. Ltd.	396,800	2,721,403
Toyoda Gosei Co. Ltd.	644,400	11,645,184
Toyota Boshoku Corp.	284,600	3,801,020
TPR Co. Ltd.	312,400	5,024,247
Traders Holdings Co. Ltd.	6,500	39,111
Transcosmos, Inc.	78,900	1,926,444
TRE Holdings Corp.	500,440	5,860,509
Trusco Nakayama Corp.	384,700	6,283,453
TS Tech Co. Ltd.	315,400	4,032,982
Tsubakimoto Chain Co.	301,100	12,601,092
Tsuburaya Fields Holdings, Inc.(2)	18,600	276,936
Tsugami Corp.	129,500	1,370,096
Tsukishima Holdings Co. Ltd.	11,100	105,423
Tsukuba Bank Ltd.	141,100	258,574
Tsuzuki Denki Co. Ltd.	11,200	181,333
TV Asahi Holdings Corp.	31,700	434,477
UACJ Corp.	463,000	15,974,434
Uchida Yoko Co. Ltd.	21,700	1,114,584
Unipres Corp.	713,900	5,965,371
United Arrows Ltd.	98,500	1,475,237
UNITED, Inc.	20,900	120,260
Unitika Ltd.(1)	340,400	795,956
Valor Holdings Co. Ltd.	562,600	8,719,829
Vital KSK Holdings, Inc.	52,700	452,566
VT Holdings Co. Ltd.	218,900	752,633
Wacom Co. Ltd.	191,700	921,872
Wakita & Co. Ltd.	228,000	2,544,279
Warabeya Nichiyo Holdings Co. Ltd.	8,200	133,625
Xebio Holdings Co. Ltd.	42,500	373,459
Yahagi Construction Co. Ltd.	55,300	634,069
YAMABIKO Corp.	311,600	4,986,481
Yamae Group Holdings Co. Ltd.	171,700	2,347,493
Yamagata Bank Ltd.	4,900	36,788
Yamaichi Electronics Co. Ltd.	230,500	4,418,682
Yamax Corp.	10,100	91,981
YE DIGITAL Corp.	9,000	48,757
Yellow Hat Ltd.	250,500	4,385,247
Yodogawa Steel Works Ltd.	17,200	681,886
Yokogawa Bridge Holdings Corp.	22,600	415,162
Yokorei Co. Ltd.	71,600	503,349
Yokowo Co. Ltd.	700	7,990
Yondenko Corp.	5,600	147,958
Yorozu Corp.	4,500	35,177

Avantis International Small Cap Value ETF
	Shares	Value
Yuasa Trading Co. Ltd.	244,600	$8,675,016
Yurtec Corp.	100,800	1,001,120
Yushiro Chemical Industry Co. Ltd.	10,200	121,212
		2,029,128,139
Netherlands — 1.5%
AMG Critical Materials NV	136,722	2,259,389
ASR Nederland NV	340,344	16,679,580
Avantium NV(1)(2)	54,192	112,736
Basic-Fit NV(1)(2)	229,567	5,721,690
Constellium SE(1)	31,931	535,483
Corbion NV	33,560	849,990
Flow Traders Ltd.(2)	279	5,393
ForFarmers NV(2)	47,215	159,915
Fugro NV	769,888	19,246,483
Kendrion NV(2)	1,669	24,056
Koninklijke Heijmans NV, CVA	438,866	12,531,243
Koninklijke Vopak NV	428,742	19,708,982
OCI NV	554,710	17,603,937
SBM Offshore NV	150,954	2,854,362
SIF Holding NV(1)	327	4,177
Sligro Food Group NV	2,852	41,074
TKH Group NV, CVA	13,895	569,948
		98,908,438
New Zealand — 0.4%
Air New Zealand Ltd.	35,803,574	12,198,341
Fletcher Building Ltd.(2)	1,788,849	3,441,647
KMD Brands Ltd.	449,261	160,078
Oceania Healthcare Ltd.(1)	3,435,360	1,741,686
SKYCITY Entertainment Group Ltd.(2)	6,308,131	5,875,861
Warehouse Group Ltd.	9,206	6,580
		23,424,193
Norway — 2.2%
ABG Sundal Collier Holding ASA	110,636	68,045
Aker Solutions ASA	42,875	179,801
Avance Gas Holding Ltd.	21,444	252,917
Belships ASA	571,224	1,065,593
Bluenord ASA(1)	107,211	4,842,951
Bonheur ASA	4,519	117,944
BW LPG Ltd.	1,236,727	19,359,429
BW Offshore Ltd.	1,817,090	4,945,980
Cool Co. Ltd.	21,470	261,960
DNO ASA	8,900,719	9,996,782
Grieg Seafood ASA	29,735	141,468
Hafnia Ltd.	602,364	4,873,476
Hoegh Autoliners ASA	1,343,924	14,981,085
Kid ASA	67,659	975,024
Klaveness Combination Carriers ASA	8,185	71,818
Morrow Bank ASA(1)	50,471	30,524
MPC Container Ships ASA	5,963,021	12,473,499
Norske Skog ASA	1,054,606	3,807,096
Norwegian Air Shuttle ASA	10,905,623	11,343,230
Odfjell Drilling Ltd.	1,451,719	7,290,231
Odfjell SE, Class A	5,159	72,689
Odfjell Technology Ltd.	45	234

Avantis International Small Cap Value ETF
	Shares	Value
OKEA ASA	112,565	$233,513
Panoro Energy ASA	238,040	658,969
Petronor E&P ASA(1)	861	740
Rana Gruber ASA	27,134	176,524
Scatec ASA(1)	278,360	2,118,538
Sea1 offshore, Inc.	119,762	329,491
SpareBank 1 Nord Norge	1,304,853	13,350,201
SpareBank 1 SMN	368,972	5,463,406
Sparebanken Vest	58,146	724,744
Stolt-Nielsen Ltd.	213,322	8,489,895
TGS ASA	1,348,616	15,456,785
Wallenius Wilhelmsen ASA	435,653	4,496,877
		148,651,459
Portugal — 0.3%
CTT-Correios de Portugal SA	2,186,511	10,823,741
Mota-Engil SGPS SA	2,179,818	7,438,233
NOS SGPS SA	61,514	244,965
Semapa-Sociedade de Investimento e Gestao	25,763	410,774
Sonae SGPS SA	188,836	197,986
		19,115,699
Singapore — 1.0%
Banyan Tree Holdings Ltd.	67,500	17,073
Best World International Ltd.(1)	833,000	1,628,390
Boustead Singapore Ltd.	16,500	12,782
BRC Asia Ltd.	7,900	13,744
Bumitama Agri Ltd.	1,717,200	953,601
China Sunsine Chemical Holdings Ltd.	1,435,600	434,482
CSE Global Ltd.	2,057,020	758,225
Dyna-Mac Holdings Ltd.	1,147,400	463,659
First Resources Ltd.	11,538,900	13,095,597
Food Empire Holdings Ltd.	652,600	482,377
Geo Energy Resources Ltd.	21,137,500	4,217,911
Golden Agri-Resources Ltd.	44,993,800	9,133,298
Hong Fok Corp. Ltd.	100	60
Hong Leong Asia Ltd.	177,600	109,518
Hour Glass Ltd.	119,500	140,001
Hutchison Port Holdings Trust, U Shares	47,092,800	6,076,572
Indofood Agri Resources Ltd.	191,900	46,324
InnoTek Ltd.	89,000	34,070
ISDN Holdings Ltd.(2)	1,592,005	329,603
Japfa Ltd.(1)	1,262,400	339,261
Marco Polo Marine Ltd.	12,322,400	463,576
QAF Ltd.	44,600	28,190
Raffles Medical Group Ltd.	1,496,400	1,038,969
Rex International Holding Ltd.(1)(2)	20,446,000	1,572,224
RH PetroGas Ltd.(1)	2,150,900	254,426
Riverstone Holdings Ltd.	1,405,400	964,583
Samudera Shipping Line Ltd.(2)	11,250,100	6,854,625
Singapore Post Ltd.	95,600	31,524
Tuan Sing Holdings Ltd.	1,745,667	308,168
Yangzijiang Financial Holding Ltd.	53,599,000	14,375,310
Yanlord Land Group Ltd.(1)	3,497,800	1,113,796
		65,291,939

Avantis International Small Cap Value ETF
	Shares	Value
Spain — 1.6%
Acerinox SA	2,261,460	$23,769,656
Amper SA(1)(2)	324,919	35,543
Atresmedia Corp. de Medios de Comunicacion SA	467,279	2,365,676
Audax Renovables SA(1)	71,849	151,064
Bankinter SA	4,280,309	37,799,592
Construcciones y Auxiliar de Ferrocarriles SA	29,140	1,114,350
Deoleo SA(1)(2)	347,596	86,222
Ence Energia y Celulosa SA(2)	439,974	1,512,886
Ercros SA	144,817	603,295
Gestamp Automocion SA	2,215,467	6,472,805
Grupo Catalana Occidente SA	65,576	2,896,086
Laboratorios Farmaceuticos Rovi SA	25,320	2,231,424
Melia Hotels International SA	431,358	3,110,662
Miquel y Costas & Miquel SA	215	2,979
Neinor Homes SA(1)	24,929	366,408
Obrascon Huarte Lain SA(1)(2)	948,877	336,616
Prosegur Cia de Seguridad SA(2)	30,794	60,324
Sacyr SA	3,899,673	14,004,113
Tecnicas Reunidas SA(1)	154,660	1,947,957
Tubacex SA	132,309	428,384
Tubos Reunidos SA(1)(2)	48,246	33,290
Unicaja Banco SA	4,855,548	6,553,248
Vidrala SA	7,259	792,824
Viscofan SA(2)	10,005	675,600
		107,351,004
Sweden — 5.3%
AcadeMedia AB	624,524	4,007,060
Alleima AB	2,638,786	19,780,877
Alligo AB, Class B	33,126	450,106
AQ Group AB	83,080	1,046,350
Arise AB	30,507	137,302
Arjo AB, B Shares	411,092	1,678,912
Avanza Bank Holding AB	97,198	2,298,349
Bahnhof AB, B Shares	2,452	12,825
Beijer Alma AB	75,624	1,525,638
BHG Group AB(1)(2)	37,158	57,230
BICO Group AB(1)(2)	14,248	61,654
Bilia AB, A Shares	957,670	12,445,954
Billerud Aktiebolag	2,408,199	25,300,730
Bonava AB, B Shares(1)(2)	1,385,931	1,133,697
Boozt AB(1)	385	4,122
Bufab AB	186,719	7,924,420
Bulten AB	10,320	76,110
Bure Equity AB	467,452	19,015,918
Byggmax Group AB	192,750	772,488
Cibus Nordic Real Estate AB publ	523,639	8,459,598
Cint Group AB(1)	2,105,801	2,268,916
Clas Ohlson AB, B Shares	929,779	15,828,078
Cloetta AB, B Shares	11,229	25,278
Corem Property Group AB, B Shares	8,716,212	8,393,453
CTT Systems AB	5,643	155,748
Dios Fastigheter AB	715,037	6,071,957
Dynavox Group AB(1)	181,471	969,043

Avantis International Small Cap Value ETF
	Shares	Value
Electrolux AB, B Shares(1)(2)	791,639	$7,620,016
Elekta AB, B Shares	149,256	1,019,272
Enad Global 7 AB	202,822	274,511
G5 Entertainment AB	35,098	330,100
Granges AB	1,360,618	16,861,665
Hexatronic Group AB(1)	1,069,789	6,332,444
Hoist Finance AB(1)	167,071	1,271,216
Hufvudstaden AB, A Shares	39,851	532,399
JM AB	93,370	1,823,028
Kopparbergs Bryggeri AB, B Shares	12,361	147,143
Loomis AB	1,028,863	35,017,290
MEKO AB	67,120	865,135
Mycronic AB	49,827	1,831,817
NCC AB, B Shares	1,391,789	21,581,431
Neobo Fastigheter AB(1)(2)	38,607	90,509
Net Insight AB, B Shares(1)	394,670	261,236
New Wave Group AB, B Shares	253,680	2,802,918
Nobia AB(1)	2,476,505	1,464,894
Nordic Paper Holding AB	489,876	2,552,902
Norion Bank AB(1)	222,047	895,948
Note AB(1)(2)	51,366	674,802
NP3 Fastigheter AB	62,207	1,627,321
Nyfosa AB	2,144,453	23,737,439
Pandox AB	865,680	16,606,049
Paradox Interactive AB	393,255	5,546,586
Peab AB, Class B	2,649,233	20,248,967
Platzer Fastigheter Holding AB, B Shares	140,685	1,403,044
RaySearch Laboratories AB	123,563	1,897,387
Resurs Holding AB	2,484,604	5,468,109
Rottneros AB	19,509	19,829
Rvrc Holding AB(2)	16,050	74,370
Samhallsbyggnadsbolaget i Norden AB	711,700	481,247
Samhallsbyggnadsbolaget i Norden AB, D Shares	134,346	131,629
Scandi Standard AB	548,042	4,591,437
SkiStar AB(2)	665,606	10,572,979
Tethys Oil AB	203,551	620,712
Troax Group AB	116,519	2,516,631
Truecaller AB, B Shares	1,654,574	5,750,761
Viaplay Group AB, B Shares(1)(2)	861,351	70,379
Wihlborgs Fastigheter AB	733,455	7,695,717
		353,213,082
Switzerland — 4.1%
ALSO Holding AG	46,469	13,953,645
Arbonia AG(1)	96,832	1,494,966
Ascom Holding AG	15,010	99,014
Autoneum Holding AG	88,076	12,808,147
Bell Food Group AG	13,081	4,005,443
Bellevue Group AG(2)	175	3,391
Bossard Holding AG, Class A	24,275	6,227,141
Bucher Industries AG	30,467	12,827,912
Burckhardt Compression Holding AG	3,974	2,822,938
Cembra Money Bank AG	172,035	15,899,514
Clariant AG(1)	388,242	6,106,807
Coltene Holding AG(1)	5,166	303,875

Avantis International Small Cap Value ETF
	Shares	Value
Daetwyler Holding AG, Bearer Shares	2,074	$444,454
DKSH Holding AG	81,852	6,553,229
EFG International AG(1)	1,384,117	19,645,407
Forbo Holding AG	2,616	2,710,716
Gurit Holding AG, Bearer Shares	7,816	310,782
Huber & Suhner AG	12,816	1,301,935
Implenia AG	4,886	181,060
Interroll Holding AG	497	1,478,373
Komax Holding AG	3,929	612,344
Leonteq AG(2)	211,004	6,821,875
Metall Zug AG, B Shares	13	18,646
Mobimo Holding AG	6,493	2,057,636
Montana Aerospace AG(1)	9,750	221,626
OC Oerlikon Corp. AG	380,372	2,155,142
Orior AG(2)	55,435	3,467,310
PolyPeptide Group AG(1)	982	39,249
Rieter Holding AG	2,296	273,933
Schweiter Technologies AG	265	128,062
Siegfried Holding AG(1)	17,695	23,348,560
Stadler Rail AG(2)	593,339	19,587,018
Swiss Steel Holding AG(1)(2)	10,132	57,533
Swissquote Group Holding SA	198,337	71,165,667
u-blox Holding AG(1)	83,292	7,848,027
Valiant Holding AG	151,453	17,591,064
Vetropack Holding AG(2)	3,400	127,603
Vontobel Holding AG	4,118	270,767
V-ZUG Holding AG(1)(2)	347	21,943
Zehnder Group AG	104,122	6,627,630
		271,620,384
United Kingdom — 14.5%
AG Barr PLC	2,106	18,478
Alpha Group International PLC	25,979	882,538
Anglo Asian Mining PLC(1)	446,161	468,476
Ascential PLC	666,522	5,002,152
ASOS PLC(1)(2)	24,055	114,294
Aston Martin Lagonda Global Holdings PLC(1)(2)	641,708	1,256,415
Atalaya Mining PLC	452,868	2,298,127
Bank of Georgia Group PLC	392,826	23,501,487
Barratt Developments PLC	2,070,420	13,853,956
Bellway PLC	413,931	16,553,061
Berkeley Group Holdings PLC	109,380	7,191,203
boohoo Group PLC(1)(2)	6,606,748	2,425,815
Britvic PLC	5,699	95,416
Burberry Group PLC	181,114	1,591,175
Burford Capital Ltd.	19,592	261,876
Centamin PLC	12,433,112	20,298,926
Central Asia Metals PLC	1,460,142	3,628,177
Clarkson PLC	15,153	759,070
Close Brothers Group PLC	1,343,543	9,621,344
CMC Markets PLC	1,009,591	4,170,236
Coats Group PLC	12,320,975	15,981,923
Computacenter PLC	620,333	22,233,952
DFS Furniture PLC	125,042	205,785
Direct Line Insurance Group PLC	1,560,587	3,908,007

Avantis International Small Cap Value ETF
	Shares	Value
Diversified Energy Co. PLC(2)	89,317	$1,068,077
Dowlais Group PLC	502,744	431,522
Drax Group PLC	4,291,525	35,984,027
Dunelm Group PLC	410,005	6,728,971
easyJet PLC	3,313,072	20,755,709
Ecora Resources PLC	265,447	211,034
Endeavour Mining PLC	2,046	43,132
Energean PLC	234,227	3,004,453
EnQuest PLC(1)	17,706,466	2,903,806
Ferrexpo PLC(1)	1,926,535	1,166,629
Firstgroup PLC	9,428,979	19,581,798
Forterra PLC	842,670	1,955,699
Foxtons Group PLC	252,782	210,396
Frasers Group PLC(1)	734,324	8,363,717
Frontier Developments PLC(1)	2,297	8,104
Funding Circle Holdings PLC(1)(2)	33,710	46,969
Genel Energy PLC(1)	220,053	234,050
Georgia Capital PLC(1)	21,270	285,943
Grafton Group PLC	1,058,972	15,030,700
Greggs PLC	874,333	36,657,369
Gulf Keystone Petroleum Ltd.	2,189,612	3,622,994
Gym Group PLC(1)	174,674	321,426
Halfords Group PLC	925,248	1,783,504
Hargreaves Lansdown PLC	251,697	3,686,519
Hays PLC	6,819,545	8,322,039
Helios Towers PLC(1)	1,386	2,069
Hikma Pharmaceuticals PLC	962,083	25,147,242
Hill & Smith PLC	85,251	2,416,198
Hilton Food Group PLC	285,715	3,708,912
Hiscox Ltd.	33,607	520,737
Hochschild Mining PLC(1)	3,832,340	8,675,439
Hollywood Bowl Group PLC	10,174	44,735
Howden Joinery Group PLC	3,697,799	46,533,848
Hunting PLC	22,284	131,884
Ibstock PLC	3,262,478	7,870,174
IG Group Holdings PLC	1,206,291	15,406,067
Inchcape PLC	600,036	6,737,696
Indivior PLC(1)	259,251	3,198,106
IntegraFin Holdings PLC	2,769	14,174
Intermediate Capital Group PLC	821,262	23,045,769
International Distribution Services PLC	578	2,572
International Personal Finance PLC	84,001	174,547
Investec PLC	2,374,678	18,203,914
IP Group PLC(1)	608,940	334,818
IQE PLC(1)(2)	463,599	169,641
J D Wetherspoon PLC(1)	652,251	6,534,362
J Sainsbury PLC	3,201	12,342
JET2 PLC	1,874,300	36,531,355
Johnson Matthey PLC	1,166,393	25,097,753
Johnson Service Group PLC	1,666,898	3,506,525
Jubilee Metals Group PLC(1)(2)	1,499,242	108,084
Just Group PLC	578,571	1,085,884
Keller Group PLC	558,228	12,223,104
Keywords Studios PLC	853	27,242

Avantis International Small Cap Value ETF
	Shares	Value
Lancashire Holdings Ltd.	155,809	$1,378,488
Liontrust Asset Management PLC	338,024	2,775,471
Luceco PLC	6,355	12,844
Man Group PLC	10,791,100	31,784,512
Marks & Spencer Group PLC	18,115,686	81,753,706
Marston's PLC(1)	1,011,840	532,623
McBride PLC(1)	3,253	5,586
Mears Group PLC	480,505	2,397,773
Mitchells & Butlers PLC(1)	1,373,277	5,393,617
Mitie Group PLC	4,703,878	7,691,983
Molten Ventures PLC(1)	842	4,550
Morgan Sindall Group PLC	115,577	4,539,994
MP Evans Group PLC	8,661	98,140
N Brown Group PLC(1)(2)	503,839	161,890
Nexxen International Ltd.(1)	5,711	22,184
Ninety One PLC	2,432,190	5,270,876
OSB Group PLC	3,444,913	16,855,671
Pagegroup PLC	3,056,783	15,674,354
Pan African Resources PLC	14,622,862	5,969,509
Paragon Banking Group PLC	2,069,391	20,832,253
PayPoint PLC	2,372	21,439
Petra Diamonds Ltd.(1)(2)	72,629	26,166
Pinewood Technologies Group PLC	311,746	1,441,206
Plus500 Ltd.	924,588	31,442,797
Prax Exploration & Production PLC(1)	1,669,848	38,816
PZ Cussons PLC	473,453	637,206
QinetiQ Group PLC	930,033	5,903,483
Quilter PLC	6,975,744	12,729,342
Rathbones Group PLC	72,922	1,812,402
Reach PLC	2,339,720	3,069,726
RHI Magnesita NV	35,926	1,566,833
S4 Capital PLC(1)(2)	522,456	382,032
Savills PLC	158,426	2,447,037
Senior PLC	733,580	1,590,625
Serica Energy PLC	2,625,373	4,380,420
SIG PLC(1)	348,736	110,240
Speedy Hire PLC	3,433,567	1,718,828
Spire Healthcare Group PLC	1,111,986	3,713,714
St. James's Place PLC	731,781	7,007,998
SThree PLC	974,679	5,277,683
Synthomer PLC(1)	168,176	540,518
TBC Bank Group PLC	346,563	14,352,783
TI Fluid Systems PLC	1,779,430	3,101,169
TP ICAP Group PLC	1,618,155	5,159,815
Travis Perkins PLC	675,249	8,085,026
Vanquis Banking Group PLC	1,898,680	1,420,906
Vertu Motors PLC	1,422,115	1,333,440
Vesuvius PLC	1,143,121	6,120,399
Virgin Money U.K. PLC	10,000,755	28,401,127
Watches of Switzerland Group PLC(1)	112,691	587,748
Wickes Group PLC	1,606,321	3,570,530
Yellow Cake PLC(1)	708,582	4,907,290
Yu Group PLC(2)	19,131	366,871
Zigup PLC	2,593,206	13,701,464
		956,318,772

Avantis International Small Cap Value ETF
	Shares	Value
United States — 0.6%
Chord Energy Corp.	158,233	$23,486,524
Golar LNG Ltd.	508,908	16,941,547
Luxfer Holdings PLC	493	5,532
		40,433,603
TOTAL COMMON STOCKS (Cost $5,689,905,208)		6,582,193,251
RIGHTS — 0.0%
United States — 0.0%
Resolute Forest Products, Inc.(1) (Cost $233,672)	212,429	280,793
WARRANTS — 0.0%
Australia — 0.0%
Magellan Financial Group Ltd.(1)(2)	7,122	482
Italy — 0.0%
Fincantieri SpA(1)(2)	637,623	128,279
Webuild SpA(1)(2)	35,053	96,737
		225,016
TOTAL WARRANTS (Cost $—)		225,498
SHORT-TERM INVESTMENTS — 0.4%
Money Market Funds — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,977,834	1,977,834
State Street Navigator Securities Lending Government Money Market Portfolio(3)	26,302,528	26,302,528
TOTAL SHORT-TERM INVESTMENTS (Cost $28,280,362)		28,280,362
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $5,718,419,242)		6,610,979,904
OTHER ASSETS AND LIABILITIES — 0.0%		(3,059,180)
TOTAL NET ASSETS — 100.0%		$6,607,920,724

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	22.9%
Financials	17.3%
Materials	17.3%
Consumer Discretionary	13.6%
Energy	11.4%
Consumer Staples	5.3%
Information Technology	3.9%
Real Estate	2.4%
Health Care	2.1%
Communication Services	2.0%
Utilities	1.4%
Short-Term Investments	0.4%
Other Assets and Liabilities	0.0%

NOTES TO SCHEDULE OF INVESTMENTS
CVA	–	Certificaten Van Aandelen
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $118,117,512. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $124,032,671, which includes securities collateral of $97,730,143.

See Notes to Financial Statements.

Statements of Assets and Liabilities

AUGUST 31, 2024
	Avantis Emerging Markets Equity ETF	Avantis Emerging Markets ex-China Equity ETF
Assets
Investment securities, at value (cost of $5,523,397,910 and $24,930,908, respectively) — including $320,231,629 and $—, respectively, of securities on loan	$6,340,450,825	$25,755,975
Investment made with cash collateral received for securities on loan, at value (cost of $21,741,760 and $—, respectively)	21,741,760	—
Total investment securities, at value (cost of $5,545,139,670 and $24,930,908, respectively)	6,362,192,585	25,755,975
Cash	2,171,859	470
Foreign currency holdings, at value (cost of $8,115,534 and $11,210, respectively)	8,113,575	11,168
Receivable for investments sold	1,170	—
Dividends and interest receivable	13,495,789	45,860
Securities lending receivable	2,183,891	—
Other assets	33	—
	6,388,158,902	25,813,473

Liabilities
Payable for collateral received for securities on loan	21,741,760	—
Payable for investments purchased	4,760,986	—
Accrued management fees	1,685,125	7,260
Accrued foreign taxes	76,939,946	79,395
	105,127,817	86,655

Net Assets	$6,283,031,085	$25,726,818

Shares outstanding (unlimited number of shares authorized)	102,200,000	480,000

Net Asset Value Per Share	$61.48	$53.60

Net Assets Consist of:
Capital paid in	$5,584,049,530	$24,909,607
Distributable earnings (loss)	698,981,555	817,211
	$6,283,031,085	$25,726,818

See Notes to Financial Statements.

AUGUST 31, 2024
	Avantis Emerging Markets Small Cap Equity ETF	Avantis Emerging Markets Value ETF
Assets
Investment securities, at value (cost of $21,625,975 and $449,699,782, respectively) — including $— and $13,759,514, respectively, of securities on loan	$22,483,835	$505,948,463
Investment made with cash collateral received for securities on loan, at value (cost of $— and $2,878,601, respectively)	—	2,878,601
Total investment securities, at value (cost of $21,625,975 and $452,578,383, respectively)	22,483,835	508,827,064
Cash	10,626	176,529
Foreign currency holdings, at value (cost of $7,759 and $435,672, respectively)	7,750	436,146
Dividends and interest receivable	34,540	1,321,040
Securities lending receivable	—	116,249
	22,536,751	510,877,028

Liabilities
Payable for collateral received for securities on loan	—	2,878,601
Payable for investments purchased	—	341,137
Accrued management fees	8,286	148,152
Accrued foreign taxes	154,329	6,878,362
	162,615	10,246,252

Net Assets	$22,374,136	$500,630,776

Shares outstanding (unlimited number of shares authorized)	400,000	10,120,000

Net Asset Value Per Share	$55.94	$49.47

Net Assets Consist of:
Capital paid in	$21,493,896	$474,137,103
Distributable earnings (loss)	880,240	26,493,673
	$22,374,136	$500,630,776

See Notes to Financial Statements.

AUGUST 31, 2024
	Avantis International Equity ETF	Avantis International Large Cap Value ETF
Assets
Investment securities, at value (cost of $4,410,026,306 and $379,578,274, respectively) — including $67,344,750 and $6,257,370, respectively, of securities on loan	$5,210,134,847	$420,189,556
Investment made with cash collateral received for securities on loan, at value (cost of $14,964,310 and $2,186,786, respectively)	14,964,310	2,186,786
Total investment securities, at value (cost of $4,424,990,616 and $381,765,060, respectively)	5,225,099,157	422,376,342
Foreign currency holdings, at value (cost of $68,446 and $1,004,378, respectively)	68,200	1,002,983
Receivable for investments sold	33,493	—
Receivable for capital shares sold	19,849,230	4,979,844
Dividends and interest receivable	17,554,059	1,497,506
Securities lending receivable	27,421	8,225
	5,262,631,560	429,864,900

Liabilities
Payable for collateral received for securities on loan	14,964,310	2,186,786
Payable for investments purchased	19,680,292	5,963,516
Accrued management fees	965,225	84,112
	35,609,827	8,234,414

Net Assets	$5,227,021,733	$421,630,486

Shares outstanding (unlimited number of shares authorized)	79,000,000	7,620,000

Net Asset Value Per Share	$66.16	$55.33

Net Assets Consist of:
Capital paid in	$4,477,536,286	$396,303,593
Distributable earnings (loss)	749,485,447	25,326,893
	$5,227,021,733	$421,630,486

See Notes to Financial Statements.

AUGUST 31, 2024
	Avantis International Small Cap Equity ETF	Avantis International Small Cap Value ETF
Assets
Investment securities, at value (cost of $34,934,740 and $5,692,116,714, respectively) — including $608,936 and $118,117,512, respectively, of securities on loan	$37,398,815	$6,584,677,376
Investment made with cash collateral received for securities on loan, at value (cost of $83,262 and $26,302,528, respectively)	83,262	26,302,528
Total investment securities, at value (cost of $35,018,002 and $5,718,419,242, respectively)	37,482,077	6,610,979,904
Cash	—	4,021,431
Foreign currency holdings, at value (cost of $2,342 and $5,930,690, respectively)	2,333	5,913,496
Receivable for investments sold	9,407	—
Receivable for capital shares sold	—	24,810,875
Dividends and interest receivable	71,585	20,550,521
Securities lending receivable	285	306,295
	37,565,687	6,666,582,522

Liabilities
Payable for collateral received for securities on loan	83,262	26,302,528
Payable for investments purchased	—	30,444,697
Accrued management fees	8,811	1,914,573
	92,073	58,661,798

Net Assets	$37,473,614	$6,607,920,724

Shares outstanding (unlimited number of shares authorized)	680,000	95,490,000

Net Asset Value Per Share	$55.11	$69.20

Net Assets Consist of:
Capital paid in	$35,004,455	$5,980,539,425
Distributable earnings (loss)	2,469,159	627,381,299
	$37,473,614	$6,607,920,724

See Notes to Financial Statements.

Statements of Operations

YEAR ENDED AUGUST 31, 2024 (EXCEPT AS NOTED)
	Avantis Emerging Markets Equity ETF	Avantis Emerging Markets ex-China Equity ETF(1)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $20,527,557 and $33,650, respectively)	$150,046,718	$178,968
Securities lending, net	5,774,592	—
Interest (net of foreign taxes withheld of $33 and $—, respectively)	236,073	1,782
	156,057,383	180,750

Expenses:
Management fees	16,239,694	18,299
Trustees' fees and expenses	—	134
Other expenses	1,566	—
	16,241,260	18,433

Net investment income (loss)	139,816,123	162,317

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $836,522 and $13, respectively)	(27,470,082)	(6,216)
Foreign currency translation transactions	(1,657,805)	(51,531)
	(29,127,887)	(57,747)

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $(60,605,300) and $(79,395), respectively)	701,130,311	745,672
Translation of assets and liabilities in foreign currencies	116,488	(7)
	701,246,799	745,665

Net realized and unrealized gain (loss)	672,118,912	687,918

Net Increase (Decrease) in Net Assets Resulting from Operations	$811,935,035	$850,235
(1)March 19, 2024 (fund inception) through August 31, 2024.

See Notes to Financial Statements.

YEAR ENDED AUGUST 31, 2024 (EXCEPT AS NOTED)
	Avantis Emerging Markets Small Cap Equity ETF(1)	Avantis Emerging Markets Value ETF
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $41,595 and $2,147,773, respectively)	$399,287	$14,602,870
Securities lending, net	—	321,775
Interest	2,168	49,607
	401,455	14,974,252

Expenses:
Management fees	42,500	1,404,647
Trustees' fees and expenses	250	—
Other expenses	—	77
	42,750	1,404,724

Net investment income (loss)	358,705	13,569,528

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $73 and $63,519, respectively)	(12,763)	(388,772)
Foreign currency translation transactions	(15,871)	(353,373)
	(28,634)	(742,145)

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $(154,329) and $(5,523,973), respectively)	703,531	48,635,239
Translation of assets and liabilities in foreign currencies	(182)	12,307
	703,349	48,647,546

Net realized and unrealized gain (loss)	674,715	47,905,401

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,033,420	$61,474,929
(1)November 7, 2023 (fund inception) through August 31, 2024.

See Notes to Financial Statements.

YEAR ENDED AUGUST 31, 2024
	Avantis International Equity ETF	Avantis International Large Cap Value ETF
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $14,228,989 and $1,347,015, respectively)	$129,292,862	$12,035,617
Securities lending, net	1,311,450	123,640
Interest	217,529	34,029
	130,821,841	12,193,286

Expenses:
Management fees	9,258,644	816,387
Other expenses	49,526	—
	9,308,170	816,387

Net investment income (loss)	121,513,671	11,376,899

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(2,219,270)	21,411,956
Foreign currency translation transactions	(336,256)	7,163
	(2,555,526)	21,419,119

Change in net unrealized appreciation (depreciation) on:
Investments	627,773,131	24,316,345
Translation of assets and liabilities in foreign currencies	353,427	31,375
	628,126,558	24,347,720

Net realized and unrealized gain (loss)	625,571,032	45,766,839

Net Increase (Decrease) in Net Assets Resulting from Operations	$747,084,703	$57,143,738

See Notes to Financial Statements.

YEAR ENDED AUGUST 31, 2024
	Avantis International Small Cap Equity ETF	Avantis International Small Cap Value ETF
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $45,466 and $19,353,497, respectively)	$430,964	$177,008,980
Securities lending, net	338	3,027,604
Interest	2,837	364,218
	434,139	180,400,802

Expenses:
Management fees	41,313	18,447,202
Trustees' fees and expenses	361	—
Other expenses	73	25,005
	41,747	18,472,207

Net investment income (loss)	392,392	161,928,595

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(58,273)	99,183,586
Foreign currency translation transactions	(28,812)	(1,179,058)
	(87,085)	98,004,528

Change in net unrealized appreciation (depreciation) on:
Investments	2,602,363	857,428,373
Translation of assets and liabilities in foreign currencies	1,208	368,448
	2,603,571	857,796,821

Net realized and unrealized gain (loss)	2,516,486	955,801,349

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,908,878	$1,117,729,944

See Notes to Financial Statements.

Statements of Changes in Net Assets

YEARS ENDED AUGUST 31, 2024 AND AUGUST 31, 2023 (EXCEPT AS NOTED)
	Avantis Emerging Markets Equity ETF		Avantis Emerging Markets ex-China Equity ETF
Increase (Decrease) in Net Assets	August 31, 2024	August 31, 2023	August 31, 2024(1)
Operations
Net investment income (loss)	$139,816,123	$95,945,015	$162,317
Net realized gain (loss)	(29,127,887)	9,751,637	(57,747)
Change in net unrealized appreciation (depreciation)	701,246,799	168,747,958	745,665
Net increase (decrease) in net assets resulting from operations	811,935,035	274,444,610	850,235

Distributions to Shareholders
From earnings	(144,404,580)	(75,943,475)	(33,024)

Capital Share Transactions
Proceeds from shares sold	1,813,823,350	2,346,741,158	24,897,258
Payments for shares redeemed	(9,194,430)	(56,910,535)	—
Other capital	66,571	77,520	12,349
Net increase (decrease) in net assets from capital share transactions	1,804,695,491	2,289,908,143	24,909,607

Net increase (decrease) in net assets	2,472,225,946	2,488,409,278	25,726,818

Net Assets
Beginning of period	3,810,805,139	1,322,395,861	—
End of period	$6,283,031,085	$3,810,805,139	$25,726,818

Transactions in Shares of the Funds
Sold	31,750,000	46,100,000	480,000
Redeemed	(150,000)	(1,100,000)	—
Net increase (decrease) in shares of the funds	31,600,000	45,000,000	480,000
(1)March 19, 2024 (fund inception) through August 31, 2024.

See Notes to Financial Statements.

YEARS ENDED AUGUST 31, 2024 AND AUGUST 31, 2023 (EXCEPT AS NOTED)
	Avantis Emerging Markets Small Cap Equity ETF	Avantis Emerging Markets Value ETF
Increase (Decrease) in Net Assets	August 31, 2024(1)	August 31, 2024	August 31, 2023
Operations
Net investment income (loss)	$358,705	$13,569,528	$9,316,143
Net realized gain (loss)	(28,634)	(742,145)	(9,891,971)
Change in net unrealized appreciation (depreciation)	703,349	48,647,546	20,442,682
Net increase (decrease) in net assets resulting from operations	1,033,420	61,474,929	19,866,854

Distributions to Shareholders
From earnings	(153,180)	(14,181,360)	(7,514,172)

Capital Share Transactions
Proceeds from shares sold	21,475,758	204,383,774	167,743,840
Payments for shares redeemed	—	(40,503,072)	(20,533,252)
Other capital	18,138	196,948	140,517
Net increase (decrease) in net assets from capital share transactions	21,493,896	164,077,650	147,351,105

Net increase (decrease) in net assets	22,374,136	211,371,219	159,703,787

Net Assets
Beginning of period	—	289,259,557	129,555,770
End of period	$22,374,136	$500,630,776	$289,259,557

Transactions in Shares of the Funds
Sold	400,000	4,360,000	4,000,000
Redeemed	—	(840,000)	(480,000)
Net increase (decrease) in shares of the funds	400,000	3,520,000	3,520,000
(1)November 7, 2023 (fund inception) through August 31, 2024.

See Notes to Financial Statements.

YEARS ENDED AUGUST 31, 2024 AND AUGUST 31, 2023
	Avantis International Equity ETF		Avantis International Large Cap Value ETF
Increase (Decrease) in Net Assets	August 31, 2024	August 31, 2023	August 31, 2024	August 31, 2023
Operations
Net investment income (loss)	$121,513,671	$83,914,323	$11,376,899	$7,566,240
Net realized gain (loss)	(2,555,526)	(3,589,601)	21,419,119	2,184,517
Change in net unrealized appreciation (depreciation)	628,126,558	301,606,991	24,347,720	21,619,754
Net increase (decrease) in net assets resulting from operations	747,084,703	381,931,713	57,143,738	31,370,511

Distributions to Shareholders
From earnings	(130,956,450)	(76,336,395)	(12,584,892)	(6,440,238)

Capital Share Transactions
Proceeds from shares sold	1,445,540,134	1,456,936,277	242,726,111	207,700,198
Payments for shares redeemed	(40,340,045)	(61,615,335)	(117,531,000)	(41,249,934)
Other capital	22,197	153,618	20,466	83,712
Net increase (decrease) in net assets from capital share transactions	1,405,222,286	1,395,474,560	125,215,577	166,533,976

Net increase (decrease) in net assets	2,021,350,539	1,701,069,878	169,774,423	191,464,249

Net Assets
Beginning of period	3,205,671,194	1,504,601,316	251,856,063	60,391,814
End of period	$5,227,021,733	$3,205,671,194	$421,630,486	$251,856,063

Transactions in Shares of the Funds
Sold	23,800,000	27,200,000	4,680,000	4,590,000
Redeemed	(650,000)	(1,100,000)	(2,220,000)	(870,000)
Net increase (decrease) in shares of the funds	23,150,000	26,100,000	2,460,000	3,720,000

See Notes to Financial Statements.

YEARS ENDED AUGUST 31, 2024 AND AUGUST 31, 2023 (EXCEPT AS NOTED)
	Avantis International Small Cap Equity ETF		Avantis International Small Cap Value ETF
Increase (Decrease) in Net Assets	August 31, 2024	August 31, 2023(1)	August 31, 2024	August 31, 2023
Operations
Net investment income (loss)	$392,392	$6,743	$161,928,595	$99,767,843
Net realized gain (loss)	(87,085)	(1,478)	98,004,528	(16,561,581)
Change in net unrealized appreciation (depreciation)	2,603,571	(138,288)	857,796,821	260,994,969
Net increase (decrease) in net assets resulting from operations	2,908,878	(133,023)	1,117,729,944	344,201,231

Distributions to Shareholders
From earnings	(306,696)	—	(175,482,258)	(90,491,643)

Capital Share Transactions
Proceeds from shares sold	30,966,760	4,025,488	2,780,473,656	1,894,412,711
Payments for shares redeemed	—	—	(566,885,106)	(364,649,538)
Other capital	8,178	4,029	7,896	95,384
Net increase (decrease) in net assets from capital share transactions	30,974,938	4,029,517	2,213,596,446	1,529,858,557

Net increase (decrease) in net assets	33,577,120	3,896,494	3,155,844,132	1,783,568,145

Net Assets
Beginning of period	3,896,494	—	3,452,076,592	1,668,508,447
End of period	$37,473,614	$3,896,494	$6,607,920,724	$3,452,076,592

Transactions in Shares of the Funds
Sold	600,000	80,000	46,080,000	33,360,000
Redeemed	—	—	(9,060,000)	(6,300,000)
Net increase (decrease) in shares of the funds	600,000	80,000	37,020,000	27,060,000
(1)July 18, 2023 (fund inception) through August 31, 2023.

See Notes to Financial Statements.

Notes to Financial Statements

AUGUST 31, 2024

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Avantis Emerging Markets Equity ETF, Avantis Emerging Markets ex-China ETF, Avantis Emerging Markets Small Cap Equity ETF, Avantis Emerging Markets Value ETF, Avantis International Equity ETF, Avantis International Large Cap Value ETF, Avantis International Small Cap Equity ETF and Avantis International Small Cap Value ETF (collectively, the funds) are eight funds in a series issued by the trust. Each of the funds’ investment objective is to seek long-term capital appreciation. Shares of Avantis Emerging Markets ex-China Equity ETF are listed for trading on The Nasdaq Stock Market LLC. Shares of the remaining funds are listed for trading on the NYSE Arca, Inc. Avantis Emerging Markets ex-China ETF incepted on March 19, 2024. Avantis Emerging Markets Small Cap Equity ETF incepted on November 7, 2023. Avantis International Small Cap Equity ETF incepted on July 18, 2023.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the funds are determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the funds to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before each fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The funds may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The funds record the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually. Each fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes the funds to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the funds seek to increase their net investment income through the receipt of interest and fees. Such income is reflected separately within the Statements of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedules of Investments and Statements of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of August 31, 2024.

Remaining Contractual Maturity of Agreements
Fund / Securities Lending Transactions(1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Avantis Emerging Markets Equity ETF
Common Stocks	$21,741,760	—	—	—	$21,741,760
Gross amount of recognized liabilities for securities lending transactions					$21,741,760

Avantis Emerging Markets Value ETF
Common Stocks	$2,878,601	—	—	—	$2,878,601
Gross amount of recognized liabilities for securities lending transactions					$2,878,601

Avantis International Equity ETF
Common Stocks	$14,958,257	—	—	—	$14,958,257
Warrants	6,053	—	—	—	6,053
Total Borrowings	$14,964,310	—	—	—	$14,964,310
Gross amount of recognized liabilities for securities lending transactions					$14,964,310

Avantis International Large Cap Value ETF
Common Stocks	$2,186,786	—	—	—	$2,186,786
Gross amount of recognized liabilities for securities lending transactions					$2,186,786

Avantis International Small Cap Equity ETF
Common Stocks	$83,262	—	—	—	$83,262
Gross amount of recognized liabilities for securities lending transactions					$83,262

Avantis International Small Cap Value ETF
Common Stocks	$26,256,073	—	—	—	$26,256,073
Warrants	46,455	—	—	—	46,455
Total Borrowings	$26,302,528	—	—	—	$26,302,528
Gross amount of recognized liabilities for securities lending transactions					$26,302,528
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.  Various funds issued by American Century ETF Trust own, in aggregate, 19%, 6%, 12% and 12% of the shares of Avantis Emerging Markets Small Cap Equity ETF, Avantis Emerging Markets Value ETF, Avantis International Large Cap Value ETF and Avantis International Small Cap Equity ETF, respectively.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the funds, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses, extraordinary expenses and, in the case of certain funds, fees and expenses of the independent trustees (including legal counsel fees). The fee is computed and accrued daily based on the daily net assets of each fund and paid monthly in arrears.

The annual management fee for each fund is as follows:

Annual Management Fee
Avantis Emerging Markets Equity ETF	0.33%
Avantis Emerging Markets ex-China Equity ETF	0.33%
Avantis Emerging Markets Small Cap Equity ETF	0.42%
Avantis Emerging Markets Value ETF	0.36%
Avantis International Equity ETF	0.23%
Avantis International Large Cap Value ETF	0.25%
Avantis International Small Cap Equity ETF	0.30%
Avantis International Small Cap Value ETF	0.36%

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the funds. The trustees receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The funds may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments and in kind transactions, for the period ended August 31, 2024 were as follows:

	Avantis Emerging Markets Equity ETF	Avantis Emerging Markets ex-China Equity ETF(1)	Avantis Emerging Markets Small Cap Equity ETF(2)	Avantis Emerging Markets Value ETF
Purchases	$1,370,104,638	$18,628,124	$18,783,386	$255,730,619
Sales	$104,379,572	$432,555	$213,176	$64,411,017

	Avantis International Equity ETF	Avantis International Large Cap Value ETF	Avantis International Small Cap Equity ETF	Avantis International Small Cap Value ETF
Purchases	$335,350,006	$198,288,929	$11,528,772	$1,207,438,979
Sales	$120,546,511	$52,209,616	$992,667	$386,148,161
(1)March 19, 2024 (fund inception) through August 31, 2024.
(2)November 7, 2023 (fund inception) through August 31, 2024.

Securities received or delivered in kind through subscriptions and redemptions and in kind net realized gain (loss) for the period ended August 31, 2024 were as follows:

	In kind Subscriptions	In kind Redemptions	In kind Net Realized Gain/(Loss)*
Avantis Emerging Markets Equity ETF	$541,319,435	$9,158,462	$4,005,397
Avantis Emerging Markets ex-China Equity ETF(1)	$6,662,236	—	—
Avantis Emerging Markets Small Cap Equity ETF(2)	$3,118,239	—	—
Avantis Emerging Markets Value ETF	$12,624,411	$40,608,099	$11,334,856
Avantis International Equity ETF	$1,229,096,578	$40,607,422	$15,846,313
Avantis International Large Cap Value ETF	$94,988,560	$117,384,820	$28,931,921
Avantis International Small Cap Equity ETF	$20,410,650	—	—
Avantis International Small Cap Value ETF	$1,962,599,019	$565,300,996	$168,941,595
*Net realized gain (loss) on in kind transactions are not considered taxable for federal income tax purposes.
(1)March 19, 2024 (fund inception) through August 31, 2024.
(2)November 7, 2023 (fund inception) through August 31, 2024.

5. Capital Share Transactions

Each fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each fund issues and redeems shares at their NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). Authorized participants may be required to pay an additional variable charge to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statements of Changes in Net Assets.

6. Fair Value Measurements

The funds' investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedules of Investments provide additional information on the funds' portfolio holdings.

Avantis Emerging Markets Equity ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$185,418,476	$121,752,840	—
Chile	7,158,818	26,064,772	—
China	311,278,409	1,070,478,134	—
Colombia	5,408,202	1,744,086	—
Czech Republic	—	9,258,540	—
Egypt	—	6,390,216	—
Greece	—	34,944,211	—
Hong Kong	—	1,476,671	—
Hungary	—	17,056,673	—
India	90,416,800	1,324,480,444	—
Indonesia	7,646,607	117,801,567	—
Malaysia	—	114,457,796	—
Mexico	47,072,935	94,608,580	—
Peru	19,583,715	—	—
Philippines	2,373,244	40,785,506	—
Poland	—	72,337,529	—
Russia	—	38	—
Singapore	—	42,685	—
South Africa	42,414,144	185,131,368	—
South Korea	77,803,615	735,689,419	—
Taiwan	385,048,296	973,369,889	—
Thailand	—	121,447,543	—
Turkey	4,140,719	62,520,038	—
United States	18,296,890	—	—
Rights	—	27,301	—
Warrants	—	13,058	—
Short-Term Investments	26,252,811	—	—
	$1,230,313,681	$5,131,878,904	—

Avantis Emerging Markets ex-China Equity ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$912,162	$946,542	—
Chile	41,656	178,981	—
Colombia	16,147	18,141	—
Czech Republic	—	45,323	—
Egypt	—	37,584	—
Greece	—	229,534	—
Hungary	—	93,987	—
India	392,288	6,343,874	—
Indonesia	42,708	682,685	—
Malaysia	—	679,558	—
Mexico	259,434	617,551	—
Peru	118,746	—	—
Philippines	13,448	246,412	—
Poland	—	487,801	—
South Africa	141,386	1,173,647	—
South Korea	323,199	3,731,434	—
Taiwan	1,959,534	4,787,151	—
Thailand	—	732,643	—
Turkey	23,617	399,901	—
Rights	—	139	—
Warrants	—	8	—
Short-Term Investments	78,754	—	—
	$4,323,079	$21,432,896	—

Avantis Emerging Markets Small Cap Equity ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$204,789	$1,615,146	—
Chile	—	137,497	—
China	618,027	3,692,921	—
Greece	—	119,678	—
Hong Kong	—	10,676	—
Hungary	—	38,776	—
India	—	4,600,229	—
Indonesia	—	542,113	—
Malaysia	—	593,008	—
Mexico	106,098	395,512	—
Philippines	—	200,458	—
Poland	—	274,930	—
South Africa	—	770,245	—
South Korea	—	2,579,567	—
Taiwan	—	4,808,069	—
Thailand	—	660,394	—
Turkey	—	478,764	—
Warrants	—	685	—
Rights	—	284	—
Short-Term Investments	35,969	—	—
	$964,883	$21,518,952	—

Avantis Emerging Markets Value ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$9,386,554	$15,031,951	—
Chile	109,252	2,762,411	—
China	14,653,388	91,815,279	—
Greece	—	3,026,914	—
Hong Kong	—	131,563	—
Hungary	—	1,396,899	—
India	634,873	118,177,047	—
Indonesia	1,417,394	7,704,898	—
Malaysia	—	10,066,332	—
Mexico	1,711,072	9,138,173	—
Philippines	1,078	3,374,536	—
Poland	—	5,654,241	—
Russia	—	2	—
South Africa	2,580,893	14,975,573	—
South Korea	10,798,317	55,700,231	—
Taiwan	1,201,917	109,275,559	—
Thailand	—	9,541,803	—
Turkey	431,700	4,765,033	—
Rights	—	2,916	—
Warrants	—	2,329	—
Short-Term Investments	3,356,936	—	—
	$46,283,374	$462,543,690	—

Avantis International Equity ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	$25,881,797	$321,624,566	—
Austria	—	14,000,645	—
Belgium	9,307,817	38,710,097	—
Canada	159,392	540,002,765	—
Denmark	94,239,565	72,361,183	—
Finland	4,382,864	49,722,620	—
France	77,421,657	385,030,865	—
Germany	29,026,558	342,915,446	—
Hong Kong	572,579	82,030,327	—
Ireland	690,174	20,227,559	—
Israel	13,889,193	36,558,695	—
Italy	8,451,498	126,372,869	—
Japan	116,319,282	1,002,924,066	—
Netherlands	91,324,077	123,835,345	—
New Zealand	—	11,633,190	—
Norway	5,725,889	33,794,342	—
Portugal	—	11,013,870	—
Singapore	2,380,297	67,879,889	—
Spain	35,584,102	83,940,760	—
Sweden	4,202,664	162,928,021	—
Switzerland	73,608,003	360,285,195	—
United Kingdom	287,167,596	413,407,119	—
United States	15,156,661	9,280,480	—
Rights	27,430	—	—
Warrants	—	12,198	—
Short-Term Investments	19,087,950	—	—
	$914,607,045	$4,310,492,112	—

Avantis International Large Cap Value ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	$5,965,996	$20,304,955	—
Austria	—	1,436,360	—
Belgium	—	2,317,284	—
Canada	—	44,210,082	—
Denmark	2,107,439	343,940	—
Finland	—	6,292,811	—
France	9,392,802	28,320,616	—
Germany	1,193,018	35,914,135	—
Hong Kong	—	7,317,116	—
Ireland	—	1,389,499	—
Israel	—	3,254,492	—
Italy	2,642,339	10,413,250	—
Japan	17,644,496	64,379,350	—
Netherlands	3,759,070	8,353,164	—
New Zealand	—	713,836	—
Norway	1,343,989	2,642,090	—
Portugal	—	894,007	—
Singapore	—	5,358,504	—
Spain	4,771,168	9,219,217	—
Sweden	—	8,877,116	—
Switzerland	12,730,488	28,370,089	—
United Kingdom	32,613,546	35,199,282	—
Short-Term Investments	2,690,796	—	—
	$96,855,147	$325,521,195	—

Avantis International Small Cap Equity ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	—	$2,988,160	—
Austria	—	321,926	—
Belgium	$37,157	391,600	—
Canada	1,768	3,473,483	—
Denmark	—	792,373	—
Finland	—	421,181	—
France	—	1,171,901	—
Germany	—	1,305,947	—
Hong Kong	—	472,401	—
Ireland	—	103,134	—
Israel	116,687	809,831	—
Italy	—	1,112,712	—
Japan	—	11,792,338	—
Netherlands	35,530	455,639	—
New Zealand	—	243,201	—
Norway	—	828,203	—
Portugal	—	109,140	—
Singapore	—	763,785	—
Spain	—	639,116	—
Sweden	—	2,045,232	—
Switzerland	—	1,535,074	—
United Kingdom	—	5,196,525	—
United States	95,926	64,761	—
Warrants	—	613	—
Short-Term Investments	156,733	—	—
	$443,801	$37,038,276	—

Avantis International Small Cap Value ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	—	$557,953,151	—
Austria	—	39,307,276	—
Belgium	—	77,841,196	—
Canada	—	641,022,411	—
Denmark	—	139,485,902	—
Finland	—	67,739,819	—
France	—	209,051,203	—
Germany	—	244,877,306	—
Hong Kong	—	79,331,097	—
Ireland	—	18,866,799	—
Israel	$28,755,695	147,617,395	—
Italy	—	216,887,289	—
Japan	—	2,029,128,139	—
Netherlands	535,483	98,372,955	—
New Zealand	—	23,424,193	—
Norway	—	148,651,459	—
Portugal	—	19,115,699	—
Singapore	—	65,291,939	—
Spain	—	107,351,004	—
Sweden	—	353,213,082	—
Switzerland	—	271,620,384	—
United Kingdom	—	956,318,772	—
United States	16,947,079	23,486,524	—
Rights	280,793	—	—
Warrants	—	225,498	—
Short-Term Investments	28,280,362	—	—
	$74,799,412	$6,536,180,492	—

7. Risk Factors

The value of the funds’ shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the funds and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

Avantis Emerging Markets Small Cap Equity ETF, Avantis International Small Cap Equity ETF and Avantis International Small Cap Value ETF invest in common stocks of small companies. Because of this, the funds may be subject to greater risk and market fluctuations than funds investing in larger, more established companies.

8. Federal Tax Information

The tax character of distributions paid during the years ended August 31, 2024 and August 31, 2023 (except as noted) were as follows:

	2024		2023
	Distributions Paid From:		Distributions Paid From:
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Avantis Emerging Markets Equity ETF	$144,404,580	—	$75,943,475	—
Avantis Emerging Markets ex-China Equity ETF(1)	$33,024	—	N/A	N/A
Avantis Emerging Markets Small Cap Equity ETF(2)	$153,180	—	N/A	N/A
Avantis Emerging Markets Value ETF	$14,181,360	—	$7,514,172	—
Avantis International Equity ETF	$130,956,450	—	$76,336,395	—
Avantis International Large Cap Value ETF	$12,584,892	—	$6,440,238	—
Avantis International Small Cap Equity ETF(3)	$306,696	—	—	—
Avantis International Small Cap Value ETF	$175,482,258	—	$90,491,643	—
(1)March 19, 2024 (fund inception) through August 31, 2024.
(2)November 7, 2023 (fund inception) through August 31, 2024.
(3)July 18, 2023 (fund inception) through August 31, 2023.

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

The reclassifications, which are primarily due to in kind transactions, were as follows:

	Avantis Emerging Markets Equity ETF	Avantis Emerging Markets ex-China Equity ETF	Avantis Emerging Markets Small Cap Equity ETF	Avantis Emerging Markets Value ETF	Avantis International Equity ETF	Avantis International Large Cap Value ETF	Avantis International Small Cap Equity ETF	Avantis International Small Cap Value ETF
Capital paid in	$3,154,213	—	—	$11,016,738	$10,722,169	$30,061,305	—	$159,264,056
Distributable earnings (loss)	$(3,154,213)	—	—	$(11,016,738)	$(10,722,169)	$(30,061,305)	—	$(159,264,056)
As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

	Avantis Emerging Markets Equity ETF	Avantis Emerging Markets ex-China Equity ETF	Avantis Emerging Markets Small Cap Equity ETF	Avantis Emerging Markets Value ETF
Federal tax cost of investments	$5,636,861,149	$25,046,954	$21,815,675	$462,255,977
Gross tax appreciation of investments	$1,266,172,071	$1,552,300	$2,506,966	$88,177,672
Gross tax depreciation of investments	(540,840,635)	(843,279)	(1,838,806)	(41,606,585)
Net tax appreciation (depreciation) of investments	725,331,436	709,021	668,160	46,571,087
Net tax appreciation (depreciation) on translation of assets and liabilities in foreign currencies	(76,895,948)	(79,402)	(154,511)	(6,873,030)
Net tax appreciation (depreciation)	$648,435,488	$629,619	$513,649	$39,698,057
Undistributed ordinary income	$113,926,393	$193,755	$378,431	$12,734,957
Accumulated short-term capital losses	$(19,337,552)	$(6,163)	$(11,840)	$(15,305,911)
Accumulated long-term capital losses	$(44,042,774)	—	—	$(10,633,430)

	Avantis International Equity ETF	Avantis International Large Cap Value ETF	Avantis International Small Cap Equity ETF	Avantis International Small Cap Value ETF
Federal tax cost of investments	$4,454,295,727	$385,618,249	$35,242,655	$5,798,625,581
Gross tax appreciation of investments	$976,939,161	$50,245,980	$3,240,222	$1,133,197,135
Gross tax depreciation of investments	(206,135,731)	(13,487,887)	(1,000,800)	(320,842,812)
Net tax appreciation (depreciation) of investments	770,803,430	36,758,093	2,239,422	812,354,323
Net tax appreciation (depreciation) on translation of assets and liabilities in foreign currencies	386,461	33,052	1,208	377,530
Net tax appreciation (depreciation)	$771,189,891	$36,791,145	$2,240,630	$812,731,853
Undistributed ordinary income	$36,179,040	$2,604,291	$288,182	$88,994,365
Accumulated short-term capital losses	$(27,192,466)	$(10,811,809)	$(59,653)	$(130,556,360)
Accumulated long-term capital losses	$(30,691,018)	$(3,256,734)	—	$(143,788,559)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the realization to ordinary income for tax purposes of unrealized gains on investments in passive foreign investment companies.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Emerging Markets Equity ETF
2024	$53.98	1.63	7.58	9.21	(1.71)	0.00(4)	$61.48	17.35%	0.33%	2.84%	2%	$6,283,031
2023	$51.66	1.90	1.88	3.78	(1.46)	0.00(4)	$53.98	7.45%	0.33%	3.62%	1%	$3,810,805
2022	$66.78	2.21	(15.63)	(13.42)	(1.73)	0.03	$51.66	(20.36)%	0.33%	3.80%	3%	$1,322,396
2021	$52.22	1.51	14.10	15.61	(1.09)	0.04	$66.78	30.08%	0.33%	2.34%	5%	$864,827
2020(5)	$50.00	1.35	1.40	2.75	(0.54)	0.01	$52.22	5.57%	0.33%	2.95%	8%	$245,446

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Per-share amount was less than $0.005.
(5)September 17, 2019 (fund inception) through August 31, 2020.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Period Indicated
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Emerging Markets ex-China Equity ETF
2024(4)	$49.65	0.71	3.47	4.18	(0.28)	0.05	$53.60	8.52%	0.33%	3.00%	4%	$25,727

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)March 19, 2024 (fund inception) through August 31, 2024.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Period Indicated
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Emerging Markets Small Cap Equity ETF
2024(4)	$50.52	1.58	4.41	5.99	(0.65)	0.08	$55.94	12.02%	0.42%	3.59%	2%	$22,374

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)November 7, 2023 (fund inception) through August 31, 2024.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Emerging Markets Value ETF
2024	$43.83	1.62	5.80	7.42	(1.80)	0.02	$49.47	17.36%	0.36%	3.48%	17%	$500,631
2023	$42.06	1.79	1.47	3.26	(1.52)	0.03	$43.83	8.03%	0.36%	4.22%	23%	$289,260
2022(4)	$50.00	2.23	(9.45)	(7.22)	(0.80)	0.08	$42.06	(14.38)%	0.36%	5.26%	8%	$129,556

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)September 28, 2021 (fund inception) through August 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis International Equity ETF
2024	$57.40	1.84	8.86	10.70	(1.94)	0.00(4)	$66.16	18.98%	0.23%	3.02%	3%	$5,227,022
2023	$50.57	1.89	6.52	8.41	(1.58)	0.00(4)	$57.40	16.73%	0.23%	3.41%	3%	$3,205,671
2022	$64.36	1.92	(13.92)	(12.00)	(1.81)	0.02	$50.57	(18.85)%	0.23%	3.30%	7%	$1,504,601
2021	$50.20	1.50	13.86	15.36	(1.24)	0.04	$64.36	30.86%	0.23%	2.51%	7%	$997,544
2020(5)	$50.00	1.12	(0.38)	0.74	(0.55)	0.01	$50.20	1.52%	0.23%	2.57%	8%	$341,344

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Per-share amount was less than $0.005.
(5)September 24, 2019 (fund inception) through August 31, 2020.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis International Large Cap Value ETF
2024	$48.81	1.80	6.66	8.46	(1.94)	0.00(4)	$55.33	17.68%	0.25%	3.49%	16%	$421,630
2023	$41.94	1.96	6.36	8.32	(1.47)	0.02	$48.81	20.03%	0.25%	4.15%	21%	$251,856
2022(5)	$50.00	1.98	(8.93)	(6.95)	(1.17)	0.06	$41.94	(13.93)%	0.25%	4.61%	47%	$60,392

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Per-share amount was less than $0.005.
(5)September 28, 2021 (fund inception) through August 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis International Small Cap Equity ETF
2024	$48.71	1.48	6.08	7.56	(1.19)	0.03	$55.11	15.78%	0.30%	2.85%	7%	$37,474
2023(4)	$50.27	0.10	(1.72)	(1.62)	—	0.06	$48.71	(3.11)%	0.30%	1.65%	0%	$3,896

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)July 18, 2023 (fund inception) through August 31, 2023.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis International Small Cap Value ETF
2024	$59.04	1.99	10.24	12.23	(2.07)	0.00(4)	$69.20	21.09%	0.36%	3.16%	8%	$6,607,921
2023	$53.12	2.22	5.62	7.84	(1.92)	0.00(4)	$59.04	14.97%	0.36%	3.90%	14%	$3,452,077
2022	$66.09	2.12	(13.19)	(11.07)	(1.92)	0.02	$53.12	(16.92)%	0.36%	3.52%	21%	$1,668,508
2021	$48.21	1.45	17.69	19.14	(1.28)	0.02	$66.09	39.98%	0.36%	2.37%	21%	$1,056,703
2020(5)	$50.00	0.93	(2.25)	(1.32)	(0.50)	0.03	$48.21	(2.58)%	0.36%	2.20%	32%	$274,825

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Per-share amount was less than $0.005.
(5)September 24, 2019 (fund inception) through August 31, 2020.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of American Century ETF Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Avantis® Emerging Markets Equity ETF, Avantis® Emerging Markets ex-China ETF, Avantis® Emerging Markets Small Cap Equity ETF, Avantis® Emerging Markets Value ETF, Avantis® International Equity ETF, Avantis® International Large Cap Value ETF, Avantis® International Small Cap Equity ETF, and Avantis® International Small Cap Value ETF (the “Funds”), eight of the funds constituting the American Century ETF Trust, as of August 31, 2024, the related statements of operations, the statements of changes in net assets, and the financial highlights for the periods indicated in the table below; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2024, and the results of their operations, the changes in their net assets, and the financial highlights for the periods listed in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Fund Constituting the American Century ETF Trust	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Avantis® Emerging Markets Equity ETF	For the year ended August 31, 2024	For the years ended August 31, 2024 and 2023	For the years ended August 31, 2024, 2023, 2022, and 2021, and the period from September 17, 2019 (fund inception) through August 31, 2020
Avantis® Emerging Markets ex-China ETF	For the period from March 19, 2024 (fund inception) through August 31, 2024
Avantis® Emerging Markets Small Cap Equity ETF	For the period from November 7, 2023 (fund inception) through August 31, 2024
Avantis® Emerging Markets Value ETF	For the year ended August 31, 2024	For the years ended August 31, 2024 and 2023	For the years ended August 31, 2024 and 2023, and the period from September 28, 2021 (fund inception) through August 31, 2022
Avantis® International Equity ETF	For the year ended August 31, 2024	For the years ended August 31, 2024 and 2023	For the years ended August 31, 2024, 2023, 2022, and 2021, and the period from September 24, 2019 (fund inception) through August 31, 2020
Avantis® International Large Cap Value ETF	For the year ended August 31, 2024	For the years ended August 31, 2024 and 2023	For the years ended August 31, 2024 and 2023, and the period from September 28, 2021 (fund inception) through August 31, 2022
Avantis® International Small Cap Equity ETF	For the year ended August 31, 2024	For the year ended August 31, 2024, and the period from July 18, 2023 (fund inception) through August 31, 2023
Avantis® International Small Cap Value ETF	For the year ended August 31, 2024	For the years ended August 31, 2024 and 2023	For the years ended August 31, 2024, 2023, 2022, and 2021, and the period from September 24, 2019 (fund inception) through August 31, 2020

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
October 16, 2024

We have served as the auditor of one or more American Century investment companies since 1997.

Approval of Management Agreements

Avantis Emerging Markets Equity ETF
Avantis Emerging Markets Small Cap Equity ETF
Avantis Emerging Markets Value ETF
Avantis International Equity ETF
Avantis International Large Cap Value ETF
Avantis International Small Cap Equity ETF
Avantis International Small Cap Value ETF

At a meeting held on June 20, 2024, the Funds’ Board of Trustees (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for each of the Funds. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees.

Prior to its consideration of the management agreement renewal, the Trustees requested and reviewed extensive data and information compiled by the Advisor and certain independent data providers concerning the Funds. This review was in addition to the oversight and evaluation undertaken by the Board and its Audit Committee on a continual basis and the information received was supplemental to the extensive information that the Board and its Audit Committee receive and consider over time.

In connection with its consideration of the management agreement renewal, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Funds;
•the wide range of programs and services the Advisor and other service providers provide to the Funds and their shareholders on a routine and non-routine basis;
•the Funds’ investment performance compared to appropriate benchmarks and/or peer groups of other funds with similar investment objectives and strategies;
•the cost of owning the Funds compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Funds, the profitability of the Funds to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Funds;
•any collateral benefits derived by the Advisor from the management of the Funds;
•fees and expenses associated with any investment by the Funds in other funds;
•payments to intermediaries by the Funds and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

The independent Trustees met separately in private sessions to discuss the renewal and to review and discuss the information provided in response to their request. The independent Trustees also held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Funds. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling, and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under each Fund’s management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of each Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include the following:

•constructing and designing each Fund

•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of each Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by each Fund under Rule 12b-1 plans)

Investment Management Services. The nature of the investment management services provided to the Funds is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage each Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board provides oversight of the investment performance process. It regularly reviews investment performance information for each Fund, together with comparative information for appropriate benchmarks over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The performance for Avantis Emerging Markets Equity ETF and Avantis International Small Cap Value ETF was above each Fund’s respective benchmark for the one- and three-year periods reviewed by the Board. The performance for Avantis Emerging Markets Value ETF and Avantis International Large Cap Value ETF was above each Fund’s respective benchmark for the one-year period reviewed by the Board. The performance for Avantis International Equity ETF was above the Fund’s benchmark for the three-year period and below its benchmark for the one-year period reviewed by the Board. The Board found the investment management services provided by the Advisor to each Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides or arranges for a comprehensive package of services to the Funds. The Board, directly and through its Audit Committee, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to each Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Funds, its profitability in managing each Fund (pre- and post-distribution), and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Funds.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to the Funds and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of each Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that each Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1, and, for certain funds, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel). Under the unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of each of Avantis Emerging Markets Small Cap Equity ETF, Avantis International Small Cap Equity ETF, and Avantis International Small Cap Value ETF was below the median of the total expense ratios of each Fund’s respective peer expense universe and was within the range of its peer expense group. The unified fee charged to shareholders of Avantis Emerging Markets Value ETF was below the median of the total expense ratios of the Fund’s peer expense universe and was the lowest of its peer expense group.The unified fee charged to shareholders of each of Avantis Emerging Markets Equity ETF, Avantis International Equity ETF, and Avantis International Large Cap Value ETF was the lowest of the total expense ratios of each Fund’s respective peer expense universe and peer expense group. The Board concluded that the management fee paid by each Fund to the Advisor under its management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to funds or other advisory clients managed similarly to the Funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Funds. The Board analyzed this information and concluded that the fees charged and services provided to the Funds were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by each Fund and the Advisor and services provided in response thereto. These payments could include various payments made by each Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for each Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Funds. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Funds’ operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in each Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to each Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreement are fair and reasonable and that the management fee charged to each Fund is fair in light of the services provided and that the investment management agreement between each Fund and the Advisor should be renewed for an additional one-year period.

Avantis Emerging Markets ex-China Equity ETF

At a meeting held on September 21, 2023, the Fund’s Board of Trustees (the “Board”) unanimously approved the initial management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Avantis Emerging Markets ex-China Equity ETF (the “New Fund”). Under the Investment Company Act of 1940, new contracts for investment advisory services are required to be approved by a majority of a fund’s independent Trustees.
In advance of the Board’s consideration, the Advisor provided information concerning the New Fund. The materials reviewed and the discussions held detailed the investment objective and strategy proposed to be utilized by the Advisor, the New Fund’s characteristics and key attributes, the rationale for launching the New Fund, the experience of the staff designated to manage the New Fund, the proposed pricing, and the markets in which the New Fund would be sold. The information considered and the discussions held included, but were not limited to:

•the nature, extent, and quality of investment management and other services to be provided to the New Fund;
•the wide range of other programs and services the Advisor would provide to the New Fund and its shareholders on a routine and non-routine basis;
•the New Fund’s proposed investment objective and strategy, including a discussion of its anticipated investment performance and proposed benchmark;
•the cost of owning the New Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience; and
•any collateral benefits derived by the Advisor from the management of the New Fund.

Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent data provider and comparing the New Fund’s fee to the total expense ratio of expected peer funds. The annual management fees charged to shareholders of the New Fund were anticipated to be below the median of the total expense ratios of its respective peer universe.
When considering the approval of the management agreement for the New Fund, the independent Trustees considered the entrepreneurial risk that the Advisor assumes in launching a new fund. In particular, they considered the fact that the Advisor will assume a substantial part of the start-up costs of the New Fund and the risk that the New Fund will not grow to a level that will become profitable to the Advisor. The Board considered the position that the New Fund would take in the lineup of the American Century Investments’ family of funds and the benefits to shareholders of existing funds of the broadened product offering. Finally, while not specifically discussed, but important in the decision to approve the management agreement, is the Trustees’ familiarity with the Advisor. A majority of the Board oversees and evaluates on a continuous basis the nature and quality of all services the Advisor performs for other funds within the American Century Investments’ complex. As such, the Trustees have confidence in the Advisor’s integrity and competence in providing services to the New Fund.
The independent Trustees considered all of the information provided by the Advisor and the independent Trustees’ independent counsel in connection with the approval, and evaluated such information for the New Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling, and each Trustee may have attributed different levels of importance to different factors. The independent Trustees concluded that the terms of the management agreement were fair and reasonable and that the management fee to be charged to the New Fund is reasonable in light of the services to be provided and should be approved.

Other Tax Information
The following information is provided pursuant to provisions of the Internal Revenue Code.

The funds hereby designate up to the maximum amount allowable as qualified dividend income for the fiscal year ended August 31, 2024.

For corporate taxpayers, the funds hereby designate the following, or up to the maximum amount allowable, of ordinary income distributions paid during the fiscal year ended August 31, 2024 as qualified for the corporate dividends received deduction.

Avantis Emerging Markets Equity ETF	Avantis Emerging Markets ex-China Equity ETF	Avantis Emerging Markets Small Cap Equity ETF	Avantis Emerging Markets Value ETF	Avantis International Equity ETF	Avantis International Large Cap Value ETF	Avantis International Small Cap Equity ETF	Avantis International Small Cap Value ETF
$344,835	$140	—	$23,135	$105,057	—	$932	$489,625

Avantis International Small Cap Equity ETF hereby designates $11 as qualified short-term capital gain distributions for purposes of Internal Revenue Code Section 871 for the fiscal year ended August 31, 2024.

For the fiscal year ended August 31, 2024, the funds intend to pass through to shareholders the following foreign source income and foreign taxes paid, or up to the maximum amount allowable, as a foreign tax credit.

	Foreign Tax Credit		Foreign Source Income
	Amount	Per Outstanding Share	Amount	Per Outstanding Share
Avantis Emerging Markets Equity ETF	$18,782,699	$0.1838	$156,999,239	$1.5362
Avantis Emerging Markets ex-China Equity ETF	$33,649	$0.0701	$212,473	$0.4427
Avantis Emerging Markets Small Cap Equity ETF	$41,594	$0.1040	$435,429	$1.0886
Avantis Emerging Markets Value ETF	$2,044,799	$0.2021	$16,078,174	$1.5888
Avantis International Equity ETF	$12,335,997	$0.1562	$127,988,291	$1.6201
Avantis International Large Cap Value ETF	$1,167,942	$0.1533	$11,921,257	$1.5645
Avantis International Small Cap Equity ETF	$45,458	$0.0669	$475,479	$0.6992
Avantis International Small Cap Value ETF	$17,733,661	$0.1857	$181,935,203	$1.9053

Avantis International Large Cap Value ETF utilized earnings and profits of $1,515,772 distributed to shareholders on redemptions of shares as part of the dividends paid deduction (tax equalization) for the fiscal year ended August 31, 2024.

Contact Us	avantisinvestors.com
American Century Sales Representatives, Financial Professionals, Broker Dealers, Insurance Companies, Banks and Trust Companies	1-833-928-2684
Distributor: Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-97506 2410

Annual Financial Statements and Other Information

August 31, 2024

Avantis® Core Fixed Income ETF (AVIG)
Avantis® Core Municipal Fixed Income ETF (AVMU)
Avantis® Short-Term Fixed Income ETF (AVSF)

Schedules of Investments

AUGUST 31, 2024

Avantis Core Fixed Income ETF
	Principal Amount/Shares	Value
CORPORATE BONDS — 62.7%
Aerospace and Defense — 1.5%
Boeing Co., 2.20%, 2/4/26	$700,000	$670,977
Boeing Co., 5.04%, 5/1/27	625,000	625,991
General Dynamics Corp., 3.625%, 4/1/30	355,000	344,050
General Dynamics Corp., 4.25%, 4/1/40	1,333,000	1,217,708
Huntington Ingalls Industries, Inc., 3.48%, 12/1/27	1,095,000	1,057,540
Lockheed Martin Corp., 3.55%, 1/15/26	338,000	334,039
Lockheed Martin Corp., 3.90%, 6/15/32	668,000	646,587
Lockheed Martin Corp., 5.25%, 1/15/33	2,388,000	2,506,059
Lockheed Martin Corp., 4.75%, 2/15/34	450,000	456,084
Lockheed Martin Corp., 4.50%, 5/15/36	1,563,000	1,537,544
Northrop Grumman Corp., 2.93%, 1/15/25(1)	170,000	168,623
Precision Castparts Corp., 3.25%, 6/15/25	620,000	612,997
RTX Corp., 3.50%, 3/15/27	215,000	210,421
RTX Corp., 6.05%, 6/1/36	575,000	628,618
RTX Corp., 4.45%, 11/16/38	250,000	232,901
Textron, Inc., 3.65%, 3/15/27	61,000	59,693
Textron, Inc., 3.90%, 9/17/29	150,000	145,060
Textron, Inc., 2.45%, 3/15/31	489,000	424,047
		11,878,939
Air Freight and Logistics — 0.2%
United Parcel Service, Inc., 6.20%, 1/15/38	745,000	836,332
United Parcel Service, Inc., 4.875%, 11/15/40	746,000	728,219
		1,564,551
Automobiles — 1.0%
American Honda Finance Corp., 1.00%, 9/10/25	250,000	241,216
American Honda Finance Corp., 1.30%, 9/9/26	300,000	282,407
American Honda Finance Corp., 2.35%, 1/8/27	847,000	809,575
American Honda Finance Corp., 5.125%, 7/7/28	180,000	184,780
General Motors Co., 4.00%, 4/1/25	100,000	99,225
General Motors Co., 4.20%, 10/1/27	322,000	317,530
General Motors Co., 5.00%, 4/1/35	486,000	471,687
General Motors Financial Co., Inc., 4.35%, 4/9/25	100,000	99,488
General Motors Financial Co., Inc., 6.05%, 10/10/25	350,000	354,001
General Motors Financial Co., Inc., 4.00%, 10/6/26	350,000	345,314
General Motors Financial Co., Inc., 5.65%, 1/17/29	450,000	462,847
General Motors Financial Co., Inc., 2.35%, 1/8/31	90,000	76,584
General Motors Financial Co., Inc., 6.40%, 1/9/33	560,000	600,444
Toyota Motor Credit Corp., 3.95%, 6/30/25	1,080,000	1,073,430
Toyota Motor Credit Corp., 2.15%, 2/13/30	550,000	491,707
Toyota Motor Credit Corp., 3.375%, 4/1/30	1,295,000	1,231,802
Toyota Motor Credit Corp., 1.65%, 1/10/31	942,000	796,099
		7,938,136
Banks — 7.3%
African Development Bank, 0.875%, 3/23/26	1,020,000	969,937
African Development Bank, 4.375%, 11/3/27	605,000	614,248
Asian Development Bank, 4.125%, 9/27/24	874,000	873,258
Asian Development Bank, 0.625%, 4/29/25	970,000	945,006
2

Avantis Core Fixed Income ETF
	Principal Amount/Shares	Value
Asian Development Bank, 2.875%, 5/6/25	$200,000	$197,623
Asian Development Bank, 1.00%, 4/14/26	491,000	467,252
Asian Development Bank, 3.125%, 4/27/32	220,000	208,765
Asian Infrastructure Investment Bank, 0.50%, 5/28/25	1,727,000	1,676,227
Asian Infrastructure Investment Bank, 0.50%, 1/27/26	390,000	370,347
Asian Infrastructure Investment Bank, 3.75%, 9/14/27	874,000	870,924
Asian Infrastructure Investment Bank, 4.00%, 1/18/28(1)	949,000	953,596
Australia & New Zealand Banking Group Ltd., 5.375%, 7/3/25	500,000	503,017
Australia & New Zealand Banking Group Ltd., 5.09%, 12/8/25	1,750,000	1,763,152
Bank of America Corp., 5.875%, 2/7/42	1,910,000	2,087,067
Bank of Montreal, 5.20%, 12/12/24	600,000	599,845
Bank of Montreal, 3.70%, 6/7/25	200,000	198,220
Bank of Montreal, 5.20%, 2/1/28	175,000	179,177
Bank of Montreal, Series H, 4.25%, 9/14/24	140,000	139,944
Bank of Nova Scotia, 5.25%, 12/6/24	255,000	254,900
Bank of Nova Scotia, 2.20%, 2/3/25	200,000	197,529
Bank of Nova Scotia, 3.45%, 4/11/25	200,000	198,182
Bank of Nova Scotia, 1.30%, 6/11/25	200,000	194,684
Bank of Nova Scotia, 2.70%, 8/3/26	450,000	435,501
Bank of Nova Scotia, 2.15%, 8/1/31	600,000	513,866
Bank of Nova Scotia, 5.65%, 2/1/34	250,000	263,613
Canadian Imperial Bank of Commerce, 3.60%, 4/7/32	450,000	415,037
Citigroup, Inc., 3.20%, 10/21/26	2,303,000	2,241,521
Commonwealth Bank of Australia, 5.08%, 1/10/25	1,400,000	1,399,590
Cooperatieve Rabobank UA, 5.50%, 7/18/25	1,000,000	1,007,502
Cooperatieve Rabobank UA, 5.25%, 5/24/41	1,110,000	1,145,923
Council of Europe Development Bank, 0.875%, 9/22/26	313,000	293,695
Council of Europe Development Bank, 4.125%, 1/24/29	655,000	662,531
Discover Bank, 4.65%, 9/13/28	600,000	598,161
European Bank for Reconstruction & Development, 1.50%, 2/13/25	386,000	380,141
European Bank for Reconstruction & Development, 0.50%, 5/19/25	1,211,000	1,176,146
European Investment Bank, 2.75%, 8/15/25	1,315,000	1,294,628
European Investment Bank, 0.75%, 9/23/30	336,000	281,069
European Investment Bank, 4.875%, 2/15/36	397,000	425,522
Export Development Canada, 3.875%, 2/14/28	935,000	936,374
Inter-American Development Bank, 0.875%, 4/3/25	958,000	937,065
Inter-American Development Bank, 0.625%, 7/15/25	1,341,000	1,297,272
Inter-American Development Bank, 3.125%, 9/18/28	604,000	589,187
International Bank for Reconstruction & Development, 0.375%, 7/28/25	935,000	901,627
International Bank for Reconstruction & Development, 2.50%, 7/29/25	470,000	461,903
International Bank for Reconstruction & Development, 0.50%, 10/28/25	1,069,000	1,023,492
International Bank for Reconstruction & Development, 1.75%, 10/23/29	605,000	547,080
International Bank for Reconstruction & Development, 0.875%, 5/14/30	1,195,000	1,015,814
International Bank for Reconstruction & Development, 1.25%, 2/10/31	500,000	425,049
International Finance Corp., 0.75%, 10/8/26	245,000	229,306
JPMorgan Chase & Co., 3.125%, 1/23/25	100,000	99,239
JPMorgan Chase & Co., 5.50%, 10/15/40	2,407,000	2,539,689
Kreditanstalt fuer Wiederaufbau, 1.25%, 1/31/25	250,000	246,289
Kreditanstalt fuer Wiederaufbau, 2.00%, 5/2/25	1,096,000	1,077,212
Kreditanstalt fuer Wiederaufbau, 5.125%, 9/29/25	735,000	741,148
Kreditanstalt fuer Wiederaufbau, 3.625%, 4/1/26	1,110,000	1,101,651
Landwirtschaftliche Rentenbank, 2.00%, 1/13/25	436,000	431,269
Landwirtschaftliche Rentenbank, 0.50%, 5/27/25	1,137,000	1,103,391
3

Avantis Core Fixed Income ETF
	Principal Amount/Shares	Value
Landwirtschaftliche Rentenbank, 0.875%, 3/30/26	$691,000	$656,788
Landwirtschaftliche Rentenbank, Series 44, 3.875%, 6/14/28	655,000	656,072
Lloyds Banking Group PLC, 4.55%, 8/16/28	60,000	59,868
Mitsubishi UFJ Financial Group, Inc., 3.74%, 3/7/29(1)	135,000	131,330
Mitsubishi UFJ Financial Group, Inc., 2.05%, 7/17/30	120,000	104,079
National Australia Bank Ltd., 5.13%, 11/22/24	1,100,000	1,099,444
Nordic Investment Bank, 2.625%, 4/4/25	1,015,000	1,002,538
Oesterreichische Kontrollbank AG, 1.50%, 2/12/25	894,000	880,671
Oesterreichische Kontrollbank AG, 0.375%, 9/17/25	920,000	883,213
Royal Bank of Canada, 5.66%, 10/25/24	789,000	789,287
Royal Bank of Canada, 4.90%, 1/12/28	325,000	330,701
Royal Bank of Canada, 3.875%, 5/4/32	895,000	850,379
Royal Bank of Canada, 5.00%, 2/1/33	80,000	81,686
Royal Bank of Canada, 5.00%, 5/2/33(1)	611,000	626,894
Royal Bank of Canada, 5.15%, 2/1/34	200,000	205,106
Santander Holdings USA, Inc., 4.50%, 7/17/25	200,000	198,685
Sumitomo Mitsui Financial Group, Inc., 1.40%, 9/17/26	150,000	140,717
Sumitomo Mitsui Financial Group, Inc., 3.45%, 1/11/27	175,000	171,030
Sumitomo Mitsui Financial Group, Inc., 3.36%, 7/12/27	260,000	252,440
Sumitomo Mitsui Financial Group, Inc., 2.13%, 7/8/30	50,000	43,456
Toronto-Dominion Bank, 0.75%, 1/6/26	767,000	729,574
Toronto-Dominion Bank, 3.20%, 3/10/32	250,000	225,207
Truist Financial Corp., 3.70%, 6/5/25	200,000	198,075
U.S. Bancorp, 1.375%, 7/22/30	981,000	826,102
Wells Fargo & Co., 3.55%, 9/29/25	1,018,000	1,005,526
Wells Fargo & Co., 3.00%, 10/23/26	1,332,000	1,293,914
Wells Fargo & Co., 4.15%, 1/24/29	655,000	647,757
Westpac Banking Corp., 2.35%, 2/19/25	185,000	182,694
Westpac Banking Corp., 2.15%, 6/3/31	410,000	355,317
		57,329,953
Beverages — 1.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36	1,884,000	1,861,885
Anheuser-Busch InBev Finance, Inc., 4.70%, 2/1/36	164,000	162,075
Anheuser-Busch InBev Worldwide, Inc., 4.90%, 1/23/31	225,000	231,101
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39	662,000	874,679
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 1/23/39	461,000	485,343
Anheuser-Busch InBev Worldwide, Inc., 4.35%, 6/1/40	964,000	890,065
Brown-Forman Corp., 4.75%, 4/15/33	1,548,000	1,563,719
Coca-Cola Co., 1.65%, 6/1/30	125,000	108,732
Coca-Cola Co., 1.375%, 3/15/31	1,049,000	876,353
Keurig Dr. Pepper, Inc., 2.55%, 9/15/26	60,000	57,744
Keurig Dr. Pepper, Inc., 3.20%, 5/1/30	649,000	605,068
Molson Coors Beverage Co., 3.00%, 7/15/26	1,241,000	1,207,551
PepsiCo, Inc., 1.625%, 5/1/30	737,000	641,735
PepsiCo, Inc., 1.95%, 10/21/31	185,000	158,713
		9,724,763
Biotechnology — 0.9%
AbbVie, Inc., 2.60%, 11/21/24	200,000	198,797
AbbVie, Inc., 3.20%, 11/21/29	542,000	513,718
AbbVie, Inc., 5.05%, 3/15/34	600,000	618,506
AbbVie, Inc., 4.55%, 3/15/35	1,725,000	1,702,534
AbbVie, Inc., 4.50%, 5/14/35	2,974,000	2,925,036
AbbVie, Inc., 4.30%, 5/14/36	200,000	191,711
4

Avantis Core Fixed Income ETF
	Principal Amount/Shares	Value
Amgen, Inc., 5.25%, 3/2/25	$130,000	$130,055
Amgen, Inc., 5.15%, 11/15/41	425,000	416,150
Amgen, Inc., 5.60%, 3/2/43	50,000	51,131
Gilead Sciences, Inc., 5.65%, 12/1/41	375,000	392,437
		7,140,075
Broadline Retail — 0.2%
Amazon.com, Inc., 5.20%, 12/3/25	700,000	706,352
Amazon.com, Inc., 4.70%, 12/1/32	570,000	584,157
eBay, Inc., 6.30%, 11/22/32	565,000	619,430
		1,909,939
Capital Markets — 1.9%
Affiliated Managers Group, Inc., 3.30%, 6/15/30	185,000	170,057
Ameriprise Financial, Inc., 3.70%, 10/15/24	475,000	473,988
Ameriprise Financial, Inc., 5.70%, 12/15/28	300,000	315,496
Ameriprise Financial, Inc., 5.15%, 5/15/33	814,000	838,427
BlackRock Funding, Inc., 5.00%, 3/14/34	154,000	158,923
BlackRock, Inc., 3.25%, 4/30/29	1,026,000	989,411
BlackRock, Inc., 1.90%, 1/28/31	250,000	215,691
Brookfield Finance, Inc., 3.90%, 1/25/28	1,176,000	1,149,245
Cboe Global Markets, Inc., 3.00%, 3/16/32	690,000	621,847
Charles Schwab Corp., 3.20%, 3/2/27	745,000	722,891
Charles Schwab Corp., 4.00%, 2/1/29	550,000	541,249
CME Group, Inc., 5.30%, 9/15/43	500,000	525,370
Franklin Resources, Inc., 1.60%, 10/30/30	788,000	660,132
Goldman Sachs Group, Inc., 5.70%, 11/1/24	140,000	140,044
Goldman Sachs Group, Inc., 3.50%, 1/23/25	50,000	49,673
Goldman Sachs Group, Inc., 3.50%, 4/1/25	795,000	787,434
Goldman Sachs Group, Inc., 3.85%, 1/26/27	1,835,000	1,808,461
Goldman Sachs Group, Inc., 3.80%, 3/15/30	365,000	352,006
Intercontinental Exchange, Inc., 4.35%, 6/15/29	135,000	134,699
Intercontinental Exchange, Inc., 4.60%, 3/15/33	200,000	199,596
Morgan Stanley, 3.70%, 10/23/24	386,000	385,091
Morgan Stanley, 7.25%, 4/1/32	2,562,000	3,006,833
Nasdaq, Inc., 5.55%, 2/15/34	450,000	468,898
State Street Corp., 3.30%, 12/16/24	200,000	198,898
		14,914,360
Chemicals — 1.7%
CF Industries, Inc., 5.15%, 3/15/34	2,288,000	2,282,709
Dow Chemical Co., 4.80%, 11/30/28	1,351,000	1,370,317
Dow Chemical Co., 9.40%, 5/15/39	375,000	515,593
DuPont de Nemours, Inc., 5.32%, 11/15/38	1,602,000	1,721,130
Eastman Chemical Co., 3.80%, 3/15/25	183,000	181,663
Eastman Chemical Co., 5.75%, 3/8/33	450,000	469,703
LYB International Finance III LLC, 5.625%, 5/15/33	899,000	944,431
Mosaic Co., 5.375%, 11/15/28	250,000	256,783
Mosaic Co., 5.45%, 11/15/33(1)	1,909,000	1,949,813
Nutrien Ltd., 2.95%, 5/13/30	622,000	572,811
RPM International, Inc., 4.55%, 3/1/29	1,034,000	1,028,382
Westlake Corp., 3.60%, 8/15/26	570,000	558,879
Westlake Corp., 3.375%, 6/15/30	1,945,000	1,821,025
		13,673,239
Commercial Services and Supplies — 0.2%
Cintas Corp. No. 2, 3.45%, 5/1/25	1,266,000	1,252,562
5

Avantis Core Fixed Income ETF
	Principal Amount/Shares	Value
Republic Services, Inc., 5.00%, 4/1/34	$300,000	$305,350
Waste Management, Inc., 4.625%, 2/15/30	265,000	269,093
		1,827,005
Communications Equipment — 0.4%
Cisco Systems, Inc., 2.95%, 2/28/26	211,000	206,932
Cisco Systems, Inc., 5.90%, 2/15/39	339,000	375,296
Cisco Systems, Inc., 5.50%, 1/15/40	2,363,000	2,508,440
		3,090,668
Construction and Engineering — 0.1%
Quanta Services, Inc., 2.90%, 10/1/30	991,000	900,407
Quanta Services, Inc., 2.35%, 1/15/32	250,000	210,979
		1,111,386
Consumer Finance — 0.3%
American Express Co., 3.00%, 10/30/24	495,000	494,037
American Express Co., 3.95%, 8/1/25	844,000	837,489
Capital One Financial Corp., 3.80%, 1/31/28	931,000	903,541
		2,235,067
Consumer Staples Distribution & Retail — 1.4%
Costco Wholesale Corp., 1.75%, 4/20/32	516,000	432,047
Dollar General Corp., 4.625%, 11/1/27	797,000	791,898
Dollar General Corp., 4.125%, 5/1/28	600,000	585,919
Dollar General Corp., 5.00%, 11/1/32	450,000	441,796
Dollar Tree, Inc., 4.20%, 5/15/28	2,449,000	2,404,423
Kroger Co., 7.50%, 4/1/31	60,000	68,937
Target Corp., 2.65%, 9/15/30	1,081,000	995,842
Target Corp., 4.50%, 9/15/32	550,000	553,480
Target Corp., 6.50%, 10/15/37	3,320,000	3,828,937
Walmart, Inc., 3.55%, 6/26/25	747,000	741,298
Walmart, Inc., 4.10%, 4/15/33(1)	465,000	460,515
		11,305,092
Containers and Packaging — 0.1%
Sonoco Products Co., 2.85%, 2/1/32	494,000	427,571
Diversified Consumer Services — 0.1%
Novant Health, Inc., 2.64%, 11/1/36	536,000	428,293
Trustees of Princeton University, 5.70%, 3/1/39	607,000	686,606
		1,114,899
Diversified REITs — 0.8%
American Homes 4 Rent LP, 4.25%, 2/15/28	1,092,000	1,073,654
Boston Properties LP, 3.65%, 2/1/26	250,000	244,595
Invitation Homes Operating Partnership LP, 2.70%, 1/15/34	205,000	167,966
Prologis LP, 2.25%, 4/15/30	1,785,000	1,596,686
Prologis LP, 1.625%, 3/15/31	325,000	270,740
Simon Property Group LP, 5.50%, 3/8/33	621,000	649,158
Simon Property Group LP, 6.75%, 2/1/40	350,000	397,421
Simon Property Group LP, 4.75%, 3/15/42	1,815,000	1,681,400
Ventas Realty LP, 3.50%, 2/1/25	401,000	397,367
		6,478,987
Diversified Telecommunication Services — 0.8%
AT&T, Inc., 2.25%, 2/1/32	200,000	168,737
AT&T, Inc., 4.90%, 8/15/37	150,000	146,009
Deutsche Telekom International Finance BV, 8.75%, 6/15/30	2,158,000	2,595,184
Sprint Capital Corp., 6.875%, 11/15/28	431,000	467,156
Sprint Capital Corp., 8.75%, 3/15/32	116,000	143,233
6

Avantis Core Fixed Income ETF
	Principal Amount/Shares	Value
Verizon Communications, Inc., 3.15%, 3/22/30	$65,000	$60,661
Verizon Communications, Inc., 2.55%, 3/21/31	627,000	551,788
Verizon Communications, Inc., 5.05%, 5/9/33	100,000	101,831
Verizon Communications, Inc., 4.50%, 8/10/33	392,000	381,372
Verizon Communications, Inc., 6.40%, 9/15/33	500,000	551,021
Verizon Communications, Inc., 4.40%, 11/1/34	1,287,000	1,235,851
Verizon Communications, Inc., 2.85%, 9/3/41	200,000	146,541
		6,549,384
Electric Utilities — 4.6%
AEP Texas, Inc., 5.40%, 6/1/33	150,000	151,630
Alabama Power Co., 5.85%, 11/15/33	150,000	161,440
Alabama Power Co., 6.00%, 3/1/39	200,000	217,708
American Electric Power Co., Inc., 2.30%, 3/1/30	200,000	177,266
American Electric Power Co., Inc., 5.95%, 11/1/32	1,076,000	1,145,993
Berkshire Hathaway Energy Co., 5.95%, 5/15/37	165,000	178,442
CenterPoint Energy Houston Electric LLC, 6.95%, 3/15/33	1,966,000	2,251,780
Commonwealth Edison Co., 5.90%, 3/15/36	2,627,000	2,856,535
Constellation Energy Generation LLC, 6.125%, 1/15/34	168,000	180,676
Constellation Energy Generation LLC, 6.25%, 10/1/39	400,000	434,687
Constellation Energy Generation LLC, 5.60%, 6/15/42	230,000	230,218
DTE Electric Co., 2.25%, 3/1/30	1,145,000	1,026,537
DTE Electric Co., Series C, 2.625%, 3/1/31	616,000	550,482
Duke Energy Carolinas LLC, Series A, 6.00%, 12/1/28	1,439,000	1,530,960
Duke Energy Ohio, Inc., 2.125%, 6/1/30	310,000	272,555
Duke Energy Ohio, Inc., 5.25%, 4/1/33	250,000	257,044
Edison International, 4.95%, 4/15/25	100,000	99,705
Enel Americas SA, 4.00%, 10/25/26	85,000	83,776
Entergy Arkansas LLC, 4.00%, 6/1/28	599,000	592,061
Entergy Louisiana LLC, 3.05%, 6/1/31	302,000	272,725
Eversource Energy, 5.50%, 1/1/34	200,000	204,279
Exelon Corp., 4.95%, 6/15/35	399,000	392,516
Florida Power & Light Co., 5.30%, 6/15/34	1,030,000	1,073,794
MidAmerican Energy Co., 6.75%, 12/30/31	1,126,000	1,301,804
MidAmerican Energy Co., 5.35%, 1/15/34	100,000	104,816
National Grid USA, 5.80%, 4/1/35	100,000	103,570
Nevada Power Co., series N, 6.65%, 4/1/36	1,175,000	1,315,007
NextEra Energy Capital Holdings, Inc., 6.05%, 3/1/25	921,000	925,102
NextEra Energy Capital Holdings, Inc., 2.25%, 6/1/30	1,974,000	1,743,735
NextEra Energy Capital Holdings, Inc., 5.00%, 7/15/32	100,000	101,330
Northern States Power Co., 6.25%, 6/1/36	2,089,000	2,330,472
Pacific Gas & Electric Co., 5.55%, 5/15/29	1,035,000	1,065,598
Pacific Gas & Electric Co., 5.80%, 5/15/34	1,600,000	1,647,848
PacifiCorp, 2.70%, 9/15/30	490,000	440,172
PPL Electric Utilities Corp., 5.00%, 5/15/33	788,000	800,147
PPL Electric Utilities Corp., 6.25%, 5/15/39	1,758,000	1,986,247
Public Service Electric & Gas Co., 4.90%, 12/15/32	300,000	305,859
Puget Energy, Inc., 4.10%, 6/15/30	307,000	292,743
Southern California Edison Co., 6.65%, 4/1/29	500,000	539,343
Southern California Edison Co., 6.05%, 3/15/39	616,000	662,612
Southern California Edison Co., Series 2004-B, 6.00%, 1/15/34	550,000	593,855
Southern California Edison Co., Series 2005-E, 5.35%, 7/15/35	500,000	514,766
Southern Co., 5.70%, 3/15/34	502,000	529,910
Southern Co. Gas Capital Corp., 5.15%, 9/15/32	100,000	102,379
7

Avantis Core Fixed Income ETF
	Principal Amount/Shares	Value
Union Electric Co., 2.95%, 3/15/30	$2,041,000	$1,887,711
Virginia Electric & Power Co., 5.30%, 8/15/33	150,000	154,199
Virginia Electric & Power Co., Series B, 6.00%, 1/15/36	896,000	967,877
Wisconsin Power & Light Co., 3.00%, 7/1/29	422,000	397,765
Xcel Energy, Inc., 3.30%, 6/1/25	160,000	157,668
Xcel Energy, Inc., 5.45%, 8/15/33	680,000	695,358
		36,010,702
Electronic Equipment, Instruments and Components — 0.1%
Flex Ltd., 3.75%, 2/1/26	100,000	98,326
Trimble, Inc., 4.90%, 6/15/28	500,000	503,224
		601,550
Energy Equipment and Services — 0.3%
Halliburton Co., 7.45%, 9/15/39	1,373,000	1,678,386
Schlumberger Investment SA, 2.65%, 6/26/30	477,000	435,282
Schlumberger Investment SA, 4.85%, 5/15/33	420,000	426,630
		2,540,298
Entertainment — 0.2%
Netflix, Inc., 4.875%, 4/15/28	520,000	530,455
Take-Two Interactive Software, Inc., 3.55%, 4/14/25	150,000	148,480
TWDC Enterprises 18 Corp., Series B, 7.00%, 3/1/32	640,000	738,360
		1,417,295
Financial Services — 1.7%
Apollo Global Management, Inc., 6.375%, 11/15/33	2,593,000	2,855,869
Corebridge Financial, Inc., 3.90%, 4/5/32	400,000	370,534
Equitable Holdings, Inc., 4.35%, 4/20/28	550,000	543,316
Equitable Holdings, Inc., 5.59%, 1/11/33	675,000	698,463
Fidelity National Information Services, Inc., 1.15%, 3/1/26	250,000	237,314
Fidelity National Information Services, Inc., 5.10%, 7/15/32	285,000	291,988
Fiserv, Inc., 4.20%, 10/1/28	50,000	49,418
Global Payments, Inc., 2.90%, 5/15/30	355,000	319,712
Mastercard, Inc., 3.35%, 3/26/30	200,000	191,554
Mastercard, Inc., 2.00%, 11/18/31	27,000	23,116
National Rural Utilities Cooperative Finance Corp., 3.70%, 3/15/29	272,000	264,055
National Rural Utilities Cooperative Finance Corp., 5.80%, 1/15/33	2,158,000	2,306,275
PayPal Holdings, Inc., 2.85%, 10/1/29	500,000	465,686
Visa, Inc., 4.15%, 12/14/35	4,750,000	4,614,288
		13,231,588
Food Products — 1.6%
Archer-Daniels-Midland Co., 3.25%, 3/27/30	2,236,000	2,112,702
Archer-Daniels-Midland Co., 4.50%, 8/15/33	1,031,000	1,018,150
Bunge Ltd. Finance Corp., 3.25%, 8/15/26	220,000	214,542
Campbell Soup Co., 4.15%, 3/15/28	754,000	747,654
Conagra Brands, Inc., 5.30%, 11/1/38	2,447,000	2,410,723
General Mills, Inc., 4.20%, 4/17/28	719,000	714,873
General Mills, Inc., 4.95%, 3/29/33	100,000	100,901
Hershey Co., 0.90%, 6/1/25	465,000	451,894
Ingredion, Inc., 2.90%, 6/1/30	1,035,000	952,034
J.M. Smucker Co., 4.25%, 3/15/35	850,000	799,588
Kellanova, 5.25%, 3/1/33	190,000	196,342
Kraft Heinz Foods Co., 6.875%, 1/26/39	335,000	387,504
Kraft Heinz Foods Co., 5.00%, 6/4/42	1,284,000	1,212,245
Mondelez International, Inc., 1.50%, 2/4/31	1,234,000	1,026,475
Tyson Foods, Inc., 3.55%, 6/2/27	250,000	244,032
8

Avantis Core Fixed Income ETF
	Principal Amount/Shares	Value
Tyson Foods, Inc., 4.35%, 3/1/29	$255,000	$252,169
		12,841,828
Gas Utilities — 0.1%
Southern California Gas Co., 2.55%, 2/1/30	504,000	456,273
Southern California Gas Co., 5.20%, 6/1/33	100,000	102,845
		559,118
Ground Transportation — 1.6%
Burlington Northern Santa Fe LLC, 5.75%, 5/1/40	940,000	1,000,899
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41	240,000	238,168
Canadian National Railway Co., 3.85%, 8/5/32	1,170,000	1,113,368
Canadian National Railway Co., 6.25%, 8/1/34	5,576,000	6,277,292
CSX Corp., 4.10%, 11/15/32	745,000	722,131
Ryder System, Inc., 5.65%, 3/1/28	600,000	619,475
Ryder System, Inc., 5.25%, 6/1/28	920,000	939,438
Union Pacific Corp., 3.25%, 1/15/25	700,000	694,843
Union Pacific Corp., 2.80%, 2/14/32	173,000	155,115
Union Pacific Corp., 4.50%, 1/20/33	501,000	500,669
		12,261,398
Health Care Equipment and Supplies — 1.2%
Abbott Laboratories, 6.00%, 4/1/39	605,000	685,947
Baxter International, Inc., 3.95%, 4/1/30	450,000	436,300
Becton Dickinson & Co., 3.70%, 6/6/27	363,000	355,771
Boston Scientific Corp., 6.50%, 11/15/35	100,000	114,232
DH Europe Finance II SARL, 2.20%, 11/15/24	1,645,000	1,634,589
DH Europe Finance II SARL, 3.25%, 11/15/39	240,000	198,829
Edwards Lifesciences Corp., 4.30%, 6/15/28	1,773,000	1,752,619
GE HealthCare Technologies, Inc., 5.55%, 11/15/24(1)	157,000	156,969
GE HealthCare Technologies, Inc., 5.86%, 3/15/30	545,000	576,441
Medtronic, Inc., 4.375%, 3/15/35	2,800,000	2,743,444
Smith & Nephew PLC, 2.03%, 10/14/30	448,000	385,611
		9,040,752
Health Care Providers and Services — 2.6%
Advocate Health & Hospitals Corp., Series 2020, 2.21%, 6/15/30	240,000	213,440
Aetna, Inc., 6.75%, 12/15/37	1,875,000	2,089,964
Cencora, Inc., 2.80%, 5/15/30	415,000	377,426
Cencora, Inc., 2.70%, 3/15/31	100,000	88,689
Cigna Group, 5.40%, 3/15/33	400,000	414,363
Cigna Group, 5.25%, 2/15/34	100,000	102,171
Cigna Group, 4.80%, 8/15/38	1,628,000	1,561,891
CommonSpirit Health, 2.78%, 10/1/30	400,000	358,793
CVS Health Corp., 5.125%, 2/21/30	485,000	492,772
CVS Health Corp., 5.25%, 2/21/33	1,026,000	1,032,578
CVS Health Corp., 5.30%, 6/1/33	400,000	401,898
Elevance Health, Inc., 3.35%, 12/1/24	406,000	403,897
Elevance Health, Inc., 5.35%, 10/15/25	300,000	301,910
Elevance Health, Inc., 6.375%, 6/15/37	735,000	817,558
HCA, Inc., 5.375%, 2/1/25	270,000	269,669
HCA, Inc., 5.25%, 6/15/26	839,000	842,183
HCA, Inc., 4.50%, 2/15/27	705,000	702,429
HCA, Inc., 5.625%, 9/1/28	251,000	258,925
HCA, Inc., 4.125%, 6/15/29	1,329,000	1,297,038
HCA, Inc., 3.625%, 3/15/32	100,000	90,944
Humana, Inc., 4.50%, 4/1/25	200,000	199,025
9

Avantis Core Fixed Income ETF
	Principal Amount/Shares	Value
Humana, Inc., 3.95%, 3/15/27	$300,000	$295,534
Humana, Inc., 4.875%, 4/1/30	658,000	664,192
Humana, Inc., 2.15%, 2/3/32	870,000	721,828
Humana, Inc., 5.875%, 3/1/33	540,000	567,918
Humana, Inc., 5.95%, 3/15/34	200,000	211,591
UnitedHealth Group, Inc., 5.00%, 4/15/34	200,000	203,292
UnitedHealth Group, Inc., 6.50%, 6/15/37	2,722,000	3,112,573
UnitedHealth Group, Inc., 6.875%, 2/15/38	1,616,000	1,916,486
UnitedHealth Group, Inc., 4.375%, 3/15/42	150,000	136,620
UnitedHealth Group, Inc., 3.95%, 10/15/42	261,000	224,391
		20,371,988
Health Care REITs — 0.4%
Alexandria Real Estate Equities, Inc., 3.45%, 4/30/25	700,000	693,227
Alexandria Real Estate Equities, Inc., 3.375%, 8/15/31	600,000	548,865
Healthpeak OP LLC, 4.00%, 6/1/25	286,000	283,417
Healthpeak OP LLC, 5.25%, 12/15/32	250,000	254,442
Welltower OP LLC, 4.00%, 6/1/25	630,000	624,545
Welltower OP LLC, 4.25%, 4/1/26	880,000	874,382
		3,278,878
Hotels, Restaurants and Leisure — 0.9%
Expedia Group, Inc., 4.625%, 8/1/27	1,011,000	1,014,084
Expedia Group, Inc., 3.25%, 2/15/30	1,765,000	1,647,979
Hyatt Hotels Corp., 4.85%, 3/15/26	880,000	878,537
Marriott International, Inc., 5.55%, 10/15/28	1,226,000	1,272,252
McDonald's Corp., 4.70%, 12/9/35	886,000	880,858
McDonald's Corp., 6.30%, 10/15/37	222,000	249,248
McDonald's Corp., 6.30%, 3/1/38	674,000	754,637
		6,697,595
Household Durables — 0.1%
Lennar Corp., 5.25%, 6/1/26	200,000	201,293
Lennar Corp., 5.00%, 6/15/27	696,000	702,084
		903,377
Household Products — 0.1%
Procter & Gamble Co., 5.55%, 3/5/37	515,000	567,936
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp., 1.375%, 1/15/26	365,000	347,787
Industrial Conglomerates — 1.1%
3M Co., 5.70%, 3/15/37(1)	931,000	1,012,430
Eaton Corp., 4.15%, 3/15/33	970,000	943,423
Honeywell International, Inc., 5.00%, 2/15/33	1,196,000	1,231,471
Honeywell International, Inc., 5.00%, 3/1/35	1,500,000	1,539,461
Honeywell International, Inc., 5.70%, 3/15/37	3,915,000	4,248,297
		8,975,082
Insurance — 2.8%
Allstate Corp., 5.25%, 3/30/33	2,449,000	2,535,427
American International Group, Inc., 5.125%, 3/27/33	170,000	173,472
American International Group, Inc., 6.25%, 5/1/36	1,050,000	1,153,932
Aon Corp., 2.80%, 5/15/30	440,000	401,120
Aon Corp./Aon Global Holdings PLC, 5.35%, 2/28/33	490,000	505,590
Athene Holding Ltd., 4.125%, 1/12/28	444,000	435,512
Chubb Corp., Series 1, 6.50%, 5/15/38	150,000	173,953
Chubb INA Holdings LLC, 3.15%, 3/15/25	2,646,000	2,619,802
Chubb INA Holdings LLC, 1.375%, 9/15/30	340,000	288,677
10

Avantis Core Fixed Income ETF
	Principal Amount/Shares	Value
Chubb INA Holdings LLC, 5.00%, 3/15/34	$450,000	$461,311
Cincinnati Financial Corp., 6.125%, 11/1/34	1,895,000	2,027,322
Hartford Financial Services Group, Inc., 2.80%, 8/19/29	405,000	373,046
Hartford Financial Services Group, Inc., 6.10%, 10/1/41	471,000	504,896
Marsh & McLennan Cos., Inc., 3.50%, 3/10/25	345,000	342,196
Marsh & McLennan Cos., Inc., 4.75%, 3/15/39	450,000	437,792
MetLife, Inc., 3.60%, 11/13/25	851,000	841,720
MetLife, Inc., 4.125%, 8/13/42	605,000	525,930
Principal Financial Group, Inc., 6.05%, 10/15/36	3,009,000	3,282,040
Prudential Financial, Inc., 6.625%, 6/21/40	665,000	755,944
Prudential Financial, Inc., Series D, 5.70%, 12/14/36	746,000	797,120
Prudential Funding Asia PLC, 3.125%, 4/14/30	1,282,000	1,192,791
Willis North America, Inc., 4.50%, 9/15/28	2,174,000	2,164,410
		21,994,003
Interactive Media and Services — 0.2%
Meta Platforms, Inc., 3.85%, 8/15/32	1,242,000	1,190,276
IT Services — 0.7%
Booz Allen Hamilton, Inc., 5.95%, 8/4/33	210,000	222,566
International Business Machines Corp., 3.50%, 5/15/29	350,000	337,566
International Business Machines Corp., 1.95%, 5/15/30	1,809,000	1,583,340
International Business Machines Corp., 4.40%, 7/27/32	800,000	789,213
International Business Machines Corp., 5.60%, 11/30/39	1,005,000	1,062,640
Leidos, Inc., 4.375%, 5/15/30	1,135,000	1,104,499
Leidos, Inc., 5.75%, 3/15/33	145,000	150,831
		5,250,655
Leisure Products — 0.1%
Hasbro, Inc., 3.50%, 9/15/27	571,000	549,918
Life Sciences Tools and Services — 0.5%
Revvity, Inc., 3.30%, 9/15/29	125,000	117,048
Thermo Fisher Scientific, Inc., 5.00%, 1/31/29	350,000	359,963
Thermo Fisher Scientific, Inc., 2.60%, 10/1/29	315,000	291,626
Thermo Fisher Scientific, Inc., 4.98%, 8/10/30	2,850,000	2,947,914
Thermo Fisher Scientific, Inc., 5.20%, 1/31/34	191,000	199,113
		3,915,664
Machinery — 1.4%
Caterpillar, Inc., 5.20%, 5/27/41	1,154,000	1,179,076
CNH Industrial Capital LLC, 5.50%, 1/12/29	1,970,000	2,038,101
IDEX Corp., 3.00%, 5/1/30	277,000	254,166
John Deere Capital Corp., 4.75%, 1/20/28	280,000	284,566
John Deere Capital Corp., Series 1, 5.05%, 6/12/34	95,000	97,781
John Deere Capital Corp., Series I, 5.15%, 9/8/33	738,000	769,571
Nordson Corp., 5.80%, 9/15/33	100,000	106,661
Oshkosh Corp., 4.60%, 5/15/28	1,698,000	1,700,231
Parker-Hannifin Corp., 3.25%, 6/14/29	120,000	113,920
Parker-Hannifin Corp., 4.20%, 11/21/34	698,000	667,166
Stanley Black & Decker, Inc., 6.00%, 3/6/28	2,303,000	2,415,043
Westinghouse Air Brake Technologies Corp., 3.20%, 6/15/25	1,076,000	1,058,784
		10,685,066
Media — 1.5%
Comcast Corp., 2.65%, 2/1/30	2,092,000	1,914,818
Comcast Corp., 3.40%, 4/1/30	200,000	189,636
Comcast Corp., 4.25%, 10/15/30	415,000	410,452
Comcast Corp., 5.50%, 11/15/32	165,000	174,280
11

Avantis Core Fixed Income ETF
	Principal Amount/Shares	Value
Comcast Corp., 7.05%, 3/15/33	$280,000	$324,138
Comcast Corp., 5.65%, 6/15/35	400,000	424,132
Comcast Corp., 3.20%, 7/15/36	60,000	50,704
Comcast Corp., 3.90%, 3/1/38	520,000	461,164
Fox Corp., 4.71%, 1/25/29	135,000	135,981
Fox Corp., 5.48%, 1/25/39	2,014,000	2,008,224
Interpublic Group of Cos., Inc., 4.75%, 3/30/30	460,000	463,007
Interpublic Group of Cos., Inc., 5.375%, 6/15/33	400,000	406,210
Walt Disney Co., 3.35%, 3/24/25	175,000	173,492
Walt Disney Co., 6.55%, 3/15/33	500,000	565,761
Walt Disney Co., 6.40%, 12/15/35	2,469,000	2,803,323
Walt Disney Co., 6.65%, 11/15/37	1,361,000	1,586,931
		12,092,253
Metals and Mining — 0.6%
BHP Billiton Finance USA Ltd., 4.90%, 2/28/33	2,117,000	2,145,632
Kinross Gold Corp., 4.50%, 7/15/27	95,000	94,632
Newmont Corp., 2.60%, 7/15/32(1)	60,000	52,400
Newmont Corp., 5.875%, 4/1/35	1,126,000	1,212,409
Steel Dynamics, Inc., 3.25%, 1/15/31	931,000	848,384
		4,353,457
Multi-Utilities — 0.9%
CenterPoint Energy, Inc., 5.40%, 6/1/29	1,230,000	1,265,188
Consolidated Edison Co. of New York, Inc., Series 2005-A, 5.30%, 3/1/35	350,000	363,315
Consumers Energy Co., 4.625%, 5/15/33(1)	1,867,000	1,856,190
Dominion Energy, Inc., 4.25%, 6/1/28	250,000	247,206
Dominion Energy, Inc., 5.375%, 11/15/32	475,000	489,436
Dominion Energy, Inc., Series A, 3.30%, 3/15/25	100,000	98,937
NiSource, Inc., 5.25%, 3/30/28	155,000	158,511
NiSource, Inc., 2.95%, 9/1/29	504,000	467,157
NiSource, Inc., 3.60%, 5/1/30	100,000	94,861
Public Service Enterprise Group, Inc., 5.875%, 10/15/28	400,000	418,596
San Diego Gas & Electric Co., 1.70%, 10/1/30	1,528,000	1,305,726
Sempra, 6.00%, 10/15/39	350,000	367,648
		7,132,771
Oil, Gas and Consumable Fuels — 6.0%
Boardwalk Pipelines LP, 4.95%, 12/15/24	100,000	99,804
Boardwalk Pipelines LP, 5.95%, 6/1/26	605,000	614,829
Boardwalk Pipelines LP, 4.80%, 5/3/29	1,101,000	1,101,539
BP Capital Markets America, Inc., 3.94%, 9/21/28	200,000	196,984
BP Capital Markets America, Inc., 3.63%, 4/6/30	1,074,000	1,034,294
BP Capital Markets America, Inc., 4.81%, 2/13/33	945,000	945,758
BP Capital Markets America, Inc., 4.89%, 9/11/33	1,021,000	1,027,264
BP Capital Markets America, Inc., 4.99%, 4/10/34	985,000	995,824
Burlington Resources LLC, 7.40%, 12/1/31	836,000	970,525
Canadian Natural Resources Ltd., 5.85%, 2/1/35	2,065,000	2,147,266
Chevron USA, Inc., 6.00%, 3/1/41	2,414,000	2,673,469
ConocoPhillips, 6.50%, 2/1/39	1,629,000	1,870,373
Continental Resources, Inc., 4.375%, 1/15/28	530,000	520,157
DCP Midstream Operating LP, 8.125%, 8/16/30	760,000	892,481
Devon Energy Corp., 5.25%, 9/15/24	725,000	724,544
Devon Energy Corp., 4.50%, 1/15/30	920,000	910,984
Devon Energy Corp., 5.60%, 7/15/41	250,000	244,142
Diamondback Energy, Inc., 3.125%, 3/24/31	360,000	325,024
12

Avantis Core Fixed Income ETF
	Principal Amount/Shares	Value
Diamondback Energy, Inc., 6.25%, 3/15/33	$465,000	$499,788
Enbridge Energy Partners LP, Seires B, 7.50%, 4/15/38	650,000	779,523
Enbridge, Inc., 3.125%, 11/15/29	830,000	774,403
Energy Transfer LP, 2.90%, 5/15/25	50,000	49,201
Energy Transfer LP, 4.95%, 5/15/28	825,000	832,297
Energy Transfer LP, 6.10%, 12/1/28	300,000	316,995
Energy Transfer LP, 5.25%, 4/15/29	185,000	189,208
Energy Transfer LP, 5.75%, 2/15/33	450,000	468,240
Energy Transfer LP, 4.90%, 3/15/35	100,000	97,478
Equinor ASA, 1.75%, 1/22/26	366,000	353,013
Equinor ASA, 7.25%, 9/23/27	924,000	1,002,513
Equinor ASA, 3.125%, 4/6/30	474,000	445,703
Exxon Mobil Corp., 3.04%, 3/1/26	217,000	213,215
Exxon Mobil Corp., 3.48%, 3/19/30	100,000	96,336
Exxon Mobil Corp., 2.61%, 10/15/30	2,030,000	1,852,846
Hess Corp., 7.875%, 10/1/29	847,000	968,463
Hess Corp., 7.30%, 8/15/31	450,000	513,736
Hess Corp., 5.60%, 2/15/41	945,000	966,852
Kinder Morgan, Inc., 4.30%, 6/1/25	300,000	298,260
Kinder Morgan, Inc., 5.30%, 12/1/34	1,845,000	1,856,864
Marathon Oil Corp., 6.60%, 10/1/37	970,000	1,086,291
Marathon Petroleum Corp., 4.70%, 5/1/25	705,000	702,377
MPLX LP, 4.875%, 12/1/24	100,000	99,846
MPLX LP, 2.65%, 8/15/30	1,202,000	1,074,770
MPLX LP, 5.00%, 3/1/33	365,000	361,404
Phillips 66 Co., 5.30%, 6/30/33	400,000	409,562
Plains All American Pipeline LP/PAA Finance Corp., 4.50%, 12/15/26	450,000	447,944
Plains All American Pipeline LP/PAA Finance Corp., 6.65%, 1/15/37	664,000	721,086
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	40,000	40,025
Sabine Pass Liquefaction LLC, 5.00%, 3/15/27	1,016,000	1,023,116
Sabine Pass Liquefaction LLC, 5.90%, 9/15/37	200,000	210,974
Shell International Finance BV, 3.25%, 5/11/25	277,000	274,322
Shell International Finance BV, 2.75%, 4/6/30	2,087,000	1,927,443
Shell International Finance BV, 6.375%, 12/15/38	550,000	628,403
Targa Resources Corp., 6.125%, 3/15/33	585,000	621,754
Targa Resources Corp., 6.50%, 3/30/34	155,000	169,242
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.875%, 1/15/29	250,000	257,069
TotalEnergies Capital International SA, 2.43%, 1/10/25	219,000	216,908
TransCanada PipeLines Ltd., 6.20%, 3/9/26	286,000	286,034
TransCanada PipeLines Ltd., 4.25%, 5/15/28	366,000	362,186
TransCanada PipeLines Ltd., 7.625%, 1/15/39	1,106,000	1,347,594
Valero Energy Corp., 6.625%, 6/15/37	1,163,000	1,286,066
Valero Energy Partners LP, 4.50%, 3/15/28	893,000	889,214
Williams Cos., Inc., 4.00%, 9/15/25	2,076,000	2,057,300
Williams Cos., Inc., 3.75%, 6/15/27	100,000	97,955
Williams Cos., Inc., 4.90%, 3/15/29	100,000	101,123
Williams Cos., Inc., 2.60%, 3/15/31	60,000	52,473
Williams Cos., Inc., 5.65%, 3/15/33	350,000	363,693
		46,986,369
Paper and Forest Products — 0.0%
Georgia-Pacific LLC, 8.875%, 5/15/31	250,000	310,475
Passenger Airlines — 0.2%
Southwest Airlines Co., 5.125%, 6/15/27	1,173,000	1,183,229
13

Avantis Core Fixed Income ETF
	Principal Amount/Shares	Value
Southwest Airlines Co., 2.625%, 2/10/30(1)	$772,000	$690,887
		1,874,116
Personal Care Products — 0.8%
Estee Lauder Cos., Inc., 4.65%, 5/15/33	150,000	149,767
Estee Lauder Cos., Inc., 5.00%, 2/14/34(1)	2,265,000	2,307,599
Estee Lauder Cos., Inc., 6.00%, 5/15/37	1,475,000	1,626,239
Unilever Capital Corp., 5.90%, 11/15/32	1,725,000	1,895,424
		5,979,029
Pharmaceuticals — 3.2%
Astrazeneca Finance LLC, 4.85%, 2/26/29	200,000	204,833
Astrazeneca Finance LLC, 2.25%, 5/28/31	811,000	707,444
AstraZeneca PLC, 4.00%, 1/17/29	1,025,000	1,017,307
AstraZeneca PLC, 1.375%, 8/6/30	245,000	208,732
Bristol-Myers Squibb Co., 1.45%, 11/13/30	729,000	616,308
Bristol-Myers Squibb Co., 2.95%, 3/15/32	680,000	611,129
Bristol-Myers Squibb Co., 5.90%, 11/15/33	430,000	468,608
Bristol-Myers Squibb Co., 5.20%, 2/22/34	3,675,000	3,813,303
Bristol-Myers Squibb Co., 4.125%, 6/15/39	485,000	439,480
Eli Lilly & Co., 4.70%, 2/27/33	265,000	269,133
GlaxoSmithKline Capital, Inc., 5.375%, 4/15/34	547,000	582,756
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38	1,970,000	2,257,750
Johnson & Johnson, 0.55%, 9/1/25	90,000	86,624
Johnson & Johnson, 4.375%, 12/5/33	180,000	183,323
Johnson & Johnson, 3.625%, 3/3/37	1,020,000	930,594
Johnson & Johnson, 5.85%, 7/15/38	1,632,000	1,834,128
Merck & Co., Inc., 1.45%, 6/24/30	280,000	239,829
Merck & Co., Inc., 2.15%, 12/10/31	560,000	482,324
Merck & Co., Inc., 4.50%, 5/17/33	55,000	55,087
Merck & Co., Inc., 2.35%, 6/24/40	600,000	428,294
Merck & Co., Inc., 4.15%, 5/18/43	450,000	401,399
Merck & Co., Inc., 4.90%, 5/17/44	2,465,000	2,416,079
Pfizer Investment Enterprises Pte. Ltd., 4.65%, 5/19/30	931,000	946,778
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 5/19/33	175,000	176,024
Pfizer, Inc., 7.20%, 3/15/39	525,000	642,380
Royalty Pharma PLC, 2.20%, 9/2/30	1,209,000	1,047,815
Wyeth LLC, 6.50%, 2/1/34	1,210,000	1,371,232
Wyeth LLC, 5.95%, 4/1/37	2,756,000	3,013,720
		25,452,413
Professional Services — 0.2%
Automatic Data Processing, Inc., 1.25%, 9/1/30	152,000	129,096
Verisk Analytics, Inc., 4.125%, 3/15/29	1,020,000	1,007,188
		1,136,284
Residential REITs — 0.6%
AvalonBay Communities, Inc., 3.20%, 1/15/28	882,000	848,302
Camden Property Trust, 2.80%, 5/15/30	1,146,000	1,049,664
UDR, Inc., 2.10%, 8/1/32	1,813,000	1,476,101
UDR, Inc., 1.90%, 3/15/33	1,221,000	963,015
		4,337,082
Retail REITs — 0.4%
Kimco Realty OP LLC, 2.80%, 10/1/26	789,000	760,600
Kimco Realty OP LLC, 1.90%, 3/1/28	667,000	608,529
Realty Income Corp., 3.65%, 1/15/28	332,000	323,044
Realty Income Corp., 3.25%, 1/15/31	500,000	459,487
14

Avantis Core Fixed Income ETF
	Principal Amount/Shares	Value
Realty Income Corp., 5.625%, 10/13/32	$215,000	$225,636
Realty Income Corp., 2.85%, 12/15/32	540,000	464,624
		2,841,920
Semiconductors and Semiconductor Equipment — 1.6%
Applied Materials, Inc., 5.85%, 6/15/41	2,000,000	2,198,785
Broadcom, Inc., 4.30%, 11/15/32	1,134,000	1,095,644
Broadcom, Inc., 2.60%, 2/15/33(2)	691,000	579,474
Broadcom, Inc., 4.93%, 5/15/37(2)	340,000	332,335
Intel Corp., 4.15%, 8/5/32	975,000	914,227
KLA Corp., 4.10%, 3/15/29	263,000	261,814
KLA Corp., 4.65%, 7/15/32	996,000	1,006,247
Lam Research Corp., 3.75%, 3/15/26	797,000	788,890
Marvell Technology, Inc., 2.95%, 4/15/31	980,000	875,999
Micron Technology, Inc., 4.19%, 2/15/27	1,218,000	1,206,124
Micron Technology, Inc., 6.75%, 11/1/29	450,000	489,849
Micron Technology, Inc., 4.66%, 2/15/30	530,000	529,223
Micron Technology, Inc., 5.875%, 2/9/33	250,000	263,209
NXP BV/NXP Funding LLC, 5.55%, 12/1/28	504,000	520,452
NXP BV/NXP Funding LLC/NXP USA, Inc., 5.00%, 1/15/33	280,000	280,229
QUALCOMM, Inc., 4.65%, 5/20/35	100,000	100,914
Texas Instruments, Inc., 4.90%, 3/14/33	350,000	363,003
Texas Instruments, Inc., 3.875%, 3/15/39	752,000	691,626
Xilinx, Inc., 2.375%, 6/1/30	235,000	211,024
		12,709,068
Software — 0.8%
Autodesk, Inc., 2.85%, 1/15/30	2,112,000	1,948,070
Microsoft Corp., 3.50%, 2/12/35	983,000	926,868
Microsoft Corp., 3.45%, 8/8/36	1,210,000	1,107,150
Microsoft Corp., 4.10%, 2/6/37	150,000	147,382
Oracle Corp., 4.65%, 5/6/30	100,000	100,726
Oracle Corp., 3.25%, 5/15/30	592,000	552,324
Oracle Corp., 2.875%, 3/25/31	1,433,000	1,282,890
Oracle Corp., 3.90%, 5/15/35	65,000	58,703
Oracle Corp., 3.85%, 7/15/36	280,000	246,360
Oracle Corp., 3.80%, 11/15/37	147,000	126,441
Roper Technologies, Inc., 1.40%, 9/15/27	135,000	123,607
		6,620,521
Specialized REITs — 0.8%
American Tower Corp., 2.75%, 1/15/27	350,000	335,063
American Tower Corp., 3.60%, 1/15/28	210,000	203,146
American Tower Corp., 2.90%, 1/15/30	1,317,000	1,206,367
American Tower Corp., 1.875%, 10/15/30	60,000	50,944
American Tower Corp., 5.65%, 3/15/33	160,000	166,849
American Tower Corp., 5.55%, 7/15/33	771,000	799,650
Crown Castle, Inc., 5.60%, 6/1/29	600,000	622,342
Crown Castle, Inc., 3.10%, 11/15/29	300,000	277,477
Crown Castle, Inc., 2.10%, 4/1/31	1,894,000	1,590,001
Crown Castle, Inc., 5.10%, 5/1/33	110,000	109,997
Equinix, Inc., 1.25%, 7/15/25	252,000	243,622
Equinix, Inc., 1.00%, 9/15/25	50,000	48,081
Equinix, Inc., 2.90%, 11/18/26	175,000	169,071
Equinix, Inc., 2.00%, 5/15/28	592,000	541,434
Weyerhaeuser Co., 4.00%, 11/15/29	150,000	145,608
		6,509,652
15

Avantis Core Fixed Income ETF
	Principal Amount/Shares	Value
Specialty Retail — 0.8%
AutoZone, Inc., 4.75%, 2/1/33	$300,000	$296,342
Home Depot, Inc., 4.00%, 9/15/25	500,000	497,873
Home Depot, Inc., 5.875%, 12/16/36	1,970,000	2,168,803
Home Depot, Inc., 5.95%, 4/1/41	935,000	1,031,453
Lowe's Cos., Inc., 4.50%, 4/15/30	500,000	501,035
Lowe's Cos., Inc., 3.75%, 4/1/32	120,000	112,802
Lowe's Cos., Inc., 5.00%, 4/15/33	60,000	61,033
Lowe's Cos., Inc., 5.50%, 10/15/35	500,000	525,079
O'Reilly Automotive, Inc., 4.35%, 6/1/28	725,000	722,081
		5,916,501
Technology Hardware, Storage and Peripherals — 0.8%
Dell International LLC/EMC Corp., 5.85%, 7/15/25	100,000	100,728
Dell International LLC/EMC Corp., 5.75%, 2/1/33(1)	2,184,000	2,315,761
Dell, Inc., 6.50%, 4/15/38	1,500,000	1,632,698
Hewlett Packard Enterprise Co., 6.20%, 10/15/35	1,868,000	2,012,031
HP, Inc., 4.75%, 1/15/28	50,000	50,532
HP, Inc., 5.50%, 1/15/33(1)	280,000	289,723
		6,401,473
Textiles, Apparel and Luxury Goods — 0.3%
NIKE, Inc., 2.85%, 3/27/30	2,729,000	2,542,899
Trading Companies and Distributors — 0.0%
Air Lease Corp., 3.625%, 12/1/27	321,000	311,293
Transportation Infrastructure — 0.1%
FedEx Corp. Pass-Through Trust, Series 2020-1, Class AA, 1.875%, 8/20/35	874,154	752,421
Water Utilities — 0.0%
American Water Capital Corp., 2.30%, 6/1/31	300,000	259,311
Wireless Telecommunication Services — 0.7%
Sprint LLC, 7.625%, 3/1/26	300,000	309,531
T-Mobile USA, Inc., 4.80%, 7/15/28	165,000	166,890
T-Mobile USA, Inc., 2.55%, 2/15/31	1,228,000	1,078,671
T-Mobile USA, Inc., 2.25%, 11/15/31	706,000	599,361
Vodafone Group PLC, 6.25%, 11/30/32	200,000	219,812
Vodafone Group PLC, 6.15%, 2/27/37	2,735,000	2,970,594
Vodafone Group PLC, 5.00%, 5/30/38	375,000	370,230
		5,715,089
TOTAL CORPORATE BONDS (Cost $488,810,299)		493,681,165
U.S. TREASURY SECURITIES — 24.7%
U.S. Treasury Bonds, 1.125%, 5/15/40	3,150,000	2,039,994
U.S. Treasury Bonds, 1.125%, 8/15/40	7,200,000	4,621,922
U.S. Treasury Bonds, 1.375%, 11/15/40	5,250,000	3,488,789
U.S. Treasury Bonds, 1.875%, 2/15/41	8,274,000	5,953,240
U.S. Treasury Bonds, 2.25%, 5/15/41	9,450,000	7,186,245
U.S. Treasury Bonds, 2.00%, 11/15/41	12,786,000	9,232,641
U.S. Treasury Bonds, 2.75%, 8/15/42	11,950,000	9,645,424
U.S. Treasury Bonds, 3.125%, 2/15/43	10,640,000	9,030,700
U.S. Treasury Bonds, 2.875%, 5/15/43	12,450,000	10,133,619
U.S. Treasury Bonds, 3.625%, 8/15/43	10,850,000	9,871,381
U.S. Treasury Bonds, 3.625%, 2/15/44	3,750,000	3,402,979
U.S. Treasury Notes, 0.375%, 9/15/24	11,750,000	11,731,056
U.S. Treasury Notes, 2.125%, 9/30/24	6,500,000	6,484,912
U.S. Treasury Notes, 0.625%, 10/15/24	8,400,000	8,355,176
16

Avantis Core Fixed Income ETF
	Principal Amount/Shares	Value
U.S. Treasury Notes, 0.75%, 11/15/24	$8,800,000	$8,725,033
U.S. Treasury Notes, 1.50%, 11/30/24	14,450,000	14,331,190
U.S. Treasury Notes, 2.125%, 11/30/24	8,950,000	8,888,720
U.S. Treasury Notes, 4.50%, 11/30/24	7,250,000	7,241,769
U.S. Treasury Notes, 2.25%, 12/31/24	12,600,000	12,488,582
U.S. Treasury Notes, 1.375%, 1/31/25	6,900,000	6,801,762
U.S. Treasury Notes, 2.50%, 1/31/25	739,500	732,417
U.S. Treasury Notes, 1.50%, 2/15/25(3)	10,350,000	10,196,112
U.S. Treasury Notes, 2.00%, 2/15/25	7,650,000	7,554,159
U.S. Treasury Notes, 0.625%, 5/15/30	3,500,000	2,940,068
U.S. Treasury Notes, 4.125%, 8/31/30	6,900,000	7,024,793
U.S. Treasury Notes, 2.75%, 8/15/32	6,750,000	6,243,618
TOTAL U.S. TREASURY SECURITIES (Cost $194,406,777)		194,346,301
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 18.4%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 18.4%
GNMA, 4.00%, TBA(4)	12,000,000	11,472,598
GNMA, 4.00%, TBA(4)	4,000,000	3,826,387
GNMA, 5.00%, TBA(4)	6,500,000	6,485,147
GNMA, 5.00%, TBA	4,000,000	3,988,984
GNMA, 5.00%, TBA(4)	2,000,000	1,996,680
GNMA, 5.50%, TBA(4)	5,500,000	5,536,925
GNMA, 5.50%, TBA	5,000,000	5,032,591
GNMA, 5.50%, TBA	4,500,000	4,529,157
GNMA, 6.00%, TBA(4)	4,000,000	4,059,689
GNMA, 6.00%, TBA	4,000,000	4,057,814
GNMA, 6.00%, TBA	3,000,000	3,042,423
UMBS, 2.00%, TBA(4)	5,500,000	4,978,402
UMBS, 3.00%, TBA	10,000,000	8,872,857
UMBS, 3.00%, TBA(4)	8,500,000	7,558,530
UMBS, 3.00%, TBA(4)	5,000,000	4,747,791
UMBS, 3.00%, TBA(4)	2,500,000	2,376,532
UMBS, 4.00%, TBA(4)	14,500,000	13,770,399
UMBS, 4.00%, TBA(4)	10,000,000	9,490,186
UMBS, 4.00%, TBA(4)	4,000,000	3,949,468
UMBS, 4.00%, TBA(4)	2,000,000	1,973,484
UMBS, 4.50%, TBA(4)	4,000,000	3,993,194
UMBS, 4.50%, TBA(4)	3,000,000	2,996,302
UMBS, 5.00%, TBA	7,000,000	6,950,708
UMBS, 5.00%, TBA(4)	4,000,000	3,972,146
UMBS, 5.00%, TBA	3,500,000	3,476,721
UMBS, 5.50%, TBA(4)	7,000,000	7,048,625
UMBS, 5.50%, TBA(4)	2,500,000	2,517,561
UMBS, 6.00%, TBA	2,500,000	2,546,281
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $144,516,387)		145,247,582
U.S. GOVERNMENT AGENCY SECURITIES — 1.6%
Federal Farm Credit Banks Funding Corp., 4.75%, 2/21/25	745,000	744,505
FHLB, 5.00%, 2/28/25	350,000	350,224
FHLB, 5.50%, 1/26/26	1,000,000	998,723
FHLB, 3.25%, 11/16/28	820,000	803,304
FHLMC, 4.00%, 11/25/24	436,000	434,838
FHLMC, 1.50%, 2/12/25	400,000	394,081
FHLMC, 0.375%, 7/21/25	600,000	579,182
17

Avantis Core Fixed Income ETF
	Principal Amount/Shares	Value
FHLMC, 0.65%, 10/27/25	$680,000	$653,746
FHLMC, 6.75%, 9/15/29	135,000	153,461
FNMA, 1.625%, 1/7/25	864,000	853,970
FNMA, 0.50%, 6/17/25	490,000	474,782
FNMA, 2.125%, 4/24/26	985,000	955,678
FNMA, 6.25%, 5/15/29	315,000	349,031
FNMA, 7.25%, 5/15/30	610,000	715,051
FNMA, 6.625%, 11/15/30	347,000	398,028
Tennessee Valley Authority, 0.75%, 5/15/25	843,000	820,064
Tennessee Valley Authority, 7.125%, 5/1/30	1,032,000	1,201,952
Tennessee Valley Authority, 5.50%, 6/15/38	350,000	388,992
Tennessee Valley Authority, 5.25%, 9/15/39	886,000	952,969
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $12,178,757)		12,222,581
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.6%
Japan — 0.1%
Japan Bank for International Cooperation, 1.75%, 10/17/24	1,000,000	995,711
Supranational — 0.3%
Asian Development Bank, 2.00%, 4/24/26	1,135,000	1,097,215
Asian Infrastructure Investment Bank, 3.375%, 6/29/25	985,000	975,344
European Investment Bank, 4.75%, 6/15/29	350,000	364,754
		2,437,313
Sweden — 0.2%
Svensk Exportkredit AB, 3.625%, 9/3/24	500,000	500,000
Svensk Exportkredit AB, 0.625%, 5/14/25	364,000	353,912
Svensk Exportkredit AB, 2.25%, 3/22/27	450,000	430,871
		1,284,783
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $4,699,794)		4,717,807
SHORT-TERM INVESTMENTS — 10.5%
Money Market Funds — 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class(5)	4,149,767	4,149,767
State Street Navigator Securities Lending Government Money Market Portfolio(6)	5,439,648	5,439,648
		9,589,415
Treasury Bills(7) — 9.3%
U.S. Treasury Bills, 5.41%, 9/3/24	$4,750,000	4,750,000
U.S. Treasury Bills, 5.46%, 9/5/24	9,000,000	8,997,393
U.S. Treasury Bills, 5.43%, 9/10/24	7,500,000	7,492,391
U.S. Treasury Bills, 5.44%, 9/12/24	1,000,000	998,696
U.S. Treasury Bills, 5.44%, 9/17/24	9,000,000	8,981,763
U.S. Treasury Bills, 5.44%, 9/19/24	11,500,000	11,473,294
U.S. Treasury Bills, 5.40%, 9/24/24	8,000,000	7,975,871
U.S. Treasury Bills, 5.43%, 10/1/24	2,850,000	2,838,537
U.S. Treasury Bills, 5.28%, 10/15/24	10,000,000	9,940,442
U.S. Treasury Bills, 5.30%, 10/22/24	10,000,000	9,930,413
		73,378,800
TOTAL SHORT-TERM INVESTMENTS (Cost $82,967,033)		82,968,215
TOTAL INVESTMENT SECURITIES — 118.5% (Cost $927,579,047)		933,183,651
OTHER ASSETS AND LIABILITIES — (18.5)%		(145,558,725)
TOTAL NET ASSETS — 100.0%		$787,624,926

18

Avantis Core Fixed Income ETF

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury Long Bonds	40	December 2024	$4,925,000	$(48,359)
U.S. Treasury Ultra Bonds	26	December 2024	3,430,375	(51,363)
			$8,355,375	$(99,722)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America Investment Grade Index Series 42	Sell	1.00%	6/20/29	$16,000,000	$322,335	$64,826	$387,161
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	–	Credit Derivatives Indexes
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	–	Uniform Mortgage-Backed Securities
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $5,279,712. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $911,809, which represented 0.1% of total net assets.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $838,129.
(4)Collateral has been received at the custodian bank for collateral requirements on forward commitments. At the period end, the aggregate value of securities received was $655,851.
(5)Includes securities purchased with cash collateral received at the custodian bank for collateral requirements on forward commitments. At the period end, the aggregate value of cash deposits received was $981,058.
(6)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $5,439,648.
(7)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

See Notes to Financial Statements.
19

AUGUST 31, 2024

Avantis Core Municipal Fixed Income ETF
	Principal Amount/Shares	Value
MUNICIPAL SECURITIES — 98.7%
Alabama — 1.2%
Alabama Federal Aid Highway Finance Authority Rev., 5.00%, 9/1/24(1)	$100,000	$100,000
Alabama Public School & College Authority Rev., 5.00%, 11/1/37	200,000	221,883
Alabama Public School & College Authority Rev., 4.00%, 11/1/38	150,000	152,506
Alabama Public School & College Authority Rev., 5.00%, 11/1/39	250,000	275,334
Alabama Public School & College Authority Rev., 4.00%, 11/1/40	700,000	703,221
Water Works Board of the City of Birmingham Rev., 4.00%, 1/1/41	300,000	298,152
		1,751,096
Arizona — 0.4%
Phoenix GO, 5.00%, 7/1/25	85,000	86,581
Pima County Sewer System Rev., 5.00%, 7/1/25(1)	5,000	5,091
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/31	60,000	64,201
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/35	70,000	74,280
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/38	40,000	41,646
Salt River Project Agricultural Improvement & Power District Rev., 4.00%, 1/1/39	200,000	204,169
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/39	65,000	68,489
		544,457
California — 10.3%
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/42	500,000	512,709
California Infrastructure & Economic Development Bank Rev., (University of California), 5.00%, 5/15/42	160,000	168,773
California State Public Works Board Rev., (State of California), 5.00%, 5/1/25	40,000	40,611
California State Public Works Board Rev., (State of California), 5.00%, 9/1/27	75,000	75,135
California State Public Works Board Rev., (State of California), 5.00%, 5/1/28	170,000	172,295
California State Public Works Board Rev., (State of California), 5.00%, 9/1/32	100,000	100,234
California State University Rev., 5.00%, 11/1/36	200,000	206,414
Coast Community College District GO, 5.00%, 8/15/25, Prerefunded at 100% of Par(1)	40,000	40,946
Coast Community College District GO, 5.00%, 8/15/25, Prerefunded at 100% of Par(1)	75,000	76,774
Coast Community College District GO, Capital Appreciation, 0.00%, 8/1/27 (AGM)(2)	50,000	46,124
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/30	135,000	137,046
Eastern Municipal Water District Financing Authority Rev., (Eastern Municipal Water District), 4.00%, 7/1/38	60,000	62,228
Fresno Unified School District GO, 4.00%, 8/1/41	300,000	300,437
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., 5.00%, 7/1/37	60,000	63,382
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., 5.00%, 7/1/38	105,000	110,657
Los Angeles County Public Works Financing Authority Rev., (County of Los Angeles CA), 5.00%, 12/1/39	650,000	652,627
Los Angeles County Public Works Financing Authority Rev., (County of Los Angeles CA), 4.00%, 12/1/40	210,000	210,031
Los Angeles County Sanitation Districts Financing Authority Rev., (Los Angeles County Sanitation District No. 20), 4.00%, 10/1/42	300,000	299,772
Los Angeles Department of Airports Rev., 5.00%, 5/15/39	200,000	219,064
Los Angeles Department of Airports Rev., 4.00%, 5/15/40	75,000	77,137
Los Angeles Department of Airports Rev., 5.00%, 5/15/40	65,000	70,937
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System Rev.), 5.00%, 7/1/27	35,000	35,038
Los Angeles Department of Water & Power System Rev., (Los Angeles Department of Water & Power Power System Rev.), 5.00%, 7/1/40	75,000	82,775
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/40	125,000	142,093
Los Angeles Unified School District GO, 3.00%, 7/1/35	45,000	42,913
Los Angeles Unified School District GO, 4.00%, 7/1/40	70,000	71,606
Los Angeles Unified School District GO, 5.00%, 7/1/40	225,000	227,784
Los Angeles Unified School District GO, 3.00%, 7/1/45	150,000	126,722
Municipal Improvement Corp. of Los Angeles Rev., (City of Los Angeles CA), 5.00%, 11/1/24	80,000	80,266
Municipal Improvement Corp. of Los Angeles Rev., (City of Los Angeles CA), 5.00%, 11/1/31	180,000	187,749
Municipal Improvement Corp. of Los Angeles Rev., (City of Los Angeles CA), 4.00%, 11/1/33	225,000	229,488
20

Avantis Core Municipal Fixed Income ETF
	Principal Amount/Shares	Value
Municipal Improvement Corp. of Los Angeles Rev., (City of Los Angeles CA), 4.00%, 11/1/35	$100,000	$101,347
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/26 (AGM)	120,000	122,781
Peralta Community College District GO, 4.00%, 8/1/39	85,000	84,998
Perris Union High School District GO, 4.00%, 9/1/43 (AGM)	50,000	50,458
Riverside Unified School District GO, 4.00%, 8/1/42	675,000	677,800
Sacramento Municipal Utility District Rev., 5.00%, 8/15/39	50,000	54,396
San Dieguito Union High School District GO, 4.00%, 2/1/40	2,150,000	2,150,237
San Francisco Bay Area Rapid Transit District GO, 4.00%, 8/1/34	125,000	125,273
San Francisco Bay Area Rapid Transit District GO, 4.00%, 8/1/42	250,000	250,427
San Francisco Public Utilities Commission Water Rev., 4.00%, 11/1/35	10,000	10,022
Santa County Clara GO, 3.50%, 8/1/38	175,000	170,938
Santa County Clara GO, 3.25%, 8/1/39	50,000	48,001
State of California GO, 5.00%, 8/1/27	200,000	204,137
State of California GO, 5.00%, 9/1/28	400,000	408,963
State of California GO, 5.00%, 8/1/29	110,000	114,699
State of California GO, 3.00%, 9/1/29	260,000	260,301
State of California GO, 5.00%, 9/1/31	50,000	52,054
State of California GO, 5.00%, 3/1/32	375,000	378,770
State of California GO, 4.00%, 9/1/32	110,000	111,910
State of California GO, 4.00%, 9/1/33	60,000	60,922
State of California GO, 4.00%, 9/1/33	300,000	304,611
State of California GO, 4.00%, 9/1/33	455,000	461,994
State of California GO, 5.00%, 8/1/34	435,000	442,538
State of California GO, 4.00%, 10/1/34	40,000	41,814
State of California GO, 3.00%, 10/1/35	300,000	283,306
State of California GO, 4.00%, 10/1/35	200,000	211,937
State of California GO, 4.00%, 3/1/36	145,000	150,973
State of California GO, 4.00%, 10/1/36	50,000	51,693
State of California GO, 4.00%, 11/1/36	50,000	52,151
State of California GO, 4.00%, 8/1/37	100,000	101,335
State of California GO, 5.00%, 10/1/37	300,000	300,609
State of California GO, 4.00%, 10/1/39	200,000	204,842
State of California Department of Water Resources Rev., 5.00%, 12/1/24, Prerefunded at 100% of Par(1)	135,000	135,711
Sweetwater Union High School District GO, 4.00%, 8/1/42	505,000	500,556
University of California Rev., 5.00%, 5/15/29	35,000	35,523
University of California Rev., 5.00%, 5/15/34	50,000	53,794
University of California Rev., 5.00%, 5/15/36	65,000	68,269
University of California Rev., 5.00%, 5/15/38	30,000	33,255
University of California Rev., 4.00%, 5/15/40	310,000	318,561
University of California Rev., 5.00%, 5/15/40	450,000	455,379
Vernon Electric System Rev., 5.00%, 4/1/28	275,000	293,251
		14,810,303
Colorado — 1.4%
City & County of Denver Airport System Rev., 5.00%, 11/15/24	30,000	30,116
E-470 Public Highway Authority Rev., Capital Appreciation, 0.00%, 9/1/24 (NPFG)(2)	55,000	55,000
E-470 Public Highway Authority Rev., Capital Appreciation, 0.00%, 9/1/30 (NPFG)(2)	80,000	65,541
Regional Transportation District COP, 4.00%, 6/1/40	140,000	139,065
State of Colorado COP, 5.00%, 12/15/32	50,000	56,057
State of Colorado COP, 4.00%, 12/15/35	50,000	52,175
State of Colorado COP, 4.00%, 12/15/37	40,000	41,119
State of Colorado COP, 4.00%, 12/15/40	1,500,000	1,520,493
University of Colorado Rev., 4.00%, 6/1/43	80,000	78,897
		2,038,463
21

Avantis Core Municipal Fixed Income ETF
	Principal Amount/Shares	Value
Connecticut — 1.9%
Connecticut State Health & Educational Facilities Authority Rev., (Quinnipiac University), 4.125%, 7/1/41	$275,000	$275,149
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/42	400,000	405,510
State of Connecticut GO, 5.00%, 11/15/31	30,000	30,636
State of Connecticut GO, 5.00%, 10/15/34	50,000	51,617
State of Connecticut GO, 4.00%, 1/15/37	75,000	78,353
State of Connecticut GO, 4.00%, 1/15/38	170,000	177,052
State of Connecticut GO, 4.00%, 4/15/38	225,000	226,959
State of Connecticut, Special Tax Rev., 5.00%, 9/1/28	55,000	57,410
State of Connecticut, Special Tax Rev., 5.00%, 9/1/29	40,000	41,671
State of Connecticut, Special Tax Rev., 5.00%, 5/1/32	90,000	102,387
State of Connecticut, Special Tax Rev., 5.00%, 10/1/33	60,000	64,591
State of Connecticut, Special Tax Rev., 4.00%, 5/1/36	665,000	687,428
State of Connecticut, Special Tax Rev., 5.00%, 5/1/37	75,000	82,372
State of Connecticut, Special Tax Rev., 4.00%, 11/1/39	70,000	71,556
State of Connecticut, Special Tax Rev., 3.125%, 5/1/40	75,000	67,387
State of Connecticut, Special Tax Rev., 5.00%, 5/1/41	210,000	229,396
University of Connecticut Rev., 4.00%, 4/15/38	95,000	96,140
		2,745,614
District of Columbia — 3.4%
District of Columbia GO, 5.00%, 6/1/35	265,000	277,630
District of Columbia GO, 5.00%, 6/1/36	100,000	104,568
District of Columbia GO, 4.00%, 6/1/37	100,000	101,716
District of Columbia GO, 5.00%, 6/1/37	100,000	104,330
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/34	450,000	465,459
District of Columbia Rev., (Income Tax Revenue), 4.00%, 3/1/37	360,000	370,316
District of Columbia Rev., (Income Tax Revenue), 5.00%, 3/1/38	100,000	109,538
District of Columbia Rev., (Income Tax Revenue), 4.00%, 3/1/40	1,315,000	1,324,170
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/1/36	200,000	208,756
Washington Metropolitan Area Transit Authority Rev., 3.00%, 7/15/36	125,000	118,760
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/15/37	85,000	93,750
Washington Metropolitan Area Transit Authority Rev., 4.00%, 7/15/38	480,000	498,181
Washington Metropolitan Area Transit Authority Rev., 4.00%, 7/15/39	165,000	169,586
Washington Metropolitan Area Transit Authority Rev., 4.00%, 7/15/40	390,000	395,418
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/1/42	585,000	604,120
		4,946,298
Florida — 8.1%
Broward County Airport System Rev., 4.00%, 10/1/42	700,000	689,183
Broward County Water & Sewer Utility Rev., 4.00%, 10/1/42	480,000	487,138
Cape Coral Water & Sewer Rev., 5.00%, 10/1/39	105,000	109,268
Central Florida Expressway Authority Rev., 4.00%, 7/1/31	100,000	100,993
Central Florida Expressway Authority Rev., 3.25%, 7/1/36	60,000	56,840
Central Florida Expressway Authority Rev., 4.00%, 7/1/37	150,000	150,450
Central Florida Expressway Authority Rev., 4.00%, 7/1/38	65,000	65,105
Central Florida Expressway Authority Rev., 4.00%, 7/1/39	250,000	250,194
Central Florida Expressway Authority Rev., 4.00%, 7/1/41	135,000	133,706
Florida Municipal Power Agency Rev., (Florida Municipal Power Agency All-Requirements Power Supply Project Rev.), 5.00%, 10/1/28	160,000	166,809
Florida Municipal Power Agency Rev., (Florida Municipal Power Agency All-Requirements Power Supply Project Rev.), 5.00%, 10/1/30	310,000	322,173
Fort Lauderdale Water & Sewer Rev., 4.00%, 9/1/43	275,000	275,022
Gainesville Utilities System Rev., 5.00%, 10/1/37	55,000	57,477
Hillsborough County School Board COP, 5.00%, 7/1/26	105,000	106,587
JEA Water & Sewer System Rev., 4.00%, 10/1/39	300,000	301,174
22

Avantis Core Municipal Fixed Income ETF
	Principal Amount/Shares	Value
Miami Beach Rev., 5.00%, 9/1/40	$2,820,000	$2,859,019
Miami-Dade County GO, 4.00%, 7/1/33	50,000	50,011
Miami-Dade County GO, 5.00%, 7/1/38	100,000	103,222
Miami-Dade County GO, 4.00%, 7/1/42	500,000	499,323
Miami-Dade County Aviation Rev., 5.00%, 10/1/28	135,000	140,458
Miami-Dade County Aviation Rev., 5.00%, 10/1/37	85,000	85,241
Miami-Dade County Educational Facilities Authority Rev., (University of Miami), 5.00%, 4/1/40	705,000	709,399
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/25	200,000	200,730
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/39	250,000	250,147
Miami-Dade County Transit System Rev., 4.00%, 7/1/38	295,000	295,853
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/24	50,000	50,071
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/35	920,000	940,690
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/36	500,000	510,829
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/38	140,000	142,022
Orange County Convention Center Rev., 4.00%, 10/1/36	50,000	50,137
Orange County Convention Center/Orlando Rev., 5.00%, 10/1/24	80,000	80,117
Orange County Convention Center/Orlando Rev., 4.00%, 10/1/34	115,000	115,203
Orange County Convention Center/Orlando Rev., 4.00%, 10/1/36	150,000	150,410
Palm Beach County School District COP, 5.00%, 8/1/29	130,000	140,082
Palm Beach County School District COP, 5.00%, 8/1/31	110,000	111,959
Port State Lucie Utility System Rev., 4.00%, 9/1/36	130,000	130,401
School Board of Miami-Dade County COP, 5.00%, 2/1/25	60,000	60,437
School Board of Miami-Dade County COP, 5.00%, 2/1/27	80,000	81,878
School Board of Miami-Dade County COP, 5.00%, 2/1/29	60,000	61,425
School Board of Miami-Dade County COP, 5.00%, 5/1/30	60,000	60,706
School Board of Miami-Dade County COP, 5.00%, 5/1/32	190,000	192,310
Tampa Bay Water Rev., 5.50%, 10/1/24 (NPFG)	55,000	55,087
Tampa-Hillsborough County Expressway Authority Rev., 4.00%, 7/1/42	250,000	243,034
		11,642,320
Georgia — 2.2%
Atlanta Water & Wastewater Rev., 5.00%, 11/1/40	880,000	887,047
DeKalb County Water & Sewerage Rev., 5.25%, 10/1/32 (AGM)	75,000	78,098
Fulton County Water & Sewerage Rev., 3.00%, 1/1/40	150,000	132,088
Gwinnett County School District GO, 4.00%, 2/1/37	200,000	210,586
Metropolitan Atlanta Rapid Transit Authority Rev., 3.25%, 7/1/37	45,000	43,484
Metropolitan Atlanta Rapid Transit Authority Rev., 3.25%, 7/1/39	260,000	242,397
Private Colleges & Universities Authority Rev., (Emory University), 4.00%, 9/1/38	250,000	257,097
Private Colleges & Universities Authority Rev., (Emory University), 4.00%, 10/1/38	110,000	110,306
Private Colleges & Universities Authority Rev., (Emory University), 4.00%, 9/1/39	50,000	51,326
Private Colleges & Universities Authority Rev., (Emory University), 4.00%, 9/1/41	235,000	239,497
State of Georgia GO, 4.00%, 7/1/36	855,000	883,356
		3,135,282
Hawaii — 0.4%
City & County Honolulu Wastewater System Rev., 3.00%, 7/1/41	90,000	78,720
City & County Honolulu Wastewater System Rev., 4.00%, 7/1/42	160,000	160,478
City & County of Honolulu GO, 5.00%, 3/1/25	45,000	45,481
State of Hawaii GO, 5.00%, 10/1/30	60,000	64,084
State of Hawaii GO, 5.00%, 1/1/36	35,000	37,101
State of Hawaii GO, 5.00%, 1/1/38	75,000	79,280
State of Hawaii Airports System Rev., 5.00%, 7/1/33	35,000	38,928
		504,072
Idaho — 0.1%
Idaho Housing & Finance Association Rev., 4.00%, 7/15/38	160,000	162,233
23

Avantis Core Municipal Fixed Income ETF
	Principal Amount/Shares	Value
Illinois — 7.7%
Chicago GO, 5.00%, 1/1/34	$65,000	$71,105
Chicago GO, 5.00%, 1/1/34	200,000	216,391
Chicago GO, 4.00%, 1/1/36	145,000	145,371
Chicago O'Hare International Airport Rev., 5.00%, 1/1/30	45,000	45,237
Chicago O'Hare International Airport Rev., 5.00%, 1/1/31	100,000	100,514
Chicago O'Hare International Airport Rev., 5.00%, 1/1/32	25,000	25,503
Chicago O'Hare International Airport Rev., 5.00%, 1/1/32	170,000	170,814
Chicago O'Hare International Airport Rev., 5.00%, 1/1/34	25,000	25,478
Chicago O'Hare International Airport Rev., 5.00%, 1/1/35	90,000	93,270
Chicago O'Hare International Airport Rev., 5.00%, 1/1/36	115,000	117,043
Chicago O'Hare International Airport Rev., 4.00%, 1/1/37	100,000	101,773
Chicago O'Hare International Airport Rev., 5.00%, 1/1/37	160,000	165,348
Chicago O'Hare International Airport Rev., 5.00%, 1/1/41	300,000	303,819
Chicago Waterworks Rev., 5.00%, 11/1/39	945,000	946,135
City of Chicago GO, 5.00%, 1/1/33	375,000	406,008
Cook County GO, 5.00%, 11/15/25	55,000	56,410
Cook County Sales Tax Rev., 4.00%, 11/15/39	1,000,000	995,626
Cook County Sales Tax Rev., 4.00%, 11/15/40	285,000	281,805
Cook County Sales Tax Rev., 4.00%, 11/15/41	100,000	98,449
Illinois Finance Authority Rev., (DePaul University), 4.00%, 10/1/40	135,000	133,116
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 7/1/32	115,000	120,193
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 7/1/33	100,000	104,435
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 4.00%, 7/1/37	225,000	232,280
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 4.00%, 7/1/38	90,000	92,864
Illinois Municipal Electric Agency Rev., 5.00%, 2/1/26	150,000	152,814
Illinois Municipal Electric Agency Rev., 5.00%, 2/1/27	250,000	254,090
Illinois Municipal Electric Agency Rev., 5.00%, 2/1/29	140,000	142,252
Illinois Municipal Electric Agency Rev., 4.00%, 2/1/33	510,000	510,845
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/25	100,000	100,666
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/30	135,000	150,483
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/38	655,000	658,268
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/40	135,000	137,343
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/41	75,000	76,695
Illinois State Toll Highway Authority Rev., 4.00%, 1/1/42	135,000	134,239
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/43	190,000	205,797
Illinois State Toll Highway Authority Rev., 4.00%, 1/1/46	230,000	224,484
Metropolitan Pier & Exposition Authority Rev., (State of Illinois McCormick Place Expansion Project Fund), 4.00%, 12/15/42	570,000	563,276
Metropolitan Pier & Exposition Authority Rev., (State of Illinois McCormick Place Expansion Project Fund), 4.00%, 12/15/47	255,000	243,153
Metropolitan Water Reclamation District of Greater Chicago GO, 5.00%, 12/1/25	205,000	210,938
Northern Illinois Municipal Power Agency Rev., 4.00%, 12/1/41	100,000	98,412
Sales Tax Securitization Corp. Rev., 5.00%, 1/1/27	55,000	57,757
Sales Tax Securitization Corp. Rev., 5.00%, 1/1/28	190,000	203,322
Sales Tax Securitization Corp. Rev., 5.00%, 1/1/37 (BAM)	150,000	161,900
Sales Tax Securitization Corp. Rev., 4.00%, 1/1/40 (BAM)	355,000	358,646
Sales Tax Securitization Corp. Rev., 5.00%, 1/1/43	220,000	228,590
Springfield Electric Rev., 4.00%, 3/1/40 (AGM)	20,000	20,003
State of Illinois GO, 5.00%, 5/1/25	150,000	150,198
State of Illinois GO, 5.00%, 7/1/25	135,000	137,167
State of Illinois GO, 5.00%, 12/1/25	115,000	117,804
State of Illinois GO, 5.00%, 2/1/26	40,000	41,112
State of Illinois GO, 5.00%, 2/1/27	200,000	200,272
24

Avantis Core Municipal Fixed Income ETF
	Principal Amount/Shares	Value
State of Illinois GO, 5.00%, 3/1/27	$100,000	$104,976
State of Illinois GO, 5.00%, 10/1/31	100,000	110,340
State of Illinois GO, 5.00%, 3/1/34	40,000	44,048
State of Illinois GO, 5.00%, 5/1/35	35,000	35,036
State of Illinois GO, 5.00%, 5/1/39	150,000	150,134
State of Illinois Rev., 5.00%, 6/15/26	15,000	15,022
		11,049,069
Indiana — 0.5%
Indiana Finance Authority Rev., (CWA Authority, Inc.), 4.00%, 10/1/36	390,000	406,725
Indiana Municipal Power Agency Rev., 5.00%, 1/1/33	50,000	51,842
Indiana Municipal Power Agency Rev., 4.00%, 1/1/42	200,000	200,195
		658,762
Kansas — 0.9%
State of Kansas Department of Transportation Rev., 5.00%, 9/1/33	1,300,000	1,327,454
Kentucky — 0.1%
Kentucky Asset Liability Commission Rev., 5.00%, 9/1/26	50,000	50,000
Kentucky Turnpike Authority Rev., (Kentucky Transportation Cabinet), 5.00%, 7/1/25	125,000	127,314
		177,314
Louisiana — 0.8%
East Baton Rouge Sewerage Commission Rev., 5.00%, 2/1/25, Prerefunded at 100% of Par(1)	85,000	85,737
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (Louisiana Insurance Guaranty Association), 5.00%, 8/15/28	560,000	590,164
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (Louisiana Insurance Guaranty Association), 5.00%, 8/15/29	115,000	120,951
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (Louisiana Insurance Guaranty Association), 5.00%, 8/15/30	120,000	125,864
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (Louisiana Insurance Guaranty Association), 5.00%, 8/15/31	145,000	151,656
State of Louisiana GO, 5.00%, 8/1/27	75,000	78,133
		1,152,505
Maryland — 0.6%
Montgomery County GO, 5.00%, 11/1/24	35,000	35,114
Prince County George's GO, 5.00%, 7/15/31	100,000	107,974
State of Maryland Department of Transportation Rev., 2.125%, 10/1/31	70,000	62,640
State of Maryland Department of Transportation Rev., 4.00%, 10/1/32	690,000	704,656
		910,384
Massachusetts — 2.5%
Massachusetts GO, 5.00%, 2/1/35	50,000	52,241
Massachusetts GO, 3.00%, 7/1/35	100,000	95,845
Massachusetts GO, 5.00%, 9/1/37	50,000	53,338
Massachusetts GO, 4.00%, 12/1/39	50,000	50,098
Massachusetts GO, 4.00%, 11/1/40	275,000	278,975
Massachusetts GO, 5.00%, 11/1/41	55,000	57,360
Massachusetts GO, 4.00%, 4/1/42	645,000	640,003
Massachusetts GO, 5.00%, 11/1/45	75,000	80,707
Massachusetts GO, 5.00%, 11/1/50	75,000	79,800
Massachusetts Bay Transportation Authority Rev., Capital Appreciation, 0.00%, 7/1/31(2)	500,000	404,843
Massachusetts Bay Transportation Authority Sales Tax Rev., 5.00%, 7/1/40	1,000,000	1,010,986
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/47	225,000	227,109
Massachusetts Development Finance Agency Rev., (Northeastern University), 5.00%, 3/1/39	75,000	75,104
Massachusetts Development Finance Agency Rev., (Northeastern University), 5.00%, 10/1/41	135,000	151,288
Massachusetts Development Finance Agency Rev., (Suffolk University), 4.00%, 7/1/39	105,000	99,847
Massachusetts School Building Authority Rev., 5.00%, 8/15/37	60,000	60,887
Massachusetts Transportation Fund Rev., 5.00%, 6/1/25	150,000	152,558
		3,570,989
25

Avantis Core Municipal Fixed Income ETF
	Principal Amount/Shares	Value
Michigan — 2.8%
Michigan Finance Authority Rev., (City of Detroit MI Income Tax Rev.), 4.50%, 10/1/29	$170,000	$170,118
Michigan Finance Authority Rev., (Detroit Public Lighting Authority Utility Users Tax Rev.), 5.00%, 7/1/39	165,000	165,096
Michigan State Building Authority Rev., (State of Michigan), 5.00%, 4/15/30	30,000	30,606
Michigan State Building Authority Rev., (State of Michigan), 5.00%, 4/15/32	450,000	458,255
State of Michigan Trunk Line Rev., 4.00%, 11/15/36	910,000	947,767
State of Michigan Trunk Line Rev., 4.00%, 11/15/37	75,000	77,703
State of Michigan Trunk Line Rev., 4.00%, 11/15/39	500,000	510,388
State of Michigan Trunk Line Rev., 4.00%, 11/15/40	100,000	101,174
State of Michigan Trunk Line Rev., 4.00%, 11/15/41	945,000	952,233
State of Michigan Trunk Line Rev., 4.00%, 11/15/46	475,000	464,291
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/40	200,000	202,673
		4,080,304
Minnesota — 0.1%
Minneapolis-St. Paul Metropolitan Airports Commission Rev., 5.00%, 1/1/31	100,000	104,749
Mississippi — 0.9%
State of Mississippi GO, 5.00%, 10/1/29	1,180,000	1,258,282
Missouri — 0.2%
Missouri Joint Municipal Electric Utility Commission Rev., (Missouri Joint Municipal Electric Utility Commission Prairie State Project Rev.), 5.00%, 12/1/40	275,000	280,929
Nebraska — 0.2%
Omaha Public Power District Rev., 4.00%, 2/1/42	295,000	295,191
Nevada — 1.1%
Clark County GO, 5.00%, 6/1/43	180,000	188,636
Clark County Passenger Facility Charge Rev., 5.00%, 7/1/33	55,000	59,926
Clark County School District GO, 5.00%, 6/15/25	115,000	116,967
Clark County School District GO, 5.00%, 6/15/27	265,000	272,105
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax Rev.), 5.00%, 7/1/43	500,000	521,743
Las Vegas Valley Water District GO, 4.00%, 6/1/39	200,000	200,012
State of Nevada Highway Improvement Rev., 5.00%, 12/1/26	45,000	46,785
State of Nevada Highway Improvement Rev., 5.00%, 12/1/27	50,000	51,965
State of Nevada Highway Improvement Rev., 5.00%, 12/1/31	105,000	110,838
		1,568,977
New Jersey — 2.3%
Hudson County Improvement Authority Rev., (County of Hudson NJ), 4.00%, 10/1/46	100,000	99,089
Hudson County Improvement Authority Rev., (County of Hudson NJ), 4.00%, 10/1/51	150,000	146,477
New Jersey Economic Development Authority Rev., (New Jersey Transit Corp.), 4.00%, 11/1/25	30,000	30,433
New Jersey Economic Development Authority Rev., (New Jersey Transit Corp.), 5.00%, 11/1/26	50,000	52,384
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 6/15/25	250,000	254,317
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 4.25%, 6/15/26	95,000	95,911
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 4.375%, 6/15/27	25,000	25,204
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.00%, 6/15/42	645,000	664,767
New Jersey Economic Development Authority Rev., (State of New Jersey), 4.00%, 6/15/46	315,000	307,457
New Jersey Educational Facilities Authority Rev., (State of New Jersey), 5.00%, 9/1/36	55,000	56,404
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/31	140,000	144,120
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 12/15/27	35,000	37,496
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 6/15/30	100,000	111,500
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 6/15/35	50,000	53,205
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 4.25%, 6/15/40	850,000	875,561
New Jersey Turnpike Authority Rev., 4.00%, 1/1/35	95,000	96,878
New Jersey Turnpike Authority Rev., 4.00%, 1/1/43	200,000	200,195
26

Avantis Core Municipal Fixed Income ETF
	Principal Amount/Shares	Value
State of New Jersey GO, 4.00%, 6/1/30	$100,000	$107,062
		3,358,460
New Mexico — 0.0%
State of New Mexico Severance Tax Permanent Fund Rev., 5.00%, 7/1/31	45,000	51,515
New York — 19.0%
Dutchess County Local Development Corp. Rev., (Vassar College), 5.00%, 7/1/42	20,000	20,648
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/29	60,000	63,164
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/35	100,000	104,354
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/37	160,000	166,636
Hudson Yards Infrastructure Corp. Rev., 4.00%, 2/15/44	610,000	604,685
Long Island Power Authority Rev., 5.00%, 9/1/33	55,000	59,180
Long Island Power Authority Rev., 5.00%, 9/1/38	100,000	106,155
Long Island Power Authority Rev., 5.00%, 9/1/39	350,000	351,369
Long Island Power Authority Rev., 5.00%, 9/1/41	165,000	169,981
Long Island Power Authority Rev., 5.00%, 9/1/42	195,000	203,575
Metropolitan Transportation Authority Rev., 5.00%, 11/15/25	110,000	112,909
Metropolitan Transportation Authority Rev., 5.00%, 11/15/33	200,000	213,463
Metropolitan Transportation Authority Rev., 5.00%, 11/15/35	365,000	376,968
Metropolitan Transportation Authority Rev., 4.00%, 11/15/36	40,000	40,314
Metropolitan Transportation Authority Rev., 5.00%, 11/15/37	40,000	40,338
Metropolitan Transportation Authority Rev., 5.00%, 11/15/39	155,000	155,351
Metropolitan Transportation Authority Rev., 4.00%, 11/15/41 (AGM)	220,000	220,604
Metropolitan Transportation Authority Rev., 5.00%, 11/15/41	100,000	102,052
Metropolitan Transportation Authority Rev., 4.00%, 11/15/42	100,000	98,733
Metropolitan Transportation Authority Rev., (Metropolitan Transportation Authority Dedicated Tax Fund), 5.00%, 11/15/35	510,000	532,868
Metropolitan Transportation Authority Rev., (Metropolitan Transportation Authority Dedicated Tax Fund), 5.25%, 11/15/35	25,000	26,068
Metropolitan Transportation Authority Rev., (Metropolitan Transportation Authority Dedicated Tax Fund), 5.00%, 11/15/42	810,000	837,024
New York City GO, 5.00%, 8/1/25	165,000	165,265
New York City GO, 5.25%, 10/1/30	50,000	53,345
New York City GO, 4.00%, 3/1/33	295,000	295,014
New York City GO, 5.00%, 8/1/37	105,000	108,217
New York City GO, 4.00%, 8/1/39	360,000	360,217
New York City GO, 4.00%, 8/1/40	650,000	654,941
New York City GO, 4.00%, 8/1/41	400,000	401,150
New York City GO, 5.00%, 12/1/41	80,000	82,498
New York City GO, 5.00%, 9/1/42	185,000	203,098
New York City Industrial Development Agency Rev., (Yankee Stadium LLC), 4.00%, 3/1/45 (AGM)	100,000	97,828
New York City Transitional Finance Authority Building Aid Rev., (State of New York), 4.00%, 7/15/36 (ST AID WITHHLDG)	330,000	334,150
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/36	155,000	161,591
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/37	130,000	134,649
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/38	50,000	51,382
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 8/1/41	75,000	75,199
New York Convention Center Development Corp. Rev., (New York City Hotel Unit Fee Rev.), 5.00%, 11/15/40	75,000	75,843
New York State Dormitory Authority Rev., 4.00%, 3/15/43	160,000	159,233
New York State Dormitory Authority Rev., (Fordham University), 5.00%, 7/1/41	1,285,000	1,312,319
New York State Dormitory Authority Rev., (Icahn School of Medicine at Mount Sinai), 5.00%, 7/1/40	115,000	115,367
New York State Dormitory Authority Rev., (New School), 4.00%, 7/1/43	425,000	422,227
New York State Dormitory Authority Rev., (New School), 4.00%, 7/1/47	1,075,000	1,045,876
New York State Dormitory Authority Rev., (New York University), 5.00%, 7/1/34	75,000	76,393
New York State Dormitory Authority Rev., (New York University), 4.00%, 7/1/36	50,000	50,372
27

Avantis Core Municipal Fixed Income ETF
	Principal Amount/Shares	Value
New York State Dormitory Authority Rev., (New York University), 5.00%, 7/1/36	$100,000	$103,800
New York State Dormitory Authority Rev., (New York University), 4.00%, 7/1/40	285,000	288,104
New York State Dormitory Authority Rev., (New York University), 4.00%, 7/1/41	1,420,000	1,420,545
New York State Dormitory Authority Rev., (New York University), 4.00%, 7/1/43	400,000	395,396
New York State Dormitory Authority Rev., (New York University), 4.00%, 7/1/45	500,000	496,026
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/30	100,000	105,563
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/30	500,000	544,150
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/32	420,000	422,537
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	40,000	43,313
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	100,000	108,935
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 2/15/37	75,000	76,868
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/37	145,000	149,754
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 2/15/38	65,000	66,390
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 2/15/39	200,000	203,236
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/39	145,000	147,852
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/40	560,000	587,988
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/40	100,000	101,004
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/41	125,000	134,603
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 3.00%, 3/15/41	530,000	460,154
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/42	100,000	103,144
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/42	550,000	615,816
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/43	250,000	249,115
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/44	200,000	198,436
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 2/15/47	225,000	221,612
New York State Dormitory Authority Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/33	60,000	62,286
New York State Dormitory Authority Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/34	165,000	168,041
New York State Dormitory Authority Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/36	50,000	53,094
New York State Dormitory Authority Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/40	105,000	111,182
New York State Dormitory Authority Rev., (State of New York Sales Tax Rev.), 4.00%, 3/15/43	235,000	235,642
New York State Dormitory Authority Rev., (Trustees of Columbia University in the City of New York), 5.00%, 10/1/38	70,000	74,572
New York State Thruway Authority Rev., 5.00%, 1/1/29	100,000	100,650
New York State Thruway Authority Rev., 4.00%, 1/1/38	100,000	102,310
New York State Thruway Authority Rev., 4.00%, 1/1/39	100,000	101,232
New York State Thruway Authority Rev., 4.00%, 1/1/40	35,000	35,223
New York State Thruway Authority Rev., 4.00%, 1/1/42	700,000	694,910
New York State Thruway Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/37	100,000	102,983
New York State Thruway Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/40	120,000	134,521
New York State Thruway Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/44	225,000	222,778
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/29	65,000	66,345
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/31	50,000	51,482
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/34	150,000	156,815
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/36	50,000	53,349
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/37	85,000	85,615
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/38	200,000	221,032
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/39	60,000	63,398
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/41	100,000	100,605
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/41	400,000	435,287
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/47	170,000	167,382
New York State Urban Development Corp. Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/36	140,000	157,916
New York State Urban Development Corp. Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/38	140,000	152,058
New York State Urban Development Corp. Rev., (State of New York Sales Tax Rev.), 4.00%, 3/15/39	1,390,000	1,415,726
New York State Urban Development Corp. Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/39	70,000	75,661
New York State Urban Development Corp. Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/41	110,000	118,122
28

Avantis Core Municipal Fixed Income ETF
	Principal Amount/Shares	Value
New York State Urban Development Corp. Rev., (State of New York Sales Tax Rev.), 4.00%, 3/15/43	$75,000	$74,743
New York State Urban Development Corp. Rev., (State of New York Sales Tax Rev.), 4.00%, 3/15/43	900,000	897,980
Port Authority of New York & New Jersey Rev., 5.00%, 7/15/34	425,000	454,527
Port Authority of New York & New Jersey Rev., 4.00%, 7/15/37	100,000	101,904
Port Authority of New York & New Jersey Rev., 4.00%, 7/15/41	1,000,000	1,004,165
Sales Tax Asset Receivable Corp. Rev., 5.00%, 10/15/24(1)	50,000	50,105
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/27	60,000	63,297
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/30	150,000	157,692
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/33	105,000	109,803
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/34	95,000	99,245
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/37	200,000	208,223
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/38	50,000	51,997
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/41	100,000	102,569
Utility Debt Securitization Authority Rev., 5.00%, 12/15/32	85,000	87,146
Utility Debt Securitization Authority Rev., 5.00%, 12/15/34	85,000	87,931
Utility Debt Securitization Authority Rev., 5.00%, 12/15/36	50,000	51,148
		27,409,646
North Carolina — 0.4%
North Carolina Municipal Power Agency No. 1 Rev., 5.00%, 1/1/25	180,000	181,175
North Carolina Municipal Power Agency No. 1 Rev., 5.00%, 1/1/31	50,000	51,110
North Carolina Turnpike Authority Rev., Capital Appreciation, 0.00%, 1/1/41(2)	500,000	250,761
State of North Carolina Rev., 5.00%, 3/1/33	115,000	125,200
		608,246
Ohio — 2.2%
American Municipal Power, Inc. Rev., (American Municipal Power AMP Fremont Energy Center Rev.), 4.00%, 2/15/36	175,000	179,784
American Municipal Power, Inc. Rev., (American Municipal Power AMP Fremont Energy Center Rev.), 4.00%, 2/15/37	435,000	443,947
American Municipal Power, Inc. Rev., (American Municipal Power AMP Fremont Energy Center Rev.), 4.00%, 2/15/38	50,000	50,568
American Municipal Power, Inc. Rev., (American Municipal Power Prairie State Energy Campus), 5.00%, 2/15/33	90,000	98,372
American Municipal Power, Inc. Rev., (American Municipal Power Prairie State Energy Campus), 5.00%, 2/15/35	100,000	108,476
American Municipal Power, Inc. Rev., (American Municipal Power Prairie State Energy Campus), 4.00%, 2/15/36	325,000	332,634
Cincinnati City School District GO, 5.25%, 12/1/30 (NPFG)	30,000	34,147
Franklin Sales Tax Rev., 5.00%, 6/1/43	100,000	104,918
Hamilton County Sales Tax Rev., 4.00%, 12/1/31	200,000	203,621
Hamilton County Sales Tax Rev., 4.00%, 12/1/32	505,000	513,430
Northeast Ohio Regional Sewer District Rev., 3.00%, 11/15/39	230,000	205,151
Ohio State University Rev., 4.00%, 12/1/43	700,000	703,935
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/36	75,000	82,189
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/39	100,000	109,439
Rickenbacker Port Authority Rev., 5.375%, 1/1/32	45,000	50,463
		3,221,074
Oklahoma — 0.5%
Cleveland County Educational Facilities Authority Rev., (Cleveland County Independent School District No. 2 Moore), 4.00%, 6/1/31	80,000	84,695
Grand River Dam Authority Rev., 5.00%, 6/1/25	250,000	254,171
Oklahoma Turnpike Authority Rev., 5.00%, 1/1/37	375,000	385,098
		723,964
Oregon — 0.2%
Deschutes Public Library District GO, 3.00%, 12/1/41	100,000	86,460
Oregon State Lottery Rev., 5.00%, 4/1/27	175,000	177,307
State of Oregon Department of Transportation Rev., 5.00%, 11/15/24, Prerefunded at 100% of Par(1)	65,000	65,258
		329,025
29

Avantis Core Municipal Fixed Income ETF
	Principal Amount/Shares	Value
Pennsylvania — 5.7%
Commonwealth Financing Authority Rev., (Commonwealth of Pennsylvania), 5.00%, 6/1/35	$210,000	$212,545
Delaware River Port Authority Rev., 5.00%, 1/1/40	715,000	768,636
Montgomery County Higher Education & Health Authority Rev., (Thomas Jefferson University Obligated Group), 5.00%, 9/1/31	100,000	107,262
Montgomery County Higher Education & Health Authority Rev., (Thomas Jefferson University Obligated Group), 5.00%, 9/1/33	175,000	187,195
Montgomery County Higher Education & Health Authority Rev., (Thomas Jefferson University Obligated Group), 4.00%, 9/1/34	300,000	302,768
Montgomery County Higher Education & Health Authority Rev., (Thomas Jefferson University Obligated Group), 5.00%, 9/1/43	100,000	103,333
Northampton County General Purpose Authority Rev., (Lafayette College), 5.00%, 11/1/34	265,000	278,457
Pennsylvania COP, 5.00%, 7/1/43	100,000	103,515
Pennsylvania COP, 4.00%, 7/1/46	850,000	815,401
Pennsylvania GO, 5.00%, 9/15/24	100,000	100,057
Pennsylvania GO, 4.00%, 9/15/32	330,000	335,231
Pennsylvania GO, 4.00%, 5/1/33	220,000	230,932
Pennsylvania GO, 4.00%, 3/15/34	50,000	50,189
Pennsylvania GO, 3.00%, 9/15/36	80,000	73,352
Pennsylvania Higher Educational Facilities Authority Rev., (Trustees of the University of Pennsylvania), 4.00%, 8/15/41	1,000,000	1,003,920
Pennsylvania Higher Educational Facilities Authority Rev., (Trustees of the University of Pennsylvania), 4.00%, 2/15/43	210,000	210,045
Pennsylvania Turnpike Commission Rev., 4.00%, 12/1/35	105,000	105,627
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/40	1,675,000	1,697,653
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/41	30,000	30,678
Philadelphia GO, 4.00%, 8/1/35	570,000	571,860
Philadelphia Authority for Industrial Development Rev., (Thomas Jefferson University Obligated Group), 4.00%, 9/1/42	170,000	165,484
Philadelphia Gas Works Co. Rev., 5.00%, 8/1/50 (AGM)	100,000	105,853
Philadelphia Water & Wastewater Rev., 5.00%, 10/1/42	690,000	714,493
		8,274,486
Rhode Island — 0.8%
Rhode Island Health & Educational Building Corp. Rev., (Brown University), 4.00%, 9/1/37	1,000,000	1,015,346
Rhode Island Health & Educational Building Corp. Rev., (University of Rhode Island), 4.00%, 9/15/47	215,000	204,156
		1,219,502
South Carolina — 0.8%
South Carolina Public Service Authority Rev., 5.00%, 12/1/26	150,000	150,303
South Carolina Public Service Authority Rev., 5.00%, 12/1/30	120,000	122,975
South Carolina Public Service Authority Rev., 5.00%, 12/1/34	445,000	453,166
South Carolina Public Service Authority Rev., 5.00%, 12/1/36	25,000	25,404
South Carolina Public Service Authority Rev., 5.00%, 12/1/37	100,000	101,959
South Carolina Public Service Authority Rev., 3.00%, 12/1/41	50,000	41,491
South Carolina Public Service Authority Rev., 4.00%, 12/1/42	60,000	58,990
South Carolina Public Service Authority Rev., 5.00%, 12/1/46	235,000	237,915
		1,192,203
Texas — 12.9%
Bexar County GO, 4.00%, 6/15/41	75,000	75,002
Bexar County GO, 5.00%, 6/15/42	400,000	411,610
Board of Regents of the University of Texas System Rev., 5.00%, 8/15/38	445,000	479,330
Central Texas Regional Mobility Authority Rev., 3.375%, 1/1/41	35,000	31,490
Central Texas Turnpike System Rev., 4.00%, 8/15/38	360,000	360,490
Central Texas Turnpike System Rev., 5.00%, 8/15/39	90,000	96,829
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 4.00%, 8/15/47 (PSF-GTD)	850,000	813,393
Dallas Area Rapid Transit Rev., 5.00%, 12/1/33	240,000	264,838
30

Avantis Core Municipal Fixed Income ETF
	Principal Amount/Shares	Value
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/33	$50,000	$55,483
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/33	65,000	72,128
Dallas Fort Worth International Airport Rev., 4.00%, 11/1/41	330,000	329,922
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/27	80,000	81,860
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/31	190,000	197,468
Dallas Waterworks & Sewer System Rev., 4.00%, 10/1/41	100,000	97,725
El Paso GO, 4.00%, 8/15/41	50,000	49,332
El Paso GO, 4.00%, 8/15/47	300,000	287,927
El Paso GO, 4.00%, 8/15/47	735,000	705,421
Grand Parkway Transportation Corp. Rev., 4.00%, 10/1/45	210,000	204,692
Hidalgo County GO, 4.00%, 8/15/43	500,000	493,767
Houston Independent School District GO, 5.00%, 2/15/27 (PSF-GTD)	55,000	56,762
Lower Colorado River Authority Rev., (LCRA Transmission Services Corp.), 5.00%, 5/15/40	1,035,000	1,044,364
North Texas Tollway Authority Rev., (North Texas Tollway System), 5.00%, 1/1/30	65,000	65,382
North Texas Tollway Authority Rev., (North Texas Tollway System), 5.00%, 1/1/30	65,000	66,764
North Texas Tollway Authority Rev., (North Texas Tollway System), 4.00%, 1/1/37	50,000	50,765
North Texas Tollway Authority Rev., (North Texas Tollway System), 4.00%, 1/1/38	30,000	30,100
North Texas Tollway Authority Rev., (North Texas Tollway System), 4.00%, 1/1/38	35,000	34,123
North Texas Tollway Authority Rev., (North Texas Tollway System), 5.00%, 1/1/43	400,000	414,467
North Texas Tollway Authority Rev., (North Texas Tollway System), 4.00%, 1/1/44	500,000	481,049
North Texas Tollway Authority Rev., (North Texas Tollway System), Capital Appreciation, 0.00%, 1/1/30 (AGC)(2)	100,000	84,505
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/26	75,000	77,576
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/29	130,000	135,136
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/30	230,000	238,745
San Antonio Electric & Gas Systems Rev., 4.00%, 2/1/34	1,075,000	1,081,817
San Antonio Public Facilities Corp. Rev., (City of San Antonio TX), 4.00%, 9/15/42	3,845,000	3,723,834
San Jacinto Community College District GO, 4.00%, 2/15/41	2,900,000	2,854,691
State of Texas GO, 5.00%, 10/1/24, Prerefunded at 100% of Par(1)	50,000	50,071
State of Texas GO, 5.00%, 10/1/28	40,000	40,952
State of Texas GO, 5.00%, 10/1/30	55,000	58,412
State of Texas GO, 5.00%, 10/1/33	100,000	105,560
Texas A&M University Rev., 5.00%, 5/15/25	295,000	299,823
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/29	45,000	45,973
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/34	105,000	105,573
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/34	540,000	550,986
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/35	125,000	127,644
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 4/15/38	220,000	222,642
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/38	400,000	404,896
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/38	285,000	302,801
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/40	75,000	76,265
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/41	650,000	644,370
		18,584,755
Utah — 0.6%
Salt Lake City Airport Rev., 5.00%, 7/1/42	150,000	154,524
Utah Transit Authority Rev., 5.00%, 6/15/25	35,000	35,637
Utah Transit Authority Rev., 5.00%, 6/15/25, Prerefunded at 100% of Par(1)	600,000	611,045
Utah Transit Authority Rev., 5.25%, 6/15/32 (AGM)	40,000	45,364
		846,570
Vermont — 0.2%
University of Vermont & State Agricultural College Rev., 4.00%, 10/1/40	245,000	245,051
Virginia — 1.1%
Virginia College Building Authority Rev., (Commonwealth of Virginia), 5.00%, 2/1/30	75,000	80,494
Virginia College Building Authority Rev., (Commonwealth of Virginia), 5.00%, 2/1/31	70,000	73,547
31

Avantis Core Municipal Fixed Income ETF
	Principal Amount/Shares	Value
Virginia College Building Authority Rev., (Commonwealth of Virginia), 3.00%, 2/1/35	$80,000	$75,613
Virginia Commonwealth Transportation Board Rev., (Commonwealth of Virginia), 5.00%, 5/15/33	50,000	52,971
Virginia Resources Authority Rev., 4.00%, 11/1/41	150,000	150,075
Virginia Small Business Financing Authority Rev., (Hampton University), 4.00%, 10/1/38	1,160,000	1,144,303
		1,577,003
Washington — 3.9%
Central Puget Sound Regional Transit Authority Rev., (Central Puget Sound Regional Transit Auth Sales Motor Vehicle & Rental Car Tax), 5.00%, 11/1/36	50,000	56,317
Central Puget Sound Regional Transit Authority Rev., (Central Puget Sound Regional Transit Auth Sales Motor Vehicle & Rental Car Tax), 4.00%, 11/1/40	150,000	153,918
Central Puget Sound Regional Transit Authority Rev., (Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Rev.), 5.00%, 11/1/25, Prerefunded at 100% of Par(1)	50,000	51,385
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/32	50,000	50,817
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/38	125,000	135,128
Energy Northwest Rev., (Bonneville Power Administration), 4.00%, 7/1/42	1,105,000	1,115,460
King County Sewer Rev., 4.00%, 7/1/31	125,000	126,989
Seattle Municipal Light & Power Rev., 4.00%, 7/1/41	640,000	644,707
Seattle Municipal Light & Power Rev., 4.00%, 7/1/43	1,000,000	991,298
Snohomish County Public Utility District No. 1 Electric System Rev., 5.00%, 12/1/40	200,000	203,995
State of Washington GO, 5.00%, 8/1/28	50,000	52,165
State of Washington GO, 5.00%, 7/1/29	250,000	257,415
State of Washington GO, 5.00%, 8/1/32	40,000	40,680
State of Washington GO, 5.00%, 8/1/32	255,000	270,146
State of Washington GO, 5.00%, 8/1/34	145,000	147,411
State of Washington GO, 5.00%, 8/1/36	55,000	56,934
State of Washington GO, 5.00%, 2/1/40	40,000	43,153
State of Washington GO, 5.00%, 2/1/40	100,000	103,863
State of Washington GO, 5.00%, 8/1/40	265,000	283,931
University of Washington Rev., 4.00%, 6/1/37	10,000	10,030
University of Washington Rev., 4.00%, 12/1/41	875,000	875,714
		5,671,456
West Virginia — 0.2%
State of West Virginia GO, 5.00%, 12/1/41	70,000	73,071
State of West Virginia GO, 4.00%, 12/1/42	210,000	208,825
		281,896
Wisconsin — 0.1%
Wisconsin Health & Educational Facilities Authority Rev., (Medical College of Wisconsin, Inc.), 5.00%, 12/1/41	135,000	138,757
TOTAL MUNICIPAL SECURITIES (Cost $142,083,389)		142,448,656
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
BlackRock Liquidity Funds MuniCash (Cost $428,086)	428,044	428,087
TOTAL INVESTMENT SECURITIES — 99.0% (Cost $142,511,475)		142,876,743
OTHER ASSETS AND LIABILITIES — 1.0%		1,384,010
TOTAL NET ASSETS — 100.0%		$144,260,753

32

Avantis Core Municipal Fixed Income ETF

NOTES TO SCHEDULE OF INVESTMENTS
AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
BAM	–	Build America Mutual Assurance Corp.
COP	–	Certificates of Participation
GO	–	General Obligation
NPFG	–	National Public Finance Guarantee Corp.
PSF-GTD	–	Permanent School Fund
ST AID WITHHLDG	–	State Aid Withholding
(1)Escrowed to maturity in U.S. government securities or state and local government securities.
(2)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.

See Notes to Financial Statements.
33

AUGUST 31, 2024

Avantis Short-Term Fixed Income ETF
	Principal Amount/Shares	Value
CORPORATE BONDS — 75.4%
Aerospace and Defense — 1.1%
General Dynamics Corp., 3.25%, 4/1/25	$100,000	$99,027
Howmet Aerospace, Inc., 6.75%, 1/15/28	249,000	265,738
Howmet Aerospace, Inc., 3.00%, 1/15/29	483,000	454,117
Huntington Ingalls Industries, Inc., 3.84%, 5/1/25	786,000	778,698
L3Harris Technologies, Inc., 4.40%, 6/15/28	751,000	748,043
L3Harris Technologies, Inc., 5.05%, 6/1/29	1,229,000	1,255,495
Lockheed Martin Corp., 4.50%, 2/15/29	284,000	286,772
RTX Corp., 4.125%, 11/16/28	336,000	331,825
Textron, Inc., 3.875%, 3/1/25	100,000	99,221
		4,318,936
Air Freight and Logistics — 0.5%
United Parcel Service, Inc., 3.90%, 4/1/25	1,967,000	1,955,384
Automobile Components — 0.8%
Aptiv PLC, 4.35%, 3/15/29	1,964,000	1,950,120
Lear Corp., 4.25%, 5/15/29	500,000	489,897
Magna International, Inc., 5.98%, 3/21/26	971,000	971,029
		3,411,046
Automobiles — 1.8%
American Honda Finance Corp., 2.15%, 9/10/24	602,000	601,584
American Honda Finance Corp., 1.00%, 9/10/25	1,213,000	1,170,379
American Honda Finance Corp., 5.80%, 10/3/25	294,000	297,726
American Honda Finance Corp., 4.90%, 3/13/29	250,000	255,356
General Motors Co., 4.00%, 4/1/25	392,000	388,962
General Motors Co., 4.20%, 10/1/27	150,000	147,917
General Motors Co., 6.80%, 10/1/27	211,000	222,940
General Motors Co., 5.00%, 10/1/28	100,000	101,333
General Motors Financial Co., Inc., 4.00%, 1/15/25	880,000	875,367
General Motors Financial Co., Inc., 3.80%, 4/7/25	100,000	99,136
General Motors Financial Co., Inc., 5.00%, 4/9/27	100,000	100,885
General Motors Financial Co., Inc., 2.70%, 8/20/27	488,000	462,853
Honda Motor Co. Ltd., 2.27%, 3/10/25	488,000	481,292
Toyota Motor Corp., 5.28%, 7/13/26	481,000	489,161
Toyota Motor Corp., 2.76%, 7/2/29	491,000	460,981
Toyota Motor Credit Corp., 3.00%, 4/1/25	100,000	98,900
Toyota Motor Credit Corp., 3.65%, 8/18/25	200,000	198,286
Toyota Motor Credit Corp., 1.15%, 8/13/27	491,000	449,867
Toyota Motor Credit Corp., 5.25%, 9/11/28	400,000	413,310
		7,316,235
Banks — 11.2%
African Development Bank, 0.875%, 7/22/26	483,000	455,472
African Development Bank, 4.375%, 3/14/28	412,000	419,076
Asian Development Bank, 4.125%, 9/27/24	976,000	975,171
Asian Development Bank, 0.625%, 4/29/25	125,000	121,779
Asian Infrastructure Investment Bank, 0.50%, 10/30/24	1,126,000	1,117,618
Asian Infrastructure Investment Bank, 3.75%, 9/14/27	1,313,000	1,308,378
Australia & New Zealand Banking Group Ltd., 5.375%, 7/3/25	250,000	251,509
Australia & New Zealand Banking Group Ltd., 3.70%, 11/16/25	400,000	396,685
Australia & New Zealand Banking Group Ltd., 5.09%, 12/8/25	1,300,000	1,309,770
Banco Santander SA, 5.15%, 8/18/25	600,000	600,409
Bank of Montreal, 5.92%, 9/25/25	100,000	101,278
34

Avantis Short-Term Fixed Income ETF
	Principal Amount/Shares	Value
Bank of Montreal, 5.30%, 6/5/26	$402,000	$407,653
Bank of Montreal, 1.25%, 9/15/26	389,000	364,723
Bank of Montreal, 5.72%, 9/25/28	508,000	530,621
Bank of Nova Scotia, 3.45%, 4/11/25	528,000	523,202
Bank of Nova Scotia, 5.45%, 6/12/25	362,000	363,517
Bank of Nova Scotia, 2.70%, 8/3/26	884,000	855,518
Bank of Nova Scotia, 5.45%, 8/1/29	1,000,000	1,037,995
Barclays PLC, 3.65%, 3/16/25	1,050,000	1,040,723
Canadian Imperial Bank of Commerce, 3.95%, 8/4/25	563,000	558,881
Canadian Imperial Bank of Commerce, 5.26%, 4/8/29	294,000	302,366
Citigroup, Inc., 3.30%, 4/27/25	1,306,000	1,291,741
Citigroup, Inc., 3.70%, 1/12/26	100,000	98,729
Citigroup, Inc., 3.40%, 5/1/26	249,000	244,525
Commonwealth Bank of Australia, 5.08%, 1/10/25	825,000	824,758
Commonwealth Bank of Australia, 5.32%, 3/13/26	500,000	507,514
Cooperatieve Rabobank UA, 3.375%, 5/21/25	1,500,000	1,483,506
Cooperatieve Rabobank UA, 4.80%, 1/9/29(1)	2,250,000	2,293,917
Council of Europe Development Bank, 1.375%, 2/27/25	213,000	209,429
Discover Bank, 2.45%, 9/12/24	800,000	799,304
European Bank for Reconstruction & Development, 0.50%, 5/19/25	488,000	473,955
European Investment Bank, 1.375%, 3/15/27	229,000	215,358
European Investment Bank, 3.875%, 3/15/28	234,000	234,654
European Investment Bank, 4.50%, 10/16/28	538,000	552,640
Export Development Canada, 3.375%, 8/26/25	100,000	99,037
Export Development Canada, 3.875%, 2/14/28	300,000	300,441
HSBC USA, Inc., 5.625%, 3/17/25	1,500,000	1,504,075
Inter-American Development Bank, 3.125%, 9/18/28	972,000	948,162
International Bank for Reconstruction & Development, 0.50%, 10/28/25	194,000	185,741
International Bank for Reconstruction & Development, 4.625%, 8/1/28	428,000	440,921
International Finance Corp., 0.75%, 10/8/26	288,000	269,552
JPMorgan Chase & Co., 3.90%, 7/15/25	1,990,000	1,977,284
Kreditanstalt fuer Wiederaufbau, 2.875%, 4/3/28	1,026,000	995,022
Kreditanstalt fuer Wiederaufbau, 3.875%, 6/15/28	404,000	405,480
Landwirtschaftliche Rentenbank, 0.50%, 5/27/25	603,000	585,175
Landwirtschaftliche Rentenbank, 0.875%, 3/30/26	255,000	242,375
Lloyds Banking Group PLC, 4.375%, 3/22/28	500,000	496,310
Lloyds Banking Group PLC, 4.55%, 8/16/28	1,000,000	997,807
Mitsubishi UFJ Financial Group, Inc., 3.78%, 3/2/25	100,000	99,403
Mitsubishi UFJ Financial Group, Inc., 3.96%, 3/2/28	232,000	229,001
Mitsubishi UFJ Financial Group, Inc., 3.74%, 3/7/29(1)	180,000	175,106
Mizuho Financial Group, Inc., 3.66%, 2/28/27	1,000,000	979,752
Oesterreichische Kontrollbank AG, 4.25%, 3/1/28	875,000	885,686
PNC Bank NA, 2.95%, 2/23/25	450,000	445,240
PNC Financial Services Group, Inc., 3.45%, 4/23/29	200,000	192,226
Royal Bank of Canada, 4.95%, 4/25/25	766,000	766,197
Royal Bank of Canada, 1.15%, 6/10/25	100,000	97,252
Royal Bank of Canada, 4.875%, 1/12/26	585,000	588,122
Royal Bank of Canada, 6.00%, 11/1/27	1,112,000	1,165,825
Santander Holdings USA, Inc., 4.50%, 7/17/25	809,000	803,679
Sumitomo Mitsui Financial Group, Inc., 2.63%, 7/14/26	761,000	735,457
Sumitomo Mitsui Financial Group, Inc., 5.72%, 9/14/28	1,000,000	1,042,317
Sumitomo Mitsui Financial Group, Inc., 4.31%, 10/16/28(1)	113,000	112,843
Sumitomo Mitsui Financial Group, Inc., 2.47%, 1/14/29	500,000	458,822
35

Avantis Short-Term Fixed Income ETF
	Principal Amount/Shares	Value
Toronto-Dominion Bank, 4.29%, 9/13/24	$294,000	$293,891
Toronto-Dominion Bank, 3.77%, 6/6/25	294,000	291,677
Toronto-Dominion Bank, 5.53%, 7/17/26	294,000	299,605
Toronto-Dominion Bank, 5.52%, 7/17/28	250,000	259,126
Truist Bank, 4.05%, 11/3/25	253,000	251,096
Truist Financial Corp., 1.125%, 8/3/27	200,000	181,941
Wells Fargo & Co., 3.00%, 10/23/26	1,558,000	1,513,452
Wells Fargo & Co., 4.15%, 1/24/29	648,000	640,834
Westpac Banking Corp., 5.35%, 10/18/24	100,000	99,991
Westpac Banking Corp., 3.74%, 8/26/25	980,000	972,232
Westpac Banking Corp., 5.51%, 11/17/25	397,000	402,031
		45,702,560
Beverages — 0.6%
Coca-Cola Co., 1.45%, 6/1/27	215,000	200,934
Constellation Brands, Inc., 4.40%, 11/15/25	1,408,000	1,401,596
Constellation Brands, Inc., 4.35%, 5/9/27	160,000	159,444
Keurig Dr. Pepper, Inc., 3.95%, 4/15/29	320,000	313,143
PepsiCo, Inc., 2.25%, 3/19/25	100,000	98,570
PepsiCo, Inc., 3.50%, 7/17/25	200,000	198,642
PepsiCo, Inc., 3.00%, 10/15/27	255,000	247,305
		2,619,634
Biotechnology — 0.9%
AbbVie, Inc., 3.80%, 3/15/25	2,002,000	1,988,650
AbbVie, Inc., 3.60%, 5/14/25	488,000	483,439
Amgen, Inc., 5.25%, 3/2/25	200,000	200,085
Amgen, Inc., 3.125%, 5/1/25	200,000	197,425
Baxalta, Inc., 4.00%, 6/23/25	269,000	266,881
Biogen, Inc., 4.05%, 9/15/25	652,000	646,690
		3,783,170
Broadline Retail — 0.2%
Amazon.com, Inc., 5.20%, 12/3/25	816,000	823,404
eBay, Inc., 1.90%, 3/11/25	100,000	98,345
		921,749
Building Products — 0.3%
Trane Technologies Financing Ltd., 3.80%, 3/21/29	1,464,000	1,427,197
Capital Markets — 6.7%
Ameriprise Financial, Inc., 3.00%, 4/2/25	1,563,000	1,545,917
Ameriprise Financial, Inc., 5.70%, 12/15/28	1,514,000	1,592,205
ARES Management Corp., 6.375%, 11/10/28	976,000	1,042,018
Bank of New York Mellon Corp., 1.60%, 4/24/25	976,000	956,224
Bank of New York Mellon Corp., 3.35%, 4/25/25	805,000	796,244
BlackRock, Inc., 3.25%, 4/30/29	1,964,000	1,893,961
Brookfield Corp., 4.00%, 1/15/25	235,000	233,748
Brookfield Finance, Inc., 3.90%, 1/25/28	1,021,000	997,771
Charles Schwab Corp., 3.00%, 3/10/25	200,000	197,821
Charles Schwab Corp., 4.20%, 3/24/25	200,000	199,050
Charles Schwab Corp., 3.625%, 4/1/25	100,000	99,202
Charles Schwab Corp., 3.85%, 5/21/25	974,000	966,827
CME Group, Inc., 3.00%, 3/15/25	2,894,000	2,865,874
Franklin Resources, Inc., 2.85%, 3/30/25	1,222,000	1,206,515
Goldman Sachs Group, Inc., 3.75%, 5/22/25	1,232,000	1,220,379
Goldman Sachs Group, Inc., 3.50%, 11/16/26	491,000	480,189
Intercontinental Exchange, Inc., 3.65%, 5/23/25	1,952,000	1,941,818
36

Avantis Short-Term Fixed Income ETF
	Principal Amount/Shares	Value
Intercontinental Exchange, Inc., 3.625%, 9/1/28(2)	$152,000	$147,100
Jefferies Financial Group, Inc., 4.85%, 1/15/27	200,000	200,460
Jefferies Financial Group, Inc., 5.875%, 7/21/28	1,704,000	1,765,181
Lazard Group LLC, 4.50%, 9/19/28	2,585,000	2,555,295
Morgan Stanley, 4.00%, 7/23/25	815,000	809,750
Morgan Stanley, 3.875%, 1/27/26	249,000	246,422
Morgan Stanley, 3.125%, 7/27/26	528,000	514,980
Nasdaq, Inc., 5.65%, 6/28/25	845,000	848,944
State Street Corp., 3.55%, 8/18/25	1,586,000	1,570,161
UBS Group AG, 3.75%, 3/26/25	300,000	297,676
		27,191,732
Chemicals — 0.7%
DuPont de Nemours, Inc., 4.49%, 11/15/25	200,000	199,295
Eastman Chemical Co., 3.80%, 3/15/25	10,000	9,927
Linde, Inc., 2.65%, 2/5/25	452,000	447,211
Mosaic Co., 5.375%, 11/15/28	1,614,000	1,657,789
Nutrien Ltd., 3.00%, 4/1/25	100,000	98,882
Nutrien Ltd., 4.90%, 3/27/28	294,000	298,049
Nutrien Ltd., 4.20%, 4/1/29	200,000	197,566
Sherwin-Williams Co., 3.45%, 8/1/25	100,000	98,704
		3,007,423
Commercial Services and Supplies — 0.1%
Republic Services, Inc., 3.20%, 3/15/25	100,000	98,996
Waste Management, Inc., 3.125%, 3/1/25	392,000	388,199
		487,195
Consumer Finance — 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.75%, 6/6/28	1,250,000	1,293,234
American Express Co., 2.25%, 3/4/25	1,122,000	1,106,709
American Express Co., 3.95%, 8/1/25	245,000	243,110
American Express Co., 4.90%, 2/13/26	264,000	265,168
Capital One Financial Corp., 3.80%, 1/31/28	150,000	145,576
		3,053,797
Consumer Staples Distribution & Retail — 0.8%
Dollar Tree, Inc., 4.00%, 5/15/25	1,261,000	1,250,923
Target Corp., 2.25%, 4/15/25	1,776,000	1,749,200
Walmart, Inc., 3.90%, 4/15/28	250,000	249,489
		3,249,612
Containers and Packaging — 0.2%
Amcor Flexibles North America, Inc., 4.00%, 5/17/25	96,000	95,239
Packaging Corp. of America, 3.65%, 9/15/24	780,000	778,922
		874,161
Diversified Consumer Services — 0.1%
Yale University, 0.87%, 4/15/25	293,000	286,011
Diversified REITs — 4.4%
Digital Realty Trust LP, 4.45%, 7/15/28	1,889,000	1,877,277
ERP Operating LP, 3.375%, 6/1/25	735,000	726,394
Essex Portfolio LP, 3.50%, 4/1/25	734,000	727,352
Essex Portfolio LP, 3.375%, 4/15/26	719,000	703,103
Essex Portfolio LP, 3.625%, 5/1/27	760,000	742,310
Extra Space Storage LP, 5.70%, 4/1/28	1,605,000	1,657,702
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28	2,201,000	1,999,491
Mid-America Apartments LP, 4.00%, 11/15/25	1,135,000	1,123,839
Prologis LP, 4.00%, 9/15/28	500,000	493,199
37

Avantis Short-Term Fixed Income ETF
	Principal Amount/Shares	Value
Prologis LP, 4.375%, 2/1/29	$2,435,000	$2,434,900
Rexford Industrial Realty LP, 5.00%, 6/15/28	483,000	488,950
Simon Property Group LP, 3.50%, 9/1/25	358,000	353,837
Simon Property Group LP, 3.30%, 1/15/26	250,000	245,728
Ventas Realty LP, 3.85%, 4/1/27	679,000	665,753
Ventas Realty LP, 4.40%, 1/15/29	1,369,000	1,355,571
WP Carey, Inc., 4.00%, 2/1/25	1,477,000	1,467,795
WP Carey, Inc., 4.25%, 10/1/26	991,000	980,418
		18,043,619
Diversified Telecommunication Services — 0.3%
AT&T, Inc., 4.10%, 2/15/28	165,000	163,069
AT&T, Inc., 4.35%, 3/1/29	254,000	253,170
Sprint Capital Corp., 6.875%, 11/15/28	834,000	903,964
		1,320,203
Electric Utilities — 5.0%
AEP Texas, Inc., 5.45%, 5/15/29	1,623,000	1,681,015
American Electric Power Co., Inc., 5.20%, 1/15/29	679,000	695,879
American Electric Power Co., Inc., Series J, 4.30%, 12/1/28	155,000	153,409
Berkshire Hathaway Energy Co., 4.05%, 4/15/25	2,356,000	2,343,332
Berkshire Hathaway Energy Co., 3.25%, 4/15/28	1,851,000	1,786,419
CenterPoint Energy Houston Electric LLC, 5.20%, 10/1/28	90,000	92,390
Cleco Corporate Holdings LLC, 3.74%, 5/1/26	242,000	237,172
DTE Electric Co., 3.375%, 3/1/25	488,000	483,912
Duke Energy Carolinas LLC, Series A, 6.00%, 12/1/28	344,000	365,984
Duke Energy Corp., 5.00%, 12/8/27	342,000	348,492
Duke Energy Progress LLC, 3.25%, 8/15/25	343,000	338,873
Edison International, 4.70%, 8/15/25	1,222,000	1,216,059
Edison International, 4.125%, 3/15/28	729,000	714,723
Eversource Energy, 4.75%, 5/15/26	250,000	250,257
Florida Power & Light Co., 2.85%, 4/1/25	100,000	98,853
Nevada Power Co., 3.70%, 5/1/29	1,464,000	1,420,211
NextEra Energy Capital Holdings, Inc., 6.05%, 3/1/25	293,000	294,305
NextEra Energy Capital Holdings, Inc., 5.75%, 9/1/25	174,000	175,475
NextEra Energy Capital Holdings, Inc., 1.875%, 1/15/27	116,000	109,331
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	100,000	91,158
NextEra Energy Capital Holdings, Inc., 3.50%, 4/1/29	1,013,000	969,372
Oncor Electric Delivery Co. LLC, 5.75%, 3/15/29	1,412,000	1,490,725
Pacific Gas & Electric Co., 5.45%, 6/15/27	971,000	986,178
Pacific Gas & Electric Co., 5.55%, 5/15/29	1,964,000	2,022,062
Public Service Electric & Gas Co., 3.20%, 5/15/29	295,000	280,793
Southern California Edison Co., 6.65%, 4/1/29	866,000	934,143
Southwestern Electric Power Co., 1.65%, 3/15/26	401,000	383,839
Xcel Energy, Inc., 3.35%, 12/1/26	250,000	243,233
		20,207,594
Electrical Equipment — 0.0%
Hubbell, Inc., 3.35%, 3/1/26	196,000	192,148
Electronic Equipment, Instruments and Components — 0.8%
Amphenol Corp., 2.05%, 3/1/25	100,000	98,368
Avnet, Inc., 4.625%, 4/15/26	741,000	736,887
Flex Ltd., 3.75%, 2/1/26	427,000	419,853
Jabil, Inc., 1.70%, 4/15/26	981,000	932,759
Jabil, Inc., 3.95%, 1/12/28	200,000	194,403
Keysight Technologies, Inc., 4.55%, 10/30/24	828,000	826,374
38

Avantis Short-Term Fixed Income ETF
	Principal Amount/Shares	Value
Trimble, Inc., 4.75%, 12/1/24	$190,000	$189,408
		3,398,052
Entertainment — 0.1%
Netflix, Inc., 5.875%, 11/15/28	284,000	300,678
Financial Services — 1.2%
Corebridge Financial, Inc., 3.50%, 4/4/25	488,000	482,994
Equitable Holdings, Inc., 4.35%, 4/20/28	2,039,000	2,014,222
Fiserv, Inc., 3.85%, 6/1/25	200,000	198,216
Global Payments, Inc., 4.95%, 8/15/27	446,000	451,051
Mastercard, Inc., 2.00%, 3/3/25	100,000	98,660
National Rural Utilities Cooperative Finance Corp., 3.70%, 3/15/29	630,000	611,598
UBS AG, 5.65%, 9/11/28	1,000,000	1,040,545
Voya Financial, Inc., 3.65%, 6/15/26	15,000	14,745
		4,912,031
Food Products — 1.2%
Bunge Ltd. Finance Corp., 1.63%, 8/17/25	1,604,000	1,553,819
Conagra Brands, Inc., 4.60%, 11/1/25	200,000	199,356
Conagra Brands, Inc., 7.00%, 10/1/28	687,000	746,912
Conagra Brands, Inc., 4.85%, 11/1/28	265,000	267,217
General Mills, Inc., 5.50%, 10/17/28	200,000	208,000
Hershey Co., 2.05%, 11/15/24	267,000	265,270
J.M. Smucker Co., 3.50%, 3/15/25	100,000	99,089
J.M. Smucker Co., 5.90%, 11/15/28	100,000	105,631
Kraft Heinz Foods Co., 4.625%, 1/30/29	679,000	686,665
Tyson Foods, Inc., 5.40%, 3/15/29	880,000	907,566
		5,039,525
Gas Utilities — 0.0%
Spire, Inc., 5.30%, 3/1/26	100,000	100,692
Ground Transportation — 0.6%
Ryder System, Inc., 2.50%, 9/1/24	581,000	581,000
Ryder System, Inc., 3.35%, 9/1/25	755,000	743,456
Ryder System, Inc., 5.25%, 6/1/28	1,122,000	1,145,706
		2,470,162
Health Care Equipment and Supplies — 0.7%
Abbott Laboratories, 2.95%, 3/15/25	927,000	918,044
Baxter International, Inc., 2.60%, 8/15/26	9,000	8,670
Baxter International, Inc., 2.27%, 12/1/28	1,268,000	1,156,663
DH Europe Finance II SARL, 2.20%, 11/15/24	200,000	198,734
Solventum Corp., 5.45%, 2/25/27(2)	200,000	202,843
Stryker Corp., 3.375%, 11/1/25	200,000	197,012
Zimmer Biomet Holdings, Inc., 3.55%, 4/1/25	200,000	198,064
		2,880,030
Health Care Providers and Services — 3.8%
Adventist Health System, 2.95%, 3/1/29	583,000	536,994
Aetna, Inc., 3.50%, 11/15/24	1,112,000	1,107,314
Cardinal Health, Inc., 3.50%, 11/15/24	1,159,000	1,154,000
Cardinal Health, Inc., 5.125%, 2/15/29	982,000	1,004,318
Cencora, Inc., 3.25%, 3/1/25	100,000	98,946
Cigna Group, 4.375%, 10/15/28	250,000	248,686
Cigna Group, 5.00%, 5/15/29	279,000	284,719
CVS Health Corp., 4.10%, 3/25/25	684,000	680,413
CVS Health Corp., 3.875%, 7/20/25	200,000	198,041
CVS Health Corp., 2.875%, 6/1/26	70,000	67,909
39

Avantis Short-Term Fixed Income ETF
	Principal Amount/Shares	Value
CVS Health Corp., 4.30%, 3/25/28	$337,000	$333,032
CVS Health Corp., 5.00%, 1/30/29	294,000	298,248
Elevance Health, Inc., 2.375%, 1/15/25	624,000	617,370
Elevance Health, Inc., 1.50%, 3/15/26	100,000	95,532
Elevance Health, Inc., 4.10%, 3/1/28	273,000	270,094
HCA, Inc., 5.25%, 6/15/26	299,000	300,135
HCA, Inc., 4.50%, 2/15/27	1,263,000	1,258,394
HCA, Inc., 5.20%, 6/1/28	250,000	254,462
HCA, Inc., 5.625%, 9/1/28	337,000	347,640
Humana, Inc., 4.50%, 4/1/25	100,000	99,513
Humana, Inc., 5.70%, 3/13/26	1,318,000	1,318,054
Humana, Inc., 5.75%, 3/1/28	100,000	103,704
Humana, Inc., 5.75%, 12/1/28	260,000	271,687
Humana, Inc., 3.70%, 3/23/29	483,000	466,413
Laboratory Corp. of America Holdings, 3.60%, 2/1/25	1,268,000	1,259,580
Laboratory Corp. of America Holdings, 3.60%, 9/1/27	250,000	243,521
McKesson Corp., 4.90%, 7/15/28	294,000	300,105
Quest Diagnostics, Inc., 3.50%, 3/30/25	100,000	99,102
UnitedHealth Group, Inc., 3.75%, 7/15/25	200,000	198,834
UnitedHealth Group, Inc., 5.15%, 10/15/25	200,000	201,649
UnitedHealth Group, Inc., 4.70%, 4/15/29	1,704,000	1,735,813
		15,454,222
Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc., 3.45%, 4/30/25	488,000	483,279
Welltower OP LLC, 4.25%, 4/15/28	202,000	199,802
		683,081
Hotels, Restaurants and Leisure — 1.2%
Booking Holdings, Inc., 3.65%, 3/15/25	905,000	898,304
Expedia Group, Inc., 5.00%, 2/15/26	200,000	200,505
Expedia Group, Inc., 4.625%, 8/1/27	1,556,000	1,560,746
Expedia Group, Inc., 3.80%, 2/15/28	100,000	97,313
Hyatt Hotels Corp., 4.85%, 3/15/26	1,137,000	1,135,110
Marriott International, Inc., 3.75%, 3/15/25	100,000	99,199
Marriott International, Inc., 5.55%, 10/15/28	150,000	155,659
Starbucks Corp., 3.80%, 8/15/25	677,000	670,321
		4,817,157
Household Durables — 0.8%
Lennar Corp., 4.75%, 5/30/25	1,081,000	1,076,877
Lennar Corp., 5.25%, 6/1/26	583,000	586,770
Mohawk Industries, Inc., 5.85%, 9/18/28	100,000	104,677
PulteGroup, Inc., 5.00%, 1/15/27	600,000	605,616
Toll Brothers Finance Corp., 4.875%, 11/15/25	260,000	258,888
Whirlpool Corp., 4.75%, 2/26/29(1)	483,000	486,150
		3,118,978
Industrial Conglomerates — 0.9%
3M Co., 2.65%, 4/15/25	1,563,000	1,542,231
Honeywell International, Inc., 1.10%, 3/1/27	219,000	203,449
Pentair Finance SARL, 4.50%, 7/1/29	1,964,000	1,938,271
		3,683,951
Insurance — 3.4%
Allstate Corp., 0.75%, 12/15/25	1,514,000	1,441,589
Aon Corp., 3.75%, 5/2/29	234,000	226,738
Aon Global Ltd., 3.875%, 12/15/25	200,000	198,379
40

Avantis Short-Term Fixed Income ETF
	Principal Amount/Shares	Value
Athene Holding Ltd., 4.125%, 1/12/28	$524,000	$513,983
Brown & Brown, Inc., 4.20%, 9/15/24	85,000	84,934
Chubb INA Holdings LLC, 3.15%, 3/15/25	1,708,000	1,691,089
Fairfax Financial Holdings Ltd., 4.85%, 4/17/28	986,000	991,603
Lincoln National Corp., 3.80%, 3/1/28	387,000	376,563
Marsh & McLennan Cos., Inc., 3.50%, 3/10/25	2,685,000	2,663,178
Marsh & McLennan Cos., Inc., 4.375%, 3/15/29	220,000	220,933
MetLife, Inc., 3.00%, 3/1/25	100,000	99,074
Old Republic International Corp., 3.875%, 8/26/26	176,000	173,134
Principal Financial Group, Inc., 3.70%, 5/15/29	570,000	551,025
Progressive Corp., 4.00%, 3/1/29	976,000	967,008
Progressive Corp., 6.625%, 3/1/29	1,952,000	2,138,907
RenaissanceRe Finance, Inc., 3.45%, 7/1/27	303,000	293,991
Willis North America, Inc., 4.50%, 9/15/28	1,071,000	1,066,276
		13,698,404
Interactive Media and Services — 0.1%
Meta Platforms, Inc., 3.50%, 8/15/27	260,000	256,178
IT Services — 1.1%
IBM International Capital Pte. Ltd., 4.60%, 2/5/29	1,000,000	1,008,762
International Business Machines Corp., 3.50%, 5/15/29	1,500,000	1,446,709
VeriSign, Inc., 5.25%, 4/1/25	1,905,000	1,904,585
		4,360,056
Life Sciences Tools and Services — 0.6%
Thermo Fisher Scientific, Inc., 5.00%, 1/31/29	2,393,000	2,461,120
Machinery — 1.1%
Caterpillar Financial Services Corp., 1.45%, 5/15/25	887,000	867,198
Caterpillar Financial Services Corp., 0.80%, 11/13/25	467,000	447,348
CNH Industrial Capital LLC, 5.50%, 1/12/29	1,737,000	1,797,046
John Deere Capital Corp., 3.40%, 6/6/25	199,000	197,014
John Deere Capital Corp., 4.95%, 7/14/28	548,000	562,345
John Deere Capital Corp., 4.50%, 1/16/29	220,000	222,353
John Deere Capital Corp., 2.80%, 7/18/29	200,000	187,113
PACCAR Financial Corp., 2.85%, 4/7/25	100,000	98,753
		4,379,170
Media — 1.4%
Comcast Corp., 3.375%, 8/15/25	2,047,000	2,022,317
Comcast Corp., 4.15%, 10/15/28	732,000	726,887
Discovery Communications LLC, 4.90%, 3/11/26	775,000	770,743
Fox Corp., 3.05%, 4/7/25	100,000	98,848
Fox Corp., 4.71%, 1/25/29	400,000	402,906
Walt Disney Co., 3.35%, 3/24/25	1,660,000	1,645,695
		5,667,396
Metals and Mining — 0.3%
ArcelorMittal SA, 4.55%, 3/11/26	468,000	465,781
BHP Billiton Finance USA Ltd., 5.10%, 9/8/28	195,000	199,972
Newmont Corp./Newcrest Finance Pty. Ltd., 5.30%, 3/15/26(2)	200,000	201,917
Rio Tinto Finance USA Ltd., 7.125%, 7/15/28	189,000	207,134
		1,074,804
Multi-Utilities — 1.1%
Ameren Corp., 5.00%, 1/15/29	1,573,000	1,596,079
Ameren Illinois Co., 3.25%, 3/1/25	100,000	99,062
Black Hills Corp., 3.15%, 1/15/27	242,000	234,492
CenterPoint Energy, Inc., 5.40%, 6/1/29	1,473,000	1,515,139
41

Avantis Short-Term Fixed Income ETF
	Principal Amount/Shares	Value
Dominion Energy, Inc., 3.90%, 10/1/25	$200,000	$198,099
Dominion Energy, Inc., 4.25%, 6/1/28	200,000	197,765
Dominion Energy, Inc., Series A, 3.30%, 3/15/25	100,000	98,936
DTE Energy Co., Series F, 1.05%, 6/1/25	100,000	97,076
National Grid PLC, 5.60%, 6/12/28	120,000	124,152
Sempra, 3.30%, 4/1/25	100,000	98,798
Sempra, 3.25%, 6/15/27	64,000	61,903
		4,321,501
Oil, Gas and Consumable Fuels — 6.5%
Boardwalk Pipelines LP, 4.45%, 7/15/27	880,000	876,458
BP Capital Markets America, Inc., 3.12%, 5/4/26	632,000	618,728
BP Capital Markets America, Inc., 4.70%, 4/10/29	1,021,000	1,034,893
Cheniere Energy, Inc., 4.625%, 10/15/28	200,000	197,863
Chevron Corp., 1.55%, 5/11/25	100,000	97,781
ConocoPhillips Co., 2.40%, 3/7/25	100,000	98,715
Continental Resources, Inc., 4.375%, 1/15/28	488,000	478,937
Coterra Energy, Inc., 3.90%, 5/15/27	75,000	73,529
DCP Midstream Operating LP, 5.375%, 7/15/25	538,000	538,232
DCP Midstream Operating LP, 5.625%, 7/15/27	583,000	598,567
DCP Midstream Operating LP, 5.125%, 5/15/29	210,000	213,597
Enbridge, Inc., 4.25%, 12/1/26	444,000	441,264
Energy Transfer LP, 4.05%, 3/15/25	100,000	99,343
Energy Transfer LP, 5.95%, 12/1/25	200,000	202,143
Energy Transfer LP, 4.75%, 1/15/26	469,000	468,101
Energy Transfer LP, 6.05%, 12/1/26	100,000	103,039
Energy Transfer LP, 5.50%, 6/1/27	545,000	555,868
Energy Transfer LP, 5.55%, 2/15/28	880,000	904,903
Enterprise Products Operating LLC, 3.75%, 2/15/25	100,000	99,407
Enterprise Products Operating LLC, 3.70%, 2/15/26	208,000	205,940
EOG Resources, Inc., 3.15%, 4/1/25	2,440,000	2,414,171
Equinor ASA, 7.25%, 9/23/27	470,000	509,936
Exxon Mobil Corp., 2.71%, 3/6/25	1,076,000	1,064,160
Exxon Mobil Corp., 2.99%, 3/19/25	2,051,000	2,029,662
Exxon Mobil Corp., 2.28%, 8/16/26	314,000	303,242
Kinder Morgan, Inc., 4.30%, 6/1/25	110,000	109,362
Kinder Morgan, Inc., 4.30%, 3/1/28	478,000	475,637
Kinder Morgan, Inc., 5.00%, 2/1/29	344,000	348,634
MPLX LP, 4.80%, 2/15/29	537,000	542,279
ONEOK, Inc., 5.00%, 3/1/26	200,000	200,411
ONEOK, Inc., 4.55%, 7/15/28	488,000	487,265
ONEOK, Inc., 5.65%, 11/1/28	387,000	402,134
Phillips 66, 3.85%, 4/9/25	615,000	609,862
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/25	200,000	199,278
Plains All American Pipeline LP/PAA Finance Corp., 4.50%, 12/15/26	1,242,000	1,236,326
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	200,000	200,123
Sabine Pass Liquefaction LLC, 5.875%, 6/30/26	488,000	494,613
Sabine Pass Liquefaction LLC, 4.20%, 3/15/28	716,000	707,000
Shell International Finance BV, 3.25%, 5/11/25	100,000	99,033
Spectra Energy Partners LP, 3.50%, 3/15/25	100,000	99,074
Targa Resources Corp., 5.20%, 7/1/27	827,000	839,405
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.50%, 7/15/27	694,000	702,133
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.00%, 1/15/28	367,000	366,607
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.875%, 1/15/29	294,000	302,313
42

Avantis Short-Term Fixed Income ETF
	Principal Amount/Shares	Value
Tennessee Gas Pipeline Co. LLC, 7.00%, 3/15/27	$249,000	$262,075
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28	45,000	48,587
TotalEnergies Capital International SA, 2.43%, 1/10/25	1,001,000	991,440
TransCanada PipeLines Ltd., 6.20%, 3/9/26	288,000	288,034
TransCanada PipeLines Ltd., 4.25%, 5/15/28	194,000	191,978
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 2/1/26	430,000	444,783
Williams Cos., Inc., 4.00%, 9/15/25	1,552,000	1,538,020
		26,414,885
Personal Care Products — 0.5%
Estee Lauder Cos., Inc., 2.00%, 12/1/24	98,000	97,197
Kenvue, Inc., 5.50%, 3/22/25	2,051,000	2,057,802
		2,154,999
Pharmaceuticals — 1.7%
Astrazeneca Finance LLC, 4.85%, 2/26/29	1,079,000	1,105,076
Bristol-Myers Squibb Co., 4.90%, 2/22/27	213,000	216,442
Bristol-Myers Squibb Co., 3.40%, 7/26/29	557,000	535,409
GlaxoSmithKline Capital PLC, 3.375%, 6/1/29	588,000	566,243
Merck & Co., Inc., 1.90%, 12/10/28	216,000	196,992
Novartis Capital Corp., 1.75%, 2/14/25	1,623,000	1,600,385
Pfizer Investment Enterprises Pte. Ltd., 4.45%, 5/19/28	927,000	931,786
Royalty Pharma PLC, 1.20%, 9/2/25	1,680,000	1,619,379
		6,771,712
Real Estate Management and Development — 0.3%
CBRE Services, Inc., 4.875%, 3/1/26	694,000	695,022
CBRE Services, Inc., 5.50%, 4/1/29	641,000	663,130
		1,358,152
Residential REITs — 1.4%
AvalonBay Communities, Inc., 2.95%, 5/11/26	1,288,000	1,255,490
AvalonBay Communities, Inc., 3.30%, 6/1/29	1,606,000	1,531,446
Camden Property Trust, 4.10%, 10/15/28	1,001,000	984,255
UDR, Inc., 3.50%, 7/1/27	826,000	802,379
UDR, Inc., 4.40%, 1/26/29	1,071,000	1,059,509
		5,633,079
Retail REITs — 1.2%
Federal Realty OP LP, 3.25%, 7/15/27	1,217,000	1,171,700
Kimco Realty OP LLC, 3.30%, 2/1/25	1,160,000	1,149,907
NNN REIT, Inc., 3.50%, 10/15/27	775,000	752,539
Realty Income Corp., 3.875%, 4/15/25	1,640,000	1,628,439
Realty Income Corp., 2.10%, 3/15/28	250,000	230,370
Realty Income Corp., 3.25%, 6/15/29	25,000	23,699
		4,956,654
Semiconductors and Semiconductor Equipment — 1.6%
Analog Devices, Inc., 2.95%, 4/1/25	100,000	98,818
Broadcom, Inc., 3.15%, 11/15/25	100,000	98,172
Intel Corp., 3.40%, 3/25/25	1,806,000	1,786,971
Lam Research Corp., 3.80%, 3/15/25	880,000	874,578
Marvell Technology, Inc., 1.65%, 4/15/26	367,000	349,669
Marvell Technology, Inc., 5.75%, 2/15/29	1,473,000	1,535,558
Micron Technology, Inc., 4.98%, 2/6/26	775,000	777,395
Micron Technology, Inc., 4.19%, 2/15/27	880,000	871,420
Texas Instruments, Inc., 1.375%, 3/12/25	100,000	98,171
		6,490,752
43

Avantis Short-Term Fixed Income ETF
	Principal Amount/Shares	Value
Software — 0.5%
Intuit, Inc., 5.125%, 9/15/28	$100,000	$103,360
Oracle Corp., 2.50%, 4/1/25	1,318,000	1,297,991
Oracle Corp., 2.95%, 5/15/25	100,000	98,586
Oracle Corp., 1.65%, 3/25/26	100,000	95,514
Roper Technologies, Inc., 3.85%, 12/15/25	439,000	434,994
		2,030,445
Specialized REITs — 1.2%
American Tower Corp., 2.40%, 3/15/25	100,000	98,428
American Tower Corp., 3.65%, 3/15/27	805,000	786,648
American Tower Corp., 3.55%, 7/15/27	987,000	958,425
American Tower Corp., 5.50%, 3/15/28	123,000	126,404
American Tower Corp., 5.25%, 7/15/28	100,000	102,160
American Tower Corp., 5.80%, 11/15/28	100,000	104,631
American Tower Corp., 3.95%, 3/15/29	394,000	382,087
Crown Castle, Inc., 4.45%, 2/15/26	538,000	535,559
Crown Castle, Inc., 3.70%, 6/15/26	92,000	90,354
Crown Castle, Inc., 4.00%, 3/1/27	230,000	226,715
Crown Castle, Inc., 5.00%, 1/11/28	115,000	116,075
Crown Castle, Inc., 4.80%, 9/1/28	309,000	310,599
Crown Castle, Inc., 5.60%, 6/1/29	350,000	363,033
Equinix, Inc., 1.45%, 5/15/26	294,000	278,617
Public Storage Operating Co., 1.85%, 5/1/28	252,000	230,197
		4,709,932
Specialty Retail — 1.4%
AutoNation, Inc., 3.50%, 11/15/24	780,000	775,470
AutoZone, Inc., 3.625%, 4/15/25	294,000	291,300
AutoZone, Inc., 6.25%, 11/1/28	563,000	598,924
Home Depot, Inc., 4.00%, 9/15/25	982,000	977,823
Home Depot, Inc., 4.90%, 4/15/29	1,021,000	1,049,292
Lowe's Cos., Inc., 3.375%, 9/15/25	180,000	177,623
Lowe's Cos., Inc., 1.70%, 9/15/28	528,000	475,298
Ross Stores, Inc., 4.60%, 4/15/25	1,447,000	1,441,713
		5,787,443
Technology Hardware, Storage and Peripherals — 1.0%
Apple, Inc., 1.125%, 5/11/25	734,000	716,492
Apple, Inc., 1.20%, 2/8/28	260,000	237,239
Dell International LLC/EMC Corp., 6.02%, 6/15/26	848,000	866,441
Dell International LLC/EMC Corp., 4.90%, 10/1/26	496,000	498,717
Hewlett Packard Enterprise Co., 4.90%, 10/15/25	1,488,000	1,487,410
HP, Inc., 4.00%, 4/15/29	200,000	194,875
		4,001,174
Textiles, Apparel and Luxury Goods — 0.4%
NIKE, Inc., 2.40%, 3/27/25	100,000	98,762
Ralph Lauren Corp., 3.75%, 9/15/25	1,675,000	1,657,817
		1,756,579
Trading Companies and Distributors — 0.2%
Air Lease Corp., 3.25%, 3/1/25	830,000	821,542
Air Lease Corp., 2.875%, 1/15/26	50,000	48,669
		870,211
Water Utilities — 0.0%
American Water Capital Corp., 3.40%, 3/1/25	100,000	99,152
44

Avantis Short-Term Fixed Income ETF
	Principal Amount/Shares	Value
Wireless Telecommunication Services — 0.5%
Rogers Communications, Inc., 2.95%, 3/15/25	$100,000	$98,825
Rogers Communications, Inc., 3.625%, 12/15/25	184,000	181,228
Sprint LLC, 7.625%, 3/1/26	370,000	381,755
T-Mobile USA, Inc., 3.50%, 4/15/25	100,000	98,944
T-Mobile USA, Inc., 2.25%, 2/15/26	100,000	96,733
T-Mobile USA, Inc., 4.80%, 7/15/28	387,000	391,434
T-Mobile USA, Inc., 2.40%, 3/15/29	488,000	445,748
Vodafone Group PLC, 4.125%, 5/30/25	219,000	218,038
		1,912,705
TOTAL CORPORATE BONDS (Cost $304,524,464)		307,394,468
U.S. TREASURY SECURITIES — 20.0%
U.S. Treasury Notes, 2.125%, 9/30/24	2,196,300	2,191,202
U.S. Treasury Notes, 1.50%, 10/31/24	1,464,200	1,455,472
U.S. Treasury Notes, 1.50%, 11/30/24(3)	4,518,700	4,481,547
U.S. Treasury Notes, 1.75%, 12/31/24	3,221,400	3,187,867
U.S. Treasury Notes, 1.125%, 1/15/25	1,362,900	1,344,573
U.S. Treasury Notes, 1.50%, 2/15/25	3,304,700	3,255,564
U.S. Treasury Notes, 2.00%, 2/15/25	1,125,200	1,111,103
U.S. Treasury Notes, 0.375%, 9/30/27	3,465,300	3,125,944
U.S. Treasury Notes, 0.625%, 11/30/27	4,863,700	4,399,559
U.S. Treasury Notes, 0.75%, 1/31/28	5,112,000	4,621,568
U.S. Treasury Notes, 1.125%, 2/29/28	6,239,800	5,702,592
U.S. Treasury Notes, 1.25%, 4/30/28	6,210,000	5,679,360
U.S. Treasury Notes, 1.25%, 6/30/28	4,392,800	4,001,995
U.S. Treasury Notes, 1.00%, 7/31/28	4,539,200	4,086,699
U.S. Treasury Notes, 3.125%, 11/15/28	5,484,700	5,348,868
U.S. Treasury Notes, 1.375%, 12/31/28	3,612,000	3,272,599
U.S. Treasury Notes, 1.75%, 1/31/29	5,908,300	5,430,789
U.S. Treasury Notes, 1.875%, 2/28/29	7,019,800	6,480,427
U.S. Treasury Notes, 2.75%, 5/31/29	6,358,500	6,083,545
U.S. Treasury Notes, 2.625%, 7/31/29	6,695,400	6,359,715
TOTAL U.S. TREASURY SECURITIES (Cost $80,973,714)		81,620,988
U.S. GOVERNMENT AGENCY SECURITIES — 2.3%
Federal Farm Credit Banks Funding Corp., 4.625%, 12/5/24	116,000	115,861
Federal Farm Credit Banks Funding Corp., 1.125%, 1/6/25	249,000	245,664
Federal Farm Credit Banks Funding Corp., 4.50%, 3/2/26	197,000	198,083
FHLB, 5.00%, 2/28/25	650,000	650,416
FHLB, 0.50%, 4/14/25	400,000	390,175
FHLB, 3.25%, 11/16/28	700,000	685,748
FHLMC, 4.00%, 11/25/24	538,000	536,566
FHLMC, 1.50%, 2/12/25	1,145,000	1,128,056
FHLMC, 0.375%, 7/21/25	422,000	407,358
FHLMC, 0.375%, 9/23/25	991,000	950,506
FHLMC, 0.65%, 10/27/25	100,000	96,139
FNMA, 2.625%, 9/6/24	855,000	854,809
FNMA, 1.625%, 1/7/25	491,000	485,300
FNMA, 0.50%, 6/17/25	734,000	711,205
FNMA, 0.50%, 11/7/25	330,000	315,844
FNMA, 0.75%, 10/8/27	491,000	447,437
Tennessee Valley Authority, 0.75%, 5/15/25	211,000	205,259
Tennessee Valley Authority, Series A, 2.875%, 2/1/27	100,000	97,627
45

Avantis Short-Term Fixed Income ETF
	Principal Amount/Shares	Value
Tennessee Valley Authority, 3.875%, 3/15/28	$880,000	$881,907
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $9,381,410)		9,403,960
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.2%
Sweden — 0.2%
Svensk Exportkredit AB, 3.625%, 9/3/24	500,000	500,000
Svensk Exportkredit AB, 2.25%, 3/22/27	350,000	335,122
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $836,294)		835,122
SHORT-TERM INVESTMENTS — 1.1%
Money Market Funds — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,837,996	1,837,996
State Street Navigator Securities Lending Government Money Market Portfolio(4)	295,188	295,188
		2,133,184
Treasury Bills(5) — 0.6%
U.S. Treasury Bills, 5.37%, 9/12/24	$2,250,000	2,247,067
TOTAL SHORT-TERM INVESTMENTS (Cost $4,380,251)		4,380,251
TOTAL INVESTMENT SECURITIES — 99.0% (Cost $400,096,133)		403,634,789
OTHER ASSETS AND LIABILITIES — 1.0%		4,014,785
TOTAL NET ASSETS — 100.0%		$407,649,574

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	50	December 2024	$5,469,922	$(13,637)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $285,313. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $551,860, which represented 0.1% of total net assets.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $155,664.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $295,188.
(5)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

See Notes to Financial Statements.
46

Statements of Assets and Liabilities

AUGUST 31, 2024
	Avantis Core Fixed Income ETF	Avantis Core Municipal Fixed Income ETF
Assets
Investment securities, at value (cost of $922,139,399 and $142,511,475, respectively) — including $5,279,712 and $—, respectively, of securities on loan	$927,744,003	$142,876,743
Investment made with cash collateral received for securities on loan, at value (cost of $5,439,648 and $—, respectively)	5,439,648	—
Total investment securities, at value (cost of $927,579,047 and $142,511,475, respectively)	933,183,651	142,876,743
Cash	—	46,684
Receivable for investments sold	81,450,725	—
Receivable for variation margin on swap agreements	2,082	—
Interest receivable	7,426,651	1,648,242
Securities lending receivable	3,183	—
	1,022,066,292	144,571,669

Liabilities
Payable for collateral received for forward commitments	981,058	—
Payable for collateral received for securities on loan	5,439,648	—
Payable for investments purchased	227,869,704	292,617
Payable for variation margin on futures contracts	52,787	—
Accrued management fees	98,169	18,299
	234,441,366	310,916

Net Assets	$787,624,926	$144,260,753

Shares outstanding (unlimited number of shares authorized)	18,750,000	3,100,000

Net Asset Value Per Share	$42.01	$46.54

Net Assets Consist of:
Capital paid in	$798,886,233	$144,050,444
Distributable earnings (loss)	(11,261,307)	210,309
	$787,624,926	$144,260,753

See Notes to Financial Statements.
47

AUGUST 31, 2024
Avantis Short-Term Fixed Income ETF
Assets
Investment securities, at value (cost of $399,800,945) — including $285,313 of securities on loan	$403,339,601
Investment made with cash collateral received for securities on loan, at value (cost of $295,188)	295,188
Total investment securities, at value (cost of $400,096,133)	403,634,789
Receivable for capital shares sold	4,686,480
Interest receivable	4,124,119
Securities lending receivable	345
412,445,733

Liabilities
Payable for collateral received for securities on loan	295,188
Payable for investments purchased	4,440,953
Payable for variation margin on futures contracts	10,156
Accrued management fees	49,862
4,796,159

Net Assets	$407,649,574

Shares outstanding (unlimited number of shares authorized)	8,700,000

Net Asset Value Per Share	$46.86

Net Assets Consist of:
Capital paid in	$406,128,434
Distributable earnings (loss)	1,521,140
$407,649,574

See Notes to Financial Statements.
48

Statements of Operations

YEAR ENDED AUGUST 31, 2024
	Avantis Core Fixed Income ETF	Avantis Core Municipal Fixed Income ETF
Investment Income (Loss)
Income:
Interest	$31,907,020	$4,389,866
Securities lending, net	52,354	—
	31,959,374	4,389,866
Expenses:
Management fees	995,747	195,239
Other expenses	30,945	—
	1,026,692	195,239

Net investment income (loss)	30,932,682	4,194,627

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(1,643,692)	(580,460)
Futures contract transactions	108,269	—
Swap agreement transactions	273,743	—
	(1,261,680)	(580,460)

Change in net unrealized appreciation (depreciation) on:
Investments	24,050,640	3,319,440
Futures contracts	(196,431)	—
Swap agreements	(34,218)	—
	23,819,991	3,319,440

Net realized and unrealized gain (loss)	22,558,311	2,738,980

Net Increase (Decrease) in Net Assets Resulting from Operations	$53,490,993	$6,933,607

See Notes to Financial Statements.
49

YEAR ENDED AUGUST 31, 2024
Avantis Short-Term Fixed Income ETF
Investment Income (Loss)
Income:
Interest	$14,298,121
Securities lending, net	5,163
14,303,284
Expenses:
Management fees	468,201
Other expenses	506
468,707

Net investment income (loss)	13,834,577

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(568,198)
Futures contract transactions	90,044
(478,154)

Change in net unrealized appreciation (depreciation) on:
Investments	7,497,549
Futures contracts	(58,665)
7,438,884

Net realized and unrealized gain (loss)	6,960,730

Net Increase (Decrease) in Net Assets Resulting from Operations	$20,795,307

See Notes to Financial Statements.
50

Statements of Changes in Net Assets

YEARS ENDED AUGUST 31, 2024 AND AUGUST 31, 2023
	Avantis Core Fixed Income ETF		Avantis Core Municipal Fixed Income ETF
Increase (Decrease) in Net Assets	August 31, 2024	August 31, 2023	August 31, 2024	August 31, 2023
Operations
Net investment income (loss)	$30,932,682	$14,322,040	$4,194,627	$1,606,061
Net realized gain (loss)	(1,261,680)	(14,453,614)	(580,460)	(41,515)
Change in net unrealized appreciation (depreciation)	23,819,991	(89,147)	3,319,440	(277,807)
Net increase (decrease) in net assets resulting from operations	53,490,993	(220,721)	6,933,607	1,286,739

Distributions to Shareholders
From earnings	(29,881,175)	(12,947,460)	(3,932,875)	(1,437,620)

Capital Share Transactions
Proceeds from shares sold	293,065,165	306,161,799	54,454,379	50,339,950
Payments for shares redeemed	(43,273,525)	(27,914,250)	—	—
Other capital	6,017	6,416	60,133	57,527
Net increase (decrease) in net assets from capital share transactions	249,797,657	278,253,965	54,514,512	50,397,477

Net increase (decrease) in net assets	273,407,475	265,085,784	57,515,244	50,246,596

Net Assets
Beginning of period	514,217,451	249,131,667	86,745,509	36,498,913
End of period	$787,624,926	$514,217,451	$144,260,753	$86,745,509

Transactions in Shares of the Funds
Sold	7,200,000	7,450,000	1,200,000	1,100,000
Redeemed	(1,050,000)	(700,000)	—	—
Net increase (decrease) in shares of the funds	6,150,000	6,750,000	1,200,000	1,100,000

See Notes to Financial Statements.
51

YEARS ENDED AUGUST 31, 2024 AND AUGUST 31, 2023
	Avantis Short-Term Fixed Income ETF
Increase (Decrease) in Net Assets	August 31, 2024	August 31, 2023
Operations
Net investment income (loss)	$13,834,577	$7,292,366
Net realized gain (loss)	(478,154)	(2,450,954)
Change in net unrealized appreciation (depreciation)	7,438,884	52,171
Net increase (decrease) in net assets resulting from operations	20,795,307	4,893,583

Distributions to Shareholders
From earnings	(13,193,380)	(6,495,520)

Capital Share Transactions
Proceeds from shares sold	161,826,835	162,951,075
Payments for shares redeemed	(9,335,270)	—
Other capital	2,423	2,647
Net increase (decrease) in net assets from capital share transactions	152,493,988	162,953,722

Net increase (decrease) in net assets	160,095,915	161,351,785

Net Assets
Beginning of period	247,553,659	86,201,874
End of period	$407,649,574	$247,553,659

Transactions in Shares of the Funds
Sold	3,500,000	3,550,000
Redeemed	(200,000)	—
Net increase (decrease) in shares of the funds	3,300,000	3,550,000

See Notes to Financial Statements.
52

Notes to Financial Statements

AUGUST 31, 2024

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company.  Avantis Core Fixed Income ETF, Avantis Core Municipal Fixed Income ETF and Avantis Short-Term Fixed Income ETF (collectively, the funds) are three funds in a series issued by the trust. The investment objective for Avantis Core Fixed Income ETF and Avantis Short-Term Fixed Income ETF is to seek to maximize total return.  Avantis Core Municipal Fixed Income ETF’s investment objective is to seek current income that is exempt from federal income tax.  Shares of the funds are listed for trading on the NYSE Arca, Inc.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the funds are determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the funds to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before each fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Forward Commitments — The funds may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The funds may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the funds may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The funds will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management
53

believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes the funds to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the funds seek to increase their net investment income through the receipt of interest and fees. Such income is reflected separately within the Statements of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedules of Investments and Statements of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of August 31, 2024.

Remaining Contractual Maturity of Agreements
Fund / Securities Lending Transactions(1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Avantis Core Fixed Income ETF
Corporate Bonds	$5,439,648	—	—	—	$5,439,648
Gross amount of recognized liabilities for securities lending transactions					$5,439,648
Avantis Short-Term Fixed Income ETF
Corporate Bonds	$295,188	—	—	—	$295,188
Gross amount of recognized liabilities for securities lending transactions					$295,188
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the funds, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses, extraordinary expenses and, in the case of certain funds, fees and expenses of the independent trustees (including legal counsel fees). The fee is computed and accrued daily based on the daily net assets of each fund and paid monthly in arrears.

The annual management fee for each fund is as follows:

Annual Management Fee
Avantis Core Fixed Income ETF	0.15%
Avantis Core Municipal Fixed Income ETF	0.15%
Avantis Short-Term Fixed Income ETF	0.15%

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

54

4. Investment Transactions

Purchases and sales of investment securities, including TBA transactions and excluding short-term investments and in kind transactions, for the period ended August 31, 2024 were as follows:

	Avantis Core Fixed Income ETF	Avantis Core Municipal Fixed Income ETF	Avantis Short-Term Fixed Income ETF
Purchases of U.S. Treasury and Government Agency obligations	$2,024,859,747	—	$9,071,330
Purchases of other investment securities	$83,136,064	$59,200,081	$107,519,415
Total Purchases	$2,107,995,811	$59,200,081	$116,590,745

Sales of U.S. Treasury and Government Agency obligations	$2,017,151,098	—	$37,253,470
Sales of other investment securities	$99,215,432	$24,670,878	$85,740,720
Total Sales	$2,116,366,530	$24,670,878	$122,994,190

Securities received or delivered in kind through subscriptions and redemptions and in kind net realized gain (loss) for the period ended August 31, 2024 were as follows:

	In kind Subscriptions	In kind Redemptions	In kind Net Realized Gain/(Loss)*
Avantis Core Fixed Income ETF	$274,150,946	$33,813,907	$899,880
Avantis Core Municipal Fixed Income ETF	$20,312,326	—	—
Avantis Short-Term Fixed Income ETF	$156,401,323	$9,102,777	$105,783
*Net realized gain (loss) on in kind transactions are not considered taxable for federal income tax purposes.

5. Capital Share Transactions

Each fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each fund issues and redeems shares at their NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). Authorized participants may be required to pay an additional variable charge to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statements of Changes in Net Assets.

6. Fair Value Measurements

The funds' investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

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The following is a summary of the level classifications as of period end. The Schedules of Investments provide additional information on the funds' portfolio holdings.

Avantis Core Fixed Income ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$493,681,165	—
U.S. Treasury Securities	—	194,346,301	—
U.S. Government Agency Mortgage-Backed Securities	—	145,247,582	—
U.S. Government Agency Securities	—	12,222,581	—
Sovereign Governments and Agencies	—	4,717,807	—
Short-Term Investments	$9,589,415	73,378,800	—
	$9,589,415	$923,594,236	—
Other Financial Instruments
Swap Agreements	—	$387,161	—

Liabilities
Other Financial Instruments
Futures Contracts	$99,722	—	—

Avantis Core Municipal Fixed Income ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$142,448,656	—
Short-Term Investments	$428,087	—	—
	$428,087	$142,448,656	—

Avantis Short-Term Fixed Income ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$307,394,468	—
U.S. Treasury Securities	—	81,620,988	—
U.S. Government Agency Securities	—	9,403,960	—
Sovereign Governments and Agencies	—	835,122	—
Short-Term Investments	$2,133,184	2,247,067	—
	$2,133,184	$401,501,605	—

Liabilities
Other Financial Instruments
Futures Contracts	$13,637	—	—

7. Derivative Instruments

Credit Risk — The funds are subject to credit risk in the normal course of pursuing their investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into
56

swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments.

The funds' average notional amount to credit risk derivative instruments held during the period were as follows:

Avantis Core Fixed Income ETF	$13,583,333

Interest Rate Risk — The funds are subject to interest rate risk in the normal course of pursuing their investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities.

The funds' average notional exposure to interest rate risk derivative instruments held during the period were as follows:

	Futures Contracts Purchased	Futures Contracts Sold
Avantis Core Fixed Income ETF	$8,474,365	$2,460,750
Avantis Short-Term Fixed Income ETF	$5,342,415	—

Value of Derivative Instruments as of August 31, 2024

	Asset Derivatives		Liability Derivatives
Fund / Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Avantis Core Fixed Income ETF
Credit Risk	Receivable for variation margin on swap agreements*	$2,082	Payable for variation margin on swap agreements*	—
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	$52,787
		$2,082		$52,787
Avantis Short-Term Fixed Income ETF
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	$10,156
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Year Ended August 31, 2024

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Fund / Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Avantis Core Fixed Income ETF
Credit Risk	Net realized gain (loss) on swap agreement transactions	$273,743	Change in net unrealized appreciation (depreciation) on swap agreements	$(34,218)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	108,269	Change in net unrealized appreciation (depreciation) on futures contracts	(196,431)
		$382,012		$(230,649)
Avantis Short-Term Fixed Income ETF
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	$90,044	Change in net unrealized appreciation (depreciation) on futures contracts	$(58,665)

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8. Risk Factors

The value of the funds’ shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the funds and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

A fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The tax character of distributions paid during the years ended August 31, 2024 and August 31, 2023 were as follows:

	2024			2023
	Distributions Paid From:			Distributions Paid From:
	Exempt Income	Ordinary Income	Long-term Capital Gains	Exempt Income	Ordinary Income	Long-term Capital Gains
Avantis Core Fixed Income ETF	—	$29,881,175	—	—	$12,947,460	—
Avantis Core Municipal Fixed Income ETF	$3,932,875	—	—	$1,437,620	—	—
Avantis Short-Term Fixed Income ETF	—	$13,193,380	—	—	$6,495,520	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

	Avantis Core Fixed Income ETF	Avantis Core Municipal Fixed Income ETF	Avantis Short-Term Fixed Income ETF
Federal tax cost of investments	$927,711,975	$142,511,476	$400,090,750
Gross tax appreciation of investments	$10,935,418	$1,604,092	$3,967,890
Gross tax depreciation of investments	(5,463,742)	(1,238,825)	(423,851)
Net tax appreciation (depreciation) of investments	5,471,676	365,267	3,544,039
Net tax appreciation (depreciation) on derivatives	32,426	—	—
Net tax appreciation (depreciation)	$5,504,102	$365,267	$3,544,039
Other book-to tax adjustments	$(25,098)	—	—
Undistributed ordinary income	$3,194,685	—	$1,580,357
Undistributed exempt income	—	$426,880	—
Accumulated short-term capital losses	$(10,040,277)	$(2,446)	$(1,254,868)
Accumulated long-term capital losses	$(9,894,719)	$(579,392)	$(2,348,388)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, excess premium amortization and the realization for tax purposes of unrealized gains (losses) on futures contracts. Other book-to-tax adjustments are attributable primarily to the tax deferral of losses on straddle positions.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
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Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Portfolio Turnover Rate (excluding TBA transactions)(3)	Net Assets, End of Period (in thousands)
Avantis Core Fixed Income ETF
2024	$40.81	1.90	1.17	3.07	(1.87)	0.00(4)	$42.01	7.77%	0.15%	4.66%	324%	27%	$787,625
2023	$42.59	1.62	(1.92)	(0.30)	(1.48)	0.00(4)	$40.81	(0.67)%	0.15%	3.91%	346%	27%	$514,217
2022	$49.67	0.94	(7.28)	(6.34)	(0.74)	0.00(4)	$42.59	(12.86)%	0.15%	2.09%	382%	31%	$249,132
2021(5)	$50.00	0.51	(0.43)	0.08	(0.41)	0.00(4)	$49.67	0.15%	0.15%	1.17%	185%	23%	$69,534

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Per-share amount was less than $0.005.
(5)October 13, 2020 (fund inception) through August 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Core Municipal Fixed Income ETF
2024	$45.66	1.49	0.77	2.26	(1.40)	0.02	$46.54	5.10%	0.15%	3.23%	19%	$144,261
2023	$45.62	1.11	(0.13)	0.98	(0.98)	0.04	$45.66	2.22%	0.15%	2.42%	6%	$86,746
2022	$50.25	0.48	(4.69)	(4.21)	(0.44)	0.02	$45.62	(8.36)%	0.15%	1.01%	2%	$36,499
2021(4)	$50.00	0.26	0.17	0.43	(0.21)	0.03	$50.25	0.93%	0.15%	0.70%	14%	$27,637

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)December 8, 2020 (fund inception) through August 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Short-Term Fixed Income ETF
2024	$45.84	2.04	0.97	3.01	(1.99)	0.00(4)	$46.86	6.74%	0.15%	4.44%	39%	$407,650
2023	$46.60	1.70	(0.96)	0.74	(1.50)	0.00(4)	$45.84	1.63%	0.15%	3.69%	59%	$247,554
2022	$50.00	0.57	(3.52)	(2.95)	(0.45)	0.00(4)	$46.60	(5.92)%	0.15%	1.18%	38%	$86,202
2021(5)	$50.00	0.18	(0.02)	0.16	(0.16)	0.00(4)	$50.00	0.33%	0.15%	0.40%	49%	$32,499

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Per-share amount was less than $0.005.
(5)October 13, 2020 (fund inception) through August 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of American Century ETF Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Avantis® Core Fixed Income ETF, Avantis® Core Municipal Fixed Income ETF, and Avantis® Short-Term Fixed Income ETF (the “Funds”), three of the funds constituting the American Century ETF Trust, as of August 31, 2024, the related statements of operations, the statements of changes in net assets, and the financial highlights for the periods indicated in the table below; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2024, and the results of their operations, the changes in their net assets, and the financial highlights for the periods listed in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Fund Constituting the American Century ETF Trust	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Avantis® Core Fixed Income ETF	For the year ended August 31, 2024	For the years ended August 31, 2024 and 2023	For the years ended August 31, 2024, 2023, and 2022, and the period from October 13, 2020 (fund inception) through August 31, 2021
Avantis® Core Municipal Fixed Income ETF	For the year ended August 31, 2024	For the years ended August 31, 2024 and 2023	For the years ended August 31, 2024, 2023, and 2022, and the period from December 8, 2020 (fund inception) through August 31, 2021
Avantis® Short-Term Fixed Income ETF	For the year ended August 31, 2024	For the years ended August 31, 2024 and 2023	For the years ended August 31, 2024, 2023, and 2022, and the period from October 13, 2020 (fund inception) through August 31, 2021

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
October 16, 2024

We have served as the auditor of one or more American Century investment companies since 1997.
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Approval of Management Agreement

At a meeting held on June 20, 2024, the Funds’ Board of Trustees (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for each of the Funds. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees.

Prior to its consideration of the management agreement renewal, the Trustees requested and reviewed extensive data and information compiled by the Advisor and certain independent data providers concerning the Funds. This review was in addition to the oversight and evaluation undertaken by the Board and its Audit Committee on a continual basis and the information received was supplemental to the extensive information that the Board and its Audit Committee receive and consider over time.

In connection with its consideration of the management agreement renewal, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Funds;
•the wide range of programs and services the Advisor and other service providers provide to the Funds and their shareholders on a routine and non-routine basis;
•the Funds’ investment performance compared to appropriate benchmarks and/or peer groups of other funds with similar investment objectives and strategies;
•the cost of owning the Funds compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Funds, the profitability of the Funds to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Funds;
•any collateral benefits derived by the Advisor from the management of the Funds;
•fees and expenses associated with any investment by the Funds in other funds;
•payments to intermediaries by the Funds and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

The independent Trustees met separately in private sessions to discuss the renewal and to review and discuss the information provided in response to their request. The independent Trustees also held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Funds. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling, and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under each Fund’s management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of each Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include the following:

•constructing and designing each Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of each Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
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•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by each Fund under Rule 12b-1 plans)

Investment Management Services. The nature of the investment management services provided to the Funds is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage each Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board provides oversight of the investment performance process. It regularly reviews investment performance information for each Fund, together with comparative information for appropriate benchmarks over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The performance for Avantis Short-Term Fixed Income ETF was above the Fund’s benchmark for the one- and three-year periods reviewed by the Board. The performance for Avantis Core Fixed Income ETF was above the Fund’s benchmark for the one-year period and below its benchmark for the three-year period reviewed by the Board. The performance for Avantis Core Municipal Fixed Income ETF was below the Fund’s benchmark for the one- and three-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to each Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides or arranges for a comprehensive package of services to the Funds. The Board, directly and through its Audit Committee, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to each Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Funds, its profitability in managing each Fund (pre- and post-distribution), and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Funds.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to the Funds and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of each Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that each Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1, and, for certain funds, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel). Under the unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of each of Avantis Core Fixed Income ETF and Avantis Short-Term Fixed Income ETF was below the median of the total expense ratios of each Fund’s respective peer expense universe and was the lowest of its peer expense group. The unified fee charged to shareholders of Avantis Core Municipal Fixed Income ETF was the lowest of the total expense ratios of the Fund’s peer expense universe and peer expense group. The Board concluded that the management fee paid by each Fund to the Advisor under its management agreement is reasonable in light of the services provided to the Fund.

64

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to funds or other advisory clients managed similarly to the Funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Funds. The Board analyzed this information and concluded that the fees charged and services provided to the Funds were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by each Fund and the Advisor and services provided in response thereto. These payments could include various payments made by each Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for each Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Funds. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Funds’ operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in each Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to each Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreement are fair and reasonable and that the management fee charged to each Fund is fair in light of the services provided and that the investment management agreement between each Fund and the Advisor should be renewed for an additional one-year period.

65

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

Avantis Core Municipal Fixed Income ETF designates $3,932,875 as exempt interest dividends for the fiscal year ended August 31, 2024.

For nonresident alien shareholders, Avantis Core Fixed Income ETF and Avantis Short-Term Fixed Income ETF hereby designate $26,333,919 and $10,805,264, respectively, or up to the maximum amount allowable, of ordinary income distributions as qualified interest income for the fiscal year ended August 31, 2024.

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This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-96956 2410

Annual Financial Statements and Other Information

August 31, 2024

Avantis® U.S. Equity Fund
Institutional Class (AVUSX)
G Class (AVUNX)
Avantis® U.S. Large Cap Value Fund
Institutional Class (AVLVX)
G Class (ALCEX)
Avantis® U.S. Small Cap Equity Fund
Institutional Class (AVSCX)
G Class (AVSBX)
Avantis® U.S. Small Cap Value Fund
Institutional Class (AVUVX)
G Class (AVCNX)

Schedules of Investments

AUGUST 31, 2024

Avantis U.S. Equity Fund
	Shares	Value
COMMON STOCKS — 99.9%
Aerospace and Defense — 1.2%
AerSale Corp.(1)	635	$3,232
Axon Enterprise, Inc.(1)	566	206,573
Boeing Co.(1)	3,414	593,148
BWX Technologies, Inc.	3,255	335,265
Cadre Holdings, Inc.	814	29,507
Curtiss-Wright Corp.	474	149,718
Ducommun, Inc.(1)	89	5,792
General Dynamics Corp.	1,113	333,188
General Electric Co.	10,498	1,833,161
HEICO Corp.	281	72,093
HEICO Corp., Class A	538	107,648
Hexcel Corp.	1,272	80,505
Howmet Aerospace, Inc.	2,552	246,676
Huntington Ingalls Industries, Inc.	493	139,406
L3Harris Technologies, Inc.	689	163,066
Lockheed Martin Corp.	3,308	1,879,275
Mercury Systems, Inc.(1)	629	23,839
National Presto Industries, Inc.	103	8,064
Northrop Grumman Corp.	808	422,754
RTX Corp.	8,595	1,060,107
Spirit AeroSystems Holdings, Inc., Class A(1)	840	29,576
Textron, Inc.	5,466	498,499
TransDigm Group, Inc.	384	527,313
Triumph Group, Inc.(1)	528	7,355
Woodward, Inc.	1,167	194,481
		8,950,241
Air Freight and Logistics — 0.8%
Air Transport Services Group, Inc.(1)	4,921	82,968
CH Robinson Worldwide, Inc.	2,453	253,910
Expeditors International of Washington, Inc.	7,240	893,488
FedEx Corp.	7,853	2,346,241
GXO Logistics, Inc.(1)	748	37,437
Hub Group, Inc., Class A	3,940	185,692
Radiant Logistics, Inc.(1)	3,821	24,340
United Parcel Service, Inc., Class B	15,712	2,019,778
		5,843,854
Automobile Components — 0.5%
Adient PLC(1)	723	16,354
American Axle & Manufacturing Holdings, Inc.(1)	10,320	66,358
Aptiv PLC(1)	4,839	346,134
Autoliv, Inc.	4,573	468,595
BorgWarner, Inc.	11,747	400,220
Cooper-Standard Holdings, Inc.(1)	132	2,039
Dana, Inc.	8,975	101,328
Gentex Corp.	7,073	221,597
Goodyear Tire & Rubber Co.(1)	22,093	194,860
LCI Industries	1,525	179,706
Lear Corp.	3,021	352,400
Modine Manufacturing Co.(1)	3,729	453,260
2

Avantis U.S. Equity Fund
	Shares	Value
Motorcar Parts of America, Inc.(1)	233	$1,545
Patrick Industries, Inc.	1,548	200,033
Phinia, Inc.	2,063	98,941
QuantumScape Corp.(1)	2,508	14,571
Standard Motor Products, Inc.	889	28,724
Stoneridge, Inc.(1)	1,089	15,616
Visteon Corp.(1)	1,495	151,339
XPEL, Inc.(1)	479	20,736
		3,334,356
Automobiles — 1.1%
Ford Motor Co.	125,031	1,399,097
General Motors Co.	46,207	2,300,185
Harley-Davidson, Inc.	4,686	175,444
Lucid Group, Inc.(1)	4,717	18,962
Rivian Automotive, Inc., Class A(1)(2)	16,870	238,373
Tesla, Inc.(1)	16,002	3,426,188
Thor Industries, Inc.	2,911	312,234
Winnebago Industries, Inc.	2,003	119,499
		7,989,982
Banks — 5.8%
1st Source Corp.	704	43,257
ACNB Corp.	274	11,513
Amalgamated Financial Corp.	1,351	44,569
Amerant Bancorp, Inc.	864	19,060
Ameris Bancorp	2,850	175,645
Arrow Financial Corp.	634	19,331
Associated Banc-Corp.	5,383	123,163
Atlantic Union Bankshares Corp.	3,221	127,809
Axos Financial, Inc.(1)	3,548	246,338
Banc of California, Inc.	5,109	72,650
BancFirst Corp.	807	85,865
Bancorp, Inc.(1)	3,207	168,047
Bank First Corp.	345	32,444
Bank of America Corp.	75,341	3,070,146
Bank of Hawaii Corp.	2,516	166,987
Bank of Marin Bancorp	324	6,930
Bank of NT Butterfield & Son Ltd.	3,115	119,149
Bank OZK	5,320	230,622
BankUnited, Inc.	4,393	168,823
Banner Corp.	1,788	106,511
Bar Harbor Bankshares	500	16,030
BayCom Corp.	385	8,867
BCB Bancorp, Inc.	593	7,359
Berkshire Hills Bancorp, Inc.	1,551	42,715
Blue Foundry Bancorp(1)	1,039	11,502
BOK Financial Corp.	625	65,594
Bridgewater Bancshares, Inc.(1)	809	11,666
Brookline Bancorp, Inc.	3,642	37,258
Burke & Herbert Financial Services Corp.	98	6,492
Business First Bancshares, Inc.	1,148	28,034
Byline Bancorp, Inc.	2,033	56,416
Cadence Bank	10,292	332,226
Camden National Corp.	451	18,031
Capital City Bank Group, Inc.	375	12,945
3

Avantis U.S. Equity Fund
	Shares	Value
Carter Bankshares, Inc.(1)	1,318	$22,801
Cathay General Bancorp	4,163	183,130
Central Pacific Financial Corp.	1,144	31,471
Citigroup, Inc.	23,632	1,480,308
Citizens & Northern Corp.	211	4,250
Citizens Financial Group, Inc.	10,986	472,947
City Holding Co.	831	98,673
Civista Bancshares, Inc.	218	3,699
CNB Financial Corp.	770	18,719
Coastal Financial Corp.(1)	338	18,140
Columbia Banking System, Inc.	9,863	248,350
Columbia Financial, Inc.(1)	962	17,085
Comerica, Inc.	7,992	456,423
Commerce Bancshares, Inc.	3,442	220,150
Community Financial System, Inc.	868	53,087
Community Trust Bancorp, Inc.	566	28,583
Community West Bancshares	384	7,834
ConnectOne Bancorp, Inc.	2,498	62,450
CrossFirst Bankshares, Inc.(1)	1,628	28,327
Cullen/Frost Bankers, Inc.	1,998	224,236
Customers Bancorp, Inc.(1)	2,451	127,011
CVB Financial Corp.	6,499	119,712
Dime Community Bancshares, Inc.	1,799	46,792
Eagle Bancorp, Inc.	926	20,159
East West Bancorp, Inc.	7,903	664,405
Eastern Bankshares, Inc.	6,170	104,705
Enterprise Bancorp, Inc.	150	4,649
Enterprise Financial Services Corp.	1,483	78,466
Equity Bancshares, Inc., Class A	592	24,148
Esquire Financial Holdings, Inc.	648	39,871
Farmers & Merchants Bancorp, Inc.	511	14,047
Farmers National Banc Corp.	1,110	17,261
FB Financial Corp.	1,499	72,282
Fifth Third Bancorp	26,135	1,115,703
Financial Institutions, Inc.	648	16,861
First BanCorp	12,702	271,569
First Bancorp, Inc.	69	1,924
First Bancorp/Southern Pines NC	1,391	59,090
First Bancshares, Inc.	1,363	46,696
First Busey Corp.	3,157	85,397
First Business Financial Services, Inc.	296	13,430
First Citizens BancShares, Inc., Class A	340	690,438
First Commonwealth Financial Corp.	4,663	80,297
First Community Bankshares, Inc.	569	25,104
First Financial Bancorp	4,130	109,321
First Financial Bankshares, Inc.	2,602	95,155
First Financial Corp.	358	16,003
First Foundation, Inc.	1,202	8,462
First Hawaiian, Inc.	4,378	106,517
First Horizon Corp.	13,829	229,423
First Internet Bancorp	270	9,798
First Interstate BancSystem, Inc., Class A	2,212	68,683
First Merchants Corp.	3,240	126,360
First Mid Bancshares, Inc.	1,377	55,466
4

Avantis U.S. Equity Fund
	Shares	Value
First of Long Island Corp.	821	$10,484
Five Star Bancorp	297	8,658
Flushing Financial Corp.	915	13,359
FNB Corp.	12,513	187,445
FS Bancorp, Inc.	140	6,136
Fulton Financial Corp.	7,181	138,952
German American Bancorp, Inc.	1,247	50,017
Glacier Bancorp, Inc.	1,729	81,782
Great Southern Bancorp, Inc.	358	21,322
Hancock Whitney Corp.	4,998	268,543
Hanmi Financial Corp.	1,345	26,644
HarborOne Bancorp, Inc.	1,993	26,308
HBT Financial, Inc.	763	17,106
Heartland Financial USA, Inc.	1,662	92,673
Heritage Commerce Corp.	3,367	34,276
Heritage Financial Corp.	1,917	43,784
Hilltop Holdings, Inc.	1,799	59,097
Hingham Institution For Savings	30	7,709
Home Bancorp, Inc.	231	10,316
Home BancShares, Inc.	5,235	145,742
HomeStreet, Inc.	686	10,976
HomeTrust Bancshares, Inc.	196	7,146
Hope Bancorp, Inc.	5,537	70,818
Horizon Bancorp, Inc.	1,083	17,350
Huntington Bancshares, Inc.	55,060	824,248
Independent Bank Corp.	1,357	85,912
Independent Bank Corp. (Michigan)	1,490	50,481
Independent Bank Group, Inc.	1,293	75,278
International Bancshares Corp.	3,436	217,086
JPMorgan Chase & Co.	39,112	8,792,378
Kearny Financial Corp.	2,765	18,830
KeyCorp	38,484	656,537
Lakeland Financial Corp.	832	56,701
Live Oak Bancshares, Inc.	1,607	69,085
M&T Bank Corp.	5,750	989,632
Mercantile Bank Corp.	568	26,117
Metrocity Bankshares, Inc.	862	26,420
Metropolitan Bank Holding Corp.(1)	954	49,331
Mid Penn Bancorp, Inc.	311	9,395
Midland States Bancorp, Inc.	1,052	23,954
MidWestOne Financial Group, Inc.	488	14,259
MVB Financial Corp.	145	3,045
National Bank Holdings Corp., Class A	1,901	83,283
NBT Bancorp, Inc.	2,097	102,669
Nicolet Bankshares, Inc.	535	52,591
Northeast Bank	344	24,427
Northfield Bancorp, Inc.	1,268	15,368
Northrim BanCorp, Inc.	128	8,828
Northwest Bancshares, Inc.	6,761	93,640
OceanFirst Financial Corp.	1,395	24,929
OFG Bancorp	3,234	148,732
Old National Bancorp	16,811	333,698
Old Second Bancorp, Inc.	3,160	53,815
Origin Bancorp, Inc.	1,250	41,838
5

Avantis U.S. Equity Fund
	Shares	Value
Orrstown Financial Services, Inc.	418	$14,964
Pacific Premier Bancorp, Inc.	4,728	121,510
Park National Corp.	449	78,930
Parke Bancorp, Inc.	239	4,900
Pathward Financial, Inc.	1,920	132,134
PCB Bancorp	619	11,922
Peapack-Gladstone Financial Corp.	790	22,562
Peoples Bancorp, Inc.	1,838	58,816
Peoples Financial Services Corp.	302	14,378
Pinnacle Financial Partners, Inc.	3,001	298,810
PNC Financial Services Group, Inc.	8,328	1,541,430
Popular, Inc.	3,545	363,362
Preferred Bank	914	75,725
Premier Financial Corp.	2,168	54,330
Primis Financial Corp.	314	3,815
Prosperity Bancshares, Inc.	1,463	107,648
Provident Financial Services, Inc.	5,707	108,832
QCR Holdings, Inc.	1,010	77,901
RBB Bancorp	596	13,684
Red River Bancshares, Inc.	207	10,994
Regions Financial Corp.	32,810	768,410
Renasant Corp.	1,599	55,965
Republic Bancorp, Inc., Class A	412	26,327
S&T Bancorp, Inc.	2,118	91,010
Sandy Spring Bancorp, Inc.	2,129	66,638
Seacoast Banking Corp. of Florida	3,037	83,092
ServisFirst Bancshares, Inc.	2,214	179,467
Shore Bancshares, Inc.	441	6,262
Sierra Bancorp	568	17,114
Simmons First National Corp., Class A	4,534	97,118
SmartFinancial, Inc.	582	17,012
South Plains Financial, Inc.	709	24,751
Southern First Bancshares, Inc.(1)	222	7,211
Southern Missouri Bancorp, Inc.	393	22,727
Southside Bancshares, Inc.	1,340	45,868
SouthState Corp.	2,353	228,453
Stellar Bancorp, Inc.	1,191	32,479
Stock Yards Bancorp, Inc.	1,242	75,265
Synovus Financial Corp.	8,550	394,326
Texas Capital Bancshares, Inc.(1)	1,212	81,471
TFS Financial Corp.	577	7,836
Timberland Bancorp, Inc.	313	9,775
Tompkins Financial Corp.	301	18,463
Towne Bank	2,861	99,134
TriCo Bancshares	1,187	53,961
Triumph Financial, Inc.(1)	1,059	88,935
Truist Financial Corp.	29,058	1,291,919
TrustCo Bank Corp.	1,026	35,746
Trustmark Corp.	2,492	83,009
U.S. Bancorp	36,558	1,726,634
UMB Financial Corp.	2,064	213,810
United Bankshares, Inc.	2,235	86,874
United Community Banks, Inc.	3,168	96,529
Unity Bancorp, Inc.	332	11,265
6

Avantis U.S. Equity Fund
	Shares	Value
Univest Financial Corp.	963	$27,407
Valley National Bancorp	15,277	132,604
Veritex Holdings, Inc.	3,044	76,678
WaFd, Inc.	2,781	101,979
Washington Trust Bancorp, Inc.	493	16,170
Webster Financial Corp.	7,502	355,820
Wells Fargo & Co.	54,079	3,161,999
WesBanco, Inc.	2,206	71,055
West BanCorp, Inc.	500	9,975
Westamerica BanCorp	1,781	92,238
Western Alliance Bancorp	4,829	394,433
Wintrust Financial Corp.	3,581	389,613
WSFS Financial Corp.	2,703	147,962
Zions Bancorp NA	8,921	442,125
		42,950,573
Beverages — 1.1%
Boston Beer Co., Inc., Class A(1)	191	51,899
Brown-Forman Corp., Class A	472	21,594
Brown-Forman Corp., Class B	2,853	130,068
Celsius Holdings, Inc.(1)	5,859	222,818
Coca-Cola Co.	51,136	3,705,826
Coca-Cola Consolidated, Inc.	336	451,046
Constellation Brands, Inc., Class A	1,143	275,132
Duckhorn Portfolio, Inc.(1)	503	3,184
Keurig Dr. Pepper, Inc.	5,458	199,817
Molson Coors Beverage Co., Class B	6,591	355,716
Monster Beverage Corp.(1)	4,269	201,198
National Beverage Corp.	1,375	62,095
PepsiCo, Inc.	13,455	2,326,100
Vita Coco Co., Inc.(1)	2,658	69,427
		8,075,920
Biotechnology — 2.1%
2seventy bio, Inc.(1)(2)	714	3,477
AbbVie, Inc.	17,572	3,449,559
Agios Pharmaceuticals, Inc.(1)	1,965	90,213
Aldeyra Therapeutics, Inc.(1)	2,228	12,822
Alector, Inc.(1)	2,399	12,667
Allogene Therapeutics, Inc.(1)	1,863	4,900
Alnylam Pharmaceuticals, Inc.(1)	721	189,399
Altimmune, Inc.(1)(2)	915	6,130
Amgen, Inc.	5,301	1,769,633
Anika Therapeutics, Inc.(1)	17	437
Arcus Biosciences, Inc.(1)	711	12,172
Beam Therapeutics, Inc.(1)	844	22,518
BioCryst Pharmaceuticals, Inc.(1)	946	8,221
Biogen, Inc.(1)	2,043	418,325
BioMarin Pharmaceutical, Inc.(1)	2,528	230,579
Bridgebio Pharma, Inc.(1)	2,160	60,156
CareDx, Inc.(1)	381	11,708
Caribou Biosciences, Inc.(1)	1,959	4,231
Cogent Biosciences, Inc.(1)	1,674	17,979
CRISPR Therapeutics AG(1)(2)	1,163	55,498
Cullinan Therapeutics, Inc.(1)	2,086	40,886
Cytokinetics, Inc.(1)	516	29,453
7

Avantis U.S. Equity Fund
	Shares	Value
Day One Biopharmaceuticals, Inc.(1)	1,691	$23,403
Denali Therapeutics, Inc.(1)	843	20,603
Dynavax Technologies Corp.(1)	4,847	54,383
Editas Medicine, Inc.(1)	1,447	5,412
Emergent BioSolutions, Inc.(1)	873	7,255
Enanta Pharmaceuticals, Inc.(1)	212	2,731
Entrada Therapeutics, Inc.(1)	1,531	27,099
Exact Sciences Corp.(1)	920	56,755
Exelixis, Inc.(1)	8,103	210,921
Fate Therapeutics, Inc.(1)	1,015	3,725
Gilead Sciences, Inc.	26,774	2,115,146
GRAIL, Inc.(1)	138	1,947
Halozyme Therapeutics, Inc.(1)	3,835	244,865
Incyte Corp.(1)	2,121	139,265
Insmed, Inc.(1)	1,048	80,141
Ionis Pharmaceuticals, Inc.(1)	1,383	65,941
Ironwood Pharmaceuticals, Inc.(1)	6,854	34,681
iTeos Therapeutics, Inc.(1)	1,269	21,383
Kura Oncology, Inc.(1)	1,022	21,523
Kymera Therapeutics, Inc.(1)	547	26,453
MannKind Corp.(1)	2,305	14,429
MiMedx Group, Inc.(1)	3,049	20,855
Moderna, Inc.(1)	4,988	386,071
Monte Rosa Therapeutics, Inc.(1)	439	2,709
Myriad Genetics, Inc.(1)	1,744	49,407
Natera, Inc.(1)	1,775	209,911
Neurocrine Biosciences, Inc.(1)	2,160	274,450
Nkarta, Inc.(1)	785	4,168
Organogenesis Holdings, Inc.(1)	778	2,241
ORIC Pharmaceuticals, Inc.(1)	2,271	23,550
PDL BioPharma, Inc.(1)	752	8
PTC Therapeutics, Inc.(1)	770	27,196
Regeneron Pharmaceuticals, Inc.(1)	1,476	1,748,602
REGENXBIO, Inc.(1)	1,606	19,625
Relay Therapeutics, Inc.(1)	1,875	12,731
Replimune Group, Inc.(1)	1,200	12,204
Roivant Sciences Ltd.(1)	6,006	73,453
Sage Therapeutics, Inc.(1)	1,513	12,755
Sarepta Therapeutics, Inc.(1)	749	101,699
Tango Therapeutics, Inc.(1)	3,480	41,168
uniQure NV(1)	1,848	10,811
United Therapeutics Corp.(1)	1,463	531,874
Vanda Pharmaceuticals, Inc.(1)	982	5,195
Vaxcyte, Inc.(1)	1,926	155,544
Vertex Pharmaceuticals, Inc.(1)	4,958	2,458,623
Verve Therapeutics, Inc.(1)	1,431	9,588
Vir Biotechnology, Inc.(1)	5,556	45,893
Voyager Therapeutics, Inc.(1)	3,109	20,395
Xencor, Inc.(1)	1,200	20,988
Zymeworks, Inc.(1)	83	974
		15,911,712
Broadline Retail — 3.4%
Amazon.com, Inc.(1)	112,447	20,071,790
Dillard's, Inc., Class A	218	73,895
8

Avantis U.S. Equity Fund
	Shares	Value
eBay, Inc.	24,816	$1,466,626
Etsy, Inc.(1)	1,403	77,291
Kohl's Corp.	5,840	113,238
Macy's, Inc.	10,794	168,063
MercadoLibre, Inc.(1)	1,335	2,752,316
Nordstrom, Inc.	6,866	153,386
Ollie's Bargain Outlet Holdings, Inc.(1)	1,649	147,684
		25,024,289
Building Products — 1.2%
A.O. Smith Corp.	4,916	411,568
AAON, Inc.	1,363	130,180
Advanced Drainage Systems, Inc.	3,482	545,838
Allegion PLC	1,119	155,362
American Woodmark Corp.(1)	543	48,658
Apogee Enterprises, Inc.	1,374	91,756
Armstrong World Industries, Inc.	2,917	369,759
AZEK Co., Inc.(1)	2,605	111,051
AZZ, Inc.	770	64,041
Builders FirstSource, Inc.(1)	4,725	822,150
Carlisle Cos., Inc.	2,376	1,006,949
Carrier Global Corp.	4,528	329,548
CSW Industrials, Inc.	563	190,086
Fortune Brands Innovations, Inc.	4,030	320,022
Gibraltar Industries, Inc.(1)	1,771	123,386
Griffon Corp.	1,768	117,024
Hayward Holdings, Inc.(1)	2,247	33,345
Insteel Industries, Inc.	1,317	45,305
Janus International Group, Inc.(1)	2,570	28,244
JELD-WEN Holding, Inc.(1)	6,209	88,416
Johnson Controls International PLC	3,080	224,378
Lennox International, Inc.	1,325	782,002
Masco Corp.	2,100	167,076
Masterbrand, Inc.(1)	4,758	76,318
Owens Corning	4,055	684,200
Quanex Building Products Corp.	2,336	64,544
Resideo Technologies, Inc.(1)	946	19,071
Simpson Manufacturing Co., Inc.	2,238	409,688
Trane Technologies PLC	2,292	828,925
Trex Co., Inc.(1)	3,888	247,821
UFP Industries, Inc.	3,995	486,072
Zurn Elkay Water Solutions Corp.	2,749	89,150
		9,111,933
Capital Markets — 3.4%
Affiliated Managers Group, Inc.	122	21,207
Ameriprise Financial, Inc.	4,034	1,813,041
ARES Management Corp., Class A	1,849	270,694
Artisan Partners Asset Management, Inc., Class A	4,535	188,611
AssetMark Financial Holdings, Inc.(1)	1,059	37,224
Bank of New York Mellon Corp.	21,382	1,458,680
BGC Group, Inc., Class A	5,615	55,476
BlackRock, Inc.	1,616	1,457,325
Blackstone, Inc.	4,399	626,242
Brightsphere Investment Group, Inc.	1,432	34,926
Carlyle Group, Inc.	7,818	313,736
9

Avantis U.S. Equity Fund
	Shares	Value
Cboe Global Markets, Inc.	1,256	$257,982
Charles Schwab Corp.	24,373	1,586,682
CME Group, Inc.	4,047	873,100
Cohen & Steers, Inc.	1,635	146,104
Coinbase Global, Inc., Class A(1)	2,870	526,243
Diamond Hill Investment Group, Inc.	178	28,129
Donnelley Financial Solutions, Inc.(1)	603	40,196
Evercore, Inc., Class A	2,010	493,937
FactSet Research Systems, Inc.	609	257,509
Federated Hermes, Inc.	2,049	70,281
Franklin Resources, Inc.	6,296	127,431
Goldman Sachs Group, Inc.	5,458	2,784,944
Hamilton Lane, Inc., Class A	1,612	246,378
Houlihan Lokey, Inc.	1,238	193,896
Interactive Brokers Group, Inc., Class A	674	86,872
Intercontinental Exchange, Inc.	3,767	608,559
Invesco Ltd.	10,040	171,584
Janus Henderson Group PLC	4,060	152,697
Jefferies Financial Group, Inc.	5,456	327,087
KKR & Co., Inc.	8,731	1,080,636
LPL Financial Holdings, Inc.	2,124	476,498
MarketAxess Holdings, Inc.	495	119,983
Moody's Corp.	1,829	892,076
Morgan Stanley	15,978	1,655,481
Morningstar, Inc.	190	59,616
MSCI, Inc.	522	303,068
Nasdaq, Inc.	1,113	80,225
Northern Trust Corp.	5,718	521,539
Open Lending Corp., Class A(1)	5,631	32,435
Oppenheimer Holdings, Inc., Class A	408	21,502
Patria Investments Ltd., Class A	1,805	20,794
Piper Sandler Cos.	918	250,339
PJT Partners, Inc., Class A	240	29,640
Raymond James Financial, Inc.	7,132	852,773
S&P Global, Inc.	1,439	738,552
SEI Investments Co.	4,465	301,968
State Street Corp.	7,691	669,886
Stifel Financial Corp.	4,066	358,377
StoneX Group, Inc.(1)	1,729	143,265
T. Rowe Price Group, Inc.	6,345	672,824
TPG, Inc.	2,383	120,222
Tradeweb Markets, Inc., Class A	1,390	164,354
Victory Capital Holdings, Inc., Class A	933	50,914
Virtu Financial, Inc., Class A	4,225	129,750
Virtus Investment Partners, Inc.	317	67,096
WisdomTree, Inc.	2,210	22,409
		25,092,995
Chemicals — 1.9%
AdvanSix, Inc.	1,534	45,345
Air Products & Chemicals, Inc.	5,196	1,448,905
Albemarle Corp.(2)	2,126	191,871
American Vanguard Corp.	1,244	7,141
Arcadium Lithium PLC(1)	28,819	78,099
Ashland, Inc.	1,009	90,305
10

Avantis U.S. Equity Fund
	Shares	Value
Avient Corp.	1,988	$97,670
Axalta Coating Systems Ltd.(1)	2,653	96,834
Balchem Corp.	254	44,966
Cabot Corp.	3,388	356,113
Celanese Corp.	443	57,856
CF Industries Holdings, Inc.	10,917	907,093
Core Molding Technologies, Inc.(1)	728	12,995
Corteva, Inc.	9,479	543,147
Dow, Inc.	23,103	1,237,859
DuPont de Nemours, Inc.	6,534	550,489
Eastman Chemical Co.	5,002	512,055
Ecolab, Inc.	1,060	268,371
Ecovyst, Inc.(1)	4,030	28,935
Element Solutions, Inc.	781	20,884
FMC Corp.	3,139	202,717
Hawkins, Inc.	1,402	177,591
HB Fuller Co.	1,047	89,686
Huntsman Corp.	6,131	135,188
Ingevity Corp.(1)	1,528	60,402
Innospec, Inc.	729	84,024
International Flavors & Fragrances, Inc.	2,462	256,023
Intrepid Potash, Inc.(1)	310	7,651
Koppers Holdings, Inc.	734	29,052
Kronos Worldwide, Inc.	903	10,439
Linde PLC	3,952	1,890,044
LSB Industries, Inc.(1)	4,030	31,958
LyondellBasell Industries NV, Class A	9,664	953,837
Mativ Holdings, Inc.	2,970	56,311
Minerals Technologies, Inc.	950	73,245
Mosaic Co.	12,135	346,697
NewMarket Corp.	475	272,541
Olin Corp.	7,826	341,761
Orion SA	2,618	48,826
PPG Industries, Inc.	2,416	313,428
PureCycle Technologies, Inc.(1)(2)	3,852	23,497
Quaker Chemical Corp.	354	59,922
RPM International, Inc.	6,341	737,141
Scotts Miracle-Gro Co.	991	70,341
Sherwin-Williams Co.	2,983	1,101,831
Stepan Co.	581	45,103
Trinseo PLC(2)	1,620	7,047
Tronox Holdings PLC, Class A	5,103	71,085
Valhi, Inc.	232	6,777
Westlake Corp.	1,649	239,831
		14,340,929
Commercial Services and Supplies — 0.7%
ACCO Brands Corp.	4,347	23,822
Aris Water Solutions, Inc., Class A	400	6,728
Brady Corp., Class A	1,152	85,294
Brink's Co.	1,003	111,263
Casella Waste Systems, Inc., Class A(1)	858	92,544
Cimpress PLC(1)	322	31,839
Cintas Corp.	937	754,397
Civeo Corp.	1,036	29,474
11

Avantis U.S. Equity Fund
	Shares	Value
Clean Harbors, Inc.(1)	1,513	$372,047
Copart, Inc.(1)	14,194	751,714
Deluxe Corp.	592	12,189
Ennis, Inc.	1,194	28,549
Healthcare Services Group, Inc.(1)	1,523	16,585
HNI Corp.	1,859	100,107
Interface, Inc.	4,478	84,545
Matthews International Corp., Class A	478	12,108
MillerKnoll, Inc.	4,118	121,275
MSA Safety, Inc.	707	129,119
Pitney Bowes, Inc.	1,109	7,841
Quad/Graphics, Inc.	1,703	7,987
Republic Services, Inc.	1,221	254,224
Rollins, Inc.	4,622	231,932
Steelcase, Inc., Class A	5,857	82,818
Tetra Tech, Inc.	454	107,934
UniFirst Corp.	453	85,930
Veralto Corp.	1,307	146,946
Vestis Corp.	871	12,255
Waste Connections, Inc.	1,861	347,077
Waste Management, Inc.	5,574	1,181,911
		5,230,454
Communications Equipment — 0.5%
Applied Optoelectronics, Inc.(1)	2,740	31,099
Arista Networks, Inc.(1)	2,894	1,022,682
Aviat Networks, Inc.(1)	332	9,113
Ciena Corp.(1)	2,194	126,484
Cisco Systems, Inc.	19,904	1,005,948
Extreme Networks, Inc.(1)	3,813	60,055
F5, Inc.(1)	730	148,299
Juniper Networks, Inc.	3,908	151,943
Motorola Solutions, Inc.	3,011	1,330,982
NETGEAR, Inc.(1)	326	5,291
Ribbon Communications, Inc.(1)	594	2,026
Ubiquiti, Inc.	105	20,320
Viasat, Inc.(1)	2,820	44,274
		3,958,516
Construction and Engineering — 0.6%
AECOM	751	75,205
API Group Corp.(1)	1,408	50,054
Arcosa, Inc.	1,270	116,192
Argan, Inc.	1,069	84,782
Comfort Systems USA, Inc.	1,844	651,891
Construction Partners, Inc., Class A(1)	1,865	123,053
Dycom Industries, Inc.(1)	1,534	269,923
EMCOR Group, Inc.	2,401	943,737
Fluor Corp.(1)	2,497	125,025
Granite Construction, Inc.	1,638	123,112
Great Lakes Dredge & Dock Corp.(1)	2,633	26,198
IES Holdings, Inc.(1)	458	85,431
Limbach Holdings, Inc.(1)	840	54,289
MasTec, Inc.(1)	1,366	154,535
MDU Resources Group, Inc.	12,777	328,241
MYR Group, Inc.(1)	1,294	130,435
12

Avantis U.S. Equity Fund
	Shares	Value
Northwest Pipe Co.(1)	260	$11,435
Primoris Services Corp.	3,145	177,504
Quanta Services, Inc.	1,630	448,462
Sterling Infrastructure, Inc.(1)	2,605	311,376
Tutor Perini Corp.(1)	1,023	24,521
Valmont Industries, Inc.	368	105,160
WillScot Holdings Corp.(1)	4,268	164,489
		4,585,050
Construction Materials — 0.3%
CRH PLC	3,698	335,668
Eagle Materials, Inc.	2,039	525,552
Knife River Corp.(1)	2,230	175,880
Martin Marietta Materials, Inc.	1,496	799,103
Summit Materials, Inc., Class A(1)	3,282	132,921
U.S. Lime & Minerals, Inc.	695	56,802
Vulcan Materials Co.	1,945	476,934
		2,502,860
Consumer Finance — 1.0%
Ally Financial, Inc.	15,207	656,790
American Express Co.	5,724	1,480,513
Atlanticus Holdings Corp.(1)	173	6,116
Bread Financial Holdings, Inc.	3,698	215,113
Capital One Financial Corp.	10,359	1,522,048
Consumer Portfolio Services, Inc.(1)	792	6,534
Credit Acceptance Corp.(1)	299	139,492
Discover Financial Services	5,811	806,044
Enova International, Inc.(1)	991	84,958
EZCORP, Inc., Class A(1)	1,486	18,159
FirstCash Holdings, Inc.	655	78,659
Green Dot Corp., Class A(1)	1,850	20,665
LendingClub Corp.(1)	3,059	37,167
Medallion Financial Corp.	2,454	19,828
Navient Corp.	5,259	89,035
Nelnet, Inc., Class A	486	56,172
OneMain Holdings, Inc.	7,260	358,717
PRA Group, Inc.(1)	1,218	28,404
PROG Holdings, Inc.	4,028	188,349
Regional Management Corp.	404	13,546
SLM Corp.	14,690	324,061
SoFi Technologies, Inc.(1)(2)	25,780	205,982
Synchrony Financial	22,275	1,119,541
World Acceptance Corp.(1)	184	21,684
		7,497,577
Consumer Staples Distribution & Retail — 2.6%
Albertsons Cos., Inc., Class A	2,681	52,601
Andersons, Inc.	2,358	120,187
BJ's Wholesale Club Holdings, Inc.(1)	7,975	637,681
Casey's General Stores, Inc.	1,912	692,737
Costco Wholesale Corp.	7,047	6,288,602
Dollar General Corp.	5,139	426,383
Dollar Tree, Inc.(1)	5,172	436,982
Grocery Outlet Holding Corp.(1)	2,072	39,244
Ingles Markets, Inc., Class A	741	54,834
Kroger Co.	28,673	1,525,690
13

Avantis U.S. Equity Fund
	Shares	Value
Natural Grocers by Vitamin Cottage, Inc.	593	$15,786
Performance Food Group Co.(1)	3,968	296,171
PriceSmart, Inc.	1,629	145,926
SpartanNash Co.	2,093	46,234
Sprouts Farmers Market, Inc.(1)	6,793	706,812
Sysco Corp.	1,972	153,757
Target Corp.	15,264	2,344,856
U.S. Foods Holding Corp.(1)	1,613	95,506
United Natural Foods, Inc.(1)	2,370	35,858
Village Super Market, Inc., Class A	584	18,775
Walgreens Boots Alliance, Inc.	5,398	49,931
Walmart, Inc.	63,921	4,936,619
Weis Markets, Inc.	703	47,509
		19,168,681
Containers and Packaging — 0.6%
Amcor PLC	13,236	151,420
AptarGroup, Inc.	1,718	263,181
Ardagh Metal Packaging SA	1,684	6,029
Avery Dennison Corp.	1,398	310,146
Ball Corp.	9,470	604,281
Berry Global Group, Inc.	1,764	121,469
Crown Holdings, Inc.	857	77,481
Graphic Packaging Holding Co.	17,197	514,706
Greif, Inc., Class A	1,371	85,715
Greif, Inc., Class B	105	7,077
International Paper Co.	13,283	643,163
Myers Industries, Inc.	2,798	42,781
O-I Glass, Inc.(1)	7,498	95,150
Packaging Corp. of America	4,608	965,560
Sealed Air Corp.	2,260	78,987
Silgan Holdings, Inc.	152	7,945
Smurfit WestRock PLC	12,612	598,061
Sonoco Products Co.	2,935	166,033
TriMas Corp.	840	21,428
		4,760,613
Distributors — 0.2%
A-Mark Precious Metals, Inc.	1,133	44,153
Genuine Parts Co.	2,221	318,180
LKQ Corp.	3,986	165,778
Pool Corp.	1,642	577,360
		1,105,471
Diversified Consumer Services — 0.2%
ADT, Inc.	1,430	10,425
Adtalem Global Education, Inc.(1)	2,434	184,278
American Public Education, Inc.(1)	77	1,287
Bright Horizons Family Solutions, Inc.(1)	192	27,018
Frontdoor, Inc.(1)	1,798	86,448
Graham Holdings Co., Class B	84	66,796
Grand Canyon Education, Inc.(1)	1,874	271,749
H&R Block, Inc.	2,819	178,471
Laureate Education, Inc., Class A	8,942	137,886
OneSpaWorld Holdings Ltd.	2,674	42,436
Perdoceo Education Corp.	3,723	83,544
Service Corp. International	2,235	174,933
14

Avantis U.S. Equity Fund
	Shares	Value
Strategic Education, Inc.	276	$26,634
Stride, Inc.(1)	1,135	93,456
Universal Technical Institute, Inc.(1)	1,620	28,269
		1,413,630
Diversified Telecommunication Services — 0.9%
AT&T, Inc.	135,319	2,692,848
ATN International, Inc.	438	11,721
Consolidated Communications Holdings, Inc.(1)	479	2,189
Frontier Communications Parent, Inc.(1)	14,710	423,648
IDT Corp., Class B	973	37,324
Iridium Communications, Inc.	4,398	113,468
Liberty Latin America Ltd., Class C(1)	2,056	19,470
Shenandoah Telecommunications Co.	1,954	29,545
Verizon Communications, Inc.	87,697	3,663,981
		6,994,194
Electric Utilities — 1.4%
ALLETE, Inc.	1,332	84,649
Alliant Energy Corp.	6,509	379,279
American Electric Power Co., Inc.	10,426	1,045,519
Avangrid, Inc.	746	26,625
Constellation Energy Corp.	3,529	694,154
Duke Energy Corp.	6,763	770,644
Edison International	9,354	814,079
Entergy Corp.	6,079	733,675
Evergy, Inc.	5,103	301,791
Eversource Energy	4,133	279,102
Exelon Corp.	10,646	405,506
FirstEnergy Corp.	4,696	206,248
Hawaiian Electric Industries, Inc.(1)	3,403	36,514
NextEra Energy, Inc.	9,632	775,472
NRG Energy, Inc.	5,618	477,586
OGE Energy Corp.	7,390	292,348
Otter Tail Corp.	1,477	124,880
PG&E Corp.	48,739	960,158
Pinnacle West Capital Corp.	3,878	339,403
Portland General Electric Co.	2,861	137,643
PPL Corp.	13,140	419,297
Southern Co.	7,997	690,941
TXNM Energy, Inc.	273	11,188
Xcel Energy, Inc.	9,703	594,115
		10,600,816
Electrical Equipment — 0.7%
Acuity Brands, Inc.	973	247,823
AMETEK, Inc.	2,396	409,836
Array Technologies, Inc.(1)	4,210	28,249
Atkore, Inc.	2,471	230,618
Eaton Corp. PLC	2,491	764,563
Emerson Electric Co.	4,216	444,324
EnerSys	2,346	237,720
GE Vernova, Inc.(1)	2,979	598,779
Generac Holdings, Inc.(1)	825	129,137
Hubbell, Inc.	871	348,330
LSI Industries, Inc.	2,524	40,157
NEXTracker, Inc., Class A(1)	3,147	127,989
15

Avantis U.S. Equity Fund
	Shares	Value
nVent Electric PLC	1,051	$71,426
Plug Power, Inc.(1)(2)	7,784	14,634
Powell Industries, Inc.	763	127,757
Regal Rexnord Corp.	660	110,755
Rockwell Automation, Inc.	1,006	273,662
Sensata Technologies Holding PLC	509	19,622
Sunrun, Inc.(1)	2,181	44,754
Vertiv Holdings Co.	9,609	797,835
		5,067,970
Electronic Equipment, Instruments and Components — 1.2%
Amphenol Corp., Class A	9,448	637,268
Arrow Electronics, Inc.(1)	3,138	423,881
Avnet, Inc.	2,560	141,261
Badger Meter, Inc.	447	92,502
Bel Fuse, Inc., Class B	892	60,504
Belden, Inc.	1,098	117,794
Benchmark Electronics, Inc.	2,659	113,034
CDW Corp.	1,624	366,439
Cognex Corp.	3,015	121,746
Coherent Corp.(1)	1,755	136,802
Corning, Inc.	20,368	852,401
Crane NXT Co.	2,437	143,174
CTS Corp.	953	46,935
Daktronics, Inc.(1)	3,388	48,957
ePlus, Inc.(1)	1,577	151,329
Fabrinet(1)	572	139,368
Flex Ltd.(1)	20,024	650,580
Insight Enterprises, Inc.(1)	2,296	498,393
IPG Photonics Corp.(1)	863	59,003
Jabil, Inc.	7,080	773,702
Keysight Technologies, Inc.(1)	2,353	362,644
Kimball Electronics, Inc.(1)	789	14,557
Knowles Corp.(1)	1,227	22,638
Littelfuse, Inc.	623	169,581
Methode Electronics, Inc.	1,181	12,306
nLight, Inc.(1)	1,984	23,689
Novanta, Inc.(1)	194	35,556
PC Connection, Inc.	728	53,202
Plexus Corp.(1)	1,318	168,849
Rogers Corp.(1)	410	43,977
Sanmina Corp.(1)	2,915	202,243
ScanSource, Inc.(1)	1,546	78,753
SmartRent, Inc.(1)	5,953	10,120
TD SYNNEX Corp.	3,531	428,734
TE Connectivity Ltd.	6,758	1,038,029
Teledyne Technologies, Inc.(1)	182	78,770
Trimble, Inc.(1)	742	42,064
TTM Technologies, Inc.(1)	5,043	98,086
Vishay Intertechnology, Inc.	9,319	187,778
Vishay Precision Group, Inc.(1)	533	14,716
Vontier Corp.	3,376	118,261
Zebra Technologies Corp., Class A(1)	322	111,212
		8,890,838
16

Avantis U.S. Equity Fund
	Shares	Value
Energy Equipment and Services — 1.0%
Archrock, Inc.	11,471	$232,058
Baker Hughes Co.	35,306	1,241,712
Bristow Group, Inc.(1)	1,506	59,954
ChampionX Corp.	12,493	388,907
Core Laboratories, Inc.	835	16,333
Diamond Offshore Drilling, Inc.(1)	4,058	58,192
DMC Global, Inc.(1)	1,056	13,063
Dril-Quip, Inc.(1)	967	15,772
Expro Group Holdings NV(1)	3,432	68,160
Halliburton Co.	32,948	1,024,353
Helix Energy Solutions Group, Inc.(1)	6,329	71,011
Helmerich & Payne, Inc.	6,616	215,880
KLX Energy Services Holdings, Inc.(1)(2)	1,946	14,323
Liberty Energy, Inc., Class A	13,237	272,550
Nabors Industries Ltd.(1)	766	57,733
Newpark Resources, Inc.(1)	4,951	40,747
Noble Corp. PLC	1,535	58,560
NOV, Inc.	11,235	199,646
Oceaneering International, Inc.(1)	9,016	243,342
Oil States International, Inc.(1)	3,362	17,785
Patterson-UTI Energy, Inc.	22,409	206,387
ProFrac Holding Corp., Class A(1)(2)	2,124	14,549
ProPetro Holding Corp.(1)	8,945	71,023
Ranger Energy Services, Inc.	1,723	21,451
RPC, Inc.	7,862	50,474
Schlumberger NV	15,953	701,772
SEACOR Marine Holdings, Inc.(1)	300	3,435
Select Water Solutions, Inc., Class A	3,647	42,050
Solaris Oilfield Infrastructure, Inc., Class A	2,498	31,675
TechnipFMC PLC	23,799	638,765
TETRA Technologies, Inc.(1)	7,639	24,292
Tidewater, Inc.(1)	2,816	249,779
Transocean Ltd.(1)	21,847	103,555
Valaris Ltd.(1)	3,831	233,921
Weatherford International PLC	5,299	556,077
		7,259,286
Entertainment — 0.8%
AMC Entertainment Holdings, Inc., Class A(1)	479	2,309
Cinemark Holdings, Inc.(1)	2,622	71,790
Electronic Arts, Inc.	3,264	495,540
Endeavor Group Holdings, Inc., Class A(2)	816	22,424
IMAX Corp.(1)	1,786	37,845
Liberty Media Corp.-Liberty Formula One, Class A(1)	216	15,254
Liberty Media Corp.-Liberty Formula One, Class C(1)	3,148	245,701
Lions Gate Entertainment Corp., Class B(1)	2,681	18,553
Live Nation Entertainment, Inc.(1)	1,363	133,124
Madison Square Garden Entertainment Corp.(1)	657	27,739
Madison Square Garden Sports Corp.(1)	133	27,804
Marcus Corp.	226	3,198
Netflix, Inc.(1)	4,811	3,374,195
Playstudios, Inc.(1)	2,241	3,406
Playtika Holding Corp.	154	1,166
ROBLOX Corp., Class A(1)	3,187	140,196
17

Avantis U.S. Equity Fund
	Shares	Value
Roku, Inc.(1)	2,180	$147,739
Sphere Entertainment Co.(1)	1,119	52,145
Take-Two Interactive Software, Inc.(1)	1,349	218,147
TKO Group Holdings, Inc.	1,345	159,019
Walt Disney Co.	6,589	595,514
Warner Bros Discovery, Inc.(1)	29,553	231,695
		6,024,503
Financial Services — 2.9%
Acacia Research Corp.(1)	2,587	12,443
Affirm Holdings, Inc.(1)	5,205	229,072
Alerus Financial Corp.	452	10,147
Apollo Global Management, Inc.	3,175	367,443
Berkshire Hathaway, Inc., Class B(1)	11,166	5,314,123
Block, Inc.(1)	2,995	197,910
Cannae Holdings, Inc.	2,822	56,496
Cass Information Systems, Inc.	732	31,798
Corpay, Inc.(1)	889	280,524
Enact Holdings, Inc.	1,680	59,724
Equitable Holdings, Inc.	12,486	530,905
Essent Group Ltd.	4,925	316,628
EVERTEC, Inc.	2,752	94,256
Federal Agricultural Mortgage Corp., Class C	581	114,730
Fidelity National Information Services, Inc.	1,761	145,194
Fiserv, Inc.(1)	2,654	463,388
Global Payments, Inc.	881	97,800
Jack Henry & Associates, Inc.	1,679	290,517
Jackson Financial, Inc., Class A	5,617	505,362
Marqeta, Inc., Class A(1)	5,494	29,283
Mastercard, Inc., Class A	9,809	4,741,082
Merchants Bancorp	1,085	49,747
MGIC Investment Corp.	18,605	473,125
Mr. Cooper Group, Inc.(1)	2,696	252,912
NewtekOne, Inc.	2,601	32,591
NMI Holdings, Inc., Class A(1)	5,173	212,455
Payoneer Global, Inc.(1)	9,439	70,132
PayPal Holdings, Inc.(1)	7,440	538,879
PennyMac Financial Services, Inc.	1,046	112,968
Radian Group, Inc.	9,092	328,676
Shift4 Payments, Inc., Class A(1)(2)	279	23,185
Visa, Inc., Class A	17,054	4,713,214
Voya Financial, Inc.	2,531	179,271
Walker & Dunlop, Inc.	1,358	145,388
Waterstone Financial, Inc.	1,058	16,029
Western Union Co.	7,370	89,914
WEX, Inc.(1)	903	172,491
		21,299,802
Food Products — 0.8%
Archer-Daniels-Midland Co.	17,307	1,055,554
B&G Foods, Inc.	4,627	39,191
Bunge Global SA	7,746	785,289
Calavo Growers, Inc.	736	16,943
Cal-Maine Foods, Inc.	1,575	113,463
Campbell Soup Co.	2,009	99,887
Conagra Brands, Inc.	1,616	50,419
18

Avantis U.S. Equity Fund
	Shares	Value
Darling Ingredients, Inc.(1)	4,528	$188,953
Dole PLC	4,287	69,064
Flowers Foods, Inc.	10,272	238,721
Fresh Del Monte Produce, Inc.	779	22,778
General Mills, Inc.	2,254	162,942
Hershey Co.	2,378	459,097
Hormel Foods Corp.	2,240	72,912
Ingredion, Inc.	3,778	507,423
J&J Snack Foods Corp.	391	66,544
J.M. Smucker Co.	2,142	245,645
John B Sanfilippo & Son, Inc.	530	50,281
Kellanova	2,725	219,662
Kraft Heinz Co.	8,140	288,400
Lamb Weston Holdings, Inc.	1,768	109,475
Lancaster Colony Corp.	297	50,716
Mama's Creations, Inc.(1)	2,968	23,774
McCormick & Co., Inc.	791	63,304
Mission Produce, Inc.(1)	437	4,685
Mondelez International, Inc., Class A	7,685	551,860
Pilgrim's Pride Corp.(1)	2,269	105,690
Post Holdings, Inc.(1)	334	38,667
Seaboard Corp.	6	18,662
Seneca Foods Corp., Class A(1)	387	23,324
Simply Good Foods Co.(1)	1,889	59,673
Tootsie Roll Industries, Inc.	598	17,773
Tyson Foods, Inc., Class A	5,324	342,386
WK Kellogg Co.	5,130	88,082
		6,251,239
Gas Utilities — 0.2%
Atmos Energy Corp.	4,706	615,262
National Fuel Gas Co.	3,494	208,801
New Jersey Resources Corp.	2,629	121,749
Northwest Natural Holding Co.	1,465	58,922
ONE Gas, Inc.	2,175	149,945
Southwest Gas Holdings, Inc.	1,624	118,097
Spire, Inc.	1,343	88,598
UGI Corp.	1,849	46,059
		1,407,433
Ground Transportation — 1.6%
ArcBest Corp.	1,595	169,549
Avis Budget Group, Inc.	172	14,102
Covenant Logistics Group, Inc.	651	34,288
CSX Corp.	57,860	1,982,862
Heartland Express, Inc.	2,232	27,632
Hertz Global Holdings, Inc.(1)(2)	8,237	25,040
JB Hunt Transport Services, Inc.	4,040	699,728
Knight-Swift Transportation Holdings, Inc.	4,689	245,610
Landstar System, Inc.	2,333	425,912
Marten Transport Ltd.	3,846	67,113
Norfolk Southern Corp.	6,202	1,588,704
Old Dominion Freight Line, Inc.	5,420	1,044,976
PAM Transportation Services, Inc.(1)	436	7,909
Ryder System, Inc.	3,453	501,514
Saia, Inc.(1)	1,290	484,821
19

Avantis U.S. Equity Fund
	Shares	Value
Schneider National, Inc., Class B	2,359	$63,953
Uber Technologies, Inc.(1)	9,761	713,822
U-Haul Holding Co.(1)	273	19,388
U-Haul Holding Co.	4,746	324,389
Union Pacific Corp.	13,097	3,354,011
Universal Logistics Holdings, Inc.	451	19,064
Werner Enterprises, Inc.	2,684	99,201
XPO, Inc.(1)	2,581	295,834
		12,209,422
Health Care Equipment and Supplies — 1.4%
Abbott Laboratories	11,578	1,311,440
Align Technology, Inc.(1)	1,411	334,717
AngioDynamics, Inc.(1)	722	5,386
Avanos Medical, Inc.(1)	657	15,913
Baxter International, Inc.	5,261	199,602
Becton Dickinson & Co.	1,516	367,494
Boston Scientific Corp.(1)	8,871	725,559
Cooper Cos., Inc.(1)	3,372	356,522
Dentsply Sirona, Inc.	3,002	75,921
Dexcom, Inc.(1)	6,146	426,164
Edwards Lifesciences Corp.(1)	8,369	585,495
Embecta Corp.	489	7,990
GE HealthCare Technologies, Inc.	3,012	255,478
Globus Medical, Inc., Class A(1)	2,532	184,076
Haemonetics Corp.(1)	1,465	110,725
Hologic, Inc.(1)	3,341	271,423
IDEXX Laboratories, Inc.(1)	1,734	834,626
Inogen, Inc.(1)	174	2,135
Insulet Corp.(1)	329	66,711
Integra LifeSciences Holdings Corp.(1)	697	14,177
Intuitive Surgical, Inc.(1)	2,637	1,299,065
Masimo Corp.(1)	631	74,155
Medtronic PLC	9,401	832,741
Omnicell, Inc.(1)	939	41,767
OraSure Technologies, Inc.(1)	1,749	7,835
Orthofix Medical, Inc.(1)	1,348	23,509
Penumbra, Inc.(1)	198	40,059
QuidelOrtho Corp.(1)	1,869	78,965
ResMed, Inc.	1,036	253,841
Solventum Corp.(1)	1,370	87,831
STERIS PLC	990	238,689
Stryker Corp.	1,918	691,286
Teleflex, Inc.	801	196,381
UFP Technologies, Inc.(1)	183	62,445
Utah Medical Products, Inc.	113	7,683
Varex Imaging Corp.(1)	658	8,212
Zimmer Biomet Holdings, Inc.	2,518	290,728
Zimvie, Inc.(1)	1,329	23,045
		10,409,791
Health Care Providers and Services — 1.6%
Acadia Healthcare Co., Inc.(1)	915	74,966
AMN Healthcare Services, Inc.(1)	1,552	82,303
Astrana Health, Inc.(1)	1,957	93,525
Brookdale Senior Living, Inc.(1)	11,559	82,184
20

Avantis U.S. Equity Fund
	Shares	Value
Cardinal Health, Inc.	2,563	$288,901
Castle Biosciences, Inc.(1)	388	11,512
Cencora, Inc.	3,094	741,230
Centene Corp.(1)	13,377	1,054,509
Chemed Corp.	367	215,124
Cigna Group	1,312	474,695
Community Health Systems, Inc.(1)	542	2,954
CorVel Corp.(1)	396	127,009
Cross Country Healthcare, Inc.(1)	2,581	38,508
CVS Health Corp.	4,725	270,459
DaVita, Inc.(1)	940	141,865
Elevance Health, Inc.	2,806	1,562,633
Encompass Health Corp.	1,846	171,770
Ensign Group, Inc.	1,821	275,627
Fulgent Genetics, Inc.(1)	945	21,319
HCA Healthcare, Inc.	1,258	497,652
HealthEquity, Inc.(1)	492	39,143
Henry Schein, Inc.(1)	1,095	77,252
Humana, Inc.	1,629	577,432
InfuSystem Holdings, Inc.(1)	278	1,849
Joint Corp.(1)	325	3,676
Labcorp Holdings, Inc.	1,085	249,431
McKesson Corp.	927	520,121
ModivCare, Inc.(1)	191	5,512
Molina Healthcare, Inc.(1)	2,839	993,054
National HealthCare Corp.	378	51,835
National Research Corp.	717	16,348
Owens & Minor, Inc.(1)	2,443	37,964
Patterson Cos., Inc.	5,325	119,759
Premier, Inc., Class A	3,516	71,621
Quest Diagnostics, Inc.	575	90,258
Select Medical Holdings Corp.	625	22,544
Tenet Healthcare Corp.(1)	1,018	168,825
UnitedHealth Group, Inc.	4,038	2,383,228
Universal Health Services, Inc., Class B	1,620	385,511
		12,044,108
Health Care Technology — 0.1%
Doximity, Inc., Class A(1)	387	14,234
Health Catalyst, Inc.(1)	1,691	12,158
HealthStream, Inc.	242	7,028
Teladoc Health, Inc.(1)	1,837	13,171
Veeva Systems, Inc., Class A(1)	1,659	359,074
		405,665
Hotels, Restaurants and Leisure — 1.8%
Accel Entertainment, Inc.(1)	4,019	46,862
Airbnb, Inc., Class A(1)	5,350	627,608
Aramark	1,743	63,846
BJ's Restaurants, Inc.(1)	849	26,005
Bloomin' Brands, Inc.	5,396	94,430
Booking Holdings, Inc.	224	875,668
Boyd Gaming Corp.	4,429	265,829
Brinker International, Inc.(1)	565	40,409
Caesars Entertainment, Inc.(1)	1,838	69,182
Carnival Corp.(1)	51,441	848,776
21

Avantis U.S. Equity Fund
	Shares	Value
Century Casinos, Inc.(1)	1,373	$3,378
Cheesecake Factory, Inc.	2,796	109,911
Chipotle Mexican Grill, Inc.(1)	32,900	1,845,032
Choice Hotels International, Inc.	1,059	135,118
Churchill Downs, Inc.	2,108	292,949
Chuy's Holdings, Inc.(1)	150	5,580
Cracker Barrel Old Country Store, Inc.(2)	1,131	44,765
Darden Restaurants, Inc.	5,149	814,314
Dave & Buster's Entertainment, Inc.(1)	1,232	38,611
Dine Brands Global, Inc.	76	2,403
Domino's Pizza, Inc.	107	44,320
DoorDash, Inc., Class A(1)	2,085	268,360
DraftKings, Inc., Class A(1)	1,081	37,295
Everi Holdings, Inc.(1)	1,846	24,090
Expedia Group, Inc.(1)	766	106,543
Golden Entertainment, Inc.	1,527	49,460
Hilton Worldwide Holdings, Inc.	899	197,456
Hyatt Hotels Corp., Class A	808	122,751
International Game Technology PLC	277	6,202
Jack in the Box, Inc.	294	14,512
Las Vegas Sands Corp.	4,586	178,808
Life Time Group Holdings, Inc.(1)	1,202	28,271
Light & Wonder, Inc., Class A(1)	443	48,650
Marriott International, Inc., Class A	2,001	469,615
Marriott Vacations Worldwide Corp.	43	3,182
McDonald's Corp.	4,184	1,207,753
MGM Resorts International(1)	1,037	38,981
Monarch Casino & Resort, Inc.	574	43,578
Norwegian Cruise Line Holdings Ltd.(1)	24,593	439,969
ONE Group Hospitality, Inc.(1)	584	2,248
Papa John's International, Inc.	227	10,753
Planet Fitness, Inc., Class A(1)	490	39,793
Playa Hotels & Resorts NV(1)	7,453	58,730
Potbelly Corp.(1)	2,608	20,812
RCI Hospitality Holdings, Inc.	492	22,430
Red Robin Gourmet Burgers, Inc.(1)(2)	2,058	7,203
Red Rock Resorts, Inc., Class A	2,092	121,922
Royal Caribbean Cruises Ltd.(1)	10,064	1,656,736
Sabre Corp.(1)	2,132	6,503
Shake Shack, Inc., Class A(1)	952	94,638
Six Flags Entertainment Corp.	296	12,959
Starbucks Corp.	5,548	524,674
Super Group SGHC Ltd.	9,713	33,510
Target Hospitality Corp.(1)	2,028	19,651
Texas Roadhouse, Inc.	3,617	610,369
Travel & Leisure Co.	327	14,473
United Parks & Resorts, Inc.(1)	1,367	67,284
Vail Resorts, Inc.	443	80,493
Wendy's Co.	3,218	54,449
Wingstop, Inc.	190	73,361
Wyndham Hotels & Resorts, Inc.	865	68,075
Wynn Resorts Ltd.	780	59,966
Yum! Brands, Inc.	2,170	292,776
		13,534,280
22

Avantis U.S. Equity Fund
	Shares	Value
Household Durables — 1.6%
Bassett Furniture Industries, Inc.	229	$3,243
Beazer Homes USA, Inc.(1)	2,631	82,298
Cavco Industries, Inc.(1)	508	209,967
Century Communities, Inc.	1,779	178,025
Cricut, Inc., Class A	2,500	14,450
DR Horton, Inc.	7,866	1,484,786
Ethan Allen Interiors, Inc.	1,647	51,848
Garmin Ltd.	3,506	642,615
Green Brick Partners, Inc.(1)	2,077	163,626
Helen of Troy Ltd.(1)	1,113	59,412
Hooker Furnishings Corp.	146	2,313
Hovnanian Enterprises, Inc., Class A(1)	429	92,763
Installed Building Products, Inc.	1,286	285,891
KB Home	5,722	478,989
La-Z-Boy, Inc.	2,870	116,436
Legacy Housing Corp.(1)	977	26,340
Leggett & Platt, Inc.	1,180	14,915
Lennar Corp., B Shares	484	81,714
Lennar Corp., Class A	8,972	1,633,442
LGI Homes, Inc.(1)	457	49,301
Lifetime Brands, Inc.	361	2,581
M/I Homes, Inc.(1)	2,247	358,104
Meritage Homes Corp.	2,391	473,585
Mohawk Industries, Inc.(1)	2,331	361,631
Newell Brands, Inc.	1,959	13,889
NVR, Inc.(1)	153	1,403,386
PulteGroup, Inc.	10,462	1,377,322
Sonos, Inc.(1)	2,784	34,048
Taylor Morrison Home Corp.(1)	6,018	405,192
Tempur Sealy International, Inc.	4,207	220,573
Toll Brothers, Inc.	4,800	691,536
TopBuild Corp.(1)	313	123,015
Tri Pointe Homes, Inc.(1)	7,591	337,344
Universal Electronics, Inc.(1)	86	801
Whirlpool Corp.	1,493	149,733
Worthington Enterprises, Inc.	1,930	88,394
		11,713,508
Household Products — 0.9%
Central Garden & Pet Co.(1)	610	24,077
Central Garden & Pet Co., Class A(1)	3,347	114,467
Church & Dwight Co., Inc.	3,896	396,925
Clorox Co.	3,203	507,067
Colgate-Palmolive Co.	14,267	1,519,436
Energizer Holdings, Inc.	1,482	48,017
Kimberly-Clark Corp.	7,673	1,109,976
Oil-Dri Corp. of America	402	27,412
Procter & Gamble Co.	16,335	2,802,106
Reynolds Consumer Products, Inc.	84	2,646
Spectrum Brands Holdings, Inc.	1,035	97,621
WD-40 Co.	572	150,344
		6,800,094
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp.	24,517	419,976
23

Avantis U.S. Equity Fund
	Shares	Value
Clearway Energy, Inc., Class A	894	$24,022
Clearway Energy, Inc., Class C	2,406	69,678
Montauk Renewables, Inc.(1)	1,924	9,023
NextEra Energy Partners LP	1,382	34,619
Ormat Technologies, Inc.	1,105	82,356
Sunnova Energy International, Inc.(1)	3,917	43,518
Vistra Corp.	10,900	931,187
		1,614,379
Industrial Conglomerates — 0.3%
3M Co.	5,483	738,505
Honeywell International, Inc.	5,825	1,211,076
		1,949,581
Insurance — 3.7%
Aflac, Inc.	15,221	1,679,790
Allstate Corp.	4,314	815,087
Ambac Financial Group, Inc.(1)	3,049	35,673
American Financial Group, Inc.	2,832	378,412
American International Group, Inc.	23,301	1,795,342
AMERISAFE, Inc.	751	37,640
Aon PLC, Class A	1,454	499,769
Arch Capital Group Ltd.(1)	13,397	1,515,067
Arthur J Gallagher & Co.	1,064	311,294
Assurant, Inc.	1,489	292,365
Assured Guaranty Ltd.	1,731	138,618
Axis Capital Holdings Ltd.	4,903	391,652
Brighthouse Financial, Inc.(1)	4,531	207,973
Brown & Brown, Inc.	809	85,050
Chubb Ltd.	5,033	1,430,278
Cincinnati Financial Corp.	2,676	366,692
CNA Financial Corp.	370	19,210
CNO Financial Group, Inc.	7,126	248,840
Employers Holdings, Inc.	1,202	57,636
Enstar Group Ltd.(1)	631	205,706
Erie Indemnity Co., Class A	360	182,963
Everest Group Ltd.	1,616	633,860
Fidelity National Financial, Inc.	6,521	384,478
First American Financial Corp.	3,297	210,349
Genworth Financial, Inc., Class A(1)	21,865	152,618
Globe Life, Inc.	3,612	379,441
Goosehead Insurance, Inc., Class A(1)	951	80,207
Greenlight Capital Re Ltd., A Shares(1)	801	11,190
Hanover Insurance Group, Inc.	1,012	148,754
Hartford Financial Services Group, Inc.	13,523	1,570,020
HCI Group, Inc.	436	41,782
Horace Mann Educators Corp.	1,128	40,168
Investors Title Co.	48	10,814
James River Group Holdings Ltd.	743	5,498
Kemper Corp.	1,325	82,826
Kinsale Capital Group, Inc.	647	317,735
Lemonade, Inc.(1)(2)	1,271	23,552
Lincoln National Corp.	4,246	136,297
Loews Corp.	5,356	438,871
Markel Group, Inc.(1)	300	480,204
Marsh & McLennan Cos., Inc.	3,514	799,470
24

Avantis U.S. Equity Fund
	Shares	Value
MBIA, Inc.(1)	105	$412
Mercury General Corp.	537	35,565
MetLife, Inc.	13,865	1,074,260
Old Republic International Corp.	11,194	401,529
Oscar Health, Inc., Class A(1)	4,605	84,271
Palomar Holdings, Inc.(1)	335	33,239
Primerica, Inc.	2,205	580,422
Principal Financial Group, Inc.	5,489	446,914
ProAssurance Corp.(1)	1,341	17,969
Progressive Corp.	11,902	3,001,684
Prudential Financial, Inc.	11,204	1,357,477
Reinsurance Group of America, Inc.	2,690	593,844
RenaissanceRe Holdings Ltd.	1,214	309,315
RLI Corp.	981	151,172
Ryan Specialty Holdings, Inc.	489	31,604
Safety Insurance Group, Inc.	413	36,571
Selective Insurance Group, Inc.	1,847	168,040
SiriusPoint Ltd.(1)	7,229	108,363
Skyward Specialty Insurance Group, Inc.(1)	1,702	69,561
Stewart Information Services Corp.	1,125	83,149
Travelers Cos., Inc.	6,694	1,526,701
United Fire Group, Inc.	765	15,659
Universal Insurance Holdings, Inc.	781	16,706
Unum Group	8,494	471,332
W.R. Berkley Corp.	6,354	379,334
White Mountains Insurance Group Ltd.	86	158,605
Willis Towers Watson PLC	365	106,620
		27,903,509
Interactive Media and Services — 5.1%
Alphabet, Inc., Class A	69,268	11,317,006
Alphabet, Inc., Class C	57,056	9,420,516
Cargurus, Inc.(1)	6,935	200,976
Cars.com, Inc.(1)	4,211	75,124
IAC, Inc.(1)	2,059	108,674
Match Group, Inc.(1)	2,603	96,858
Meta Platforms, Inc., Class A	31,351	16,343,590
Pinterest, Inc., Class A(1)	7,028	225,177
Snap, Inc., Class A(1)	3,439	32,120
TripAdvisor, Inc.(1)	870	12,624
TrueCar, Inc.(1)	1,846	5,538
Yelp, Inc.(1)	2,905	101,472
Ziff Davis, Inc.(1)	666	32,547
ZipRecruiter, Inc., Class A(1)	1,743	16,646
ZoomInfo Technologies, Inc.(1)	3,371	33,339
		38,022,207
IT Services — 1.0%
Accenture PLC, Class A	5,582	1,908,765
Akamai Technologies, Inc.(1)	3,414	347,682
Amdocs Ltd.	1,298	112,887
ASGN, Inc.(1)	367	35,291
Cloudflare, Inc., Class A(1)	1,412	115,982
Cognizant Technology Solutions Corp., Class A	12,523	973,914
Core Scientific, Inc.(1)	2,927	30,207
DigitalOcean Holdings, Inc.(1)	1,042	39,002
25

Avantis U.S. Equity Fund
	Shares	Value
DXC Technology Co.(1)	11,233	$232,186
EPAM Systems, Inc.(1)	860	172,654
Gartner, Inc.(1)	1,726	849,123
Globant SA(1)	552	111,636
GoDaddy, Inc., Class A(1)	1,919	321,260
Hackett Group, Inc.	243	6,439
International Business Machines Corp.	6,672	1,348,611
Kyndryl Holdings, Inc.(1)	10,403	246,447
MongoDB, Inc.(1)	441	128,238
Okta, Inc.(1)	363	28,579
Perficient, Inc.(1)	416	31,271
Snowflake, Inc., Class A(1)	1,758	200,816
Twilio, Inc., Class A(1)	2,522	158,281
VeriSign, Inc.(1)	610	112,179
		7,511,450
Leisure Products — 0.2%
American Outdoor Brands, Inc.(1)	305	2,812
Brunswick Corp.	3,587	283,552
Clarus Corp.	253	1,090
Hasbro, Inc.	534	36,398
Malibu Boats, Inc., Class A(1)	1,042	37,898
Marine Products Corp.	990	9,306
MasterCraft Boat Holdings, Inc.(1)	673	12,471
Mattel, Inc.(1)	8,988	170,592
Polaris, Inc.	3,347	283,324
Smith & Wesson Brands, Inc.	2,127	31,352
Sturm Ruger & Co., Inc.	1,010	42,541
Topgolf Callaway Brands Corp.(1)	2,038	20,502
Vista Outdoor, Inc.(1)	4,692	187,868
YETI Holdings, Inc.(1)	5,816	234,501
		1,354,207
Life Sciences Tools and Services — 0.7%
AbCellera Biologics, Inc.(1)(2)	9,145	23,411
Adaptive Biotechnologies Corp.(1)	962	4,521
Agilent Technologies, Inc.	1,724	246,394
Avantor, Inc.(1)	2,394	61,861
Azenta, Inc.(1)	2,256	111,717
Bio-Rad Laboratories, Inc., Class A(1)	331	111,653
Bio-Techne Corp.	1,825	135,032
Bruker Corp.	2,384	160,181
Charles River Laboratories International, Inc.(1)	433	85,626
Cytek Biosciences, Inc.(1)	2,488	14,281
Danaher Corp.	5,153	1,387,754
Illumina, Inc.(1)	832	109,325
IQVIA Holdings, Inc.(1)	1,729	434,930
MaxCyte, Inc.(1)(2)	1,890	8,165
Medpace Holdings, Inc.(1)	601	213,517
Mettler-Toledo International, Inc.(1)	181	260,474
OmniAb, Inc.(1)	182	58
OmniAb, Inc.(1)	182	40
Quanterix Corp.(1)	1,365	17,786
Repligen Corp.(1)	533	80,446
Revvity, Inc.	1,337	163,836
Seer, Inc.(1)(2)	2,342	3,935
26

Avantis U.S. Equity Fund
	Shares	Value
Sotera Health Co.(1)	1,121	$17,308
Standard BioTools, Inc.(1)(2)	2,143	4,565
Thermo Fisher Scientific, Inc.	1,560	959,509
Waters Corp.(1)	1,124	389,297
West Pharmaceutical Services, Inc.	1,411	442,532
		5,448,154
Machinery — 2.7%
3D Systems Corp.(1)	2,235	4,783
AGCO Corp.	3,756	341,946
Alamo Group, Inc.	139	25,771
Allison Transmission Holdings, Inc.	1,321	122,523
Astec Industries, Inc.	736	24,899
Atmus Filtration Technologies, Inc.	2,790	100,022
Blue Bird Corp.(1)	2,610	133,580
Caterpillar, Inc.	10,795	3,844,099
Chart Industries, Inc.(1)	355	43,452
Commercial Vehicle Group, Inc.(1)	2,483	9,013
Crane Co.	898	142,225
Cummins, Inc.	5,008	1,566,753
Deere & Co.	6,615	2,551,670
Donaldson Co., Inc.	6,021	437,907
Dover Corp.	987	183,612
Enerpac Tool Group Corp.	1,841	75,923
Enpro, Inc.	601	96,659
Esab Corp.	290	30,441
ESCO Technologies, Inc.	700	83,937
Flowserve Corp.	2,379	118,665
Fortive Corp.	2,246	167,102
Franklin Electric Co., Inc.	1,155	119,958
Gates Industrial Corp. PLC(1)	2,322	42,168
Gorman-Rupp Co.	652	25,415
Graco, Inc.	5,179	431,670
Greenbrier Cos., Inc.	2,180	105,621
Hillenbrand, Inc.	929	30,620
Hillman Solutions Corp.(1)	5,781	57,521
Hyster-Yale, Inc.	559	35,195
IDEX Corp.	455	93,948
Illinois Tool Works, Inc.	4,105	1,039,304
Ingersoll Rand, Inc.	4,645	424,785
ITT, Inc.	2,578	358,909
John Bean Technologies Corp.	873	78,430
Kadant, Inc.	336	107,900
Kennametal, Inc.	3,828	99,030
Lincoln Electric Holdings, Inc.	1,979	383,154
Lindsay Corp.	547	67,855
Manitowoc Co., Inc.(1)	1,586	16,003
Middleby Corp.(1)	347	48,795
Miller Industries, Inc.	663	40,251
Mueller Industries, Inc.	7,380	536,600
Mueller Water Products, Inc., Class A	5,105	109,604
NN, Inc.(1)(2)	691	2,723
Nordson Corp.	608	155,988
Omega Flex, Inc.	78	3,682
Oshkosh Corp.	2,158	232,870
27

Avantis U.S. Equity Fund
	Shares	Value
Otis Worldwide Corp.	3,247	$307,458
PACCAR, Inc.	17,164	1,650,834
Parker-Hannifin Corp.	927	556,385
Park-Ohio Holdings Corp.	1,204	36,409
Pentair PLC	1,105	98,002
Proto Labs, Inc.(1)	403	12,324
RBC Bearings, Inc.(1)	319	95,014
REV Group, Inc.	1,440	45,850
Shyft Group, Inc.	1,298	18,419
Snap-on, Inc.	1,752	497,112
Standex International Corp.	289	51,630
Stanley Black & Decker, Inc.	1,234	126,312
Tennant Co.	1,189	116,130
Terex Corp.	4,519	256,544
Timken Co.	3,025	255,703
Titan International, Inc.(1)	4,030	33,570
Toro Co.	2,572	238,167
Trinity Industries, Inc.	3,038	100,284
Wabash National Corp.	2,802	54,527
Watts Water Technologies, Inc., Class A	795	156,376
Westinghouse Air Brake Technologies Corp.	1,487	252,151
Xylem, Inc.	2,340	321,820
		20,034,002
Marine Transportation — 0.1%
Costamare, Inc.	1,893	26,862
Genco Shipping & Trading Ltd.	1,967	34,599
Kirby Corp.(1)	1,912	229,287
Matson, Inc.	2,698	373,133
Pangaea Logistics Solutions Ltd.	2,021	13,642
Safe Bulkers, Inc.	2,798	14,298
Star Bulk Carriers Corp.	1,268	27,097
		718,918
Media — 0.8%
Advantage Solutions, Inc.(1)	4,963	19,207
Altice USA, Inc., Class A(1)	842	1,549
AMC Networks, Inc., Class A(1)(2)	1,331	13,110
Boston Omaha Corp., Class A(1)	279	3,987
Cable One, Inc.	235	82,889
Charter Communications, Inc., Class A(1)	1,116	387,855
Comcast Corp., Class A	75,054	2,969,887
Cumulus Media, Inc., Class A(1)	229	380
EchoStar Corp., Class A(1)	7,183	133,173
Entravision Communications Corp., Class A	2,377	4,944
Fox Corp., Class A	8,116	335,759
Fox Corp., Class B	4,247	163,212
Gambling.com Group Ltd.(1)	1,426	14,531
Gannett Co., Inc.(1)	4,211	22,276
Gray Television, Inc.	1,992	10,159
Interpublic Group of Cos., Inc.	3,801	123,951
John Wiley & Sons, Inc., Class A	671	32,416
Liberty Broadband Corp., Class A(1)	453	27,746
Liberty Broadband Corp., Class C(1)	2,555	159,381
Liberty Media Corp.-Liberty SiriusXM, Class A(1)	173	4,119
Liberty Media Corp.-Liberty SiriusXM, Class C(1)	1,134	27,023
28

Avantis U.S. Equity Fund
	Shares	Value
Magnite, Inc.(1)	1,599	$22,050
New York Times Co., Class A	3,092	169,844
News Corp., Class A	8,739	247,576
News Corp., Class B	2,644	77,813
Nexstar Media Group, Inc., Class A	505	86,294
Omnicom Group, Inc.	1,905	191,319
Paramount Global, Class B	9,349	97,884
PubMatic, Inc., Class A(1)	2,210	34,476
Scholastic Corp.	1,060	33,793
Sinclair, Inc.(2)	563	7,837
Sirius XM Holdings, Inc.(2)	6,857	22,560
TechTarget, Inc.(1)	102	2,718
TEGNA, Inc.	439	6,093
Thryv Holdings, Inc.(1)	568	10,349
Trade Desk, Inc., Class A(1)	3,050	318,817
WideOpenWest, Inc.(1)	2,553	14,093
		5,881,070
Metals and Mining — 1.2%
Alcoa Corp.	5,866	188,299
Alpha Metallurgical Resources, Inc.	976	233,410
Arch Resources, Inc.	1,500	204,645
ATI, Inc.(1)	7,538	481,527
Carpenter Technology Corp.	1,412	204,415
Century Aluminum Co.(1)	1,342	19,271
Cleveland-Cliffs, Inc.(1)	18,770	245,136
Coeur Mining, Inc.(1)	4,989	30,632
Commercial Metals Co.	7,427	398,013
Compass Minerals International, Inc.(2)	1,309	11,559
Freeport-McMoRan, Inc.	31,612	1,399,779
Haynes International, Inc.	157	9,442
Hecla Mining Co.	11,425	67,750
Kaiser Aluminum Corp.	1,261	94,008
Materion Corp.	984	114,183
McEwen Mining, Inc.(1)	2,899	26,381
Metallus, Inc.(1)	2,117	34,422
Metals Acquisition Ltd., Class A(1)(2)	2,238	25,133
MP Materials Corp.(1)(2)	3,374	43,525
Newmont Corp.	16,433	877,358
Nucor Corp.	9,084	1,379,950
Olympic Steel, Inc.	801	32,120
Radius Recycling, Inc., Class A	1,280	19,379
Ramaco Resources, Inc., Class A	1,527	18,614
Ramaco Resources, Inc., Class B	305	3,456
Reliance, Inc.	2,595	743,857
Royal Gold, Inc.	1,681	235,626
Ryerson Holding Corp.	2,254	45,125
Steel Dynamics, Inc.	7,852	938,393
SunCoke Energy, Inc.	6,206	55,606
Tredegar Corp.(1)	1,180	7,233
U.S. Steel Corp.	10,901	413,257
Warrior Met Coal, Inc.	4,483	274,853
Worthington Steel, Inc.	1,930	68,322
		8,944,679
29

Avantis U.S. Equity Fund
	Shares	Value
Multi-Utilities — 0.7%
Ameren Corp.	6,586	$543,411
Avista Corp.	1,948	75,271
Black Hills Corp.	1,385	81,881
CenterPoint Energy, Inc.	12,026	328,310
CMS Energy Corp.	6,682	453,441
Consolidated Edison, Inc.	6,386	648,562
Dominion Energy, Inc.	8,847	494,547
DTE Energy Co.	4,136	517,083
NiSource, Inc.	12,334	407,762
Northwestern Energy Group, Inc.	1,498	81,476
Public Service Enterprise Group, Inc.	12,047	972,795
Sempra	6,960	571,973
Unitil Corp.	565	34,069
WEC Energy Group, Inc.	2,217	206,248
		5,416,829
Oil, Gas and Consumable Fuels — 6.6%
Amplify Energy Corp.(1)	2,878	20,520
Antero Midstream Corp.	18,211	270,798
Antero Resources Corp.(1)	17,612	475,348
APA Corp.	20,685	589,316
Ardmore Shipping Corp.	2,985	56,357
Berry Corp.	3,422	21,182
California Resources Corp.	5,588	293,202
Centrus Energy Corp., Class A(1)	377	14,929
Cheniere Energy, Inc.	9,623	1,782,757
Chesapeake Energy Corp.	7,595	565,752
Chevron Corp.	28,032	4,147,334
Chord Energy Corp.	2,427	360,240
Civitas Resources, Inc.	5,776	354,242
Clean Energy Fuels Corp.(1)	3,357	10,373
CNX Resources Corp.(1)	12,578	348,033
Comstock Resources, Inc.(2)	6,487	68,957
ConocoPhillips	27,621	3,142,994
CONSOL Energy, Inc.	2,137	218,572
Coterra Energy, Inc.	35,476	863,131
Crescent Energy Co., Class A	4,639	55,343
CVR Energy, Inc.	2,893	73,540
Delek U.S. Holdings, Inc.	1,900	38,798
Devon Energy Corp.	23,560	1,055,017
DHT Holdings, Inc.	6,870	74,402
Diamondback Energy, Inc.	8,100	1,580,391
Dorian LPG Ltd.	2,695	105,078
DT Midstream, Inc.	3,876	304,615
EnLink Midstream LLC(1)	17,586	252,535
EOG Resources, Inc.	15,649	2,015,904
EQT Corp.	30,497	1,021,954
Evolution Petroleum Corp.	3,532	18,190
Exxon Mobil Corp.	66,523	7,845,723
FutureFuel Corp.	1,729	10,789
Granite Ridge Resources, Inc.	5,812	36,906
Green Plains, Inc.(1)	1,545	21,893
Gulfport Energy Corp.(1)	1,027	148,977
Hallador Energy Co.(1)	1,673	11,226
30

Avantis U.S. Equity Fund
	Shares	Value
Hess Corp.	9,984	$1,378,391
Hess Midstream LP, Class A	3,037	113,432
HF Sinclair Corp.	9,629	473,169
HighPeak Energy, Inc.(2)	808	12,993
International Seaways, Inc.	3,462	179,435
Kimbell Royalty Partners LP	4,237	67,707
Kinder Morgan, Inc.	35,184	758,919
Kosmos Energy Ltd.(1)	36,452	177,521
Magnolia Oil & Gas Corp., Class A	11,661	298,638
Marathon Oil Corp.	30,777	881,761
Marathon Petroleum Corp.	10,179	1,802,905
Matador Resources Co.	6,753	383,030
Murphy Oil Corp.	9,725	362,548
New Fortress Energy, Inc.(2)	5,569	68,610
Nordic American Tankers Ltd.	12,540	46,649
Northern Oil & Gas, Inc.	7,237	287,888
Occidental Petroleum Corp.	22,679	1,292,249
ONEOK, Inc.	11,600	1,071,376
Ovintiv, Inc.	15,137	648,318
Par Pacific Holdings, Inc.(1)	5,004	112,290
PBF Energy, Inc., Class A	7,297	248,536
Peabody Energy Corp.	7,802	182,645
Permian Resources Corp.	25,475	362,764
Phillips 66	12,025	1,687,228
Plains GP Holdings LP, Class A(1)	9,721	186,643
Range Resources Corp.	14,504	433,380
REX American Resources Corp.(1)	564	25,577
Riley Exploration Permian, Inc.	588	16,758
Ring Energy, Inc.(1)(2)	4,287	7,931
SandRidge Energy, Inc.	2,068	27,463
Scorpio Tankers, Inc.	3,151	225,423
SFL Corp. Ltd.	8,144	96,588
Sitio Royalties Corp., Class A	2,276	50,595
SM Energy Co.	9,441	430,793
Southwestern Energy Co.(1)	74,924	478,015
Talos Energy, Inc.(1)	9,425	108,105
Targa Resources Corp.	10,996	1,615,312
Teekay Corp.(1)	4,643	38,583
Teekay Tankers Ltd., Class A	1,621	92,202
Texas Pacific Land Corp.	588	510,907
VAALCO Energy, Inc.	7,061	45,967
Valero Energy Corp.	10,568	1,550,643
Viper Energy, Inc.	1,359	64,688
Vital Energy, Inc.(1)	1,814	65,104
Vitesse Energy, Inc.	1,680	43,445
W&T Offshore, Inc.(2)	4,785	10,958
Williams Cos., Inc.	40,479	1,852,724
World Kinect Corp.	3,566	102,665
		49,254,789
Paper and Forest Products — 0.1%
Clearwater Paper Corp.(1)	1,234	41,055
Louisiana-Pacific Corp.	3,853	373,934
Mercer International, Inc.	2,526	15,156
31

Avantis U.S. Equity Fund
	Shares	Value
Sylvamo Corp.	2,010	$158,971
		589,116
Passenger Airlines — 0.4%
Alaska Air Group, Inc.(1)	7,918	285,919
Allegiant Travel Co.	1,156	48,644
American Airlines Group, Inc.(1)	6,202	65,865
Delta Air Lines, Inc.	24,229	1,029,490
JetBlue Airways Corp.(1)	18,068	91,785
SkyWest, Inc.(1)	2,317	179,660
Southwest Airlines Co.	27,229	787,463
Spirit Airlines, Inc.(2)	3,808	9,825
Sun Country Airlines Holdings, Inc.(1)	2,715	29,811
United Airlines Holdings, Inc.(1)	17,747	781,578
		3,310,040
Personal Care Products — 0.1%
BellRing Brands, Inc.(1)	1,300	72,709
Coty, Inc., Class A(1)	2,050	19,229
Edgewell Personal Care Co.	654	26,304
elf Beauty, Inc.(1)	822	123,127
Estee Lauder Cos., Inc., Class A	1,959	179,562
Herbalife Ltd.(1)	446	3,639
Kenvue, Inc.	23,848	523,464
Medifast, Inc.	515	9,425
Nature's Sunshine Products, Inc.(1)	1,149	15,856
Nu Skin Enterprises, Inc., Class A	1,997	17,833
USANA Health Sciences, Inc.(1)	442	18,042
		1,009,190
Pharmaceuticals — 2.8%
Amneal Pharmaceuticals, Inc.(1)	5,908	51,163
Amphastar Pharmaceuticals, Inc.(1)	3,186	155,286
Arvinas, Inc.(1)	1,841	48,161
Atea Pharmaceuticals, Inc.(1)	3,630	13,975
Athira Pharma, Inc.(1)	865	2,673
Bristol-Myers Squibb Co.	25,144	1,255,943
Catalent, Inc.(1)	2,757	168,067
Collegium Pharmaceutical, Inc.(1)	2,313	88,958
Corcept Therapeutics, Inc.(1)	4,760	168,028
Elanco Animal Health, Inc.(1)	9,843	152,271
Eli Lilly & Co.	7,299	7,007,186
Harmony Biosciences Holdings, Inc.(1)	2,053	73,867
Innoviva, Inc.(1)	2,990	57,946
Intra-Cellular Therapies, Inc.(1)	899	65,879
Jazz Pharmaceuticals PLC(1)	2,790	323,584
Johnson & Johnson	35,465	5,882,225
Ligand Pharmaceuticals, Inc.(1)	480	50,784
Merck & Co., Inc.	15,602	1,848,057
Organon & Co.	1,514	33,838
Pacira BioSciences, Inc.(1)	914	14,222
Perrigo Co. PLC	1,973	57,414
Pfizer, Inc.	48,852	1,417,196
Phibro Animal Health Corp., Class A	349	7,329
Pliant Therapeutics, Inc.(1)	1,165	15,483
Prestige Consumer Healthcare, Inc.(1)	1,185	88,448
Royalty Pharma PLC, Class A	4,252	123,436
32

Avantis U.S. Equity Fund
	Shares	Value
SIGA Technologies, Inc.	2,227	$20,110
Supernus Pharmaceuticals, Inc.(1)	1,246	43,809
Theravance Biopharma, Inc.(1)	88	726
Viatris, Inc.	49,550	598,564
Zoetis, Inc.	6,812	1,249,934
		21,084,562
Professional Services — 1.1%
Automatic Data Processing, Inc.	7,812	2,155,409
Barrett Business Services, Inc.	1,644	60,022
Booz Allen Hamilton Holding Corp.	2,263	359,319
Broadridge Financial Solutions, Inc.	1,797	382,509
CACI International, Inc., Class A(1)	73	35,633
CBIZ, Inc.(1)	1,968	144,845
Clarivate PLC(1)	10,685	73,299
Concentrix Corp.	587	44,160
CRA International, Inc.	224	37,766
CSG Systems International, Inc.	812	39,398
Dayforce, Inc.(1)(2)	388	22,182
Dun & Bradstreet Holdings, Inc.	380	4,560
Equifax, Inc.	727	223,284
ExlService Holdings, Inc.(1)	1,680	61,387
Exponent, Inc.	1,023	110,760
First Advantage Corp.(1)	1,404	26,887
Franklin Covey Co.(1)	585	23,552
FTI Consulting, Inc.(1)	197	44,977
Genpact Ltd.	1,411	55,354
Heidrick & Struggles International, Inc.	865	33,389
Huron Consulting Group, Inc.(1)	209	23,082
IBEX Holdings Ltd.(1)	816	14,068
Insperity, Inc.	1,539	144,651
Jacobs Solutions, Inc.	644	97,167
KBR, Inc.	1,649	114,375
Kelly Services, Inc., Class A	1,355	28,604
Kforce, Inc.	916	60,080
Korn Ferry	2,010	146,830
Legalzoom.com, Inc.(1)	2,616	17,632
Leidos Holdings, Inc.	263	41,688
ManpowerGroup, Inc.	1,108	81,903
Maximus, Inc.	765	70,579
Parsons Corp.(1)	30	2,864
Paychex, Inc.	8,693	1,140,522
Paycom Software, Inc.	1,367	222,520
Paylocity Holding Corp.(1)	757	122,180
Planet Labs PBC(1)	5,590	15,037
RCM Technologies, Inc.(1)	304	6,196
Resources Connection, Inc.	1,465	15,280
Robert Half, Inc.	6,002	376,145
Science Applications International Corp.	892	116,486
SS&C Technologies Holdings, Inc.	1,264	94,914
TransUnion	796	77,061
TriNet Group, Inc.	1,562	160,620
TrueBlue, Inc.(1)	1,245	9,923
Verisk Analytics, Inc.	3,274	893,213
33

Avantis U.S. Equity Fund
	Shares	Value
Verra Mobility Corp.(1)	2,671	$73,746
		8,106,058
Real Estate Management and Development — 0.2%
CBRE Group, Inc., Class A(1)	2,746	316,175
CoStar Group, Inc.(1)	2,588	200,052
Cushman & Wakefield PLC(1)	1,625	21,125
Forestar Group, Inc.(1)	1,094	33,848
FRP Holdings, Inc.(1)	40	1,185
Howard Hughes Holdings, Inc.(1)	629	47,313
Jones Lang LaSalle, Inc.(1)	937	239,151
Kennedy-Wilson Holdings, Inc.	3,861	42,934
Marcus & Millichap, Inc.	1,365	54,150
Opendoor Technologies, Inc.(1)	57,189	122,956
RE/MAX Holdings, Inc., Class A(1)	648	7,335
RMR Group, Inc., Class A	648	16,518
Seaport Entertainment Group, Inc.(1)(2)	69	2,124
Zillow Group, Inc., Class A(1)	766	40,927
Zillow Group, Inc., Class C(1)	3,079	170,269
		1,316,062
Semiconductors and Semiconductor Equipment — 7.1%
ACM Research, Inc., Class A(1)	1,253	22,604
Advanced Micro Devices, Inc.(1)	9,719	1,443,855
Allegro MicroSystems, Inc.(1)	1,921	47,122
Alpha & Omega Semiconductor Ltd.(1)	643	26,884
Amkor Technology, Inc.	6,018	197,992
Analog Devices, Inc.	4,366	1,025,311
Applied Materials, Inc.	16,203	3,196,204
Astera Labs, Inc.(1)	1,477	63,600
Axcelis Technologies, Inc.(1)	1,807	197,559
AXT, Inc.(1)	2,464	6,530
Broadcom, Inc.	25,290	4,117,718
CEVA, Inc.(1)	370	8,858
Cirrus Logic, Inc.(1)	2,053	299,102
Cohu, Inc.(1)	1,725	46,420
Diodes, Inc.(1)	2,470	172,134
Enphase Energy, Inc.(1)	2,307	279,239
Entegris, Inc.	874	101,270
First Solar, Inc.(1)	5,294	1,203,697
GLOBALFOUNDRIES, Inc.(1)	1,927	89,952
Ichor Holdings Ltd.(1)	663	20,553
Intel Corp.	48,696	1,073,260
KLA Corp.	2,568	2,104,296
Kulicke & Soffa Industries, Inc.	3,374	147,815
Lam Research Corp.	3,310	2,717,543
Lattice Semiconductor Corp.(1)	1,826	86,479
MACOM Technology Solutions Holdings, Inc.(1)	863	94,265
Magnachip Semiconductor Corp.(1)	601	2,837
Marvell Technology, Inc.	6,694	510,351
MaxLinear, Inc.(1)	2,409	36,569
Microchip Technology, Inc.	5,821	478,253
Micron Technology, Inc.	13,564	1,305,399
MKS Instruments, Inc.	885	105,519
Monolithic Power Systems, Inc.	547	511,270
NVE Corp.	259	21,691
34

Avantis U.S. Equity Fund
	Shares	Value
NVIDIA Corp.	180,601	$21,558,341
NXP Semiconductors NV	2,546	652,693
ON Semiconductor Corp.(1)	10,175	792,327
Onto Innovation, Inc.(1)	1,182	252,026
Photronics, Inc.(1)	4,785	123,740
Qorvo, Inc.(1)	2,270	263,070
QUALCOMM, Inc.	23,017	4,034,880
Rambus, Inc.(1)	1,432	64,039
Semtech Corp.(1)	906	39,701
Skyworks Solutions, Inc.	6,135	672,335
SMART Global Holdings, Inc.(1)	4,206	87,148
Synaptics, Inc.(1)	1,600	130,272
Teradyne, Inc.	3,312	452,850
Texas Instruments, Inc.	8,755	1,876,547
Ultra Clean Holdings, Inc.(1)	1,864	70,273
Universal Display Corp.	902	174,735
		53,007,128
Software — 6.3%
A10 Networks, Inc.	3,495	48,126
ACI Worldwide, Inc.(1)	251	12,640
Adeia, Inc.	4,400	55,440
Adobe, Inc.(1)	3,555	2,042,028
Altair Engineering, Inc., Class A(1)	369	33,343
American Software, Inc., Class A	628	7,228
ANSYS, Inc.(1)	529	170,031
Appfolio, Inc., Class A(1)	271	62,869
AppLovin Corp., Class A(1)	2,733	253,814
Aspen Technology, Inc.(1)	420	98,339
Atlassian Corp., Class A(1)	794	131,486
Autodesk, Inc.(1)	1,495	386,308
Bentley Systems, Inc., Class B	2,739	140,976
Bill Holdings, Inc.(1)	1,631	88,987
Blackbaud, Inc.(1)	48	4,013
Box, Inc., Class A(1)	1,329	43,325
C3.ai, Inc., Class A(1)	1,892	44,159
Cadence Design Systems, Inc.(1)	2,362	635,213
CCC Intelligent Solutions Holdings, Inc.(1)	4,233	45,632
Clear Secure, Inc., Class A	2,026	61,570
CommVault Systems, Inc.(1)	1,438	223,465
Confluent, Inc., Class A(1)	1,919	40,721
Consensus Cloud Solutions, Inc.(1)	294	7,082
Crowdstrike Holdings, Inc., Class A(1)	1,553	430,616
Datadog, Inc., Class A(1)	1,814	210,896
DocuSign, Inc.(1)	1,998	118,302
Dolby Laboratories, Inc., Class A	1,524	108,753
Dropbox, Inc., Class A(1)	1,553	39,042
Dynatrace, Inc.(1)	1,584	80,182
Elastic NV(1)	232	17,676
Envestnet, Inc.(1)	56	3,514
Fair Isaac Corp.(1)	220	380,659
Fortinet, Inc.(1)	9,322	715,091
Freshworks, Inc., Class A(1)	3,295	38,486
Gen Digital, Inc.	2,630	69,590
Gitlab, Inc., Class A(1)	1,110	52,614
35

Avantis U.S. Equity Fund
	Shares	Value
Guidewire Software, Inc.(1)	1,034	$153,828
HashiCorp, Inc., Class A(1)	939	31,870
HubSpot, Inc.(1)	323	161,200
InterDigital, Inc.	1,908	264,373
Intuit, Inc.	1,554	979,424
LiveRamp Holdings, Inc.(1)	1,449	37,558
Manhattan Associates, Inc.(1)	1,854	490,253
Matterport, Inc.(1)	8,164	36,983
Microsoft Corp.	67,550	28,177,807
MicroStrategy, Inc., Class A(1)(2)	2,240	296,621
NCR Voyix Corp.(1)	2,041	27,533
Nutanix, Inc., Class A(1)	2,163	136,680
Olo, Inc., Class A(1)	2,445	12,836
Oracle Corp.	15,027	2,123,165
Palantir Technologies, Inc., Class A(1)	15,078	474,655
Palo Alto Networks, Inc.(1)	4,036	1,463,938
Pegasystems, Inc.	2,374	168,269
Procore Technologies, Inc.(1)	638	37,814
Progress Software Corp.	642	37,332
PROS Holdings, Inc.(1)	347	6,985
PTC, Inc.(1)	1,208	216,341
Qualys, Inc.(1)	2,052	256,849
Rapid7, Inc.(1)	344	13,007
RingCentral, Inc., Class A(1)	153	5,100
Riot Platforms, Inc.(1)(2)	6,474	48,749
Roper Technologies, Inc.	499	276,651
Salesforce, Inc.	4,873	1,232,382
Samsara, Inc., Class A(1)	1,446	59,387
SentinelOne, Inc., Class A(1)	3,178	74,874
ServiceNow, Inc.(1)	1,463	1,250,865
Smartsheet, Inc., Class A(1)	570	27,816
SPS Commerce, Inc.(1)	399	79,696
Synopsys, Inc.(1)	1,063	552,314
Tyler Technologies, Inc.(1)	215	126,392
UiPath, Inc., Class A(1)	6,067	78,143
Unity Software, Inc.(1)	1,253	20,512
Varonis Systems, Inc.(1)	967	54,732
Verint Systems, Inc.(1)	99	3,123
Workday, Inc., Class A(1)	1,174	308,985
Workiva, Inc.(1)	347	27,125
Xperi, Inc.(1)	1,053	9,287
Zoom Video Communications, Inc., Class A(1)	3,435	237,290
Zscaler, Inc.(1)	495	98,990
		47,079,950
Specialty Retail — 3.1%
1-800-Flowers.com, Inc., Class A(1)	849	6,817
Aaron's Co., Inc.	2,739	27,636
Abercrombie & Fitch Co., Class A(1)	4,376	645,766
Academy Sports & Outdoors, Inc.	3,804	211,046
Advance Auto Parts, Inc.	1,908	86,451
American Eagle Outfitters, Inc.	14,010	288,326
America's Car-Mart, Inc.(1)	283	17,130
Arhaus, Inc.(2)	2,009	24,731
Arko Corp.	3,379	21,153
36

Avantis U.S. Equity Fund
	Shares	Value
AutoNation, Inc.(1)	1,306	$232,442
AutoZone, Inc.(1)	93	295,878
Bath & Body Works, Inc.	2,154	66,257
Best Buy Co., Inc.	8,529	856,312
Boot Barn Holdings, Inc.(1)	1,643	220,441
Buckle, Inc.	2,375	99,512
Build-A-Bear Workshop, Inc.	1,114	37,185
Burlington Stores, Inc.(1)	3,547	951,447
Caleres, Inc.	3,007	126,685
Camping World Holdings, Inc., Class A	974	21,370
CarMax, Inc.(1)	6,831	577,561
Carvana Co.(1)	1,237	186,317
Cato Corp., Class A	608	2,961
Chewy, Inc., Class A(1)	788	22,497
Citi Trends, Inc.(1)	310	4,433
Designer Brands, Inc., Class A	3,573	23,725
Destination XL Group, Inc.(1)	3,385	9,309
Dick's Sporting Goods, Inc.	3,538	838,364
Five Below, Inc.(1)	1,498	112,994
Floor & Decor Holdings, Inc., Class A(1)	4,249	477,758
Foot Locker, Inc.	4,733	147,386
GameStop Corp., Class A(1)	144	3,372
Gap, Inc.	10,120	226,992
Genesco, Inc.(1)	669	20,197
Guess?, Inc.(2)	2,340	48,485
Haverty Furniture Cos., Inc.	552	15,125
Home Depot, Inc.	12,466	4,593,721
Lands' End, Inc.(1)	165	2,556
Leslie's, Inc.(1)(2)	1,884	5,690
Lithia Motors, Inc.	930	280,004
Lowe's Cos., Inc.	3,568	886,648
MarineMax, Inc.(1)	860	27,279
Monro, Inc.	56	1,517
Murphy USA, Inc.	1,174	610,046
National Vision Holdings, Inc.(1)	585	6,178
ODP Corp.(1)	2,447	75,490
O'Reilly Automotive, Inc.(1)	459	518,656
Penske Automotive Group, Inc.	612	104,101
PetMed Express, Inc.(1)	282	900
RH(1)	386	97,928
Ross Stores, Inc.	12,290	1,850,997
Sally Beauty Holdings, Inc.(1)	1,334	17,409
Shoe Carnival, Inc.	492	19,896
Signet Jewelers Ltd.	2,853	239,937
Sonic Automotive, Inc., Class A	922	57,477
Sportsman's Warehouse Holdings, Inc.(1)	796	1,672
Tilly's, Inc., Class A(1)	712	3,816
TJX Cos., Inc.	28,611	3,355,212
Tractor Supply Co.	5,312	1,421,226
Ulta Beauty, Inc.(1)	1,432	505,267
Urban Outfitters, Inc.(1)	3,710	134,747
Valvoline, Inc.(1)	4,757	200,745
Victoria's Secret & Co.(1)	3,269	76,691
Wayfair, Inc., Class A(1)	991	42,167
37

Avantis U.S. Equity Fund
	Shares	Value
Williams-Sonoma, Inc.	6,788	$911,832
Winmark Corp.	56	20,194
Zumiez, Inc.(1)	640	17,754
		23,041,814
Technology Hardware, Storage and Peripherals — 5.1%
Apple, Inc.	155,667	35,647,743
Dell Technologies, Inc., Class C	2,087	241,132
Eastman Kodak Co.(1)	2,017	10,650
Hewlett Packard Enterprise Co.	33,280	644,634
HP, Inc.	5,124	185,386
Immersion Corp.	1,954	18,368
NetApp, Inc.	4,024	485,777
Pure Storage, Inc., Class A(1)	4,957	254,245
Seagate Technology Holdings PLC	2,805	279,238
Super Micro Computer, Inc.(1)	525	229,792
Western Digital Corp.(1)	1,665	109,207
		38,106,172
Textiles, Apparel and Luxury Goods — 0.8%
Capri Holdings Ltd.(1)	4,929	176,064
Carter's, Inc.	2,586	170,417
Columbia Sportswear Co.	1,698	137,080
Crocs, Inc.(1)	3,392	495,809
Deckers Outdoor Corp.(1)	1,334	1,279,693
G-III Apparel Group Ltd.(1)	2,315	61,278
Hanesbrands, Inc.(1)	4,693	29,801
Kontoor Brands, Inc.	1,131	84,655
Lakeland Industries, Inc.	124	2,988
Levi Strauss & Co., Class A	2,442	47,057
Lululemon Athletica, Inc.(1)	3,394	880,641
Movado Group, Inc.	613	14,626
NIKE, Inc., Class B	8,125	676,975
Oxford Industries, Inc.	933	81,152
PVH Corp.	2,090	206,262
Ralph Lauren Corp.	1,933	331,046
Rocky Brands, Inc.	110	3,546
Skechers USA, Inc., Class A(1)	4,168	285,425
Steven Madden Ltd.	3,459	156,001
Tapestry, Inc.	8,573	351,236
Under Armour, Inc., Class A(1)	6,609	50,823
Under Armour, Inc., Class C(1)	7,167	53,466
Unifi, Inc.(1)	394	2,691
VF Corp.	3,131	57,016
		5,635,748
Trading Companies and Distributors — 1.1%
Air Lease Corp.	6,550	303,069
Alta Equipment Group, Inc.	676	4,556
Applied Industrial Technologies, Inc.	1,491	305,834
Beacon Roofing Supply, Inc.(1)	1,448	131,189
BlueLinx Holdings, Inc.(1)	680	68,435
Boise Cascade Co.	3,013	408,623
Core & Main, Inc., Class A(1)	2,302	110,565
DNOW, Inc.(1)	4,992	64,996
Fastenal Co.	20,165	1,376,866
FTAI Aviation Ltd.	2,436	311,345
38

Avantis U.S. Equity Fund
	Shares	Value
GATX Corp.	2,235	$315,359
Global Industrial Co.	653	21,876
GMS, Inc.(1)	2,552	221,488
H&E Equipment Services, Inc.	2,149	103,474
Herc Holdings, Inc.	1,847	270,345
Hudson Technologies, Inc.(1)	2,646	21,750
Karat Packaging, Inc.	634	16,066
McGrath RentCorp	1,482	160,278
MRC Global, Inc.(1)	5,846	76,933
MSC Industrial Direct Co., Inc., Class A	2,875	236,440
Rush Enterprises, Inc., Class A	2,743	144,556
Rush Enterprises, Inc., Class B	442	20,792
SiteOne Landscape Supply, Inc.(1)	1,341	190,234
Titan Machinery, Inc.(1)	997	15,065
United Rentals, Inc.	1,798	1,332,785
Watsco, Inc.	590	280,498
WESCO International, Inc.	1,637	270,727
WW Grainger, Inc.	1,630	1,605,420
		8,389,564
Water Utilities — 0.0%
American Water Works Co., Inc.	1,147	164,159
Essential Utilities, Inc.	555	21,639
		185,798
Wireless Telecommunication Services — 0.3%
Gogo, Inc.(1)	3,112	24,803
Telephone & Data Systems, Inc.	5,957	140,704
T-Mobile U.S., Inc.	8,658	1,720,518
U.S. Cellular Corp.(1)	828	46,053
		1,932,078
TOTAL COMMON STOCKS (Cost $569,211,391)		744,609,639
RIGHTS — 0.0%
Biotechnology — 0.0%
Chinook Therapeutics, Inc.(1)	1,501	15
Mirati Therapeutics, Inc.(1)	667	467
		482
Health Care Equipment and Supplies — 0.0%
ABIOMED, Inc.(1)	443	452
TOTAL RIGHTS (Cost $1,504)		934
ESCROW INTERESTS(3) — 0.0%
Diversified Telecommunication Services — 0.0%
GCI Liberty, Inc.(1) (Cost $—)	210	2
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	389,353	389,353
State Street Navigator Securities Lending Government Money Market Portfolio(4)	558,337	558,337
TOTAL SHORT-TERM INVESTMENTS (Cost $947,690)		947,690
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $570,160,585)		745,558,265
OTHER ASSETS AND LIABILITIES — 0.0%		271,046
TOTAL NET ASSETS — 100.0%		$745,829,311

39

Avantis U.S. Equity Fund

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,711,420. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Escrow interests represent beneficial interests in bankruptcy reorganizations or liquidation proceedings and may be subject to resale, redemption, or transferability restrictions. The amount and timing of future payments, if any, cannot be predicted with certainty.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,766,135, which includes securities collateral of $1,207,798.

See Notes to Financial Statements.
40

AUGUST 31, 2024

Avantis U.S. Large Cap Value Fund
	Shares	Value
COMMON STOCKS — 99.5%
Aerospace and Defense — 0.2%
Huntington Ingalls Industries, Inc.	2,623	$741,706
Air Freight and Logistics — 1.4%
Expeditors International of Washington, Inc.	6,771	835,609
FedEx Corp.	5,846	1,746,609
United Parcel Service, Inc., Class B	12,821	1,648,140
		4,230,358
Automobile Components — 0.4%
Autoliv, Inc.	3,802	389,591
BorgWarner, Inc.	15,918	542,326
Lear Corp.	2,267	264,446
		1,196,363
Automobiles — 1.6%
Ford Motor Co.	154,968	1,734,092
General Motors Co.	48,863	2,432,400
Harley-Davidson, Inc.	8,393	314,234
Thor Industries, Inc.	2,420	259,569
		4,740,295
Banks — 7.3%
BOK Financial Corp.	1,107	116,180
Citizens Financial Group, Inc.	7,192	309,616
Comerica, Inc.	8,562	488,976
Commerce Bancshares, Inc.	4,960	317,242
Cullen/Frost Bankers, Inc.	2,979	334,333
East West Bancorp, Inc.	9,997	840,448
Fifth Third Bancorp	34,707	1,481,642
First Citizens BancShares, Inc., Class A	503	1,021,442
Huntington Bancshares, Inc.	51,050	764,218
JPMorgan Chase & Co.	35,279	7,930,719
Popular, Inc.	4,153	425,682
Regions Financial Corp.	34,866	816,562
Synovus Financial Corp.	9,002	415,172
U.S. Bancorp	29,883	1,411,374
Webster Financial Corp.	4,684	222,162
Wells Fargo & Co.	59,895	3,502,061
Western Alliance Bancorp	7,187	587,034
Wintrust Financial Corp.	2,707	294,522
Zions Bancorp NA	9,347	463,237
		21,742,622
Beverages — 0.2%
Coca-Cola Consolidated, Inc.	395	530,248
National Beverage Corp.	1,234	55,727
		585,975
Biotechnology — 0.9%
Gilead Sciences, Inc.	27,805	2,196,595
United Therapeutics Corp.(1)	1,815	659,843
		2,856,438
Broadline Retail — 2.9%
Amazon.com, Inc.(1)	31,047	5,541,889
Dillard's, Inc., Class A	116	39,321
eBay, Inc.	5,997	354,423
Macy's, Inc.	18,401	286,504
41

Avantis U.S. Large Cap Value Fund
	Shares	Value
MercadoLibre, Inc.(1)	1,199	$2,471,930
		8,694,067
Building Products — 2.2%
A.O. Smith Corp.	7,014	587,212
Advanced Drainage Systems, Inc.	5,025	787,719
Armstrong World Industries, Inc.	3,975	503,871
Builders FirstSource, Inc.(1)	7,025	1,222,350
Carlisle Cos., Inc.	2,837	1,202,321
Owens Corning	5,518	931,052
Simpson Manufacturing Co., Inc.	1,900	347,814
Trex Co., Inc.(1)	7,773	495,451
UFP Industries, Inc.	3,936	478,893
		6,556,683
Capital Markets — 2.2%
Ameriprise Financial, Inc.	4,687	2,106,525
Bank of New York Mellon Corp.	19,814	1,351,711
Goldman Sachs Group, Inc.	2,892	1,475,643
Jefferies Financial Group, Inc.	11,121	666,704
Northern Trust Corp.	4,228	385,636
Raymond James Financial, Inc.	4,475	535,076
		6,521,295
Chemicals — 2.4%
Cabot Corp.	4,495	472,469
CF Industries Holdings, Inc.	8,366	695,131
Chemours Co.	8,554	166,290
Dow, Inc.	32,107	1,720,293
Eastman Chemical Co.	4,495	460,153
LyondellBasell Industries NV, Class A	12,915	1,274,711
Mosaic Co.	13,912	397,466
NewMarket Corp.	617	354,016
Olin Corp.	8,314	363,072
RPM International, Inc.	7,775	903,844
Westlake Corp.	1,862	270,809
		7,078,254
Construction and Engineering — 0.8%
Comfort Systems USA, Inc.	1,957	691,839
EMCOR Group, Inc.	3,077	1,209,445
MDU Resources Group, Inc.	15,425	396,268
		2,297,552
Construction Materials — 0.4%
Eagle Materials, Inc.	2,798	721,185
Martin Marietta Materials, Inc.	682	364,297
		1,085,482
Consumer Finance — 1.5%
Ally Financial, Inc.	19,264	832,012
Capital One Financial Corp.	12,313	1,809,149
OneMain Holdings, Inc.	8,125	401,456
Synchrony Financial	26,891	1,351,542
		4,394,159
Consumer Staples Distribution & Retail — 7.0%
BJ's Wholesale Club Holdings, Inc.(1)	9,169	733,153
Casey's General Stores, Inc.	2,204	798,531
Costco Wholesale Corp.	8,201	7,318,409
Dollar Tree, Inc.(1)	11,979	1,012,106
42

Avantis U.S. Large Cap Value Fund
	Shares	Value
Kroger Co.	32,963	$1,753,961
Sprouts Farmers Market, Inc.(1)	8,639	898,888
Target Corp.	18,250	2,803,565
Walmart, Inc.	73,208	5,653,854
		20,972,467
Containers and Packaging — 1.1%
Graphic Packaging Holding Co.	20,584	616,079
International Paper Co.	17,386	841,830
Packaging Corp. of America	4,651	974,571
Smurfit WestRock PLC	15,689	743,972
Sonoco Products Co.	3,152	178,309
		3,354,761
Distributors — 0.2%
Pool Corp.	1,479	520,046
Diversified Telecommunication Services — 2.6%
AT&T, Inc.	159,210	3,168,279
Frontier Communications Parent, Inc.(1)	19,319	556,387
Verizon Communications, Inc.	100,004	4,178,167
		7,902,833
Electrical Equipment — 0.2%
Acuity Brands, Inc.	1,875	477,562
Atkore, Inc.	2,866	267,484
		745,046
Electronic Equipment, Instruments and Components — 1.0%
Arrow Electronics, Inc.(1)	3,811	514,790
Flex Ltd.(1)	25,226	819,593
Insight Enterprises, Inc.(1)	2,128	461,925
Jabil, Inc.	6,702	732,394
TD SYNNEX Corp.	3,429	416,349
		2,945,051
Energy Equipment and Services — 1.3%
Baker Hughes Co.	37,219	1,308,992
ChampionX Corp.	13,069	406,838
Halliburton Co.	24,149	750,792
Patterson-UTI Energy, Inc.	11,028	101,568
TechnipFMC PLC	28,256	758,391
Weatherford International PLC	5,643	592,177
		3,918,758
Financial Services — 1.7%
Equitable Holdings, Inc.	22,162	942,328
Essent Group Ltd.	4,963	319,071
Jackson Financial, Inc., Class A	6,686	601,540
MGIC Investment Corp.	17,903	455,273
PayPal Holdings, Inc.(1)	37,675	2,728,800
		5,047,012
Food Products — 0.7%
Archer-Daniels-Midland Co.	10,358	631,734
Bunge Global SA	6,287	637,376
Flowers Foods, Inc.	2,018	46,898
Hershey Co.	509	98,268
Ingredion, Inc.	4,574	614,334
Pilgrim's Pride Corp.(1)	1,556	72,479
		2,101,089
43

Avantis U.S. Large Cap Value Fund
	Shares	Value
Ground Transportation — 4.0%
CSX Corp.	74,834	$2,564,561
JB Hunt Transport Services, Inc.	4,080	706,656
Landstar System, Inc.	2,223	405,831
Norfolk Southern Corp.	8,399	2,151,488
Old Dominion Freight Line, Inc.	5,615	1,082,572
Ryder System, Inc.	3,271	475,080
Saia, Inc.(1)	876	329,227
Schneider National, Inc., Class B	2,178	59,046
U-Haul Holding Co.(1)	313	22,229
U-Haul Holding Co.	3,106	212,295
Union Pacific Corp.	15,611	3,997,821
		12,006,806
Health Care Equipment and Supplies — 0.2%
IDEXX Laboratories, Inc.(1)	26	12,514
Lantheus Holdings, Inc.(1)	5,759	613,161
		625,675
Health Care Providers and Services — 0.4%
Ensign Group, Inc.	2,188	331,176
Molina Healthcare, Inc.(1)	2,228	779,332
		1,110,508
Hotels, Restaurants and Leisure — 2.2%
Boyd Gaming Corp.	3,314	198,906
Carnival Corp.(1)	42,521	701,597
Chipotle Mexican Grill, Inc.(1)	32,900	1,845,032
Darden Restaurants, Inc.	4,288	678,147
Las Vegas Sands Corp.	2,572	100,282
Norwegian Cruise Line Holdings Ltd.(1)	32,766	586,184
Royal Caribbean Cruises Ltd.(1)	10,361	1,705,628
Texas Roadhouse, Inc.	4,251	717,356
		6,533,132
Household Durables — 2.4%
DR Horton, Inc.	6,399	1,207,875
Installed Building Products, Inc.	1,425	316,792
KB Home	5,549	464,507
Lennar Corp., B Shares	381	64,324
Lennar Corp., Class A	8,227	1,497,808
Mohawk Industries, Inc.(1)	2,796	433,771
NVR, Inc.(1)	134	1,229,110
PulteGroup, Inc.	8,500	1,119,025
Toll Brothers, Inc.	5,137	740,087
		7,073,299
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp.	47,038	805,761
Insurance — 6.1%
Aflac, Inc.	11,094	1,224,334
American Financial Group, Inc.	4,048	540,894
American International Group, Inc.	25,810	1,988,661
Arch Capital Group Ltd.(1)	12,225	1,382,525
Axis Capital Holdings Ltd.	6,039	482,395
Everest Group Ltd.	1,842	722,506
Hartford Financial Services Group, Inc.	17,430	2,023,623
Markel Group, Inc.(1)	238	380,962
MetLife, Inc.	22,712	1,759,726
44

Avantis U.S. Large Cap Value Fund
	Shares	Value
Old Republic International Corp.	6,151	$220,636
Primerica, Inc.	2,468	649,652
Principal Financial Group, Inc.	8,081	657,955
Prudential Financial, Inc.	13,396	1,623,059
Reinsurance Group of America, Inc.	3,303	729,170
RenaissanceRe Holdings Ltd.	1,772	451,488
Travelers Cos., Inc.	10,685	2,436,928
Unum Group	7,746	429,826
W.R. Berkley Corp.	8,559	510,972
		18,215,312
Interactive Media and Services — 4.7%
Alphabet, Inc., Class A	23,028	3,762,315
Alphabet, Inc., Class C	19,184	3,167,470
Meta Platforms, Inc., Class A	13,804	7,196,163
		14,125,948
IT Services — 0.2%
DXC Technology Co.(1)	10,265	212,177
Kyndryl Holdings, Inc.(1)	15,927	377,311
		589,488
Leisure Products — 0.2%
Brunswick Corp.	3,275	258,889
Polaris, Inc.	2,472	209,255
		468,144
Machinery — 4.3%
AGCO Corp.	3,180	289,507
Caterpillar, Inc.	12,306	4,382,167
Cummins, Inc.	6,575	2,056,989
Deere & Co.	5,341	2,060,237
Donaldson Co., Inc.	7,772	565,258
Lincoln Electric Holdings, Inc.	3,165	612,776
Mueller Industries, Inc.	7,854	571,064
PACCAR, Inc.	21,309	2,049,500
Timken Co.	4,250	359,252
		12,946,750
Media — 1.1%
Comcast Corp., Class A	64,928	2,569,201
Fox Corp., Class A	11,974	495,364
Fox Corp., Class B	5,900	226,737
		3,291,302
Metals and Mining — 1.8%
Alpha Metallurgical Resources, Inc.	719	171,949
ATI, Inc.(1)	9,141	583,927
Cleveland-Cliffs, Inc.(1)	30,975	404,533
Commercial Metals Co.	8,266	442,975
Nucor Corp.	10,213	1,551,457
Reliance, Inc.	2,698	773,382
Steel Dynamics, Inc.	8,610	1,028,981
U.S. Steel Corp.	8,731	330,992
		5,288,196
Oil, Gas and Consumable Fuels — 11.8%
Antero Midstream Corp.	13,801	205,221
APA Corp.	23,459	668,347
Cheniere Energy, Inc.	6,811	1,261,806
Chesapeake Energy Corp.	4,947	368,502
45

Avantis U.S. Large Cap Value Fund
	Shares	Value
Chevron Corp.	16,421	$2,429,487
Chord Energy Corp.	3,203	475,421
Civitas Resources, Inc.	6,913	423,974
ConocoPhillips	19,318	2,198,195
Coterra Energy, Inc.	24,711	601,219
Devon Energy Corp.	27,124	1,214,613
Diamondback Energy, Inc.	6,711	1,309,383
EnLink Midstream LLC(1)	16,540	237,514
EOG Resources, Inc.	16,510	2,126,818
EQT Corp.	12,785	428,425
Exxon Mobil Corp.	50,181	5,918,347
Hess Corp.	9,301	1,284,096
Hess Midstream LP, Class A	5,245	195,901
HF Sinclair Corp.	7,580	372,481
Magnolia Oil & Gas Corp., Class A	11,204	286,934
Marathon Oil Corp.	19,813	567,643
Marathon Petroleum Corp.	11,184	1,980,910
Matador Resources Co.	7,834	444,345
Murphy Oil Corp.	9,577	357,031
New Fortress Energy, Inc.	5,398	66,503
Occidental Petroleum Corp.	21,487	1,224,329
Ovintiv, Inc.	15,938	682,625
PBF Energy, Inc., Class A	4,526	154,156
Permian Resources Corp.	37,541	534,584
Phillips 66	11,724	1,644,994
Range Resources Corp.	10,639	317,893
SM Energy Co.	6,800	310,284
Southwestern Energy Co.(1)	52,497	334,931
Targa Resources Corp.	8,456	1,242,186
Texas Pacific Land Corp.	711	617,781
Valero Energy Corp.	9,613	1,410,516
Williams Cos., Inc.	31,780	1,454,571
		35,351,966
Paper and Forest Products — 0.0%
Louisiana-Pacific Corp.	795	77,155
Passenger Airlines — 1.1%
Alaska Air Group, Inc.(1)	7,149	258,150
Delta Air Lines, Inc.	28,818	1,224,477
Southwest Airlines Co.	35,783	1,034,844
United Airlines Holdings, Inc.(1)	18,171	800,251
		3,317,722
Pharmaceuticals — 2.3%
Jazz Pharmaceuticals PLC(1)	2,172	251,908
Johnson & Johnson	35,460	5,881,396
Viatris, Inc.	68,197	823,820
		6,957,124
Professional Services — 0.5%
Paychex, Inc.	7,747	1,016,406
Robert Half, Inc.	7,273	455,799
		1,472,205
Semiconductors and Semiconductor Equipment — 4.2%
Amkor Technology, Inc.	9,491	312,254
Applied Materials, Inc.	21,197	4,181,320
First Solar, Inc.(1)	2,694	612,535
Lam Research Corp.	3,478	2,855,473
46

Avantis U.S. Large Cap Value Fund
	Shares	Value
QUALCOMM, Inc.	20,854	$3,655,706
Skyworks Solutions, Inc.	8,639	946,748
		12,564,036
Software — 0.2%
Pegasystems, Inc.	3,425	242,764
Qualys, Inc.(1)	2,342	293,148
		535,912
Specialty Retail — 4.0%
Abercrombie & Fitch Co., Class A(1)	4,263	629,091
Academy Sports & Outdoors, Inc.	4,257	236,178
Best Buy Co., Inc.	8,340	837,336
Burlington Stores, Inc.(1)	3,648	978,540
Dick's Sporting Goods, Inc.	2,589	613,489
Floor & Decor Holdings, Inc., Class A(1)	4,598	516,999
Gap, Inc.	17,770	398,581
Murphy USA, Inc.	1,433	744,630
Ross Stores, Inc.	9,720	1,463,929
TJX Cos., Inc.	24,681	2,894,341
Tractor Supply Co.	3,891	1,041,037
Ulta Beauty, Inc.(1)	1,702	600,534
Williams-Sonoma, Inc.	6,578	883,623
		11,838,308
Technology Hardware, Storage and Peripherals — 2.6%
Apple, Inc.	33,999	7,785,771
Textiles, Apparel and Luxury Goods — 1.5%
Crocs, Inc.(1)	4,081	596,520
Deckers Outdoor Corp.(1)	850	815,397
Lululemon Athletica, Inc.(1)	3,400	882,198
NIKE, Inc., Class B	7,540	628,233
Ralph Lauren Corp.	2,058	352,453
Skechers USA, Inc., Class A(1)	5,584	382,392
Tapestry, Inc.	16,006	655,766
VF Corp.	5,259	95,766
		4,408,725
Trading Companies and Distributors — 2.5%
Air Lease Corp.	5,865	271,373
Applied Industrial Technologies, Inc.	1,469	301,321
Boise Cascade Co.	2,993	405,911
Fastenal Co.	28,249	1,928,842
MSC Industrial Direct Co., Inc., Class A	2,570	211,357
United Rentals, Inc.	3,010	2,231,193
WW Grainger, Inc.	2,081	2,049,618
		7,399,615
Wireless Telecommunication Services — 0.7%
T-Mobile U.S., Inc.	10,419	2,070,464
TOTAL COMMON STOCKS (Cost $252,873,565)		297,087,636
SHORT-TERM INVESTMENTS — 0.7%
Money Market Funds — 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $2,015,388)	2,015,388	2,015,388
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $254,888,953)		299,103,024
OTHER ASSETS AND LIABILITIES — (0.2)%		(529,521)
TOTAL NET ASSETS — 100.0%		$298,573,503
47

Avantis U.S. Large Cap Value Fund

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	2	September 2024	$566,100	$15,797
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

See Notes to Financial Statements.
48

AUGUST 31, 2024

Avantis U.S. Small Cap Equity Fund
	Shares	Value
COMMON STOCKS — 99.3%
Aerospace and Defense — 1.0%
AAR Corp.(1)	109	$7,170
AerSale Corp.(1)	15	76
Astronics Corp.(1)	93	2,085
Cadre Holdings, Inc.	69	2,501
Ducommun, Inc.(1)	38	2,473
Mercury Systems, Inc.(1)	120	4,548
National Presto Industries, Inc.	17	1,331
Park Aerospace Corp.	59	797
V2X, Inc.(1)	35	1,983
		22,964
Air Freight and Logistics — 0.5%
Air Transport Services Group, Inc.(1)	174	2,934
Hub Group, Inc., Class A	186	8,766
		11,700
Automobile Components — 2.2%
Adient PLC(1)	159	3,597
American Axle & Manufacturing Holdings, Inc.(1)	358	2,302
Dana, Inc.	419	4,731
Fox Factory Holding Corp.(1)	40	1,619
Gentherm, Inc.(1)	97	4,902
Holley, Inc.(1)	108	349
LCI Industries	72	8,484
Motorcar Parts of America, Inc.(1)	16	106
Patrick Industries, Inc.	72	9,304
Phinia, Inc.	168	8,057
QuantumScape Corp.(1)	370	2,150
Standard Motor Products, Inc.	35	1,131
Stoneridge, Inc.(1)	83	1,190
XPEL, Inc.(1)	8	346
		48,268
Automobiles — 0.2%
Winnebago Industries, Inc.	65	3,878
Banks — 19.7%
1st Source Corp.	26	1,598
Amalgamated Financial Corp.	66	2,177
Amerant Bancorp, Inc.	96	2,118
Arrow Financial Corp.	44	1,342
Banc of California, Inc.	443	6,299
Bancorp, Inc.(1)	93	4,873
Bank First Corp.	30	2,821
Bank of Hawaii Corp.	83	5,509
Bank of NT Butterfield & Son Ltd.	148	5,661
BankUnited, Inc.	235	9,031
Banner Corp.	105	6,255
Bar Harbor Bankshares	44	1,411
Berkshire Hills Bancorp, Inc.	133	3,663
Brookline Bancorp, Inc.	216	2,210
Burke & Herbert Financial Services Corp.	32	2,120
Business First Bancshares, Inc.	74	1,807
Byline Bancorp, Inc.	80	2,220
Camden National Corp.	42	1,679
49

Avantis U.S. Small Cap Equity Fund
	Shares	Value
Carter Bankshares, Inc.(1)	69	$1,194
Cathay General Bancorp	185	8,138
Central Pacific Financial Corp.	83	2,283
City Holding Co.	44	5,225
Coastal Financial Corp.(1)	34	1,825
Columbia Financial, Inc.(1)	59	1,048
Community Trust Bancorp, Inc.	49	2,474
ConnectOne Bancorp, Inc.	112	2,800
CrossFirst Bankshares, Inc.(1)	127	2,210
Customers Bancorp, Inc.(1)	93	4,819
CVB Financial Corp.	337	6,207
Dime Community Bancshares, Inc.	56	1,457
Eagle Bancorp, Inc.	30	653
Eastern Bankshares, Inc.	611	10,369
Enterprise Financial Services Corp.	113	5,979
Equity Bancshares, Inc., Class A	43	1,754
Esquire Financial Holdings, Inc.	22	1,354
Farmers National Banc Corp.	111	1,726
FB Financial Corp.	109	5,256
Financial Institutions, Inc.	47	1,223
First Bancorp/Southern Pines NC	122	5,183
First Bancshares, Inc.	89	3,049
First Busey Corp.	169	4,571
First Commonwealth Financial Corp.	313	5,390
First Community Bankshares, Inc.	48	2,118
First Financial Bancorp	281	7,438
First Financial Corp.	34	1,520
First Foundation, Inc.	48	338
First Hawaiian, Inc.	395	9,610
First Internet Bancorp	28	1,016
First Merchants Corp.	180	7,020
First Mid Bancshares, Inc.	64	2,578
First of Long Island Corp.	51	651
Five Star Bancorp	46	1,341
Flushing Financial Corp.	52	759
German American Bancorp, Inc.	87	3,490
Great Southern Bancorp, Inc.	29	1,727
Greene County Bancorp, Inc.	22	750
Hanmi Financial Corp.	92	1,822
HarborOne Bancorp, Inc.	122	1,610
Heartland Financial USA, Inc.	121	6,747
Heritage Commerce Corp.	185	1,883
Heritage Financial Corp.	106	2,421
Hilltop Holdings, Inc.	143	4,698
Hingham Institution For Savings	5	1,285
HomeTrust Bancshares, Inc.	46	1,677
Hope Bancorp, Inc.	361	4,617
Horizon Bancorp, Inc.	131	2,099
Independent Bank Corp.	85	5,381
Independent Bank Corp. (Michigan)	65	2,202
Independent Bank Group, Inc.	111	6,462
Kearny Financial Corp.	43	293
Lakeland Financial Corp.	77	5,248
Live Oak Bancshares, Inc.	64	2,751
50

Avantis U.S. Small Cap Equity Fund
	Shares	Value
Mercantile Bank Corp.	50	$2,299
Metropolitan Bank Holding Corp.(1)	24	1,241
Midland States Bancorp, Inc.	62	1,412
National Bank Holdings Corp., Class A	116	5,082
NBT Bancorp, Inc.	141	6,903
Nicolet Bankshares, Inc.	38	3,735
Northeast Bank	21	1,491
Northfield Bancorp, Inc.	76	921
Northrim BanCorp, Inc.	17	1,172
Northwest Bancshares, Inc.	394	5,457
OceanFirst Financial Corp.	179	3,199
OFG Bancorp	147	6,760
Old Second Bancorp, Inc.	136	2,316
Origin Bancorp, Inc.	92	3,079
Orrstown Financial Services, Inc.	56	2,005
Pacific Premier Bancorp, Inc.	203	5,217
Park National Corp.	45	7,911
Pathward Financial, Inc.	79	5,437
Peapack-Gladstone Financial Corp.	35	1,000
Peoples Bancorp, Inc.	106	3,392
Premier Financial Corp.	111	2,782
Provident Financial Services, Inc.	391	7,456
QCR Holdings, Inc.	51	3,934
RBB Bancorp	53	1,217
Renasant Corp.	170	5,950
Republic Bancorp, Inc., Class A	26	1,661
S&T Bancorp, Inc.	116	4,984
Sandy Spring Bancorp, Inc.	137	4,288
Seacoast Banking Corp. of Florida	194	5,308
Simmons First National Corp., Class A	379	8,118
SmartFinancial, Inc.	45	1,315
South Plains Financial, Inc.	38	1,327
Southern Missouri Bancorp, Inc.	23	1,330
Southside Bancshares, Inc.	89	3,046
Stellar Bancorp, Inc.	108	2,945
Stock Yards Bancorp, Inc.	86	5,212
Texas Capital Bancshares, Inc.(1)	144	9,680
Tompkins Financial Corp.	19	1,165
Towne Bank	203	7,034
TriCo Bancshares	84	3,819
Triumph Financial, Inc.(1)	67	5,627
TrustCo Bank Corp.	58	2,021
Trustmark Corp.	176	5,863
Univest Financial Corp.	89	2,533
Veritex Holdings, Inc.	166	4,181
WaFd, Inc.	255	9,351
Washington Trust Bancorp, Inc.	51	1,673
WesBanco, Inc.	173	5,572
Westamerica BanCorp	81	4,195
Wintrust Financial Corp.	15	1,632
		435,781
Beverages — 0.2%
Duckhorn Portfolio, Inc.(1)	123	779
Vita Coco Co., Inc.(1)	119	3,108
		3,887
51

Avantis U.S. Small Cap Equity Fund
	Shares	Value
Biotechnology — 4.1%
2seventy bio, Inc.(1)	170	$828
Absci Corp.(1)	298	1,311
ACELYRIN, Inc.(1)	26	124
Acrivon Therapeutics, Inc.(1)	62	588
Acumen Pharmaceuticals, Inc.(1)	120	329
Adverum Biotechnologies, Inc.(1)	54	375
Agios Pharmaceuticals, Inc.(1)	203	9,320
Akero Therapeutics, Inc.(1)	190	5,168
Aldeyra Therapeutics, Inc.(1)	194	1,116
Alector, Inc.(1)	49	259
Allogene Therapeutics, Inc.(1)	418	1,099
Anavex Life Sciences Corp.(1)(2)	25	151
Anika Therapeutics, Inc.(1)	44	1,131
Arcus Biosciences, Inc.(1)	146	2,500
Aura Biosciences, Inc.(1)	55	437
Aurinia Pharmaceuticals, Inc.(1)	52	354
Avid Bioservices, Inc.(1)	236	2,487
Beam Therapeutics, Inc.(1)	212	5,656
C4 Therapeutics, Inc.(1)	214	1,353
CareDx, Inc.(1)	171	5,255
Cullinan Therapeutics, Inc.(1)	168	3,293
Dianthus Therapeutics, Inc.(1)	93	2,681
Dynavax Technologies Corp.(1)	221	2,480
Editas Medicine, Inc.(1)	20	75
Eliem Therapeutics, Inc.(1)	28	196
Emergent BioSolutions, Inc.(1)	201	1,670
Enanta Pharmaceuticals, Inc.(1)	67	863
Entrada Therapeutics, Inc.(1)	67	1,186
Erasca, Inc.(1)	562	1,624
Fate Therapeutics, Inc.(1)	319	1,171
Inovio Pharmaceuticals, Inc.(1)	93	671
Intellia Therapeutics, Inc.(1)	219	4,914
iTeos Therapeutics, Inc.(1)	132	2,224
Jasper Therapeutics, Inc.(1)	47	1,025
Kodiak Sciences, Inc.(1)	97	243
Larimar Therapeutics, Inc.(1)	149	1,179
LENZ Therapeutics, Inc.	51	1,193
MiMedx Group, Inc.(1)	316	2,161
Mineralys Therapeutics, Inc.(1)	87	1,080
Monte Rosa Therapeutics, Inc.(1)	125	771
Nkarta, Inc.(1)	169	897
Organogenesis Holdings, Inc.(1)	45	130
PepGen, Inc.(1)	53	510
Prothena Corp. PLC(1)	14	312
Puma Biotechnology, Inc.(1)	127	318
Pyxis Oncology, Inc.(1)	170	644
REGENXBIO, Inc.(1)	79	965
Regulus Therapeutics, Inc.(1)	209	351
Relay Therapeutics, Inc.(1)	71	482
Replimune Group, Inc.(1)	153	1,556
Rezolute, Inc.(1)	82	390
Sage Therapeutics, Inc.(1)	13	110
Sagimet Biosciences, Inc., Class A(1)	39	120
52

Avantis U.S. Small Cap Equity Fund
	Shares	Value
Shattuck Labs, Inc.(1)	113	$406
Stoke Therapeutics, Inc.(1)	183	2,663
Tenaya Therapeutics, Inc.(1)	247	662
Tyra Biosciences, Inc.(1)	69	1,570
uniQure NV(1)	22	129
Vanda Pharmaceuticals, Inc.(1)	197	1,042
Vir Biotechnology, Inc.(1)	323	2,668
Voyager Therapeutics, Inc.(1)	163	1,069
Werewolf Therapeutics, Inc.(1)	99	214
Xencor, Inc.(1)	182	3,183
Zentalis Pharmaceuticals, Inc.(1)	136	472
		91,404
Broadline Retail — 0.4%
1stdibs.com, Inc.(1)	113	555
ContextLogic, Inc., Class A(1)	64	345
Kohl's Corp.	357	6,922
Savers Value Village, Inc.(1)	48	425
		8,247
Building Products — 2.0%
American Woodmark Corp.(1)	47	4,212
Apogee Enterprises, Inc.	77	5,142
AZZ, Inc.	108	8,982
Gibraltar Industries, Inc.(1)	98	6,828
Insteel Industries, Inc.	52	1,789
Janus International Group, Inc.(1)	427	4,693
JELD-WEN Holding, Inc.(1)	205	2,919
Masterbrand, Inc.(1)	382	6,127
Quanex Building Products Corp.	103	2,846
		43,538
Capital Markets — 1.6%
Diamond Hill Investment Group, Inc.	8	1,264
Donnelley Financial Solutions, Inc.(1)	80	5,333
Federated Hermes, Inc.	259	8,884
Oppenheimer Holdings, Inc., Class A	28	1,476
Patria Investments Ltd., Class A	95	1,094
StoneX Group, Inc.(1)	87	7,209
Virtus Investment Partners, Inc.	21	4,445
WisdomTree, Inc.	495	5,019
		34,724
Chemicals — 1.8%
AdvanSix, Inc.	54	1,596
American Vanguard Corp.	56	321
Ecovyst, Inc.(1)	320	2,298
Hawkins, Inc.	63	7,980
Ingevity Corp.(1)	112	4,427
Intrepid Potash, Inc.(1)	35	864
Koppers Holdings, Inc.	63	2,494
Kronos Worldwide, Inc.	76	879
LSB Industries, Inc.(1)	159	1,261
Mativ Holdings, Inc.	189	3,583
Northern Technologies International Corp.	28	368
Orion SA	163	3,040
PureCycle Technologies, Inc.(1)(2)	505	3,081
53

Avantis U.S. Small Cap Equity Fund
	Shares	Value
Rayonier Advanced Materials, Inc.(1)	218	$1,740
Stepan Co.	69	5,356
		39,288
Commercial Services and Supplies — 2.6%
ACCO Brands Corp.	291	1,595
Acme United Corp.	9	397
Aris Water Solutions, Inc., Class A	111	1,867
BrightView Holdings, Inc.(1)	206	3,290
CECO Environmental Corp.(1)	88	2,548
Civeo Corp.	44	1,252
Deluxe Corp.	140	2,883
Driven Brands Holdings, Inc.(1)	85	1,219
Ennis, Inc.	79	1,889
Enviri Corp.(1)	236	2,820
Healthcare Services Group, Inc.(1)	225	2,450
HNI Corp.	146	7,862
Interface, Inc.	196	3,701
Liquidity Services, Inc.(1)	68	1,480
Matthews International Corp., Class A	52	1,317
MillerKnoll, Inc.	217	6,391
OPENLANE, Inc.(1)	340	5,892
Steelcase, Inc., Class A	274	3,874
Vestis Corp.	63	886
Viad Corp.(1)	62	2,133
Virco Mfg. Corp.	44	683
		56,429
Communications Equipment — 0.5%
ADTRAN Holdings, Inc.(1)	87	486
Aviat Networks, Inc.(1)	34	933
Clearfield, Inc.(1)	40	1,492
Extreme Networks, Inc.(1)	75	1,181
Infinera Corp.(1)	628	3,950
Lantronix, Inc.(1)	29	104
NETGEAR, Inc.(1)	75	1,217
Viasat, Inc.(1)	144	2,261
		11,624
Construction and Engineering — 1.0%
Ameresco, Inc., Class A(1)	75	2,284
Argan, Inc.	47	3,728
Great Lakes Dredge & Dock Corp.(1)	225	2,239
Limbach Holdings, Inc.(1)	30	1,939
Matrix Service Co.(1)	78	777
MYR Group, Inc.(1)	53	5,342
Northwest Pipe Co.(1)	32	1,407
Orion Group Holdings, Inc.(1)	117	884
Tutor Perini Corp.(1)	168	4,027
		22,627
Construction Materials — 0.2%
Smith-Midland Corp.(1)	8	278
U.S. Lime & Minerals, Inc.	40	3,269
		3,547
Consumer Finance — 2.0%
Bread Financial Holdings, Inc.	172	10,005
Encore Capital Group, Inc.(1)	69	3,456
54

Avantis U.S. Small Cap Equity Fund
	Shares	Value
Enova International, Inc.(1)	78	$6,687
EZCORP, Inc., Class A(1)	155	1,894
Green Dot Corp., Class A(1)	149	1,664
LendingClub Corp.(1)	337	4,095
LendingTree, Inc.(1)	38	2,201
Moneylion, Inc.(1)	22	1,021
Navient Corp.	160	2,709
PRA Group, Inc.(1)	116	2,705
PROG Holdings, Inc.	136	6,359
World Acceptance Corp.(1)	10	1,179
		43,975
Consumer Staples Distribution & Retail — 1.4%
Andersons, Inc.	105	5,352
Chefs' Warehouse, Inc.(1)	120	5,140
Ingles Markets, Inc., Class A	46	3,404
Natural Grocers by Vitamin Cottage, Inc.	43	1,145
PriceSmart, Inc.	83	7,435
SpartanNash Co.	106	2,341
United Natural Foods, Inc.(1)	44	666
Village Super Market, Inc., Class A	30	964
Weis Markets, Inc.	52	3,514
		29,961
Containers and Packaging — 0.6%
Ardagh Metal Packaging SA	438	1,568
Myers Industries, Inc.	87	1,330
O-I Glass, Inc.(1)	315	3,997
Pactiv Evergreen, Inc.	118	1,393
Ranpak Holdings Corp.(1)	144	1,021
TriMas Corp.	115	2,934
		12,243
Distributors — 0.1%
A-Mark Precious Metals, Inc.	63	2,455
Diversified Consumer Services — 1.6%
Adtalem Global Education, Inc.(1)	115	8,707
American Public Education, Inc.(1)	64	1,070
Carriage Services, Inc.	41	1,359
European Wax Center, Inc., Class A(1)	41	283
Laureate Education, Inc., Class A	466	7,186
Lincoln Educational Services Corp.(1)	83	1,033
Mister Car Wash, Inc.(1)	237	1,543
Perdoceo Education Corp.	216	4,847
Strategic Education, Inc.	76	7,334
Universal Technical Institute, Inc.(1)	154	2,687
		36,049
Diversified Telecommunication Services — 0.5%
ATN International, Inc.	11	294
Consolidated Communications Holdings, Inc.(1)	230	1,051
IDT Corp., Class B	66	2,532
Liberty Latin America Ltd., Class A(1)	103	976
Liberty Latin America Ltd., Class C(1)	406	3,845
Shenandoah Telecommunications Co.	159	2,404
		11,102
55

Avantis U.S. Small Cap Equity Fund
	Shares	Value
Electric Utilities — 0.1%
Genie Energy Ltd., Class B	7	$117
Hawaiian Electric Industries, Inc.(1)	233	2,500
		2,617
Electrical Equipment — 0.7%
Allient, Inc.	45	956
Array Technologies, Inc.(1)	45	302
Blink Charging Co.(1)	279	519
LSI Industries, Inc.	85	1,352
Plug Power, Inc.(1)(2)	754	1,418
Powell Industries, Inc.	35	5,860
Preformed Line Products Co.	2	240
Thermon Group Holdings, Inc.(1)	119	3,740
Ultralife Corp.(1)	37	387
		14,774
Electronic Equipment, Instruments and Components — 2.5%
908 Devices, Inc.(1)	76	300
Aeva Technologies, Inc.(1)	157	518
Bel Fuse, Inc., Class B	32	2,171
Benchmark Electronics, Inc.	130	5,526
CTS Corp.	101	4,974
Daktronics, Inc.(1)	139	2,009
ePlus, Inc.(1)	83	7,965
FARO Technologies, Inc.(1)	53	954
Kimball Electronics, Inc.(1)	70	1,291
Methode Electronics, Inc.	11	115
Napco Security Technologies, Inc.	122	5,658
nLight, Inc.(1)	135	1,612
Ouster, Inc.(1)	137	971
PC Connection, Inc.	38	2,777
Richardson Electronics Ltd.	16	190
Rogers Corp.(1)	54	5,792
ScanSource, Inc.(1)	81	4,126
SmartRent, Inc.(1)	288	490
TTM Technologies, Inc.(1)	320	6,224
Vishay Precision Group, Inc.(1)	36	994
		54,657
Energy Equipment and Services — 2.2%
Bristow Group, Inc.(1)	87	3,463
Core Laboratories, Inc.	141	2,758
DMC Global, Inc.(1)	16	198
Dril-Quip, Inc.(1)	77	1,256
Energy Services of America Corp.	35	336
Expro Group Holdings NV(1)	360	7,150
Geospace Technologies Corp.(1)	16	165
Helix Energy Solutions Group, Inc.(1)	459	5,150
Kodiak Gas Services, Inc.	93	2,581
Nabors Industries Ltd.(1)	27	2,035
Natural Gas Services Group, Inc.(1)	43	943
Newpark Resources, Inc.(1)	245	2,016
Oceaneering International, Inc.(1)	310	8,367
Oil States International, Inc.(1)	48	254
ProFrac Holding Corp., Class A(1)	61	418
ProPetro Holding Corp.(1)	292	2,318
56

Avantis U.S. Small Cap Equity Fund
	Shares	Value
Ranger Energy Services, Inc.	45	$560
RPC, Inc.	301	1,932
SEACOR Marine Holdings, Inc.(1)	75	859
Select Water Solutions, Inc., Class A	316	3,644
Solaris Oilfield Infrastructure, Inc., Class A	89	1,129
TETRA Technologies, Inc.(1)	368	1,170
		48,702
Entertainment — 0.8%
Cinemark Holdings, Inc.(1)	367	10,049
Eventbrite, Inc., Class A(1)	48	153
IMAX Corp.(1)	131	2,776
Marcus Corp.	23	325
Sphere Entertainment Co.(1)	84	3,914
Vivid Seats, Inc., Class A(1)	119	553
		17,770
Financial Services — 2.5%
Acacia Research Corp.(1)	134	645
Alerus Financial Corp.	47	1,055
Cannae Holdings, Inc.	171	3,424
Cass Information Systems, Inc.	41	1,781
EVERTEC, Inc.	193	6,610
Federal Agricultural Mortgage Corp., Class C	28	5,529
International Money Express, Inc.(1)	90	1,634
loanDepot, Inc., Class A(1)	65	170
Marqeta, Inc., Class A(1)	961	5,122
Merchants Bancorp	59	2,705
NCR Atleos Corp.(1)	231	6,609
NewtekOne, Inc.	76	952
NMI Holdings, Inc., Class A(1)	263	10,801
Payoneer Global, Inc.(1)	886	6,583
Paysafe Ltd.(1)	105	2,352
		55,972
Food Products — 1.2%
B&G Foods, Inc.	243	2,058
BRC, Inc., Class A(1)	185	820
Calavo Growers, Inc.	53	1,220
Dole PLC	225	3,625
Fresh Del Monte Produce, Inc.	117	3,421
Hain Celestial Group, Inc.(1)	70	560
John B Sanfilippo & Son, Inc.	23	2,182
Lifeway Foods, Inc.(1)	17	326
Limoneira Co.	49	1,229
Mama's Creations, Inc.(1)	123	985
Mission Produce, Inc.(1)	150	1,608
Seneca Foods Corp., Class A(1)	16	964
Vital Farms, Inc.(1)	103	3,240
Westrock Coffee Co.(1)	140	1,119
WK Kellogg Co.	229	3,932
		27,289
Gas Utilities — 0.6%
Chesapeake Utilities Corp.	72	8,526
Northwest Natural Holding Co.	117	4,706
Star Group LP	45	519
		13,751
57

Avantis U.S. Small Cap Equity Fund
	Shares	Value
Ground Transportation — 1.0%
ArcBest Corp.	72	$7,654
Covenant Logistics Group, Inc.	24	1,264
Heartland Express, Inc.	113	1,399
Marten Transport Ltd.	181	3,158
Universal Logistics Holdings, Inc.	26	1,099
Werner Enterprises, Inc.	193	7,133
		21,707
Health Care Equipment and Supplies — 1.5%
Artivion, Inc.(1)	128	3,474
Avanos Medical, Inc.(1)	139	3,367
Bioventus, Inc., Class A(1)	99	995
CONMED Corp.	23	1,684
Inogen, Inc.(1)	85	1,043
iRadimed Corp.	24	1,127
Nevro Corp.(1)	12	74
Omnicell, Inc.(1)	79	3,514
OraSure Technologies, Inc.(1)	36	161
Orthofix Medical, Inc.(1)	108	1,884
OrthoPediatrics Corp.(1)	48	1,534
Pulmonx Corp.(1)	35	256
QuidelOrtho Corp.(1)	20	845
Sensus Healthcare, Inc.(1)	47	306
Sight Sciences, Inc.(1)	94	636
Tactile Systems Technology, Inc.(1)	70	958
UFP Technologies, Inc.(1)	27	9,213
Utah Medical Products, Inc.	7	476
Varex Imaging Corp.(1)	41	512
Zimvie, Inc.(1)	83	1,439
Zynex, Inc.(1)(2)	52	409
		33,907
Health Care Providers and Services — 2.6%
AdaptHealth Corp.(1)	273	3,000
Addus HomeCare Corp.(1)	53	7,050
AMN Healthcare Services, Inc.(1)	81	4,295
Astrana Health, Inc.(1)	133	6,356
BrightSpring Health Services, Inc.(1)	159	1,995
Brookdale Senior Living, Inc.(1)	618	4,394
Castle Biosciences, Inc.(1)	85	2,522
Cross Country Healthcare, Inc.(1)	27	403
DocGo, Inc.(1)	38	144
Fulgent Genetics, Inc.(1)	35	790
GeneDx Holdings Corp.(1)	45	1,437
Joint Corp.(1)	41	464
ModivCare, Inc.(1)	9	260
National HealthCare Corp.	41	5,622
National Research Corp.	26	593
Owens & Minor, Inc.(1)	197	3,061
Patterson Cos., Inc.	243	5,465
Pediatrix Medical Group, Inc.(1)	221	2,400
Premier, Inc., Class A	323	6,580
		56,831
58

Avantis U.S. Small Cap Equity Fund
	Shares	Value
Health Care Technology — 0.1%
Health Catalyst, Inc.(1)	91	$654
HealthStream, Inc.	73	2,120
Teladoc Health, Inc.(1)	72	516
		3,290
Hotels, Restaurants and Leisure — 1.6%
Accel Entertainment, Inc.(1)	163	1,901
BJ's Restaurants, Inc.(1)	71	2,175
Bloomin' Brands, Inc.	259	4,532
Cheesecake Factory, Inc.	147	5,779
Chuy's Holdings, Inc.(1)	19	707
Cracker Barrel Old Country Store, Inc.	11	435
Dave & Buster's Entertainment, Inc.(1)	96	3,009
El Pollo Loco Holdings, Inc.(1)	82	1,136
Everi Holdings, Inc.(1)	57	744
Golden Entertainment, Inc.	29	939
Krispy Kreme, Inc.	157	1,769
Monarch Casino & Resort, Inc.	41	3,113
Playa Hotels & Resorts NV(1)	308	2,427
Potbelly Corp.(1)	80	638
RCI Hospitality Holdings, Inc.	8	365
Rush Street Interactive, Inc.(1)	259	2,427
Super Group SGHC Ltd.	807	2,784
Target Hospitality Corp.(1)	104	1,008
		35,888
Household Durables — 2.4%
Beazer Homes USA, Inc.(1)	92	2,878
Century Communities, Inc.	92	9,206
Cricut, Inc., Class A	145	838
Ethan Allen Interiors, Inc.	73	2,298
Flexsteel Industries, Inc.	14	579
Green Brick Partners, Inc.(1)	95	7,484
Hamilton Beach Brands Holding Co., Class A	22	644
Helen of Troy Ltd.(1)	72	3,843
Hovnanian Enterprises, Inc., Class A(1)	15	3,243
Landsea Homes Corp.(1)	46	548
La-Z-Boy, Inc.	130	5,274
Legacy Housing Corp.(1)	33	890
Leggett & Platt, Inc.	18	228
LGI Homes, Inc.(1)	40	4,315
Lifetime Brands, Inc.	51	365
Lovesac Co.(1)	45	1,046
Sonos, Inc.(1)	372	4,550
Universal Electronics, Inc.(1)	46	429
Worthington Enterprises, Inc.	97	4,443
		53,101
Household Products — 1.1%
Central Garden & Pet Co.(1)	22	868
Central Garden & Pet Co., Class A(1)	172	5,883
Energizer Holdings, Inc.	233	7,549
Oil-Dri Corp. of America	16	1,091
Spectrum Brands Holdings, Inc.	86	8,112
		23,503
59

Avantis U.S. Small Cap Equity Fund
	Shares	Value
Independent Power and Renewable Electricity Producers — 0.4%
Altus Power, Inc.(1)	23	$72
Montauk Renewables, Inc.(1)	20	94
NextEra Energy Partners LP	321	8,041
		8,207
Insurance — 3.6%
Ambac Financial Group, Inc.(1)	138	1,615
American Coastal Insurance Corp., Class C(1)	86	966
AMERISAFE, Inc.	58	2,907
Brighthouse Financial, Inc.(1)	171	7,849
eHealth, Inc.(1)	22	89
Employers Holdings, Inc.	79	3,788
Fidelis Insurance Holdings Ltd.	225	4,167
Genworth Financial, Inc., Class A(1)	1,348	9,409
Goosehead Insurance, Inc., Class A(1)	55	4,639
HCI Group, Inc.	27	2,587
Heritage Insurance Holdings, Inc.(1)	83	1,339
Hippo Holdings, Inc.(1)	59	1,171
Horace Mann Educators Corp.	126	4,487
Investors Title Co.	4	901
James River Group Holdings Ltd.	92	681
Lemonade, Inc.(1)	157	2,909
Palomar Holdings, Inc.(1)	88	8,731
ProAssurance Corp.(1)	158	2,117
Safety Insurance Group, Inc.	44	3,896
Selectquote, Inc.(1)	468	1,909
SiriusPoint Ltd.(1)	316	4,737
Skyward Specialty Insurance Group, Inc.(1)	109	4,455
United Fire Group, Inc.	55	1,126
Universal Insurance Holdings, Inc.	91	1,947
		78,422
Interactive Media and Services — 1.4%
Cargurus, Inc.(1)	256	7,419
Cars.com, Inc.(1)	200	3,568
Nextdoor Holdings, Inc.(1)	527	1,317
Shutterstock, Inc.	70	2,511
Taboola.com Ltd.(1)	582	2,037
Travelzoo(1)	15	181
TripAdvisor, Inc.(1)	312	4,527
Yelp, Inc.(1)	102	3,563
Ziff Davis, Inc.(1)	109	5,327
ZipRecruiter, Inc., Class A(1)	52	497
		30,947
IT Services — 0.5%
CSP, Inc.	24	334
Grid Dynamics Holdings, Inc.(1)	68	947
Hackett Group, Inc.	76	2,014
Perficient, Inc.(1)	109	8,193
Thoughtworks Holding, Inc.(1)	71	309
		11,797
Leisure Products — 0.7%
Clarus Corp.	91	392
Funko, Inc., Class A(1)	97	1,016
Johnson Outdoors, Inc., Class A	6	216
60

Avantis U.S. Small Cap Equity Fund
	Shares	Value
Malibu Boats, Inc., Class A(1)	15	$545
MasterCraft Boat Holdings, Inc.(1)	52	964
Smith & Wesson Brands, Inc.	154	2,270
Sturm Ruger & Co., Inc.	53	2,232
Vista Outdoor, Inc.(1)	170	6,807
		14,442
Life Sciences Tools and Services — 0.3%
Adaptive Biotechnologies Corp.(1)	158	743
Codexis, Inc.(1)	207	598
CryoPort, Inc.(1)	80	745
Cytek Biosciences, Inc.(1)	70	402
MaxCyte, Inc.(1)	262	1,132
OmniAb, Inc.(1)	141	591
Quanterix Corp.(1)	23	300
Standard BioTools, Inc.(1)	993	2,115
		6,626
Machinery — 4.4%
3D Systems Corp.(1)	44	94
Astec Industries, Inc.	69	2,334
Atmus Filtration Technologies, Inc.	289	10,361
Blue Bird Corp.(1)	120	6,142
Douglas Dynamics, Inc.	55	1,531
Enerpac Tool Group Corp.	189	7,794
Gorman-Rupp Co.	63	2,456
Greenbrier Cos., Inc.	103	4,990
Helios Technologies, Inc.	104	4,596
Hillman Solutions Corp.(1)	585	5,821
Hyster-Yale, Inc.	35	2,204
Kennametal, Inc.	248	6,416
L.B. Foster Co., Class A(1)	36	723
Lindsay Corp.	34	4,218
Luxfer Holdings PLC	99	1,111
Manitowoc Co., Inc.(1)	51	515
Mayville Engineering Co., Inc.(1)	33	637
Miller Industries, Inc.	41	2,489
Omega Flex, Inc.	10	472
Proto Labs, Inc.(1)	54	1,651
REV Group, Inc.	185	5,890
Shyft Group, Inc.	96	1,362
Standex International Corp.	37	6,610
Taylor Devices, Inc.(1)	12	687
Tennant Co.	58	5,665
Titan International, Inc.(1)	19	158
Trinity Industries, Inc.	258	8,516
Wabash National Corp.	120	2,335
		97,778
Marine Transportation — 0.3%
Costamare, Inc.	143	2,029
Genco Shipping & Trading Ltd.	156	2,744
Pangaea Logistics Solutions Ltd.	94	634
Safe Bulkers, Inc.	216	1,104
		6,511
61

Avantis U.S. Small Cap Equity Fund
	Shares	Value
Media — 1.5%
Advantage Solutions, Inc.(1)	34	$132
AMC Networks, Inc., Class A(1)	53	522
Boston Omaha Corp., Class A(1)	66	943
Cable One, Inc.	4	1,411
Gambling.com Group Ltd.(1)	45	459
Gannett Co., Inc.(1)	501	2,650
John Wiley & Sons, Inc., Class A	135	6,522
Magnite, Inc.(1)	483	6,661
National CineMedia, Inc.(1)	217	1,495
PubMatic, Inc., Class A(1)	142	2,215
Scholastic Corp.	60	1,913
Sinclair, Inc.	111	1,545
Stagwell, Inc.(1)	276	1,984
TechTarget, Inc.(1)	75	1,999
Thryv Holdings, Inc.(1)	101	1,840
WideOpenWest, Inc.(1)	170	938
		33,229
Metals and Mining — 1.9%
Century Aluminum Co.(1)	192	2,757
Coeur Mining, Inc.(1)	1,356	8,326
Compass Minerals International, Inc.	9	80
Gatos Silver, Inc.(1)	169	2,126
Haynes International, Inc.	38	2,285
Kaiser Aluminum Corp.	59	4,398
Materion Corp.	66	7,659
McEwen Mining, Inc.(1)	146	1,329
Metallus, Inc.(1)	135	2,195
MP Materials Corp.(1)	396	5,108
Olympic Steel, Inc.	26	1,043
Piedmont Lithium, Inc.(1)	10	82
Radius Recycling, Inc., Class A	17	257
Ramaco Resources, Inc., Class A	69	841
Ramaco Resources, Inc., Class B	13	147
Ryerson Holding Corp.	25	501
SunCoke Energy, Inc.	268	2,401
Universal Stainless & Alloy Products, Inc.(1)	33	1,390
		42,925
Multi-Utilities — 0.6%
Avista Corp.	248	9,583
Unitil Corp.	51	3,075
		12,658
Oil, Gas and Consumable Fuels — 3.9%
Amplify Energy Corp.(1)	126	898
Ardmore Shipping Corp.	159	3,002
Berry Corp.	200	1,238
Centrus Energy Corp., Class A(1)	36	1,426
Clean Energy Fuels Corp.(1)	156	482
Crescent Energy Co., Class A	319	3,806
CVR Energy, Inc.	107	2,720
Delek U.S. Holdings, Inc.	191	3,900
DHT Holdings, Inc.	469	5,079
Dorian LPG Ltd.	128	4,991
Encore Energy Corp.(1)	552	2,009
62

Avantis U.S. Small Cap Equity Fund
	Shares	Value
Evolution Petroleum Corp.	88	$453
Excelerate Energy, Inc., Class A	51	930
FutureFuel Corp.	84	524
Gran Tierra Energy, Inc.(1)	117	862
Granite Ridge Resources, Inc.	202	1,283
Green Plains, Inc.(1)	70	992
Hallador Energy Co.(1)	14	94
HighPeak Energy, Inc.	70	1,126
International Seaways, Inc.	119	6,168
Kimbell Royalty Partners LP	208	3,324
Kosmos Energy Ltd.(1)	1,375	6,696
Nordic American Tankers Ltd.	644	2,396
Par Pacific Holdings, Inc.(1)	98	2,199
REX American Resources Corp.(1)	54	2,449
Riley Exploration Permian, Inc.	31	883
SandRidge Energy, Inc.	101	1,341
SFL Corp. Ltd.	393	4,661
Talos Energy, Inc.(1)	341	3,911
Teekay Corp.(1)	216	1,795
Teekay Tankers Ltd., Class A	92	5,233
VAALCO Energy, Inc.	372	2,422
Vitesse Energy, Inc.	73	1,888
W&T Offshore, Inc.	97	222
World Kinect Corp.	180	5,182
		86,585
Paper and Forest Products — 0.1%
Clearwater Paper Corp.(1)	61	2,029
Mercer International, Inc.	127	762
		2,791
Passenger Airlines — 0.3%
Allegiant Travel Co.	9	379
Blade Air Mobility, Inc.(1)	173	541
JetBlue Airways Corp.(1)	1,009	5,126
		6,046
Personal Care Products — 0.4%
Edgewell Personal Care Co.	148	5,952
Honest Co., Inc.(1)	189	883
Nature's Sunshine Products, Inc.(1)	36	497
Nu Skin Enterprises, Inc., Class A	43	384
USANA Health Sciences, Inc.(1)	35	1,429
		9,145
Pharmaceuticals — 1.9%
Amphastar Pharmaceuticals, Inc.(1)	46	2,242
Atea Pharmaceuticals, Inc.(1)	248	955
Collegium Pharmaceutical, Inc.(1)	97	3,731
Enliven Therapeutics, Inc.(1)	120	2,626
Fulcrum Therapeutics, Inc.(1)	198	1,693
Harmony Biosciences Holdings, Inc.(1)	91	3,274
Innoviva, Inc.(1)	173	3,353
Ligand Pharmaceuticals, Inc.(1)	57	6,031
Nuvation Bio, Inc.(1)	672	2,164
Pacira BioSciences, Inc.(1)	140	2,178
Phibro Animal Health Corp., Class A	77	1,617
Pliant Therapeutics, Inc.(1)	167	2,219
63

Avantis U.S. Small Cap Equity Fund
	Shares	Value
SIGA Technologies, Inc.	149	$1,345
Supernus Pharmaceuticals, Inc.(1)	168	5,907
Terns Pharmaceuticals, Inc.(1)	129	983
Theravance Biopharma, Inc.(1)	70	577
Third Harmonic Bio, Inc.(1)	58	670
Ventyx Biosciences, Inc.(1)	205	457
		42,022
Professional Services — 1.9%
Asure Software, Inc.(1)	69	593
Conduent, Inc.(1)	594	2,269
CRA International, Inc.	23	3,878
CSG Systems International, Inc.	50	2,426
First Advantage Corp.(1)	151	2,892
Franklin Covey Co.(1)	35	1,409
Huron Consulting Group, Inc.(1)	50	5,522
ICF International, Inc.	58	9,614
Innodata, Inc.(1)	94	1,624
Kelly Services, Inc., Class A	97	2,048
Kforce, Inc.	57	3,739
Legalzoom.com, Inc.(1)	229	1,543
Planet Labs PBC(1)	330	888
RCM Technologies, Inc.(1)	6	122
Resources Connection, Inc.	60	626
TaskUS, Inc., Class A(1)	55	731
TrueBlue, Inc.(1)	26	207
Willdan Group, Inc.(1)	46	1,753
		41,884
Real Estate Management and Development — 1.4%
Anywhere Real Estate, Inc.(1)	99	484
Cushman & Wakefield PLC(1)	682	8,866
DigitalBridge Group, Inc.	339	4,234
Forestar Group, Inc.(1)	60	1,856
FRP Holdings, Inc.(1)	36	1,066
Kennedy-Wilson Holdings, Inc.	288	3,203
Marcus & Millichap, Inc.	65	2,579
Newmark Group, Inc., Class A	397	5,490
Opendoor Technologies, Inc.(1)	207	445
RMR Group, Inc., Class A	47	1,198
Seritage Growth Properties, Class A(1)	25	116
Tejon Ranch Co.(1)	68	1,217
		30,754
Semiconductors and Semiconductor Equipment — 1.5%
ACM Research, Inc., Class A(1)	165	2,977
Alpha & Omega Semiconductor Ltd.(1)	72	3,010
CEVA, Inc.(1)	57	1,364
Cohu, Inc.(1)	108	2,906
inTEST Corp.(1)	20	143
Kulicke & Soffa Industries, Inc.	144	6,309
Magnachip Semiconductor Corp.(1)	29	137
NVE Corp.	15	1,256
Photronics, Inc.(1)	192	4,965
QuickLogic Corp.(1)	35	294
SMART Global Holdings, Inc.(1)	155	3,212
64

Avantis U.S. Small Cap Equity Fund
	Shares	Value
SolarEdge Technologies, Inc.(1)	11	$268
Ultra Clean Holdings, Inc.(1)	163	6,145
		32,986
Software — 2.3%
8x8, Inc.(1)	161	303
A10 Networks, Inc.	244	3,360
Adeia, Inc.	322	4,057
Arteris, Inc.(1)	81	695
Bit Digital, Inc.(1)	212	683
Cipher Mining, Inc.(1)	608	2,134
Clear Secure, Inc., Class A	132	4,011
CS Disco, Inc.(1)	55	304
Daily Journal Corp.(1)	4	1,988
Dave, Inc.(1)(2)	28	1,053
E2open Parent Holdings, Inc.(1)	641	2,872
Enfusion, Inc., Class A(1)	83	688
EverCommerce, Inc.(1)	51	546
Matterport, Inc.(1)	1,005	4,553
MeridianLink, Inc.(1)	25	571
Olo, Inc., Class A(1)	204	1,071
ON24, Inc.(1)	77	497
Progress Software Corp.	138	8,025
Red Violet, Inc.(1)	19	549
SolarWinds Corp.	145	1,854
Telos Corp.(1)	152	555
Terawulf, Inc.(1)	885	3,858
Verint Systems, Inc.(1)	178	5,616
Xperi, Inc.(1)	109	961
		50,804
Specialty Retail — 2.0%
1-800-Flowers.com, Inc., Class A(1)	89	715
America's Car-Mart, Inc.(1)	16	969
Arhaus, Inc.	187	2,302
Arko Corp.	58	363
Buckle, Inc.	94	3,939
Build-A-Bear Workshop, Inc.	45	1,502
Caleres, Inc.	115	4,845
Camping World Holdings, Inc., Class A	52	1,141
Citi Trends, Inc.(1)	17	243
Designer Brands, Inc., Class A	135	896
Destination XL Group, Inc.(1)	71	195
Foot Locker, Inc.	107	3,332
Genesco, Inc.(1)	17	513
GrowGeneration Corp.(1)	174	339
Guess?, Inc.	105	2,176
Haverty Furniture Cos., Inc.	37	1,014
J Jill, Inc.	19	618
Lands' End, Inc.(1)	46	713
MarineMax, Inc.(1)	27	856
Monro, Inc.	65	1,761
National Vision Holdings, Inc.(1)	115	1,214
ODP Corp.(1)	44	1,357
Petco Health & Wellness Co., Inc.(1)	188	600
Sally Beauty Holdings, Inc.(1)	262	3,419
65

Avantis U.S. Small Cap Equity Fund
	Shares	Value
Shoe Carnival, Inc.	57	$2,305
Sportsman's Warehouse Holdings, Inc.(1)	57	120
Stitch Fix, Inc., Class A(1)	32	121
Victoria's Secret & Co.(1)	209	4,903
Zumiez, Inc.(1)	51	1,415
		43,886
Technology Hardware, Storage and Peripherals — 0.1%
Eastman Kodak Co.(1)	239	1,262
Immersion Corp.	103	968
		2,230
Textiles, Apparel and Luxury Goods — 1.3%
Carter's, Inc.	111	7,315
Figs, Inc., Class A(1)	242	1,493
G-III Apparel Group Ltd.(1)	70	1,853
Hanesbrands, Inc.(1)	1,099	6,979
Lakeland Industries, Inc.	21	506
Movado Group, Inc.	48	1,145
Oxford Industries, Inc.	48	4,175
Rocky Brands, Inc.	25	806
Superior Group of Cos., Inc.	42	608
Vera Bradley, Inc.(1)	67	391
Wolverine World Wide, Inc.	275	3,770
		29,041
Trading Companies and Distributors — 1.0%
Alta Equipment Group, Inc.	25	168
BlueLinx Holdings, Inc.(1)	27	2,717
DNOW, Inc.(1)	359	4,674
DXP Enterprises, Inc.(1)	46	2,530
Global Industrial Co.	36	1,206
H&E Equipment Services, Inc.	100	4,815
Hudson Technologies, Inc.(1)	39	321
Karat Packaging, Inc.	23	583
MRC Global, Inc.(1)	285	3,751
Titan Machinery, Inc.(1)	43	650
		21,415
Water Utilities — 0.1%
Artesian Resources Corp., Class A	27	975
Consolidated Water Co. Ltd.	27	749
		1,724
Wireless Telecommunication Services — 0.4%
Gogo, Inc.(1)	185	1,474
Spok Holdings, Inc.	51	758
Telephone & Data Systems, Inc.	296	6,992
		9,224
TOTAL COMMON STOCKS (Cost $1,989,882)		2,191,529
SHORT-TERM INVESTMENTS — 0.8%
Money Market Funds — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	13,381	13,381
State Street Navigator Securities Lending Government Money Market Portfolio(3)	4,820	4,820
TOTAL SHORT-TERM INVESTMENTS (Cost $18,201)		18,201
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $2,008,083)		2,209,730
OTHER ASSETS AND LIABILITIES — (0.1)%		(2,677)
TOTAL NET ASSETS — 100.0%		$2,207,053
66

Avantis U.S. Small Cap Equity Fund

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $6,110. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $6,315, which includes securities collateral of $1,495.

See Notes to Financial Statements.
67

AUGUST 31, 2024

Avantis U.S. Small Cap Value Fund
	Shares	Value
COMMON STOCKS — 99.3%
Air Freight and Logistics — 0.6%
Air Transport Services Group, Inc.(1)	116,333	$1,961,375
Hub Group, Inc., Class A	68,879	3,246,267
		5,207,642
Automobile Components — 2.2%
American Axle & Manufacturing Holdings, Inc.(1)	168,659	1,084,477
Dana, Inc.	194,685	2,197,994
Gentherm, Inc.(1)	18,942	957,329
Goodyear Tire & Rubber Co.(1)	331,163	2,920,858
LCI Industries	23,612	2,782,438
Motorcar Parts of America, Inc.(1)	2,351	15,587
Patrick Industries, Inc.	14,436	1,865,420
Phinia, Inc.	69,900	3,352,404
Standard Motor Products, Inc.	19,200	620,352
Stoneridge, Inc.(1)	9,121	130,795
Strattec Security Corp.(1)	45	1,596
Visteon Corp.(1)	27,847	2,818,952
		18,748,202
Automobiles — 1.4%
Harley-Davidson, Inc.	169,553	6,348,064
Thor Industries, Inc.	43,178	4,631,272
Winnebago Industries, Inc.	21,557	1,286,091
		12,265,427
Banks — 16.5%
1st Source Corp.	6,292	386,612
ACNB Corp.	3,083	129,548
Amalgamated Financial Corp.	18,262	602,463
Amerant Bancorp, Inc.	13,742	303,149
Ameris Bancorp	29,505	1,818,393
Ames National Corp.	1,518	28,812
Arrow Financial Corp.	5,585	170,287
Associated Banc-Corp.	95,886	2,193,872
Axos Financial, Inc.(1)	59,725	4,146,707
Banc of California, Inc.	149,614	2,127,511
BancFirst Corp.	4,390	467,096
Bancorp, Inc.(1)	42,339	2,218,564
Bank First Corp.	363	34,137
Bank of Hawaii Corp.	23,989	1,592,150
Bank of Marin Bancorp	1,622	34,695
Bank of NT Butterfield & Son Ltd.	48,120	1,840,590
Bank OZK	106,161	4,602,079
BankFinancial Corp.	377	4,475
BankUnited, Inc.	70,382	2,704,780
Banner Corp.	30,990	1,846,074
Bar Harbor Bankshares	3,421	109,677
BayCom Corp.	1,850	42,605
BCB Bancorp, Inc.	3,352	41,598
Berkshire Hills Bancorp, Inc.	25,993	715,847
Bridgewater Bancshares, Inc.(1)	5,299	76,412
Brookline Bancorp, Inc.	56,110	574,005
Burke & Herbert Financial Services Corp.	1,405	93,067
Business First Bancshares, Inc.	12,975	316,849
68

Avantis U.S. Small Cap Value Fund
	Shares	Value
Byline Bancorp, Inc.	22,089	$612,970
C&F Financial Corp.	431	25,007
Cadence Bank	46,737	1,508,670
Camden National Corp.	4,137	165,397
Capital Bancorp, Inc.	2,756	70,498
Capital City Bank Group, Inc.	4,673	161,312
Carter Bankshares, Inc.(1)	7,658	132,483
Cathay General Bancorp	57,380	2,524,146
CB Financial Services, Inc.	235	6,486
Central Pacific Financial Corp.	21,439	589,787
Chemung Financial Corp.	842	39,305
City Holding Co.	6,514	773,472
Civista Bancshares, Inc.	2,482	42,120
CNB Financial Corp.	8,132	197,689
Coastal Financial Corp.(1)	2,600	139,542
Colony Bankcorp, Inc.	416	6,244
Columbia Banking System, Inc.	204,641	5,152,860
Community Trust Bancorp, Inc.	10,282	519,241
Community West Bancshares	2,641	53,876
ConnectOne Bancorp, Inc.	19,906	497,650
CrossFirst Bankshares, Inc.(1)	33,054	575,140
Customers Bancorp, Inc.(1)	32,990	1,709,542
Dime Community Bancshares, Inc.	23,859	620,573
Eagle Bancorp Montana, Inc.	1,752	26,280
Eagle Bancorp, Inc.	18,335	399,153
Enterprise Bancorp, Inc.	1,329	41,186
Enterprise Financial Services Corp.	31,156	1,648,464
Equity Bancshares, Inc., Class A	2,003	81,702
Esquire Financial Holdings, Inc.	3,296	202,803
Evans Bancorp, Inc.	1,322	46,944
Farmers National Banc Corp.	6,519	101,370
FB Financial Corp.	12,245	590,454
Financial Institutions, Inc.	4,395	114,358
First BanCorp	163,616	3,498,110
First Bancorp, Inc.	227	6,331
First Bancorp/Southern Pines NC	4,274	181,560
First Bancshares, Inc.	12,568	430,580
First Bank	4,600	70,794
First Busey Corp.	38,867	1,051,352
First Business Financial Services, Inc.	1,508	68,418
First Commonwealth Financial Corp.	79,216	1,364,100
First Community Bankshares, Inc.	1,549	68,342
First Community Corp.	85	1,853
First Financial Bancorp	14,980	396,521
First Financial Corp.	5,682	253,985
First Foundation, Inc.	4,487	31,588
First Guaranty Bancshares, Inc.	266	2,742
First Internet Bancorp	3,003	108,979
First Interstate BancSystem, Inc., Class A	13,473	418,337
First Merchants Corp.	48,849	1,905,111
First Mid Bancshares, Inc.	13,832	557,153
First of Long Island Corp.	5,675	72,470
First Savings Financial Group, Inc.	1,383	33,192
First United Corp.	279	8,052
69

Avantis U.S. Small Cap Value Fund
	Shares	Value
First Western Financial, Inc.(1)	900	$17,316
Five Star Bancorp	5,464	159,276
Flushing Financial Corp.	12,918	188,603
FNB Corp.	256,580	3,843,568
Franklin Financial Services Corp.	146	4,635
FS Bancorp, Inc.	2,126	93,183
Fulton Financial Corp.	137,796	2,666,353
FVCBankcorp, Inc.(1)	737	9,087
German American Bancorp, Inc.	2,344	94,018
Great Southern Bancorp, Inc.	5,518	328,652
Greene County Bancorp, Inc.	120	4,091
Hancock Whitney Corp.	66,394	3,567,350
Hanmi Financial Corp.	22,950	454,639
HarborOne Bancorp, Inc.	11,000	145,200
Hawthorn Bancshares, Inc.(2)	617	14,654
HBT Financial, Inc.	2,201	49,346
Heartland Financial USA, Inc.	23,385	1,303,948
Heritage Commerce Corp.	29,509	300,402
Heritage Financial Corp.	18,066	412,627
Hilltop Holdings, Inc.	23,313	765,832
Hingham Institution For Savings	254	65,270
Home Bancorp, Inc.	1,338	59,755
HomeStreet, Inc.	8,098	129,568
HomeTrust Bancshares, Inc.	7,932	289,201
Hope Bancorp, Inc.	86,955	1,112,154
Horizon Bancorp, Inc.	19,060	305,341
Independent Bank Corp.	12,287	777,890
Independent Bank Corp. (Michigan)	17,555	594,763
Independent Bank Group, Inc.	5,017	292,090
International Bancshares Corp.	51,965	3,283,149
Investar Holding Corp.	2,251	41,914
Kearny Financial Corp.	17,555	119,550
Lakeland Financial Corp.	3,035	206,835
Landmark Bancorp, Inc.	214	4,323
LCNB Corp.	1,807	28,912
Live Oak Bancshares, Inc.	9,357	402,257
Mercantile Bank Corp.	11,780	541,644
Meridian Corp.	3,066	35,719
Metrocity Bankshares, Inc.	8,216	251,820
Metropolitan Bank Holding Corp.(1)	7,044	364,245
Mid Penn Bancorp, Inc.	3,674	110,992
Midland States Bancorp, Inc.	13,089	298,037
MidWestOne Financial Group, Inc.	3,723	108,786
MVB Financial Corp.	2,840	59,640
National Bank Holdings Corp., Class A	14,035	614,873
NBT Bancorp, Inc.	20,635	1,010,290
Northeast Bank	4,088	290,289
Northfield Bancorp, Inc.	13,146	159,330
Northrim BanCorp, Inc.	2,032	140,147
Northwest Bancshares, Inc.	83,012	1,149,716
Oak Valley Bancorp	1,226	32,697
OceanFirst Financial Corp.	34,972	624,950
OFG Bancorp	48,648	2,237,322
Old National Bancorp	219,613	4,359,318
70

Avantis U.S. Small Cap Value Fund
	Shares	Value
Old Second Bancorp, Inc.	30,895	$526,142
OP Bancorp	1,343	17,298
Orange County Bancorp, Inc.	106	6,090
Origin Bancorp, Inc.	19,048	637,537
Orrstown Financial Services, Inc.	6,952	248,882
Pacific Premier Bancorp, Inc.	11,431	293,777
Park National Corp.	2,352	413,458
Parke Bancorp, Inc.	2,104	43,132
Pathward Financial, Inc.	27,050	1,861,581
PCB Bancorp	1,436	27,657
Peapack-Gladstone Financial Corp.	6,114	174,616
Peoples Bancorp of North Carolina, Inc.	588	17,117
Peoples Bancorp, Inc.	26,404	844,928
Plumas Bancorp	642	26,187
Popular, Inc.	35,223	3,610,357
Preferred Bank	10,816	896,106
Premier Financial Corp.	25,370	635,772
Primis Financial Corp.	5,304	64,444
Provident Financial Services, Inc.	60,946	1,162,240
QCR Holdings, Inc.	12,841	990,426
RBB Bancorp	6,907	158,585
Red River Bancshares, Inc.	185	9,825
Republic Bancorp, Inc., Class A	3,666	234,257
Riverview Bancorp, Inc.	2,994	13,832
S&T Bancorp, Inc.	28,399	1,220,305
Sandy Spring Bancorp, Inc.	35,292	1,104,640
SB Financial Group, Inc.	134	2,179
ServisFirst Bancshares, Inc.	10,756	871,881
Shore Bancshares, Inc.	5,483	77,859
Sierra Bancorp	3,475	104,702
Simmons First National Corp., Class A	24,690	528,860
SmartFinancial, Inc.	2,848	83,247
South Plains Financial, Inc.	4,672	163,100
Southern First Bancshares, Inc.(1)	1,448	47,031
Southern Missouri Bancorp, Inc.	4,786	276,774
Southside Bancshares, Inc.	10,296	352,432
Stellar Bancorp, Inc.	11,827	322,522
Stock Yards Bancorp, Inc.	21,643	1,311,566
Synovus Financial Corp.	84,679	3,905,395
Territorial Bancorp, Inc.	886	8,621
Texas Capital Bancshares, Inc.(1)	30,279	2,035,354
Timberland Bancorp, Inc.	1,932	60,336
Towne Bank	37,568	1,301,731
TriCo Bancshares	18,693	849,784
TrustCo Bank Corp.	12,410	432,364
Trustmark Corp.	46,353	1,544,018
UMB Financial Corp.	38,395	3,977,338
Union Bankshares, Inc.	156	4,056
United Community Banks, Inc.	276	8,410
United Security Bancshares	700	5,810
Unity Bancorp, Inc.	1,160	39,359
Univest Financial Corp.	16,933	481,913
Valley National Bancorp	221,439	1,922,091
Veritex Holdings, Inc.	32,715	824,091
71

Avantis U.S. Small Cap Value Fund
	Shares	Value
WaFd, Inc.	66,766	$2,448,309
Washington Trust Bancorp, Inc.	6,990	229,272
West BanCorp, Inc.	3,824	76,289
Westamerica BanCorp	21,929	1,135,703
Western Alliance Bancorp	15,121	1,235,083
Wintrust Financial Corp.	26,648	2,899,302
WSFS Financial Corp.	36,741	2,011,202
Zions Bancorp NA	28,824	1,428,517
		141,899,607
Beverages — 0.2%
Coca-Cola Consolidated, Inc.	1,055	1,416,232
Biotechnology — 0.8%
Alkermes PLC(1)	129,204	3,675,854
Catalyst Pharmaceuticals, Inc.(1)	4,779	96,775
Emergent BioSolutions, Inc.(1)	119,842	995,887
Entrada Therapeutics, Inc.(1)	3,837	67,915
Protagonist Therapeutics, Inc.(1)	41,002	1,758,576
Puma Biotechnology, Inc.(1)	50,946	127,365
Tyra Biosciences, Inc.(1)(2)	7,694	175,115
Voyager Therapeutics, Inc.(1)	3,340	21,910
XBiotech, Inc.(1)(2)	1,951	12,486
		6,931,883
Broadline Retail — 1.6%
Dillard's, Inc., Class A	2,962	1,004,029
Kohl's Corp.	181,918	3,527,390
Macy's, Inc.	372,256	5,796,026
Nordstrom, Inc.	139,096	3,107,405
		13,434,850
Building Products — 0.8%
Apogee Enterprises, Inc.	29,358	1,960,527
Insteel Industries, Inc.	24,100	829,040
JELD-WEN Holding, Inc.(1)	104,126	1,482,754
Quanex Building Products Corp.	47,295	1,306,761
Tecnoglass, Inc.	4,799	297,394
UFP Industries, Inc.	10,675	1,298,828
		7,175,304
Capital Markets — 0.6%
Diamond Hill Investment Group, Inc.	855	135,116
Evercore, Inc., Class A	822	201,998
Janus Henderson Group PLC	10,983	413,070
Oppenheimer Holdings, Inc., Class A	5,004	263,711
Patria Investments Ltd., Class A	8,863	102,102
Piper Sandler Cos.	96	26,179
Stifel Financial Corp.	16,908	1,490,271
StoneX Group, Inc.(1)	27,015	2,238,463
Virtus Investment Partners, Inc.	3,391	717,739
		5,588,649
Chemicals — 2.0%
AdvanSix, Inc.	21,597	638,407
Ashland, Inc.	9,979	893,120
Cabot Corp.	69,166	7,270,038
Core Molding Technologies, Inc.(1)	5,625	100,406
Hawkins, Inc.	17,124	2,169,097
Intrepid Potash, Inc.(1)	7,584	187,173
72

Avantis U.S. Small Cap Value Fund
	Shares	Value
Kronos Worldwide, Inc.	4,718	$54,540
LSB Industries, Inc.(1)	56,774	450,218
Mativ Holdings, Inc.	71,012	1,346,388
NewMarket Corp.	458	262,787
Orion SA	63,344	1,181,366
Rayonier Advanced Materials, Inc.(1)	81,798	652,748
Stepan Co.	23,181	1,799,541
Valhi, Inc.	1,270	37,097
		17,042,926
Commercial Services and Supplies — 0.7%
ACCO Brands Corp.	94,725	519,094
Acme United Corp.	1,973	86,990
Aris Water Solutions, Inc., Class A	39,439	663,364
Civeo Corp.	17,829	507,235
Ennis, Inc.	28,774	687,986
Interface, Inc.	86,733	1,637,519
Steelcase, Inc., Class A	122,377	1,730,411
Virco Mfg. Corp.	25,345	393,608
		6,226,207
Communications Equipment — 0.2%
NETGEAR, Inc.(1)	40,451	656,520
Viasat, Inc.(1)	83,539	1,311,562
		1,968,082
Construction and Engineering — 2.1%
Ameresco, Inc., Class A(1)	53,366	1,624,995
Argan, Inc.	22,411	1,777,416
Granite Construction, Inc.	31,525	2,369,419
Great Lakes Dredge & Dock Corp.(1)	92,164	917,032
IES Holdings, Inc.(1)	900	167,877
Limbach Holdings, Inc.(1)	9,069	586,129
MDU Resources Group, Inc.	301,598	7,748,053
MYR Group, Inc.(1)	3,905	393,624
Northwest Pipe Co.(1)	3,623	159,339
Orion Group Holdings, Inc.(1)	42,175	318,843
Tutor Perini Corp.(1)	73,739	1,767,524
		17,830,251
Construction Materials — 0.1%
Knife River Corp.(1)	7,917	624,414
U.S. Lime & Minerals, Inc.	345	28,197
		652,611
Consumer Finance — 2.0%
Atlanticus Holdings Corp.(1)	2,510	88,728
Bread Financial Holdings, Inc.	58,327	3,392,882
Consumer Portfolio Services, Inc.(1)	6,386	52,685
EZCORP, Inc., Class A(1)	45,879	560,641
Green Dot Corp., Class A(1)	40,744	455,110
LendingClub Corp.(1)	90,258	1,096,635
Medallion Financial Corp.	1,917	15,489
Navient Corp.	64,213	1,087,126
Nelnet, Inc., Class A	4,308	497,919
OneMain Holdings, Inc.	53,143	2,625,796
PROG Holdings, Inc.	35,361	1,653,480
Regional Management Corp.	2,927	98,142
73

Avantis U.S. Small Cap Value Fund
	Shares	Value
SLM Corp.	245,998	$5,426,716
World Acceptance Corp.(1)	2,120	249,842
		17,301,191
Consumer Staples Distribution & Retail — 2.0%
Andersons, Inc.	53,783	2,741,319
HF Foods Group, Inc.(1)	1,687	5,989
Ingles Markets, Inc., Class A	20,739	1,534,686
Natural Grocers by Vitamin Cottage, Inc.	21,172	563,599
PriceSmart, Inc.	31,738	2,843,090
SpartanNash Co.	49,220	1,087,270
Sprouts Farmers Market, Inc.(1)	53,383	5,554,501
United Natural Foods, Inc.(1)	85,851	1,298,926
Village Super Market, Inc., Class A	11,795	379,209
Weis Markets, Inc.	22,199	1,500,208
		17,508,797
Distributors — 0.0%
Weyco Group, Inc.	419	13,986
Diversified Consumer Services — 0.4%
American Public Education, Inc.(1)	27,063	452,493
Graham Holdings Co., Class B	296	235,376
Grand Canyon Education, Inc.(1)	30	4,350
Laureate Education, Inc., Class A	132	2,036
Perdoceo Education Corp.	81,235	1,822,913
Universal Technical Institute, Inc.(1)	30,008	523,640
		3,040,808
Diversified Telecommunication Services — 0.6%
ATN International, Inc.	7,802	208,782
Frontier Communications Parent, Inc.(1)	78,993	2,274,998
Iridium Communications, Inc.	85,121	2,196,122
Shenandoah Telecommunications Co.	5,075	76,734
		4,756,636
Electrical Equipment — 1.1%
Atkore, Inc.	44,587	4,161,305
EnerSys	23,625	2,393,921
LSI Industries, Inc.	10,377	165,098
Powell Industries, Inc.	15,237	2,551,283
Preformed Line Products Co.	438	52,530
		9,324,137
Electronic Equipment, Instruments and Components — 3.6%
Avnet, Inc.	111,387	6,146,335
Bel Fuse, Inc., Class A	1,652	142,336
Bel Fuse, Inc., Class B	17,062	1,157,315
Benchmark Electronics, Inc.	59,417	2,525,817
Daktronics, Inc.(1)	71,128	1,027,800
ePlus, Inc.(1)	36,572	3,509,449
Kimball Electronics, Inc.(1)	34,959	644,993
Methode Electronics, Inc.	19,501	203,200
PC Connection, Inc.	14,042	1,026,189
Plexus Corp.(1)	18,490	2,368,754
Sanmina Corp.(1)	52,260	3,625,799
ScanSource, Inc.(1)	34,054	1,734,711
TTM Technologies, Inc.(1)	153,295	2,981,588
Vishay Intertechnology, Inc.	158,422	3,192,203
Vishay Precision Group, Inc.(1)	14,160	390,958
		30,677,447
74

Avantis U.S. Small Cap Value Fund
	Shares	Value
Energy Equipment and Services — 4.2%
Archrock, Inc.	230,729	$4,667,648
Bristow Group, Inc.(1)	25,380	1,010,378
Diamond Offshore Drilling, Inc.(1)	22,505	322,722
Expro Group Holdings NV(1)	39,037	775,275
Geospace Technologies Corp.(1)	6,026	62,188
Helix Energy Solutions Group, Inc.(1)	215,420	2,417,012
Helmerich & Payne, Inc.	123,709	4,036,625
KLX Energy Services Holdings, Inc.(1)(2)	3,329	24,501
Kodiak Gas Services, Inc.	39,956	1,108,779
Liberty Energy, Inc., Class A	232,846	4,794,299
Nabors Industries Ltd.(1)	10,812	814,901
Natural Gas Services Group, Inc.(1)	3,413	74,847
Newpark Resources, Inc.(1)	103,905	855,138
Noble Corp. PLC	11,281	430,370
Oceaneering International, Inc.(1)	124,037	3,347,759
Oil States International, Inc.(1)	25,087	132,710
Patterson-UTI Energy, Inc.	499,758	4,602,771
ProFrac Holding Corp., Class A(1)(2)	34,444	235,941
ProPetro Holding Corp.(1)	126,765	1,006,514
Ranger Energy Services, Inc.	15,386	191,556
RPC, Inc.	122,055	783,593
Select Water Solutions, Inc., Class A	147,336	1,698,784
Solaris Oilfield Infrastructure, Inc., Class A	34,149	433,009
TechnipFMC PLC	16,534	443,773
TETRA Technologies, Inc.(1)	79,500	252,810
Transocean Ltd.(1)	355,414	1,684,662
Weatherford International PLC	468	49,112
		36,257,677
Entertainment — 0.0%
Marcus Corp.	21,890	309,743
Playstudios, Inc.(1)	886	1,347
		311,090
Financial Services — 4.5%
Acacia Research Corp.(1)	6,117	29,423
Alerus Financial Corp.	1,683	37,783
Cass Information Systems, Inc.	2,275	98,826
Enact Holdings, Inc.	25,086	891,807
Essent Group Ltd.	51,548	3,314,021
Federal Agricultural Mortgage Corp., Class C	9,182	1,813,170
International Money Express, Inc.(1)	4,055	73,598
Jackson Financial, Inc., Class A	96,742	8,703,878
Merchants Bancorp	22,153	1,015,715
MGIC Investment Corp.	164,333	4,178,988
Mr. Cooper Group, Inc.(1)	11,954	1,121,405
NMI Holdings, Inc., Class A(1)	79,229	3,253,935
Payoneer Global, Inc.(1)	280,473	2,083,914
PennyMac Financial Services, Inc.	15,883	1,715,364
Radian Group, Inc.	150,653	5,446,106
StoneCo Ltd., A Shares(1)	195,946	2,598,244
Walker & Dunlop, Inc.	24,635	2,637,423
Waterstone Financial, Inc.	5,837	88,431
		39,102,031
75

Avantis U.S. Small Cap Value Fund
	Shares	Value
Food Products — 1.2%
B&G Foods, Inc.	104,671	$886,563
Calavo Growers, Inc.	20,491	471,703
Cal-Maine Foods, Inc.	49,798	3,587,448
Dole PLC	116,381	1,874,898
Fresh Del Monte Produce, Inc.	30,434	889,890
John B Sanfilippo & Son, Inc.	6,063	575,197
Lifeway Foods, Inc.(1)	2,129	40,834
Pilgrim's Pride Corp.(1)	5	233
Seaboard Corp.	220	684,282
WK Kellogg Co.	80,549	1,383,026
		10,394,074
Ground Transportation — 2.0%
ArcBest Corp.	28,324	3,010,841
Covenant Logistics Group, Inc.	10,496	552,824
Heartland Express, Inc.	57,194	708,062
Hertz Global Holdings, Inc.(1)(2)	63,214	192,171
Marten Transport Ltd.	76,616	1,336,949
PAM Transportation Services, Inc.(1)	3,478	63,091
Ryder System, Inc.	43,886	6,374,003
Schneider National, Inc., Class B	50,122	1,358,807
Universal Logistics Holdings, Inc.	9,525	402,622
Werner Enterprises, Inc.	85,691	3,167,139
		17,166,509
Health Care Equipment and Supplies — 0.6%
Bioventus, Inc., Class A(1)	57,062	573,473
FONAR Corp.(1)	475	8,260
Kewaunee Scientific Corp.(1)	2,344	125,873
Lantheus Holdings, Inc.(1)	15,984	1,701,816
OraSure Technologies, Inc.(1)	78,307	350,815
QuidelOrtho Corp.(1)	31,454	1,328,932
Utah Medical Products, Inc.	197	13,394
Zimvie, Inc.(1)	38,755	672,012
		4,774,575
Health Care Providers and Services — 0.7%
Brookdale Senior Living, Inc.(1)	213,194	1,515,809
Cross Country Healthcare, Inc.(1)	33,946	506,474
Patterson Cos., Inc.	64,050	1,440,485
Premier, Inc., Class A	135,816	2,766,572
		6,229,340
Hotels, Restaurants and Leisure — 0.9%
BJ's Restaurants, Inc.(1)	29,464	902,482
Cheesecake Factory, Inc.	63,514	2,496,735
Chuy's Holdings, Inc.(1)	11,263	418,984
Cracker Barrel Old Country Store, Inc.(2)	24,589	973,233
Full House Resorts, Inc.(1)	1,518	7,757
Monarch Casino & Resort, Inc.	17,522	1,330,270
ONE Group Hospitality, Inc.(1)	10,666	41,064
Playa Hotels & Resorts NV(1)	119,990	945,521
RCI Hospitality Holdings, Inc.	4,212	192,025
Super Group SGHC Ltd.	105,412	363,672
Target Hospitality Corp.(1)	32,691	316,776
		7,988,519
76

Avantis U.S. Small Cap Value Fund
	Shares	Value
Household Durables — 4.1%
Bassett Furniture Industries, Inc.	2,036	$28,830
Cavco Industries, Inc.(1)	4,117	1,701,638
Century Communities, Inc.	2,486	248,774
Champion Homes, Inc.(1)	17,814	1,664,006
Cricut, Inc., Class A	57,074	329,888
Ethan Allen Interiors, Inc.	28,970	911,976
Flexsteel Industries, Inc.	1,093	45,228
Green Brick Partners, Inc.(1)	16,052	1,264,577
Hamilton Beach Brands Holding Co., Class A	3,313	97,038
Hooker Furnishings Corp.	5,914	93,678
Hovnanian Enterprises, Inc., Class A(1)	6,698	1,448,308
KB Home	84,099	7,039,927
Landsea Homes Corp.(1)	5,484	65,314
La-Z-Boy, Inc.	52,499	2,129,884
Legacy Housing Corp.(1)	580	15,637
Lifetime Brands, Inc.	1,029	7,357
Lovesac Co.(1)	19,036	442,397
M/I Homes, Inc.(1)	35,011	5,579,703
Meritage Homes Corp.	18,209	3,606,657
Taylor Morrison Home Corp.(1)	70,956	4,777,467
Tri Pointe Homes, Inc.(1)	90,232	4,009,910
Universal Electronics, Inc.(1)	3,515	32,760
		35,540,954
Household Products — 0.3%
Central Garden & Pet Co.(1)	9,583	378,241
Central Garden & Pet Co., Class A(1)	58,544	2,002,205
Oil-Dri Corp. of America	5,496	374,772
		2,755,218
Independent Power and Renewable Electricity Producers — 0.0%
Montauk Renewables, Inc.(1)	38,165	178,994
Insurance — 3.6%
Ambac Financial Group, Inc.(1)	40,591	474,915
American Coastal Insurance Corp., Class C(1)	13,401	150,493
Assured Guaranty Ltd.	45,642	3,655,011
Axis Capital Holdings Ltd.	49,411	3,946,951
Brighthouse Financial, Inc.(1)	63,637	2,920,938
CNO Financial Group, Inc.	111,444	3,891,624
Donegal Group, Inc., Class A	966	14,703
Employers Holdings, Inc.	23,834	1,142,840
Enstar Group Ltd.(1)	8,673	2,827,398
F&G Annuities & Life, Inc.	6,614	302,194
Fidelis Insurance Holdings Ltd.	89,599	1,659,373
Genworth Financial, Inc., Class A(1)	284,827	1,988,092
Greenlight Capital Re Ltd., A Shares(1)	8,289	115,797
HCI Group, Inc.	8,590	823,180
Heritage Insurance Holdings, Inc.(1)	25,847	416,912
Investors Title Co.	95	21,403
James River Group Holdings Ltd.	23,949	177,223
Mercury General Corp.	7,859	520,502
NI Holdings, Inc.(1)	1,243	19,316
Palomar Holdings, Inc.(1)	11,838	1,174,566
Primerica, Inc.	3,477	915,251
77

Avantis U.S. Small Cap Value Fund
	Shares	Value
ProAssurance Corp.(1)	11,387	$152,586
Safety Insurance Group, Inc.	2,470	218,718
Selective Insurance Group, Inc.	8,704	791,890
SiriusPoint Ltd.(1)	112,224	1,682,238
Skyward Specialty Insurance Group, Inc.(1)	1,362	55,665
Universal Insurance Holdings, Inc.	28,561	610,920
White Mountains Insurance Group Ltd.	388	715,565
		31,386,264
Interactive Media and Services — 0.2%
Cargurus, Inc.(1)	157	4,550
Cars.com, Inc.(1)	80,555	1,437,101
		1,441,651
IT Services — 0.6%
CSP, Inc.(2)	1,500	20,850
DXC Technology Co.(1)	224,553	4,641,510
Kyndryl Holdings, Inc.(1)	14,065	333,200
		4,995,560
Leisure Products — 1.1%
Clarus Corp.	19,154	82,554
Escalade, Inc.	413	5,774
Funko, Inc., Class A(1)	34,972	366,157
JAKKS Pacific, Inc.(1)	4,023	99,126
Latham Group, Inc.(1)	12,459	77,869
Malibu Boats, Inc., Class A(1)	17,250	627,382
MasterCraft Boat Holdings, Inc.(1)	20,643	382,515
Polaris, Inc.	41,620	3,523,133
Smith & Wesson Brands, Inc.	58,611	863,926
Vista Outdoor, Inc.(1)	81,525	3,264,261
		9,292,697
Life Sciences Tools and Services — 0.0%
OmniAb, Inc.(1)	2,677	855
OmniAb, Inc.(1)	2,677	588
		1,443
Machinery — 2.8%
Commercial Vehicle Group, Inc.(1)	23,028	83,592
Graham Corp.(1)	3,242	103,225
Greenbrier Cos., Inc.	44,352	2,148,854
Hyster-Yale, Inc.	14,543	915,627
Kennametal, Inc.	106,156	2,746,256
Luxfer Holdings PLC	41,690	467,762
Manitowoc Co., Inc.(1)	9,644	97,308
Mayville Engineering Co., Inc.(1)	9,251	178,637
Mueller Industries, Inc.	84,646	6,154,611
Mueller Water Products, Inc., Class A	23,906	513,262
NN, Inc.(1)(2)	23,553	92,799
Park-Ohio Holdings Corp.	10,456	316,189
Taylor Devices, Inc.(1)	2,666	152,548
Tennant Co.	7,108	694,238
Terex Corp.	83,339	4,731,155
Titan International, Inc.(1)	57,316	477,442
Trinity Industries, Inc.	103,656	3,421,685
Twin Disc, Inc.	3,300	43,428
Wabash National Corp.	50,019	973,370
		24,311,988
78

Avantis U.S. Small Cap Value Fund
	Shares	Value
Marine Transportation — 1.1%
Costamare, Inc.	56,751	$805,297
Genco Shipping & Trading Ltd.	60,067	1,056,579
Matson, Inc.	47,490	6,567,867
Pangaea Logistics Solutions Ltd.	24,234	163,579
Safe Bulkers, Inc.	83,690	427,656
Star Bulk Carriers Corp.	21,479	459,006
		9,479,984
Media — 0.7%
AMC Networks, Inc., Class A(1)	38,285	377,107
Cable One, Inc.	3,965	1,398,535
Cumulus Media, Inc., Class A(1)	5,027	8,345
EchoStar Corp., Class A(1)	208,215	3,860,306
PubMatic, Inc., Class A(1)	50	780
Scholastic Corp.	24,323	775,417
WideOpenWest, Inc.(1)	6,077	33,545
		6,454,035
Metals and Mining — 3.0%
Alpha Metallurgical Resources, Inc.	14,113	3,375,124
Arch Resources, Inc.	22,754	3,104,328
Ascent Industries Co.(1)	314	3,237
Caledonia Mining Corp. PLC	603	7,827
Century Aluminum Co.(1)	73,925	1,061,563
Coeur Mining, Inc.(1)	502,278	3,083,987
Commercial Metals Co.	80,029	4,288,754
Kaiser Aluminum Corp.	25,177	1,876,945
Metallus, Inc.(1)	55,075	895,520
Metals Acquisition Ltd., Class A(1)	32,665	366,828
Olympic Steel, Inc.	12,024	482,162
Radius Recycling, Inc., Class A	17,163	259,848
Ramaco Resources, Inc., Class A	35,311	430,441
Ramaco Resources, Inc., Class B	4,011	45,445
Ryerson Holding Corp.	33,311	666,886
SunCoke Energy, Inc.	121,158	1,085,576
Tredegar Corp.(1)	11,547	70,783
Universal Stainless & Alloy Products, Inc.(1)	9,749	410,628
Warrior Met Coal, Inc.	72,155	4,423,823
		25,939,705
Oil, Gas and Consumable Fuels — 11.8%
Amplify Energy Corp.(1)	45,937	327,531
Antero Midstream Corp.	138,405	2,058,082
Ardmore Shipping Corp.	67,977	1,283,406
Berry Corp.	83,635	517,701
California Resources Corp.	104,939	5,506,149
Civitas Resources, Inc.	23,874	1,464,192
CNX Resources Corp.(1)	192,835	5,335,744
Comstock Resources, Inc.(2)	157,010	1,669,016
CONSOL Energy, Inc.	34,896	3,569,163
Crescent Energy Co., Class A	214,535	2,559,403
CVR Energy, Inc.	30,900	785,478
DHT Holdings, Inc.	178,078	1,928,585
Dorian LPG Ltd.	61,503	2,398,002
79

Avantis U.S. Small Cap Value Fund
	Shares	Value
DT Midstream, Inc.	8,174	$642,395
EnLink Midstream LLC(1)	120,991	1,737,431
Epsilon Energy Ltd.	4,859	26,384
FutureFuel Corp.	13,838	86,349
Golar LNG Ltd.	36,189	1,204,732
Gran Tierra Energy, Inc.(1)(2)	58,223	429,104
Granite Ridge Resources, Inc.	81,138	515,226
Green Plains, Inc.(1)	31,541	446,936
Gulfport Energy Corp.(1)	11,656	1,690,819
Hallador Energy Co.(1)	16,621	111,527
HighPeak Energy, Inc.(2)	33,779	543,166
International Seaways, Inc.	72,368	3,750,833
Kimbell Royalty Partners LP	81,423	1,301,140
Kosmos Energy Ltd.(1)	655,787	3,193,683
Magnolia Oil & Gas Corp., Class A	271,093	6,942,692
Matador Resources Co.	47,256	2,680,360
Murphy Oil Corp.	67,305	2,509,130
NACCO Industries, Inc., Class A	2,354	65,630
Nordic American Tankers Ltd.	276,421	1,028,286
Northern Oil & Gas, Inc.	144,108	5,732,616
Par Pacific Holdings, Inc.(1)	65,719	1,474,734
PBF Energy, Inc., Class A	91,850	3,128,411
Peabody Energy Corp.	170,508	3,991,592
Range Resources Corp.	7,443	222,397
REX American Resources Corp.(1)	19,685	892,715
Riley Exploration Permian, Inc.	12,268	349,638
Ring Energy, Inc.(1)(2)	122,909	227,382
SandRidge Energy, Inc.	37,360	496,141
Scorpio Tankers, Inc.	71,855	5,140,507
SFL Corp. Ltd.	164,989	1,956,770
SM Energy Co.	185,623	8,469,978
Talos Energy, Inc.(1)	197,702	2,267,642
Teekay Corp.(1)	94,526	785,511
Teekay Tankers Ltd., Class A	39,331	2,237,147
VAALCO Energy, Inc.	184,385	1,200,346
Vital Energy, Inc.(1)	47,847	1,717,229
Vitesse Energy, Inc.	31,263	808,461
World Kinect Corp.	62,737	1,806,198
		101,213,690
Paper and Forest Products — 0.6%
Clearwater Paper Corp.(1)	29,886	994,307
Louisiana-Pacific Corp.	1,226	118,983
Mercer International, Inc.	19,331	115,986
Sylvamo Corp.	48,631	3,846,226
		5,075,502
Passenger Airlines — 1.8%
Alaska Air Group, Inc.(1)	182,313	6,583,322
Allegiant Travel Co.	21,396	900,344
JetBlue Airways Corp.(1)	423,776	2,152,782
SkyWest, Inc.(1)	68,058	5,277,217
Sun Country Airlines Holdings, Inc.(1)	71,400	783,972
		15,697,637
80

Avantis U.S. Small Cap Value Fund
	Shares	Value
Personal Care Products — 0.1%
Medifast, Inc.	8,509	$155,714
Nature's Sunshine Products, Inc.(1)	9,251	127,664
Nu Skin Enterprises, Inc., Class A	41,689	372,283
Olaplex Holdings, Inc.(1)	18,464	38,590
USANA Health Sciences, Inc.(1)	9,646	393,750
		1,088,001
Pharmaceuticals — 0.8%
Harmony Biosciences Holdings, Inc.(1)	45,992	1,654,792
Innoviva, Inc.(1)	74,643	1,446,582
Phibro Animal Health Corp., Class A	31,525	662,025
SIGA Technologies, Inc.	73,359	662,432
Supernus Pharmaceuticals, Inc.(1)	72,427	2,546,533
		6,972,364
Professional Services — 0.4%
Alight, Inc., Class A(1)	105,752	788,910
Barrett Business Services, Inc.	5,406	197,373
Clarivate PLC(1)	158,496	1,087,282
Kelly Services, Inc., Class A	40,881	862,998
Korn Ferry	8,723	637,215
TrueBlue, Inc.(1)	14,314	114,083
		3,687,861
Real Estate Management and Development — 0.6%
Forestar Group, Inc.(1)	25,474	788,166
Howard Hughes Holdings, Inc.(1)	32,332	2,432,013
Opendoor Technologies, Inc.(1)	822,194	1,767,717
		4,987,896
Semiconductors and Semiconductor Equipment — 0.8%
Alpha & Omega Semiconductor Ltd.(1)	7,892	329,965
Amkor Technology, Inc.	65,326	2,149,225
Photronics, Inc.(1)	85,018	2,198,565
SMART Global Holdings, Inc.(1)	77,206	1,599,708
Ultra Clean Holdings, Inc.(1)	10,678	402,561
		6,680,024
Software — 0.9%
InterDigital, Inc.	31,684	4,390,135
Marathon Digital Holdings, Inc.(1)(2)	177,986	2,972,366
		7,362,501
Specialty Retail — 4.4%
1-800-Flowers.com, Inc., Class A(1)	32,904	264,219
Aaron's Co., Inc.	23,207	234,159
Abercrombie & Fitch Co., Class A(1)	46,215	6,819,948
Academy Sports & Outdoors, Inc.	46,305	2,569,001
Advance Auto Parts, Inc.	76,840	3,481,620
American Eagle Outfitters, Inc.	237,237	4,882,337
Arhaus, Inc.	49,115	604,606
Buckle, Inc.	39,077	1,637,326
Build-A-Bear Workshop, Inc.	16,214	541,223
Caleres, Inc.	47,972	2,021,060
Designer Brands, Inc., Class A	41,874	278,043
Destination XL Group, Inc.(1)	25,881	71,173
Duluth Holdings, Inc., Class B(1)	5,416	21,989
81

Avantis U.S. Small Cap Value Fund
	Shares	Value
Gap, Inc.	146,287	$3,281,217
Genesco, Inc.(1)	10,987	331,698
Guess?, Inc.(2)	42,516	880,932
Haverty Furniture Cos., Inc.	11,215	307,291
Lands' End, Inc.(1)	15,354	237,833
ODP Corp.(1)	39,210	1,209,629
Shoe Carnival, Inc.	26,998	1,091,799
Signet Jewelers Ltd.	44,448	3,738,077
Sportsman's Warehouse Holdings, Inc.(1)	8,155	17,126
Tile Shop Holdings, Inc.(1)	13,719	86,430
Urban Outfitters, Inc.(1)	93,253	3,386,949
		37,995,685
Technology Hardware, Storage and Peripherals — 0.1%
Eastman Kodak Co.(1)	40,018	211,295
Immersion Corp.	34,292	322,345
		533,640
Textiles, Apparel and Luxury Goods — 1.4%
Carter's, Inc.	40,463	2,666,512
Columbia Sportswear Co.	37,990	3,066,933
Figs, Inc., Class A(1)	104,942	647,492
G-III Apparel Group Ltd.(1)	58,494	1,548,336
Lakeland Industries, Inc.	1,832	44,151
Movado Group, Inc.	18,561	442,865
Oxford Industries, Inc.	20,661	1,797,094
Rocky Brands, Inc.	8,769	282,712
Steven Madden Ltd.	3,888	175,349
Superior Group of Cos., Inc.	14,433	208,990
Under Armour, Inc., Class A(1)	95,036	730,827
Under Armour, Inc., Class C(1)	22,363	166,828
Unifi, Inc.(1)	4,426	30,230
Vera Bradley, Inc.(1)	9,946	57,985
		11,866,304
Trading Companies and Distributors — 4.0%
Air Lease Corp.	160,426	7,422,911
Alta Equipment Group, Inc.	10,806	72,832
BlueLinx Holdings, Inc.(1)	12,717	1,279,839
Boise Cascade Co.	48,912	6,633,445
DNOW, Inc.(1)	167,367	2,179,118
GATX Corp.	50,556	7,133,452
Global Industrial Co.	32	1,072
H&E Equipment Services, Inc.	44,832	2,158,661
Herc Holdings, Inc.	34,211	5,007,464
Hudson Technologies, Inc.(1)	37,618	309,220
Karat Packaging, Inc.	3,804	96,393
McGrath RentCorp	989	106,960
MRC Global, Inc.(1)	115,422	1,518,954
Rush Enterprises, Inc., Class B	4,172	196,251
Willis Lease Finance Corp.	3,541	383,101
		34,499,673
Wireless Telecommunication Services — 0.5%
Telephone & Data Systems, Inc.	147,505	3,484,068
U.S. Cellular Corp.(1)	21,033	1,169,856
		4,653,924
TOTAL COMMON STOCKS (Cost $703,085,429)		855,327,885
82

Avantis U.S. Small Cap Value Fund
	Shares	Value
SHORT-TERM INVESTMENTS — 1.6%
Money Market Funds — 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	6,616,345	$6,616,345
State Street Navigator Securities Lending Government Money Market Portfolio(3)	7,091,595	7,091,595
TOTAL SHORT-TERM INVESTMENTS (Cost $13,707,940)		13,707,940
TOTAL INVESTMENT SECURITIES — 100.9% (Cost $716,793,369)		869,035,825
OTHER ASSETS AND LIABILITIES — (0.9)%		(7,815,954)
TOTAL NET ASSETS — 100.0%		$861,219,871

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Russell 2000 E-Mini Index	11	September 2024	$1,222,705	$88,395
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $7,532,285. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $7,786,804, which includes securities collateral of $695,209.

See Notes to Financial Statements.
83

Statements of Assets and Liabilities

AUGUST 31, 2024
	Avantis U.S. Equity Fund	Avantis U.S. Large Cap Value Fund
Assets
Investment securities, at value (cost of $569,602,248 and $254,888,953, respectively) — including $1,711,420 and $—, respectively, of securities on loan	$744,999,928	$299,103,024
Investment made with cash collateral received for securities on loan, at value (cost of $558,337 and $—, respectively)	558,337	—
Total investment securities, at value (cost of $570,160,585 and $254,888,953, respectively)	745,558,265	299,103,024
Cash	171	—
Deposits with broker for futures contracts	—	27,600
Receivable for investments sold	7,615	—
Receivable for capital shares sold	98,731	222,182
Receivable for variation margin on futures contracts	—	5,100
Dividends and interest receivable	987,680	553,700
Securities lending receivable	4,093	361
	746,656,555	299,911,967

Liabilities
Payable for collateral received for securities on loan	558,337	—
Payable for investments purchased	—	864,106
Payable for capital shares redeemed	184,674	440,172
Accrued management fees	84,233	34,186
	827,244	1,338,464

Net Assets	$745,829,311	$298,573,503

Net Assets Consist of:
Capital paid in	$566,530,920	$251,113,630
Distributable earnings (loss)	179,298,391	47,459,873
	$745,829,311	$298,573,503

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Avantis U.S. Equity Fund
Institutional Class	$690,706,176	38,358,624	$18.01
G Class	$55,123,135	3,056,700	$18.03
Avantis U.S. Large Cap Value Fund
Institutional Class	$282,164,432	20,144,696	$14.01
G Class	$16,409,071	1,170,492	$14.02

See Notes to Financial Statements.
84

AUGUST 31, 2024
	Avantis U.S. Small Cap Equity Fund	Avantis U.S. Small Cap Value Fund
Assets
Investment securities, at value (cost of $2,003,263 and $709,701,774, respectively) — including $6,110 and $7,532,285, respectively, of securities on loan	$2,204,910	$861,944,230
Investment made with cash collateral received for securities on loan, at value (cost of $4,820 and $7,091,595, respectively)	4,820	7,091,595
Total investment securities, at value (cost of $2,008,083 and $716,793,369, respectively)	2,209,730	869,035,825
Cash	10	4,182
Deposits with broker for futures contracts	—	79,200
Receivable for investments sold	188	197,521
Receivable for capital shares sold	—	881,735
Receivable for variation margin on futures contracts	—	6,930
Dividends and interest receivable	2,288	1,022,641
Securities lending receivable	17	2,538
	2,212,233	871,230,572

Liabilities
Payable for collateral received for securities on loan	4,820	7,091,595
Payable for investments purchased	—	2,105,507
Payable for capital shares redeemed	—	640,438
Accrued management fees	360	173,161
	5,180	10,010,701

Net Assets	$2,207,053	$861,219,871

Net Assets Consist of:
Capital paid in	$2,000,000	$675,895,871
Distributable earnings (loss)	207,053	185,324,000
	$2,207,053	$861,219,871

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Avantis U.S. Small Cap Equity Fund
Institutional Class	$1,655,081	150,000	$11.03
G Class	$551,972	50,000	$11.04
Avantis U.S. Small Cap Value Fund
Institutional Class	$856,188,830	48,846,374	$17.53
G Class	$5,031,041	286,535	$17.56

See Notes to Financial Statements.
85

Statements of Operations

YEAR ENDED AUGUST 31, 2024
	Avantis U.S. Equity Fund	Avantis U.S. Large Cap Value Fund
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $5,724 and $1,557, respectively)	$10,594,861	$4,583,518
Interest	96,695	116,711
Securities lending, net	30,039	948
	10,721,595	4,701,177

Expenses:
Management fees	996,741	336,789
Other expenses	21,999	2,910
	1,018,740	339,699
Fees waived - G Class	(74,979)	(21,886)
	943,761	317,813

Net investment income (loss)	9,777,834	4,383,364

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	1,974,573	736,129
Futures contract transactions	148,359	125,506
	2,122,932	861,635

Change in net unrealized appreciation (depreciation) on:
Investments	133,694,749	38,487,486
Futures contracts	(22,867)	11,923
	133,671,882	38,499,409

Net realized and unrealized gain (loss)	135,794,814	39,361,044

Net Increase (Decrease) in Net Assets Resulting from Operations	$145,572,648	$43,744,408

See Notes to Financial Statements.
86

YEAR ENDED AUGUST 31, 2024 (EXCEPT AS NOTED)
	Avantis U.S. Small Cap Equity Fund(1)	Avantis U.S. Small Cap Value Fund
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $7 and $22,731, respectively)	$6,862	$12,396,976
Interest	96	297,508
Securities lending, net	17	27,887
	6,975	12,722,371

Expenses:
Management fees	1,071	1,514,273
Trustees' fees and expenses	11	—
Other expenses	—	6,062
	1,082	1,520,335
Fees waived - G Class	(268)	(11,354)
	814	1,508,981

Net investment income (loss)	6,161	11,213,390

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(755)	29,419,286
Futures contract transactions	—	(67,561)
	(755)	29,351,725

Change in net unrealized appreciation (depreciation) on:
Investments	201,647	71,080,979
Futures contracts	—	80,986
	201,647	71,161,965

Net realized and unrealized gain (loss)	200,892	100,513,690

Net Increase (Decrease) in Net Assets Resulting from Operations	$207,053	$111,727,080
(1)June 20, 2024 (fund inception) through August 31, 2024.

See Notes to Financial Statements.
87

Statements of Changes in Net Assets

YEARS ENDED AUGUST 31, 2024 AND AUGUST 31, 2023
	Avantis U.S. Equity Fund		Avantis U.S. Large Cap Value Fund
Increase (Decrease) in Net Assets	August 31, 2024	August 31, 2023	August 31, 2024	August 31, 2023
Operations
Net investment income (loss)	$9,777,834	$7,165,718	$4,383,364	$2,309,866
Net realized gain (loss)	2,122,932	(1,880,095)	861,635	(830,746)
Change in net unrealized appreciation (depreciation)	133,671,882	51,144,023	38,499,409	10,116,431
Net increase (decrease) in net assets resulting from operations	145,572,648	56,429,646	43,744,408	11,595,551

Distributions to Shareholders
From earnings:
Institutional Class	(7,245,772)	(5,658,110)	(2,459,990)	(759,075)
G Class	(629,491)	(440,390)	(242,863)	(59)
Decrease in net assets from distributions	(7,875,263)	(6,098,500)	(2,702,853)	(759,134)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(11,985,026)	206,308,017	102,906,114	63,202,796

Net increase (decrease) in net assets	125,712,359	256,639,163	143,947,669	74,039,213

Net Assets
Beginning of period	620,116,952	363,477,789	154,625,834	80,586,621
End of period	$745,829,311	$620,116,952	$298,573,503	$154,625,834

See Notes to Financial Statements.
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YEARS ENDED AUGUST 31, 2024 AND AUGUST 31, 2023 (EXCEPT AS NOTED)
	Avantis U.S. Small Cap Equity Fund	Avantis U.S. Small Cap Value Fund
Increase (Decrease) in Net Assets	August 31, 2024(1)	August 31, 2024	August 31, 2023
Operations
Net investment income (loss)	$6,161	$11,213,390	$8,014,044
Net realized gain (loss)	(755)	29,351,725	(3,263,016)
Change in net unrealized appreciation (depreciation)	201,647	71,161,965	44,330,804
Net increase (decrease) in net assets resulting from operations	207,053	111,727,080	49,081,832

Distributions to Shareholders
From earnings:
Institutional Class	—	(7,826,929)	(27,748,149)
G Class	—	(81,348)	(175,216)
Decrease in net assets from distributions	—	(7,908,277)	(27,923,365)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	2,000,000	326,957,185	38,783,352

Net increase (decrease) in net assets	2,207,053	430,775,988	59,941,819

Net Assets
Beginning of period	—	430,443,883	370,502,064
End of period	$2,207,053	$861,219,871	$430,443,883
(1)June 20, 2024 (fund inception) through August 31, 2024.

See Notes to Financial Statements.
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Notes to Financial Statements

AUGUST 31, 2024

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Avantis U.S. Equity Fund, Avantis U.S. Large Cap Value Fund, Avantis U.S. Small Cap Equity Fund and Avantis U.S. Small Cap Value Fund (collectively, the funds) are four funds in a series issued by the trust. Each of the funds' investment objective is to seek long-term capital appreciation. The funds offer the Institutional Class and G Class. All classes of Avantis U.S. Small Cap Equity Fund commenced sale on June 20, 2024, the fund’s inception date.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the funds are determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the funds to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before each fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters
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affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. Each fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes the funds to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the funds seek to increase their net investment income through the receipt of interest and fees. Such income is reflected separately within the Statements of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedules of Investments and Statements of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of August 31, 2024.

Remaining Contractual Maturity of Agreements
Fund / Securities Lending Transactions(1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Avantis U.S. Equity Fund
Common Stocks	$558,337	—	—	—	$558,337
Gross amount of recognized liabilities for securities lending transactions					$558,337

Avantis U.S. Small Cap Equity Fund
Common Stocks	$4,820	—	—	—	$4,820
Gross amount of recognized liabilities for securities lending transactions					$4,820

Avantis U.S. Small Cap Value Fund
Common Stocks	$7,091,595	—	—	—	$7,091,595
Gross amount of recognized liabilities for securities lending transactions					$7,091,595
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the funds' distributor, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.  Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 7% of the shares of Avantis U.S. Equity Fund. ACIM owns 100% of the shares of Avantis U.S. Small Cap Equity Fund. Related parties do not invest in the funds for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the funds, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses, extraordinary expenses and, in the case of certain funds, fees and expenses of the independent trustees (including legal counsel fees). The fee is computed and accrued daily based on the daily net assets of each class of each fund and paid monthly in arrears.  The investment advisor agreed to waive each fund's G Class management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

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For the period ended August 31, 2024, the annual management fee for the Institutional Class and the annual management fee before and after waiver for G Class for each fund are as follows:

		Annual Management Fee
	Institutional Class	G Class Before Waiver	G Class After Waiver
Avantis U.S. Equity Fund	0.15%	0.15%	0.00%
Avantis U.S. Large Cap Value Fund	0.15%	0.15%	0.00%
Avantis U.S. Small Cap Equity Fund	0.25%	0.25%	0.00%
Avantis U.S. Small Cap Value Fund	0.25%	0.25%	0.00%

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the funds. The trustees receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The funds may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended August 31, 2024 were as follows:

	Avantis U.S. Equity Fund	Avantis U.S. Large Cap Value Fund	Avantis U.S. Small Cap Equity Fund(1)	Avantis U.S. Small Cap Value Fund
Purchases	$67,819,025	$143,292,035	$1,999,427	$476,134,683
Sales	$72,674,305	$38,646,756	$4,102	$125,281,854
(1)June 20, 2024 (fund inception) through August 31, 2024.

5. Capital Share Transactions

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

	Year ended August 31, 2024		Year ended August 31, 2023
	Shares	Amount	Shares	Amount
Avantis U.S. Equity Fund
Institutional Class
Sold	7,030,468	$111,375,940	22,009,661	$309,591,601
Issued in reinvestment of distributions	491,967	7,226,999	426,384	5,658,110
Redeemed	(8,883,939)	(140,083,884)	(8,284,264)	(115,095,589)
	(1,361,504)	(21,480,945)	14,151,781	200,154,122
G Class
Sold	1,501,091	22,829,720	1,021,553	13,608,456
Issued in reinvestment of distributions	42,852	629,491	33,162	440,390
Redeemed	(837,480)	(13,963,292)	(597,674)	(7,894,951)
	706,463	9,495,919	457,041	6,153,895
Net increase (decrease)	(655,041)	$(11,985,026)	14,608,822	$206,308,017

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	Year ended August 31, 2024		Year ended August 31, 2023
	Shares	Amount	Shares	Amount
Avantis U.S. Large Cap Value Fund
Institutional Class
Sold	10,618,674	$135,851,337	6,993,597	$79,462,685
Issued in reinvestment of distributions	212,068	2,459,990	69,449	759,075
Redeemed	(2,762,434)	(35,736,603)	(2,674,335)	(29,593,617)
	8,068,308	102,574,724	4,388,711	50,628,143
G Class
Sold	243,837	3,099,239	1,231,670	13,619,075
Issued in reinvestment of distributions	20,955	242,863	5	59
Redeemed	(234,837)	(3,010,712)	(91,638)	(1,044,481)
	29,955	331,390	1,140,037	12,574,653
Net increase (decrease)	8,098,263	$102,906,114	5,528,748	$63,202,796

	Period ended August 31, 2024(1)
	Shares	Amount
Avantis U.S. Small Cap Equity Fund
Institutional Class
Sold	150,000	$1,500,000
G Class
Sold	50,000	500,000
Net increase (decrease)	200,000	$2,000,000
(1)June 20, 2024 (fund inception) through August 31, 2024.

	Year ended August 31, 2024		Year ended August 31, 2023
	Shares	Amount	Shares	Amount
Avantis U.S. Small Cap Value Fund
Institutional Class
Sold	28,384,981	$458,314,871	9,175,274	$127,575,419
Issued in reinvestment of distributions	528,670	7,824,311	2,017,881	27,745,867
Redeemed	(8,751,084)	(140,196,193)	(8,315,693)	(117,231,583)
	20,162,567	325,942,989	2,877,462	38,089,703
G Class
Sold	134,455	2,051,841	98,059	1,319,817
Issued in reinvestment of distributions	5,500	81,348	12,743	175,216
Redeemed	(67,886)	(1,118,993)	(57,540)	(801,384)
	72,069	1,014,196	53,262	693,649
Net increase (decrease)	20,234,636	$326,957,185	2,930,724	$38,783,352

6. Fair Value Measurements

The funds' investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

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The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the funds' investment securities and other financial instruments were classified as Level 1. The Schedules of Investments provide additional information on the funds' portfolio holdings.

7. Derivative Instruments

Equity Price Risk — The funds are subject to equity price risk in the normal course of pursuing their investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities.

The funds' average notional exposure to equity price risk derivative instruments held during the period were as follows:

Futures Contracts Purchased
Avantis U.S. Equity Fund	$1,019,552
Avantis U.S. Large Cap Value Fund	$652,614
Avantis U.S. Small Cap Value Fund	$1,591,143

Value of Derivative Instruments as of August 31, 2024

	Asset Derivatives		Liability Derivatives
Fund / Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Avantis U.S. Large Cap Value Fund
Equity Price Risk	Receivable for variation margin on futures contracts*	$5,100	Payable for variation margin on futures contracts*	—

Avantis U.S. Small Cap Value Fund
Equity Price Risk	Receivable for variation margin on futures contracts*	$6,930	Payable for variation margin on futures contracts*	—
*Included in the unrealized appreciation (depreciation) on futures contracts, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Year Ended August 31, 2024

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Fund / Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Avantis U.S. Equity Fund
Equity Price Risk	Net realized gain (loss) on futures contract transactions	$148,359	Change in net unrealized appreciation (depreciation) on futures contracts	$(22,867)

Avantis U.S. Large Cap Value Fund
Equity Price Risk	Net realized gain (loss) on futures contract transactions	$125,506	Change in net unrealized appreciation (depreciation) on futures contracts	$11,923

Avantis U.S. Small Cap Value Fund
Equity Price Risk	Net realized gain (loss) on futures contract transactions	$(67,561)	Change in net unrealized appreciation (depreciation) on futures contracts	$80,986

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8. Risk Factors

The value of the funds’ shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the funds and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

Avantis U.S. Small Cap Equity Fund and Avantis U.S. Small Cap Value Fund invest in common stocks of small companies. Because of this, the funds may be subject to greater risk and market fluctuations than funds investing in larger, more established companies.

9. Federal Tax Information

The tax character of distributions paid during the years ended August 31, 2024 and August 31, 2023 (except as noted) were as follows:

	2024		2023
	Distributions Paid From:		Distributions Paid From:
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Avantis U.S. Equity Fund	$7,875,263	—	$6,098,500	—
Avantis U.S. Large Cap Value Fund	$2,702,853	—	$759,134	—
Avantis U.S. Small Cap Equity Fund(1)	—	—	—	—
Avantis U.S. Small Cap Value Fund	$7,908,277	—	$6,450,550	$21,472,815
(1)June 20, 2024 (fund inception) through August 31, 2024.

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

	Avantis U.S. Equity Fund	Avantis U.S. Large Cap Value Fund	Avantis U.S. Small Cap Equity Fund	Avantis U.S. Small Cap Value Fund
Federal tax cost of investments	$570,527,364	$254,879,235	$2,008,195	$716,639,132
Gross tax appreciation of investments	$204,968,443	$52,080,370	$263,699	$184,673,564
Gross tax depreciation of investments	(29,937,542)	(7,856,581)	(62,164)	(32,276,871)
Net tax appreciation (depreciation) of investments	175,030,901	44,223,789	201,535	152,396,693
Net tax appreciation (depreciation) on derivatives	—	—	—	—
Net tax appreciation (depreciation)	$175,030,901	$44,223,789	$201,535	$152,396,693
Undistributed ordinary income	$6,670,563	$3,236,084	$6,273	$7,525,533
Accumulated long-term gains	—	—	—	$25,401,774
Accumulated short-term capital losses	$(1,824,395)	—	$(755)	—
Accumulated long-term capital losses	$(578,678)	—	—	—

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, return of capital dividends received and the realization for tax purposes of unrealized gains (losses) on futures contracts and investments in passive foreign investment companies.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
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Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Avantis U.S. Equity Fund
Institutional Class
2024	$14.74	0.23	3.23	3.46	(0.19)	—	(0.19)	$18.01	23.72%	0.15%	0.15%	1.46%	1.46%	10%	$690,706
2023	$13.23	0.24	1.48	1.72	(0.21)	—	(0.21)	$14.74	13.19%	0.15%	0.15%	1.79%	1.79%	7%	$585,425
2022	$14.93	0.22	(1.78)	(1.56)	(0.10)	(0.04)	(0.14)	$13.23	(10.57)%	0.15%	0.15%	1.52%	1.52%	4%	$338,381
2021	$10.92	0.18	3.95	4.13	(0.09)	(0.03)	(0.12)	$14.93	38.03%	0.15%	0.15%	1.37%	1.37%	3%	$212,075
2020(3)	$10.00	0.12	0.82	0.94	(0.02)	—	(0.02)	$10.92	9.37%	0.15%	0.15%	1.62%	1.62%	3%	$51,531
G Class
2024	$14.76	0.26	3.22	3.48	(0.21)	—	(0.21)	$18.03	23.88%	0.00%	0.15%	1.61%	1.46%	10%	$55,123
2023	$13.26	0.26	1.47	1.73	(0.23)	—	(0.23)	$14.76	13.26%	0.00%	0.15%	1.94%	1.79%	7%	$34,692
2022	$14.95	0.25	(1.78)	(1.53)	(0.12)	(0.04)	(0.16)	$13.26	(10.36)%	0.00%	0.15%	1.67%	1.52%	4%	$25,097
2021(4)	$12.80	0.14	2.01	2.15	—	—	—	$14.95	16.80%	0.00%	0.15%	1.55%	1.40%	3%(5)	$1,663

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)December 4, 2019 (fund inception) through August 31, 2020.
(4)January 20, 2021 (commencement of sale) through August 31, 2021.
(5)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Avantis U.S. Large Cap Value Fund
Institutional Class
2024	$11.70	0.25	2.26	2.51	(0.20)	$14.01	21.77%	0.15%	0.15%	1.95%	1.95%	17%	$282,164
2023	$10.48	0.26	1.07	1.33	(0.11)	$11.70	12.76%	0.16%	0.16%	2.34%	2.34%	40%	$141,271
2022(3)	$10.00	0.08	0.40	0.48	—	$10.48	4.80%	0.15%	0.15%	3.59%	3.59%	0%	$80,581
G Class
2024	$11.71	0.27	2.25	2.52	(0.21)	$14.02	21.94%	0.00%	0.15%	2.10%	1.95%	17%	$16,409
2023	$10.48	0.27	1.08	1.35	(0.12)	$11.71	12.95%	0.01%	0.16%	2.49%	2.34%	40%	$13,355
2022(3)	$10.00	0.05	0.43	0.48	—	$10.48	4.80%	0.00%	0.15%	3.74%	3.59%	0%	$5

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)June 21, 2022 (fund inception) through August 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Period Indicated
Per-Share Data							Ratios and Supplemental Data
		Income From Investment Operations*:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Avantis U.S. Small Cap Equity Fund
Institutional Class
2024(3)	$10.00	0.03	1.00	1.03	$11.03	10.30%	0.25%	0.25%	1.42%	1.42%	0%	$1,655
G Class
2024(3)	$10.00	0.03	1.01	1.04	$11.04	10.40%	0.00%	0.25%	1.67%	1.42%	0%	$552

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)June 20, 2024 (fund inception) through August 31, 2024.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Avantis U.S. Small Cap Value Fund
Institutional Class
2024	$14.89	0.30	2.60	2.90	(0.26)	—	(0.26)	$17.53	19.76%	0.25%	0.25%	1.85%	1.85%	21%	$856,189
2023	$14.27	0.29	1.42	1.71	(0.25)	(0.84)	(1.09)	$14.89	12.59%	0.25%	0.25%	2.06%	2.06%	22%	$427,244
2022	$15.20	0.25	(0.29)	(0.04)	(0.19)	(0.70)	(0.89)	$14.27	(0.61)%	0.25%	0.25%	1.70%	1.70%	45%	$368,198
2021	$9.03	0.24	6.01	6.25	(0.08)	—(3)	(0.08)	$15.20	69.57%	0.25%	0.25%	1.81%	1.81%	37%	$260,196
2020(4)	$10.00	0.11	(1.07)	(0.96)	(0.01)	—	(0.01)	$9.03	(9.57)%	0.25%	0.25%	1.89%	1.89%	4%	$79,338
G Class
2024	$14.92	0.34	2.59	2.93	(0.29)	—	(0.29)	$17.56	20.03%	0.00%	0.25%	2.10%	1.85%	21%	$5,031
2023	$14.29	0.32	1.44	1.76	(0.29)	(0.84)	(1.13)	$14.92	12.94%	0.00%	0.25%	2.31%	2.06%	22%	$3,200
2022	$15.22	0.28	(0.28)	—	(0.23)	(0.70)	(0.93)	$14.29	(0.37)%	0.00%	0.25%	1.95%	1.70%	45%	$2,304
2021(5)	$12.82	0.18	2.22	2.40	—	—	—	$15.22	18.72%	0.00%	0.25%	2.00%	1.75%	37%(6)	$161

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Per-share amount was less than $0.005.
(4)December 4, 2019 (fund inception) through August 31, 2020.
(5)January 20, 2021 (commencement of sale) through August 31, 2021.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of American Century ETF Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Avantis® U.S. Equity Fund, Avantis® U.S. Large Cap Value Fund, Avantis® U.S. Small Cap Equity Fund, and Avantis® U.S. Small Cap Value Fund (the “Funds”), four of the funds constituting the American Century ETF Trust, as of August 31, 2024, the related statements of operations, the statements of changes in net assets, and the financial highlights for the periods indicated in the table below; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2024, and the results of their operations, the changes in their net assets, and the financial highlights for the periods listed in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Fund Constituting the American Century ETF Trust	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Avantis® U.S. Equity Fund	For the year ended August 31, 2024	For the years ended August 31, 2024 and 2023	For the years ended August 31, 2024, 2023, 2022, and 2021, and the period from December 4, 2019 (fund inception) through August 31, 2020
Avantis® U.S. Large Cap Value Fund	For the year ended August 31, 2024	For the years ended August 31, 2024 and 2023	For the years ended August 31, 2024 and 2023, and the period from June 21, 2022 (fund inception) through August 31, 2022
Avantis® U.S. Small Cap Equity Fund	For the period from June 20, 2024 (fund inception) through August 31, 2024
Avantis® U.S. Small Cap Value Fund	For the year ended August 31, 2024	For the years ended August 31, 2024 and 2023	For the years ended August 31, 2024, 2023, 2022, and 2021, and the period from December 4, 2019 (fund inception) through August 31, 2020

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
October 16, 2024

We have served as the auditor of one or more American Century investment companies since 1997.

100

Approval of Management Agreement

Avantis U.S. Equity Fund
Avantis U.S. Large Cap Value Fund
Avantis U.S. Small Cap Value Fund

At a meeting held on June 20, 2024, the Funds’ Board of Trustees (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for each of the Funds. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees.

Prior to its consideration of the management agreement renewal, the Trustees requested and reviewed extensive data and information compiled by the Advisor and certain independent data providers concerning the Funds. This review was in addition to the oversight and evaluation undertaken by the Board and its Audit Committee on a continual basis and the information received was supplemental to the extensive information that the Board and its Audit Committee receive and consider over time.

In connection with its consideration of the management agreement renewal, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Funds;
•the wide range of programs and services the Advisor and other service providers provide to the Funds and their shareholders on a routine and non-routine basis;
•the Funds’ investment performance compared to appropriate benchmarks and/or peer groups of other funds with similar investment objectives and strategies;
•the cost of owning the Funds compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Funds, the profitability of the Funds to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Funds;
•any collateral benefits derived by the Advisor from the management of the Funds;
•fees and expenses associated with any investment by the Funds in other funds;
•payments to intermediaries by the Funds and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

The independent Trustees met separately in private sessions to discuss the renewal and to review and discuss the information provided in response to their request. The independent Trustees also held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Funds. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling, and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under each Fund’s management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of each Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include the following:

•constructing and designing each Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of each Fund’s portfolio
101

•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by each Fund under Rule 12b-1 plans)

Investment Management Services. The nature of the investment management services provided to the Funds is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage each Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board provides oversight of the investment performance process. It regularly reviews investment performance information for each Fund, together with comparative information for appropriate benchmarks over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The performance for Avantis U.S. Small Cap Value Fund was above the Fund’s benchmark for the one- and three-year periods reviewed by the Board. The performance for Avantis U.S. Large Cap Value Fund was above the Fund’s benchmark for the one-year period reviewed by the Board. The performance for Avantis U.S. Equity Fund was above the Fund’s benchmark for the three-year period and below its benchmark for the one-year period reviewed by the Board. The Board found the investment management services provided by the Advisor to each Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides or arranges for a comprehensive package of services to the Funds. The Board, directly and through its Audit Committee, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to each Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Funds, its profitability in managing each Fund (pre- and post-distribution), and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Funds.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to the Funds and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of each Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that each Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1, and, for certain funds, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel). Under the unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of each of Avantis U.S. Equity Fund, Avantis U.S. Large Cap Value Fund, and Avantis U.S. Small Cap Value Fund was the lowest of the total expense ratios of each Fund’s respective peer expense universe and peer expense
102

group. The Board concluded that the management fee paid by each Fund to the Advisor under its management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to funds or other advisory clients managed similarly to the Funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Funds. The Board analyzed this information and concluded that the fees charged and services provided to the Funds were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by each Fund and the Advisor and services provided in response thereto. These payments could include various payments made by each Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for each Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Funds. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Funds’ operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in each Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to each Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreement are fair and reasonable and that the management fee charged to each Fund is fair in light of the services provided and that the investment management agreement between each Fund and the Advisor should be renewed for an additional one-year period.

103

Avantis U.S. Small Cap Equity Fund

At a meeting held on March 21, 2024, the Fund’s Board of Trustees (the “Board”) unanimously approved the initial management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Avantis U.S. Small Cap Equity Fund (the “New Fund”). Under the Investment Company Act of 1940, new contracts for investment advisory services are required to be approved by a majority of a fund’s independent Trustees.
In advance of the Board’s consideration, the Advisor provided information concerning the New Fund. The materials reviewed and the discussions held detailed the investment objective and strategy proposed to be utilized by the Advisor, the New Fund’s characteristics and key attributes, the rationale for launching the New Fund, the experience of the staff designated to manage the New Fund, the proposed pricing, and the markets in which the New Fund would be sold. The information considered and the discussions held included, but were not limited to:

•the nature, extent, and quality of investment management and other services to be provided to the New Fund;
•the wide range of other programs and services the Advisor would provide to the New Fund and its shareholders on a routine and non-routine basis;
•the New Fund’s proposed investment objective and strategy, including a discussion of its anticipated investment performance and proposed benchmark;
•the cost of owning the New Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience; and
•any collateral benefits derived by the Advisor from the management of the New Fund.

Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent data provider and comparing the New Fund’s fee to the total expense ratio of expected peer funds. The annual management fees charged to shareholders of the New Fund were anticipated to be below the median of the total expense ratios of its respective peer universe.
When considering the approval of the management agreement for the New Fund, the independent Trustees considered the entrepreneurial risk that the Advisor assumes in launching a new fund. In particular, they considered the fact that the Advisor will assume a substantial part of the start-up costs of the New Fund and the risk that the New Fund will not grow to a level that will become profitable to the Advisor. The Board considered the position that the New Fund would take in the lineup of the American Century Investments’ family of funds and the benefits to shareholders of existing funds of the broadened product offering. Finally, while not specifically discussed, but important in the decision to approve the management agreement, is the Trustees’ familiarity with the Advisor. A majority of the Board oversees and evaluates on a continuous basis the nature and quality of all services the Advisor performs for other funds within the American Century Investments’ complex. As such, the Trustees have confidence in the Advisor’s integrity and competence in providing services to the New Fund.
The independent Trustees considered all of the information provided by the Advisor and the independent Trustees’ independent counsel in connection with the approval, and evaluated such information for the New Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling, and each Trustee may have attributed different levels of importance to different factors. The independent Trustees concluded that the terms of the management agreement were fair and reasonable and that the management fee to be charged to the New Fund is reasonable in light of the services to be provided and should be approved.
104

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The funds hereby designate up to the maximum amount allowable as qualified dividend income for the fiscal year ended August 31, 2024.

For corporate taxpayers, the funds hereby designate the following, or up to the maximum amount allowable, of ordinary income distributions paid during the fiscal year ended August 31, 2024 as qualified for the corporate dividends received deduction.

Avantis U.S. Equity Fund	Avantis U.S. Large Cap Value Fund	Avantis U.S. Small Cap Equity Fund	Avantis U.S. Small Cap Value Fund
$7,875,263	$2,702,853	—	$7,764,739

The funds hereby designate the following as qualified short-term capital gain distributions for purposes of Internal Revenue Code Section 871 for the fiscal year ended August 31, 2024.

Avantis U.S. Equity Fund	Avantis U.S. Large Cap Value Fund	Avantis U.S. Small Cap Equity Fund	Avantis U.S. Small Cap Value Fund
—	$1,443	—	—

The funds hereby designate the following, or up to the maximum amount allowable, as long-term capital gain distributions (20% rate gain distributions) for the fiscal year ended August 31, 2024.

Avantis U.S. Equity Fund	Avantis U.S. Large Cap Value Fund	Avantis U.S. Small Cap Equity Fund	Avantis U.S. Small Cap Value Fund
—	—	—	$960,528

The funds hereby utilized earnings and profits distributed to shareholders on redemption of shares as part of the dividend paid deduction (tax equalization) for the fiscal year ended August 31, 2024.

Avantis U.S. Equity Fund	Avantis U.S. Large Cap Value Fund	Avantis U.S. Small Cap Equity Fund	Avantis U.S. Small Cap Value Fund
—	$117,186	—	$1,355,887

Contact Us	avantisinvestors.com
American Century Sales Representatives, Financial Professionals, Broker Dealers, Insurance Companies, Banks and Trust Companies	1-833-928-2684

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-97500 2410

Annual Financial Statements and Other Information

August 31, 2024

Avantis® Emerging Markets Equity Fund
Institutional Class (AVEEX)
G Class (AVENX)
Avantis® International Equity Fund
Institutional Class (AVDEX)
G Class (AVDNX)
Avantis® International Small Cap Value Fund
Institutional Class (AVDVX)
G Class (AVANX)

Schedules of Investments

AUGUST 31, 2024

Avantis Emerging Markets Equity Fund
	Shares	Value
COMMON STOCKS — 100.2%
Brazil — 4.8%
3R Petroleum Oleo E Gas SA	48,639	$229,046
Allos SA	47,361	191,429
Alpargatas SA, Preference Shares(1)	11,700	16,151
Ambev SA, ADR	85,307	193,647
Anima Holding SA	600	351
Atacadao SA(1)	21,000	33,348
Auren Energia SA	37,902	76,935
Azul SA, ADR(1)	1,804	5,069
B3 SA - Brasil Bolsa Balcao	133,300	298,721
Banco ABC Brasil SA, Preference Shares	19,292	78,524
Banco Bradesco SA	75,059	187,116
Banco Bradesco SA, ADR	266,391	740,567
Banco BTG Pactual SA	50,900	319,889
Banco do Brasil SA	110,120	548,651
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	31,600	70,422
Banco Mercantil do Brasil SA, Preference Shares	800	5,536
Banco Pan SA, Preference Shares	28,200	49,135
Banco Santander Brasil SA, ADR(2)	24,887	139,367
BB Seguridade Participacoes SA	51,900	338,053
Bemobi Mobile Tech SA	5,500	15,477
BR Advisory Partners Participacoes SA	7,500	20,893
BrasilAgro - Co. Brasileira de Propriedades Agricolas	9,400	43,114
Braskem SA, Class A, ADR(1)(2)	13,074	82,628
BRF SA, ADR(1)	30,252	139,462
C&A Modas SA(1)	33,500	60,272
Caixa Seguridade Participacoes SA	14,000	40,788
Camil Alimentos SA	13,900	23,257
CCR SA	118,400	276,465
Centrais Eletricas Brasileiras SA, ADR	12,652	94,004
Centrais Eletricas Brasileiras SA, Class B Preference Shares	7,300	59,698
Cia Brasileira de Aluminio(1)	15,953	14,096
Cia de Ferro Ligas da Bahia FERBASA, Preference Shares	19,200	27,662
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	16,316	273,946
Cia de Saneamento de Minas Gerais Copasa MG	31,200	129,927
Cia De Sanena Do Parana	17,300	87,790
Cia De Sanena Do Parana, Preference Shares	154,500	158,175
Cia Energetica de Minas Gerais, ADR	142,093	291,291
Cia Paranaense de Energia - Copel	23,700	39,318
Cia Paranaense de Energia - Copel, ADR(2)	3,539	23,074
Cia Paranaense de Energia - Copel, Preference Shares	103,000	190,248
Cia Paranaense de Energia - Copel, Preference Shares, ADR	14,158	105,477
Cia Siderurgica Nacional SA, ADR(2)	74,734	159,183
Construtora Tenda SA(1)	11,700	27,901
Cosan SA	42,544	100,398
CPFL Energia SA	15,200	89,782
Cristal Pigmentos do Brasil SA, Preference Shares	200	1,028
CTEEP-Cia de Transmissao de Energia Eletrica Paulista, Preference Shares	22,900	100,442
Cury Construtora e Incorporadora SA	28,000	117,396
2

Avantis Emerging Markets Equity Fund
	Shares	Value
Cyrela Brazil Realty SA Empreendimentos e Participacoes	35,000	$134,263
Dexco SA	57,938	82,343
Dexxos Participacoes SA	3,600	6,202
EcoRodovias Infraestrutura e Logistica SA	54,100	75,257
Embraer SA, ADR(1)	16,474	547,431
Empreendimentos Pague Menos SA	29,100	15,748
Energisa SA	43,800	365,729
Eneva SA(1)	42,000	99,635
Engie Brasil Energia SA	24,400	194,561
Equatorial Energia SA	17,240	104,218
Eucatex SA Industria e Comercio, Preference Shares	3,000	8,235
Even Construtora e Incorporadora SA	21,800	24,639
Ez Tec Empreendimentos e Participacoes SA	16,300	40,461
Fras-Le SA	12,700	44,009
Gerdau SA, ADR	146,887	478,852
Gol Linhas Aereas Inteligentes SA(1)	11,284	340
Gol Linhas Aereas Inteligentes SA, Preference Shares(1)	2,495	478
Grazziotin SA, Preference Shares	200	897
Grendene SA	16,400	17,343
Grupo Casas Bahia SA(1)	11,188	14,471
Grupo Mateus SA	33,900	46,796
Grupo SBF SA	21,200	64,849
Guararapes Confeccoes SA	19,100	29,315
Hapvida Participacoes e Investimentos SA(1)	91,728	68,845
Hidrovias do Brasil SA(1)	73,100	44,229
Hypera SA	7,300	36,695
Iguatemi SA	39,437	154,573
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	4,000	15,699
Iochpe Maxion SA	29,500	60,456
Irani Papel e Embalagem SA	5,300	7,542
IRB-Brasil Resseguros SA(1)	14,647	124,797
Itau Unibanco Holding SA, ADR	185,987	1,212,635
Jalles Machado SA	18,157	21,166
JBS SA	52,800	325,928
JHSF Participacoes SA	26,500	20,595
Kepler Weber SA	27,900	55,345
Klabin SA	66,000	250,488
Lavvi Empreendimentos Imobiliarios SA	5,200	7,649
Light SA(1)	15,600	17,687
Localiza Rent a Car SA	15,096	110,248
Localiza Rent a Car SA(1)	152	1,102
LOG Commercial Properties e Participacoes SA	4,900	20,171
Log-in Logistica Intermodal SA(1)	5,558	34,526
Lojas Quero-Quero SA	43,536	32,753
Lojas Renner SA	95,370	292,069
M Dias Branco SA	7,800	37,312
Magazine Luiza SA(1)	11,615	25,122
Mahle Metal Leve SA	11,600	65,245
Marcopolo SA, Preference Shares	64,200	83,497
Marfrig Global Foods SA(1)	76,043	194,967
Marisa Lojas SA(1)	19,457	3,936
Meliuz SA(1)	9,220	11,239
Metalurgica Gerdau SA, Preference Shares	80,500	148,832
Mills Locacao Servicos e Logistica SA	12,849	25,124
3

Avantis Emerging Markets Equity Fund
	Shares	Value
Minerva SA(1)	34,400	$45,717
Moura Dubeux Engenharia SA(1)	9,100	22,944
Movida Participacoes SA(1)	24,200	30,615
MRV Engenharia e Participacoes SA(1)	53,000	70,247
Multilaser Industrial SA(1)	62,800	20,614
Multiplan Empreendimentos Imobiliarios SA	11,400	51,782
Natura & Co. Holding SA	24,178	58,343
NU Holdings Ltd., Class A(1)	6,751	101,062
Oceanpact Servicos Maritimos SA(1)	13,400	15,240
Odontoprev SA	32,260	64,452
Orizon Valorizacao de Residuos SA(1)	3,300	27,022
Pagseguro Digital Ltd., Class A(1)	28,413	314,532
Patria Investments Ltd., Class A	2,963	34,134
Pet Center Comercio e Participacoes SA	60,200	52,125
Petroleo Brasileiro SA, ADR	101,960	1,552,851
Petroleo Brasileiro SA, ADR, Preference Shares	130,470	1,818,752
Petroreconcavo SA	27,600	99,118
Plano & Plano Desenvolvimento Imobiliario SA	9,400	19,814
Porto Seguro SA	3,800	22,837
Portobello SA(1)	18,400	15,997
Positivo Tecnologia SA	18,500	21,205
PRIO SA	82,300	682,091
Profarma Distribuidora de Produtos Farmaceuticos SA	1,200	1,320
Raia Drogasil SA	69,932	339,737
Raizen SA, Preference Shares	117,400	66,241
Randon SA Implementos e Participacoes, Preference Shares	38,200	74,015
Rede D'Or Sao Luiz SA	17,010	95,946
Romi SA	7,778	14,739
Rumo SA	27,200	105,017
Santos Brasil Participacoes SA	73,200	171,053
Sao Carlos Empreendimentos e Participacoes SA	100	421
Sao Martinho SA	37,100	182,013
Sendas Distribuidora SA, ADR(1)	23,365	195,799
Ser Educacional SA(1)	19,400	22,168
Serena Energia SA(1)	55,200	79,334
Simpar SA(1)	59,500	64,821
SLC Agricola SA	39,040	122,746
Smartfit Escola de Ginastica e Danca SA	15,700	61,452
Suzano SA, ADR(2)	52,863	514,886
SYN prop e tech SA	7,800	11,030
Taurus Armas SA, Preference Shares	10,600	21,215
Tegma Gestao Logistica SA	400	1,857
Telefonica Brasil SA, ADR	10,742	99,364
TIM SA, ADR	18,131	288,646
TOTVS SA	7,000	37,137
Transmissora Alianca de Energia Eletrica SA	16,200	102,013
Tres Tentos Agroindustrial SA	6,500	13,713
Trisul SA	15,400	12,624
Tupy SA	14,700	71,075
Ultrapar Participacoes SA, ADR	58,586	243,718
Unipar Carbocloro SA, Class B Preference Shares	7,106	59,537
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A Preference Shares	71,700	79,003
Vale SA, ADR	103,975	1,093,817
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	12,200	49,290
4

Avantis Emerging Markets Equity Fund
	Shares	Value
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	86,200	$116,392
Vibra Energia SA	141,100	639,913
Vivara Participacoes SA	4,700	21,941
Vulcabras SA	10,900	33,865
WEG SA	69,500	665,287
Wilson Sons SA	27,300	82,298
Wiz Co.	4,600	5,085
XP, Inc., Class A	3,794	69,848
YDUQS Participacoes SA	13,000	22,766
Zamp SA(1)	10,800	5,806
Zamp SA(1)	5,228	2,811
		23,324,946
Chile — 0.5%
Aguas Andinas SA, A Shares	164,314	48,212
Banco de Chile	2,513,416	314,411
Banco de Credito e Inversiones SA	7,079	220,415
Banco Itau Chile SA	4,740	54,864
Banco Santander Chile, ADR	4,939	101,990
Besalco SA	2,057	1,238
CAP SA(1)	6,824	41,412
Cencosud SA	120,059	240,862
Cencosud Shopping SA	29,082	49,175
Cia Cervecerias Unidas SA, ADR(2)	8,832	98,918
Cia Sud Americana de Vapores SA	1,175,240	77,597
Colbun SA	1,077,433	142,338
Embotelladora Andina SA, Class B Preference Shares	43,127	136,925
Empresa Nacional de Telecomunicaciones SA	21,346	66,116
Empresas CMPC SA	100,649	173,821
Empresas Copec SA	26,306	174,119
Enel Americas SA	617,577	64,318
Enel Chile SA	1,526,324	82,687
Engie Energia Chile SA(1)	14,725	13,859
Falabella SA(1)	36,642	129,530
Grupo Security SA	30,991	8,751
Inversiones Aguas Metropolitanas SA	7,601	5,948
Parque Arauco SA	57,107	94,268
Ripley Corp. SA(1)	168,455	49,966
Salfacorp SA	2,048	1,206
SMU SA	216,649	34,440
Sociedad Quimica y Minera de Chile SA, ADR(2)	4,759	184,649
SONDA SA	1,402	595
		2,612,630
China — 22.0%
361 Degrees International Ltd.	128,000	57,590
3SBio, Inc.(1)	233,000	180,554
AAC Technologies Holdings, Inc.	89,000	378,096
Agile Group Holdings Ltd.(1)	200,000	10,968
Agora, Inc., ADR(1)	4,604	8,748
Agricultural Bank of China Ltd., H Shares	1,706,000	751,455
Air China Ltd., H Shares(1)	28,000	11,948
AK Medical Holdings Ltd.(2)	8,000	4,478
Akeso, Inc.(1)(2)	62,000	389,176
Alibaba Group Holding Ltd., ADR	66,896	5,575,113
Alibaba Health Information Technology Ltd.(1)(2)	74,000	28,295
5

Avantis Emerging Markets Equity Fund
	Shares	Value
Alibaba Pictures Group Ltd.(1)	860,000	$40,639
A-Living Smart City Services Co. Ltd.(2)	114,750	37,412
Alliance International Education Leasing Holdings Ltd.(1)	117,000	5,602
Aluminum Corp. of China Ltd., H Shares	532,000	331,662
ANE Cayman, Inc.(1)	159,000	156,933
Angang Steel Co. Ltd., H Shares(1)	4,000	578
Anhui Conch Cement Co. Ltd., H Shares	94,500	203,922
Anhui Expressway Co. Ltd., H Shares	80,000	94,371
ANTA Sports Products Ltd.	114,000	1,112,204
AsiaInfo Technologies Ltd.	8,000	5,337
Atour Lifestyle Holdings Ltd., ADR	8,541	162,450
Autohome, Inc., ADR	5,218	131,285
BAIC Motor Corp. Ltd., H Shares	553,000	130,519
Baidu, Inc., ADR(1)	6,314	534,291
Bairong, Inc.(1)	18,500	19,420
Bank of China Ltd., H Shares	5,888,000	2,660,338
Bank of Chongqing Co. Ltd., H Shares	66,500	42,043
Bank of Communications Co. Ltd., H Shares	711,000	513,796
BBMG Corp., H Shares	5,000	364
BeiGene Ltd., ADR(1)	885	169,725
Beijing Capital International Airport Co. Ltd., H Shares(1)	94,000	28,130
Beijing Enterprises Holdings Ltd.	33,500	108,279
Beijing Enterprises Water Group Ltd.	410,000	119,776
Beijing Jingneng Clean Energy Co. Ltd., H Shares	424,000	102,702
Beijing North Star Co. Ltd., H Shares	4,000	312
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(2)	29,000	31,355
Binjiang Service Group Co. Ltd.	10,500	22,916
BOC Aviation Ltd.	26,900	231,907
Bosideng International Holdings Ltd.	1,016,000	498,036
Brilliance China Automotive Holdings Ltd.	816,000	340,205
BYD Co. Ltd., H Shares	98,000	3,001,443
BYD Electronic International Co. Ltd.	179,000	655,772
C&D International Investment Group Ltd.(2)	155,909	251,157
C&D Property Management Group Co. Ltd.(2)	12,000	3,876
Canadian Solar, Inc.(1)(2)	621	7,843
Cango, Inc., ADR(1)	5,200	8,944
Canvest Environmental Protection Group Co. Ltd.	135,000	74,775
Cathay Group Holdings, Inc.	12,000	997
Central China New Life Ltd.(1)	62,000	10,985
Chaowei Power Holdings Ltd.	36,000	6,254
Cheetah Mobile, Inc., ADR(1)	61	220
China Aircraft Leasing Group Holdings Ltd.(2)	1,000	376
China BlueChemical Ltd., H Shares	358,000	89,029
China Bohai Bank Co. Ltd., H Shares(1)(2)	215,000	28,820
China Chunlai Education Group Co. Ltd.(2)	44,000	25,899
China Cinda Asset Management Co. Ltd., H Shares	1,306,000	105,293
China CITIC Bank Corp. Ltd., H Shares	878,000	506,608
China Coal Energy Co. Ltd., H Shares	267,000	318,316
China Communications Services Corp. Ltd., H Shares	748,000	380,983
China Conch Environment Protection Holdings Ltd.	5,500	500
China Conch Venture Holdings Ltd.	157,500	122,640
China Construction Bank Corp., H Shares	7,835,000	5,501,264
China Datang Corp. Renewable Power Co. Ltd., H Shares(2)	756,000	190,676
China Dongxiang Group Co. Ltd.	210,000	7,519
6

Avantis Emerging Markets Equity Fund
	Shares	Value
China East Education Holdings Ltd.(2)	122,000	$36,897
China Eastern Airlines Corp. Ltd., H Shares(1)(2)	14,000	3,584
China Education Group Holdings Ltd.	284,645	160,182
China Everbright Bank Co. Ltd., H Shares	405,000	121,305
China Everbright Environment Group Ltd.	676,000	309,475
China Everbright Greentech Ltd.	104,000	8,758
China Everbright Ltd.	122,000	54,644
China Feihe Ltd.	608,000	325,489
China Foods Ltd.	32,000	10,539
China Galaxy Securities Co. Ltd., H Shares	340,500	179,603
China Gas Holdings Ltd.	182,000	153,629
China Glass Holdings Ltd.(1)	156,000	9,510
China Harmony Auto Holding Ltd.(1)	28,500	1,566
China High Speed Transmission Equipment Group Co. Ltd.(1)	51,000	6,898
China Hongqiao Group Ltd.	675,500	921,199
China International Capital Corp. Ltd., H Shares	79,200	84,697
China Kepei Education Group Ltd.(1)	68,000	11,448
China Lesso Group Holdings Ltd.	220,000	78,301
China Life Insurance Co. Ltd., Class H	232,580	349,444
China Lilang Ltd.	24,000	12,729
China Literature Ltd.(1)	21,000	65,996
China Longyuan Power Group Corp. Ltd., H Shares	617,000	479,320
China Medical System Holdings Ltd.	248,000	225,648
China Mengniu Dairy Co. Ltd.	131,000	220,700
China Merchants Bank Co. Ltd., H Shares	365,000	1,497,851
China Merchants Land Ltd.(1)	40,000	1,224
China Merchants Port Holdings Co. Ltd.	173,814	260,204
China Minsheng Banking Corp. Ltd., H Shares	933,500	335,531
China Modern Dairy Holdings Ltd.(2)	418,000	35,365
China National Building Material Co. Ltd., H Shares	632,000	181,526
China New Higher Education Group Ltd.	234,000	45,077
China Nonferrous Mining Corp. Ltd.	411,000	288,600
China Oriental Group Co. Ltd.	26,000	3,757
China Pacific Insurance Group Co. Ltd., H Shares	145,600	377,367
China Petroleum & Chemical Corp., Class H	2,098,300	1,417,930
China Power International Development Ltd.	1,240,000	566,351
China Railway Group Ltd., H Shares	339,000	156,555
China Railway Signal & Communication Corp. Ltd., H Shares	31,000	11,175
China Rare Earth Holdings Ltd.(1)	68,000	2,568
China Resources Beer Holdings Co. Ltd.	70,000	215,626
China Resources Building Materials Technology Holdings Ltd.	732,000	143,837
China Resources Gas Group Ltd.	102,400	344,220
China Resources Land Ltd.	444,500	1,245,658
China Resources Medical Holdings Co. Ltd.(2)	149,000	67,693
China Resources Mixc Lifestyle Services Ltd.	43,000	141,491
China Resources Pharmaceutical Group Ltd.	64,500	45,415
China Resources Power Holdings Co. Ltd.	438,000	1,187,549
China Risun Group Ltd.(2)	82,000	30,416
China Sanjiang Fine Chemicals Co. Ltd.(1)	48,000	10,275
China SCE Group Holdings Ltd.(1)(2)	290,000	4,895
China Shenhua Energy Co. Ltd., H Shares	205,000	881,028
China Shineway Pharmaceutical Group Ltd.	48,000	53,507
China South City Holdings Ltd.(2)	148,000	3,167
China Starch Holdings Ltd.	515,000	11,201
7

Avantis Emerging Markets Equity Fund
	Shares	Value
China Sunshine Paper Holdings Co. Ltd.(1)	69,000	$18,874
China Suntien Green Energy Corp. Ltd., H Shares	162,000	68,446
China Taiping Insurance Holdings Co. Ltd.	343,200	443,782
China Tower Corp. Ltd., H Shares	6,246,000	764,980
China Traditional Chinese Medicine Holdings Co. Ltd.(1)(2)	226,000	122,854
China Travel International Investment Hong Kong Ltd.	318,000	40,745
China Vanke Co. Ltd., H Shares(1)(2)	97,700	51,140
China Water Affairs Group Ltd.(2)	120,000	71,640
China XLX Fertiliser Ltd.	112,000	52,540
China Yongda Automobiles Services Holdings Ltd.	249,000	42,000
Chongqing Rural Commercial Bank Co. Ltd., H Shares	147,000	71,576
Chow Tai Fook Jewellery Group Ltd.	214,200	181,437
CIMC Enric Holdings Ltd.	156,000	125,474
CITIC Ltd.	442,000	438,652
CITIC Securities Co. Ltd., H Shares	106,325	159,888
CMGE Technology Group Ltd.(1)(2)	110,000	10,135
CMOC Group Ltd., H Shares	354,000	287,367
COFCO Joycome Foods Ltd.(1)(2)	974,000	188,425
Concord New Energy Group Ltd.	1,440,000	99,548
Consun Pharmaceutical Group Ltd.	90,000	65,838
COSCO SHIPPING Energy Transportation Co. Ltd., Class H(2)	48,000	52,591
COSCO SHIPPING Holdings Co. Ltd., Class H	248,549	341,526
COSCO SHIPPING International Hong Kong Co. Ltd.	16,000	9,000
COSCO SHIPPING Ports Ltd.(2)	274,247	162,571
Country Garden Services Holdings Co. Ltd.	308,000	175,351
CPMC Holdings Ltd.	52,000	47,314
CSPC Pharmaceutical Group Ltd.	1,345,200	825,912
CSSC Hong Kong Shipping Co. Ltd.	248,000	48,295
Daqo New Energy Corp., ADR(1)(2)	9,201	135,531
Datang International Power Generation Co. Ltd., H Shares	6,000	1,145
Digital China Holdings Ltd.	152,000	62,436
Dongfeng Motor Group Co. Ltd., Class H(1)	356,000	95,667
Dongyue Group Ltd.	296,000	214,508
East Buy Holding Ltd.(1)(2)	36,000	59,550
Edvantage Group Holdings Ltd.	89,119	25,157
ENN Energy Holdings Ltd.	18,500	119,109
Essex Bio-technology Ltd.	21,000	6,322
EVA Precision Industrial Holdings Ltd.	114,000	9,729
Excellence Commercial Property & Facilities Management Group Ltd.	65,000	10,610
FIH Mobile Ltd.(1)(2)	284,000	29,805
FinVolution Group, ADR	40,616	215,265
First Tractor Co. Ltd., H Shares	84,000	84,922
Flat Glass Group Co. Ltd., H Shares	4,000	5,431
Fosun International Ltd.	299,000	154,716
Fountain SET Holdings Ltd.	6,000	460
Fu Shou Yuan International Group Ltd.	314,000	159,119
Fufeng Group Ltd.(2)	327,000	183,612
Fuyao Glass Industry Group Co. Ltd., H Shares	54,000	308,751
Ganfeng Lithium Group Co. Ltd., H Shares	16,480	36,303
GCL Technology Holdings Ltd.(1)	1,614,000	239,028
GDS Holdings Ltd., Class A(1)(2)	116,000	246,512
Geely Automobile Holdings Ltd.	1,174,000	1,313,858
Gemdale Properties & Investment Corp. Ltd.(2)	688,000	15,664
Genertec Universal Medical Group Co. Ltd.	174,000	99,392
8

Avantis Emerging Markets Equity Fund
	Shares	Value
GF Securities Co. Ltd., H Shares	111,600	$89,184
Goodbaby International Holdings Ltd.(1)	58,000	4,743
Grand Pharmaceutical Group Ltd.	271,500	153,170
Great Wall Motor Co. Ltd., H Shares	442,500	632,365
Greatview Aseptic Packaging Co. Ltd.	30,000	9,503
Greentown China Holdings Ltd.	259,500	204,615
Greentown Management Holdings Co. Ltd.	181,000	65,322
Guangdong Investment Ltd.	242,000	136,749
Guangzhou Automobile Group Co. Ltd., H Shares(2)	152,000	48,514
Guangzhou R&F Properties Co. Ltd., H Shares(1)(2)	346,800	33,166
Guotai Junan Securities Co. Ltd., H Shares(2)	4,400	4,679
H World Group Ltd., ADR	12,036	366,376
Haichang Ocean Park Holdings Ltd.(1)(2)	410,000	36,778
Haidilao International Holding Ltd.	165,000	274,571
Haier Smart Home Co. Ltd., H Shares	158,600	484,634
Hainan Meilan International Airport Co. Ltd., H Shares(1)(2)	20,000	17,605
Haitian International Holdings Ltd.	60,000	167,632
Haitong Securities Co. Ltd., H Shares	252,000	111,962
Hangzhou Tigermed Consulting Co. Ltd., H Shares(2)	1,700	6,409
Hansoh Pharmaceutical Group Co. Ltd.	190,000	484,591
Harbin Electric Co. Ltd., H Shares	92,000	27,697
Hebei Construction Group Corp. Ltd., H Shares(1)(2)	3,000	197
Hello Group, Inc., ADR	46,447	308,408
Hengan International Group Co. Ltd.	105,000	336,314
Hisense Home Appliances Group Co. Ltd., H Shares	84,000	216,579
Homeland Interactive Technology Ltd.	24,000	3,693
Hopson Development Holdings Ltd.(1)(2)	42,163	14,430
Hua Hong Semiconductor Ltd.	71,000	154,670
Huabao International Holdings Ltd.(2)	110,000	32,773
Huadian Power International Corp. Ltd., H Shares(2)	30,000	15,874
Huaneng Power International, Inc., H Shares	586,000	338,768
Huatai Securities Co. Ltd., H Shares	137,800	151,646
Huazhong In-Vehicle Holdings Co. Ltd.(2)	40,000	11,542
Hygeia Healthcare Holdings Co. Ltd.(1)	6,000	15,034
Industrial & Commercial Bank of China Ltd., H Shares	4,032,000	2,305,975
Ingdan, Inc.(1)	66,000	9,099
Inkeverse Group Ltd.	228,000	24,157
Innovent Biologics, Inc.(1)	15,000	81,306
iQIYI, Inc., ADR(1)	82,778	177,973
JD Health International, Inc.(1)	24,050	71,641
JD Logistics, Inc.(1)	386,300	468,966
JD.com, Inc., ADR	13,011	351,297
JD.com, Inc., Class A	4,138	55,930
Jiangsu Expressway Co. Ltd., H Shares	78,000	76,919
Jiangxi Copper Co. Ltd., H Shares	119,000	199,739
Jinchuan Group International Resources Co. Ltd.(2)	703,000	47,356
Jinke Smart Services Group Co. Ltd., H Shares(1)	11,000	11,834
Jinxin Fertility Group Ltd.(2)	391,500	118,291
Jiumaojiu International Holdings Ltd.(2)	77,000	25,426
JNBY Design Ltd.	48,000	82,664
JOYY, Inc., ADR	4,883	167,926
Jutal Offshore Oil Services Ltd.(1)	38,000	2,862
Kangji Medical Holdings Ltd.(2)	44,500	32,799
Kanzhun Ltd., ADR	3,034	37,804
9

Avantis Emerging Markets Equity Fund
	Shares	Value
KE Holdings, Inc., ADR	19,568	$290,389
Kingboard Holdings Ltd.	146,500	297,461
Kingboard Laminates Holdings Ltd.	170,500	135,402
Kingdee International Software Group Co. Ltd.(1)	84,000	65,771
Kingsoft Corp. Ltd.	45,600	124,681
Kuaishou Technology(1)	240,300	1,226,558
Kunlun Energy Co. Ltd.	290,000	289,882
KWG Group Holdings Ltd.(1)(2)	217,000	6,928
KWG Living Group Holdings Ltd.(1)	143,500	5,291
Lee & Man Paper Manufacturing Ltd.	218,000	60,704
Legend Biotech Corp., ADR(1)	725	41,724
Lenovo Group Ltd.	134,000	163,622
LexinFintech Holdings Ltd., ADR	25,901	44,809
Li Auto, Inc., ADR(1)(2)	39,306	764,895
Li Ning Co. Ltd.	45,500	84,455
Lifetech Scientific Corp.(1)(2)	302,000	54,466
Lingbao Gold Group Co. Ltd., Class H	84,000	31,790
Linklogis, Inc., Class B(2)	97,500	19,033
Longfor Group Holdings Ltd.	346,983	388,000
Lonking Holdings Ltd.	511,000	92,647
Luye Pharma Group Ltd.(1)(2)	526,500	205,450
LVGEM China Real Estate Investment Co. Ltd.(1)(2)	218,000	14,724
Maanshan Iron & Steel Co. Ltd., H Shares(1)(2)	4,000	512
Maoyan Entertainment(1)	3,800	2,998
Meituan, Class B(1)	159,010	2,406,044
Metallurgical Corp. of China Ltd., H Shares	5,000	876
Microport Cardioflow Medtech Corp.(1)(2)	45,000	3,724
Midea Real Estate Holding Ltd.(1)	119,400	113,772
Ming Yuan Cloud Group Holdings Ltd.(1)	32,000	7,807
MINISO Group Holding Ltd., ADR(2)	11,647	191,360
Minsheng Education Group Co. Ltd.(1)	34,000	806
Minth Group Ltd.(1)	142,000	225,501
MMG Ltd.(1)	1,409,600	400,701
Mobvista, Inc.(1)(2)	25,000	4,333
NetDragon Websoft Holdings Ltd.	59,500	80,231
NetEase, Inc., ADR	19,890	1,599,952
New China Life Insurance Co. Ltd., H Shares	188,600	408,209
New Oriental Education & Technology Group, Inc., ADR(1)	6,226	382,774
Newborn Town, Inc.(1)	126,000	46,291
Nexteer Automotive Group Ltd.	211,000	74,143
Nine Dragons Paper Holdings Ltd.(1)	245,000	95,448
NIO, Inc., ADR(1)	17,882	72,243
Noah Holdings Ltd., ADR	3,545	29,353
Nongfu Spring Co. Ltd., H Shares	57,400	207,334
Onewo, Inc., Class H(2)	23,900	53,008
Orient Overseas International Ltd.	19,000	262,983
PDD Holdings, Inc., ADR(1)	23,726	2,280,306
People's Insurance Co. Group of China Ltd., H Shares	603,000	227,567
Perennial Energy Holdings Ltd.	40,000	5,821
PetroChina Co. Ltd., Class H	1,592,400	1,436,212
Pharmaron Beijing Co. Ltd., H Shares	5,850	6,639
PICC Property & Casualty Co. Ltd., H Shares	260,000	336,725
Ping An Insurance Group Co. of China Ltd., H Shares	587,006	2,779,026
Poly Property Group Co. Ltd.	289,362	48,497
10

Avantis Emerging Markets Equity Fund
	Shares	Value
Poly Property Services Co. Ltd., Class H(2)	30,000	$98,750
Pop Mart International Group Ltd.	77,400	453,225
Postal Savings Bank of China Co. Ltd., H Shares	876,000	468,083
Powerlong Commercial Management Holdings Ltd.(2)	8,500	2,893
Q Technology Group Co. Ltd.(1)(2)	79,000	47,917
Qifu Technology, Inc., ADR	37,833	1,002,196
Qingling Motors Co. Ltd., H Shares(1)	6,000	378
Qudian, Inc., ADR(1)	37,345	68,715
Radiance Holdings Group Co. Ltd.(1)(2)	182,000	59,446
Road King Infrastructure Ltd.(1)(2)	5,000	580
Sany Heavy Equipment International Holdings Co. Ltd.(2)	160,000	92,300
Scholar Education Group(1)	5,000	3,502
Seazen Group Ltd.(1)(2)	936,000	187,384
Shandong Hi-Speed New Energy Group Ltd.(1)	20,000	4,173
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	100,400	57,042
Shanghai Chicmax Cosmetic Co. Ltd.(2)	15,000	72,971
Shanghai Conant Optical Co. Ltd., Class H	50,500	84,082
Shanghai Electric Group Co. Ltd., H Shares(1)	40,000	7,571
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares	15,500	24,720
Shanghai Haohai Biological Technology Co. Ltd., H Shares(2)	280	1,130
Shanghai Industrial Holdings Ltd.	114,000	166,129
Shanghai Industrial Urban Development Group Ltd.	1,600	75
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	49,200	67,876
Shenzhen Expressway Corp. Ltd., H Shares	72,000	61,929
Shenzhen International Holdings Ltd.	351,024	280,229
Shenzhen Investment Ltd.	268,000	26,810
Shenzhou International Group Holdings Ltd.	42,800	349,579
Shimao Services Holdings Ltd.(1)(2)	49,000	4,623
Shoucheng Holdings Ltd.(2)	113,200	19,110
Shougang Fushan Resources Group Ltd.	380,000	126,754
Shui On Land Ltd.	588,500	44,426
Sihuan Pharmaceutical Holdings Group Ltd.(1)	329,000	22,686
Simcere Pharmaceutical Group Ltd.(2)	173,000	130,724
Sino Biopharmaceutical Ltd.	523,000	214,684
Sino-Ocean Group Holding Ltd.(1)(2)	1,023,500	35,897
Sinopec Engineering Group Co. Ltd., H Shares	342,500	234,262
Sinopec Kantons Holdings Ltd.	30,000	16,670
Sinopec Shanghai Petrochemical Co. Ltd., Class H(1)	36,500	4,865
Sinopharm Group Co. Ltd., H Shares	117,200	271,232
Sinotrans Ltd., H Shares	4,000	1,816
Sinotruk Hong Kong Ltd.	53,000	132,233
Skyworth Group Ltd.	241,538	88,653
SOHO China Ltd.(1)	54,500	4,389
Sohu.com Ltd., ADR(1)	6,119	96,558
SSY Group Ltd.	320,000	158,148
Sun Art Retail Group Ltd.	316,000	56,572
Sun King Technology Group Ltd.(1)	24,000	2,889
Sunac Services Holdings Ltd.(2)	541,386	116,635
Sunny Optical Technology Group Co. Ltd.	34,300	210,254
TAL Education Group, ADR(1)	29,584	237,855
Tencent Holdings Ltd.	303,600	14,724,573
Tencent Music Entertainment Group, ADR	27,062	282,527
Tian Ge Interactive Holdings Ltd.	5,000	327
Tiangong International Co. Ltd.	202,000	44,350
11

Avantis Emerging Markets Equity Fund
	Shares	Value
Tianjin Port Development Holdings Ltd.	12,000	$921
Tianli International Holdings Ltd.	405,000	223,616
Tianneng Power International Ltd.(2)	156,000	111,086
Tingyi Cayman Islands Holding Corp.	210,000	281,261
Tong Ren Tang Technologies Co. Ltd., H Shares	71,000	44,960
Tongcheng Travel Holdings Ltd.	151,600	281,063
Tongda Group Holdings Ltd.(1)	745,000	7,143
Tongdao Liepin Group(1)	12,800	3,341
Topsports International Holdings Ltd.	344,000	127,414
TravelSky Technology Ltd., H Shares	61,000	75,432
Trip.com Group Ltd., ADR(1)	14,698	692,864
Tsaker New Energy Tech Co. Ltd.	72,500	8,059
Tsingtao Brewery Co. Ltd., H Shares	102,000	590,032
Tuya, Inc., ADR(1)	12,017	18,626
Uni-President China Holdings Ltd.	173,000	152,558
United Strength Power Holdings Ltd.(1)(2)	2,000	695
Up Fintech Holding Ltd., ADR(1)	5,669	20,635
Uxin Ltd., ADR(1)	13	18
Vipshop Holdings Ltd., ADR	55,067	690,540
Viva Biotech Holdings(1)	74,500	5,578
Vnet Group, Inc., ADR(1)(2)	33,995	94,506
Want Want China Holdings Ltd.	1,049,000	605,509
Wasion Holdings Ltd.	134,000	97,506
Weibo Corp., ADR	17,184	128,536
Weichai Power Co. Ltd., H Shares	103,000	157,542
Weilong Delicious Global Holdings Ltd.	50,400	46,492
West China Cement Ltd.	540,000	60,735
Wuling Motors Holdings Ltd.	160,000	6,934
WuXi AppTec Co. Ltd., H Shares	11,607	50,645
Wuxi Biologics Cayman, Inc.(1)	55,000	78,287
Xiabuxiabu Catering Management China Holdings Co. Ltd.(2)	132,500	17,109
Xin Point Holdings Ltd.	12,000	5,293
Xingda International Holdings Ltd.	30,896	5,110
Xinhua Winshare Publishing & Media Co. Ltd., H Shares	16,000	19,596
Xinte Energy Co. Ltd., H Shares(1)(2)	74,400	66,624
Xinyi Energy Holdings Ltd.(2)	454,800	44,183
Xinyi Solar Holdings Ltd.	872,541	338,341
XJ International Holdings Co. Ltd.(1)(2)	1,008,000	26,664
Xtep International Holdings Ltd.(2)	221,500	146,546
Xunlei Ltd., ADR(1)(2)	887	1,437
Yadea Group Holdings Ltd.	126,000	177,488
Yankuang Energy Group Co. Ltd., H Shares	339,300	439,688
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., H Shares(1)	77,400	98,083
Yidu Tech, Inc.(1)	31,400	13,322
Yihai International Holding Ltd.	130,000	194,382
Yixin Group Ltd.	164,000	15,465
Youdao, Inc., ADR(1)	285	940
Yuexiu Property Co. Ltd.	145,800	75,794
Yuexiu Services Group Ltd.	125,000	49,792
Yuexiu Transport Infrastructure Ltd.	198,000	90,468
Yum China Holdings, Inc.	14,356	485,376
Zengame Technology Holding Ltd.	102,000	33,997
Zhejiang Expressway Co. Ltd., H Shares	248,400	159,886
Zhengzhou Coal Mining Machinery Group Co. Ltd., H Shares	6,400	7,496
12

Avantis Emerging Markets Equity Fund
	Shares	Value
Zhongsheng Group Holdings Ltd.	62,500	$71,138
Zhongyu Energy Holdings Ltd.(1)(2)	54,000	31,966
Zhou Hei Ya International Holdings Co. Ltd.(1)(2)	84,000	16,103
Zhuguang Holdings Group Co. Ltd.(1)(2)	600,000	7,886
Zijin Mining Group Co. Ltd., H Shares	150,000	301,734
Zonqing Environmental Ltd.(2)	18,000	20,226
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	114,200	59,489
ZTO Express Cayman, Inc., ADR	58,473	1,253,661
		106,153,491
Colombia — 0.1%
BAC Holding International Corp.	3,792	272
Banco Davivienda SA, Preference Shares	3,823	15,910
Bancolombia SA	8,153	74,062
Bancolombia SA, ADR	3,845	127,231
Corp. Financiera Colombiana SA	3,119	9,459
Ecopetrol SA, ADR(2)	3,730	36,703
Grupo Argos SA	24,875	101,142
Grupo Aval Acciones y Valores SA, Preference Shares	3,792	386
Interconexion Electrica SA ESP	23,290	101,159
		466,324
Czech Republic — 0.1%
CEZ AS	9,873	377,097
Komercni Banka AS	3,192	108,246
Moneta Money Bank AS	28,138	135,415
		620,758
Egypt — 0.1%
Commercial International Bank - Egypt (CIB), GDR	304,526	511,294
Greece — 0.6%
Aegean Airlines SA	5,984	72,154
Alpha Services & Holdings SA	146,798	250,924
Athens International Airport SA	3,095	26,993
Eurobank Ergasias Services & Holdings SA, Class A	124,210	283,209
Fourlis Holdings SA	301	1,345
GEK TERNA SA(1)	7,575	146,687
Hellenic Telecommunications Organization SA	7,470	121,113
HELLENiQ ENERGY Holdings SA	17,532	138,356
Holding Co. ADMIE IPTO SA	16,873	39,829
Intrakat Technical & Energy Projects SA(1)	6,983	39,737
Intralot SA-Integrated Information Systems & Gaming Services(1)	15,819	20,985
Jumbo SA	4,852	122,702
LAMDA Development SA(1)	6,543	50,975
Metlen Energy & Metals SA	3,750	140,819
Motor Oil Hellas Corinth Refineries SA	4,992	119,771
National Bank of Greece SA	30,848	268,140
OPAP SA	5,522	95,438
Optima bank SA	11,715	168,139
Piraeus Financial Holdings SA	85,755	369,944
Public Power Corp. SA	15,145	194,522
Terna Energy SA	1,195	25,240
Titan Cement International SA	4,089	143,049
Viohalco SA	2,419	15,512
		2,855,583
Hong Kong — 0.1%
Ajisen China Holdings Ltd.	4,000	444
13

Avantis Emerging Markets Equity Fund
	Shares	Value
Asia Cement China Holdings Corp.	43,000	$11,673
BAIOO Family Interactive Ltd.(1)	74,000	2,053
Baozun, Inc., ADR(1)	1,003	2,297
Baozun, Inc., Class A(1)	1,700	1,305
Central China Management Co. Ltd.	18,000	191
China Beststudy Education Group(1)	17,000	5,855
China Energy Development Holdings Ltd.(1)	48,000	479
China Isotope & Radiation Corp.	2,200	2,923
China Maple Leaf Educational Systems Ltd.(1)	42,000	1,278
China Oil & Gas Group Ltd.(1)	40,000	1,057
China Renaissance Holdings Ltd.(1)(2)	32,700	42
China Shengmu Organic Milk Ltd.	55,000	1,292
China Shuifa Singyes Energy Holdings Ltd.(1)	66,000	2,646
China Xinhua Education Group Ltd.	17,000	1,298
China Youran Dairy Group Ltd.(1)(2)	98,000	14,394
China Yuhua Education Corp. Ltd.(1)	328,000	17,445
China Zhongwang Holdings Ltd.(1)(2)	81,088	8,735
CIFI Holdings Group Co. Ltd.(1)	282,880	9,508
Coolpad Group Ltd.(1)	372,000	2,147
Country Garden Holdings Co. Ltd.(1)(2)	1,063,210	59,993
Dawnrays Pharmaceutical Holdings Ltd.	7,000	1,008
Ever Sunshine Services Group Ltd.	90,000	19,868
GOME Retail Holdings Ltd.(1)	1,993,000	5,623
Hi Sun Technology China Ltd.(1)	57,000	2,521
Hilong Holding Ltd.(1)	302,000	3,282
Honliv Healthcare Management Group Co. Ltd.(1)	20,000	5,176
IMAX China Holding, Inc.(1)	4,700	4,678
JH Educational Technology, Inc.(1)	14,000	1,340
Jiayuan International Group Ltd.(1)	52,000	67
Lee & Man Chemical Co. Ltd.	4,000	1,848
Mulsanne Group Holding Ltd.(1)(2)	12,500	1,452
Pacific Millennium Packaging Group Corp.	2,000	1,616
Pou Sheng International Holdings Ltd.	90,000	6,822
Powerlong Real Estate Holdings Ltd.(1)	62,000	4,123
Prinx Chengshan Holdings Ltd.	6,000	6,372
PW Medtech Group Ltd.	7,000	979
Redco Properties Group Ltd.(1)(2)	22,000	28
Shanghai Pioneer Holding Ltd.	22,000	5,930
South Manganese Investment Ltd.(1)(2)	210,000	11,769
Trigiant Group Ltd.(1)	6,000	241
Truly International Holdings Ltd.	256,000	30,787
Venus MedTech Hangzhou, Inc., H Shares(1)	9,000	1,622
Viva Goods Company Ltd.	24,000	1,718
Wharf Holdings Ltd.	73,000	191,084
Yincheng International Holding Co. Ltd.(1)	4,000	1
Youzan Technology Ltd.(1)	80,000	723
		457,733
Hungary — 0.3%
Magyar Telekom Telecommunications PLC	36,278	104,744
MOL Hungarian Oil & Gas PLC	44,836	340,195
OTP Bank Nyrt	12,689	653,315
Richter Gedeon Nyrt	3,674	111,355
		1,209,609
14

Avantis Emerging Markets Equity Fund
	Shares	Value
India — 23.2%
20 Microns Ltd.	5,667	$21,407
360 ONE WAM Ltd.	10,948	140,005
3M India Ltd.	18	7,660
Aarti Industries Ltd.	21,152	158,317
Aarti Pharmalabs Ltd.	2,708	22,263
Aavas Financiers Ltd.(1)	6,784	139,202
ABB India Ltd.	1,079	102,173
ACC Ltd.	6,924	192,298
Accelya Solutions India Ltd.	926	19,396
Action Construction Equipment Ltd.	4,267	65,799
Adani Energy Solutions Ltd.(1)	13,550	162,755
Adani Enterprises Ltd.	8,518	306,582
Adani Green Energy Ltd.(1)	6,990	153,177
Adani Ports & Special Economic Zone Ltd.	23,162	409,412
Adani Power Ltd.(1)	54,617	411,648
Adani Total Gas Ltd.	8,578	84,834
Aditya Birla Capital Ltd.(1)	66,865	175,478
Aditya Birla Sun Life Asset Management Co. Ltd.	12,605	112,486
Aegis Logistics Ltd.	15,280	137,261
Agarwal Industrial Corp. Ltd.	1,367	20,055
AGI Greenpac Ltd.(1)	5,613	63,229
AIA Engineering Ltd.	2,717	139,273
Ajanta Pharma Ltd.	3,028	117,070
Akzo Nobel India Ltd.	222	9,167
Alembic Pharmaceuticals Ltd.	8,197	103,572
Alkyl Amines Chemicals	545	13,678
Allcargo Logistics Ltd.	39,128	32,673
Allcargo Terminals Ltd.	9,782	5,850
Allied Digital Services Ltd.	9,140	28,922
Alok Industries Ltd.(1)	30,788	10,025
Amara Raja Energy & Mobility Ltd.	19,399	352,011
Amber Enterprises India Ltd.(1)	2,886	153,936
Ambuja Cements Ltd.	25,656	188,804
Anand Rathi Wealth Ltd.	899	40,891
Anant Raj Ltd.	18,514	131,868
Andhra Paper Ltd.	3,214	21,683
Andhra Sugars Ltd.	20,345	27,948
Apar Industries Ltd.	2,902	317,536
APL Apollo Tubes Ltd.	12,471	217,406
Apollo Hospitals Enterprise Ltd.	4,263	352,333
Apollo Tyres Ltd.	57,378	337,631
Aptus Value Housing Finance India Ltd.	7,501	29,315
Archean Chemical Industries Ltd.	9,835	87,106
Arvind Ltd.	33,494	160,987
Arvind SmartSpaces Ltd.	2,390	21,162
Asahi India Glass Ltd.	5,950	45,036
Ashok Leyland Ltd.	72,030	220,197
Ashoka Buildcon Ltd.(1)	37,856	105,589
Asian Paints Ltd.	4,621	172,525
Aster DM Healthcare Ltd.	20,356	98,849
Astral Ltd.	2,185	50,054
AstraZeneca Pharma India Ltd.	87	6,836
Atul Ltd.	395	37,532
15

Avantis Emerging Markets Equity Fund
	Shares	Value
AU Small Finance Bank Ltd.	28,817	$236,700
AurionPro Solutions Ltd.	629	14,565
Aurobindo Pharma Ltd.	24,462	457,615
Aurum Proptech Ltd.(1)	376	954
Avanti Feeds Ltd.	9,135	73,896
Avenue Supermarts Ltd.(1)	2,943	172,783
Axis Bank Ltd., GDR	13,563	947,009
Bajaj Auto Ltd.	4,070	528,431
Bajaj Consumer Care Ltd.	15,148	47,674
Bajaj Electricals Ltd.	1,346	15,410
Bajaj Finance Ltd.	13,383	1,149,065
Bajaj Finserv Ltd.	14,235	302,706
Bajaj Hindusthan Sugar Ltd.(1)	221,576	112,790
Bajel Projects Ltd.(1)	5,663	18,202
Balaji Amines Ltd.	1,730	45,961
Balkrishna Industries Ltd.	8,777	296,285
Balrampur Chini Mills Ltd.	18,717	133,666
Banco Products India Ltd.	4,499	36,446
Bandhan Bank Ltd.	45,128	107,892
Bank of Maharashtra	85,420	63,752
BASF India Ltd.	1,301	102,207
Bata India Ltd.	8,303	143,929
Bayer CropScience Ltd.	1,833	137,529
BEML Ltd.	4,753	215,528
Berger Paints India Ltd.	8,059	54,891
Best Agrolife Ltd.	1,760	14,166
Bhansali Engineering Polymers Ltd.	4,258	8,404
Bharat Bijlee Ltd.	1,194	76,670
Bharat Electronics Ltd.	175,846	628,379
Bharat Forge Ltd.	21,353	403,858
Bharat Heavy Electricals Ltd.	85,846	297,186
Bharat Petroleum Corp. Ltd.	166,500	709,454
Bharat Rasayan Ltd.	217	33,270
Bharti Airtel Ltd.	26,351	499,392
Bharti Airtel Ltd.	1,882	26,777
Biocon Ltd.	11,885	50,851
Birla Corp. Ltd.	2,240	35,533
Birlasoft Ltd.	11,057	88,496
BLS International Services Ltd.	11,482	57,749
Blue Dart Express Ltd.	545	52,287
Blue Star Ltd.	5,032	102,356
Bombay Burmah Trading Co.	4,019	119,316
Bombay Dyeing & Manufacturing Co. Ltd.	5,830	14,993
Bosch Ltd.	143	55,236
Brigade Enterprises Ltd.	18,836	270,520
Brightcom Group Ltd.(1)	188,567	17,829
Britannia Industries Ltd.	5,178	361,721
BSE Ltd.	9,680	327,218
Can Fin Homes Ltd.	18,625	191,821
Canara Bank	152,390	202,901
Capacit'e Infraprojects Ltd.(1)	13,971	63,380
Caplin Point Laboratories Ltd.	1,037	23,563
Carborundum Universal Ltd.	1,148	20,879
Care Ratings Ltd.	1,529	17,725
16

Avantis Emerging Markets Equity Fund
	Shares	Value
Carysil Ltd.	1,860	$19,978
Castrol India Ltd.	72,396	228,880
Ceat Ltd.	4,196	138,000
Central Depository Services India Ltd.	6,824	116,891
Century Plyboards India Ltd.	4,675	43,884
Century Textiles & Industries Ltd.	3,854	109,968
Cera Sanitaryware Ltd.	402	44,187
CESC Ltd.	62,905	145,805
CG Power & Industrial Solutions Ltd.	12,716	105,520
Chambal Fertilisers & Chemicals Ltd.	40,425	250,788
Chemcon Speciality Chemicals Ltd.(1)	561	1,788
Chemplast Sanmar Ltd.(1)	17,320	103,708
Chennai Petroleum Corp. Ltd.	12,992	151,314
Cholamandalam Financial Holdings Ltd.	8,542	163,138
Cholamandalam Investment & Finance Co. Ltd.	34,106	592,272
CIE Automotive India Ltd.	11,356	79,243
Cigniti Technologies Ltd.	2,543	41,875
Cipla Ltd.	24,070	475,345
City Union Bank Ltd.	59,336	120,872
CMS Info Systems Ltd.	41,045	269,024
Coal India Ltd.	129,719	811,438
Cochin Shipyard Ltd.	19,208	432,595
Coforge Ltd.	586	44,391
Colgate-Palmolive India Ltd.	9,294	403,382
Computer Age Management Services Ltd.	5,036	255,707
Container Corp. of India Ltd.	11,799	135,752
Coromandel International Ltd.	14,242	298,670
Cosmo First Ltd.	5,636	52,520
Craftsman Automation Ltd.	1,243	89,554
CreditAccess Grameen Ltd.	5,896	85,779
Crompton Greaves Consumer Electricals Ltd.	25,183	143,182
Cummins India Ltd.	4,689	209,641
Cyient Ltd.	13,890	327,732
Dabur India Ltd.	25,853	196,375
Dalmia Bharat Ltd.	5,784	130,344
Dalmia Bharat Sugar & Industries Ltd.	1,638	9,154
Datamatics Global Services Ltd.	5,211	43,009
DB Corp. Ltd.	13,014	52,041
DCB Bank Ltd.	19,916	29,265
DCM Shriram Industries Ltd.	6,912	16,681
DCM Shriram Ltd.	6,921	95,057
Deepak Fertilisers & Petrochemicals Corp. Ltd.(1)	18,272	228,073
Deepak Nitrite Ltd.	5,774	200,331
Delta Corp. Ltd.	3,208	5,105
Devyani International Ltd.(1)	51,787	108,476
Dhani Services Ltd.(1)	50,141	34,369
Dilip Buildcon Ltd.	10,399	69,597
Dish TV India Ltd.(1)	221,711	39,020
Dishman Carbogen Amcis Ltd.(1)	4,829	11,686
Divi's Laboratories Ltd.	3,604	219,057
Dixon Technologies India Ltd.	2,520	395,637
DLF Ltd.	17,606	177,487
D-Link India Ltd.	5,282	37,115
Doms Industries Ltd.(1)	1,828	56,839
17

Avantis Emerging Markets Equity Fund
	Shares	Value
Dr. Lal PathLabs Ltd.	2,456	$100,161
Dr. Reddy's Laboratories Ltd., ADR	9,127	761,831
Dwarikesh Sugar Industries Ltd.(1)	31,044	28,366
Dynamatic Technologies Ltd.	70	6,658
eClerx Services Ltd.	2,545	88,121
Edelweiss Financial Services Ltd.	61,398	80,083
Eicher Motors Ltd.	5,971	353,365
EID Parry India Ltd.	19,067	188,682
EIH Ltd.	8,637	39,479
Elecon Engineering Co. Ltd.	16,414	121,698
Electrosteel Castings Ltd.	36,739	93,870
Emami Ltd.	34,735	337,001
Endurance Technologies Ltd.	938	27,706
Engineers India Ltd.	50,656	131,464
Epack Durable Ltd.(1)	9,840	29,736
Epigral Ltd.	2,722	60,385
EPL Ltd.	32,955	97,908
Equinox India Developments Ltd.(1)	46,013	72,906
Equitas Small Finance Bank Ltd.	54,033	52,336
Escorts Kubota Ltd.	4,276	196,496
Eveready Industries India Ltd.	9,278	50,508
Everest Industries Ltd.	1,312	17,703
Excel Industries Ltd.	1,451	26,157
Exide Industries Ltd.	50,863	298,721
FDC Ltd.(1)	1,453	9,409
Federal Bank Ltd.	223,489	518,571
Federal-Mogul Goetze India Ltd.(1)	5,784	30,112
FIEM Industries Ltd.	1,560	28,363
Filatex India Ltd.	43,459	32,897
Fine Organic Industries Ltd.	1,435	91,491
Finolex Cables Ltd.	4,004	69,312
Finolex Industries Ltd.(1)	51,489	191,442
Force Motors Ltd.	351	34,862
Fortis Healthcare Ltd.	37,085	243,779
G R Infraprojects Ltd.(1)	3,545	64,736
Gabriel India Ltd.	10,034	65,706
GAIL India Ltd.	89,154	252,873
Galaxy Surfactants Ltd.	260	9,116
Garden Reach Shipbuilders & Engineers Ltd.	6,385	138,144
Garware Technical Fibres Ltd.	298	13,626
Geojit Financial Services Ltd.	25,322	39,807
GHCL Ltd.	11,424	95,213
GHCL Textiles Ltd.	5,163	6,655
GIC Housing Finance Ltd.	7,865	22,500
Gillette India Ltd.	534	56,511
GlaxoSmithKline Pharmaceuticals Ltd.	1,424	46,600
Glenmark Pharmaceuticals Ltd.	18,841	389,195
Globus Spirits Ltd.	1,530	19,566
GMM Pfaudler Ltd.	1,964	32,138
GMR Airports Infrastructure Ltd.(1)	115,370	130,146
GMR Power & Urban Infra Ltd.(1)	12,421	20,492
GNA Axles Ltd.	1,572	8,070
Godawari Power & Ispat Ltd.	12,754	144,492
Godrej Agrovet Ltd.	8,470	78,986
18

Avantis Emerging Markets Equity Fund
	Shares	Value
Godrej Consumer Products Ltd.	6,465	$114,095
Godrej Industries Ltd.(1)	830	10,034
Godrej Properties Ltd.(1)	3,460	120,115
Gokaldas Exports Ltd.	13,513	151,367
Gokul Agro Resources Ltd.(1)	10,602	32,766
Granules India Ltd.	14,660	125,562
Graphite India Ltd.	10,458	64,503
Grasim Industries Ltd.	11,024	354,876
Great Eastern Shipping Co. Ltd.	25,386	403,969
Greaves Cotton Ltd.	10,035	20,126
Greenpanel Industries Ltd.	7,398	34,943
Greenply Industries Ltd.	8,512	38,975
Grindwell Norton Ltd.	1,041	30,252
Gujarat Alkalies & Chemicals Ltd.	3,254	29,877
Gujarat Ambuja Exports Ltd.	30,364	51,841
Gujarat Fluorochemicals Ltd.	757	28,644
Gujarat Gas Ltd.	22,547	163,231
Gujarat Industries Power Co. Ltd.	9,040	26,195
Gujarat Mineral Development Corp. Ltd.	9,795	43,136
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	12,684	103,366
Gujarat Pipavav Port Ltd.	57,229	153,908
Gujarat State Fertilizers & Chemicals Ltd.	38,670	106,221
Gujarat State Petronet Ltd.	30,729	162,267
Gulf Oil Lubricants India Ltd.	3,411	57,585
Hathway Cable & Datacom Ltd.(1)	53,179	13,396
Havells India Ltd.	12,746	288,726
HCL Technologies Ltd.	49,507	1,035,158
HDFC Asset Management Co. Ltd.	8,839	465,988
HDFC Bank Ltd.	104,077	2,035,215
HDFC Life Insurance Co. Ltd.	10,253	90,344
HEG Ltd.	1,842	43,898
HeidelbergCement India Ltd.	18,473	50,883
Heritage Foods Ltd.	14,642	98,345
Hero MotoCorp Ltd.	13,553	882,501
HFCL Ltd.	55,288	98,635
HG Infra Engineering Ltd.	4,795	89,411
Hikal Ltd.	6,930	27,207
HIL Ltd.	531	18,052
Himadri Speciality Chemical Ltd., ADR	43,396	271,005
Himatsingka Seide Ltd.(1)	1,947	3,446
Hindalco Industries Ltd.	142,996	1,198,207
Hinduja Global Solutions Ltd.	630	6,850
Hindustan Aeronautics Ltd.	5,250	293,227
Hindustan Construction Co. Ltd.(1)	50,687	28,556
Hindustan Copper Ltd.	37,545	149,066
Hindustan Oil Exploration Co. Ltd.(1)	12,291	38,470
Hindustan Petroleum Corp. Ltd.	37,549	187,497
Hindustan Unilever Ltd.	16,385	542,827
Hitachi Energy India Ltd.	989	142,561
HI-Tech Pipes Ltd.	9,351	21,603
Home First Finance Co. India Ltd.	5,952	81,894
Honda India Power Products Ltd.	797	36,583
Housing & Urban Development Corp. Ltd.	16,313	54,641
Huhtamaki India Ltd.	5,133	24,933
19

Avantis Emerging Markets Equity Fund
	Shares	Value
I G Petrochemicals Ltd.	1,499	$12,053
ICICI Bank Ltd., ADR	69,459	2,035,843
ICICI Lombard General Insurance Co. Ltd.	7,483	191,401
ICICI Prudential Life Insurance Co. Ltd.	9,480	85,145
ICICI Securities Ltd.	11,993	117,866
IDFC First Bank Ltd.(1)	227,289	200,180
IDFC Ltd.	117,456	156,786
IFCI Ltd.(1)	199,888	178,767
IIFL Finance Ltd.	29,022	157,859
IIFL Securities Ltd.	30,688	100,965
India Cements Ltd.(1)	22,426	96,944
India Glycols Ltd.	2,874	47,630
India Shelter Finance Corp. Ltd.(1)	2,795	24,576
IndiaMart InterMesh Ltd.	2,868	102,625
Indian Bank	32,035	216,452
Indian Energy Exchange Ltd.	51,181	124,349
Indian Hotels Co. Ltd.	34,514	266,807
Indian Hume Pipe Co. Ltd.	4,662	29,898
Indian Metals & Ferro Alloys Ltd.	3,462	27,576
Indian Oil Corp. Ltd.	229,124	483,986
Indian Railway Catering & Tourism Corp. Ltd.	9,660	107,497
Indian Renewable Energy Development Agency Ltd.(1)	32,696	94,149
Indo Count Industries Ltd.	10,682	52,101
Indraprastha Gas Ltd.	27,523	181,498
Indraprastha Medical Corp. Ltd.	12,310	58,210
Indus Towers Ltd.(1)	85,893	469,775
IndusInd Bank Ltd.	9,329	158,558
Info Edge India Ltd.	3,310	303,206
Infosys Ltd., ADR(2)	166,892	3,885,246
Ingersoll Rand India Ltd.	307	15,435
INOX India Ltd.(1)	1,693	23,768
Intellect Design Arena Ltd.	9,903	117,278
InterGlobe Aviation Ltd.(1)	4,946	284,510
IOL Chemicals & Pharmaceuticals Ltd.	943	4,965
ION Exchange India Ltd.(1)	5,549	42,931
Ipca Laboratories Ltd.	11,799	194,815
IRB Infrastructure Developers Ltd.	90,820	68,661
IRCON International Ltd.	61,079	190,407
ISGEC Heavy Engineering Ltd.	3,753	61,727
ITD Cementation India Ltd.	23,620	156,355
J Kumar Infraprojects Ltd.	6,357	64,493
Jagran Prakashan Ltd.(1)	9,956	11,410
Jai Corp. Ltd.	9,007	39,817
Jain Irrigation Systems Ltd.(1)	33,922	28,607
Jaiprakash Associates Ltd.(1)	47,432	4,694
Jaiprakash Power Ventures Ltd.(1)	337,329	72,181
Jammu & Kashmir Bank Ltd.	68,191	89,346
Jamna Auto Industries Ltd.	52,330	78,443
JB Chemicals & Pharmaceuticals Ltd.	3,215	74,888
Jindal Poly Films Ltd.	1,475	14,098
Jindal Saw Ltd.	19,388	157,663
Jindal Stainless Ltd.	56,432	534,212
Jindal Steel & Power Ltd.	15,097	174,523
Jio Financial Services Ltd.(1)	191,278	733,030
20

Avantis Emerging Markets Equity Fund
	Shares	Value
JK Cement Ltd.	4,664	$247,821
JK Lakshmi Cement Ltd.	8,876	83,389
JK Paper Ltd.	25,337	138,585
JK Tyre & Industries Ltd.	14,652	70,066
JM Financial Ltd.	90,263	114,869
JSW Energy Ltd.	27,628	234,230
JSW Steel Ltd.	54,485	611,209
Jubilant Foodworks Ltd.	40,011	310,379
Jubilant Ingrevia Ltd.	12,275	96,251
Jubilant Pharmova Ltd.	7,752	84,989
Just Dial Ltd.(1)	979	14,621
Jyothy Labs Ltd.	4,782	30,803
Kajaria Ceramics Ltd.	4,758	76,627
Kalpataru Projects International Ltd.	19,004	304,946
Kalyan Jewellers India Ltd.	4,962	36,390
Kansai Nerolac Paints Ltd.	3,508	12,416
Karnataka Bank Ltd.(1)	27,461	74,489
Karur Vysya Bank Ltd.	88,527	234,207
Kaveri Seed Co. Ltd.	3,557	44,524
KCP Ltd.	19,748	55,101
KEC International Ltd.	29,700	335,423
KEI Industries Ltd.	948	52,084
Kellton Tech Solutions Ltd.(1)	7,681	14,106
Kennametal India Ltd.	279	10,422
Kfin Technologies Ltd.	4,403	54,585
Kirloskar Brothers Ltd.	2,915	62,828
Kirloskar Ferrous Industries Ltd.	11,193	91,914
Kirloskar Oil Engines Ltd.	9,101	144,867
KNR Constructions Ltd.	12,064	47,707
Kolte-Patil Developers Ltd.	1,397	7,318
Kopran Ltd.	1,454	5,183
Kotak Mahindra Bank Ltd.	50,644	1,075,530
KPI Green Energy Ltd.	5,812	62,758
KPIT Technologies Ltd.	15,137	328,082
KPR Mill Ltd.	5,470	55,300
KRBL Ltd.(1)	8,855	32,316
L&T Finance Ltd.	123,051	248,344
L&T Technology Services Ltd.	955	65,141
LA Opala RG Ltd.	4,256	16,844
Larsen & Toubro Ltd.	32,418	1,432,960
Laurus Labs Ltd.	27,240	152,679
Laxmi Organic Industries Ltd.	9,359	33,246
LG Balakrishnan & Bros Ltd.	4,509	74,080
LIC Housing Finance Ltd.	37,996	305,565
Linde India Ltd.	348	30,016
Lloyds Metals & Energy Ltd.	10,764	99,332
LT Foods Ltd.	21,706	98,203
LTIMindtree Ltd.	3,442	252,891
Lupin Ltd.	15,997	427,571
LUX Industries Ltd.	1,558	44,197
Macrotech Developers Ltd.	6,267	93,669
Mahanagar Gas Ltd.	7,578	162,073
Maharashtra Scooters Ltd.	167	19,372
Maharashtra Seamless Ltd.	7,016	56,177
21

Avantis Emerging Markets Equity Fund
	Shares	Value
Mahindra & Mahindra Financial Services Ltd.	53,466	$200,337
Mahindra & Mahindra Ltd.	70,459	2,360,185
Mahindra Holidays & Resorts India Ltd.(1)	11,646	56,640
Mahindra Lifespace Developers Ltd.	2,988	20,270
Mahindra Logistics Ltd.	3,262	19,398
Maithan Alloys Ltd.	2,266	31,121
Man Infraconstruction Ltd.	17,927	42,193
Manali Petrochemicals Ltd.	9,199	9,956
Manappuram Finance Ltd.	129,055	332,388
Mangalam Cement Ltd.	1,245	15,139
Mankind Pharma Ltd.(1)	2,196	65,179
Marico Ltd.	33,427	257,851
Marksans Pharma Ltd.(1)	42,291	120,813
Maruti Suzuki India Ltd.	4,302	637,027
MAS Financial Services Ltd.	4,887	16,915
Matrimony.com Ltd.	690	6,191
Max Financial Services Ltd.(1)	22,668	290,378
Max Healthcare Institute Ltd.	21,114	217,196
Mayur Uniquoters Ltd.	3,364	24,701
Mazagon Dock Shipbuilders Ltd.	3,870	196,149
Medplus Health Services Ltd.(1)	3,363	27,262
Meghmani Organics Ltd.(1)	14,945	17,959
Metropolis Healthcare Ltd.	1,019	26,013
Minda Corp. Ltd.	8,086	54,730
Mirza International Ltd.(1)	9,808	5,133
MOIL Ltd.	7,182	34,304
Motherson Sumi Wiring India Ltd.	46,208	38,831
Motilal Oswal Financial Services Ltd.	22,344	191,995
Mphasis Ltd.	12,490	462,219
MRF Ltd.	187	300,767
Mrs Bectors Food Specialities Ltd.	1,497	28,714
Muthoot Finance Ltd.	14,957	350,534
Narayana Hrudayalaya Ltd.	5,794	87,686
Natco Pharma Ltd.	10,997	202,006
National Aluminium Co. Ltd.	141,463	308,409
Nava Ltd.	11,704	132,941
Navin Fluorine International Ltd.	5,282	207,772
NCC Ltd.	106,551	405,556
NELCO Ltd.	1,884	27,505
NESCO Ltd.	1,414	15,952
Nestle India Ltd.	8,314	247,853
Netweb Technologies India Ltd.	1,322	42,935
Neuland Laboratories Ltd.	759	113,160
Newgen Software Technologies Ltd.	3,928	52,266
NHPC Ltd.	154,547	176,942
NIIT Learning Systems Ltd.	7,767	45,855
NIIT Ltd.	9,326	18,694
Nippon Life India Asset Management Ltd.	13,564	108,936
NLC India Ltd.	29,084	95,561
NMDC Ltd.	47,531	126,317
NOCIL Ltd.	17,520	59,084
NTPC Ltd.	246,931	1,224,510
Nucleus Software Exports Ltd.	1,557	26,044
Nuvama Wealth Management Ltd.	1,475	113,390
22

Avantis Emerging Markets Equity Fund
	Shares	Value
Oberoi Realty Ltd.	6,424	$135,774
Oil & Natural Gas Corp. Ltd.	191,593	756,634
Oil India Ltd.	72,757	642,962
One 97 Communications Ltd.(1)	27,542	204,546
OnMobile Global Ltd.(1)	3,493	3,543
Oracle Financial Services Software Ltd.	2,888	378,340
Orient Cement Ltd.	26,643	97,049
Orient Electric Ltd.	31,070	99,395
Page Industries Ltd.	556	281,937
Paisalo Digital Ltd.	72,148	54,831
Panama Petrochem Ltd.	4,381	21,691
Paradeep Phosphates Ltd.	39,801	39,602
PB Fintech Ltd.(1)	6,905	145,657
PC Jeweller Ltd.(1)	24,410	32,402
PCBL Ltd.	28,612	167,040
Pearl Global Industries Ltd.	4,412	54,120
Pennar Industries Ltd.(1)	21,103	44,801
Persistent Systems Ltd.	7,634	470,997
Petronet LNG Ltd.	90,016	394,588
Phoenix Mills Ltd.	2,636	118,554
PI Industries Ltd.	7,265	389,767
Pidilite Industries Ltd.	3,031	112,981
Piramal Enterprises Ltd.	7,885	98,126
Piramal Pharma Ltd.	18,577	41,894
Pitti Engineering Ltd.(1)	4,470	72,882
PNB Housing Finance Ltd.(1)	19,386	226,096
PNC Infratech Ltd.	17,907	96,282
Pokarna Ltd.	2,667	29,643
Polycab India Ltd.	1,929	156,795
Polyplex Corp. Ltd.	3,736	55,474
Pondy Oxides & Chemicals Ltd.	1,907	40,922
Power Finance Corp. Ltd.	143,742	942,202
Power Grid Corp. of India Ltd.	301,760	1,215,411
Power Mech Projects Ltd.	755	61,207
Praj Industries Ltd.	14,187	129,729
Prakash Industries Ltd.(1)	19,193	50,503
Prakash Pipes Ltd.	3,503	26,046
Precision Camshafts Ltd.	8,326	24,292
Prestige Estates Projects Ltd.	8,021	173,490
Pricol Ltd.(1)	15,569	96,057
Prime Focus Ltd.(1)	11,944	20,381
Prince Pipes & Fittings Ltd.(1)	10,830	75,979
Prism Johnson Ltd.(1)	6,392	12,563
Prudent Corporate Advisory Services Ltd.(1)	1,266	36,778
PSP Projects Ltd.	2,983	24,305
PTC India Ltd.	56,480	143,236
Punjab National Bank	135,752	188,596
Quess Corp. Ltd.	6,356	59,376
Railtel Corp. of India Ltd.	23,973	140,439
Rain Industries Ltd.	40,242	81,495
Rajesh Exports Ltd.(1)	5,055	17,644
Rallis India Ltd.	2,331	9,795
Ramco Cements Ltd.	13,177	130,588
Ramkrishna Forgings Ltd.	14,795	170,805
23

Avantis Emerging Markets Equity Fund
	Shares	Value
Ramky Infrastructure Ltd.(1)	5,433	$46,179
Rashtriya Chemicals & Fertilizers Ltd.	39,385	94,582
RattanIndia Power Ltd.(1)	123,095	23,776
Raymond Consumer Care Ltd.(1)	6,079	109,273
Raymond Ltd.	7,599	179,957
RBL Bank Ltd.	83,585	227,033
REC Ltd.	148,289	1,095,803
Redington Ltd.	104,302	251,366
Redtape Ltd.(1)	9,808	79,325
Relaxo Footwears Ltd.	466	4,429
Reliance Industrial Infrastructure Ltd.	626	8,897
Reliance Industries Ltd., GDR	42,273	2,986,581
Reliance Infrastructure Ltd.(1)	38,258	95,515
Reliance Power Ltd.(1)	428,008	156,521
Repco Home Finance Ltd.	8,841	55,165
Rico Auto Industries Ltd.	24,063	34,946
RITES Ltd.	9,491	73,526
RPG Life Sciences Ltd.	650	16,346
Rupa & Co. Ltd.(1)	2,495	9,831
Safari Industries India Ltd.	562	16,594
Sammaan Capital Ltd.	54,013	104,337
Samvardhana Motherson International Ltd.	238,188	555,382
Sandhar Technologies Ltd.	3,964	28,812
Sanghvi Movers Ltd.	3,631	38,875
Sanofi Consumer Healthcare India Ltd.(1)	867	43,645
Sanofi India Ltd.	867	70,370
Sansera Engineering Ltd.	8,496	152,265
Sapphire Foods India Ltd.(1)	5,180	102,980
Sarda Energy & Minerals Ltd.	20,467	85,739
Saregama India Ltd.	1,980	12,015
SBI Cards & Payment Services Ltd.	6,809	58,727
SBI Life Insurance Co. Ltd.	8,184	180,492
Schaeffler India Ltd.	875	41,184
Schneider Electric Infrastructure Ltd.(1)	4,184	41,544
SEAMEC Ltd.(1)	2,359	44,737
Selan Exploration Technology Ltd.(1)	1,229	14,344
Shaily Engineering Plastics Ltd.(1)	748	9,419
Sharda Cropchem Ltd.	3,173	21,283
Shipping Corp. of India Land & Assets Ltd.(1)	5,563	5,718
Shipping Corp. of India Ltd.	36,362	116,923
Shoppers Stop Ltd.(1)	2,091	20,222
Shree Cement Ltd.	650	197,582
Shree Renuka Sugars Ltd.(1)	13,699	8,169
Shriram Finance Ltd.	27,752	1,062,187
Shyam Metalics & Energy Ltd.	6,663	63,403
Siemens Ltd.	1,247	102,535
SJS Enterprises Ltd.	3,248	37,873
SJVN Ltd.	41,004	65,319
SKF India Ltd.	1,718	108,198
Skipper Ltd.	7,117	35,478
Sobha Ltd.	8,562	172,593
Sobha Ltd.	1,093	11,243
Solar Industries India Ltd.	454	58,085
Sona Blw Precision Forgings Ltd.	13,633	111,149
24

Avantis Emerging Markets Equity Fund
	Shares	Value
Sonata Software Ltd.	26,654	$211,784
South Indian Bank Ltd.	214,828	65,574
Southern Petrochemical Industries Corp. Ltd.	17,726	18,578
Spandana Sphoorty Financial Ltd.(1)	2,425	18,163
SRF Ltd.	5,107	156,262
Star Cement Ltd.(1)	19,725	53,667
State Bank of India, GDR	8,938	871,702
Steel Strips Wheels Ltd.(1)	10,643	28,866
Sterling & Wilson Renewable(1)	4,243	34,067
Sterling Tools Ltd.	2,980	18,058
Sterlite Technologies Ltd.(1)	13,985	21,966
Strides Pharma Science Ltd.(1)	7,242	115,708
Sudarshan Chemical Industries Ltd.	8,677	106,818
Sumitomo Chemical India Ltd.	4,396	26,811
Sun Pharmaceutical Industries Ltd.	15,985	347,285
Sun TV Network Ltd.	13,399	131,252
Sundaram Finance Ltd.	2,052	123,462
Sundram Fasteners Ltd.	6,323	101,984
Sunflag Iron & Steel Co. Ltd.(1)	6,118	15,714
Sunteck Realty Ltd.(1)	3,995	27,149
Supreme Industries Ltd.	4,071	256,637
Supreme Petrochem Ltd.	13,676	140,221
Surya Roshni Ltd.	7,250	58,416
Suryoday Small Finance Bank Ltd.(1)	13,374	30,505
Suven Pharmaceuticals Ltd.(1)	14,062	180,413
Suzlon Energy Ltd.(1)	246,707	223,243
Syngene International Ltd.	11,018	114,133
Tamil Nadu Newsprint & Papers Ltd.	7,235	19,742
Tamilnadu Petroproducts Ltd.	7,021	8,308
Tanla Platforms Ltd.	12,047	133,488
Tata Chemicals Ltd.	18,243	235,426
Tata Communications Ltd.	9,129	213,548
Tata Consultancy Services Ltd.	34,569	1,878,030
Tata Consumer Products Ltd.	10,750	153,892
Tata Elxsi Ltd.	1,108	105,718
Tata Investment Corp. Ltd.	1,603	139,149
Tata Motors Ltd.	112,410	1,490,009
Tata Motors Ltd.(1)	21,596	286,157
Tata Power Co. Ltd.	66,073	342,361
Tata Steel Ltd.	655,080	1,194,340
Tata Teleservices Maharashtra Ltd.(1)	18,159	21,045
TCI Express Ltd.	457	6,153
TeamLease Services Ltd.(1)	553	20,775
Tech Mahindra Ltd.	16,861	329,573
Tega Industries Ltd.	772	15,724
Thanga Mayil Jewellery Ltd.	562	13,643
Thermax Ltd.	3,782	196,963
Thirumalai Chemicals Ltd.	10,204	41,012
Thomas Cook India Ltd.	37,139	102,157
Thyrocare Technologies Ltd.	472	4,848
Tide Water Oil Co. India Ltd.	360	11,216
Time Technoplast Ltd.	12,032	57,524
Tips Industries Ltd.	6,176	55,428
Titagarh Rail System Ltd.	11,407	193,580
25

Avantis Emerging Markets Equity Fund
	Shares	Value
Titan Co. Ltd.	7,266	$308,936
Torrent Pharmaceuticals Ltd.	8,544	355,097
Torrent Power Ltd.	13,079	271,981
Tourism Finance Corp. of India Ltd.	16,582	35,357
TransIndia Real Estate Ltd.	9,782	5,684
Transport Corp. of India Ltd.	1,642	21,265
Trent Ltd.	4,282	364,996
Trident Ltd.	188,086	82,953
Triveni Engineering & Industries Ltd.	12,778	72,618
Triveni Turbine Ltd.	9,259	79,419
TTK Prestige Ltd.	2,696	30,134
Tube Investments of India Ltd.	4,500	216,395
TV Today Network Ltd.	2,282	7,404
TV18 Broadcast Ltd.(1)	50,440	30,780
TVS Motor Co. Ltd.	3,225	108,170
Uflex Ltd.	10,549	96,107
Ujjivan Small Finance Bank Ltd.	138,471	72,473
UltraTech Cement Ltd.	4,249	572,882
Union Bank of India Ltd.	62,812	91,044
United Spirits Ltd.	13,234	232,630
UNO Minda Ltd.	9,825	137,639
UPL Ltd.	69,004	492,058
Usha Martin Ltd.	12,880	50,887
UTI Asset Management Co. Ltd.	5,255	71,827
VA Tech Wabag Ltd.(1)	4,180	63,528
Vaibhav Global Ltd.	1,025	3,884
Valiant Organics Ltd.(1)	1,671	8,182
Vardhman Textiles Ltd.	23,963	141,458
Varun Beverages Ltd.	15,462	276,677
Vedant Fashions Ltd.	1,976	29,453
Vedanta Ltd.	153,257	855,129
Venky's India Ltd.	238	6,637
V-Guard Industries Ltd.	15,534	84,983
Vijaya Diagnostic Centre Pvt Ltd.	4,126	44,908
Vinati Organics Ltd.	654	15,360
VIP Industries Ltd.	1,621	9,412
Vishnu Chemicals Ltd.(1)	3,320	15,914
VL E-Governance & IT Solutions Ltd.(1)	3,184	4,368
V-Mart Retail Ltd.(1)	1,111	47,652
Vodafone Idea Ltd.(1)	232,783	43,410
Voltamp Transformers Ltd.	484	81,463
Voltas Ltd.	5,043	104,890
VRL Logistics Ltd.(1)	6,022	38,050
Waaree Renewable Technologies Ltd.	3,549	65,011
Welspun Corp. Ltd.	23,565	199,476
Welspun Enterprises Ltd.	17,802	124,869
Welspun Living Ltd.	41,434	95,360
West Coast Paper Mills Ltd.	5,873	42,695
Westlife Foodworld Ltd.(1)	3,809	37,368
Wipro Ltd., ADR(2)	60,349	388,044
WNS Holdings Ltd.(1)	1,577	93,358
Wockhardt Ltd.(1)	5,670	71,262
Yes Bank Ltd.(1)	673,890	190,071
Zee Entertainment Enterprises Ltd.(1)	65,242	109,499
26

Avantis Emerging Markets Equity Fund
	Shares	Value
Zen Technologies Ltd.	3,974	$80,668
Zensar Technologies Ltd.	22,776	208,523
Zomato Ltd.(1)	118,486	353,555
		111,800,965
Indonesia — 1.9%
ABM Investama Tbk. PT	109,100	33,326
Adaro Energy Indonesia Tbk. PT	2,109,500	485,785
Adhi Karya Persero Tbk. PT(1)	245,413	4,829
Adi Sarana Armada Tbk. PT	73,600	3,524
Agung Podomoro Land Tbk. PT(1)	80,200	632
AKR Corporindo Tbk. PT	232,500	22,497
Alam Sutera Realty Tbk. PT(1)	534,300	6,680
Amman Mineral Internasional PT(1)	313,800	216,659
Aneka Tambang Tbk. PT	921,400	82,807
Aspirasi Hidup Indonesia Tbk. PT	891,700	41,201
Astra Agro Lestari Tbk. PT	40,600	15,915
Astra International Tbk. PT	1,595,300	526,123
Astra Otoparts Tbk. PT	140,800	20,108
Bank BTPN Syariah Tbk. PT	433,300	35,536
Bank Bukopin Tbk. PT(1)	1,089,998	4,440
Bank Central Asia Tbk. PT	1,336,800	891,239
Bank China Construction Bank Indonesia Tbk. PT(1)	357,900	1,761
Bank Jago Tbk. PT(1)	91,000	16,913
Bank Mandiri Persero Tbk. PT	2,470,000	1,141,377
Bank Negara Indonesia Persero Tbk. PT	1,048,500	362,806
Bank Pan Indonesia Tbk. PT(1)	266,100	24,113
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	248,200	15,985
Bank Pembangunan Daerah Jawa Timur Tbk. PT	113,500	4,182
Bank Rakyat Indonesia Persero Tbk. PT	1,998,397	665,378
Bank Syariah Indonesia Tbk. PT	68,639	11,785
Bank Tabungan Negara Persero Tbk. PT	736,545	67,232
Barito Pacific Tbk. PT	799,015	59,100
BFI Finance Indonesia Tbk. PT	1,086,800	71,355
Blue Bird Tbk. PT	139,500	16,281
Buana Lintas Lautan Tbk. PT(1)	553,700	3,798
Bukalapak.com Tbk. PT(1)	3,493,700	26,493
Bukit Asam Tbk. PT	797,500	140,786
Bumi Resources Minerals Tbk. PT(1)	5,563,500	58,295
Bumi Resources Tbk. PT(1)	1,787,700	10,306
Bumi Serpong Damai Tbk. PT(1)	732,100	60,894
Buyung Poetra Sembada PT	68,000	540
Chandra Asri Pacific Tbk. PT	151,800	97,992
Charoen Pokphand Indonesia Tbk. PT	239,100	75,117
Ciputra Development Tbk. PT	1,125,200	94,537
Delta Dunia Makmur Tbk. PT	1,482,300	69,948
Dharma Polimetal Tbk. PT	280,300	19,669
Dharma Satya Nusantara Tbk. PT	1,502,300	76,862
Elang Mahkota Teknologi Tbk. PT	620,200	16,136
Elnusa Tbk. PT	960,900	29,861
ESSA Industries Indonesia Tbk. PT	1,274,800	73,351
Gajah Tunggal Tbk. PT	529,400	45,210
Global Mediacom Tbk. PT(1)	881,800	13,009
GoTo Gojek Tokopedia Tbk. PT(1)	9,758,100	32,846
Harum Energy Tbk. PT(1)	351,900	30,501
27

Avantis Emerging Markets Equity Fund
	Shares	Value
Indah Kiat Pulp & Paper Tbk. PT	331,800	$173,968
Indika Energy Tbk. PT	278,900	26,355
Indo Tambangraya Megah Tbk. PT	76,500	134,642
Indofood CBP Sukses Makmur Tbk. PT	52,300	38,862
Indofood Sukses Makmur Tbk. PT	107,100	47,510
Indosat Tbk. PT	103,000	69,154
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	1,000,352	42,709
Japfa Comfeed Indonesia Tbk. PT(1)	1,084,600	111,956
Jasa Marga Persero Tbk. PT	327,800	113,647
Kalbe Farma Tbk. PT	716,700	76,481
Lippo Karawaci Tbk. PT(1)	765,000	3,912
Malindo Feedmill Tbk. PT(1)	13,400	702
Map Aktif Adiperkasa PT	1,150,500	64,708
Matahari Department Store Tbk. PT	145,500	15,742
Medco Energi Internasional Tbk. PT	1,380,640	112,071
Media Nusantara Citra Tbk. PT(1)	1,273,900	26,877
Medikaloka Hermina Tbk. PT	527,400	44,356
Merdeka Copper Gold Tbk. PT(1)	237,551	36,126
Mitra Adiperkasa Tbk. PT	1,428,700	138,080
Mitra Keluarga Karyasehat Tbk. PT	115,400	22,862
Mitra Pinasthika Mustika Tbk. PT	157,800	10,519
Pabrik Kertas Tjiwi Kimia Tbk. PT	201,400	96,412
Pakuwon Jati Tbk. PT	1,083,400	33,391
Panin Financial Tbk. PT(1)	1,773,800	47,262
Perusahaan Gas Negara Tbk. PT	899,200	89,558
Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	344,600	19,861
PP Persero Tbk. PT(1)	159,800	4,690
Puradelta Lestari Tbk. PT	105,100	1,109
Rimo International Lestari Tbk. PT(1)	329,900	—
Salim Ivomas Pratama Tbk. PT	44,700	1,110
Samator Indo Gas Tbk. PT	86,700	10,478
Samudera Indonesia Tbk. PT	1,064,000	24,395
Sarana Menara Nusantara Tbk. PT	1,772,400	95,774
Sawit Sumbermas Sarana Tbk. PT(1)	303,100	20,144
Selamat Sempurna Tbk. PT	231,100	30,055
Semen Indonesia Persero Tbk. PT	289,907	75,269
Siloam International Hospitals Tbk. PT	16,000	2,917
Smartfren Telecom Tbk. PT(1)	3,336,600	6,463
Sri Rejeki Isman Tbk. PT(1)	54,600	—
Steel Pipe Industry of Indonesia PT	274,200	5,424
Sumber Alfaria Trijaya Tbk. PT	1,598,700	300,353
Summarecon Agung Tbk. PT	1,287,258	50,786
Surya Citra Media Tbk. PT	478,000	3,773
Surya Semesta Internusa Tbk. PT	823,900	64,007
Telkom Indonesia Persero Tbk. PT, ADR	27,107	531,297
Temas Tbk. PT	1,259,000	12,296
Timah Tbk. PT(1)	278,200	18,028
Transcoal Pacific Tbk. PT	29,600	13,646
Tunas Baru Lampung Tbk. PT	24,900	1,022
Unilever Indonesia Tbk. PT	696,500	102,200
United Tractors Tbk. PT	215,300	377,094
Vale Indonesia Tbk. PT(1)	186,264	46,275
Waskita Karya Persero Tbk. PT(1)	384,292	—
XL Axiata Tbk. PT	859,800	123,918
		9,345,966
28

Avantis Emerging Markets Equity Fund
	Shares	Value
Malaysia — 1.9%
7-Eleven Malaysia Holdings Bhd., Class B	3,000	$1,367
Aeon Co. M Bhd.	118,600	39,518
AEON Credit Service M Bhd.	1,000	1,644
AFFIN Bank Bhd.	86,500	65,690
Alliance Bank Malaysia Bhd.	145,500	145,188
AMMB Holdings Bhd.	173,800	209,266
Ann Joo Resources Bhd.(1)	16,600	3,656
Astro Malaysia Holdings Bhd.(1)	23,800	1,323
Axiata Group Bhd.	65,600	38,661
Bank Islam Malaysia Bhd.	36,800	22,671
Berjaya Corp. Bhd.(1)	871,449	62,404
Berjaya Food Bhd.	67,373	6,310
Bermaz Auto Bhd.	158,400	91,698
Bumi Armada Bhd.(1)	545,900	67,700
Bursa Malaysia Bhd.	83,600	178,680
Cahya Mata Sarawak Bhd.	168,500	52,729
Capital A Bhd.(1)	33,100	5,861
Carlsberg Brewery Malaysia Bhd.	7,800	34,640
CELCOMDIGI Bhd.	124,100	111,183
CIMB Group Holdings Bhd.	391,850	745,078
Coastal Contracts Bhd.(1)	3,400	1,379
CSC Steel Holdings Bhd.	18,100	5,249
Cypark Resources Bhd.(1)	15,400	2,352
Dagang NeXchange Bhd.(1)	419,100	34,941
Dayang Enterprise Holdings Bhd.	67,300	40,634
Dialog Group Bhd.	69,000	37,716
DRB-Hicom Bhd.	87,800	23,778
Dufu Technology Corp. Bhd.	43,100	18,868
Eastern & Oriental Bhd.(1)	72,600	14,780
Eco World Development Group Bhd.	95,100	34,193
Econpile Holdings Bhd.(1)	5,500	503
Ekovest Bhd.(1)	323,900	27,026
Farm Fresh Bhd.	57,300	21,492
Fraser & Neave Holdings Bhd.	5,300	36,692
Frontken Corp. Bhd.	54,000	45,008
Gamuda Bhd.	70,707	122,701
Genting Bhd.	189,800	189,644
Genting Malaysia Bhd.	250,900	146,411
Genting Plantations Bhd.	6,300	7,795
Globetronics Technology Bhd.	12,200	2,451
Greatech Technology Bhd.(1)	15,100	16,516
HAP Seng Consolidated Bhd.	16,900	16,347
Hartalega Holdings Bhd.(1)	202,400	115,780
Heineken Malaysia Bhd.	9,800	52,111
Hengyuan Refining Co. Bhd.(1)	5,300	2,762
Hextar Global Bhd.	92,620	19,360
Hiap Teck Venture Bhd.	125,000	9,715
Hibiscus Petroleum Bhd.	121,720	62,072
Hong Leong Bank Bhd.	13,300	65,362
Hong Leong Financial Group Bhd.	8,500	36,802
Hong Leong Industries Bhd.	400	1,167
IHH Healthcare Bhd.	14,000	20,314
29

Avantis Emerging Markets Equity Fund
	Shares	Value
IJM Corp. Bhd.	232,100	$154,475
Inari Amertron Bhd.	54,200	39,566
IOI Corp. Bhd.	75,900	70,642
IOI Properties Group Bhd.	41,800	19,995
ITMAX SYSTEM Bhd.	26,400	20,946
JAKS Resources Bhd.(1)	11,180	375
Jaya Tiasa Holdings Bhd.	104,500	26,840
Kelington Group Bhd.	70,600	49,407
Kossan Rubber Industries Bhd.	136,100	57,307
KPJ Healthcare Bhd.	246,800	109,711
KSL Holdings Bhd.(1)	5,500	2,256
Kuala Lumpur Kepong Bhd.	36,933	185,806
Land & General Bhd.	29,900	862
LBS Bina Group Bhd.	8,961	1,288
Leong Hup International Bhd.	5,600	809
Lii Hen Industries Bhd.	4,200	822
Lotte Chemical Titan Holding Bhd.(1)	20,000	4,727
Luxchem Corp. Bhd.	20,900	2,546
Mah Sing Group Bhd.	346,700	130,816
Malakoff Corp. Bhd.	213,500	45,635
Malayan Banking Bhd.	162,949	406,521
Malayan Flour Mills Bhd.	143,700	24,454
Malaysia Airports Holdings Bhd.	73,980	179,651
Malaysia Marine & Heavy Engineering Holdings Bhd.(1)	4,700	491
Malaysian Pacific Industries Bhd.	8,600	58,948
Malaysian Resources Corp. Bhd.	281,800	35,911
Matrix Concepts Holdings Bhd.	78,300	34,285
Maxis Bhd.	65,900	58,880
MBSB Bhd.	316,800	59,077
Media Prima Bhd.	58,500	6,444
Mega First Corp. Bhd.	17,400	17,746
MISC Bhd.	64,900	126,036
MKH Bhd.	2,900	873
MKH Oil Palm East Kalimantan Bhd.	414	54
Mr. DIY Group M Bhd.	192,500	91,636
Muhibbah Engineering M Bhd.(1)	2,000	393
My EG Services Bhd.	135,074	27,981
Naim Holdings Bhd.(1)	4,300	1,228
Nestle Malaysia Bhd.	3,400	83,490
OCK Group Bhd.	7,100	882
OSK Holdings Bhd.	6,600	2,401
Padini Holdings Bhd.	6,300	4,880
Paramount Corp. Bhd.	3,400	865
Pentamaster Corp. Bhd.	28,100	25,744
Perak Transit Bhd.	8,349	1,323
Petronas Chemicals Group Bhd.	58,400	78,510
Petronas Dagangan Bhd.	14,100	68,772
Petronas Gas Bhd.	27,800	117,623
Poh Huat Resources Holdings Bhd.	2,800	882
PPB Group Bhd.	25,800	87,114
Press Metal Aluminium Holdings Bhd.	57,100	65,767
Public Bank Bhd.	476,700	531,652
QL Resources Bhd.	53,550	80,548
Ranhill Utilities Bhd.(1)	91,548	27,581
30

Avantis Emerging Markets Equity Fund
	Shares	Value
RGB International Bhd.	239,300	$21,059
RHB Bank Bhd.	109,675	155,638
Sam Engineering & Equipment M Bhd.	2,400	2,972
Sapura Energy Bhd.(1)	43,200	348
Sarawak Oil Palms Bhd.	31,800	21,592
Scientex Bhd.	22,400	21,219
SD Guthrie Bhd.	140,700	149,064
Serba Dinamik Holdings Bhd.(1)	4,000	1
Sime Darby Bhd.	125,400	72,037
Sime Darby Property Bhd.	421,600	136,807
SKP Resources Bhd.	150,100	39,372
SP Setia Bhd. Group	356,100	90,898
Sports Toto Bhd.	7,686	2,836
Sunway Bhd.	83,400	79,154
Supermax Corp. Bhd.(1)	208,043	37,807
Syarikat Takaful Malaysia Keluarga Bhd.	3,700	3,317
Ta Ann Holdings Bhd.	26,400	24,054
Telekom Malaysia Bhd.	84,600	132,326
Tenaga Nasional Bhd.	203,100	688,414
Thong Guan Industries Bhd.	2,400	922
TIME dotCom Bhd.	58,200	67,609
Tiong NAM Logistics Holdings Bhd.(1)	26,900	4,721
Tropicana Corp. Bhd.(1)	4,807	1,682
TSH Resources Bhd.	77,200	20,545
Uchi Technologies Bhd.	7,500	6,632
UEM Sunrise Bhd.	6,800	1,385
Unisem M Bhd.	51,700	37,766
United Plantations Bhd.	10,700	64,477
UWC Bhd.(1)	6,400	3,704
Velesto Energy Bhd.	623,700	30,372
ViTrox Corp. Bhd.	8,000	6,746
VS Industry Bhd.	569,100	143,967
Wasco Bhd.(1)	16,200	4,357
WCT Holdings Bhd.(1)	295,846	72,756
Westports Holdings Bhd.	38,900	38,261
Yinson Holdings Bhd.	163,020	108,290
YTL Corp. Bhd.	99,696	67,162
YTL Power International Bhd.	283,400	255,470
		8,966,401
Mexico — 2.2%
Alfa SAB de CV, Class A	292,300	170,385
Alpek SAB de CV(1)(2)	45,690	29,417
Alsea SAB de CV	62,600	171,962
America Movil SAB de CV, ADR	43,251	716,237
Arca Continental SAB de CV	6,800	61,318
Banco del Bajio SA	154,677	385,470
Becle SAB de CV	4,400	7,096
Bolsa Mexicana de Valores SAB de CV	24,500	37,694
Cemex SAB de CV, ADR	106,801	654,690
Coca-Cola Femsa SAB de CV	34,545	291,982
Consorcio ARA SAB de CV(1)(2)	4,900	766
Controladora AXTEL SAB de CV(1)	241,750	3,903
Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)(2)	27,541	157,259
Corp. Inmobiliaria Vesta SAB de CV(2)	97,200	266,416
31

Avantis Emerging Markets Equity Fund
	Shares	Value
Fomento Economico Mexicano SAB de CV, ADR	3,506	$360,347
GCC SAB de CV	20,400	156,411
Genomma Lab Internacional SAB de CV, Class B	219,600	211,747
Gentera SAB de CV	306,649	333,520
Gruma SAB de CV, B Shares	26,332	484,623
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	4,299	275,437
Grupo Aeroportuario del Pacifico SAB de CV, ADR(2)	3,445	612,108
Grupo Aeroportuario del Sureste SAB de CV, ADR	1,215	327,309
Grupo Bimbo SAB de CV, Series A(2)	32,700	117,406
Grupo Carso SAB de CV, Series A1	23,000	140,913
Grupo Comercial Chedraui SA de CV(2)	29,017	220,756
Grupo Financiero Banorte SAB de CV, Class O	131,996	915,194
Grupo Financiero Inbursa SAB de CV, Class O(1)	129,050	306,665
Grupo GICSA SAB de CV(1)	8,000	934
Grupo Industrial Saltillo SAB de CV	1,789	1,908
Grupo Mexico SAB de CV, Series B	143,394	736,474
Grupo Televisa SAB, ADR	72,247	143,772
Hoteles City Express SAB de CV(1)	1,300	294
Industrias Penoles SAB de CV(1)	17,520	211,698
Kimberly-Clark de Mexico SAB de CV, A Shares	161,800	265,610
La Comer SAB de CV	50,780	86,377
Megacable Holdings SAB de CV	189,013	405,969
Nemak SAB de CV(1)	615,840	69,732
Ollamani SAB(1)(2)	13,476	28,390
Operadora De Sites Mexicanos SAB de CV	43,949	37,490
Orbia Advance Corp. SAB de CV	31,500	33,892
Promotora y Operadora de Infraestructura SAB de CV	12,615	117,866
Qualitas Controladora SAB de CV(2)	25,800	206,644
Regional SAB de CV	30,800	195,848
Wal-Mart de Mexico SAB de CV	131,797	419,464
		10,379,393
Peru — 0.3%
Cia de Minas Buenaventura SAA, ADR	9,576	118,742
Credicorp Ltd.	5,429	968,262
Intercorp Financial Services, Inc.	4,299	109,195
Southern Copper Corp.	2,883	293,259
		1,489,458
Philippines — 0.7%
Aboitiz Equity Ventures, Inc.	79,690	47,140
Aboitiz Power Corp.	12,100	7,697
ACEN Corp.	260,822	25,295
Alliance Global Group, Inc.	166,000	26,836
Ayala Corp.	10,600	114,381
Ayala Land, Inc.	224,700	141,204
AyalaLand Logistics Holdings Corp.(1)	17,000	531
Bank of the Philippine Islands	113,258	252,097
BDO Unibank, Inc.	161,050	438,586
Cebu Air, Inc.(1)	6,390	3,235
Century Pacific Food, Inc.	71,000	46,321
Converge Information & Communications Technology Solutions, Inc.(1)	351,700	94,178
Cosco Capital, Inc.	51,700	4,582
DigiPlus Interactive Corp.	145,100	58,109
DMCI Holdings, Inc.	574,500	119,778
DoubleDragon Corp.(1)	2,700	457
32

Avantis Emerging Markets Equity Fund
	Shares	Value
East West Banking Corp.	5,400	$862
EEI Corp.(1)	5,000	418
Filinvest Land, Inc.	41,000	460
First Gen Corp.	22,000	6,617
Ginebra San Miguel, Inc.	1,300	5,958
Global Ferronickel Holdings, Inc.(1)	171,000	4,141
Globe Telecom, Inc.	1,865	73,111
GT Capital Holdings, Inc.	8,670	96,488
International Container Terminal Services, Inc.	48,380	341,596
JG Summit Holdings, Inc.	230,403	96,476
Jollibee Foods Corp.	32,680	151,370
Manila Electric Co.	8,850	67,047
Manila Water Co., Inc.	32,900	15,921
Megaworld Corp.	712,000	24,381
Metropolitan Bank & Trust Co.	222,900	292,312
Monde Nissin Corp.	76,200	12,837
Nickel Asia Corp.	273,100	16,415
Petron Corp.	75,000	3,472
PLDT, Inc., ADR(2)	4,443	119,739
Puregold Price Club, Inc.	65,600	32,466
Robinsons Land Corp.	81,300	21,643
Robinsons Retail Holdings, Inc.	22,090	15,095
Security Bank Corp.	57,680	61,623
Semirara Mining & Power Corp.	89,900	54,326
Shell Pilipinas Corp.(1)	1,600	264
SM Investments Corp.	4,195	66,232
SM Prime Holdings, Inc.	211,500	116,630
Universal Robina Corp.	39,490	64,074
Vista Land & Lifescapes, Inc.	62,800	1,635
Wilcon Depot, Inc.	81,300	27,212
		3,171,248
Poland — 1.1%
Alior Bank SA	13,298	351,276
Allegro.eu SA(1)	23,007	226,629
AmRest Holdings SE(1)	2,830	16,785
Bank Millennium SA(1)	82,872	192,618
Bank Polska Kasa Opieki SA	10,917	447,240
Budimex SA	1,197	186,052
CCC SA(1)	9,459	378,582
CD Projekt SA	1,805	85,318
Cyfrowy Polsat SA(1)	13,643	52,143
Dino Polska SA(1)	1,614	134,187
Enea SA(1)	11,698	31,952
Eurocash SA	8,571	21,909
Grenevia SA(1)	6,958	3,927
Grupa Azoty SA(1)	5,389	24,743
Grupa Kety SA	1,472	295,356
Jastrzebska Spolka Weglowa SA(1)(2)	7,794	51,617
KGHM Polska Miedz SA	6,983	250,627
KRUK SA	1,759	202,057
LPP SA	96	365,115
Lubelski Wegiel Bogdanka SA	109	685
mBank SA(1)	1,219	201,660
Mercator Medical SA(1)	146	2,165
33

Avantis Emerging Markets Equity Fund
	Shares	Value
Orange Polska SA	90,449	$202,893
ORLEN SA(1)	22,004	366,218
Pepco Group NV(1)	12,179	56,930
PGE Polska Grupa Energetyczna SA(1)	20,198	35,322
PKP Cargo SA(1)	196	1,001
Powszechna Kasa Oszczednosci Bank Polski SA	27,570	412,880
Powszechny Zaklad Ubezpieczen SA	21,518	259,104
Santander Bank Polska SA	789	106,210
Tauron Polska Energia SA(1)	95,228	87,208
Text SA	2,426	48,803
XTB SA	8,988	158,904
		5,258,116
Russia(3) — 0.0%
Gazprom PJSC(1)	309,544	1
Globaltrans Investment PLC, GDR(1)	19,562	2
GMK Norilskiy Nickel PAO	84,900	1
LUKOIL PJSC	14,461	—
Magnit PJSC	1,613	—
Mechel PJSC(1)	7,372	—
MMC Norilsk Nickel PJSC, ADR(1)	3	—
Mobile TeleSystems PJSC, ADR(1)	11,495	1
Novatek PJSC	8,700	—
Novolipetsk Steel PJSC	60,580	—
O'Key Group SA, GDR(1)	1,578	—
PhosAgro PJSC	2,275	—
PhosAgro PJSC, GDR(1)	44	—
PhosAgro PJSC, GDR(1)	2	—
Ros Agro PLC, GDR(1)	3,053	—
Rosneft Oil Co. PJSC	36,427	—
Severstal PAO, GDR(1)	6,837	1
Tatneft PJSC	61,368	—
VK IPJSC, GDR(1)	87	—
VTB Bank PJSC(1)	77,279	—
X5 Retail Group NV, GDR(1)	2,570	—
		6
Singapore — 0.0%
Super Hi International Holding Ltd.(1)	7,200	11,652
South Africa — 3.5%
Absa Group Ltd.	43,967	433,523
Adcock Ingram Holdings Ltd.	305	1,108
Advtech Ltd.	12,737	23,130
AECI Ltd.	24,752	147,621
African Rainbow Minerals Ltd.	14,795	144,870
Afrimat Ltd.	8,073	29,872
Alexander Forbes Group Holdings Ltd.(2)	4,775	1,764
Anglo American Platinum Ltd.(2)	1,400	48,341
Anglogold Ashanti PLC (New York)	12,830	380,666
Aspen Pharmacare Holdings Ltd.	26,280	353,028
Astral Foods Ltd.(1)	7,442	72,608
AVI Ltd.	46,032	262,242
Barloworld Ltd.	24,004	125,867
Bid Corp. Ltd.	8,305	209,533
Bidvest Group Ltd.	8,951	145,650
Blue Label Telecoms Ltd.(1)	5,048	1,401
34

Avantis Emerging Markets Equity Fund
	Shares	Value
Capitec Bank Holdings Ltd.	2,953	$482,309
Cashbuild Ltd.	488	4,606
City Lodge Hotels Ltd.	2,646	708
Clicks Group Ltd.	18,636	387,917
Coronation Fund Managers Ltd.(2)	38,089	86,585
Curro Holdings Ltd.(2)	45,943	34,192
Dis-Chem Pharmacies Ltd.	37,871	74,020
Discovery Ltd.	19,001	162,613
Exxaro Resources Ltd.	34,138	305,827
Famous Brands Ltd.	293	961
FirstRand Ltd.	238,529	1,146,938
Fortress Real Estate Investments Ltd., Class B	129,172	139,780
Foschini Group Ltd.	66,389	538,252
Gold Fields Ltd., ADR	49,504	680,185
Grindrod Ltd.	68,214	54,146
Harmony Gold Mining Co. Ltd., ADR	38,098	368,408
Impala Platinum Holdings Ltd.	101,092	435,380
Investec Ltd.	18,763	142,147
JSE Ltd.	4,666	30,632
KAL Group Ltd.	177	500
KAP Ltd.(1)	178,079	33,123
Kumba Iron Ore Ltd.(2)	3,565	70,589
Lewis Group Ltd.	508	1,669
Life Healthcare Group Holdings Ltd.	183,562	147,624
Metair Investments Ltd.(1)	1,914	1,649
Momentum Group Ltd.	260,689	407,206
Motus Holdings Ltd.	6,328	42,851
Mpact Ltd.	965	1,703
Mr. Price Group Ltd.	21,369	289,005
MTN Group Ltd.	75,745	377,296
MultiChoice Group(1)	21,390	132,352
Naspers Ltd., N Shares	3,389	699,116
Nedbank Group Ltd.	29,954	495,842
NEPI Rockcastle NV(1)	45,040	367,295
Netcare Ltd.	121,001	92,104
Ninety One Ltd.	25,549	55,894
Northam Platinum Holdings Ltd.	70,073	415,273
Oceana Group Ltd.(2)	464	1,783
Old Mutual Ltd.	790,095	571,233
Omnia Holdings Ltd.	29,733	105,352
OUTsurance Group Ltd.	56,639	151,617
Pepkor Holdings Ltd.	56,274	69,394
Pick n Pay Stores Ltd.(1)(2)	42,137	57,424
PPC Ltd.(2)	125,428	29,428
Raubex Group Ltd.	2,320	6,376
Reinet Investments SCA	11,800	316,623
Remgro Ltd.	31,820	258,075
Reunert Ltd.	5,363	23,235
RFG Holdings Ltd.	1,040	999
Sanlam Ltd.	79,377	395,736
Santam Ltd.	4,100	80,783
Sappi Ltd.	125,767	321,842
Sasol Ltd., ADR(2)	26,634	202,685
Shoprite Holdings Ltd.	25,486	441,599
35

Avantis Emerging Markets Equity Fund
	Shares	Value
Sibanye Stillwater Ltd., ADR(2)	93,908	$365,302
Southern Sun Ltd.	3,866	1,442
SPAR Group Ltd.(1)	24,020	171,841
Standard Bank Group Ltd.	70,252	943,618
Sun International Ltd.	488	1,145
Telkom SA SOC Ltd.(1)	51,035	80,539
Thungela Resources Ltd.	29,243	190,834
Tiger Brands Ltd.	11,296	149,046
Truworths International Ltd.	40,844	222,196
Tsogo Sun Ltd.	3,616	2,411
Vodacom Group Ltd.	46,903	289,850
Wilson Bayly Holmes-Ovcon Ltd.	3,871	44,428
Woolworths Holdings Ltd.	53,338	192,617
Zeda Ltd.	24,857	18,220
Zeder Investments Ltd.(2)	8,750	949
		16,796,543
South Korea — 12.7%
Able C&C Co. Ltd.	5,008	27,414
Advanced Process Systems Corp.	1,624	23,276
Aekyung Industrial Co. Ltd.	1,099	14,216
Agabang&Company(1)	2,113	6,463
Ahnlab, Inc.	230	9,344
Alteogen, Inc.(1)	216	51,549
Amorepacific Corp.	893	82,962
AMOREPACIFIC Group	1,483	27,688
Ananti, Inc.(1)	12,188	46,751
APR Corp.(1)	443	85,606
Aprogen, Inc.(1)	145	176
Asiana Airlines, Inc.(1)	7,507	54,909
BGF Co. Ltd.	616	1,620
BGF retail Co. Ltd.	779	68,832
BH Co. Ltd.	5,834	104,463
Binggrae Co. Ltd.	616	29,961
BNK Financial Group, Inc.	40,900	311,494
Boditech Med, Inc.	953	13,021
Boryung	2,557	22,717
Bukwang Pharmaceutical Co. Ltd.(1)	513	1,995
Byucksan Corp.	2,612	4,258
Caregen Co. Ltd.	845	10,922
Celltrion Pharm, Inc.(1)	277	14,341
Celltrion, Inc.	3,407	518,305
Cheil Worldwide, Inc.	9,040	122,936
Chong Kun Dang Pharmaceutical Corp.	1,341	124,933
Chongkundang Holdings Corp.	42	1,825
Chunbo Co. Ltd.(1)	75	3,371
CJ CGV Co. Ltd.(1)	16,596	89,234
CJ CheilJedang Corp.	1,405	339,189
CJ Corp.	1,535	128,942
CJ ENM Co. Ltd.(1)	2,049	111,458
CJ Logistics Corp.	966	68,311
Classys, Inc.	1,624	61,271
CMG Pharmaceutical Co. Ltd.(1)	803	1,387
Com2uSCorp	114	3,504
Cosmax, Inc.	1,340	121,989
36

Avantis Emerging Markets Equity Fund
	Shares	Value
CosmoAM&T Co. Ltd.(1)	266	$21,461
COSON Co. Ltd.(1)	179	6
Coway Co. Ltd.	8,553	430,611
COWELL FASHION Co. Ltd.	549	914
CrystalGenomics Invites Co. Ltd.(1)	1,166	2,109
CS Wind Corp.	558	27,003
Cuckoo Homesys Co. Ltd.	704	11,725
Daea TI Co. Ltd.(1)	824	1,676
Daeduck Electronics Co. Ltd.	6,484	97,453
Daesang Corp.	6,004	93,374
Daewon Pharmaceutical Co. Ltd.	395	4,475
Daewoo Engineering & Construction Co. Ltd.(1)	26,080	78,875
Daewoong Co. Ltd.	2,806	53,856
Daewoong Pharmaceutical Co. Ltd.	323	36,248
Daishin Securities Co. Ltd.	4,161	52,047
Daol Investment & Securities Co. Ltd.	5,885	13,834
Daou Data Corp.	2,016	16,306
Daou Technology, Inc.	4,238	57,409
Dawonsys Co. Ltd.(1)	62	485
DB Financial Investment Co. Ltd.	1,678	5,934
DB HiTek Co. Ltd.	6,607	202,041
DB Insurance Co. Ltd.	6,287	547,260
Dentium Co. Ltd.	478	28,674
DGB Financial Group, Inc.	25,554	160,465
DI Dong Il Corp.	1,361	31,968
DIO Corp.(1)	562	6,836
DL E&C Co. Ltd.	5,052	125,106
DL Holdings Co. Ltd.	2,862	98,758
DN Automotive Corp.	401	26,740
Dong-A Socio Holdings Co. Ltd.	122	11,507
Dong-A ST Co. Ltd.	231	13,211
Dongjin Semichem Co. Ltd.	4,044	95,067
DongKook Pharmaceutical Co. Ltd.	415	5,661
Dongkuk CM Co. Ltd.	3,531	20,147
Dongkuk Holdings Co. Ltd.	1,881	11,330
Dongkuk Steel Mill Co. Ltd.	5,859	36,297
Dongsuh Cos., Inc.	1,309	18,275
Dongwha Enterprise Co. Ltd.(1)	1,985	16,567
Dongwha Pharm Co. Ltd.	1,215	7,345
Dongwon Development Co. Ltd.	641	1,307
Dongwon F&B Co. Ltd.	1,150	29,080
Dongwon Industries Co. Ltd.	950	21,659
Dongwon Systems Corp.	1,115	35,165
Doosan Bobcat, Inc.	5,801	173,125
Doosan Enerbility Co. Ltd.(1)	22,167	300,891
Doosan Tesna, Inc.	1,960	48,210
DoubleUGames Co. Ltd.	1,011	37,229
Douzone Bizon Co. Ltd.	1,500	67,577
Dreamtech Co. Ltd.	2,473	17,173
Duk San Neolux Co. Ltd.(1)	569	14,402
Echo Marketing, Inc.(1)	366	2,928
Ecopro BM Co. Ltd.(1)	780	98,480
Ecopro Co. Ltd.(1)	1,620	104,046
Ecopro HN Co. Ltd.	1,395	48,556
37

Avantis Emerging Markets Equity Fund
	Shares	Value
E-MART, Inc.	2,513	$119,920
EMRO, Inc.(1)	847	32,279
ENF Technology Co. Ltd.	240	4,834
Eo Technics Co. Ltd.	446	57,581
Eoflow Co. Ltd.(1)	486	2,358
Eugene Corp.	3,001	7,796
Eugene Investment & Securities Co. Ltd.	12,570	41,586
Eugene Technology Co. Ltd.	502	17,349
F&F Co. Ltd.	1,991	87,532
F&F Holdings Co. Ltd.	27	278
Fila Holdings Corp.	4,154	131,810
Genexine, Inc.(1)	105	558
Giantstep, Inc.(1)	170	871
GOLFZON Co. Ltd.	448	22,214
Gradiant Corp.	604	5,556
Grand Korea Leisure Co. Ltd.	2,462	20,628
Green Cross Corp.	210	26,848
Green Cross Holdings Corp.	435	5,427
GS Engineering & Construction Corp.(1)	9,964	153,233
GS Holdings Corp.	6,733	227,665
GS Retail Co. Ltd.	6,341	104,638
HAESUNG DS Co. Ltd.	1,458	32,292
Hana Financial Group, Inc.	29,953	1,390,560
Hana Materials, Inc.	919	23,773
Hana Micron, Inc.	7,273	69,386
Hana Tour Service, Inc.	2,000	73,995
Handsome Co. Ltd.	2,251	27,729
Hanil Cement Co. Ltd.	4,766	52,885
Hanjin Kal Corp.	187	9,583
Hanjin Transportation Co. Ltd.	337	4,929
Hankook Shell Oil Co. Ltd.	40	9,963
Hankook Tire & Technology Co. Ltd.	8,185	266,436
Hanmi Pharm Co. Ltd.	392	92,682
Hanmi Semiconductor Co. Ltd.	2,620	226,406
Hanon Systems	20,129	61,151
Hansae Co. Ltd.	3,078	38,056
Hansol Chemical Co. Ltd.	375	40,581
Hansol Paper Co. Ltd.	1,067	7,831
Hansol Technics Co. Ltd.	1,045	3,747
Hanssem Co. Ltd.	1,364	55,915
Hanwha Aerospace Co. Ltd.	4,407	956,717
Hanwha Corp.	3,440	75,020
Hanwha Corp., Preference Shares	729	8,374
Hanwha Galleria Corp.(1)	4,395	4,978
Hanwha General Insurance Co. Ltd.	15,503	67,750
Hanwha Investment & Securities Co. Ltd.(1)	17,784	45,364
Hanwha Life Insurance Co. Ltd.	50,857	113,210
Hanwha Ocean Co. Ltd.(1)	1,566	40,537
Hanwha Solutions Corp.	7,663	149,144
Hanwha Systems Co. Ltd.	2,295	32,082
Harim Holdings Co. Ltd.	7,758	32,197
HD Hyundai Co. Ltd.	6,768	410,265
HD Hyundai Construction Equipment Co. Ltd.	2,807	111,254
HD Hyundai Electric Co. Ltd.	2,536	580,573
38

Avantis Emerging Markets Equity Fund
	Shares	Value
HD Hyundai Heavy Industries Co. Ltd.(1)	1,149	$166,861
HD Hyundai Infracore Co. Ltd.(1)	22,632	122,019
HD HYUNDAI MIPO	876	67,746
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	5,739	823,490
HDC Holdings Co. Ltd.	1,750	14,345
HDC Hyundai Development Co-Engineering & Construction, E Shares	8,404	163,269
Hite Jinro Co. Ltd.	3,502	54,302
HJ Shipbuilding & Construction Co. Ltd.(1)	2,594	5,638
HK inno N Corp.	227	8,171
HL Holdings Corp.	590	15,369
HL Mando Co. Ltd.	7,097	181,129
HLB Global Co. Ltd.(1)	807	3,262
HLB, Inc.(1)	1,636	109,792
HMM Co. Ltd.	25,856	329,616
Hotel Shilla Co. Ltd.	1,180	42,087
HPSP Co. Ltd.	3,911	87,292
HS Hyosung Corp.(1)	149	5,053
HS Industries Co. Ltd.	1,315	3,901
Hugel, Inc.(1)	170	34,643
Humasis Co. Ltd.(1)	24,352	34,213
Humedix Co. Ltd.	1,466	36,588
Huons Co. Ltd.	129	2,875
Huons Global Co. Ltd.	141	2,677
Hwa Shin Co. Ltd.	3,147	21,687
Hwaseung Enterprise Co. Ltd.	315	1,838
HYBE Co. Ltd.	599	82,926
Hyosung Advanced Materials Corp.	537	114,051
Hyosung Chemical Corp.(1)	216	7,375
Hyosung Corp.	1,126	41,629
Hyosung Heavy Industries Corp.	708	153,731
Hyosung TNC Corp.	567	126,357
Hyundai Autoever Corp.	426	51,639
HYUNDAI Corp.	337	4,877
Hyundai Department Store Co. Ltd.	2,123	76,043
Hyundai Elevator Co. Ltd.	4,201	132,357
Hyundai Engineering & Construction Co. Ltd.	6,782	162,779
Hyundai Futurenet Co. Ltd.	2,521	7,963
Hyundai GF Holdings	8,292	28,674
Hyundai Glovis Co. Ltd.	5,869	493,379
Hyundai Home Shopping Network Corp.	644	23,117
Hyundai Marine & Fire Insurance Co. Ltd.	10,615	276,574
Hyundai Mobis Co. Ltd.	3,120	509,093
Hyundai Motor Co.	8,448	1,620,497
Hyundai Rotem Co. Ltd.	8,893	359,714
Hyundai Steel Co.	8,959	170,711
Hyundai Wia Corp.	2,605	100,014
ICD Co. Ltd.(1)	1,590	7,749
Iljin Diamond Co. Ltd.	93	931
Ilyang Pharmaceutical Co. Ltd.	2,125	22,581
iMarketKorea, Inc.	2,108	13,622
Industrial Bank of Korea	37,320	386,115
Innocean Worldwide, Inc.	2,711	39,981
Innox Advanced Materials Co. Ltd.	2,944	64,204
Inscobee, Inc.(1)	756	641
39

Avantis Emerging Markets Equity Fund
	Shares	Value
Insun ENT Co. Ltd.(1)	1,650	$7,594
Interflex Co. Ltd.(1)	276	2,539
INTOPS Co. Ltd.	2,663	48,761
iNtRON Biotechnology, Inc.	2,914	13,368
IS Dongseo Co. Ltd.	2,292	41,757
i-SENS, Inc.	544	6,833
IsuPetasys Co. Ltd.	3,959	123,975
JB Financial Group Co. Ltd.	23,126	245,192
Jeil Pharmaceutical Co. Ltd.	24	278
Jeju Air Co. Ltd.(1)	4,281	30,478
Jin Air Co. Ltd.(1)	3,532	28,019
Jusung Engineering Co. Ltd.	6,544	132,231
JW Holdings Corp.	418	1,054
JW Pharmaceutical Corp.	2,496	55,510
JYP Entertainment Corp.	1,575	60,433
Kakao Corp.	6,164	172,331
Kakao Games Corp.(1)	699	9,581
KakaoBank Corp.	5,204	86,418
Kakaopay Corp.(1)	535	10,120
Kangwon Land, Inc.	4,323	51,759
KB Financial Group, Inc., ADR	26,284	1,705,306
KC Co. Ltd.	435	6,236
KC Tech Co. Ltd.	493	13,144
KCC Corp.	631	135,498
KCC Glass Corp.	1,172	36,182
KEPCO Engineering & Construction Co., Inc.	229	11,527
KEPCO Plant Service & Engineering Co. Ltd.	2,920	91,014
KG Dongbusteel	8,009	34,652
KG Eco Solution Co. Ltd.	2,450	10,925
Kginicis Co. Ltd.	1,731	12,708
KH FEELUX Co. Ltd.(1)	536	—
KH Vatec Co. Ltd.	1,906	15,608
Kia Corp.	17,210	1,367,314
KISCO Corp.	1,358	8,606
KIWOOM Securities Co. Ltd.	2,424	245,703
KMW Co. Ltd.(1)	276	1,584
Koentec Co. Ltd.	632	3,521
Koh Young Technology, Inc.	2,505	20,230
Kolmar BNH Co. Ltd.	169	1,924
Kolon Industries, Inc.	2,717	71,247
Komipharm International Co. Ltd.(1)	203	607
KONA I Co. Ltd.	716	8,206
Korea Aerospace Industries Ltd.	6,397	260,309
Korea Circuit Co. Ltd.(1)	1,642	13,862
Korea Electric Power Corp., ADR(1)	20,470	167,035
Korea Electric Terminal Co. Ltd.	1,028	57,291
Korea Gas Corp.(1)	4,155	161,963
Korea Investment Holdings Co. Ltd.	5,005	273,197
Korea Line Corp.(1)	28,143	41,031
Korea Petrochemical Ind Co. Ltd.	318	24,850
Korea Real Estate Investment & Trust Co. Ltd.	3,951	3,253
Korea United Pharm, Inc.	247	4,192
Korea Zinc Co. Ltd.	1,046	418,878
Korean Air Lines Co. Ltd.	18,012	297,452
40

Avantis Emerging Markets Equity Fund
	Shares	Value
Korean Reinsurance Co.	23,377	$148,307
Krafton, Inc.(1)	2,404	588,329
KT Corp.	3,489	101,110
KT Skylife Co. Ltd.	1,686	6,241
Kum Yang Co. Ltd.(1)	2,158	75,182
Kumho Petrochemical Co. Ltd.	2,434	249,609
Kumho Tire Co., Inc.(1)	23,563	81,789
Kwang Dong Pharmaceutical Co. Ltd.	671	3,061
Kyobo Securities Co. Ltd.	138	531
Kyung Dong Navien Co. Ltd.	1,521	78,565
L&F Co. Ltd.(1)	434	30,625
LB Semicon, Inc.(1)	1,686	6,072
LEENO Industrial, Inc.	638	93,577
LF Corp.	3,890	41,830
LG Chem Ltd.	1,465	353,431
LG Corp.	3,818	226,706
LG Display Co. Ltd., ADR(1)	83,618	346,179
LG Electronics, Inc.	12,193	909,126
LG Energy Solution Ltd.(1)	651	189,621
LG H&H Co. Ltd.	1,145	304,009
LG HelloVision Co. Ltd.	1,238	2,521
LG Innotek Co. Ltd.	2,555	532,939
LG Uplus Corp.	33,634	245,512
LIG Nex1 Co. Ltd.	1,456	212,721
Lotte Chemical Corp.	1,486	92,240
Lotte Chilsung Beverage Co. Ltd.	862	84,945
Lotte Corp.	1,220	22,641
Lotte Energy Materials Corp.	319	9,393
LOTTE Fine Chemical Co. Ltd.	3,104	113,294
LOTTE Himart Co. Ltd.	116	730
Lotte Innovate Co. Ltd.	464	9,337
Lotte Rental Co. Ltd.	3,268	76,585
Lotte Shopping Co. Ltd.	1,215	56,782
Lotte Wellfood Co. Ltd.	557	58,590
LS Corp.	813	69,189
LS Electric Co. Ltd.	817	102,520
LVMC Holdings(1)	14,008	25,653
LX Hausys Ltd.	634	19,527
LX Holdings Corp.	3,787	19,943
LX International Corp.	5,626	135,026
LX Semicon Co. Ltd.	2,115	108,914
Maeil Dairies Co. Ltd.	252	7,429
Mcnex Co. Ltd.	2,204	32,301
MegaStudyEdu Co. Ltd.	1,482	54,755
Meritz Financial Group, Inc.	11,640	794,621
Mirae Asset Life Insurance Co. Ltd.(1)	2,237	8,808
Mirae Asset Securities Co. Ltd.	26,938	168,900
Miwon Commercial Co. Ltd.	26	3,959
Myoung Shin Industrial Co. Ltd.	4,404	38,613
Namhae Chemical Corp.	960	4,759
Namsun Aluminum Co. Ltd.(1)	4,341	4,629
NAVER Corp.	3,089	391,871
NCSoft Corp.	712	100,158
Neowiz	1,144	18,270
41

Avantis Emerging Markets Equity Fund
	Shares	Value
NEPES Corp.(1)	2,001	$14,907
Netmarble Corp.(1)	564	25,738
Nexen Tire Corp.	6,561	37,829
NH Investment & Securities Co. Ltd.	14,115	144,293
NHN Corp.	2,154	32,122
NHN KCP Corp.	1,223	7,226
NICE Holdings Co. Ltd.	1,626	13,573
NICE Information Service Co. Ltd.	1,931	14,850
NongShim Co. Ltd.	507	146,394
OCI Co. Ltd.	124	7,464
OCI Holdings Co. Ltd.	1,055	56,460
OptoElectronics Solutions Co. Ltd.	81	682
Orion Corp.	3,063	210,969
Orion Holdings Corp.	2,268	26,564
Ottogi Corp.	334	104,154
Pan Ocean Co. Ltd.	39,882	110,962
Paradise Co. Ltd.	5,924	49,695
Park Systems Corp.	544	77,657
Partron Co. Ltd.	7,816	44,601
Pearl Abyss Corp.(1)	642	16,328
People & Technology, Inc.(1)	3,121	132,424
PI Advanced Materials Co. Ltd.(1)	1,520	30,104
Pond Group Co. Ltd.(1)	316	1,259
Poongsan Corp.	4,269	205,838
Posco DX Co. Ltd.	5,814	116,350
POSCO Future M Co. Ltd.	507	81,869
POSCO Holdings, Inc., ADR	13,575	866,357
Posco International Corp.	6,485	274,671
PSK, Inc.	3,362	65,095
Pulmuone Co. Ltd.	627	5,292
S&S Tech Corp.	452	9,016
S-1 Corp.	2,115	93,774
Samchully Co. Ltd.	65	4,326
Samjin Pharmaceutical Co. Ltd.	249	3,503
Samsung Biologics Co. Ltd.(1)	357	261,795
Samsung C&T Corp.	2,826	312,736
Samsung Card Co. Ltd.	448	14,606
Samsung E&A Co. Ltd.(1)	24,148	459,786
Samsung Electro-Mechanics Co. Ltd.	5,672	607,447
Samsung Electronics Co. Ltd., GDR	6,079	8,543,678
Samsung Fire & Marine Insurance Co. Ltd.	3,262	847,374
Samsung Heavy Industries Co. Ltd.(1)	98,535	776,782
Samsung Life Insurance Co. Ltd.	6,365	464,916
Samsung Pharmaceutical Co. Ltd.(1)	723	884
Samsung SDI Co. Ltd.	1,541	410,131
Samsung SDS Co. Ltd.	3,082	347,933
Samsung Securities Co. Ltd.	9,903	350,791
Samwha Capacitor Co. Ltd.	200	5,867
Samyang Corp.	176	6,533
Samyang Foods Co. Ltd.	614	227,803
Samyang Holdings Corp.	195	10,625
Sangsangin Co. Ltd.(1)	4,184	6,626
SD Biosensor, Inc.(1)	3,414	27,343
SeAH Besteel Holdings Corp.	911	13,657
42

Avantis Emerging Markets Equity Fund
	Shares	Value
SeAH Steel Corp.	339	$29,674
SeAH Steel Holdings Corp.	160	21,620
Sebang Global Battery Co. Ltd.	1,135	86,202
Seegene, Inc.	4,156	80,331
Seobu T&D	2,019	9,266
Seojin System Co. Ltd.(1)	1,030	19,213
Seoul Semiconductor Co. Ltd.	5,788	41,788
Seoul Viosys Co. Ltd.(1)	377	1,110
Seoyon E-Hwa Co. Ltd.	2,819	31,315
SFA Engineering Corp.	912	17,061
SFA Semicon Co. Ltd.(1)	2,124	6,348
Shin Poong Pharmaceutical Co. Ltd.(1)	78	780
Shinhan Financial Group Co. Ltd., ADR(2)	34,586	1,468,176
Shinsegae International, Inc.	1,719	17,091
Shinsegae, Inc.	952	107,445
Shinyoung Securities Co. Ltd.	132	8,102
SIMMTECH Co. Ltd.	3,875	62,061
SK Biopharmaceuticals Co. Ltd.(1)	1,017	87,698
SK Bioscience Co. Ltd.(1)	543	22,607
SK Chemicals Co. Ltd.	1,075	40,058
SK D&D Co. Ltd.	306	2,010
SK Discovery Co. Ltd.	345	9,160
SK Eternix Co. Ltd.(1)	549	6,952
SK Gas Ltd.	126	16,246
SK Hynix, Inc.	34,407	4,508,752
SK IE Technology Co. Ltd.(1)	232	5,729
SK Innovation Co. Ltd.(1)	4,968	410,772
SK Networks Co. Ltd.	27,148	104,108
SK Securities Co. Ltd.	31,975	12,415
SK Telecom Co. Ltd., ADR	12,034	277,143
SK, Inc.	3,032	325,619
SKC Co. Ltd.(1)	731	70,894
SL Corp.	3,094	78,391
SM Entertainment Co. Ltd.	586	27,611
SNT Dynamics Co. Ltd.	3,449	54,516
SNT Motiv Co. Ltd.	1,155	39,533
S-Oil Corp.	3,158	147,772
SOLUM Co. Ltd.(1)	1,989	28,260
Songwon Industrial Co. Ltd.	1,219	10,222
Soop Co. Ltd.	1,455	111,866
Soulbrain Co. Ltd.	444	78,937
Soulbrain Holdings Co. Ltd.	101	4,198
SPC Samlip Co. Ltd.	100	3,934
SPG Co. Ltd.	2,075	41,054
STIC Investments, Inc.	700	4,512
Studio Dragon Corp.(1)	1,251	35,371
Suheung Co. Ltd.	280	3,704
Sun Kwang Co. Ltd.	157	1,913
Sung Kwang Bend Co. Ltd.	2,419	28,714
Sungwoo Hitech Co. Ltd.	10,589	57,760
Synopex, Inc.(1)	9,091	53,905
Taeyoung Engineering & Construction Co. Ltd.(1)	572	1,484
Taihan Electric Wire Co. Ltd.(1)	2,248	20,773
TES Co. Ltd.	1,403	19,194
43

Avantis Emerging Markets Equity Fund
	Shares	Value
TK Corp.	3,338	$36,675
TKG Huchems Co. Ltd.	3,057	43,027
Tokai Carbon Korea Co. Ltd.	493	37,204
Tongyang Life Insurance Co. Ltd.	7,546	36,918
Toptec Co. Ltd.	247	1,159
TSE Co. Ltd.(1)	162	5,925
Tway Air Co. Ltd.(1)	19,450	42,730
TY Holdings Co. Ltd.(1)	1,322	3,788
Unid Co. Ltd.	981	59,092
Value Added Technology Co. Ltd.	1,055	18,977
Vieworks Co. Ltd.	344	6,798
VT Co. Ltd.(1)	4,098	90,767
Webzen, Inc.	493	6,968
WiSoL Co. Ltd.	935	4,572
Wonik Holdings Co. Ltd.(1)	908	1,907
WONIK IPS Co. Ltd.(1)	1,371	35,184
Wonik Materials Co. Ltd.	174	3,750
Wonik QnC Corp.	1,985	40,504
Woongjin Thinkbig Co. Ltd.(1)	2,317	3,154
Woori Financial Group, Inc.	77,403	926,867
Woori Technology Investment Co. Ltd.(1)	6,780	35,669
YG Entertainment, Inc.	1,265	32,388
Youngone Corp.	1,635	46,549
Youngone Holdings Co. Ltd.	1,095	68,568
Yuanta Securities Korea Co. Ltd.	8,160	18,199
Yuhan Corp.	1,214	128,306
Zinus, Inc.	346	4,849
		61,129,814
Taiwan — 21.3%
Abico Avy Co. Ltd.(1)	34,020	34,386
Ability Enterprise Co. Ltd.	44,000	68,550
Accton Technology Corp.	9,000	143,306
Acer, Inc.(2)	205,000	281,150
ACES Electronic Co. Ltd.(1)	7,514	12,447
Acter Group Corp. Ltd.	17,000	148,378
ADATA Technology Co. Ltd.	16,245	48,183
Advanced Analog Technology, Inc.	2,000	4,960
Advanced International Multitech Co. Ltd.	28,000	73,331
Advancetek Enterprise Co. Ltd.	59,000	119,831
Advantech Co. Ltd.	6,708	73,371
AGV Products Corp.	14,000	5,468
Airtac International Group	2,046	55,342
Alcor Micro Corp.(1)(2)	3,000	14,987
Alltop Technology Co. Ltd.	6,500	47,860
Alpha Networks, Inc.	26,773	29,474
Altek Corp.	34,000	40,786
Ambassador Hotel	11,000	21,003
Ampak Technology, Inc.	7,000	39,513
Ampire Co. Ltd.	2,000	2,183
AMPOC Far-East Co. Ltd.	11,000	30,396
AmTRAN Technology Co. Ltd.(1)	140,104	99,540
Anji Technology Co. Ltd.	5,099	5,859
Anpec Electronics Corp.	11,000	62,734
Apacer Technology, Inc.	1,000	1,708
44

Avantis Emerging Markets Equity Fund
	Shares	Value
APAQ Technology Co. Ltd.	7,000	$36,274
APCB, Inc.	2,000	1,233
Apex International Co. Ltd.(1)	14,000	26,181
Arcadyan Technology Corp.	12,000	55,034
Ardentec Corp.	75,000	162,730
Argosy Research, Inc.	4,155	19,605
ASE Technology Holding Co. Ltd., ADR	91,258	911,667
Asia Cement Corp.	201,000	283,223
Asia Optical Co., Inc.	46,000	176,151
Asia Polymer Corp.	74,353	41,952
Asia Tech Image, Inc.	10,000	25,827
Asia Vital Components Co. Ltd.	13,910	263,282
ASPEED Technology, Inc.	1,000	154,274
ASROCK, Inc.	2,000	13,069
Asustek Computer, Inc.	26,000	436,074
Aten International Co. Ltd.	2,000	4,984
Audix Corp.	1,000	2,257
AUO Corp.(1)	540,640	277,994
AURAS Technology Co. Ltd.	5,000	96,278
Avermedia Technologies	28,800	43,733
Axiomtek Co. Ltd.	16,000	45,184
Bafang Yunji International Co. Ltd.	5,000	23,628
Bank of Kaohsiung Co. Ltd.	72,223	27,106
Basso Industry Corp.	17,000	24,864
BES Engineering Corp.	164,000	68,581
Bin Chuan Enterprise Co. Ltd.(1)	2,000	1,735
Bioteque Corp.	8,000	34,494
Bizlink Holding, Inc.(2)	34,000	483,908
Bonny Worldwide Ltd.(1)	5,000	34,903
Bora Pharmaceuticals Co. Ltd.	4,287	100,118
Brave C&H Supply Co. Ltd.	5,000	24,034
Brighton-Best International Taiwan, Inc.	31,000	33,136
Brillian Network & Automation Integrated System Co. Ltd.	6,000	54,396
Browave Corp.	11,000	59,437
C Sun Manufacturing Ltd.	7,354	55,348
Capital Futures Corp.	12,000	20,910
Capital Securities Corp.	136,000	92,624
Career Technology MFG. Co. Ltd.(1)	55,023	40,778
Caswell, Inc.	12,000	57,156
Catcher Technology Co. Ltd.	60,000	443,167
Cathay Financial Holding Co. Ltd.	749,893	1,490,785
Cayman Engley Industrial Co. Ltd.	2,000	2,978
Central Reinsurance Co. Ltd.	49,975	43,293
Century Iron & Steel Industrial Co. Ltd.	27,000	200,799
Chailease Holding Co. Ltd.	15,756	71,761
Chain Chon Industrial Co. Ltd.	41,000	20,825
ChainQui Construction Development Co. Ltd.(1)	2,200	1,659
Champion Building Materials Co. Ltd.(1)	22,500	8,275
Chang Hwa Commercial Bank Ltd.	437,842	241,703
Chang Wah Electromaterials, Inc.	4,000	7,790
Chang Wah Technology Co. Ltd.	62,000	78,595
Channel Well Technology Co. Ltd.	32,000	67,839
Charoen Pokphand Enterprise	24,000	74,336
CHC Healthcare Group	9,000	12,793
45

Avantis Emerging Markets Equity Fund
	Shares	Value
CHC Resources Corp.	17,000	$35,185
Chen Full International Co. Ltd.	4,000	5,601
Chenbro Micom Co. Ltd.	9,000	82,578
Cheng Loong Corp.	71,000	57,486
Cheng Mei Materials Technology Corp.(1)	93,789	40,971
Cheng Shin Rubber Industry Co. Ltd.	209,000	324,756
Cheng Uei Precision Industry Co. Ltd.	85,000	190,724
Chenming Electronic Technology Corp.	42,000	150,543
Chia Chang Co. Ltd.	5,000	6,834
Chia Hsin Cement Corp.	2,040	1,170
Chicony Electronics Co. Ltd.	63,000	319,410
Chicony Power Technology Co. Ltd.	8,000	32,052
Chien Kuo Construction Co. Ltd.	33,000	23,941
China Airlines Ltd.	458,000	295,164
China Bills Finance Corp.	46,000	21,634
China Chemical & Pharmaceutical Co. Ltd.	29,000	19,173
China Electric Manufacturing Corp.	28,000	15,600
China General Plastics Corp.	26,805	14,208
China Man-Made Fiber Corp.(1)	82,000	20,956
China Metal Products	44,000	54,360
China Motor Corp.	29,000	71,560
China Petrochemical Development Corp.(1)	464,690	141,469
China Steel Chemical Corp.	8,000	25,039
China Steel Corp.(2)	418,000	290,921
China Wire & Cable Co. Ltd.	22,000	27,650
Chinese Maritime Transport Ltd.	26,000	35,181
Ching Feng Home Fashions Co. Ltd.	1,025	966
Chin-Poon Industrial Co. Ltd.	44,000	59,605
Chipbond Technology Corp.	88,000	184,480
ChipMOS Technologies, Inc.	76,000	90,846
Chlitina Holding Ltd.	4,120	17,817
Chong Hong Construction Co. Ltd.	37,000	133,201
Chroma ATE, Inc.	19,000	194,006
Chun Yuan Steel Industry Co. Ltd.	77,000	44,098
Chung Hwa Pulp Corp.(1)	19,000	11,525
Chung-Hsin Electric & Machinery Manufacturing Corp.	70,000	375,750
Chunghwa Precision Test Tech Co. Ltd.	4,000	61,954
Chunghwa Telecom Co. Ltd., ADR	11,225	433,846
Cleanaway Co. Ltd.	11,000	65,728
Clevo Co.	70,000	129,296
CMC Magnetics Corp.(1)(2)	163,280	67,776
Compal Electronics, Inc.	253,000	263,217
Compeq Manufacturing Co. Ltd.	125,000	320,805
Concord International Securities Co. Ltd.	51,106	30,717
Concord Securities Co. Ltd.	144,929	63,961
Continental Holdings Corp.	56,000	60,805
Contrel Technology Co. Ltd.	27,000	55,681
Coremax Corp.	8,731	17,235
Coretronic Corp.	44,000	110,851
Cryomax Cooling System Corp.	11,552	18,307
CTBC Financial Holding Co. Ltd.	1,341,000	1,369,879
CTCI Corp.	80,000	125,525
CviLux Corp.	14,000	29,611
CyberPower Systems, Inc.	8,000	71,014
46

Avantis Emerging Markets Equity Fund
	Shares	Value
CyberTAN Technology, Inc.(1)	25,000	$27,168
DA CIN Construction Co. Ltd.	20,000	34,613
Da-Li Development Co. Ltd.	67,287	131,291
Darfon Electronics Corp.	36,000	59,896
Darwin Precisions Corp.(1)	23,000	10,818
Daxin Materials Corp.	11,000	60,646
Delta Electronics, Inc.	31,000	386,470
Depo Auto Parts Ind Co. Ltd.	20,000	155,482
DFI, Inc.	10,000	25,666
Dimerco Express Corp.	18,102	50,091
DONPON PRECISION, Inc.	10,000	10,062
Dyaco International, Inc.	1,050	955
Dynamic Holding Co. Ltd.	27,274	56,104
Dynapack International Technology Corp.	30,000	96,946
E Ink Holdings, Inc.	5,000	47,774
E.Sun Financial Holding Co. Ltd.	487,230	429,532
Eastech Holding Ltd.	12,000	56,407
Eastern Media International Corp.(1)	8,088	5,241
Eclat Textile Co. Ltd.	1,000	16,746
ECOVE Environment Corp.	3,000	27,800
Edom Technology Co. Ltd.	48,000	65,933
Elan Microelectronics Corp.	28,000	128,842
Elite Advanced Laser Corp.(1)	8,000	43,461
Elite Material Co. Ltd.	6,000	87,582
Elite Semiconductor Microelectronics Technology, Inc.	18,000	44,887
Elitegroup Computer Systems Co. Ltd.	35,000	28,965
eMemory Technology, Inc.	2,000	165,119
Emerging Display Technologies Corp.	25,000	21,830
Ennostar, Inc.(1)	83,325	109,614
Eson Precision Ind Co. Ltd.(1)	18,000	34,236
Eternal Materials Co. Ltd.	99,100	97,636
Eva Airways Corp.	359,000	397,146
Evergreen Aviation Technologies Corp.	8,000	24,991
Evergreen International Storage & Transport Corp.	36,000	35,235
Evergreen Marine Corp. Taiwan Ltd.	98,800	581,096
EVERGREEN Steel Corp.	23,000	89,194
Everlight Chemical Industrial Corp.	26,000	21,436
Everlight Electronics Co. Ltd.	90,000	222,267
Evertop Wire Cable Corp.	43,000	27,327
Excellence Opto, Inc.	2,000	1,644
Excelsior Medical Co. Ltd.	22,711	62,945
EZconn Corp.	6,000	76,815
Far Eastern Department Stores Ltd.	148,000	130,852
Far Eastern International Bank	327,258	144,913
Far Eastern New Century Corp.	278,000	314,232
Far EasTone Telecommunications Co. Ltd.	114,674	324,575
Faraday Technology Corp.(2)	14,540	138,608
Farglory Land Development Co. Ltd.	27,000	68,497
Favite, Inc.(1)	17,000	38,671
Feedback Technology Corp.	10,240	52,555
Feng Hsin Steel Co. Ltd.	12,000	31,078
Feng TAY Enterprise Co. Ltd.	20,344	92,788
Firich Enterprises Co. Ltd.	9,918	10,420
First Financial Holding Co. Ltd.	668,708	570,268
47

Avantis Emerging Markets Equity Fund
	Shares	Value
First Insurance Co. Ltd.	25,000	$18,755
First Steamship Co. Ltd.(1)	79,350	18,335
FIT Holding Co. Ltd.	49,000	85,076
Fitipower Integrated Technology, Inc.	10,693	89,498
Fittech Co. Ltd.(1)	5,000	21,727
FLEXium Interconnect, Inc.	48,000	130,152
Flytech Technology Co. Ltd.	21,000	56,468
FocalTech Systems Co. Ltd.	4,900	12,458
Forest Water Environment Engineering Co. Ltd.(1)	16,000	23,481
Formosa Advanced Technologies Co. Ltd.	5,000	5,757
Formosa Chemicals & Fibre Corp.	71,000	97,282
Formosa International Hotels Corp.	4,000	25,734
Formosa Laboratories, Inc.	4,000	12,125
Formosa Petrochemical Corp.	10,000	17,543
Formosa Plastics Corp.	106,000	171,017
Formosa Sumco Technology Corp.	10,000	46,511
Formosa Taffeta Co. Ltd.	87,000	58,134
Formosan Rubber Group, Inc.	11,700	9,773
Formosan Union Chemical	54,000	39,633
Fortune Electric Co. Ltd.	12,000	250,779
Founding Construction & Development Co. Ltd.	26,000	18,160
Foxconn Technology Co. Ltd.	167,000	357,923
Foxsemicon Integrated Technology, Inc.	20,000	219,774
Franbo Lines Corp.(2)	12,966	7,828
Froch Enterprise Co. Ltd.	33,000	18,214
FSP Technology, Inc.	22,000	44,203
Fu Hua Innovation Co. Ltd.	36,866	43,351
Fubon Financial Holding Co. Ltd.	528,686	1,517,698
Fulgent Sun International Holding Co. Ltd.	10,042	37,928
Full Wang International Development Co. Ltd.(1)	1,479	2,314
Fulltech Fiber Glass Corp.(1)	14,707	10,595
Fusheng Precision Co. Ltd.	19,000	168,708
Gallant Precision Machining Co. Ltd.	34,000	160,322
Gamania Digital Entertainment Co. Ltd.	27,000	66,935
GEM Services, Inc.	3,000	6,196
Gemtek Technology Corp.	82,000	108,496
General Interface Solution Holding Ltd.(1)	40,000	77,130
Genius Electronic Optical Co. Ltd.	19,000	335,845
GeoVision, Inc.	13,000	28,770
Getac Holdings Corp.	43,000	152,005
Giant Manufacturing Co. Ltd.	48,217	359,789
Gigabyte Technology Co. Ltd.(2)	21,000	172,196
Global Brands Manufacture Ltd.	49,200	97,064
Global Lighting Technologies, Inc.	5,000	9,374
Global Mixed Mode Technology, Inc.	11,000	78,615
Global PMX Co. Ltd.	4,000	15,620
Global Unichip Corp.	3,000	104,771
Globaltek Fabrication Co. Ltd.	15,000	44,902
Globalwafers Co. Ltd.	10,000	151,553
Globe Union Industrial Corp.	53,000	31,982
Gloria Material Technology Corp.	62,000	92,869
GMI Technology, Inc.(1)(2)	41,000	111,854
Gold Circuit Electronics Ltd.	24,100	159,384
Golden Long Teng Development Co. Ltd.	34,000	47,020
48

Avantis Emerging Markets Equity Fund
	Shares	Value
Goldsun Building Materials Co. Ltd.	148,990	$255,247
Gordon Auto Body Parts	33,000	31,929
Gourmet Master Co. Ltd.	14,000	36,233
Grand Fortune Securities Co. Ltd.	54,269	23,050
Grand Pacific Petrochemical(1)	134,857	55,886
Grand Process Technology Corp.	3,000	184,458
Grape King Bio Ltd.	11,000	49,345
Great Tree Pharmacy Co. Ltd.	4,682	28,119
Great Wall Enterprise Co. Ltd.	59,304	99,317
Greatek Electronics, Inc.	33,000	61,992
GTM Holdings Corp.	2,000	2,247
Hai Kwang Enterprise Corp.(1)	12,600	6,961
Hannstar Board Corp.	40,301	67,158
HannStar Display Corp.(1)	252,000	72,273
HannsTouch Holdings Co.(1)	53,000	15,282
Hanpin Electron Co. Ltd.	15,000	22,889
Harmony Electronics Corp.	5,000	5,972
HD Renewable Energy Co. Ltd.	11,149	90,438
Heran Co. Ltd.	2,000	6,503
Highwealth Construction Corp.	246,331	428,879
Hi-Lai Foods Co. Ltd.	4,000	20,024
HIM International Music, Inc.	8,000	29,299
Hiroca Holdings Ltd.	4,000	4,091
Hitron Technology, Inc.	45,000	44,026
Hiwin Technologies Corp.	18,675	126,326
Hiyes International Co. Ltd.	14,272	117,875
Ho Tung Chemical Corp.	146,000	40,884
Hocheng Corp.	66,140	37,339
Holy Stone Enterprise Co. Ltd.	10,500	29,938
Hon Hai Precision Industry Co. Ltd.	1,038,000	5,992,097
Hong Ho Precision Textile Co. Ltd.	21,000	33,393
Hong Pu Real Estate Development Co. Ltd.	40,000	44,140
Hong TAI Electric Industrial	19,000	21,667
Horizon Securities Co. Ltd.	19,080	6,934
Hota Industrial Manufacturing Co. Ltd.	2,147	4,529
Hotai Finance Co. Ltd.	21,780	67,455
Hotai Motor Co. Ltd.	15,180	312,463
Hsin Ba Ba Corp.	10,000	63,087
Hsing TA Cement Co.	2,000	1,147
HTC Corp.(1)	9,000	12,544
Hu Lane Associate, Inc.(1)	6,000	29,735
Hua Nan Financial Holdings Co. Ltd.	827,287	660,093
Huaku Development Co. Ltd.	30,800	143,230
Huang Hsiang Construction Corp.	14,000	28,037
Hung Ching Development & Construction Co. Ltd.	2,000	2,481
Hung Sheng Construction Ltd.	82,920	71,319
Hwang Chang General Contractor Co. Ltd.	34,895	83,749
IBF Financial Holdings Co. Ltd.	310,716	153,157
Ichia Technologies, Inc.(2)	34,000	48,419
I-Chiun Precision Industry Co. Ltd.(2)	39,540	117,886
IEI Integration Corp.	19,000	47,396
In Win Development, Inc.(1)(2)	6,000	19,588
Infortrend Technology, Inc.	23,000	22,739
Innodisk Corp.	12,483	114,664
49

Avantis Emerging Markets Equity Fund
	Shares	Value
Innolux Corp.	608,524	$300,807
Inpaq Technology Co. Ltd.	17,853	54,168
Integrated Service Technology, Inc.	14,000	70,167
Interactive Digital Technologies, Inc.	8,000	21,161
International CSRC Investment Holdings Co.(1)	89,000	45,638
International Games System Co. Ltd.	31,000	756,327
Inventec Corp.(2)	123,000	175,885
Iron Force Industrial Co. Ltd.	8,000	27,277
I-Sheng Electric Wire & Cable Co. Ltd.	1,000	1,651
ITE Technology, Inc.	18,000	81,774
ITEQ Corp.	42,000	107,174
J&V Energy Technology Co. Ltd.	11,000	82,185
Jarllytec Co. Ltd.	9,000	49,971
Jean Co. Ltd.(1)	24,000	25,854
Jess-Link Products Co. Ltd.	16,000	92,032
Jetwell Computer Co. Ltd.	7,000	36,810
Jih Lin Technology Co. Ltd.	2,000	4,082
Jinan Acetate Chemical Co. Ltd.(2)	6,452	185,775
Johnson Health Tech Co. Ltd.	20,000	76,941
Joinsoon Electronics Manufacturing Co. Ltd.	1,549	1,113
K Laser Technology, Inc.	2,000	1,471
Kaimei Electronic Corp.	20,400	44,500
Kedge Construction Co. Ltd.	14,000	35,214
KEE TAI Properties Co. Ltd.	42,000	25,467
Kenda Rubber Industrial Co. Ltd.	37,892	37,257
Kerry TJ Logistics Co. Ltd.	23,000	28,450
Keystone Microtech Corp.	3,000	37,305
KGI Financial Holding Co. Ltd.	676,760	340,908
KGI Financial Holding Co. Ltd., Preference Shares	80,081	18,531
Kindom Development Co. Ltd.	68,400	121,926
King Polytechnic Engineering Co. Ltd.	23,793	41,416
King Yuan Electronics Co. Ltd.	196,000	744,439
King's Town Bank Co. Ltd.	163,000	273,605
Kinik Co.	12,000	127,143
Kinpo Electronics	270,000	201,395
Kinsus Interconnect Technology Corp.	53,000	196,365
KMC Kuei Meng International, Inc.	2,000	9,713
KNH Enterprise Co. Ltd.	4,000	2,586
KS Terminals, Inc.	16,000	44,764
Kung Long Batteries Industrial Co. Ltd.	10,000	45,143
Kung Sing Engineering Corp.(1)(2)	71,400	24,795
Kuo Toong International Co. Ltd.	48,000	100,292
Kuo Yang Construction Co. Ltd.	25,000	21,146
L&K Engineering Co. Ltd.(2)	39,918	308,286
Lanner Electronics, Inc.(2)	31,180	93,281
Largan Precision Co. Ltd.	8,000	780,170
Lealea Enterprise Co. Ltd.(1)	23,920	7,087
Lelon Electronics Corp.	12,000	30,228
Lemtech Holdings Co. Ltd.	6,000	20,172
Li Peng Enterprise Co. Ltd.(1)	126,000	35,275
Lian HWA Food Corp.	3,709	12,754
Lien Hwa Industrial Holdings Corp.	1,546	3,044
Lingsen Precision Industries Ltd.(1)	32,000	20,601
Lintes Technology Co. Ltd.	4,000	20,631
50

Avantis Emerging Markets Equity Fund
	Shares	Value
Lion Travel Service Co. Ltd.	19,000	$81,335
Lite-On Technology Corp.	55,000	184,524
Long Bon International Co. Ltd.(1)	101,000	71,273
Long Da Construction & Development Corp.	2,000	2,977
Longchen Paper & Packaging Co. Ltd.(1)	70,591	30,897
Longwell Co.	19,000	51,938
Lotes Co. Ltd.	3,142	150,628
Lotus Pharmaceutical Co. Ltd.	5,000	44,904
Lucky Cement Corp.	9,000	4,277
Lung Yen Life Service Corp.(1)	23,000	35,985
Macauto Industrial Co. Ltd.	2,000	4,138
Macnica Galaxy, Inc.	10,000	23,774
Macroblock, Inc.	3,000	7,921
Macronix International Co. Ltd.	75,000	64,985
Makalot Industrial Co. Ltd.	16,000	192,704
Marketech International Corp.	13,000	63,929
Materials Analysis Technology, Inc.	8,414	75,349
MediaTek, Inc.(2)	111,000	4,308,670
Mega Financial Holding Co. Ltd.	345,247	421,126
Meiloon Industrial Co.	25,600	22,149
Mercuries & Associates Holding Ltd.(1)	70,504	44,979
Mercuries Life Insurance Co. Ltd.(1)	524,555	131,034
Merida Industry Co. Ltd.	34,000	256,567
Merry Electronics Co. Ltd.	38,000	162,230
Micro-Star International Co. Ltd.	19,000	109,178
Mildef Crete, Inc.	9,000	27,843
MIN AIK Technology Co. Ltd.(1)	36,000	30,922
Mitac Holdings Corp.	81,840	115,320
Mobiletron Electronics Co. Ltd.(1)	1,000	1,278
momo.com, Inc.	1,801	21,994
MOSA Industrial Corp.(1)	37,656	31,138
Motech Industries, Inc.	77,000	64,747
MPI Corp.	7,000	168,385
MSSCORPS Co. Ltd.	6,480	28,088
My Humble House Hospitality Management Consulting(1)	13,000	23,381
Nak Sealing Technologies Corp.	6,000	21,300
Namchow Holdings Co. Ltd.	27,000	46,816
Nan Pao Resins Chemical Co. Ltd.	8,000	74,022
Nan Ren Lake Leisure Amusement Co. Ltd.(1)	2,000	1,497
Nan Ya Plastics Corp.	160,000	226,866
Nan Ya Printed Circuit Board Corp.	19,000	87,591
Nantex Industry Co. Ltd.	29,000	35,586
Nanya Technology Corp.(1)	77,000	126,967
Nexcom International Co. Ltd.	19,000	33,394
Nichidenbo Corp.	22,000	43,092
Nidec Chaun-Choung Technology Corp.(2)	5,000	39,901
Nien Made Enterprise Co. Ltd.	19,000	278,066
Niko Semiconductor Co. Ltd.	5,289	8,293
Nishoku Technology, Inc.	2,000	8,330
Novatek Microelectronics Corp.	59,000	996,514
Nuvoton Technology Corp.	14,000	39,174
O-Bank Co. Ltd.	149,000	47,966
Ocean Plastics Co. Ltd.	9,000	11,079
Onyx Healthcare, Inc.	3,000	18,004
51

Avantis Emerging Markets Equity Fund
	Shares	Value
Orient Semiconductor Electronics Ltd.(2)	89,000	$117,615
Oriental Union Chemical Corp.	36,000	20,268
O-TA Precision Industry Co. Ltd.	10,000	28,122
Pacific Construction Co.	57,000	20,766
Pacific Hospital Supply Co. Ltd.	3,000	8,192
PADAUK Technology Co. Ltd.	2,662	9,043
Pan Jit International, Inc.	16,000	27,888
Pan-International Industrial Corp.	56,000	61,460
Parade Technologies Ltd.	1,000	25,213
Pegatron Corp.	263,000	844,532
Pegavision Corp.	7,171	97,824
Phison Electronics Corp.	3,000	50,119
Phoenix Silicon International Corp.	36,449	149,043
Phoenix Tours International, Inc.	11,000	20,622
Pixart Imaging, Inc.	17,000	110,380
Planet Technology Corp.	5,000	27,103
Podak Co. Ltd.	10,500	18,425
Posiflex Technology, Inc.	8,000	45,773
Pou Chen Corp.	390,000	424,024
Power Wind Health Industry, Inc.	1,050	4,486
Powerchip Semiconductor Manufacturing Corp.(1)	158,000	106,824
Powertech Technology, Inc.	117,000	533,379
Poya International Co. Ltd.	4,120	64,760
President Chain Store Corp.	33,000	290,115
President Securities Corp.	192,451	159,321
Primax Electronics Ltd.	107,000	300,640
Prince Housing & Development Corp.	180,000	64,201
Prosperity Dielectrics Co. Ltd.	21,000	32,020
Qisda Corp.	59,000	66,273
Qualipoly Chemical Corp.	2,000	2,777
Quang Viet Enterprise Co. Ltd.	1,000	3,377
Quanta Computer, Inc.	191,000	1,604,585
Quanta Storage, Inc.(2)	37,000	115,416
Radiant Opto-Electronics Corp.	91,000	562,091
Radium Life Tech Co. Ltd.(1)	121,000	40,688
Raydium Semiconductor Corp.	10,000	111,316
Realtek Semiconductor Corp.	36,000	602,932
Rechi Precision Co. Ltd.	62,000	48,957
Rexon Industrial Corp. Ltd.	24,000	28,720
Rich Development Co. Ltd.(1)	181,000	68,334
RiTdisplay Corp.(1)	4,738	6,369
Ritek Corp.(1)	16,000	8,393
Roo Hsing Co. Ltd.(1)	3,000	317
Ruentex Development Co. Ltd.	220,880	339,935
Ruentex Engineering & Construction Co.	15,672	75,408
Ruentex Industries Ltd.	91,235	231,938
Ruentex Materials Co. Ltd.	1,000	890
Run Long Construction Co. Ltd.	37,000	151,510
Sampo Corp.	9,000	8,008
San Fang Chemical Industry Co. Ltd.	38,000	40,105
San Far Property Ltd.(1)	2,316	2,780
San Shing Fastech Corp.	3,000	5,353
Sanyang Motor Co. Ltd.	62,000	147,968
Scientech Corp.	9,000	121,806
52

Avantis Emerging Markets Equity Fund
	Shares	Value
SDI Corp.	22,000	$94,632
Sensortek Technology Corp.	1,000	8,702
Sercomm Corp.	13,000	45,321
Sesoda Corp.	36,000	43,779
Shanghai Commercial & Savings Bank Ltd.	232,001	292,165
Shan-Loong Transportation Co. Ltd.	2,000	1,365
Sheng Yu Steel Co. Ltd.	2,000	1,613
ShenMao Technology, Inc.	16,000	33,631
Shih Her Technologies, Inc.	6,000	20,158
Shih Wei Navigation Co. Ltd.(1)	16,457	9,413
Shin Foong Specialty & Applied Materials Co. Ltd.(1)	3,000	5,877
Shin Kong Financial Holding Co. Ltd.(1)(2)	2,069,079	833,318
Shin Zu Shing Co. Ltd.(2)	22,123	156,683
Shining Building Business Co. Ltd.(1)	22,000	7,154
Shinkong Insurance Co. Ltd.	49,000	145,841
Shinkong Synthetic Fibers Corp.	163,000	82,707
Shiny Chemical Industrial Co. Ltd.	13,777	71,161
ShunSin Technology Holding Ltd.	2,000	15,514
Shuttle, Inc.	27,000	18,886
Sigurd Microelectronics Corp.	91,000	222,527
Silergy Corp.	4,000	59,082
Silicon Integrated Systems Corp.	69,174	150,062
Simplo Technology Co. Ltd.	23,000	267,423
Sinbon Electronics Co. Ltd.	31,000	288,213
Sincere Navigation Corp.	55,000	47,970
Singatron Enterprise Co. Ltd.	8,000	8,419
Sino-American Silicon Products, Inc.	24,000	149,598
Sinon Corp.	80,000	110,842
SinoPac Financial Holdings Co. Ltd.	1,227,569	922,789
Sinyi Realty, Inc.	6,000	6,183
Sirtec International Co. Ltd.	1,000	1,121
Sitronix Technology Corp.	16,000	117,351
Siward Crystal Technology Co. Ltd.	26,000	23,791
Soft-World International Corp.	6,000	24,599
Solar Applied Materials Technology Corp.	32,547	67,346
Solteam, Inc.	5,332	10,515
Sonix Technology Co. Ltd.	12,000	17,331
Sporton International, Inc.(2)	7,402	52,076
Sports Gear Co. Ltd.	9,000	24,337
St. Shine Optical Co. Ltd.	5,000	27,720
Standard Foods Corp.	20,000	24,461
Stark Technology, Inc.	10,000	37,585
Sunjuice Holdings Co. Ltd.	1,000	5,006
Sunny Friend Environmental Technology Co. Ltd.	2,248	6,629
Sunonwealth Electric Machine Industry Co. Ltd.(2)	26,000	78,437
Sunrex Technology Corp.	5,000	9,328
Sunspring Metal Corp.	24,000	28,466
Swancor Holding Co. Ltd.	8,000	28,226
Sweeten Real Estate Development Co. Ltd.	2,426	2,929
Symtek Automation Asia Co. Ltd.	8,323	32,446
Syncmold Enterprise Corp.	29,000	101,218
Synnex Technology International Corp.	146,000	328,704
Sysgration	33,000	39,872
Systex Corp.	4,000	15,147
53

Avantis Emerging Markets Equity Fund
	Shares	Value
T3EX Global Holdings Corp.	18,121	$50,769
TA Chen Stainless Pipe(2)	194,369	221,807
Tah Hsin Industrial Corp.	2,145	4,774
TA-I Technology Co. Ltd.	19,000	30,787
Taichung Commercial Bank Co. Ltd.	579,807	327,280
TaiDoc Technology Corp.	9,000	46,898
Taiflex Scientific Co. Ltd.(2)	25,103	53,897
Taimide Tech, Inc.	10,000	18,479
Tainan Spinning Co. Ltd.	160,000	82,485
Tai-Saw Technology Co. Ltd.	20,000	16,953
Taishin Financial Holding Co. Ltd.	1,166,253	674,433
TaiSol Electronics Co. Ltd.	11,000	25,544
Taisun Enterprise Co. Ltd.(1)	2,000	1,308
Taita Chemical Co. Ltd.	9,343	5,317
TAI-TECH Advanced Electronics Co. Ltd.	7,000	30,613
Taiwan Business Bank	1,093,746	540,339
Taiwan Cooperative Financial Holding Co. Ltd.	267,754	216,893
Taiwan FamilyMart Co. Ltd.	1,000	5,843
Taiwan Fertilizer Co. Ltd.	72,000	134,772
Taiwan Fire & Marine Insurance Co. Ltd.	2,000	1,859
Taiwan FU Hsing Industrial Co. Ltd.	33,000	56,385
Taiwan Glass Industry Corp.(1)	103,000	53,235
Taiwan High Speed Rail Corp.	157,000	146,667
Taiwan Hon Chuan Enterprise Co. Ltd.	48,000	241,520
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	23,000	29,104
Taiwan Land Development Corp.(1)	21,000	7
Taiwan Mobile Co. Ltd.	48,000	168,236
Taiwan Navigation Co. Ltd.	37,000	37,184
Taiwan Paiho Ltd.	40,000	76,899
Taiwan PCB Techvest Co. Ltd.	38,000	44,598
Taiwan Sakura Corp.	25,000	70,263
Taiwan Secom Co. Ltd.	7,000	32,271
Taiwan Semiconductor Co. Ltd.	15,000	30,899
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	103,986	17,854,396
Taiwan Shin Kong Security Co. Ltd.	1,010	1,323
Taiwan Styrene Monomer	2,000	820
Taiwan Surface Mounting Technology Corp.	62,000	227,070
Taiwan Takisawa Technology Co. Ltd.	10,000	23,036
Taiwan TEA Corp.(1)	29,000	19,251
Taiwan Union Technology Corp.(2)	21,000	115,255
Taiyen Biotech Co. Ltd.	6,000	6,643
Tatung Co. Ltd.(1)	114,000	163,710
Tatung System Technologies, Inc.	13,000	32,337
TCC Group Holdings Co. Ltd.	479,858	494,321
Te Chang Construction Co. Ltd.	1,000	1,905
Team Group, Inc.	17,000	65,751
Teco Electric & Machinery Co. Ltd.	121,000	185,653
Tera Autotech Corp.	1,081	915
Test Research, Inc.	32,000	159,848
Test Rite International Co. Ltd.	2,000	1,310
Tex-Ray Industrial Co. Ltd.(1)	12,000	3,998
Thinking Electronic Industrial Co. Ltd.	9,000	48,464
Thye Ming Industrial Co. Ltd.	25,800	63,507
Ton Yi Industrial Corp.	112,000	58,121
54

Avantis Emerging Markets Equity Fund
	Shares	Value
Tong Hsing Electronic Industries Ltd.	19,890	$88,483
Tong Yang Industry Co. Ltd.	59,000	176,822
Tong-Tai Machine & Tool Co. Ltd.	74,000	90,852
Top Union Electronics Corp.	11,075	11,034
Topco Scientific Co. Ltd.	42,000	371,603
Topkey Corp.	13,000	91,820
Topoint Technology Co. Ltd.	28,000	33,171
TPK Holding Co. Ltd.(1)	77,000	109,079
Transcend Information, Inc.	17,000	55,001
Tripod Technology Corp.	51,000	330,028
Trusval Technology Co. Ltd.	4,093	29,201
Tsann Kuen Enterprise Co. Ltd.	8,419	8,724
TSRC Corp.	80,000	58,470
Ttet Union Corp.	2,000	9,218
TTFB Co. Ltd.	3,300	21,039
TTY Biopharm Co. Ltd.	10,000	23,486
Tung Ho Steel Enterprise Corp.	64,770	158,235
Tung Thih Electronic Co. Ltd.	9,900	26,931
TXC Corp.	50,000	180,329
TYC Brother Industrial Co. Ltd.	44,000	92,620
Tyntek Corp.	3,000	2,126
UDE Corp.	21,000	60,030
Ultra Chip, Inc.	8,000	20,106
U-Ming Marine Transport Corp.	63,000	107,920
Unic Technology Corp.	25,000	28,187
Unimicron Technology Corp.	99,000	508,033
Union Bank of Taiwan	228,130	110,156
Union Insurance Co. Ltd.(1)	16,100	17,311
Uni-President Enterprises Corp.	348,000	896,705
Unitech Printed Circuit Board Corp.	115,000	138,527
United Integrated Services Co. Ltd.	33,000	356,376
United Microelectronics Corp.	774,000	1,345,106
United Renewable Energy Co. Ltd.(1)	76,285	28,748
Univacco Technology, Inc.	18,000	33,535
Universal Cement Corp.	73,759	71,268
Universal Vision Biotechnology Co. Ltd.	3,339	24,143
UPC Technology Corp.	63,000	23,552
Userjoy Technology Co. Ltd.	4,410	11,093
USI Corp.	105,000	49,204
Utechzone Co. Ltd.	6,000	24,864
UVAT Technology Co. Ltd.	8,000	29,007
Vanguard International Semiconductor Corp.(2)	161,000	619,667
Ventec International Group Co. Ltd.	11,000	24,922
Via Technologies, Inc.(2)	19,000	79,163
Visual Photonics Epitaxy Co. Ltd.	9,000	40,069
Voltronic Power Technology Corp.	7,000	436,335
Wafer Works Corp.	71,000	78,159
Wah Lee Industrial Corp.	28,100	119,389
Walsin Lihwa Corp.(2)	197,763	217,633
Walsin Technology Corp.	29,000	100,608
Walton Advanced Engineering, Inc.	49,000	27,809
Wan Hai Lines Ltd.	102,785	266,670
WEI Chih Steel Industrial Co. Ltd.	13,000	9,707
Wei Chuan Foods Corp.	9,000	5,189
55

Avantis Emerging Markets Equity Fund
	Shares	Value
Weikeng Industrial Co. Ltd.	36,000	$39,062
Well Shin Technology Co. Ltd.	22,000	48,829
Win Semiconductors Corp.(1)	26,000	111,460
Winbond Electronics Corp.	257,428	193,658
Winmate, Inc.	7,000	30,237
Winstek Semiconductor Co. Ltd.	9,000	31,083
Wisdom Marine Lines Co. Ltd.	82,047	172,478
Wistron Corp.(2)	177,000	563,829
Wistron NeWeb Corp.	38,000	145,425
WITS Corp.	9,593	34,865
Wiwynn Corp.	3,000	178,993
Wonderful Hi-Tech Co. Ltd.	30,000	37,217
Wowprime Corp.(2)	14,293	99,682
WPG Holdings Ltd.	78,000	198,360
WT Microelectronics Co. Ltd.(2)	45,058	166,714
WUS Printed Circuit Co. Ltd.	27,800	42,494
WW Holding, Inc.(1)	6,000	22,140
XinTec, Inc.	29,000	241,209
Xxentria Technology Materials Corp.	9,810	19,332
Yageo Corp.	18,830	387,603
Yang Ming Marine Transport Corp.	223,000	450,094
Yankey Engineering Co. Ltd.	4,693	50,008
YC INOX Co. Ltd.(1)	46,000	34,152
YCC Parts Manufacturing Co. Ltd.	1,000	1,844
Yea Shin International Development Co. Ltd.	6,327	7,975
Yem Chio Co. Ltd.	13,771	9,025
Yen Sun Technology Corp.	14,000	21,278
Yeong Guan Energy Technology Group Co. Ltd.(1)	12,000	15,885
YFY, Inc.	82,000	79,418
Yi Jinn Industrial Co. Ltd.	7,350	4,725
Yieh Phui Enterprise Co. Ltd.	144,228	68,289
Yonyu Plastics Co. Ltd.	1,000	929
Young Fast Optoelectronics Co. Ltd.	17,000	33,127
Youngtek Electronics Corp.	22,000	49,397
Yuanta Financial Holding Co. Ltd.	981,372	979,499
Yuanta Futures Co. Ltd.	11,000	28,882
Yulon Finance Corp.	32,244	145,008
Yulon Motor Co. Ltd.	66,784	114,025
Yungshin Construction & Development Co. Ltd.	13,000	112,608
YungShin Global Holding Corp.	22,000	39,610
Zeng Hsing Industrial Co. Ltd.	2,148	7,324
Zenitron Corp.	24,000	23,976
Zhen Ding Technology Holding Ltd.(2)	135,000	571,842
Zig Sheng Industrial Co. Ltd.(1)	22,000	7,876
Zinwell Corp.(1)	18,000	10,186
Zippy Technology Corp.	22,000	46,253
Zyxel Group Corp.	48,947	58,306
		102,539,971
Thailand — 1.8%
AAPICO Hitech PCL, NVDR	31,090	17,719
Advanced Info Service PCL, NVDR	56,100	409,178
Advanced Information Technology PCL, NVDR	50,000	5,949
AEON Thana Sinsap Thailand PCL, NVDR	9,800	37,036
Airports of Thailand PCL, NVDR	44,700	78,821
56

Avantis Emerging Markets Equity Fund
	Shares	Value
AP Thailand PCL, NVDR	222,000	$55,406
Asia Aviation PCL, NVDR(1)	368,100	26,105
Asia Plus Group Holdings PCL, NVDR	240,200	16,458
Asia Sermkij Leasing PCL, NVDR	1,800	664
Asian Sea Corp. PCL, NVDR	9,900	2,789
Asset World Corp. PCL, NVDR	171,600	16,770
B Grimm Power PCL, NVDR	40,900	24,357
Bangchak Corp. PCL, NVDR	136,600	150,589
Bangkok Airways PCL, NVDR	120,000	79,099
Bangkok Aviation Fuel Services PCL, NVDR	1,000	408
Bangkok Bank PCL, NVDR	9,600	39,960
Bangkok Chain Hospital PCL, NVDR	154,200	70,172
Bangkok Dusit Medical Services PCL, NVDR	313,900	256,803
Bangkok Expressway & Metro PCL, NVDR	473,400	107,084
Bangkok Land PCL, NVDR	666,800	12,219
Bangkok Life Assurance PCL, NVDR	38,700	20,022
Banpu PCL, NVDR	692,766	111,434
Banpu Power PCL, NVDR	35,200	12,783
BCPG PCL, NVDR	187,400	33,797
BEC World PCL, NVDR	74,300	8,607
Berli Jucker PCL, NVDR	15,100	10,024
BG Container Glass PCL, NVDR	20,000	3,694
BTS Group Holdings PCL, NVDR(1)	285,500	35,748
Bumrungrad Hospital PCL, NVDR	37,700	272,241
Cal-Comp Electronics Thailand PCL, NVDR	1,225,496	140,335
Carabao Group PCL, NVDR	37,100	75,254
Central Pattana PCL, NVDR	109,800	192,566
Central Plaza Hotel PCL, NVDR	71,800	74,170
Central Retail Corp. PCL, NVDR	156,341	135,849
CH Karnchang PCL, NVDR	87,000	48,741
Charoen Pokphand Foods PCL, NVDR	285,300	206,746
Chularat Hospital PCL, NVDR	556,200	42,011
CK Power PCL, NVDR	141,800	15,145
Com7 PCL, NVDR	146,000	105,676
CP ALL PCL, NVDR	103,900	185,218
CP Axtra PCL, NVDR	30,300	27,707
Delta Electronics Thailand PCL, NVDR	79,400	249,828
Dhipaya Group Holdings PCL, NVDR	5,900	4,630
Diamond Building Products PCL, NVDR	5,000	1,204
Dohome PCL, NVDR	5,052	1,611
Dynasty Ceramic PCL, NVDR	269,300	15,946
Eastern Polymer Group PCL, NVDR	42,400	4,937
Eastern Water Resources Development & Management PCL, NVDR	2,900	255
Ekachai Medical Care PCL, NVDR	75,985	15,259
Electricity Generating PCL, NVDR	17,200	54,285
Energy Absolute PCL, NVDR	31,600	6,141
Erawan Group PCL, NVDR	294,460	33,269
GFPT PCL, NVDR	87,200	32,236
Global Power Synergy PCL, NVDR	23,400	27,760
Gulf Energy Development PCL, NVDR	62,200	93,049
Gunkul Engineering PCL, NVDR	455,500	32,745
Haad Thip PCL, NVDR	2,800	1,316
Hana Microelectronics PCL, NVDR	60,000	69,209
Home Product Center PCL, NVDR	330,100	88,040
57

Avantis Emerging Markets Equity Fund
	Shares	Value
Ichitan Group PCL, NVDR	112,900	$50,660
Indorama Ventures PCL, NVDR	77,100	38,908
Interlink Communication PCL, NVDR	21,100	3,516
Intouch Holdings PCL, NVDR	32,300	78,662
IRPC PCL, NVDR	722,000	30,488
Italian-Thai Development PCL, NVDR(1)	149,800	2,702
Jasmine International PCL, NVDR	370,673	28,318
Kasikornbank PCL, NVDR	36,900	155,889
KCE Electronics PCL, NVDR	141,600	159,315
KGI Securities Thailand PCL, NVDR	97,400	12,029
Khon Kaen Sugar Industry PCL, NVDR	55,500	3,505
Kiatnakin Phatra Bank PCL, NVDR	25,100	34,101
Krung Thai Bank PCL, NVDR	302,800	163,447
Krungthai Card PCL, NVDR	88,700	109,156
Land & Houses PCL, NVDR	776,400	129,331
Lanna Resources PCL, NVDR	38,500	19,650
LPN Development PCL, NVDR	37,300	3,284
Major Cineplex Group PCL, NVDR	91,400	38,570
MBK PCL, NVDR	85,300	43,566
MC Group PCL, NVDR	79,500	26,530
MCS Steel PCL, NVDR	43,200	9,319
Mega Lifesciences PCL, NVDR	61,600	68,836
Minor International PCL, NVDR	318,366	253,468
MK Restaurants Group PCL, NVDR	26,500	20,959
Muangthai Capital PCL, NVDR	73,100	94,093
Ngern Tid Lor PCL, NVDR	77,259	37,546
Noble Development PCL, Class C, NVDR	40,800	3,839
Osotspa PCL, NVDR	92,900	61,438
Plan B Media PCL, NVDR	261,604	63,316
Polyplex Thailand PCL, NVDR	13,000	5,330
Precious Shipping PCL, NVDR	121,600	30,559
Premier Marketing PCL, NVDR	3,900	916
Prima Marine PCL, NVDR	157,300	38,349
Pruksa Holding PCL, NVDR	61,600	16,375
PTG Energy PCL, NVDR	241,000	60,162
PTT Exploration & Production PCL, NVDR	85,000	355,508
PTT Global Chemical PCL, NVDR	106,200	78,248
PTT Oil & Retail Business PCL, NVDR	199,100	91,042
PTT PCL, NVDR	451,300	446,229
Quality Houses PCL, NVDR	618,800	32,942
R&B Food Supply PCL, NVDR	8,900	1,511
Rajthanee Hospital PCL, NVDR	10,300	6,992
Ratch Group PCL, NVDR	102,200	91,926
Ratchthani Leasing PCL, NVDR	189,915	10,959
Regional Container Lines PCL, NVDR	50,700	35,159
Roctec Global PCL, NVDR	596,800	17,091
Rojana Industrial Park PCL, NVDR	6,800	1,198
RS PCL, NVDR	42,790	14,662
S Hotels & Resorts PCL, NVDR	188,700	11,278
Sabina PCL, NVDR	22,900	14,632
Sansiri PCL, NVDR	1,174,700	59,396
Sappe PCL, NVDR	15,800	32,832
SC Asset Corp. PCL, NVDR	164,100	12,408
SCB X PCL, NVDR	21,200	66,995
58

Avantis Emerging Markets Equity Fund
	Shares	Value
Sermsang Power Corp. Co. Ltd., NVDR	99,915	$17,995
Siam Cement PCL, NVDR	21,000	142,601
Siam City Cement PCL, NVDR	1,800	8,449
Siam Global House PCL, NVDR	96,160	41,855
Siamgas & Petrochemicals PCL, NVDR	27,100	5,527
Singha Estate PCL, NVDR	20,100	451
Sino-Thai Engineering & Construction PCL, NVDR	179,600	46,011
SISB PCL, NVDR	65,400	58,045
Somboon Advance Technology PCL, NVDR	36,500	13,048
SPCG PCL, NVDR	13,200	3,296
Sri Trang Agro-Industry PCL, NVDR	120,000	78,933
Srisawad Capital 1969 PCL, NVDR	22,440	1,498
Srisawad Corp. PCL, NVDR	70,070	78,443
Srivichai Vejvivat PCL, NVDR	25,600	7,301
Star Petroleum Refining PCL, NVDR	125,200	26,269
STP & I PCL, NVDR(1)	59,900	5,754
Supalai PCL, NVDR	169,500	88,124
Super Energy Corp. PCL, NVDR(1)	1,374,500	10,144
Susco PCL, NVDR	160,100	15,967
Taokaenoi Food & Marketing PCL, Class R, NVDR	75,200	20,309
Thai Airways International PCL, NVDR(1)	6,800	2
Thai Oil PCL, NVDR	104,300	163,397
Thai Union Group PCL, NVDR	304,600	141,081
Thai Vegetable Oil PCL, NVDR	36,960	25,028
Thaicom PCL, NVDR	109,800	39,863
Thaifoods Group PCL, NVDR	224,200	30,738
Thanachart Capital PCL, NVDR	21,000	31,292
Thonburi Healthcare Group PCL, NVDR	35,700	31,637
Thoresen Thai Agencies PCL, NVDR	181,300	30,728
Tipco Asphalt PCL, NVDR	46,800	23,243
Tisco Financial Group PCL, NVDR	19,600	55,322
TKS Technologies PCL, NVDR	15,200	3,298
TMBThanachart Bank PCL, NVDR	1,365,900	74,600
TOA Paint Thailand PCL, NVDR	35,000	18,600
TPI Polene PCL, NVDR	546,000	19,352
TPI Polene Power PCL, NVDR	54,800	4,824
True Corp. PCL, NVDR(1)	624,069	190,049
TTW PCL, NVDR	14,400	3,914
Unique Engineering & Construction PCL, NVDR	4,000	317
Univanich Palm Oil PCL, NVDR	80,500	19,891
VGI PCL, NVDR(1)	28,860	2,076
WHA Corp. PCL, NVDR	451,300	70,619
Workpoint Entertainment PCL, NVDR	14,600	4,188
		8,828,293
Turkey — 1.0%
Afyon Cimento Sanayi TAS	45,120	20,900
AG Anadolu Grubu Holding AS	1,279	12,361
Agesa Hayat ve Emeklilik AS	4,804	14,057
Akbank TAS	236,168	404,285
Akcansa Cimento AS	3,799	17,637
Akenerji Elektrik Uretim AS(1)	46,296	17,094
Akfen Yenilenebilir Enerji AS(1)	37,132	23,718
Aksa Akrilik Kimya Sanayii AS	157,104	41,092
Aksa Enerji Uretim AS	15,862	17,536
59

Avantis Emerging Markets Equity Fund
	Shares	Value
Aksigorta AS(1)	26,161	$4,251
Alarko Holding AS	3,317	9,363
Albaraka Turk Katilim Bankasi AS(1)	323,222	56,655
Anadolu Anonim Turk Sigorta Sirketi(1)	23,474	52,988
Anadolu Efes Biracilik Ve Malt Sanayii AS	13,367	87,337
Aselsan Elektronik Sanayi Ve Ticaret AS	40,599	69,493
Aygaz AS	3,692	16,212
Baticim Bati Anadolu Cimento Sanayii AS(1)	7,506	51,534
Bera Holding AS	107,853	46,720
BIM Birlesik Magazalar AS	17,069	270,336
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS(1)	1,040	11,554
Bursa Cimento Fabrikasi AS	60,262	13,753
Cemtas Celik Makina Sanayi Ve Ticaret AS	3,609	1,075
Cimsa Cimento Sanayi VE Ticaret AS	15,955	16,777
Coca-Cola Icecek AS	36,117	64,474
Dogan Sirketler Grubu Holding AS	109,048	49,906
Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS(1)	40,181	10,436
Dogus Otomotiv Servis ve Ticaret AS	6,500	45,450
EGE Endustri VE Ticaret AS	21	6,236
Enerjisa Enerji AS	9,053	15,958
Eregli Demir ve Celik Fabrikalari TAS	71,372	101,257
Escar Turizm Tasimacilik Ticaret AS	1,772	19,203
Ford Otomotiv Sanayi AS	2,380	67,293
Girisim Elektrik Taahhut Ticaret Ve Sanayi AS(1)	7,372	9,433
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS(1)	2,699	35,223
Gozde Girisim Sermayesi Yatirim Ortakligi AS(1)	26,414	19,864
GSD Holding AS(1)	140,853	14,957
Haci Omer Sabanci Holding AS	96,276	248,622
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	8,190	10,960
Is Finansal Kiralama AS(1)	51,228	16,422
Is Yatirim Menkul Degerler AS	51,102	54,558
Isiklar Enerji ve Yapi Holding AS(1)	84,719	22,806
Jantsa Jant Sanayi Ve Ticaret AS	27,439	20,149
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	17,876	9,416
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	11,042	5,536
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	25,765	17,373
Kartonsan Karton Sanayi ve Ticaret AS(1)	321	821
Katilimevim Tasarruf Finansman AS	5,192	6,675
Kerevitas Gida Sanayi ve Ticaret AS(1)	41,113	16,547
KOC Holding AS	41,655	227,757
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	10,865	19,904
Logo Yazilim Sanayi Ve Ticaret AS	6,968	22,162
Mavi Giyim Sanayi Ve Ticaret AS, B Shares	23,684	73,573
Menderes Tekstil Sanayi ve Ticaret AS(1)	29,472	10,790
MIA Teknoloji AS(1)	13,107	18,689
MLP Saglik Hizmetleri AS(1)	6,501	62,864
NET Holding AS(1)	27,535	30,232
Nuh Cimento Sanayi AS	1,986	14,559
ODAS Elektrik Uretim ve Sanayi Ticaret AS(1)	104,778	22,152
Osmanli Yatirim Menkul Degerler AS	26,147	7,416
Oyak Cimento Fabrikalari AS(1)	13,849	27,856
Pegasus Hava Tasimaciligi AS(1)	17,026	113,468
Petkim Petrokimya Holding AS(1)	58,328	39,269
Platform Turizm Tasimacilik Gida Insaat Temizlik Hizmetleri Sanayi VE Ticaret AS	28,008	20,604
60

Avantis Emerging Markets Equity Fund
	Shares	Value
Ral Yatirim Holding AS(1)	4,781	$44,494
Reysas Tasimacilik ve Lojistik Ticaret AS(1)	32,577	44,463
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	27,603	18,989
Sasa Polyester Sanayi AS(1)	249,144	35,986
Sekerbank Turk AS	222,755	28,321
Selcuk Ecza Deposu Ticaret ve Sanayi AS	8,159	13,047
Sok Marketler Ticaret AS	20,100	31,281
TAB Gida Sanayi Ve Ticaret AS, Class A	6,809	31,977
TAV Havalimanlari Holding AS(1)	16,093	118,033
Tekfen Holding AS(1)	43,726	68,390
Tofas Turk Otomobil Fabrikasi AS	4,881	34,940
Tukas Gida Sanayi ve Ticaret AS(1)	87,022	20,936
Turk Hava Yollari AO(1)	27,753	244,706
Turk Traktor ve Ziraat Makineleri AS	2,167	46,490
Turkcell Iletisim Hizmetleri AS, ADR	39,945	281,612
Turkiye Halk Bankasi AS(1)	30,178	13,822
Turkiye Is Bankasi AS, C Shares	474,504	184,192
Turkiye Petrol Rafinerileri AS	40,411	199,951
Turkiye Sigorta AS	81,311	30,047
Turkiye Sinai Kalkinma Bankasi AS(1)	197,724	66,961
Turkiye Sise ve Cam Fabrikalari AS	27,623	35,144
Turkiye Vakiflar Bankasi TAO, D Shares(1)	165,480	91,899
Ulker Biskuvi Sanayi AS(1)	10,123	43,957
Usak Seramik Sanayii AS(1)	37,752	17,783
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	8,161	26,452
Vestel Beyaz Esya Sanayi ve Ticaret AS	34,840	17,799
Vestel Elektronik Sanayi ve Ticaret AS(1)	23,545	45,579
Yapi ve Kredi Bankasi AS	205,561	188,339
YEO Teknoloji Enerji VE Endustri AS(1)	2,532	13,407
Zorlu Enerji Elektrik Uretim AS(1)	118,717	15,823
		4,932,418
United States — 0.0%
Inter & Co., Inc.	1,491	10,831
Powerfleet, Inc. NJ(1)	264	1,317
		12,148
TOTAL COMMON STOCKS (Cost $441,640,455)		482,874,760
WARRANTS — 0.0%
Brazil — 0.0%
Marisa Lojas SA(1)	3,891	366
Malaysia — 0.0%
Perak Transit Bhd.(1)	2,086	106
PESTECH International Bhd.(1)	2,962	55
		161
Thailand — 0.0%
Better World Green PCL, NVDR(1)	114,350	135
Kiatnakin Phatra Bank PCL, NVDR(1)	2,092	75
MBK PCL, NVDR(1)	912	402
Roctec Global PCL, NVDR(1)	149,200	218
RS PCL, NVDR(1)	4,279	622
Thaifoods Group PCL, NVDR(1)	7,010	189
VGI PCL(1)	6,660	14
VGI PCL, NVDR(1)	2,886	87
		1,742
TOTAL WARRANTS (Cost $—)		2,269
61

Avantis Emerging Markets Equity Fund
	Shares	Value
RIGHTS — 0.0%
Brazil — 0.0%
Equatorial Energia SA(1)	1,135	$381
Thailand — 0.0%
BTS Group Holdings PCL(1)	63,444	19
Raimon Land PCL, NVDR(1)	4,328	1
		20
TOTAL RIGHTS (Cost $—)		401
SHORT-TERM INVESTMENTS — 1.7%
Money Market Funds — 1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,859,874	2,859,874
State Street Navigator Securities Lending Government Money Market Portfolio(4)	5,030,308	5,030,308
TOTAL SHORT-TERM INVESTMENTS (Cost $7,890,182)		7,890,182
TOTAL INVESTMENT SECURITIES — 101.9% (Cost $449,530,637)		490,767,612
OTHER ASSETS AND LIABILITIES — (1.9)%		(8,984,168)
TOTAL NET ASSETS — 100.0%		$481,783,444

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	21.0%
Information Technology	20.0%
Consumer Discretionary	13.3%
Industrials	11.0%
Materials	9.0%
Communication Services	7.0%
Energy	4.8%
Consumer Staples	4.7%
Utilities	3.5%
Health Care	3.5%
Real Estate	2.4%
Short-Term Investments	1.7%
Other Assets and Liabilities	(1.9)%

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	4	September 2024	$1,132,200	$4,902
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $15,629,121. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Securities may be subject to resale, redemption or transferability restrictions.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $16,667,956, which includes securities collateral of $11,637,648.

See Notes to Financial Statements.
62

AUGUST 31, 2024

Avantis International Equity Fund
	Shares	Value
COMMON STOCKS — 99.0%
Australia — 6.9%
29Metals Ltd.(1)(2)	7,709	$1,940
Accent Group Ltd.(2)	11,453	16,353
Adairs Ltd.(2)	1,603	2,020
Aeris Resources Ltd.(1)(2)	42,009	5,105
AGL Energy Ltd.	6,468	50,805
Alkane Resources Ltd.(1)(2)	15,781	4,512
Alliance Aviation Services Ltd.(1)	1,918	3,752
ALS Ltd.	3,419	36,102
Amotiv Ltd.	2,813	19,956
AMP Ltd.(2)	105,215	91,224
Ampol Ltd.	6,760	132,262
Ansell Ltd.	814	16,412
ANZ Group Holdings Ltd.	34,956	717,484
APA Group	15,429	79,068
Appen Ltd.(1)(2)	340	232
ARB Corp. Ltd.(2)	1,547	44,539
Aristocrat Leisure Ltd.	5,270	194,523
ARN Media Ltd.	1,854	697
ASX Ltd.	1,086	44,961
Atlas Arteria Ltd.	11,695	40,243
Aurelia Metals Ltd.(1)	47,081	4,905
Aurizon Holdings Ltd.	61,698	140,854
Austal Ltd.(2)	8,146	12,909
Australian Agricultural Co. Ltd.(1)(2)	2,182	2,074
Australian Clinical Labs Ltd.(2)	1,433	2,914
Australian Ethical Investment Ltd.	906	2,542
Australian Finance Group Ltd.(2)	3,111	3,366
Baby Bunting Group Ltd.	1,932	2,147
Bank of Queensland Ltd.(2)	17,390	74,368
Bapcor Ltd.	7,332	24,239
Beach Energy Ltd.	81,937	69,273
Bega Cheese Ltd.	7,118	24,546
Bendigo & Adelaide Bank Ltd.	13,647	111,119
BHP Group Ltd., ADR	23,788	1,311,432
BlueScope Steel Ltd.	15,101	210,386
Brambles Ltd.	26,483	326,463
Breville Group Ltd.(2)	1,595	36,211
Brickworks Ltd.	1,087	19,384
Capricorn Metals Ltd.(1)	13,819	55,393
CAR Group Ltd.	3,074	78,894
Cedar Woods Properties Ltd.	1,766	6,694
Cettire Ltd.(1)(2)	10,014	7,108
Challenger Ltd.	11,808	54,727
Champion Iron Ltd.(2)	15,914	67,098
Cleanaway Waste Management Ltd.	4,609	8,947
Coast Entertainment Holdings Ltd.(1)(2)	1,272	456
Cochlear Ltd.	509	103,339
Codan Ltd.	230	2,408
Coles Group Ltd.	24,464	310,594
Collins Foods Ltd.	1,103	5,743
Commonwealth Bank of Australia	11,271	1,061,528
63

Avantis International Equity Fund
	Shares	Value
Computershare Ltd.	8,688	$167,029
Cooper Energy Ltd.(1)	77,024	10,191
Coronado Global Resources, Inc.	22,324	17,846
Credit Corp. Group Ltd.(2)	1,437	14,640
CSL Ltd.	1,931	401,019
Data#3 Ltd.	4,586	23,931
Deep Yellow Ltd.(1)	23,459	17,304
Deterra Royalties Ltd.	10,305	25,605
Domino's Pizza Enterprises Ltd.	834	16,927
Downer EDI Ltd.	10,023	37,840
Eagers Automotive Ltd.(2)	3,210	22,649
Elders Ltd.	4,396	27,342
Emeco Holdings Ltd.(2)	5,966	3,237
Endeavour Group Ltd.(2)	27,982	100,895
Evolution Mining Ltd.	51,179	145,183
EVT Ltd.(2)	2,827	20,619
FleetPartners Group Ltd.(1)	5,402	11,659
Flight Centre Travel Group Ltd.(2)	1,652	23,375
Fortescue Ltd.	26,120	321,785
Genesis Minerals Ltd.(1)	18,534	28,176
Gold Road Resources Ltd.	24,253	26,414
GrainCorp Ltd., A Shares	3,047	18,034
Grange Resources Ltd.(2)	38,316	7,127
GWA Group Ltd.	2,433	3,956
Hansen Technologies Ltd.	2,687	7,814
Harvey Norman Holdings Ltd.(2)	25,322	78,407
Healius Ltd.(1)(2)	2,245	2,529
Helia Group Ltd.	19,452	53,831
HUB24 Ltd.	1,022	38,538
Humm Group Ltd.(2)	743	345
IDP Education Ltd.(2)	2,177	23,796
IGO Ltd.	10,398	38,840
Iluka Resources Ltd.	11,247	46,592
Incitec Pivot Ltd.	37,058	75,744
Infomedia Ltd.	4,782	5,672
Inghams Group Ltd.(2)	13,930	29,305
Insignia Financial Ltd.(2)	13,792	21,526
Insurance Australia Group Ltd.	12,174	62,213
James Hardie Industries PLC(1)	6,354	237,024
JB Hi-Fi Ltd.	3,824	205,688
Johns Lyng Group Ltd.(2)	4,602	11,634
Judo Capital Holdings Ltd.(1)(2)	27,847	30,899
Jumbo Interactive Ltd.	936	8,750
Jupiter Mines Ltd.(2)	20,273	2,540
Karoon Energy Ltd.(1)(2)	50,463	58,949
Lendlease Corp. Ltd.	13,960	63,572
Leo Lithium Ltd.(1)(2)	33,200	2,837
Lifestyle Communities Ltd.(2)	1,709	8,885
Lovisa Holdings Ltd.(2)	2,065	43,405
Lynas Rare Earths Ltd.(1)	10,025	47,378
Macmahon Holdings Ltd.	6,093	1,380
Macquarie Group Ltd.	2,946	428,800
Magellan Financial Group Ltd.	8,366	53,847
Mayne Pharma Group Ltd.(1)	2,120	7,523
64

Avantis International Equity Fund
	Shares	Value
McMillan Shakespeare Ltd.	2,289	$24,510
Medibank Pvt Ltd.	41,677	108,805
Metcash Ltd.	32,632	79,016
Mineral Resources Ltd.	4,859	131,152
Monadelphous Group Ltd.	3,593	31,242
Mount Gibson Iron Ltd.(1)	15,532	3,195
Myer Holdings Ltd.(2)	36,580	20,719
MyState Ltd.	613	1,589
National Australia Bank Ltd.	30,367	782,622
Netwealth Group Ltd.	1,149	17,446
Neuren Pharmaceuticals Ltd.(1)	4,504	47,437
New Hope Corp. Ltd.(2)	28,128	85,107
NEXTDC Ltd.(1)	4,260	48,855
nib holdings Ltd.	15,340	64,904
Nick Scali Ltd.	2,166	22,598
Nine Entertainment Co. Holdings Ltd.	24,862	22,236
Northern Star Resources Ltd.	22,551	230,261
NRW Holdings Ltd.	21,026	50,569
Nufarm Ltd.	11,295	30,216
OFX Group Ltd.(1)	3,710	5,193
Omni Bridgeway Ltd.(1)(2)	6,182	3,709
oOh!media Ltd.	5,524	4,698
Orica Ltd.	13,223	158,611
Origin Energy Ltd.	26,182	176,523
Orora Ltd.	24,080	40,728
Pacific Current Group Ltd.	220	1,699
Paladin Energy Ltd.(1)	4,495	29,808
Peet Ltd.(2)	1,161	985
Perenti Ltd.	35,469	24,870
Perseus Mining Ltd.	58,475	103,301
PEXA Group Ltd.(1)	1,176	10,602
Pilbara Minerals Ltd.(2)	87,326	174,833
Platinum Asset Management Ltd.	17,853	12,001
Premier Investments Ltd.	2,657	63,311
Pro Medicus Ltd.	793	81,147
PWR Holdings Ltd.	1,505	9,326
Qantas Airways Ltd.(1)	10,546	47,713
QBE Insurance Group Ltd.	21,421	228,433
Qube Holdings Ltd.	39,527	102,738
Ramelius Resources Ltd.	59,115	87,544
Ramsay Health Care Ltd.(2)	1,299	36,465
REA Group Ltd.	612	90,650
Red 5 Ltd.(1)	277,012	63,450
Reece Ltd.	610	11,261
Regis Resources Ltd.(1)	36,080	45,256
Reliance Worldwide Corp. Ltd.	12,146	43,929
Resimac Group Ltd.	2,359	1,488
Resolute Mining Ltd.(1)	111,229	50,329
Ridley Corp. Ltd.	9,738	14,668
Rio Tinto Ltd.	4,758	356,215
Sandfire Resources Ltd.(1)	16,560	95,691
Santos Ltd.	76,932	375,072
SEEK Ltd.	1,698	26,440
Select Harvests Ltd.(1)(2)	1,691	4,664
65

Avantis International Equity Fund
	Shares	Value
Seven Group Holdings Ltd.	2,053	$57,031
Seven West Media Ltd.(1)	35,885	4,387
Sigma Healthcare Ltd.(2)	23,896	20,351
Sims Ltd.(2)	3,753	27,748
SiteMinder Ltd.(1)(2)	7,630	25,334
SmartGroup Corp. Ltd.	213	1,153
Solvar Ltd.(2)	3,577	3,092
Sonic Healthcare Ltd.	9,045	169,250
South32 Ltd.	78,181	164,641
Southern Cross Media Group Ltd.	4,053	1,494
St Barbara Ltd.(1)(2)	9,352	1,596
Stanmore Resources Ltd.	13,354	27,076
Star Entertainment Group Ltd.(1)(2)	134,376	40,929
Steadfast Group Ltd.	4,527	19,799
Suncorp Group Ltd.	13,317	159,040
Super Retail Group Ltd.	7,016	84,694
Superloop Ltd.(1)(2)	13,306	15,874
Syrah Resources Ltd.(1)(2)	10,036	1,528
Technology One Ltd.	6,561	101,696
Telix Pharmaceuticals Ltd.(1)	3,648	45,738
Telstra Group Ltd.	46,157	122,598
TPG Telecom Ltd.(2)	527	1,765
Transurban Group	17,713	161,884
Treasury Wine Estates Ltd.	8,166	62,999
Tuas Ltd.(1)	517	1,517
Ventia Services Group Pty. Ltd.	16,171	46,238
Viva Energy Group Ltd.	31,180	60,549
Washington H Soul Pattinson & Co. Ltd.(2)	3,245	75,670
Webjet Ltd.(1)(2)	4,563	24,197
Wesfarmers Ltd.	13,222	648,626
West African Resources Ltd.(1)	32,437	30,991
Westgold Resources Ltd.(2)	31,395	64,091
Westgold Resources Ltd. (Toronto)(1)	14,134	28,317
Westpac Banking Corp.	39,310	828,778
Whitehaven Coal Ltd.	34,611	156,008
WiseTech Global Ltd.	468	37,711
Woodside Energy Group Ltd.	14,051	257,404
Woodside Energy Group Ltd., ADR	5,413	99,220
Woolworths Group Ltd.	13,779	332,392
Worley Ltd.	1,148	11,792
Xero Ltd.(1)	581	56,350
Yancoal Australia Ltd.(2)	14,124	51,650
Zip Co. Ltd.(1)(2)	59,985	97,293
		17,451,618
Austria — 0.3%
ANDRITZ AG	554	36,523
AT&S Austria Technologie & Systemtechnik AG(1)	1,130	22,452
BAWAG Group AG(1)	552	42,237
CA Immobilien Anlagen AG	255	8,950
DO & Co. AG(1)	175	29,220
Erste Group Bank AG	2,736	149,754
Eurotelesites AG(1)	616	2,775
EVN AG	1,107	38,615
Immofinanz AG(1)	996	34,740
66

Avantis International Equity Fund
	Shares	Value
Lenzing AG(1)	128	$4,347
Oesterreichische Post AG	665	21,694
OMV AG	1,372	59,841
Porr AG	59	886
Raiffeisen Bank International AG	3,020	59,946
Semperit AG Holding	239	3,393
Telekom Austria AG	2,467	24,268
UNIQA Insurance Group AG	1,663	14,271
Verbund AG	551	46,836
Vienna Insurance Group AG Wiener Versicherung Gruppe	861	29,581
voestalpine AG	1,471	35,893
Wienerberger AG	1,008	33,258
		699,480
Belgium — 0.9%
Ackermans & van Haaren NV	515	102,459
Ageas SA	3,675	188,905
AGFA-Gevaert NV(1)(2)	2,083	2,598
Anheuser-Busch InBev SA, ADR(2)	4,923	302,469
Argenx SE, ADR(1)	254	131,399
Bekaert SA	1,481	61,238
bpost SA(2)	3,655	10,345
Cie d'Entreprises CFE	208	1,654
Colruyt Group NV	1,857	95,749
Deceuninck NV	1,645	4,285
Deme Group NV	208	37,226
D'ieteren Group	333	80,840
Elia Group SA	357	39,140
EVS Broadcast Equipment SA	45	1,502
Fagron	2,461	52,080
Galapagos NV, ADR(1)(2)	686	19,976
Gimv NV	622	27,237
KBC Ancora	1,121	56,230
KBC Group NV	3,497	272,301
Kinepolis Group NV(2)	280	12,597
Lotus Bakeries NV	8	100,641
Melexis NV	511	46,220
Proximus SADP	5,194	39,096
Recticel SA(2)	118	1,632
Solvay SA(2)	3,592	125,663
Syensqo SA	1,500	123,515
Tessenderlo Group SA(2)	527	14,425
UCB SA	1,277	231,281
Umicore SA(2)	3,887	48,796
VGP NV	302	30,993
		2,262,492
Canada — 10.4%
ADENTRA, Inc.	1,000	30,357
Advantage Energy Ltd.(1)	9,400	67,798
Aecon Group, Inc.	3,160	43,379
Africa Oil Corp.	8,100	12,382
Ag Growth International, Inc.	500	20,821
AGF Management Ltd., Class B	1,000	5,936
Agnico Eagle Mines Limited/Mines Agnico Eagle Limitee(2)	4,028	328,182
Air Canada(1)	900	10,311
67

Avantis International Equity Fund
	Shares	Value
Alamos Gold, Inc., Class A	8,994	$173,386
Algoma Steel Group, Inc.(2)	3,600	38,227
Algonquin Power & Utilities Corp.(2)	5,800	31,461
Alimentation Couche-Tard, Inc.	6,000	342,507
AltaGas Ltd.	1,300	33,299
Altius Minerals Corp.(2)	500	9,016
Andlauer Healthcare Group, Inc.(2)	549	16,091
ARC Resources Ltd.	19,588	362,501
Aris Mining Corp.(1)	2,600	11,788
Aritzia, Inc.(1)	2,200	75,257
Atco Ltd., Class I	2,000	67,480
Athabasca Oil Corp.(1)	23,500	94,513
AtkinsRealis Group, Inc.	1,200	46,997
Atrium Mortgage Investment Corp.(2)	700	5,999
AutoCanada, Inc.(1)(2)	1,000	11,027
B2Gold Corp.	34,153	96,049
Ballard Power Systems, Inc.(1)(2)	2,100	3,880
Bank of Montreal	6,041	505,236
Bank of Nova Scotia	13,056	651,710
Barrick Gold Corp.(2)	14,651	295,814
Bausch Health Cos., Inc.(1)	920	5,455
Baytex Energy Corp.	19,550	69,632
BCE, Inc.	600	21,019
Birchcliff Energy Ltd.(2)	12,327	53,876
Bird Construction, Inc.(2)	2,700	45,940
Bitfarms Ltd.(1)(2)	6,900	14,899
Black Diamond Group Ltd.	2,000	14,588
Bombardier, Inc., Class B(1)	584	40,111
Bonterra Energy Corp.(1)	1,100	3,575
Boralex, Inc., A Shares(2)	3,000	71,836
Boyd Group Services, Inc.	299	49,823
Brookfield Asset Management Ltd., Class A	1,715	69,916
Brookfield Corp.	3,950	198,724
Brookfield Reinsurance Ltd.(1)	211	10,659
Brookfield Renewable Corp., Class A	700	19,967
BRP, Inc.	600	43,516
CAE, Inc.(1)	3,500	62,616
Calfrac Well Services Ltd.(1)	1,600	4,856
Calibre Mining Corp.(1)	12,100	20,471
Cameco Corp.	3,000	122,413
Canacol Energy Ltd.(2)	319	876
Canada Goose Holdings, Inc.(1)(2)	600	7,017
Canadian Imperial Bank of Commerce	12,175	711,537
Canadian National Railway Co.	3,732	439,732
Canadian Natural Resources Ltd.	22,000	796,320
Canadian Pacific Kansas City Ltd.	3,500	290,539
Canadian Tire Corp. Ltd., Class A	700	79,804
Canadian Utilities Ltd., A Shares	2,500	63,073
Canadian Western Bank	3,400	129,854
Canfor Corp.(1)	1,800	19,434
Capital Power Corp.(2)	3,600	120,076
Capstone Copper Corp.(1)	9,500	68,167
Cardinal Energy Ltd.(2)	4,800	24,398
Cargojet, Inc.	300	29,779
68

Avantis International Equity Fund
	Shares	Value
Cascades, Inc.	4,200	$28,890
CCL Industries, Inc., Class B	1,800	102,912
Celestica, Inc. (Toronto)(1)	3,800	193,489
Cenovus Energy, Inc.	23,538	436,474
Centerra Gold, Inc.	6,800	48,188
CES Energy Solutions Corp.	13,800	81,920
CGI, Inc.(1)	1,700	191,527
Chorus Aviation, Inc.(1)(2)	1,800	3,580
CI Financial Corp.	3,100	40,117
Cogeco Communications, Inc.	300	14,374
Colliers International Group, Inc.	200	28,858
Computer Modelling Group Ltd.	2,700	25,524
Constellation Software, Inc.	100	326,545
Crew Energy, Inc.(1)	8,600	44,415
Culico Metals, Inc.(1)	1,680	118
Definity Financial Corp.	1,800	66,783
Descartes Systems Group, Inc.(1)	900	90,751
Docebo, Inc.(1)	400	17,185
Dollarama, Inc.	3,000	303,862
Dorel Industries, Inc., Class B(1)(2)	500	2,438
DREAM Unlimited Corp., Class A(2)	400	7,836
Dundee Precious Metals, Inc.	4,590	44,720
Eldorado Gold Corp.(1)	6,000	103,603
Element Fleet Management Corp.	9,700	201,176
Emera, Inc.(2)	3,800	143,101
Empire Co. Ltd., Class A	4,000	111,542
Enbridge, Inc.	8,100	325,887
Endeavour Silver Corp.(1)(2)	7,900	24,269
Enerflex Ltd.	4,000	23,508
Enghouse Systems Ltd.(2)	1,100	23,989
Ensign Energy Services, Inc.(1)	8,600	16,145
EQB, Inc.(2)	1,100	77,853
Equinox Gold Corp.(1)(2)	7,893	45,039
ERO Copper Corp.(1)	2,600	53,460
Evertz Technologies Ltd.(2)	400	3,962
Exco Technologies Ltd.	100	610
Extendicare, Inc.(2)	900	5,783
Fairfax Financial Holdings Ltd.	400	482,903
Finning International, Inc.	4,000	118,725
Firm Capital Mortgage Investment Corp.	600	5,040
First Majestic Silver Corp.(2)	6,000	33,614
First Mining Gold Corp.(1)	6,000	601
First National Financial Corp.(2)	400	11,086
First Quantum Minerals Ltd.(1)	18,900	237,994
FirstService Corp. (Toronto)	400	72,105
Fission Uranium Corp.(1)	12,000	8,548
Fortis, Inc.	3,328	146,440
Fortuna Mining Corp.(1)(2)	7,799	35,938
Franco-Nevada Corp.	1,200	146,531
Freehold Royalties Ltd.(2)	4,800	48,974
Frontera Energy Corp.	1,500	8,459
Galiano Gold, Inc.(1)	1,100	1,600
Gear Energy Ltd.(2)	16,300	8,104
George Weston Ltd.	800	130,117
69

Avantis International Equity Fund
	Shares	Value
GFL Environmental, Inc.	1,600	$69,336
Gibson Energy, Inc.(2)	3,900	64,361
Gildan Activewear, Inc.	4,100	186,860
goeasy Ltd.	400	56,297
Great-West Lifeco, Inc.(2)	3,600	118,339
Headwater Exploration, Inc.	10,500	53,371
Heroux-Devtek, Inc.(1)	600	13,958
High Liner Foods, Inc.(2)	100	994
Hudbay Minerals, Inc.	10,962	89,476
Hut 8 Corp.(1)(2)	1,899	19,249
Hydro One Ltd.	5,200	176,761
i-80 Gold Corp.(1)(2)	400	419
iA Financial Corp., Inc.	3,400	261,323
IAMGOLD Corp.(1)(2)	17,100	84,507
IGM Financial, Inc.	600	17,666
Imperial Oil Ltd.	3,573	269,105
Innergex Renewable Energy, Inc.	2,300	15,531
Intact Financial Corp.	1,200	225,842
Interfor Corp.(1)	1,700	21,066
International Petroleum Corp.(1)(2)	3,727	56,556
Ivanhoe Mines Ltd., Class A(1)	2,400	32,002
K92 Mining, Inc.(1)	3,300	18,071
Kelt Exploration Ltd.(1)	10,100	46,766
Keyera Corp.	5,700	170,748
Kinross Gold Corp.	41,100	371,460
Knight Therapeutics, Inc.(1)	2,400	9,777
Labrador Iron Ore Royalty Corp.(2)	1,800	40,537
Largo, Inc.(1)(2)	600	1,175
Laurentian Bank of Canada(2)	1,000	19,152
Lightspeed Commerce, Inc.(1)	1,300	16,765
Linamar Corp.(2)	1,300	60,965
Loblaw Cos. Ltd.	2,100	274,068
Lumine Group, Inc.(1)	300	7,235
Lundin Gold, Inc.	3,300	66,287
Lundin Mining Corp.(2)	11,400	118,259
Magna International, Inc.	5,700	239,564
Major Drilling Group International, Inc.(1)(2)	3,271	22,961
Manulife Financial Corp.	20,400	563,265
Martinrea International, Inc.(2)	2,900	25,048
Mattr Corp.(1)	4,000	46,392
MCAN Mortgage Corp.	400	5,200
MEG Energy Corp.(1)	9,700	193,187
Methanex Corp.(2)	2,100	98,093
Metro, Inc.	2,500	157,051
MTY Food Group, Inc.	200	6,386
Mullen Group Ltd.	2,800	29,628
National Bank of Canada	6,500	595,618
New Gold, Inc.(1)	28,300	71,398
North American Construction Group Ltd.(2)	1,300	25,640
North West Co., Inc.	1,300	44,065
Northland Power, Inc.(2)	5,280	80,827
Nutrien Ltd.	6,500	314,811
NuVista Energy Ltd.(1)	6,900	65,383
Obsidian Energy Ltd.(1)(2)	3,300	22,675
70

Avantis International Equity Fund
	Shares	Value
OceanaGold Corp.	18,400	$47,923
Onex Corp.	1,200	84,788
Open Text Corp.	3,000	95,455
Osisko Gold Royalties Ltd.(2)	3,000	51,824
Osisko Mining, Inc.(1)	1,400	4,997
Pan American Silver Corp.	7,862	158,798
Paramount Resources Ltd., A Shares(2)	3,000	61,730
Parex Resources, Inc.	4,600	46,183
Parkland Corp.	4,000	108,248
Pason Systems, Inc.	3,200	33,979
Pembina Pipeline Corp.	5,400	217,539
PetroTal Corp.	18,500	9,609
Peyto Exploration & Development Corp.(2)	8,400	90,816
PHX Energy Services Corp.	3,300	24,218
Pine Cliff Energy Ltd.(2)	6,700	4,822
Polaris Renewable Energy, Inc.	400	3,597
Power Corp. of Canada	2,705	83,038
Precision Drilling Corp.(1)	800	57,873
Premium Brands Holdings Corp.(2)	600	38,934
Quarterhill, Inc.(1)(2)	400	481
Quebecor, Inc., Class B	1,800	44,705
RB Global, Inc.	1,400	120,610
Real Matters, Inc.(1)	3,450	19,584
Restaurant Brands International, Inc.	2,200	152,848
Richelieu Hardware Ltd.	1,300	37,949
Rogers Communications, Inc., Class B	3,400	137,827
Royal Bank of Canada	10,000	1,209,364
Russel Metals, Inc.(2)	3,000	83,790
Sandstorm Gold Ltd.	2,900	16,957
Saputo, Inc.	3,600	80,059
Secure Energy Services, Inc.	11,300	104,057
Shopify, Inc., Class A(1)	4,400	325,874
Sienna Senior Living, Inc.(2)	100	1,152
Silvercorp Metals, Inc.	5,300	20,175
Sleep Country Canada Holdings, Inc.(2)	600	15,498
Softchoice Corp.(2)	1,100	16,741
Spartan Delta Corp.(1)(2)	4,800	14,069
SSR Mining, Inc.(2)	2,809	14,632
Stantec, Inc.	1,700	139,227
Stelco Holdings, Inc.	1,300	63,184
Strathcona Resources Ltd.(1)	271	6,234
Sun Life Financial, Inc.	4,700	256,196
Suncor Energy, Inc.	20,766	842,258
Superior Plus Corp.(2)	3,300	18,929
Surge Energy, Inc.(2)	5,700	27,619
Tamarack Valley Energy Ltd.(2)	30,100	88,447
Taseko Mines Ltd.(1)	3,500	7,973
TC Energy Corp.	10,786	499,582
Teck Resources Ltd., Class B	8,300	397,432
TELUS Corp.	3,300	53,308
TELUS Corp.	134	2,165
TFI International, Inc.	1,000	147,998
Thomson Reuters Corp.	700	119,893
Tidewater Midstream & Infrastructure Ltd.(2)	8,200	2,008
71

Avantis International Equity Fund
	Shares	Value
Timbercreek Financial Corp.(2)	1,500	$8,793
TMX Group Ltd.	1,500	47,850
Topaz Energy Corp.(2)	2,100	41,606
Torex Gold Resources, Inc.(1)	3,738	72,117
Toromont Industries Ltd.	1,800	161,174
Toronto-Dominion Bank	13,865	830,779
Total Energy Services, Inc.	1,600	11,326
Tourmaline Oil Corp.(2)	7,400	337,260
TransAlta Corp.(2)	4,800	42,278
Transcontinental, Inc., Class A	1,260	15,698
Trican Well Service Ltd.	13,400	50,313
Valeura Energy, Inc.(1)(2)	8,900	33,615
Veren, Inc.(2)	24,817	179,546
Vermilion Energy, Inc.(2)	6,933	71,354
Wajax Corp.	500	9,461
Wesdome Gold Mines Ltd.(1)	2,200	21,043
West Fraser Timber Co. Ltd.	1,572	139,102
Western Forest Products, Inc.(1)(2)	5,000	1,614
Westshore Terminals Investment Corp.(2)	600	10,645
Wheaton Precious Metals Corp.(2)	2,600	160,690
Whitecap Resources, Inc.(2)	22,696	172,790
Winpak Ltd.	500	16,926
WSP Global, Inc.	1,000	166,705
		26,450,471
Denmark — 3.0%
Alm Brand AS	21,735	39,305
Ambu AS, Class B(1)	2,758	52,339
AP Moller - Maersk AS, A Shares	39	56,723
AP Moller - Maersk AS, B Shares	49	73,269
Bang & Olufsen AS(1)	1,614	2,061
Bavarian Nordic AS(1)	1,131	44,496
Carlsberg AS, B Shares	546	64,143
cBrain AS	582	17,314
Chemometec AS	181	10,049
Coloplast AS, B Shares	598	81,421
D/S Norden AS	1,124	46,559
Danske Bank AS	6,761	211,026
Demant AS(1)	632	26,722
Dfds AS	1,450	39,561
DSV AS	825	147,433
Genmab AS, ADR(1)	5,400	150,120
GN Store Nord AS(1)	283	6,444
H Lundbeck AS	3,924	27,881
H Lundbeck AS, A Shares	981	6,001
H&H International AS, B Shares(1)	331	4,700
ISS AS	387	7,144
Jyske Bank AS	1,112	89,305
Nilfisk Holding AS(1)	257	5,030
NKT AS(1)	2,437	232,332
Novo Nordisk AS, ADR	33,986	4,729,492
Novonesis (Novozymes) B, B Shares	4,199	291,526
Orsted AS(1)	1,620	93,620
Pandora AS	1,550	271,488
Per Aarsleff Holding AS	1,039	61,883
72

Avantis International Equity Fund
	Shares	Value
Ringkjoebing Landbobank AS	587	$96,219
Rockwool AS, B Shares	198	85,912
Royal Unibrew AS(1)	767	63,646
Schouw & Co. AS	303	26,037
Solar AS, B Shares	136	6,742
SP Group AS	96	4,226
Spar Nord Bank AS	2,302	44,324
Svitzer Group AS(1)	340	13,041
Sydbank AS	1,368	69,251
TORM PLC, Class A	2,330	85,266
Tryg AS	3,291	73,401
Vestas Wind Systems AS(1)	7,599	173,622
Zealand Pharma AS(1)	596	78,522
		7,709,596
Finland — 1.0%
Aktia Bank OYJ	500	5,135
Anora Group OYJ(2)	109	517
Cargotec OYJ, B Shares	1,209	63,700
Citycon OYJ(1)(2)	1,917	8,621
Elisa OYJ	1,925	96,397
Finnair OYJ(1)(2)	256	688
Fortum OYJ	6,246	99,593
Harvia OYJ	623	29,621
Huhtamaki OYJ	3,015	123,654
Kalmar OYJ, B Shares(1)	1,209	34,540
Kemira OYJ	4,309	105,492
Kesko OYJ, B Shares	6,732	136,391
Kojamo OYJ(1)	4,915	51,471
Kone OYJ, B Shares	1,921	103,616
Konecranes OYJ	1,368	96,187
Mandatum OYJ	13,826	65,454
Marimekko OYJ	1,820	25,169
Metsa Board OYJ, Class B(2)	4,677	32,364
Metso OYJ(2)	5,694	57,771
Neste OYJ	4,663	108,807
Nokia OYJ, ADR(2)	40,666	181,370
Nokian Renkaat OYJ	6,290	59,626
Nordea Bank Abp	31,702	374,367
Oriola OYJ, B Shares	441	461
Orion OYJ, Class B	909	48,155
Outokumpu OYJ(2)	13,599	50,494
Puuilo OYJ	3,266	37,156
QT Group OYJ(1)	801	84,206
Sampo OYJ, A Shares	1,794	79,979
Sanoma OYJ	490	3,644
Stora Enso OYJ, R Shares	10,462	135,144
TietoEVRY OYJ(2)	97	2,036
Tokmanni Group Corp.(2)	2,347	28,330
UPM-Kymmene OYJ	2,852	96,132
Valmet OYJ(2)	1,331	38,181
Wartsila OYJ Abp	3,629	80,040
YIT OYJ(2)	5,343	15,387
		2,559,896
73

Avantis International Equity Fund
	Shares	Value
France — 9.0%
ABC arbitrage	396	$1,900
Accor SA	2,378	100,268
Aeroports de Paris SA	732	95,849
Air France-KLM(1)(2)	804	7,283
Air Liquide SA	5,755	1,074,159
Airbus SE	4,602	706,934
AKWEL SADIR(2)	46	516
Alstom SA(1)	1,943	39,617
Alten SA	482	54,090
Amundi SA	870	65,333
Aperam SA(2)	1,478	41,674
ArcelorMittal SA, NY Shares(2)	12,738	300,872
Arkema SA	2,469	229,068
Aubay	27	1,095
AXA SA	20,467	778,956
Ayvens SA	4,580	31,667
Beneteau SACA(2)	1,248	12,365
BioMerieux	776	89,803
BNP Paribas SA	10,433	721,625
Bollore SE	12,196	80,361
Bonduelle SCA(2)	188	1,387
Bouygues SA	4,662	166,692
Bureau Veritas SA	4,059	133,626
Capgemini SE	984	203,849
Carrefour SA(2)	13,100	211,044
Cellectis SA, ADR(1)	316	755
Cie de Saint-Gobain SA	9,901	865,207
Cie des Alpes	1,031	15,924
Cie Generale des Etablissements Michelin SCA	22,098	867,665
Clariane SE(1)(2)	1,950	4,157
Coface SA	4,209	67,670
Credit Agricole SA	19,596	306,970
Danone SA	3,575	248,416
Dassault Aviation SA	535	115,267
Dassault Systemes SE	3,545	138,538
Derichebourg SA	3,292	18,269
Edenred SE	1,558	65,575
Eiffage SA	2,632	276,268
Elis SA	536	13,249
Engie SA	29,235	514,894
Eramet SA	355	27,883
Esker SA	87	22,555
EssilorLuxottica SA	1,512	358,546
Esso SA Francaise	168	24,762
Etablissements Maurel et Prom SA	4,068	23,679
Eurazeo SE	1,052	82,871
Euroapi SA(1)(2)	956	4,387
Eurofins Scientific SE(2)	790	45,093
Euronext NV	633	67,601
Eutelsat Communications SACA(1)(2)	11,276	53,622
Fnac Darty SA	114	3,747
Forvia SE	2,984	30,404
Gaztransport Et Technigaz SA	1,596	234,811
74

Avantis International Equity Fund
	Shares	Value
Getlink SE	12,478	$225,035
Hermes International SCA	176	421,249
ID Logistics Group SACA(1)	79	36,415
Imerys SA	922	30,875
Infotel SA	51	2,159
Ipsen SA	1,641	198,995
IPSOS SA	488	30,076
Jacquet Metals SACA	231	3,958
JCDecaux SE(1)	1,994	41,099
Kaufman & Broad SA	830	29,456
Kering SA	971	278,439
La Francaise De L'energie SACA(1)(2)	281	8,626
La Francaise des Jeux SAEM	4,650	189,570
Legrand SA	2,055	230,167
LISI SA	253	7,960
L'Oreal SA	828	363,289
LVMH Moet Hennessy Louis Vuitton SE	2,092	1,557,110
Maisons du Monde SA(2)	672	2,598
Manitou BF SA	243	5,084
Mersen SA	1,007	34,343
Metropole Television SA	937	12,700
Nacon SA(1)	39	47
Neoen SA	1,141	48,773
Nexans SA	811	104,721
Nexity SA(1)(2)	2,710	28,839
Opmobility	2,929	28,143
Orange SA, ADR	36,483	417,730
Pernod Ricard SA	1,518	216,130
Pluxee NV(1)	1,206	28,471
Publicis Groupe SA	1,513	166,874
Pullup Entertainment(1)	53	984
Remy Cointreau SA(2)	170	13,858
Renault SA	7,778	368,928
Rexel SA	4,202	106,026
Rubis SCA	1,660	53,402
Safran SA	5,290	1,159,228
Sanofi SA, ADR	13,322	749,496
Sartorius Stedim Biotech	148	30,070
Schneider Electric SE	2,227	568,107
SCOR SE	5,834	121,611
SEB SA	778	81,013
SES SA	16,651	89,569
SMCP SA(1)(2)	707	1,787
Societe BIC SA	586	39,595
Societe Generale SA	13,812	333,877
Sodexo SA(2)	985	87,573
SOITEC(1)	672	83,917
Sopra Steria Group	213	41,070
SPIE SA	1,881	75,934
STMicroelectronics NV, NY Shares	10,355	330,842
Technip Energies NV	1,372	32,645
Teleperformance SE	503	54,809
Television Francaise 1 SA	741	6,608
Thales SA	1,900	319,221
75

Avantis International Equity Fund
	Shares	Value
TotalEnergies SE, ADR	24,824	$1,712,856
Ubisoft Entertainment SA(1)	5,384	102,024
Valeo SE	8,649	92,141
Vallourec SACA(1)(2)	7,735	123,609
Veolia Environnement SA	4,951	164,017
Verallia SA	3,007	89,216
Vicat SACA	827	28,725
Vinci SA	8,929	1,067,148
Virbac SACA	6	2,292
Vivendi SE	12,173	136,555
VusionGroup(2)	151	23,620
Wavestone	105	6,648
Worldline SA(1)	673	6,128
X-Fab Silicon Foundries SE(1)(2)	3,679	22,261
		22,725,159
Germany — 6.9%
1&1 AG	1,290	20,562
7C Solarparken AG	2,864	6,992
Adesso SE	58	4,251
adidas AG	2,173	557,512
Allianz SE	1,871	581,238
AlzChem Group AG	429	22,857
Amadeus Fire AG	60	6,179
Aroundtown SA(1)	26,921	68,481
Atoss Software SE	212	32,627
Aurubis AG	774	58,514
Auto1 Group SE(1)	2,268	23,124
BASF SE	15,120	768,529
Bayer AG	3,376	104,240
Bayerische Motoren Werke AG	3,778	350,614
Bayerische Motoren Werke AG, Preference Shares	926	80,143
BayWa AG(1)	414	5,387
Bechtle AG	2,619	112,855
Beiersdorf AG	936	135,346
Bertrandt AG	99	2,539
Bijou Brigitte AG	20	765
Borussia Dortmund GmbH & Co. KGaA(1)	4,118	17,186
BRANICKS Group AG(1)	312	711
Brenntag SE	3,293	244,878
Carl Zeiss Meditec AG, Bearer Shares	459	33,696
Ceconomy AG(1)	4,325	12,683
Cewe Stiftung & Co. KGaA	242	27,194
Commerzbank AG	22,127	328,072
CompuGroup Medical SE & Co. KGaA	693	11,926
Continental AG	3,023	204,405
Covestro AG(1)	5,389	330,352
CTS Eventim AG & Co. KGaA	1,155	108,796
Daimler Truck Holding AG	10,421	400,609
Delivery Hero SE(1)	1,180	37,245
Dermapharm Holding SE	489	18,749
Deutsche Bank AG	34,693	568,965
Deutsche Beteiligungs AG	216	6,014
Deutsche Boerse AG	1,784	401,081
Deutsche Lufthansa AG	19,192	124,674
76

Avantis International Equity Fund
	Shares	Value
Deutsche Pfandbriefbank AG(1)	2,973	$16,454
Deutsche Post AG	11,398	494,737
Deutsche Telekom AG	29,880	850,176
Deutz AG	6,477	34,010
Dr Ing hc F Porsche AG, Preference Shares	625	49,018
Draegerwerk AG & Co. KGaA	78	3,815
Draegerwerk AG & Co. KGaA, Preference Shares	416	21,079
E.ON SE	24,831	352,008
Elmos Semiconductor SE	204	18,502
ElringKlinger AG	121	563
Encavis AG(1)	3,168	60,419
Energiekontor AG	210	13,429
Evonik Industries AG	4,934	109,483
Fielmann Group AG	995	48,572
flatexDEGIRO AG	3,655	52,928
Fraport AG Frankfurt Airport Services Worldwide(1)	927	46,910
Freenet AG	1,980	57,687
Fresenius Medical Care AG, ADR	1,743	33,797
Fresenius SE & Co. KGaA(1)	368	13,589
FUCHS SE, Preference Shares	2,064	86,821
GEA Group AG	4,303	202,438
Gerresheimer AG	984	112,832
Grand City Properties SA(1)	1,895	26,038
Grenke AG	746	20,986
Hamburger Hafen und Logistik AG	771	12,649
Hannover Rueck SE	594	168,526
Heidelberg Materials AG	2,478	263,206
Heidelberger Druckmaschinen AG(1)	3,633	4,199
HelloFresh SE(1)(2)	5,544	45,592
Henkel AG & Co. KGaA	460	38,251
Henkel AG & Co. KGaA, Preference Shares	1,106	101,310
Hensoldt AG	1,277	47,796
HOCHTIEF AG	490	59,965
Hornbach Holding AG & Co. KGaA	279	24,604
HUGO BOSS AG	1,887	78,757
Indus Holding AG	450	11,146
Infineon Technologies AG	15,790	579,480
Init Innovation in Traffic Systems SE	40	1,640
Instone Real Estate Group SE	786	7,956
JOST Werke SE	365	16,244
Jungheinrich AG, Preference Shares	1,935	60,857
K&S AG	6,264	74,147
KION Group AG	2,271	88,447
Kloeckner & Co. SE	2,886	16,572
Knorr-Bremse AG	1,835	150,892
Koenig & Bauer AG(1)	246	2,727
Krones AG	571	78,280
KSB SE & Co. KGaA, Preference Shares	15	9,670
KWS Saat SE & Co. KGaA	122	9,219
Lang & Schwarz AG	141	2,872
Lanxess AG	1,807	51,032
LEG Immobilien SE	971	93,769
Leifheit AG	4	76
Mercedes-Benz Group AG	9,309	641,623
77

Avantis International Equity Fund
	Shares	Value
Merck KGaA	375	$73,184
METRO AG	5,078	26,723
MLP SE	786	5,045
MTU Aero Engines AG	890	266,471
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,371	741,770
Mutares SE & Co. KGaA	990	33,616
Nagarro SE(1)	105	8,944
Nemetschek SE	986	103,247
New Work SE(1)	30	2,197
Norma Group SE	783	12,758
OHB SE	22	1,070
Patrizia SE	274	2,483
Pfeiffer Vacuum Technology AG	80	13,439
Porsche Automobil Holding SE, Preference Shares	2,508	112,857
ProSiebenSat.1 Media SE	1,940	12,338
Puma SE	1,119	48,294
Qiagen NV(1)	1,260	57,595
Rational AG	74	74,695
Rheinmetall AG	989	594,142
RTL Group SA	47	1,532
RWE AG	6,374	229,926
SAF-Holland SE	2,776	53,203
Salzgitter AG	583	10,225
SAP SE, ADR	3,406	748,332
Sartorius AG, Preference Shares	245	67,693
Schaeffler AG, Preference Shares	4,079	21,184
Scout24 SE	760	57,976
SGL Carbon SE(1)	2,080	13,078
Siemens AG	3,550	667,774
Siemens Energy AG(1)	3,014	87,048
Siemens Healthineers AG	1,492	86,954
Siltronic AG	860	70,173
Sixt SE	277	19,537
Sixt SE, Preference Shares	337	19,757
Steico SE(1)	77	2,314
STO SE & Co. KGaA, Preference Shares	157	20,870
Stroeer SE & Co. KGaA	604	39,521
Suedzucker AG	1,714	23,070
Symrise AG	1,323	174,581
TAG Immobilien AG(1)	4,674	76,810
Talanx AG	2,031	174,985
TeamViewer SE(1)	3,705	51,265
thyssenkrupp AG	17,983	63,660
UmweltBank AG(1)	260	1,576
Uniper SE(1)	92	4,394
United Internet AG	3,698	78,146
Villeroy & Boch AG, Preference Shares	155	2,862
Volkswagen AG	355	39,655
Volkswagen AG, Preference Shares	2,716	289,063
Vonovia SE	12,683	438,390
Vossloh AG	341	18,116
Wacker Chemie AG	657	63,520
Wacker Neuson SE	447	7,193
Washtec AG	108	4,376
78

Avantis International Equity Fund
	Shares	Value
Wuestenrot & Wuerttembergische AG	218	$2,959
Zalando SE(1)	8,019	207,910
		17,418,282
Hong Kong — 1.6%
AIA Group Ltd.	85,268	600,515
ASMPT Ltd.	7,100	80,129
AustAsia Group Ltd.(1)	2,080	282
Bank of East Asia Ltd.	47,800	60,804
BOC Hong Kong Holdings Ltd.	52,000	163,224
Bright Smart Securities & Commodities Group Ltd.	14,000	2,810
Budweiser Brewing Co. APAC Ltd.	14,200	16,183
Cafe de Coral Holdings Ltd.	16,000	16,552
Chow Sang Sang Holdings International Ltd.	5,000	4,248
CITIC Telecom International Holdings Ltd.	25,000	7,335
CK Asset Holdings Ltd.	20,906	84,133
CK Hutchison Holdings Ltd.	22,500	123,340
CK Infrastructure Holdings Ltd.	11,500	85,076
CLP Holdings Ltd.	26,000	231,982
Comba Telecom Systems Holdings Ltd.	18,000	2,499
Cowell e Holdings, Inc.(1)(2)	11,000	32,297
Dah Sing Banking Group Ltd.	16,800	14,568
Dah Sing Financial Holdings Ltd.	3,200	9,458
DFI Retail Group Holdings Ltd.(2)	2,300	4,275
E-Commodities Holdings Ltd.	82,000	15,325
ESR Group Ltd.	7,800	12,037
Fairwood Holdings Ltd.	2,000	1,848
Far East Consortium International Ltd.	16,500	2,579
First Pacific Co. Ltd.	24,000	12,800
Futu Holdings Ltd., ADR(1)	705	44,810
Galaxy Entertainment Group Ltd.	8,000	30,861
Giordano International Ltd.	52,000	11,389
Guotai Junan International Holdings Ltd.	40,000	3,214
Hang Lung Group Ltd.	28,000	31,941
Hang Lung Properties Ltd.	49,000	37,175
Hang Seng Bank Ltd.	5,000	60,207
Henderson Land Development Co. Ltd.	35,000	108,741
HK Electric Investments & HK Electric Investments Ltd.	28,500	19,354
HKT Trust & HKT Ltd.	41,000	52,058
Hong Kong & China Gas Co. Ltd.	52,332	42,489
Hong Kong Exchanges & Clearing Ltd.	4,700	143,412
Hong Kong Technology Venture Co. Ltd.(1)	27,000	5,850
Hongkong & Shanghai Hotels Ltd.	1,000	652
Hongkong Land Holdings Ltd.	30,100	112,941
Hutchison Telecommunications Hong Kong Holdings Ltd.	20,000	2,461
Hysan Development Co. Ltd.	18,000	28,942
Jardine Matheson Holdings Ltd.	4,100	147,897
Johnson Electric Holdings Ltd.	17,000	23,252
K Wah International Holdings Ltd.	11,000	2,419
Kerry Logistics Network Ltd.	728	653
Kerry Properties Ltd.	23,000	43,017
Luk Fook Holdings International Ltd.(2)	12,000	22,229
Man Wah Holdings Ltd.	44,400	26,260
Melco Resorts & Entertainment Ltd., ADR(1)	2,192	11,113
MGM China Holdings Ltd.	800	1,075
79

Avantis International Equity Fund
	Shares	Value
Modern Dental Group Ltd.	6,000	$2,898
MTR Corp. Ltd.(2)	23,000	80,861
New World Development Co. Ltd.(2)	29,000	29,026
Oriental Watch Holdings(2)	24,828	10,641
Pacific Basin Shipping Ltd.	281,000	77,101
Pacific Textiles Holdings Ltd.	12,000	2,367
PAX Global Technology Ltd.	25,000	14,523
PC Partner Group Ltd.	8,000	4,586
PCCW Ltd.	27,024	15,268
Perfect Medical Health Management Ltd.	7,000	2,149
Power Assets Holdings Ltd.	13,500	93,959
Sa Sa International Holdings Ltd.	4,000	347
Sands China Ltd.(1)	11,600	21,019
Shangri-La Asia Ltd.	10,000	6,132
Shun Tak Holdings Ltd.(1)	58,000	4,825
Singamas Container Holdings Ltd.	96,000	8,626
Sino Land Co. Ltd.	76,408	81,712
SITC International Holdings Co. Ltd.	40,000	94,213
SJM Holdings Ltd.(1)(2)	17,500	5,318
Stella International Holdings Ltd.	15,000	28,446
Sun Hung Kai & Co. Ltd.	10,000	3,288
Sun Hung Kai Properties Ltd.	17,500	170,020
Swire Pacific Ltd., Class A	13,500	114,591
Swire Properties Ltd.	12,600	23,101
Techtronic Industries Co. Ltd.	14,500	194,283
Texhong International Group Ltd.(1)	4,000	1,831
Texwinca Holdings Ltd.	4,000	450
Theme International Holdings Ltd.	80,000	4,039
United Energy Group Ltd.(1)(2)	340,000	18,977
United Laboratories International Holdings Ltd.	54,000	61,556
Value Partners Group Ltd.	10,000	1,792
Vitasoy International Holdings Ltd.	6,000	3,722
VTech Holdings Ltd.	10,000	64,762
WH Group Ltd.	264,423	191,778
Wharf Real Estate Investment Co. Ltd.	20,000	58,077
Wynn Macau Ltd.(2)	7,600	5,196
Xinyi Glass Holdings Ltd.(2)	31,000	27,916
Yue Yuen Industrial Holdings Ltd.	30,000	51,804
		4,179,911
Ireland — 0.3%
AIB Group PLC	16,408	98,807
Bank of Ireland Group PLC	21,652	248,728
Cairn Homes PLC	18,229	39,124
Dalata Hotel Group PLC	6,843	33,318
FBD Holdings PLC	510	7,610
Glanbia PLC	4,457	79,026
Glenveagh Properties PLC(1)	34,927	55,419
ICON PLC(1)	296	95,330
Kerry Group PLC, A Shares	888	89,176
Kingspan Group PLC	1,519	132,262
Origin Enterprises PLC	6,048	22,047
Uniphar PLC	1,590	4,480
		905,327
80

Avantis International Equity Fund
	Shares	Value
Israel — 0.9%
AFI Properties Ltd.(1)	174	$8,060
Africa Israel Residences Ltd.	154	9,942
Airport City Ltd.(1)	717	11,085
Alony Hetz Properties & Investments Ltd.	3,723	27,973
Amot Investments Ltd.	2,002	8,902
Arad Investment & Industrial Development Ltd.(1)	104	2,532
Ashdod Refinery Ltd.	298	4,705
Ashtrom Group Ltd.(1)	462	6,408
Azrieli Group Ltd.	424	28,903
Bank Hapoalim BM	13,673	136,308
Bank Leumi Le-Israel BM	11,663	112,776
Bet Shemesh Engines Holdings 1997 Ltd.	367	23,843
Bezeq The Israeli Telecommunication Corp. Ltd.	30,094	35,783
Big Shopping Centers Ltd.(1)	257	28,339
Blue Square Real Estate Ltd.	143	11,114
Caesarstone Ltd.(1)	67	328
Camtek Ltd.	233	22,211
Carasso Motors Ltd.	1,555	8,467
Cellcom Israel Ltd.(1)	2,364	10,355
Check Point Software Technologies Ltd.(1)	666	128,205
Clal Insurance Enterprises Holdings Ltd.(1)	1,225	19,873
CyberArk Software Ltd.(1)	144	41,291
Danel Adir Yeoshua Ltd.	230	20,874
Delek Automotive Systems Ltd.	1,513	9,232
Delek Group Ltd.	352	42,338
Delta Galil Ltd.	164	7,459
Elbit Systems Ltd.	225	46,334
Electra Consumer Products 1970 Ltd.(1)	158	3,408
Electra Ltd.	28	11,508
Electra Real Estate Ltd.	1,367	14,693
Equital Ltd.(1)	507	17,096
Fattal Holdings 1998 Ltd.(1)	115	13,714
FIBI Holdings Ltd.	572	24,841
First International Bank Of Israel Ltd.	813	33,492
FMS Enterprises Migun Ltd.	27	1,032
Fox Wizel Ltd.	130	9,617
G City Ltd.	640	2,197
Gav-Yam Lands Corp. Ltd.	433	3,599
Harel Insurance Investments & Financial Services Ltd.	2,182	22,365
Hilan Ltd.	298	16,099
ICL Group Ltd.	12,646	57,876
IDI Insurance Co. Ltd.	30	1,012
Inrom Construction Industries Ltd.	1,146	3,627
Isracard Ltd.	4,656	16,505
Israel Corp. Ltd.	71	16,054
Israel Discount Bank Ltd., A Shares	22,658	125,737
Israel Land Development Co. Ltd.(1)	808	7,004
Isras Holdings Ltd.(1)	133	11,376
Isras Investment Co. Ltd.	46	9,201
Ituran Location & Control Ltd.	393	11,102
Kamada Ltd.(1)	160	923
Kenon Holdings Ltd.	115	2,906
M Yochananof & Sons Ltd.	68	4,169
81

Avantis International Equity Fund
	Shares	Value
Matrix IT Ltd.	212	$4,196
Mediterranean Towers Ltd.	327	703
Mega Or Holdings Ltd.	162	4,289
Melisron Ltd.	469	35,810
Menora Mivtachim Holdings Ltd.	483	13,590
Migdal Insurance & Financial Holdings Ltd.	14,966	19,094
Mivne Real Estate KD Ltd.	11,516	29,218
Mizrahi Tefahot Bank Ltd.	1,929	73,875
Monday.com Ltd.(1)	85	22,601
Nano Dimension Ltd., ADR(1)	4,753	10,409
Neto Malinda Trading Ltd.(1)	370	6,513
Next Vision Stabilized Systems Ltd.	2,783	36,086
Nice Ltd., ADR(1)	383	66,542
Nova Ltd.(1)	378	86,736
Novolog Ltd.	5,599	2,421
Oil Refineries Ltd.	133,147	34,614
One Software Technologies Ltd.	600	7,861
Partner Communications Co. Ltd.(1)	3,082	13,569
Paz Oil Co. Ltd.	298	32,449
Perion Network Ltd.(1)	533	4,645
Phoenix Financial Ltd.	2,948	31,500
Property & Building Corp. Ltd.(1)	45	2,729
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	268	15,371
Retailors Ltd.	194	3,481
Sapiens International Corp. NV	45	1,635
Scope Metals Group Ltd.(1)	181	5,194
Shapir Engineering & Industry Ltd.(1)	1,813	10,596
Shikun & Binui Ltd.(1)	12,876	32,037
Shufersal Ltd.	7,233	62,366
Strauss Group Ltd.	509	8,176
Summit Real Estate Holdings Ltd.	420	6,036
Tel Aviv Stock Exchange Ltd.	917	7,813
Tera Light Ltd.(1)	69	112
Teva Pharmaceutical Industries Ltd., ADR(1)	9,970	188,134
Tower Semiconductor Ltd.(1)	1,869	82,304
Wix.com Ltd.(1)	297	49,486
ZIM Integrated Shipping Services Ltd.	3,993	72,952
		2,339,936
Italy — 2.4%
A2A SpA	46,575	106,323
ACEA SpA(2)	668	12,364
Amplifon SpA	1,006	32,531
Arnoldo Mondadori Editore SpA	2,193	6,355
Ascopiave SpA	1,761	5,281
Azimut Holding SpA	3,434	86,924
Banca Generali SpA	1,640	73,305
Banca IFIS SpA	489	11,515
Banca Mediolanum SpA	3,320	40,728
Banca Monte dei Paschi di Siena SpA	8,457	49,339
Banca Popolare di Sondrio SpA	10,739	83,245
Banco BPM SpA	25,745	175,526
BFF Bank SpA	5,766	62,571
BPER Banca SpA	38,499	216,195
Brembo NV(2)	1,664	19,498
82

Avantis International Equity Fund
	Shares	Value
Brunello Cucinelli SpA	889	$87,472
Buzzi SpA	1,417	55,686
Carel Industries SpA(2)	333	6,620
Cementir Holding NV	699	7,625
CIR SpA-Compagnie Industriali(1)	10,844	7,300
Credito Emiliano SpA	1,683	19,252
d'Amico International Shipping SA	4,527	31,726
Danieli & C Officine Meccaniche SpA(2)	239	8,824
Danieli & C Officine Meccaniche SpA, Preference Shares	1,586	44,418
Davide Campari-Milano NV	2,453	22,680
De' Longhi SpA	2,128	68,250
DiaSorin SpA	42	4,846
Digital Value SpA(2)	81	4,466
doValue SpA(1)(2)	489	868
Enav SpA	4,093	18,024
Enel SpA	34,142	259,503
Eni SpA, ADR(2)	14,471	471,320
ERG SpA	1,547	41,920
Ferrari NV	647	321,499
Fila SpA	2,447	24,956
Fincantieri SpA(1)	6,802	38,135
FinecoBank Banca Fineco SpA	6,083	104,363
Generali	5,487	151,438
Hera SpA	29,062	112,060
Infrastrutture Wireless Italiane SpA	943	11,295
Interpump Group SpA(2)	205	9,051
Intesa Sanpaolo SpA	101,613	424,679
Iren SpA(2)	32,681	70,828
Italgas SpA	11,339	63,798
Iveco Group NV	7,727	81,835
Leonardo SpA	4,135	105,485
Maire SpA	6,298	54,768
Mediobanca Banca di Credito Finanziario SpA	4,408	74,663
MFE-MediaForEurope NV, Class A	8,147	26,751
MFE-MediaForEurope NV, Class B(2)	1,530	6,748
Moncler SpA	1,518	93,129
Nexi SpA(1)(2)	1,732	12,120
OVS SpA	9,129	28,392
Piaggio & C SpA(2)	5,336	15,921
Poste Italiane SpA	7,484	104,205
Prysmian SpA	3,905	275,042
RAI Way SpA	2,481	13,916
Recordati Industria Chimica e Farmaceutica SpA	641	37,636
Saipem SpA(1)	43,250	97,393
Salvatore Ferragamo SpA(2)	1,517	12,592
Sanlorenzo SpA(2)	180	7,545
Sesa SpA(2)	216	23,237
Snam SpA	12,969	64,421
Stellantis NV	20,661	347,692
Technogym SpA	3,932	42,595
Telecom Italia SpA(1)(2)	49,767	13,172
Telecom Italia SpA, Preference Shares(1)	37,591	11,008
Tenaris SA, ADR	1,830	54,333
Terna - Rete Elettrica Nazionale(2)	9,784	85,189
83

Avantis International Equity Fund
	Shares	Value
UniCredit SpA	21,198	$881,097
Unieuro SpA	231	2,970
Unipol Gruppo SpA	5,271	56,004
Webuild SpA(2)	15,766	43,650
		6,148,111
Japan — 21.9%
77 Bank Ltd.	1,600	46,171
A&D HOLON Holdings Co. Ltd.	2,000	34,966
ABC-Mart, Inc.(2)	900	18,454
Acom Co. Ltd.	1,400	3,603
Adastria Co. Ltd.(2)	1,100	27,218
ADEKA Corp.	1,300	27,132
Advantest Corp.	2,900	133,515
Adventure, Inc.	200	5,053
Aeon Co. Ltd.(2)	9,200	230,460
Aeon Delight Co. Ltd.	1,100	30,554
AEON Financial Service Co. Ltd.(2)	3,500	32,045
Aeon Hokkaido Corp.	3,200	20,006
Aeon Mall Co. Ltd.	2,500	35,231
AGC, Inc.	3,800	119,891
Ai Holdings Corp.	100	1,744
Aica Kogyo Co. Ltd.	1,300	29,888
Aichi Financial Group, Inc.	1,966	32,998
Aichi Steel Corp.	900	20,319
Aida Engineering Ltd.	200	1,075
Aiful Corp.	3,700	8,458
Ain Holdings, Inc.	400	14,518
Air Water, Inc.	4,100	57,275
Aisan Industry Co. Ltd.	1,000	10,169
Aisin Corp.	3,600	126,509
Ajinomoto Co., Inc.	2,900	111,628
Akatsuki, Inc.	100	1,441
Alconix Corp.	1,900	18,359
Alfresa Holdings Corp.	5,900	97,258
Alpen Co. Ltd.(2)	400	5,925
Alps Alpine Co. Ltd.(2)	6,100	65,508
Altech Corp.	300	5,498
Amada Co. Ltd.	6,300	65,040
Amano Corp.	1,300	39,180
Amvis Holdings, Inc.	400	6,786
ANA Holdings, Inc.	3,100	62,663
Anycolor, Inc.(1)	1,000	17,590
AOKI Holdings, Inc.	2,600	22,550
Aoyama Trading Co. Ltd.	1,700	16,817
Aozora Bank Ltd.(2)	2,800	51,782
Arata Corp.	1,800	43,813
ARCLANDS Corp.	2,022	24,129
Arcs Co. Ltd.(2)	1,400	24,447
ARE Holdings, Inc.	2,300	29,198
Argo Graphics, Inc.	700	24,338
Arisawa Manufacturing Co. Ltd.	200	2,096
Artience Co. Ltd.	1,300	33,479
As One Corp.	400	8,091
Asahi Co. Ltd.	300	3,233
84

Avantis International Equity Fund
	Shares	Value
Asahi Diamond Industrial Co. Ltd.	1,700	$10,368
Asahi Group Holdings Ltd.	1,600	59,721
Asahi Intecc Co. Ltd.	1,400	25,721
Asahi Kasei Corp.	23,300	165,012
Asahi Yukizai Corp.	500	14,459
Asanuma Corp.	1,000	4,805
Asics Corp.	14,000	277,785
ASKA Pharmaceutical Holdings Co. Ltd.	500	8,123
ASKUL Corp.	1,100	16,003
Astellas Pharma, Inc.	8,000	99,416
Astena Holdings Co. Ltd.	1,500	5,373
Aucnet, Inc.	1,000	16,464
Autobacs Seven Co. Ltd.	2,500	25,701
Avant Group Corp.	1,200	15,113
Awa Bank Ltd.	1,500	26,805
Axial Retailing, Inc.	2,400	15,659
Azbil Corp.	800	26,406
AZ-COM MARUWA Holdings, Inc.	400	3,064
Bandai Namco Holdings, Inc.	4,000	85,934
Bando Chemical Industries Ltd.	2,300	29,194
Bank of Iwate Ltd.	200	3,404
Bank of Nagoya Ltd.	200	9,730
Bank of the Ryukyus Ltd.	900	6,707
Base Co. Ltd.	300	6,665
BayCurrent Consulting, Inc.	1,600	51,008
Belc Co. Ltd.	400	17,200
Belluna Co. Ltd.	800	4,087
BIPROGY, Inc.	2,100	68,023
BML, Inc.	800	15,096
Bridgestone Corp.(2)	6,000	234,543
Brother Industries Ltd.	4,200	78,524
Bunka Shutter Co. Ltd.	2,100	26,278
C Uyemura & Co. Ltd.	400	29,522
Calbee, Inc.	1,300	28,840
Canon Marketing Japan, Inc.	400	12,539
Capcom Co. Ltd.	3,600	78,701
Carenet, Inc.	800	3,727
Casio Computer Co. Ltd.	700	5,624
Cawachi Ltd.	200	3,700
Celsys, Inc.	900	5,917
Central Automotive Products Ltd.	600	21,285
Central Glass Co. Ltd.	1,000	24,766
Central Japan Railway Co.	9,400	217,598
Chiba Bank Ltd.	9,600	81,317
Chiba Kogyo Bank Ltd.	3,100	22,236
Chori Co. Ltd.(2)	1,100	27,073
Chubu Electric Power Co., Inc.	6,500	81,211
Chubu Shiryo Co. Ltd.	400	4,244
Chubu Steel Plate Co. Ltd.	1,400	23,848
Chudenko Corp.	200	4,428
Chugai Pharmaceutical Co. Ltd.	4,900	247,364
Chugin Financial Group, Inc.	3,300	35,015
Chugoku Electric Power Co., Inc.	5,800	40,169
Citizen Watch Co. Ltd.	6,900	44,848
85

Avantis International Equity Fund
	Shares	Value
CMK Corp.	4,300	$13,616
Coca-Cola Bottlers Japan Holdings, Inc.	4,900	69,388
COLOPL, Inc.	600	2,409
Colowide Co. Ltd.(2)	1,200	14,516
Computer Engineering & Consulting Ltd.	300	3,931
COMSYS Holdings Corp.	1,500	33,014
Comture Corp.	200	2,253
Concordia Financial Group Ltd.	16,700	94,767
Cosmo Energy Holdings Co. Ltd.	2,400	133,553
Cosmos Pharmaceutical Corp.	1,000	48,693
Cover Corp.(1)(2)	1,100	13,437
Create Restaurants Holdings, Inc.	2,400	17,321
Create SD Holdings Co. Ltd.	200	4,470
Credit Saison Co. Ltd.	5,200	115,541
Creek & River Co. Ltd.	500	5,092
CTI Engineering Co. Ltd.	800	25,964
CyberAgent, Inc.	7,700	53,469
Cybozu, Inc.	700	8,336
Dai Nippon Printing Co. Ltd.(2)	2,200	79,462
Daicel Corp.	5,200	46,737
Dai-Dan Co. Ltd.	400	8,378
Daido Steel Co. Ltd.	5,000	49,708
Daiei Kankyo Co. Ltd.	1,500	31,236
Daifuku Co. Ltd.	3,000	57,919
Daihen Corp.	500	22,857
Daiho Corp.	400	9,534
Daiichi Jitsugyo Co. Ltd.	600	9,944
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	200	1,165
Dai-ichi Life Holdings, Inc.	12,000	346,521
Daiichi Sankyo Co. Ltd.	17,400	730,411
Daiichikosho Co. Ltd.	1,400	15,888
Daikin Industries Ltd.	1,000	127,761
Daikoku Denki Co. Ltd.(2)	600	15,275
Daikokutenbussan Co. Ltd.	200	15,821
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	400	8,634
Daio Paper Corp.(2)	1,900	11,261
Daiseki Co. Ltd.	660	17,343
Daishi Hokuetsu Financial Group, Inc.	900	32,818
Daishinku Corp.	1,400	6,463
Daito Pharmaceutical Co. Ltd.	220	3,586
Daito Trust Construction Co. Ltd.	1,200	148,106
Daiwa House Industry Co. Ltd.	3,900	120,114
Daiwa Securities Group, Inc.	18,400	136,817
Daiwabo Holdings Co. Ltd.	2,800	53,282
DCM Holdings Co. Ltd.(2)	1,000	9,944
DeNA Co. Ltd.	1,000	11,435
Denka Co. Ltd.	2,300	35,759
Denso Corp.	12,200	189,392
Dentsu Group, Inc.	1,900	58,432
Dentsu Soken, Inc.	400	16,502
Denyo Co. Ltd.	200	3,669
Dexerials Corp.	2,100	94,407
DIC Corp.	2,900	62,413
Digital Arts, Inc.	300	9,238
86

Avantis International Equity Fund
	Shares	Value
Dip Corp.(2)	300	$5,955
Disco Corp.	700	202,940
DMG Mori Co. Ltd.	3,600	86,563
Doshisha Co. Ltd.	400	6,031
Doutor Nichires Holdings Co. Ltd.	300	4,559
Dowa Holdings Co. Ltd.	1,500	52,156
DTS Corp.	700	19,836
Duskin Co. Ltd.	1,000	25,732
DyDo Group Holdings, Inc.(2)	400	7,756
Eagle Industry Co. Ltd.	200	2,815
East Japan Railway Co.	9,300	178,299
Ebara Corp.	10,000	136,797
EDION Corp.(2)	2,400	30,143
E-Guardian, Inc.(2)	400	5,303
Eiken Chemical Co. Ltd.(2)	1,200	18,958
Eisai Co. Ltd.	1,400	58,762
Eizo Corp.	600	18,709
Electric Power Development Co. Ltd.	5,300	90,034
en Japan, Inc.	1,300	21,949
ENEOS Holdings, Inc.	70,000	380,783
Enigmo, Inc.	600	1,422
Enplas Corp.(2)	300	14,782
ESPEC Corp.	200	3,504
Exedy Corp.	1,200	25,714
EXEO Group, Inc.	5,600	60,330
Ezaki Glico Co. Ltd.	1,600	45,418
Fancl Corp.	300	5,757
FANUC Corp.	3,000	88,558
Fast Retailing Co. Ltd.(2)	1,400	450,543
FCC Co. Ltd.	1,500	24,063
Ferrotec Holdings Corp.(2)	2,100	35,462
First Bank of Toyama Ltd.	3,100	26,025
Fixstars Corp.(2)	800	8,830
Food & Life Cos. Ltd.	800	14,913
Foster Electric Co. Ltd.	100	1,136
FP Corp.	1,300	24,336
France Bed Holdings Co. Ltd.	200	1,655
Fudo Tetra Corp.	100	1,680
Fuji Co. Ltd.	1,600	21,473
Fuji Corp. /Aichi	1,500	25,326
Fuji Electric Co. Ltd.	2,600	156,938
Fuji Kyuko Co. Ltd.	200	3,724
Fuji Media Holdings, Inc.	600	7,066
Fuji Oil Holdings, Inc.	1,300	28,630
Fuji Seal International, Inc.	1,400	21,629
Fuji Soft, Inc.	400	24,448
Fujibo Holdings, Inc.	100	3,099
Fujicco Co. Ltd.	200	2,309
FUJIFILM Holdings Corp.	4,200	113,272
Fujikura Composites, Inc.	700	5,994
Fujikura Ltd.	8,100	236,328
Fujimori Kogyo Co. Ltd.	800	23,946
Fujitsu Ltd.	19,000	351,212
Fujiya Co. Ltd.	300	5,435
87

Avantis International Equity Fund
	Shares	Value
Fukuda Corp.	200	$7,664
Fukuda Denshi Co. Ltd.	500	25,790
Fukui Computer Holdings, Inc.	500	8,944
Fukuoka Financial Group, Inc.	3,300	87,429
Fukushima Galilei Co. Ltd.	200	7,745
Fukuyama Transporting Co. Ltd.	1,000	25,536
FULLCAST Holdings Co. Ltd.	700	7,281
Funai Soken Holdings, Inc.	800	12,947
Furukawa Co. Ltd.	1,900	21,106
Furukawa Electric Co. Ltd.	1,600	39,899
Furuno Electric Co. Ltd.	100	1,230
Furyu Corp.	700	4,922
Futaba Industrial Co. Ltd.	4,100	20,605
Future Corp.	600	7,298
Fuyo General Lease Co. Ltd.	500	39,162
G-7 Holdings, Inc.	200	2,194
Gakken Holdings Co. Ltd.	1,500	10,464
Genki Global Dining Concepts Corp.	1,200	34,554
Genky DrugStores Co. Ltd.	400	10,385
Giken Ltd.	400	4,922
GLOBERIDE, Inc.	400	5,260
Glory Ltd.	1,100	19,830
GMO Financial Holdings, Inc.(2)	1,200	5,289
GMO internet group, Inc.	900	15,575
GMO Payment Gateway, Inc.	100	6,248
Godo Steel Ltd.	700	22,150
Goldcrest Co. Ltd.	500	10,054
Goldwin, Inc.	600	37,206
Gree, Inc.	3,600	11,047
GS Yuasa Corp.	3,200	60,780
G-Tekt Corp.	900	10,410
GungHo Online Entertainment, Inc.	1,400	29,147
Gunma Bank Ltd.	8,300	55,603
Gunze Ltd.	400	15,292
H.U. Group Holdings, Inc.	1,800	33,124
H2O Retailing Corp.	3,200	47,253
Hachijuni Bank Ltd.	8,200	51,975
Hagiwara Electric Holdings Co. Ltd.	700	17,237
Hakuhodo DY Holdings, Inc.	5,500	46,636
Halows Co. Ltd.	600	17,648
Hamakyorex Co. Ltd.	1,000	33,665
Hamamatsu Photonics KK	1,300	34,690
Hankyu Hanshin Holdings, Inc.	1,900	58,384
Hanwa Co. Ltd.	1,300	45,589
Happinet Corp.	600	15,784
Haseko Corp.	5,200	64,738
Hazama Ando Corp.	4,900	38,933
Heiwa Corp.	2,000	28,943
Heiwa Real Estate Co. Ltd.	1,100	30,826
Heiwado Co. Ltd.	1,000	16,618
Hikari Tsushin, Inc.	200	42,240
Hino Motors Ltd.(1)	11,700	35,502
Hirogin Holdings, Inc.	6,800	53,548
Hirose Electric Co. Ltd.	600	79,183
88

Avantis International Equity Fund
	Shares	Value
HIS Co. Ltd.(1)(2)	1,500	$19,585
Hisamitsu Pharmaceutical Co., Inc.(2)	200	5,571
Hitachi Construction Machinery Co. Ltd.	1,900	46,807
Hitachi Ltd.	30,500	752,435
Hitachi Zosen Corp.	7,700	51,302
Hogy Medical Co. Ltd.	100	3,035
Hokkaido Electric Power Co., Inc.	5,300	36,659
Hokko Chemical Industry Co. Ltd.	200	1,983
Hokkoku Financial Holdings, Inc.	700	23,760
Hokuetsu Corp.(2)	3,800	40,103
Hokuetsu Industries Co. Ltd.	1,500	20,403
Hokuhoku Financial Group, Inc.	3,100	37,273
Hokuriku Electric Power Co.	2,600	17,455
Hokuto Corp.	200	2,574
Honda Motor Co. Ltd., ADR	15,481	510,099
Hoosiers Holdings Co. Ltd.	200	1,458
Horiba Ltd.	900	60,283
Hoshizaki Corp.	600	19,407
Hosiden Corp.	800	11,551
Hosokawa Micron Corp.	200	6,012
House Foods Group, Inc.	600	12,066
Hoya Corp.	1,884	267,390
HS Holdings Co. Ltd.	200	1,339
Hulic Co. Ltd.(2)	3,900	40,407
Hyakugo Bank Ltd.	8,800	35,648
Hyakujushi Bank Ltd.	200	3,723
Ibiden Co. Ltd.	1,300	45,320
Icom, Inc.	200	3,786
Idec Corp.	800	14,768
Idemitsu Kosan Co. Ltd.	28,000	204,649
IDOM, Inc.	900	7,119
IHI Corp.	5,000	219,578
Iida Group Holdings Co. Ltd.	1,100	17,004
Iino Kaiun Kaisha Ltd.	3,000	26,652
Inaba Denki Sangyo Co. Ltd.	1,800	47,391
Inabata & Co. Ltd.	1,400	32,520
Ines Corp.	100	1,069
I-Net Corp.	100	1,132
Infomart Corp.	200	424
INFRONEER Holdings, Inc.	3,584	30,098
Inpex Corp.	17,100	252,075
Insource Co. Ltd.	1,600	11,802
Intage Holdings, Inc.	200	2,203
Integrated Design & Engineering Holdings Co. Ltd.	600	16,586
Internet Initiative Japan, Inc.	2,000	40,772
I-PEX, Inc.	200	2,415
IR Japan Holdings Ltd.	100	665
I'rom Group Co. Ltd.	300	5,704
Iseki & Co. Ltd.	500	3,394
Isetan Mitsukoshi Holdings Ltd.	3,400	51,740
Ishihara Sangyo Kaisha Ltd.	900	9,369
Isuzu Motors Ltd.	12,300	186,744
Ito En Ltd.	1,500	36,284
ITOCHU Corp.(2)	10,900	580,361
89

Avantis International Equity Fund
	Shares	Value
Itochu Enex Co. Ltd.	1,900	$20,901
Itochu-Shokuhin Co. Ltd.	400	20,117
Itoham Yonekyu Holdings, Inc.	520	14,139
Itoki Corp.	3,500	34,664
IwaiCosmo Holdings, Inc.	100	1,457
Iwatani Corp.	1,000	60,943
Iyogin Holdings, Inc.	9,100	84,900
Izumi Co. Ltd.	1,300	29,084
J Front Retailing Co. Ltd.(2)	7,700	76,220
J Trust Co. Ltd.	1,200	3,791
JAC Recruitment Co. Ltd.	1,200	6,258
Jaccs Co. Ltd.	900	24,639
JAFCO Group Co. Ltd.	2,100	29,113
Japan Airlines Co. Ltd.	1,600	26,864
Japan Airport Terminal Co. Ltd.	1,100	38,050
Japan Aviation Electronics Industry Ltd.(2)	600	10,763
Japan Elevator Service Holdings Co. Ltd.	500	9,841
Japan Exchange Group, Inc.	5,300	122,987
Japan Lifeline Co. Ltd.	2,400	18,520
Japan Material Co. Ltd.	500	6,144
Japan Petroleum Exploration Co. Ltd.	1,300	52,083
Japan Post Bank Co. Ltd.	13,900	130,639
Japan Post Holdings Co. Ltd.	18,400	179,789
Japan Post Insurance Co. Ltd.	3,400	64,418
Japan Pulp & Paper Co. Ltd.	200	8,777
Japan Securities Finance Co. Ltd.	1,800	24,953
Japan Steel Works Ltd.	600	18,867
Japan Wool Textile Co. Ltd.	700	6,480
JCU Corp.	200	4,950
JDC Corp.	200	666
Jeol Ltd.	800	36,371
JFE Holdings, Inc.	14,600	202,402
JGC Holdings Corp.	4,900	44,885
J-Oil Mills, Inc.	1,500	20,162
Joshin Denki Co. Ltd.	300	5,759
Joyful Honda Co. Ltd.	900	13,238
JSB Co. Ltd.	400	8,497
JTEKT Corp.	7,500	58,266
Juki Corp.	1,000	2,789
Juroku Financial Group, Inc.	1,000	29,399
Justsystems Corp.	600	14,286
JVCKenwood Corp.	9,700	88,057
Kadokawa Corp.	400	8,002
Kaga Electronics Co. Ltd.	600	22,482
Kajima Corp.	4,200	76,907
Kakaku.com, Inc.	1,800	30,950
Kamei Corp.	1,600	23,220
Kamigumi Co. Ltd.	2,000	45,225
Kanamoto Co. Ltd.	1,300	25,903
Kandenko Co. Ltd.	4,500	66,892
Kaneka Corp.	1,700	44,124
Kanematsu Corp.	3,400	58,881
Kansai Electric Power Co., Inc.	7,300	129,750
Kansai Paint Co. Ltd.	300	5,371
90

Avantis International Equity Fund
	Shares	Value
Kanto Denka Kogyo Co. Ltd.	1,200	$8,123
Kao Corp.	3,300	147,878
Kato Sangyo Co. Ltd.	700	20,325
Kawada Technologies, Inc.	1,200	22,404
Kawasaki Heavy Industries Ltd.	5,100	182,183
Kawasaki Kisen Kaisha Ltd.	5,400	79,768
KDDI Corp.	14,400	485,814
KeePer Technical Laboratory Co. Ltd.(2)	300	8,365
Keihan Holdings Co. Ltd.	600	11,627
Keihanshin Building Co. Ltd.	300	3,368
Keikyu Corp.	2,100	16,658
Keio Corp.	800	19,538
Keisei Electric Railway Co. Ltd.	500	15,819
KEIWA, Inc.(2)	400	3,207
Keiyo Bank Ltd.	1,500	8,102
Kewpie Corp.	1,900	48,532
Keyence Corp.	700	336,294
KH Neochem Co. Ltd.	1,200	17,088
Kikkoman Corp.	2,500	28,293
Kinden Corp.	2,300	49,504
Kintetsu Group Holdings Co. Ltd.	1,300	30,311
Kirin Holdings Co. Ltd.	5,600	84,540
Kissei Pharmaceutical Co. Ltd.	400	9,525
Kitanotatsujin Corp.(2)	200	246
Kitz Corp.	2,700	19,173
Kiyo Bank Ltd.	1,800	23,174
Koa Corp.	2,100	18,143
Koatsu Gas Kogyo Co. Ltd.	200	1,239
Kobe Bussan Co. Ltd.	1,200	34,636
Kobe Steel Ltd.(2)	11,700	144,114
Koei Tecmo Holdings Co. Ltd.	1,020	11,406
Kohnan Shoji Co. Ltd.(2)	1,100	29,384
Koito Manufacturing Co. Ltd.	1,000	14,790
Kojima Co. Ltd.(2)	1,100	7,566
Kokuyo Co. Ltd.	500	8,463
Komatsu Ltd.	5,300	148,307
KOMEDA Holdings Co. Ltd.	800	14,464
Komeri Co. Ltd.(2)	1,100	28,122
Komori Corp.	1,500	11,973
Konami Group Corp.	1,100	99,710
Konica Minolta, Inc.	10,200	30,642
Konishi Co. Ltd.	800	7,035
Konoike Transport Co. Ltd.	400	6,756
Kose Corp.	200	12,181
Koshidaka Holdings Co. Ltd.(2)	1,800	11,845
Kotobuki Spirits Co. Ltd.	1,800	21,725
KPP Group Holdings Co. Ltd.	2,100	10,093
Krosaki Harima Corp.	1,200	18,103
K's Holdings Corp.	5,300	57,102
Kubota Corp.	11,700	164,620
Kumagai Gumi Co. Ltd.	1,700	41,773
Kurabo Industries Ltd.	200	6,774
Kuraray Co. Ltd.	9,400	123,736
Kureha Corp.	1,500	28,660
91

Avantis International Equity Fund
	Shares	Value
Kurita Water Industries Ltd.	1,800	$72,449
Kusuri No. Aoki Holdings Co. Ltd.	2,100	48,160
KYB Corp.	900	29,128
Kyocera Corp.	7,600	94,146
Kyoei Steel Ltd.	1,500	18,241
Kyokuto Kaihatsu Kogyo Co. Ltd.	400	7,402
Kyokuyo Co. Ltd.	200	5,472
Kyoto Financial Group, Inc.	3,600	57,383
Kyowa Kirin Co. Ltd.	1,500	34,249
Kyudenko Corp.	1,500	67,600
Kyushu Electric Power Co., Inc.	11,100	117,695
Kyushu Financial Group, Inc.	2,500	13,025
Kyushu Railway Co.	3,200	85,569
Lasertec Corp.	800	156,014
LEC, Inc.	400	3,540
Leopalace21 Corp.	9,300	37,998
Life Corp.	1,000	24,123
Lifedrink Co., Inc.	600	30,248
Lintec Corp.	500	11,620
Lion Corp.	2,400	24,395
LITALICO, Inc.(2)	500	4,532
Lixil Corp.	4,200	49,922
LY Corp.	25,100	68,787
M&A Capital Partners Co. Ltd.	100	1,579
M3, Inc.	3,100	30,145
Mabuchi Motor Co. Ltd.	1,200	18,032
Macnica Holdings, Inc.	2,200	89,848
Makino Milling Machine Co. Ltd.	600	24,154
Makita Corp.	5,100	170,914
Mani, Inc.	200	2,706
MarkLines Co. Ltd.	400	8,335
Marubeni Corp.	7,000	120,747
Marudai Food Co. Ltd.	200	2,443
Maruha Nichiro Corp.	1,300	27,198
Marui Group Co. Ltd.	3,200	54,243
Maruichi Steel Tube Ltd.	600	14,433
MARUKA FURUSATO Corp.	500	7,957
Marusan Securities Co. Ltd.	1,100	7,706
Maruwa Co. Ltd.	200	53,616
Maruzen Showa Unyu Co. Ltd.	200	6,903
Matsuda Sangyo Co. Ltd.	1,200	26,478
Matsui Securities Co. Ltd.	1,500	8,320
MatsukiyoCocokara & Co.	1,800	29,132
Maxell Ltd.	1,400	17,517
Mazda Motor Corp.	16,100	135,984
McDonald's Holdings Co. Japan Ltd.	700	30,747
MCJ Co. Ltd.	2,900	30,399
Mebuki Financial Group, Inc.	20,300	79,935
Media Do Co. Ltd.	200	2,096
Medipal Holdings Corp.	3,000	52,592
MedPeer, Inc.	200	877
Megachips Corp.	800	27,156
Megmilk Snow Brand Co. Ltd.	1,500	27,191
Meidensha Corp.	1,100	26,137
92

Avantis International Equity Fund
	Shares	Value
MEIJI Holdings Co. Ltd.	4,400	$109,266
Meiko Electronics Co. Ltd.	1,400	59,590
Meisei Industrial Co. Ltd.	2,500	21,839
MEITEC Group Holdings, Inc.	1,500	35,486
Menicon Co. Ltd.	1,100	10,384
Mercari, Inc.(1)(2)	600	9,788
Micronics Japan Co. Ltd.	1,300	43,505
Milbon Co. Ltd.	100	2,067
Mimasu Semiconductor Industry Co. Ltd.	600	15,176
Minebea Mitsumi, Inc.	2,600	55,035
Mirait One Corp.	2,300	33,459
Mirarth Holdings, Inc.	1,500	5,360
Miroku Jyoho Service Co. Ltd.	200	2,589
MISUMI Group, Inc.	2,600	49,324
Mitsuba Corp.	200	1,446
Mitsubishi Chemical Group Corp.	25,200	147,274
Mitsubishi Corp.	18,300	380,975
Mitsubishi Electric Corp.	11,800	198,783
Mitsubishi Estate Co. Ltd.	10,000	172,049
Mitsubishi Gas Chemical Co., Inc.	3,700	69,129
Mitsubishi HC Capital, Inc.	20,230	146,122
Mitsubishi Heavy Industries Ltd.	26,000	350,541
Mitsubishi Logisnext Co. Ltd.	400	3,795
Mitsubishi Logistics Corp.	1,000	35,263
Mitsubishi Materials Corp.	4,200	74,719
Mitsubishi Motors Corp.(2)	20,900	60,465
Mitsubishi Research Institute, Inc.	400	11,678
Mitsubishi Shokuhin Co. Ltd.	1,000	36,283
Mitsubishi UFJ Financial Group, Inc., ADR(2)	86,794	913,941
Mitsui & Co. Ltd.	11,000	237,757
Mitsui Chemicals, Inc.	3,900	104,529
Mitsui DM Sugar Holdings Co. Ltd.	100	2,212
Mitsui Fudosan Co. Ltd.	17,400	188,477
Mitsui High-Tec, Inc.	1,500	10,799
Mitsui Matsushima Holdings Co. Ltd.(2)	500	16,229
Mitsui Mining & Smelting Co. Ltd.	1,800	58,240
Mitsui OSK Lines Ltd.(2)	4,100	147,909
Mitsui-Soko Holdings Co. Ltd.	1,000	38,634
Mitsuuroko Group Holdings Co. Ltd.	400	4,556
Miura Co. Ltd.	1,300	29,707
MIXI, Inc.	300	5,683
Miyaji Engineering Group, Inc.	1,000	30,641
Miyazaki Bank Ltd.	300	5,983
Mizuho Financial Group, Inc., ADR(2)	99,340	413,254
Mizuho Leasing Co. Ltd.	4,000	27,840
Mizuho Medy Co. Ltd.	600	6,593
Mizuno Corp.	400	27,014
Mochida Pharmaceutical Co. Ltd.	100	2,274
Modec, Inc.	900	19,370
Monex Group, Inc.	3,700	16,994
Monogatari Corp.	1,200	29,240
MonotaRO Co. Ltd.	2,100	33,216
Morinaga & Co. Ltd.	2,600	49,097
Morinaga Milk Industry Co. Ltd.	2,000	46,161
93

Avantis International Equity Fund
	Shares	Value
Moriroku Holdings Co. Ltd.	400	$6,645
Morita Holdings Corp.	600	7,675
MrMax Holdings Ltd.	400	1,899
MS&AD Insurance Group Holdings, Inc.	16,200	373,419
m-up Holdings, Inc.	900	7,905
Murata Manufacturing Co. Ltd.	6,700	140,435
Musashi Seimitsu Industry Co. Ltd.	700	10,007
Musashino Bank Ltd.	400	8,025
Nachi-Fujikoshi Corp.	500	10,553
Nagase & Co. Ltd.	3,900	85,719
Nagoya Railroad Co. Ltd.	1,500	17,936
Namura Shipbuilding Co. Ltd.(2)	3,600	41,606
Nankai Electric Railway Co. Ltd.	2,100	34,010
Nanto Bank Ltd.	500	11,151
NEC Corp.	3,100	274,740
NET One Systems Co. Ltd.	1,600	37,348
Nexon Co. Ltd.	1,200	23,713
NGK Insulators Ltd.	5,200	69,719
NH Foods Ltd.	2,200	82,435
NHK Spring Co. Ltd.	4,400	50,706
Nichias Corp.	1,500	58,535
Nichicon Corp.	1,400	9,463
Nichiha Corp.	1,300	31,044
Nichirei Corp.	2,700	80,788
Nichireki Co. Ltd.	100	1,734
NIDEC Corp.	1,423	58,021
Nifco, Inc.	2,000	51,507
Nihon Dempa Kogyo Co. Ltd.	1,000	7,928
Nihon Flush Co. Ltd.	400	2,536
Nihon M&A Center Holdings, Inc.	3,600	16,758
Nihon Parkerizing Co. Ltd.	2,300	19,939
Nikkiso Co. Ltd.	3,200	22,710
Nikkon Holdings Co. Ltd.	1,400	35,787
Nikon Corp.(2)	3,800	40,704
Nintendo Co. Ltd.	7,300	397,005
Nippn Corp.	1,400	21,837
Nippon Carbon Co. Ltd.	400	12,110
Nippon Chemi-Con Corp.(1)	500	4,158
Nippon Coke & Engineering Co. Ltd.	7,500	5,420
Nippon Denko Co. Ltd.	2,400	4,953
Nippon Densetsu Kogyo Co. Ltd.	2,100	26,661
Nippon Electric Glass Co. Ltd.	1,600	38,207
NIPPON EXPRESS HOLDINGS, Inc.(2)	1,800	91,944
Nippon Gas Co. Ltd.	1,900	30,333
Nippon Kayaku Co. Ltd.	2,500	22,220
Nippon Light Metal Holdings Co. Ltd.	2,960	33,514
Nippon Paint Holdings Co. Ltd.	2,500	15,841
Nippon Paper Industries Co. Ltd.	3,100	19,690
Nippon Parking Development Co. Ltd.	3,300	4,741
Nippon Road Co. Ltd.	1,000	11,308
Nippon Sanso Holdings Corp.	1,100	37,904
Nippon Seiki Co. Ltd.	400	3,444
Nippon Sheet Glass Co. Ltd.(1)	3,200	8,057
Nippon Shinyaku Co. Ltd.	500	12,086
94

Avantis International Equity Fund
	Shares	Value
Nippon Shokubai Co. Ltd.	3,200	$36,987
Nippon Signal Co. Ltd.	100	679
Nippon Soda Co. Ltd.	700	24,407
Nippon Steel Corp.	11,200	255,592
Nippon Telegraph & Telephone Corp.	252,400	269,764
Nippon Television Holdings, Inc.	800	13,110
Nippon Thompson Co. Ltd.	2,500	8,831
Nippon Yakin Kogyo Co. Ltd.	1,000	31,090
Nippon Yusen KK(2)	9,200	333,766
Nipro Corp.(2)	5,600	49,887
Nishimatsuya Chain Co. Ltd.	800	13,844
Nishimoto Co. Ltd.	1,800	18,089
Nishi-Nippon Financial Holdings, Inc.	3,400	40,988
Nishi-Nippon Railroad Co. Ltd.	1,400	22,957
Nishio Holdings Co. Ltd.	800	23,188
Nissan Chemical Corp.	1,100	37,811
Nissan Motor Co. Ltd.(2)	44,200	130,672
Nissan Shatai Co. Ltd.	1,400	9,288
Nissha Co. Ltd.	700	10,097
Nisshin Oillio Group Ltd.	1,100	39,092
Nisshin Seifun Group, Inc.	1,800	23,307
Nisshinbo Holdings, Inc.	3,200	21,479
Nissin Corp.(2)	1,000	29,207
Nissin Foods Holdings Co. Ltd.	900	23,519
Nissui Corp.	8,300	52,762
Niterra Co. Ltd.	4,700	139,996
Nitori Holdings Co. Ltd.	600	87,918
Nittetsu Mining Co. Ltd.	400	12,268
Nitto Denko Corp.	2,100	176,103
Nittoc Construction Co. Ltd.	200	1,471
Noevir Holdings Co. Ltd.	100	3,902
NOF Corp.	1,800	28,146
Nohmi Bosai Ltd.	800	12,766
Nojima Corp.	2,400	27,820
NOK Corp.	1,200	19,757
Nomura Co. Ltd.	3,200	18,727
Nomura Micro Science Co. Ltd.(2)	800	15,611
Noritake Co. Ltd.	200	5,478
Noritsu Koki Co. Ltd.	1,000	29,564
Noritz Corp.	1,900	25,468
North Pacific Bank Ltd.	8,100	24,084
NS Solutions Corp.	2,000	50,948
NS United Kaiun Kaisha Ltd.	400	13,391
NSD Co. Ltd.	1,500	32,833
NSK Ltd.	4,700	24,324
NTN Corp.(2)	16,300	30,861
NTT Data Group Corp.	6,600	100,652
Obayashi Corp.	20,100	258,491
Obic Co. Ltd.	100	17,307
Odakyu Electric Railway Co. Ltd.	7,400	86,208
Ogaki Kyoritsu Bank Ltd.	400	5,502
Oiles Corp.	400	5,836
Oisix ra daichi, Inc.(1)	300	2,665
Oji Holdings Corp.	23,900	95,647
95

Avantis International Equity Fund
	Shares	Value
Okamoto Industries, Inc.	600	$20,948
Okamoto Machine Tool Works Ltd.	200	5,283
Okamura Corp.	1,600	21,737
Okasan Securities Group, Inc.	4,600	20,506
Oki Electric Industry Co. Ltd.	3,900	27,421
Okinawa Cellular Telephone Co.	600	17,137
Okinawa Financial Group, Inc.	400	6,763
Okumura Corp.	1,100	35,074
Okura Industrial Co. Ltd.	400	7,247
Okuwa Co. Ltd.	100	633
Olympus Corp.	5,000	91,438
Omron Corp.	700	29,031
Ono Pharmaceutical Co. Ltd.	7,300	107,918
Onward Holdings Co. Ltd.	1,000	3,712
Open House Group Co. Ltd.	600	23,720
Optim Corp.(1)	200	865
Oracle Corp.	400	36,224
Organo Corp.	800	36,817
Orient Corp.	1,540	10,086
Oriental Land Co. Ltd.	2,500	68,369
Oriental Shiraishi Corp.	9,700	25,105
ORIX Corp., ADR	3,218	402,572
Osaka Gas Co. Ltd.	800	19,760
OSAKA Titanium Technologies Co. Ltd.(2)	1,400	24,913
OSG Corp.	1,800	25,099
Otsuka Corp.	1,400	33,306
Otsuka Holdings Co. Ltd.	3,100	182,759
Pacific Industrial Co. Ltd.	2,500	24,680
Pack Corp.	100	2,609
PAL GROUP Holdings Co. Ltd.	1,600	25,799
PALTAC Corp.	200	6,147
Pan Pacific International Holdings Corp.	6,500	166,391
Panasonic Holdings Corp.	18,800	157,956
Paramount Bed Holdings Co. Ltd.	1,200	21,290
Park24 Co. Ltd.(1)	1,700	20,380
Pasona Group, Inc.	800	12,554
Pegasus Co. Ltd.	1,200	4,297
Penta-Ocean Construction Co. Ltd.	9,400	41,439
Persol Holdings Co. Ltd.	33,000	64,642
Pigeon Corp.	1,600	17,302
PILLAR Corp.	600	17,980
Pilot Corp.	700	20,701
Piolax, Inc.	700	11,345
Pola Orbis Holdings, Inc.	300	3,030
Pole To Win Holdings, Inc.	100	293
Premium Group Co. Ltd.	600	8,615
Press Kogyo Co. Ltd.	2,300	9,606
Prestige International, Inc.	2,200	11,789
Prima Meat Packers Ltd.	500	7,914
Quick Co. Ltd.	600	9,013
Raccoon Holdings, Inc.	300	1,187
Raito Kogyo Co. Ltd.	1,300	19,437
Raiznext Corp.	700	8,231
Rakus Co. Ltd.	400	6,633
96

Avantis International Equity Fund
	Shares	Value
Rakuten Group, Inc.(1)	20,400	$144,994
Rasa Industries Ltd.	500	9,569
Recruit Holdings Co. Ltd.	6,300	392,880
Relo Group, Inc.	2,000	26,340
Renesas Electronics Corp.	5,700	99,234
Rengo Co. Ltd.	7,000	48,306
Resona Holdings, Inc.	31,784	226,033
Resonac Holdings Corp.	5,000	122,990
Resorttrust, Inc.	2,100	40,151
Restar Corp.	500	9,890
Retail Partners Co. Ltd.(2)	500	4,941
Ricoh Co. Ltd.	7,400	77,828
Ricoh Leasing Co. Ltd.	400	14,067
Riken Vitamin Co. Ltd.	500	9,199
Rinnai Corp.	900	20,240
Riso Kyoiku Co. Ltd.(2)	1,600	2,705
Rohm Co. Ltd.	4,000	50,523
Rohto Pharmaceutical Co. Ltd.	1,900	45,461
Roland DG Corp.(1)	300	10,996
Round One Corp.	8,500	51,871
Royal Holdings Co. Ltd.(2)	1,200	19,884
Ryobi Ltd.	1,200	16,722
Ryohin Keikaku Co. Ltd.(2)	8,800	165,711
Ryoyo Ryosan Holdings, Inc.	1,188	22,634
S Foods, Inc.	200	3,691
Saibu Gas Holdings Co. Ltd.	1,500	19,796
Saizeriya Co. Ltd.(2)	700	24,457
Sakai Chemical Industry Co. Ltd.	800	14,527
Sakai Moving Service Co. Ltd.	200	3,561
Sakata INX Corp.	900	10,480
Sakura Internet, Inc.	900	21,460
Sala Corp.	2,000	11,518
San ju San Financial Group, Inc.	1,600	20,010
San-A Co. Ltd.	1,600	27,752
San-Ai Obbli Co. Ltd.	2,000	27,782
Sangetsu Corp.	2,200	43,855
San-In Godo Bank Ltd.	3,800	34,323
Sanki Engineering Co. Ltd.	700	11,206
Sankyo Co. Ltd.	6,500	93,689
Sankyu, Inc.	1,600	52,517
Sanoh Industrial Co. Ltd.	100	581
Sansan, Inc.(1)	700	10,588
Santen Pharmaceutical Co. Ltd.	8,300	107,070
Sanwa Holdings Corp.	5,400	123,864
Sanyo Chemical Industries Ltd.	100	2,763
Sanyo Denki Co. Ltd.	200	12,477
Sanyo Special Steel Co. Ltd.	800	10,717
Sapporo Holdings Ltd.	1,700	84,616
Sato Holdings Corp.	500	7,073
Sawai Group Holdings Co. Ltd.	500	21,335
SBI ARUHI Corp.	200	1,182
SBI Holdings, Inc.(2)	6,300	155,044
SBI Sumishin Net Bank Ltd.	1,900	40,652
SBS Holdings, Inc.	1,000	17,668
97

Avantis International Equity Fund
	Shares	Value
SCREEN Holdings Co. Ltd.	2,000	$151,653
Scroll Corp.	1,200	8,179
SCSK Corp.	3,400	68,373
Secom Co. Ltd.	1,500	109,451
Sega Sammy Holdings, Inc.	3,500	61,473
Seibu Holdings, Inc.(2)	5,500	118,300
Seikagaku Corp.	700	4,086
Seikitokyu Kogyo Co. Ltd.	200	2,285
Seiko Epson Corp.	6,500	121,534
Seiko Group Corp.	900	24,756
Seino Holdings Co. Ltd.	2,500	39,757
Seiren Co. Ltd.	1,600	25,851
Sekisui Chemical Co. Ltd.	6,400	97,665
Sekisui House Ltd.	2,500	64,617
Sekisui Jushi Corp.	100	1,646
Senko Group Holdings Co. Ltd.(2)	4,000	32,719
Senshu Electric Co. Ltd.	400	14,398
Senshu Ikeda Holdings, Inc.	7,300	18,182
Seria Co. Ltd.	1,100	25,512
Seven & i Holdings Co. Ltd.(2)	18,900	272,232
Seven Bank Ltd.(2)	14,000	27,697
SG Holdings Co. Ltd.	3,800	41,132
Sharp Corp.(1)	3,900	26,829
Shibaura Mechatronics Corp.(2)	600	35,888
Shibuya Corp.	100	2,506
SHIFT, Inc.(1)	100	9,387
Shiga Bank Ltd.	600	14,037
Shikoku Bank Ltd.	200	1,394
Shikoku Electric Power Co., Inc.	900	8,138
Shikoku Kasei Holdings Corp.	100	1,399
Shimadzu Corp.	1,100	36,751
Shimamura Co. Ltd.	800	42,716
Shimano, Inc.	600	113,359
Shimizu Corp.	12,800	85,816
Shin-Etsu Chemical Co. Ltd.	14,300	633,035
Shin-Etsu Polymer Co. Ltd.	200	2,148
Shinko Electric Industries Co. Ltd.(2)	1,900	73,505
Shinmaywa Industries Ltd.	1,900	17,704
Shionogi & Co. Ltd.	3,300	153,721
Ship Healthcare Holdings, Inc.(2)	2,300	34,611
Shiseido Co. Ltd.	2,000	44,571
Shizuoka Financial Group, Inc.	9,200	82,127
SHO-BOND Holdings Co. Ltd.	500	19,267
Shoei Co. Ltd.	1,600	25,692
Showa Sangyo Co. Ltd.	1,100	22,870
SIGMAXYZ Holdings, Inc.	900	9,144
Siix Corp.	300	2,342
Sinfonia Technology Co. Ltd.	1,600	48,462
Sinko Industries Ltd.	200	6,214
Sintokogio Ltd.	200	1,445
SK-Electronics Co. Ltd.	800	14,584
SKY Perfect JSAT Holdings, Inc.	5,600	33,175
Skylark Holdings Co. Ltd.	2,200	33,712
SMC Corp.	153	70,956
98

Avantis International Equity Fund
	Shares	Value
SMS Co. Ltd.	1,300	$19,564
Sodick Co. Ltd.	2,100	11,227
SoftBank Corp.	20,600	288,228
SoftBank Group Corp.	3,600	209,007
Sohgo Security Services Co. Ltd.	8,500	60,446
Sojitz Corp.	5,940	142,754
Solasto Corp.	100	400
Sompo Holdings, Inc.	15,000	354,182
Sony Group Corp., ADR	10,347	1,009,453
Sotetsu Holdings, Inc.	2,800	46,805
Sparx Group Co. Ltd.	420	4,120
S-Pool, Inc.	1,600	3,905
Square Enix Holdings Co. Ltd.	1,100	40,660
Stanley Electric Co. Ltd.	1,700	32,725
Star Micronics Co. Ltd.	2,100	28,317
Starts Corp., Inc.	1,000	23,100
Starzen Co. Ltd.	200	3,869
Stella Chemifa Corp.	200	5,547
Strike Co. Ltd.	400	12,561
Subaru Corp.	12,600	241,675
Sugi Holdings Co. Ltd.	1,800	31,129
SUMCO Corp.	8,800	101,660
Sumida Corp.	1,500	9,776
Sumiseki Holdings, Inc.(2)	1,700	11,335
Sumitomo Bakelite Co. Ltd.	1,000	26,726
Sumitomo Chemical Co. Ltd.	26,800	77,158
Sumitomo Corp.	7,300	173,582
Sumitomo Densetsu Co. Ltd.	900	22,147
Sumitomo Electric Industries Ltd.	15,800	263,382
Sumitomo Forestry Co. Ltd.	3,200	133,771
Sumitomo Heavy Industries Ltd.	2,500	58,559
Sumitomo Metal Mining Co. Ltd.	1,800	49,884
Sumitomo Mitsui Construction Co. Ltd.	6,400	16,784
Sumitomo Mitsui Financial Group, Inc., ADR(2)	51,364	679,546
Sumitomo Mitsui Trust Holdings, Inc.	8,400	209,327
Sumitomo Osaka Cement Co. Ltd.	1,000	26,601
Sumitomo Pharma Co. Ltd.(1)	800	3,682
Sumitomo Realty & Development Co. Ltd.	4,200	143,867
Sumitomo Riko Co. Ltd.	3,000	32,220
Sumitomo Rubber Industries Ltd.	7,200	73,755
Sumitomo Seika Chemicals Co. Ltd.(2)	200	7,232
Sumitomo Warehouse Co. Ltd.	1,300	23,456
Sun Frontier Fudousan Co. Ltd.	1,500	18,944
Sundrug Co. Ltd.	1,900	55,313
Suntory Beverage & Food Ltd.	2,000	73,547
Suruga Bank Ltd.(2)	2,600	21,101
Suzuken Co. Ltd.	2,400	85,055
Suzuki Motor Corp.	19,600	230,449
SWCC Corp.	1,100	40,914
Sysmex Corp.	3,600	69,813
Systena Corp.	12,000	32,220
Syuppin Co. Ltd.	600	5,880
T Hasegawa Co. Ltd.	200	4,250
T&D Holdings, Inc.	4,700	79,633
99

Avantis International Equity Fund
	Shares	Value
Tachibana Eletech Co. Ltd.	1,400	$26,228
Tachi-S Co. Ltd.	1,000	13,536
Tadano Ltd.	2,200	14,904
Taihei Dengyo Kaisha Ltd.	500	18,996
Taiheiyo Cement Corp.	4,300	98,111
Taikisha Ltd.	1,000	33,864
Taisei Corp.(2)	4,000	181,749
Taiyo Holdings Co. Ltd.	1,800	45,886
Taiyo Yuden Co. Ltd.(2)	1,800	44,966
Takamatsu Construction Group Co. Ltd.	100	2,051
Takara Bio, Inc.	1,000	7,144
Takara Holdings, Inc.	4,600	36,042
Takara Standard Co. Ltd.	1,200	13,135
Takasago International Corp.	400	13,111
Takasago Thermal Engineering Co. Ltd.	1,500	54,611
Takashimaya Co. Ltd.(2)	8,400	64,655
Takeda Pharmaceutical Co. Ltd., ADR(2)	11,069	164,817
Takeuchi Manufacturing Co. Ltd.	1,200	35,766
Takuma Co. Ltd.	500	5,580
Tamron Co. Ltd.	1,600	51,565
Tanseisha Co. Ltd.	800	5,130
TBS Holdings, Inc.	600	16,723
TDK Corp.	6,300	429,419
TechMatrix Corp.	2,200	36,843
TechnoPro Holdings, Inc.	1,500	30,319
Teijin Ltd.	5,000	46,842
Teikoku Electric Manufacturing Co. Ltd.	400	7,319
Teikoku Sen-I Co. Ltd.	200	3,523
Terumo Corp.	3,800	70,659
T-Gaia Corp.	100	2,518
THK Co. Ltd.	2,000	37,167
TIS, Inc.	2,400	60,146
TKC Corp.	600	16,182
Toa Corp.	1,200	7,734
Toagosei Co. Ltd.	1,300	14,146
Tobu Railway Co. Ltd.	4,000	69,054
Tocalo Co. Ltd.	1,600	20,309
Toda Corp.	4,500	31,134
Toho Bank Ltd.	3,300	6,230
Toho Co. Ltd.(2)	700	26,909
Toho Gas Co. Ltd.	1,700	50,073
Toho Holdings Co. Ltd.(2)	1,300	42,900
Tohoku Electric Power Co., Inc.	7,900	71,906
Tokai Carbon Co. Ltd.	7,000	42,899
Tokai Corp.	200	3,136
TOKAI Holdings Corp.	2,800	19,015
Tokai Rika Co. Ltd.	1,800	24,615
Tokai Tokyo Financial Holdings, Inc.	4,500	16,131
Token Corp.	100	7,831
Tokio Marine Holdings, Inc.	14,400	547,985
Tokushu Tokai Paper Co. Ltd.	100	2,532
Tokuyama Corp.	2,300	44,452
Tokyo Century Corp.	4,400	48,024
Tokyo Electric Power Co. Holdings, Inc.(1)	30,700	146,431
100

Avantis International Equity Fund
	Shares	Value
Tokyo Electron Ltd.	2,300	$413,955
Tokyo Gas Co. Ltd.	2,000	50,031
Tokyo Kiraboshi Financial Group, Inc.	1,100	34,729
Tokyo Ohka Kogyo Co. Ltd.	1,500	37,731
Tokyo Steel Manufacturing Co. Ltd.	1,600	21,951
Tokyo Tatemono Co. Ltd.	3,200	53,461
Tokyo Tekko Co. Ltd.	800	29,754
Tokyotokeiba Co. Ltd.	700	19,846
Tokyu Construction Co. Ltd.	2,800	14,304
Tokyu Corp.	4,700	57,493
Tokyu Fudosan Holdings Corp.	18,900	136,596
TOMONY Holdings, Inc.	5,200	14,323
Tomy Co. Ltd.	2,800	66,772
TOPPAN Holdings, Inc.	4,500	135,867
Topre Corp.	1,100	14,586
Topy Industries Ltd.	1,300	18,515
Toray Industries, Inc.	23,200	119,916
Toridoll Holdings Corp.(2)	1,300	33,012
Torii Pharmaceutical Co. Ltd.	100	2,535
Torishima Pump Manufacturing Co. Ltd.	1,200	23,205
Toshiba TEC Corp.	400	9,612
Tosoh Corp.	6,900	89,019
Totech Corp.	1,800	30,800
Totetsu Kogyo Co. Ltd.	300	6,991
TOTO Ltd.	1,100	38,178
Towa Bank Ltd.	200	865
Towa Corp.	500	25,879
Towa Pharmaceutical Co. Ltd.	600	12,109
Toyo Construction Co. Ltd.	2,000	19,664
Toyo Engineering Corp.	1,000	5,034
Toyo Gosei Co. Ltd.	100	5,915
Toyo Seikan Group Holdings Ltd.	3,300	52,582
Toyo Suisan Kaisha Ltd.	700	43,854
Toyo Tire Corp.	5,300	78,412
Toyobo Co. Ltd.	3,000	20,575
Toyoda Gosei Co. Ltd.	2,300	41,564
Toyota Boshoku Corp.(2)	2,700	36,060
Toyota Industries Corp.	1,500	118,853
Toyota Motor Corp., ADR	9,206	1,747,299
Toyota Tsusho Corp.	9,600	185,512
TPR Co. Ltd.	1,800	28,949
Trancom Co. Ltd.	300	14,500
Transcosmos, Inc.	1,000	24,416
TRE Holdings Corp.	868	10,165
Trend Micro, Inc.	3,000	180,369
Trusco Nakayama Corp.	2,300	37,567
TS Tech Co. Ltd.	1,300	16,623
Tsubakimoto Chain Co.	1,200	50,220
Tsuburaya Fields Holdings, Inc.(2)	1,200	17,867
Tsugami Corp.	1,800	19,044
Tsukishima Holdings Co. Ltd.	500	4,749
Tsumura & Co.	600	16,609
Tsuruha Holdings, Inc.	1,000	60,520
TV Asahi Holdings Corp.	400	5,482
101

Avantis International Equity Fund
	Shares	Value
UACJ Corp.	1,500	$51,753
UBE Corp.	2,900	52,986
Uchida Yoko Co. Ltd.	200	10,273
U-Next Holdings Co. Ltd.(2)	500	19,496
Unicharm Corp.	1,500	52,043
Unipres Corp.	1,100	9,192
United Arrows Ltd.	1,200	17,972
United Super Markets Holdings, Inc.(2)	900	5,331
Universal Entertainment Corp.(2)	100	948
Ushio, Inc.	1,200	17,130
USS Co. Ltd.	9,000	82,640
UT Group Co. Ltd.	200	3,894
Valor Holdings Co. Ltd.	1,200	18,599
ValueCommerce Co. Ltd.	200	1,570
Vector, Inc.	600	3,893
Visional, Inc.(1)	300	18,388
Vital KSK Holdings, Inc.	400	3,435
Wacoal Holdings Corp.	800	23,711
Wacom Co. Ltd.	4,300	20,678
Wakita & Co. Ltd.	600	6,695
Warabeya Nichiyo Holdings Co. Ltd.	1,200	19,555
Welcia Holdings Co. Ltd.(2)	1,700	23,427
West Holdings Corp.	300	5,578
West Japan Railway Co.	11,100	211,675
World Co. Ltd.(2)	2,000	27,633
Xebio Holdings Co. Ltd.	800	7,030
Yahagi Construction Co. Ltd.	400	4,586
Yakult Honsha Co. Ltd.	1,400	29,578
YAKUODO Holdings Co. Ltd.	200	3,564
YAMABIKO Corp.	500	8,001
Yamada Holdings Co. Ltd.	19,200	59,573
Yamae Group Holdings Co. Ltd.	1,200	16,406
Yamaguchi Financial Group, Inc.	6,600	76,789
Yamaha Corp.	500	12,068
Yamaha Motor Co. Ltd.(2)	14,700	128,814
Yamaichi Electronics Co. Ltd.	1,000	19,170
YA-MAN Ltd.	600	3,477
Yamanashi Chuo Bank Ltd.	1,000	11,942
Yamato Holdings Co. Ltd.(2)	4,500	52,263
Yamato Kogyo Co. Ltd.	200	9,990
Yamazaki Baking Co. Ltd.	3,000	55,529
Yamazen Corp.	1,900	17,935
Yaoko Co. Ltd.	500	32,779
Yaskawa Electric Corp.	1,200	39,983
Yellow Hat Ltd.	500	8,753
Yodogawa Steel Works Ltd.	200	7,929
Yokogawa Bridge Holdings Corp.	1,300	23,881
Yokogawa Electric Corp.	3,600	101,541
Yokohama Rubber Co. Ltd.	2,700	61,794
Yokorei Co. Ltd.	700	4,921
Yoshinoya Holdings Co. Ltd.	1,600	33,410
Yotai Refractories Co. Ltd.	200	2,429
Yuasa Trading Co. Ltd.	800	28,373
Yurtec Corp.	2,400	23,836
102

Avantis International Equity Fund
	Shares	Value
Zenkoku Hosho Co. Ltd.	1,400	$56,555
Zenrin Co. Ltd.	600	3,613
Zensho Holdings Co. Ltd.	1,100	57,441
Zeon Corp.	2,700	22,382
ZERIA Pharmaceutical Co. Ltd.	700	11,094
ZOZO, Inc.	1,400	44,576
Zuken, Inc.	800	19,293
		55,580,200
Netherlands — 3.8%
Aalberts NV	2,661	104,025
ABN AMRO Bank NV, CVA(2)	13,547	232,834
Adyen NV(1)	148	218,419
Aegon Ltd.	25,855	157,974
AerCap Holdings NV	5,506	536,394
Akzo Nobel NV	3,203	204,907
AMG Critical Materials NV(2)	1,241	20,508
Arcadis NV	924	67,887
ASM International NV(2)	481	327,502
ASML Holding NV, NY Shares	1,861	1,682,102
ASR Nederland NV(2)	6,067	297,332
B&S Group SARL	176	925
Basic-Fit NV(1)(2)	2,449	61,038
BE Semiconductor Industries NV	477	62,904
Brunel International NV(2)	841	8,901
Coca-Cola Europacific Partners PLC	1,975	158,968
Corbion NV	1,242	31,457
DSM-Firmenich AG	2,295	313,316
Flow Traders Ltd.(2)	1,075	20,780
ForFarmers NV	632	2,141
Fugro NV	4,982	124,545
Heineken Holding NV(2)	291	21,946
Heineken NV	1,193	107,637
IMCD NV	405	66,322
ING Groep NV, ADR	48,623	885,425
InPost SA(1)	8,780	162,219
JDE Peet's NV	810	18,531
Just Eat Takeaway.com NV(1)	5,993	88,101
Kendrion NV(2)	47	677
Koninklijke Ahold Delhaize NV	21,207	729,694
Koninklijke BAM Groep NV	12,376	51,752
Koninklijke Heijmans NV, CVA	2,120	60,534
Koninklijke KPN NV	111,697	456,191
Koninklijke Philips NV, NY Shares(1)(2)	5,918	178,546
Koninklijke Vopak NV	3,006	138,184
Nedap NV	19	1,240
NN Group NV	9,515	466,676
OCI NV	4,456	141,413
Prosus NV(1)	11,133	412,673
Randstad NV	3,967	191,367
SBM Offshore NV	1,193	22,558
SIF Holding NV(1)	290	3,704
Signify NV	1,082	26,702
Sligro Food Group NV	705	10,153
TKH Group NV, CVA(2)	995	40,813
103

Avantis International Equity Fund
	Shares	Value
Universal Music Group NV	4,773	$124,879
Van Lanschot Kempen NV	419	19,309
Wolters Kluwer NV	2,848	487,028
		9,549,133
New Zealand — 0.2%
Air New Zealand Ltd.	55,807	19,014
Arvida Group Ltd.	960	997
Auckland International Airport Ltd.	11,816	56,110
Chorus Ltd.	10,602	56,606
Contact Energy Ltd.	10,221	53,258
EBOS Group Ltd.(2)	1,070	23,442
Fisher & Paykel Healthcare Corp. Ltd.	3,211	71,672
Fletcher Building Ltd.(2)	21,371	41,117
Genesis Energy Ltd.	11,169	15,417
Hallenstein Glasson Holdings Ltd.	237	884
Infratil Ltd.	5,254	36,285
KMD Brands Ltd.	10,227	3,644
Mercury NZ Ltd.	10,385	40,678
Meridian Energy Ltd.	9,017	35,778
NZX Ltd.	2,074	1,702
Oceania Healthcare Ltd.(1)	10,328	5,236
Ryman Healthcare Ltd.(1)(2)	6,317	19,187
Sanford Ltd.	585	1,463
Scales Corp. Ltd.	162	344
SKYCITY Entertainment Group Ltd.	17,623	16,415
Spark New Zealand Ltd.	19,153	42,879
Summerset Group Holdings Ltd.	6,648	47,495
		589,623
Norway — 0.8%
2020 Bulkers Ltd.	909	11,691
Aker BP ASA	1,666	39,911
Aker Solutions ASA	3,184	13,352
Austevoll Seafood ASA	1,103	9,869
Bakkafrost P	196	10,611
Bluenord ASA(1)	674	30,446
Bonheur ASA	230	6,003
Borregaard ASA	682	12,661
Bouvet ASA	260	1,729
BW LPG Ltd.	2,550	39,917
BW Offshore Ltd.	5,561	15,137
DNB Bank ASA	5,954	125,774
DNO ASA	23,076	25,918
DOF Group ASA(1)	5,677	52,770
Elmera Group ASA	637	1,981
Entra ASA(1)	613	7,612
Equinor ASA, ADR	7,814	210,118
Europris ASA	2,542	15,965
FLEX LNG Ltd.	624	16,656
Frontline PLC(2)	2,509	60,567
Gjensidige Forsikring ASA	724	12,822
Golden Ocean Group Ltd.	2,772	34,174
Golden Ocean Group Ltd. (NASDAQ)	2,193	26,974
Hafnia Ltd.	7,046	57,006
Hoegh Autoliners ASA	2,816	31,391
104

Avantis International Equity Fund
	Shares	Value
Kid ASA	1,217	$17,538
Kitron ASA	5,012	16,442
Kongsberg Automotive ASA(1)	17,100	2,251
Kongsberg Gruppen ASA	668	70,593
Leroy Seafood Group ASA	2,204	10,436
Mowi ASA	3,327	57,880
MPC Container Ships ASA	19,654	41,112
Nordic Semiconductor ASA(1)	1,777	24,026
Norsk Hydro ASA	14,839	82,803
Norske Skog ASA	1,236	4,462
Norwegian Air Shuttle ASA	29,749	30,943
Odfjell Drilling Ltd.	3,213	16,135
Orkla ASA	3,095	27,515
Panoro Energy ASA	3,234	8,953
Petronor E&P ASA(1)	206	177
Protector Forsikring ASA	851	18,165
RAK Petroleum PLC(1)	319	—
Salmar ASA	304	15,784
Scatec ASA(1)	1,755	13,357
Schibsted ASA, B Shares	1,800	51,704
Schibsted ASA, Class A	1,112	34,063
Seadrill Ltd.(1)	869	37,471
SpareBank 1 Nord Norge	1,780	18,212
Sparebank 1 Oestlandet	512	6,989
SpareBank 1 SMN	2,537	37,566
SpareBank 1 SR-Bank ASA	2,340	29,987
Sparebanken More	150	1,199
Sparebanken Vest	955	11,903
Stolt-Nielsen Ltd.	590	23,481
Storebrand ASA	8,037	86,559
Subsea 7 SA	4,737	84,624
Telenor ASA	4,840	59,957
TGS ASA	3,776	43,278
TOMRA Systems ASA	1,138	17,595
Veidekke ASA	669	7,791
Wallenius Wilhelmsen ASA	2,050	21,160
Yara International ASA	2,125	61,762
		1,964,928
Portugal — 0.2%
Banco Comercial Portugues SA, R Shares	177,737	81,930
Corticeira Amorim SGPS SA(2)	399	3,964
CTT-Correios de Portugal SA	3,038	15,039
EDP Renovaveis SA	799	12,782
EDP SA	19,946	83,864
Galp Energia SGPS SA	8,760	181,980
Greenvolt-Energias Renovaveis SA(1)	221	2,028
Jeronimo Martins SGPS SA	2,058	38,129
Navigator Co. SA	2,179	8,898
NOS SGPS SA	4,490	17,880
REN - Redes Energeticas Nacionais SGPS SA	21,215	55,514
Sonae SGPS SA	23,224	24,349
		526,357
Singapore — 1.4%
Bumitama Agri Ltd.	8,900	4,942
105

Avantis International Equity Fund
	Shares	Value
Capitaland India Trust	38,605	$33,458
CapitaLand Investment Ltd.(2)	38,800	80,600
City Developments Ltd.	12,800	51,258
ComfortDelGro Corp. Ltd.	73,100	79,689
DBS Group Holdings Ltd.	21,067	588,281
Far East Orchard Ltd.	3,900	2,985
First Resources Ltd.	18,900	21,450
Food Empire Holdings Ltd.	19,900	14,709
Frencken Group Ltd.(2)	24,500	24,211
Geo Energy Resources Ltd.	28,300	5,647
Golden Agri-Resources Ltd.	230,700	46,830
Grab Holdings Ltd., Class A(1)	9,246	29,772
Haw Par Corp. Ltd.	2,700	20,978
Hong Fok Corp. Ltd.	15,800	9,452
Hour Glass Ltd.	8,700	10,193
Hutchison Port Holdings Trust, U Shares	134,300	17,329
iFAST Corp. Ltd.	2,000	10,847
Japfa Ltd.(1)	10,400	2,795
Jardine Cycle & Carriage Ltd.(2)	2,500	53,003
Keppel Infrastructure Trust	46,100	16,279
Keppel Ltd.	16,700	78,960
Netlink NBN Trust	19,400	13,018
Olam Group Ltd.(2)	24,600	21,346
Oversea-Chinese Banking Corp. Ltd.	36,824	410,458
QAF Ltd.	5,200	3,287
Raffles Medical Group Ltd.	19,100	13,261
Riverstone Holdings Ltd.	13,900	9,540
Samudera Shipping Line Ltd.	19,300	11,759
SATS Ltd.	23,109	64,753
Sea Ltd., ADR(1)	1,405	110,026
Seatrium Ltd.(1)(2)	39,219	44,549
Sembcorp Industries Ltd.	17,500	66,185
Sheng Siong Group Ltd.	14,600	16,900
Singapore Airlines Ltd.(2)	27,800	133,805
Singapore Exchange Ltd.	8,600	71,345
Singapore Technologies Engineering Ltd.	29,500	100,588
Singapore Telecommunications Ltd.	53,600	128,545
StarHub Ltd.	4,500	4,242
Straits Trading Co. Ltd.	6,700	6,882
Super Hi International Holding Ltd.(1)(2)	11,000	17,802
UMS Holdings Ltd.(2)	13,400	10,496
United Overseas Bank Ltd.	21,700	521,646
UOL Group Ltd.	11,000	45,352
Venture Corp. Ltd.	7,000	75,234
Wilmar International Ltd.	37,100	89,233
Wing Tai Holdings Ltd.	4,300	4,218
Yangzijiang Financial Holding Ltd.	115,700	31,031
Yangzijiang Shipbuilding Holdings Ltd.	111,100	212,449
Yanlord Land Group Ltd.(1)(2)	14,700	4,681
		3,446,299
Spain — 2.3%
Acciona SA(2)	265	35,731
Acerinox SA(2)	8,308	87,323
ACS Actividades de Construccion y Servicios SA(2)	1,598	72,566
106

Avantis International Equity Fund
	Shares	Value
Aena SME SA	1,249	$251,356
Almirall SA	2,123	20,793
Amadeus IT Group SA	2,870	193,656
Atresmedia Corp. de Medios de Comunicacion SA	1,279	6,475
Banco Bilbao Vizcaya Argentaria SA, ADR	76,539	815,140
Banco de Sabadell SA	156,677	336,215
Banco Santander SA, ADR	143,095	712,613
Bankinter SA	10,703	94,519
CaixaBank SA	35,862	216,002
Cellnex Telecom SA	2,384	92,058
Cia de Distribucion Integral Logista Holdings SA	613	18,802
CIE Automotive SA	454	13,628
Construcciones y Auxiliar de Ferrocarriles SA	863	33,002
Corp. ACCIONA Energias Renovables SA	664	15,368
Ebro Foods SA(2)	526	9,359
Enagas SA(2)	10,573	163,049
Endesa SA	2,131	44,994
Ercros SA(2)	5,101	21,250
Faes Farma SA	4,776	19,695
Ferrovial SE	1,793	74,972
Fluidra SA	998	24,715
Gestamp Automocion SA	6,053	17,685
Global Dominion Access SA	1,242	4,063
Grupo Catalana Occidente SA	464	20,492
Iberdrola SA	34,449	488,785
Indra Sistemas SA	1	19
Industria de Diseno Textil SA	7,821	423,707
Laboratorios Farmaceuticos Rovi SA	411	36,221
Mapfre SA	21,179	53,312
Miquel y Costas & Miquel SA	78	1,081
Naturgy Energy Group SA	2,310	58,762
Neinor Homes SA(1)	1,125	16,535
Obrascon Huarte Lain SA(1)(2)	23,193	8,228
Prosegur Cash SA(2)	3,818	2,289
Redeia Corp. SA	13,255	251,759
Repsol SA	38,628	530,439
Sacyr SA	18,863	67,739
Talgo SA(1)(2)	333	1,436
Tecnicas Reunidas SA(1)	2,255	28,402
Telefonica SA, ADR(2)	72,637	328,319
Tubacex SA(2)	5,431	17,584
Unicaja Banco SA	20,803	28,077
Viscofan SA(2)	283	19,110
		5,777,325
Sweden — 3.1%
AAK AB	4,570	141,158
AddLife AB, B Shares	743	11,832
AddTech AB, B Shares	3,535	111,740
Alfa Laval AB	2,866	128,589
Alleima AB	8,508	63,778
Ambea AB	451	4,008
Annehem Fastigheter AB, B Shares(1)	226	428
AQ Group AB	1,549	19,509
Arise AB	907	4,082
107

Avantis International Equity Fund
	Shares	Value
Arjo AB, B Shares	10,674	$43,593
Assa Abloy AB, Class B	4,174	134,854
Atlas Copco AB, A Shares	18,714	340,466
Atlas Copco AB, B Shares	10,874	173,405
Atrium Ljungberg AB, B Shares	902	20,636
Avanza Bank Holding AB(2)	3,707	87,656
Axfood AB(2)	2,565	68,339
Beijer Ref AB	4,819	83,146
Better Collective AS(1)(2)	847	19,328
Bilia AB, A Shares	2,990	38,858
Billerud Aktiebolag	6,836	71,820
BioArctic AB(1)(2)	99	1,603
BioGaia AB, B Shares	2,701	31,737
Boliden AB	5,167	157,845
Bonava AB, B Shares(1)(2)	11,151	9,122
Boozt AB(1)	1,103	11,811
Bravida Holding AB	1,751	14,506
Bufab AB	1,081	45,878
Bure Equity AB	2,072	84,289
Byggmax Group AB	1,186	4,753
Castellum AB(1)	7,340	100,371
Catena AB	510	28,258
Cibus Nordic Real Estate AB publ	949	15,331
Cint Group AB(1)(2)	1,828	1,970
Clas Ohlson AB, B Shares	1,811	30,830
Cloetta AB, B Shares	5,697	12,825
Coor Service Management Holding AB	784	3,311
Corem Property Group AB, B Shares(2)	28,690	27,628
CTT Systems AB	656	18,106
Dios Fastigheter AB	2,413	20,491
Dynavox Group AB(1)	5,026	26,838
Electrolux AB, B Shares(1)(2)	5,191	49,967
Elekta AB, B Shares(2)	6,921	47,264
Embracer Group AB(1)(2)	4,233	9,956
Eolus Vind AB, B Shares(2)	472	2,548
Epiroc AB, A Shares	5,604	108,079
Epiroc AB, B Shares	3,348	59,442
EQT AB	2,739	91,819
Essity AB, B Shares	6,015	182,664
Evolution AB	379	39,397
Fabege AB	3,431	30,428
Fastighets AB Balder, B Shares(1)	6,059	47,460
Fastighetsbolaget Emilshus AB, Class B(1)	11	47
Fortnox AB	8,409	47,883
G5 Entertainment AB	124	1,166
GARO AB(2)	383	908
Getinge AB, B Shares	1,811	37,691
Granges AB	4,140	51,306
H & M Hennes & Mauritz AB, B Shares(2)	10,172	160,885
Hexagon AB, B Shares	10,709	109,623
Hexatronic Group AB(1)(2)	8,370	49,545
Hexpol AB	5,532	62,545
HMS Networks AB	703	29,773
Hoist Finance AB(1)	1,730	13,163
108

Avantis International Equity Fund
	Shares	Value
Holmen AB, B Shares	924	$37,799
Hufvudstaden AB, A Shares	1,835	24,515
Husqvarna AB, B Shares	9,019	60,970
Industrivarden AB, A Shares	2,398	86,190
Indutrade AB	5,653	177,671
Instalco AB	4,268	19,016
Intrum AB(2)	284	1,304
Investment AB Latour, B Shares	700	21,079
Inwido AB	1,443	25,190
JM AB(2)	3,324	64,900
Kopparbergs Bryggeri AB, B Shares	454	5,404
Lifco AB, B Shares	1,571	52,564
Lime Technologies AB	93	3,005
Loomis AB	2,766	94,141
Maha Energy AB(1)(2)	2,600	2,008
Medcap AB(1)	410	20,789
MEKO AB	513	6,612
Millicom International Cellular SA, SDR(1)	2,359	60,559
Modern Times Group MTG AB, B Shares(1)	3,856	29,022
Mycronic AB	2,364	86,909
NCAB Group AB	4,736	34,496
NCC AB, B Shares	3,441	53,357
Neobo Fastigheter AB(1)(2)	1,126	2,640
Net Insight AB, B Shares(1)	1	1
New Wave Group AB, B Shares(2)	4,454	49,212
Nibe Industrier AB, B Shares	5,336	26,376
Nobia AB(1)	4,660	2,756
Nolato AB, B Shares	2,030	11,247
Nordic Paper Holding AB	3,658	19,063
Nordic Waterproofing Holding AB	311	4,903
Nordnet AB publ(2)	4,118	94,188
NP3 Fastigheter AB	89	2,328
Nyfosa AB	5,292	58,578
Orron Energy AB(1)(2)	793	707
OX2 AB(1)	1	6
Pandox AB	1,852	35,526
Paradox Interactive AB	1,018	14,358
Peab AB, Class B	4,080	31,185
Platzer Fastigheter Holding AB, B Shares	531	5,296
Proact IT Group AB	345	5,226
RaySearch Laboratories AB	1,934	29,698
Resurs Holding AB(2)	5,291	11,644
Rvrc Holding AB(2)	3,460	16,032
Saab AB, Class B(2)	2,498	59,109
Sagax AB, B Shares	507	13,338
Samhallsbyggnadsbolaget i Norden AB	11,270	7,621
Sandvik AB	9,149	194,905
Scandi Standard AB	2,398	20,090
Scandic Hotels Group AB(1)(2)	3,942	26,362
Sectra AB, B Shares(1)	2,920	68,067
Securitas AB, B Shares	1,774	20,741
Sinch AB(1)	21,789	62,960
Skandinaviska Enskilda Banken AB, A Shares	17,240	265,492
Skanska AB, B Shares	5,643	113,894
109

Avantis International Equity Fund
	Shares	Value
SKF AB, B Shares	6,342	$120,172
SkiStar AB	1,531	24,320
Solid Forsakring AB	189	1,556
SSAB AB, A Shares	6,025	29,241
SSAB AB, B Shares	22,674	107,970
Svenska Cellulosa AB SCA, B Shares	5,491	76,312
Svenska Handelsbanken AB, A Shares	18,830	194,251
Sweco AB, B Shares	1,505	24,744
Swedbank AB, A Shares	13,010	278,296
Swedish Orphan Biovitrum AB(1)	1,162	36,280
Tele2 AB, B Shares(2)	5,757	65,308
Telefonaktiebolaget LM Ericsson, ADR(2)	16,653	124,065
Telia Co. AB	44,075	136,797
Tethys Oil AB	1,621	4,943
TF Bank AB(1)	201	4,917
Thule Group AB(2)	1,669	50,328
Trelleborg AB, B Shares	2,260	88,261
Troax Group AB	1,300	28,078
Truecaller AB, B Shares	4,803	16,694
VBG Group AB, B Shares	560	22,561
Viaplay Group AB, B Shares(1)(2)	422	34
Vitec Software Group AB, B Shares	386	20,879
Vitrolife AB(2)	318	7,658
Volvo AB, A Shares	1,893	50,957
Volvo AB, B Shares	17,368	461,823
Volvo Car AB, Class B(1)(2)	13,446	38,509
Wallenstam AB, B Shares	4,902	25,721
Wihlborgs Fastigheter AB(2)	4,412	46,293
		7,776,304
Switzerland — 8.2%
ABB Ltd.	3,282	188,737
Accelleron Industries AG	1,395	73,033
Adecco Group AG	733	24,991
Alcon, Inc.	4,874	474,910
Allreal Holding AG	319	60,480
ALSO Holding AG	342	102,695
ams-OSRAM AG(1)	18,048	22,301
Arbonia AG(1)	3,283	50,685
Aryzta AG(1)	20,101	40,707
Ascom Holding AG	1,979	13,055
Autoneum Holding AG	218	31,702
Avolta AG(1)	1,630	63,339
Bachem Holding AG, Class B(2)	389	37,312
Baloise Holding AG	1,144	221,278
Banque Cantonale Vaudoise	839	89,866
Barry Callebaut AG	42	67,979
Basilea Pharmaceutica AG(1)(2)	121	6,555
Belimo Holding AG	143	96,178
Bell Food Group AG	60	18,372
Bellevue Group AG(2)	89	1,725
BKW AG	289	54,325
Bossard Holding AG, Class A	168	43,096
Bucher Industries AG	187	78,735
Burkhalter Holding AG	209	22,245
110

Avantis International Equity Fund
	Shares	Value
Bystronic AG	14	$5,079
Cembra Money Bank AG	784	72,457
Chocoladefabriken Lindt & Spruengli AG	1	130,645
Chocoladefabriken Lindt & Spruengli AG, Participation Certificate	10	132,149
Cie Financiere Richemont SA, Class A	5,586	882,049
Clariant AG(1)	8,836	138,985
Coltene Holding AG(1)	73	4,294
COSMO Pharmaceuticals NV	51	4,798
Daetwyler Holding AG, Bearer Shares	197	42,217
DKSH Holding AG	1,332	106,642
dormakaba Holding AG	184	115,262
EFG International AG(1)	2,307	32,744
Emmi AG	40	41,641
EMS-Chemie Holding AG	101	84,766
Flughafen Zurich AG	726	169,873
Forbo Holding AG	30	31,086
Fundamenta Real Estate AG(1)	318	6,044
Geberit AG	386	246,914
Georg Fischer AG	1,691	134,386
Givaudan SA	40	205,454
Gurit Holding AG, Bearer Shares	60	2,386
Helvetia Holding AG	1,176	186,492
Holcim AG(1)	7,385	715,407
Huber & Suhner AG	786	79,847
Idorsia Ltd.(1)(2)	580	1,459
Implenia AG	770	28,534
Ina Invest Holding AG(1)	20	433
Inficon Holding AG	78	111,824
Interroll Holding AG	20	59,492
Intershop Holding AG	130	18,744
Julius Baer Group Ltd.	4,629	270,882
Komax Holding AG(2)	62	9,663
Kuehne & Nagel International AG	1,048	325,203
Landis & Gyr Group AG(1)	313	28,216
LEM Holding SA(2)	23	33,837
Leonteq AG(2)	434	14,031
Liechtensteinische Landesbank AG	79	6,802
Logitech International SA	4,617	419,369
Lonza Group AG	501	329,559
Metall Zug AG, B Shares	4	5,737
Mobilezone Holding AG	1,771	27,762
Mobimo Holding AG	167	52,922
Montana Aerospace AG(1)	1,067	24,254
Nestle SA	11,967	1,283,342
Novartis AG, ADR	19,844	2,398,941
Orior AG(2)	391	24,456
Partners Group Holding AG	187	270,539
Peach Property Group AG(1)	168	1,436
PSP Swiss Property AG	1,240	179,947
Rieter Holding AG	140	16,703
Roche Holding AG	7,688	2,602,547
Roche Holding AG, Bearer Shares	328	119,124
Schindler Holding AG	438	118,475
Schindler Holding AG, Bearer Participation Certificate	761	211,736
111

Avantis International Equity Fund
	Shares	Value
Schweiter Technologies AG	24	$11,598
Schweizerische Nationalbank(1)	2	8,467
Sensirion Holding AG(1)	236	18,603
SFS Group AG	653	99,317
SGS SA	3,351	374,253
Siegfried Holding AG(1)	138	182,091
SIG Group AG(1)	1,594	33,668
Sika AG	605	194,770
SKAN Group AG	202	19,276
Softwareone Holding AG(1)	2,187	40,539
Sonova Holding AG	196	68,529
St. Galler Kantonalbank AG	94	46,258
Stadler Rail AG(2)	2,593	85,599
Straumann Holding AG	1,262	186,987
Sulzer AG	676	104,616
Swatch Group AG	1,119	46,644
Swatch Group AG, Bearer Shares	653	136,805
Swiss Life Holding AG	700	567,464
Swiss Prime Site AG	1,850	208,306
Swiss Re AG	5,456	745,425
Swisscom AG	695	439,359
Swissquote Group Holding SA	446	160,030
Temenos AG	566	39,416
TX Group AG	184	31,696
u-blox Holding AG(1)	334	31,470
UBS Group AG	30,149	927,383
Valiant Holding AG	415	48,202
VAT Group AG	345	178,987
Vetropack Holding AG(2)	591	22,180
Vontobel Holding AG	888	58,388
VP Bank AG, Class A	24	2,146
VZ Holding AG	197	29,574
V-ZUG Holding AG(1)(2)	38	2,403
Zehnder Group AG	571	36,346
Zurich Insurance Group AG	1,945	1,129,025
		20,767,707
United Kingdom — 13.0%
3i Group PLC	16,820	706,518
4imprint Group PLC	987	69,158
abrdn PLC	30,034	59,153
Admiral Group PLC	6,602	253,561
AG Barr PLC	685	6,010
Airtel Africa PLC	28,409	43,463
AJ Bell PLC	14,756	84,638
Alliance Pharma PLC(1)	10,362	4,993
Alpha Group International PLC	573	19,466
Anglo American PLC	21,087	615,123
Antofagasta PLC	5,887	143,740
Ascential PLC(2)	11,307	84,857
Ashmore Group PLC	8,522	19,662
Ashtead Group PLC	9,701	690,750
ASOS PLC(1)(2)	2,037	9,679
Associated British Foods PLC	4,819	158,086
Aston Martin Lagonda Global Holdings PLC(1)(2)	3,975	7,783
112

Avantis International Equity Fund
	Shares	Value
AstraZeneca PLC, ADR	16,611	$1,455,456
Atalaya Mining PLC	1,621	8,226
Auto Trader Group PLC	18,404	206,712
Avation PLC(1)	285	499
Aviva PLC	16,171	107,549
B&M European Value Retail SA	27,589	161,892
Babcock International Group PLC	4,076	28,075
BAE Systems PLC	17,138	308,137
Bank of Georgia Group PLC	1,761	105,355
Barclays PLC, ADR	63,811	776,580
Barratt Developments PLC	32,739	219,070
Beazley PLC	26,572	263,107
Bellway PLC	3,256	130,207
Berkeley Group Holdings PLC	1,702	111,898
Bodycote PLC	4,049	35,389
boohoo Group PLC(1)(2)	39,860	14,636
BP PLC, ADR	33,815	1,148,357
Breedon Group PLC	3,554	19,743
Britvic PLC	10,143	169,820
BT Group PLC	179,243	329,343
Bunzl PLC	1,783	83,241
Burberry Group PLC	12,124	106,515
Burford Capital Ltd.	4,035	53,934
Bytes Technology Group PLC	9,339	59,311
Capricorn Energy PLC	3,073	9,103
Card Factory PLC	11,519	18,878
Carnival PLC, ADR(1)	4,007	60,305
Centamin PLC	44,961	73,406
Central Asia Metals PLC	6,765	16,810
Centrica PLC	171,860	291,814
Cerillion PLC(2)	701	17,761
Chemring Group PLC	5,863	31,334
Chesnara PLC	3,157	10,873
Clarkson PLC	707	35,416
Close Brothers Group PLC	5,419	38,806
CMC Markets PLC	4,009	16,560
Coats Group PLC	67,782	87,922
Coca-Cola HBC AG(1)	2,266	84,138
Compass Group PLC	14,456	456,886
Computacenter PLC	3,082	110,465
ConvaTec Group PLC	13,316	41,930
Crest Nicholson Holdings PLC	9,099	24,674
Croda International PLC	994	53,854
CVS Group PLC	810	12,037
Darktrace PLC(1)	9,909	76,525
DCC PLC	1,496	105,699
DFS Furniture PLC	9,527	15,679
Diageo PLC, ADR	4,924	643,862
Direct Line Insurance Group PLC	33,778	84,587
Diversified Energy Co. PLC(2)	319	3,815
Domino's Pizza Group PLC	1,387	5,570
Dowlais Group PLC	12,339	10,591
Drax Group PLC	9,662	81,015
DS Smith PLC	21,466	132,204
113

Avantis International Equity Fund
	Shares	Value
Dunelm Group PLC	4,419	$72,524
easyJet PLC	8,253	51,703
Ecora Resources PLC	13,738	10,922
Elementis PLC	12,499	26,659
Endeavour Mining PLC	1,938	40,855
Energean PLC	3,066	39,328
EnQuest PLC(1)	45,716	7,497
Essentra PLC	6,998	16,218
Experian PLC	5,839	283,706
FDM Group Holdings PLC	2,832	15,429
Ferrexpo PLC(1)	15,137	9,166
Firstgroup PLC(2)	40,690	84,504
Forterra PLC	7,139	16,568
Frasers Group PLC(1)	4,199	47,825
Fresnillo PLC	497	3,556
Frontier Developments PLC(1)	65	229
Games Workshop Group PLC	1,141	156,938
Gamma Communications PLC	1,255	25,316
Genel Energy PLC(1)	8,674	9,226
Georgia Capital PLC(1)	1,769	23,782
Glencore PLC(1)	170,008	896,970
Grafton Group PLC	6,351	90,144
Grainger PLC	18,182	57,173
Greggs PLC	4,778	200,323
GSK PLC, ADR	23,865	1,047,912
Gulf Keystone Petroleum Ltd.	10,676	17,665
Gym Group PLC(1)	3,624	6,669
Haleon PLC, ADR(2)	15,226	155,001
Halfords Group PLC	3,874	7,468
Halma PLC	1,280	44,017
Harbour Energy PLC	8,634	34,037
Hargreaves Lansdown PLC	7,438	108,942
Hays PLC	36,679	44,760
Headlam Group PLC	1,141	2,207
Helios Towers PLC(1)	19,955	29,784
Hikma Pharmaceuticals PLC	4,871	127,320
Hill & Smith PLC	1,870	53,000
Hilton Food Group PLC	3,420	44,396
Hiscox Ltd.	4,569	70,796
Hochschild Mining PLC(1)	19,992	45,257
Hollywood Bowl Group PLC	7,163	31,496
Howden Joinery Group PLC	18,900	237,841
HSBC Holdings PLC, ADR(2)	35,130	1,561,880
Hunting PLC	2,569	15,204
Ibstock PLC	12,744	30,743
IG Group Holdings PLC	8,950	114,304
IMI PLC	3,283	79,509
Impax Asset Management Group PLC	2,916	14,230
Inchcape PLC	9,515	106,842
Indivior PLC(1)	3,418	42,164
Informa PLC	6,661	73,336
IntegraFin Holdings PLC	8,026	41,082
InterContinental Hotels Group PLC	1,161	116,198
Intermediate Capital Group PLC	3,734	104,781
114

Avantis International Equity Fund
	Shares	Value
International Distribution Services PLC	15,435	$68,696
International Personal Finance PLC	4,374	9,089
International Workplace Group PLC	16,756	39,696
Intertek Group PLC	2,502	163,482
Investec PLC	14,255	109,277
IP Group PLC(1)(2)	29,947	16,466
J D Wetherspoon PLC(1)	4,249	42,567
J Sainsbury PLC	28,045	108,135
JD Sports Fashion PLC	70,820	129,087
JET2 PLC	9,165	178,632
Johnson Matthey PLC	4,233	91,083
Johnson Service Group PLC	18,744	39,430
Jubilee Metals Group PLC(1)(2)	28,078	2,024
Jupiter Fund Management PLC	7,591	8,548
Just Group PLC	27,621	51,840
Kainos Group PLC	2,483	36,044
Keller Group PLC	2,897	63,433
Kingfisher PLC	49,958	187,728
Knights Group Holdings PLC	237	385
Lancashire Holdings Ltd.	6,023	53,287
Legal & General Group PLC	36,320	107,266
Liontrust Asset Management PLC	2,711	22,260
Lloyds Banking Group PLC, ADR	203,885	623,888
London Stock Exchange Group PLC	1,946	262,676
M&G PLC	14,541	41,093
Mandarin Oriental International Ltd.(2)	3,400	5,411
Marks & Spencer Group PLC	76,437	344,950
Marshalls PLC	1,809	8,121
Marston's PLC(1)	6,983	3,676
McBride PLC(1)	3,696	6,347
Me Group International PLC	14,615	37,239
Mears Group PLC	5,903	29,457
Mitchells & Butlers PLC(1)	10,295	40,434
Mitie Group PLC	23,939	39,146
Molten Ventures PLC(1)	2,262	12,224
Mondi PLC	4,221	81,888
MONY Group PLC	15,541	43,913
Morgan Advanced Materials PLC	7,472	30,469
Mortgage Advice Bureau Holdings Ltd.	524	5,367
Motorpoint group PLC(1)	72	136
National Grid PLC, ADR	6,591	438,961
NatWest Group PLC, ADR	40,973	377,771
Next 15 Group PLC	1,714	19,095
Next PLC	3,255	436,486
Nexxen International Ltd.(1)	765	2,972
Norcros PLC	2,404	7,194
Ocado Group PLC(1)	886	4,007
OSB Group PLC	11,073	54,179
Pagegroup PLC	15,349	78,706
Pan African Resources PLC	106,942	43,657
Pantheon Resources PLC(1)(2)	44,951	10,464
Paragon Banking Group PLC	9,197	92,585
PayPoint PLC	2,613	23,617
Pearson PLC, ADR(2)	5,145	71,413
115

Avantis International Equity Fund
	Shares	Value
Pennon Group PLC	9,798	$77,536
Persimmon PLC	3,579	77,544
Petra Diamonds Ltd.(1)(2)	4,880	1,758
Petrofac Ltd.(1)(2)	3,277	647
Phoenix Group Holdings PLC	7,538	56,173
Pinewood Technologies Group PLC	1,059	4,896
Playtech PLC(1)	3,187	27,234
Plus500 Ltd.	3,600	122,427
Prax Exploration & Production PLC(1)	154,073	3,582
Premier Foods PLC	10,225	24,183
Prudential PLC, ADR	5,306	91,635
PZ Cussons PLC	7,423	9,990
Quilter PLC	64,501	117,701
Rathbones Group PLC	909	22,592
Reach PLC	11,421	14,984
Reckitt Benckiser Group PLC	4,576	263,264
RELX PLC, ADR	17,188	801,992
Renewi PLC	877	7,619
Renishaw PLC	80	3,742
Rentokil Initial PLC	13,762	87,863
RHI Magnesita NV	599	26,124
Rightmove PLC	24,667	180,697
Rio Tinto PLC, ADR	9,500	601,065
Rolls-Royce Holdings PLC(1)	53,734	352,301
Saga PLC(1)(2)	108	149
Sage Group PLC	4,743	63,154
Savannah Energy PLC(1)	44,665	59
Savills PLC	130	2,008
Schroders PLC	5,170	23,402
Serco Group PLC	23,913	55,263
Serica Energy PLC	17,231	28,750
Severn Trent PLC	2,008	67,985
Shell PLC, ADR	30,098	2,156,823
SIG PLC(1)	1,703	538
Smith & Nephew PLC, ADR	3,049	94,062
Smiths Group PLC	2,384	56,716
Softcat PLC	3,864	79,591
Speedy Hire PLC	6,740	3,374
Spirax Group PLC	569	57,885
Spire Healthcare Group PLC	642	2,144
SSE PLC	6,430	159,929
SSP Group PLC	13,261	29,621
St. James's Place PLC	9,840	94,234
Standard Chartered PLC	41,463	426,629
SThree PLC	5,787	31,335
Strix Group PLC	2,672	2,957
Studio Retail Group PLC(1)	420	6
Synthomer PLC(1)	6,745	21,678
Tate & Lyle PLC	11,535	102,775
Tatton Asset Management PLC	821	7,651
Taylor Wimpey PLC	59,085	125,533
TBC Bank Group PLC	2,175	90,077
Telecom Plus PLC	518	12,562
Tesco PLC	126,596	590,234
116

Avantis International Equity Fund
	Shares	Value
THG PLC(1)(2)	13,796	$10,850
TI Fluid Systems PLC	23,799	41,477
Topps Tiles PLC	1,038	632
TP ICAP Group PLC	32,066	102,249
Travis Perkins PLC	5,048	60,442
TUI AG(1)	12,237	80,739
Tullow Oil PLC(1)(2)	13,780	4,880
Unilever PLC, ADR	14,537	941,852
United Utilities Group PLC	5,814	78,131
Vanquis Banking Group PLC	9,000	6,735
Vertu Motors PLC	18,946	17,765
Vesuvius PLC	8,932	47,823
Victrex PLC	813	10,989
Virgin Money U.K. PLC	43,184	122,638
Vistry Group PLC(1)	5,023	90,011
Vodafone Group PLC, ADR	34,486	336,928
Vp PLC	87	778
Watches of Switzerland Group PLC(1)	8,607	44,890
Watkin Jones PLC(1)	3,373	1,327
Weir Group PLC	4,017	106,504
WH Smith PLC	2,791	47,156
Whitbread PLC	3,707	140,939
Wickes Group PLC	7,958	17,689
Wise PLC, Class A(1)	19,351	179,783
WPP PLC, ADR	1,117	53,359
XP Power Ltd.(1)	317	6,153
Yellow Cake PLC(1)	9,982	69,130
YouGov PLC	1,701	11,212
Zigup PLC	9,590	50,670
		32,982,014
United States — 0.5%
Alcoa Corp.	424	13,668
CRH PLC	6,618	600,716
Gen Digital, Inc.	12	318
Newmont Corp.	6,802	356,729
Smurfit WestRock PLC	6,148	291,538
Viemed Healthcare, Inc.(1)	200	1,520
		1,264,489
TOTAL COMMON STOCKS (Cost $200,523,403)		251,074,658
RIGHTS — 0.0%
United States — 0.0%
Resolute Forest Products, Inc.(1) (Cost $2,530)	2,300	3,040
WARRANTS — 0.0%
Australia — 0.0%
Magellan Financial Group Ltd.(1)(2)	79	5
Canada — 0.0%
Constellation Software, Inc.(1)	100	1
Italy — 0.0%
Fincantieri SpA(1)(2)	3,222	648
TOTAL WARRANTS (Cost $—)		654
117

Avantis International Equity Fund
	Shares	Value
SHORT-TERM INVESTMENTS — 3.3%
Money Market Funds — 3.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,570,180	$1,570,180
State Street Navigator Securities Lending Government Money Market Portfolio(3)	6,744,890	6,744,890
TOTAL SHORT-TERM INVESTMENTS (Cost $8,315,070)		8,315,070
TOTAL INVESTMENT SECURITIES — 102.3% (Cost $208,841,003)		259,393,422
OTHER ASSETS AND LIABILITIES — (2.3)%		(5,762,359)
TOTAL NET ASSETS — 100.0%		$253,631,063

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	21.1%
Industrials	18.4%
Consumer Discretionary	11.8%
Materials	10.6%
Health Care	8.8%
Energy	7.0%
Information Technology	6.2%
Consumer Staples	6.1%
Communication Services	3.9%
Utilities	3.2%
Real Estate	1.9%
Short-Term Investments	3.3%
Other Assets and Liabilities	(2.3)%

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	4	September 2024	$1,132,200	$64,481
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CVA	–	Certificaten Van Aandelen
SDR	–	Swedish Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $17,335,655. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $18,216,070, which includes securities collateral of $11,471,180.

See Notes to Financial Statements.

118

AUGUST 31, 2024

Avantis International Small Cap Value Fund
	Shares	Value
COMMON STOCKS — 98.6%
Australia — 8.0%
29Metals Ltd.(1)(2)	44,992	$11,322
Accent Group Ltd.(2)	15,260	21,789
Adairs Ltd.(2)	90,568	114,141
Aeris Resources Ltd.(1)(2)	67,237	8,171
Alkane Resources Ltd.(1)(2)	84,644	24,199
Alliance Aviation Services Ltd.(1)	9,551	18,686
Appen Ltd.(1)(2)	21,185	14,447
Aurelia Metals Ltd.(1)	4,146	432
Austal Ltd.(2)	135,283	214,382
Australian Agricultural Co. Ltd.(1)(2)	38,261	36,362
Australian Finance Group Ltd.(2)	51,743	55,987
Bank of Queensland Ltd.(2)	296,192	1,266,661
Beach Energy Ltd.	962,898	814,074
Bega Cheese Ltd.	33,211	114,527
Bendigo & Adelaide Bank Ltd.	151,121	1,230,485
Bravura Solutions Ltd.(1)	74,346	66,187
Capricorn Metals Ltd.(1)	151,775	608,381
Challenger Ltd.	55,210	255,884
Champion Iron Ltd.(2)	204,807	863,521
Coast Entertainment Holdings Ltd.(1)(2)	93,560	33,567
Cooper Energy Ltd.(1)	782,026	103,473
Coronado Global Resources, Inc.	111,935	89,482
Credit Corp. Group Ltd.(2)	1,750	17,829
Elders Ltd.(2)	70,212	436,701
Emeco Holdings Ltd.(2)	88,013	47,753
Emerald Resources NL(1)	198,107	532,127
EML Payments Ltd.(1)(2)	3,043	1,433
Evolution Mining Ltd.	215,766	612,080
EVT Ltd.(2)	26,243	191,403
FleetPartners Group Ltd.(1)	76,422	164,935
Gold Road Resources Ltd.	477,746	520,309
GrainCorp Ltd., A Shares	135,551	802,257
Grange Resources Ltd.(2)	222,445	41,379
GWA Group Ltd.	3,958	6,436
Harvey Norman Holdings Ltd.(2)	230,819	714,706
Helia Group Ltd.	161,361	446,543
HUB24 Ltd.	126	4,751
Humm Group Ltd.(2)	50,226	23,340
Iluka Resources Ltd.	190,001	787,094
Infomedia Ltd.	30,568	36,256
Inghams Group Ltd.(2)	180,955	380,676
Insignia Financial Ltd.(2)	188,696	294,509
JB Hi-Fi Ltd.	19,766	1,063,190
Karoon Energy Ltd.(1)(2)	465,220	543,451
Leo Lithium Ltd.(1)(2)	183,575	15,687
Maas Group Holdings Ltd.(2)	9,611	29,838
Macmahon Holdings Ltd.	111,757	25,314
Magellan Financial Group Ltd.	87,444	562,831
McMillan Shakespeare Ltd.	20,883	223,606
Metals X Ltd.(1)	234,155	65,562
Metcash Ltd.	408,490	989,129
119

Avantis International Small Cap Value Fund
	Shares	Value
Monadelphous Group Ltd.	21,153	$183,928
Mount Gibson Iron Ltd.(1)	54,215	11,152
Myer Holdings Ltd.(2)	339,584	192,338
MyState Ltd.	7,500	19,445
New Hope Corp. Ltd.(2)	302,525	915,354
nib holdings Ltd.	119,296	504,743
NRW Holdings Ltd.	215,618	518,572
OFX Group Ltd.(1)	32,997	46,185
Pacific Current Group Ltd.	868	6,703
Perenti Ltd.	362,645	254,281
Perseus Mining Ltd.	823,533	1,454,839
Platinum Asset Management Ltd.(2)	199,755	134,277
Premier Investments Ltd.	32,883	783,531
Qube Holdings Ltd.	121,561	315,959
Ramelius Resources Ltd.	535,721	793,350
Red 5 Ltd.(1)	1,736,363	397,714
Regis Resources Ltd.(1)	382,045	479,211
Reject Shop Ltd.	3,585	7,541
Resimac Group Ltd.	17,203	10,854
Resolute Mining Ltd.(1)	1,337,892	605,366
Ridley Corp. Ltd.	100,309	151,094
Sandfire Resources Ltd.(1)	165,966	959,025
Seven West Media Ltd.(1)	212,976	26,036
Solvar Ltd.(2)	24,697	21,348
Southern Cross Media Group Ltd.	65,243	24,051
Stanmore Resources Ltd.	176,754	358,385
Star Entertainment Group Ltd.(1)(2)	1,258,884	383,434
Super Retail Group Ltd.	77,035	929,936
Superloop Ltd.(1)(2)	15,447	18,428
Ten Sixty Four Ltd.(1)	4,832	33
Terracom Ltd.(2)	194,588	24,903
Tyro Payments Ltd.(1)	44,645	30,711
Viva Energy Group Ltd.	369,669	717,868
West African Resources Ltd.(1)	517,802	494,725
Westgold Resources Ltd.	150,223	306,672
Whitehaven Coal Ltd.	154,237	695,219
Zip Co. Ltd.(1)(2)	632,568	1,025,998
		29,350,494
Austria — 0.9%
AT&S Austria Technologie & Systemtechnik AG(1)	25,517	506,999
Immofinanz AG(1)	19,710	687,470
Lenzing AG(1)	26,985	916,511
POLYTEC Holding AG(1)	5,725	19,960
Porr AG	14,719	221,034
Semperit AG Holding	4,585	65,088
UNIQA Insurance Group AG	85,837	736,601
		3,153,663
Belgium — 1.2%
Bekaert SA	22,987	950,493
bpost SA	61,563	174,244
Cie d'Entreprises CFE	3,893	30,962
Deceuninck NV	1,622	4,225
Deme Group NV	1,548	277,045
Gimv NV	3,173	138,943
120

Avantis International Small Cap Value Fund
	Shares	Value
Ion Beam Applications	785	$10,483
Jensen-Group NV	250	12,472
KBC Ancora	17,585	882,080
Ontex Group NV(1)	3,862	38,450
Proximus SADP	32,988	248,306
Solvay SA(2)	43,242	1,512,781
Tessenderlo Group SA(2)	224	6,131
Umicore SA	20,984	263,424
		4,550,039
Canada — 9.6%
ADENTRA, Inc.	7,330	222,513
Advantage Energy Ltd.(1)	69,300	499,830
Aecon Group, Inc.	500	6,864
Alamos Gold, Inc., Class A	629	12,126
Alaris Equity Partners Income	1,400	17,297
Algoma Central Corp.	200	2,116
Algoma Steel Group, Inc.(2)	12,800	135,917
Aris Mining Corp.(1)	47,300	214,450
Athabasca Oil Corp.(1)	199,200	801,146
AutoCanada, Inc.(1)(2)	100	1,103
B2Gold Corp.	339,583	955,010
Baytex Energy Corp.	314,849	1,121,415
Birchcliff Energy Ltd.(2)	76,715	335,288
Bird Construction, Inc.(2)	4,990	84,904
Bonterra Energy Corp.(1)	5,800	18,851
Brookfield Reinsurance Ltd.(1)	4,500	227,329
Calfrac Well Services Ltd.(1)	4,100	12,443
Canacol Energy Ltd.(2)	3,101	8,514
Canadian Western Bank	33,900	1,294,723
Capital Power Corp.(2)	53,800	1,794,464
Cardinal Energy Ltd.(2)	49,400	251,096
Cascades, Inc.	22,900	157,521
Celestica, Inc. (Toronto)(1)	25,700	1,308,599
Centerra Gold, Inc.	106,187	752,485
CES Energy Solutions Corp.	106,520	632,330
China Gold International Resources Corp. Ltd.(1)	2,500	11,817
Chorus Aviation, Inc.(1)(2)	21,331	42,420
Crew Energy, Inc.(1)(2)	33,990	175,543
Doman Building Materials Group Ltd.	2,200	11,591
Dorel Industries, Inc., Class B(1)(2)	877	4,275
Dundee Precious Metals, Inc.	63,900	622,570
Eldorado Gold Corp.(1)	61,300	1,058,473
Ensign Energy Services, Inc.(1)	30,100	56,508
Equinox Gold Corp.(1)(2)	82,353	469,925
Evertz Technologies Ltd.(2)	200	1,981
First National Financial Corp.(2)	700	19,400
Fortuna Mining Corp.(1)	114,300	526,697
Freehold Royalties Ltd.(2)	17,000	173,450
Frontera Energy Corp.	9,445	53,265
Galiano Gold, Inc.(1)	66	96
Gear Energy Ltd.(2)	25,000	12,429
goeasy Ltd.	2,130	299,779
Headwater Exploration, Inc.	95,010	482,928
Hudbay Minerals, Inc.	83,525	681,761
121

Avantis International Small Cap Value Fund
	Shares	Value
Hut 8 Corp.(1)	234	$2,372
iA Financial Corp., Inc.	75	5,764
IAMGOLD Corp.(1)(2)	184,700	912,776
International Petroleum Corp.(1)(2)	33,702	511,413
Jaguar Mining, Inc.(1)(2)	3,200	11,184
Journey Energy, Inc.(1)(2)	520	957
Kelt Exploration Ltd.(1)	37,400	173,173
Kinross Gold Corp.	241,743	2,184,862
Laurentian Bank of Canada(2)	8,200	157,045
Linamar Corp.	3,200	150,069
Logan Energy Corp.(1)(2)	71,900	44,816
Lundin Gold, Inc.	35,500	713,082
Lundin Mining Corp.(2)	33,300	345,441
Martinrea International, Inc.	26,160	225,951
Mattr Corp.(1)	7,625	88,434
MEG Energy Corp.(1)	65,800	1,310,483
New Gold, Inc.(1)	295,570	745,697
North American Construction Group Ltd.(2)	8,249	162,697
NuVista Energy Ltd.(1)	66,188	627,181
Obsidian Energy Ltd.(1)(2)	24,600	169,032
OceanaGold Corp.	240,100	625,349
Paramount Resources Ltd., A Shares(2)	16,600	341,571
Parex Resources, Inc.	38,800	389,540
PetroTal Corp.	95,000	49,345
Peyto Exploration & Development Corp.(2)	77,000	832,479
PHX Energy Services Corp.	3,700	27,153
Precision Drilling Corp.(1)	5,910	427,534
Real Matters, Inc.(1)	13,400	76,066
Russel Metals, Inc.(2)	22,682	633,510
Saturn Oil & Gas, Inc.(1)	4,900	10,144
Secure Energy Services, Inc.	43,286	398,604
Sierra Metals, Inc.(1)	6,600	3,330
Spartan Delta Corp.(1)(2)	40,300	118,120
Stelco Holdings, Inc.	3,050	148,239
STEP Energy Services Ltd.(1)(2)	3,000	9,528
SunOpta, Inc.(1)(2)	10,900	61,551
Surge Energy, Inc.(2)	37,300	180,736
Tamarack Valley Energy Ltd.(2)	244,100	717,275
Taseko Mines Ltd.(1)	73,100	166,525
Tidewater Midstream & Infrastructure Ltd.(2)	29,300	7,175
Torex Gold Resources, Inc.(1)	35,400	682,967
Total Energy Services, Inc.	3,600	25,484
Transcontinental, Inc., Class A	3,300	41,114
Trican Well Service Ltd.	69,905	262,471
Valeura Energy, Inc.(1)(2)	40,700	153,722
Veren, Inc.	277,246	2,005,824
Vermilion Energy, Inc.(2)	72,300	744,111
Wajax Corp.	275	5,203
Western Forest Products, Inc.(1)(2)	34,700	11,201
Whitecap Resources, Inc.(2)	264,100	2,010,660
		35,282,202
China — 0.0%
LK Technology Holdings Ltd.(2)	250	80
122

Avantis International Small Cap Value Fund
	Shares	Value
Denmark — 2.0%
D/S Norden AS	9,931	$411,373
H&H International AS, B Shares(1)	1,425	20,234
Harboes Bryggeri AS, Class B	336	12,044
Jyske Bank AS	5,782	464,353
Nilfisk Holding AS(1)	2,671	52,279
NKT AS(1)	30,749	2,931,459
NTG Nordic Transport Group AS(1)	232	9,430
Per Aarsleff Holding AS	8,440	502,687
Solar AS, B Shares	2,436	120,756
Spar Nord Bank AS	31,410	604,788
Svitzer Group AS(1)	2,876	110,314
Sydbank AS	27,620	1,398,193
TORM PLC, Class A	19,968	730,727
		7,368,637
Finland — 1.1%
Aspo OYJ	1,402	9,258
Atria OYJ	343	3,830
Citycon OYJ(1)	10,642	47,858
Finnair OYJ(1)(2)	19,286	51,860
Harvia OYJ	7,909	376,044
Incap OYJ(1)(2)	1,674	21,517
Kemira OYJ	4,353	106,569
Lassila & Tikanoja OYJ	893	9,051
Marimekko OYJ	10,569	146,163
Nokian Renkaat OYJ(2)	150,545	1,427,085
Outokumpu OYJ(2)	198,324	736,391
Puuilo OYJ	69,516	790,853
Talenom OYJ(2)	3,181	17,081
Tokmanni Group Corp.(2)	31,388	378,877
Verkkokauppa.com OYJ(1)	249	466
YIT OYJ(2)	6,962	20,049
		4,142,952
France — 3.2%
AKWEL SADIR(2)	113	1,267
Ayvens SA	20,507	141,789
Beneteau SACA(2)	22,294	220,891
Catana Group(2)	4,546	26,014
Cie des Alpes	14,596	225,438
Clariane SE(1)(2)	97,515	207,864
Coface SA	51,034	820,498
Derichebourg SA	66,746	370,418
Emeis SA(1)(2)	32,061	316,629
Esso SA Francaise	1,125	165,818
Etablissements Maurel et Prom SA	50,051	291,336
Euroapi SA(1)(2)	5,198	23,856
Eurobio Scientific SA(1)	1,749	47,601
Eutelsat Communications SACA(1)(2)	95,116	452,312
Genfit SA(1)(2)	3,937	16,941
Groupe LDLC(2)	755	11,136
Guerbet	63	2,419
ID Logistics Group SACA(1)	30	13,828
Jacquet Metals SACA	893	15,299
JCDecaux SE(1)	4,814	99,222
123

Avantis International Small Cap Value Fund
	Shares	Value
Kaufman & Broad SA	4,047	$143,627
Maisons du Monde SA(2)	12,783	49,414
Mersen SA	3,709	126,492
Metropole Television SA	14,909	202,068
Nexans SA	3,351	432,699
Nexity SA(1)(2)	20,136	214,278
Opmobility	47,187	453,388
OVH Groupe SAS(1)(2)	4,613	31,398
Pullup Entertainment(1)	483	8,964
ReWorld Media SA(1)	1,855	4,460
SES SA	320,056	1,721,640
SMCP SA(1)(2)	8,369	21,151
Solutions 30 SE(1)(2)	18,302	30,570
Synergie SE(1)	96	3,406
Television Francaise 1 SA	37,925	338,179
Ubisoft Entertainment SA(1)	69,003	1,307,569
Valeo SE	27,696	295,057
Vallourec SACA(1)(2)	133,288	2,130,006
Verallia SA	13,258	393,356
Vicat SACA	7,021	243,870
X-Fab Silicon Foundries SE(1)(2)	31,649	191,501
		11,813,669
Germany — 3.4%
1&1 AG	7,541	120,201
7C Solarparken AG	5,130	12,523
AlzChem Group AG	2,707	144,226
Aumann AG	1,872	25,676
Baader Bank AG(1)	2,427	10,544
Bertrandt AG	560	14,361
Cewe Stiftung & Co. KGaA	1,754	197,099
Deutsche Pfandbriefbank AG(1)	4,777	26,438
Deutz AG	73,232	384,538
Draegerwerk AG & Co. KGaA	622	30,420
Draegerwerk AG & Co. KGaA, Preference Shares	2,357	119,433
Einhell Germany AG, Preference Shares	1,570	106,614
Elmos Semiconductor SE	3,109	281,972
ElringKlinger AG	6,169	28,700
Energiekontor AG	545	34,850
flatexDEGIRO AG	53,325	772,201
Friedrich Vorwerk Group SE	1,749	43,960
Gesco SE	473	7,365
Grand City Properties SA(1)	12,308	169,113
Grenke AG	1,970	55,419
Hamburger Hafen und Logistik AG	8,177	134,154
Heidelberger Druckmaschinen AG(1)	114,367	132,187
HelloFresh SE(1)	7,467	61,406
Hornbach Holding AG & Co. KGaA	4,596	405,303
HUGO BOSS AG(2)	12,976	541,573
Indus Holding AG	1,240	30,715
Instone Real Estate Group SE	1,981	20,051
JOST Werke SE	5,566	247,705
Jungheinrich AG, Preference Shares	21,784	685,122
K&S AG	11,217	132,776
Kloeckner & Co. SE	12,982	74,546
124

Avantis International Small Cap Value Fund
	Shares	Value
Kontron AG	2,105	$39,577
Krones AG	6,441	883,014
KSB SE & Co. KGaA	1	707
KSB SE & Co. KGaA, Preference Shares	69	44,480
Lang & Schwarz AG	1,344	27,372
Lanxess AG	42,894	1,211,383
Medios AG(1)	2,182	40,818
METRO AG	46,429	244,331
Multitude SE	937	5,417
Mutares SE & Co. KGaA	8,374	284,340
Norma Group SE	9,345	152,270
SAF-Holland SE	35,384	678,142
Salzgitter AG	10,701	187,679
Schaeffler AG, Preference Shares	76,463	397,106
Siltronic AG	8,569	699,204
Sixt SE	555	39,145
Sixt SE, Preference Shares	1,896	111,153
Stabilus SE	1,460	63,933
Steico SE(1)	963	28,944
STO SE & Co. KGaA, Preference Shares	1,138	151,278
Suedzucker AG	33,828	455,312
TAG Immobilien AG(1)	54,758	899,864
thyssenkrupp AG	182,800	647,112
Villeroy & Boch AG, Preference Shares	993	18,336
Vossloh AG	192	10,200
Wacker Neuson SE	4,236	68,167
Wuestenrot & Wuerttembergische AG	1,896	25,736
		12,466,211
Hong Kong — 1.3%
Analogue Holdings Ltd.	12,000	1,411
AustAsia Group Ltd.(1)	5,580	758
BOCOM International Holdings Co. Ltd.(1)	29,000	846
Bright Smart Securities & Commodities Group Ltd.	300,000	60,212
Cafe de Coral Holdings Ltd.	182,000	188,281
Chow Sang Sang Holdings International Ltd.	25,000	21,242
Crystal International Group Ltd.	15,500	7,346
CSI Properties Ltd.(1)	350,000	3,542
Dah Sing Banking Group Ltd.	224,000	194,245
Dah Sing Financial Holdings Ltd.	75,200	222,256
Dickson Concepts International Ltd.	25,000	15,329
Eagle Nice International Holdings Ltd.	2,000	1,115
E-Commodities Holdings Ltd.	1,440,000	269,120
Hang Lung Group Ltd.	107,000	122,061
IGG, Inc.(1)	35,000	14,487
International Housewares Retail Co. Ltd.	10,000	1,474
Johnson Electric Holdings Ltd.	216,906	296,671
JS Global Lifestyle Co. Ltd.	195,000	38,266
K Wah International Holdings Ltd.	166,000	36,508
Karrie International Holdings Ltd.	74,000	7,058
Minmetals Land Ltd.(1)	4,000	132
Oriental Watch Holdings	66,000	28,287
Pacific Basin Shipping Ltd.	3,460,000	949,361
PC Partner Group Ltd.	140,000	80,252
Regina Miracle International Holdings Ltd.	25,000	7,016
125

Avantis International Small Cap Value Fund
	Shares	Value
Shun Tak Holdings Ltd.(1)	406,000	$33,776
Singamas Container Holdings Ltd.	430,000	38,635
SmarTone Telecommunications Holdings Ltd.	92,000	45,241
Stella International Holdings Ltd.	19,000	36,032
Sun Hung Kai & Co. Ltd.	38,000	12,494
SUNeVision Holdings Ltd.	140,000	60,125
Tai Hing Group Holdings Ltd.	50,000	4,293
Ten Pao Group Holdings Ltd.	80,000	13,728
Texhong International Group Ltd.(1)	52,500	24,031
Texwinca Holdings Ltd.	26,000	2,923
Truly International Holdings Ltd.	218,000	26,217
United Energy Group Ltd.(1)(2)	4,166,000	232,521
United Laboratories International Holdings Ltd.	1,052,000	1,199,203
Value Partners Group Ltd.	47,000	8,421
Yue Yuen Industrial Holdings Ltd.	176,000	303,916
		4,608,832
Ireland — 0.3%
Dalata Hotel Group PLC	195,422	951,506
FBD Holdings PLC	2,442	36,441
Glenveagh Properties PLC(1)	44,463	70,549
Origin Enterprises PLC	19,713	71,860
Permanent TSB Group Holdings PLC(1)	4,574	8,078
		1,138,434
Israel — 2.5%
Adgar Investment & Development Ltd.(1)	786	984
Africa Israel Residences Ltd.	749	48,354
Alony Hetz Properties & Investments Ltd.	28,693	215,589
Arad Investment & Industrial Development Ltd.(1)	163	3,969
Ashdod Refinery Ltd.	1,929	30,458
Aspen Group Ltd.	664	1,008
Azorim-Investment Development & Construction Co. Ltd.(1)	12,270	62,658
Big Shopping Centers Ltd.(1)	3,107	342,604
Blue Square Real Estate Ltd.	98	7,616
Caesarstone Ltd.(1)	611	2,994
Carasso Motors Ltd.	2,263	12,323
Cellcom Israel Ltd.(1)	11,701	51,252
Clal Insurance Enterprises Holdings Ltd.(1)	35,583	577,251
Delek Automotive Systems Ltd.	704	4,296
Delek Group Ltd.	5,943	714,808
Delta Galil Ltd.	2,662	121,071
Dor Alon Energy in Israel 1988 Ltd.(1)	81	1,669
Doral Group Renewable Energy Resources Ltd.(1)	33,479	114,742
Elco Ltd.	345	10,968
Equital Ltd.(1)	4,817	162,441
Fattal Holdings 1998 Ltd.(1)	3,348	399,244
FIBI Holdings Ltd.	9,053	393,161
First International Bank Of Israel Ltd.	4,077	167,952
Fox Wizel Ltd.	692	51,189
G City Ltd.	30,739	105,518
Harel Insurance Investments & Financial Services Ltd.	53,063	543,874
IDI Insurance Co. Ltd.	1,237	41,723
Inrom Construction Industries Ltd.	6,953	22,008
Isracard Ltd.	87,047	308,609
Israel Corp. Ltd.	1,752	396,150
126

Avantis International Small Cap Value Fund
	Shares	Value
Israel Land Development Co. Ltd.(1)	2,361	$20,466
Isras Holdings Ltd.(1)	163	13,942
Isras Investment Co. Ltd.	364	72,805
M Yochananof & Sons Ltd.	273	16,737
Menora Mivtachim Holdings Ltd.	10,208	287,213
Migdal Insurance & Financial Holdings Ltd.	189,271	241,477
Naphtha Israel Petroleum Corp. Ltd.(1)	2,351	14,665
Norstar Holdings, Inc.(1)	1,824	5,191
Oil Refineries Ltd.	1,783,064	463,537
Partner Communications Co. Ltd.(1)	42,702	188,005
Paz Oil Co. Ltd.	927	100,941
Perion Network Ltd.(1)	573	4,994
Phoenix Financial Ltd.	55,786	596,076
Property & Building Corp. Ltd.(1)	90	5,457
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	92	5,277
Scope Metals Group Ltd.(1)	69	1,980
Shikun & Binui Ltd.(1)	34,019	84,645
Shufersal Ltd.	112,222	967,629
Summit Real Estate Holdings Ltd.	1,418	20,380
Tadiran Group Ltd.	102	5,671
Tamar Petroleum Ltd.	732	3,986
Tera Light Ltd.(1)	1,388	2,245
Victory Supermarket Chain Ltd.	265	3,188
YH Dimri Construction & Development Ltd.	1,161	105,446
ZIM Integrated Shipping Services Ltd.	58,921	1,076,487
		9,224,923
Italy — 2.6%
Aeffe SpA(1)	1,917	1,479
Aquafil SpA(1)(2)	8,245	21,388
Banca IFIS SpA	12,793	301,253
Banca Popolare di Sondrio SpA	205,776	1,595,104
Banca Sistema SpA	12,370	20,619
BFF Bank SpA	37,925	411,551
Credito Emiliano SpA	19,927	227,942
d'Amico International Shipping SA	78,261	548,463
Danieli & C Officine Meccaniche SpA(2)	445	16,430
Danieli & C Officine Meccaniche SpA, Preference Shares	273	7,646
Digital Bros SpA(1)(2)	3,854	43,710
Emak SpA	6,148	6,860
Ferretti SpA	38,668	122,599
Fila SpA	7,587	77,376
Fincantieri SpA(1)	58,816	329,747
Gefran SpA	300	2,890
Geox SpA(1)(2)	34,516	23,068
Iveco Group NV	137,114	1,452,151
Maire SpA	29,620	257,579
MFE-MediaForEurope NV, Class A	104,838	344,246
MFE-MediaForEurope NV, Class B(2)	48,147	212,339
Newlat Food SpA(1)	1,613	22,212
Orsero SpA	1,264	18,049
OVS SpA	149,027	463,489
Saipem SpA(1)	918,235	2,067,747
Sesa SpA(2)	1,768	190,201
Sogefi SpA(2)	13,640	32,584
127

Avantis International Small Cap Value Fund
	Shares	Value
TREVI - Finanziaria Industriale SpA(1)(2)	46,222	$14,840
Webuild SpA(2)	300,423	831,759
		9,665,321
Japan — 30.9%
77 Bank Ltd.	21,300	614,655
Adastria Co. Ltd.(2)	7,800	193,004
ADEKA Corp.	400	8,348
AEON Financial Service Co. Ltd.(2)	58,700	537,433
AFC-HD AMS Life Science Co. Ltd.	1,300	7,431
Ahresty Corp.	9,900	44,740
Aichi Steel Corp.	5,400	121,915
Air Water, Inc.	2,100	29,336
Airport Facilities Co. Ltd.	400	1,600
Aisan Industry Co. Ltd.	23,000	233,891
Akebono Brake Industry Co. Ltd.(1)	44,000	43,375
Alconix Corp.	3,200	30,920
Alinco, Inc.	200	1,390
Alpen Co. Ltd.(2)	1,400	20,737
Alps Alpine Co. Ltd.	103,700	1,113,630
Amuse, Inc.	400	4,119
AOKI Holdings, Inc.	18,200	157,853
Aoyama Trading Co. Ltd.	19,100	188,947
Arakawa Chemical Industries Ltd.	1,500	12,883
Arata Corp.	17,100	416,221
ARCLANDS Corp.	18,600	221,963
Arcs Co. Ltd.(2)	13,100	228,758
ARE Holdings, Inc.	14,300	181,534
Artience Co. Ltd.	22,300	574,299
Asahi Co. Ltd.	1,900	20,475
Asahi Kogyosha Co. Ltd.	2,400	22,936
Asahi Yukizai Corp.	5,500	159,048
Asanuma Corp.	1,000	4,805
Asia Pile Holdings Corp.	8,700	52,066
Autobacs Seven Co. Ltd.	200	2,056
Avex, Inc.	6,800	67,188
Awa Bank Ltd.	7,900	141,174
Axial Retailing, Inc.	28,400	185,296
Bando Chemical Industries Ltd.	9,900	125,660
Bank of Nagoya Ltd.	2,000	97,297
Bank of Saga Ltd.	900	14,275
Bank of the Ryukyus Ltd.	12,300	91,661
Beenos, Inc.(2)	8,500	163,109
Belc Co. Ltd.	2,200	94,600
Belluna Co. Ltd.	1,700	8,686
B-Lot Co. Ltd.	6,300	43,443
BML, Inc.	700	13,209
Bunka Shutter Co. Ltd.	20,500	256,524
Carlit Co. Ltd.	6,200	48,806
Cawachi Ltd.	3,900	72,141
Central Glass Co. Ltd.	5,400	133,734
Chiba Kogyo Bank Ltd.	19,900	142,739
Chori Co. Ltd.(2)	1,800	44,300
Chubu Shiryo Co. Ltd.	1,600	16,975
Chubu Steel Plate Co. Ltd.	6,500	110,723
128

Avantis International Small Cap Value Fund
	Shares	Value
Chuetsu Pulp & Paper Co. Ltd.	2,700	$25,501
Chugoku Marine Paints Ltd.	3,500	48,852
CMK Corp.	7,200	22,800
Coca-Cola Bottlers Japan Holdings, Inc.	19,800	280,384
Cosmo Energy Holdings Co. Ltd.	30,100	1,674,972
Credit Saison Co. Ltd.	56,300	1,250,959
CTI Engineering Co. Ltd.	3,000	97,365
Daicel Corp.	51,900	466,470
Daido Metal Co. Ltd.	8,100	29,319
Daido Steel Co. Ltd.	68,000	676,035
Daihatsu Diesel Manufacturing Co. Ltd.	6,100	62,554
Daiho Corp.	400	9,534
Daiichi Jitsugyo Co. Ltd.	2,100	34,803
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	200	1,165
Daiki Aluminium Industry Co. Ltd.	1,100	8,517
Daikoku Denki Co. Ltd.(2)	3,200	81,466
Daikokutenbussan Co. Ltd.	1,700	134,480
Daikyonishikawa Corp.	12,000	57,406
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	3,000	64,756
Daio Paper Corp.	1,900	11,261
Daishi Hokuetsu Financial Group, Inc.	12,000	437,576
Daishinku Corp.	1,500	6,924
Daito Pharmaceutical Co. Ltd.(2)	4,000	65,198
Daitron Co. Ltd.	100	1,926
Daiwabo Holdings Co. Ltd.	3,700	70,408
Dear Life Co. Ltd.	3,800	25,768
Denka Co. Ltd.	12,000	186,567
Densan System Holdings Co. Ltd.	400	7,514
DIC Corp.	55,400	1,192,307
DKS Co. Ltd.	1,700	38,108
Dowa Holdings Co. Ltd.	34,100	1,185,680
Dream Incubator, Inc.	600	9,593
Eagle Industry Co. Ltd.	7,100	99,942
Eco's Co. Ltd.	100	1,414
Ehime Bank Ltd.	8,800	68,644
EJ Holdings, Inc.	1,100	13,597
Electric Power Development Co. Ltd.	58,800	998,865
Endo Lighting Corp.	2,800	25,750
ERI Holdings Co. Ltd.	400	5,679
Exedy Corp.	29,800	638,570
FCC Co. Ltd.	23,600	378,590
Feed One Co. Ltd.	5,800	34,668
Ferrotec Holdings Corp.(2)	21,500	363,064
FIDEA Holdings Co. Ltd.(2)	3,420	35,713
Financial Partners Group Co. Ltd.	10,600	171,650
First Bank of Toyama Ltd.	19,400	162,864
FJ Next Holdings Co. Ltd.	3,500	29,492
Foster Electric Co. Ltd.	12,100	137,502
France Bed Holdings Co. Ltd.	3,100	25,652
Fuji Co. Ltd.	8,600	115,419
Fuji Corp. Ltd.	3,300	16,578
Fuji Oil Co. Ltd.	14,400	40,358
Fuji Seal International, Inc.	24,000	370,782
Fujibo Holdings, Inc.(2)	2,800	86,783
129

Avantis International Small Cap Value Fund
	Shares	Value
Fujikura Composites, Inc.	2,100	$17,981
Fujikura Ltd.	74,400	2,170,719
Fujimori Kogyo Co. Ltd.	6,500	194,558
FuKoKu Co. Ltd.	2,900	37,989
Fukuyama Transporting Co. Ltd.	8,200	209,393
Furukawa Battery Co. Ltd.	500	4,753
Furukawa Co. Ltd.	12,200	135,522
Furukawa Electric Co. Ltd.	34,500	860,312
Fuso Chemical Co. Ltd.	100	2,724
Futaba Industrial Co. Ltd.	40,800	205,040
Fuyo General Lease Co. Ltd.	9,800	767,568
Gakken Holdings Co. Ltd.	2,000	13,952
Gamecard-Joyco Holdings, Inc.	1,700	26,277
Gecoss Corp.	400	2,641
Genky DrugStores Co. Ltd.	3,400	88,273
GLOBERIDE, Inc.	3,300	43,396
Glory Ltd.	23,800	429,041
Godo Steel Ltd.	5,700	180,365
GS Yuasa Corp.	52,400	995,269
G-Tekt Corp.	11,200	129,541
Gunma Bank Ltd.	156,900	1,051,092
Gunze Ltd.	2,500	95,577
H2O Retailing Corp.	52,800	779,671
Hagiwara Electric Holdings Co. Ltd.	4,000	98,498
Hakudo Co. Ltd.	1,200	21,680
Hakuto Co. Ltd.(2)	1,200	41,174
Halows Co. Ltd.	2,200	64,709
Hamakyorex Co. Ltd.	7,500	252,491
Hanwa Co. Ltd.	26,100	915,284
Happinet Corp.	9,700	255,181
Hazama Ando Corp.	19,000	150,966
Heiwado Co. Ltd.	14,100	234,312
HI-LEX Corp.	5,600	55,269
Hino Motors Ltd.(1)	128,100	388,702
Hirano Tecseed Co. Ltd.	800	8,915
HIS Co. Ltd.(1)(2)	17,700	231,102
Hitachi Zosen Corp.	102,600	683,581
Hodogaya Chemical Co. Ltd.	2,100	74,364
Hokko Chemical Industry Co. Ltd.	4,100	40,645
Hokkoku Financial Holdings, Inc.	2,400	81,463
Hokuetsu Corp.(2)	18,500	195,237
Hokuetsu Industries Co. Ltd.	2,000	27,204
Hokuhoku Financial Group, Inc.	21,800	262,112
Hokuto Corp.	2,000	25,745
H-One Co. Ltd.	2,700	18,480
Honeys Holdings Co. Ltd.(2)	7,200	78,856
Hoosiers Holdings Co. Ltd.	2,300	16,770
Hosiden Corp.	4,700	67,862
Hosokawa Micron Corp.	1,600	48,093
HS Holdings Co. Ltd.	7,500	50,218
Hyakugo Bank Ltd.	59,400	240,623
Hyakujushi Bank Ltd.	4,300	80,037
Ichikoh Industries Ltd.	4,500	13,903
Ichinen Holdings Co. Ltd.	6,900	85,954
130

Avantis International Small Cap Value Fund
	Shares	Value
IDOM, Inc.	41,500	$328,276
Iino Kaiun Kaisha Ltd.	39,400	350,036
Inabata & Co. Ltd.	26,100	606,269
I-Net Corp.	1,500	16,974
INFRONEER Holdings, Inc.	46,700	392,177
Innotech Corp.	1,800	19,247
Integrated Design & Engineering Holdings Co. Ltd.	7,200	199,038
Internet Initiative Japan, Inc.	900	18,347
Inui Global Logistics Co. Ltd.	1,000	7,905
I-PEX, Inc.	2,800	33,806
I'rom Group Co. Ltd.	200	3,803
Ise Chemicals Corp.(2)	1,100	151,180
Itochu Enex Co. Ltd.	9,400	103,405
Itochu-Shokuhin Co. Ltd.	2,700	135,788
Itoham Yonekyu Holdings, Inc.	1,200	32,628
Itoki Corp.	2,200	21,789
IwaiCosmo Holdings, Inc.	6,000	87,429
Iyogin Holdings, Inc.	8,400	78,369
Izumi Co. Ltd.(2)	14,700	328,870
J Front Retailing Co. Ltd.(2)	99,500	984,917
J Trust Co. Ltd.	15,700	49,599
Jaccs Co. Ltd.	12,000	328,524
JAFCO Group Co. Ltd.	800	11,091
Japan Aviation Electronics Industry Ltd.	10,500	188,350
Japan Lifeline Co. Ltd.	7,400	57,103
Japan Petroleum Exploration Co. Ltd.	19,300	773,229
Japan Pulp & Paper Co. Ltd.	2,200	96,548
Japan Transcity Corp.	2,000	12,111
Japan Wool Textile Co. Ltd.	1,300	12,034
JDC Corp.	2,900	9,663
JGC Holdings Corp.	60,600	555,108
JM Holdings Co. Ltd.	2,900	59,786
J-Oil Mills, Inc.	9,600	129,037
Joshin Denki Co. Ltd.	8,200	157,416
JSB Co. Ltd.	3,400	72,223
JSP Corp.	5,600	78,586
JTEKT Corp.	109,600	851,460
Juroku Financial Group, Inc.	11,000	323,387
JVCKenwood Corp.	105,900	961,364
Kaga Electronics Co. Ltd.	500	18,735
Kamei Corp.	6,600	95,784
Kanamoto Co. Ltd.	18,100	360,654
Kandenko Co. Ltd.	3,000	44,594
Kaneka Corp.	27,100	703,394
Kanematsu Corp.	45,200	782,769
Kanto Denka Kogyo Co. Ltd.	21,200	143,509
Kato Sangyo Co. Ltd.	12,800	371,649
Kato Works Co. Ltd.	2,300	20,439
Kawada Technologies, Inc.	9,200	171,766
Kawai Musical Instruments Manufacturing Co. Ltd.	600	11,355
Kawasaki Heavy Industries Ltd.	3,300	117,883
Keihanshin Building Co. Ltd.	200	2,246
Keiyo Bank Ltd.	19,400	104,783
KH Neochem Co. Ltd.	16,000	227,842
131

Avantis International Small Cap Value Fund
	Shares	Value
Kitz Corp.	11,500	$81,663
Kiyo Bank Ltd.	4,000	51,497
Koei Chemical Co. Ltd.	200	3,098
Kohnan Shoji Co. Ltd.	2,400	64,111
Kojima Co. Ltd.	14,400	99,043
Komeri Co. Ltd.(2)	8,500	217,310
Konica Minolta, Inc.	200,500	602,319
Konishi Co. Ltd.	5,300	46,605
Konoike Transport Co. Ltd.	12,600	212,803
KPP Group Holdings Co. Ltd.	25,500	122,563
Krosaki Harima Corp.	8,000	120,690
K's Holdings Corp.	72,400	780,041
Kumagai Gumi Co. Ltd.	16,800	412,814
Kurabo Industries Ltd.	7,400	250,628
Kuraray Co. Ltd.	104,500	1,375,571
Kureha Corp.	5,900	112,730
Kurimoto Ltd.	4,500	135,890
KYB Corp.	11,700	378,665
Kyoei Steel Ltd.	11,000	133,770
Kyokuto Securities Co. Ltd.	3,400	36,660
Kyokuyo Co. Ltd.	200	5,472
Kyudenko Corp.	11,000	495,734
Kyushu Financial Group, Inc.	31,800	165,676
Kyushu Leasing Service Co. Ltd.	1,800	13,747
Lacto Japan Co. Ltd.	1,600	34,204
Life Corp.	12,100	291,887
Lintec Corp.	7,600	176,620
Look Holdings, Inc.	1,600	29,735
Macnica Holdings, Inc.	21,900	894,399
Mamiya-Op Co. Ltd.	400	3,735
Marubun Corp.	700	5,337
Maruha Nichiro Corp.	26,800	560,694
Maruzen Showa Unyu Co. Ltd.	4,700	162,225
Matsuda Sangyo Co. Ltd.	7,200	158,870
Maxell Ltd.	13,100	163,907
MCJ Co. Ltd.	21,600	226,421
Mebuki Financial Group, Inc.	252,400	993,868
Megachips Corp.	200	6,789
Megmilk Snow Brand Co. Ltd.	24,000	435,059
Meidensha Corp.	500	11,880
Meiji Shipping Group Co. Ltd.	4,400	22,018
Meiko Electronics Co. Ltd.	11,000	468,205
Meisei Industrial Co. Ltd.	11,500	100,461
Meiwa Corp.	5,100	23,842
MIMAKI ENGINEERING Co. Ltd.	10,900	132,494
Mimasu Semiconductor Industry Co. Ltd.	4,300	108,759
Ministop Co. Ltd.	800	8,970
Miraial Co. Ltd.	1,700	15,367
Mitsuba Corp.	24,600	177,888
Mitsubishi Kakoki Kaisha Ltd.	3,500	85,895
Mitsubishi Logisnext Co. Ltd.	16,400	155,579
Mitsubishi Materials Corp.	58,400	1,038,955
Mitsubishi Paper Mills Ltd.	11,100	44,570
Mitsubishi Research Institute, Inc.	2,000	58,391
132

Avantis International Small Cap Value Fund
	Shares	Value
Mitsubishi Shokuhin Co. Ltd.	8,000	$290,266
Mitsui Matsushima Holdings Co. Ltd.(2)	7,700	249,934
Mitsui Mining & Smelting Co. Ltd.	40,900	1,323,345
Mitsui-Soko Holdings Co. Ltd.	10,100	390,200
Miyaji Engineering Group, Inc.	5,700	174,652
Miyazaki Bank Ltd.	3,700	73,792
Mizuho Leasing Co. Ltd.	75,700	526,880
Mizuho Medy Co. Ltd.	2,800	30,769
Modec, Inc.	25,200	542,360
Morinaga Milk Industry Co. Ltd.	40,400	932,457
Moriroku Holdings Co. Ltd.	5,300	88,045
Morita Holdings Corp.	400	5,116
Mugen Estate Co. Ltd.	6,700	68,893
Musashi Seimitsu Industry Co. Ltd.	33,200	474,628
Musashino Bank Ltd.	10,200	204,631
Nachi-Fujikoshi Corp.	3,800	80,202
Nafco Co. Ltd.	1,100	20,040
Nagano Keiki Co. Ltd.	1,800	34,717
Nagase & Co. Ltd.	50,000	1,098,956
Nakayama Steel Works Ltd.	19,500	112,989
Namura Shipbuilding Co. Ltd.(2)	33,000	381,391
Nanto Bank Ltd.	100	2,230
Nasu Denki Tekko Co. Ltd.	100	8,106
NEC Capital Solutions Ltd.	3,000	80,994
NET One Systems Co. Ltd.	7,800	182,071
NHK Spring Co. Ltd.	20,100	231,636
Nichias Corp.	4,000	156,093
Nichicon Corp.	18,000	121,665
Nichireki Co. Ltd.	2,700	46,824
Nichirin Co. Ltd.	2,700	65,252
Nihon Chouzai Co. Ltd.	1,200	10,437
Nihon Dempa Kogyo Co. Ltd.	8,800	69,767
Nihon Dengi Co. Ltd.	100	3,956
Nihon Flush Co. Ltd.	400	2,536
Nihon House Holdings Co. Ltd.	7,900	18,940
Nihon Tokushu Toryo Co. Ltd.	500	4,248
Nikkiso Co. Ltd.	7,500	53,226
Nikkon Holdings Co. Ltd.	19,900	508,690
Nippn Corp.	21,400	333,798
Nippon Beet Sugar Manufacturing Co. Ltd.	200	3,454
Nippon Carbide Industries Co., Inc.	2,400	29,487
Nippon Chemical Industrial Co. Ltd.	2,800	56,544
Nippon Chemi-Con Corp.(1)	6,900	57,379
Nippon Coke & Engineering Co. Ltd.	124,300	89,823
Nippon Concrete Industries Co. Ltd.	2,500	6,232
Nippon Denko Co. Ltd.	23,800	49,116
Nippon Densetsu Kogyo Co. Ltd.	7,400	93,948
Nippon Light Metal Holdings Co. Ltd.	38,000	430,250
Nippon Paper Industries Co. Ltd.	53,100	337,274
Nippon Seiki Co. Ltd.	1,600	13,776
Nippon Shokubai Co. Ltd.	63,500	733,957
Nippon Television Holdings, Inc.	12,900	211,392
Nippon Yakin Kogyo Co. Ltd.	10,600	329,556
Nipro Corp.	58,600	522,029
133

Avantis International Small Cap Value Fund
	Shares	Value
Nishimoto Co. Ltd.	8,100	$81,399
Nishi-Nippon Financial Holdings, Inc.	49,700	599,151
Nishi-Nippon Railroad Co. Ltd.	19,900	326,310
Nishio Holdings Co. Ltd.	10,600	307,239
Nissan Shatai Co. Ltd.	9,900	65,681
Nisshin Oillio Group Ltd.	15,000	533,072
Nissin Corp.(2)	1,900	55,493
Nissui Corp.	179,300	1,139,789
Niterra Co. Ltd.	11,100	330,630
Nittetsu Mining Co. Ltd.	4,500	138,016
Nojima Corp.	39,300	455,549
NOK Corp.	40,700	670,090
Noritake Co. Ltd.	4,600	125,989
Noritsu Koki Co. Ltd.	9,300	274,947
North Pacific Bank Ltd.	71,300	211,994
NPR-RIKEN Corp.	4,800	81,422
NS United Kaiun Kaisha Ltd.	6,600	220,950
NSK Ltd.	35,100	181,653
NTN Corp.(2)	256,700	486,021
Ogaki Kyoritsu Bank Ltd.	1,200	16,506
Oisix ra daichi, Inc.(1)	14,000	124,385
Oji Holdings Corp.	11,700	46,823
Oki Electric Industry Co. Ltd.	58,000	407,802
Okinawa Cellular Telephone Co.	10,500	299,900
Okinawa Financial Group, Inc.	5,800	98,062
Okura Industrial Co. Ltd.	2,900	52,539
Okuwa Co. Ltd.	2,200	13,919
Olympic Group Corp.	500	1,735
Onoken Co. Ltd.	6,100	65,241
Orient Corp.	22,670	148,477
Oriental Shiraishi Corp.	13,400	34,681
Osaka Steel Co. Ltd.	7,000	156,678
Pacific Industrial Co. Ltd.	28,600	282,340
Pack Corp.	600	15,653
PAL GROUP Holdings Co. Ltd.	10,100	162,858
Pasona Group, Inc.	7,300	114,558
Penta-Ocean Construction Co. Ltd.	83,500	368,100
PILLAR Corp.	8,200	245,727
Press Kogyo Co. Ltd.	53,100	221,785
Prima Meat Packers Ltd.	11,600	183,603
PS Construction Co. Ltd.	12,400	85,951
Raito Kogyo Co. Ltd.	300	4,485
Raiznext Corp.	700	8,231
Rasa Industries Ltd.	2,500	47,844
Raysum Co. Ltd.	4,600	103,654
Renewable Japan Co. Ltd.(1)(2)	2,800	12,108
Rengo Co. Ltd.	134,700	929,544
RENOVA, Inc.(1)(2)	12,300	87,669
Resorttrust, Inc.	29,600	565,934
Restar Corp.	4,200	83,077
Retail Partners Co. Ltd.(2)	2,700	26,683
Ricoh Leasing Co. Ltd.	6,900	242,656
Riken Technos Corp.	15,500	109,657
Roland DG Corp.(1)	400	14,661
134

Avantis International Small Cap Value Fund
	Shares	Value
Round One Corp.	97,400	$594,377
Ryobi Ltd.	12,800	178,363
RYODEN Corp.	3,100	55,201
Sakai Chemical Industry Co. Ltd.	6,000	108,952
Sakata INX Corp.	25,400	295,777
Sakura Internet, Inc.	300	7,153
Sala Corp.	13,400	77,170
San Holdings, Inc.	800	6,531
San ju San Financial Group, Inc.	1,700	21,261
San-Ai Obbli Co. Ltd.	28,900	401,455
Sangetsu Corp.	8,500	169,441
San-In Godo Bank Ltd.	43,100	389,294
Sanix, Inc.(1)	1,600	2,947
Sanki Engineering Co. Ltd.	9,600	153,689
Sanko Gosei Ltd.	1,200	5,012
Sankyo Frontier Co. Ltd.	200	5,805
Sankyo Tateyama, Inc.	9,200	47,104
Sankyu, Inc.	3,100	101,752
Sanoh Industrial Co. Ltd.	16,400	95,210
Sansha Electric Manufacturing Co. Ltd.	2,000	14,164
Sanwa Holdings Corp.	27,100	621,613
Sanyo Chemical Industries Ltd.	3,500	96,701
Sanyo Denki Co. Ltd.	4,000	249,545
Sanyo Special Steel Co. Ltd.	8,500	113,866
Sanyo Trading Co. Ltd.	7,400	77,341
Sato Holdings Corp.	7,900	111,748
Sawai Group Holdings Co. Ltd.	7,400	315,755
SBI Leasing Services Co. Ltd.	1,200	24,459
SBI Sumishin Net Bank Ltd.	22,800	487,820
SBS Holdings, Inc.	600	10,601
Scroll Corp.	5,900	40,215
SEC Carbon Ltd.	2,000	31,387
Seed Co. Ltd.	1,600	5,762
Seika Corp.	3,500	97,287
Seiko Electric Co. Ltd.	4,100	37,979
Seiko Group Corp.	16,800	462,119
Seino Holdings Co. Ltd.	8,800	139,946
Sekisui Kasei Co. Ltd.	2,100	6,099
SEMITEC Corp.	800	10,834
Senko Group Holdings Co. Ltd.(2)	62,600	512,047
Senshu Electric Co. Ltd.	5,700	205,178
Senshu Ikeda Holdings, Inc.	104,100	259,274
Shibaura Electronics Co. Ltd.	1,200	27,152
Shibaura Machine Co. Ltd.	5,800	148,156
Shibaura Mechatronics Corp.	3,600	215,325
Shibusawa Warehouse Co. Ltd.	100	2,003
Shibuya Corp.	5,300	132,844
Shikoku Bank Ltd.	4,200	29,283
Shikoku Kasei Holdings Corp.	11,400	159,537
Shin Nippon Air Technologies Co. Ltd.	5,600	137,928
Shin Nippon Biomedical Laboratories Ltd.	1,000	8,319
Shinagawa Refractories Co. Ltd.	11,100	133,374
Shinmaywa Industries Ltd.	15,600	145,363
Shinnihon Corp.	5,800	65,939
135

Avantis International Small Cap Value Fund
	Shares	Value
Shinsho Corp.	400	$21,403
Shinwa Co. Ltd.(2)	1,000	17,540
Ship Healthcare Holdings, Inc.	1,100	16,553
Showa Sangyo Co. Ltd.	9,700	201,676
Siix Corp.	13,200	103,033
Sinfonia Technology Co. Ltd.	8,800	266,541
SK-Electronics Co. Ltd.(2)	3,000	54,688
SKY Perfect JSAT Holdings, Inc.	94,700	561,013
Soda Nikka Co. Ltd.	4,000	32,323
Soken Chemical & Engineering Co. Ltd.	800	17,502
Starts Corp., Inc.	16,100	371,915
St-Care Holding Corp.	1,900	10,172
Stella Chemifa Corp.	2,300	63,789
Studio Alice Co. Ltd.	700	9,670
Subaru Enterprise Co. Ltd.	500	10,045
Sumida Corp.	14,100	91,899
Sumiseki Holdings, Inc.(2)	17,400	116,013
Sumitomo Densetsu Co. Ltd.	6,300	155,027
Sumitomo Osaka Cement Co. Ltd.	22,200	590,545
Sumitomo Riko Co. Ltd.	27,600	296,426
Sumitomo Seika Chemicals Co. Ltd.(2)	2,500	90,404
Sumitomo Warehouse Co. Ltd.	600	10,826
Sun Corp.(2)	800	34,916
Sun Frontier Fudousan Co. Ltd.	7,900	99,773
Sun-Wa Technos Corp.	1,300	18,635
Suruga Bank Ltd.(2)	33,100	268,635
Suzuken Co. Ltd.	14,500	513,872
SWCC Corp.	17,300	643,467
T RAD Co. Ltd.	1,600	41,906
Tachibana Eletech Co. Ltd.	200	3,747
Tachikawa Corp.	400	3,515
Tachi-S Co. Ltd.	18,000	243,642
Taiheiyo Cement Corp.	53,300	1,216,123
Taiho Kogyo Co. Ltd.	1,500	6,686
Taikisha Ltd.	11,800	399,598
Taisei Oncho Co. Ltd.	1,000	30,302
Taiyo Holdings Co. Ltd.	1,300	33,140
Takamatsu Construction Group Co. Ltd.	400	8,206
Takamiya Co. Ltd.	1,000	3,168
Takaoka Toko Co. Ltd.	1,900	24,381
Takara Standard Co. Ltd.	300	3,284
Takasago International Corp.	1,900	62,276
Takasago Thermal Engineering Co. Ltd.	12,600	458,728
Takashima & Co. Ltd.	2,700	25,251
Takashimaya Co. Ltd.(2)	147,400	1,134,542
Take & Give Needs Co. Ltd.	2,600	14,975
Tamron Co. Ltd.	8,000	257,825
Tamura Corp.(2)	15,500	68,538
Tanseisha Co. Ltd.	6,800	43,606
Teijin Ltd.	61,300	574,278
Tekken Corp.	3,400	56,427
Tenma Corp.	600	11,042
Tera Probe, Inc.	2,300	67,145
Tess Holdings Co. Ltd.	3,100	6,339
136

Avantis International Small Cap Value Fund
	Shares	Value
T-Gaia Corp.(2)	1,100	$27,702
Tigers Polymer Corp.	900	5,070
Toa Corp.	37,900	244,267
TOA ROAD Corp.	4,400	41,363
Toagosei Co. Ltd.	17,600	191,512
Tobishima Corp.	1,900	18,688
Toenec Corp.	100	3,348
Toho Co. Ltd.	2,800	56,968
Toho Holdings Co. Ltd.	31,600	1,042,793
Tokai Carbon Co. Ltd.(2)	119,000	729,277
TOKAI Holdings Corp.	38,100	258,742
Tokai Rika Co. Ltd.	32,000	437,601
Tokuyama Corp.	41,600	803,999
Tokyo Kiraboshi Financial Group, Inc.	13,700	432,528
Tokyo Steel Manufacturing Co. Ltd.	25,500	349,838
Tokyo Tekko Co. Ltd.	4,800	178,523
Tokyotokeiba Co. Ltd.	8,100	229,651
Toli Corp.	1,800	4,700
Tomen Devices Corp.	1,100	46,572
Tomoku Co. Ltd.	300	5,208
TOMONY Holdings, Inc.	47,200	130,005
Tomy Co. Ltd.	1,400	33,386
Tonami Holdings Co. Ltd.	300	13,079
Topre Corp.	27,400	363,333
Topy Industries Ltd.	8,900	126,756
Torishima Pump Manufacturing Co. Ltd.	10,400	201,109
Toshiba TEC Corp.	1,400	33,643
Totech Corp.	10,000	171,109
Totetsu Kogyo Co. Ltd.	1,700	39,615
Toyo Engineering Corp.	19,200	96,650
Toyo Seikan Group Holdings Ltd.	28,100	447,742
Toyo Tire Corp.	57,500	850,697
Toyobo Co. Ltd.	52,400	359,379
Toyoda Gosei Co. Ltd.	39,400	712,012
Toyota Boshoku Corp.	21,800	291,153
TPR Co. Ltd.	11,800	189,776
Traders Holdings Co. Ltd.	4,600	27,678
Transcosmos, Inc.	900	21,975
TRE Holdings Corp.	23,724	277,825
Trusco Nakayama Corp.	20,700	338,101
TS Tech Co. Ltd.	46,600	595,869
Tsubakimoto Chain Co.	15,500	648,678
Tsuburaya Fields Holdings, Inc.(2)	13,200	196,535
Tsugami Corp.	21,100	223,236
Tsukuba Bank Ltd.	18,800	34,452
Tsuzuki Denki Co. Ltd.	300	4,857
TV Asahi Holdings Corp.	5,400	74,012
Tv Tokyo Holdings Corp.	1,600	42,349
UACJ Corp.	23,500	810,797
Uchida Yoko Co. Ltd.	3,900	200,317
UEX Ltd.	3,400	22,729
Unipres Corp.	23,400	195,531
United Arrows Ltd.	14,000	209,678
UNITED, Inc.	800	4,603
137

Avantis International Small Cap Value Fund
	Shares	Value
Unitika Ltd.(1)	59,900	$140,064
Valor Holdings Co. Ltd.	23,800	368,880
Vertex Corp.	3,000	45,574
Vital KSK Holdings, Inc.	9,200	79,006
VT Holdings Co. Ltd.	20,200	69,453
Wacom Co. Ltd.	32,500	156,290
Wakita & Co. Ltd.	11,100	123,866
Wellnet Corp.	5,000	30,319
Willplus Holdings Corp.	900	7,610
Xebio Holdings Co. Ltd.	200	1,757
Yahagi Construction Co. Ltd.	2,600	29,812
YAMABIKO Corp.	18,500	296,052
Yamada Holdings Co. Ltd.	3,100	9,619
Yamae Group Holdings Co. Ltd.	6,600	90,236
Yamaichi Electronics Co. Ltd.	6,300	120,771
Yamax Corp.	2,200	20,036
Yellow Hat Ltd.	3,900	68,273
Yokogawa Bridge Holdings Corp.	13,400	246,158
Yokohama Rubber Co. Ltd.	16,200	370,766
Yokorei Co. Ltd.	14,000	98,420
Yondenko Corp.	800	21,137
Yorozu Corp.	1,600	12,507
Yuasa Trading Co. Ltd.	9,100	322,742
Yurtec Corp.	11,800	117,195
Yushiro Chemical Industry Co. Ltd.	1,500	17,825
		113,720,816
Netherlands — 1.2%
Acomo NV(2)	1,185	23,067
AMG Critical Materials NV(2)	6,466	106,853
ASR Nederland NV(2)	24,187	1,185,357
Constellium SE(1)	18,474	309,809
Corbion NV	5,473	138,617
ForFarmers NV	2,391	8,098
Fugro NV	29,380	734,473
Kendrion NV(2)	2,765	39,853
Koninklijke Vopak NV	10,988	505,111
Nedap NV	63	4,112
OCI NV	22,578	716,522
SBM Offshore NV	33,424	632,008
SIF Holding NV(1)	1,046	13,361
Sligro Food Group NV	2,450	35,284
Van Lanschot Kempen NV	702	32,350
		4,484,875
New Zealand — 0.6%
Air New Zealand Ltd.	2,210,056	752,970
Channel Infrastructure NZ Ltd.	5,917	6,259
Fletcher Building Ltd.(2)	261,220	502,573
KMD Brands Ltd.	13,702	4,882
Oceania Healthcare Ltd.(1)	371,672	188,433
PGG Wrightson Ltd.	3,178	4,014
SKY Network Television Ltd.	10,714	18,185
SKYCITY Entertainment Group Ltd.(2)	595,977	555,137
Warehouse Group Ltd.	4,116	2,942
		2,035,395
138

Avantis International Small Cap Value Fund
	Shares	Value
Norway — 2.2%
ABG Sundal Collier Holding ASA	52,525	$32,305
Aker Solutions ASA	62,970	264,072
AMSC ASA	5,422	14,955
Avance Gas Holding Ltd.	8,412	99,214
Belships ASA	3,254	6,070
Bluenord ASA(1)	6,751	304,957
BW LPG Ltd.	43,882	686,918
BW Offshore Ltd.	28,192	76,736
Cool Co. Ltd.	11,112	135,580
DNO ASA	314,254	352,952
DOF Group ASA(1)	17,990	167,224
Grieg Seafood ASA	5,765	27,428
Hafnia Ltd.	51,317	415,184
Hoegh Autoliners ASA	79,512	886,342
Kid ASA	6,221	89,650
Klaveness Combination Carriers ASA	508	4,457
Kongsberg Automotive ASA(1)	5,303	698
MPC Container Ships ASA	213,273	446,126
Norske Skog ASA	38,365	138,497
Norwegian Air Shuttle ASA	495,956	515,857
Odfjell Drilling Ltd.	28,859	144,924
Odfjell SE, Class A	5,807	81,819
Odfjell Technology Ltd.	6,441	33,427
OKEA ASA	3,401	7,055
Panoro Energy ASA	27,938	77,341
Rana Gruber ASA	6,299	40,979
Scatec ASA(1)	27,984	212,980
SpareBank 1 Nord Norge	43,708	447,185
SpareBank 1 SMN	32,306	478,358
SpareBank 1 Sorost-Norge	1,293	8,475
Sparebanken More	1,335	10,669
Sparebanken Vest	1,609	20,055
Stolt-Nielsen Ltd.	10,056	400,214
TGS ASA	86,424	990,525
Wallenius Wilhelmsen ASA	36,719	379,019
		7,998,247
Portugal — 0.3%
CTT-Correios de Portugal SA	98,032	485,281
Greenvolt-Energias Renovaveis SA(1)	122	1,119
Ibersol SGPS SA	9	72
Mota-Engil SGPS SA(2)	93,868	320,308
Semapa-Sociedade de Investimento e Gestao	12,078	192,576
Sonae SGPS SA	46,062	48,294
		1,047,650
Singapore — 1.8%
Best World International Ltd.(1)	69,700	136,253
BRC Asia Ltd.	5,500	9,569
Bumitama Agri Ltd.	185,600	103,068
Centurion Corp. Ltd.	10,500	5,843
China Sunsine Chemical Holdings Ltd.	27,500	8,323
CSE Global Ltd.	296,292	109,214
Dyna-Mac Holdings Ltd.	108,100	43,683
First Resources Ltd.	700,100	794,549
139

Avantis International Small Cap Value Fund
	Shares	Value
Food Empire Holdings Ltd.	18,700	$13,822
Frencken Group Ltd.(2)	10,000	9,882
Geo Energy Resources Ltd.	837,800	167,180
Golden Agri-Resources Ltd.	3,815,900	774,590
Hong Fok Corp. Ltd.	54,400	32,544
Hong Leong Asia Ltd.	41,900	25,838
Hour Glass Ltd.	33,400	39,130
Hutchison Port Holdings Trust, U Shares	2,740,600	353,630
InnoTek Ltd.	9,200	3,522
ISDN Holdings Ltd.(2)	42,600	8,820
Japfa Ltd.(1)	27,900	7,498
OUE Ltd.	15,900	12,671
Rex International Holding Ltd.(1)(2)	1,287,000	98,966
RH PetroGas Ltd.(1)	344,000	40,691
Riverstone Holdings Ltd.	22,600	15,511
Samudera Shipping Line Ltd.	662,200	403,475
Sing Holdings Ltd.	11,800	3,028
Singapore Post Ltd.	10,800	3,561
Tuan Sing Holdings Ltd.	421,959	74,490
Yangzijiang Financial Holding Ltd.	2,474,600	663,690
Yangzijiang Shipbuilding Holdings Ltd.	1,194,500	2,284,164
Yanlord Land Group Ltd.(1)(2)	254,600	81,072
Yoma Strategic Holdings Ltd.(1)	1,083,800	84,932
		6,413,209
Spain — 1.7%
Acerinox SA(2)	98,133	1,031,452
Amper SA(1)(2)	49,658	5,432
Atresmedia Corp. de Medios de Comunicacion SA	28,212	142,828
Audax Renovables SA(1)	10,126	21,290
Bankinter SA	194,540	1,717,991
Construcciones y Auxiliar de Ferrocarriles SA	3,341	127,764
Deoleo SA(1)(2)	10,719	2,659
Ercros SA	14,395	59,968
Gestamp Automocion SA	62,142	181,557
Grupo Catalana Occidente SA	5,047	222,895
Laboratorios Farmaceuticos Rovi SA	4,504	396,933
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	5,557	6,775
Melia Hotels International SA	9,648	69,575
Miquel y Costas & Miquel SA	1,905	26,398
Neinor Homes SA(1)	2,909	42,757
Obrascon Huarte Lain SA(1)(2)	96,366	34,186
Prosegur Cia de Seguridad SA(2)	31,281	61,278
Sacyr SA	250,563	899,797
Soltec Power Holdings SA(1)(2)	5,373	12,014
Tecnicas Reunidas SA(1)	12,553	158,106
Tubacex SA(2)	9,102	29,470
Unicaja Banco SA	319,404	431,081
Vidrala SA	1,375	150,177
Viscofan SA	7,076	477,815
		6,310,198
Sweden — 5.4%
AcadeMedia AB	59,543	382,039
Alleima AB	141,154	1,058,119
Alligo AB, Class B	8,097	110,020
140

Avantis International Small Cap Value Fund
	Shares	Value
Annehem Fastigheter AB, B Shares(1)	682	$1,291
AQ Group AB	2,925	36,839
Arise AB	3,286	14,789
Arjo AB, B Shares	17,212	70,294
Atrium Ljungberg AB, B Shares	592	13,544
Avanza Bank Holding AB(2)	11,533	272,710
Beijer Alma AB	925	18,661
Better Collective AS(1)(2)	1,154	26,334
BICO Group AB(1)	291	1,259
Bilia AB, A Shares	41,830	543,626
Billerud Aktiebolag	118,109	1,240,863
Bonava AB, B Shares(1)(2)	60,273	49,304
Bufab AB	14,571	618,398
Bulten AB	1,926	14,204
Bure Equity AB	27,190	1,106,088
Byggmax Group AB	14,631	58,637
Cibus Nordic Real Estate AB publ(2)	30,827	498,023
Cint Group AB(1)(2)	95,858	103,283
Clas Ohlson AB, B Shares	31,976	544,343
Cloetta AB, B Shares	10,792	24,294
Corem Property Group AB, B Shares(2)	306,557	295,205
Dios Fastigheter AB	43,922	372,977
Dynavox Group AB(1)	28,285	151,040
Elanders AB, B Shares	400	3,736
Electrolux AB, B Shares(1)(2)	73,793	710,303
Electrolux Professional AB, B Shares	2,474	17,036
Fastighetsbolaget Emilshus AB, Class B(1)	1,161	5,008
G5 Entertainment AB	3,291	30,952
Granges AB	79,010	979,143
Hexatronic Group AB(1)(2)	74,057	438,369
Hoist Finance AB(1)	27,835	211,792
Hufvudstaden AB, A Shares	437	5,838
Inwido AB	1,299	22,676
JM AB(2)	23,537	459,555
Loomis AB	43,594	1,483,719
Maha Energy AB(1)(2)	15,860	12,251
MEKO AB	11,550	148,872
Mycronic AB	5,912	217,346
NCC AB, B Shares	58,510	907,271
Neobo Fastigheter AB(1)(2)	19,716	46,222
Net Insight AB, B Shares(1)	16,083	10,645
New Wave Group AB, B Shares(2)	31,235	345,116
Nobia AB(1)	21,831	12,913
Nordic Paper Holding AB	27,161	141,545
Norion Bank AB(1)	18,091	72,996
Note AB(1)(2)	9,261	121,663
NP3 Fastigheter AB	9,293	243,103
Nyfosa AB	83,483	924,092
Pandox AB	46,098	884,282
Paradox Interactive AB	18,462	260,394
Peab AB, Class B	135,931	1,038,966
Platzer Fastigheter Holding AB, B Shares	10,720	106,910
RaySearch Laboratories AB	9,423	144,696
Resurs Holding AB(2)	48,139	105,944
141

Avantis International Small Cap Value Fund
	Shares	Value
Rusta AB(1)	6,226	$46,306
Samhallsbyggnadsbolaget i Norden AB	141,320	95,560
Samhallsbyggnadsbolaget i Norden AB, D Shares(2)	43,927	43,039
Scandi Standard AB	23,842	199,746
SkiStar AB	35,477	563,543
Solid Forsakring AB	4,180	34,411
Stendorren Fastigheter AB(1)	511	9,053
Tethys Oil AB	15,095	46,031
TF Bank AB(1)	180	4,403
Troax Group AB	8,290	179,051
Truecaller AB, B Shares(2)	64,853	225,408
Viaplay Group AB, B Shares(1)(2)	736,696	60,194
Wihlborgs Fastigheter AB	47,361	496,931
Yubico AB(1)	1,669	45,670
		19,788,884
Switzerland — 4.0%
ALSO Holding AG	2,360	708,657
Arbonia AG(1)	25,598	395,201
Ascom Holding AG	110	726
Autoneum Holding AG	3,138	456,333
Bell Food Group AG	1,040	318,451
Bellevue Group AG(2)	642	12,440
Bossard Holding AG, Class A	3,078	789,584
Bucher Industries AG	1,528	643,353
Burckhardt Compression Holding AG	911	647,131
Burkhalter Holding AG	26	2,767
Cembra Money Bank AG	9,307	860,155
Clariant AG(1)	51,505	810,142
Coltene Holding AG(1)	353	20,764
Daetwyler Holding AG, Bearer Shares	490	105,006
DKSH Holding AG	12,058	965,387
EFG International AG(1)	45,915	651,693
Feintool International Holding AG	531	9,925
Forbo Holding AG	449	465,257
Gurit Holding AG, Bearer Shares	8	318
Huber & Suhner AG	794	80,660
Implenia AG	3,715	137,666
Interroll Holding AG	100	297,459
Kardex Holding AG	231	74,793
Komax Holding AG(2)	759	118,292
Leonteq AG(2)	1,417	45,812
Liechtensteinische Landesbank AG	921	79,302
Mobimo Holding AG	572	181,267
Montana Aerospace AG(1)	5,536	125,838
Orior AG(2)	2,236	139,856
Phoenix Mecano AG	17	8,620
Rieter Holding AG	435	51,899
Sensirion Holding AG(1)	128	10,090
Siegfried Holding AG(1)	318	419,601
St. Galler Kantonalbank AG	413	203,238
Stadler Rail AG(2)	29,209	964,233
Swissquote Group Holding SA	7,213	2,588,110
TX Group AG	163	28,079
u-blox Holding AG(1)	2,160	203,522
142

Avantis International Small Cap Value Fund
	Shares	Value
Valiant Holding AG	7,295	$847,305
Vontobel Holding AG	1,235	81,204
V-ZUG Holding AG(1)(2)	209	13,216
Zehnder Group AG	3,687	234,687
		14,798,039
United Kingdom — 13.9%
Alpha Group International PLC	3,929	133,473
Anglo Asian Mining PLC(1)	5,959	6,257
Ascential PLC(2)	102,498	769,233
ASOS PLC(1)(2)	13,022	61,872
Atalaya Mining PLC	19,611	99,518
Bank of Georgia Group PLC	24,256	1,451,157
Barratt Developments PLC	88,924	595,026
Bellway PLC	14,790	591,451
boohoo Group PLC(1)(2)	294,024	107,957
Capricorn Energy PLC	4,539	13,445
Centamin PLC	877,123	1,432,035
Central Asia Metals PLC	109,448	271,958
Close Brothers Group PLC	86,655	620,552
CMC Markets PLC	41,032	169,488
Coats Group PLC	893,794	1,159,368
Computacenter PLC	22,422	803,648
DFS Furniture PLC	45,978	75,667
Diversified Energy Co. PLC(2)	16,809	201,007
Drax Group PLC	279,380	2,342,575
Dunelm Group PLC	16,450	269,976
easyJet PLC	125,327	785,148
Ecora Resources PLC	39,689	31,553
Endeavour Mining PLC	20	422
Energean PLC	53,931	691,778
EnQuest PLC(1)	910,160	149,263
Essentra PLC	7,635	17,694
Ferrexpo PLC(1)	83,361	50,480
Firstgroup PLC(2)	423,368	879,237
Frasers Group PLC(1)	21,056	239,821
Funding Circle Holdings PLC(1)(2)	43,207	60,202
Games Workshop Group PLC	267	36,724
Genel Energy PLC(1)	36,022	38,313
Georgia Capital PLC(1)	5,227	70,269
Grafton Group PLC	15,378	218,270
Greggs PLC	37,570	1,575,163
Gulf Keystone Petroleum Ltd.	147,251	243,646
Halfords Group PLC	19,592	37,765
Harbour Energy PLC	19,522	76,959
Hays PLC	344,134	419,954
Hikma Pharmaceuticals PLC	51,454	1,344,922
Hilton Food Group PLC	48,376	627,977
Hochschild Mining PLC(1)	180,207	407,943
Howden Joinery Group PLC	61,533	774,344
Ibstock PLC	101,990	246,034
IG Design Group PLC(1)	4,688	11,955
Inchcape PLC	180,951	2,031,866
Indivior PLC(1)	809	9,980
International Personal Finance PLC	18,804	39,073
143

Avantis International Small Cap Value Fund
	Shares	Value
IQE PLC(1)(2)	417,212	$152,667
J D Wetherspoon PLC(1)	51,472	515,655
Jadestone Energy PLC(1)	43,668	17,214
JET2 PLC	109,182	2,128,030
Johnson Matthey PLC	98,751	2,124,865
Johnson Service Group PLC	134,299	282,515
Jubilee Metals Group PLC(1)(2)	2,770	200
Just Group PLC	263,512	494,569
Keller Group PLC	45,423	994,594
Lancashire Holdings Ltd.	59,116	523,017
Liontrust Asset Management PLC	34,295	281,592
Man Group PLC	231,763	682,643
Marks & Spencer Group PLC	810,134	3,656,028
Marston's PLC(1)	79,025	41,598
McBride PLC(1)	21,423	36,788
Me Group International PLC	131,339	334,654
Mears Group PLC	41,310	206,141
Mitchells & Butlers PLC(1)	109,963	431,885
Mitie Group PLC	174,152	284,781
Molten Ventures PLC(1)	3,195	17,266
Morgan Sindall Group PLC	2,094	82,255
Motorpoint group PLC(1)	61	115
N Brown Group PLC(1)(2)	12,509	4,019
Nexxen International Ltd.(1)	2,739	10,639
Ninety One PLC	25,297	54,822
OSB Group PLC	208,992	1,022,580
Pagegroup PLC	147,145	754,520
Pan African Resources PLC	1,575,177	643,036
Paragon Banking Group PLC	110,209	1,109,458
Petra Diamonds Ltd.(1)(2)	46,129	16,619
Pinewood Technologies Group PLC	28,268	130,683
Plus500 Ltd.	49,567	1,685,643
PZ Cussons PLC	4,899	6,593
Quilter PLC	872,532	1,592,197
Rathbones Group PLC	383	9,519
Reach PLC	171,737	225,320
RHI Magnesita NV	9,293	405,294
S4 Capital PLC(1)(2)	7,753	5,669
Secure Trust Bank PLC	121	1,380
Senior PLC	4,464	9,679
Serica Energy PLC	160,280	267,426
SIG PLC(1)	76,887	24,305
Speedy Hire PLC	138,940	69,553
Spire Healthcare Group PLC	5,688	18,996
St. James's Place PLC	32,862	314,707
SThree PLC	63,429	343,455
Synthomer PLC(1)	65,685	211,112
TBC Bank Group PLC	24,841	1,028,781
TI Fluid Systems PLC	172,091	299,918
TP ICAP Group PLC	354,425	1,130,156
Vanquis Banking Group PLC	20,176	15,099
Vertu Motors PLC	50,582	47,428
Vesuvius PLC	95,131	509,342
Virgin Money U.K. PLC	498,190	1,414,809
144

Avantis International Small Cap Value Fund
	Shares	Value
Vp PLC	235	$2,101
Watches of Switzerland Group PLC(1)	36,354	189,607
Wickes Group PLC	139,560	310,214
Xaar PLC(1)	533	773
Yellow Cake PLC(1)	129,868	899,402
Yu Group PLC(2)	2,736	52,468
Zigup PLC	139,159	735,261
		51,154,073
United States — 0.5%
Chord Energy Corp.	4,951	734,877
Golar LNG Ltd.	29,554	983,853
		1,718,730
TOTAL COMMON STOCKS (Cost $305,411,068)		362,235,573
WARRANTS — 0.0%
Italy — 0.0%
Fincantieri SpA(1)	27,855	5,604
Webuild SpA(1)(2)	6,684	18,446
TOTAL WARRANTS (Cost $—)		24,050
RIGHTS — 0.0%
United States — 0.0%
Resolute Forest Products, Inc.(1) (Cost $11,110)	10,100	13,350
SHORT-TERM INVESTMENTS — 3.5%
Money Market Funds — 3.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,220,479	3,220,479
State Street Navigator Securities Lending Government Money Market Portfolio(3)	9,763,972	9,763,972
TOTAL SHORT-TERM INVESTMENTS (Cost $12,984,451)		12,984,451
TOTAL INVESTMENT SECURITIES — 102.1% (Cost $318,406,629)		375,257,424
OTHER ASSETS AND LIABILITIES — (2.1)%		(7,663,709)
TOTAL NET ASSETS — 100.0%		$367,593,715

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	21.0%
Materials	18.3%
Financials	16.3%
Consumer Discretionary	14.0%
Energy	11.3%
Consumer Staples	5.8%
Information Technology	3.7%
Real Estate	2.3%
Communication Services	2.3%
Health Care	2.0%
Utilities	1.6%
Short-Term Investments	3.5%
Other Assets and Liabilities	(2.1)%

145

Avantis International Small Cap Value Fund

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Russell 2000 E-Mini Index	16	September 2024	$1,778,480	$124,449
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $38,633,950. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $40,955,543, which includes securities collateral of $31,191,571.

See Notes to Financial Statements.
146

Statements of Assets and Liabilities

AUGUST 31, 2024
	Avantis Emerging Markets Equity Fund	Avantis International Equity Fund
Assets
Investment securities, at value (cost of $444,500,329 and $202,096,113, respectively) — including $15,629,121 and $17,335,655, respectively, of securities on loan	$485,737,304	$252,648,532
Investment made with cash collateral received for securities on loan, at value (cost of $5,030,308 and $6,744,890, respectively)	5,030,308	6,744,890
Total investment securities, at value (cost of $449,530,637 and $208,841,003, respectively)	490,767,612	259,393,422
Cash	226,997	2,301
Foreign currency holdings, at value (cost of $252,831 and $4,354, respectively)	253,099	4,331
Deposits with broker for futures contracts	55,200	55,200
Receivable for investments sold	242	2,193
Receivable for capital shares sold	657,943	25,191
Receivable for variation margin on futures contracts	10,200	10,200
Dividends and interest receivable	869,009	952,870
Securities lending receivable	66,787	12,820
	492,907,089	260,458,528

Liabilities
Payable for collateral received for securities on loan	5,030,308	6,744,890
Payable for investments purchased	3,055	—
Payable for capital shares redeemed	284,837	39,157
Accrued management fees	116,280	43,418
Accrued foreign taxes	5,689,165	—
	11,123,645	6,827,465

Net Assets	$481,783,444	$253,631,063

Net Assets Consist of:
Capital paid in	$450,027,367	$198,856,676
Distributable earnings (loss)	31,756,077	54,774,387
	$481,783,444	$253,631,063

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Avantis Emerging Markets Equity Fund
Institutional Class	$474,544,082	38,902,219	$12.20
G Class	$7,239,362	591,878	$12.23
Avantis International Equity Fund
Institutional Class	$231,980,585	18,059,239	$12.85
G Class	$21,650,478	1,683,051	$12.86

See Notes to Financial Statements.
147

AUGUST 31, 2024
Avantis International Small Cap Value Fund
Assets
Investment securities, at value (cost of $308,642,657) — including $38,633,950 of securities on loan	$365,493,452
Investment made with cash collateral received for securities on loan, at value (cost of $9,763,972)	9,763,972
Total investment securities, at value (cost of $318,406,629)	375,257,424
Foreign currency holdings, at value (cost of $26,233)	26,062
Deposits with broker for futures contracts	115,200
Receivable for capital shares sold	853,833
Receivable for variation margin on futures contracts	10,080
Dividends and interest receivable	1,214,000
Securities lending receivable	51,477
377,528,076

Liabilities
Payable for collateral received for securities on loan	9,763,972
Payable for capital shares redeemed	64,145
Accrued management fees	106,244
9,934,361

Net Assets	$367,593,715

Net Assets Consist of:
Capital paid in	$305,283,828
Distributable earnings (loss)	62,309,887
$367,593,715

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Avantis International Small Cap Value Fund
Institutional Class	$367,586,076	27,728,359	$13.26
G Class	$7,639	575	$13.29

See Notes to Financial Statements.
148

Statements of Operations

YEAR ENDED AUGUST 31, 2024
	Avantis Emerging Markets Equity Fund	Avantis International Equity Fund
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,449,551 and $807,732, respectively)	$10,641,373	$7,159,006
Securities lending, net	308,885	173,389
Interest	154,087	80,042
	11,104,345	7,412,437

Expenses:
Management fees	1,159,171	524,871
Other expenses	13,954	4,572
	1,173,125	529,443
Fees waived - G Class	(21,833)	(44,973)
	1,151,292	484,470

Net investment income (loss)	9,953,053	6,927,967

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $338,071 and $—, respectively)	1,466,197	1,733,964
Futures contract transactions	91,082	201,722
Foreign currency translation transactions	(113,128)	(17,975)
	1,444,151	1,917,711

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $(4,020,487) and $—, respectively)	46,566,640	33,253,962
Futures contracts	(20,113)	64,359
Translation of assets and liabilities in foreign currencies	5,631	21,772
	46,552,158	33,340,093

Net realized and unrealized gain (loss)	47,996,309	35,257,804

Net Increase (Decrease) in Net Assets Resulting from Operations	$57,949,362	$42,185,771

See Notes to Financial Statements.
149

YEAR ENDED AUGUST 31, 2024
Avantis International Small Cap Value Fund
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,125,589)	$10,571,964
Securities lending, net	335,937
Interest	155,776
11,063,677

Expenses:
Management fees	1,063,815
Other expenses	3,971
1,067,786
Fees waived - G Class	(24)
1,067,762

Net investment income (loss)	9,995,915

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	8,876,118
Futures contract transactions	115,770
Foreign currency translation transactions	30,869
9,022,757

Change in net unrealized appreciation (depreciation) on:
Investments	40,498,605
Futures contracts	115,116
Translation of assets and liabilities in foreign currencies	26,386
40,640,107

Net realized and unrealized gain (loss)	49,662,864

Net Increase (Decrease) in Net Assets Resulting from Operations	$59,658,779

See Notes to Financial Statements.
150

Statements of Changes in Net Assets

YEARS ENDED AUGUST 31, 2024 AND AUGUST 31, 2023
	Avantis Emerging Markets Equity Fund		Avantis International Equity Fund
Increase (Decrease) in Net Assets	August 31, 2024	August 31, 2023	August 31, 2024	August 31, 2023
Operations
Net investment income (loss)	$9,953,053	$9,561,589	$6,927,967	$6,040,979
Net realized gain (loss)	1,444,151	(6,296,408)	1,917,711	(973,470)
Change in net unrealized appreciation (depreciation)	46,552,158	16,461,503	33,340,093	22,667,582
Net increase (decrease) in net assets resulting from operations	57,949,362	19,726,684	42,185,771	27,735,091

Distributions to Shareholders
From earnings:
Institutional Class	(11,313,133)	(8,374,826)	(6,383,032)	(3,589,616)
G Class	(228,390)	(125,552)	(613,063)	(243,684)
Decrease in net assets from distributions	(11,541,523)	(8,500,378)	(6,996,095)	(3,833,300)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	129,660,088	52,874,371	22,620,345	39,202,781

Net increase (decrease) in net assets	176,067,927	64,100,677	57,810,021	63,104,572

Net Assets
Beginning of period	305,715,517	241,614,840	195,821,042	132,716,470
End of period	$481,783,444	$305,715,517	$253,631,063	$195,821,042

See Notes to Financial Statements.
151

YEARS ENDED AUGUST 31, 2024 AND AUGUST 31, 2023
	Avantis International Small Cap Value Fund
Increase (Decrease) in Net Assets	August 31, 2024	August 31, 2023
Operations
Net investment income (loss)	$9,995,915	$7,857,319
Net realized gain (loss)	9,022,757	(7,107,684)
Change in net unrealized appreciation (depreciation)	40,640,107	25,485,387
Net increase (decrease) in net assets resulting from operations	59,658,779	26,235,022

Distributions to Shareholders
From earnings:
Institutional Class	(9,485,099)	(5,510,568)
G Class	(251)	(206)
Decrease in net assets from distributions	(9,485,350)	(5,510,774)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	84,473,078	60,404,960

Net increase (decrease) in net assets	134,646,507	81,129,208

Net Assets
Beginning of period	232,947,208	151,818,000
End of period	$367,593,715	$232,947,208

See Notes to Financial Statements.
152

Notes to Financial Statements

AUGUST 31, 2024

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Avantis Emerging Markets Equity Fund, Avantis International Equity Fund and Avantis International Small Cap Value Fund (collectively, the funds) are three funds in a series issued by the trust. Each of the funds' investment objective is to seek long-term capital appreciation. The funds offer the Institutional Class and G Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the funds are determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the funds to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before each fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The funds may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The funds record the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

153

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. Each fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes the funds to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the funds seek to increase their net investment income through the receipt of interest and fees. Such income is reflected separately within the Statements of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedules of Investments and Statements of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of August 31, 2024.

Remaining Contractual Maturity of Agreements
Fund / Securities Lending Transactions(1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Avantis Emerging Markets Equity Fund
Common Stocks	$5,030,308	—	—	—	$5,030,308
Gross amount of recognized liabilities for securities lending transactions					$5,030,308

Avantis International Equity Fund
Common Stocks	$6,744,844	—	—	—	$6,744,844
Warrants	46	—	—	—	46
Total Borrowings	$6,744,890	—	—	—	$6,744,890
Gross amount of recognized liabilities for securities lending transactions					$6,744,890

Avantis International Small Cap Value Fund
Common Stocks	$9,744,905	—	—	—	$9,744,905
Warrants	19,067	—	—	—	19,067
Total Borrowings	$9,763,972	—	—	—	$9,763,972
Gross amount of recognized liabilities for securities lending transactions					$9,763,972
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

154

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the funds' distributor, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.  Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 9% of the shares of Avantis International Equity Fund.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the funds, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses, extraordinary expenses and, in the case of certain funds, fees and expenses of the independent trustees (including legal counsel fees). The fee is computed and accrued daily based on the daily net assets of each class of each fund and paid monthly in arrears.  The investment advisor agreed to waive each fund's G Class management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

For the period ended August 31, 2024, the annual management fee for the Institutional Class and the annual management fee before and after waiver for G Class for each fund are as follows:

		Annual Management Fee
	Institutional Class	G Class Before Waiver	G Class After Waiver
Avantis Emerging Markets Equity Fund	0.33%	0.33%	0.00%
Avantis International Equity Fund	0.23%	0.23%	0.00%
Avantis International Small Cap Value Fund	0.36%	0.36%	0.00%

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The funds may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended August 31, 2024 were as follows:

	Avantis Emerging Markets Equity Fund	Avantis International Equity Fund	Avantis International Small Cap Value Fund
Purchases	$161,998,958	$46,304,306	$160,913,496
Sales	$35,893,375	$23,391,119	$75,419,698

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5. Capital Share Transactions

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

	Year ended August 31, 2024		Year ended August 31, 2023
	Shares	Amount	Shares	Amount
Avantis Emerging Markets Equity Fund
Institutional Class
Sold	17,128,275	$200,260,686	13,380,464	$137,119,068
Issued in reinvestment of distributions	1,064,132	11,184,029	830,729	8,265,757
Redeemed	(7,386,499)	(83,526,961)	(9,189,539)	(94,108,873)
	10,805,908	127,917,754	5,021,654	51,275,952
G Class
Sold	295,704	3,217,814	204,698	2,105,172
Issued in reinvestment of distributions	21,731	228,390	12,606	125,552
Redeemed	(144,602)	(1,703,870)	(63,889)	(632,305)
	172,833	1,742,334	153,415	1,598,419
Net increase (decrease)	10,978,741	$129,660,088	5,175,069	$52,874,371

Avantis International Equity Fund
Institutional Class
Sold	5,274,184	$58,953,927	8,340,394	$81,705,557
Issued in reinvestment of distributions	585,157	6,378,213	353,657	3,589,616
Redeemed	(4,138,446)	(47,672,912)	(4,893,508)	(48,308,961)
	1,720,895	17,659,228	3,800,543	36,986,212
G Class
Sold	847,207	9,498,648	470,250	4,881,159
Issued in reinvestment of distributions	56,245	613,063	24,032	243,684
Redeemed	(429,187)	(5,150,594)	(290,848)	(2,908,274)
	474,265	4,961,117	203,434	2,216,569
Net increase (decrease)	2,195,160	$22,620,345	4,003,977	$39,202,781

Avantis International Small Cap Value Fund
Institutional Class
Sold	12,030,165	$142,270,840	9,761,331	$103,592,835
Issued in reinvestment of distributions	856,815	9,484,941	532,422	5,510,568
Redeemed	(5,605,763)	(67,282,954)	(4,682,062)	(48,698,649)
	7,281,217	84,472,827	5,611,691	60,404,754
G Class
Issued in reinvestment of distributions	23	251	20	206
Net increase (decrease)	7,281,240	$84,473,078	5,611,711	$60,404,960

6. Fair Value Measurements

The funds' investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
156

The following is a summary of the level classifications as of period end. The Schedules of Investments provide additional information on the funds' portfolio holdings.

Avantis Emerging Markets Equity Fund
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$10,814,042	$12,510,904	—
Chile	385,557	2,227,073	—
China	19,131,994	87,021,497	—
Colombia	163,934	302,390	—
Czech Republic	—	620,758	—
Egypt	—	511,294	—
Greece	—	2,855,583	—
Hong Kong	2,297	455,436	—
Hungary	—	1,209,609	—
India	7,164,322	104,636,643	—
Indonesia	531,297	8,814,669	—
Malaysia	—	8,966,401	—
Mexico	3,247,159	7,132,234	—
Peru	1,489,458	—	—
Philippines	119,739	3,051,509	—
Poland	—	5,258,116	—
Russia	—	6	—
Singapore	—	11,652	—
South Africa	1,997,246	14,799,297	—
South Korea	4,830,196	56,299,618	—
Taiwan	19,199,909	83,340,062	—
Thailand	—	8,828,293	—
Turkey	281,612	4,650,806	—
United States	1,317	10,831	—
Warrants	—	2,269	—
Rights	—	401	—
Short-Term Investments	7,890,182	—	—
	$77,250,261	$413,517,351	—
Other Financial Instruments
Futures Contracts	$4,902	—	—

157

Avantis International Equity Fund
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	$1,410,652	$16,040,966	—
Austria	—	699,480	—
Belgium	453,844	1,808,648	—
Canada	—	26,450,471	—
Denmark	4,879,612	2,829,984	—
Finland	181,370	2,378,526	—
France	3,512,551	19,212,608	—
Germany	1,408,689	16,009,593	—
Hong Kong	55,923	4,123,988	—
Ireland	95,330	809,997	—
Israel	591,050	1,748,886	—
Italy	525,653	5,622,458	—
Japan	5,840,981	49,739,219	—
Netherlands	3,599,409	5,949,724	—
New Zealand	—	589,623	—
Norway	335,130	1,629,798	—
Portugal	—	526,357	—
Singapore	139,798	3,306,501	—
Spain	1,856,072	3,921,253	—
Sweden	124,065	7,652,239	—
Switzerland	3,326,324	17,441,383	—
United Kingdom	13,439,102	19,542,912	—
United States	894,092	370,397	—
Rights	3,040	—	—
Warrants	—	654	—
Short-Term Investments	8,315,070	—	—
	$50,987,757	$208,405,665	—
Other Financial Instruments
Futures Contracts	$64,481	—	—

158

Avantis International Small Cap Value Fund
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	—	$29,350,494	—
Austria	—	3,153,663	—
Belgium	—	4,550,039	—
Canada	—	35,282,202	—
China	—	80	—
Denmark	—	7,368,637	—
Finland	—	4,142,952	—
France	—	11,813,669	—
Germany	—	12,466,211	—
Hong Kong	—	4,608,832	—
Ireland	—	1,138,434	—
Israel	$1,079,481	8,145,442	—
Italy	—	9,665,321	—
Japan	—	113,720,816	—
Netherlands	309,809	4,175,066	—
New Zealand	—	2,035,395	—
Norway	—	7,998,247	—
Portugal	—	1,047,650	—
Singapore	—	6,413,209	—
Spain	—	6,310,198	—
Sweden	—	19,788,884	—
Switzerland	—	14,798,039	—
United Kingdom	—	51,154,073	—
United States	983,853	734,877	—
Warrants	—	24,050	—
Rights	13,350	—	—
Short-Term Investments	12,984,451	—	—
	$15,370,944	$359,886,480	—
Other Financial Instruments
Futures Contracts	$124,449	—	—

7. Derivative Instruments

Equity Price Risk — The funds are subject to equity price risk in the normal course of pursuing their investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities.

The funds' average notional exposure to equity price risk derivative instruments held during the period were as follows:

Futures Contracts Purchased
Avantis Emerging Markets Equity Fund	$892,933
Avantis International Equity Fund	$679,314
Avantis International Small Cap Value Fund	$988,507

159

Value of Derivative Instruments as of August 31, 2024

	Asset Derivatives		Liability Derivatives
Fund / Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Avantis Emerging Markets Equity Fund
Equity Price Risk	Receivable for variation margin on futures contracts*	$10,200	Payable for variation margin on futures contracts*	—

Avantis International Equity Fund
Equity Price Risk	Receivable for variation margin on futures contracts*	$10,200	Payable for variation margin on futures contracts*	—

Avantis International Small Cap Value Fund
Equity Price Risk	Receivable for variation margin on futures contracts*	$10,080	Payable for variation margin on futures contracts*	—
*Included in the unrealized appreciation (depreciation) on futures contracts, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Year Ended August 31, 2024

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Fund / Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Avantis Emerging Markets Equity Fund
Equity Price Risk	Net realized gain (loss) on futures contract transactions	$91,082	Change in net unrealized appreciation (depreciation) on futures contracts	$(20,113)

Avantis International Equity Fund
Equity Price Risk	Net realized gain (loss) on futures contract transactions	$201,722	Change in net unrealized appreciation (depreciation) on futures contracts	$64,359

Avantis International Small Cap Value Fund
Equity Price Risk	Net realized gain (loss) on futures contract transactions	$115,770	Change in net unrealized appreciation (depreciation) on futures contracts	$115,116

8. Risk Factors

The value of the funds’ shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the funds and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

Avantis International Small Cap Value Fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

9. Federal Tax Information

The tax character of distributions paid during the years ended August 31, 2024 and August 31, 2023 were as follows:

	2024		2023
	Distributions Paid From:		Distributions Paid From:
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Avantis Emerging Markets Equity Fund	$11,541,523	—	$8,500,378	—
Avantis International Equity Fund	$6,996,095	—	$3,833,300	—
Avantis International Small Cap Value Fund	$9,485,350	—	$5,510,774	—

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The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

	Avantis Emerging Markets Equity Fund	Avantis International Equity Fund	Avantis International Small Cap Value Fund
Federal tax cost of investments	$457,420,058	$211,499,934	$324,691,392
Gross tax appreciation of investments	$87,630,047	$60,034,219	$68,527,430
Gross tax depreciation of investments	(54,282,493)	(12,140,731)	(17,961,398)
Net tax appreciation (depreciation) of investments	33,347,554	47,893,488	50,566,032
Net tax appreciation (depreciation) on derivatives and translation of assets and liabilities in foreign currencies	(5,689,487)	24,502	25,062
Net tax appreciation (depreciation)	$27,658,067	$47,917,990	$50,591,094
Undistributed ordinary income	$11,707,451	$6,592,834	$12,027,517
Accumulated long-term gains	—	$263,563	—
Accumulated short-term capital losses	$(3,142,336)	—	$(308,724)
Accumulated long-term capital losses	$(4,467,105)	—	—

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the realization to ordinary income for tax purposes of unrealized gains on investments in passive foreign investment companies.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
161

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Avantis Emerging Markets Equity Fund
Institutional Class
2024	$10.72	0.32	1.55	1.87	(0.39)	$12.20	18.01%	0.33%	0.33%	2.83%	2.83%	10%	$474,544
2023	$10.35	0.35	0.37	0.72	(0.35)	$10.72	7.19%	0.34%	0.34%	3.36%	3.36%	13%	$301,211
2022	$13.35	0.44	(3.20)	(2.76)	(0.24)	$10.35	(20.98)%	0.33%	0.33%	3.84%	3.84%	4%	$238,858
2021	$10.32	0.29	2.93	3.22	(0.19)	$13.35	31.29%	0.33%	0.33%	2.29%	2.29%	9%	$118,866
2020(3)	$10.00	0.23	0.12	0.35	(0.03)	$10.32	3.57%	0.33%	0.33%	3.26%	3.26%	4%	$36,539
G Class
2024	$10.75	0.36	1.54	1.90	(0.42)	$12.23	18.36%	0.00%	0.33%	3.16%	2.83%	10%	$7,239
2023	$10.38	0.39	0.36	0.75	(0.38)	$10.75	7.53%	0.01%	0.34%	3.69%	3.36%	13%	$4,505
2022	$13.38	0.53	(3.25)	(2.72)	(0.28)	$10.38	(20.69)%	0.00%	0.33%	4.17%	3.84%	4%	$2,757
2021(4)	$13.16	0.31	(0.09)	0.22	—	$13.38	1.67%	0.00%	0.33%	3.75%	3.42%	9%(5)	$189

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)December 4, 2019 (fund inception) through August 31, 2020.
(4)January 20, 2021 (commencement of sale) through August 31, 2021.
(5)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Avantis International Equity Fund
Institutional Class
2024	$11.16	0.35	1.70	2.05	(0.36)	—	(0.36)	$12.85	18.99%	0.23%	0.23%	3.02%	3.02%	10%	$231,981
2023	$9.80	0.36	1.22	1.58	(0.22)	—	(0.22)	$11.16	16.40%	0.23%	0.23%	3.36%	3.36%	7%	$182,313
2022	$12.51	0.37	(2.66)	(2.29)	(0.30)	(0.12)	(0.42)	$9.80	(18.92)%	0.23%	0.23%	3.31%	3.31%	6%	$122,850
2021	$9.78	0.27	2.64	2.91	(0.18)	—	(0.18)	$12.51	30.11%	0.23%	0.23%	2.35%	2.35%	13%	$77,422
2020(3)	$10.00	0.17	(0.38)	(0.21)	(0.01)	—	(0.01)	$9.78	(2.10)%	0.23%	0.23%	2.54%	2.54%	2%	$50,898
G Class
2024	$11.18	0.38	1.69	2.07	(0.39)	—	(0.39)	$12.86	19.14%	0.00%	0.23%	3.25%	3.02%	10%	$21,650
2023	$9.81	0.38	1.24	1.62	(0.25)	—	(0.25)	$11.18	16.76%	0.00%	0.23%	3.59%	3.36%	7%	$13,508
2022	$12.52	0.44	(2.71)	(2.27)	(0.32)	(0.12)	(0.44)	$9.81	(18.72)%	0.00%	0.23%	3.54%	3.31%	6%	$9,867
2021(4)	$11.35	0.21	0.96	1.17	—	—	—	$12.52	10.31%	0.00%	0.23%	2.79%	2.56%	13%(5)	$656

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)December 4, 2019 (fund inception) through August 31, 2020.
(4)January 20, 2021 (commencement of sale) through August 31, 2021.
(5)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Avantis International Small Cap Value Fund
Institutional Class
2024	$11.39	0.40	1.88	2.28	(0.41)	—	(0.41)	$13.26	20.77%	0.36%	0.36%	3.39%	3.39%	26%	$367,586
2023	$10.23	0.44	1.07	1.51	(0.35)	—	(0.35)	$11.39	15.08%	0.36%	0.36%	4.04%	4.04%	29%	$232,941
2022	$12.75	0.38	(2.39)	(2.01)	(0.30)	(0.21)	(0.51)	$10.23	(16.31)%	0.36%	0.36%	3.31%	3.31%	44%	$151,813
2021	$9.32	0.27	3.31	3.58	(0.15)	—	(0.15)	$12.75	38.73%	0.36%	0.36%	2.33%	2.33%	34%	$131,702
2020(3)	$10.00	0.14	(0.78)	(0.64)	(0.04)	—	(0.04)	$9.32	(6.43)%	0.36%	0.36%	2.18%	2.18%	12%	$42,263
G Class
2024	$11.42	0.45	1.87	2.32	(0.45)	—	(0.45)	$13.29	21.16%	0.00%	0.36%	3.75%	3.39%	26%	$8
2023	$10.26	0.46	1.09	1.55	(0.39)	—	(0.39)	$11.42	15.46%	0.00%	0.36%	4.40%	4.04%	29%	$6
2022	$12.77	0.42	(2.38)	(1.96)	(0.34)	(0.21)	(0.55)	$10.26	(15.92)%	0.00%	0.36%	3.67%	3.31%	44%	$5
2021(4)	$11.31	0.21	1.25	1.46	—	—	—	$12.77	12.91%	0.00%	0.36%	2.82%	2.46%	34%(5)	$6

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)December 4, 2019 (fund inception) through August 31, 2020.
(4)January 20, 2021 (commencement of sale) through August 31, 2021.
(5)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of American Century ETF Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Avantis® Emerging Markets Equity Fund, Avantis® International Equity Fund, and Avantis® International Small Cap Value Fund (the “Funds”), three of the funds constituting the American Century ETF Trust, as of August 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and the period from December 4, 2019 (fund inception) through August 31, 2020, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and the period from December 4, 2019 (fund inception) through August 31, 2020, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
October 16, 2024

We have served as the auditor of one or more American Century investment companies since 1997.
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Approval of Management Agreement

At a meeting held on June 20, 2024, the Funds’ Board of Trustees (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for each of the Funds. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees.

Prior to its consideration of the management agreement renewal, the Trustees requested and reviewed extensive data and information compiled by the Advisor and certain independent data providers concerning the Funds. This review was in addition to the oversight and evaluation undertaken by the Board and its Audit Committee on a continual basis and the information received was supplemental to the extensive information that the Board and its Audit Committee receive and consider over time.

In connection with its consideration of the management agreement renewal, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Funds;
•the wide range of programs and services the Advisor and other service providers provide to the Funds and their shareholders on a routine and non-routine basis;
•the Funds’ investment performance compared to appropriate benchmarks and/or peer groups of other funds with similar investment objectives and strategies;
•the cost of owning the Funds compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Funds, the profitability of the Funds to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Funds;
•any collateral benefits derived by the Advisor from the management of the Funds;
•fees and expenses associated with any investment by the Funds in other funds;
•payments to intermediaries by the Funds and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

The independent Trustees met separately in private sessions to discuss the renewal and to review and discuss the information provided in response to their request. The independent Trustees also held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Funds. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling, and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under each Fund’s management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of each Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include the following:

•constructing and designing each Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of each Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
166

•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by each Fund under Rule 12b-1 plans)

Investment Management Services. The nature of the investment management services provided to the Funds is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage each Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board provides oversight of the investment performance process. It regularly reviews investment performance information for each Fund, together with comparative information for appropriate benchmarks over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The performance for each of Avantis Emerging Markets Equity Fund, Avantis International Equity Fund, and Avantis International Small Cap Value Fund was above each Fund’s respective benchmark for the one- and three-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to each Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides or arranges for a comprehensive package of services to the Funds. The Board, directly and through its Audit Committee, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to each Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Funds, its profitability in managing each Fund (pre- and post-distribution), and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Funds.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to the Funds and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of each Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that each Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1, and, for certain funds, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel). Under the unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of each of Avantis Emerging Markets Equity Fund, Avantis International Equity Fund, and Avantis International Small Cap Value Fund was the lowest of the total expense ratios of each Fund’s respective peer expense universe and peer expense group. The Board concluded that the management fee paid by each Fund to the Advisor under its management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to funds or other advisory clients managed similarly to the Funds. They observed that these varying types of client accounts require different services and involve different regulatory and
167

entrepreneurial risks than the management of the Funds. The Board analyzed this information and concluded that the fees charged and services provided to the Funds were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by each Fund and the Advisor and services provided in response thereto. These payments could include various payments made by each Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for each Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Funds. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Funds’ operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in each Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to each Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreement are fair and reasonable and that the management fee charged to each Fund is fair in light of the services provided and that the investment management agreement between each Fund and the Advisor should be renewed for an additional one-year period.

168

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The funds hereby designate up to the maximum amount allowable as qualified dividend income for the fiscal year ended August 31, 2024.

For corporate taxpayers, the funds hereby designate the following, or up to the maximum amount allowable, of ordinary income distributions paid during the fiscal year ended August 31, 2024 as qualified for the corporate dividends received deduction.

Avantis Emerging Markets Equity Fund	Avantis International Equity Fund	Avantis International Small Cap Value Fund
$15,390	$6,314	$14,241

The funds hereby designate the following, or up to the maximum amount allowable, as long-term capital gain distributions (20% rate gain distributions) for the fiscal year ended August 31, 2024.

Avantis Emerging Markets Equity Fund	Avantis International Equity Fund	Avantis International Small Cap Value Fund
—	$7,825	—

The funds utilized the following earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction (tax equalization).

Avantis Emerging Markets Equity Fund	Avantis International Equity Fund	Avantis International Small Cap Value Fund
—	$256,430	$356,032

For the fiscal year ended August 31, 2024, the funds intend to pass through to shareholders the following foreign source income and foreign taxes paid, or up to the maximum amount allowable, as a foreign tax credit.

	Foreign Tax Credit		Foreign Source Income
	Amount	Per Outstanding Share	Amount	Per Outstanding Share
Avantis Emerging Markets Equity Fund	$1,366,156	$0.0346	$11,339,231	$0.2871
Avantis International Equity Fund	$505,419	$0.0256	$5,564,206	$0.2818
Avantis International Small Cap Value Fund	$806,067	$0.0291	$9,044,672	$0.3262

Contact Us	avantisinvestors.com
American Century Sales Representatives, Financial Professionals, Broker Dealers, Insurance Companies, Banks and Trust Companies	1-833-928-2684
This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-97502 2410

Annual Financial Statements and Other Information

August 31, 2024

Avantis® Core Fixed Income Fund
Institutional Class (AVIGX)
G Class (AVBNX)
Avantis® Short-Term Fixed Income Fund
Institutional Class (AVSFX)
G Class (AVGNX)

Table of Contents

Schedules of Investments	2
Statements of Assets and Liabilities	17
Statements of Operations	18
Statements of Changes in Net Assets	19
Notes to Financial Statements	27
Financial Highlights	20
Report of Independent Registered Public Accounting Firm	22
Approval of Management Agreement	23
Other Tax Information	26

Schedules of Investments

AUGUST 31, 2024

Avantis Core Fixed Income Fund
	Principal Amount/Shares	Value
CORPORATE BONDS — 61.8%
Aerospace and Defense — 1.6%
General Dynamics Corp., 3.625%, 4/1/30	$184,000	$178,325
Huntington Ingalls Industries, Inc., 3.48%, 12/1/27	30,000	28,974
Lockheed Martin Corp., 3.55%, 1/15/26	48,000	47,438
Lockheed Martin Corp., 1.85%, 6/15/30	175,000	153,350
Lockheed Martin Corp., 4.75%, 2/15/34	300,000	304,056
RTX Corp., 5.15%, 2/27/33	250,000	256,431
Textron, Inc., 4.00%, 3/15/26	30,000	29,687
		998,261
Air Freight and Logistics — 0.2%
United Parcel Service, Inc., 3.90%, 4/1/25	100,000	99,409
Automobiles — 1.0%
American Honda Finance Corp., 1.00%, 9/10/25	60,000	57,892
American Honda Finance Corp., 2.35%, 1/8/27	48,000	45,879
American Honda Finance Corp., 3.50%, 2/15/28	150,000	145,684
General Motors Financial Co., Inc., 4.00%, 1/15/25	65,000	64,658
Toyota Motor Credit Corp., 3.375%, 4/1/30	30,000	28,536
Toyota Motor Credit Corp., 1.65%, 1/10/31	38,000	32,114
Toyota Motor Credit Corp., 4.70%, 1/12/33	250,000	251,209
		625,972
Banks — 7.9%
African Development Bank, 0.875%, 3/23/26	100,000	95,092
Asian Development Bank, 2.375%, 8/10/27	16,000	15,360
Asian Infrastructure Investment Bank, 0.50%, 5/28/25	350,000	339,710
Australia & New Zealand Banking Group Ltd., 5.09%, 12/8/25	300,000	302,255
Bank of Nova Scotia, 4.85%, 2/1/30	200,000	203,197
Commonwealth Bank of Australia, 5.08%, 1/10/25	600,000	599,824
Cooperatieve Rabobank UA, 5.50%, 7/18/25	250,000	251,876
Council of Europe Development Bank, 4.125%, 1/24/29	100,000	101,150
European Bank for Reconstruction & Development, 1.50%, 2/13/25	100,000	98,482
European Bank for Reconstruction & Development, 0.50%, 5/19/25	150,000	145,683
European Bank for Reconstruction & Development, 4.125%, 1/25/29	100,000	101,223
European Investment Bank, 4.50%, 10/16/28	100,000	102,721
Export Development Canada, 3.875%, 2/14/28	100,000	100,147
HSBC USA, Inc., 5.625%, 3/17/25	250,000	250,679
Inter-American Development Bank, 0.625%, 7/15/25	150,000	145,109
Inter-American Development Bank, 3.125%, 9/18/28	100,000	97,548
International Bank for Reconstruction & Development, 0.375%, 7/28/25	150,000	144,646
Kreditanstalt fuer Wiederaufbau, 5.125%, 9/29/25	150,000	151,255
Kreditanstalt fuer Wiederaufbau, 3.625%, 4/1/26	100,000	99,248
Lloyds Banking Group PLC, 4.375%, 3/22/28	200,000	198,524
National Australia Bank Ltd., 5.13%, 11/22/24	400,000	399,798
Nordic Investment Bank, 2.625%, 4/4/25	200,000	197,545
Oesterreichische Kontrollbank AG, 0.375%, 9/17/25	100,000	96,001
Royal Bank of Canada, 6.00%, 11/1/27	125,000	131,050
Royal Bank of Canada, 2.30%, 11/3/31	200,000	172,662
Toronto-Dominion Bank, 4.46%, 6/8/32	200,000	195,678
U.S. Bank NA, 2.80%, 1/27/25	250,000	247,642
2

Avantis Core Fixed Income Fund
	Principal Amount/Shares	Value
Wells Fargo & Co., 3.55%, 9/29/25	$66,000	$65,191
		5,049,296
Beverages — 1.6%
Anheuser-Busch InBev Finance, Inc., 4.70%, 2/1/36	250,000	247,065
Brown-Forman Corp., 4.75%, 4/15/33	500,000	505,077
Constellation Brands, Inc., 4.90%, 5/1/33	300,000	299,169
		1,051,311
Biotechnology — 1.3%
AbbVie, Inc., 4.55%, 3/15/35	500,000	493,488
Amgen, Inc., 5.60%, 3/2/43	250,000	255,653
Biogen, Inc., 2.25%, 5/1/30	78,000	68,875
		818,016
Broadline Retail — 0.2%
Amazon.com, Inc., 4.80%, 12/5/34	100,000	102,993
Building Products — 0.2%
Owens Corning, 3.875%, 6/1/30	150,000	143,863
Capital Markets — 3.0%
BlackRock, Inc., 2.10%, 2/25/32	75,000	63,776
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.34%, 1/30/32	125,000	105,564
Charles Schwab Corp., 1.95%, 12/1/31	120,000	100,038
Franklin Resources, Inc., 2.85%, 3/30/25	400,000	394,931
Goldman Sachs Group, Inc., 3.50%, 4/1/25	200,000	198,097
Goldman Sachs Group, Inc., 3.80%, 3/15/30	150,000	144,660
Intercontinental Exchange, Inc., 4.35%, 6/15/29	100,000	99,777
Intercontinental Exchange, Inc., 2.10%, 6/15/30	100,000	88,261
Intercontinental Exchange, Inc., 4.60%, 3/15/33	100,000	99,798
Morgan Stanley, 3.875%, 1/27/26	150,000	148,447
Nasdaq, Inc., 5.55%, 2/15/34	300,000	312,599
S&P Global, Inc., 2.95%, 1/22/27	25,000	24,250
S&P Global, Inc., 2.45%, 3/1/27	173,000	165,580
		1,945,778
Chemicals — 1.4%
CF Industries, Inc., 5.15%, 3/15/34	138,000	137,681
Dow Chemical Co., 4.25%, 10/1/34	100,000	94,656
EIDP, Inc., 2.30%, 7/15/30	30,000	26,860
Linde, Inc., 3.20%, 1/30/26	48,000	47,205
LYB International Finance III LLC, 5.625%, 5/15/33	150,000	157,580
Mosaic Co., 5.375%, 11/15/28	275,000	282,461
Mosaic Co., 5.45%, 11/15/33(1)	60,000	61,283
RPM International, Inc., 4.55%, 3/1/29	64,000	63,652
Westlake Corp., 3.375%, 6/15/30	30,000	28,088
		899,466
Commercial Services and Supplies — 0.9%
Republic Services, Inc., 5.00%, 4/1/34	300,000	305,350
Waste Management, Inc., 4.875%, 2/15/34(1)	300,000	304,728
		610,078
Communications Equipment — 1.1%
Cisco Systems, Inc., 5.90%, 2/15/39	150,000	166,060
Cisco Systems, Inc., 5.50%, 1/15/40	400,000	424,620
Motorola Solutions, Inc., 4.60%, 5/23/29	100,000	100,300
		690,980
Construction and Engineering — 0.0%
Quanta Services, Inc., 2.90%, 10/1/30	30,000	27,258
3

Avantis Core Fixed Income Fund
	Principal Amount/Shares	Value
Consumer Finance — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.625%, 10/15/27	$250,000	$249,636
Consumer Staples Distribution & Retail — 0.7%
Dollar Tree, Inc., 4.00%, 5/15/25	265,000	262,882
Dollar Tree, Inc., 4.20%, 5/15/28	30,000	29,454
Sysco Corp., 5.375%, 9/21/35	125,000	129,658
Target Corp., 2.65%, 9/15/30	42,000	38,691
		460,685
Diversified REITs — 1.8%
American Homes 4 Rent LP, 4.25%, 2/15/28	66,000	64,891
Boston Properties LP, 3.65%, 2/1/26	50,000	48,919
Digital Realty Trust LP, 4.45%, 7/15/28	300,000	298,138
Essex Portfolio LP, 4.00%, 3/1/29	150,000	145,679
Extra Space Storage LP, 5.70%, 4/1/28	300,000	309,851
Prologis LP, 2.25%, 4/15/30	115,000	102,868
Simon Property Group LP, 2.20%, 2/1/31	200,000	173,309
		1,143,655
Diversified Telecommunication Services — 1.0%
AT&T, Inc., 2.75%, 6/1/31	120,000	110,704
Deutsche Telekom International Finance BV, 8.75%, 6/15/30	200,000	240,517
Verizon Communications, Inc., 4.50%, 8/10/33	150,000	145,933
Verizon Communications, Inc., 5.85%, 9/15/35	125,000	132,985
		630,139
Electric Utilities — 5.1%
Arizona Public Service Co., 5.70%, 8/15/34	250,000	260,388
Baltimore Gas & Electric Co., 2.25%, 6/15/31	140,000	120,937
Berkshire Hathaway Energy Co., 4.05%, 4/15/25	12,000	11,935
CenterPoint Energy Houston Electric LLC, 6.95%, 3/15/33	120,000	137,443
Constellation Energy Generation LLC, 6.25%, 10/1/39	200,000	217,344
DTE Electric Co., Series C, 2.625%, 3/1/31	66,000	58,980
Duke Energy Carolinas LLC, 6.10%, 6/1/37	100,000	108,645
Duke Energy Carolinas LLC, Series A, 6.00%, 12/1/28	30,000	31,917
Duke Energy Corp., 4.50%, 8/15/32	125,000	121,827
Duke Energy Corp., 5.45%, 6/15/34	200,000	206,138
Edison International, 3.55%, 11/15/24	65,000	64,736
Edison International, 5.75%, 6/15/27	250,000	256,253
Entergy Arkansas LLC, 4.00%, 6/1/28	32,000	31,629
Entergy Louisiana LLC, 3.05%, 6/1/31	33,000	29,801
Florida Power & Light Co., 5.30%, 6/15/34	100,000	104,252
Pacific Gas & Electric Co., 5.55%, 5/15/29	200,000	205,913
Pacific Gas & Electric Co., 5.80%, 5/15/34	200,000	205,981
PacifiCorp, 2.70%, 9/15/30	54,000	48,509
PacifiCorp, 6.25%, 10/15/37	150,000	162,214
PPL Electric Utilities Corp., 4.85%, 2/15/34	250,000	252,814
Public Service Co. of New Hampshire, 2.20%, 6/15/31	140,000	120,273
Puget Energy, Inc., 4.10%, 6/15/30	66,000	62,935
Southern Co., 3.70%, 4/30/30	150,000	143,335
Union Electric Co., 2.95%, 3/15/30	68,000	62,893
Virginia Electric & Power Co., 5.00%, 1/15/34	250,000	251,956
		3,279,048
Electronic Equipment, Instruments and Components — 0.1%
Flex Ltd., 3.75%, 2/1/26	30,000	29,498
Trimble, Inc., 4.90%, 6/15/28	62,000	62,400
		91,898
4

Avantis Core Fixed Income Fund
	Principal Amount/Shares	Value
Energy Equipment and Services — 0.7%
Baker Hughes Holdings LLC, 5.125%, 9/15/40	$175,000	$172,236
Halliburton Co., 2.92%, 3/1/30	175,000	160,793
Schlumberger Finance Canada Ltd., 1.40%, 9/17/25	70,000	67,757
Schlumberger Investment SA, 2.65%, 6/26/30	66,000	60,228
		461,014
Financial Services — 1.5%
Corebridge Financial, Inc., 5.75%, 1/15/34	250,000	260,862
Global Payments, Inc., 4.95%, 8/15/27	100,000	101,133
Global Payments, Inc., 4.45%, 6/1/28	100,000	98,968
Visa, Inc., 4.15%, 12/14/35	500,000	485,714
		946,677
Food Products — 0.7%
Archer-Daniels-Midland Co., 3.25%, 3/27/30	66,000	62,361
Bunge Ltd. Finance Corp., 2.75%, 5/14/31	100,000	88,595
Conagra Brands, Inc., 4.85%, 11/1/28	75,000	75,627
General Mills, Inc., 4.95%, 3/29/33	200,000	201,802
		428,385
Gas Utilities — 0.0%
Southern California Gas Co., 2.55%, 2/1/30	35,000	31,686
Ground Transportation — 1.7%
Canadian National Railway Co., 6.25%, 8/1/34	200,000	225,154
Canadian National Railway Co., 6.375%, 11/15/37	200,000	228,804
CSX Corp., 6.15%, 5/1/37	75,000	83,592
Ryder System, Inc., 5.25%, 6/1/28	50,000	51,056
Ryder System, Inc., 6.60%, 12/1/33	250,000	276,396
Union Pacific Corp., 3.25%, 1/15/25	250,000	248,158
		1,113,160
Health Care Equipment and Supplies — 0.4%
DH Europe Finance II SARL, 2.20%, 11/15/24	250,000	248,418
Health Care Providers and Services — 1.7%
Adventist Health System, 2.95%, 3/1/29	67,000	61,713
Aetna, Inc., 3.50%, 11/15/24	200,000	199,157
Cigna Group, 5.40%, 3/15/33	100,000	103,591
CVS Health Corp., 5.25%, 2/21/33	50,000	50,321
HCA, Inc., 3.625%, 3/15/32	200,000	181,888
HCA, Inc., 5.50%, 6/1/33	250,000	255,907
Humana, Inc., 2.15%, 2/3/32	200,000	165,938
UnitedHealth Group, Inc., 5.35%, 2/15/33	80,000	83,762
		1,102,277
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc., 3.375%, 8/15/31	50,000	45,739
Hotels, Restaurants and Leisure — 1.1%
Expedia Group, Inc., 3.80%, 2/15/28	325,000	316,267
Hyatt Hotels Corp., 5.375%, 4/23/25	300,000	300,001
Marriott International, Inc., 4.625%, 6/15/30	75,000	75,121
		691,389
Household Durables — 0.4%
Lennar Corp., 4.75%, 5/30/25	250,000	249,046
Industrial Conglomerates — 1.6%
3M Co., 3.375%, 3/1/29	100,000	95,925
Eaton Corp., 4.15%, 3/15/33	400,000	389,040
Honeywell International, Inc., 1.75%, 9/1/31	50,000	42,235
5

Avantis Core Fixed Income Fund
	Principal Amount/Shares	Value
Honeywell International, Inc., 4.50%, 1/15/34	$500,000	$496,630
Honeywell International, Inc., 5.70%, 3/15/36	24,000	26,129
		1,049,959
Insurance — 1.5%
Aflac, Inc., 3.60%, 4/1/30	75,000	71,661
Chubb INA Holdings LLC, 1.375%, 9/15/30	36,000	30,566
Chubb INA Holdings LLC, 6.70%, 5/15/36	75,000	87,218
Hartford Financial Services Group, Inc., 2.80%, 8/19/29	50,000	46,055
Marsh & McLennan Cos., Inc., 3.50%, 3/10/25	200,000	198,374
Prudential Funding Asia PLC, 3.625%, 3/24/32	250,000	231,076
Willis North America, Inc., 4.50%, 9/15/28	300,000	298,677
		963,627
IT Services — 0.4%
International Business Machines Corp., 3.50%, 5/15/29	100,000	96,447
VeriSign, Inc., 2.70%, 6/15/31	200,000	173,611
		270,058
Leisure Products — 0.1%
Hasbro, Inc., 3.50%, 9/15/27	67,000	64,526
Life Sciences Tools and Services — 1.0%
Thermo Fisher Scientific, Inc., 4.98%, 8/10/30	100,000	103,435
Thermo Fisher Scientific, Inc., 5.20%, 1/31/34	500,000	521,238
		624,673
Machinery — 1.8%
Cummins, Inc., 5.15%, 2/20/34(1)	250,000	259,424
Ingersoll Rand, Inc., 5.70%, 8/14/33	250,000	263,841
Otis Worldwide Corp., 2.57%, 2/15/30	150,000	135,515
PACCAR Financial Corp., 4.95%, 10/3/25	300,000	301,227
Stanley Black & Decker, Inc., 6.00%, 3/6/28	200,000	209,730
		1,169,737
Media — 0.8%
Comcast Corp., 4.25%, 10/15/30	210,000	207,699
Fox Corp., 3.05%, 4/7/25	130,000	128,502
Fox Corp., 5.48%, 1/25/39	150,000	149,570
		485,771
Metals and Mining — 0.9%
Barrick Gold Corp., 6.45%, 10/15/35	100,000	111,050
BHP Billiton Finance USA Ltd., 5.25%, 9/8/33	125,000	129,075
Freeport-McMoRan, Inc., 5.45%, 3/15/43	200,000	196,033
Kinross Gold Corp., 4.50%, 7/15/27	42,000	41,837
Steel Dynamics, Inc., 3.25%, 1/15/31	100,000	91,126
		569,121
Multi-Utilities — 1.2%
CenterPoint Energy, Inc., 5.40%, 6/1/29	250,000	257,152
Consumers Energy Co., 4.625%, 5/15/33	200,000	198,842
Dominion Energy, Inc., 5.95%, 6/15/35	100,000	106,562
DTE Energy Co., 5.85%, 6/1/34	200,000	210,728
San Diego Gas & Electric Co., 1.70%, 10/1/30	37,000	31,618
		804,902
Oil, Gas and Consumable Fuels — 4.7%
Boardwalk Pipelines LP, 4.80%, 5/3/29	50,000	50,024
BP Capital Markets America, Inc., 3.12%, 5/4/26	200,000	195,800
BP Capital Markets America, Inc., 4.89%, 9/11/33	260,000	261,595
Burlington Resources LLC, 7.40%, 12/1/31	18,000	20,896
6

Avantis Core Fixed Income Fund
	Principal Amount/Shares	Value
Canadian Natural Resources Ltd., 5.85%, 2/1/35	$110,000	$114,382
Chevron Corp., 1.55%, 5/11/25	42,000	41,068
Chevron USA, Inc., 6.00%, 3/1/41	248,000	274,656
ConocoPhillips Co., 2.40%, 3/7/25	200,000	197,429
ConocoPhillips Co., 6.95%, 4/15/29	200,000	222,142
Devon Energy Corp., 4.50%, 1/15/30	133,000	131,697
Diamondback Energy, Inc., 6.25%, 3/15/33	175,000	188,092
Enbridge, Inc., 3.125%, 11/15/29	42,000	39,187
Energy Transfer LP, 5.25%, 4/15/29	200,000	204,549
Enterprise Products Operating LLC, 3.70%, 2/15/26	18,000	17,822
Enterprise Products Operating LLC, 4.85%, 1/31/34(1)	300,000	301,397
Equinor ASA, 1.75%, 1/22/26	70,000	67,516
Hess Corp., 5.60%, 2/15/41	150,000	153,469
Kinder Morgan, Inc., 5.30%, 12/1/34	18,000	18,116
Marathon Oil Corp., 6.60%, 10/1/37	100,000	111,989
Marathon Petroleum Corp., 4.70%, 5/1/25	24,000	23,911
MPLX LP, 2.65%, 8/15/30	30,000	26,824
ONEOK, Inc., 6.35%, 1/15/31	35,000	37,586
ONEOK, Inc., 6.00%, 6/15/35	60,000	63,225
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/25	150,000	149,458
Sabine Pass Liquefaction LLC, 4.50%, 5/15/30	68,000	67,317
Shell International Finance BV, 3.25%, 5/11/25	18,000	17,826
Valero Energy Corp., 6.625%, 6/15/37	30,000	33,174
Williams Cos., Inc., 4.00%, 9/15/25	18,000	17,838
		3,048,985
Passenger Airlines — 0.2%
Southwest Airlines Co., 5.125%, 6/15/27	102,000	102,889
Southwest Airlines Co., 2.625%, 2/10/30(1)	37,000	33,113
		136,002
Personal Care Products — 0.9%
Estee Lauder Cos., Inc., 1.95%, 3/15/31	57,000	48,846
Estee Lauder Cos., Inc., 4.65%, 5/15/33	300,000	299,535
Estee Lauder Cos., Inc., 5.00%, 2/14/34(1)	200,000	203,762
		552,143
Pharmaceuticals — 2.9%
Astrazeneca Finance LLC, 2.25%, 5/28/31	50,000	43,615
AstraZeneca PLC, 6.45%, 9/15/37	225,000	259,438
Bristol-Myers Squibb Co., 2.95%, 3/15/32	225,000	202,212
Bristol-Myers Squibb Co., 5.20%, 2/22/34	200,000	207,527
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38	236,000	270,471
Merck & Co., Inc., 2.15%, 12/10/31	200,000	172,259
Merck & Co., Inc., 4.90%, 5/17/44	300,000	294,046
Pfizer Investment Enterprises Pte. Ltd., 4.65%, 5/19/30	150,000	152,542
Royalty Pharma PLC, 2.20%, 9/2/30	73,000	63,268
Wyeth LLC, 5.95%, 4/1/37	200,000	218,702
		1,884,080
Residential REITs — 0.6%
AvalonBay Communities, Inc., 3.30%, 6/1/29	75,000	71,519
Camden Property Trust, 3.15%, 7/1/29	85,000	80,168
UDR, Inc., 3.20%, 1/15/30	264,000	245,275
		396,962
Retail REITs — 0.3%
Kimco Realty OP LLC, 4.60%, 2/1/33	175,000	171,147
7

Avantis Core Fixed Income Fund
	Principal Amount/Shares	Value
Semiconductors and Semiconductor Equipment — 1.8%
Applied Materials, Inc., 5.10%, 10/1/35	$150,000	$156,516
Broadcom, Inc., 4.30%, 11/15/32	110,000	106,279
Broadcom, Inc., 3.47%, 4/15/34(2)	90,000	79,558
Marvell Technology, Inc., 2.45%, 4/15/28	150,000	138,692
Micron Technology, Inc., 4.66%, 2/15/30	150,000	149,780
NXP BV/NXP Funding LLC, 5.55%, 12/1/28	24,000	24,783
NXP BV/NXP Funding LLC/NXP USA, Inc., 5.00%, 1/15/33	120,000	120,098
Texas Instruments, Inc., 4.90%, 3/14/33	400,000	414,860
		1,190,566
Software — 0.7%
Autodesk, Inc., 2.85%, 1/15/30	150,000	138,357
Oracle Corp., 3.25%, 5/15/30	75,000	69,974
Oracle Corp., 6.50%, 4/15/38	125,000	139,405
Roper Technologies, Inc., 1.40%, 9/15/27	73,000	66,839
Salesforce, Inc., 1.95%, 7/15/31	50,000	42,716
		457,291
Specialized REITs — 0.9%
American Tower Corp., 3.60%, 1/15/28	66,000	63,846
American Tower Corp., 2.90%, 1/15/30	100,000	91,600
Crown Castle, Inc., 5.60%, 6/1/29	150,000	155,586
Crown Castle, Inc., 3.30%, 7/1/30	150,000	138,439
Equinix, Inc., 2.00%, 5/15/28	125,000	114,323
		563,794
Specialty Retail — 0.6%
AutoZone, Inc., 4.00%, 4/15/30	150,000	145,764
Home Depot, Inc., 4.00%, 9/15/25	100,000	99,575
Home Depot, Inc., 2.70%, 4/15/30	150,000	138,026
		383,365
Technology Hardware, Storage and Peripherals — 0.2%
Dell International LLC/EMC Corp., 5.75%, 2/1/33(1)	150,000	159,050
Textiles, Apparel and Luxury Goods — 0.2%
NIKE, Inc., 2.85%, 3/27/30	150,000	139,771
Transportation Infrastructure — 0.1%
FedEx Corp. Pass-Through Trust, Series 2020-1, Class AA, 1.875%, 8/20/35	57,386	49,395
Wireless Telecommunication Services — 0.6%
T-Mobile USA, Inc., 3.875%, 4/15/30	100,000	96,235
T-Mobile USA, Inc., 5.20%, 1/15/33	80,000	81,958
Vodafone Group PLC, 6.15%, 2/27/37	180,000	195,505
		373,698
TOTAL CORPORATE BONDS (Cost $39,684,633)		39,744,156
U.S. TREASURY SECURITIES — 24.6%
U.S. Treasury Bonds, 6.125%, 11/15/27	250,000	267,764
U.S. Treasury Bonds, 1.125%, 8/15/40	400,000	256,773
U.S. Treasury Bonds, 1.375%, 11/15/40	2,450,000	1,628,102
U.S. Treasury Bonds, 2.25%, 5/15/41	1,000,000	760,449
U.S. Treasury Bonds, 1.75%, 8/15/41	700,000	486,828
U.S. Treasury Bonds, 2.375%, 2/15/42	750,000	573,223
U.S. Treasury Bonds, 3.00%, 5/15/42	250,000	210,371
U.S. Treasury Bonds, 2.75%, 11/15/42	1,015,000	816,123
U.S. Treasury Bonds, 3.125%, 2/15/43	900,000	763,875
U.S. Treasury Bonds, 2.875%, 5/15/43	850,000	691,854
U.S. Treasury Bonds, 3.625%, 8/15/43	700,000	636,863
8

Avantis Core Fixed Income Fund
	Principal Amount/Shares	Value
U.S. Treasury Bonds, 3.75%, 11/15/43	$700,000	$647,527
U.S. Treasury Bonds, 3.375%, 5/15/44	850,000	742,057
U.S. Treasury Notes, 0.375%, 9/15/24	500,000	499,194
U.S. Treasury Notes, 0.625%, 10/15/24	600,000	596,798
U.S. Treasury Notes, 0.75%, 11/15/24	350,000	347,018
U.S. Treasury Notes, 1.50%, 11/30/24	725,000	719,039
U.S. Treasury Notes, 1.75%, 12/31/24	370,000	366,149
U.S. Treasury Notes, 2.25%, 12/31/24	375,000	371,684
U.S. Treasury Notes, 2.50%, 1/31/25	630,000	623,966
U.S. Treasury Notes, 1.50%, 2/15/25(3)	1,280,000	1,260,968
U.S. Treasury Notes, 2.00%, 2/15/25	500,000	493,736
U.S. Treasury Notes, 0.375%, 1/31/26	355,000	336,862
U.S. Treasury Notes, 1.50%, 8/15/26	135,000	128,872
U.S. Treasury Notes, 4.625%, 10/15/26	300,000	304,324
U.S. Treasury Notes, 2.25%, 8/15/27	125,000	119,666
U.S. Treasury Notes, 1.25%, 3/31/28	250,000	229,048
U.S. Treasury Notes, 3.75%, 6/30/30	175,000	174,689
U.S. Treasury Notes, 2.75%, 8/15/32	300,000	277,494
U.S. Treasury Notes, 3.875%, 8/15/33	350,000	349,310
U.S. Treasury Notes, 4.375%, 5/15/34	100,000	103,648
TOTAL U.S. TREASURY SECURITIES (Cost $15,621,339)		15,784,274
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 18.9%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 18.9%
GNMA, 4.00%, TBA	1,000,000	956,050
GNMA, 4.00%, TBA	350,000	334,809
GNMA, 5.00%, TBA	550,000	548,743
GNMA, 5.00%, TBA	400,000	398,898
GNMA, 5.00%, TBA	100,000	99,834
GNMA, 5.50%, TBA	400,000	402,685
GNMA, 5.50%, TBA	400,000	402,607
GNMA, 5.50%, TBA	400,000	402,592
GNMA, 6.00%, TBA	350,000	355,223
GNMA, 6.00%, TBA	250,000	253,613
GNMA, 6.00%, TBA	250,000	253,535
UMBS, 2.00%, TBA	500,000	452,582
UMBS, 3.00%, TBA	900,000	798,557
UMBS, 3.00%, TBA	750,000	666,929
UMBS, 3.00%, TBA	450,000	427,301
UMBS, 3.00%, TBA	200,000	190,123
UMBS, 4.00%, TBA	1,250,000	1,187,103
UMBS, 4.00%, TBA	850,000	806,666
UMBS, 4.00%, TBA	300,000	296,210
UMBS, 4.00%, TBA	150,000	148,011
UMBS, 4.50%, TBA	350,000	349,405
UMBS, 4.50%, TBA	250,000	249,692
UMBS, 5.00%, TBA	600,000	595,775
UMBS, 5.00%, TBA	350,000	347,563
UMBS, 5.00%, TBA	300,000	298,005
UMBS, 5.50%, TBA	550,000	553,821
UMBS, 5.50%, TBA	200,000	201,405
UMBS, 6.00%, TBA	200,000	203,702
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $12,120,453)		12,181,439
9

Avantis Core Fixed Income Fund
	Principal Amount/Shares	Value
U.S. GOVERNMENT AGENCY SECURITIES — 1.5%
FHLB, 3.25%, 11/16/28	$200,000	$195,928
FHLMC, 0.65%, 10/27/25	200,000	192,278
FNMA, 0.375%, 8/25/25	25,000	24,053
FNMA, 2.125%, 4/24/26	200,000	194,046
Tennessee Valley Authority, 0.75%, 5/15/25	175,000	170,239
Tennessee Valley Authority, 3.875%, 3/15/28	100,000	100,217
Tennessee Valley Authority, 3.50%, 12/15/42	100,000	85,864
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $969,466)		962,625
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.0%
Japan — 0.4%
Japan Bank for International Cooperation, 1.75%, 10/17/24	250,000	248,928
Supranational — 0.3%
Asian Development Bank, 2.00%, 4/24/26	200,000	193,342
Sweden — 0.3%
Svensk Exportkredit AB, 2.25%, 3/22/27	200,000	191,498
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $632,245)		633,768
SHORT-TERM INVESTMENTS — 12.1%
Money Market Funds — 2.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	127,922	127,922
State Street Navigator Securities Lending Government Money Market Portfolio(4)	1,355,555	1,355,555
		1,483,477
Treasury Bills(5) — 9.8%
U.S. Treasury Bills, 5.42%, 9/5/24	$1,700,000	1,699,508
U.S. Treasury Bills, 5.43%, 9/10/24	500,000	499,493
U.S. Treasury Bills, 5.44%, 10/1/24	250,000	248,994
U.S. Treasury Bills, 5.41%, 9/3/24	500,000	500,000
U.S. Treasury Bills, 5.43%, 9/17/24	850,000	848,278
U.S. Treasury Bills, 5.42%, 9/19/24	750,000	748,258
U.S. Treasury Bills, 5.28%, 10/15/24	750,000	745,533
U.S. Treasury Bills, 5.30%, 10/22/24	1,000,000	993,041
		6,283,105
TOTAL SHORT-TERM INVESTMENTS (Cost $7,766,510)		7,766,582
TOTAL INVESTMENT SECURITIES — 119.9% (Cost $76,794,646)		77,072,844
OTHER ASSETS AND LIABILITIES — (19.9)%		(12,800,377)
TOTAL NET ASSETS — 100.0%		$64,272,467

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury Ultra Bonds	1	December 2024	$131,938	$(2)
^Amount represents value and unrealized appreciation (depreciation).

10

Avantis Core Fixed Income Fund

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America Investment Grade Index Series 42	Sell	1.00%	6/20/29	$1,400,000	$28,834	$5,124	$33,958
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	–	Credit Derivatives Indexes
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	–	Uniform Mortgage-Backed Securities
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,322,755. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $79,558, which represented 0.1% of total net assets.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $301,372.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,355,555.
(5)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

See Notes to Financial Statements.
11

AUGUST 31, 2024

Avantis Short-Term Fixed Income Fund
	Principal Amount	Value
CORPORATE BONDS — 73.9%
Aerospace and Defense — 0.3%
Huntington Ingalls Industries, Inc., 3.84%, 5/1/25	$36,000	$35,666
Automobile Components — 0.6%
Aptiv PLC, 4.35%, 3/15/29	75,000	74,470
Automobiles — 1.8%
American Honda Finance Corp., 1.00%, 9/10/25	78,000	75,259
General Motors Financial Co., Inc., 4.00%, 1/15/25	20,000	19,895
General Motors Financial Co., Inc., 5.25%, 3/1/26	45,000	45,215
Toyota Motor Corp., 1.34%, 3/25/26	100,000	95,409
		235,778
Banks — 8.4%
Bank of Montreal, 1.85%, 5/1/25	72,000	70,583
Bank of Nova Scotia, 5.25%, 6/12/28	75,000	77,182
Citigroup, Inc., 3.70%, 1/12/26	75,000	74,047
European Bank for Reconstruction & Development, 0.50%, 5/19/25	35,000	33,993
European Investment Bank, 1.375%, 3/15/27	50,000	47,021
Inter-American Development Bank, 3.125%, 9/18/28	50,000	48,774
Kreditanstalt fuer Wiederaufbau, 2.875%, 4/3/28	100,000	96,981
Mitsubishi UFJ Financial Group, Inc., 3.29%, 7/25/27	65,000	63,078
Oesterreichische Kontrollbank AG, 4.25%, 3/1/28	100,000	101,221
PNC Financial Services Group, Inc., 2.20%, 11/1/24	90,000	89,503
Royal Bank of Canada, 6.00%, 11/1/27	75,000	78,630
Santander Holdings USA, Inc., 4.50%, 7/17/25	66,000	65,566
Sumitomo Mitsui Financial Group, Inc., 3.36%, 7/12/27	65,000	63,110
Toronto-Dominion Bank, 1.20%, 6/3/26	105,000	99,321
Wells Fargo & Co., 3.55%, 9/29/25	36,000	35,559
Wells Fargo & Co., 3.00%, 10/23/26	25,000	24,285
		1,068,854
Biotechnology — 1.0%
AbbVie, Inc., 3.80%, 3/15/25	50,000	49,666
Amgen, Inc., 5.25%, 3/2/25	75,000	75,032
		124,698
Building Products — 0.2%
Owens Corning, 3.40%, 8/15/26	28,000	27,397
Capital Markets — 9.6%
Ameriprise Financial, Inc., 2.875%, 9/15/26	98,000	95,097
ARES Management Corp., 6.375%, 11/10/28	75,000	80,073
Bank of New York Mellon Corp., 3.25%, 9/11/24	98,000	97,951
Brookfield Finance, Inc., 3.90%, 1/25/28	75,000	73,294
Charles Schwab Corp., 3.85%, 5/21/25	66,000	65,514
CME Group, Inc., 3.00%, 3/15/25	110,000	108,931
Franklin Resources, Inc., 2.85%, 3/30/25	100,000	98,733
Goldman Sachs Group, Inc., 3.75%, 5/22/25	66,000	65,377
Intercontinental Exchange, Inc., 3.75%, 12/1/25	50,000	49,524
Jefferies Financial Group, Inc., 5.875%, 7/21/28	75,000	77,693
Lazard Group LLC, 4.50%, 9/19/28	75,000	74,138
Morgan Stanley, 3.875%, 1/27/26	75,000	74,224
Nasdaq, Inc., 5.35%, 6/28/28	75,000	77,511
S&P Global, Inc., 2.70%, 3/1/29	100,000	93,470
State Street Corp., 3.55%, 8/18/25	86,000	85,141
		1,216,671
12

Avantis Short-Term Fixed Income Fund
	Principal Amount	Value
Chemicals — 1.3%
Ecolab, Inc., 2.70%, 11/1/26	$95,000	$91,825
Mosaic Co., 5.375%, 11/15/28	75,000	77,035
		168,860
Commercial Services and Supplies — 0.8%
Cintas Corp. No. 2, 3.45%, 5/1/25	100,000	98,939
Consumer Finance — 1.1%
American Express Co., 2.25%, 3/4/25	75,000	73,978
Capital One Financial Corp., 4.25%, 4/30/25	66,000	65,633
		139,611
Consumer Staples Distribution & Retail — 0.9%
Dollar Tree, Inc., 4.00%, 5/15/25	66,000	65,472
Sysco Corp., 3.30%, 7/15/26	45,000	44,031
		109,503
Containers and Packaging — 0.1%
Packaging Corp. of America, 3.65%, 9/15/24	13,000	12,982
Diversified REITs — 2.6%
Digital Realty Trust LP, 4.45%, 7/15/28	75,000	74,535
Extra Space Storage LP, 5.70%, 4/1/28	75,000	77,463
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28	75,000	68,133
Mid-America Apartments LP, 3.60%, 6/1/27	50,000	48,910
Ventas Realty LP, 3.85%, 4/1/27	65,000	63,732
		332,773
Electric Utilities — 6.9%
AEP Texas, Inc., 5.45%, 5/15/29	75,000	78,202
Baltimore Gas & Electric Co., 2.40%, 8/15/26	64,000	61,595
Berkshire Hathaway Energy Co., 4.05%, 4/15/25	36,000	35,807
Berkshire Hathaway Energy Co., 3.25%, 4/15/28	100,000	96,511
Cleco Corporate Holdings LLC, 3.74%, 5/1/26	61,000	59,783
DTE Electric Co., 3.375%, 3/1/25	100,000	99,163
Duke Energy Carolinas LLC, Series A, 6.00%, 12/1/28	50,000	53,195
Duke Energy Progress LLC, 3.25%, 8/15/25	24,000	23,711
Edison International, 4.125%, 3/15/28	75,000	73,531
Emera U.S. Finance LP, 3.55%, 6/15/26	62,000	60,405
Oncor Electric Delivery Co. LLC, 5.75%, 3/15/29	50,000	52,788
Pacific Gas & Electric Co., 6.10%, 1/15/29	75,000	78,461
Pacific Gas & Electric Co., 5.55%, 5/15/29	50,000	51,478
Public Service Electric & Gas Co., 3.20%, 5/15/29	50,000	47,592
		872,222
Electronic Equipment, Instruments and Components — 1.0%
Avnet, Inc., 6.25%, 3/15/28	50,000	52,219
Flex Ltd., 3.75%, 2/1/26	47,000	46,213
Keysight Technologies, Inc., 4.55%, 10/30/24	36,000	35,929
		134,361
Energy Equipment and Services — 0.8%
Schlumberger Finance Canada Ltd., 1.40%, 9/17/25	104,000	100,667
Financial Services — 1.6%
Equitable Holdings, Inc., 4.35%, 4/20/28	50,000	49,392
Global Payments, Inc., 4.95%, 8/15/27	50,000	50,566
National Rural Utilities Cooperative Finance Corp., 3.70%, 3/15/29	50,000	48,540
National Rural Utilities Cooperative Finance Corp., 1.00%, 10/18/24	50,000	49,692
		198,190
Food Products — 0.8%
Bunge Ltd. Finance Corp., 1.63%, 8/17/25	29,000	28,093
13

Avantis Short-Term Fixed Income Fund
	Principal Amount	Value
Hershey Co., 2.05%, 11/15/24	$36,000	$35,767
Tyson Foods, Inc., 4.00%, 3/1/26	45,000	44,564
		108,424
Ground Transportation — 0.4%
Ryder System, Inc., 2.50%, 9/1/24	36,000	36,000
Ryder System, Inc., 3.35%, 9/1/25	18,000	17,725
		53,725
Health Care Equipment and Supplies — 0.8%
DH Europe Finance II SARL, 2.20%, 11/15/24	100,000	99,367
Health Care Providers and Services — 2.5%
Cardinal Health, Inc., 3.50%, 11/15/24	69,000	68,702
Cardinal Health, Inc., 5.125%, 2/15/29	75,000	76,705
HCA, Inc., 5.875%, 2/1/29	75,000	77,942
Humana, Inc., 3.95%, 3/15/27	65,000	64,032
Universal Health Services, Inc., 1.65%, 9/1/26	30,000	28,182
		315,563
Hotels, Restaurants and Leisure — 1.6%
Booking Holdings, Inc., 3.65%, 3/15/25	97,000	96,282
Hyatt Hotels Corp., 4.85%, 3/15/26	45,000	44,925
Marriott International, Inc., 5.00%, 10/15/27	60,000	60,951
		202,158
Independent Power and Renewable Electricity Producers — 0.6%
AES Corp., 5.45%, 6/1/28	75,000	76,414
Industrial Conglomerates — 0.8%
3M Co., 2.65%, 4/15/25	100,000	98,671
Insurance — 5.5%
American International Group, Inc., 4.20%, 4/1/28	75,000	73,942
Aon Global Ltd., 3.875%, 12/15/25	50,000	49,595
Chubb INA Holdings LLC, 3.15%, 3/15/25	100,000	99,010
Lincoln National Corp., 3.80%, 3/1/28	75,000	72,977
Marsh & McLennan Cos., Inc., 3.50%, 3/10/25	100,000	99,187
MetLife, Inc., 3.00%, 3/1/25	75,000	74,306
MetLife, Inc., 3.60%, 11/13/25	34,000	33,629
Prudential Financial, Inc., 1.50%, 3/10/26	75,000	71,900
Reinsurance Group of America, Inc., 3.95%, 9/15/26	75,000	74,113
Willis North America, Inc., 4.50%, 9/15/28	50,000	49,780
		698,439
IT Services — 0.8%
International Business Machines Corp., 3.50%, 5/15/29	100,000	96,447
Life Sciences Tools and Services — 0.8%
Thermo Fisher Scientific, Inc., 5.00%, 1/31/29	100,000	102,847
Machinery — 1.1%
Caterpillar Financial Services Corp., 1.45%, 5/15/25	36,000	35,196
John Deere Capital Corp., 4.95%, 7/14/28	25,000	25,655
Stanley Black & Decker, Inc., 6.00%, 3/6/28	75,000	78,649
		139,500
Media — 0.8%
Comcast Corp., 3.375%, 8/15/25	42,000	41,494
Discovery Communications LLC, 4.90%, 3/11/26	60,000	59,670
		101,164
Metals and Mining — 0.1%
ArcelorMittal SA, 4.55%, 3/11/26	20,000	19,905
Multi-Utilities — 0.6%
CenterPoint Energy, Inc., 5.40%, 6/1/29	75,000	77,146
14

Avantis Short-Term Fixed Income Fund
	Principal Amount	Value
Oil, Gas and Consumable Fuels — 5.5%
ConocoPhillips Co., 6.95%, 4/15/29	$100,000	$111,071
Energy Transfer LP, 3.90%, 7/15/26	70,000	68,991
EOG Resources, Inc., 3.15%, 4/1/25	100,000	98,941
Equinor ASA, 7.25%, 9/23/27	100,000	108,497
Exxon Mobil Corp., 2.71%, 3/6/25	72,000	71,208
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	30,000	30,019
Shell International Finance BV, 3.25%, 5/11/25	66,000	65,362
Targa Resources Corp., 6.15%, 3/1/29	75,000	79,232
Williams Cos., Inc., 4.00%, 9/15/25	66,000	65,406
		698,727
Passenger Airlines — 0.6%
Southwest Airlines Co., 5.125%, 6/15/27	75,000	75,654
Personal Care Products — 0.9%
Estee Lauder Cos., Inc., 2.00%, 12/1/24	36,000	35,705
Kenvue, Inc., 5.50%, 3/22/25	75,000	75,249
		110,954
Pharmaceuticals — 1.7%
Astrazeneca Finance LLC, 1.75%, 5/28/28	100,000	91,621
Novartis Capital Corp., 1.75%, 2/14/25	29,000	28,596
Novartis Capital Corp., 3.00%, 11/20/25	27,000	26,577
Royalty Pharma PLC, 1.20%, 9/2/25	78,000	75,185
		221,979
Real Estate Management and Development — 0.6%
CBRE Services, Inc., 5.50%, 4/1/29	75,000	77,589
Residential REITs — 2.1%
AvalonBay Communities, Inc., 1.90%, 12/1/28	100,000	90,670
AvalonBay Communities, Inc., 3.30%, 6/1/29	50,000	47,679
Camden Property Trust, 4.10%, 10/15/28	50,000	49,164
UDR, Inc., 4.40%, 1/26/29	75,000	74,195
		261,708
Retail REITs — 1.0%
Federal Realty OP LP, 3.25%, 7/15/27	65,000	62,580
Kimco Realty OP LLC, 3.30%, 2/1/25	66,000	65,426
		128,006
Semiconductors and Semiconductor Equipment — 1.8%
KLA Corp., 4.65%, 11/1/24	100,000	99,872
Lam Research Corp., 3.80%, 3/15/25	60,000	59,630
Marvell Technology, Inc., 1.65%, 4/15/26	67,000	63,836
		223,338
Specialized REITs — 0.9%
American Tower Corp., 3.55%, 7/15/27	65,000	63,118
Crown Castle, Inc., 5.60%, 6/1/29	50,000	51,862
		114,980
Specialty Retail — 0.9%
Home Depot, Inc., 4.90%, 4/15/29	50,000	51,385
Ross Stores, Inc., 4.60%, 4/15/25	66,000	65,759
		117,144
Technology Hardware, Storage and Peripherals — 0.8%
Apple, Inc., 2.45%, 8/4/26	71,000	68,790
Hewlett Packard Enterprise Co., 4.90%, 10/15/25	36,000	35,986
		104,776
Textiles, Apparel and Luxury Goods — 0.8%
Ralph Lauren Corp., 3.75%, 9/15/25	100,000	98,974
15

Avantis Short-Term Fixed Income Fund
	Principal Amount	Value
Trading Companies and Distributors — 0.1%
Air Lease Corp., 2.875%, 1/15/26	$20,000	$19,468
TOTAL CORPORATE BONDS (Cost $9,409,329)		9,394,709
U.S. TREASURY SECURITIES — 19.7%
U.S. Treasury Notes, 0.375%, 9/15/24	300,000	299,516
U.S. Treasury Notes, 1.75%, 12/31/24(1)	170,000	168,231
U.S. Treasury Notes, 0.625%, 11/30/27	150,000	135,686
U.S. Treasury Notes, 0.625%, 12/31/27	175,000	157,903
U.S. Treasury Notes, 1.25%, 3/31/28	210,000	192,400
U.S. Treasury Notes, 1.25%, 4/30/28	250,000	228,638
U.S. Treasury Notes, 1.25%, 6/30/28	550,000	501,069
U.S. Treasury Notes, 1.00%, 7/31/28	500,000	450,156
U.S. Treasury Notes, 1.375%, 12/31/28	290,000	262,750
U.S. Treasury Notes, 2.375%, 5/15/29	110,000	103,555
TOTAL U.S. TREASURY SECURITIES (Cost $2,473,720)		2,499,904
U.S. GOVERNMENT AGENCY SECURITIES — 3.0%
FHLB, 0.375%, 9/4/25	25,000	24,055
FHLB, 1.25%, 12/21/26	100,000	94,274
FHLMC, 1.50%, 2/12/25	100,000	98,520
FNMA, 0.375%, 8/25/25	25,000	24,053
FNMA, 1.875%, 9/24/26	100,000	95,956
Tennessee Valley Authority, 0.75%, 5/15/25	48,000	46,694
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $390,172)		383,552
SHORT-TERM INVESTMENTS — 2.0%
Treasury Bills(2) — 2.0%
U.S. Treasury Bills, 5.37%, 9/12/24 (Cost $249,602)	250,000	249,674
TOTAL INVESTMENT SECURITIES — 98.6% (Cost $12,522,823)		12,527,839
OTHER ASSETS AND LIABILITIES — 1.4%		181,877
TOTAL NET ASSETS — 100.0%		$12,709,716

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	2	December 2024	$218,797	$(480)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $160,257.
(2)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

See Notes to Financial Statements.
16

Statements of Assets and Liabilities

AUGUST 31, 2024
	Avantis Core Fixed Income Fund	Avantis Short-Term Fixed Income Fund
Assets
Investment securities, at value (cost of $75,439,091 and $12,522,823, respectively) — including $1,322,755 and $—, respectively, of securities on loan	$75,717,289	$12,527,839
Investment made with cash collateral received for securities on loan, at value (cost of $1,355,555 and $—, respectively)	1,355,555	—
Total investment securities, at value (cost of $76,794,646 and $12,522,823, respectively)	77,072,844	12,527,839
Cash	—	61,052
Receivable for investments sold	7,009,136	—
Receivable for capital shares sold	82,979	—
Receivable for variation margin on swap agreements	182	—
Interest receivable	602,232	127,157
Securities lending receivable	194	—
	84,767,567	12,716,048

Liabilities
Payable for collateral received for securities on loan	1,355,555	—
Payable for investments purchased	19,132,947	—
Payable for capital shares redeemed	5,500	4,017
Payable for variation margin on futures contracts	2	406
Accrued management fees	1,096	1,121
Dividends payable	—	788
	20,495,100	6,332

Net Assets	$64,272,467	$12,709,716

Net Assets Consist of:
Capital paid in	$68,109,545	$13,340,465
Distributable earnings (loss)	(3,837,078)	(630,749)
	$64,272,467	$12,709,716

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Avantis Core Fixed Income Fund
Institutional Class	$8,124,276	956,458	$8.49
G Class	$56,148,191	6,606,096	$8.50
Avantis Short-Term Fixed Income Fund
Institutional Class	$8,387,850	873,917	$9.60
G Class	$4,321,866	450,343	$9.60

See Notes to Financial Statements.
17

Statements of Operations

YEAR ENDED AUGUST 31, 2024
	Avantis Core Fixed Income Fund	Avantis Short-Term Fixed Income Fund
Investment Income (Loss)
Income:
Interest	$2,723,500	$458,148
Securities lending, net	7,569	1,208
	2,731,069	459,356
Expenses:
Management fees	89,294	19,192
Interest expenses	1,457	19
	90,751	19,211
Fees waived - G Class	(80,670)	(6,455)
	10,081	12,756

Net investment income (loss)	2,720,988	446,600

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(493,807)	(80,625)
Futures contract transactions	(10,986)	469
Swap agreement transactions	21,019	—
	(483,774)	(80,156)

Change in net unrealized appreciation (depreciation) on:
Investments	2,550,132	471,862
Futures contracts	(7,561)	(2,398)
Swap agreements	(2,537)	—
	2,540,034	469,464

Net realized and unrealized gain (loss)	2,056,260	389,308

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,777,248	$835,908

See Notes to Financial Statements.

18

Statements of Changes in Net Assets

YEARS ENDED AUGUST 31, 2024 AND AUGUST 31, 2023
	Avantis Core Fixed Income Fund		Avantis Short-Term Fixed Income Fund
Increase (Decrease) in Net Assets	August 31, 2024	August 31, 2023	August 31, 2024	August 31, 2023
Operations
Net investment income (loss)	$2,720,988	$1,376,518	$446,600	$238,204
Net realized gain (loss)	(483,774)	(1,375,351)	(80,156)	(419,131)
Change in net unrealized appreciation (depreciation)	2,540,034	(251,566)	469,464	362,436
Net increase (decrease) in net assets resulting from operations	4,777,248	(250,399)	835,908	181,509

Distributions to Shareholders
From earnings:
Institutional Class	(255,832)	(131,940)	(291,195)	(175,294)
G Class	(2,473,085)	(1,250,360)	(155,264)	(62,906)
Decrease in net assets from distributions	(2,728,917)	(1,382,300)	(446,459)	(238,200)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	19,145,078	11,728,565	(10,015)	(561,032)

Net increase (decrease) in net assets	21,193,409	10,095,866	379,434	(617,723)

Net Assets
Beginning of period	43,079,058	32,983,192	12,330,282	12,948,005
End of period	$64,272,467	$43,079,058	$12,709,716	$12,330,282

See Notes to Financial Statements.
19

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Portfolio Turnover Rate (excluding TBA transactions)	Net Assets, End of Period (in thousands)
Avantis Core Fixed Income Fund
Institutional Class
2024	$8.25	0.37	0.24	0.61	(0.37)	—	(0.37)	$8.49	7.57%	0.15%	0.15%	4.47%	4.47%	325%	44%	$8,124
2023	$8.60	0.30	(0.35)	(0.05)	(0.30)	—	(0.30)	$8.25	(0.57)%	0.16%	0.16%	3.60%	3.60%	345%	33%	$4,433
2022	$10.09	0.18	(1.49)	(1.31)	(0.17)	(0.01)	(0.18)	$8.60	(13.01)%	0.15%	0.15%	2.08%	2.08%	481%	119%	$5,090
2021(3)	$10.00	0.06	0.10	0.16	(0.07)	—	(0.07)	$10.09	1.56%	0.15%	0.15%	1.26%	1.26%	113%	4%	$13,973
G Class
2024	$8.26	0.38	0.24	0.62	(0.38)	—	(0.38)	$8.50	7.73%	0.00%	0.15%	4.62%	4.47%	325%	44%	$56,148
2023	$8.60	0.31	(0.34)	(0.03)	(0.31)	—	(0.31)	$8.26	(0.30)%	0.01%	0.16%	3.75%	3.60%	345%	33%	$38,646
2022	$10.09	0.21	(1.50)	(1.29)	(0.19)	(0.01)	(0.20)	$8.60	(12.88)%	0.00%	0.15%	2.23%	2.08%	481%	119%	$27,893
2021(3)	$10.00	0.07	0.09	0.16	(0.07)	—	(0.07)	$10.09	1.64%	0.00%	0.15%	1.41%	1.26%	113%	4%	$2,893

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)February 24, 2021 (fund inception) through August 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Avantis Short-Term Fixed Income Fund
Institutional Class
2024	$9.31	0.32	0.29	0.61	(0.32)	$9.60	6.71%	0.15%	0.15%	3.46%	3.46%	44%	$8,388
2023	$9.34	0.18	(0.03)	0.15	(0.18)	$9.31	1.61%	0.15%	0.15%	1.92%	1.92%	52%	$8,930
2022	$10.00	0.07	(0.66)	(0.59)	(0.07)	$9.34	(5.88)%	0.15%	0.15%	0.76%	0.76%	48%	$10,459
2021(3)	$10.00	0.02	—(4)	0.02	(0.02)	$10.00	0.21%	0.15%	0.15%	0.42%	0.42%	29%	$13,914
G Class
2024	$9.31	0.34	0.29	0.63	(0.34)	$9.60	6.87%	0.00%	0.15%	3.61%	3.46%	44%	$4,322
2023	$9.34	0.20	(0.04)	0.16	(0.19)	$9.31	1.76%	0.00%	0.15%	2.07%	1.92%	52%	$3,400
2022	$10.00	0.09	(0.66)	(0.57)	(0.09)	$9.34	(5.74)%	0.00%	0.15%	0.91%	0.76%	48%	$2,489
2021(3)	$10.00	0.03	—(4)	0.03	(0.03)	$10.00	0.29%	0.00%	0.15%	0.57%	0.42%	29%	$1,091

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)February 24, 2021 (fund inception) through August 31, 2021.
(4)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of American Century ETF Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Avantis® Core Fixed Income Fund and Avantis® Short-Term Fixed Income Fund (the “Funds”), two of the funds constituting the American Century ETF Trust, as of August 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and the period from February 24, 2021 (fund inception) through August 31, 2021, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and the period from February 24, 2021 (fund inception) through August 31, 2021, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
October 16, 2024

We have served as the auditor of one or more American Century investment companies since 1997.
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Approval of Management Agreement

At a meeting held on June 20, 2024, the Funds’ Board of Trustees (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for each of the Funds. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees.

Prior to its consideration of the management agreement renewal, the Trustees requested and reviewed extensive data and information compiled by the Advisor and certain independent data providers concerning the Funds. This review was in addition to the oversight and evaluation undertaken by the Board and its Audit Committee on a continual basis and the information received was supplemental to the extensive information that the Board and its Audit Committee receive and consider over time.

In connection with its consideration of the management agreement renewal, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Funds;
•the wide range of programs and services the Advisor and other service providers provide to the Funds and their shareholders on a routine and non-routine basis;
•the Funds’ investment performance compared to appropriate benchmarks and/or peer groups of other funds with similar investment objectives and strategies;
•the cost of owning the Funds compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Funds, the profitability of the Funds to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Funds;
•any collateral benefits derived by the Advisor from the management of the Funds;
•fees and expenses associated with any investment by the Funds in other funds;
•payments to intermediaries by the Funds and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

The independent Trustees met separately in private sessions to discuss the renewal and to review and discuss the information provided in response to their request. The independent Trustees also held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Funds. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling, and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under each Fund’s management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of each Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include the following:

•constructing and designing each Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of each Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
23

•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by each Fund under Rule 12b-1 plans)

Investment Management Services. The nature of the investment management services provided to the Funds is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage each Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board provides oversight of the investment performance process. It regularly reviews investment performance information for each Fund, together with comparative information for appropriate benchmarks over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The performance for Avantis Core Fixed Income Fund and Avantis Short-Term Fixed Income Fund was above each Fund’s respective benchmark for the one-year period reviewed by the Board. The Board found the investment management services provided by the Advisor to each Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides or arranges for a comprehensive package of services to the Funds. The Board, directly and through its Audit Committee, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to each Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Funds, its profitability in managing each Fund (pre- and post-distribution), and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Funds.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to the Funds and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of each Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that each Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1, and, for certain funds, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel). Under the unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of Avantis Short-Term Fixed Income Fund was below the median of the total expense ratios of the Fund’s peer expense universe and was the lowest of the peer expense group. The unified fee charged to shareholders of Avantis Core Fixed Income Fund was the lowest of the total expense ratios of the Fund’s peer expense universe and peer expense group. The Board concluded that the management fee paid by each Fund to the Advisor under its management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to funds or other advisory clients managed
24

similarly to the Funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Funds. The Board analyzed this information and concluded that the fees charged and services provided to the Funds were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by each Fund and the Advisor and services provided in response thereto. These payments could include various payments made by each Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for each Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Funds. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Funds’ operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in each Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to each Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreement are fair and reasonable and that the management fee charged to each Fund is fair in light of the services provided and that the investment management agreement between each Fund and the Advisor should be renewed for an additional one-year period.

25

Other Tax Information
The following information is provided pursuant to provisions of the Internal Revenue Code.

For nonresident alien shareholders, Avantis Core Fixed Income Fund and Avantis Short-Term Fixed Income Fund hereby designate $2,296,281 and $367,896, respectively, or up to the maximum amount allowable, of ordinary income distributions as qualified interest income for the fiscal year ended August 31, 2024.

Contact Us	avantisinvestors.com
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This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-96960 2410

Notes to Financial Statements

AUGUST 31, 2024

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Avantis Core Fixed Income Fund and Avantis Short-Term Fixed Income Fund (collectively, the funds) are two funds in a series issued by the trust. Each of the funds' investment objective is to seek to maximize total return. The funds offer the Institutional Class and G Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the funds are determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the funds to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before each fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Forward Commitments — The funds may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The funds may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the funds may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The funds will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes the funds to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the funds seek to increase their net investment income through the receipt of interest and fees. Such income is reflected separately within the Statements of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedules of Investments and Statements of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of August 31, 2024.

Remaining Contractual Maturity of Agreements
Fund / Securities Lending Transactions(1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Avantis Core Fixed Income Fund
Corporate Bonds	$1,355,555	—	—	—	$1,355,555
Gross amount of recognized liabilities for securities lending transactions					$1,355,555
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the funds' distributor, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.  Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 87% and 26% of the shares of Avantis Core Fixed Income Fund and Avantis Short-Term Fixed Income Fund, respectively.  ACIM owns 43% of the shares of Avantis Short-Term Fixed Income Fund. Related parties do not invest in the funds for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the funds, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses, extraordinary expenses and, in the case of certain funds, fees and expenses of the independent trustees (including legal counsel fees). The fee is computed and accrued daily based on the daily net assets of each class of each fund and paid monthly in arrears.  The investment advisor agreed to waive each fund's G Class management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

For the period ended August 31, 2024, the annual management fee for the Institutional Class and the annual management fee before and after waiver for G Class for each fund are as follows:

		Annual Management Fee
	Institutional Class	G Class Before Waiver	G Class After Waiver
Avantis Core Fixed Income Fund	0.15%	0.15%	0.00%
Avantis Short-Term Fixed Income Fund	0.15%	0.15%	0.00%

4. Investment Transactions

Purchases and sales of investment securities, including TBA transactions and excluding short-term investments, for the period ended August 31, 2024 were as follows:

	Avantis Core Fixed Income Fund	Avantis Short-Term Fixed Income Fund
Purchases of U.S. Treasury and Government Agency obligations	$186,571,973	$687,308
Purchases of other investment securities	$24,572,165	$4,664,441
Total Purchases	$211,144,138	$5,351,749

Sales of U.S. Treasury and Government Agency obligations	$182,013,624	$1,895,483
Sales of other investment securities	$12,527,848	$3,857,241
Total Sales	$194,541,472	$5,752,724

5. Capital Share Transactions

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

	Year ended August 31, 2024		Year ended August 31, 2023
	Shares	Amount	Shares	Amount
Avantis Core Fixed Income Fund
Institutional Class
Sold	543,752	$4,463,843	406,688	$3,399,035
Issued in reinvestment of distributions	30,893	255,832	15,817	131,940
Redeemed	(155,219)	(1,288,344)	(477,386)	(3,973,048)
	419,426	3,431,331	(54,881)	(442,073)
G Class
Sold	3,721,030	30,598,621	2,397,447	20,150,663
Issued in reinvestment of distributions	298,842	2,473,085	149,398	1,248,960
Redeemed	(2,093,874)	(17,357,959)	(1,109,426)	(9,228,985)
	1,925,998	15,713,747	1,437,419	12,170,638
Net increase (decrease)	2,345,424	$19,145,078	1,382,538	$11,728,565

Avantis Short-Term Fixed Income Fund
Institutional Class
Sold	267,661	$2,523,029	128,698	$1,193,534
Issued in reinvestment of distributions	29,866	281,441	18,005	167,066
Redeemed	(383,055)	(3,604,422)	(306,875)	(2,841,382)
	(85,528)	(799,952)	(160,172)	(1,480,782)
G Class
Sold	186,104	1,741,505	125,245	1,163,751
Issued in reinvestment of distributions	16,466	155,264	6,775	62,906
Redeemed	(117,570)	(1,106,832)	(33,154)	(306,907)
	85,000	789,937	98,866	919,750
Net increase (decrease)	(528)	$(10,015)	(61,306)	$(561,032)

6. Fair Value Measurements

The funds' investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedules of Investments provide additional information on the funds' portfolio holdings.

Avantis Core Fixed Income Fund
	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$39,744,156	—
U.S. Treasury Securities	—	15,784,274	—
U.S. Government Agency Mortgage-Backed Securities	—	12,181,439	—
U.S. Government Agency Securities	—	962,625	—
Sovereign Governments and Agencies	—	633,768	—
Short-Term Investments	$1,483,477	6,283,105	—
	$1,483,477	$75,589,367	—
Other Financial Instruments
Swap Agreements	—	$33,958	—

Liabilities
Other Financial Instruments
Futures Contracts	$2	—	—

Avantis Short-Term Fixed Income Fund
	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$9,394,709	—
U.S. Treasury Securities	—	2,499,904	—
U.S. Government Agency Securities	—	383,552	—
Short-Term Investments	—	249,674	—
	—	$12,527,839	—

Liabilities
Other Financial Instruments
Futures Contracts	$480	—	—

7. Derivative Instruments

Credit Risk — The funds are subject to credit risk in the normal course of pursuing their investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments.

The funds' average notional amount to credit risk derivative instruments held during the period were as follows:

Avantis Core Fixed Income Fund	$1,200,000

Interest Rate Risk — The funds are subject to interest rate risk in the normal course of pursuing their investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities.

The funds' average notional exposure to interest rate risk derivative instruments held during the period were as follows:

	Futures Contracts Purchased	Futures Contracts Sold
Avantis Core Fixed Income Fund	$501,565	$395,877
Avantis Short-Term Fixed Income Fund	$213,311	—

Value of Derivative Instruments as of August 31, 2024

	Asset Derivatives		Liability Derivatives
Fund / Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Avantis Core Fixed Income Fund
Credit Risk	Receivable for variation margin on swap agreements*	$182	Payable for variation margin on swap agreements*	—
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	$2
		$182		$2

Avantis Short-Term Fixed Income Fund
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	$406
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Year Ended August 31, 2024

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Fund / Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Avantis Core Fixed Income Fund
Credit Risk	Net realized gain (loss) on swap agreement transactions	$21,019	Change in net unrealized appreciation (depreciation) on swap agreements	$(2,537)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(10,986)	Change in net unrealized appreciation (depreciation) on futures contracts	(7,561)
		$10,033		$(10,098)

Avantis Short-Term Fixed Income Fund
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	$469	Change in net unrealized appreciation (depreciation) on futures contracts	$(2,398)

8. Risk Factors

The value of the funds’ shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the funds and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

A fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The tax character of distributions paid during the years ended August 31, 2024 and August 31, 2023 were as follows:

	2024		2023
	Distributions Paid From:		Distributions Paid From:
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Avantis Core Fixed Income Fund	$2,728,917	—	$1,382,300	—
Avantis Short-Term Fixed Income Fund	$446,459	—	$238,200	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

	Avantis Core Fixed Income Fund	Avantis Short-Term Fixed Income Fund
Federal tax cost of investments	$76,827,143	$12,522,823
Gross tax appreciation of investments	$980,551	$126,052
Gross tax depreciation of investments	(734,850)	(121,036)
Net tax appreciation (depreciation) of investments	245,701	5,016
Net tax appreciation (depreciation) on derivatives	2,207	—
Net tax appreciation (depreciation)	$247,908	$5,016
Other book-to-tax adjustments	$(2,485)	$(33)
Undistributed ordinary income	—	—
Accumulated short-term capital losses	$(2,397,237)	$(124,660)
Accumulated long-term capital losses	$(1,685,264)	$(511,072)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains (losses) on futures contracts. The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes for Avantis Short-Term Fixed Income Fund. Other book-to-tax adjustments are attributable primarily to the tax deferral of losses on straddle positions.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Annual Financial Statements and Other Information

August 31, 2024

Avantis® Responsible U.S. Equity ETF (AVSU)

Schedule of Investments

AUGUST 31, 2024

Avantis Responsible U.S. Equity ETF
	Shares	Value
COMMON STOCKS — 99.9%
Aerospace and Defense — 0.2%
AerSale Corp.(1)	4	$20
Hexcel Corp.	1,159	73,353
Howmet Aerospace, Inc.	275	26,582
L3Harris Technologies, Inc.	331	78,338
Northrop Grumman Corp.	264	138,127
Woodward, Inc.	757	126,154
		442,574
Air Freight and Logistics — 0.9%
CH Robinson Worldwide, Inc.	711	73,596
Expeditors International of Washington, Inc.	3,862	476,609
FedEx Corp.	3,898	1,164,605
Forward Air Corp.	15	477
GXO Logistics, Inc.(1)	1,172	58,659
Hub Group, Inc., Class A	1,874	88,322
Radiant Logistics, Inc.(1)	2,484	15,823
United Parcel Service, Inc., Class B	6,819	876,582
		2,754,673
Automobile Components — 0.6%
American Axle & Manufacturing Holdings, Inc.(1)	4,814	30,954
Aptiv PLC(1)	1,903	136,122
Autoliv, Inc.	2,797	286,609
BorgWarner, Inc.	4,884	166,398
Dana, Inc.	5,415	61,135
Dorman Products, Inc.(1)	637	72,248
Fox Factory Holding Corp.(1)	12	486
Gentex Corp.	3,688	115,545
Gentherm, Inc.(1)	455	22,996
Goodyear Tire & Rubber Co.(1)	9,087	80,147
LCI Industries	780	91,915
Lear Corp.	1,009	117,700
Modine Manufacturing Co.(1)	2,601	316,151
Motorcar Parts of America, Inc.(1)	856	5,675
Patrick Industries, Inc.	989	127,799
Phinia, Inc.	1,827	87,623
Standard Motor Products, Inc.	412	13,312
Visteon Corp.(1)	670	67,824
		1,800,639
Automobiles — 1.5%
Ford Motor Co.	67,864	759,398
General Motors Co.	22,752	1,132,594
Harley-Davidson, Inc.	4,436	166,084
Lucid Group, Inc.(1)	2,188	8,796
Rivian Automotive, Inc., Class A(1)	560	7,913
Tesla, Inc.(1)	9,120	1,952,683
Thor Industries, Inc.	1,487	159,496
Winnebago Industries, Inc.	1,159	69,146
		4,256,110
Banks — 5.9%
ACNB Corp.	412	17,312
2

Avantis Responsible U.S. Equity ETF
	Shares	Value
Amalgamated Financial Corp.	181	$5,971
Amerant Bancorp, Inc.	1,061	23,406
Associated Banc-Corp.	4,138	94,677
Atlantic Union Bankshares Corp.	1,248	49,521
Banc of California, Inc.	1,300	18,486
BancFirst Corp.	412	43,837
Bancorp, Inc.(1)	1,637	85,779
Bank First Corp.	26	2,445
Bank of America Corp.	35,990	1,466,593
Bank of Hawaii Corp.	1,023	67,897
Bank OZK	3,244	140,627
BankUnited, Inc.	2,201	84,584
Banner Corp.	1,024	61,000
Bar Harbor Bankshares	560	17,954
BayCom Corp.	708	16,305
Berkshire Hills Bancorp, Inc.	1,152	31,726
BOK Financial Corp.	722	75,774
Business First Bancshares, Inc.	190	4,640
Byline Bancorp, Inc.	708	19,647
Camden National Corp.	412	16,472
Central Pacific Financial Corp.	1,004	27,620
Citigroup, Inc.	18,592	1,164,603
Citizens Financial Group, Inc.	8,457	364,074
City Holding Co.	264	31,347
Columbia Banking System, Inc.	5,246	132,094
Columbia Financial, Inc.(1)	708	12,574
Comerica, Inc.	3,393	193,774
Commerce Bancshares, Inc.	2,213	141,544
Community Financial System, Inc.	726	44,402
CrossFirst Bankshares, Inc.(1)	1,361	23,681
Cullen/Frost Bankers, Inc.	861	96,630
CVB Financial Corp.	2,654	48,887
Dime Community Bancshares, Inc.	1,189	30,926
Eagle Bancorp, Inc.	856	18,635
East West Bancorp, Inc.	3,393	285,250
Enterprise Financial Services Corp.	840	44,444
Farmers & Merchants Bancorp, Inc.	412	11,326
Farmers National Banc Corp.	321	4,992
FB Financial Corp.	775	37,371
Fifth Third Bancorp	11,423	487,648
First BanCorp	5,777	123,512
First Bancorp, Inc.	560	15,618
First Bancorp/Southern Pines NC	756	32,115
First Bancshares, Inc.	158	5,413
First Busey Corp.	1,699	45,958
First Business Financial Services, Inc.	522	23,683
First Citizens BancShares, Inc., Class A	126	255,868
First Commonwealth Financial Corp.	2,358	40,605
First Financial Bancorp	1,922	50,875
First Financial Bankshares, Inc.	1,903	69,593
First Financial Corp.	412	18,416
First Hawaiian, Inc.	2,522	61,360
First Horizon Corp.	13,844	229,672
First Interstate BancSystem, Inc., Class A	1,152	35,770
3

Avantis Responsible U.S. Equity ETF
	Shares	Value
First Merchants Corp.	1,079	$42,081
First Mid Bancshares, Inc.	475	19,133
First of Long Island Corp.	708	9,041
Flushing Financial Corp.	856	12,498
FNB Corp.	7,712	115,526
FS Bancorp, Inc.	560	24,545
German American Bancorp, Inc.	560	22,462
Glacier Bancorp, Inc.	1,448	68,490
HarborOne Bancorp, Inc.	330	4,356
Heartland Financial USA, Inc.	990	55,202
Heritage Financial Corp.	9	206
Hilltop Holdings, Inc.	1,000	32,850
Home BancShares, Inc.	2,945	81,989
HomeStreet, Inc.	708	11,328
HomeTrust Bancshares, Inc.	560	20,418
Hope Bancorp, Inc.	3,272	41,849
Horizon Bancorp, Inc.	311	4,982
Huntington Bancshares, Inc.	16,771	251,062
Independent Bank Corp.	874	55,333
Independent Bank Corp. (Michigan)	708	23,987
Independent Bank Group, Inc.	692	40,288
JPMorgan Chase & Co.	17,101	3,844,305
KeyCorp	20,950	357,407
Lakeland Financial Corp.	454	30,940
M&T Bank Corp.	3,244	558,325
Mercantile Bank Corp.	481	22,116
Meridian Corp.	427	4,975
National Bank Holdings Corp., Class A	959	42,014
NBT Bancorp, Inc.	1,174	57,479
Nicolet Bankshares, Inc.	30	2,949
Northeast Bank	412	29,256
Northfield Bancorp, Inc.	1,152	13,962
Old National Bancorp	5,666	112,470
Old Second Bancorp, Inc.	923	15,719
OP Bancorp	311	4,006
Origin Bancorp, Inc.	152	5,087
Pacific Premier Bancorp, Inc.	2,072	53,250
Park National Corp.	303	53,264
Pathward Financial, Inc.	560	38,539
PCB Bancorp	708	13,636
Peoples Bancorp, Inc.	973	31,136
Pinnacle Financial Partners, Inc.	1,010	100,566
PNC Financial Services Group, Inc.	3,394	628,195
Popular, Inc.	2,797	286,693
Premier Financial Corp.	1,096	27,466
Prosperity Bancshares, Inc.	1,457	107,206
Provident Financial Services, Inc.	2,982	56,867
QCR Holdings, Inc.	509	39,259
Regions Financial Corp.	18,853	441,537
Renasant Corp.	1,004	35,140
S&T Bancorp, Inc.	963	41,380
Sandy Spring Bancorp, Inc.	1,341	41,973
Seacoast Banking Corp. of Florida	1,341	36,690
Sierra Bancorp	560	16,873
4

Avantis Responsible U.S. Equity ETF
	Shares	Value
Simmons First National Corp., Class A	1,736	$37,185
Southern Missouri Bancorp, Inc.	264	15,267
Southside Bancshares, Inc.	770	26,357
Stock Yards Bancorp, Inc.	369	22,361
Synovus Financial Corp.	4,342	200,253
TFS Financial Corp.	1,004	13,634
Towne Bank	1,693	58,662
TriCo Bancshares	126	5,728
Truist Financial Corp.	11,573	514,536
TrustCo Bank Corp.	560	19,510
Trustmark Corp.	1,324	44,102
U.S. Bancorp	12,018	567,610
UMB Financial Corp.	873	90,434
United Community Banks, Inc.	2,422	73,798
Valley National Bancorp	8,308	72,113
Veritex Holdings, Inc.	1,392	35,065
WaFd, Inc.	1,833	67,216
Webster Financial Corp.	2,946	139,729
WesBanco, Inc.	969	31,212
Westamerica BanCorp	726	37,600
Western Alliance Bancorp	2,225	181,738
Wintrust Financial Corp.	1,604	174,515
Zions Bancorp NA	4,138	205,079
		17,276,943
Beverages — 1.0%
Brown-Forman Corp., Class A	192	8,784
Brown-Forman Corp., Class B	1,235	56,304
Coca-Cola Co.	15,436	1,118,647
Constellation Brands, Inc., Class A	868	208,936
Duckhorn Portfolio, Inc.(1)	2	13
Keurig Dr. Pepper, Inc.	3,840	140,582
Molson Coors Beverage Co., Class B	3,244	175,079
PepsiCo, Inc.	5,926	1,024,487
Vita Coco Co., Inc.(1)	1,554	40,590
		2,773,422
Biotechnology — 3.1%
AbbVie, Inc.	8,607	1,689,640
Agios Pharmaceuticals, Inc.(1)	906	41,595
Alkermes PLC(1)	908	25,833
Alnylam Pharmaceuticals, Inc.(1)	116	30,472
Altimmune, Inc.(1)(2)	860	5,762
Amgen, Inc.	2,964	989,472
AnaptysBio, Inc.(1)	337	12,836
Anika Therapeutics, Inc.(1)	321	8,250
Apogee Therapeutics, Inc.(1)(2)	342	17,500
Biogen, Inc.(1)	1,414	289,531
BioMarin Pharmaceutical, Inc.(1)	1,755	160,074
Blueprint Medicines Corp.(1)	16	1,529
Catalyst Pharmaceuticals, Inc.(1)	1,709	34,607
CRISPR Therapeutics AG(1)	257	12,264
Cytokinetics, Inc.(1)	576	32,878
Denali Therapeutics, Inc.(1)	773	18,892
Dynavax Technologies Corp.(1)	4,755	53,351
Editas Medicine, Inc.(1)	1,156	4,323
5

Avantis Responsible U.S. Equity ETF
	Shares	Value
Emergent BioSolutions, Inc.(1)	856	$7,113
Enanta Pharmaceuticals, Inc.(1)	264	3,400
Entrada Therapeutics, Inc.(1)	614	10,868
Exact Sciences Corp.(1)	573	35,348
Exelixis, Inc.(1)	4,435	115,443
Gilead Sciences, Inc.	15,599	1,232,321
GRAIL, Inc.(1)	74	1,044
Halozyme Therapeutics, Inc.(1)	3,095	197,616
HilleVax, Inc.(1)	454	849
Incyte Corp.(1)	2,053	134,800
Insmed, Inc.(1)	818	62,553
Ionis Pharmaceuticals, Inc.(1)	1,189	56,692
Ironwood Pharmaceuticals, Inc.(1)	5,315	26,894
Kura Oncology, Inc.(1)	1,023	21,544
Madrigal Pharmaceuticals, Inc.(1)(2)	8	1,977
Merus NV(1)	8	408
Moderna, Inc.(1)	3,146	243,500
Myriad Genetics, Inc.(1)	560	15,865
Neurocrine Biosciences, Inc.(1)	871	110,669
PTC Therapeutics, Inc.(1)	476	16,812
Regeneron Pharmaceuticals, Inc.(1)	840	995,140
REGENXBIO, Inc.(1)	1,359	16,607
Relay Therapeutics, Inc.(1)	5	34
Rocket Pharmaceuticals, Inc.(1)	260	4,901
Tango Therapeutics, Inc.(1)	725	8,577
Tyra Biosciences, Inc.(1)	10	228
Ultragenyx Pharmaceutical, Inc.(1)	18	1,022
United Therapeutics Corp.(1)	907	329,740
Vanda Pharmaceuticals, Inc.(1)	1,300	6,877
Vaxcyte, Inc.(1)	28	2,261
Vertex Pharmaceuticals, Inc.(1)	3,882	1,925,045
Verve Therapeutics, Inc.(1)	6	40
Viking Therapeutics, Inc.(1)	487	31,226
Xencor, Inc.(1)	872	15,251
		9,061,474
Broadline Retail — 3.0%
Amazon.com, Inc.(1)	36,332	6,485,262
Coupang, Inc.(1)	19,169	424,593
Dillard's, Inc., Class A	116	39,321
eBay, Inc.	1,793	105,966
Etsy, Inc.(1)	725	39,940
Kohl's Corp.	5,059	98,094
Macy's, Inc.	11,423	177,856
MercadoLibre, Inc.(1)	554	1,142,160
Nordstrom, Inc.	2,691	60,117
Ollie's Bargain Outlet Holdings, Inc.(1)	990	88,665
		8,661,974
Building Products — 1.5%
A.O. Smith Corp.	2,798	234,249
AAON, Inc.	942	89,970
Advanced Drainage Systems, Inc.	2,438	382,181
Allegion PLC	712	98,854
Apogee Enterprises, Inc.	911	60,837
Armstrong World Industries, Inc.	1,606	203,577
6

Avantis Responsible U.S. Equity ETF
	Shares	Value
AZEK Co., Inc.(1)	1,024	$43,653
AZZ, Inc.	236	19,628
Builders FirstSource, Inc.(1)	2,360	410,640
Carlisle Cos., Inc.	1,149	486,946
Carrier Global Corp.	3,556	258,806
Fortune Brands Innovations, Inc.	892	70,834
Gibraltar Industries, Inc.(1)	1,161	80,887
Griffon Corp.	1,721	113,913
Hayward Holdings, Inc.(1)	856	12,703
Insteel Industries, Inc.	708	24,355
Janus International Group, Inc.(1)	5,068	55,697
JELD-WEN Holding, Inc.(1)	3,179	45,269
Johnson Controls International PLC	1,308	95,288
Lennox International, Inc.	418	246,699
Masco Corp.	1,021	81,231
Masterbrand, Inc.(1)	4,701	75,404
Owens Corning	2,295	387,235
Quanex Building Products Corp.	1,639	45,286
Simpson Manufacturing Co., Inc.	957	175,188
Trane Technologies PLC	712	257,502
Trex Co., Inc.(1)	2,223	141,694
UFP Industries, Inc.	1,688	205,379
Zurn Elkay Water Solutions Corp.	1,672	54,223
		4,458,128
Capital Markets — 4.7%
Affiliated Managers Group, Inc.	116	20,164
Ameriprise Financial, Inc.	2,451	1,101,577
ARES Management Corp., Class A	861	126,050
Artisan Partners Asset Management, Inc., Class A	1,755	72,991
Bank of New York Mellon Corp.	8,308	566,772
BlackRock, Inc.	573	516,737
Blackstone, Inc.	3,703	527,159
Carlyle Group, Inc.	6,225	249,809
Cboe Global Markets, Inc.	573	117,694
Charles Schwab Corp.	9,486	617,539
CME Group, Inc.	2,103	453,701
Cohen & Steers, Inc.	856	76,492
Coinbase Global, Inc., Class A(1)	1,605	294,293
Diamond Hill Investment Group, Inc.	116	18,332
Donnelley Financial Solutions, Inc.(1)	560	37,330
Evercore, Inc., Class A	1,009	247,952
FactSet Research Systems, Inc.	424	179,284
Federated Hermes, Inc.	1,448	49,666
Franklin Resources, Inc.	4,287	86,769
Goldman Sachs Group, Inc.	3,244	1,655,251
Houlihan Lokey, Inc.	1,513	236,966
Intercontinental Exchange, Inc.	1,159	187,237
Invesco Ltd.	7,117	121,630
Janus Henderson Group PLC	2,500	94,025
Jefferies Financial Group, Inc.	4,875	292,256
KKR & Co., Inc.	5,491	679,621
Lazard, Inc.	2,798	140,208
LPL Financial Holdings, Inc.	1,009	226,359
MarketAxess Holdings, Inc.	414	100,350
7

Avantis Responsible U.S. Equity ETF
	Shares	Value
Moelis & Co., Class A	1,596	$106,597
Moody's Corp.	722	352,148
Morgan Stanley	10,248	1,061,795
Morningstar, Inc.	116	36,397
MSCI, Inc.	126	73,154
Nasdaq, Inc.	412	29,697
Northern Trust Corp.	3,095	282,295
Open Lending Corp., Class A(1)	2,040	11,750
Piper Sandler Cos.	712	194,162
Raymond James Financial, Inc.	3,704	442,887
S&P Global, Inc.	1,200	615,888
SEI Investments Co.	3,096	209,383
State Street Corp.	4,055	353,191
Stifel Financial Corp.	2,945	259,572
T. Rowe Price Group, Inc.	2,053	217,700
Tradeweb Markets, Inc., Class A	573	67,752
Victory Capital Holdings, Inc., Class A	856	46,712
Virtu Financial, Inc., Class A	4,040	124,068
		13,579,362
Chemicals — 0.7%
Albemarle Corp.	1,319	119,040
Arcadium Lithium PLC(1)	16,347	44,300
Ashland, Inc.	1,066	95,407
Avient Corp.	1,364	67,013
Axalta Coating Systems Ltd.(1)	2,351	85,812
Balchem Corp.	4	708
DuPont de Nemours, Inc.	3,108	261,849
Element Solutions, Inc.	708	18,932
Hawkins, Inc.	998	126,417
Huntsman Corp.	5,329	117,504
Ingevity Corp.(1)	1,175	46,448
International Flavors & Fragrances, Inc.	1,170	121,668
Koppers Holdings, Inc.	414	16,386
Minerals Technologies, Inc.	1,063	81,957
PPG Industries, Inc.	861	111,698
PureCycle Technologies, Inc.(1)(2)	5,542	33,806
Quaker Chemical Corp.	327	55,351
RPM International, Inc.	1,736	201,810
Sherwin-Williams Co.	1,308	483,136
Stepan Co.	462	35,865
Trinseo PLC	22	96
		2,125,203
Commercial Services and Supplies — 0.6%
ACCO Brands Corp.	1,303	7,140
Brady Corp., Class A	1,002	74,188
Cintas Corp.	573	461,334
Civeo Corp.	708	20,143
Clean Harbors, Inc.(1)	756	185,900
Copart, Inc.(1)	7,189	380,729
Deluxe Corp.	560	11,530
Ennis, Inc.	856	20,467
Healthcare Services Group, Inc.(1)	856	9,322
HNI Corp.	1,515	81,583
Interface, Inc.	2,997	56,583
8

Avantis Responsible U.S. Equity ETF
	Shares	Value
Liquidity Services, Inc.(1)	1,004	$21,857
MillerKnoll, Inc.	3,308	97,421
MSA Safety, Inc.	203	37,074
OPENLANE, Inc.(1)	104	1,802
Pitney Bowes, Inc.	574	4,058
Rollins, Inc.	1,320	66,238
Steelcase, Inc., Class A	4,300	60,802
Tetra Tech, Inc.	275	65,379
UniFirst Corp.	158	29,971
Veralto Corp.	481	54,079
Vestis Corp.	262	3,686
Viad Corp.(1)	7	241
		1,751,527
Communications Equipment — 0.6%
ADTRAN Holdings, Inc.(1)	739	4,124
Arista Networks, Inc.(1)	1,903	672,482
Ciena Corp.(1)	2,362	136,169
Cisco Systems, Inc.	8,603	434,795
Extreme Networks, Inc.(1)	2,649	41,722
F5, Inc.(1)	275	55,866
Juniper Networks, Inc.	1,768	68,740
Lumentum Holdings, Inc.(1)	234	13,481
Motorola Solutions, Inc.	424	187,425
NETGEAR, Inc.(1)	414	6,719
NetScout Systems, Inc.(1)	201	4,317
Viasat, Inc.(1)	1,777	27,899
Viavi Solutions, Inc.(1)	6	52
		1,653,791
Construction and Engineering — 0.3%
AECOM	288	28,840
API Group Corp.(1)	1,621	57,627
Comfort Systems USA, Inc.	1,135	401,245
Granite Construction, Inc.	633	47,576
Limbach Holdings, Inc.(1)	657	42,462
MYR Group, Inc.(1)	418	42,135
Sterling Infrastructure, Inc.(1)	1,271	151,923
WillScot Holdings Corp.(1)	3,115	120,052
		891,860
Construction Materials — 0.1%
Knife River Corp.(1)	1,595	125,798
Vulcan Materials Co.	431	105,685
		231,483
Consumer Finance — 1.6%
Ally Financial, Inc.	9,340	403,395
American Express Co.	2,798	723,703
Bread Financial Holdings, Inc.	1,903	110,697
Capital One Financial Corp.	6,102	896,567
Credit Acceptance Corp.(1)	126	58,783
Discover Financial Services	6,075	842,663
Encore Capital Group, Inc.(1)	1,169	58,543
Enova International, Inc.(1)	560	48,009
Green Dot Corp., Class A(1)	1,152	12,868
LendingClub Corp.(1)	3,746	45,514
Navient Corp.	3,543	59,983
9

Avantis Responsible U.S. Equity ETF
	Shares	Value
Nelnet, Inc., Class A	264	$30,513
OneMain Holdings, Inc.	3,988	197,047
PRA Group, Inc.(1)	560	13,059
PROG Holdings, Inc.	1,326	62,004
Regional Management Corp.	412	13,814
SLM Corp.	10,232	225,718
SoFi Technologies, Inc.(1)(2)	6,671	53,301
Synchrony Financial	13,061	656,446
World Acceptance Corp.(1)	116	13,671
		4,526,298
Consumer Staples Distribution & Retail — 2.8%
Andersons, Inc.	1,277	65,089
Chefs' Warehouse, Inc.(1)	481	20,601
Costco Wholesale Corp.	2,850	2,543,283
Dollar General Corp.	1,903	157,892
Dollar Tree, Inc.(1)	3,418	288,787
Kroger Co.	14,440	768,352
Natural Grocers by Vitamin Cottage, Inc.	935	24,890
PriceSmart, Inc.	782	70,052
SpartanNash Co.	1,520	33,577
Sprouts Farmers Market, Inc.(1)	4,882	507,972
Sysco Corp.	2,782	216,912
Target Corp.	7,100	1,090,702
U.S. Foods Holding Corp.(1)	425	25,164
United Natural Foods, Inc.(1)	2,336	35,344
Walgreens Boots Alliance, Inc.	2,274	21,034
Walmart, Inc.	29,833	2,304,003
		8,173,654
Containers and Packaging — 0.7%
AptarGroup, Inc.	873	133,735
Ardagh Metal Packaging SA	1,892	6,773
Avery Dennison Corp.	563	124,902
Ball Corp.	5,126	327,090
Berry Global Group, Inc.	560	38,562
Crown Holdings, Inc.	1,023	92,489
Graphic Packaging Holding Co.	8,351	249,946
Greif, Inc., Class A	774	48,391
Greif, Inc., Class B	116	7,818
Myers Industries, Inc.	16	245
Packaging Corp. of America	2,660	557,376
Sealed Air Corp.	2,053	71,752
Silgan Holdings, Inc.	560	29,271
Smurfit WestRock PLC	4,896	232,168
Sonoco Products Co.	2,947	166,712
TriMas Corp.	364	9,286
		2,096,516
Distributors — 0.2%
Genuine Parts Co.	2,201	315,315
LKQ Corp.	1,220	50,740
Pool Corp.	413	145,219
		511,274
Diversified Consumer Services — 0.3%
ADT, Inc.	1,596	11,635
Adtalem Global Education, Inc.(1)	725	54,890
10

Avantis Responsible U.S. Equity ETF
	Shares	Value
Bright Horizons Family Solutions, Inc.(1)	116	$16,324
Frontdoor, Inc.(1)	856	41,156
Graham Holdings Co., Class B	126	100,194
Grand Canyon Education, Inc.(1)	1,159	168,067
H&R Block, Inc.	856	54,193
Laureate Education, Inc., Class A	5,447	83,993
OneSpaWorld Holdings Ltd.	1,596	25,328
Perdoceo Education Corp.	2,632	59,062
Service Corp. International	2,052	160,610
Stride, Inc.(1)	856	70,483
Udemy, Inc.(1)	2	17
Universal Technical Institute, Inc.(1)	1,892	33,015
		878,967
Diversified Telecommunication Services — 1.1%
AT&T, Inc.	70,074	1,394,472
Cogent Communications Holdings, Inc.	19	1,330
Frontier Communications Parent, Inc.(1)	8,565	246,672
Iridium Communications, Inc.	3,106	80,135
Shenandoah Telecommunications Co.	1,213	18,340
Verizon Communications, Inc.	33,164	1,385,592
		3,126,541
Electric Utilities — 0.4%
Constellation Energy Corp.	2,134	419,758
Edison International	4,906	426,969
Exelon Corp.	7,350	279,961
		1,126,688
Electrical Equipment — 0.7%
Acuity Brands, Inc.	524	133,463
AMETEK, Inc.	1,021	174,642
Array Technologies, Inc.(1)	990	6,643
Atkore, Inc.	1,904	177,700
Eaton Corp. PLC	1,010	309,999
Emerson Electric Co.	364	38,362
EnerSys	985	99,810
Generac Holdings, Inc.(1)	758	118,650
Hubbell, Inc.	414	165,567
LSI Industries, Inc.	928	14,764
NEXTracker, Inc., Class A(1)	4,246	172,685
nVent Electric PLC	1,159	78,766
Regal Rexnord Corp.	575	96,491
Rockwell Automation, Inc.	275	74,808
Sensata Technologies Holding PLC	412	15,883
Sunrun, Inc.(1)(2)	1,004	20,602
Thermon Group Holdings, Inc.(1)	776	24,390
Vertiv Holdings Co.	5,415	449,607
		2,172,832
Electronic Equipment, Instruments and Components — 1.4%
Advanced Energy Industries, Inc.	680	72,141
Amphenol Corp., Class A	3,515	237,087
Arrow Electronics, Inc.(1)	872	117,790
Avnet, Inc.	2,053	113,285
Badger Meter, Inc.	264	54,632
Bel Fuse, Inc., Class B	161	10,921
Belden, Inc.	310	33,257
11

Avantis Responsible U.S. Equity ETF
	Shares	Value
Benchmark Electronics, Inc.	560	$23,806
CDW Corp.	1,009	227,671
Cognex Corp.	738	29,800
Coherent Corp.(1)	1,664	129,709
Corning, Inc.	15,108	632,270
CTS Corp.	708	34,869
ePlus, Inc.(1)	306	29,364
Fabrinet(1)	563	137,175
Flex Ltd.(1)	12,764	414,702
Insight Enterprises, Inc.(1)	438	95,077
IPG Photonics Corp.(1)	425	29,057
Jabil, Inc.	4,229	462,145
Keysight Technologies, Inc.(1)	1,755	270,481
Kimball Electronics, Inc.(1)	414	7,638
Knowles Corp.(1)	1,300	23,985
Littelfuse, Inc.	276	75,127
Methode Electronics, Inc.	560	5,835
Novanta, Inc.(1)	116	21,260
OSI Systems, Inc.(1)	283	42,413
PC Connection, Inc.	264	19,293
Plexus Corp.(1)	308	39,458
Sanmina Corp.(1)	1,024	71,045
ScanSource, Inc.(1)	560	28,526
TD SYNNEX Corp.	264	32,055
TE Connectivity Ltd.	2,351	361,114
Trimble, Inc.(1)	412	23,356
TTM Technologies, Inc.(1)	2,237	43,510
Vishay Intertechnology, Inc.	4,289	86,423
Vishay Precision Group, Inc.(1)	563	15,544
Vontier Corp.	1,175	41,160
Zebra Technologies Corp., Class A(1)	116	40,064
		4,133,045
Energy Equipment and Services — 0.0%
Geospace Technologies Corp.(1)	796	8,215
Entertainment — 0.8%
AMC Entertainment Holdings, Inc., Class A(1)	4,134	19,925
Electronic Arts, Inc.	1,457	221,202
IMAX Corp.(1)	856	18,139
Liberty Media Corp.-Liberty Live, Class C(1)	281	11,344
Live Nation Entertainment, Inc.(1)	722	70,518
Marcus Corp.	787	11,136
Netflix, Inc.(1)	1,214	851,439
Playstudios, Inc.(1)	3,668	5,575
Playtika Holding Corp.	54	409
Roku, Inc.(1)	302	20,466
Sphere Entertainment Co.(1)	412	19,199
Take-Two Interactive Software, Inc.(1)	2,493	403,143
TKO Group Holdings, Inc.	1,194	141,166
Walt Disney Co.	3,702	334,587
Warner Bros Discovery, Inc.(1)	9,242	72,457
		2,200,705
Financial Services — 2.7%
Apollo Global Management, Inc.	4,174	483,057
AvidXchange Holdings, Inc.(1)	856	6,908
12

Avantis Responsible U.S. Equity ETF
	Shares	Value
Cannae Holdings, Inc.	1,300	$26,026
Cass Information Systems, Inc.	412	17,897
Corpay, Inc.(1)	562	177,339
Enact Holdings, Inc.	708	25,169
Equitable Holdings, Inc.	13,062	555,396
Essent Group Ltd.	3,094	198,913
Euronet Worldwide, Inc.(1)	389	41,977
EVERTEC, Inc.	1,323	45,313
Federal Agricultural Mortgage Corp., Class C	303	59,833
Fidelity National Information Services, Inc.	1,020	84,099
Fiserv, Inc.(1)	1,039	181,409
Global Payments, Inc.	575	63,831
Jack Henry & Associates, Inc.	1,307	226,150
Marqeta, Inc., Class A(1)	117	624
Mastercard, Inc., Class A	3,840	1,856,026
MGIC Investment Corp.	9,038	229,836
NCR Atleos Corp.(1)	698	19,970
NMI Holdings, Inc., Class A(1)	3,095	127,112
Payoneer Global, Inc.(1)	4,775	35,478
PayPal Holdings, Inc.(1)	3,255	235,760
PennyMac Financial Services, Inc.	1,159	125,172
Radian Group, Inc.	5,180	187,257
Rocket Cos., Inc., Class A(1)	1,278	25,113
Shift4 Payments, Inc., Class A(1)	308	25,595
Visa, Inc., Class A	8,396	2,320,403
Voya Financial, Inc.	3,096	219,290
Walker & Dunlop, Inc.	1,175	125,795
Western Union Co.	5,777	70,479
WEX, Inc.(1)	275	52,531
		7,849,758
Food Products — 0.7%
Alico, Inc.	44	1,289
Archer-Daniels-Midland Co.	878	53,549
Bunge Global SA	3,426	347,328
Campbell Soup Co.	1,170	58,172
Darling Ingredients, Inc.(1)	3,542	147,808
Dole PLC	2,251	36,264
General Mills, Inc.	1,897	137,134
Hershey Co.	1,308	252,523
J.M. Smucker Co.	1,308	150,001
John B Sanfilippo & Son, Inc.	159	15,084
Kellanova	1,308	105,438
Lamb Weston Holdings, Inc.	1,375	85,140
Lancaster Colony Corp.	275	46,959
McCormick & Co., Inc.	574	45,937
Mondelez International, Inc., Class A	5,213	374,346
Vital Farms, Inc.(1)	608	19,122
WK Kellogg Co.	2,683	46,067
		1,922,161
Ground Transportation — 2.1%
ArcBest Corp.	1,009	107,257
Covenant Logistics Group, Inc.	306	16,117
CSX Corp.	28,893	990,163
Heartland Express, Inc.	1,152	14,262
13

Avantis Responsible U.S. Equity ETF
	Shares	Value
JB Hunt Transport Services, Inc.	2,052	$355,406
Knight-Swift Transportation Holdings, Inc.	2,215	116,022
Landstar System, Inc.	1,170	213,595
Marten Transport Ltd.	2,099	36,627
Norfolk Southern Corp.	3,116	798,195
Old Dominion Freight Line, Inc.	3,154	608,091
RXO, Inc.(1)	2,098	59,709
Ryder System, Inc.	1,903	276,392
Saia, Inc.(1)	712	267,591
Schneider National, Inc., Class B	2,052	55,630
Uber Technologies, Inc.(1)	4,281	313,069
U-Haul Holding Co.(1)	151	10,724
U-Haul Holding Co.	1,551	106,011
Union Pacific Corp.	6,762	1,731,681
XPO, Inc.(1)	1,078	123,560
		6,200,102
Health Care Equipment and Supplies — 1.5%
Abbott Laboratories	5,499	622,872
Align Technology, Inc.(1)	590	139,960
Avanos Medical, Inc.(1)	560	13,563
Baxter International, Inc.	1,754	66,547
Becton Dickinson & Co.	722	175,020
Boston Scientific Corp.(1)	5,925	484,606
Cooper Cos., Inc.(1)	1,123	118,735
Dentsply Sirona, Inc.	1,944	49,164
Dexcom, Inc.(1)	2,065	143,187
Edwards Lifesciences Corp.(1)	3,556	248,778
Embecta Corp.	276	4,510
GE HealthCare Technologies, Inc.	385	32,656
Globus Medical, Inc., Class A(1)	724	52,635
Haemonetics Corp.(1)	617	46,633
Hologic, Inc.(1)	1,319	107,155
IDEXX Laboratories, Inc.(1)	791	380,732
Inogen, Inc.(1)	66	810
Insulet Corp.(1)	116	23,521
Intuitive Surgical, Inc.(1)	932	459,131
Masimo Corp.(1)	676	79,443
Medtronic PLC	4,436	392,941
Merit Medical Systems, Inc.(1)	166	16,049
Neogen Corp.(1)	670	11,557
OraSure Technologies, Inc.(1)	1,897	8,499
Penumbra, Inc.(1)	116	23,469
PROCEPT BioRobotics Corp.(1)	20	1,580
QuidelOrtho Corp.(1)	1,025	43,306
ResMed, Inc.	424	103,888
Stryker Corp.	860	309,961
Teleflex, Inc.	276	67,667
UFP Technologies, Inc.(1)	42	14,332
Zimmer Biomet Holdings, Inc.	1,457	168,225
Zimvie, Inc.(1)	979	16,976
		4,428,108
Health Care Providers and Services — 2.2%
Acadia Healthcare Co., Inc.(1)	725	59,399
Accolade, Inc.(1)	463	2,009
14

Avantis Responsible U.S. Equity ETF
	Shares	Value
agilon health, Inc.(1)	1,449	$5,912
AMN Healthcare Services, Inc.(1)	1,318	69,894
Astrana Health, Inc.(1)	239	11,422
Cardinal Health, Inc.	2,225	250,802
Castle Biosciences, Inc.(1)	158	4,688
Cencora, Inc.	1,606	384,749
Centene Corp.(1)	6,580	518,701
Chemed Corp.	126	73,857
Cigna Group	799	289,086
CorVel Corp.(1)	215	68,957
Cross Country Healthcare, Inc.(1)	1,097	16,367
CVS Health Corp.	2,477	141,784
DaVita, Inc.(1)	425	64,141
Elevance Health, Inc.	1,706	950,054
Encompass Health Corp.	1,118	104,030
Ensign Group, Inc.	1,456	220,380
Fulgent Genetics, Inc.(1)	453	10,220
Guardant Health, Inc.(1)	12	307
HCA Healthcare, Inc.	573	226,673
HealthEquity, Inc.(1)	722	57,442
Henry Schein, Inc.(1)	887	62,578
Hims & Hers Health, Inc.(1)	24	354
Humana, Inc.	892	316,187
Labcorp Holdings, Inc.	1,057	242,994
McKesson Corp.	563	315,888
Molina Healthcare, Inc.(1)	1,652	577,853
National Research Corp.	412	9,394
NeoGenomics, Inc.(1)	686	11,333
Owens & Minor, Inc.(1)	2,088	32,448
Patterson Cos., Inc.	1,321	29,709
Premier, Inc., Class A	2,272	46,281
Quest Diagnostics, Inc.	199	31,237
UnitedHealth Group, Inc.	2,007	1,184,531
		6,391,661
Health Care Technology — 0.0%
Doximity, Inc., Class A(1)	13	478
Health Catalyst, Inc.(1)	942	6,773
Teladoc Health, Inc.(1)	412	2,954
Veeva Systems, Inc., Class A(1)	494	106,922
		117,127
Hotels, Restaurants and Leisure — 1.4%
Airbnb, Inc., Class A(1)	872	102,294
Aramark	560	20,513
BJ's Restaurants, Inc.(1)	560	17,153
Bloomin' Brands, Inc.	2,646	46,305
Booking Holdings, Inc.	194	758,391
Cheesecake Factory, Inc.	1,755	68,989
Chipotle Mexican Grill, Inc.(1)	15,816	886,961
Choice Hotels International, Inc.(2)	811	103,476
Cracker Barrel Old Country Store, Inc.(2)	871	34,474
Darden Restaurants, Inc.	2,279	360,424
Dave & Buster's Entertainment, Inc.(1)	560	17,550
DoorDash, Inc., Class A(1)	718	92,414
Hilton Grand Vacations, Inc.(1)	167	6,443
15

Avantis Responsible U.S. Equity ETF
	Shares	Value
Jack in the Box, Inc.	306	$15,104
Marriott Vacations Worldwide Corp.	116	8,584
McDonald's Corp.	1,771	511,217
Papa John's International, Inc.	177	8,384
Planet Fitness, Inc., Class A(1)	378	30,697
Playa Hotels & Resorts NV(1)	1,457	11,481
Potbelly Corp.(1)	997	7,956
Sabre Corp.(1)	1,596	4,868
Six Flags Entertainment Corp.	234	10,245
Starbucks Corp.	2,052	194,058
Texas Roadhouse, Inc.	2,202	371,588
Travel & Leisure Co.	454	20,094
United Parks & Resorts, Inc.(1)	264	12,994
Vail Resorts, Inc.	137	24,893
Wendy's Co.	2,072	35,058
Wingstop, Inc.	137	52,897
Wyndham Hotels & Resorts, Inc.	707	55,641
Yum! Brands, Inc.	1,021	137,753
		4,028,899
Household Durables — 2.0%
Beazer Homes USA, Inc.(1)	1,004	31,405
Cavco Industries, Inc.(1)	165	68,198
Century Communities, Inc.	973	97,368
Champion Homes, Inc.(1)	1,339	125,076
DR Horton, Inc.	3,590	677,648
Dream Finders Homes, Inc., Class A(1)	906	30,306
Ethan Allen Interiors, Inc.	856	26,947
Garmin Ltd.	2,105	385,826
Green Brick Partners, Inc.(1)	1,086	85,555
Helen of Troy Ltd.(1)	589	31,441
Hovnanian Enterprises, Inc., Class A(1)	264	57,085
Installed Building Products, Inc.	623	138,499
KB Home	2,161	180,897
La-Z-Boy, Inc.	1,548	62,802
Leggett & Platt, Inc.	1,080	13,651
Lennar Corp., B Shares	369	62,298
Lennar Corp., Class A	4,060	739,164
LGI Homes, Inc.(1)	116	12,514
Lovesac Co.(1)	956	22,217
M/I Homes, Inc.(1)	1,106	176,263
Meritage Homes Corp.	1,222	242,042
Mohawk Industries, Inc.(1)	574	89,050
Newell Brands, Inc.	26	184
NVR, Inc.(1)	67	614,555
PulteGroup, Inc.	6,224	819,390
Sonos, Inc.(1)	2,779	33,987
Taylor Morrison Home Corp.(1)	4,287	288,644
Tempur Sealy International, Inc.	1,902	99,722
Toll Brothers, Inc.	2,726	392,735
TopBuild Corp.(1)	116	45,590
Tri Pointe Homes, Inc.(1)	3,692	164,073
Whirlpool Corp.	1,210	121,351
		5,936,483
Household Products — 1.1%
Central Garden & Pet Co.(1)	330	13,025
16

Avantis Responsible U.S. Equity ETF
	Shares	Value
Central Garden & Pet Co., Class A(1)	1,829	$62,552
Church & Dwight Co., Inc.	2,053	209,160
Clorox Co.	1,565	247,755
Colgate-Palmolive Co.	7,841	835,066
Energizer Holdings, Inc.	387	12,539
Kimberly-Clark Corp.	4,050	585,873
Oil-Dri Corp. of America	191	13,024
Procter & Gamble Co.	6,779	1,162,870
Spectrum Brands Holdings, Inc.	481	45,368
		3,187,232
Independent Power and Renewable Electricity Producers — 0.0%
Ormat Technologies, Inc.	874	65,139
Sunnova Energy International, Inc.(1)(2)	1,744	19,376
		84,515
Insurance — 5.2%
Aflac, Inc.	8,742	964,767
Allstate Corp.	3,123	590,060
American Financial Group, Inc.	1,767	236,106
American International Group, Inc.	9,487	730,973
AMERISAFE, Inc.	412	20,649
Aon PLC, Class A	911	313,129
Arch Capital Group Ltd.(1)	7,265	821,599
Arthur J Gallagher & Co.	859	251,318
Assurant, Inc.	871	171,021
Assured Guaranty Ltd.	1,457	116,676
Axis Capital Holdings Ltd.	3,095	247,229
Brighthouse Financial, Inc.(1)	2,201	101,026
Brown & Brown, Inc.	560	58,873
Chubb Ltd.	3,106	882,663
Cincinnati Financial Corp.	2,053	281,322
CNA Financial Corp.	412	21,391
CNO Financial Group, Inc.	2,946	102,874
Erie Indemnity Co., Class A	390	198,210
Everest Group Ltd.	871	341,641
Fidelity National Financial, Inc.	3,507	206,773
First American Financial Corp.	2,649	169,006
Genworth Financial, Inc., Class A(1)	12,318	85,980
Globe Life, Inc.	2,201	231,215
Hanover Insurance Group, Inc.	871	128,028
Hartford Financial Services Group, Inc.	7,265	843,466
Hippo Holdings, Inc.(1)	275	5,459
Horace Mann Educators Corp.	1,004	35,752
Kemper Corp.	560	35,006
Kinsale Capital Group, Inc.	424	208,222
Lincoln National Corp.	2,499	80,218
Markel Group, Inc.(1)	126	201,686
Marsh & McLennan Cos., Inc.	1,606	365,381
Mercury General Corp.	560	37,089
MetLife, Inc.	7,711	597,448
Old Republic International Corp.	7,563	271,285
Oscar Health, Inc., Class A(1)	1,892	34,624
Primerica, Inc.	1,307	344,042
Principal Financial Group, Inc.	5,329	433,887
Progressive Corp.	4,597	1,159,363
17

Avantis Responsible U.S. Equity ETF
	Shares	Value
Prudential Financial, Inc.	4,138	$501,360
Reinsurance Group of America, Inc.	1,755	387,434
RenaissanceRe Holdings Ltd.	861	219,374
RLI Corp.	562	86,604
Selective Insurance Group, Inc.	1,457	132,558
SiriusPoint Ltd.(1)	779	11,677
Skyward Specialty Insurance Group, Inc.(1)	816	33,350
Stewart Information Services Corp.	781	57,724
Travelers Cos., Inc.	4,138	943,754
United Fire Group, Inc.	163	3,337
Unum Group	4,435	246,098
W.R. Berkley Corp.	5,538	330,619
White Mountains Insurance Group Ltd.	80	147,539
Willis Towers Watson PLC	496	144,886
		15,171,771
Interactive Media and Services — 5.5%
Alphabet, Inc., Class A	29,145	4,761,710
Alphabet, Inc., Class C	23,809	3,931,104
Cargurus, Inc.(1)	3,944	114,297
Cars.com, Inc.(1)	3,096	55,233
Match Group, Inc.(1)	1,307	48,633
Meta Platforms, Inc., Class A	13,254	6,909,443
Pinterest, Inc., Class A(1)	2,214	70,937
Snap, Inc., Class A(1)	1,300	12,142
Taboola.com Ltd.(1)	5,404	18,914
TripAdvisor, Inc.(1)	576	8,358
Yelp, Inc.(1)	923	32,240
Ziff Davis, Inc.(1)	412	20,134
ZipRecruiter, Inc., Class A(1)	1,023	9,770
ZoomInfo Technologies, Inc.(1)	560	5,538
		15,998,453
IT Services — 1.2%
Accenture PLC, Class A	2,675	914,716
Akamai Technologies, Inc.(1)	2,201	224,150
Amdocs Ltd.	1,337	116,279
ASGN, Inc.(1)	264	25,386
Cloudflare, Inc., Class A(1)	264	21,685
Cognizant Technology Solutions Corp., Class A	4,604	358,053
DigitalOcean Holdings, Inc.(1)	309	11,566
DXC Technology Co.(1)	6,849	141,569
EPAM Systems, Inc.(1)	173	34,731
Gartner, Inc.(1)	723	355,687
Globant SA(1)	161	32,561
GoDaddy, Inc., Class A(1)	2,052	343,525
Hackett Group, Inc.	708	18,762
International Business Machines Corp.	2,810	567,985
Kyndryl Holdings, Inc.(1)	7,130	168,910
MongoDB, Inc.(1)	126	36,639
Okta, Inc.(1)	116	9,133
Snowflake, Inc., Class A(1)	723	82,588
Squarespace, Inc., Class A(1)	39	1,774
Twilio, Inc., Class A(1)	456	28,619
VeriSign, Inc.(1)	340	62,526
		3,556,844
18

Avantis Responsible U.S. Equity ETF
	Shares	Value
Leisure Products — 0.2%
Acushnet Holdings Corp.	974	$65,248
Brunswick Corp.	2,351	185,847
Funko, Inc., Class A(1)	28	293
Hasbro, Inc.	264	17,994
JAKKS Pacific, Inc.(1)	353	8,698
Malibu Boats, Inc., Class A(1)	725	26,368
MasterCraft Boat Holdings, Inc.(1)	708	13,119
Mattel, Inc.(1)	2,664	50,563
Polaris, Inc.	1,171	99,125
Topgolf Callaway Brands Corp.(1)	1,004	10,100
YETI Holdings, Inc.(1)	2,893	116,646
		594,001
Life Sciences Tools and Services — 0.8%
10X Genomics, Inc., Class A(1)	2	47
Adaptive Biotechnologies Corp.(1)	15	71
Agilent Technologies, Inc.	1,169	167,074
Avantor, Inc.(1)	1,898	49,044
Azenta, Inc.(1)	1,004	49,718
Bio-Rad Laboratories, Inc., Class A(1)	126	42,502
Bio-Techne Corp.	625	46,244
Bruker Corp.	1,010	67,862
Charles River Laboratories International, Inc.(1)	156	30,849
Danaher Corp.	1,471	396,155
Fortrea Holdings, Inc.(1)	8	184
Illumina, Inc.(1)	457	60,050
IQVIA Holdings, Inc.(1)	738	185,644
Maravai LifeSciences Holdings, Inc., Class A(1)	40	362
Medpace Holdings, Inc.(1)	275	97,699
Mettler-Toledo International, Inc.(1)	79	113,687
OmniAb, Inc.(1)	47	15
OmniAb, Inc.(1)	47	10
Repligen Corp.(1)	116	17,508
Revvity, Inc.	264	32,351
Standard BioTools, Inc.(1)	1,445	3,078
Thermo Fisher Scientific, Inc.	698	429,319
Waters Corp.(1)	615	213,005
West Pharmaceutical Services, Inc.	589	184,728
		2,187,206
Machinery — 2.7%
AGCO Corp.	1,413	128,639
Alamo Group, Inc.	152	28,181
Allison Transmission Holdings, Inc.	1,169	108,425
Astec Industries, Inc.	327	11,062
Atmus Filtration Technologies, Inc.	1,936	69,406
Barnes Group, Inc.	197	7,888
Commercial Vehicle Group, Inc.(1)	1,385	5,027
Crane Co.	216	34,210
Cummins, Inc.	2,469	772,427
Deere & Co.	2,963	1,142,948
Donaldson Co., Inc.	2,904	211,208
Dover Corp.	424	78,877
Enerpac Tool Group Corp.	846	34,889
Enpro, Inc.	302	48,571
19

Avantis Responsible U.S. Equity ETF
	Shares	Value
ESCO Technologies, Inc.	335	$40,170
Flowserve Corp.	1,531	76,366
Fortive Corp.	304	22,618
Franklin Electric Co., Inc.	942	97,836
Gates Industrial Corp. PLC(1)	1,104	20,049
Graco, Inc.	2,545	212,126
Greenbrier Cos., Inc.	1,346	65,214
Hillman Solutions Corp.(1)	2,321	23,094
IDEX Corp.	265	54,717
Illinois Tool Works, Inc.	1,754	444,078
Ingersoll Rand, Inc.	2,648	242,159
ITT, Inc.	1,158	161,217
John Bean Technologies Corp.	401	36,026
Kadant, Inc.	94	30,186
Kennametal, Inc.	2,297	59,423
Lincoln Electric Holdings, Inc.	1,469	284,413
Lindsay Corp.	356	44,162
Middleby Corp.(1)	482	67,779
Mueller Industries, Inc.	4,169	303,128
Mueller Water Products, Inc., Class A	4,845	104,022
Nordson Corp.	265	67,988
Oshkosh Corp.	1,820	196,396
Otis Worldwide Corp.	1,158	109,651
PACCAR, Inc.	7,753	745,683
Parker-Hannifin Corp.	287	172,257
Pentair PLC	412	36,540
Shyft Group, Inc.	15	213
Snap-on, Inc.	1,020	289,415
Standex International Corp.	183	32,693
Stanley Black & Decker, Inc.	412	42,172
Tennant Co.	611	59,676
Terex Corp.	2,304	130,798
Timken Co.	1,173	99,154
Titan International, Inc.(1)	1,827	15,219
Toro Co.	1,308	121,121
Trinity Industries, Inc.	2,695	88,962
Wabash National Corp.	1,743	33,919
Watts Water Technologies, Inc., Class A	275	54,092
Westinghouse Air Brake Technologies Corp.	1,010	171,266
Xylem, Inc.	1,264	173,838
		7,711,594
Marine Transportation — 0.1%
Costamare, Inc.	1,300	18,447
Matson, Inc.	1,471	203,439
Safe Bulkers, Inc.	3,224	16,475
		238,361
Media — 0.9%
Altice USA, Inc., Class A(1)	8	15
Cable One, Inc.	108	38,094
Charter Communications, Inc., Class A(1)	265	92,098
Comcast Corp., Class A	29,094	1,151,249
Cumulus Media, Inc., Class A(1)	195	324
EchoStar Corp., Class A(1)	4,610	85,469
Entravision Communications Corp., Class A	128	266
20

Avantis Responsible U.S. Equity ETF
	Shares	Value
Fox Corp., Class A	5,973	$247,103
Fox Corp., Class B	2,541	97,651
Interpublic Group of Cos., Inc.	3,542	115,505
John Wiley & Sons, Inc., Class A	264	12,754
Liberty Broadband Corp., Class A(1)	116	7,105
Liberty Broadband Corp., Class C(1)	712	44,414
New York Times Co., Class A	1,755	96,402
News Corp., Class A	4,584	129,865
News Corp., Class B	1,300	38,259
Nexstar Media Group, Inc., Class A	276	47,163
Omnicom Group, Inc.	1,419	142,510
Paramount Global, Class B	6,970	72,976
PubMatic, Inc., Class A(1)	856	13,354
Scholastic Corp.	1,081	34,462
Sinclair, Inc.	538	7,489
Sirius XM Holdings, Inc.(2)	2,780	9,146
TechTarget, Inc.(1)	264	7,036
Thryv Holdings, Inc.(1)	560	10,203
Trade Desk, Inc., Class A(1)	1,159	121,150
WideOpenWest, Inc.(1)	2,577	14,225
		2,636,287
Metals and Mining — 0.8%
Commercial Metals Co.	3,690	197,747
Kaiser Aluminum Corp.	624	46,519
Newmont Corp.	8,329	444,686
Nucor Corp.	3,699	561,915
Radius Recycling, Inc., Class A	872	13,202
Reliance, Inc.	1,226	351,433
Royal Gold, Inc.	1,010	141,572
Ryerson Holding Corp.	1,058	21,181
Steel Dynamics, Inc.	4,004	478,518
Worthington Steel, Inc.	1,543	54,622
		2,311,395
Oil, Gas and Consumable Fuels — 0.0%
DHT Holdings, Inc.	4,441	48,096
Epsilon Energy Ltd.	295	1,602
Evolution Petroleum Corp.	26	134
Teekay Tankers Ltd., Class A	588	33,445
		83,277
Paper and Forest Products — 0.1%
Louisiana-Pacific Corp.	2,971	288,335
Mercer International, Inc.	1,744	10,464
Sylvamo Corp.	1,297	102,580
		401,379
Personal Care Products — 0.2%
Edgewell Personal Care Co.	412	16,571
Estee Lauder Cos., Inc., Class A	937	85,886
Herbalife Ltd.(1)	395	3,223
Kenvue, Inc.	17,552	385,266
Nu Skin Enterprises, Inc., Class A	871	7,778
USANA Health Sciences, Inc.(1)	215	8,776
		507,500
Pharmaceuticals — 2.8%
Arvinas, Inc.(1)	1,343	35,133
21

Avantis Responsible U.S. Equity ETF
	Shares	Value
Bristol-Myers Squibb Co.	15,004	$749,450
Catalent, Inc.(1)	2,208	134,600
Collegium Pharmaceutical, Inc.(1)	1,328	51,075
Corcept Therapeutics, Inc.(1)	948	33,464
Elanco Animal Health, Inc.(1)	2,484	38,427
Eli Lilly & Co.	941	903,379
Innoviva, Inc.(1)	2,124	41,163
Jazz Pharmaceuticals PLC(1)	1,375	159,473
Johnson & Johnson	11,741	1,947,362
Ligand Pharmaceuticals, Inc.(1)	318	33,644
Merck & Co., Inc.	19,122	2,265,001
Pfizer, Inc.	23,204	673,148
Pliant Therapeutics, Inc.(1)	40	532
Royalty Pharma PLC, Class A	2,946	85,522
Supernus Pharmaceuticals, Inc.(1)	1,037	36,461
Theravance Biopharma, Inc.(1)	1,305	10,766
Viatris, Inc.	33,906	409,585
Zoetis, Inc.	2,798	513,405
		8,121,590
Professional Services — 1.4%
Automatic Data Processing, Inc.	3,831	1,057,011
Barrett Business Services, Inc.	820	29,938
Booz Allen Hamilton Holding Corp.	1,009	160,209
Broadridge Financial Solutions, Inc.	712	151,556
CACI International, Inc., Class A(1)	3	1,464
CBIZ, Inc.(1)	1,532	112,755
Clarivate PLC(1)	3,138	21,527
Concentrix Corp.	437	32,876
CRA International, Inc.	264	44,510
CSG Systems International, Inc.	1,038	50,364
Dun & Bradstreet Holdings, Inc.	1,004	12,048
Equifax, Inc.	424	130,223
ExlService Holdings, Inc.(1)	1,448	52,910
Exponent, Inc.	329	35,621
Franklin Covey Co.(1)	412	16,587
FTI Consulting, Inc.(1)	116	26,484
Genpact Ltd.	1,004	39,387
Heidrick & Struggles International, Inc.	856	33,042
IBEX Holdings Ltd.(1)	21	362
Insperity, Inc.	941	88,445
Jacobs Solutions, Inc.	264	39,832
KBR, Inc.	561	38,911
Kelly Services, Inc., Class A	856	18,070
Kforce, Inc.	909	59,621
Korn Ferry	1,326	96,864
Leidos Holdings, Inc.	264	41,847
ManpowerGroup, Inc.	1,158	85,599
Maximus, Inc.	264	24,357
Parsons Corp.(1)	412	39,330
Paychex, Inc.	3,839	503,677
Paycom Software, Inc.	276	44,927
Paylocity Holding Corp.(1)	151	24,371
RCM Technologies, Inc.(1)	11	224
Resources Connection, Inc.	413	4,308
22

Avantis Responsible U.S. Equity ETF
	Shares	Value
Robert Half, Inc.	3,392	$212,577
Science Applications International Corp.	264	34,476
SS&C Technologies Holdings, Inc.	560	42,050
TransUnion	574	55,569
TriNet Group, Inc.	543	55,837
TrueBlue, Inc.(1)	1,300	10,361
TTEC Holdings, Inc.	264	1,349
Verisk Analytics, Inc.	1,448	395,043
		3,926,519
Real Estate Management and Development — 0.4%
Anywhere Real Estate, Inc.(1)	2	10
CBRE Group, Inc., Class A(1)	2,843	327,343
CoStar Group, Inc.(1)	1,308	101,108
Cushman & Wakefield PLC(1)	1,892	24,596
Forestar Group, Inc.(1)	856	26,485
FRP Holdings, Inc.(1)	22	652
Howard Hughes Holdings, Inc.(1)	687	51,676
Jones Lang LaSalle, Inc.(1)	915	233,535
Kennedy-Wilson Holdings, Inc.	3,326	36,985
Marcus & Millichap, Inc.	1,152	45,700
Newmark Group, Inc., Class A	2,762	38,198
Opendoor Technologies, Inc.(1)	14,049	30,205
RE/MAX Holdings, Inc., Class A(1)	708	8,015
RMR Group, Inc., Class A	305	7,774
Seaport Entertainment Group, Inc.(1)(2)	75	2,309
Tejon Ranch Co.(1)	413	7,389
Zillow Group, Inc., Class A(1)	476	25,433
Zillow Group, Inc., Class C(1)	2,998	165,789
		1,133,202
Semiconductors and Semiconductor Equipment — 8.8%
Advanced Micro Devices, Inc.(1)	10,132	1,505,210
Allegro MicroSystems, Inc.(1)	708	17,367
Amkor Technology, Inc.	1,921	63,201
Analog Devices, Inc.	1,755	412,144
Applied Materials, Inc.	9,638	1,901,192
Axcelis Technologies, Inc.(1)	837	91,509
Broadcom, Inc.	15,832	2,577,766
CEVA, Inc.(1)	158	3,783
Cirrus Logic, Inc.(1)	741	107,956
Cohu, Inc.(1)	917	24,676
Enphase Energy, Inc.(1)	922	111,599
Entegris, Inc.	1,066	123,517
First Solar, Inc.(1)	723	164,388
FormFactor, Inc.(1)	1,026	50,038
GLOBALFOUNDRIES, Inc.(1)	632	29,502
Intel Corp.	22,123	487,591
KLA Corp.	1,904	1,560,195
Kulicke & Soffa Industries, Inc.	1,695	74,258
Lam Research Corp.	1,769	1,452,367
Lattice Semiconductor Corp.(1)	574	27,185
Marvell Technology, Inc.	2,648	201,884
MaxLinear, Inc.(1)	997	15,134
Micron Technology, Inc.	14,714	1,416,075
MKS Instruments, Inc.	922	109,930
23

Avantis Responsible U.S. Equity ETF
	Shares	Value
Monolithic Power Systems, Inc.	126	$117,770
NVIDIA Corp.	67,519	8,059,743
NXP Semiconductors NV	1,318	337,882
ON Semiconductor Corp.(1)	6,650	517,835
Onto Innovation, Inc.(1)	722	153,945
Photronics, Inc.(1)	2,371	61,314
Qorvo, Inc.(1)	712	82,514
QUALCOMM, Inc.	8,322	1,458,847
Rambus, Inc.(1)	1,308	58,494
Semtech Corp.(1)	36	1,578
Skyworks Solutions, Inc.	1,211	132,713
SolarEdge Technologies, Inc.(1)	276	6,715
Synaptics, Inc.(1)	634	51,620
Teradyne, Inc.	3,542	484,298
Texas Instruments, Inc.	6,612	1,417,216
Ultra Clean Holdings, Inc.(1)	1,520	57,304
Universal Display Corp.	287	55,598
Veeco Instruments, Inc.(1)	708	25,127
		25,608,980
Software — 7.3%
A10 Networks, Inc.	1,604	22,087
ACI Worldwide, Inc.(1)	560	28,202
Adeia, Inc.	785	9,891
Adobe, Inc.(1)	1,010	580,154
Altair Engineering, Inc., Class A(1)	1	90
ANSYS, Inc.(1)	116	37,285
Autodesk, Inc.(1)	998	257,883
Bentley Systems, Inc., Class B	708	36,441
Bill Holdings, Inc.(1)	287	15,659
Box, Inc., Class A(1)	917	29,894
C3.ai, Inc., Class A(1)	907	21,169
Cadence Design Systems, Inc.(1)	1,471	395,596
CommVault Systems, Inc.(1)	264	41,026
Consensus Cloud Solutions, Inc.(1)	11	265
CoreCard Corp.(1)(2)	16	233
Crowdstrike Holdings, Inc., Class A(1)	722	200,196
Daily Journal Corp.(1)	1	497
Datadog, Inc., Class A(1)	563	65,454
Digital Turbine, Inc.(1)	6	19
DocuSign, Inc.(1)	1,308	77,447
Dolby Laboratories, Inc., Class A	574	40,961
Dropbox, Inc., Class A(1)	1,039	26,120
Dynatrace, Inc.(1)	412	20,855
Elastic NV(1)	264	20,114
Envestnet, Inc.(1)	264	16,566
Fair Isaac Corp.(1)	126	218,014
Fortinet, Inc.(1)	3,661	280,835
Gen Digital, Inc.	2,484	65,727
Guidewire Software, Inc.(1)	453	67,393
HubSpot, Inc.(1)	5	2,495
InterDigital, Inc.	1,244	172,369
Intuit, Inc.	573	361,139
JFrog Ltd.(1)	36	999
LiveRamp Holdings, Inc.(1)	412	10,679
24

Avantis Responsible U.S. Equity ETF
	Shares	Value
Manhattan Associates, Inc.(1)	573	$151,518
Marathon Digital Holdings, Inc.(1)(2)	1,189	19,856
Microsoft Corp.	35,098	14,640,780
NCR Voyix Corp.(1)	1,471	19,844
Nutanix, Inc., Class A(1)	708	44,738
Olo, Inc., Class A(1)	2	10
Oracle Corp.	3,304	466,822
Palantir Technologies, Inc., Class A(1)	3,393	106,812
Palo Alto Networks, Inc.(1)	2,648	960,482
Progress Software Corp.	412	23,958
PROS Holdings, Inc.(1)	155	3,120
PTC, Inc.(1)	264	47,280
Qualys, Inc.(1)	575	71,973
Rapid7, Inc.(1)	265	10,020
RingCentral, Inc., Class A(1)	116	3,866
Roper Technologies, Inc.	154	85,379
Salesforce, Inc.	1,308	330,793
ServiceNow, Inc.(1)	573	489,915
Smartsheet, Inc., Class A(1)	160	7,808
SPS Commerce, Inc.(1)	276	55,128
Synopsys, Inc.(1)	453	235,370
Tenable Holdings, Inc.(1)	96	3,963
Teradata Corp.(1)	1,040	29,370
Tyler Technologies, Inc.(1)	126	74,072
Unity Software, Inc.(1)	264	4,322
Workday, Inc., Class A(1)	425	111,856
Xperi, Inc.(1)	496	4,375
Zoom Video Communications, Inc., Class A(1)	723	49,945
Zscaler, Inc.(1)	116	23,198
		21,200,327
Specialty Retail — 3.8%
1-800-Flowers.com, Inc., Class A(1)	1,212	9,732
Aaron's Co., Inc.	708	7,144
Abercrombie & Fitch Co., Class A(1)	2,350	346,789
Advance Auto Parts, Inc.	1,754	79,474
American Eagle Outfitters, Inc.	6,426	132,247
Arhaus, Inc.(2)	2,499	30,763
Asbury Automotive Group, Inc.(1)	622	152,788
AutoNation, Inc.(1)	1,425	253,622
AutoZone, Inc.(1)	43	136,804
Bath & Body Works, Inc.	1,004	30,883
Best Buy Co., Inc.	4,749	476,800
Boot Barn Holdings, Inc.(1)	776	104,116
Buckle, Inc.	1,152	48,269
Build-A-Bear Workshop, Inc.	1,004	33,514
Burlington Stores, Inc.(1)	1,724	462,446
Caleres, Inc.	1,596	67,239
CarMax, Inc.(1)	3,989	337,270
Carvana Co.(1)	545	82,088
Cato Corp., Class A	45	219
Chewy, Inc., Class A(1)	856	24,439
Children's Place, Inc.(1)(2)	4	23
Dick's Sporting Goods, Inc.	1,510	357,810
Five Below, Inc.(1)	1,020	76,939
25

Avantis Responsible U.S. Equity ETF
	Shares	Value
Floor & Decor Holdings, Inc., Class A(1)	1,864	$209,588
Foot Locker, Inc.	2,821	87,846
GameStop Corp., Class A(1)	3,020	70,728
Gap, Inc.	10,058	225,601
Genesco, Inc.(1)	560	16,906
Guess?, Inc.	1,596	33,069
Haverty Furniture Cos., Inc.	560	15,344
Home Depot, Inc.	3,487	1,284,959
Leslie's, Inc.(1)(2)	856	2,585
Lithia Motors, Inc.	871	262,241
Lowe's Cos., Inc.	1,519	377,471
MarineMax, Inc.(1)	856	27,152
National Vision Holdings, Inc.(1)	412	4,351
ODP Corp.(1)	1,393	42,974
O'Reilly Automotive, Inc.(1)	265	299,442
Penske Automotive Group, Inc.	871	148,157
PetMed Express, Inc.(1)	18	57
Revolve Group, Inc.(1)	3	69
RH(1)	275	69,768
Ross Stores, Inc.	5,547	835,434
Sally Beauty Holdings, Inc.(1)	1,596	20,828
Shoe Carnival, Inc.	560	22,646
Signet Jewelers Ltd.	2,053	172,657
Sleep Number Corp.(1)	2	30
Sonic Automotive, Inc., Class A	726	45,259
Tilly's, Inc., Class A(1)	22	118
TJX Cos., Inc.	14,274	1,673,912
Tractor Supply Co.	2,499	668,607
Ulta Beauty, Inc.(1)	1,319	465,396
Upbound Group, Inc.	928	30,902
Urban Outfitters, Inc.(1)	2,087	75,800
Victoria's Secret & Co.(1)	3,243	76,081
Wayfair, Inc., Class A(1)	724	30,806
Williams-Sonoma, Inc.	4,013	539,066
Zumiez, Inc.(1)	708	19,640
		11,106,908
Technology Hardware, Storage and Peripherals — 6.1%
Apple, Inc.	70,944	16,246,176
Dell Technologies, Inc., Class C	1,974	228,076
Eastman Kodak Co.(1)	305	1,611
Hewlett Packard Enterprise Co.	9,536	184,712
HP, Inc.	3,415	123,555
Immersion Corp.	1,188	11,167
NetApp, Inc.	2,350	283,692
Pure Storage, Inc., Class A(1)	1,220	62,574
Seagate Technology Holdings PLC	1,524	151,714
Super Micro Computer, Inc.(1)	823	360,227
Western Digital Corp.(1)	2,648	173,682
Xerox Holdings Corp.	35	397
		17,827,583
Textiles, Apparel and Luxury Goods — 1.3%
Capri Holdings Ltd.(1)	5,032	179,743
Carter's, Inc.	1,308	86,197
Columbia Sportswear Co.	861	69,509
26

Avantis Responsible U.S. Equity ETF
	Shares	Value
Crocs, Inc.(1)	861	$125,852
Deckers Outdoor Corp.(1)	642	615,864
Hanesbrands, Inc.(1)	3,964	25,171
Kontoor Brands, Inc.	1,845	138,098
Levi Strauss & Co., Class A	2,040	39,311
Lululemon Athletica, Inc.(1)	1,858	482,095
Movado Group, Inc.	560	13,362
NIKE, Inc., Class B	9,697	807,954
Oxford Industries, Inc.	722	62,800
PVH Corp.	1,307	128,988
Ralph Lauren Corp.	1,307	223,837
Skechers USA, Inc., Class A(1)	3,934	269,400
Steven Madden Ltd.	2,573	116,042
Tapestry, Inc.	8,158	334,233
Under Armour, Inc., Class A(1)	2,484	19,102
Under Armour, Inc., Class C(1)	2,928	21,843
VF Corp.	3,393	61,787
		3,821,188
Trading Companies and Distributors — 1.5%
Air Lease Corp.	3,393	156,994
Applied Industrial Technologies, Inc.	574	117,739
Beacon Roofing Supply, Inc.(1)	264	23,918
BlueLinx Holdings, Inc.(1)	551	55,453
Boise Cascade Co.	1,903	258,085
Core & Main, Inc., Class A(1)	1,539	73,918
DNOW, Inc.(1)	3,635	47,328
Fastenal Co.	8,541	583,179
FTAI Aviation Ltd.	2,427	310,195
GATX Corp.	1,159	163,535
GMS, Inc.(1)	1,390	120,638
H&E Equipment Services, Inc.	1,457	70,155
Herc Holdings, Inc.	1,009	147,687
Hudson Technologies, Inc.(1)	1,452	11,935
McGrath RentCorp	712	77,003
MRC Global, Inc.(1)	2,651	34,887
MSC Industrial Direct Co., Inc., Class A	723	59,460
Rush Enterprises, Inc., Class A	1,765	93,016
Rush Enterprises, Inc., Class B	646	30,388
SiteOne Landscape Supply, Inc.(1)	276	39,153
Titan Machinery, Inc.(1)	856	12,934
United Rentals, Inc.	1,084	803,526
Watsco, Inc.	275	130,740
WESCO International, Inc.	1,057	174,807
WW Grainger, Inc.	876	862,790
		4,459,463
Water Utilities — 0.0%
American Water Works Co., Inc.	318	45,512
Wireless Telecommunication Services — 0.4%
Gogo, Inc.(1)	1,585	12,632
T-Mobile U.S., Inc.	6,372	1,266,244
		1,278,876
TOTAL COMMON STOCKS (Cost $227,270,449)		290,748,160
27

Avantis Responsible U.S. Equity ETF
	Shares	Value
RIGHTS — 0.0%
Biotechnology — 0.0%
Mirati Therapeutics, Inc.(1)	384	$269
Health Care Equipment and Supplies — 0.0%
ABIOMED, Inc.(1)	112	114
Pharmaceuticals — 0.0%
Concert Pharmaceuticals, Inc.(1)	70	26
TOTAL RIGHTS (Cost $409)		409
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	221,431	221,431
State Street Navigator Securities Lending Government Money Market Portfolio(3)	120,730	120,730
TOTAL SHORT-TERM INVESTMENTS (Cost $342,161)		342,161
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $227,613,019)		291,090,730
OTHER ASSETS AND LIABILITIES — 0.0%		134,032
TOTAL NET ASSETS — 100.0%		$291,224,762

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $250,993. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $257,042, which includes securities collateral of $136,312.

See Notes to Financial Statements.
28

Statement of Assets and Liabilities

AUGUST 31, 2024
Avantis Responsible U.S. Equity ETF
Assets
Investment securities, at value (cost of $227,492,289) — including $250,993 of securities on loan	$290,970,000
Investment made with cash collateral received for securities on loan, at value (cost of $120,730)	120,730
Total investment securities, at value (cost of $227,613,019)	291,090,730
Dividends and interest receivable	289,263
Securities lending receivable	870
291,380,863

Liabilities
Payable for collateral received for securities on loan	120,730
Accrued management fees	35,371
156,101

Net Assets	$291,224,762

Shares outstanding (unlimited number of shares authorized)	4,530,000

Net Asset Value Per Share	$64.29

Net Assets Consist of:
Capital paid in	$229,054,107
Distributable earnings (loss)	62,170,655
$291,224,762

See Notes to Financial Statements.
29

Statement of Operations

YEAR ENDED AUGUST 31, 2024
Avantis Responsible U.S. Equity ETF
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $2,216)	$3,387,466
Interest	14,280
Securities lending, net	7,147
3,408,893

Expenses:
Management fees	345,009

Net investment income (loss)	3,063,884

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	639,586
Change in net unrealized appreciation (depreciation) on investments	49,057,621

Net realized and unrealized gain (loss)	49,697,207

Net Increase (Decrease) in Net Assets Resulting from Operations	$52,761,091

See Notes to Financial Statements.
30

Statement of Changes in Net Assets

YEARS ENDED AUGUST 31, 2024 AND AUGUST 31, 2023
	Avantis Responsible U.S. Equity ETF
Increase (Decrease) in Net Assets	August 31, 2024	August 31, 2023
Operations
Net investment income (loss)	$3,063,884	$1,708,715
Net realized gain (loss)	639,586	1,874,039
Change in net unrealized appreciation (depreciation)	49,057,621	15,920,929
Net increase (decrease) in net assets resulting from operations	52,761,091	19,503,683

Distributions to Shareholders
From earnings	(2,829,198)	(1,304,442)

Capital Share Transactions
Proceeds from shares sold	78,026,880	134,301,501
Payments for shares redeemed	(5,529,948)	(15,860,595)
Net increase (decrease) in net assets from capital share transactions	72,496,932	118,440,906

Net increase (decrease) in net assets	122,428,825	136,640,147

Net Assets
Beginning of period	168,795,937	32,155,790
End of period	$291,224,762	$168,795,937

Transactions in Shares of the Fund
Sold	1,380,000	2,880,000
Redeemed	(90,000)	(330,000)
Net increase (decrease) in shares of the fund	1,290,000	2,550,000

See Notes to Financial Statements.
31

Notes to Financial Statements

AUGUST 31, 2024

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Avantis Responsible U.S. Equity ETF (the fund) is one fund in a series issued by the trust. The fund's investment objective is to seek long-term capital appreciation. Shares of the fund are listed for trading on the NYSE Arca, Inc.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

32

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of August 31, 2024.

Remaining Contractual Maturity of Agreements
Securities Lending Transactions(1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Common Stocks	$120,730	—	—	—	$120,730
Gross amount of recognized liabilities for securities lending transactions					$120,730
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses, extraordinary expenses and, in the case of certain funds, fees and expenses of the independent trustees (including legal counsel fees). The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears.  The annual management fee is 0.15%.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments and in kind transactions, for the period ended August 31, 2024 were $17,245,019 and $7,536,036, respectively.

Securities received or delivered in kind through subscriptions and redemptions for the period ended August 31, 2024 were $69,369,942 and $5,209,713, respectively. The fund incurred net realized gains of $1,974,598 from in kind transactions. Net realized gain (loss) on in kind transactions are not considered taxable for federal income tax purposes.

5. Capital Share Transactions

The fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The fund issues and redeems shares at its NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). Authorized participants may be required to pay an additional variable charge to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statement of Changes in Net Assets.

33

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

8. Federal Tax Information

The tax character of distributions paid during the years ended August 31, 2024 and August 31, 2023 were as follows:

	2024	2023
Distributions Paid From
Ordinary income	$2,829,198	$1,304,442
Long-term capital gains	—	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Avantis Responsible U.S. Equity ETF
Federal tax cost of investments	$227,812,408
Gross tax appreciation of investments	$70,026,605
Gross tax depreciation of investments	(6,748,283)
Net tax appreciation (depreciation) of investments	$63,278,322
Undistributed ordinary income	$834,281
Accumulated short-term capital losses	$(820,853)
Accumulated long-term capital losses	$(1,121,095)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the realization to ordinary income for tax purposes of unrealized gains on investments in passive foreign investment companies.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
34

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Responsible U.S. Equity ETF
2024	$52.10	0.77	12.14	12.91	(0.72)	$64.29	24.98%	0.15%	1.33%	3%	$291,225
2023	$46.60	0.76	5.36	6.12	(0.62)	$52.10	13.27%	0.15%	1.55%	4%	$168,796
2022(4)	$50.45	0.36	(4.07)	(3.71)	(0.14)	$46.60	(7.32)%	0.15%	1.61%	3%	$32,156

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)March 15, 2022 (fund inception) through August 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders of the Avantis® Responsible U.S. Equity ETF and the Board of Trustees of American Century ETF Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Avantis® Responsible U.S. Equity ETF (the “Fund”), one of the funds constituting the American Century ETF Trust, as of August 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and the period from March 15, 2022 (fund inception) through August 31, 2022, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and the period from March 15, 2022 (fund inception) through August 31, 2022, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
October 16, 2024

We have served as the auditor of one or more American Century investment companies since 1997.
36

Approval of Management Agreement

At a meeting held on June 20, 2024, the Fund’s Board of Trustees (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees.

Prior to its consideration of the renewal of the management agreement, the Trustees requested and reviewed extensive data and information compiled by the Advisor and certain independent data providers concerning the Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its Audit Committee on a continual basis and the information received was supplemental to the extensive information that the Board and its Audit Committee receive and consider over time.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

The independent Trustees met separately in private sessions to discuss the renewal and to review and discuss the information provided in response to their request. The independent Trustees also held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling, and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the Fund’s management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include the following:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
37

•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The Fund’s performance was below its benchmark for the one-year period reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides or arranges for a comprehensive package of services to the Fund. The Board, directly and through its Audit Committee, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to the Fund and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1, and, for certain funds, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel). Under the unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board concluded that the management fee paid by the Fund to the Advisor under its management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to funds or other advisory clients managed similarly to the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.
38

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments could include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is fair in light of the services provided and that the investment management agreement between the Fund and the Advisor should be renewed for an additional one-year period.

39

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund hereby designates up to the maximum amount allowable as qualified dividend income for the fiscal year ended August 31, 2024.

For corporate taxpayers, the fund hereby designates $2,829,198, respectively, or up to the maximum amount allowable, of ordinary income distributions paid during the fiscal year ended August 31, 2024 as qualified for the corporate dividends received deduction.

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©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-97863 2410

Annual Financial Statements and Other Information

August 31, 2024

Avantis® Responsible Emerging Markets Equity ETF (AVSE)
Avantis® Responsible International Equity ETF (AVSD)

Schedules of Investments

AUGUST 31, 2024

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
COMMON STOCKS — 100.9%
Brazil — 4.5%
AES Brasil Energia SA	5,900	$11,966
Allos SA	13,304	53,774
Alpargatas SA, Preference Shares(1)	8,100	11,181
Ambev SA, ADR	28,821	65,424
Americanas SA(1)	92	95
Anima Holding SA	500	293
Armac Locacao Logistica E Servicos SA	100	153
Atacadao SA(1)	5,800	9,211
Auren Energia SA	10,900	22,125
Azzas 2154 SA	328	2,873
B3 SA - Brasil Bolsa Balcao	24,600	55,128
Banco ABC Brasil SA, Preference Shares	5,226	21,271
Banco BMG SA, Preference Shares	11,600	7,759
Banco Bradesco SA	16,070	40,061
Banco Bradesco SA, ADR	57,237	159,119
Banco BTG Pactual SA	11,200	70,388
Banco do Brasil SA	30,200	150,465
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	9,600	21,394
Banco Pan SA, Preference Shares	6,100	10,629
Banco Santander Brasil SA, ADR(2)	3,160	17,696
BB Seguridade Participacoes SA	5,900	38,430
Bemobi Mobile Tech SA	2,600	7,317
Blau Farmaceutica SA	500	1,231
BRF SA, ADR(1)	9,065	41,790
C&A Modas SA(1)	9,500	17,092
Caixa Seguridade Participacoes SA	3,800	11,071
CCR SA	17,900	41,797
Centrais Eletricas Brasileiras SA, ADR(2)	10,087	74,946
Centrais Eletricas Brasileiras SA, Class B Preference Shares	1,000	8,178
Cia Brasileira de Aluminio(1)	4,600	4,065
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	5,443	91,388
Cia de Saneamento de Minas Gerais Copasa MG	7,200	29,983
Cia De Sanena Do Parana	7,900	40,089
Cia De Sanena Do Parana, Preference Shares	62,200	63,679
Cia Energetica de Minas Gerais, ADR	50,130	102,766
Cia Paranaense de Energia - Copel	3,600	5,972
Cia Paranaense de Energia - Copel, ADR	1,407	9,174
Cia Paranaense de Energia - Copel, Preference Shares	33,700	62,246
Cia Paranaense de Energia - Copel, Preference Shares, ADR	5,629	41,936
Clear Sale SA(1)	1,100	1,665
Construtora Tenda SA(1)	5,200	12,400
CPFL Energia SA	4,800	28,352
Cruzeiro do Sul Educacional SA	200	128
CTEEP-Cia de Transmissao de Energia Eletrica Paulista, Preference Shares	6,400	28,071
Cury Construtora e Incorporadora SA	7,900	33,123
Cyrela Brazil Realty SA Empreendimentos e Participacoes	11,300	43,348
Desktop SA	100	272
Dexco SA	18,690	26,563
2

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Dexxos Participacoes SA	100	$172
Dimed SA Distribuidora da Medicamentos	800	1,424
Direcional Engenharia SA	5,000	25,524
EcoRodovias Infraestrutura e Logistica SA	14,200	19,753
Empreendimentos Pague Menos SA	3,200	1,732
Energisa SA	6,100	50,935
Equatorial Energia SA	14,914	90,157
Even Construtora e Incorporadora SA	3,600	4,069
Ez Tec Empreendimentos e Participacoes SA	4,000	9,929
Fras-Le SA	4,500	15,594
GPS Participacoes e Empreendimentos SA	2,400	7,686
Grendene SA	6,300	6,662
Grupo Casas Bahia SA(1)	2,596	3,358
Grupo Mateus SA	5,600	7,730
Grupo SBF SA	7,300	22,330
Guararapes Confeccoes SA	2,400	3,683
Hapvida Participacoes e Investimentos SA(1)	13,500	10,132
Hidrovias do Brasil SA(1)	19,300	11,677
Hospital Mater Dei SA	100	81
Hypera SA	2,200	11,059
Iguatemi SA	11,800	46,250
Iochpe Maxion SA	8,100	16,600
Irani Papel e Embalagem SA	1,800	2,561
IRB-Brasil Resseguros SA(1)	3,836	32,684
Itau Unibanco Holding SA, ADR	46,440	302,789
JHSF Participacoes SA	28,800	22,382
Klabin SA	24,420	92,681
Lavvi Empreendimentos Imobiliarios SA	3,700	5,442
Light SA(1)	10,400	11,791
Localiza Rent a Car SA	8,796	64,238
LOG Commercial Properties e Participacoes SA	1,100	4,528
Log-in Logistica Intermodal SA(1)	1,000	6,212
Lojas Quero-Quero SA	1,900	1,429
Lojas Renner SA	41,700	127,706
M Dias Branco SA	700	3,349
Magazine Luiza SA(1)	7,730	16,719
Mahle Metal Leve SA	3,300	18,561
Marcopolo SA	3,960	4,019
Marcopolo SA, Preference Shares	14,760	19,197
Marisa Lojas SA(1)	8,286	1,676
Meliuz SA(1)	730	890
Mills Locacao Servicos e Logistica SA	5,600	10,950
Moura Dubeux Engenharia SA(1)	8,200	20,675
Movida Participacoes SA(1)	8,700	11,006
MRV Engenharia e Participacoes SA(1)	21,600	28,629
Multilaser Industrial SA(1)	4,500	1,477
Multiplan Empreendimentos Imobiliarios SA	2,700	12,264
Natura & Co. Holding SA	5,800	13,996
Oceanpact Servicos Maritimos SA(1)	200	227
Odontoprev SA	3,120	6,233
Orizon Valorizacao de Residuos SA(1)	100	819
Pagseguro Digital Ltd., Class A(1)	3,406	37,704
Pet Center Comercio e Participacoes SA	22,700	19,655
Plano & Plano Desenvolvimento Imobiliario SA	1,500	3,162
3

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Portobello SA(1)	2,400	$2,087
Positivo Tecnologia SA	2,300	2,636
Raia Drogasil SA	8,528	41,430
Raizen SA, Preference Shares	32,200	18,168
Randon SA Implementos e Participacoes, Preference Shares	10,800	20,926
Rede D'Or Sao Luiz SA	4,455	25,129
Romi SA	1,282	2,429
Rumo SA	10,000	38,609
Santos Brasil Participacoes SA	9,200	21,498
Sao Martinho SA	4,400	21,586
Sendas Distribuidora SA, ADR(1)	4,660	39,051
Ser Educacional SA(1)	1,100	1,257
Serena Energia SA(1)	10,300	14,803
Simpar SA(1)	4,300	4,685
SLC Agricola SA	9,200	28,926
Smartfit Escola de Ginastica e Danca SA	4,700	18,397
Suzano SA, ADR(2)	11,219	109,273
SYN prop e tech SA	500	707
Tegma Gestao Logistica SA	600	2,786
Telefonica Brasil SA, ADR	5,023	46,463
TIM SA, ADR	5,828	92,782
TOTVS SA	2,100	11,141
Trisul SA	3,200	2,623
Tupy SA	5,100	24,659
Unifique Telecomunicacoes SA	200	135
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	4,000	16,161
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	13,000	17,553
Vivara Participacoes SA	900	4,201
Vulcabras SA	1,700	5,282
WEG SA	13,700	131,143
Wilson Sons SA	7,800	23,514
Wiz Co.	900	995
YDUQS Participacoes SA	6,100	10,683
Zamp SA(1)	5,219	2,806
		3,674,789
Chile — 0.6%
Aguas Andinas SA, A Shares	34,996	10,268
Banco de Chile	598,110	74,819
Banco de Credito e Inversiones SA	1,021	31,790
Banco Santander Chile, ADR	1,790	36,964
CAP SA(1)	2,647	16,064
Cencosud SA	4,978	9,987
Cencosud Shopping SA	5,065	8,564
Cia Cervecerias Unidas SA, ADR	1,627	18,222
Embotelladora Andina SA, Class B Preference Shares	11,635	36,940
Empresa Nacional de Telecomunicaciones SA	7,815	24,206
Empresas CMPC SA	22,959	39,650
Enel Americas SA	187,667	19,545
Falabella SA(1)	14,679	51,890
Parque Arauco SA	20,306	33,520
Ripley Corp. SA(1)	17,466	5,181
SMU SA	53,367	8,484
Sociedad Quimica y Minera de Chile SA, ADR	715	27,742
		453,836
4

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
China — 21.4%
361 Degrees International Ltd.	38,000	$17,097
3SBio, Inc.(1)	48,000	37,196
AAC Technologies Holdings, Inc.	14,000	59,476
Agile Group Holdings Ltd.(1)	144,000	7,897
Agora, Inc., ADR(1)	720	1,368
Agricultural Bank of China Ltd., H Shares	314,000	138,310
AK Medical Holdings Ltd.(2)	2,000	1,120
Alibaba Group Holding Ltd., ADR	16,047	1,337,357
Alibaba Health Information Technology Ltd.(1)(2)	20,000	7,647
A-Living Smart City Services Co. Ltd.(2)	21,500	7,010
Alliance International Education Leasing Holdings Ltd.(1)	24,000	1,149
ANE Cayman, Inc.(1)	7,500	7,402
Anhui Expressway Co. Ltd., H Shares	28,000	33,030
ANTA Sports Products Ltd.	30,000	292,685
Ascletis Pharma, Inc.(1)	1,000	109
AsiaInfo Technologies Ltd.(2)	5,600	3,736
Autohome, Inc., ADR	1,792	45,087
BAIC Motor Corp. Ltd., H Shares	98,000	23,130
Baidu, Inc., ADR(1)	483	40,871
Bairong, Inc.(1)	4,500	4,724
Bank of China Ltd., H Shares	826,000	373,206
Bank of Chongqing Co. Ltd., H Shares	38,500	24,341
Bank of Communications Co. Ltd., H Shares	136,000	98,279
BeiGene Ltd.(1)	2,500	36,999
BeiGene Ltd., ADR(1)	145	27,808
Beijing Capital International Airport Co. Ltd., H Shares(1)	20,000	5,985
Beijing Chunlizhengda Medical Instruments Co. Ltd., H Shares	250	229
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(2)	8,000	8,650
Bilibili, Inc., ADR(1)	39	561
BOC Aviation Ltd.	8,800	75,865
BOE Varitronix Ltd.	10,000	5,947
Bosideng International Holdings Ltd.	214,000	104,901
Brilliance China Automotive Holdings Ltd.	188,000	78,381
BYD Co. Ltd., H Shares	22,000	673,793
BYD Electronic International Co. Ltd.	22,000	80,598
C&D International Investment Group Ltd.(2)	43,941	70,785
Cango, Inc., ADR(1)	583	1,003
Cathay Group Holdings, Inc.	1,000	83
Central China New Life Ltd.(1)	13,000	2,303
CGN Mining Co. Ltd.(1)(2)	75,000	14,842
Cheerwin Group Ltd.	500	123
China Automotive Systems, Inc.	856	3,124
China Bohai Bank Co. Ltd., H Shares(1)	8,500	1,139
China Chunlai Education Group Co. Ltd.(2)	22,000	12,949
China Cinda Asset Management Co. Ltd., H Shares	420,000	33,861
China CITIC Bank Corp. Ltd., H Shares	156,000	90,012
China Communications Services Corp. Ltd., H Shares	132,000	67,232
China Conch Environment Protection Holdings Ltd.	4,500	409
China Conch Venture Holdings Ltd.	50,500	39,323
China Construction Bank Corp., H Shares	1,435,000	1,007,570
China Datang Corp. Renewable Power Co. Ltd., H Shares	181,000	45,651
China Dongxiang Group Co. Ltd.	16,000	573
China East Education Holdings Ltd.(2)	28,500	8,619
5

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
China Education Group Holdings Ltd.	63,226	$35,580
China Everbright Bank Co. Ltd., H Shares	85,000	25,459
China Everbright Ltd.	24,000	10,750
China Foods Ltd.	2,000	659
China Galaxy Securities Co. Ltd., H Shares	63,000	33,231
China Glass Holdings Ltd.(1)	2,000	122
China High Speed Transmission Equipment Group Co. Ltd.(1)(2)	10,000	1,353
China International Capital Corp. Ltd., H Shares	12,800	13,688
China Kepei Education Group Ltd.(1)	18,000	3,030
China Lesso Group Holdings Ltd.	60,000	21,355
China Life Insurance Co. Ltd., Class H	39,555	59,430
China Literature Ltd.(1)	3,600	11,314
China Medical System Holdings Ltd.	68,000	61,871
China Merchants Bank Co. Ltd., H Shares	67,000	274,948
China Merchants Port Holdings Co. Ltd.	46,000	68,863
China Minsheng Banking Corp. Ltd., H Shares	184,500	66,315
China New Higher Education Group Ltd.	48,000	9,246
China Pacific Insurance Group Co. Ltd., H Shares	31,800	82,420
China Rare Earth Holdings Ltd.(1)	2,000	76
China Resources Beer Holdings Co. Ltd.	16,000	49,286
China Resources Land Ltd.	94,000	263,424
China Resources Medical Holdings Co. Ltd.	46,000	20,898
China Resources Mixc Lifestyle Services Ltd.	12,200	40,144
China Sanjiang Fine Chemicals Co. Ltd.(1)	2,000	428
China SCE Group Holdings Ltd.(1)(2)	67,000	1,131
China Shineway Pharmaceutical Group Ltd.	11,000	12,262
China South City Holdings Ltd.(2)	118,000	2,525
China Starch Holdings Ltd.	35,000	761
China Sunshine Paper Holdings Co. Ltd.(1)	2,000	547
China Taiping Insurance Holdings Co. Ltd.	72,400	93,618
China Tower Corp. Ltd., H Shares	1,234,000	151,134
China Traditional Chinese Medicine Holdings Co. Ltd.(1)	44,000	23,919
China Travel International Investment Hong Kong Ltd.	52,000	6,663
China Vanke Co. Ltd., H Shares(1)(2)	19,200	10,050
China Water Affairs Group Ltd.	18,000	10,746
China Yongda Automobiles Services Holdings Ltd.	79,000	13,325
Chow Tai Fook Jewellery Group Ltd.	56,800	48,112
CITIC Securities Co. Ltd., H Shares	15,500	23,308
CMGE Technology Group Ltd.(1)(2)	14,000	1,290
CMOC Group Ltd., H Shares	36,000	29,224
Concord New Energy Group Ltd.	580,000	40,096
COSCO SHIPPING Holdings Co. Ltd., Class H	13,500	18,550
COSCO SHIPPING International Hong Kong Co. Ltd.	16,000	9,000
COSCO SHIPPING Ports Ltd.	78,656	46,627
Country Garden Services Holdings Co. Ltd.(2)	35,000	19,926
CPMC Holdings Ltd.	30,000	27,297
CSPC Pharmaceutical Group Ltd.	264,000	162,088
Digital China Holdings Ltd.	21,000	8,626
Dongfeng Motor Group Co. Ltd., Class H(1)	94,000	25,260
Dynagreen Environmental Protection Group Co. Ltd., H Shares	1,000	371
East Buy Holding Ltd.(1)(2)	6,000	9,925
Edvantage Group Holdings Ltd.	20,725	5,850
EVA Precision Industrial Holdings Ltd.	10,000	853
Everest Medicines Ltd.(1)(2)	1,000	2,646
6

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Excellence Commercial Property & Facilities Management Group Ltd.	13,000	$2,122
FIH Mobile Ltd.(1)(2)	33,000	3,463
First Tractor Co. Ltd., H Shares	14,000	14,154
Fu Shou Yuan International Group Ltd.	76,000	38,513
Fuyao Glass Industry Group Co. Ltd., H Shares	6,400	36,593
Ganfeng Lithium Group Co. Ltd., H Shares	4,280	9,428
GCL Technology Holdings Ltd.(1)	545,000	80,713
Geely Automobile Holdings Ltd.	272,000	304,403
Gemdale Properties & Investment Corp. Ltd.	136,000	3,096
Genertec Universal Medical Group Co. Ltd.	25,000	14,281
GF Securities Co. Ltd., H Shares	34,000	27,171
Goldpac Group Ltd.	1,000	136
Goldwind Science & Technology Co. Ltd., H Shares	6,400	3,699
Grand Pharmaceutical Group Ltd.	39,500	22,284
Great Wall Motor Co. Ltd., H Shares	86,000	122,900
Greentown China Holdings Ltd.	69,500	54,801
Greentown Management Holdings Co. Ltd.	27,000	9,744
Guangdong Investment Ltd.	54,000	30,514
Guangzhou Automobile Group Co. Ltd., H Shares	24,000	7,660
Guangzhou R&F Properties Co. Ltd., H Shares(1)	46,400	4,437
H World Group Ltd., ADR	5,726	174,299
Haichang Ocean Park Holdings Ltd.(1)(2)	199,000	17,851
Haidilao International Holding Ltd.	38,000	63,235
Haier Smart Home Co. Ltd., H Shares	23,200	70,892
Hainan Meilan International Airport Co. Ltd., H Shares(1)(2)	3,000	2,641
Haitian International Holdings Ltd.	13,000	36,320
Haitong Securities Co. Ltd., H Shares	56,800	25,236
Hangzhou Tigermed Consulting Co. Ltd., H Shares	500	1,885
Hansoh Pharmaceutical Group Co. Ltd.	10,000	25,505
Harbin Electric Co. Ltd., H Shares	28,000	8,429
Hello Group, Inc., ADR	4,803	31,892
Hengan International Group Co. Ltd.	31,000	99,293
Hisense Home Appliances Group Co. Ltd., H Shares	4,000	10,313
Hua Hong Semiconductor Ltd.	14,000	30,498
Huatai Securities Co. Ltd., H Shares	30,400	33,454
Huazhong In-Vehicle Holdings Co. Ltd.(2)	4,000	1,154
Industrial & Commercial Bank of China Ltd., H Shares	690,000	394,624
Inkeverse Group Ltd.	49,000	5,192
iQIYI, Inc., ADR(1)	24,101	51,817
JD Health International, Inc.(1)	26,500	78,939
JD Logistics, Inc.(1)	88,100	106,953
Jiangsu Expressway Co. Ltd., H Shares	20,000	19,723
Jinchuan Group International Resources Co. Ltd.	193,000	13,001
Jinxin Fertility Group Ltd.(2)	73,000	22,057
Jiumaojiu International Holdings Ltd.(2)	13,000	4,293
JNBY Design Ltd.	15,500	26,694
JOYY, Inc., ADR	1,084	37,279
Kandi Technologies Group, Inc.(1)	2,267	4,013
Kangji Medical Holdings Ltd.(2)	22,500	16,584
Kanzhun Ltd., ADR	795	9,906
KE Holdings, Inc., ADR	6,717	99,680
Kingboard Holdings Ltd.	9,500	19,289
Kingboard Laminates Holdings Ltd.	15,500	12,309
Kingdee International Software Group Co. Ltd.(1)	1,000	783
7

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Kingsoft Corp. Ltd.	16,400	$44,841
Kuaishou Technology(1)	48,200	246,026
KWG Living Group Holdings Ltd.(1)(2)	32,000	1,180
Lenovo Group Ltd.	40,000	48,842
Leoch International Technology Ltd.	25,000	5,163
LexinFintech Holdings Ltd., ADR	6,446	11,152
Li Auto, Inc., ADR(1)(2)	10,461	203,571
Li Ning Co. Ltd.	10,500	19,490
Lingbao Gold Group Co. Ltd., Class H	24,000	9,083
Linklogis, Inc., Class B(2)	20,500	4,002
Logan Group Co. Ltd.(1)(2)	2,000	194
Longfor Group Holdings Ltd.	75,558	84,490
Lonking Holdings Ltd.	21,000	3,807
Lufax Holding Ltd., ADR	1,400	3,178
Luye Pharma Group Ltd.(1)	43,500	16,974
LVGEM China Real Estate Investment Co. Ltd.(1)	30,000	2,026
Meitu, Inc.(1)(2)	31,500	9,520
Meituan, Class B(1)	27,950	422,923
Midea Real Estate Holding Ltd.(1)	16,400	15,627
MINISO Group Holding Ltd., ADR(2)	2,855	46,908
Minth Group Ltd.(1)	40,000	63,521
Mobvista, Inc.(1)(2)	3,000	520
NetDragon Websoft Holdings Ltd.	13,000	17,529
NetEase, Inc., ADR	5,316	427,619
New China Life Insurance Co. Ltd., H Shares	38,400	83,114
Nexteer Automotive Group Ltd.	66,000	23,192
NIO, Inc., ADR(1)	4,120	16,645
Niu Technologies, ADR(1)	23	43
Noah Holdings Ltd., ADR	1,772	14,672
Nongfu Spring Co. Ltd., H Shares	16,400	59,238
Orient Overseas International Ltd.	2,500	34,603
PDD Holdings, Inc., ADR(1)	5,107	490,834
People's Insurance Co. Group of China Ltd., H Shares	138,000	52,080
Perennial Energy Holdings Ltd.	15,000	2,183
Pharmaron Beijing Co. Ltd., H Shares	375	426
PICC Property & Casualty Co. Ltd., H Shares	76,000	98,427
Ping An Healthcare & Technology Co. Ltd.(1)(2)	1,600	2,065
Ping An Insurance Group Co. of China Ltd., H Shares	87,500	414,246
Poly Property Group Co. Ltd.	61,000	10,224
Pop Mart International Group Ltd.	4,800	28,107
Postal Savings Bank of China Co. Ltd., H Shares	160,000	85,495
Q Technology Group Co. Ltd.(1)(2)	16,000	9,705
Qifu Technology, Inc., ADR	2,348	62,199
Radiance Holdings Group Co. Ltd.(1)(2)	27,000	8,819
Sany Heavy Equipment International Holdings Co. Ltd.(2)	62,000	35,766
Seazen Group Ltd.(1)(2)	168,000	33,633
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	27,600	15,681
Shanghai Chicmax Cosmetic Co. Ltd.	2,300	11,189
Shanghai Conant Optical Co. Ltd., Class H	1,500	2,497
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares	500	797
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	8,700	12,002
Shenzhen Expressway Corp. Ltd., H Shares	12,000	10,321
Shenzhen International Holdings Ltd.	91,732	73,231
Shenzhen Investment Ltd.	76,000	7,603
8

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Shenzhou International Group Holdings Ltd.	12,400	$101,280
Shimao Services Holdings Ltd.(1)(2)	26,000	2,453
Shoucheng Holdings Ltd.	62,000	10,467
Shougang Fushan Resources Group Ltd.	58,000	19,347
Shui On Land Ltd.	139,500	10,531
Sihuan Pharmaceutical Holdings Group Ltd.(1)	76,000	5,240
Sino Biopharmaceutical Ltd.	330,000	135,460
Sino-Ocean Group Holding Ltd.(1)(2)	305,500	10,715
Sinopharm Group Co. Ltd., H Shares	35,600	82,388
Sinotruk Hong Kong Ltd.	21,500	53,642
Skyworth Group Ltd.	53,013	19,458
SOHO China Ltd.(1)	57,000	4,590
Sohu.com Ltd., ADR(1)	1,626	25,658
Sun King Technology Group Ltd.(1)	2,000	241
Sunac Services Holdings Ltd.(2)	17,000	3,662
Sunny Optical Technology Group Co. Ltd.	11,300	69,267
SY Holdings Group Ltd.(2)	3,000	2,080
TAL Education Group, ADR(1)	319	2,565
TCL Electronics Holdings Ltd.(1)	42,000	25,055
Tencent Holdings Ltd.	46,700	2,264,946
Tencent Music Entertainment Group, ADR	6,118	63,872
Tianli International Holdings Ltd.	100,000	55,214
Tianneng Power International Ltd.(2)	38,000	27,059
Tingyi Cayman Islands Holding Corp.	40,000	53,573
Tong Ren Tang Technologies Co. Ltd., H Shares	16,000	10,132
Tongcheng Travel Holdings Ltd.	32,000	59,327
Topsports International Holdings Ltd.	93,000	34,446
TravelSky Technology Ltd., H Shares	17,000	21,022
Trip.com Group Ltd., ADR(1)	3,468	163,482
Tsaker New Energy Tech Co. Ltd.	4,000	445
Tsingtao Brewery Co. Ltd., H Shares	12,000	69,416
Tuya, Inc., ADR(1)	1,048	1,624
Uni-President China Holdings Ltd.	66,000	58,201
Up Fintech Holding Ltd., ADR(1)	126	459
Vipshop Holdings Ltd., ADR	13,844	173,604
Viva Biotech Holdings(1)(2)	89,000	6,664
Vnet Group, Inc., ADR(1)	3,734	10,381
Want Want China Holdings Ltd.	210,000	121,217
Wasion Holdings Ltd.	32,000	23,285
Weibo Corp., ADR	2,413	18,049
Weichai Power Co. Ltd., H Shares	29,000	44,357
Wuling Motors Holdings Ltd.	10,000	433
WuXi AppTec Co. Ltd., H Shares	1,200	5,236
Wuxi Biologics Cayman, Inc.(1)	14,500	20,639
Xiabuxiabu Catering Management China Holdings Co. Ltd.(2)	25,000	3,228
Xinhua Winshare Publishing & Media Co. Ltd., H Shares	11,000	13,472
Xinyi Energy Holdings Ltd.(2)	156,000	15,155
XJ International Holdings Co. Ltd.(1)(2)	200,000	5,290
XPeng, Inc., Class A, ADR(1)	680	5,474
Xtep International Holdings Ltd.	55,500	36,719
Yadea Group Holdings Ltd.	60,000	84,518
Yeahka Ltd.(1)(2)	2,800	3,822
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., H Shares(1)	200	253
Yidu Tech, Inc.(1)	11,600	4,922
9

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Yihai International Holding Ltd.	15,000	$22,429
Yixin Group Ltd.	52,000	4,904
Youdao, Inc., ADR(1)	26	86
Yuexiu Property Co. Ltd.	32,000	16,635
Yuexiu Services Group Ltd.	15,000	5,975
Yuexiu Transport Infrastructure Ltd.	72,000	32,898
Yum China Holdings, Inc.	7,053	238,462
Zengame Technology Holding Ltd.	28,000	9,333
Zhejiang Expressway Co. Ltd., H Shares	35,880	23,095
ZhongAn Online P&C Insurance Co. Ltd., H Shares(1)(2)	3,700	4,779
Zhongsheng Group Holdings Ltd.	11,500	13,089
Zhou Hei Ya International Holdings Co. Ltd.(1)(2)	23,500	4,505
Zhuguang Holdings Group Co. Ltd.(1)(2)	2,000	26
Zonqing Environmental Ltd.(2)	12,000	13,484
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	7,400	3,855
ZTO Express Cayman, Inc., ADR	7,875	168,840
		17,400,963
Colombia — 0.1%
Bancolombia SA	1,623	14,743
Bancolombia SA, ADR	913	30,211
Interconexion Electrica SA ESP	6,498	28,224
		73,178
Czech Republic — 0.1%
Komercni Banka AS	1,924	65,246
Moneta Money Bank AS	8,414	40,493
		105,739
Egypt — 0.1%
Commercial International Bank - Egypt (CIB), GDR	63,880	107,253
Greece — 0.6%
Aegean Airlines SA	2,230	26,889
Alpha Services & Holdings SA	40,660	69,501
Eurobank Ergasias Services & Holdings SA, Class A	27,092	61,772
GEK TERNA SA(1)	2,412	46,707
Hellenic Telecommunications Organization SA	1,511	24,498
Intrakat Technical & Energy Projects SA(1)	1,830	10,414
Jumbo SA	877	22,178
LAMDA Development SA(1)	4,314	33,609
National Bank of Greece SA	10,010	87,010
Piraeus Financial Holdings SA	22,800	98,358
Terna Energy SA	566	11,955
		492,891
Hong Kong — 0.0%
China General Education Group Ltd.(1)	1,000	1
China Renaissance Holdings Ltd.(1)(2)	6,600	8
Country Garden Holdings Co. Ltd.(1)(2)	185,000	10,439
Jiayuan International Group Ltd.(1)	18,000	23
New Horizon Health Ltd.(1)(2)	7,500	10,200
Redco Properties Group Ltd.(1)	10,000	13
Untrade.China Dili(1)	6,000	8
Venus MedTech Hangzhou, Inc., H Shares(1)	500	90
		20,782
Hungary — 0.3%
Magyar Telekom Telecommunications PLC	14,753	42,596
OTP Bank Nyrt	3,021	155,541
10

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Richter Gedeon Nyrt	1,703	$51,616
		249,753
India — 24.0%
360 ONE WAM Ltd.	2,192	28,032
3i Infotech Ltd.(1)	335	140
3M India Ltd.	18	7,660
Aarti Industries Ltd.	5,080	38,022
Aarti Pharmalabs Ltd.	98	806
ABB India Ltd.	225	21,306
Accelya Solutions India Ltd.	256	5,362
Action Construction Equipment Ltd.	800	12,336
Adani Green Energy Ltd.(1)	1,382	30,285
Aditya Birla Capital Ltd.(1)	14,767	38,754
Aditya Birla Fashion & Retail Ltd.(1)	168	624
Advanced Enzyme Technologies Ltd.	510	2,712
Affle India Ltd.(1)	8	156
AIA Engineering Ltd.	190	9,739
Ajanta Pharma Ltd.	1,741	67,311
Allcargo Logistics Ltd.	12,708	10,611
Allcargo Terminals Ltd.	3,177	1,900
Alok Industries Ltd.(1)	2,218	722
Amara Raja Energy & Mobility Ltd.	5,404	98,060
Amber Enterprises India Ltd.(1)	815	43,471
Ambika Cotton Mills Ltd.	30	611
Anant Raj Ltd.	6,206	44,203
Andhra Paper Ltd.	375	2,530
Andhra Sugars Ltd.	371	510
Apcotex Industries Ltd.	9	50
Apex Frozen Foods Ltd.	40	124
APL Apollo Tubes Ltd.	2,791	48,655
Apollo Hospitals Enterprise Ltd.	1,143	94,468
Apollo Pipes Ltd.	31	224
Apollo Tyres Ltd.	14,888	87,606
Aptech Ltd.	2,258	6,227
Arman Financial Services Ltd.(1)	876	18,234
Arvind Fashions Ltd.	1,070	6,797
Arvind Ltd.	10,055	48,329
Asahi India Glass Ltd.	3,511	26,575
Ashapura Minechem Ltd.(1)	143	579
Ashok Leyland Ltd.	23,107	70,639
Asian Granito India Ltd.(1)	544	582
Asian Paints Ltd.	2,155	80,457
Associated Alcohols & Breweries Ltd.	285	3,053
Aster DM Healthcare Ltd.	3,077	14,942
Astra Microwave Products Ltd.	1,301	14,053
Astral Ltd.	868	19,884
AU Small Finance Bank Ltd.	6,071	49,867
AurionPro Solutions Ltd.	1,150	26,630
Aurobindo Pharma Ltd.	9,075	169,768
Avadh Sugar & Energy Ltd.	127	1,147
Avenue Supermarts Ltd.(1)	555	32,584
Axis Bank Ltd., GDR	5,745	401,133
Bajaj Auto Ltd.	1,170	151,908
Bajaj Consumer Care Ltd.	4,128	12,992
11

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Bajaj Finance Ltd.	1,921	$164,937
Bajaj Finserv Ltd.	2,090	44,444
Bajaj Hindusthan Sugar Ltd.(1)	77,381	39,390
Bajel Projects Ltd.(1)	1,643	5,281
Balaji Amines Ltd.	542	14,399
Balaji Telefilms Ltd.(1)	116	97
Balkrishna Industries Ltd.	777	26,229
Balmer Lawrie & Co. Ltd.	5,894	19,663
Balrampur Chini Mills Ltd.	7,727	55,182
Banco Products India Ltd.	328	2,657
Bandhan Bank Ltd.	18,453	44,117
Bank of Baroda	21,533	64,239
BASF India Ltd.	257	20,190
Bata India Ltd.	2,011	34,860
Bayer CropScience Ltd.	543	40,741
BEML Ltd.	1,262	57,226
Berger Paints India Ltd.	1,530	10,421
Best Agrolife Ltd.	419	3,372
BF Utilities Ltd.(1)	24	226
Bhansali Engineering Polymers Ltd.	9,937	19,614
Bharat Bijlee Ltd.	382	24,529
Bharat Electronics Ltd.	87,245	311,767
Bharat Forge Ltd.	4,819	91,144
Bharat Heavy Electricals Ltd.	26,821	92,850
Bharat Rasayan Ltd.	9	1,380
Biocon Ltd.	5,360	22,933
Birlasoft Ltd.	5,175	41,419
BLS International Services Ltd.	2,590	13,026
Blue Dart Express Ltd.	361	34,634
Blue Star Ltd.	588	11,960
Bodal Chemicals Ltd.	231	224
Bombay Dyeing & Manufacturing Co. Ltd.	7,982	20,528
Brigade Enterprises Ltd.	4,498	64,600
Brightcom Group Ltd.(1)	76,861	7,267
Britannia Industries Ltd.	1,390	97,102
BSE Ltd.	3,203	108,273
Butterfly Gandhimathi Appliances Ltd.(1)	2	23
Camlin Fine Sciences Ltd.(1)	1,546	1,904
Can Fin Homes Ltd.	4,340	44,698
Cantabil Retail India Ltd.	55	163
Capacit'e Infraprojects Ltd.(1)	1,314	5,961
Caplin Point Laboratories Ltd.	162	3,681
Carborundum Universal Ltd.	2,417	43,958
Care Ratings Ltd.	319	3,698
Carysil Ltd.	145	1,557
Ceat Ltd.	1,332	43,807
Central Depository Services India Ltd.	1,574	26,962
Century Enka Ltd.	40	351
Century Plyboards India Ltd.	2,347	22,031
Cera Sanitaryware Ltd.	121	13,300
CG Power & Industrial Solutions Ltd.	1,563	12,970
Chalet Hotels Ltd.(1)	51	508
Chemcon Speciality Chemicals Ltd.(1)	474	1,510
Chemplast Sanmar Ltd.(1)	4,255	25,478
12

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Cholamandalam Financial Holdings Ltd.	2,238	$42,742
Cholamandalam Investment & Finance Co. Ltd.	7,617	132,274
CIE Automotive India Ltd.	6,138	42,831
Cigniti Technologies Ltd.	36	593
Cipla Ltd.	5,856	115,647
City Union Bank Ltd.	27,394	55,804
CMS Info Systems Ltd.	10,026	65,714
Cochin Shipyard Ltd.	7,236	162,966
Coffee Day Enterprises Ltd.(1)	3,695	1,658
Coforge Ltd.	442	33,483
Colgate-Palmolive India Ltd.	2,537	110,112
Computer Age Management Services Ltd.	1,121	56,920
Confidence Petroleum India Ltd.	5,136	5,515
Container Corp. of India Ltd.	2,194	25,243
Coromandel International Ltd.	3,801	79,711
Cosmo First Ltd.	289	2,693
Craftsman Automation Ltd.	399	28,747
CreditAccess Grameen Ltd.	3,548	51,619
CRISIL Ltd.	158	8,407
Crompton Greaves Consumer Electricals Ltd.	10,572	60,109
CSB Bank Ltd.(1)	1,161	4,482
Cummins India Ltd.	908	40,596
Cyient Ltd.	3,960	93,436
Dabur India Ltd.	6,110	46,411
Dalmia Bharat Sugar & Industries Ltd.	176	984
Datamatics Global Services Ltd.	138	1,139
DB Corp. Ltd.	3,495	13,976
DCB Bank Ltd.	4,946	7,268
DCM Shriram Ltd.	3,714	51,010
Deepak Nitrite Ltd.	1,157	40,143
DEN Networks Ltd.(1)	481	304
Devyani International Ltd.(1)	13,059	27,354
Dish TV India Ltd.(1)	43,324	7,625
Dishman Carbogen Amcis Ltd.(1)	1,053	2,548
Divi's Laboratories Ltd.	1,034	62,848
Dixon Technologies India Ltd.	309	48,513
DLF Ltd.	3,041	30,656
D-Link India Ltd.	647	4,546
Dollar Industries Ltd.	80	483
Dr. Lal PathLabs Ltd.	689	28,099
Dr. Reddy's Laboratories Ltd., ADR	1,035	86,391
Dredging Corp. of India Ltd.(1)	199	2,094
eClerx Services Ltd.	1,096	37,949
Edelweiss Financial Services Ltd.	20,359	26,555
Eicher Motors Ltd.	823	48,705
EIH Ltd.	281	1,284
Elecon Engineering Co. Ltd.	3,970	29,435
Emami Ltd.	8,380	81,303
Endurance Technologies Ltd.	461	13,617
Engineers India Ltd.	7,843	20,354
Epigral Ltd.	1,093	24,247
EPL Ltd.	9,635	28,625
Equinox India Developments Ltd.(1)	9,967	15,792
Equitas Small Finance Bank Ltd.	10,360	10,035
13

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Escorts Kubota Ltd.	593	$27,250
Eveready Industries India Ltd.	349	1,900
Everest Industries Ltd.	196	2,645
Everest Kanto Cylinder Ltd.	75	166
Excel Industries Ltd.	24	433
Exide Industries Ltd.	10,259	60,252
Fairchem Organics Ltd.	46	724
FDC Ltd.(1)	1,017	6,586
Federal Bank Ltd.	52,251	121,240
FIEM Industries Ltd.	152	2,764
Filatex India Ltd.	31,246	23,652
Fine Organic Industries Ltd.	380	24,228
Finolex Cables Ltd.	2,440	42,238
Finolex Industries Ltd.(1)	12,360	45,956
Firstsource Solutions Ltd.	332	1,201
Force Motors Ltd.	118	11,720
Fortis Healthcare Ltd.	3,119	20,503
Gabriel India Ltd.	5,375	35,197
Galaxy Surfactants Ltd.	65	2,279
Ganesh Housing Corp. Ltd.	109	1,102
Ganesha Ecosphere Ltd.	327	7,081
Garden Reach Shipbuilders & Engineers Ltd.	1,132	24,492
Garware Hi-Tech Films Ltd.	1,121	44,088
Gateway Distriparks Ltd.	18,865	22,457
Genus Power Infrastructures Ltd.	942	5,133
Geojit Financial Services Ltd.	339	533
GHCL Textiles Ltd.	2,488	3,207
GIC Housing Finance Ltd.	2,493	7,132
Gillette India Ltd.	188	19,895
GlaxoSmithKline Pharmaceuticals Ltd.	804	26,311
Glenmark Pharmaceuticals Ltd.	7,830	161,743
Global Health Ltd.(1)	1,681	22,743
Globus Spirits Ltd.	434	5,550
GMM Pfaudler Ltd.	1,332	21,796
GMR Airports Infrastructure Ltd.(1)	31,654	35,708
GNA Axles Ltd.	138	708
Godrej Consumer Products Ltd.	1,894	33,425
Godrej Properties Ltd.(1)	326	11,317
Gokaldas Exports Ltd.	3,063	34,310
Goodluck India Ltd.	231	3,204
Greenply Industries Ltd.	546	2,500
GTL Infrastructure Ltd.(1)	37,531	1,192
Gufic Biosciences Ltd.	77	369
Gujarat Alkalies & Chemicals Ltd.	681	6,253
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	4,277	34,855
Gujarat Pipavav Port Ltd.	15,737	42,322
Gulf Oil Lubricants India Ltd.	862	14,552
Hathway Cable & Datacom Ltd.(1)	5,258	1,325
Havells India Ltd.	2,304	52,191
HBL Power Systems Ltd.	2,016	15,049
HCL Technologies Ltd.	13,223	276,484
HDFC Asset Management Co. Ltd.	2,165	114,138
HDFC Bank Ltd.	22,473	439,457
HDFC Life Insurance Co. Ltd.	947	8,344
14

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
HealthCare Global Enterprises Ltd.(1)	1,599	$7,387
HEG Ltd.	276	6,577
Heritage Foods Ltd.	3,746	25,161
Hero MotoCorp Ltd.	2,837	184,731
HFCL Ltd.	10,629	18,962
HG Infra Engineering Ltd.	1,134	21,145
HIL Ltd.	34	1,156
Himadri Speciality Chemical Ltd., ADR	10,303	64,341
Himatsingka Seide Ltd.(1)	231	409
Hinduja Global Solutions Ltd.	241	2,620
Hindustan Aeronautics Ltd.	4,733	264,351
Hindustan Oil Exploration Co. Ltd.(1)	687	2,150
Hindustan Unilever Ltd.	3,966	131,391
Hindware Home Innovation Ltd.	2,181	9,621
Hitachi Energy India Ltd.	14	2,018
Honda India Power Products Ltd.	209	9,593
ICICI Bank Ltd., ADR	13,212	387,244
ICICI Lombard General Insurance Co. Ltd.	2,613	66,836
ICICI Prudential Life Insurance Co. Ltd.	1,500	13,472
ICICI Securities Ltd.	3,661	35,980
IDFC First Bank Ltd.(1)	47,954	42,234
IFCI Ltd.(1)	31,768	28,411
IIFL Finance Ltd.	9,757	53,071
IIFL Securities Ltd.	16,765	55,158
India Glycols Ltd.	1,473	24,412
IndiaMart InterMesh Ltd.	842	30,129
Indian Energy Exchange Ltd.	6,643	16,140
Indian Hotels Co. Ltd.	4,012	31,014
Indian Metals & Ferro Alloys Ltd.	35	279
Indian Railway Catering & Tourism Corp. Ltd.	1,632	18,161
Indo Count Industries Ltd.	5,999	29,260
Indo Rama Synthetics India Ltd.(1)	481	273
IndusInd Bank Ltd.	4,392	74,647
Infibeam Avenues Ltd.	10,565	3,928
Info Edge India Ltd.	416	38,107
Infosys Ltd., ADR	28,067	653,400
Ingersoll Rand India Ltd.	118	5,933
Inox Wind Ltd.(1)	5,000	13,229
Insecticides India Ltd.	135	1,600
Intellect Design Arena Ltd.	1,070	12,672
IOL Chemicals & Pharmaceuticals Ltd.	258	1,358
ION Exchange India Ltd.(1)	1,470	11,373
Ipca Laboratories Ltd.	3,384	55,874
IRB Infrastructure Developers Ltd.	31,598	23,889
ISGEC Heavy Engineering Ltd.	33	543
ITD Cementation India Ltd.	5,135	33,992
Jai Corp. Ltd.	1,548	6,843
Jain Irrigation Systems Ltd.(1)	8,727	7,360
Jaiprakash Associates Ltd.(1)	6,016	595
Jammu & Kashmir Bank Ltd.	25,135	32,933
Jamna Auto Industries Ltd.	9,888	14,822
Jindal Poly Films Ltd.	165	1,577
Jio Financial Services Ltd.(1)	38,729	148,420
JK Paper Ltd.	6,242	34,142
15

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
JK Tyre & Industries Ltd.	5,765	$27,568
JM Financial Ltd.	22,621	28,788
Jubilant Foodworks Ltd.	5,388	41,796
Jubilant Pharmova Ltd.	2,735	29,985
Just Dial Ltd.(1)	227	3,390
Jyothy Labs Ltd.	831	5,353
Kansai Nerolac Paints Ltd.	169	598
Karnataka Bank Ltd.(1)	12,516	33,950
Karur Vysya Bank Ltd.	19,881	52,597
KCP Ltd.	6,926	19,325
KEC International Ltd.	6,432	72,641
KEI Industries Ltd.	920	50,545
Kellton Tech Solutions Ltd.(1)	119	219
Kennametal India Ltd.	93	3,474
Kiri Industries Ltd.(1)	1,143	5,274
Kirloskar Brothers Ltd.	1,718	37,029
Kirloskar Ferrous Industries Ltd.(1)	1,806	14,828
Kirloskar Oil Engines Ltd.	1,380	21,966
Kitex Garments Ltd.	301	1,317
Kolte-Patil Developers Ltd.	1,063	5,569
Kotak Mahindra Bank Ltd.	6,299	133,772
KPI Green Energy Ltd.	3,782	40,838
KPIT Technologies Ltd.	3,706	80,325
KPR Mill Ltd.	1,251	12,647
KSB Ltd.	825	9,130
LA Opala RG Ltd.	598	2,367
Laxmi Organic Industries Ltd.	5,876	20,873
Lemon Tree Hotels Ltd.(1)	409	656
LG Balakrishnan & Bros Ltd.	987	16,216
LIC Housing Finance Ltd.	11,398	91,663
Lumax Auto Technologies Ltd.(1)	732	4,601
Lupin Ltd.	6,741	180,175
LUX Industries Ltd.	48	1,362
Maharashtra Scooters Ltd.	59	6,844
Mahindra & Mahindra Financial Services Ltd.	11,400	42,716
Mahindra & Mahindra Ltd.	7,612	254,981
Mahindra Holidays & Resorts India Ltd.(1)	1,372	6,673
Mahindra Lifespace Developers Ltd.	220	1,492
Mahindra Logistics Ltd.	1,203	7,154
Maithan Alloys Ltd.	69	948
Man Infraconstruction Ltd.	9,852	23,188
Manali Petrochemicals Ltd.	1,472	1,593
Manappuram Finance Ltd.	34,142	87,935
Marico Ltd.	4,760	36,718
Maruti Suzuki India Ltd.	1,180	174,731
MAS Financial Services Ltd.	6,171	21,359
Mastek Ltd.	113	3,967
Max Financial Services Ltd.(1)	6,710	85,955
Max Healthcare Institute Ltd.	3,221	33,134
Mayur Uniquoters Ltd.	1,297	9,524
Mazagon Dock Shipbuilders Ltd.	817	41,409
Meghmani Organics Ltd.(1)	1,526	1,834
Metropolis Healthcare Ltd.	468	11,947
Minda Corp. Ltd.	5,182	35,074
16

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Mirza International Ltd.(1)	663	$347
Mishra Dhatu Nigam Ltd.	621	3,072
Mold-Tek Packaging Ltd.	61	569
Monte Carlo Fashions Ltd.(1)	87	732
Motherson Sumi Wiring India Ltd.	35,351	29,707
Motilal Oswal Financial Services Ltd.	3,728	32,034
Mphasis Ltd.	2,700	99,919
MRF Ltd.	71	114,195
MSTC Ltd.	182	1,777
Multi Commodity Exchange of India Ltd.	1,061	65,617
Muthoot Finance Ltd.	3,898	91,354
Narayana Hrudayalaya Ltd.	2,815	42,602
Natco Pharma Ltd.	452	8,303
National Fertilizers Ltd.	712	1,178
Navkar Corp. Ltd.(1)	1,587	2,837
Navneet Education Ltd.	1,113	2,106
NELCO Ltd.	265	3,869
Nestle India Ltd.	2,500	74,529
Neuland Laboratories Ltd.	535	79,763
Newgen Software Technologies Ltd.	262	3,486
NIIT Learning Systems Ltd.	4,133	24,401
NIIT Ltd.	525	1,052
Nippon Life India Asset Management Ltd.	5,016	40,285
NMDC Steel Ltd.(1)	20,713	13,258
NOCIL Ltd.	4,984	16,808
Nuvama Wealth Management Ltd.	641	49,276
Oberoi Realty Ltd.	1,342	28,364
Olectra Greentech Ltd.	242	4,508
Omaxe Ltd.(1)	298	443
One 97 Communications Ltd.(1)	6,129	45,518
OnMobile Global Ltd.(1)	473	480
Optiemus Infracom Ltd.(1)	173	1,208
Oracle Financial Services Software Ltd.	736	96,419
Orient Cement Ltd.	6,086	22,169
Orient Electric Ltd.	7,722	24,703
Orient Paper & Industries Ltd.	2,680	1,538
Orissa Minerals Development Co. Ltd.(1)	250	24,379
Page Industries Ltd.	64	32,453
Paisalo Digital Ltd.	29,944	22,757
Panama Petrochem Ltd.	1,604	7,942
Patel Engineering Ltd.(1)	19,479	13,322
PB Fintech Ltd.(1)	1,423	30,017
PC Jeweller Ltd.(1)	3,055	4,055
PDS Ltd.	771	5,025
Pearl Global Industries Ltd.	1,597	19,590
Pennar Industries Ltd.(1)	6,469	13,733
Persistent Systems Ltd.	2,370	146,222
PG Electroplast Ltd.(1)	560	3,510
Phoenix Mills Ltd.	121	5,442
PI Industries Ltd.	312	16,739
Pidilite Industries Ltd.	864	32,206
Piramal Enterprises Ltd.	3,005	37,396
Piramal Pharma Ltd.	956	2,156
Pitti Engineering Ltd.(1)	2,246	36,620
17

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
PNB Housing Finance Ltd.(1)	4,528	$52,809
Pokarna Ltd.	966	10,737
Polycab India Ltd.	272	22,109
Polyplex Corp. Ltd.	941	13,972
Pondy Oxides & Chemicals Ltd.	879	18,862
Poonawalla Fincorp Ltd.	944	4,364
Power Finance Corp. Ltd.	35,193	230,684
Power Grid Corp. of India Ltd.	59,370	239,127
Power Mech Projects Ltd.	292	23,672
Praj Industries Ltd.	5,232	47,843
Prakash Industries Ltd.(1)	7,645	20,116
Prestige Estates Projects Ltd.	1,620	35,040
Pricol Ltd.(1)	4,033	24,883
Prince Pipes & Fittings Ltd.(1)	312	2,189
Procter & Gamble Health Ltd.	253	15,721
PSP Projects Ltd.	400	3,259
Quess Corp. Ltd.	2,051	19,160
Radico Khaitan Ltd.	822	19,021
Rajesh Exports Ltd.(1)	1,830	6,388
Rallis India Ltd.	2,626	11,034
Ramco Systems Ltd.(1)	27	131
Ramky Infrastructure Ltd.(1)	3,664	31,143
RattanIndia Power Ltd.(1)	2,552	493
Raymond Consumer Care Ltd.(1)	1,184	21,283
Raymond Ltd.	1,481	35,072
RBL Bank Ltd.	25,148	68,307
REC Ltd.	48,600	359,137
Redington Ltd.	22,111	53,287
Redtape Ltd.(1)	663	5,362
Reliance Industrial Infrastructure Ltd.	30	426
Religare Enterprises Ltd.(1)	307	1,007
Repco Home Finance Ltd.	2,127	13,272
Restaurant Brands Asia Ltd.(1)	5,972	7,830
Rico Auto Industries Ltd.	5,876	8,533
RITES Ltd.	2,395	18,554
RPG Life Sciences Ltd.	383	9,632
RSWM Ltd.	288	735
Rupa & Co. Ltd.(1)	235	926
Safari Industries India Ltd.	448	13,228
Saksoft Ltd.	523	1,826
Sammaan Capital Ltd.	18,677	36,078
Samvardhana Motherson International Ltd.	61,182	142,658
Sandhar Technologies Ltd.	2,663	19,355
Sanghvi Movers Ltd.	1,660	17,773
Sanofi Consumer Healthcare India Ltd.(1)	269	13,541
Sanofi India Ltd.	269	21,833
Sansera Engineering Ltd.	2,283	40,916
Satia Industries Ltd.	1,711	2,466
Satin Creditcare Network Ltd.(1)	3,993	10,181
SBI Cards & Payment Services Ltd.	5,612	48,403
SBI Life Insurance Co. Ltd.	2,251	49,644
Schaeffler India Ltd.	291	13,697
Schneider Electric Infrastructure Ltd.(1)	344	3,416
SEAMEC Ltd.(1)	1,116	21,164
18

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Sequent Scientific Ltd.(1)	193	$377
Seshasayee Paper & Boards Ltd.	951	3,982
Shakti Pumps India Ltd.	49	2,613
Shankara Building Products Ltd.	97	693
Shanthi Gears Ltd.	393	2,822
Shipping Corp. of India Land & Assets Ltd.(1)	3,065	3,151
Shoppers Stop Ltd.(1)	706	6,828
Shriram Finance Ltd.	7,340	280,933
Siemens Ltd.	473	38,892
Siyaram Silk Mills Ltd.	139	808
SKF India Ltd.	557	35,079
Sobha Ltd.	3,032	61,119
Sobha Ltd.	387	3,981
SOM Distilleries & Breweries Ltd.(1)	1,480	1,982
Sona Blw Precision Forgings Ltd.	2,884	23,513
Sonata Software Ltd.	7,642	60,721
South Indian Bank Ltd.	83,122	25,372
Southern Petrochemical Industries Corp. Ltd.	1,412	1,480
Spandana Sphoorty Financial Ltd.(1)	269	2,015
Speciality Restaurants Ltd.	716	1,569
SRF Ltd.	1,025	31,363
Star Cement Ltd.(1)	8,834	24,035
State Bank of India, GDR	2,243	218,754
Steel Strips Wheels Ltd.(1)	1,280	3,472
Sterlite Technologies Ltd.(1)	1,461	2,295
Stove Kraft Ltd.(1)	129	1,293
Strides Pharma Science Ltd.(1)	3,755	59,995
Sudarshan Chemical Industries Ltd.	2,197	27,046
Sumitomo Chemical India Ltd.	255	1,555
Sun Pharmaceutical Industries Ltd.	9,881	214,671
Sun TV Network Ltd.	2,685	26,301
Sundaram Finance Ltd.	138	8,303
Sundram Fasteners Ltd.	1,429	23,048
Sunflag Iron & Steel Co. Ltd.(1)	4,123	10,590
Sunteck Realty Ltd.(1)	539	3,663
Suprajit Engineering Ltd.	837	5,232
Supreme Industries Ltd.	832	52,449
Supreme Petrochem Ltd.	3,462	35,496
Suven Pharmaceuticals Ltd.(1)	2,090	26,814
Suzlon Energy Ltd.(1)	65,829	59,568
Syngene International Ltd.	1,965	20,355
Tamil Nadu Newsprint & Papers Ltd.	2,474	6,751
Tamilnad Mercantile Bank Ltd.(1)	3,115	17,477
Tamilnadu Petroproducts Ltd.	713	844
Tanla Platforms Ltd.	1,537	17,031
Tata Communications Ltd.	1,782	41,685
Tata Consultancy Services Ltd.	6,448	350,300
Tata Consumer Products Ltd.	1,895	27,128
Tata Elxsi Ltd.	235	22,422
Tata Investment Corp. Ltd.	407	35,330
Tata Motors Ltd.	7,155	94,840
Tata Teleservices Maharashtra Ltd.(1)	1,227	1,422
TCI Express Ltd.	160	2,154
TeamLease Services Ltd.(1)	66	2,479
19

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Tech Mahindra Ltd.	9,939	$194,273
Technocraft Industries India Ltd.(1)	45	1,874
Tejas Networks Ltd.(1)	62	974
Texmaco Rail & Engineering Ltd.	4,065	11,789
Thanga Mayil Jewellery Ltd.	588	14,274
Thermax Ltd.	262	13,645
Thirumalai Chemicals Ltd.	1,582	6,358
Thomas Cook India Ltd.	9,366	25,763
Thyrocare Technologies Ltd.	317	3,256
Time Technoplast Ltd.	3,799	18,163
Titagarh Rail System Ltd.	4,175	70,851
Titan Co. Ltd.	950	40,392
Torrent Pharmaceuticals Ltd.	1,443	59,972
Tourism Finance Corp. of India Ltd.	8,500	18,124
TransIndia Real Estate Ltd.	3,177	1,846
Transport Corp. of India Ltd.	729	9,441
Trent Ltd.	985	83,961
Triveni Turbine Ltd.	2,044	17,532
TTK Prestige Ltd.	440	4,918
Tube Investments of India Ltd.	862	41,452
TV Today Network Ltd.	140	454
TV18 Broadcast Ltd.(1)	8,772	5,353
TVS Motor Co. Ltd.	720	24,150
TVS Srichakra Ltd.	149	8,227
Uflex Ltd.	2,610	23,778
Ugar Sugar Works Ltd.	5,572	5,676
Ujjivan Small Finance Bank Ltd.	51,179	26,786
Unichem Laboratories Ltd.(1)	1,194	8,252
Union Bank of India Ltd.	35,210	51,036
United Spirits Ltd.	3,841	67,518
UNO Minda Ltd.	1,755	24,586
UPL Ltd.	16,127	114,999
UTI Asset Management Co. Ltd.	2,128	29,086
VA Tech Wabag Ltd.(1)	485	7,371
Vaibhav Global Ltd.	295	1,118
Valiant Organics Ltd.(1)	107	524
Vardhman Textiles Ltd.	8,586	50,685
Varroc Engineering Ltd.(1)	1,311	8,906
Varun Beverages Ltd.	5,540	99,133
Venky's India Ltd.	65	1,812
Vinati Organics Ltd.	987	23,181
VIP Industries Ltd.	2,799	16,252
Visaka Industries Ltd.	1,090	1,456
Vishnu Chemicals Ltd.(1)	520	2,493
VL E-Governance & IT Solutions Ltd.(1)	1,063	1,458
V-Mart Retail Ltd.(1)	618	26,506
Vodafone Idea Ltd.(1)	38,671	7,212
Voltamp Transformers Ltd.	368	61,939
Voltas Ltd.	1,433	29,805
VRL Logistics Ltd.(1)	1,176	7,431
Welspun Corp. Ltd.	5,585	47,277
Welspun Enterprises Ltd.	4,619	32,399
Welspun Living Ltd.	11,181	25,733
West Coast Paper Mills Ltd.	2,698	19,614
20

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Westlife Foodworld Ltd.(1)	866	$8,496
Whirlpool of India Ltd.	24	625
Wipro Ltd., ADR	7,838	50,398
Wonderla Holidays Ltd.	85	858
Yes Bank Ltd.(1)	261,201	73,672
Zee Entertainment Enterprises Ltd.(1)	13,949	23,411
Zee Media Corp. Ltd.(1)	1,302	207
Zen Technologies Ltd.	88	1,786
Zensar Technologies Ltd.	3,981	36,448
Zomato Ltd.(1)	23,644	70,552
		19,567,180
Indonesia — 1.9%
Adi Sarana Armada Tbk. PT	24,700	1,183
Aspirasi Hidup Indonesia Tbk. PT	275,400	12,725
Astra Otoparts Tbk. PT	48,000	6,855
Bank BTPN Syariah Tbk. PT	151,900	12,458
Bank Bukopin Tbk. PT(1)	53,500	218
Bank Central Asia Tbk. PT	316,600	211,076
Bank Jago Tbk. PT(1)	5,400	1,004
Bank Mandiri Persero Tbk. PT	634,700	293,292
Bank Negara Indonesia Persero Tbk. PT	271,600	93,980
Bank Pan Indonesia Tbk. PT(1)	80,400	7,285
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	53,200	3,426
Bank Pembangunan Daerah Jawa Timur Tbk. PT	41,400	1,525
Bank Rakyat Indonesia Persero Tbk. PT	683,400	227,542
Bank Tabungan Negara Persero Tbk. PT	186,378	17,013
BFI Finance Indonesia Tbk. PT	382,100	25,087
Blue Bird Tbk. PT	27,400	3,198
Buana Lintas Lautan Tbk. PT(1)	202,000	1,385
Bukalapak.com Tbk. PT(1)	1,846,700	14,004
Bumi Serpong Damai Tbk. PT(1)	193,500	16,095
Ciputra Development Tbk. PT	379,000	31,843
Clipan Finance Indonesia Tbk. PT(1)	215,900	5,899
Dharma Polimetal Tbk. PT	95,600	6,709
Elang Mahkota Teknologi Tbk. PT	515,200	13,404
Elnusa Tbk. PT	367,000	11,405
Erajaya Swasembada Tbk. PT	171,000	4,678
Gajah Tunggal Tbk. PT	142,900	12,204
Global Mediacom Tbk. PT(1)	309,100	4,560
GoTo Gojek Tokopedia Tbk. PT(1)	1,028,900	3,463
Indosat Tbk. PT	20,600	13,831
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	302,100	12,898
Jasa Marga Persero Tbk. PT	100,800	34,947
Kalbe Farma Tbk. PT	129,500	13,819
Kencana Energi Lestari Tbk. PT	50,900	2,274
Kino Indonesia Tbk. PT	2,700	227
Lippo Cikarang Tbk. PT(1)	14,500	708
Lippo Karawaci Tbk. PT(1)	161,800	827
Map Aktif Adiperkasa PT	366,600	20,619
Mark Dynamics Indonesia Tbk. PT	9,400	555
Matahari Department Store Tbk. PT	22,200	2,402
Media Nusantara Citra Tbk. PT(1)	606,200	12,790
Medikaloka Hermina Tbk. PT	141,100	11,867
Merdeka Copper Gold Tbk. PT(1)	40,000	6,083
21

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Mitra Adiperkasa Tbk. PT	356,100	$34,416
Mitra Keluarga Karyasehat Tbk. PT	45,700	9,053
Mitra Pinasthika Mustika Tbk. PT	24,800	1,653
Pabrik Kertas Tjiwi Kimia Tbk. PT	9,500	4,548
Pakuwon Jati Tbk. PT	222,300	6,851
Panin Financial Tbk. PT(1)	351,600	9,368
Puradelta Lestari Tbk. PT	79,500	839
Samator Indo Gas Tbk. PT	15,200	1,837
Samudera Indonesia Tbk. PT	253,000	5,801
Sarana Menara Nusantara Tbk. PT	590,900	31,930
Sariguna Primatirta Tbk. PT	75,900	5,724
Smartfren Telecom Tbk. PT(1)	1,936,300	3,750
Steel Pipe Industry of Indonesia PT	14,200	281
Sumber Alfaria Trijaya Tbk. PT	319,200	59,969
Summarecon Agung Tbk. PT	448,100	17,679
Surya Citra Media Tbk. PT	87,600	691
Telkom Indonesia Persero Tbk. PT, ADR	6,505	127,498
Temas Tbk. PT	233,000	2,276
Tower Bersama Infrastructure Tbk. PT	29,400	3,665
Unilever Indonesia Tbk. PT	98,800	14,497
Wijaya Karya Persero Tbk. PT(1)	127,000	3,210
XL Axiata Tbk. PT	303,800	43,785
		1,566,684
Malaysia — 2.0%
Aeon Co. M Bhd.	40,600	13,528
AEON Credit Service M Bhd.	1,000	1,644
AFFIN Bank Bhd.	27,100	20,580
Alliance Bank Malaysia Bhd.	34,600	34,526
AMMB Holdings Bhd.	61,700	74,291
Ann Joo Resources Bhd.(1)	300	66
Astro Malaysia Holdings Bhd.(1)	35,300	1,963
Axiata Group Bhd.	43,100	25,400
Bank Islam Malaysia Bhd.	21,600	13,307
Berjaya Food Bhd.	31,108	2,913
Bermaz Auto Bhd.	43,100	24,951
Bursa Malaysia Bhd.	17,600	37,617
Cahya Mata Sarawak Bhd.	36,000	11,265
Carlsberg Brewery Malaysia Bhd.	2,300	10,214
CELCOMDIGI Bhd.	44,300	39,689
CIMB Group Holdings Bhd.	68,131	129,547
Cypark Resources Bhd.(1)	24,100	3,681
D&O Green Technologies Bhd.	100	64
Dayang Enterprise Holdings Bhd.	5,400	3,260
DRB-Hicom Bhd.	28,000	7,583
Dufu Technology Corp. Bhd.	2,100	919
Eco World Development Group Bhd.	7,800	2,804
Ekovest Bhd.(1)	137,000	11,431
Fraser & Neave Holdings Bhd.	1,000	6,923
Frontken Corp. Bhd.	13,400	11,169
Gamuda Bhd.	50,557	87,734
Greatech Technology Bhd.(1)	1,100	1,203
Hartalega Holdings Bhd.(1)	58,200	33,292
Heineken Malaysia Bhd.	2,800	14,889
Hengyuan Refining Co. Bhd.(1)	5,300	2,762
22

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Hiap Teck Venture Bhd.	7,600	$591
Hong Leong Bank Bhd.	2,500	12,286
Hong Leong Capital Bhd.	600	630
Hong Leong Financial Group Bhd.	2,800	12,123
IHH Healthcare Bhd.	13,000	18,863
Inari Amertron Bhd.	23,700	17,301
IOI Properties Group Bhd.	1,100	526
Iskandar Waterfront City Bhd.(1)	76,500	9,203
JAKS Resources Bhd.(1)	1,300	44
Kelington Group Bhd.	20,500	14,346
Kossan Rubber Industries Bhd.	56,000	23,580
KPJ Healthcare Bhd.	79,400	35,296
KSL Holdings Bhd.(1)	24,900	10,215
Lingkaran Trans Kota Holdings Bhd.(1)	10,400	10
Lotte Chemical Titan Holding Bhd.(1)	2,000	473
Mah Sing Group Bhd.	102,400	38,637
Malayan Banking Bhd.	30,400	75,841
Malaysia Airports Holdings Bhd.	15,300	37,154
Malaysian Pacific Industries Bhd.	3,100	21,248
Malaysian Resources Corp. Bhd.	70,200	8,946
Maxis Bhd.	30,600	27,340
MBSB Bhd.	55,700	10,387
Mieco Chipboard Bhd.(1)	700	112
Mr. DIY Group M Bhd.	30,700	14,614
My EG Services Bhd.	177,676	36,806
Nestle Malaysia Bhd.	900	22,100
Pentamaster Corp. Bhd.	1,100	1,008
Perak Transit Bhd.	11,250	1,783
Petron Malaysia Refining & Marketing Bhd.	500	506
Press Metal Aluminium Holdings Bhd.	18,700	21,539
Public Bank Bhd.	132,700	147,997
Ranhill Utilities Bhd.(1)	85,525	25,766
RHB Bank Bhd.	29,514	41,883
Scientex Bhd.	3,300	3,126
Shin Yang Group Bhd.	22,500	4,941
Signature International Bhd.	3,300	963
Sime Darby Bhd.	21,700	12,466
Sime Darby Property Bhd.	161,300	52,341
SP Setia Bhd. Group	113,300	28,921
Sunway Bhd.	3,100	2,942
Supermax Corp. Bhd.(1)	62,800	11,412
Swift Haulage Bhd.	2,100	243
Syarikat Takaful Malaysia Keluarga Bhd.	500	448
Telekom Malaysia Bhd.	20,300	31,752
TIME dotCom Bhd.	14,100	16,380
Top Glove Corp. Bhd.(1)	32,000	6,817
UEM Sunrise Bhd.	56,400	11,490
Unisem M Bhd.	5,800	4,237
UWC Bhd.(1)	5,800	3,357
Velesto Energy Bhd.	241,600	11,765
ViTrox Corp. Bhd.	3,600	3,036
VS Industry Bhd.	153,600	38,857
WCE Holdings Bhd.(1)	70,900	11,901
Westports Holdings Bhd.	2,000	1,967
		1,577,731
23

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Mexico — 2.2%
Alsea SAB de CV	11,885	$32,648
America Movil SAB de CV, ADR	8,787	145,513
Arca Continental SAB de CV	2,953	26,628
Banco del Bajio SA	37,500	93,454
Becle SAB de CV	1,787	2,882
Bolsa Mexicana de Valores SAB de CV	7,213	11,097
Corp. Inmobiliaria Vesta SAB de CV	26,812	73,489
Fomento Economico Mexicano SAB de CV, ADR	845	86,849
Genomma Lab Internacional SAB de CV, Class B	29,533	28,477
Gentera SAB de CV	70,480	76,656
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	1,158	74,193
Grupo Aeroportuario del Pacifico SAB de CV, ADR(2)	751	133,438
Grupo Aeroportuario del Sureste SAB de CV, ADR	230	61,960
Grupo Bimbo SAB de CV, Series A	17,797	63,898
Grupo Comercial Chedraui SA de CV(2)	6,423	48,865
Grupo Financiero Banorte SAB de CV, Class O	30,706	212,900
Grupo Financiero Inbursa SAB de CV, Class O(1)	24,434	58,063
Grupo Mexico SAB de CV, Series B	25,629	131,631
Grupo Televisa SAB, ADR	19,509	38,823
Kimberly-Clark de Mexico SAB de CV, A Shares	37,803	62,057
La Comer SAB de CV	8,301	14,120
Megacable Holdings SAB de CV	50,610	108,702
Nemak SAB de CV(1)	118,712	13,442
Operadora De Sites Mexicanos SAB de CV	12,300	10,492
Orbia Advance Corp. SAB de CV	8,800	9,468
Promotora y Operadora de Infraestructura SAB de CV	3,412	31,880
Qualitas Controladora SAB de CV	6,986	55,954
Regional SAB de CV	7,059	44,886
Sitios Latinoamerica SAB de CV(1)(2)	5,571	1,069
Wal-Mart de Mexico SAB de CV	21,171	67,380
		1,820,914
Peru — 0.3%
Credicorp Ltd.	795	141,788
Intercorp Financial Services, Inc.	1,166	29,617
Southern Copper Corp.	374	38,043
		209,448
Philippines — 0.7%
Ayala Land, Inc.	42,000	26,393
Bank of the Philippine Islands	15,378	34,230
BDO Unibank, Inc.	24,870	67,728
Century Pacific Food, Inc.	32,600	21,268
Converge Information & Communications Technology Solutions, Inc.(1)	41,600	11,140
Globe Telecom, Inc.	421	16,504
GT Capital Holdings, Inc.	2,810	31,272
International Container Terminal Services, Inc.	13,390	94,543
Jollibee Foods Corp.	8,540	39,557
LT Group, Inc.	20,600	3,755
Manila Electric Co.	5,400	40,910
Megaworld Corp.	368,000	12,601
Metropolitan Bank & Trust Co.	52,360	68,665
Monde Nissin Corp.	22,000	3,706
PLDT, Inc., ADR	973	26,222
Puregold Price Club, Inc.	32,500	16,084
24

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Robinsons Land Corp.	43,400	$11,554
Robinsons Retail Holdings, Inc.	840	574
Security Bank Corp.	12,800	13,675
SM Investments Corp.	1,130	17,841
SM Prime Holdings, Inc.	60,600	33,417
Wilcon Depot, Inc.	20,200	6,761
		598,400
Poland — 1.1%
Alior Bank SA	3,549	93,749
Allegro.eu SA(1)	2,110	20,785
AmRest Holdings SE(1)	1,970	11,684
Asseco Poland SA	475	11,078
Bank Handlowy w Warszawie SA	66	1,607
Bank Millennium SA(1)	17,448	40,554
Bank Polska Kasa Opieki SA	2,030	83,164
Budimex SA	250	38,858
CCC SA(1)	1,626	65,078
CD Projekt SA	604	28,550
Cyfrowy Polsat SA(1)	666	2,545
Dino Polska SA(1)	314	26,106
Grupa Kety SA	533	106,946
KGHM Polska Miedz SA	63	2,261
KRUK SA	175	20,142
LPP SA	13	49,443
mBank SA(1)	188	31,101
Orange Polska SA	21,344	47,878
Pepco Group NV(1)	3,035	14,187
Powszechna Kasa Oszczednosci Bank Polski SA	5,061	75,792
Powszechny Zaklad Ubezpieczen SA	3,525	42,446
Santander Bank Polska SA	152	20,461
TEN Square Games SA(1)	24	591
Text SA	370	7,443
Warsaw Stock Exchange	116	1,312
XTB SA	3,093	54,683
		898,444
Singapore — 0.0%
Super Hi International Holding Ltd.(1)(2)	1,500	2,428
South Africa — 3.3%
Absa Group Ltd.	9,956	98,168
AECI Ltd.	4,838	28,854
Anglo American Platinum Ltd.	366	12,638
Anglogold Ashanti PLC (New York)	3,850	114,230
Aspen Pharmacare Holdings Ltd.	5,676	76,248
Astral Foods Ltd.(1)	1,219	11,893
AVI Ltd.	11,059	63,003
Barloworld Ltd.	4,158	21,803
Bid Corp. Ltd.	1,751	44,177
Capitec Bank Holdings Ltd.	476	77,744
Clicks Group Ltd.	3,595	74,832
Coronation Fund Managers Ltd.	7,250	16,481
Curro Holdings Ltd.	12,198	9,078
DataTec Ltd.	7,041	14,027
Dis-Chem Pharmacies Ltd.	4,826	9,433
Discovery Ltd.	3,836	32,829
25

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
FirstRand Ltd.	34,957	$168,087
Fortress Real Estate Investments Ltd., Class B	28,718	31,076
Foschini Group Ltd.	12,230	99,155
Gold Fields Ltd., ADR	9,957	136,809
Grindrod Ltd.	30,545	24,246
Impala Platinum Holdings Ltd.(2)	10,823	46,612
Investec Ltd.	3,564	27,001
JSE Ltd.	1,034	6,788
KAP Ltd.(1)	60,434	11,241
Kumba Iron Ore Ltd.(2)	626	12,395
Life Healthcare Group Holdings Ltd.	24,861	19,994
Merafe Resources Ltd.	24,876	2,198
Momentum Group Ltd.	64,195	100,275
Mr. Price Group Ltd.	2,419	32,716
MTN Group Ltd.	16,716	83,265
MultiChoice Group(1)	6,735	41,673
Nedbank Group Ltd.	5,874	97,235
NEPI Rockcastle NV(1)	11,218	91,481
Netcare Ltd.	21,250	16,175
Ninety One Ltd.	3,606	7,889
Northam Platinum Holdings Ltd.	8,393	49,739
Oceana Group Ltd.	54	207
Old Mutual Ltd.	136,087	98,390
Omnia Holdings Ltd.	7,035	24,927
OUTsurance Group Ltd.	10,765	28,817
Pepkor Holdings Ltd.	12,142	14,973
Pick n Pay Stores Ltd.(1)(2)	7,864	10,717
PPC Ltd.	28,548	6,698
PSG Financial Services Ltd.	6,160	5,984
Raubex Group Ltd.	1,141	3,136
Remgro Ltd.	6,683	54,202
Reunert Ltd.	2,135	9,250
Sanlam Ltd.	17,068	85,093
Santam Ltd.	460	9,063
Sappi Ltd.	29,075	74,404
Shoprite Holdings Ltd.	3,257	56,434
Sibanye Stillwater Ltd., ADR(2)	14,056	54,678
SPAR Group Ltd.(1)	4,101	29,339
Standard Bank Group Ltd.	11,257	151,203
Telkom SA SOC Ltd.(1)	10,945	17,272
Tiger Brands Ltd.	2,209	29,147
Transaction Capital Ltd.(1)	1,594	244
Truworths International Ltd.	9,275	50,457
Vodacom Group Ltd.	3,824	23,631
Wilson Bayly Holmes-Ovcon Ltd.	48	551
Woolworths Holdings Ltd.	3,029	10,938
Zeda Ltd.	5,064	3,712
		2,664,955
South Korea — 12.8%
Aekyung Chemical Co. Ltd.	845	7,917
Aekyung Industrial Co. Ltd.	22	285
Agabang&Company(1)	104	318
Ahnlab, Inc.	19	772
Aju IB Investment Co. Ltd.	40	65
26

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Alteogen, Inc.(1)	72	$17,183
Amorepacific Corp.	218	20,253
AMOREPACIFIC Group	330	6,161
Asiana Airlines, Inc.(1)	798	5,837
BGF Co. Ltd.	183	481
BGF retail Co. Ltd.	248	21,913
BH Co. Ltd.	1,314	23,528
BNK Financial Group, Inc.	11,943	90,958
Boryung	641	5,695
Byucksan Corp.	247	403
C&C International Corp.(1)	137	10,584
Celltrion, Inc.	846	128,702
Chabiotech Co. Ltd.(1)	409	5,562
Cheil Worldwide, Inc.	2,238	30,435
CJ CGV Co. Ltd.(1)	3,613	19,426
CJ CheilJedang Corp.	380	91,738
CJ ENM Co. Ltd.(1)	542	29,483
CJ Logistics Corp.	168	11,880
Classys, Inc.	220	8,300
Com2uSCorp	75	2,305
Coreana Cosmetics Co. Ltd.(1)	63	121
Cosmax, Inc.	362	32,955
CosmoAM&T Co. Ltd.(1)	66	5,325
Coway Co. Ltd.	1,999	100,642
COWELL FASHION Co. Ltd.	408	679
CS Wind Corp.	247	11,953
Cuckoo Homesys Co. Ltd.	229	3,814
Daeduck Electronics Co. Ltd.	1,550	23,296
Daewoo Engineering & Construction Co. Ltd.(1)	4,420	13,368
Daewoong Co. Ltd.	334	6,410
Daewoong Pharmaceutical Co. Ltd.	35	3,928
Danal Co. Ltd.(1)	122	299
Daou Data Corp.	1,042	8,428
DB HiTek Co. Ltd.	1,435	43,882
DB Insurance Co. Ltd.	1,440	125,347
DGB Financial Group, Inc.	7,996	50,210
DI Dong Il Corp.	413	9,701
DL E&C Co. Ltd.	1,023	25,333
DL Holdings Co. Ltd.	633	21,843
DN Automotive Corp.	86	5,735
DongKook Pharmaceutical Co. Ltd.	217	2,960
Dongkuk Steel Mill Co. Ltd.	2,161	13,387
Dongwha Enterprise Co. Ltd.(1)	1,097	9,156
Dongwon Development Co. Ltd.	33	67
Doosan Bobcat, Inc.	584	17,429
Doosan Co. Ltd.	6	673
Doosan Enerbility Co. Ltd.(1)	2,829	38,400
DoubleUGames Co. Ltd.	272	10,016
Douzone Bizon Co. Ltd.	391	17,615
Dreamtech Co. Ltd.	427	2,965
Duk San Neolux Co. Ltd.(1)	113	2,860
Echo Marketing, Inc.(1)	508	4,064
Ecopro BM Co. Ltd.(1)	131	16,540
Ecopro HN Co. Ltd.	244	8,493
27

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
E-MART, Inc.	419	$19,995
Eo Technics Co. Ltd.	208	26,854
Eugene Technology Co. Ltd.	90	3,110
F&F Co. Ltd.	536	23,565
Fila Holdings Corp.	1,242	39,410
FutureCore Co. Ltd.(1)	436	157
Genexine, Inc.(1)	113	600
GOLFZON Co. Ltd.	202	10,016
Gradiant Corp.	390	3,587
GS Retail Co. Ltd.	1,212	20,000
Hana Financial Group, Inc.	6,607	306,728
Hana Tour Service, Inc.	308	11,395
Handsome Co. Ltd.	153	1,885
Hanjin Transportation Co. Ltd.	134	1,960
Hankook Tire & Technology Co. Ltd.	1,912	62,239
Hanmi Semiconductor Co. Ltd.	497	42,948
Hanon Systems	5,362	16,289
Hansae Co. Ltd.	851	10,522
Hansol Chemical Co. Ltd.	234	25,322
Hansol Technics Co. Ltd.	3,836	13,754
Hanssem Co. Ltd.	340	13,938
Hanwha Galleria Corp.(1)	853	966
Hanwha General Insurance Co. Ltd.	3,225	14,094
Hanwha Investment & Securities Co. Ltd.(1)	5,168	13,183
Hanwha Life Insurance Co. Ltd.	12,413	27,632
Hanwha Solutions Corp.	1,487	28,941
Hanwha Systems Co. Ltd.	520	7,269
HD Hyundai Construction Equipment Co. Ltd.	251	9,948
HD Hyundai Electric Co. Ltd.	500	114,466
HD Hyundai Infracore Co. Ltd.(1)	2,501	13,484
HD HYUNDAI MIPO	178	13,766
HDC Hyundai Development Co-Engineering & Construction, E Shares	2,375	46,140
Helixmith Co. Ltd.(1)	119	322
Hite Jinro Co. Ltd.	950	14,731
HL Holdings Corp.	51	1,328
HL Mando Co. Ltd.	1,524	38,895
HLB, Inc.(1)	447	29,998
HMM Co. Ltd.	4,613	58,807
Hotel Shilla Co. Ltd.	819	29,212
HS Hyosung Corp.(1)	15	509
Hugel, Inc.(1)	52	10,597
Humedix Co. Ltd.	72	1,797
Hwaseung Enterprise Co. Ltd.	36	210
HYBE Co. Ltd.	140	19,382
Hyosung Advanced Materials Corp.	124	26,336
Hyosung Chemical Corp.(1)	3	102
Hyosung Corp.	70	2,588
Hyosung Heavy Industries Corp.	83	18,022
Hyosung TNC Corp.	147	32,759
Hyundai Autoever Corp.	70	8,485
HYUNDAI Corp.	447	6,469
Hyundai Department Store Co. Ltd.	723	25,897
Hyundai Elevator Co. Ltd.	394	12,413
Hyundai Engineering & Construction Co. Ltd.	1,173	28,154
28

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Hyundai Futurenet Co. Ltd.	86	$272
Hyundai GF Holdings	506	1,750
Hyundai Glovis Co. Ltd.	1,603	134,757
Hyundai Green Food	269	2,415
Hyundai Home Shopping Network Corp.	59	2,118
Hyundai Marine & Fire Insurance Co. Ltd.	2,673	69,645
Hyundai Motor Co.	1,840	352,949
Hyundai Rotem Co. Ltd.	1,852	74,912
Hyundai Wia Corp.	805	30,906
iMarketKorea, Inc.	319	2,061
Industrial Bank of Korea	7,233	74,833
Innocean Worldwide, Inc.	1,089	16,060
Innox Advanced Materials Co. Ltd.	492	10,730
Insun ENT Co. Ltd.(1)	304	1,399
Interflex Co. Ltd.(1)	83	764
INTOPS Co. Ltd.	605	11,078
iNtRON Biotechnology, Inc.	184	844
IS Dongseo Co. Ltd.	786	14,320
ISU Chemical Co. Ltd.(1)	305	2,180
ISU Specialty Chemical(1)	1,190	47,443
JB Financial Group Co. Ltd.	5,072	53,776
Jin Air Co. Ltd.(1)	287	2,277
Jusung Engineering Co. Ltd.	1,549	31,300
JYP Entertainment Corp.	624	23,943
K Car Co. Ltd.	629	6,423
Kakao Corp.	859	24,016
Kakao Games Corp.(1)	78	1,069
KakaoBank Corp.	670	11,126
KB Financial Group, Inc., ADR	5,992	388,761
KC Co. Ltd.	71	1,018
KC Tech Co. Ltd.	77	2,053
KCC Corp.	192	41,229
KCC Glass Corp.	147	4,538
KEPCO Engineering & Construction Co., Inc.	61	3,070
KG Eco Solution Co. Ltd.	1,102	4,914
KH Vatec Co. Ltd.	267	2,186
Kia Corp.	4,647	369,199
KIWOOM Securities Co. Ltd.	427	43,282
Koh Young Technology, Inc.	681	5,500
Kolmar BNH Co. Ltd.	112	1,275
Kolon Industries, Inc.	806	21,135
KONA I Co. Ltd.	292	3,347
Korea Investment Holdings Co. Ltd.	1,312	71,615
Korea Petrochemical Ind Co. Ltd.	91	7,111
Korea Real Estate Investment & Trust Co. Ltd.	1,631	1,343
Korea United Pharm, Inc.	111	1,884
Korean Air Lines Co. Ltd.	5,657	93,420
Korean Reinsurance Co.	6,331	40,165
Krafton, Inc.(1)	425	104,010
KT Corp.	1,216	35,239
KT Skylife Co. Ltd.	319	1,181
Kum Yang Co. Ltd.(1)	480	16,723
Kumho Petrochemical Co. Ltd.	492	50,455
Kumho Tire Co., Inc.(1)	5,351	18,574
29

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
LEENO Industrial, Inc.	207	$30,361
LF Corp.	203	2,183
LG Display Co. Ltd., ADR(1)	21,792	90,219
LG Electronics, Inc.	2,608	194,456
LG Energy Solution Ltd.(1)	168	48,935
LG H&H Co. Ltd.	137	36,375
LG Innotek Co. Ltd.	550	114,723
LG Uplus Corp.	7,823	57,104
Lotte Chemical Corp.	357	22,160
LOTTE Fine Chemical Co. Ltd.	842	30,732
LOTTE Himart Co. Ltd.	6	38
Lotte Innovate Co. Ltd.	27	543
Lotte Rental Co. Ltd.	672	15,748
Lotte Shopping Co. Ltd.	516	24,115
Lotte Wellfood Co. Ltd.	117	12,307
LS Corp.	194	16,510
LS Electric Co. Ltd.	163	20,454
LVMC Holdings(1)	3,944	7,223
LX Hausys Ltd.	49	1,509
LX Semicon Co. Ltd.	339	17,457
Maeil Dairies Co. Ltd.	36	1,061
Mcnex Co. Ltd.	268	3,928
Medytox, Inc.	73	10,846
MegaStudyEdu Co. Ltd.	330	12,192
Meritz Financial Group, Inc.	2,549	174,011
Mirae Asset Securities Co. Ltd.	6,339	39,745
Myoung Shin Industrial Co. Ltd.	1,134	9,943
NAVER Corp.	749	95,018
NCSoft Corp.	178	25,039
Neowiz	668	10,668
NEPES Corp.(1)	403	3,002
Netmarble Corp.(1)	185	8,442
Nexen Tire Corp.	499	2,877
NEXTIN, Inc.	149	5,407
NH Investment & Securities Co. Ltd.	5,232	53,485
NHN Corp.	602	8,977
NHN KCP Corp.	879	5,193
NICE Holdings Co. Ltd.	243	2,028
NICE Information Service Co. Ltd.	459	3,530
OCI Co. Ltd.	117	7,043
OCI Holdings Co. Ltd.	825	44,151
Ottogi Corp.	72	22,452
Pan Ocean Co. Ltd.	9,885	27,503
Partron Co. Ltd.	1,043	5,952
Pearl Abyss Corp.(1)	43	1,094
PharmaResearch Co. Ltd.	43	5,608
PI Advanced Materials Co. Ltd.(1)	615	12,180
Pond Group Co. Ltd.(1)	235	937
Pulmuone Co. Ltd.	21	177
RFHIC Corp.	31	286
S&S Tech Corp.	167	3,331
S-1 Corp.	624	27,667
Sam Young Electronics Co. Ltd.	51	336
Samsung Biologics Co. Ltd.(1)	69	50,599
30

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Samsung C&T Corp.	770	$85,211
Samsung Electro-Mechanics Co. Ltd.	923	98,849
Samsung Electronics Co. Ltd., GDR	1,205	1,693,557
Samsung Fire & Marine Insurance Co. Ltd.	736	191,192
Samsung Heavy Industries Co. Ltd.(1)	26,619	209,846
Samsung Life Insurance Co. Ltd.	794	57,996
Samsung SDI Co. Ltd.	305	81,174
Samsung SDS Co. Ltd.	233	26,304
Samsung Securities Co. Ltd.	1,912	67,728
Samwha Capacitor Co. Ltd.	47	1,379
Sangsangin Co. Ltd.(1)	827	1,310
SD Biosensor, Inc.(1)	1,269	10,164
SeAH Steel Corp.	79	6,915
Sebang Co. Ltd.	290	2,946
Sebang Global Battery Co. Ltd.	268	20,354
Seegene, Inc.	836	16,159
Seobu T&D	1,016	4,663
Seojin System Co. Ltd.(1)	300	5,596
SFA Engineering Corp.	338	6,323
SFA Semicon Co. Ltd.(1)	644	1,925
Shinhan Financial Group Co. Ltd., ADR	7,818	331,874
Shinsegae International, Inc.	226	2,247
Shinsegae, Inc.	300	33,859
SK Bioscience Co. Ltd.(1)	159	6,620
SK Chemicals Co. Ltd.	123	4,583
SK D&D Co. Ltd.	317	2,082
SK Eternix Co. Ltd.(1)	568	7,192
SK Hynix, Inc.	4,601	602,923
SK IE Technology Co. Ltd.(1)	301	7,432
SK Networks Co. Ltd.	4,700	18,024
SK Securities Co. Ltd.	4,323	1,678
SK Telecom Co. Ltd., ADR	2,653	61,099
SKC Co. Ltd.(1)	112	10,862
SL Corp.	702	17,786
SM Entertainment Co. Ltd.	184	8,670
SNT Dynamics Co. Ltd.	963	15,221
Soop Co. Ltd.	336	25,833
Soulbrain Co. Ltd.	111	19,734
ST Pharm Co. Ltd.	36	3,101
STIC Investments, Inc.	42	271
Studio Dragon Corp.(1)	492	13,911
Sun Kwang Co. Ltd.	52	634
Sungwoo Hitech Co. Ltd.	1,622	8,848
Taewoong Co. Ltd.(1)	105	1,119
Taihan Electric Wire Co. Ltd.(1)	304	2,809
TES Co. Ltd.	133	1,820
TKG Huchems Co. Ltd.	432	6,080
Tongyang Life Insurance Co. Ltd.	1,401	6,854
Value Added Technology Co. Ltd.	33	594
Vidente Co. Ltd.(1)	312	—
VT Co. Ltd.(1)	864	19,137
Webzen, Inc.	98	1,385
WONIK IPS Co. Ltd.(1)	501	12,857
Wonik QnC Corp.	472	9,631
31

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Woongjin Thinkbig Co. Ltd.(1)	2,718	$3,700
Woori Financial Group, Inc.	16,534	197,987
Woori Technology Investment Co. Ltd.(1)	1,267	6,666
W-Scope Chungju Plant Co. Ltd.(1)	317	4,762
YG Entertainment, Inc.	220	5,633
Youngone Corp.	842	23,972
Youngone Holdings Co. Ltd.	241	15,091
Yuhan Corp.	193	20,398
Zinus, Inc.	239	3,349
		10,393,626
Taiwan — 21.7%
Abico Avy Co. Ltd.(1)	10,000	10,108
Ability Enterprise Co. Ltd.	1,000	1,558
AcBel Polytech, Inc.(1)	1,299	1,426
Accton Technology Corp.	1,000	15,923
Acer, Inc.	49,000	67,202
ACES Electronic Co. Ltd.(1)	1,000	1,657
Acon Holding, Inc.(1)	5,000	1,834
Acter Group Corp. Ltd.	4,000	34,912
Advanced International Multitech Co. Ltd.	4,000	10,476
Advanced Wireless Semiconductor Co.	1,000	3,600
Advancetek Enterprise Co. Ltd.	9,000	18,279
Advantech Co. Ltd.	1,099	12,021
Allied Supreme Corp.	1,000	11,939
Alltek Technology Corp.	1,080	1,215
Alltop Technology Co. Ltd.	1,000	7,363
Alpha Networks, Inc.	8,000	8,807
Altek Corp.	20,000	23,992
Amazing Microelectronic Corp.	3,040	9,065
Ambassador Hotel	6,000	11,456
Ampak Technology, Inc.	2,000	11,289
Ampire Co. Ltd.	1,000	1,092
AMPOC Far-East Co. Ltd.	5,000	13,817
AmTRAN Technology Co. Ltd.(1)	27,706	19,684
Anpec Electronics Corp.	1,000	5,703
Aopen, Inc.	1,000	2,055
Apacer Technology, Inc.	1,000	1,708
Apex International Co. Ltd.(1)	7,000	13,090
Arcadyan Technology Corp.	3,000	13,759
Ardentec Corp.	15,000	32,546
Argosy Research, Inc.	1,000	4,718
ASE Technology Holding Co. Ltd., ADR	18,958	189,390
Asia Optical Co., Inc.	6,000	22,976
Asia Polymer Corp.	9,000	5,078
Asia Vital Components Co. Ltd.	6,382	120,795
ASROCK, Inc.	2,000	13,069
Asustek Computer, Inc.	10,000	167,721
AUO Corp.(1)	129,600	66,640
AURAS Technology Co. Ltd.	1,000	19,256
Avermedia Technologies	1,000	1,519
Axiomtek Co. Ltd.	4,000	11,296
Bafang Yunji International Co. Ltd.	1,000	4,726
Bank of Kaohsiung Co. Ltd.	58,834	22,081
Basso Industry Corp.	1,000	1,463
32

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
BenQ Materials Corp.	3,000	$2,808
Bioteque Corp.	1,000	4,312
Bizlink Holding, Inc.	3,000	42,698
Brillian Network & Automation Integrated System Co. Ltd.	2,000	18,132
Capital Securities Corp.	21,000	14,302
Career Technology MFG. Co. Ltd.(1)	10,000	7,411
Caswell, Inc.	3,000	14,289
Catcher Technology Co. Ltd.	14,000	103,406
Cathay Financial Holding Co. Ltd.	158,611	315,318
Center Laboratories, Inc.	2,198	3,221
Central Reinsurance Co. Ltd.	13,000	11,262
Chailease Holding Co. Ltd.	2,132	9,710
Chang Hwa Commercial Bank Ltd.	118,797	65,580
Chang Wah Electromaterials, Inc.	3,000	5,842
Chang Wah Technology Co. Ltd.	1,000	1,268
Channel Well Technology Co. Ltd.	8,000	16,960
CHC Healthcare Group	1,000	1,421
CHC Resources Corp.	5,000	10,349
Cheng Loong Corp.	18,000	14,574
Cheng Mei Materials Technology Corp.(1)	28,892	12,621
Cheng Shin Rubber Industry Co. Ltd.	55,000	85,462
Cheng Uei Precision Industry Co. Ltd.	6,000	13,463
Chenming Electronic Technology Corp.	6,000	21,506
Chicony Electronics Co. Ltd.	12,000	60,840
Chicony Power Technology Co. Ltd.	7,000	28,045
China Bills Finance Corp.	11,000	5,173
China Chemical & Pharmaceutical Co. Ltd.	2,000	1,322
China Container Terminal Corp.	1,000	987
China General Plastics Corp.	3,000	1,590
China Man-Made Fiber Corp.(1)	47,000	12,011
China Metal Products	10,000	12,355
China Motor Corp.	4,000	9,870
China Steel Chemical Corp.	1,000	3,130
China Wire & Cable Co. Ltd.	1,000	1,257
Chinese Maritime Transport Ltd.	2,000	2,706
Chin-Poon Industrial Co. Ltd.	13,000	17,611
Chipbond Technology Corp.	13,000	27,253
ChipMOS Technologies, Inc.	21,000	25,102
Chlitina Holding Ltd.	1,000	4,324
Chong Hong Construction Co. Ltd.	6,000	21,600
Chroma ATE, Inc.	9,000	91,897
Chunghwa Chemical Synthesis & Biotech Co. Ltd.	1,000	1,423
Chunghwa Precision Test Tech Co. Ltd.	1,000	15,488
Chunghwa Telecom Co. Ltd., ADR	1,335	51,598
Cleanaway Co. Ltd.	2,000	11,951
Clevo Co.	10,000	18,471
CMC Magnetics Corp.(1)	40,400	16,770
Collins Co. Ltd.	1,000	626
Compal Electronics, Inc.	60,000	62,423
Compeq Manufacturing Co. Ltd.	22,000	56,462
Concord International Securities Co. Ltd.	13,310	8,000
Concord Securities Co. Ltd.	42,000	18,536
Contrel Technology Co. Ltd.	6,000	12,373
Coremax Corp.	2,000	3,948
33

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Coretronic Corp.	10,000	$25,193
Co-Tech Development Corp.	6,000	12,187
Creative Sensor, Inc.	6,000	5,940
CSBC Corp. Taiwan(1)	1,000	582
CTBC Financial Holding Co. Ltd.	293,000	299,310
CyberPower Systems, Inc.	2,000	17,754
Da-Li Development Co. Ltd.	6,615	12,907
Darfon Electronics Corp.	6,000	9,983
Darwin Precisions Corp.(1)	1,000	470
Daxin Materials Corp.	3,000	16,540
Delpha Construction Co. Ltd.	1,000	1,521
Delta Electronics, Inc.	6,000	74,801
Depo Auto Parts Ind Co. Ltd.	6,000	46,645
Dimerco Data System Corp.	4,000	14,595
Dimerco Express Corp.	6,300	17,433
D-Link Corp.	3,000	1,774
Dynamic Holding Co. Ltd.	13,000	26,742
Dynapack International Technology Corp.	5,000	16,158
E Ink Holdings, Inc.	1,000	9,555
E.Sun Financial Holding Co. Ltd.	40,531	35,731
Eastech Holding Ltd.	6,000	28,203
Eclat Textile Co. Ltd.	1,000	16,746
Edom Technology Co. Ltd.	11,000	15,110
Elan Microelectronics Corp.	4,000	18,406
Elite Advanced Laser Corp.(1)	2,000	10,865
Elite Material Co. Ltd.	5,000	72,985
Elitegroup Computer Systems Co. Ltd.	11,000	9,103
eMemory Technology, Inc.	1,000	82,559
Emerging Display Technologies Corp.	1,000	873
Eson Precision Ind Co. Ltd.(1)	5,000	9,510
Eternal Materials Co. Ltd.	22,850	22,513
Eva Airways Corp.	39,000	43,144
Evergreen International Storage & Transport Corp.	26,000	25,447
Evergreen Marine Corp. Taiwan Ltd.	18,800	110,573
EVERGREEN Steel Corp.	7,000	27,146
Everlight Chemical Industrial Corp.	18,000	14,840
Everlight Electronics Co. Ltd.	7,000	17,287
Excelsior Medical Co. Ltd.	5,567	15,429
Far Eastern Department Stores Ltd.	43,000	38,018
Far Eastern International Bank	83,716	37,070
Far Eastern New Century Corp.	81,000	91,557
Far EasTone Telecommunications Co. Ltd.	20,934	59,252
Farglory F T Z Investment Holding Co. Ltd.	2,376	3,656
Farglory Land Development Co. Ltd.	4,000	10,148
Favite, Inc.(1)	5,000	11,374
Feedback Technology Corp.	1,080	5,543
Feng TAY Enterprise Co. Ltd.	1,120	5,108
First Financial Holding Co. Ltd.	126,434	107,822
First Hi-Tec Enterprise Co. Ltd.	3,000	8,986
First Steamship Co. Ltd.(1)	16,000	3,697
FIT Holding Co. Ltd.	9,000	15,626
Fitipower Integrated Technology, Inc.	1,950	16,321
FLEXium Interconnect, Inc.	12,000	32,538
Flytech Technology Co. Ltd.	5,000	13,445
34

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
FocalTech Systems Co. Ltd.	1,000	$2,542
Forcecon Tech Co. Ltd.	3,085	16,673
Formosa Advanced Technologies Co. Ltd.	8,000	9,211
Formosa International Hotels Corp.	2,000	12,867
Formosa Laboratories, Inc.	2,000	6,062
Formosan Union Chemical	13,000	9,541
Foxconn Technology Co. Ltd.	29,000	62,154
Foxsemicon Integrated Technology, Inc.	2,000	21,977
Franbo Lines Corp.	1,000	604
Froch Enterprise Co. Ltd.	4,000	2,208
FSP Technology, Inc.	7,000	14,065
Fubon Financial Holding Co. Ltd.	107,757	309,338
Fulgent Sun International Holding Co. Ltd.	3,000	11,331
Fulltech Fiber Glass Corp.(1)	8,189	5,899
Fusheng Precision Co. Ltd.	5,000	44,397
G Shank Enterprise Co. Ltd.	3,176	10,694
Gamania Digital Entertainment Co. Ltd.	3,000	7,437
Gemtek Technology Corp.	15,000	19,847
General Interface Solution Holding Ltd.(1)	7,000	13,498
Genius Electronic Optical Co. Ltd.	2,000	35,352
GeoVision, Inc.	5,000	11,065
Getac Holdings Corp.	7,000	24,745
Giant Manufacturing Co. Ltd.	7,000	52,233
Gigabyte Technology Co. Ltd.	13,000	106,597
Global Brands Manufacture Ltd.	6,000	11,837
Global Mixed Mode Technology, Inc.	2,000	14,294
Globaltek Fabrication Co. Ltd.	4,000	11,974
Globalwafers Co. Ltd.	4,000	60,621
Gloria Material Technology Corp.	13,000	19,472
Gold Circuit Electronics Ltd.	8,800	58,198
Golden Long Teng Development Co. Ltd.	8,000	11,064
Gordon Auto Body Parts	1,000	968
Gourmet Master Co. Ltd.	2,000	5,176
Grand Fortune Securities Co. Ltd.	2,200	934
Grand Pacific Petrochemical(1)	36,352	15,064
Grand Process Technology Corp.	1,000	61,486
Grape King Bio Ltd.	4,000	17,944
Greatek Electronics, Inc.	5,000	9,393
Group Up Industrial Co. Ltd.	4,000	40,808
GTM Holdings Corp.	1,000	1,123
Hai Kwang Enterprise Corp.(1)	1,050	580
Hannstar Board Corp.	11,000	18,331
HannStar Display Corp.(1)	41,000	11,759
HannsTouch Holdings Co.(1)	12,000	3,460
Highwealth Construction Corp.	29,410	51,205
Hiroca Holdings Ltd.	1,000	1,023
Hitron Technology, Inc.	5,000	4,892
Hiwin Technologies Corp.	2,030	13,732
Hiyes International Co. Ltd.	3,000	24,777
Ho Tung Chemical Corp.	41,000	11,481
Hocheng Corp.	8,000	4,516
Holy Stone Enterprise Co. Ltd.	5,050	14,399
Hon Hai Precision Industry Co. Ltd.	125,000	721,592
Hong Pu Real Estate Development Co. Ltd.	10,000	11,035
35

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Hong TAI Electric Industrial	1,000	$1,140
Horizon Securities Co. Ltd.	1,060	385
Hotai Finance Co. Ltd.	7,920	24,529
Hotai Motor Co. Ltd.	5,020	103,331
HTC Corp.(1)	1,000	1,394
Hu Lane Associate, Inc.(1)	5,000	24,779
Hua Nan Financial Holdings Co. Ltd.	123,363	98,431
Huaku Development Co. Ltd.	5,500	25,577
Huang Hsiang Construction Corp.	1,000	2,003
Hung Sheng Construction Ltd.	10,000	8,601
Hwang Chang General Contractor Co. Ltd.	18,789	45,094
Ibase Technology, Inc.	1,000	2,282
IBF Financial Holdings Co. Ltd.	35,525	17,511
Ichia Technologies, Inc.	7,000	9,969
I-Chiun Precision Industry Co. Ltd.	8,324	24,817
IEI Integration Corp.	3,000	7,484
Infortrend Technology, Inc.	6,000	5,932
Innodisk Corp.	2,079	19,097
Innolux Corp.	143,248	70,811
Inpaq Technology Co. Ltd.	5,000	15,170
Insyde Software Corp.	2,400	32,964
Integrated Service Technology, Inc.	2,000	10,024
International CSRC Investment Holdings Co.(1)	17,000	8,717
International Games System Co. Ltd.	5,000	121,988
Inventec Corp.	37,000	52,908
Iron Force Industrial Co. Ltd.	4,000	13,638
ITE Technology, Inc.	2,000	9,086
Jarllytec Co. Ltd.	1,000	5,552
Jess-Link Products Co. Ltd.	3,000	17,256
Johnson Health Tech Co. Ltd.	3,000	11,541
Kaimei Electronic Corp.	5,800	12,652
Kaori Heat Treatment Co. Ltd.	1,000	11,663
KEE TAI Properties Co. Ltd.	9,000	5,457
Kenda Rubber Industrial Co. Ltd.	2,100	2,065
Kenmec Mechanical Engineering Co. Ltd.	5,160	15,377
Kerry TJ Logistics Co. Ltd.	1,000	1,237
Keystone Microtech Corp.	1,000	12,435
Kindom Development Co. Ltd.	14,000	24,956
King Yuan Electronics Co. Ltd.	27,000	102,550
King's Town Bank Co. Ltd.	28,000	47,000
Kinik Co.	1,000	10,595
Kinpo Electronics	30,000	22,377
Kinsus Interconnect Technology Corp.	4,000	14,820
KMC Kuei Meng International, Inc.	1,000	4,857
KNH Enterprise Co. Ltd.	2,000	1,293
Ko Ja Cayman Co. Ltd.	1,000	1,652
KS Terminals, Inc.	4,000	11,191
Kuo Toong International Co. Ltd.	5,000	10,447
Kwong Lung Enterprise Co. Ltd.	1,000	1,830
Lanner Electronics, Inc.	3,180	9,514
Largan Precision Co. Ltd.	1,000	97,521
Lealea Enterprise Co. Ltd.(1)	8,320	2,465
LEE CHI Enterprises Co. Ltd.	1,000	509
Lien Hwa Industrial Holdings Corp.	2,368	4,662
36

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Lingsen Precision Industries Ltd.(1)	25,000	$16,095
Lintes Technology Co. Ltd.	2,000	10,315
Lion Travel Service Co. Ltd.	5,000	21,404
Lite-On Technology Corp.	36,000	120,779
Long Bon International Co. Ltd.(1)	17,000	11,996
Longchen Paper & Packaging Co. Ltd.(1)	11,000	4,815
Longwell Co.	5,000	13,668
Lotes Co. Ltd.	1,025	49,139
Lumax International Corp. Ltd.	7,000	26,657
Lung Yen Life Service Corp.(1)	1,000	1,565
Macroblock, Inc.	1,000	2,640
Macronix International Co. Ltd.	37,000	32,059
Makalot Industrial Co. Ltd.	8,000	96,352
Marketech International Corp.	3,000	14,753
Materials Analysis Technology, Inc.	1,051	9,412
MediaTek, Inc.	15,000	582,253
Mega Financial Holding Co. Ltd.	50,967	62,169
Mercuries Life Insurance Co. Ltd.(1)	83,000	20,733
Merida Industry Co. Ltd.	5,000	37,730
Merry Electronics Co. Ltd.	5,000	21,346
Micro-Star International Co. Ltd.	17,000	97,686
Mildef Crete, Inc.	4,000	12,375
MIN AIK Technology Co. Ltd.(1)	12,000	10,307
Mitac Holdings Corp.	17,000	23,954
MOSA Industrial Corp.(1)	12,000	9,923
Mosel Vitelic, Inc.(1)	2,000	2,004
MPI Corp.	3,000	72,165
My Humble House Hospitality Management Consulting(1)	3,000	5,396
Namchow Holdings Co. Ltd.	12,000	20,807
Nan Pao Resins Chemical Co. Ltd.	2,000	18,506
Nan Ya Printed Circuit Board Corp.	4,000	18,440
Nantex Industry Co. Ltd.	10,000	12,271
Nanya Technology Corp.(1)	17,000	28,032
Nexcom International Co. Ltd.	8,000	14,061
Nichidenbo Corp.	6,000	11,752
Nidec Chaun-Choung Technology Corp.	1,000	7,980
Nien Hsing Textile Co. Ltd.	2,000	1,264
Nien Made Enterprise Co. Ltd.	4,000	58,540
Novatek Microelectronics Corp.	9,000	152,011
Nuvoton Technology Corp.	1,000	2,798
O-Bank Co. Ltd.	20,000	6,438
Oneness Biotech Co. Ltd.(1)	143	727
Optimax Technology Corp.	8,000	7,578
Orient Semiconductor Electronics Ltd.	21,000	27,752
Oriental Union Chemical Corp.	3,000	1,689
O-TA Precision Industry Co. Ltd.	3,000	8,437
Pan Jit International, Inc.	2,000	3,486
Pan-International Industrial Corp.	9,000	9,877
Pegatron Corp.	24,000	77,068
Phison Electronics Corp.	3,000	50,119
Phoenix Silicon International Corp.	6,275	25,659
Pixart Imaging, Inc.	2,000	12,986
Planet Technology Corp.	2,000	10,841
Pou Chen Corp.	78,000	84,805
37

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Powerchip Semiconductor Manufacturing Corp.(1)	59,000	$39,890
Powertech Technology, Inc.	18,000	82,058
Poya International Co. Ltd.	1,020	16,033
President Chain Store Corp.	8,000	70,331
President Securities Corp.	30,000	24,836
Primax Electronics Ltd.	10,000	28,097
Prince Housing & Development Corp.	31,000	11,057
Promate Electronic Co. Ltd.	1,000	2,880
Prosperity Dielectrics Co. Ltd.	7,000	10,673
Qisda Corp.	15,000	16,849
Quanta Computer, Inc.	18,000	151,217
Quanta Storage, Inc.	9,000	28,074
Quintain Steel Co. Ltd.(1)	21,327	8,573
Radiant Opto-Electronics Corp.	15,000	92,652
Radium Life Tech Co. Ltd.(1)	31,000	10,424
Realtek Semiconductor Corp.	4,000	66,992
Rechi Precision Co. Ltd.	13,000	10,265
Rexon Industrial Corp. Ltd.	1,000	1,197
Rich Development Co. Ltd.(1)	33,000	12,459
Ritek Corp.(1)	27,000	14,162
Rodex Fasteners Corp.	1,000	1,314
Roo Hsing Co. Ltd.(1)	1,000	106
Ruentex Development Co. Ltd.	4,050	6,233
Ruentex Industries Ltd.	18,000	45,760
San Far Property Ltd.(1)	8,000	9,604
Sanyang Motor Co. Ltd.	10,000	23,866
Savior Lifetec Corp.	5,000	3,624
Scientech Corp.	1,000	13,534
ScinoPharm Taiwan Ltd.	1,000	804
SDI Corp.	1,000	4,301
Sercomm Corp.	8,000	27,890
Shanghai Commercial & Savings Bank Ltd.	45,905	57,809
Sharehope Medicine Co. Ltd.	1,092	1,057
Sheng Yu Steel Co. Ltd.	1,000	807
ShenMao Technology, Inc.	4,000	8,408
Shih Wei Navigation Co. Ltd.(1)	8,000	4,576
Shin Foong Specialty & Applied Materials Co. Ltd.(1)	1,000	1,959
Shin Kong Financial Holding Co. Ltd.(1)	434,203	174,874
Shin Zu Shing Co. Ltd.	4,000	28,329
Shinkong Insurance Co. Ltd.	12,000	35,716
Shinkong Synthetic Fibers Corp.	25,000	12,685
Shiny Chemical Industrial Co. Ltd.	3,000	15,496
Simplo Technology Co. Ltd.	4,000	46,508
Sinbon Electronics Co. Ltd.	4,000	37,189
Sino-American Silicon Products, Inc.	9,000	56,099
Sinon Corp.	11,000	15,241
SinoPac Financial Holdings Co. Ltd.	224,171	168,514
Sinphar Pharmaceutical Co. Ltd.(1)	1,000	1,171
Sitronix Technology Corp.	3,000	22,003
Siward Crystal Technology Co. Ltd.	3,000	2,745
Soft-World International Corp.	4,000	16,399
Solar Applied Materials Technology Corp.	1,000	2,069
Solomon Technology Corp.	2,000	9,925
Sonix Technology Co. Ltd.	1,000	1,444
38

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Sporton International, Inc.	1,050	$7,387
Sports Gear Co. Ltd.	1,000	2,704
St. Shine Optical Co. Ltd.	1,000	5,544
Standard Foods Corp.	19,000	23,238
Stark Technology, Inc.	4,000	15,034
Sunonwealth Electric Machine Industry Co. Ltd.	5,000	15,084
Sunplus Innovation Technology, Inc.	2,000	10,556
Sunrex Technology Corp.	2,000	3,731
Supreme Electronics Co. Ltd.	16,843	39,560
Symtek Automation Asia Co. Ltd.	2,080	8,108
Syncmold Enterprise Corp.	5,000	17,451
Synnex Technology International Corp.	24,000	54,034
Systex Corp.	4,000	15,147
T3EX Global Holdings Corp.	1,000	2,802
TAI Roun Products Co. Ltd.	1,000	523
Taichung Commercial Bank Co. Ltd.	109,370	61,735
TaiDoc Technology Corp.	2,000	10,422
Tainan Spinning Co. Ltd.	29,000	14,950
Tai-Saw Technology Co. Ltd.	1,000	848
Taishin Financial Holding Co. Ltd.	178,785	103,390
Taisun Enterprise Co. Ltd.(1)	1,000	654
Taita Chemical Co. Ltd.	1,050	598
TAI-TECH Advanced Electronics Co. Ltd.	3,000	13,120
Taiwan Business Bank	170,124	84,046
Taiwan Cooperative Financial Holding Co. Ltd.	35,362	28,645
Taiwan FU Hsing Industrial Co. Ltd.	12,000	20,504
Taiwan Glass Industry Corp.(1)	5,000	2,584
Taiwan High Speed Rail Corp.	41,000	38,302
Taiwan Hon Chuan Enterprise Co. Ltd.	10,000	50,317
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	9,000	11,388
Taiwan Mobile Co. Ltd.	3,000	10,515
Taiwan Navigation Co. Ltd.	4,000	4,020
Taiwan Paiho Ltd.	6,000	11,535
Taiwan PCB Techvest Co. Ltd.	6,000	7,042
Taiwan Sakura Corp.	4,000	11,242
Taiwan Secom Co. Ltd.	1,000	4,610
Taiwan Semiconductor Co. Ltd.	1,000	2,060
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	21,347	3,665,280
Taiwan Steel Union Co. Ltd.	1,000	3,374
Taiwan Styrene Monomer	1,000	410
Taiwan Surface Mounting Technology Corp.	7,000	25,637
Taiwan TEA Corp.(1)	9,000	5,974
Taiwan Union Technology Corp.	6,000	32,930
Tatung Co. Ltd.(1)	17,000	24,413
Tatung System Technologies, Inc.	4,000	9,950
TCI Co. Ltd.	3,000	13,527
Team Group, Inc.	3,000	11,603
Teco Electric & Machinery Co. Ltd.	28,000	42,961
Test Research, Inc.	5,000	24,976
Tex-Ray Industrial Co. Ltd.(1)	1,000	333
Thinking Electronic Industrial Co. Ltd.	1,000	5,385
Thye Ming Industrial Co. Ltd.	6,000	14,769
Ton Yi Industrial Corp.	17,000	8,822
Tong Hsing Electronic Industries Ltd.	3,770	16,771
39

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Tong Yang Industry Co. Ltd.	7,000	$20,979
Tong-Tai Machine & Tool Co. Ltd.	15,000	18,416
Topco Scientific Co. Ltd.	3,086	27,304
Topkey Corp.	2,000	14,126
Topoint Technology Co. Ltd.	9,000	10,662
TPK Holding Co. Ltd.(1)	14,000	19,833
Transcend Information, Inc.	6,000	19,412
Tripod Technology Corp.	7,000	45,298
Tsann Kuen Enterprise Co. Ltd.	4,000	4,145
TSRC Corp.	13,000	9,501
TTY Biopharm Co. Ltd.	1,000	2,349
Tung Ho Steel Enterprise Corp.	12,000	29,316
Tung Thih Electronic Co. Ltd.	1,100	2,992
TXC Corp.	6,000	21,640
TYC Brother Industrial Co. Ltd.	7,000	14,735
Tycoons Group Enterprise	702	219
Tyntek Corp.	1,000	709
TZE Shin International Co. Ltd.	1,100	838
UDE Corp.	4,000	11,434
Unimicron Technology Corp.	19,000	97,501
Union Bank of Taiwan	33,474	16,163
Uni-President Enterprises Corp.	87,000	224,176
Unitech Printed Circuit Board Corp.	3,000	3,614
United Microelectronics Corp.	137,000	238,087
United Orthopedic Corp.	3,000	9,353
United Renewable Energy Co. Ltd.(1)	3,000	1,131
Univacco Technology, Inc.	6,000	11,178
Universal Cement Corp.	10,200	9,856
UPC Technology Corp.	26,000	9,720
USI Corp.	15,000	7,029
Utechzone Co. Ltd.	1,000	4,144
UVAT Technology Co. Ltd.	3,000	10,878
Vanguard International Semiconductor Corp.	16,000	61,582
Ventec International Group Co. Ltd.	2,000	4,531
VIA Labs, Inc.	2,000	11,074
Voltronic Power Technology Corp.	1,000	62,334
Wafer Works Corp.	1,000	1,101
Wah Lee Industrial Corp.	1,000	4,249
Walsin Lihwa Corp.	38,419	42,279
Walsin Technology Corp.	5,000	17,346
Walton Advanced Engineering, Inc.	1,000	568
Wan Hai Lines Ltd.	23,150	60,061
We & Win Development Co. Ltd.(1)	1,000	710
Weikeng Industrial Co. Ltd.	14,000	15,191
Win Semiconductors Corp.(1)	1,000	4,287
Winbond Electronics Corp.	41,228	31,015
Winstek Semiconductor Co. Ltd.	2,000	6,907
Wisdom Marine Lines Co. Ltd.	10,000	21,022
Wistron Corp.	33,000	105,121
Wistron NeWeb Corp.	1,071	4,099
WITS Corp.	2,131	7,745
Wiwynn Corp.	2,000	119,329
Wowprime Corp.	4,398	30,672
WPG Holdings Ltd.	7,000	17,802
40

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
WT Microelectronics Co. Ltd.	4,395	$16,261
WUS Printed Circuit Co. Ltd.	7,000	10,700
XinTec, Inc.	4,000	33,270
Xxentria Technology Materials Corp.	5,450	10,740
Yageo Corp.	949	19,534
Yang Ming Marine Transport Corp.	49,000	98,900
Yem Chio Co. Ltd.	2,000	1,311
Yeong Guan Energy Technology Group Co. Ltd.(1)	1,000	1,324
YFY, Inc.	24,000	23,244
Young Fast Optoelectronics Co. Ltd.	6,000	11,692
Youngtek Electronics Corp.	6,000	13,472
Yuanta Financial Holding Co. Ltd.	140,083	139,816
Yulon Finance Corp.	7,477	33,626
Yulon Motor Co. Ltd.	17,952	30,651
Zenitron Corp.	11,000	10,989
Zhen Ding Technology Holding Ltd.	18,000	76,246
Zippy Technology Corp.	12,000	25,229
Zyxel Group Corp.	6,898	8,217
		17,682,615
Thailand — 1.8%
AAPICO Hitech PCL, NVDR	8,300	4,730
Advanced Info Service PCL, NVDR	13,100	95,548
Advanced Information Technology PCL, NVDR	37,400	4,450
AEON Thana Sinsap Thailand PCL, NVDR	3,200	12,093
Airports of Thailand PCL, NVDR	12,700	22,394
AP Thailand PCL, NVDR	48,300	12,055
Asia Plus Group Holdings PCL, NVDR	9,400	644
Asset World Corp. PCL, NVDR	40,700	3,978
Bangkok Aviation Fuel Services PCL, NVDR	3,000	1,225
Bangkok Chain Hospital PCL, NVDR	38,700	17,611
Bangkok Dusit Medical Services PCL, NVDR	98,000	80,174
Bangkok Expressway & Metro PCL, NVDR	97,900	22,145
Bangkok Life Assurance PCL, NVDR	6,700	3,466
BCPG PCL, NVDR	46,600	8,404
BEC World PCL, NVDR	16,800	1,946
Berli Jucker PCL, NVDR	3,900	2,589
BTS Group Holdings PCL, NVDR(1)	75,500	9,454
Bumrungrad Hospital PCL, NVDR	7,000	50,549
Cal-Comp Electronics Thailand PCL, NVDR	291,900	33,426
Carabao Group PCL, NVDR	12,600	25,558
Central Pattana PCL, NVDR	37,300	65,417
Central Plaza Hotel PCL, NVDR	9,100	9,400
Central Retail Corp. PCL, NVDR	34,200	29,717
CH Karnchang PCL, NVDR	8,100	4,538
Charoen Pokphand Foods PCL, NVDR	29,400	21,305
Chularat Hospital PCL, NVDR	126,800	9,578
Com7 PCL, NVDR	30,400	22,004
Country Group Holdings PCL, NVDR(1)	25,700	532
CP ALL PCL, NVDR	20,600	36,723
CP Axtra PCL, NVDR	23,400	21,397
Delta Electronics Thailand PCL, NVDR	14,000	44,050
Dhipaya Group Holdings PCL, NVDR	3,900	3,061
Ditto Thailand PCL, NVDR	2,580	1,393
Dohome PCL, NVDR	1,424	454
41

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Eastern Water Resources Development & Management PCL, NVDR	1,400	$123
Erawan Group PCL, NVDR	133,000	15,027
Forth Corp. PCL, NVDR	1,500	514
G J Steel PCL, NVDR(1)	186,900	1,046
GFPT PCL, NVDR	9,500	3,512
Gunkul Engineering PCL, NVDR	113,600	8,167
Hana Microelectronics PCL, NVDR	12,300	14,188
Home Product Center PCL, NVDR	75,200	20,056
Humanica PCL, NVDR	1,500	482
Ichitan Group PCL, NVDR	51,800	23,243
Indorama Ventures PCL, NVDR	21,900	11,052
Interlink Communication PCL, NVDR	5,400	900
Intouch Holdings PCL, NVDR	12,500	30,442
Jasmine International PCL, NVDR	4,424	338
Jaymart Group Holdings PCL, NVDR(1)	22,800	10,460
JMT Network Services PCL, NVDR	3,700	1,729
Kasikornbank PCL, NVDR	10,500	44,359
KCE Electronics PCL, NVDR	6,600	7,426
KGI Securities Thailand PCL, NVDR	16,700	2,063
Kiatnakin Phatra Bank PCL, NVDR	5,400	7,336
Krung Thai Bank PCL, NVDR	52,700	28,447
Krungthai Card PCL, NVDR	15,700	19,321
Land & Houses PCL, NVDR	180,900	30,134
LPN Development PCL, NVDR	3,900	343
Major Cineplex Group PCL, NVDR	44,800	18,905
MBK PCL, NVDR	16,600	8,478
MC Group PCL, NVDR	14,300	4,772
MCS Steel PCL, NVDR	8,200	1,769
Mega Lifesciences PCL, NVDR	7,400	8,269
Minor International PCL, NVDR	79,900	63,613
MK Restaurants Group PCL, NVDR	4,900	3,875
Muangthai Capital PCL, NVDR	18,300	23,555
Ngern Tid Lor PCL, NVDR	34,844	16,933
Nusasiri PCL, NVDR(1)	13,000	108
Origin Property PCL, NVDR	3,800	456
Osotspa PCL, NVDR	8,300	5,489
Plan B Media PCL, NVDR	41,100	9,947
Polyplex Thailand PCL, NVDR	4,800	1,968
POSCO-Thainox PCL, NVDR(1)	11,500	173
Praram 9 Hospital PCL, NVDR	15,500	8,609
Pruksa Holding PCL, NVDR	24,400	6,486
Quality Houses PCL, NVDR	200,900	10,695
Rajthanee Hospital PCL, NVDR	4,800	3,258
Ramkhamhaeng Hospital PCL, NVDR	3,200	2,647
Ratchthani Leasing PCL, NVDR	53,570	3,091
Regional Container Lines PCL, NVDR	13,000	9,015
Roctec Global PCL, NVDR	23,200	664
RS PCL, NVDR	4,180	1,432
S Hotels & Resorts PCL, NVDR	19,200	1,148
S Kijchai Enterprise PCL, R Shares, NVDR	8,900	1,505
Sabina PCL, NVDR	10,600	6,773
Sansiri PCL, NVDR	277,500	14,031
Sappe PCL, NVDR	3,000	6,234
SC Asset Corp. PCL, NVDR	34,900	2,639
42

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
SCB X PCL, NVDR	4,000	$12,641
Sena Development PCL, NVDR	1,700	117
Sermsang Power Corp. Co. Ltd., NVDR	31,097	5,601
Siam Global House PCL, NVDR	37,306	16,238
SISB PCL, NVDR	7,400	6,568
Somboon Advance Technology PCL, NVDR	9,000	3,217
Sri Trang Agro-Industry PCL, NVDR	33,000	21,707
Srisawad Corp. PCL, NVDR	13,420	15,024
Srithai Superware PCL, NVDR	70,300	2,952
STP & I PCL, NVDR(1)	20,800	1,998
Supalai PCL, NVDR	49,000	25,475
Super Energy Corp. PCL, NVDR(1)	400,500	2,956
Tata Steel Thailand PCL, NVDR(1)	5,000	87
Thai Union Group PCL, NVDR	71,700	33,209
Thai Vegetable Oil PCL, NVDR	1,240	840
Thai Wah PCL, NVDR	13,900	1,333
Thaicom PCL, NVDR	32,700	11,872
Thanachart Capital PCL, NVDR	5,200	7,749
Thonburi Healthcare Group PCL, NVDR	11,700	10,368
Tisco Financial Group PCL, NVDR	4,100	11,572
TKS Technologies PCL, NVDR	5,900	1,280
TMBThanachart Bank PCL, NVDR	433,000	23,649
TOA Paint Thailand PCL, NVDR	6,700	3,561
True Corp. PCL, NVDR(1)	124,809	38,008
TTW PCL, NVDR	6,800	1,848
VGI PCL, NVDR(1)	53,300	3,834
WHA Corp. PCL, NVDR	87,700	13,723
Workpoint Entertainment PCL, NVDR	200	57
Xspring Capital PCL, NVDR(1)	15,200	403
		1,487,140
Turkey — 1.0%
Akbank TAS	40,781	69,811
Akfen Yenilenebilir Enerji AS(1)	31,571	20,166
Aksigorta AS(1)	5,559	903
Alarko Holding AS	3,021	8,528
Albaraka Turk Katilim Bankasi AS(1)	99,822	17,497
Alkim Alkali Kimya AS(1)	1,111	1,060
Anadolu Anonim Turk Sigorta Sirketi(1)	7,127	16,088
Anadolu Efes Biracilik Ve Malt Sanayii AS	3,185	20,810
Aselsan Elektronik Sanayi Ve Ticaret AS	6,837	11,703
BIM Birlesik Magazalar AS	4,988	78,999
Bogazici Beton Sanayi Ve Ticaret AS	469	288
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS(1)	464	5,155
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	374	985
Bursa Cimento Fabrikasi AS	23,060	5,263
Cemas Dokum Sanayi AS(1)	39,306	4,277
Coca-Cola Icecek AS	8,719	15,565
Dogus Otomotiv Servis ve Ticaret AS	1,893	13,237
EGE Gubre Sanayii AS	365	714
EGE Seramik Sanayi ve Ticaret AS(1)	2,218	236
Enerjisa Enerji AS	1,800	3,173
Eregli Demir ve Celik Fabrikalari TAS	14,497	20,567
Esenboga Elektrik Uretim AS(1)	1,710	974
Europap Tezol Kagit Sanayi VE Ticaret AS	1,366	821
43

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Fenerbahce Futbol AS(1)	59	$246
Ford Otomotiv Sanayi AS	614	17,361
Galata Wind Enerji AS	2,150	1,871
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS(1)	857	11,184
Goodyear Lastikleri TAS(1)	1,153	524
Gozde Girisim Sermayesi Yatirim Ortakligi AS(1)	13,789	10,370
GSD Holding AS(1)	17,144	1,821
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	15,753	3,338
Is Finansal Kiralama AS(1)	7,445	2,387
Is Yatirim Menkul Degerler AS	18,169	19,398
Isiklar Enerji ve Yapi Holding AS(1)	36,190	9,742
Jantsa Jant Sanayi Ve Ticaret AS	983	722
Karsan Otomotiv Sanayii Ve Ticaret AS(1)	1,292	640
Konya Kagit Sanayi VE Ticaret AS(1)	572	748
Kordsa Teknik Tekstil AS(1)	274	622
Logo Yazilim Sanayi Ve Ticaret AS	393	1,250
Mavi Giyim Sanayi Ve Ticaret AS, B Shares	8,276	25,709
MLP Saglik Hizmetleri AS(1)	2,359	22,811
Naturel Yenilenebilir Enerji Ticaret AS	1,075	1,612
Netas Telekomunikasyon AS(1)	592	1,438
Parsan Makina Parcalari Sanayii AS(1)	90	242
Penta Teknoloji Urunleri Dagitim Ticaret AS(1)	576	242
Petkim Petrokimya Holding AS(1)	12,528	8,434
Polisan Holding AS	2,924	1,117
Qua Granite Hayal(1)	10,516	904
Sasa Polyester Sanayi AS(1)	29,248	4,225
Sekerbank Turk AS	27,043	3,438
Selcuk Ecza Deposu Ticaret ve Sanayi AS	4,906	7,845
Sok Marketler Ticaret AS	7,077	11,014
TAV Havalimanlari Holding AS(1)	2,780	20,390
Tekfen Holding AS(1)	5,441	8,510
Teknosa Ic Ve Dis Ticaret AS(1)	513	414
Tofas Turk Otomobil Fabrikasi AS	1,463	10,473
Turcas Petrol AS(1)	873	597
Turk Traktor ve Ziraat Makineleri AS	802	17,206
Turkcell Iletisim Hizmetleri AS, ADR	7,219	50,894
Turkiye Halk Bankasi AS(1)	10,380	4,754
Turkiye Is Bankasi AS, C Shares	133,141	51,682
Turkiye Sigorta AS	26,650	9,848
Turkiye Sinai Kalkinma Bankasi AS(1)	50,305	17,036
Turkiye Vakiflar Bankasi TAO, D Shares(1)	29,123	16,173
Usak Seramik Sanayii AS(1)	44,302	20,868
Vakif Finansal Kiralama AS(1)	46,202	3,694
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	6,403	20,754
Vestel Beyaz Esya Sanayi ve Ticaret AS	20,879	10,666
Vestel Elektronik Sanayi ve Ticaret AS(1)	6,109	11,826
Yapi ve Kredi Bankasi AS	66,484	60,914
Yunsa Yunlu Sanayi VE Ticare AS	14,664	3,312
		828,086
United States — 0.4%
Coupang, Inc.(1)	9,265	205,220
StoneCo Ltd., A Shares(1)	9,521	126,248
		331,468
TOTAL COMMON STOCKS (Cost $69,004,387)		82,208,303
44

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
WARRANTS — 0.0%
Brazil — 0.0%
Marisa Lojas SA(1)	1,657	$156
Malaysia — 0.0%
Eco World Development Group Bhd.(1)	360	45
Thailand — 0.0%
Better World Green PCL, NVDR(1)	14,783	17
Buriram Sugar PCL, NVDR(1)	950	13
Kiatnakin Phatra Bank PCL, NVDR(1)	450	16
Nusasiri PCL, NVDR(1)	2,600	5
Roctec Global PCL, NVDR(1)	5,800	8
RS PCL, NVDR(1)	418	61
TEAM Consulting Engineering & Management PCL, NVDR(1)	3,120	48
VGI PCL(1)	5,330	160
		328
TOTAL WARRANTS (Cost $—)		529
RIGHTS — 0.0%
Brazil — 0.0%
AES Brasil Energia SA(1)	20	1
Equatorial Energia SA(1)	982	329
		330
Thailand — 0.0%
BTS Group Holdings PCL(1)	16,777	5
TOTAL RIGHTS (Cost $—)		335
SHORT-TERM INVESTMENTS — 0.8%
Money Market Funds — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	285,452	285,452
State Street Navigator Securities Lending Government Money Market Portfolio(3)	369,141	369,141
TOTAL SHORT-TERM INVESTMENTS (Cost $654,593)		654,593
TOTAL INVESTMENT SECURITIES — 101.7% (Cost $69,658,980)		82,863,760
OTHER ASSETS AND LIABILITIES — (1.7)%		(1,397,089)
TOTAL NET ASSETS — 100.0%		$81,466,671

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	25.7%
Information Technology	21.5%
Consumer Discretionary	16.6%
Industrials	10.3%
Communication Services	7.5%
Materials	5.1%
Consumer Staples	4.9%
Health Care	4.5%
Real Estate	2.9%
Utilities	1.8%
Energy	0.1%
Short-Term Investments	0.8%
Other Assets and Liabilities	(1.7)%

45

Avantis Responsible Emerging Markets Equity ETF

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $885,754. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $939,321, which includes securities collateral of $570,180.

See Notes to Financial Statements.
46

AUGUST 31, 2024

Avantis Responsible International Equity ETF
	Shares	Value
COMMON STOCKS — 99.6%
Australia — 6.8%
Accent Group Ltd.(1)	14,551	$20,776
Acrow Ltd.	21,083	13,437
Adairs Ltd.	3,245	4,090
Aeris Resources Ltd.(1)(2)	6,971	847
ALS Ltd.	3,616	38,182
Amotiv Ltd.	2,629	18,651
AMP Ltd.	90,309	78,300
Ansell Ltd.	1,187	23,933
ANZ Group Holdings Ltd.	25,641	526,290
ARB Corp. Ltd.(1)	1,745	50,239
ASX Ltd.	1,075	44,506
Atlas Arteria Ltd.	14,553	50,078
Aurizon Holdings Ltd.	58,461	133,464
Australian Clinical Labs Ltd.	2,983	6,066
Australian Ethical Investment Ltd.	1,527	4,284
Australian Finance Group Ltd.	4,003	4,331
Baby Bunting Group Ltd.	2,286	2,540
Bank of Queensland Ltd.	12,309	52,639
Bapcor Ltd.	6,581	21,756
Bega Cheese Ltd.	6,100	21,036
Bendigo & Adelaide Bank Ltd.	14,319	116,591
Brambles Ltd.	31,114	383,551
Bravura Solutions Ltd.(2)	7,594	6,761
Breville Group Ltd.(1)	2,013	45,701
CAR Group Ltd.	2,852	73,196
Cedar Woods Properties Ltd.	837	3,173
Cettire Ltd.(2)	6,127	4,349
Challenger Ltd.	11,683	54,148
Cleanaway Waste Management Ltd.	11,990	23,274
Cochlear Ltd.	430	87,300
Codan Ltd.	756	7,916
Coles Group Ltd.	17,627	223,792
Commonwealth Bank of Australia	10,174	958,210
Computershare Ltd.	2,976	57,214
Credit Corp. Group Ltd.(1)	2,072	21,109
CSL Ltd.	1,241	257,724
Data#3 Ltd.	2,840	14,820
Deterra Royalties Ltd.	6,813	16,928
Domino's Pizza Enterprises Ltd.	364	7,388
Eagers Automotive Ltd.	3,646	25,725
Elders Ltd.	3,375	20,992
Emeco Holdings Ltd.	13,214	7,169
Emerald Resources NL(2)	24,990	67,125
Endeavour Group Ltd.	36,715	132,383
Evolution Mining Ltd.	57,152	162,127
EVT Ltd.(1)	4,813	35,103
Firefinch Ltd.(2)	1,565	11
FleetPartners Group Ltd.(2)	6,946	14,991
Flight Centre Travel Group Ltd.(1)	2,432	34,412
Fortescue Ltd.	24,664	303,848
G8 Education Ltd.	2,491	2,146
47

Avantis Responsible International Equity ETF
	Shares	Value
Genesis Minerals Ltd.(2)	8,243	$12,531
GWA Group Ltd.	2,498	4,062
Hansen Technologies Ltd.	1,890	5,496
Harvey Norman Holdings Ltd.	19,694	60,980
Healius Ltd.(2)	1,941	2,186
Helia Group Ltd.	16,849	46,627
Humm Group Ltd.	7,281	3,383
IDP Education Ltd.	1,932	21,118
Imdex Ltd.	12,516	19,071
Infomedia Ltd.	8,588	10,186
Insurance Australia Group Ltd.	30,661	156,688
JB Hi-Fi Ltd.	3,992	214,725
Lendlease Corp. Ltd.	7,039	32,055
Lifestyle Communities Ltd.	1,471	7,647
Lovisa Holdings Ltd.	2,055	43,195
Lycopodium Ltd.	1,725	14,533
Lynas Rare Earths Ltd.(2)	10,045	47,472
Maas Group Holdings Ltd.	6,799	21,108
Macquarie Group Ltd.	2,228	324,293
Magellan Financial Group Ltd.	11,430	73,569
Mayne Pharma Group Ltd.(2)	1,458	5,174
McMillan Shakespeare Ltd.	2,445	26,180
Medibank Pvt Ltd.	66,496	173,600
Mesoblast Ltd.(2)	9,947	6,939
Mineral Resources Ltd.	1,864	50,312
Myer Holdings Ltd.	28,071	15,899
National Australia Bank Ltd.	25,116	647,293
Netwealth Group Ltd.	1,748	26,541
nib holdings Ltd.	12,929	54,703
Nick Scali Ltd.	3,345	34,899
Nine Entertainment Co. Holdings Ltd.	23,115	20,673
Nuix Ltd.(2)	2,781	8,977
OFX Group Ltd.(2)	6,635	9,287
Omni Bridgeway Ltd.(2)	5,131	3,078
oOh!media Ltd.	9,723	8,269
Orora Ltd.	28,693	48,530
Pantoro Ltd.(2)	1,316	110
Pepper Money Ltd.(1)	2,013	1,840
Perpetual Ltd.	2,130	28,248
PEXA Group Ltd.(2)	432	3,895
Platinum Asset Management Ltd.	17,359	11,669
Praemium Ltd.(2)	5,901	2,179
Premier Investments Ltd.	3,447	82,135
Pro Medicus Ltd.	521	53,314
PWR Holdings Ltd.	1,091	6,760
QBE Insurance Group Ltd.	28,013	298,730
Qube Holdings Ltd.	11,073	28,781
Ramsay Health Care Ltd.	715	20,071
REA Group Ltd.	467	69,172
Reece Ltd.	3,515	64,886
Reliance Worldwide Corp. Ltd.	17,491	63,260
Renascor Resources Ltd.(1)(2)	831	55
Sandfire Resources Ltd.(2)	4,549	26,286
SEEK Ltd.	2,138	33,291
48

Avantis Responsible International Equity ETF
	Shares	Value
Seven Group Holdings Ltd.	2,932	$81,449
Seven West Media Ltd.(2)	24,440	2,988
Sigma Healthcare Ltd.(1)	47,079	40,096
Silver Mines Ltd.(2)	5,963	376
Sims Ltd.(1)	5,619	41,545
SiteMinder Ltd.(1)(2)	8,189	27,191
SmartGroup Corp. Ltd.	2,937	15,894
Solvar Ltd.	1,397	1,208
Sonic Healthcare Ltd.	5,569	104,207
Southern Cross Media Group Ltd.	4,555	1,679
SRG Global Ltd.	15,231	11,284
Steadfast Group Ltd.	7,209	31,528
Suncorp Group Ltd.	11,472	137,006
Super Retail Group Ltd.	6,759	81,592
Technology One Ltd.	4,079	63,225
Telix Pharmaceuticals Ltd.(2)	3,075	38,554
Telstra Group Ltd.	60,998	162,018
Temple & Webster Group Ltd.(2)	249	1,968
Transurban Group	23,278	212,745
Treasury Wine Estates Ltd.	13,332	102,853
Webjet Ltd.(2)	3,512	18,624
Wesfarmers Ltd.	7,861	385,634
Westpac Banking Corp.	31,382	661,631
WiseTech Global Ltd.	808	65,108
Woolworths Group Ltd.	10,080	243,160
Xero Ltd.(2)	1,050	101,838
Zip Co. Ltd.(2)	58,873	95,489
		10,071,473
Austria — 0.2%
ANDRITZ AG	546	35,996
AT&S Austria Technologie & Systemtechnik AG(2)	725	14,405
BAWAG Group AG(2)	493	37,722
CA Immobilien Anlagen AG	93	3,264
Erste Group Bank AG	1,878	102,792
Eurotelesites AG(2)	244	1,099
Oesterreichische Post AG	614	20,031
Porr AG	160	2,403
Raiffeisen Bank International AG	2,684	53,276
Semperit AG Holding	89	1,263
Telekom Austria AG	1,025	10,083
UNIQA Insurance Group AG	1,120	9,611
Verbund AG	345	29,326
Vienna Insurance Group AG Wiener Versicherung Gruppe	435	14,945
		336,216
Belgium — 0.9%
Ackermans & van Haaren NV	545	108,428
Ageas SA	2,587	132,979
AGFA-Gevaert NV(2)	2,215	2,762
Anheuser-Busch InBev SA, ADR	3,312	203,489
Argenx SE, ADR(2)	162	83,806
Barco NV	769	10,445
Bekaert SA	1,134	46,890
bpost SA	3,152	8,921
Cie d'Entreprises CFE	191	1,519
49

Avantis Responsible International Equity ETF
	Shares	Value
Colruyt Group NV	1,105	$56,975
Deceuninck NV	384	1,000
D'ieteren Group	251	60,934
Elia Group SA	219	24,010
Fagron	1,920	40,631
Galapagos NV, ADR(2)	1,018	29,644
Gimv NV	390	17,078
KBC Group NV	2,595	202,065
Kinepolis Group NV	441	19,841
Ontex Group NV(2)	112	1,115
Proximus SADP	2,578	19,405
Recticel SA	425	5,876
UCB SA	1,050	190,169
Umicore SA	4,413	55,399
VGP NV	255	26,170
		1,349,551
Canada — 10.3%
ADENTRA, Inc.	1,328	40,313
ADF Group, Inc.	1,700	16,727
Ag Growth International, Inc.	342	14,242
AGF Management Ltd., Class B	3,069	18,218
Agnico Eagle Mines Limited/Mines Agnico Eagle Limitee	5,355	436,299
Aimia, Inc.(1)(2)	986	1,939
Amerigo Resources Ltd.	3,612	4,396
Andlauer Healthcare Group, Inc.	370	10,845
Aritzia, Inc.(2)	2,844	97,287
Ascot Resources Ltd.(2)	2,728	1,053
Atrium Mortgage Investment Corp.	545	4,671
AutoCanada, Inc.(1)(2)	686	7,564
B2Gold Corp.	29,114	81,877
Ballard Power Systems, Inc.(1)(2)	2,445	4,518
Bank of Montreal	5,501	460,073
Bank of Nova Scotia	13,177	657,750
BCE, Inc.	545	19,092
Bird Construction, Inc.	3,381	57,527
Bitfarms Ltd.(1)(2)	10,070	21,744
Bonterra Energy Corp.(2)	869	2,824
Boralex, Inc., A Shares	2,779	66,544
Boston Pizza Royalties Income Fund	228	2,859
Boyd Group Services, Inc.	337	56,155
Brookfield Asset Management Ltd., Class A	1,311	53,446
Brookfield Corp.	1,940	97,601
Brookfield Renewable Corp., Class A	1,092	31,148
BRP, Inc.	843	61,140
CAE, Inc.(2)	2,159	38,625
Calian Group Ltd.	20	672
Canaccord Genuity Group, Inc.	772	4,795
Canada Goose Holdings, Inc.(1)(2)	1,683	19,682
Canadian Imperial Bank of Commerce	12,208	713,466
Canadian National Railway Co.	2,340	275,716
Canadian Pacific Kansas City Ltd.	2,484	206,200
Canadian Tire Corp. Ltd., Class A	367	41,840
Canadian Western Bank	2,598	99,224
Canfor Corp.(2)	1,297	14,003
50

Avantis Responsible International Equity ETF
	Shares	Value
Cascades, Inc.	1,092	$7,511
CCL Industries, Inc., Class B	2,336	133,558
Celestica, Inc. (Toronto)(2)	4,890	248,990
CGI, Inc.(2)	1,557	175,416
CI Financial Corp.	1,811	23,436
Cineplex, Inc.(2)	545	4,428
Cogeco Communications, Inc.	828	39,672
Colliers International Group, Inc.	328	47,327
Computer Modelling Group Ltd.	3,036	28,701
Constellation Software, Inc.	164	535,535
Definity Financial Corp.	1,379	51,163
Descartes Systems Group, Inc.(2)	826	83,290
Docebo, Inc.(2)	342	14,694
Dollarama, Inc.	1,918	194,269
Doman Building Materials Group Ltd.	4,022	21,190
Dorel Industries, Inc., Class B(2)	1,092	5,324
DREAM Unlimited Corp., Class A	328	6,425
Dye & Durham Ltd.	352	3,612
Eldorado Gold Corp.(2)	5,259	90,808
Empire Co. Ltd., Class A	3,933	109,674
Endeavour Silver Corp.(1)(2)	6,600	20,275
Enghouse Systems Ltd.	486	10,599
EQB, Inc.	1,344	95,122
Fairfax Financial Holdings Ltd.	357	430,991
Finning International, Inc.	5,096	151,256
First National Financial Corp.	545	15,105
FirstService Corp. (Toronto)	164	29,563
Fission Uranium Corp.(2)	5,439	3,874
Fortuna Mining Corp.(2)	15,990	73,682
Gear Energy Ltd.	7,303	3,631
George Weston Ltd.	721	117,268
Gildan Activewear, Inc.	2,347	106,966
GoldMining, Inc.(2)	3,485	3,000
Great-West Lifeco, Inc.	4,445	146,116
Hammond Power Solutions, Inc.	544	50,551
Hudbay Minerals, Inc.	17,298	141,192
Hydro One Ltd.	5,933	201,678
iA Financial Corp., Inc.	3,246	249,487
IGM Financial, Inc.	1,864	54,883
Innergex Renewable Energy, Inc.	1,400	9,453
InPlay Oil Corp.	1,143	1,832
Intact Financial Corp.	2,204	414,796
Interfor Corp.(2)	1,422	17,621
Journey Energy, Inc.(1)(2)	1,379	2,538
Kinross Gold Corp.	35,907	324,526
Labrador Iron Ore Royalty Corp.	1,596	35,943
Laurentian Bank of Canada	953	18,252
Lightspeed Commerce, Inc.(2)	966	12,458
Linamar Corp.	1,777	83,335
Loblaw Cos. Ltd.	1,811	236,351
Lumine Group, Inc.(2)	404	9,743
Lundin Mining Corp.	16,169	167,731
Magna International, Inc.	5,437	228,510
Manulife Financial Corp.	24,913	687,873
51

Avantis Responsible International Equity ETF
	Shares	Value
Martinrea International, Inc.	2,722	$23,511
MCAN Mortgage Corp.	328	4,264
Medical Facilities Corp.	193	1,985
Metro, Inc.	2,229	140,027
Mullen Group Ltd.	2,958	31,300
National Bank of Canada	5,140	470,997
Neo Performance Materials, Inc.	328	2,020
New Gold, Inc.(2)	19,450	49,071
North West Co., Inc.	1,998	67,724
Northern Dynasty Minerals Ltd.(2)	5,439	1,897
Open Text Corp.	3,324	105,764
Osisko Gold Royalties Ltd.	2,223	38,401
Pan American Silver Corp.	11,001	222,200
Pason Systems, Inc.	4,597	48,813
Pizza Pizza Royalty Corp.	545	5,144
Polaris Renewable Energy, Inc.	506	4,551
Power Corp. of Canada	2,210	67,842
Primo Water Corp.	2,500	55,319
Quebecor, Inc., Class B	1,857	46,120
RB Global, Inc.	770	66,335
Real Matters, Inc.(2)	3,053	17,330
Restaurant Brands International, Inc.	2,202	152,987
Richelieu Hardware Ltd.	2,400	70,060
Rogers Communications, Inc., Class B	3,978	161,257
Royal Bank of Canada	7,330	886,464
Russel Metals, Inc.	2,690	75,132
Sandstorm Gold Ltd.	5,955	34,820
Shopify, Inc., Class A(2)	2,189	162,122
Silvercorp Metals, Inc.	9,300	35,402
Sleep Country Canada Holdings, Inc.	729	18,830
Softchoice Corp.	545	8,294
Spin Master Corp., VTG Shares	770	18,449
Stantec, Inc.	1,350	110,562
STEP Energy Services Ltd.(1)(2)	225	715
StorageVault Canada, Inc.	3,713	13,335
Sun Life Financial, Inc.	4,508	245,730
Teck Resources Ltd., Class B	7,553	361,663
TELUS Corp.	2,784	44,973
TELUS Corp.	106	1,712
TFI International, Inc.	1,188	175,822
Thomson Reuters Corp.	544	93,174
Tidewater Midstream & Infrastructure Ltd.	10,505	2,572
TMX Group Ltd.	5,074	161,860
Torex Gold Resources, Inc.(2)	4,800	92,606
Toromont Industries Ltd.	1,597	142,997
Toronto-Dominion Bank	9,154	548,500
Total Energy Services, Inc.	986	6,980
Transcontinental, Inc., Class A	4,170	51,953
Trisura Group Ltd.(2)	18	559
Valeura Energy, Inc.(2)	5,900	22,284
Wajax Corp.	1,092	20,663
West Fraser Timber Co. Ltd.	1,422	125,829
Western Forest Products, Inc.(2)	9,156	2,955
Westshore Terminals Investment Corp.	328	5,819
52

Avantis Responsible International Equity ETF
	Shares	Value
Wheaton Precious Metals Corp.	1,580	$97,650
Winpak Ltd.	1,128	38,185
WSP Global, Inc.	869	144,867
		15,331,696
China — 0.0%
Chow Tai Fook Jewellery Group Ltd.	7,200	6,099
Denmark — 3.2%
Alm Brand AS	7,930	14,340
Ambu AS, Class B(2)	1,212	23,000
Bavarian Nordic AS(2)	484	19,042
Carlsberg AS, B Shares	287	33,716
cBrain AS	131	3,897
Chemometec AS	378	20,986
Coloplast AS, B Shares	328	44,659
Danske Bank AS	7,614	237,650
Demant AS(2)	271	11,459
DSV AS	421	75,235
FLSmidth & Co. AS	635	32,386
Genmab AS, ADR(2)	2,893	80,425
GN Store Nord AS(2)	202	4,599
H Lundbeck AS	6,304	44,792
H Lundbeck AS, A Shares	615	3,762
H&H International AS, B Shares(2)	602	8,548
Jyske Bank AS	1,347	108,178
Nilfisk Holding AS(2)	94	1,840
NKT AS(2)	1,484	141,477
Novo Nordisk AS, ADR	17,584	2,446,990
Novonesis (Novozymes) B, B Shares	3,834	266,185
Orsted AS(2)	3,420	197,643
Pandora AS	1,600	280,245
Ringkjoebing Landbobank AS	323	52,945
Rockwool AS, B Shares	205	88,949
Royal Unibrew AS(2)	548	45,473
Solar AS, B Shares	152	7,535
Spar Nord Bank AS	2,690	51,795
Sparekassen Sjaelland-Fyn AS	222	7,055
Svitzer Group AS(2)	581	22,285
Sydbank AS	2,548	128,986
Topdanmark AS	1,247	68,838
Tryg AS	1,579	35,218
Vestas Wind Systems AS(2)	7,774	177,620
Zealand Pharma AS(2)	383	50,460
		4,838,213
Finland — 1.1%
Aktia Bank OYJ	1,725	17,717
Anora Group OYJ	153	726
Cargotec OYJ, B Shares	879	46,312
Citycon OYJ(2)	1,678	7,546
Elisa OYJ	1,120	56,085
Harvia OYJ	575	27,339
Huhtamaki OYJ	2,630	107,864
Kalmar OYJ, B Shares(2)	879	25,112
Kemira OYJ	3,584	87,743
Kesko OYJ, B Shares	5,090	103,124
53

Avantis Responsible International Equity ETF
	Shares	Value
Kojamo OYJ(2)	2,417	$25,311
Kone OYJ, B Shares	1,868	100,757
Konecranes OYJ	642	45,141
Lassila & Tikanoja OYJ	218	2,210
Mandatum OYJ	2,324	11,002
Marimekko OYJ	636	8,795
Metso OYJ	6,388	64,813
Nokia OYJ, ADR	16,435	73,300
Nokian Renkaat OYJ	4,753	45,056
Nordea Bank Abp	18,156	214,403
Orion OYJ, Class B	176	9,324
Puuilo OYJ	2,460	27,986
QT Group OYJ(2)	235	24,705
Raisio OYJ, V Shares	435	1,054
Sampo OYJ, A Shares	2,324	103,607
Sanoma OYJ	321	2,387
Stora Enso OYJ, R Shares	7,860	101,533
Taaleri PLC	204	1,903
TietoEVRY OYJ	147	3,085
Tokmanni Group Corp.	1,804	21,776
UPM-Kymmene OYJ	4,235	142,748
Valmet OYJ(1)	487	13,970
Wartsila OYJ Abp	1,729	38,134
YIT OYJ(1)	3,246	9,348
		1,571,916
France — 8.9%
Aeroports de Paris SA	554	72,541
Airbus SE	3,294	506,006
Alstom SA(2)	1,505	30,686
Alten SA	331	37,145
Amundi SA	1,284	96,423
Antin Infrastructure Partners SA	4	55
Aperam SA	756	21,316
Arkema SA	1,400	129,889
Atos SE(1)(2)	1,487	1,335
Aubay	40	1,623
AXA SA	17,023	647,880
Ayvens SA	3,532	24,421
Beneteau SACA	659	6,529
BioMerieux	794	91,886
BNP Paribas SA	6,900	477,256
Bollore SE	6,669	43,943
Bureau Veritas SA	3,734	122,926
Capgemini SE	473	97,988
Carrefour SA	10,235	164,889
Cie de Saint-Gobain SA	10,983	959,759
Cie des Alpes	664	10,256
Cie Generale des Etablissements Michelin SCA	16,366	642,601
Coface SA	2,685	43,168
Credit Agricole SA	8,207	128,562
Danone SA	1,507	104,717
Dassault Systemes SE	1,781	69,601
DBV Technologies SA(2)	421	387
Derichebourg SA	1,583	8,785
54

Avantis Responsible International Equity ETF
	Shares	Value
Edenred SE	927	$39,017
Elis SA	722	17,846
Emeis SA(2)	1,534	15,150
Engie SA	12,079	212,738
Equasens	32	1,685
EssilorLuxottica SA	876	207,729
Eurazeo SE	876	69,007
Euroapi SA(1)(2)	537	2,465
Eurofins Scientific SE	919	52,457
Euronext NV	376	40,155
Eutelsat Communications SACA(1)(2)	4,930	23,444
Exail Technologies SA(2)	43	846
Forvia SE	1,487	15,151
Genfit SA(2)	1,544	6,644
Getlink SE	7,519	135,601
Groupe LDLC	42	620
Guerbet	48	1,843
Hermes International SCA	177	423,642
ID Logistics Group SACA(2)	41	18,899
Interparfums SA	396	19,839
Ipsen SA	1,363	165,284
IPSOS SA	296	18,243
Jacquet Metals SACA	93	1,593
JCDecaux SE(2)	1,737	35,802
Kaufman & Broad SA	570	20,229
Kering SA	657	188,398
Legrand SA	1,400	156,805
LISI SA	451	14,190
L'Oreal SA	739	324,240
LVMH Moet Hennessy Louis Vuitton SE	1,465	1,090,424
Maisons du Monde SA	674	2,605
Manitou BF SA	90	1,883
Mersen SA	487	16,609
Metropole Television SA	501	6,790
Nacon SA(2)	13	16
Neoen SA	1,355	57,920
Nexans SA	603	77,863
Nexity SA(1)(2)	995	10,588
Opmobility	1,726	16,584
Orange SA, ADR	37,254	426,558
Pernod Ricard SA	1,145	163,023
Publicis Groupe SA	1,083	119,448
Remy Cointreau SA	183	14,917
Renault SA	5,629	266,996
ReWorld Media SA(2)	137	329
Rexel SA	5,603	141,376
Safran SA	3,728	816,938
Sanofi SA, ADR	9,676	544,372
Sartorius Stedim Biotech	117	23,772
Schneider Electric SE	946	241,325
SCOR SE	1,732	36,104
SEB SA	384	39,986
SES SA	13,424	72,210
SMCP SA(2)	1,130	2,856
55

Avantis Responsible International Equity ETF
	Shares	Value
Societe BIC SA	636	$42,973
Societe Generale SA	13,530	327,060
SOITEC(2)	813	101,524
Solutions 30 SE(1)(2)	5,585	9,329
Sopra Steria Group	92	17,739
SPIE SA	1,830	73,875
STMicroelectronics NV, NY Shares	15,611	498,771
Teleperformance SE	362	39,445
Television Francaise 1 SA	1,025	9,140
Thales SA	1,520	255,377
Trigano SA	326	38,145
Ubisoft Entertainment SA(2)	4,034	76,442
Valeo SE	6,641	70,749
Vinci SA	4,764	569,369
Virbac SACA	4	1,528
Vivendi SE	9,479	106,334
Voltalia SA(2)	2,069	18,839
VusionGroup	229	35,821
Worldline SA(2)	417	3,797
		13,259,884
Germany — 7.2%
1&1 AG	417	6,647
Adesso SE	6	440
adidas AG	1,186	304,284
Allianz SE	1,706	529,979
AlzChem Group AG	354	18,861
Amadeus Fire AG	75	7,724
Aroundtown SA(2)	6,324	16,087
Atoss Software SE	244	37,552
Aurubis AG	475	35,910
Auto1 Group SE(2)	510	5,200
BASF SE	6,478	329,268
Bayer AG	5,320	164,264
Bayerische Motoren Werke AG	2,846	264,120
Bayerische Motoren Werke AG, Preference Shares	431	37,302
BayWa AG(2)	79	1,028
Bechtle AG	1,553	66,920
Beiersdorf AG	511	73,891
Bertrandt AG	36	923
Bijou Brigitte AG	198	7,573
Bilfinger SE	830	43,744
Borussia Dortmund GmbH & Co. KGaA(2)	2,465	10,288
Brenntag SE	1,734	128,946
CANCOM SE	544	16,314
Carl Zeiss Meditec AG, Bearer Shares	279	20,482
Ceconomy AG(2)	2,271	6,660
Cewe Stiftung & Co. KGaA	234	26,295
Commerzbank AG	13,412	198,857
CompuGroup Medical SE & Co. KGaA	190	3,270
Continental AG	1,972	133,340
Covestro AG(2)	3,613	221,481
CTS Eventim AG & Co. KGaA	668	62,923
Daimler Truck Holding AG	7,647	293,970
Datagroup SE	20	927
56

Avantis Responsible International Equity ETF
	Shares	Value
Delivery Hero SE(2)	521	$16,445
Dermapharm Holding SE	294	11,272
Deutsche Bank AG	18,346	300,874
Deutsche Boerse AG	1,072	241,008
Deutsche Pfandbriefbank AG(2)	3,232	17,887
Deutsche Post AG	6,784	294,463
Deutsche Telekom AG	17,596	500,659
Deutz AG	1,858	9,756
Dr Ing hc F Porsche AG, Preference Shares	616	48,313
Duerr AG	440	9,654
Eckert & Ziegler SE	500	23,977
ElringKlinger AG	385	1,791
Encavis AG(2)	2,811	53,610
Energiekontor AG	135	8,633
Evonik Industries AG	5,593	124,106
Fielmann Group AG	703	34,318
flatexDEGIRO AG	2,868	41,532
Fraport AG Frankfurt Airport Services Worldwide(2)	435	22,013
Freenet AG	1,075	31,320
Fresenius Medical Care AG, ADR	2,751	53,342
Fresenius SE & Co. KGaA(2)	3,024	111,667
GEA Group AG	2,430	114,321
Gerresheimer AG	716	82,101
Grand City Properties SA(2)	865	11,885
Grenke AG	342	9,621
Hamburger Hafen und Logistik AG	486	7,973
Hannover Rueck SE	750	212,786
HelloFresh SE(2)	4,330	35,608
Henkel AG & Co. KGaA	382	31,765
Henkel AG & Co. KGaA, Preference Shares	644	58,991
Hensoldt AG	1,068	39,974
HOCHTIEF AG	223	27,290
Hornbach Holding AG & Co. KGaA	137	12,081
HUGO BOSS AG	1,394	58,181
Infineon Technologies AG	10,418	382,332
Instone Real Estate Group SE	807	8,168
JOST Werke SE	330	14,686
Jungheinrich AG, Preference Shares	1,581	49,724
KION Group AG	1,066	41,517
Knorr-Bremse AG	1,135	93,331
Koenig & Bauer AG(2)	124	1,375
Kontron AG	994	18,689
Krones AG	409	56,071
Lanxess AG	1,119	31,602
LEG Immobilien SE	460	44,422
Mercedes-Benz Group AG	4,360	300,513
Merck KGaA	224	43,715
METRO AG	3,326	17,503
MTU Aero Engines AG	1,135	339,825
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	784	424,178
Mutares SE & Co. KGaA	403	13,684
Nagarro SE(2)	87	7,411
Nemetschek SE	464	48,587
New Work SE(2)	40	2,929
57

Avantis Responsible International Equity ETF
	Shares	Value
Nordex SE(2)	3,544	$56,569
Norma Group SE	945	15,398
Patrizia SE	269	2,437
Pfeiffer Vacuum Technology AG	162	27,215
Porsche Automobil Holding SE, Preference Shares	1,023	46,034
ProSiebenSat.1 Media SE	2,945	18,730
Puma SE	1,313	56,667
PVA TePla AG(2)	241	3,969
Qiagen NV(2)	931	42,556
Rational AG	82	82,770
Rheinmetall AG	760	456,570
SAF-Holland SE	1,857	35,590
SAP SE, ADR	2,658	583,989
Sartorius AG, Preference Shares	133	36,748
Schaeffler AG, Preference Shares	2,657	13,799
Scout24 SE	429	32,726
Secunet Security Networks AG	12	1,378
SGL Carbon SE(2)	1,508	9,481
Siemens AG	1,460	274,634
Siemens Energy AG(2)	686	19,812
Siemens Healthineers AG	882	51,403
Siltronic AG	519	42,349
Sixt SE	317	22,358
Sixt SE, Preference Shares	579	33,944
SMA Solar Technology AG	387	8,964
Stabilus SE	402	17,603
Stroeer SE & Co. KGaA	529	34,614
SUSS MicroTec SE	222	14,322
Symrise AG	392	51,728
TAG Immobilien AG(2)	6,357	104,468
Talanx AG	1,275	109,851
TeamViewer SE(2)	2,505	34,661
thyssenkrupp AG	10,608	37,552
United Internet AG	1,785	37,720
Verbio SE	271	5,189
Volkswagen AG	172	19,213
Volkswagen AG, Preference Shares	1,162	123,671
Vonovia SE	6,939	239,848
Wacker Chemie AG	164	15,856
Wacker Neuson SE	804	12,938
Wuestenrot & Wuerttembergische AG	704	9,556
Zalando SE(2)	5,333	138,270
		10,658,099
Hong Kong — 1.5%
AIA Group Ltd.	55,200	388,756
ASMPT Ltd.	10,800	121,886
Bank of East Asia Ltd.	39,800	50,628
BOC Hong Kong Holdings Ltd.	42,000	131,835
Budweiser Brewing Co. APAC Ltd.	2,100	2,393
Cafe de Coral Holdings Ltd.	18,000	18,621
Chow Sang Sang Holdings International Ltd.	7,000	5,948
CITIC Telecom International Holdings Ltd.	3,000	880
CK Asset Holdings Ltd.	6,000	24,146
CK Hutchison Holdings Ltd.	27,000	148,007
58

Avantis Responsible International Equity ETF
	Shares	Value
Comba Telecom Systems Holdings Ltd.	56,000	$7,773
Cowell e Holdings, Inc.(1)(2)	8,000	23,489
EC Healthcare	3,000	361
ESR Group Ltd.	15,200	23,457
Futu Holdings Ltd., ADR(2)	40	2,542
Giordano International Ltd.	58,000	12,703
Hang Lung Group Ltd.	31,000	35,363
Hang Lung Properties Ltd.	44,000	33,382
Hang Seng Bank Ltd.	6,600	79,473
HKBN Ltd.	3,500	1,204
HKT Trust & HKT Ltd.	75,000	95,228
Hong Kong Exchanges & Clearing Ltd.	3,600	109,848
Hongkong Land Holdings Ltd.	12,600	47,278
Hysan Development Co. Ltd.	30,000	48,236
Johnson Electric Holdings Ltd.	10,000	13,677
JS Global Lifestyle Co. Ltd.	54,000	10,597
K Wah International Holdings Ltd.	7,000	1,539
Kerry Properties Ltd.	16,500	30,860
Luk Fook Holdings International Ltd.	5,000	9,262
Man Wah Holdings Ltd.	42,400	25,078
Modern Dental Group Ltd.	15,000	7,246
MTR Corp. Ltd.	14,000	49,220
New World Development Co. Ltd.(1)	44,000	44,039
Oriental Watch Holdings	8,000	3,429
PC Partner Group Ltd.	2,000	1,146
Perfect Medical Health Management Ltd.	1,000	307
Sino Land Co. Ltd.	13,988	14,959
Stella International Holdings Ltd.	28,000	53,100
Sun Hung Kai Properties Ltd.	15,000	145,731
Swire Properties Ltd.	15,000	27,502
Tam Jai International Co. Ltd.	2,000	213
Techtronic Industries Co. Ltd.	22,000	294,774
Television Broadcasts Ltd.(2)	6,900	2,883
Texhong International Group Ltd.(2)	3,500	1,602
Theme International Holdings Ltd.	30,000	1,515
United Laboratories International Holdings Ltd.	20,000	22,798
Vitasoy International Holdings Ltd.	8,000	4,963
VTech Holdings Ltd.	4,900	31,733
Wharf Real Estate Investment Co. Ltd.	8,000	23,231
Yue Yuen Industrial Holdings Ltd.	32,000	55,257
Zensun Enterprises Ltd.(2)	3,000	95
		2,290,193
Ireland — 0.5%
AIB Group PLC	25,667	154,564
Bank of Ireland Group PLC	19,603	225,190
Cairn Homes PLC	21,615	46,391
Dalata Hotel Group PLC	9,874	48,076
Glanbia PLC	1,357	24,061
Glenveagh Properties PLC(2)	17,295	27,442
ICON PLC(2)	102	32,850
Kerry Group PLC, A Shares	651	65,376
Kingspan Group PLC	1,693	147,412
Origin Enterprises PLC	4,387	15,992
59

Avantis Responsible International Equity ETF
	Shares	Value
Uniphar PLC	4,079	$11,494
		798,848
Israel — 1.0%
AFI Properties Ltd.(2)	23	1,066
Africa Israel Residences Ltd.	78	5,036
Airport City Ltd.(2)	1,002	15,491
Alony Hetz Properties & Investments Ltd.	2,933	22,038
Amos Luzon Development & Energy Group Ltd.(2)	3,041	2,081
Amot Investments Ltd.	1,877	8,346
Argo Properties NV(2)	43	1,085
Azorim-Investment Development & Construction Co. Ltd.(2)	1,038	5,301
Azrieli Group Ltd.	362	24,676
Bank Hapoalim BM	11,490	114,546
Bank Leumi Le-Israel BM	11,801	114,110
Big Shopping Centers Ltd.(2)	204	22,495
Blue Square Real Estate Ltd.	108	8,394
Camtek Ltd.	461	43,946
Ceragon Networks Ltd.(2)	1,293	3,853
Check Point Software Technologies Ltd.(2)	590	113,575
CyberArk Software Ltd.(2)	79	22,652
Danel Adir Yeoshua Ltd.	308	27,953
Danya Cebus Ltd.	430	10,005
Delta Galil Ltd.	132	6,004
Electra Consumer Products 1970 Ltd.(2)	87	1,877
Energix-Renewable Energies Ltd.	5,868	21,061
First International Bank Of Israel Ltd.	760	31,308
Formula Systems 1985 Ltd.	51	3,965
Fox Wizel Ltd.	125	9,247
G City Ltd.	929	3,189
Gilat Satellite Networks Ltd.(2)	345	1,599
Global-e Online Ltd.(2)	632	21,753
Hilan Ltd.	156	8,428
ICL Group Ltd.	7,013	32,096
Isracard Ltd.	7,039	24,955
Israel Discount Bank Ltd., A Shares	16,566	91,930
Israel Land Development Co. Ltd.(2)	606	5,253
Isras Investment Co. Ltd.	36	7,200
Ituran Location & Control Ltd.	218	6,158
Magic Software Enterprises Ltd.	443	4,865
Matrix IT Ltd.	287	5,681
Mega Or Holdings Ltd.	226	5,984
Melisron Ltd.	399	30,465
Mivne Real Estate KD Ltd.	5,087	12,906
Mizrahi Tefahot Bank Ltd.	1,590	60,892
Nano Dimension Ltd., ADR(2)	5,505	12,056
Neto Malinda Trading Ltd.(2)	79	1,391
Nice Ltd., ADR(2)	184	31,968
Norstar Holdings, Inc.(2)	181	515
Nova Ltd.(2)	306	70,215
Oddity Tech Ltd., Class A(2)	572	21,050
OY Nofar Energy Ltd.(2)	47	1,147
Perion Network Ltd.(2)	708	6,170
Prashkovsky Investments & Construction Ltd.	87	1,992
Retailors Ltd.	802	14,391
60

Avantis Responsible International Equity ETF
	Shares	Value
Sapiens International Corp. NV	577	$20,964
Shufersal Ltd.	6,433	55,468
Strauss Group Ltd.	417	6,698
Summit Real Estate Holdings Ltd.	467	6,712
Tamar Petroleum Ltd.	637	3,469
Tel Aviv Stock Exchange Ltd.	1,537	13,096
Teva Pharmaceutical Industries Ltd., ADR(2)	5,701	107,578
Wix.com Ltd.(2)	160	26,659
YH Dimri Construction & Development Ltd.	124	11,262
ZIM Integrated Shipping Services Ltd.	3,064	55,979
		1,432,245
Italy — 2.5%
A2A SpA	49,035	111,939
ACEA SpA	2,155	39,887
Amplifon SpA	638	20,631
Arnoldo Mondadori Editore SpA	2,435	7,056
Azimut Holding SpA	2,299	58,194
Banca Generali SpA	1,392	62,220
Banca IFIS SpA	532	12,528
Banca Mediolanum SpA	3,327	40,814
Banca Popolare di Sondrio SpA	4,954	38,402
Banco BPM SpA	19,306	131,625
BFF Bank SpA	4,397	47,715
BPER Banca SpA	23,578	132,405
Brembo NV(1)	637	7,464
Brunello Cucinelli SpA	649	63,858
Cairo Communication SpA	755	1,819
Credito Emiliano SpA	1,859	21,265
Davide Campari-Milano NV	963	8,904
De' Longhi SpA	1,634	52,406
DiaSorin SpA(1)	36	4,153
Digital Bros SpA(1)(2)	176	1,996
doValue SpA(1)(2)	724	1,286
Enav SpA	1,599	7,041
Enel SpA	20,117	152,903
Esprinet SpA(2)	42	243
Ferrari NV	607	301,622
Fila SpA	2,165	22,080
Fincantieri SpA(2)	7,495	42,020
FinecoBank Banca Fineco SpA	5,058	86,778
Generali	4,323	119,312
Geox SpA(2)	1,302	870
Infrastrutture Wireless Italiane SpA	405	4,851
Innovatec SpA(2)	639	702
Interpump Group SpA	219	9,669
Intesa Sanpaolo SpA	74,345	310,716
Iveco Group NV	6,291	66,627
Juventus Football Club SpA(1)(2)	5,421	17,086
Leonardo SpA	4,122	105,153
Maire SpA	3,564	30,993
Mediobanca Banca di Credito Finanziario SpA	3,461	58,623
MFE-MediaForEurope NV, Class A	3,482	11,434
MFE-MediaForEurope NV, Class B	818	3,608
Moncler SpA	1,296	79,509
61

Avantis Responsible International Equity ETF
	Shares	Value
Nexi SpA(1)(2)	374	$2,617
Orsero SpA	212	3,027
OVS SpA	7,871	24,480
Piaggio & C SpA	2,549	7,605
Poste Italiane SpA	8,564	119,243
Prysmian SpA	2,717	191,368
RAI Way SpA	2,397	13,445
Recordati Industria Chimica e Farmaceutica SpA	344	20,198
Safilo Group SpA(2)	524	715
Salcef Group SpA	245	6,998
Salvatore Ferragamo SpA	1,255	10,417
Sanlorenzo SpA	136	5,701
Sesa SpA	135	14,523
Stellantis NV	13,995	235,514
Technogym SpA	2,558	27,710
Terna - Rete Elettrica Nazionale	1,234	10,744
UniCredit SpA	17,527	728,512
Unieuro SpA	212	2,725
Unipol Gruppo SpA	3,418	36,316
Webuild SpA(1)	11,244	31,130
Wiit SpA	95	2,212
		3,793,607
Japan — 20.9%
77 Bank Ltd.	1,000	28,857
A&D HOLON Holdings Co. Ltd.	1,200	20,980
Adastria Co. Ltd.	700	17,321
ADEKA Corp.	1,800	37,568
Advantest Corp.	4,000	184,158
Aeon Co. Ltd.	900	22,545
Aeon Delight Co. Ltd.	200	5,555
Aeon Mall Co. Ltd.	3,100	43,687
Aica Kogyo Co. Ltd.	1,000	22,991
Ain Holdings, Inc.	200	7,259
Air Water, Inc.	5,800	81,023
Aisan Industry Co. Ltd.	3,000	30,507
Ajinomoto Co., Inc.	3,300	127,025
Akatsuki, Inc.	100	1,441
Akebono Brake Industry Co. Ltd.(2)	3,000	2,957
Alfresa Holdings Corp.	5,200	85,719
Alpen Co. Ltd.	100	1,481
Alps Alpine Co. Ltd.	3,200	34,365
Altech Corp.	700	12,829
Amano Corp.	500	15,069
Amvis Holdings, Inc.	500	8,483
AOKI Holdings, Inc.	600	5,204
Aoyama Trading Co. Ltd.	2,900	28,688
Aozora Bank Ltd.	3,000	55,480
Arata Corp.	1,000	24,340
ARCLANDS Corp.	2,800	33,414
Arcs Co. Ltd.	1,700	29,686
ARE Holdings, Inc.	1,800	22,850
Argo Graphics, Inc.	300	10,431
Arisawa Manufacturing Co. Ltd.	300	3,144
As One Corp.	600	12,137
62

Avantis Responsible International Equity ETF
	Shares	Value
Asahi Co. Ltd.	200	$2,155
Asahi Group Holdings Ltd.	300	11,198
Asahi Intecc Co. Ltd.	400	7,349
Asahi Kasei Corp.	19,700	139,516
Asahi Yukizai Corp.	200	5,784
Asics Corp.	12,000	238,101
ASKA Pharmaceutical Holdings Co. Ltd.	100	1,625
ASKUL Corp.	1,100	16,003
Astellas Pharma, Inc.	9,100	113,085
Atrae, Inc.(2)	100	586
Aucnet, Inc.	100	1,646
Autobacs Seven Co. Ltd.	3,000	30,842
Avant Group Corp.	400	5,038
Avex, Inc.	200	1,976
Awa Bank Ltd.	1,200	21,444
Axial Retailing, Inc.	800	5,220
Azbil Corp.	100	3,301
Bandai Namco Holdings, Inc.	3,600	77,340
Bando Chemical Industries Ltd.	500	6,346
Bank of Nagoya Ltd.	100	4,865
Bank of the Ryukyus Ltd.	600	4,471
Base Co. Ltd.	100	2,222
BayCurrent Consulting, Inc.	1,200	38,256
Belc Co. Ltd.	100	4,300
Bell System24 Holdings, Inc.	2,000	20,836
Bic Camera, Inc.	200	2,289
BIPROGY, Inc.	900	29,153
BML, Inc.	400	7,548
Bridgestone Corp.(1)	5,900	230,634
Brother Industries Ltd.	3,400	63,567
Bunka Shutter Co. Ltd.	3,000	37,540
Canon Marketing Japan, Inc.	300	9,404
Capcom Co. Ltd.	6,000	131,168
Cawachi Ltd.	100	1,850
Celsys, Inc.	300	1,972
Central Automotive Products Ltd.	700	24,833
Chiba Bank Ltd.	4,800	40,658
Chiba Kogyo Bank Ltd.	4,000	28,691
Chori Co. Ltd.	700	17,228
Chubu Steel Plate Co. Ltd.	600	10,221
Chugai Pharmaceutical Co. Ltd.	4,600	232,219
Chugin Financial Group, Inc.	3,200	33,954
Citizen Watch Co. Ltd.	7,400	48,098
Coca-Cola Bottlers Japan Holdings, Inc.	3,000	42,482
COLOPL, Inc.	200	803
Computer Engineering & Consulting Ltd.	200	2,621
Comture Corp.	100	1,126
Cosmos Pharmaceutical Corp.	600	29,216
Create SD Holdings Co. Ltd.	600	13,409
Creek & River Co. Ltd.	100	1,018
Cross Cat Co. Ltd.	100	811
CyberAgent, Inc.	900	6,250
Cybozu, Inc.	600	7,145
Daiei Kankyo Co. Ltd.	1,300	27,072
63

Avantis Responsible International Equity ETF
	Shares	Value
Daifuku Co. Ltd.	900	$17,376
Daihen Corp.	100	4,571
Daiichi Jitsugyo Co. Ltd.	300	4,972
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	100	583
Dai-ichi Life Holdings, Inc.	9,100	262,779
Daiichi Sankyo Co. Ltd.	11,600	486,940
Daiichikosho Co. Ltd.	2,900	32,910
Daikin Industries Ltd.	400	51,104
Daikokutenbussan Co. Ltd.	300	23,732
Daiseki Co. Ltd.	1,000	26,277
Daishi Hokuetsu Financial Group, Inc.	1,400	51,051
Daishinku Corp.	3,000	13,849
Daito Trust Construction Co. Ltd.	600	74,053
Daitron Co. Ltd.	100	1,926
Daiwa House Industry Co. Ltd.	6,100	187,871
Daiwa Securities Group, Inc.	14,100	104,843
Daiwabo Holdings Co. Ltd.	3,000	57,088
DCM Holdings Co. Ltd.	3,000	29,833
Dear Life Co. Ltd.	1,700	11,528
DeNA Co. Ltd.	100	1,144
Denso Corp.	11,700	181,630
Dentsu Group, Inc.	200	6,151
Dentsu Soken, Inc.	200	8,251
Dexerials Corp.	3,000	134,868
Digital Arts, Inc.	100	3,079
Digital Hearts Holdings Co. Ltd.	100	598
Digital Holdings, Inc.	100	682
Digital Information Technologies Corp.	100	1,271
Dip Corp.	400	7,939
Disco Corp.	600	173,949
Doshisha Co. Ltd.	100	1,508
Double Standard, Inc.	100	1,110
Drecom Co. Ltd.(2)	400	2,498
DTS Corp.	300	8,501
Duskin Co. Ltd.	300	7,720
Eagle Industry Co. Ltd.	1,000	14,076
Earth Corp.	600	21,792
Ebara Corp.	15,000	205,195
EDION Corp.	3,000	37,679
E-Guardian, Inc.	100	1,326
Eiken Chemical Co. Ltd.	600	9,479
Eisai Co. Ltd.	1,100	46,170
Eizo Corp.	200	6,236
Elan Corp.	200	1,129
Elecom Co. Ltd.	1,100	10,827
Elematec Corp.	200	2,493
en Japan, Inc.	300	5,065
Envipro Holdings, Inc.	100	348
ESPEC Corp.	700	12,265
Exedy Corp.	1,100	23,571
F&M Co. Ltd.	100	1,155
FANUC Corp.	1,000	29,519
Fast Retailing Co. Ltd.	1,100	353,998
Ferrotec Holdings Corp.(1)	1,200	20,264
64

Avantis Responsible International Equity ETF
	Shares	Value
FIDEA Holdings Co. Ltd.	100	$1,044
First Bank of Toyama Ltd.	2,700	22,667
Fixstars Corp.	100	1,104
FP Corp.	1,100	20,592
Fuji Co. Ltd.	1,600	21,473
Fuji Corp. /Aichi	1,400	23,638
Fuji Electric Co. Ltd.	3,000	181,082
Fuji Oil Co. Ltd.	400	1,121
Fuji Seal International, Inc.	500	7,725
Fuji Soft, Inc.	400	24,448
Fujibo Holdings, Inc.	100	3,099
FUJIFILM Holdings Corp.	3,600	97,090
Fujikura Ltd.	7,400	215,905
Fujitsu Ltd.	14,000	258,788
Fukui Computer Holdings, Inc.	200	3,578
Fukuoka Financial Group, Inc.	3,100	82,130
Fukuyama Transporting Co. Ltd.	200	5,107
FULLCAST Holdings Co. Ltd.	300	3,120
Funai Soken Holdings, Inc.	200	3,237
Furukawa Battery Co. Ltd.	100	951
Furukawa Electric Co. Ltd.	2,800	69,822
Furuno Electric Co. Ltd.	100	1,230
Futaba Industrial Co. Ltd.	3,100	15,579
Future Corp.	400	4,865
Fuyo General Lease Co. Ltd.	400	31,329
G-7 Holdings, Inc.	300	3,291
Gakken Holdings Co. Ltd.	600	4,186
Gakujo Co. Ltd.	100	1,245
Genki Global Dining Concepts Corp.	800	23,036
Genky DrugStores Co. Ltd.	1,000	25,963
Geo Holdings Corp.	800	8,894
Gift Holdings, Inc.	200	3,636
Glory Ltd.	2,800	50,475
GMO internet group, Inc.	200	3,461
GMO Payment Gateway, Inc.	100	6,248
Goldwin, Inc.	400	24,804
GS Yuasa Corp.	1,300	24,692
G-Tekt Corp.	1,000	11,566
GungHo Online Entertainment, Inc.	300	6,246
Gunma Bank Ltd.	8,900	59,622
Gunze Ltd.	200	7,646
H.U. Group Holdings, Inc.	3,000	55,206
H2O Retailing Corp.	4,400	64,973
Hachijuni Bank Ltd.	5,100	32,326
Hakuhodo DY Holdings, Inc.	1,200	10,175
Hamakyorex Co. Ltd.	300	10,100
Hamamatsu Photonics KK	1,000	26,684
Hankyu Hanshin Holdings, Inc.	3,100	95,259
Hanwa Co. Ltd.	700	24,548
Happinet Corp.	300	7,892
Hard Off Corp. Co. Ltd.	100	1,373
Haseko Corp.	5,000	62,248
Heiwa Real Estate Co. Ltd.	500	14,012
Heiwado Co. Ltd.	700	11,633
65

Avantis Responsible International Equity ETF
	Shares	Value
Hirose Electric Co. Ltd.	600	$79,183
Hitachi Construction Machinery Co. Ltd.	3,000	73,905
Hitachi Ltd.	16,800	414,456
Hitachi Zosen Corp.	4,400	29,315
Hogy Medical Co. Ltd.	100	3,035
Hokko Chemical Industry Co. Ltd.	100	991
Hokuetsu Industries Co. Ltd.	1,200	16,323
Honda Motor Co. Ltd., ADR(1)	13,245	436,423
Honeys Holdings Co. Ltd.(1)	100	1,095
Hoosiers Holdings Co. Ltd.	200	1,458
Horiba Ltd.	1,000	66,981
Hosiden Corp.	1,000	14,439
Hotland Co. Ltd.	100	1,488
Hoya Corp.	1,400	198,697
HS Holdings Co. Ltd.	3,000	20,087
Hulic Co. Ltd.	6,600	68,380
Hyakugo Bank Ltd.	5,000	20,254
Hyakujushi Bank Ltd.	300	5,584
Ibiden Co. Ltd.	2,800	97,611
Ichigo, Inc.	5,000	13,127
Idec Corp.	500	9,230
IDOM, Inc.	3,000	23,731
Iida Group Holdings Co. Ltd.	3,000	46,376
I'll, Inc.	100	2,016
Imagica Group, Inc.	400	1,370
i-mobile Co. Ltd.	300	981
Inaba Denki Sangyo Co. Ltd.	1,200	31,594
Inabata & Co. Ltd.	300	6,969
Ines Corp.	200	2,138
INFRONEER Holdings, Inc.	4,900	41,149
Insource Co. Ltd.	400	2,951
Intage Holdings, Inc.	200	2,203
Internet Initiative Japan, Inc.	3,700	75,428
Inui Global Logistics Co. Ltd.	200	1,581
Iriso Electronics Co. Ltd.	300	5,477
I'rom Group Co. Ltd.	100	1,901
Isetan Mitsukoshi Holdings Ltd.	5,800	88,262
Isuzu Motors Ltd.	10,000	151,825
ITmedia, Inc.	100	1,198
Itoki Corp.	600	5,942
IwaiCosmo Holdings, Inc.	100	1,457
Iwaki Co. Ltd.	100	2,073
Iyogin Holdings, Inc.	5,600	52,246
Izumi Co. Ltd.	900	20,135
J Front Retailing Co. Ltd.	5,400	53,453
JAC Recruitment Co. Ltd.	800	4,172
Jaccs Co. Ltd.	700	19,164
Japan Aviation Electronics Industry Ltd.	3,000	53,814
Japan Exchange Group, Inc.	5,500	127,628
Japan Lifeline Co. Ltd.	3,800	29,323
Japan Material Co. Ltd.	200	2,458
Japan Post Bank Co. Ltd.	6,200	58,271
Japan Post Holdings Co. Ltd.	8,300	81,101
Japan Post Insurance Co. Ltd.	3,700	70,102
66

Avantis Responsible International Equity ETF
	Shares	Value
Japan Wool Textile Co. Ltd.	600	$5,554
JBCC Holdings, Inc.	100	3,159
Jeol Ltd.	800	36,371
JINUSHI Co. Ltd.	100	1,408
J-Lease Co. Ltd.	200	1,892
JM Holdings Co. Ltd.	100	2,062
Joshin Denki Co. Ltd.	100	1,920
Joyful Honda Co. Ltd.	300	4,413
JSB Co. Ltd.	200	4,248
JTEKT Corp.	5,500	42,728
Juroku Financial Group, Inc.	700	20,579
Justsystems Corp.	700	16,667
JVCKenwood Corp.	9,100	82,610
Kaga Electronics Co. Ltd.	500	18,735
Kakaku.com, Inc.	2,300	39,547
Kamigumi Co. Ltd.	900	20,351
Kanamoto Co. Ltd.	1,000	19,926
Kanematsu Corp.	3,000	51,954
Kao Corp.	3,000	134,435
Katitas Co. Ltd.	2,300	29,749
Kato Sangyo Co. Ltd.	600	17,421
KDDI Corp.	10,900	367,735
Keihanshin Building Co. Ltd.	300	3,368
Keiyo Bank Ltd.	4,000	21,605
Keyence Corp.	200	96,084
KH Neochem Co. Ltd.	3,000	42,720
Kibun Foods, Inc.	100	815
Kirin Holdings Co. Ltd.	6,300	95,107
Kiyo Bank Ltd.	900	11,587
Koa Corp.	200	1,728
Kohnan Shoji Co. Ltd.	700	18,699
Koito Manufacturing Co. Ltd.	1,500	22,185
Kojima Co. Ltd.	200	1,376
Kokuyo Co. Ltd.	3,000	50,778
Komatsu Ltd.	5,800	162,298
KOMEDA Holdings Co. Ltd.	200	3,616
Komeri Co. Ltd.	400	10,226
Konica Minolta, Inc.	12,600	37,851
Konoike Transport Co. Ltd.	600	10,133
KPP Group Holdings Co. Ltd.	3,000	14,419
K's Holdings Corp.	3,400	36,632
Kubota Corp.	3,300	46,431
Kureha Corp.	1,100	21,017
Kurita Water Industries Ltd.	2,300	92,574
Kusuri No. Aoki Holdings Co. Ltd.	1,200	27,520
KYB Corp.	700	22,655
Kyocera Corp.	4,800	59,460
Kyowa Kirin Co. Ltd.	500	11,416
Kyushu Financial Group, Inc.	9,400	48,973
Kyushu Railway Co.	2,000	53,480
Lasertec Corp.	400	78,007
Leopalace21 Corp.	5,600	22,881
Life Corp.	900	21,711
Lifedrink Co., Inc.	400	20,165
67

Avantis Responsible International Equity ETF
	Shares	Value
Link & Motivation, Inc.	100	$422
Lintec Corp.	300	6,972
Lion Corp.	3,300	33,543
Lixil Corp.	3,500	41,602
LY Corp.	3,200	8,770
M3, Inc.	1,000	9,724
Mabuchi Motor Co. Ltd.	200	3,005
Macbee Planet, Inc.	400	8,423
Macnica Holdings, Inc.	1,200	49,008
Makita Corp.	4,700	157,509
Management Solutions Co. Ltd.	100	937
Mani, Inc.	1,000	13,529
MarkLines Co. Ltd.	100	2,084
Marubeni Corp.	800	13,800
Marui Group Co. Ltd.	4,000	67,804
Maruwa Co. Ltd.	200	53,616
Maruzen Showa Unyu Co. Ltd.	500	17,258
Matsuda Sangyo Co. Ltd.	100	2,207
MatsukiyoCocokara & Co.	600	9,711
Maxell Ltd.	3,000	37,536
McDonald's Holdings Co. Japan Ltd.	700	30,747
MCJ Co. Ltd.	3,200	33,544
Mebuki Financial Group, Inc.	15,600	61,428
Medical Data Vision Co. Ltd.	300	1,100
Medipal Holdings Corp.	3,200	56,098
Meidensha Corp.	1,100	26,137
MEIJI Holdings Co. Ltd.	3,100	76,983
MEITEC Group Holdings, Inc.	1,700	40,218
Meiwa Corp.	300	1,402
Menicon Co. Ltd.	500	4,720
Micronics Japan Co. Ltd.	3,000	100,397
Minebea Mitsumi, Inc.	4,500	95,252
Mirarth Holdings, Inc.	6,300	22,510
Miroku Jyoho Service Co. Ltd.	200	2,589
Mitsuba Corp.	2,700	19,524
Mitsubishi Electric Corp.	9,200	154,984
Mitsubishi Estate Co. Ltd.	10,800	185,813
Mitsubishi Gas Chemical Co., Inc.	3,000	56,051
Mitsubishi Heavy Industries Ltd.	36,800	496,150
Mitsubishi Logistics Corp.	1,100	38,789
Mitsubishi Motors Corp.	7,200	20,830
Mitsubishi Pencil Co. Ltd.	200	3,272
Mitsubishi Research Institute, Inc.	100	2,920
Mitsubishi Shokuhin Co. Ltd.	600	21,770
Mitsubishi UFJ Financial Group, Inc., ADR	51,427	541,526
Mitsui Chemicals, Inc.	4,100	109,890
Mitsui Fudosan Co. Ltd.	11,100	120,235
Mitsui Matsushima Holdings Co. Ltd.	300	9,738
Mitsui-Soko Holdings Co. Ltd.	1,200	46,360
MIXI, Inc.	1,200	22,732
Miyazaki Bank Ltd.	700	13,961
Mizuho Financial Group, Inc., ADR(1)	72,258	300,593
Mizuno Corp.	300	20,260
Monex Group, Inc.	3,400	15,616
68

Avantis Responsible International Equity ETF
	Shares	Value
MonotaRO Co. Ltd.	300	$4,745
Morinaga & Co. Ltd.	1,600	30,213
Morinaga Milk Industry Co. Ltd.	2,800	64,626
MS&AD Insurance Group Holdings, Inc.	12,900	297,352
m-up Holdings, Inc.	200	1,757
Murata Manufacturing Co. Ltd.	8,900	186,549
Musashi Seimitsu Industry Co. Ltd.	1,300	18,585
Nagase & Co. Ltd.	3,000	65,937
Namura Shipbuilding Co. Ltd.	2,700	31,205
Nankai Electric Railway Co. Ltd.	1,200	19,434
Nanto Bank Ltd.	900	20,072
NEC Corp.	4,600	407,678
NEC Networks & System Integration Corp.	900	16,321
NET One Systems Co. Ltd.	800	18,674
Net Protections Holdings, Inc.(2)	300	634
Nexon Co. Ltd.	500	9,881
Nextage Co. Ltd.(1)	1,200	17,061
NGK Insulators Ltd.	3,500	46,926
NHK Spring Co. Ltd.	4,800	55,316
Nichias Corp.	700	27,316
Nichicon Corp.	2,800	18,926
NIDEC Corp.	400	16,310
Nifco, Inc.	3,000	77,260
Nihon Chouzai Co. Ltd.	200	1,739
Nihon Dempa Kogyo Co. Ltd.	400	3,171
Nihon House Holdings Co. Ltd.	200	480
Nihon M&A Center Holdings, Inc.	3,000	13,965
Nikkon Holdings Co. Ltd.	800	20,450
Nikon Corp.(1)	3,000	32,135
Nintendo Co. Ltd.	5,300	288,236
Nippon Carbon Co. Ltd.	100	3,028
Nippon Chemi-Con Corp.(2)	300	2,495
NIPPON EXPRESS HOLDINGS, Inc.(1)	1,600	81,728
Nippon Seiki Co. Ltd.	300	2,583
Nippon Shinyaku Co. Ltd.	900	21,755
Nippon Shokubai Co. Ltd.	3,000	34,675
Nippon Signal Co. Ltd.	300	2,036
Nippon Soda Co. Ltd.	300	10,460
Nippon Telegraph & Telephone Corp.	194,600	207,988
Nippon Television Holdings, Inc.	700	11,471
Nipro Corp.	6,300	56,123
Nishimatsuya Chain Co. Ltd.	3,000	51,914
Nishio Holdings Co. Ltd.	600	17,391
Nissan Chemical Corp.	500	17,187
Nissha Co. Ltd.	3,000	43,273
Nissin Corp.	600	17,524
Nissin Foods Holdings Co. Ltd.	300	7,840
Niterra Co. Ltd.	4,000	119,146
Nitori Holdings Co. Ltd.	200	29,306
Nitto Boseki Co. Ltd.	200	7,996
Nitto Denko Corp.	1,000	83,858
Nohmi Bosai Ltd.	200	3,192
Nojima Corp.	3,700	42,889
NOK Corp.	1,800	29,635
69

Avantis Responsible International Equity ETF
	Shares	Value
Nomura Co. Ltd.	1,500	$8,778
Noritsu Koki Co. Ltd.	100	2,956
Noritz Corp.	1,800	24,128
North Pacific Bank Ltd.	5,300	15,758
NS Solutions Corp.	1,000	25,474
NSD Co. Ltd.	400	8,755
NSK Ltd.	9,600	49,683
NTT Data Group Corp.	3,600	54,901
Oat Agrio Co. Ltd.	100	1,393
Obic Co. Ltd.	100	17,307
Ogaki Kyoritsu Bank Ltd.	400	5,502
Oisix ra daichi, Inc.(2)	100	888
Oji Holdings Corp.	18,900	75,637
Okamoto Machine Tool Works Ltd.	100	2,641
Okamura Corp.	1,200	16,302
Oki Electric Industry Co. Ltd.	3,000	21,093
Olympus Corp.	3,100	56,692
Omron Corp.	400	16,589
Ono Pharmaceutical Co. Ltd.	6,000	88,700
Open House Group Co. Ltd.	100	3,953
Open Up Group, Inc.	100	1,351
Oracle Corp.	500	45,280
Oriental Land Co. Ltd.	500	13,674
OSG Corp.	1,700	23,704
Otsuka Corp.	3,200	76,129
Otsuka Holdings Co. Ltd.	2,800	165,073
Oyo Corp.	100	1,805
Pacific Industrial Co. Ltd.	3,000	29,616
Pack Corp.	100	2,609
PAL GROUP Holdings Co. Ltd.	1,200	19,349
PALTAC Corp.	200	6,147
Pan Pacific International Holdings Corp.	3,700	94,715
Park24 Co. Ltd.(2)	3,000	35,964
Pasona Group, Inc.(1)	200	3,139
PeptiDream, Inc.(2)	1,600	28,264
Persol Holdings Co. Ltd.	28,400	55,631
Pigeon Corp.	1,100	11,895
PILLAR Corp.	300	8,990
Pilot Corp.	300	8,872
Piolax, Inc.	200	3,242
Pola Orbis Holdings, Inc.	200	2,020
Premium Group Co. Ltd.	300	4,308
Press Kogyo Co. Ltd.	3,000	12,530
Prestige International, Inc.	3,000	16,076
Qol Holdings Co. Ltd.	1,000	10,021
Quick Co. Ltd.	100	1,502
Raccoon Holdings, Inc.	100	396
Rakus Co. Ltd.	300	4,975
Rakuten Group, Inc.(2)	5,200	36,959
Rasa Industries Ltd.	100	1,914
Recruit Holdings Co. Ltd.	6,400	399,116
Relo Group, Inc.	800	10,536
Renesas Electronics Corp.	6,500	113,162
Rengo Co. Ltd.	5,000	34,504
70

Avantis Responsible International Equity ETF
	Shares	Value
Resona Holdings, Inc.	25,600	$182,055
Resorttrust, Inc.	2,800	53,534
Ricoh Co. Ltd.	7,400	77,828
Ricoh Leasing Co. Ltd.	800	28,134
Rion Co. Ltd.	100	1,500
Riso Kyoiku Co. Ltd.	3,000	5,072
Rohm Co. Ltd.	3,600	45,471
Roland DG Corp.(2)	100	3,665
RYODEN Corp.	100	1,781
Ryohin Keikaku Co. Ltd.	7,400	139,348
Ryoyo Ryosan Holdings, Inc.	660	12,575
Sakai Moving Service Co. Ltd.	200	3,561
San-A Co. Ltd.	1,400	24,283
Sangetsu Corp.	1,200	23,921
San-In Godo Bank Ltd.	3,600	32,516
Sankyu, Inc.	800	26,259
Santen Pharmaceutical Co. Ltd.	8,400	108,360
Sanwa Holdings Corp.	4,100	94,045
Sanyo Denki Co. Ltd.	400	24,954
Sapporo Holdings Ltd.	1,000	49,774
Sato Holdings Corp.	1,500	21,218
SBI Sumishin Net Bank Ltd.	1,900	40,652
SBS Holdings, Inc.	500	8,834
SCREEN Holdings Co. Ltd.	1,000	75,827
Scroll Corp.	3,000	20,448
SCSK Corp.	600	12,066
Secom Co. Ltd.	700	51,077
Seibu Holdings, Inc.(1)	7,000	150,564
Seikitokyu Kogyo Co. Ltd.	800	9,141
Seiko Epson Corp.	4,400	82,269
Seiko Group Corp.	400	11,003
Seino Holdings Co. Ltd.	3,500	55,660
Seiren Co. Ltd.	200	3,231
Sekisui House Ltd.	3,000	77,541
Sekisui Jushi Corp.	100	1,646
Senko Group Holdings Co. Ltd.	3,500	28,629
Senshu Electric Co. Ltd.	200	7,199
Senshu Ikeda Holdings, Inc.	8,000	19,925
Seria Co. Ltd.	500	11,596
SG Holdings Co. Ltd.	4,800	51,956
Sharp Corp.(2)	500	3,440
Shibaura Electronics Co. Ltd.	200	4,525
Shibaura Mechatronics Corp.	300	17,944
SHIFT, Inc.(2)	100	9,387
Shimadzu Corp.	700	23,387
Shimamura Co. Ltd.	800	42,716
Shimano, Inc.	500	94,466
Shin Nippon Biomedical Laboratories Ltd.	100	832
Shindengen Electric Manufacturing Co. Ltd.	100	1,743
Shin-Etsu Chemical Co. Ltd.	6,200	274,463
Shinsho Corp.	100	5,351
Shionogi & Co. Ltd.	3,700	172,354
Ship Healthcare Holdings, Inc.	3,000	45,144
Shiseido Co. Ltd.	600	13,371
71

Avantis Responsible International Equity ETF
	Shares	Value
Shizuoka Financial Group, Inc.	5,100	$45,527
Shoei Co. Ltd.	1,800	28,903
Shofu, Inc.	100	3,550
SIGMAXYZ Holdings, Inc.	500	5,080
Siix Corp.	1,100	8,586
Sinfonia Technology Co. Ltd.	700	21,202
SKY Perfect JSAT Holdings, Inc.	3,400	20,142
Skylark Holdings Co. Ltd.	3,000	45,971
SMS Co. Ltd.	500	7,525
Socionext, Inc.	1,000	22,432
SoftBank Corp.	9,000	125,925
SoftBank Group Corp.	200	11,612
Softcreate Holdings Corp.	200	2,327
Sohgo Security Services Co. Ltd.	5,100	36,267
Solasto Corp.	400	1,599
Sompo Holdings, Inc.	11,100	262,095
Sony Group Corp., ADR	8,150	795,114
S-Pool, Inc.	3,000	7,323
Square Enix Holdings Co. Ltd.	1,000	36,964
Stanley Electric Co. Ltd.	1,500	28,875
Star Micronics Co. Ltd.	3,000	40,453
Starts Corp., Inc.	1,000	23,100
Studio Alice Co. Ltd.	100	1,381
Sugi Holdings Co. Ltd.	1,200	20,753
Sumida Corp.	1,200	7,821
Sumiseki Holdings, Inc.	1,700	11,335
Sumitomo Bakelite Co. Ltd.	400	10,691
Sumitomo Electric Industries Ltd.	14,000	233,376
Sumitomo Forestry Co. Ltd.	3,000	125,410
Sumitomo Mitsui Financial Group, Inc., ADR(1)	38,120	504,328
Sumitomo Mitsui Trust Holdings, Inc.	7,400	184,407
Sumitomo Realty & Development Co. Ltd.	4,500	154,144
Sumitomo Riko Co. Ltd.	3,300	35,442
Sumitomo Rubber Industries Ltd.	5,200	53,267
Sumitomo Warehouse Co. Ltd.	700	12,630
Sun Frontier Fudousan Co. Ltd.	3,000	37,888
Sundrug Co. Ltd.	1,000	29,112
Suntory Beverage & Food Ltd.	3,000	110,320
Suzuken Co. Ltd.	1,800	63,791
Suzuki Motor Corp.	12,000	141,091
SWCC Corp.	3,000	111,584
Sysmex Corp.	3,600	69,813
Systena Corp.	3,100	8,324
Syuppin Co. Ltd.	100	980
T&D Holdings, Inc.	5,200	88,104
Tachibana Eletech Co. Ltd.	700	13,114
Tachi-S Co. Ltd.	1,300	17,596
Taikisha Ltd.	900	30,478
Taiyo Yuden Co. Ltd.	700	17,487
Takaoka Toko Co. Ltd.	100	1,283
Takara & Co. Ltd.	200	3,964
Takara Holdings, Inc.	300	2,351
Takashimaya Co. Ltd.	7,600	58,497
Takeda Pharmaceutical Co. Ltd., ADR(1)	8,257	122,947
72

Avantis Responsible International Equity ETF
	Shares	Value
Tamron Co. Ltd.	2,200	$70,902
Tanseisha Co. Ltd.	100	641
TDK Corp.	5,400	368,073
TechMatrix Corp.	400	6,699
TechnoPro Holdings, Inc.	3,000	60,637
Teijin Ltd.	4,100	38,410
Tera Probe, Inc.	400	11,677
Terumo Corp.	1,000	18,594
TIS, Inc.	3,100	77,689
TKC Corp.	200	5,394
TOA ROAD Corp.	2,000	18,802
Tocalo Co. Ltd.	1,900	24,117
Tochigi Bank Ltd.	1,200	2,350
Toei Co. Ltd.	500	14,676
Toho Bank Ltd.	8,400	15,858
Toho Co. Ltd.	300	11,532
Toho Co. Ltd.	300	6,104
Toho Holdings Co. Ltd.	1,400	46,200
Tokai Corp.	100	1,568
Tokai Rika Co. Ltd.	1,600	21,880
Tokio Marine Holdings, Inc.	13,900	528,957
Tokyo Century Corp.	4,800	52,390
Tokyo Electron Device Ltd.	300	8,110
Tokyo Electron Ltd.	3,200	575,937
Tokyo Individualized Educational Institute, Inc.	200	563
Tokyo Kiraboshi Financial Group, Inc.	900	28,414
Tokyo Tatemono Co. Ltd.	4,600	76,850
Tokyo Tekko Co. Ltd.	700	26,035
Tokyu Corp.	4,000	48,930
Tokyu Fudosan Holdings Corp.	18,700	135,151
Tomy Co. Ltd.	3,300	78,695
Topcon Corp.	400	4,235
Topre Corp.	1,400	18,564
Topy Industries Ltd.	200	2,848
Toray Industries, Inc.	20,600	106,478
Torex Semiconductor Ltd.	100	1,136
Tosei Corp.	200	3,215
Toshiba TEC Corp.	100	2,403
Totech Corp.	1,200	20,533
TOTO Ltd.	100	3,471
Towa Corp.	900	46,582
Toyo Corp.	100	1,082
Toyo Securities Co. Ltd.	600	1,793
Toyo Seikan Group Holdings Ltd.	3,900	62,142
Toyo Tanso Co. Ltd.	100	3,956
Toyo Tire Corp.	3,700	54,740
Toyobo Co. Ltd.	3,000	20,575
Toyoda Gosei Co. Ltd.	3,000	54,214
Toyota Boshoku Corp.	1,500	20,033
Toyota Motor Corp., ADR	4,114	780,837
Toyota Tsusho Corp.	1,800	34,784
TPR Co. Ltd.	300	4,825
Trancom Co. Ltd.	300	14,500
Transcosmos, Inc.	600	14,650
73

Avantis Responsible International Equity ETF
	Shares	Value
Trend Micro, Inc.	2,000	$120,246
Trusco Nakayama Corp.	1,700	27,767
TS Tech Co. Ltd.	3,000	38,361
TSI Holdings Co. Ltd.	3,000	19,052
Tsubakimoto Chain Co.	800	33,480
Tsugami Corp.	2,500	26,450
Tsukuba Bank Ltd.	3,000	5,498
Tsuruha Holdings, Inc.	300	18,156
TV Asahi Holdings Corp.	400	5,482
Tv Tokyo Holdings Corp.	100	2,647
Uchida Yoko Co. Ltd.	400	20,545
Ulvac, Inc.	700	39,646
Unicharm Corp.	1,800	62,452
Unipres Corp.	3,000	25,068
United Arrows Ltd.	900	13,479
Ushio, Inc.	300	4,283
USS Co. Ltd.	9,000	82,640
UT Group Co. Ltd.	700	13,629
V Technology Co. Ltd.	100	2,003
Valor Holdings Co. Ltd.	1,400	21,699
Valqua Ltd.	300	7,134
ValueCommerce Co. Ltd.	100	785
Vector, Inc.	500	3,244
Vital KSK Holdings, Inc.	2,400	20,610
Wacoal Holdings Corp.	100	2,964
Wakachiku Construction Co. Ltd.	400	10,172
Wakita & Co. Ltd.	1,100	12,275
Welcia Holdings Co. Ltd.	1,500	20,671
West Japan Railway Co.	6,000	114,419
Will Group, Inc.	100	652
World Co. Ltd.	1,000	13,817
Xebio Holdings Co. Ltd.	100	879
YAKUODO Holdings Co. Ltd.	100	1,782
YAMABIKO Corp.	1,200	19,203
Yamada Holdings Co. Ltd.	15,300	47,472
Yamae Group Holdings Co. Ltd.	600	8,203
Yamaguchi Financial Group, Inc.	4,500	52,356
Yamaha Corp.	100	2,414
Yamaha Motor Co. Ltd.(1)	12,900	113,041
Yamaichi Electronics Co. Ltd.	300	5,751
Yamanashi Chuo Bank Ltd.	1,200	14,331
Yamato Holdings Co. Ltd.	3,400	39,488
Yaoko Co. Ltd.	400	26,223
Yaskawa Electric Corp.	200	6,664
Yellow Hat Ltd.	400	7,002
Yokogawa Electric Corp.	1,000	28,206
Yokohama Rubber Co. Ltd.	3,100	70,949
Yokorei Co. Ltd.	600	4,218
Yuasa Trading Co. Ltd.	400	14,186
Zenkoku Hosho Co. Ltd.	700	28,277
Zenrin Co. Ltd.	600	3,613
Zeon Corp.	600	4,974
ZIGExN Co. Ltd.	600	2,339
74

Avantis Responsible International Equity ETF
	Shares	Value
ZOZO, Inc.	900	$28,656
		31,186,297
Netherlands — 4.1%
Aalberts NV	2,213	86,512
ABN AMRO Bank NV, CVA	7,726	132,788
Adyen NV(2)	158	233,177
Aegon Ltd.	26,335	160,907
AerCap Holdings NV	3,357	327,039
Akzo Nobel NV	2,098	134,217
Allfunds Group PLC	2,410	14,519
Arcadis NV	572	42,025
ASM International NV	224	152,517
ASML Holding NV, NY Shares	1,528	1,381,113
ASR Nederland NV	4,388	215,047
B&S Group SARL	501	2,634
BE Semiconductor Industries NV	1,429	188,449
Brunel International NV(1)	75	794
Coca-Cola Europacific Partners PLC	829	66,726
Constellium SE(2)	3,584	60,104
Corbion NV	1,428	36,168
DSM-Firmenich AG	1,697	231,676
Flow Traders Ltd.	664	12,835
Heineken Holding NV	122	9,201
Heineken NV	718	64,781
IMCD NV	254	41,594
ING Groep NV, ADR	35,517	646,765
InPost SA(2)	5,882	108,676
Just Eat Takeaway.com NV(2)	4,834	71,063
Koninklijke Ahold Delhaize NV	9,937	341,914
Koninklijke BAM Groep NV	7,926	33,143
Koninklijke Heijmans NV, CVA	1,136	32,437
Koninklijke KPN NV	56,930	232,513
Koninklijke Philips NV, NY Shares(2)	8,808	265,737
NN Group NV	4,529	222,131
Pharming Group NV(1)(2)	17,107	13,362
PostNL NV	114	156
Prosus NV(2)	5,318	197,125
Randstad NV	1,664	80,271
Signify NV	170	4,195
TKH Group NV, CVA	635	26,046
Universal Music Group NV	4,160	108,840
Van Lanschot Kempen NV	94	4,332
Wolters Kluwer NV	774	132,359
		6,115,888
New Zealand — 0.2%
Arvida Group Ltd.	3,990	4,145
Auckland International Airport Ltd.	11,142	52,910
Chorus Ltd.(1)	9,223	49,243
EBOS Group Ltd.	1,041	22,806
Fisher & Paykel Healthcare Corp. Ltd.	2,115	47,209
Fletcher Building Ltd.(1)	21,462	41,292
KMD Brands Ltd.	7,291	2,598
Mercury NZ Ltd.	10,462	40,980
Meridian Energy Ltd.	7,193	28,540
75

Avantis Responsible International Equity ETF
	Shares	Value
Spark New Zealand Ltd.	21,645	$48,458
		338,181
Norway — 0.8%
2020 Bulkers Ltd.	579	7,447
ABG Sundal Collier Holding ASA	1,917	1,179
Atea ASA(2)	751	10,230
B2 Impact ASA	2,442	1,937
Bakkafrost P	437	23,659
Borregaard ASA	1,296	24,060
DNB Bank ASA	6,816	143,983
Elopak ASA	1,557	6,270
Europris ASA	2,707	17,001
Gjensidige Forsikring ASA	829	14,681
Grieg Seafood ASA	2,444	11,628
Kid ASA	374	5,390
Kitron ASA	5,758	18,889
Kongsberg Automotive ASA(2)	16,946	2,231
Kongsberg Gruppen ASA	520	54,953
Leroy Seafood Group ASA	1,370	6,487
Mowi ASA	4,208	73,207
Norsk Hydro ASA	6,309	35,205
OKEA ASA	1,052	2,182
Orkla ASA	2,862	25,443
Petronor E&P ASA(2)	112	96
Protector Forsikring ASA	2,371	50,611
Rana Gruber ASA	577	3,754
Salmar ASA	638	33,126
Scatec ASA(2)	4,874	37,095
Schibsted ASA, B Shares	2,356	67,674
Schibsted ASA, Class A	1,915	58,661
Sea1 offshore, Inc.	922	2,537
Solstad Offshore ASA(2)	1,789	6,348
SpareBank 1 Nord Norge	5,024	51,402
Sparebank 1 Oestlandet	345	4,709
SpareBank 1 SMN	2,781	41,179
SpareBank 1 SR-Bank ASA	4,722	60,512
Storebrand ASA	10,531	113,419
Telenor ASA	5,210	64,541
TGS ASA	2,637	30,223
TOMRA Systems ASA	556	8,596
Veidekke ASA	2,116	24,641
		1,145,186
Portugal — 0.2%
Altri SGPS SA	1,926	10,475
Banco Comercial Portugues SA, R Shares	262,164	120,847
Corticeira Amorim SGPS SA	1,775	17,636
CTT-Correios de Portugal SA	356	1,762
EDP Renovaveis SA	1,712	27,387
Jeronimo Martins SGPS SA	2,416	44,762
Navigator Co. SA	7,527	30,736
NOS SGPS SA	3,614	14,392
Sonae SGPS SA	24,621	25,814
		293,811
76

Avantis Responsible International Equity ETF
	Shares	Value
Singapore — 1.4%
AEM Holdings Ltd.(1)	201	$197
Aztech Global Ltd.	6,700	4,957
Capitaland India Trust	14,892	12,906
CapitaLand Investment Ltd.(1)	42,300	87,871
City Developments Ltd.	4,000	16,018
ComfortDelGro Corp. Ltd.	102,100	111,303
DBS Group Holdings Ltd.	14,410	402,389
Dyna-Mac Holdings Ltd.	37,700	15,234
Food Empire Holdings Ltd.	24,100	17,814
Frencken Group Ltd.(1)	14,400	14,230
Grab Holdings Ltd., Class A(2)	5,972	19,230
Hong Fok Corp. Ltd.	17,100	10,230
Hutchison Port Holdings Trust, U Shares	190,500	24,581
iFAST Corp. Ltd.	2,700	14,644
Netlink NBN Trust	25,300	16,977
Oversea-Chinese Banking Corp. Ltd.	28,700	319,904
Samudera Shipping Line Ltd.(1)	5,200	3,168
SATS Ltd.	24,680	69,156
Sea Ltd., ADR(2)	1,297	101,568
Sheng Siong Group Ltd.	12,300	14,238
SIA Engineering Co. Ltd.	1,100	1,973
Singapore Exchange Ltd.	7,400	61,390
Singapore Post Ltd.	66,300	21,863
Singapore Technologies Engineering Ltd.	20,200	68,877
Singapore Telecommunications Ltd.	37,800	90,653
Stamford Land Corp. Ltd.	4,300	1,220
StarHub Ltd.	4,800	4,524
UMS Holdings Ltd.(1)	9,000	7,049
United Overseas Bank Ltd.	16,900	406,259
UOL Group Ltd.	9,900	40,817
Venture Corp. Ltd.	3,000	32,243
Yanlord Land Group Ltd.(2)	15,900	5,063
Yoma Strategic Holdings Ltd.(2)	32,800	2,570
		2,021,116
Spain — 2.3%
Acciona SA	441	59,461
Aena SME SA	1,017	204,667
Amadeus IT Group SA	1,976	133,333
Atresmedia Corp. de Medios de Comunicacion SA	2,023	10,242
Banco Bilbao Vizcaya Argentaria SA, ADR	49,324	525,301
Banco de Sabadell SA	81,551	175,001
Banco Santander SA, ADR	85,148	424,037
Bankinter SA	9,894	87,374
CaixaBank SA	17,796	107,188
Cellnex Telecom SA	1,625	62,749
CIE Automotive SA	213	6,394
Construcciones y Auxiliar de Ferrocarriles SA	570	21,798
Corp. ACCIONA Energias Renovables SA	426	9,859
eDreams ODIGEO SA(2)	213	1,580
Ence Energia y Celulosa SA(1)	2,505	8,614
Endesa SA	2,509	52,975
Ercros SA	1,186	4,941
Fluidra SA	246	6,092
77

Avantis Responsible International Equity ETF
	Shares	Value
Gestamp Automocion SA	6,193	$18,094
Global Dominion Access SA	1,250	4,089
Grifols SA(2)	606	6,678
Grupo Catalana Occidente SA	418	18,460
Iberdrola SA	30,611	434,329
Industria de Diseno Textil SA	8,751	474,090
Laboratorios Farmaceuticos Rovi SA	218	19,212
Mapfre SA	11,934	30,040
Melia Hotels International SA	4,221	30,439
Neinor Homes SA(2)	963	14,154
Pharma Mar SA(2)	261	11,757
Prosegur Cash SA	3,823	2,292
Redeia Corp. SA	10,003	189,992
Sacyr SA	19,968	71,707
Telefonica SA, ADR(1)	39,408	178,124
Viscofan SA	652	44,027
		3,449,090
Sweden — 3.2%
AcadeMedia AB	202	1,296
AddLife AB, B Shares	278	4,427
AddTech AB, B Shares	1,435	45,360
Alfa Laval AB	1,095	49,129
Ambea AB	596	5,297
Arise AB	1,053	4,739
Arjo AB, B Shares	4,676	19,097
Assa Abloy AB, Class B	2,868	92,660
Atlas Copco AB, A Shares	10,567	192,247
Atlas Copco AB, B Shares	6,146	98,009
Atrium Ljungberg AB, B Shares	489	11,187
Avanza Bank Holding AB	2,895	68,455
Axfood AB	1,423	37,913
Beijer Alma AB	42	847
Beijer Ref AB	967	16,684
Bilia AB, A Shares	1,817	23,614
Billerud Aktiebolag	4,885	51,322
BioGaia AB, B Shares	1,038	12,197
Boliden AB	3,737	114,160
Bonava AB, B Shares(2)	2,172	1,777
Boozt AB(2)	2,396	25,656
Bravida Holding AB	965	7,995
Bufab AB	787	33,401
Byggmax Group AB	895	3,587
Camurus AB(2)	290	20,192
Castellum AB(2)	4,030	55,109
Catena AB	567	31,416
Cibus Nordic Real Estate AB publ	555	8,966
Cint Group AB(2)	49	53
Clas Ohlson AB, B Shares	2,298	39,120
Cloetta AB, B Shares	4,031	9,074
Coor Service Management Holding AB	955	4,033
Corem Property Group AB, B Shares	5,327	5,130
Dios Fastigheter AB	1,456	12,364
Dynavox Group AB(2)	534	2,852
Electrolux AB, B Shares(2)	2,937	28,270
78

Avantis Responsible International Equity ETF
	Shares	Value
Electrolux Professional AB, B Shares	865	$5,956
Elekta AB, B Shares	3,689	25,192
Embracer Group AB(1)(2)	1,516	3,566
Epiroc AB, A Shares	3,661	70,606
Epiroc AB, B Shares	2,170	38,527
EQT AB	1,215	40,730
Essity AB, B Shares	5,165	156,852
Fabege AB	4,335	38,445
Fastighets AB Balder, B Shares(2)	8,695	68,108
Fastighetsbolaget Emilshus AB, Class B(2)	99	427
Fortnox AB	4,821	27,452
G5 Entertainment AB	183	1,721
Getinge AB, B Shares	4,089	85,102
Granges AB	4,227	52,384
H & M Hennes & Mauritz AB, B Shares	7,158	113,214
Hemnet Group AB	1,221	44,629
Hexagon AB, B Shares	4,177	42,758
Hexatronic Group AB(1)(2)	5,741	33,983
Hexpol AB	2,491	28,163
HMS Networks AB	212	8,978
Holmen AB, B Shares	474	19,391
Hufvudstaden AB, A Shares	1,089	14,549
Husqvarna AB, B Shares	4,455	30,117
Industrivarden AB, A Shares	658	23,650
Indutrade AB	2,325	73,074
Instalco AB	865	3,854
Investment AB Latour, B Shares	180	5,420
Inwido AB	1,813	31,649
JM AB	2,178	42,525
Loomis AB	1,472	50,099
Medcap AB(2)	408	20,688
MEKO AB	546	7,038
Millicom International Cellular SA, SDR(2)	2,103	53,987
MIPS AB	151	8,539
Modern Times Group MTG AB, B Shares(2)	2,611	19,652
Mycronic AB	1,472	54,116
NCC AB, B Shares	1,743	27,027
Neobo Fastigheter AB(2)	768	1,800
New Wave Group AB, B Shares	1,334	14,739
Nibe Industrier AB, B Shares	2,360	11,666
Nobia AB(2)	8,984	5,314
Note AB(2)	43	565
NP3 Fastigheter AB	794	20,771
Nyfosa AB	3,646	40,358
Pandox AB	1,358	26,050
Paradox Interactive AB	591	8,336
Peab AB, Class B	4,804	36,719
Platzer Fastigheter Holding AB, B Shares	723	7,210
RaySearch Laboratories AB	1,530	23,494
Resurs Holding AB	2,909	6,402
Rvrc Holding AB	3,493	16,185
Saab AB, Class B(1)	5,072	120,017
Samhallsbyggnadsbolaget i Norden AB	17,697	11,967
Samhallsbyggnadsbolaget i Norden AB, D Shares	1,134	1,111
79

Avantis Responsible International Equity ETF
	Shares	Value
Sandvik AB	7,146	$152,234
Scandic Hotels Group AB(2)	1,989	13,302
Sectra AB, B Shares(2)	1,680	39,162
Securitas AB, B Shares	1,580	18,472
Sinch AB(2)	15,420	44,556
Skandinaviska Enskilda Banken AB, A Shares	10,320	158,926
Skanska AB, B Shares	4,703	94,922
SKF AB, B Shares	5,779	109,504
SkiStar AB(1)	2,219	35,248
Svenska Cellulosa AB SCA, B Shares	3,357	46,654
Svenska Handelsbanken AB, A Shares	12,380	127,713
Sweco AB, B Shares	619	10,177
Swedbank AB, A Shares	7,627	163,149
Synsam AB	555	2,557
Tele2 AB, B Shares	2,731	30,981
Telefonaktiebolaget LM Ericsson, ADR(1)	30,853	229,855
Telia Co. AB	27,258	84,601
Thule Group AB	927	27,953
Troax Group AB	1,065	23,002
Truecaller AB, B Shares	987	3,431
Viaplay Group AB, B Shares(2)	308	25
Vitec Software Group AB, B Shares	501	27,099
Vitrolife AB	920	22,155
Volvo AB, A Shares	1,391	37,444
Volvo AB, B Shares	10,493	279,014
Volvo Car AB, Class B(1)(2)	12,030	34,454
Wallenstam AB, B Shares	2,454	12,876
Wihlborgs Fastigheter AB	4,940	51,833
		4,743,806
Switzerland — 8.3%
ABB Ltd.	3,977	228,705
Accelleron Industries AG	1,251	65,494
Adecco Group AG	685	23,355
Alcon, Inc.	4,023	391,991
Allreal Holding AG	220	41,711
ALSO Holding AG	190	57,053
ams-OSRAM AG(2)	26,823	33,143
Arbonia AG(2)	2,320	35,818
Ascom Holding AG	1,227	8,094
Autoneum Holding AG	154	22,395
Bachem Holding AG, Class B(1)	421	40,382
Baloise Holding AG	637	123,212
Banque Cantonale Vaudoise	422	45,201
Barry Callebaut AG	35	56,649
Belimo Holding AG	125	84,072
Bossard Holding AG, Class A	144	36,940
Bucher Industries AG	156	65,683
Bystronic AG	32	11,610
Calida Holding AG	79	2,601
Cembra Money Bank AG	575	53,142
Chocoladefabriken Lindt & Spruengli AG	1	130,645
Chocoladefabriken Lindt & Spruengli AG, Participation Certificate	5	66,074
Cie Financiere Richemont SA, Class A	3,860	609,507
Clariant AG(2)	5,912	92,992
80

Avantis Responsible International Equity ETF
	Shares	Value
COSMO Pharmaceuticals NV	140	$13,171
Daetwyler Holding AG, Bearer Shares	196	42,002
DKSH Holding AG	899	71,976
dormakaba Holding AG	107	67,027
Flughafen Zurich AG	252	58,964
Forbo Holding AG	30	31,086
Geberit AG	290	185,505
Georg Fischer AG	1,247	99,101
Givaudan SA	16	82,182
Helvetia Holding AG	518	82,145
Huber & Suhner AG	466	47,339
Idorsia Ltd.(1)(2)	261	657
Implenia AG	377	13,970
Inficon Holding AG	50	71,682
Interroll Holding AG	17	50,568
Intershop Holding AG	30	4,325
Julius Baer Group Ltd.	3,418	200,016
Kardex Holding AG	110	35,616
Kuehne & Nagel International AG	738	229,008
LEM Holding SA(1)	15	22,067
Leonteq AG(1)	218	7,048
Logitech International SA	1,693	153,778
Lonza Group AG	484	318,376
Medmix AG	776	9,578
Mobilezone Holding AG	927	14,532
Mobimo Holding AG	83	26,303
Montana Aerospace AG(2)	931	21,162
Nestle SA	5,897	632,395
Novartis AG, ADR	11,733	1,418,402
OC Oerlikon Corp. AG	454	2,572
Orior AG(1)	273	17,075
Partners Group Holding AG	376	543,971
Peach Property Group AG(2)	94	803
PolyPeptide Group AG(2)	280	11,191
PSP Swiss Property AG	557	80,831
Roche Holding AG	4,127	1,397,075
Roche Holding AG, Bearer Shares	153	55,567
Schindler Holding AG	232	62,754
Schindler Holding AG, Bearer Participation Certificate	390	108,511
Schweiter Technologies AG	6	2,900
SGS SA	1,206	134,691
Siegfried Holding AG(2)	89	117,436
SIG Group AG(2)	704	14,870
Sika AG	565	181,892
SKAN Group AG	211	20,135
Softwareone Holding AG(2)	1,446	26,804
Sonova Holding AG	191	66,781
St. Galler Kantonalbank AG	52	25,589
Stadler Rail AG(1)	1,487	49,088
Straumann Holding AG	797	118,089
Sulzer AG	465	71,962
Swatch Group AG	731	30,471
Swatch Group AG, Bearer Shares	403	84,429
Swiss Life Holding AG	496	402,088
81

Avantis Responsible International Equity ETF
	Shares	Value
Swiss Prime Site AG	1,054	$118,678
Swiss Re AG	2,579	352,355
Swisscom AG	441	278,787
Swissquote Group Holding SA	165	59,204
Temenos AG	772	53,762
TX Group AG	33	5,685
UBS Group AG	24,738	760,941
Valiant Holding AG	269	31,244
Vontobel Holding AG	472	31,035
Zehnder Group AG	447	28,453
Zurich Insurance Group AG	1,211	702,956
		12,387,125
United Kingdom — 13.6%
3i Group PLC	19,710	827,911
4imprint Group PLC	1,234	86,466
abrdn PLC	20,535	40,444
Admiral Group PLC	6,038	231,900
Advanced Medical Solutions Group PLC	120	394
AG Barr PLC	1,581	13,872
Airtel Africa PLC	7,779	11,901
AJ Bell PLC	9,713	55,712
Alliance Pharma PLC(2)	3,707	1,786
Anglo American PLC	14,603	425,980
Antofagasta PLC	4,265	104,136
Ashmore Group PLC	6,180	14,259
Ashtead Group PLC	6,945	494,512
ASOS PLC(1)(2)	473	2,247
AstraZeneca PLC, ADR	12,913	1,131,437
Auto Trader Group PLC	15,976	179,441
Aviva PLC	17,993	119,667
B&M European Value Retail SA	15,450	90,661
BAE Systems PLC	11,954	214,930
Bank of Georgia Group PLC	1,181	70,655
Barclays PLC, ADR	53,655	652,981
Barratt Developments PLC	12,926	86,490
Beazley PLC	14,749	146,040
Bellway PLC	1,768	70,702
Berkeley Group Holdings PLC	1,234	81,130
Bloomsbury Publishing PLC	2,816	26,574
Britvic PLC	6,606	110,602
BT Group PLC(1)	92,304	169,600
Bunzl PLC	1,190	55,556
Burberry Group PLC	8,805	77,356
Bytes Technology Group PLC	5,314	33,748
Central Asia Metals PLC	7,873	19,563
Centrica PLC	115,062	195,372
Chemring Group PLC	6,947	37,127
Clarkson PLC	518	25,949
Close Brothers Group PLC	3,501	25,071
CMC Markets PLC	3,530	14,581
Coats Group PLC	62,660	81,278
Coca-Cola HBC AG(2)	4,125	153,164
Compass Group PLC	9,726	307,393
Computacenter PLC	2,120	75,985
82

Avantis Responsible International Equity ETF
	Shares	Value
ConvaTec Group PLC	9,131	$28,752
Crest Nicholson Holdings PLC	6,224	16,877
Croda International PLC	883	47,840
Darktrace PLC(2)	10,767	83,151
De La Rue PLC(2)	1,379	1,698
Deliveroo PLC(2)	7,226	14,450
DFS Furniture PLC	10,801	17,776
Diageo PLC, ADR	3,744	489,565
Direct Line Insurance Group PLC	17,487	43,791
Domino's Pizza Group PLC	1,508	6,056
dotdigital group PLC	2,241	2,692
Dowlais Group PLC	10,251	8,799
Dr. Martens PLC	1,282	1,217
Drax Group PLC	8,997	75,439
DS Smith PLC	30,206	186,031
Dunelm Group PLC	3,891	63,859
Elementis PLC	11,903	25,388
Experian PLC	5,252	255,185
Firstgroup PLC	26,990	56,052
Forterra PLC	7,443	17,274
Frasers Group PLC(2)	3,237	36,868
Frontier Developments PLC(2)	147	519
Funding Circle Holdings PLC(2)	16,084	22,410
Games Workshop Group PLC	1,050	144,421
Gamma Communications PLC	1,981	39,961
Genus PLC	48	1,129
Georgia Capital PLC(2)	520	6,991
Grafton Group PLC	5,672	80,507
Grainger PLC	14,430	45,375
Greggs PLC	3,419	143,345
GSK PLC, ADR	16,479	723,593
Gym Group PLC(2)	1,381	2,541
Haleon PLC, ADR	16,906	172,103
Halfords Group PLC	3,648	7,032
Halma PLC	157	5,399
Hargreaves Lansdown PLC	7,544	110,494
Hays PLC	38,579	47,079
Helios Towers PLC(2)	17,406	25,979
Hikma Pharmaceuticals PLC	5,025	131,345
Hiscox Ltd.	7,688	119,125
Hollywood Bowl Group PLC	6,800	29,900
Howden Joinery Group PLC	14,527	182,811
HSBC Holdings PLC, ADR	27,855	1,238,433
Ibstock PLC	9,891	23,860
IG Group Holdings PLC	8,129	103,819
IMI PLC	2,842	68,828
Impax Asset Management Group PLC	3,370	16,446
Inchcape PLC	6,520	73,212
Informa PLC	898	9,887
InterContinental Hotels Group PLC	618	61,852
Intermediate Capital Group PLC	4,349	122,039
International Distribution Services PLC	19,172	85,328
International Workplace Group PLC	13,812	32,722
Intertek Group PLC	1,775	115,979
83

Avantis Responsible International Equity ETF
	Shares	Value
Investec PLC	9,417	$72,189
IP Group PLC(1)(2)	12,733	7,001
ITV PLC	76,280	80,370
J D Wetherspoon PLC(2)	2,815	28,201
J Sainsbury PLC	38,455	148,274
JD Sports Fashion PLC	49,004	89,322
Johnson Matthey PLC	3,033	65,262
Johnson Service Group PLC	22,596	47,533
Jubilee Metals Group PLC(1)(2)	7,916	571
Jupiter Fund Management PLC	3,692	4,158
Just Group PLC	16,383	30,748
Kainos Group PLC	1,547	22,457
Kingfisher PLC	24,078	90,478
Lancashire Holdings Ltd.	3,926	34,734
Legal & General Group PLC	33,274	98,270
Liontrust Asset Management PLC	2,676	21,972
Lloyds Banking Group PLC, ADR	191,287	585,338
London Stock Exchange Group PLC	855	115,410
M&G PLC	22,445	63,430
Man Group PLC	32,132	94,643
Marks & Spencer Group PLC	59,439	268,240
Marshalls PLC	1,215	5,455
Marston's PLC(2)	12,037	6,336
Me Group International PLC	5,119	13,043
Mears Group PLC	3,833	19,127
Metro Bank Holdings PLC(2)	960	767
Mitchells & Butlers PLC(2)	5,167	20,294
Molten Ventures PLC(2)	4,257	23,005
Mondi PLC	6,865	133,182
MONY Group PLC	9,846	27,821
Morgan Advanced Materials PLC	6,799	27,725
Morgan Sindall Group PLC	1,399	54,954
NatWest Group PLC, ADR	34,376	316,947
Next 15 Group PLC	2,312	25,758
Next PLC	2,645	354,687
Nexxen International Ltd.(2)	1,016	3,947
Ninety One PLC	5,104	11,061
Ocado Group PLC(2)	5,866	26,531
OSB Group PLC	9,951	48,689
Oxford Nanopore Technologies PLC(2)	3,685	5,673
Pagegroup PLC	10,810	55,431
Paragon Banking Group PLC	5,421	54,572
PayPoint PLC	2,378	21,493
Pearson PLC, ADR	6,095	84,599
Pennon Group PLC	4,373	34,605
Persimmon PLC	3,041	65,887
Pets at Home Group PLC	2,830	11,509
Phoenix Group Holdings PLC	4,282	31,910
Pinewood Technologies Group PLC	499	2,307
Plus500 Ltd.	3,181	108,177
Prax Exploration & Production PLC(2)	44,885	1,043
Premier Foods PLC	8,265	19,548
Prudential PLC, ADR	3,306	57,095
QinetiQ Group PLC	10,804	68,580
84

Avantis Responsible International Equity ETF
	Shares	Value
Quilter PLC	65,467	$119,464
Rathbones Group PLC	910	22,617
Reach PLC	19,189	25,176
Reckitt Benckiser Group PLC	4,607	265,048
RELX PLC, ADR	9,115	425,306
Renewi PLC	590	5,126
Renishaw PLC	188	8,794
Rentokil Initial PLC	6,058	38,677
Ricardo PLC	2,015	13,129
Rightmove PLC	11,242	82,353
Rolls-Royce Holdings PLC(2)	27,328	179,173
RS Group PLC	3,876	40,201
RWS Holdings PLC	2,012	4,726
Sage Group PLC	5,091	67,788
Schroders PLC	6,155	27,861
Senior PLC	1,051	2,279
Severn Trent PLC	2,677	90,636
SIG PLC(2)	48,062	15,193
Smith & Nephew PLC, ADR	4,128	127,349
Smiths Group PLC	2,069	49,222
Softcat PLC	3,965	81,672
Spectris PLC	1,295	50,838
Speedy Hire PLC	7,713	3,861
Spirax Group PLC	268	27,264
Spire Healthcare Group PLC	6,626	22,129
Spirent Communications PLC(2)	7,680	18,007
SSE PLC	3,987	99,166
SSP Group PLC	16,333	36,483
St. James's Place PLC	11,051	105,831
Standard Chartered PLC	33,126	340,846
SThree PLC	2,269	12,286
Strix Group PLC	2,815	3,116
Synthomer PLC(2)	4,424	14,219
Taylor Wimpey PLC	84,333	179,176
TBC Bank Group PLC	1,382	57,235
THG PLC(1)(2)	22,927	18,030
TI Fluid Systems PLC	11,873	20,692
TP ICAP Group PLC	7,865	25,079
Travis Perkins PLC	3,829	45,846
TUI AG(2)	9,222	60,846
Unilever PLC, ADR	8,402	544,366
United Utilities Group PLC	8,342	112,103
Vanquis Banking Group PLC	9,732	7,283
Vertu Motors PLC	9,677	9,074
Vesuvius PLC	5,462	29,244
Virgin Money U.K. PLC	41,293	117,268
Vistry Group PLC(2)	5,139	92,090
Vodafone Group PLC, ADR	25,684	250,933
Watkin Jones PLC(2)	1,419	558
Weir Group PLC	4,305	114,140
WH Smith PLC	1,625	27,456
Whitbread PLC	2,066	78,549
Wickes Group PLC	15,313	34,038
Wise PLC, Class A(2)	16,979	157,745
85

Avantis Responsible International Equity ETF
	Shares	Value
WPP PLC, ADR	869	$41,512
XP Power Ltd.(2)	636	12,345
Yellow Cake PLC(2)	5,335	36,948
YouGov PLC	1,144	7,540
Zigup PLC	8,830	46,654
		20,300,742
United States — 0.5%
Atlassian Corp., Class A(2)	568	94,061
Gen Digital, Inc.	2	53
Golar LNG Ltd.	3,038	101,135
Newmont Corp.	4,220	221,317
Quanex Building Products Corp.	32	885
Smurfit WestRock PLC	4,081	193,521
Spotify Technology SA(2)	206	70,633
Viemed Healthcare, Inc.(2)	1,354	10,290
		691,895
TOTAL COMMON STOCKS (Cost $119,498,179)		148,411,177
RIGHTS — 0.0%
United States — 0.0%
Resolute Forest Products, Inc.(2) (Cost $1,342)	1,220	1,613
WARRANTS — 0.0%
Australia — 0.0%
Magellan Financial Group Ltd.(1)(2)	4	—
Canada — 0.0%
Constellation Software, Inc.(2)	144	1
Italy — 0.0%
Fincantieri SpA(2)	3,546	714
Innovatec SpA(2)	18	5
		719
TOTAL WARRANTS (Cost $—)		720
SHORT-TERM INVESTMENTS — 0.8%
Money Market Funds — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	237,625	237,625
State Street Navigator Securities Lending Government Money Market Portfolio(3)	956,712	956,712
TOTAL SHORT-TERM INVESTMENTS (Cost $1,194,337)		1,194,337
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $120,693,858)		149,607,847
OTHER ASSETS AND LIABILITIES — (0.4)%		(531,127)
TOTAL NET ASSETS — 100.0%		$149,076,720

86

Avantis Responsible International Equity ETF
MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	27.6%
Industrials	18.1%
Consumer Discretionary	13.7%
Health Care	10.1%
Information Technology	8.7%
Materials	6.4%
Consumer Staples	5.9%
Communication Services	4.7%
Real Estate	2.4%
Utilities	1.8%
Energy	0.2%
Short-Term Investments	0.8%
Other Assets and Liabilities	(0.4)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CVA	–	Certificaten Van Aandelen
SDR	–	Swedish Depositary Receipt
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,988,830. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,082,026, which includes securities collateral of $1,125,314.

See Notes to Financial Statements.
87

Statements of Assets and Liabilities

AUGUST 31, 2024
	Avantis Responsible Emerging Markets Equity ETF	Avantis Responsible International Equity ETF
Assets
Investment securities, at value (cost of $69,289,839 and $119,737,146, respectively) — including $885,754 and $1,988,830, respectively, of securities on loan	$82,494,619	$148,651,135
Investment made with cash collateral received for securities on loan, at value (cost of $369,141 and $956,712, respectively)	369,141	956,712
Total investment securities, at value (cost of $69,658,980 and $120,693,858, respectively)	82,863,760	149,607,847
Cash	46,343	—
Foreign currency holdings, at value (cost of $42,533 and $2,476, respectively)	42,560	2,469
Receivable for investments sold	2,832	—
Dividends and interest receivable	129,936	446,114
Securities lending receivable	4,637	4,803
	83,090,068	150,061,233

Liabilities
Payable for collateral received for securities on loan	369,141	956,712
Payable for investments purchased	256,801	—
Accrued management fees	21,298	27,801
Accrued foreign taxes	976,157	—
	1,623,397	984,513

Net Assets	$81,466,671	$149,076,720

Shares outstanding (unlimited number of shares authorized)	1,550,000	2,500,000

Net Asset Value Per Share	$52.56	$59.63

Net Assets Consist of:
Capital paid in	$69,444,394	$120,024,231
Distributable earnings (loss)	12,022,277	29,052,489
	$81,466,671	$149,076,720

See Notes to Financial Statements.
88

Statements of Operations

YEAR ENDED AUGUST 31, 2024
	Avantis Responsible Emerging Markets Equity ETF	Avantis Responsible International Equity ETF
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $267,961 and $442,430, respectively)	$1,909,866	$3,930,823
Securities lending, net	27,617	47,555
Interest (net of foreign taxes withheld of $194 and $—, respectively)	6,783	10,427
	1,944,266	3,988,805

Expenses:
Management fees	221,279	297,574

Net investment income (loss)	1,722,987	3,691,231

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $41,340 and $—, respectively)	938,456	1,093,752
Foreign currency translation transactions	(25,460)	(9,529)
	912,996	1,084,223

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $(726,597) and $—, respectively)	8,795,042	21,664,039
Translation of assets and liabilities in foreign currencies	422	10,467
	8,795,464	21,674,506

Net realized and unrealized gain (loss)	9,708,460	22,758,729

Net Increase (Decrease) in Net Assets Resulting from Operations	$11,431,447	$26,449,960

See Notes to Financial Statements.
89

Statements of Changes in Net Assets

YEARS ENDED AUGUST 31, 2024 AND AUGUST 31, 2023
	Avantis Responsible Emerging Markets Equity ETF		Avantis Responsible International Equity ETF
Increase (Decrease) in Net Assets	August 31, 2024	August 31, 2023	August 31, 2024	August 31, 2023
Operations
Net investment income (loss)	$1,722,987	$1,235,143	$3,691,231	$2,240,498
Net realized gain (loss)	912,996	(350,581)	1,084,223	174,642
Change in net unrealized appreciation (depreciation)	8,795,464	4,248,859	21,674,506	8,905,119
Net increase (decrease) in net assets resulting from operations	11,431,447	5,133,421	26,449,960	11,320,259

Distributions to Shareholders
From earnings	(2,117,050)	(801,025)	(3,921,780)	(1,939,020)

Capital Share Transactions
Proceeds from shares sold	17,343,870	40,019,118	27,958,155	67,706,888
Payments for shares redeemed	(2,617,900)	—	(2,968,205)	(2,472,635)
Other capital	22,271	38,431	7,775	36,882
Net increase (decrease) in net assets from capital share transactions	14,748,241	40,057,549	24,997,725	65,271,135

Net increase (decrease) in net assets	24,062,638	44,389,945	47,525,905	74,652,374

Net Assets
Beginning of period	57,404,033	13,014,088	101,550,815	26,898,441
End of period	$81,466,671	$57,404,033	$149,076,720	$101,550,815

Transactions in Shares of the Funds
Sold	350,000	950,000	550,000	1,450,000
Redeemed	(50,000)	—	(50,000)	(50,000)
Net increase (decrease) in shares of the funds	300,000	950,000	500,000	1,400,000

See Notes to Financial Statements.
90

Notes to Financial Statements

AUGUST 31, 2024

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Avantis Responsible Emerging Markets Equity ETF and Avantis Responsible International Equity ETF (collectively, the funds) are two funds in a series issued by the trust. Each of the funds’ investment objective is to seek long-term capital appreciation. Shares of the funds are listed for trading on the NYSE Arca, Inc.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the funds are determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the funds to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before each fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The funds may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The funds record the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

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Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually. Each fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes the funds to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the funds seek to increase their net investment income through the receipt of interest and fees. Such income is reflected separately within the Statements of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedules of Investments and Statements of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of August 31, 2024.

Remaining Contractual Maturity of Agreements
Fund / Securities Lending Transactions(1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Avantis Responsible Emerging Markets Equity ETF
Common Stocks	$369,141	—	—	—	$369,141
Gross amount of recognized liabilities for securities lending transactions					$369,141

Avantis Responsible International Equity ETF
Common Stocks	$956,712	—	—	—	$956,712
Gross amount of recognized liabilities for securities lending transactions					$956,712
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the funds, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses, extraordinary expenses and, in the case of certain funds, fees and expenses of the independent trustees (including legal counsel fees). The fee is computed and accrued daily based on the daily net assets of each fund and paid monthly in arrears.

The annual management fee for each fund is as follows:

Annual Management Fee
Avantis Responsible Emerging Markets Equity ETF	0.33%
Avantis Responsible International Equity ETF	0.23%

Interfund Transactions — The funds may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

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4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments and in kind transactions, for the period ended August 31, 2024 were as follows:

	Avantis Responsible Emerging Markets Equity ETF	Avantis Responsible International Equity ETF
Purchases	$19,968,970	$20,046,745
Sales	$3,085,544	$6,041,722

Securities received or delivered in kind through subscriptions and redemptions and in kind net realized gain (loss) for the period ended August 31, 2024 were as follows:

	In kind Subscriptions	In kind Redemptions	In kind Net Realized Gain/(Loss)*
Avantis Responsible Emerging Markets Equity ETF	—	$2,624,419	$995,449
Avantis Responsible International Equity ETF	$13,828,326	$2,976,236	$883,207
*Net realized gain (loss) on in kind transactions are not considered taxable for federal income tax purposes.

5. Capital Share Transactions

Each fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each fund issues and redeems shares at their NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). Authorized participants may be required to pay an additional variable charge to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statements of Changes in Net Assets.

6. Fair Value Measurements

The funds' investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

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The following is a summary of the level classifications as of period end. The Schedules of Investments provide additional information on the funds' portfolio holdings.

Avantis Responsible Emerging Markets Equity ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$1,232,301	$2,442,488	—
Chile	82,928	370,908	—
China	4,015,442	13,385,521	—
Colombia	30,211	42,967	—
India	1,177,433	18,389,747	—
Indonesia	127,498	1,439,186	—
Mexico	540,776	1,280,138	—
Peru	209,448	—	—
Philippines	26,222	572,178	—
South Africa	305,717	2,359,238	—
South Korea	871,953	9,521,673	—
Taiwan	3,906,268	13,776,347	—
Turkey	50,894	777,192	—
United States	331,468	—	—
Other Countries	—	4,942,161	—
Warrants	—	529	—
Rights	—	335	—
Short-Term Investments	654,593	—	—
	$13,563,152	$69,300,608	—

Avantis Responsible International Equity ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Belgium	$316,939	$1,032,612	—
Denmark	2,527,415	2,310,798	—
Finland	73,300	1,498,616	—
France	1,469,701	11,790,183	—
Germany	980,761	9,677,338	—
Hong Kong	2,542	2,287,651	—
Ireland	32,850	765,998	—
Israel	423,281	1,008,964	—
Japan	3,481,768	27,704,529	—
Netherlands	2,908,391	3,207,497	—
Singapore	120,798	1,900,318	—
Spain	1,127,462	2,321,628	—
Sweden	229,855	4,513,951	—
Switzerland	2,179,343	10,207,782	—
United Kingdom	6,841,557	13,459,185	—
United States	469,640	222,255	—
Other Countries	—	31,316,269	—
Rights	1,613	—	—
Warrants	—	720	—
Short-Term Investments	1,194,337	—	—
	$24,381,553	$125,226,294	—

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7. Risk Factors

The value of the funds’ shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the funds and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

8. Federal Tax Information

The tax character of distributions paid during the years ended August 31, 2024 and August 31, 2023 were as follows:

	2024		2023
	Distributions Paid From:		Distributions Paid From:
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Avantis Responsible Emerging Markets Equity ETF	$2,117,050	—	$801,025	—
Avantis Responsible International Equity ETF	$3,921,780	—	$1,939,020	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

The reclassifications, which are primarily due to in kind transactions, were as follows:

	Avantis Responsible Emerging Markets Equity ETF	Avantis Responsible International Equity ETF
Capital paid in	$894,690	$802,147
Distributable earnings (loss)	$(894,690)	$(802,147)

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

	Avantis Responsible Emerging Markets Equity ETF	Avantis Responsible International Equity ETF
Federal tax cost of investments	$71,051,047	$121,536,462
Gross tax appreciation of investments	$17,675,428	$32,864,449
Gross tax depreciation of investments	(5,862,715)	(4,793,064)
Net tax appreciation (depreciation) of investments	11,812,713	28,071,385
Net tax appreciation (depreciation) on translation of assets and liabilities in foreign currencies	(976,084)	10,547
Net tax appreciation (depreciation)	$10,836,629	$28,081,932
Undistributed ordinary income	$1,607,365	$1,109,585
Accumulated short-term capital losses	$(298,716)	$(94,986)
Accumulated long-term capital losses	$(123,001)	$(44,042)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the realization to ordinary income for tax purposes of unrealized gains on investments in passive foreign investment companies.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
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Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Responsible Emerging Markets Equity ETF
2024	$45.92	1.25	6.95	8.20	(1.58)	0.02	$52.56	18.23%	0.33%	2.57%	5%	$81,467
2023	$43.38	1.31	1.97	3.28	(0.78)	0.04	$45.92	7.75%	0.33%	2.96%	7%	$57,404
2022(4)	$49.47	0.93	(7.00)	(6.07)	(0.14)	0.12	$43.38	(12.04)%	0.33%	4.89%	2%	$13,014

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)March 28, 2022 (fund inception) through August 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Responsible International Equity ETF
2024	$50.78	1.54	8.92	10.46	(1.61)	0.00(4)	$59.63	20.94%	0.23%	2.86%	5%	$149,077
2023	$44.83	1.55	5.49	7.04	(1.12)	0.03	$50.78	15.83%	0.23%	3.14%	8%	$101,551
2022(5)	$50.51	0.66	(6.10)	(5.44)	(0.30)	0.06	$44.83	(10.66)%	0.23%	3.01%	3%	$26,898

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Per-share amount was less than $0.005.
(5)March 15, 2022 (fund inception) through August 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of American Century ETF Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Avantis® Responsible Emerging Markets Equity ETF and Avantis® Responsible International Equity ETF (the “Funds”), two of the funds constituting the American Century ETF Trust, as of August 31, 2024, the related statements of operations, the statements of changes in net assets, and the financial highlights for the periods indicated in the table below; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2024, and the results of their operations, the changes in their net assets, and the financial highlights for the periods listed in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Fund Constituting the American Century ETF Trust	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Avantis® Responsible Emerging Markets Equity ETF	For the year ended August 31, 2024	For the years ended August 31, 2024 and 2023	For the years ended August 31, 2024 and 2023, and the period from March 28, 2022 (fund inception) through August 31, 2022
Avantis® Responsible International Equity ETF	For the year ended August 31, 2024	For the years ended August 31, 2024 and 2023	For the years ended August 31, 2024 and 2023, and the period from March 15, 2022 (fund inception) through August 31, 2022

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
October 16, 2024

We have served as the auditor of one or more American Century investment companies since 1997.
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Approval of Management Agreement

At a meeting held on June 20, 2024, the Funds’ Board of Trustees (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for each of the Funds. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees.

Prior to its consideration of the management agreement renewal, the Trustees requested and reviewed extensive data and information compiled by the Advisor and certain independent data providers concerning the Funds. This review was in addition to the oversight and evaluation undertaken by the Board and its Audit Committee on a continual basis and the information received was supplemental to the extensive information that the Board and its Audit Committee receive and consider over time.

In connection with its consideration of the management agreement renewal, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Funds;
•the wide range of programs and services the Advisor and other service providers provide to the Funds and their shareholders on a routine and non-routine basis;
•the Funds’ investment performance compared to appropriate benchmarks and/or peer groups of other funds with similar investment objectives and strategies;
•the cost of owning the Funds compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Funds, the profitability of the Funds to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Funds;
•any collateral benefits derived by the Advisor from the management of the Funds;
•fees and expenses associated with any investment by the Funds in other funds;
•payments to intermediaries by the Funds and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

The independent Trustees met separately in private sessions to discuss the renewal and to review and discuss the information provided in response to their request. The independent Trustees also held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Funds. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling, and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under each Fund’s management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of each Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include the following:

•constructing and designing each Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of each Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
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•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by each Fund under Rule 12b-1 plans)

Investment Management Services. The nature of the investment management services provided to the Funds is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage each Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board provides oversight of the investment performance process. It regularly reviews investment performance information for each Fund, together with comparative information for appropriate benchmarks over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The performance for Avantis Responsible Emerging Markets Equity ETF and Avantis Responsible International Equity ETF was above each Fund’s respective benchmark for the one-year period reviewed by the Board. The Board found the investment management services provided by the Advisor to each Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides or arranges for a comprehensive package of services to the Funds. The Board, directly and through its Audit Committee, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to each Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Funds, its profitability in managing each Fund (pre- and post-distribution), and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Funds.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to the Funds and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of each Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that each Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1, and, for certain funds, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel). Under the unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of Avantis Responsible International Equity ETF was below the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The unified fee charged to shareholders of Avantis Responsible Emerging Markets Equity ETF was the lowest of the total expense ratios of the Fund’s peer expense universe and peer expense group. The Board concluded that the management fee paid by each Fund to the Advisor under its management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to funds or other advisory clients managed
100

similarly to the Funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Funds. The Board analyzed this information and concluded that the fees charged and services provided to the Funds were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by each Fund and the Advisor and services provided in response thereto. These payments could include various payments made by each Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for each Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Funds. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Funds’ operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in each Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to each Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreement are fair and reasonable and that the management fee charged to each Fund is fair in light of the services provided and that the investment management agreement between each Fund and the Advisor should be renewed for an additional one-year period.

101

Other Tax Information
The following information is provided pursuant to provisions of the Internal Revenue Code.

The funds hereby designate up to the maximum amount allowable as qualified dividend income for the fiscal year ended August 31, 2024.

For corporate taxpayers, the funds hereby designate the following, or up to the maximum amount allowable, of ordinary income distributions paid during the fiscal year ended August 31, 2024 as qualified for the corporate dividends received deduction.

Avantis Responsible Emerging Markets Equity ETF	Avantis Responsible International Equity ETF
$7,091	$3,751

For the fiscal year ended August 31, 2024, the funds intend to pass through to shareholders the following foreign source income and foreign taxes paid, or up to the maximum amount allowable, as a foreign tax credit.

	Foreign Tax Credit		Foreign Source Income
	Amount	Per Outstanding Share	Amount	Per Outstanding Share
Avantis Responsible Emerging Markets Equity ETF	$261,750	$0.1689	$2,104,964	$1.3580
Avantis Responsible International Equity ETF	$400,820	$0.1603	$4,006,127	$1.6025

The funds hereby utilized earnings and profits distributed to shareholders on redemption of shares as part of the dividend paid deduction (tax equalization) for the fiscal year ended August 31, 2024.

Avantis Responsible Emerging Markets Equity ETF	Avantis Responsible International Equity ETF
$26,451	$18,180

Contact Us	avantisinvestors.com
American Century Sales Representatives, Financial Professionals, Broker Dealers, Insurance Companies, Banks and Trust Companies	1-833-928-2684
Distributor: Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-97865 2410

Annual Financial Statements and Other Information

August 31, 2024

Avantis® All Equity Markets ETF (AVGE)
Avantis® All Equity Markets Value ETF (AVGV)
Avantis® All International Markets Equity ETF (AVNM)
Avantis® All International Markets Value ETF (AVNV)
Avantis® Moderate Allocation ETF (AVMA)

Schedules of Investments

AUGUST 31, 2024

Avantis All Equity Markets ETF
	Shares	Value
UNDERLYING FUNDS(1) — 99.9%
Domestic Equity Funds — 71.4%
Avantis Real Estate ETF	267,727	$12,395,760
Avantis U.S. Equity ETF	1,946,138	182,683,974
Avantis U.S. Large Cap Value ETF	956,886	62,321,985
Avantis U.S. Mid Cap Equity ETF	82,396	5,184,752
Avantis U.S. Mid Cap Value ETF	82,801	5,204,043
Avantis U.S. Small Cap Equity ETF	269,385	14,684,176
Avantis U.S. Small Cap Value ETF	171,791	16,476,475
		298,951,165
International Equity Funds — 28.5%
Avantis Emerging Markets Equity ETF	412,459	25,382,727
Avantis Emerging Markets Small Cap Equity ETF	74,814	4,188,282
Avantis Emerging Markets Value ETF	308,174	15,276,185
Avantis International Equity ETF	660,081	43,670,959
Avantis International Large Cap Value ETF	393,939	21,816,342
Avantis International Small Cap Equity ETF	77,275	4,263,200
Avantis International Small Cap Value ETF	71,288	4,929,565
		119,527,260
TOTAL UNDERLYING FUNDS (Cost $350,893,730)		418,478,425
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $369,551)	369,551	369,551
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $351,263,281)		418,847,976
OTHER ASSETS AND LIABILITIES — 0.0%		(7,769)
TOTAL NET ASSETS — 100.0%		$418,840,207

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
2

AUGUST 31, 2024

Avantis All Equity Markets Value ETF
	Shares	Value
UNDERLYING FUNDS(1) — 99.9%
Domestic Equity Funds — 61.7%
Avantis U.S. Large Cap Value ETF	534,867	$34,835,888
Avantis U.S. Mid Cap Value ETF	117,208	7,366,523
Avantis U.S. Small Cap Value ETF	179,021	17,169,904
		59,372,315
International Equity Funds — 38.2%
Avantis Emerging Markets Value ETF	203,108	10,068,063
Avantis International Large Cap Value ETF	315,856	17,492,105
Avantis International Small Cap Value ETF	132,704	9,176,482
		36,736,650
TOTAL UNDERLYING FUNDS (Cost $85,899,242)		96,108,965
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $65,583)	65,583	65,583
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $85,964,825)		96,174,548
OTHER ASSETS AND LIABILITIES — 0.0%		(1,735)
TOTAL NET ASSETS — 100.0%		$96,172,813

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
3

AUGUST 31, 2024

Avantis All International Markets Equity ETF
	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
International Equity Funds — 100.0%
Avantis Emerging Markets Equity ETF(2)	125,151	$7,701,793
Avantis Emerging Markets Value ETF	102,756	5,093,614
Avantis International Equity ETF	264,845	17,522,145
Avantis International Large Cap Value ETF(2)	155,714	8,623,441
Avantis International Small Cap Value ETF	51,816	3,583,077
		42,524,070
TOTAL UNDERLYING FUNDS (Cost $39,534,522)		42,524,070
SHORT-TERM INVESTMENTS — 1.2%
Money Market Funds — 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	20,093	20,093
State Street Navigator Securities Lending Government Money Market Portfolio(3)	492,500	492,500
TOTAL SHORT-TERM INVESTMENTS (Cost $512,593)		512,593
TOTAL INVESTMENT SECURITIES — 101.2% (Cost $40,047,115)		43,036,663
OTHER ASSETS AND LIABILITIES — (1.2)%		(490,716)
TOTAL NET ASSETS — 100.0%		$42,545,947

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $481,238. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $492,500.

See Notes to Financial Statements.
4

AUGUST 31, 2024

Avantis All International Markets Value ETF
	Shares	Value
UNDERLYING FUNDS(1) — 99.9%
International Equity Funds — 99.9%
Avantis Emerging Markets Value ETF	18,774	$930,627
Avantis International Large Cap Value ETF	25,783	1,427,862
Avantis International Small Cap Value ETF	10,637	735,549
		3,094,038
TOTAL UNDERLYING FUNDS (Cost $2,847,393)		3,094,038
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $2,627)	2,627	2,627
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $2,850,020)		3,096,665
OTHER ASSETS AND LIABILITIES — 0.0%		(64)
TOTAL NET ASSETS — 100.0%		$3,096,601

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
5

AUGUST 31, 2024

Avantis Moderate Allocation ETF
	Shares	Value
UNDERLYING FUNDS(1) — 99.9%
Domestic Equity Funds — 48.7%
Avantis Real Estate ETF	7,139	$330,536
Avantis U.S. Equity ETF	50,568	4,746,818
Avantis U.S. Large Cap Value ETF	24,923	1,623,235
Avantis U.S. Mid Cap Equity ETF	2,530	159,200
Avantis U.S. Mid Cap Value ETF	2,532	159,136
Avantis U.S. Small Cap Equity ETF	7,901	430,683
Avantis U.S. Small Cap Value ETF	4,414	423,347
		7,872,955
Domestic Fixed Income Funds — 31.9%
Avantis Core Fixed Income ETF	82,291	3,457,827
Avantis Short-Term Fixed Income ETF	36,144	1,695,153
		5,152,980
International Equity Funds — 19.3%
Avantis Emerging Markets Equity ETF	10,977	675,524
Avantis Emerging Markets Small Cap Equity ETF	1,841	103,064
Avantis Emerging Markets Value ETF	7,587	376,088
Avantis International Equity ETF	17,388	1,150,390
Avantis International Large Cap Value ETF	10,718	593,563
Avantis International Small Cap Equity ETF	1,438	79,333
Avantis International Small Cap Value ETF	2,114	146,183
		3,124,145
TOTAL UNDERLYING FUNDS (Cost $15,013,653)		16,150,080
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $11,679)	11,679	11,679
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $15,025,332)		16,161,759
OTHER ASSETS AND LIABILITIES — 0.0%		276
TOTAL NET ASSETS — 100.0%		$16,162,035

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
6

Statements of Assets and Liabilities

AUGUST 31, 2024
	Avantis All Equity Markets ETF	Avantis All Equity Markets Value ETF
Assets
Investment securities - affiliates, at value (cost of $350,893,730 and $85,899,242, respectively)	$418,478,425	$96,108,965
Investment securities - unaffiliated, at value (cost of $369,551 and $65,583, respectively)	369,551	65,583
Total investment securities, at value (cost of $351,263,281 and $85,964,825, respectively)	418,847,976	96,174,548
Receivable for capital shares sold	181,081	154,123
Interest receivable	1,480	282
Securities lending receivable	93	—
	419,030,630	96,328,953

Liabilities
Payable for investments purchased	180,410	153,813
Accrued management fees	10,013	2,327
	190,423	156,140

Net Assets	$418,840,207	$96,172,813

Shares outstanding (unlimited number of shares authorized)	5,782,500	1,560,000

Net Asset Value Per Share	$72.43	$61.65

Net Assets Consist of:
Capital paid in	$351,621,813	$86,084,587
Distributable earnings (loss)	67,218,394	10,088,226
	$418,840,207	$96,172,813

See Notes to Financial Statements.
7

AUGUST 31, 2024
	Avantis All International Markets Equity ETF	Avantis All International Markets Value ETF
Assets
Investment securities - affiliates, at value (cost of $39,534,522 and $2,847,393, respectively) — including $481,238 and $—, respectively, of securities on loan	$42,524,070	$3,094,038
Investment made with cash collateral received for securities on loan, at value (cost of $492,500 and $—, respectively)	492,500	—
Investment securities - unaffiliated, at value (cost of $20,093 and $2,627, respectively)	20,093	2,627
Total investment securities, at value (cost of $40,047,115 and $2,850,020, respectively)	43,036,663	3,096,665
Interest receivable	80	12
Securities lending receivable	2,667	—
	43,039,410	3,096,677

Liabilities
Payable for collateral received for securities on loan	492,500	—
Accrued management fees	963	76
	493,463	76

Net Assets	$42,545,947	$3,096,601

Shares outstanding (unlimited number of shares authorized)	727,500	52,500

Net Asset Value Per Share	$58.48	$58.98

Net Assets Consist of:
Capital paid in	$39,556,399	$2,849,956
Distributable earnings (loss)	2,989,548	246,645
	$42,545,947	$3,096,601

See Notes to Financial Statements.
8

AUGUST 31, 2024
Avantis Moderate Allocation ETF
Assets
Investment securities - affiliates, at value (cost of $15,013,653)	$16,150,080
Investment securities - unaffiliated, at value (cost of $11,679)	11,679
Total investment securities, at value (cost of $15,025,332)	16,161,759
Receivable for capital shares sold	146,929
Interest receivable	80
16,308,768

Liabilities
Payable for investments purchased	146,338
Accrued management fees	395
146,733

Net Assets	$16,162,035

Shares outstanding (unlimited number of shares authorized)	275,000

Net Asset Value Per Share	$58.77

Net Assets Consist of:
Capital paid in	$15,002,609
Distributable earnings (loss)	1,159,426
$16,162,035

See Notes to Financial Statements.
9

Statements of Operations

YEAR ENDED AUGUST 31, 2024
	Avantis All Equity Markets ETF	Avantis All Equity Markets Value ETF
Investment Income (Loss)
Income:
Income distributions from underlying funds	$6,308,779	$1,358,040
Securities lending, net	33,324	17,337
Interest	17,120	3,108
	6,359,223	1,378,485

Expenses:
Management fees	155,317	28,142
Trustees' fees and expenses	—	1,417
	155,317	29,559
Fees waived	(62,127)	(11,256)
	93,190	18,303

Net investment income (loss)	6,266,033	1,360,182

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on sales of investments in underlying funds	2,234,145	28,672
Change in net unrealized appreciation (depreciation) on investments in underlying funds	54,255,211	10,130,107

Net realized and unrealized gain (loss)	56,489,356	10,158,779

Net Increase (Decrease) in Net Assets Resulting from Operations	$62,755,389	$11,518,961

See Notes to Financial Statements.

10

YEAR ENDED AUGUST 31, 2024
	Avantis All International Markets Equity ETF	Avantis All International Markets Value ETF
Investment Income (Loss)
Income:
Income distributions from underlying funds	$435,194	$64,461
Securities lending, net	2,667	—
Interest	611	117
	438,472	64,578

Expenses:
Management fees	6,921	930
Trustees' fees and expenses	325	47
	7,246	977
Fees waived	(2,768)	(372)
	4,478	605

Net investment income (loss)	433,994	63,973

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on sales of investments in underlying funds	259,440	17,312
Change in net unrealized appreciation (depreciation) on investments in underlying funds	2,998,171	242,994

Net realized and unrealized gain (loss)	3,257,611	260,306

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,691,605	$324,279

See Notes to Financial Statements.
11

YEAR ENDED AUGUST 31, 2024
Avantis Moderate Allocation ETF
Investment Income (Loss)
Income:
Income distributions from underlying funds	$213,906
Interest	501
214,407

Expenses:
Management fees	4,101
Trustees' fees and expenses	207
4,308
Fees waived	(1,640)
2,668

Net investment income (loss)	211,739

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on sales of investments in underlying funds	119,319
Change in net unrealized appreciation (depreciation) on investments in underlying funds	1,131,647

Net realized and unrealized gain (loss)	1,250,966

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,462,705

See Notes to Financial Statements.
12

Statements of Changes in Net Assets

YEAR ENDED AUGUST 31, 2024 AND PERIOD ENDED AUGUST 31, 2023
	Avantis All Equity Markets ETF		Avantis All Equity Markets Value ETF
Increase (Decrease) in Net Assets	August 31, 2024	August 31, 2023(1)	August 31, 2024	August 31, 2023(2)
Operations
Net investment income (loss)	$6,266,033	$2,258,188	$1,360,182	$(508)
Net realized gain (loss)	2,234,145	455,735	28,672	—
Change in net unrealized appreciation (depreciation)	54,255,211	13,329,484	10,130,107	79,616
Net increase (decrease) in net assets resulting from operations	62,755,389	16,043,407	11,518,961	79,108

Distributions to Shareholders
From earnings	(6,283,638)	(2,251,161)	(1,364,789)	—

Capital Share Transactions
Proceeds from shares sold	153,006,289	212,007,588	68,617,444	18,326,103
Payments for shares redeemed	(10,446,628)	(5,991,039)	(1,004,014)	—
Net increase (decrease) in net assets from capital share transactions	142,559,661	206,016,549	67,613,430	18,326,103

Net increase (decrease) in net assets	199,031,412	219,808,795	77,767,602	18,405,211

Net Assets
Beginning of period	219,808,795	—	18,405,211	—
End of period	$418,840,207	$219,808,795	$96,172,813	$18,405,211

Transactions in Shares of the Funds
Sold	2,332,500	3,710,000	1,227,500	350,000
Redeemed	(155,000)	(105,000)	(17,500)	—
Net increase (decrease) in shares of the funds	2,177,500	3,605,000	1,210,000	350,000
(1)September 27, 2022 (fund inception) through August 31, 2023.
(2)June 27, 2023 (fund inception) through August 31, 2023.

See Notes to Financial Statements.
13

YEAR ENDED AUGUST 31, 2024 AND PERIOD ENDED AUGUST 31, 2023
	Avantis All International Markets Equity ETF		Avantis All International Markets Value ETF
Increase (Decrease) in Net Assets	August 31, 2024	August 31, 2023(1)	August 31, 2024	August 31, 2023(1)
Operations
Net investment income (loss)	$433,994	$(19)	$63,973	$(14)
Net realized gain (loss)	259,440	(3,929)	17,312	(5,632)
Change in net unrealized appreciation (depreciation)	2,998,171	(8,623)	242,994	3,651
Net increase (decrease) in net assets resulting from operations	3,691,605	(12,571)	324,279	(1,995)

Distributions to Shareholders
From earnings	(432,922)	—	(64,123)	—

Capital Share Transactions
Proceeds from shares sold	40,975,281	901,350	2,593,391	762,542
Payments for shares redeemed	(2,327,815)	(248,981)	(143,212)	(374,281)
Net increase (decrease) in net assets from capital share transactions	38,647,466	652,369	2,450,179	388,261

Net increase (decrease) in net assets	41,906,149	639,798	2,710,335	386,266

Net Assets
Beginning of period	639,798	—	386,266	—
End of period	$42,545,947	$639,798	$3,096,601	$386,266

Transactions in Shares of the Funds
Sold	757,500	17,500	47,500	15,000
Redeemed	(42,500)	(5,000)	(2,500)	(7,500)
Net increase (decrease) in shares of the funds	715,000	12,500	45,000	7,500
(1)June 27, 2023 (fund inception) through August 31, 2023.

See Notes to Financial Statements.

14

YEAR ENDED AUGUST 31, 2024 AND PERIOD ENDED AUGUST 31, 2023
	Avantis Moderate Allocation ETF
Increase (Decrease) in Net Assets	August 31, 2024	August 31, 2023(1)
Operations
Net investment income (loss)	$211,739	$1,022
Net realized gain (loss)	119,319	—
Change in net unrealized appreciation (depreciation)	1,131,647	4,780
Net increase (decrease) in net assets resulting from operations	1,462,705	5,802

Distributions to Shareholders
From earnings	(176,663)	—

Capital Share Transactions
Proceeds from shares sold	14,305,868	2,051,785
Payments for shares redeemed	(1,487,462)	—
Net increase (decrease) in net assets from capital share transactions	12,818,406	2,051,785

Net increase (decrease) in net assets	14,104,448	2,057,587

Net Assets
Beginning of period	2,057,587	—
End of period	$16,162,035	$2,057,587

Transactions in Shares of the Funds
Sold	262,500	40,000
Redeemed	(27,500)	—
Net increase (decrease) in shares of the funds	235,000	40,000
(1)June 27, 2023 (fund inception) through August 31, 2023.

See Notes to Financial Statements.
15

Notes to Financial Statements

AUGUST 31, 2024

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Avantis All Equity Markets ETF, Avantis All Equity Markets Value ETF, Avantis All International Markets Equity ETF, Avantis All International Markets Value ETF and Avantis Moderate Allocation ETF (collectively, the funds) are five funds in a series issued by the trust. The funds each operate as a “fund of funds,” meaning substantially all of the funds' assets will be invested in a combination of Avantis exchange-traded funds (the underlying funds). Avantis All Equity Markets ETF, Avantis All Equity Markets Value ETF, Avantis All International Markets Equity ETF and Avantis All International Markets Value ETF underlying funds represent a broadly diversified basket of equity securities. Avantis Moderate Allocation ETF underlying funds represent a broadly diversified basket of equity and fixed income securities. The funds will assume the risks associated with the underlying funds. Additional information and attributes of each underlying fund are available at avantisinvestors.com. Each of the funds' investment objective is to seek long-term capital appreciation. Shares of the funds are listed for trading on the NYSE Arca, Inc. Avantis All Equity Markets ETF incepted on September 27, 2022. Avantis All Equity Markets Value ETF, Avantis All International Markets Equity ETF, Avantis All International Markets Value ETF and Avantis Moderate Allocation ETF incepted on June 27, 2023.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the funds are determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Open-end management investment companies are valued at the reported NAV. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss). Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually. Each fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes the funds to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the funds seek to increase their net investment income through the
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receipt of interest and fees. Such income is reflected separately within the Statements of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedules of Investments and Statements of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of August 31, 2024.

Remaining Contractual Maturity of Agreements

Fund / Securities Lending Transactions(1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Avantis All International Markets Equity ETF
Underlying Funds	$492,500	—	—	—	$492,500
Gross amount of recognized liabilities for securities lending transactions					$492,500
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties
Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.  ACIM serves as the investment advisor for the underlying funds.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the funds, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses, extraordinary expenses and, in the case of certain funds, fees and expenses of the independent trustees (including legal counsel fees). The fee is computed and accrued daily based on the daily net assets of each fund and paid monthly in arrears.  During the period ended August 31, 2024, the investment advisor agreed to waive 0.02% of each fund's management fee. The investment advisor expects this waiver to continue until December 31, 2024 and cannot terminate it prior to such date without the approval of the Board of Trustees.

The annual management fee and the effective annual management fee after waiver for each fund for the period ended August 31, 2024 are as follows:

	Annual Management Fee	Effective Annual Management Fee
		After Waiver
Avantis All Equity Markets ETF	0.05%	0.03%
Avantis All Equity Markets Value ETF	0.05%	0.03%
Avantis All International Markets Equity ETF	0.05%	0.03%
Avantis All International Markets Value ETF	0.05%	0.03%
Avantis Moderate Allocation ETF	0.05%	0.03%

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the funds. The trustees receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Acquired Fund Fees and Expenses — Each fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests. These fees and expenses are already reflected in the valuation of the underlying funds.

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4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments and in kind transactions, for the period ended August 31, 2024 were as follows:

	Avantis All Equity Markets ETF	Avantis All Equity Markets Value ETF	Avantis All International Markets Equity ETF	Avantis All International Markets Value ETF	Avantis Moderate Allocation ETF
Purchases	$11,936,669	$4,981,164	$139,344	$143,995	$386,812
Sales	$7,745,603	$4,337,347	—	—	—

Securities received or delivered in kind through subscriptions and redemptions and in kind net realized gain (loss) for the period ended August 31, 2024 were as follows:

	In kind Subscriptions	In kind Redemptions	In kind Net Realized Gain/(Loss)*
Avantis All Equity Markets ETF	$148,621,250	$10,414,912	$2,521,696
Avantis All Equity Markets Value ETF	$67,921,730	$1,001,795	$150,169
Avantis All International Markets Equity ETF	$40,803,261	$2,315,416	$259,440
Avantis All International Markets Value ETF	$2,446,797	$143,009	$17,312
Avantis Moderate Allocation ETF	$13,940,664	$1,482,575	$119,319
*Net realized gain (loss) on in kind transactions are not considered taxable for federal income tax purposes.

5. Capital Share Transactions

Each fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each fund issues and redeems shares at their NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). Authorized participants may be required to pay an additional variable charge to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statements of Changes in Net Assets.

6. Fair Value Measurements

The funds' investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the funds' investment securities were classified as Level 1. The Schedules of Investments provide additional information on the funds' portfolio holdings.

7. Risk Factors

The value of the funds’ shares will go up and down based on the performance of the underlying funds in which they invest. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

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8. Federal Tax Information

The tax character of distributions paid during the years ended August 31, 2024 and August 31, 2023 (except as noted) were as follows:

	2024		2023
	Distributions Paid From:		Distributions Paid From:
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Avantis All Equity Markets ETF(1)	$6,283,638	—	$2,251,161	—
Avantis All Equity Markets Value ETF(2)	$1,364,789	—	—	—
Avantis All International Markets Equity ETF(2)	$432,922	—	—	—
Avantis All International Markets Value ETF(2)	$64,123	—	—	—
Avantis Moderate Allocation ETF(2)	$176,663	—	—	—
(1)September 27, 2022 (fund inception) through August 31, 2023.
(2)June 27, 2023 (fund inception) through August 31, 2023.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

	Avantis All Equity Markets ETF	Avantis All Equity Markets Value ETF	Avantis All International Markets Equity ETF	Avantis All International Markets Value ETF	Avantis Moderate Allocation ETF
Federal tax cost of investments	$351,354,495	$85,965,903	$40,047,115	$2,850,020	$15,025,332
Gross tax appreciation of investments	67,493,481	10,208,645	2,989,548	246,645	1,136,427
Gross tax depreciation of investments	—	—	—	—	—
Net tax appreciation (depreciation) of investments	$67,493,481	$10,208,645	$2,989,548	$246,645	$1,136,427
Undistributed ordinary income	—	—	—	—	$22,999
Accumulated short-term capital losses	$(275,087)	$(120,419)	—	—	—

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales for Avantis All Equity Markets ETF and Avantis All Equity Markets Value ETF. The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes for Avantis All International Markets Equity ETF, Avantis All International Markets Value ETF and Avantis Moderate Allocation ETF.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

9. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets.

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10. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended August 31, 2024 follows:

Fund/Underlying Fund	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(1)
Avantis All Equity Markets ETF (Amounts in thousands)
Avantis Real Estate ETF	$6,269	$4,944	$268	$1,451	$12,396	268	$37	$310
Avantis U.S. Equity ETF	95,136	64,042	3,855	27,361	182,684	1,946	1,175	1,811
Avantis U.S. Large Cap Value ETF	33,061	22,334	1,174	8,101	62,322	957	394	773
Avantis U.S. Mid Cap Equity ETF	—	4,555	108	738	5,185	82	16	29
Avantis U.S. Mid Cap Value ETF	—	4,555	108	757	5,204	83	17	36
Avantis U.S. Small Cap Equity ETF	10,880	5,789	3,841	1,856	14,684	269	(97)	149
Avantis U.S. Small Cap Value ETF	11,206	5,608	2,490	2,152	16,476	172	30	224
Avantis Emerging Markets Equity ETF	13,629	9,936	673	2,491	25,383	412	129	564
Avantis Emerging Markets Small Cap Equity ETF	—	4,022	83	249	4,188	75	5	34
Avantis Emerging Markets Value ETF	9,058	5,353	551	1,416	15,276	308	77	458
Avantis International Equity ETF	22,546	17,270	808	4,663	43,671	660	278	1,076
Avantis International Large Cap Value ETF	11,413	8,810	409	2,002	21,816	394	145	637
Avantis International Small Cap Equity ETF	2,148	1,790	93	418	4,263	77	14	80
Avantis International Small Cap Value ETF	4,246	1,550	1,466	600	4,930	71	14	128
	$219,592	$160,558	$15,927	$54,255	$418,478	5,774	$2,234	$6,309
(1)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(1)
Avantis All Equity Markets Value ETF (Amounts in thousands)
Avantis U.S. Large Cap Value ETF	$7,385	$25,548	$2,048	$3,951	$34,836	535	$19	$308
Avantis U.S. Mid Cap Value ETF	—	6,552	67	882	7,367	117	9	44
Avantis U.S. Small Cap Value ETF	3,770	12,569	1,104	1,935	17,170	179	(10)	157
Avantis Emerging Markets Value ETF	1,784	7,673	113	724	10,068	203	12	189
Avantis International Large Cap Value ETF	3,607	13,786	1,487	1,586	17,492	316	(10)	460
Avantis International Small Cap Value ETF	1,840	6,775	491	1,052	9,176	133	9	200
	$18,386	$72,903	$5,310	$10,130	$96,109	1,483	$29	$1,358
(1)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(1)
Avantis All International Markets Equity ETF (Amounts in thousands)
Avantis Emerging Markets Equity ETF(2)	$114	$7,483	$376	$481	$7,702	125	$47	$56
Avantis Emerging Markets Value ETF	76	4,970	253	301	5,094	103	28	43
Avantis International Equity ETF	263	16,763	835	1,331	17,522	265	112	189
Avantis International Large Cap Value ETF(2)	132	8,321	423	593	8,623	156	48	109
Avantis International Small Cap Value ETF	54	3,406	169	292	3,583	52	24	38
	$639	$40,943	$2,056	$2,998	$42,524	701	$259	$435
(1)Distributions received includes distributions from net investment income and from capital gains, if any.
(2)Security, or a portion thereof, is on loan.

Fund/Underlying Fund	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(1)
Avantis All International Markets Value ETF (Amounts in thousands)
Avantis Emerging Markets Value ETF	$114	$792	$38	$63	$931	19	$5	$18
Avantis International Large Cap Value ETF	180	1,199	58	107	1,428	26	7	33
Avantis International Small Cap Value ETF	92	600	30	73	735	11	5	13
	$386	$2,591	$126	$243	$3,094	56	$17	$64
(1)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(1)
Avantis Moderate Allocation ETF (Amounts in thousands)
Avantis Real Estate ETF	$40	$281	$26	$36	$331	7	$2	$4
Avantis U.S. Equity ETF	594	4,042	384	495	4,747	51	51	28
Avantis U.S. Large Cap Value ETF	207	1,408	134	142	1,623	25	16	12
Avantis U.S. Mid Cap Equity ETF	—	152	6	13	159	3	1	1
Avantis U.S. Mid Cap Value ETF	—	152	6	13	159	3	1	1
Avantis U.S. Small Cap Equity ETF	68	360	40	43	431	8	4	3
Avantis U.S. Small Cap Value ETF	69	355	40	39	423	4	5	3
Avantis Core Fixed Income ETF	453	3,219	308	94	3,458	82	10	75
Avantis Short-Term Fixed Income ETF	227	1,594	155	29	1,695	36	2	35
Avantis Emerging Markets Equity ETF	87	600	58	47	676	11	6	9
Avantis Emerging Markets Small Cap Equity ETF	—	102	4	5	103	2	—	1
Avantis Emerging Markets Value ETF	59	329	37	25	376	8	3	6
Avantis International Equity ETF	147	1,008	97	92	1,150	17	11	20
Avantis International Large Cap Value ETF	74	529	49	40	594	11	5	12
Avantis International Small Cap Equity ETF	—	78	3	4	79	1	—	1
Avantis International Small Cap Value ETF	29	118	16	15	146	2	2	3
	$2,054	$14,327	$1,363	$1,132	$16,150	271	$119	$214
(1)Distributions received includes distributions from net investment income and from capital gains, if any.

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate(4)	Net Assets, End of Period (in thousands)
Avantis All Equity Markets ETF
2024	$60.97	1.33	11.44	12.77	(1.31)	$72.43	21.16%	0.03%	0.05%	2.02%	2.00%	2%	$418,840
2023(5)	$50.01	1.07	10.88	11.95	(0.99)	$60.97	24.04%	0.03%	0.05%	1.98%	1.96%	2%	$219,809

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Ratio of operating expenses to average net assets and ratio of operating expenses before expense waiver to average net assets does not include any fees and expenses of the underlying funds.
(4)Excludes securities received or delivered in kind.
(5)September 27, 2022 (fund inception) through August 31, 2023.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate(4)	Net Assets, End of Period (in thousands)
Avantis All Equity Markets Value ETF
2024	$52.59	1.39	8.98	10.37	(1.31)	$61.65	19.95%	0.03%	0.05%	2.42%	2.40%	8%	$96,173
2023(5)	$50.62	—(6)	1.97	1.97	—	$52.59	3.89%	0.03%	0.05%	(0.03)%	(0.05)%	0%	$18,405

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Ratio of operating expenses to average net assets and ratio of operating expenses before expense waiver to average net assets does not include any fees and expenses of the underlying funds.
(4)Excludes securities received or delivered in kind.
(5)June 27, 2023 (fund inception) through August 31, 2023.
(6)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate(4)	Net Assets, End of Period (in thousands)
Avantis All International Markets Equity ETF
2024	$51.18	1.74	7.40	9.14	(1.84)	$58.48	18.20%	0.03%	0.05%	3.14%	3.12%	0%	$42,546
2023(5)	$50.43	—(6)	0.75	0.75	—	$51.18	1.50%	0.03%	0.05%	(0.03)%	(0.05)%	0%	$640

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Ratio of operating expenses to average net assets and ratio of operating expenses before expense waiver to average net assets does not include any fees and expenses of the underlying funds.
(4)Excludes securities received or delivered in kind.
(5)June 27, 2023 (fund inception) through August 31, 2023.
(6)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate(4)	Net Assets, End of Period (in thousands)
Avantis All International Markets Value ETF
2024	$51.50	1.91	7.25	9.16	(1.68)	$58.98	18.11%	0.03%	0.05%	3.44%	3.42%	0%	$3,097
2023(5)	$50.37	—(6)	1.13	1.13	—	$51.50	2.26%	0.03%	0.05%	(0.03)%	(0.05)%	0%	$386

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Ratio of operating expenses to average net assets and ratio of operating expenses before expense waiver to average net assets does not include any fees and expenses of the underlying funds.
(4)Excludes securities received or delivered in kind.
(5)June 27, 2023 (fund inception) through August 31, 2023.
(6)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate(4)	Net Assets, End of Period (in thousands)
Avantis Moderate Allocation ETF
2024	$51.44	1.43	7.06	8.49	(1.16)	$58.77	16.68%	0.03%	0.05%	2.58%	2.56%	0%	$16,162
2023(5)	$50.39	0.06	0.99	1.05	—	$51.44	2.09%	0.03%	0.05%	0.69%	0.67%	0%	$2,058

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Ratio of operating expenses to average net assets and ratio of operating expenses before expense waiver to average net assets does not include any fees and expenses of the underlying funds.
(4)Excludes securities received or delivered in kind.
(5)June 27, 2023 (fund inception) through August 31, 2023.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of American Century ETF Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Avantis® All Equity Markets ETF, Avantis® All Equity Markets Value ETF, Avantis® All International Markets Equity ETF, Avantis® All International Markets Value ETF, and Avantis® Moderate Allocation ETF, (the “Funds”), five of the funds constituting the American Century ETF Trust, as of August 31, 2024, the related statements of operations, the statements of changes in net assets, and the financial highlights for the periods indicated in the table below; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2024, and the results of their operations, the changes in their net assets, and the financial highlights for the periods listed in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Fund Constituting the American Century ETF Trust	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Avantis® All Equity Markets ETF	For the year ended August 31, 2024	For the year ended August 31, 2024, and the period from September 27, 2022 (fund inception) through August 31, 2023
Avantis® All Equity Markets Value ETF	For the year ended August 31, 2024	For the year ended August 31, 2024, and the period from June 27, 2023 (fund inception) through August 31, 2023
Avantis® All International Markets Equity ETF
Avantis® All International Markets Value ETF
Avantis® Moderate Allocation ETF

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
October 16, 2024

We have served as the auditor of one or more American Century investment companies since 1997.

28

Approval of Management Agreements

At a meeting held on June 20, 2024, the Funds’ Board of Trustees (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for each of the Funds. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees.

Prior to its consideration of the management agreement renewal, the Trustees requested and reviewed extensive data and information compiled by the Advisor and certain independent data providers concerning the Funds. This review was in addition to the oversight and evaluation undertaken by the Board and its Audit Committee on a continual basis and the information received was supplemental to the extensive information that the Board and its Audit Committee receive and consider over time.

In connection with its consideration of the management agreement renewal, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Funds;
•the wide range of programs and services the Advisor and other service providers provide to the Funds and their shareholders on a routine and non-routine basis;
•the Funds’ investment performance compared to appropriate benchmarks and/or peer groups of other funds with similar investment objectives and strategies;
•the cost of owning the Funds compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Funds, the profitability of the Funds to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Funds;
•any collateral benefits derived by the Advisor from the management of the Funds;
•fees and expenses associated with any investment by the Funds in other funds;
•payments to intermediaries by the Funds and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

The independent Trustees met separately in private sessions to discuss the renewal and to review and discuss the information provided in response to their request. The independent Trustees also held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Funds. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling, and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under each Fund’s management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of each Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include the following:

•constructing and designing each Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of each Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
29

•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by each Fund under Rule 12b-1 plans)

Investment Management Services. The nature of the investment management services provided to the Funds is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage each Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board provides oversight of the investment performance process. It regularly reviews investment performance information for each Fund, together with comparative information for appropriate benchmarks over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The performance for Avantis All Equity Markets ETF was below the Fund’s benchmark for the one-year period reviewed by the Board. The Board found the investment management services provided by the Advisor to each Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides or arranges for a comprehensive package of services to the Funds. The Board, directly and through its Audit Committee, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to each Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Funds, its profitability in managing each Fund (pre- and post-distribution), and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Funds.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to the Funds and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of each Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that each Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1, and, for certain funds, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel). Under the unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of each of Avantis All International Markets Equity ETF and Avantis Moderate Allocation ETF was below the median of the total expense ratios of each Fund’s respective peer expense universe and was within the range of its peer expense group. The unified fee charged to shareholders of Avantis All International Markets Value ETF was below the median of the total expense ratios of the Fund’s peer expense universe and was the lowest of its peer expense group. The unified fee charged to shareholders of each of Avantis All Equity Markets ETF and Avantis All Equity Markets Value ETF was the lowest of the total expense ratios of each Fund’s respective peer expense universe and peer expense group. The Board and the Advisor agreed to continue the temporary reduction of each of the Fund’s annual unified management fee of 0.02% for at least one year, beginning August 1, 2024. The Board concluded that the management fee paid by each Fund to the Advisor under its management agreement is reasonable in light of the services provided to the Fund.

30

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to funds or other advisory clients managed similarly to the Funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Funds. The Board analyzed this information and concluded that the fees charged and services provided to the Funds were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by each Fund and the Advisor and services provided in response thereto. These payments could include various payments made by each Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for each Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Funds. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Funds’ operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in each Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to each Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreement are fair and reasonable and that the management fee charged to each Fund is fair in light of the services provided and that the investment management agreement between each Fund and the Advisor should be renewed for an additional one-year period.

31

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The funds hereby designate up to the maximum amount allowable as qualified dividend income for the fiscal year ended August 31, 2024.

For corporate taxpayers, the funds hereby designate the following, or up to the maximum amount allowable, of ordinary income distributions paid during the fiscal year ended August 31, 2024 as qualified for the corporate dividends received deduction.

Avantis All Equity Markets ETF	Avantis All Equity Markets Value ETF	Avantis All International Markets Equity ETF	Avantis All International Markets Value ETF	Avantis Moderate Allocation ETF
$3,020,816	$509,281	—	—	$47,141

For the fiscal year ended August 31, 2024, the funds intend to pass through to shareholders the following foreign source income and foreign taxes paid, or up to the maximum amount allowable, as a foreign tax credit.

	Foreign Tax Credit		Foreign Source Income
	Amount	Per Outstanding Share	Amount	Per Outstanding Share
Avantis All Equity Markets ETF	$111,689	$0.0193	$2,603,265	$0.4502
Avantis All Equity Markets Value ETF	$23,982	$0.0154	$754,123	$0.4834
Avantis All International Markets Equity ETF	$7,112	$0.0098	$368,571	$0.5066
Avantis All International Markets Value ETF	$1,969	$0.0375	$57,635	$1.0978
Avantis Moderate Allocation ETF	$1,221	$0.0044	$44,660	$0.1624

The funds hereby utilized earnings and profits distributed to shareholders on redemption of shares as part of the dividend paid deduction (tax equalization) for the fiscal year ended August 31, 2024.

Avantis All Equity Markets ETF	Avantis All Equity Markets Value ETF	Avantis All International Markets Equity ETF	Avantis All International Markets Value ETF	Avantis Moderate Allocation ETF
—	—	$1,072	—	$13,099

Contact Us	avantisinvestors.com
American Century Sales Representatives, Financial Professionals, Broker Dealers, Insurance Companies, Banks and Trust Companies	1-833-928-2684
Distributor: Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-98024 2410

(b) The information required by Item 13 of Form N-1A is included as part of the financial statements filed under Item 7(a) of this Form.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The remuneration paid to directors, officers and others is included as part of the report to stockholders filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

A statement regarding the basis for the board of directors’ approval of the investment advisory contract is included as part of the reports to stockholders filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Registrant’s Code of Ethics for Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, was filed as Exhibit 13(a)(1) to American Century ETF Trust’s Certified Shareholder Report on Form N-CSR, File No. 811-21591, on File No. 811-23305, on October 25, 2018.

(a)(2) Not applicable.

(a)(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century ETF Trust

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	October 28, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	October 28, 2024

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	October 28, 2024